UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	6/30/2016

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AQR Emerging Markets Equity Portfolio

AST BlackRock iShares ETF Portfolio

AST Boston Partners Large-Cap Value Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Large-Cap Value Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Herndon Large-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Parametric Emerging Markets Equity Portfolio

AST QMA Emerging Markets Equity Portfolio

AST QMA Large-Cap Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AQR Emerging Markets Equity Portfolio	A1
	AST BlackRock iShares ETF Portfolio	A15
	AST Boston Partners Large-Cap Value Portfolio	A18
	AST Cohen & Steers Realty Portfolio	A23
	AST Goldman Sachs Large-Cap Value Portfolio	A26
	AST Goldman Sachs Mid-Cap Growth Portfolio	A30
	AST Goldman Sachs Small-Cap Value Portfolio	A35
	AST Herndon Large-Cap Value Portfolio	A41
	AST Hotchkis & Wiley Large-Cap Value Portfolio	A44
	AST International Growth Portfolio	A49
	AST International Value Portfolio	A55
	AST J.P. Morgan International Equity Portfolio	A62
	AST Jennison Large-Cap Growth Portfolio	A66
	AST Loomis Sayles Large-Cap Growth Portfolio	A70
	AST MFS Global Equity Portfolio	A73
	AST MFS Growth Portfolio	A77
	AST MFS Large-Cap Value Portfolio	A82
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A87
	AST Parametric Emerging Markets Equity Portfolio	A93
	AST QMA Emerging Markets Equity Portfolio	A112
	AST QMA Large-Cap Portfolio	A120
	AST Small-Cap Growth Portfolio	A127
	AST Small-Cap Growth Opportunities Portfolio	A133
	AST Small-Cap Value Portfolio	A139
	AST T. Rowe Price Large-Cap Growth Portfolio	A148
	AST T. Rowe Price Natural Resources Portfolio	A152
	AST Templeton Global Bond Portfolio	A157
	AST WEDGE Capital Mid-Cap Value Portfolio	A165
	AST Wellington Management Hedged Equity Portfolio	A168
	Glossary	A179

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2016

AST AQR Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2.4%
Tencent Holdings Ltd. (China)	2.2%
Infosys Ltd. (India), ADR	2.0%
China Mobile Ltd. (China)	1.7%

AST BlackRock iShares ETF
Five Largest Holdings	(% of Net Assets	)
iShares Core U.S. Aggregate Bond ETF	40.3%
iShares Core S&P 500 ETF	21.2%
iShares MSCI EAFE ETF	14.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
iShares Russell 2000 ETF	5.0%

AST Boston Partners Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Berkshire Hathaway, Inc. (Class B Stock)	4.9%
Johnson & Johnson	4.8%
JPMorgan Chase & Co.	4.1%
Merck & Co., Inc.	2.6%
Occidental Petroleum Corp.	2.3%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc.	13.8%
UDR, Inc.	6.2%
Prologis, Inc.	5.1%
Essex Property Trust, Inc.	4.2%
Apartment Investment & Management Co. (Class A Stock)	4.2%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	4.8%
Wells Fargo & Co.	4.6%
Verizon Communications, Inc.	4.4%
Bank of America Corp.	4.0%
Exxon Mobil Corp.	3.8%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amphenol Corp. (Class A Stock)	2.5%
McCormick & Co., Inc.	2.5%
Equinix, Inc.	2.5%
SBA Communications Corp. (Class A Stock)	2.4%
Ross Stores, Inc.	2.4%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
iShares Russell 2000 Value Index Fund	2.0%
PrivateBancorp, Inc.	1.2%
Spectrum Brands Holdings, Inc.	1.2%
TreeHouse Foods, Inc.	1.1%
CyrusOne, Inc.	1.1%

AST Herndon Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Altria Group, Inc.	4.4%
TJX Cos., Inc. (The)	4.1%
AES Corp.	3.9%
CBOE Holdings, Inc.	3.8%
Philip Morris International, Inc.	3.7%

AST Hotchkis & Wiley Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
American International Group, Inc.	5.0%
Bank of America Corp.	4.4%
Citigroup, Inc.	4.2%
Microsoft Corp.	4.1%
Corning, Inc.	4.1%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
Tencent Holdings Ltd. (China)	3.5%
Industria de Diseno Textil SA (Spain)	2.6%
Dassault Systemes (France)	1.9%
Alibaba Group Holding Ltd. (China), ADR	1.8%
Valeo SA (France)	1.7%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	1.7%
Anheuser-Busch InBev NV (Belgium)	1.4%
KDDI Corp. (Japan)	1.4%
British American Tobacco PLC (United Kingdom)	1.3%
Daiwa House Industry Co. Ltd. (Japan)	1.3%

AST J.P. Morgan International Equity
Five Largest Holdings	(% of Net Assets	)
Roche Holding AG (Switzerland)	2.4%
Novartis AG (Switzerland)	2.4%
Vodafone Group PLC (United Kingdom)	2.3%
Anheuser-Busch InBev NV (Belgium)	2.0%
Japan Tobacco, Inc. (Japan)	2.0%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2016

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	6.1%
Facebook, Inc. (Class A Stock)	4.3%
Apple, Inc.	4.0%
Visa, Inc. (Class A Stock)	3.4%
Tecent Holdings Ltd. (China)	2.8%

AST Loomis Sayles Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	6.7%
Facebook, Inc. (Class A Stock)	6.2%
Cisco Systems, Inc.	4.9%
Visa, Inc. (Class A Stock)	4.8%
Monster Beverage Corp.	4.8%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Thermo Fisher Scientific, Inc.	2.8%
Nestle SA (Switzerland)	2.7%
Honeywell International, Inc.	2.6%
Time Warner, Inc.	2.6%
Bayer AG (Germany)	2.5%

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Facebook, Inc. (Class A Stock)	4.0%
Visa, Inc. (Class A Stock)	3.8%
Amazon.com, Inc.	3.5%
Alphabet, Inc. (Class A Stock)	3.4%
Thermo Fisher Scientific, Inc.	2.8%

AST MFS Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.2%
Johnson & Johnson	3.9%
Philip Morris International, Inc.	3.5%
Wells Fargo & Co.	2.8%
Accenture PLC (Class A Stock)	2.7%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Edison International	1.7%
AES Corp.	1.7%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1.3%
Zimmer Biomet Holdings, Inc.	1.3%
Public Service Enterprise Group, Inc.	1.2%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
iShares Core MSCI Emerging Markets	0.8%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	0.7%
Sberbank of Russia PJSC (Russia), ADR	0.7%
China Mobile Ltd. (China)	0.7%
Sasol Ltd. (South Africa)	0.7%

AST QMA Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Tencent Holdings Ltd. (China)	3.8%
Samsung Electronics Co. Ltd. (South Korea)	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
iShares MSCI Emerging Markets ETF	2.3%
Naspers Ltd. (South Africa) (Class N Stock)	1.6%

AST QMA Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.9%
Microsoft Corp.	2.5%
Verizon Communications, Inc.	2.2%
Facebook, Inc. (Class A Stock)	2.2%
AT&T, Inc.	2.2%

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
8x8, Inc.	2.4%
Proofpoint, Inc.	1.8%
Gigamon, Inc.	1.7%
Five Below, Inc.	1.6%
Burlington Stores, Inc.	1.5%

AST Small-Cap Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
Burlington Stores, Inc.	1.4%
WellCare Health Plans, Inc.	1.3%
iShares Russell 2000 Growth ETF	1.2%
LogMeIn, Inc.	1.2%
Proofpoint, Inc.	1.2%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Portland General Electric Co.	1.3%
IBERIABANK Corp.	1.3%
Sterling Bancorp	1.1%
TriNet Group, Inc.	0.9%
EMCOR Group, Inc.	0.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2016

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	8.6%
Priceline Group, Inc. (The)	4.7%
Facebook, Inc. (Class A Stock)	4.0%
Danaher Corp.	4.0%
Alphabet, Inc. (Class A Stock)	4.0%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
TOTAL SA (France)	4.4%
Exxon Mobil Corp.	3.2%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3.0%
Occidental Petroleum Corp.	2.8%
Cimarex Energy Co.	2.3%

AST Templeton Global Bond
Allocation	(% of Net Assets	)
Foreign Bonds	44.6%
Sovereign Issues	19.4%

AST WEDGE Capital Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Pinnacle West Capital Corp.	3.8%
Universal Health Services, Inc. (Class B Stock)	3.7%
Wyndham Worldwide Corp.	3.4%
TransDigm Group, Inc.	3.4%
Zimmer Biomet Holdings, Inc.	3.3%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	1.7%
Bristol-Myers Squibb Co.	1.7%
Merck & Co., Inc.	1.6%
PNC Financial Services Group, Inc. (The)	1.5%
CHUBB Ltd.	1.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,066.80	1.49%	$7.66
	Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47
AST BlackRock iShares ETF Portfolio	Actual	$1,000.00	$1,030.80	1.02%	$5.15
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
AST Boston Partners Large-Cap Value Portfolio	Actual	$1,000.00	$1,007.50	0.85%	$4.24
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$1,078.00	1.04%	$5.37
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22
AST Goldman Sachs Large-Cap Value Portfolio	Actual	$1,000.00	$1,009.90	0.82%	$4.10
	Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12
AST Goldman Sachs Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,023.30	0.98%	$4.93
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,047.60	1.07%	$5.45
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
AST Herndon Large-Cap Value Portfolio	Actual	$1,000.00	$974.70	0.81%	$3.98
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07
AST Hotchkis & Wiley Large-Cap Value Portfolio	Actual	$1,000.00	$1,023.10	0.84%	$4.23
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
AST International Growth Portfolio	Actual	$1,000.00	$964.40	1.09%	$5.32
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47
AST International Value Portfolio	Actual	$1,000.00	$955.40	1.10%	$5.35
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2016

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$963.50	1.04%	$5.08
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22
AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$931.00	1.00%	$4.80
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,022.80	0.92%	$4.63
	Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62
AST MFS Global Equity Portfolio	Actual	$1,000.00	$1,025.90	1.14%	$5.74
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
AST MFS Growth Portfolio	Actual	$1,000.00	$997.80	0.99%	$4.92
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$1,065.60	0.95%	$4.88
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$1,037.40	1.00%	$5.07
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,089.90	1.55%	$8.05
	Hypothetical	$1,000.00	$1,017.16	1.55%	$7.77
AST QMA Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,049.40	1.70%	$8.66
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52
AST QMA Large-Cap Portfolio	Actual	$1,000.00	$1,015.20	0.81%	$4.06
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07
AST Small-Cap Growth Portfolio	Actual	$1,000.00	$980.00	1.01%	$4.97
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST Small-Cap Growth Opportunities Portfolio	Actual	$1,000.00	$953.50	1.06%	$5.15
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,059.10	1.06%	$5.43
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$934.60	0.96%	$4.62
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$1,170.60	1.06%	$5.72
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST Templeton Global Bond Portfolio	Actual	$1,000.00	$993.20	1.02%	$5.05
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
AST WEDGE Capital Mid-Cap Value Portfolio	Actual	$1,000.00	$1,040.40	1.07%	$5.43
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,027.80	1.11%	$5.60
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six month period ended June 30, 2016, and divided by the 366 days in the Portfolio's fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 87.1%	Shares	Value (Note 2)
Brazil — 4.9%
AMBEV SA, ADR(a)	181,757	$1,074,184
Banco Bradesco SA, ADR	137,078	1,070,579
BM&FBovespa SA	59,000	327,298
BRF SA	68,600	957,790
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	41,714	373,757
Embraer SA, ADR	7,827	170,002
Equatorial Energia SA	10,800	163,834
Estacio Participacoes SA	57,000	300,056
Hypermarcas SA	4,500	32,570
JBS SA	515,000	1,603,213
Kroton Educacional SA	49,400	208,685
Natura Cosmeticos SA	34,000	269,794
Porto Seguro SA	31,000	255,929
Qualicorp SA	7,800	45,382

		6,853,073

Chile — 1.5%
Banco de Chile	7,330,987	783,966
Banco Santander Chile, ADR	46,693	904,443
Cencosud SA	113,706	324,037
Cia Cervecerias Unidas SA, ADR	3,749	87,502

		2,099,948

China — 20.4%
Air China Ltd. (Class H Stock)	256,000	175,998
Alibaba Group Holding Ltd., ADR*(a)	16,032	1,275,025
ANTA Sports Products Ltd.	146,000	294,211
Baidu, Inc., ADR*	5,243	865,881
Bank of China Ltd. (Class H Stock)	1,631,000	655,512
Bank of Communications Co. Ltd. (Class H Stock)	952,000	605,579
Beijing Capital International Airport Co. Ltd. (Class H Stock)	124,000	135,050
Beijing Enterprises Holdings Ltd.	76,500	433,692
Belle International Holdings Ltd.	822,000	483,800
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,491,000	505,589
China CITIC Bank Corp. Ltd. (Class H Stock)	1,270,000	776,843
China Communications Services Corp. Ltd. (Class H Stock)	780,000	408,808
China Construction Bank Corp. (Class H Stock)	3,203,000	2,135,242
China Everbright International Ltd.	132,000	147,596
China Galaxy Securities Co. Ltd. (Class H Stock)	383,500	346,094
China Merchants Holdings International Co. Ltd.	62,000	165,974
China Mobile Ltd.	212,000	2,449,494
China Overseas Land & Investment Ltd.	230,000	733,206
China Petroleum & Chemical Corp. (Class H Stock)	348,000	251,471
China Resources Land Ltd.	166,000	391,171
China Shenhua Energy Co. Ltd. (Class H Stock)	184,500	343,152
China Vanke Co. Ltd. (Class H Stock)	95,600	188,792
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	688,000	350,407

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
CNOOC Ltd.	532,000	$664,053
Country Garden Holdings Co. Ltd.	523,000	221,182
Ctrip.com International Ltd., ADR*	6,159	253,751
Dalian Wanda Commercial Properties Co. Ltd. (Class H Stock), 144A	55,700	344,724
Dongfeng Motor Group Co. Ltd. (Class H Stock)	150,000	158,108
Evergrande Real Estate Group Ltd.	263,000	162,248
Far East Horizon Ltd.	50,000	39,052
Geely Automobile Holdings Ltd.	1,390,000	758,164
GOME Electrical Appliances Holding Ltd.	6,286,000	751,818
Great Wall Motor Co. Ltd. (Class H Stock)	1,330,000	1,111,973
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,724,000	1,519,090
JD.com, Inc., ADR*	7,244	153,790
Longfor Properties Co. Ltd.	153,000	199,619
NetEase, Inc., ADR	1,681	324,803
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	2,071,000	797,300
PetroChina Co. Ltd. (Class H Stock)	302,000	208,150
PICC Property & Casualty Co. Ltd. (Class H Stock)	528,000	832,468
Qihoo 360 Technology Co. Ltd., ADR*	1,763	128,787
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	1,166,000	536,494
Sinopharm Group Co. Ltd. (Class H Stock)	216,000	1,037,597
Sinotrans Ltd. (Class H Stock)	521,000	232,607
Tencent Holdings Ltd.	137,300	3,149,617
TravelSky Technology Ltd. (Class H Stock)	96,000	185,589
Weichai Power Co. Ltd. (Class H Stock)	329,000	338,747
Zijin Mining Group Co. Ltd. (Class H Stock)	972,000	326,504

		28,554,822

Hong Kong — 1.0%
Nine Dragons Paper Holdings Ltd.	1,018,000	780,491
Shimao Property Holdings Ltd.	159,000	202,153
Sino Biopharmaceutical Ltd.	691,000	453,520

		1,436,164

Hungary — 0.3%
OTP Bank PLC	10,241	229,167
Richter Gedeon Nyrt	6,406	127,416

		356,583

India — 6.9%
Axis Bank Ltd., GDR, RegS	1,095	43,276
Dr. Reddy’s Laboratories Ltd., ADR	37,512	1,921,740
ICICI Bank Ltd., ADR	42,932	308,252
Infosys Ltd., ADR	159,348	2,844,362
Reliance Industries Ltd., GDR,144A	25,866	738,813
State Bank of India, GDR, RegS	39,256	1,244,415
Tata Motors Ltd., ADR*	22,596	783,403
Wipro Ltd., ADR	149,017	1,841,850

		9,726,111

Indonesia — 2.9%
Bank Central Asia Tbk PT	349,700	354,091
Bank Mandiri Persero Tbk PT	81,900	59,267
Bank Negara Indonesia Persero Tbk PT	363,900	144,210
Bank Rakyat Indonesia Persero Tbk PT	591,200	486,458
Gudang Garam Tbk PT	69,400	363,114

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	99,200	$130,409
Indofood Sukses Makmur Tbk PT	652,600	359,073
Matahari Department Store Tbk PT	231,700	353,136
Semen Indonesia Persero Tbk PT	152,400	108,551
Telekomunikasi Indonesia Persero Tbk PT	2,201,000	669,645
Unilever Indonesia Tbk PT	47,700	163,026
United Tractors Tbk PT	807,500	911,076

		4,102,056

Malaysia — 3.4%
AirAsia Bhd	2,328,002	1,507,298
Axiata Group Bhd	145,400	203,504
Genting Bhd	113,500	231,188
Genting Malaysia Bhd	211,900	234,291
Hong Leong Bank Bhd	30,700	100,703
IHH Healthcare Bhd	226,500	370,805
Kuala Lumpur Kepong Bhd	13,600	78,656
Malayan Banking Bhd	159,000	321,634
MISC Bhd	240,200	444,473
Petronas Chemicals Group Bhd	265,300	434,983
Public Bank Bhd	116,700	562,314
Tenaga Nasional Bhd	61,300	214,638
YTL Corp. Bhd	153,700	63,794

		4,768,281

Mexico — 4.2%
Alfa SAB de CV (Class A Stock)	233,700	401,760
America Movil SAB de CV (Class L Stock), ADR	22,267	272,993
Arca Continental SAB de CV	46,700	335,156
Cemex SAB de CV, ADR*	59,728	368,522
Fibra Uno Administracion SA de CV, REIT	178,600	380,498
Fomento Economico Mexicano SAB de CV, ADR	6,112	565,299
Gruma SAB de CV (Class B Stock)	94,925	1,365,525
Grupo Financiero Banorte SAB de CV (Class O Stock)	13,700	76,568
Grupo Lala SAB de CV	52,100	114,872
Grupo Televisa SAB, ADR	16,351	425,780
Industrias Penoles SAB de CV	22,290	532,167
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	201,300	475,543
OHL Mexico SAB de CV*	239,400	293,316
Wal-Mart de Mexico SAB de CV	119,800	288,188

		5,896,187

Peru — 0.5%
Credicorp Ltd.	3,151	486,294
Southern Copper Corp.	6,656	179,579

		665,873

Philippines — 0.9%
Ayala Corp.	7,410	134,084
BDO Unibank, Inc.	16,210	38,727
Globe Telecom, Inc.	6,070	306,843
JG Summit Holdings, Inc.	68,780	125,652
Jollibee Foods Corp.	21,970	113,306
Metro Pacific Investments Corp.	1,084,700	161,530
Philippine Long Distance Telephone Co.	1,085	49,592

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines (continued)
Universal Robina Corp.	85,510	$379,255

		1,308,989

Poland — 1.5%
Eurocash SA	82,785	970,042
KGHM Polska Miedz SA*	11,016	185,914
PGE Polska Grupa Energetyczna SA	134,404	404,844
Polskie Gornictwo Naftowe i Gazownictwo SA	331,231	472,215

		2,033,015

Romania — 0.1%
New Europe Property Investments PLC	16,618	189,559

Russia — 3.1%
Gazprom PAO, ADR	199,294	862,943
Lukoil PJSC, ADR	17,076	707,800
Mobile TeleSystems PJSC, ADR	12,437	102,978
Novatek OJSC, GDR, RegS	3,123	318,330
Rosneft PJSC, GDR, RegS	39,709	202,913
Severstal PJSC, GDR, RegS	20,167	221,220
Sistema JSFC, GDR, RegS	124,903	940,913
Surgutneftegas OJSC, ADR	71,921	368,955
Tatneft PJSC, ADR	20,699	626,544

		4,352,596

South Africa — 7.1%
Anglo American Platinum Ltd.*	9,393	234,828
AngloGold Ashanti Ltd., ADR*	45,252	817,251
Barclays Africa Group Ltd.	9,335	91,559
Barloworld Ltd.	85,124	424,166
Exxaro Resources Ltd.	34,015	156,715
Gold Fields Ltd., ADR	365,410	1,790,509
Growthpoint Properties Ltd., REIT	143,490	250,684
Hyprop Investments Ltd., UTS, REIT	22,604	198,996
Imperial Holdings Ltd.	48,885	499,200
Investec Ltd.	50,102	307,167
Massmart Holdings Ltd.	18,276	156,116
Mondi Ltd.	17,787	323,808
MTN Group Ltd.	30,501	296,420
Naspers Ltd. (Class N Stock)	8,794	1,342,800
Pick’n Pay Stores Ltd.	70,607	343,791
Pioneer Foods Group Ltd.	3,425	40,189
Redefine Properties Ltd., REIT	195,025	149,693
Remgro Ltd.	20,354	353,185
Resilient REIT Ltd., REIT	26,045	233,351
RMB Holdings Ltd.	90,966	348,640
Standard Bank Group Ltd.	6,447	56,150
Telkom SA SOC Ltd.	179,768	811,148
Truworths International Ltd.	12,690	73,849
Woolworths Holdings Ltd.	106,476	609,688

		9,909,903

South Korea — 13.2%
AMOREPACIFIC Group	1,500	220,116
CJ CheilJedang Corp.	830	281,108
CJ E&M Corp.	4,461	269,882
Dongbu Insurance Co. Ltd.	3,938	237,030
Hana Financial Group, Inc.	14,922	303,378
Hanmi Pharm Co. Ltd.	128	79,219
Hanwha Chemical Corp.	79,209	1,655,022

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Hanwha Corp.	38,632	$1,200,145
Hanwha Life Insurance Co. Ltd.	71,206	358,800
Hyundai Department Store Co. Ltd.	830	93,376
Hyundai Development Co.-Engineering & Construction	11,844	410,900
KB Financial Group, Inc.	3,475	98,815
Kia Motors Corp.	10,018	377,472
Korea Electric Power Corp.	8,880	466,129
Korea Zinc Co. Ltd.	89	39,467
Korean Air Lines Co. Ltd.*	18,304	414,031
KT&G Corp.	3,838	454,554
LG Chem Ltd.	3,003	685,791
LG Corp.	4,758	264,601
Lotte Chemical Corp.	2,767	688,672
Posco Daewoo Corp.	28,864	634,029
Samsung Card Co. Ltd.	2,903	105,199
Samsung Electronics Co. Ltd.	3,882	4,834,454
Samsung Life Insurance Co. Ltd.	900	78,759
Shinhan Financial Group Co. Ltd.	9,328	306,602
Shinsegae Co. Ltd.	4,485	763,216
SK Hynix, Inc.	38,265	1,088,907
SK Innovation Co. Ltd.	12,252	1,509,621
SK Networks Co. Ltd.	35,188	182,526
SK Telecom Co. Ltd.	1,401	263,202
Woori Bank	10,967	91,184

		18,456,207

Taiwan — 11.3%
Casetek Holdings Ltd.	21,000	74,044
Cathay Financial Holding Co. Ltd.	164,000	179,756
China Airlines Ltd.*	243,000	73,138
China Life Insurance Co. Ltd.	1,016,700	791,477
Compal Electronics, Inc.	1,312,000	829,980
CTBC Financial Holding Co. Ltd.	548,108	288,285
Eclat Textile Co. Ltd.	4,000	38,791
Far EasTone Telecommunications Co. Ltd.	274,000	663,463
Feng TAY Enterprise Co. Ltd.	101,000	419,919
Fubon Financial Holding Co. Ltd.	1,223,000	1,441,955
Hon Hai Precision Industry Co. Ltd.	781,017	2,012,122
Innolux Corp.	1,277,000	431,480
Inotera Memories, Inc.*	89,000	69,699
Inventec Corp.	500,000	357,505
Lite-On Technology Corp.	207,000	285,099
MediaTek, Inc.	20,000	152,831
Mega Financial Holding Co. Ltd.	307,000	232,206
Pou Chen Corp.	722,000	971,820
Powertech Technology, Inc.	541,000	1,207,935
Radiant Opto-Electronics Corp.	448,000	706,769
Realtek Semiconductor Corp.*	179,000	558,279
Taiwan Fertilizer Co. Ltd.	158,000	210,935
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	130,413	3,420,733
Uni-President Enterprises Corp.	191,000	377,233
Zhen Ding Technology Holding Ltd.	19,000	34,382

		15,829,836

Thailand — 2.4%
Bangkok Bank PCL, NVDR	112,500	509,289
Bumrungrad Hospital PCL, NVDR	10,800	56,239
Charoen Pokphand Foods PCL, NVDR	105,700	86,656

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thailand (continued)
Krung Thai Bank PCL, NVDR	75,800	$35,308
PTT Exploration & Production PCL, NVDR	96,700	232,241
PTT Global Chemical PCL, NVDR	463,900	787,255
Thai Oil PCL, NVDR	219,500	376,279
Thai Union Group PCL, NVDR	2,023,800	1,271,539

		3,354,806

Turkey — 1.5%
Arcelik A/S	41,738	274,818
BIM Birlesik Magazalar A/S	16,382	319,487
Eregli Demir ve Celik Fabrikalari TAS	105,215	148,836
Ford Otomotiv Sanayi A/S	8,169	86,944
Haci Omer Sabanci Holding A/S	11,352	37,255
Petkim Petrokimya Holding A/S	96,489	128,929
TAV Havalimanlari Holding A/S	85,836	368,631
Tupras Turkiye Petrol Rafinerileri A/S	1,604	35,609
Turkiye Garanti Bankasi A/S	164,304	433,998
Turkiye Halk Bankasi A/S	66,518	197,967
Turkiye Is Bankasi (Class C Stock)	47,666	75,721
Turkiye Sise ve Cam Fabrikalari A/S	51,949	64,232

		2,172,427

TOTAL COMMON STOCKS (cost $126,926,028)		122,066,436

PREFERRED STOCKS — 2.0%
Brazil
Braskem SA (PRFC A)	126,100	745,852
Centrais Eletricas Brasileiras SA (PRFC B)*	66,200	361,057
Itau Unibanco Holding SA, ADR (PRFC)	75,779	715,354
Itausa — Investimentos Itau SA (PRFC)	219,060	511,456
Petroleo Brasileiro SA (PRFC)*	184,100	537,577

TOTAL PREFERRED STOCKS (cost $2,146,342)		2,871,296

TOTAL LONG-TERM INVESTMENTS (cost $129,072,370)		124,937,732

SHORT-TERM INVESTMENT — 12.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $17,246,302; includes $2,345,340 of cash collateral for securities on loan)(b)(v)(w) (Note 4)	17,246,302	17,246,302

TOTAL INVESTMENTS — 101.4% (cost $146,318,672)		142,184,034
Liabilities in excess of other assets(z) — (1.4)%		(1,992,067)

NET ASSETS — 100.0%		$140,191,967

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,325,506; cash collateral of $2,345,340 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(v)	Includes an amount of $2,682,530 segregated as collateral for swap agreements.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
117	BIST National 30 Index	Aug. 2016	$387,880	$389,662	$1,782
113	Hang Seng China Enterprises Index	Jul. 2016	6,135,343	6,354,165	218,822
126	SET50 Index	Sep. 2016	637,498	647,356	9,858
64	SGX MSCI Singapore Index	Jul. 2016	1,454,005	1,507,475	53,470

					283,932

Short Positions:
193	FTSE/JSE Top 40 Index	Sep. 2016	6,117,858	6,086,419	31,439
2	MEX Bolsa Index	Sep. 2016	49,222	50,442	(1,220)
35	MSCI Taiwan Stock Index	Jul. 2016	1,076,460	1,111,250	(34,790)
207	SGX Nifty 50 Index	Jul. 2016	3,365,982	3,450,897	(84,915)

					(89,486)

					$194,446

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 09/21/16	Citigroup Global Markets	BRL	14,998	$4,036,889	$4,550,309	$513,420
Expiring 09/21/16	Citigroup Global Markets	BRL	6,436	1,744,768	1,952,568	207,800
Expiring 09/21/16	Citigroup Global Markets	BRL	4,818	1,298,531	1,461,655	163,124
Expiring 09/21/16	Citigroup Global Markets	BRL	4,239	1,139,317	1,286,173	146,856
Expiring 09/21/16	Citigroup Global Markets	BRL	3,237	864,262	981,930	117,668
Expiring 09/21/16	Citigroup Global Markets	BRL	1,720	494,078	521,825	27,747
Expiring 09/21/16	Citigroup Global Markets	BRL	1,390	391,218	421,708	30,490
Expiring 09/21/16	Citigroup Global Markets	BRL	1,300	363,485	394,403	30,918
Expiring 09/21/16	Citigroup Global Markets	BRL	1,070	298,463	324,625	26,162
Expiring 09/21/16	Citigroup Global Markets	BRL	900	263,894	273,048	9,154
Expiring 09/21/16	Citigroup Global Markets	BRL	807	216,355	244,834	28,479
Chilean Peso,
Expiring 09/21/16	Citigroup Global Markets	CLP	529,637	757,309	794,158	36,849
Expiring 09/21/16	Citigroup Global Markets	CLP	105,967	152,625	158,891	6,266
Expiring 09/21/16	Citigroup Global Markets	CLP	100,000	146,669	149,944	3,275
Expiring 09/21/16	Citigroup Global Markets	CLP	20,000	28,944	29,989	1,045
Expiring 09/21/16	Citigroup Global Markets	CLP	20,000	29,995	29,988	(7)
Colombian Peso,
Expiring 09/21/16	Citigroup Global Markets	COP	5,408,003	1,713,416	1,818,598	105,182
Expiring 09/21/16	Citigroup Global Markets	COP	4,992,179	1,565,443	1,678,766	113,323
Expiring 09/21/16	Citigroup Global Markets	COP	4,906,107	1,565,327	1,649,822	84,495
Expiring 09/21/16	Citigroup Global Markets	COP	2,983,712	936,364	1,003,360	66,996
Expiring 09/21/16	Citigroup Global Markets	COP	420,000	138,981	141,237	2,256
Expiring 09/21/16	Citigroup Global Markets	COP	200,000	65,381	67,256	1,875
Czech Koruna,
Expiring 09/21/16	Citigroup Global Markets	CZK	34,167	1,419,041	1,404,643	(14,398)

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Czech Koruna (continued),
Expiring 09/21/16	Citigroup Global Markets	CZK	25,800	$1,071,607	$1,060,656	$(10,951)
Expiring 09/21/16	Citigroup Global Markets	CZK	17,233	712,096	708,446	(3,650)
Hong Kong Dollar,
Expiring 09/21/16	Citigroup Global Markets	HKD	11,800	1,521,350	1,522,532	1,182
Expiring 09/21/16	Citigroup Global Markets	HKD	9,400	1,211,829	1,212,865	1,036
Expiring 09/21/16	Citigroup Global Markets	HKD	9,345	1,205,056	1,205,752	696
Expiring 09/21/16	Citigroup Global Markets	HKD	7,147	921,084	922,180	1,096
Expiring 09/21/16	Citigroup Global Markets	HKD	4,500	580,516	580,627	111
Expiring 09/21/16	Citigroup Global Markets	HKD	1,875	241,718	241,927	209
Expiring 09/21/16	Citigroup Global Markets	HKD	1,800	231,980	232,251	271
Expiring 09/21/16	Citigroup Global Markets	HKD	1,800	232,206	232,251	45
Expiring 09/21/16	Citigroup Global Markets	HKD	1,400	180,466	180,639	173
Expiring 09/21/16	Citigroup Global Markets	HKD	1,000	128,975	129,029	54
Expiring 09/21/16	Citigroup Global Markets	HKD	700	90,271	90,320	49
Expiring 09/21/16	Citigroup Global Markets	HKD	400	51,570	51,611	41
Expiring 09/21/16	Citigroup Global Markets	HKD	400	51,599	51,611	12
Expiring 09/21/16	Citigroup Global Markets	HKD	400	51,615	51,611	(4)
Expiring 09/21/16	Citigroup Global Markets	HKD	100	12,898	12,903	5
Hungarian Forint,
Expiring 09/21/16	Citigroup Global Markets	HUF	705,567	2,514,127	2,479,423	(34,704)
Indian Rupee,
Expiring 09/21/16	Citigroup Global Markets	INR	191,407	2,779,756	2,794,674	14,918
Expiring 09/21/16	Citigroup Global Markets	INR	86,727	1,264,893	1,266,275	1,382
Expiring 09/21/16	Citigroup Global Markets	INR	52,225	764,203	762,527	(1,676)
Expiring 09/21/16	Citigroup Global Markets	INR	52,025	761,131	759,598	(1,533)
Expiring 09/21/16	Citigroup Global Markets	INR	51,906	759,550	757,857	(1,693)
Expiring 09/21/16	Citigroup Global Markets	INR	51,288	750,265	748,839	(1,426)
Expiring 09/21/16	Citigroup Global Markets	INR	34,610	505,555	505,332	(223)
Expiring 09/21/16	Citigroup Global Markets	INR	34,526	508,075	504,105	(3,970)
Expiring 09/21/16	Citigroup Global Markets	INR	13,000	189,713	189,809	96
Expiring 09/21/16	Citigroup Global Markets	INR	7,000	101,479	102,205	726
Indonesian Rupiah,
Expiring 09/21/16	Citigroup Global Markets	IDR	5,600,000	414,203	417,527	3,324
Expiring 09/21/16	Citigroup Global Markets	IDR	2,763,307	199,230	206,028	6,798
Expiring 09/21/16	Citigroup Global Markets	IDR	2,083,901	150,138	155,373	5,235
Expiring 09/21/16	Citigroup Global Markets	IDR	1,379,862	98,562	102,880	4,318
Expiring 09/21/16	Citigroup Global Markets	IDR	1,377,048	98,955	102,671	3,716
Expiring 09/21/16	Citigroup Global Markets	IDR	330,803	23,799	24,664	865
Israeli Shekel,
Expiring 09/21/16	Citigroup Global Markets	ILS	5,460	1,427,597	1,417,644	(9,953)
Malaysian Ringgit,
Expiring 09/21/16	Citigroup Global Markets	MYR	9,306	2,236,243	2,295,201	58,958
Expiring 09/21/16	Citigroup Global Markets	MYR	6,967	1,704,570	1,718,191	13,621
Expiring 09/21/16	Citigroup Global Markets	MYR	6,959	1,686,491	1,716,314	29,823
Expiring 09/21/16	Citigroup Global Markets	MYR	5,758	1,394,700	1,420,223	25,523
Expiring 09/21/16	Citigroup Global Markets	MYR	4,645	1,127,584	1,145,493	17,909
Expiring 09/21/16	Citigroup Global Markets	MYR	4,645	1,135,662	1,145,493	9,831
New Taiwanese Dollar,
Expiring 09/21/16	Citigroup Global Markets	TWD	19,000	586,784	590,093	3,309
Expiring 09/21/16	Citigroup Global Markets	TWD	18,100	555,643	562,142	6,499
Expiring 09/21/16	Citigroup Global Markets	TWD	13,300	412,405	413,066	661
Expiring 09/21/16	Citigroup Global Markets	TWD	8,600	266,214	267,095	881
Expiring 09/21/16	Citigroup Global Markets	TWD	5,719	175,889	177,618	1,729
Expiring 09/21/16	Citigroup Global Markets	TWD	104	3,190	3,230	40
Peruvian Nuevo Sol,
Expiring 09/21/16	Citigroup Global Markets	PEN	60	18,034	18,081	47
Expiring 09/21/16	Citigroup Global Markets	PEN	30	8,977	9,041	64
Expiring 09/21/16	Citigroup Global Markets	PEN	20	5,944	6,027	83

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Peruvian Nuevo Sol (continued),
Expiring 09/21/16	Citigroup Global Markets	PEN	10	$2,958	$3,014	$56
Expiring 09/21/16	Citigroup Global Markets	PEN	10	2,959	3,014	55
Expiring 09/21/16	Citigroup Global Markets	PEN	10	2,966	3,013	47
Expiring 09/21/16	Citigroup Global Markets	PEN	10	2,971	3,014	43
Philippine Peso,
Expiring 09/21/16	Citigroup Global Markets	PHP	15,000	318,337	317,694	(643)
Expiring 09/21/16	Citigroup Global Markets	PHP	8,000	170,340	169,437	(903)
Expiring 09/21/16	Citigroup Global Markets	PHP	5,000	108,390	105,898	(2,492)
Expiring 09/21/16	Citigroup Global Markets	PHP	2,000	43,300	42,360	(940)
Polish Zloty,
Expiring 09/21/16	Citigroup Global Markets	PLN	5,600	1,444,924	1,416,710	(28,214)
Expiring 09/21/16	Citigroup Global Markets	PLN	1,715	434,206	433,868	(338)
Expiring 09/21/16	Citigroup Global Markets	PLN	1,400	363,299	354,178	(9,121)
Expiring 09/21/16	Citigroup Global Markets	PLN	1,200	309,771	303,581	(6,190)
Expiring 09/21/16	Citigroup Global Markets	PLN	800	208,228	202,387	(5,841)
Expiring 09/21/16	Citigroup Global Markets	PLN	700	184,352	177,089	(7,263)
Expiring 09/21/16	Citigroup Global Markets	PLN	600	150,681	151,791	1,110
Expiring 09/21/16	Citigroup Global Markets	PLN	500	126,231	126,492	261
Expiring 09/21/16	Citigroup Global Markets	PLN	200	51,316	50,597	(719)
Expiring 09/21/16	Citigroup Global Markets	PLN	200	52,162	50,596	(1,566)
Expiring 09/21/16	Citigroup Global Markets	PLN	42	10,625	10,625	—
Singapore Dollar,
Expiring 09/21/16	Citigroup Global Markets	SGD	1,790	1,316,181	1,327,588	11,407
Expiring 09/21/16	Citigroup Global Markets	SGD	1,090	807,542	808,420	878
Expiring 09/21/16	Citigroup Global Markets	SGD	1,080	799,973	801,003	1,030
Expiring 09/21/16	Citigroup Global Markets	SGD	980	722,035	726,836	4,801
Expiring 09/21/16	Citigroup Global Markets	SGD	500	372,038	370,835	(1,203)
Expiring 09/21/16	Citigroup Global Markets	SGD	480	354,065	356,001	1,936
Expiring 09/21/16	Citigroup Global Markets	SGD	400	295,237	296,667	1,430
Expiring 09/21/16	Citigroup Global Markets	SGD	170	125,860	126,084	224
Expiring 09/21/16	Citigroup Global Markets	SGD	120	88,150	89,001	851
Expiring 09/21/16	Citigroup Global Markets	SGD	100	72,239	74,167	1,928
Expiring 09/21/16	Citigroup Global Markets	SGD	30	22,275	22,250	(25)
South African Rand,
Expiring 09/21/16	Citigroup Global Markets	ZAR	35,033	2,198,244	2,338,100	139,856
Expiring 09/21/16	Citigroup Global Markets	ZAR	12,900	824,688	860,945	36,257
Expiring 09/21/16	Citigroup Global Markets	ZAR	3,600	234,109	240,264	6,155
Expiring 09/21/16	Citigroup Global Markets	ZAR	3,500	224,425	233,590	9,165
Expiring 09/21/16	Citigroup Global Markets	ZAR	3,100	199,390	206,894	7,504
Expiring 09/21/16	Citigroup Global Markets	ZAR	3,100	203,399	206,893	3,494
Expiring 09/21/16	Citigroup Global Markets	ZAR	2,900	192,610	193,546	936
Expiring 09/21/16	Citigroup Global Markets	ZAR	2,700	175,445	180,198	4,753
Expiring 09/21/16	Citigroup Global Markets	ZAR	2,500	165,459	166,849	1,390
Expiring 09/21/16	Citigroup Global Markets	ZAR	2,400	160,699	160,176	(523)
Expiring 09/21/16	Citigroup Global Markets	ZAR	2,200	144,651	146,828	2,177
Expiring 09/21/16	Citigroup Global Markets	ZAR	2,000	129,418	133,479	4,061
Expiring 09/21/16	Citigroup Global Markets	ZAR	1,800	114,254	120,132	5,878
Expiring 09/21/16	Citigroup Global Markets	ZAR	1,800	119,391	120,132	741
Expiring 09/21/16	Citigroup Global Markets	ZAR	1,600	103,272	106,784	3,512
Expiring 09/21/16	Citigroup Global Markets	ZAR	258	16,071	17,219	1,148
Expiring 09/21/16	Citigroup Global Markets	ZAR	100	6,625	6,674	49
South Korean Won,
Expiring 09/21/16	Citigroup Global Markets	KRW	910,000	786,150	789,380	3,230
Expiring 09/21/16	Citigroup Global Markets	KRW	510,000	439,823	442,400	2,577
Expiring 09/21/16	Citigroup Global Markets	KRW	477,651	403,423	414,339	10,916
Expiring 09/21/16	Citigroup Global Markets	KRW	220,000	188,897	190,839	1,942
Expiring 09/21/16	Citigroup Global Markets	KRW	170,000	143,880	147,467	3,587

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Thai Baht,
Expiring 09/21/16	Citigroup Global Markets	THB	16,294	$455,622	$463,061	$7,439
Expiring 09/21/16	Citigroup Global Markets	THB	2,200	62,125	62,522	397
Expiring 09/21/16	Citigroup Global Markets	THB	2,200	62,561	62,522	(39)
Expiring 09/21/16	Citigroup Global Markets	THB	1,300	36,909	36,944	35
Expiring 09/21/16	Citigroup Global Markets	THB	1,100	31,193	31,261	68
Expiring 09/21/16	Citigroup Global Markets	THB	1,000	28,418	28,420	2
Expiring 09/21/16	Citigroup Global Markets	THB	900	25,227	25,577	350
Expiring 09/21/16	Citigroup Global Markets	THB	900	25,586	25,577	(9)
Expiring 09/21/16	Citigroup Global Markets	THB	800	22,616	22,735	119
Expiring 09/21/16	Citigroup Global Markets	THB	800	22,702	22,735	33
Expiring 09/21/16	Citigroup Global Markets	THB	700	19,552	19,894	342
Expiring 09/21/16	Citigroup Global Markets	THB	500	14,143	14,209	66
Expiring 09/21/16	Citigroup Global Markets	THB	200	5,654	5,684	30
Expiring 09/21/16	Citigroup Global Markets	THB	200	5,665	5,684	19
Expiring 09/21/16	Citigroup Global Markets	THB	100	2,826	2,842	16
Expiring 09/21/16	Citigroup Global Markets	THB	100	2,841	2,842	1
Expiring 09/21/16	Citigroup Global Markets	THB	18	503	512	9
Turkish Lira,
Expiring 09/21/16	Citigroup Global Markets	TRY	7,059	2,334,213	2,406,287	72,074
Expiring 09/21/16	Citigroup Global Markets	TRY	5,983	1,973,811	2,039,462	65,651
Expiring 09/21/16	Citigroup Global Markets	TRY	5,944	1,962,250	2,026,190	63,940
Expiring 09/21/16	Citigroup Global Markets	TRY	5,516	1,823,013	1,880,173	57,160
Expiring 09/21/16	Citigroup Global Markets	TRY	4,907	1,615,080	1,672,603	57,523
Expiring 09/21/16	Citigroup Global Markets	TRY	2,725	897,452	928,743	31,291
Expiring 09/21/16	Citigroup Global Markets	TRY	2,713	897,179	924,760	27,581
Expiring 09/21/16	Citigroup Global Markets	TRY	941	309,621	320,766	11,145

				$81,531,848	$83,991,023	$2,459,175

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 09/21/16	Citigroup Global Markets	BRL	2,360	$644,542	$715,992	$(71,450)
Expiring 09/21/16	Citigroup Global Markets	BRL	1,430	409,304	433,843	(24,539)
Expiring 09/21/16	Citigroup Global Markets	BRL	1,390	398,770	421,708	(22,938)
Expiring 09/21/16	Citigroup Global Markets	BRL	890	248,533	270,015	(21,482)
Expiring 09/21/16	Citigroup Global Markets	BRL	6	1,597	1,820	(223)
Chilean Peso,
Expiring 09/21/16	Citigroup Global Markets	CLP	1,983	2,831	2,974	(143)
Colombian Peso,
Expiring 09/21/16	Citigroup Global Markets	COP	1,220,000	394,693	410,261	(15,568)
Expiring 09/21/16	Citigroup Global Markets	COP	1,070,000	342,146	359,819	(17,673)
Expiring 09/21/16	Citigroup Global Markets	COP	710,000	226,998	238,758	(11,760)
Expiring 09/21/16	Citigroup Global Markets	COP	360,000	120,080	121,061	(981)
Expiring 09/21/16	Citigroup Global Markets	COP	130,000	44,090	43,716	374
Czech Koruna,
Expiring 09/21/16	Citigroup Global Markets	CZK	16,900	701,693	694,770	6,923
Expiring 09/21/16	Citigroup Global Markets	CZK	14,900	627,410	612,550	14,860
Expiring 09/21/16	Citigroup Global Markets	CZK	13,100	551,142	538,550	12,592
Expiring 09/21/16	Citigroup Global Markets	CZK	11,200	466,930	460,440	6,490
Expiring 09/21/16	Citigroup Global Markets	CZK	10,400	432,876	427,551	5,325
Expiring 09/21/16	Citigroup Global Markets	CZK	9,300	383,821	382,329	1,492
Expiring 09/21/16	Citigroup Global Markets	CZK	3,500	146,563	143,888	2,675
Expiring 09/21/16	Citigroup Global Markets	CZK	1,900	80,060	78,110	1,950
Hong Kong Dollar,
Expiring 09/21/16	Citigroup Global Markets	HKD	1,600	206,367	206,445	(78)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Hong Kong Dollar (continued),
Expiring 09/21/16	Citigroup Global Markets	HKD	1,000	$128,964	$129,028	$(64)
Expiring 09/21/16	Citigroup Global Markets	HKD	800	103,189	103,222	(33)
Expiring 09/21/16	Citigroup Global Markets	HKD	800	103,145	103,223	(78)
Hungarian Forint,
Expiring 09/21/16	Citigroup Global Markets	HUF	115,000	419,979	404,120	15,859
Expiring 09/21/16	Citigroup Global Markets	HUF	39,000	135,867	137,049	(1,182)
Expiring 09/21/16	Citigroup Global Markets	HUF	35,000	122,672	122,993	(321)
Expiring 09/21/16	Citigroup Global Markets	HUF	27,000	95,075	94,880	195
Indian Rupee,
Expiring 09/21/16	Citigroup Global Markets	INR	47,700	698,898	696,452	2,446
Expiring 09/21/16	Citigroup Global Markets	INR	10,000	144,990	146,007	(1,017)
Expiring 09/21/16	Citigroup Global Markets	INR	193	2,821	2,818	3
Israeli Shekel,
Expiring 09/21/16	Citigroup Global Markets	ILS	4,800	1,252,231	1,246,280	5,951
Expiring 09/21/16	Citigroup Global Markets	ILS	4,000	1,046,901	1,038,567	8,334
Expiring 09/21/16	Citigroup Global Markets	ILS	2,700	707,480	701,033	6,447
Expiring 09/21/16	Citigroup Global Markets	ILS	2,300	601,651	597,176	4,475
Expiring 09/21/16	Citigroup Global Markets	ILS	2,000	518,764	519,283	(519)
Expiring 09/21/16	Citigroup Global Markets	ILS	1,500	391,122	389,463	1,659
Expiring 09/21/16	Citigroup Global Markets	ILS	1,500	389,658	389,463	195
Expiring 09/21/16	Citigroup Global Markets	ILS	1,500	389,307	389,463	(156)
Expiring 09/21/16	Citigroup Global Markets	ILS	1,200	310,550	311,570	(1,020)
Expiring 09/21/16	Citigroup Global Markets	ILS	1,000	260,993	259,641	1,352
Expiring 09/21/16	Citigroup Global Markets	ILS	800	206,710	207,714	(1,004)
Expiring 09/21/16	Citigroup Global Markets	ILS	700	181,706	181,749	(43)
Expiring 09/21/16	Citigroup Global Markets	ILS	400	103,947	103,856	91
Malaysian Ringgit,
Expiring 09/21/16	Citigroup Global Markets	MYR	2,600	632,179	641,250	(9,071)
Expiring 09/21/16	Citigroup Global Markets	MYR	2,400	582,615	591,922	(9,307)
Expiring 09/21/16	Citigroup Global Markets	MYR	2,200	528,730	542,595	(13,865)
Expiring 09/21/16	Citigroup Global Markets	MYR	1,879	458,403	463,426	(5,023)
Expiring 09/21/16	Citigroup Global Markets	MYR	600	146,573	147,980	(1,407)
Mexican Peso,
Expiring 09/21/16	Citigroup Global Markets	MXN	37,930	2,014,246	2,057,124	(42,878)
Expiring 09/21/16	Citigroup Global Markets	MXN	22,100	1,197,357	1,198,575	(1,218)
Expiring 09/21/16	Citigroup Global Markets	MXN	21,788	1,166,062	1,181,651	(15,589)
Expiring 09/21/16	Citigroup Global Markets	MXN	20,300	1,064,149	1,100,953	(36,804)
Expiring 09/21/16	Citigroup Global Markets	MXN	18,240	980,006	989,233	(9,227)
Expiring 09/21/16	Citigroup Global Markets	MXN	14,583	777,446	790,875	(13,429)
Expiring 09/21/16	Citigroup Global Markets	MXN	13,321	713,008	722,453	(9,445)
Expiring 09/21/16	Citigroup Global Markets	MXN	6,300	342,885	341,675	1,210
Expiring 09/21/16	Citigroup Global Markets	MXN	4,600	244,595	249,477	(4,882)
Expiring 09/21/16	Citigroup Global Markets	MXN	3,200	166,892	173,549	(6,657)
Expiring 09/21/16	Citigroup Global Markets	MXN	2,700	143,338	146,433	(3,095)
Expiring 09/21/16	Citigroup Global Markets	MXN	900	48,134	48,811	(677)
Expiring 09/21/16	Citigroup Global Markets	MXN	119	6,372	6,454	(82)
New Taiwanese Dollar,
Expiring 09/21/16	Citigroup Global Markets	TWD	83,050	2,543,520	2,579,325	(35,805)
Expiring 09/21/16	Citigroup Global Markets	TWD	80,248	2,459,566	2,492,296	(32,730)
Expiring 09/21/16	Citigroup Global Markets	TWD	47,257	1,450,929	1,467,685	(16,756)
Expiring 09/21/16	Citigroup Global Markets	TWD	35,557	1,093,953	1,104,308	(10,355)
Expiring 09/21/16	Citigroup Global Markets	TWD	35,539	1,088,926	1,103,745	(14,819)
Peruvian Nuevo Sol,
Expiring 09/21/16	Citigroup Global Markets	PEN	300	88,339	90,405	(2,066)
Expiring 09/21/16	Citigroup Global Markets	PEN	99	29,238	29,834	(596)
Expiring 09/21/16	Citigroup Global Markets	PEN	20	5,960	6,027	(67)
Expiring 09/21/16	Citigroup Global Markets	PEN	20	5,894	6,027	(133)
Expiring 09/21/16	Citigroup Global Markets	PEN	10	3,020	3,013	7

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Peruvian Nuevo Sol (continued),
Expiring 09/21/16	Citigroup Global Markets	PEN	10	$3,016	$3,013	$3
Expiring 09/21/16	Citigroup Global Markets	PEN	10	2,985	3,014	(29)
Expiring 09/21/16	Citigroup Global Markets	PEN	10	2,959	3,014	(55)
Expiring 09/21/16	Citigroup Global Markets	PEN	10	2,936	3,014	(78)
Philippine Peso,
Expiring 09/21/16	Citigroup Global Markets	PHP	82,455	1,751,927	1,746,359	5,568
Expiring 09/21/16	Citigroup Global Markets	PHP	81,972	1,746,491	1,736,131	10,360
Expiring 09/21/16	Citigroup Global Markets	PHP	62,255	1,324,938	1,318,538	6,400
Expiring 09/21/16	Citigroup Global Markets	PHP	40,771	869,044	863,521	5,523
Expiring 09/21/16	Citigroup Global Markets	PHP	31,939	679,551	676,456	3,095
Expiring 09/21/16	Citigroup Global Markets	PHP	8,000	169,455	169,437	18
Expiring 09/21/16	Citigroup Global Markets	PHP	6,000	128,893	127,077	1,816
Expiring 09/21/16	Citigroup Global Markets	PHP	3,000	63,708	63,539	169
Expiring 09/21/16	Citigroup Global Markets	PHP	1,000	21,110	21,179	(69)
Polish Zloty,
Expiring 09/21/16	Citigroup Global Markets	PLN	14,919	3,777,254	3,774,269	2,985
Expiring 09/21/16	Citigroup Global Markets	PLN	1,800	452,265	455,371	(3,106)
Expiring 09/21/16	Citigroup Global Markets	PLN	700	174,154	177,089	(2,935)
Expiring 09/21/16	Citigroup Global Markets	PLN	400	100,285	101,193	(908)
Expiring 09/21/16	Citigroup Global Markets	PLN	8	2,027	2,024	3
Singapore Dollar,
Expiring 09/21/16	Citigroup Global Markets	SGD	3,992	2,893,766	2,960,664	(66,898)
Expiring 09/21/16	Citigroup Global Markets	SGD	3,141	2,279,563	2,329,430	(49,867)
Expiring 09/21/16	Citigroup Global Markets	SGD	2,998	2,166,364	2,223,475	(57,111)
Expiring 09/21/16	Citigroup Global Markets	SGD	2,980	2,163,017	2,210,014	(46,997)
Expiring 09/21/16	Citigroup Global Markets	SGD	1,997	1,444,372	1,480,897	(36,525)
Expiring 09/21/16	Citigroup Global Markets	SGD	1,997	1,450,699	1,480,713	(30,014)
Expiring 09/21/16	Citigroup Global Markets	SGD	1,996	1,464,404	1,480,691	(16,287)
South African Rand,
Expiring 09/21/16	Citigroup Global Markets	ZAR	19,259	1,201,741	1,285,344	(83,603)
Expiring 09/21/16	Citigroup Global Markets	ZAR	1,900	119,382	126,806	(7,424)
Expiring 09/21/16	Citigroup Global Markets	ZAR	1,000	62,193	66,740	(4,547)
Expiring 09/21/16	Citigroup Global Markets	ZAR	100	6,244	6,674	(430)
South Korean Won,
Expiring 09/21/16	Citigroup Global Markets	KRW	1,621,200	1,363,340	1,406,311	(42,971)
Expiring 09/21/16	Citigroup Global Markets	KRW	1,293,007	1,093,851	1,121,620	(27,769)
Expiring 09/21/16	Citigroup Global Markets	KRW	1,284,297	1,101,728	1,114,064	(12,336)
Expiring 09/21/16	Citigroup Global Markets	KRW	1,130,581	951,586	980,724	(29,138)
Expiring 09/21/16	Citigroup Global Markets	KRW	1,112,335	931,760	964,896	(33,136)
Expiring 09/21/16	Citigroup Global Markets	KRW	969,105	813,075	840,651	(27,576)
Expiring 09/21/16	Citigroup Global Markets	KRW	969,070	819,312	840,620	(21,308)
Expiring 09/21/16	Citigroup Global Markets	KRW	860,000	732,109	746,008	(13,899)
Expiring 09/21/16	Citigroup Global Markets	KRW	814,493	682,781	706,532	(23,751)
Expiring 09/21/16	Citigroup Global Markets	KRW	3,016	2,528	2,616	(88)
Thai Baht,
Expiring 09/21/16	Citigroup Global Markets	THB	26,215	730,851	745,008	(14,157)
Expiring 09/21/16	Citigroup Global Markets	THB	2,300	65,165	65,364	(199)
Expiring 09/21/16	Citigroup Global Markets	THB	2,200	62,431	62,522	(91)
Expiring 09/21/16	Citigroup Global Markets	THB	2,000	55,822	56,839	(1,017)
Expiring 09/21/16	Citigroup Global Markets	THB	1,300	36,929	36,945	(16)
Expiring 09/21/16	Citigroup Global Markets	THB	1,100	30,717	31,261	(544)
Expiring 09/21/16	Citigroup Global Markets	THB	700	19,854	19,894	(40)

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira,
Expiring 09/21/16	Citigroup Global Markets	TRY	620	$210,385	$211,344	$(959)
Expiring 09/21/16	Citigroup Global Markets	TRY	22	7,243	7,499	(256)

				$70,965,611	$71,973,155	(1,007,544)

						$1,451,631

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	07/28/16		408	Pay or receive amounts based on market value fluctuation of SGX NIFTY 50 Index	$9,253	$—	$9,253
Goldman Sachs & Co.	07/29/16	ILS	8,549	Pay or receive amounts based on market value fluctuation of Tel Aviv 25 Index	(41,852)	—	(41,852)
Morgan Stanley	08/31/16	TRY	77	Pay or receive amounts based on market value fluctuation of BIST National 30 Index	(84)	—	(84)
Morgan Stanley	07/28/16	HKD	52,434	Pay or receive amounts based on market value fluctuation of HSCEI China Index	326,502	—	326,502
Morgan Stanley	09/08/16	KRW	9,966,237	Pay or receive amounts based on market value fluctuation of KOSPI 200 Index	(170,367)	—	(170,367)
Morgan Stanley	09/21/16	BRL	(3,977)	Pay or receive amounts based on market value fluctuation of MSCI Brazil Net Return Index	(76,355)	—	(76,355)
Morgan Stanley	09/21/16	ZAR	(5,036)	Pay or receive amounts based on market value fluctuation of MSCI South Africa Net Return ZAR Index	(12,783)	—	(12,783)
Morgan Stanley	07/20/16	TWD	(43,465)	Pay or receive amounts based on market value fluctuation of TAIEX Index	(25,845)	—	(25,845)
Morgan Stanley	09/16/16	PLN	383	Pay or receive amounts based on market value fluctuation of WIG20 Index	255	—	255

					$8,724	$—	$8,724

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$6,853,073	$—	$—
Chile	2,099,948	—	—
China	3,002,037	25,552,785	—
Hong Kong	—	1,436,164	—
Hungary	—	356,583	—
India	9,726,111	—	—
Indonesia	—	4,102,056	—
Malaysia	1,250,261	3,518,020	—
Mexico	5,896,187	—	—
Peru	665,873	—	—
Philippines	—	1,308,989	—
Poland	—	2,033,015	—
Romania	189,559	—	—
Russia	4,352,596	—	—
South Africa	2,931,568	6,978,335	—
South Korea	—	18,456,207	—
Taiwan	3,420,733	12,409,103	—
Thailand	—	3,354,806	—
Turkey	—	2,172,427	—
Preferred Stocks
Brazil	2,871,296	—	—
Affiliated Mutual Fund	17,246,302	—	—
Other Financial Instruments*
Futures Contracts	194,446	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,451,631	—
OTC Total Return Swap Agreements	—	8,724	—

Total	$60,699,990	$83,138,845	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	12.3%
Banks	12.3
Oil, Gas & Consumable Fuels	6.8
Semiconductors & Semiconductor Equipment	5.1
Food Products	5.0
Technology Hardware, Storage & Peripherals	4.5
Chemicals	4.2
Internet Software & Services	4.1
Wireless Telecommunication Services	4.0
IT Services	3.5
Metals & Mining	3.2
Insurance	2.5
Automobiles	2.3
Diversified Financial Services	2.0
Real Estate Management & Development	1.9
Pharmaceuticals	1.8
Industrial Conglomerates	1.8
Electronic Equipment, Instruments & Components	1.8
Food & Staples Retailing	1.7
Textiles, Apparel & Luxury Goods	1.6
Airlines	1.5
Beverages	1.5
Media	1.4
Diversified Telecommunication Services	1.3
Multiline Retail	1.3

Electric Utilities	1.1%
Health Care Providers & Services	1.1
Trading Companies & Distributors	0.9
Real Estate Investment Trusts (REITs)	0.9
Capital Markets	0.8
Paper & Forest Products	0.8
Transportation Infrastructure	0.7
Specialty Retail	0.6
Tobacco	0.6
Household Products	0.5
Hotels, Restaurants & Leisure	0.4
Personal Products	0.4
Diversified Consumer Services	0.4
Distributors	0.4
Construction Materials	0.3
Marine	0.3
Construction & Engineering	0.3
Internet & Catalog Retail	0.3
Water Utilities	0.3
Machinery	0.2
Household Durables	0.2
Air Freight & Logistics	0.2
Aerospace & Defense	0.1
Commercial Services & Supplies	0.1
Consumer Finance	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risks associated with derivative instruments are equity and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker —variation margin futures	$315,371	*	Due from/to broker —variation margin futures	$120,925	*
Equity contracts	Unrealized appreciation on OTC swap agreements	336,010		Unrealized depreciation on OTC swap agreements	327,286
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,746,237		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,294,606

Total		$3,397,618			$1,742,817

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Swaps	Total
Equity contracts	$(764,063)	$—	$(1,065,501)	$(1,829,564)
Foreign exchange contracts	—	1,920,506	—	1,920,506

Total	$(764,063)	$1,920,506	$(1,065,501)	$90,942

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Swaps	Total
Equity contracts	$420,901	$—	$108,126	$529,027
Foreign exchange contracts	—	533,592	—	533,592

Total	$420,901	$533,592	$108,126	$1,062,619

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Total Return Swap Agreements(3)
$8,226,134	$8,962,567	$87,733,450	$76,049,430	$12,859

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Citigroup Global Markets	$2,746,237	$(1,294,606)	$(1,451,631)	$—
Goldman Sachs & Co.	9,253	(9,253)	—	—
Morgan Stanley	326,757	(285,434)	—	41,323

	$3,082,247

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Citigroup Global Markets	$(1,294,606)	$1,294,606	$—	$—
Goldman Sachs & Co.	(41,852)	9,253	32,599	—
Morgan Stanley	(285,434)	285,434	—	—

	$(1,621,892)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $2,325,506:
Unaffiliated investments (cost $129,072,370)	$124,937,732
Affiliated investments (cost $17,246,302)	17,246,302
Foreign currency, at value (cost $1,093,163)	1,103,048
Unrealized appreciation on OTC forward foreign currency contracts	2,746,237
Dividends and interest receivable	907,757
Cash segregated for counterparty—OTC	420,000
Unrealized appreciation on OTC swap agreements	336,010
Due from broker-variation margin futures	148,897
Tax reclaim receivable	15,566
Receivable for fund share sold	13,188
Receivable for investments sold	9,426
Prepaid expenses	261

Total Assets	147,884,424

LIABILITIES:
Payable to broker for collateral for securities on loan	2,345,340
Payable to custodian	1,770,035
Cash segregated from counterparty—OTC	1,530,000
Unrealized depreciation on OTC forward foreign currency contracts	1,294,606
Unrealized depreciation on OTC swap agreements	327,286
Due to broker-variation margin futures	105,265
Accrued expenses and other liabilities	104,938
Payable for fund share repurchased	102,617
Advisory fees payable	60,490
Payable for investments purchased	43,209
Foreign withholding taxes payable	4,542
Distribution fee payable	3,787
Affiliated transfer agent fee payable	342

Total Liabilities	7,692,457

NET ASSETS	$140,191,967

Net assets were comprised of:
Paid-in capital	$170,348,234
Retained earnings	(30,156,267)

Net assets, June 30, 2016	$140,191,967

Net asset value and redemption price per share, $140,191,967 / 15,677,001 outstanding shares of beneficial interest	$8.94

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $256,745 foreign withholding tax)	$1,822,819
Affiliated dividend income	26,903
Affiliated income from securities lending, net	13,397

1,863,119

EXPENSES
Advisory fees	622,485
Distribution fee	166,886
Custodian and accounting fees	148,000
Audit fee	16,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	2,000
Miscellaneous	18,957

Total expenses	992,328

NET INVESTMENT INCOME (LOSS)	870,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(14,625,847)
Futures transactions	(764,063)
Swap agreements transactions	(1,065,501)
Foreign currency transactions	1,951,451

(14,503,960)

Net change in unrealized appreciation (depreciation) on:
Investments	19,014,017
Futures	420,901
Swap agreements	108,126
Foreign currencies	549,044

20,092,088

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	5,588,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,458,919

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$870,791	$2,285,074
Net realized gain (loss) on investment and foreign currency transactions	(14,503,960)	(23,145,764)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,092,088	(13,837,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,458,919	(34,698,677)

FUND SHARE TRANSACTIONS:
Fund share sold [981,241 and 787,527 shares, respectively]	8,342,016	7,658,167
Fund share repurchased [4,268,233 and 8,418,668 shares, respectively]	(33,470,295)	(77,922,399)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(25,128,279)	(70,264,232)

CAPITAL CONTRIBUTIONS (NOTE 4)	4,881	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,664,479)	(104,962,909)
NET ASSETS:
Beginning of period	158,856,446	263,819,355

End of period	$140,191,967	$158,856,446

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK iSHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.7%
EXCHANGE TRADED FUNDS	Shares	Value (Note 2)
iShares 1-3 Year Credit Bond ETF	27,032	$2,867,825
iShares Core S&P 500 ETF	348,187	73,363,001
iShares Core U.S. Aggregate Bond ETF	1,240,538	139,647,363
iShares iBoxx $ High Yield Corporate Bond ETF(a)	122,551	10,378,844
iShares iBoxx $ Investment Grade Corporate Bond ETF	204,787	25,133,508
iShares Intermediate Credit Bond ETF	107,360	11,949,168
iShares MSCI EAFE ETF	913,388	50,976,184
iShares Russell 2000 ETF	151,711	17,442,214

TOTAL EXCHANGE TRADED FUNDS (cost $329,311,524)		331,758,107

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $14,042,220; includes $1,806,996 of cash collateral for securities on loan)(b)(w) (Note 4)	14,042,220	14,042,220

Value (Note 2)
TOTAL INVESTMENTS — 99.7% (cost $343,353,744)	$345,800,327
Other assets in excess of liabilities(z) — 0.3%	1,014,008

NET ASSETS — 100.0%	$346,814,335

See the Glossary for abbreviations used in the semiannual report.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,778,700; cash collateral of $1,806,996 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
56	Nikkei 225 Index	Sep. 2016	$8,226,020	$8,443,519	$217,499
136	S&P 500 E-Mini Index	Sep. 2016	14,150,359	14,213,361	63,002

					280,501

Short Positions:
67	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	11,704,914	12,487,125	(782,211)
10	Euro Currency	Sep. 2016	1,425,250	1,388,438	36,812

					(745,399)

					$(464,898)

Cash of $1,391,350 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$331,758,107	$—	$—
Affiliated Mutual Fund	14,042,220	—	—
Other Financial Instruments*
Futures Contracts	(464,898)	—	—

Total	$345,335,429	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK iSHARES ETF PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Exchange Traded Funds	95.7%
Affiliated Mutual Fund (0.5% represents investments purchased with collateral from securities on loan)	4.0

99.7
Other assets in excess of liabilities	0.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below:

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$280,501	*	—	$—
Foreign exchange contracts	Due from/to broker — variation margin futures	36,812	*	—	—
Interest rate contracts	—	—		Due from/to broker — variation margin futures	782,211	*

Total		$317,313			$782,211

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$284,245
Foreign exchange contracts	16,246
Interest rate contracts	355,149

Total	$655,640

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$196,651
Foreign exchange contracts	42,662
Interest rate contracts	(769,530)

Total	$(530,217)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)
$21,365,483	$18,462,461

(1)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK iSHARES ETF PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $1,778,700:
Unaffiliated investments (cost $329,311,524)	$331,758,107
Affiliated investments (cost $14,042,220)	14,042,220
Deposit with broker for futures	1,391,350
Receivable for fund share sold	1,278,790
Due from broker-variation margin futures	225,720
Dividends receivable	36,248
Prepaid expenses	312

Total Assets	348,732,747

LIABILITIES:
Payable to broker for collateral for securities on loan	1,806,996
Advisory fees payable	77,776
Accrued expenses and other liabilities	24,085
Distribution fee payable	9,213
Affiliated transfer agent fee payable	342

Total Liabilities	1,918,412

NET ASSETS	$346,814,335

Net assets were comprised of:
Paid-in capital	$327,705,478
Retained earnings	19,108,857

Net assets, June 30, 2016	$346,814,335

Net asset value and redemption price per share, $346,814,335 / 30,490,735 outstanding shares of beneficial interest	$11.37

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$3,645,101
Affiliated income from securities lending, net	157,896
Affiliated dividend income	41,760

3,844,757

EXPENSES
Advisory fees	1,141,927
Distribution fee	389,969
Custodian and accounting fees	24,000
Audit fee	14,000
Trustees’ fees	6,000
Loan interest expense	5,210
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	2,000
Shareholders’ reports	2,000
Miscellaneous	6,023

Total expenses	1,600,129
Less: advisory fee waivers and/or expense reimbursement	(222,839)

Net expenses	1,377,290

NET INVESTMENT INCOME (LOSS)	2,467,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,843,652)
Futures transactions	655,640
Foreign currency transactions	42,575

(1,145,437)

Net change in unrealized appreciation (depreciation) on:
Investments	8,128,778
Futures	(530,217)
Foreign currencies	(5,102)

7,593,459

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	6,448,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,915,489

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,467,467	$4,303,545
Net realized gain (loss) on investment and foreign currency transactions	(1,145,437)	4,842,868
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,593,459	(9,737,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,915,489	(591,115)

FUND SHARE TRANSACTIONS:
Fund share sold [8,863,899 and 8,415,020 shares, respectively]	97,567,260	94,191,643
Fund share repurchased [5,951,837 and 2,010,250 shares, respectively]	(64,024,757)	(22,168,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	33,542,503	72,023,510

CAPITAL CONTRIBUTIONS (NOTE 4)	34,587	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,492,579	71,432,395
NET ASSETS:
Beginning of period	304,321,756	232,889,361

End of period	$346,814,335	$304,321,756

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 7.5%
General Dynamics Corp.	84,262	$11,732,641
Honeywell International, Inc.	60,347	7,019,563
Lockheed Martin Corp.	29,037	7,206,112
Raytheon Co.	103,517	14,073,136
Textron, Inc.	117,607	4,299,712
United Technologies Corp.	65,577	6,724,921

		51,056,085

Air Freight & Logistics — 0.7%
United Parcel Service, Inc. (Class B Stock)	45,412	4,891,781

Airlines — 1.3%
Delta Air Lines, Inc.	179,708	6,546,762
United Continental Holdings, Inc.*	56,121	2,303,206

		8,849,968

Auto Components — 0.6%
Lear Corp.	42,664	4,341,489

Banks — 8.6%
Bank of America Corp.	1,083,053	14,372,113
Citigroup, Inc.	290,451	12,312,218
Fifth Third Bancorp	203,248	3,575,132
JPMorgan Chase & Co.	445,306	27,671,315

		57,930,778

Biotechnology — 1.4%
Gilead Sciences, Inc.	109,644	9,146,502

Chemicals — 4.3%
Dow Chemical Co. (The)	231,579	11,511,792
Huntsman Corp.	158,393	2,130,386
LyondellBasell Industries NV (Class A Stock Stock)	70,791	5,268,266
Methanex Corp. (Canada)(a)	121,772	3,543,565
PPG Industries, Inc.	61,175	6,371,376

		28,825,385

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.	220,000	2,019,600
Harris Corp.	87,555	7,305,589

		9,325,189

Construction & Engineering — 0.6%
Jacobs Engineering Group, Inc.*	76,320	3,801,499

Construction Materials — 0.7%
CRH PLC (Ireland), ADR	165,614	4,898,862

Consumer Finance — 3.7%
Ally Financial, Inc.*	254,914	4,351,382
Capital One Financial Corp.	66,421	4,218,398
Discover Financial Services	252,126	13,511,432
Navient Corp.	254,315	3,039,064

		25,120,276

Containers & Packaging — 1.6%
Crown Holdings, Inc.*	64,451	3,265,732
Sealed Air Corp.	82,934	3,812,477
WestRock Co.	88,695	3,447,575

		10,525,784

Diversified Financial Services — 4.9%
Berkshire Hathaway, Inc. (Class B Stock)*	228,835	33,133,020

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	272,788	$15,232,482

Electronic Equipment, Instruments & Components — 2.2%
Flextronics International Ltd.*	646,971	7,634,258
TE Connectivity Ltd. (Switzerland)	126,120	7,202,713

		14,836,971

Food & Staples Retailing — 1.4%
CVS Health Corp.	45,207	4,328,118
Walgreens Boots Alliance, Inc.	62,823	5,231,271

		9,559,389

Food Products — 0.9%
Tyson Foods, Inc. (Class A Stock)	88,360	5,901,564

Health Care Equipment & Supplies — 1.3%
St. Jude Medical, Inc.	59,238	4,620,564
Zimmer Biomet Holdings, Inc.	32,077	3,861,429

		8,481,993

Health Care Providers & Services — 6.8%
Anthem, Inc.	21,084	2,769,173
Cigna Corp.	60,028	7,682,984
Express Scripts Holding Co.*(a)	113,632	8,613,306
Laboratory Corp. of America Holdings*	27,495	3,581,774
McKesson Corp.	79,030	14,750,950
UnitedHealth Group, Inc.	62,031	8,758,777

		46,156,964

Hotels, Restaurants & Leisure — 0.4%
Six Flags Entertainment Corp.	44,948	2,604,737

Household Durables — 1.8%
D.R. Horton, Inc.	135,974	4,280,462
PulteGroup, Inc.	395,309	7,704,572

		11,985,034

Independent Power & Renewable Electricity Producers — 1.2%
AES Corp.	649,452	8,105,161

Insurance — 4.9%
Allstate Corp. (The)	101,882	7,126,646
AON PLC	49,700	5,428,731
Chubb Ltd.	84,786	11,082,378
MetLife, Inc.	153,373	6,108,847
Travelers Cos., Inc. (The)	28,141	3,349,905

		33,096,507

Internet Software & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	13,763	9,682,683
eBay, Inc.*	293,130	6,862,173

		16,544,856

IT Services — 1.3%
Computer Sciences Corp.	182,542	9,063,210

Media — 5.7%
CBS Corp. (Class B Non-Voting Stock)	185,981	10,124,806
Comcast Corp. (Class A Stock)	102,035	6,651,662
Liberty Global PLC (United Kingdom), (Series C)*	203,214	5,822,081
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*(a)	115,659	3,757,761
Omnicom Group, Inc.	47,584	3,877,620

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Time Warner, Inc.	110,720	$8,142,349

		38,376,279

Metals & Mining — 1.3%
Barrick Gold Corp. (Canada)	264,899	5,655,594
Steel Dynamics, Inc.	137,112	3,359,244

		9,014,838

Multiline Retail — 0.5%
Target Corp.	51,004	3,561,099

Oil, Gas & Consumable Fuels — 11.0%
Canadian Natural Resources Ltd. (Canada)	258,210	7,960,614
Diamondback Energy, Inc.*	78,950	7,201,030
EOG Resources, Inc.	140,583	11,727,434
EQT Corp.	64,771	5,015,219
Marathon Petroleum Corp.	139,613	5,299,709
Newfield Exploration Co.*	41,674	1,841,157
Occidental Petroleum Corp.	209,004	15,792,342
Phillips 66	178,257	14,142,910
PrairieSky Royalty Ltd. (Canada)	644	12,029
QEP Resources, Inc.	175,936	3,101,752
Valero Energy Corp.	46,017	2,346,867

		74,441,063

Pharmaceuticals — 8.3%
Johnson & Johnson	269,250	32,660,025
Merck & Co., Inc.	304,434	17,538,443
Sanofi (France), ADR	138,698	5,804,511

		56,002,979

Real Estate Investment Trusts (REITs) — 0.5%
American Homes 4 Rent (Class A Stock)	161,123	3,299,799

Semiconductors & Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	134,536	8,428,680

Software — 2.6%
Microsoft Corp.	138,454	7,084,691
Oracle Corp.	263,010	10,764,999

		17,849,690

Specialty Retail — 0.3%
Best Buy Co., Inc.	76,940	2,354,364

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	67,478	6,450,897
Hewlett Packard Enterprise Co.	377,609	6,898,916

		13,349,813

TOTAL LONG-TERM INVESTMENTS (cost $606,417,156)		660,094,090

SHORT-TERM INVESTMENT — 6.0%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $40,225,913; includes $8,155,210 of cash collateral received for securities on loan)(b)(w) (Note 4)	40,225,913	$40,225,913

TOTAL INVESTMENTS — 103.5% (cost $646,643,069)		700,320,003
Liabilities in excess of other assets — (3.5)%		(23,409,389)

NET ASSETS — 100.0%		$676,910,614

See the Glossary for abbreviations used in the semiannual reports.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,802,811; cash collateral of $8,155,210 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$51,056,085	$—	$—
Air Freight & Logistics	4,891,781	—	—
Airlines	8,849,968	—	—
Auto Components	4,341,489	—	—
Banks	57,930,778	—	—
Biotechnology	9,146,502	—	—
Chemicals	28,825,385	—	—
Communications Equipment	9,325,189	—	—
Construction & Engineering	3,801,499	—	—
Construction Materials	4,898,862	—	—
Consumer Finance	25,120,276	—	—
Containers & Packaging	10,525,784	—	—
Diversified Financial Services	33,133,020	—	—
Diversified Telecommunication Services	15,232,482	—	—
Electronic Equipment, Instruments & Components	14,836,971	—	—
Food & Staples Retailing	9,559,389	—	—
Food Products	5,901,564	—	—
Health Care Equipment & Supplies	8,481,993	—	—
Health Care Providers & Services	46,156,964	—	—
Hotels, Restaurants & Leisure	2,604,737	—	—
Household Durables	11,985,034	—	—
Independent Power & Renewable Electricity Producers	8,105,161	—	—
Insurance	33,096,507	—	—
Internet Software & Services	16,544,856	—	—
IT Services	9,063,210	—	—
Media	38,376,279	—	—
Metals & Mining	9,014,838	—	—
Multiline Retail	3,561,099	—	—
Oil, Gas & Consumable Fuels	74,441,063	—	—
Pharmaceuticals	56,002,979	—	—
Real Estate Investment Trusts (REITs)	3,299,799	—	—
Semiconductors & Semiconductor Equipment	8,428,680	—	—
Software	17,849,690	—	—
Specialty Retail	2,354,364	—	—
Technology Hardware, Storage & Peripherals	13,349,813	—	—
Affiliated Mutual Fund	40,225,913	—	—

Total	$700,320,003	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Oil, Gas & Consumable Fuels	11.0%
Banks	8.6
Pharmaceuticals	8.3
Aerospace & Defense	7.5
Health Care Providers & Services	6.8
Affiliated Mutual Fund (1.2% represents investments purchased with collateral from securities on loan)	6.0
Media	5.7
Diversified Financial Services	4.9
Insurance	4.9
Chemicals	4.3
Consumer Finance	3.7
Software	2.6
Internet Software & Services	2.4
Diversified Telecommunication Services	2.2
Electronic Equipment, Instruments & Components	2.2
Technology Hardware, Storage & Peripherals	2.0
Household Durables	1.8

Containers & Packaging	1.6%
Food & Staples Retailing	1.4
Communications Equipment	1.4
Biotechnology	1.4
IT Services	1.3
Metals & Mining	1.3
Airlines	1.3
Health Care Equipment & Supplies	1.3
Semiconductors & Semiconductor Equipment	1.2
Independent Power & Renewable Electricity Producers	1.2
Food Products	0.9
Construction Materials	0.7
Air Freight & Logistics	0.7
Auto Components	0.6
Construction & Engineering	0.6
Multiline Retail	0.5
Real Estate Investment Trusts (REITs)	0.5
Hotels, Restaurants & Leisure	0.4
Specialty Retail	0.3

103.5
Liabilities in excess of other assets	(3.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $7,802,811:
Unaffiliated investments (cost $606,417,156)	$660,094,090
Affiliated investments (cost $40,225,913)	40,225,913
Cash	28,335
Receivable for investments sold	3,417,542
Dividends and interest receivable	837,981
Receivable for fund share sold	275,355
Tax reclaim receivable	231,945
Prepaid expenses	912

Total Assets	705,112,073

LIABILITIES:
Payable for investments purchased	18,056,762
Payable to broker for collateral for securities on loan	8,155,210
Payable for fund share repurchased	1,596,287
Advisory fees payable	322,238
Accrued expenses and other liabilities	52,417
Distribution fee payable	18,203
Affiliated transfer agent fee payable	342

Total Liabilities	28,201,459

NET ASSETS	$676,910,614

Net assets were comprised of:
Paid-in capital	$222,101,995
Retained earnings	454,808,619

Net assets, June 30, 2016	$676,910,614

Net asset value and redemption price per share, $676,910,614 / 38,629,661 outstanding shares of beneficial interest	$17.52

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $287,576 foreign withholding tax)	$6,618,853
Affiliated income from securities lending, net	60,544
Affiliated dividend income	50,875

6,730,272

EXPENSES
Advisory fees	1,939,914
Distribution fee	844,512
Custodian and accounting fees	46,000
Audit fee	12,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Loan interest expense	1,348
Miscellaneous	7,332

Total expenses	2,878,106
Less: advisory fee waiver and/or expense reimbursement	(5,374)

Net expenses	2,872,732

NET INVESTMENT INCOME (LOSS)	3,857,540

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(30,599,825)
Foreign currency transactions	345

(30,599,480)

Net change in unrealized appreciation (depreciation) on:
Investments	26,328,614
Foreign currencies	7,994

26,336,608

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(4,262,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(405,332)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,857,540	$8,511,032
Net realized gain (loss) on investment and foreign currency transactions	(30,599,480)	(4,424,996)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,336,608	(45,034,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(405,332)	(40,948,958)

FUND SHARE TRANSACTIONS:
Fund share sold [4,742,961 and 11,928,903 shares, respectively]	80,342,567	217,491,302
Fund share repurchased [9,498,937 and 6,669,517 shares, respectively]	(157,375,297)	(118,387,358)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(77,032,730)	99,103,944

CAPITAL CONTRIBUTIONS (NOTE 4)	90,468	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,347,594)	58,154,986
NET ASSETS:
Beginning of period	754,258,208	696,103,222

End of period	$676,910,614	$754,258,208

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)
Diversified REITs — 0.9%
Empire State Realty Trust, Inc. (Class A Stock)	373,719	$7,096,925

Health Care Providers & Services — 0.6%
Brookdale Senior Living, Inc.*	305,573	4,718,047

Health Care REITs — 10.1%
HCP, Inc.	879,541	31,118,161
Healthcare Trust of America, Inc. (Class A Stock)	462,637	14,961,681
Omega Healthcare Investors, Inc.(a)	174,484	5,923,732
Physicians Realty Trust	260,700	5,477,307
Ventas, Inc.(a)	271,400	19,763,348

		77,244,229

Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.	452,330	7,332,269

Hotels, Restaurants & Leisure — 3.1%
Extended Stay America, Inc., UTS(a)	223,666	3,343,807
Hilton Worldwide Holdings, Inc.	749,148	16,878,304
La Quinta Holdings, Inc.*	310,661	3,541,535

		23,763,646

Industrial REITs — 5.1%
Prologis, Inc.	789,690	38,726,398

Office REITs — 13.1%
Alexandria Real Estate Equities, Inc.	150,205	15,549,222
Douglas Emmett, Inc.	432,559	15,364,496
Kilroy Realty Corp.	367,434	24,357,200
SL Green Realty Corp.	139,910	14,896,218
Vornado Realty Trust(a)	291,305	29,165,457

		99,332,593

Residential REITs — 22.0%
American Campus Communities, Inc.	220,680	11,667,352
American Homes 4 Rent (Class A Stock)	128,488	2,631,434
Apartment Investment & Management Co. (Class A Stock)	717,193	31,671,243
Camden Property Trust	122,456	10,827,560
Education Realty Trust, Inc.	213,618	9,856,334
Essex Property Trust, Inc.	141,590	32,295,263
Mid-America Apartment Communities, Inc.	71,008	7,555,251
Sun Communities, Inc.	171,681	13,157,632
UDR, Inc.	1,284,856	47,436,884

		167,098,953

Retail REITs — 25.9%
Brixmor Property Group, Inc.	842,592	22,294,984
DDR Corp.	937,787	17,011,456
General Growth Properties, Inc.	775,353	23,121,026
Pennsylvania Real Estate Investment Trust(a)	368,507	7,904,475
Retail Properties of America, Inc. (Class A Stock)	689,580	11,653,902
Simon Property Group, Inc.	481,915	104,527,363
Tanger Factory Outlet Centers, Inc.	214,229	8,607,721
WP Glimcher, Inc.	139,948	1,566,018

		196,686,945

Specialized REITs — 16.7%
American Tower Corp.	50,390	5,724,808

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialized REITs (continued)
CubeSmart	738,481	$22,804,293
Digital Realty Trust, Inc.	276,892	30,178,459
DuPont Fabros Technology, Inc.	223,645	10,632,083
Equinix, Inc.	30,573	11,854,069
Extra Space Storage, Inc.	132,732	12,283,019
Public Storage	92,100	23,539,839
QTS Realty Trust, Inc. (Class A Stock)	174,738	9,781,833

		126,798,403

TOTAL LONG-TERM INVESTMENTS (cost $647,292,235)		748,798,408

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $26,775,447; includes $25,287,382 of cash collateral for securities on loan)(b)(w) (Note 4)	26,775,447	26,775,447

TOTAL INVESTMENTS — 102.0% (cost $674,067,682)		775,573,855
Liabilities in excess of other assets — (2.0)%		(15,565,848)

NET ASSETS — 100.0%		$760,008,007

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,962,027; cash collateral of $25,287,382 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$7,096,925	$—	$—
Health Care Providers & Services	4,718,047	—	—
Health Care REITs	77,244,229	—	—
Hotel & Resort REITs	7,332,269	—	—
Hotels, Restaurants & Leisure	23,763,646	—	—
Industrial REITs	38,726,398	—	—
Office REITs	99,332,593	—	—
Residential REITs	167,098,953	—	—
Retail REITs	196,686,945	—	—
Specialized REITs	126,798,403	—	—
Affiliated Mutual Fund	26,775,447	—	—

Total	$775,573,855	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Retail REITs	25.9%
Residential REITs	22.0
Specialized REITs	16.7
Office REITs	13.1
Health Care REITs	10.1
Industrial REITs	5.1

Affiliated Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	3.5%
Hotels, Restaurants & Leisure	3.1
Hotel & Resort REITs	1.0
Diversified REITs	0.9
Health Care Providers & Services	0.6

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $24,962,027:
Unaffiliated investments (cost $647,292,235)	$748,798,408
Affiliated investments (cost $26,775,447)	26,775,447
Receivable for investments sold	11,256,198
Dividends receivable	1,844,025
Receivable for fund share sold	520,408
Prepaid expenses	856

Total Assets	789,195,342

LIABILITIES:
Payable to broker for collateral for securities on loan	25,287,382
Payable for investments purchased	3,526,008
Advisory fees payable	193,491
Payable for fund share repurchased	104,312
Accrued expenses and other liabilities	55,487
Distribution fee payable	20,313
Affiliated transfer agent fee payable	342

Total Liabilities	29,187,335

NET ASSETS	$760,008,007

Net assets were comprised of:
Paid-in capital	$357,963,224
Retained earnings	402,044,783

Net assets, June 30, 2016	$760,008,007

Net asset value and redemption price per share, $760,008,007 / 67,833,359 outstanding shares of beneficial interest	$11.20

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$9,572,163
Affiliated income from securities lending, net	33,300
Affiliated dividend income	31,086

9,636,549

EXPENSES
Advisory fees	2,855,904
Distribution fee	866,500
Custodian and accounting fees	59,000
Audit fee	11,000
Trustees’ fees	8,000
Commitment fee on syndicated credit agreement	6,000
Loan interest expense	5,310
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,366

Total expenses	3,834,080
Less: advisory fee waivers and/or expense reimbursement	(242,620)

Net expenses	3,591,460

NET INVESTMENT INCOME (LOSS)	6,045,089

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	25,124,814
Net change in unrealized appreciation (depreciation) on investments	20,490,318

NET GAIN (LOSS) ON INVESTMENTS	45,615,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,660,221

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$6,045,089	$9,346,569
Net realized gain (loss) on investment transactions	25,124,814	90,692,152
Net change in unrealized appreciation (depreciation) on investments	20,490,318	(69,764,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,660,221	30,273,900

FUND SHARE TRANSACTIONS:
Fund share sold [8,689,964 and 7,654,888 shares, respectively]	86,735,528	78,461,208
Fund share repurchased [13,947,265 and 21,060,596 shares, respectively]	(137,507,114)	(207,023,617)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(50,771,586)	(128,562,409)

CAPITAL CONTRIBUTIONS (NOTE 4)	56,948	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	945,583	(98,288,509)
NET ASSETS:
Beginning of period	759,062,424	857,350,933

End of period	$760,008,007	$759,062,424

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.3%
United Technologies Corp.	412,111	$42,261,983

Banks — 13.8%
Bank of America Corp.	5,515,642	73,192,569
JPMorgan Chase & Co.	960,829	59,705,914
M&T Bank Corp.	311,337	36,809,373
Wells Fargo & Co.	1,778,913	84,195,952

		253,903,808

Biotechnology — 2.7%
Biogen, Inc.*	73,316	17,729,275
Celgene Corp.*	188,063	18,548,654
Vertex Pharmaceuticals, Inc.*	152,937	13,155,641

		49,433,570

Capital Markets — 2.3%
Invesco Ltd.	530,467	13,548,127
Morgan Stanley	1,117,716	29,038,262

		42,586,389

Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	498,767	32,320,102

Communications Equipment — 1.2%
Cisco Systems, Inc.	783,589	22,481,168

Consumer Finance — 3.4%
American Express Co.	644,759	39,175,557
Capital One Financial Corp.	375,956	23,876,966

		63,052,523

Diversified Telecommunication Services — 4.4%
Verizon Communications, Inc.	1,470,779	82,128,299

Electric Utilities — 4.8%
Duke Energy Corp.	258,244	22,154,753
FirstEnergy Corp.	353,134	12,327,908
NextEra Energy, Inc.	216,787	28,269,025
PG&E Corp.	405,444	25,915,980

		88,667,666

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	499,102	10,221,609
TE Connectivity Ltd. (Switzerland)	156,061	8,912,644

		19,134,253

Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	502,620	22,683,241
National Oilwell Varco, Inc.	458,272	15,420,853

		38,104,094

Food & Staples Retailing — 3.3%
Wal-Mart Stores, Inc.	609,538	44,508,465
Whole Foods Market, Inc.	488,376	15,637,800

		60,146,265

Food Products — 0.6%
Mondelez International, Inc. (Class A Stock)	266,223	12,115,809

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	750,699	29,509,978
Medtronic PLC	403,288	34,993,300

		64,503,278

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 0.8%
Aetna, Inc.	125,684	$15,349,787

Household Durables — 1.2%
Newell Brands, Inc.	449,361	21,825,464

Household Products — 4.1%
Kimberly-Clark Corp.	119,106	16,374,693
Procter & Gamble Co. (The)	691,921	58,584,951

		74,959,644

Industrial Conglomerates — 4.7%
General Electric Co.	2,787,523	87,751,224

Insurance — 1.5%
Hartford Financial Services Group, Inc. (The)	205,663	9,127,324
XL Group PLC (Ireland)	577,726	19,244,053

		28,371,377

Internet & Catalog Retail — 0.8%
Expedia, Inc.	132,976	14,135,349

Internet Software & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	39,995	28,137,682
eBay, Inc.*	906,368	21,218,075

		49,355,757

Leisure Products — 1.0%
Mattel, Inc.	588,169	18,403,808

Media — 2.1%
Comcast Corp. (Class A Stock)	234,876	15,311,566
DISH Network Corp. (Class A Stock)*	185,695	9,730,418
Viacom, Inc. (Class B Stock)	338,431	14,034,734

		39,076,718

Metals & Mining — 0.8%
Newmont Mining Corp.	370,154	14,480,424

Multi-Utilities — 0.5%
Consolidated Edison, Inc.	115,325	9,276,743

Oil, Gas & Consumable Fuels — 10.5%
BP PLC (United Kingdom), ADR	982,449	34,886,764
Chevron Corp.	430,539	45,133,403
ConocoPhillips	634,168	27,649,725
Exxon Mobil Corp.	744,229	69,764,026
Southwestern Energy Co.*(a)	1,261,997	15,875,922

		193,309,840

Pharmaceuticals — 8.1%
Allergan PLC*	155,061	35,833,046
Eli Lilly & Co.	183,099	14,419,046
Johnson & Johnson	419,624	50,900,391
Pfizer, Inc.	1,381,019	48,625,679

		149,778,162

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	72,933	13,156,384
Vornado Realty Trust(a)	144,886	14,505,986

		27,662,370

Road & Rail — 1.6%
Union Pacific Corp.	331,531	28,926,080

Semiconductors & Semiconductor Equipment — 1.8%
Maxim Integrated Products, Inc.	200,461	7,154,453

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	483,879	$25,921,398

		33,075,851

Software — 3.2%
Microsoft Corp.	186,171	9,526,370
Oracle Corp.	707,172	28,944,550
Symantec Corp.	979,036	20,109,399

		58,580,319

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	275,402	26,328,431

Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	242,697	14,923,439

Tobacco — 0.9%
Reynolds American, Inc.	299,274	16,139,847

TOTAL LONG-TERM INVESTMENTS (cost $1,707,589,805)		1,792,549,841

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $72,857,145; includes $9,672,912 of cash collateral for securities on loan)(b)(w) (Note 4)	72,857,145	72,857,145

TOTAL INVESTMENTS — 101.1% (cost $1,780,446,950)		1,865,406,986
Liabilities in excess of other assets — (1.1)%		(19,723,397)

NET ASSETS — 100.0%		$1,845,683,589

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,111,776; cash collateral of $9,672,912 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,261,983	$—	$—
Banks	253,903,808	—	—
Biotechnology	49,433,570	—	—
Capital Markets	42,586,389	—	—
Chemicals	32,320,102	—	—
Communications Equipment	22,481,168	—	—
Consumer Finance	63,052,523	—	—
Diversified Telecommunication Services	82,128,299	—	—
Electric Utilities	88,667,666	—	—
Electronic Equipment, Instruments & Components	19,134,253	—	—
Energy Equipment & Services	38,104,094	—	—
Food & Staples Retailing	60,146,265	—	—
Food Products	12,115,809	—	—
Health Care Equipment & Supplies	64,503,278	—	—
Health Care Providers & Services	15,349,787	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Household Durables	$21,825,464	$—	$—
Household Products	74,959,644	—	—
Industrial Conglomerates	87,751,224	—	—
Insurance	28,371,377	—	—
Internet & Catalog Retail	14,135,349	—	—
Internet Software & Services	49,355,757	—	—
Leisure Products	18,403,808	—	—
Media	39,076,718	—	—
Metals & Mining	14,480,424	—	—
Multi-Utilities	9,276,743	—	—
Oil, Gas & Consumable Fuels	193,309,840	—	—
Pharmaceuticals	149,778,162	—	—
Real Estate Investment Trusts (REITs)	27,662,370	—	—
Road & Rail	28,926,080	—	—
Semiconductors & Semiconductor Equipment	33,075,851	—	—
Software	58,580,319	—	—
Technology Hardware, Storage & Peripherals	26,328,431	—	—
Textiles, Apparel & Luxury Goods	14,923,439	—	—
Tobacco	16,139,847	—	—
Affiliated Mutual Fund	72,857,145	—	—

Total	$1,865,406,986	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	13.8%
Oil, Gas & Consumable Fuels	10.5
Pharmaceuticals	8.1
Electric Utilities	4.8
Industrial Conglomerates	4.7
Diversified Telecommunication Services	4.4
Household Products	4.1
Affiliated Mutual Fund (0.5% represents investments purchased with collateral from securities on loan)	4.0
Health Care Equipment & Supplies	3.5
Consumer Finance	3.4
Food & Staples Retailing	3.3
Software	3.2
Biotechnology	2.7
Internet Software & Services	2.7
Capital Markets	2.3
Aerospace & Defense	2.3
Media	2.1
Energy Equipment & Services	2.1

Semiconductors & Semiconductor Equipment	1.8%
Chemicals	1.7
Road & Rail	1.6
Insurance	1.5
Real Estate Investment Trusts (REITs)	1.5
Technology Hardware, Storage & Peripherals	1.4
Communications Equipment	1.2
Household Durables	1.2
Electronic Equipment, Instruments & Components	1.0
Leisure Products	1.0
Tobacco	0.9
Health Care Providers & Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Metals & Mining	0.8
Internet & Catalog Retail	0.8
Food Products	0.6
Multi-Utilities	0.5

101.1
Liabilities in excess of other assets	(1.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $9,111,776:
Unaffiliated investments (cost $1,707,589,805)	$1,792,549,841
Affiliated investments (cost $72,857,145)	72,857,145
Receivable for investments sold	10,424,293
Dividends receivable	1,709,307
Receivable for fund share sold	694,781
Tax reclaim receivable	322,722
Prepaid expenses	4,980

Total Assets	1,878,563,069

LIABILITIES:
Payable for investments purchased	18,074,101
Payable to broker for collateral for securities on loan	9,672,912
Payable for fund share repurchased	4,595,750
Advisory fees payable	363,783
Accrued expenses and other liabilities	123,017
Distribution fee payable	49,575
Affiliated transfer agent fee payable	342

Total Liabilities	32,879,480

NET ASSETS	$1,845,683,589

Net assets were comprised of:
Paid-in capital	$1,739,133,203
Retained earnings	106,550,386

Net assets, June 30, 2016	$1,845,683,589

Net asset value and redemption price per share, $1,845,683,589 / 72,011,501 outstanding shares of beneficial interest	$25.63

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (including $3,651 foreign withholding tax reclaim)	$28,033,253
Affiliated income from securities lending, net	423,735
Affiliated dividend income	169,936

28,626,924

EXPENSES
Advisory fees	5,350,486
Distribution fee	2,386,158
Custodian and accounting fees	139,000
Insurance expenses	19,000
Trustees’ fees	15,000
Audit fee	12,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Loan interest expense	550
Miscellaneous	11,785

Total expenses	7,946,979
Less: advisory fee waivers and/or expense reimbursement	(124,080)

Net expenses	7,822,899

NET INVESTMENT INCOME (LOSS)	20,804,025

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	(119,423,019)

Net change in unrealized appreciation (depreciation) on:
Investments	101,624,894
Foreign currencies	7,893

101,632,787

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(17,790,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,013,793

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,804,025	$22,420,325
Net realized gain (loss) on investment transactions	(119,423,019)	181,996,409
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	101,632,787	(295,445,083)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,013,793	(91,028,349)

FUND SHARE TRANSACTIONS:
Fund share sold [7,349,732 and 3,571,328 shares, respectively]	177,795,039	92,041,998
Net asset value of shares issued in merger [0 and 33,031,410 shares, respectively] (Note 9)	—	850,565,565
Fund share repurchased [19,015,162 and 18,005,653 shares, respectively]	(461,998,293)	(459,377,253)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(284,203,254)	483,230,310

CAPITAL CONTRIBUTIONS (NOTE 4)	1,924,860	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(279,264,601)	392,201,961
NET ASSETS:
Beginning of period	2,124,948,190	1,732,746,229

End of period	$1,845,683,589	$2,124,948,190

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS	Shares	Value (Note 2)
Auto Components — 0.3%
BorgWarner, Inc.	123,794	$3,654,399

Banks — 2.1%
Eagle Bancorp, Inc.*	289,201	13,913,460
First Republic Bank	175,219	12,263,578

		26,177,038

Beverages — 1.5%
Brown-Forman Corp. (Class B Stock)	62,695	6,254,453
Monster Beverage Corp.*	80,491	12,935,709

		19,190,162

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	26,361	3,077,910
Alkermes PLC*	175,219	7,572,965
Cepheid*	172,846	5,315,015
Medivation, Inc.*	84,594	5,101,018
Vertex Pharmaceuticals, Inc.*	94,956	8,168,115

		29,235,023

Building Products — 1.4%
Fortune Brands Home & Security, Inc.	294,951	17,098,309

Capital Markets — 1.6%
Affiliated Managers Group, Inc.*	145,195	20,439,100

Chemicals — 5.7%
Ashland, Inc.	181,880	20,874,368
Axalta Coating Systems Ltd.*	246,402	6,537,045
RPM International, Inc.	337,842	16,875,208
Sherwin-Williams Co. (The)	88,795	26,076,428

		70,363,049

Diversified Financial Services — 1.9%
Intercontinental Exchange, Inc.	91,305	23,370,428

Diversified Telecommunication Services — 3.7%
Level 3 Communications, Inc.*	317,674	16,357,034
SBA Communications Corp. (Class A Stock)*	279,627	30,182,938

		46,539,972

Electrical Equipment — 4.0%
AMETEK, Inc.	467,296	21,603,094
Hubbell, Inc.	101,024	10,655,001
Sensata Technologies Holding NV*	511,281	17,838,594

		50,096,689

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp. (Class A Stock)	547,966	31,414,891

Energy Equipment & Services — 0.4%
Dril-Quip, Inc.*	79,076	4,620,411

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.	489,698	15,680,130

Food Products — 6.9%
Blue Buffalo Pet Products, Inc.*(a)	664,579	15,511,274
McCormick & Co., Inc.	286,601	30,571,729
Mead Johnson Nutrition Co.	183,158	16,621,589
TreeHouse Foods, Inc.*	226,743	23,275,169

		85,979,761

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 3.3%
C.R. Bard, Inc.	103,580	$24,357,873
DexCom, Inc.*	52,831	4,191,083
Teleflex, Inc.	72,941	12,933,169

		41,482,125

Health Care Providers & Services — 3.4%
Adeptus Health, Inc. (Class A Stock)*(a)	74,242	3,835,342
Cardinal Health, Inc.	152,631	11,906,744
Henry Schein, Inc.*	146,562	25,912,162

		41,654,248

Health Care Technology — 1.3%
Cerner Corp.*	285,870	16,751,982

Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill, Inc.*	48,668	19,601,524
Panera Bread Co. (Class A Stock)*	137,255	29,089,825

		48,691,349

Household Durables — 1.6%
Newell Brands, Inc.	401,593	19,505,372

Industrial Conglomerates — 1.4%
Roper Technologies, Inc.	103,671	17,682,126

Internet & Catalog Retail — 1.6%
Expedia, Inc.	187,265	19,906,269

Internet Software & Services — 0.9%
LinkedIn Corp. (Class A Stock)*	32,671	6,182,987
Match Group, Inc.*(a)	349,748	5,272,451

		11,455,438

IT Services — 7.7%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	577,627	21,718,775
Fidelity National Information Services, Inc.	387,674	28,563,820
FleetCor Technologies, Inc.*	133,787	19,148,933
Global Payments, Inc.	161,772	11,547,285
Sabre Corp.	553,033	14,815,754

		95,794,567

Life Sciences Tools & Services — 3.2%
Agilent Technologies, Inc.	389,449	17,275,958
Mettler-Toledo International, Inc.*	62,833	22,929,018

		40,204,976

Machinery — 5.1%
Graco, Inc.	155,293	12,266,594
Middleby Corp. (The)*(a)	231,023	26,625,401
Xylem, Inc.	541,534	24,179,493

		63,071,488

Oil, Gas & Consumable Fuels — 0.3%
Concho Resources, Inc.*	33,265	3,967,517

Pharmaceuticals — 1.8%
Zoetis, Inc.	465,241	22,080,338

Real Estate Investment Trust (REIT) — 2.4%
Equinix, Inc.	78,484	30,430,601

Road & Rail — 0.8%
Kansas City Southern	105,495	9,504,045

Semiconductors & Semiconductor Equipment — 0.9%
Qorvo, Inc.*	200,543	11,082,006

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software — 5.9%
Electronic Arts, Inc.*	292,577	$22,165,633
Intuit, Inc.	248,591	27,745,241
Mobileye NV*	164,489	7,589,522
ServiceNow, Inc.*	113,299	7,523,054
Splunk, Inc.*	147,659	8,000,165

		73,023,615

Specialty Retail — 9.9%
Advance Auto Parts, Inc.	99,199	16,033,534
Five Below, Inc.*	191,919	8,906,961
O’Reilly Automotive, Inc.*	43,915	11,905,357
Ross Stores, Inc.	526,612	29,853,634
Tractor Supply Co.	312,968	28,536,422
Ulta Salon Cosmetics & Fragrance, Inc.*	116,447	28,371,147

		123,607,055

Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. (Class A Stock)*	181,924	1,982,972

Textiles, Apparel & Luxury Goods — 2.7%
Kate Spade & Co.*	850,271	17,524,085
PVH Corp.	81,130	7,644,880
Under Armour, Inc. (Class A Stock)*	212,681	8,534,888

		33,703,853

Trading Companies & Distributors — 1.2%
W.W. Grainger, Inc.(a)	65,160	14,807,611

TOTAL LONG-TERM INVESTMENTS (cost $1,088,639,990)		1,184,248,915

SHORT-TERM INVESTMENT — 7.9%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $98,486,449; includes $43,068,433 of cash collateral received for securities on loan)(b)(w) (Note 4)	98,486,449	$98,486,449

TOTAL INVESTMENTS — 103.1% (cost $1,187,126,439)		1,282,735,364
Liabilities in excess of other assets — (3.1)%		(38,877,115)

NET ASSETS — 100.0%		$1,243,858,249

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,316,297 ; cash collateral of $43,068,433 (including in liabilities) was received with which the fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. In addition, as of June 30, 2016, $625,800 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Auto Components	$3,654,399	$—	$—
Banks	26,177,038	—	—
Beverages	19,190,162	—	—
Biotechnology	29,235,023	—	—
Building Products	17,098,309	—	—
Capital Markets	20,439,100	—	—
Chemicals	70,363,049	—	—
Diversified Financial Services	23,370,428	—	—
Diversified Telecommunication Services	46,539,972	—	—
Electrical Equipment	50,096,689	—	—
Electronic Equipment, Instruments & Components	31,414,891	—	—
Energy Equipment & Services	4,620,411	—	—
Food & Staples Retailing	15,680,130	—	—
Food Products	85,979,761	—	—
Health Care Equipment & Supplies	41,482,125	—	—
Health Care Providers & Services	41,654,248	—	—
Health Care Technology	16,751,982	—	—
Hotels, Restaurants & Leisure	48,691,349	—	—
Household Durables	19,505,372	—	—
Industrial Conglomerates	17,682,126	—	—
Internet & Catalog Retail	19,906,269	—	—
Internet Software & Services	11,455,438	—	—
IT Services	95,794,567	—	—
Life Sciences Tools & Services	40,204,976	—	—
Machinery	63,071,488	—	—
Oil, Gas & Consumable Fuels	3,967,517	—	—
Pharmaceuticals	22,080,338	—	—
Real Estate Investment Trust (REIT)	30,430,601	—	—
Road & Rail	9,504,045	—	—
Semiconductors & Semiconductor Equipment	11,082,006	—	—
Software	73,023,615	—	—
Specialty Retail	123,607,055	—	—
Technology Hardware, Storage & Peripherals	1,982,972	—	—
Textiles, Apparel & Luxury Goods	33,703,853	—	—
Trading Companies & Distributors	14,807,611	—	—
Affiliated Mutual Fund	98,486,449	—	—

Total	$1,282,735,364	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Specialty Retail	9.9%
Affiliated Mutual Fund (3.5% represents investments purchased with collateral from securities on loan)	7.9
IT Services	7.7
Food Products	6.9
Software	5.9
Chemicals	5.7
Machinery	5.1
Electrical Equipment	4.0
Hotels, Restaurants & Leisure	3.9
Diversified Telecommunication Services	3.7
Health Care Providers & Services	3.4
Health Care Equipment & Supplies	3.3
Life Sciences Tools & Services	3.2
Textiles, Apparel & Luxury Goods	2.7
Electronic Equipment, Instruments & Components	2.5
Real Estate Investment Trust (REIT)	2.4
Biotechnology	2.4
Banks	2.1

Diversified Financial Services	1.9%
Pharmaceuticals	1.8
Capital Markets	1.6
Internet & Catalog Retail	1.6
Household Durables	1.6
Beverages	1.5
Industrial Conglomerates	1.4
Building Products	1.4
Health Care Technology	1.3
Food & Staples Retailing	1.3
Trading Companies & Distributors	1.2
Internet Software & Services	0.9
Semiconductors & Semiconductor Equipment	0.9
Road & Rail	0.8
Energy Equipment & Services	0.4
Oil, Gas & Consumable Fuels	0.3
Auto Components	0.3
Technology Hardware, Storage & Peripherals	0.2

103.1
Liabilities in excess of other assets	(3.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $43,316,297:
Unaffiliated investments (cost $1,088,639,990)	$1,184,248,915
Affiliated investments (cost $98,486,449)	98,486,449
Receivable for investments sold	12,699,143
Receivable for fund share sold	2,808,605
Deposit with affiliated securities lending agent	625,800
Dividends receivable	596,593
Tax reclaim receivable	23,010
Prepaid expenses	3,901

Total Assets	1,299,492,416

LIABILITIES:
Payable to broker for collateral for securities on loan	43,694,233
Payable for investments purchased	11,204,032
Advisory fees payable	308,173
Payable for fund share repurchased	302,149
Accrued expenses and other liabilities	91,711
Distribution fee payable	33,527
Affiliated transfer agent fee payable	342

Total Liabilities	55,634,167

NET ASSETS	$1,243,858,249

Net assets were comprised of:
Paid-in capital	$786,127,024
Retained earnings	457,731,225

Net assets, June 30, 2016	$1,243,858,249

Net asset value and redemption price per share, $1,243,858,249 / 166,564,660 outstanding shares of beneficial interest	$7.47

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$4,302,297
Affiliated income from securities lending, net	756,798
Affiliated dividend income	89,764

5,148,859

EXPENSES
Advisory fees	4,850,632
Distribution fee	1,487,089
Custodian and accounting fees	62,000
Trustees’ fees	12,000
Insurance expenses	12,000
Audit fee	11,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Loan interest expense	549
Miscellaneous	6,792

Total expenses	6,454,062
Less: advisory fee waivers and/or expense reimbursement	(624,123)

Net expenses	5,829,939

NET INVESTMENT INCOME (LOSS)	(681,080)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	(37,053,242)

Net change in unrealized appreciation (depreciation) on:
Investments	50,350,260
Foreign currencies	1,094

50,351,354

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	13,298,112

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,617,032

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(681,080)	$(2,397,221)
Net realized gain (loss) on investment transactions	(37,053,242)	203,179,645
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	50,351,354	(249,566,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,617,032	(48,784,121)

FUND SHARE TRANSACTIONS:
Fund share sold [23,311,401 and 9,193,987 shares, respectively]	161,012,969	69,425,515
Net asset value of shares issued in merger [0 and 101,293,411 shares, respectively] (Note 9)	—	749,572,387
Fund share repurchased [38,942,345 and 20,420,700 shares, respectively]	(260,910,560)	(152,701,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(99,897,591)	666,296,803

CAPITAL CONTRIBUTIONS (NOTE 4)	1,005,582	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,274,977)	617,512,682
NET ASSETS:
Beginning of period	1,330,133,226	712,620,544

End of period	$1,243,858,249	$1,330,133,226

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 95.2%	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	55,137	$4,645,292
Esterline Technologies Corp.*	58,103	3,604,710
KLX, Inc.*	56,414	1,748,834
Moog, Inc. (Class A Stock)*	78,405	4,227,598

		14,226,434

Air Freight & Logistics — 0.6%
Forward Air Corp.	101,000	4,497,530

Auto Components — 0.3%
Tower International, Inc.	96,248	1,980,784

Banks — 16.9%
Ameris Bancorp	77,617	2,305,225
BancorpSouth, Inc.	142,458	3,232,372
Bank of the Ozarks, Inc.	106,625	4,000,570
Banner Corp.(g)	96,413	4,101,409
BNC Bancorp	98,522	2,237,435
Boston Private Financial Holdings, Inc.(a)	220,201	2,593,968
Brookline Bancorp, Inc.	178,956	1,973,885
CenterState Banks, Inc.	51,294	807,881
CoBiz Financial, Inc.	127,944	1,496,945
Columbia Banking System, Inc.	152,872	4,289,588
Community Bank System, Inc.	100,211	4,117,670
ConnectOne Bancorp, Inc.	83,749	1,314,022
CU Bancorp*	41,036	932,748
CVB Financial Corp.	288,250	4,724,417
First Financial Bankshares, Inc.(a)	130,812	4,289,325
First Merchants Corp.	142,870	3,561,749
First Midwest Bancorp, Inc.	162,978	2,861,894
First of Long Island Corp. (The)	38,595	1,106,519
Flushing Financial Corp.	111,011	2,206,899
Glacier Bancorp, Inc.	162,513	4,319,596
Great Western Bancorp, Inc.	159,667	5,035,897
Heritage Financial Corp.	92,044	1,618,133
Home BancShares, Inc.	204,458	4,046,224
Independent Bank Corp.(a)	80,807	3,692,880
Independent Bank Group, Inc.	30,140	1,293,307
Lakeland Financial Corp.	40,772	1,916,692
LegacyTexas Financial Group, Inc.	185,896	5,002,461
MB Financial, Inc.	169,129	6,136,000
PacWest Bancorp	119,199	4,741,736
Pinnacle Financial Partners, Inc.(a)	101,370	4,951,925
PrivateBancorp, Inc.	227,743	10,027,524
Prosperity Bancshares, Inc.(a)	114,464	5,836,519
Renasant Corp.	129,497	4,186,638
Sandy Spring Bancorp, Inc.	53,634	1,558,604
South State Corp.	71,363	4,856,252
Southwest Bancorp, Inc.	45,236	765,845
State Bank Financial Corp.	123,511	2,513,449
Texas Capital Bancshares, Inc.*	38,376	1,794,462
TriCo Bancshares	58,330	1,609,908
UMB Financial Corp.	14,339	762,978
Webster Financial Corp.	244,048	8,285,430
Yadkin Financial Corp.	15,592	391,203

		137,498,184

Building Products — 1.5%
Armstrong World Industries, Inc.*	52,105	2,039,911
Continental Building Products, Inc.*	116,386	2,587,261

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Gibraltar Industries, Inc.*	89,098	$2,812,824
Masonite International Corp.*	73,998	4,894,228

		12,334,224

Capital Markets — 1.2%
Golub Capital BDC, Inc.	57,447	1,038,067
New Mountain Finance Corp.(a)	75,432	973,073
OM Asset Management PLC	198,329	2,647,692
Stifel Financial Corp.*	112,046	3,523,847
Virtu Financial, Inc. (Class A Stock)(a)	80,535	1,449,630

		9,632,309

Chemicals — 1.9%
Methanex Corp. (Canada)(a)	5,468	159,119
Minerals Technologies, Inc.	58,454	3,320,187
Olin Corp.	33,630	835,369
PolyOne Corp.	81,942	2,887,636
Quaker Chemical Corp.	22,821	2,035,633
Trinseo SA*	42,445	1,822,164
WR Grace & Co.	62,942	4,607,984

		15,668,092

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	157,116	5,731,592
G&K Services, Inc. (Class A Stock)	32,648	2,499,857
Mobile Mini, Inc.(a)	90,636	3,139,631
MSA Safety, Inc.	45,367	2,383,128

		13,754,208

Communications Equipment — 1.8%
Ixia*	230,127	2,259,847
NetScout Systems, Inc.*	141,493	3,148,219
Polycom, Inc.*	387,135	4,355,269
RADWARE Ltd. (Israel)*	142,225	1,601,453
Viavi Solutions, Inc.*	493,720	3,273,364

		14,638,152

Construction & Engineering — 0.8%
EMCOR Group, Inc.	125,393	6,176,859

Construction Materials — 1.0%
Eagle Materials, Inc.	59,109	4,560,259
Summit Materials, Inc. (Class A Stock)*	173,107	3,541,769

		8,102,028

Containers & Packaging — 1.2%
Berry Plastics Group, Inc.*	162,298	6,305,277
Graphic Packaging Holding Co.	267,463	3,353,986

		9,659,263

Distributors — 0.5%
Core-Mark Holding Co., Inc.	93,798	4,395,374

Diversified Financial Services — 0.5%
MarketAxess Holdings, Inc.	26,822	3,899,919

Electric Utilities — 2.5%
IDACORP, Inc.	87,776	7,140,578
PNM Resources, Inc.	182,872	6,480,984
Portland General Electric Co.	159,109	7,019,889

		20,641,451

Electrical Equipment — 0.5%
EnerSys	32,335	1,922,962

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Thermon Group Holdings, Inc.*	123,259	$2,367,805

		4,290,767

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.*	55,184	2,940,203
CTS Corp.	146,043	2,617,091
Littelfuse, Inc.	16,180	1,912,314
Plexus Corp.*	79,482	3,433,622

		10,903,230

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	89,216	421,100

Food Products — 1.9%
Pinnacle Foods, Inc.	98,229	4,547,020
Post Holdings, Inc.*	21,885	1,809,671
TreeHouse Foods, Inc.*	90,895	9,330,372

		15,687,063

Gas Utilities — 2.8%
New Jersey Resources Corp.	166,403	6,414,836
South Jersey Industries, Inc.	97,317	3,077,164
Southwest Gas Corp.	83,626	6,582,202
WGL Holdings, Inc.	94,293	6,675,001

		22,749,203

Health Care Equipment & Supplies — 1.5%
CONMED Corp.	87,215	4,162,772
Endologix, Inc.*(a)	246,994	3,077,545
Integra LifeSciences Holdings Corp.*	51,547	4,112,420
Wright Medical Group NV*	41,109	714,063

		12,066,800

Health Care Providers & Services — 1.8%
Air Methods Corp.*(a)	73,946	2,649,485
American Renal Associates Holdings, Inc.*	47,871	1,386,823
Amsurg Corp.*	41,479	3,216,282
HealthSouth Corp.	50,536	1,961,807
Team Health Holdings, Inc.*	51,480	2,093,692
VCA, Inc.*	53,636	3,626,330

		14,934,419

Health Care Technology — 0.4%
HMS Holdings Corp.*	91,277	1,607,388
Press Ganey Holdings, Inc.*	48,062	1,891,240

		3,498,628

Hotels, Restaurants & Leisure — 2.0%
Extended Stay America, Inc.	95,935	1,434,228
Jack in the Box, Inc.	58,666	5,040,583
Marriott Vacations Worldwide Corp.	56,835	3,892,629
Vail Resorts, Inc.	42,446	5,867,311

		16,234,751

Household Durables — 0.7%
CalAtlantic Group, Inc.	78,531	2,882,873
Meritage Homes Corp.*	54,726	2,054,414
William Lyon Homes (Class A Stock)*	61,185	986,302

		5,923,589

Household Products — 1.2%
Spectrum Brands Holdings, Inc.	78,838	9,406,162

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	127,378	$2,195,997

Insurance — 4.0%
American Equity Investment Life Holding Co.	37,220	530,385
AMERISAFE, Inc.	35,718	2,186,656
AmTrust Financial Services, Inc.	101,587	2,488,881
CNO Financial Group, Inc.	399,794	6,980,403
Endurance Specialty Holdings Ltd.	65,426	4,394,010
Enstar Group Ltd. (Bermuda)*(g)	12,857	2,082,705
Maiden Holdings Ltd.(a)	311,675	3,814,902
National General Holdings Corp.	179,173	3,837,886
ProAssurance Corp.	54,145	2,899,465
RLI Corp.	52,132	3,585,639

		32,800,932

Internet Software & Services — 0.3%
Cornerstone OnDemand, Inc.*	24,929	948,798
Marketo, Inc.*	45,753	1,593,119

		2,541,917

IT Services — 1.2%
Convergys Corp.	154,843	3,871,075
DST Systems, Inc.	24,557	2,859,171
MAXIMUS, Inc.	54,029	2,991,586

		9,721,832

Life Sciences Tools & Services — 0.5%
PRA Health Sciences, Inc.*(a)	45,261	1,890,099
VWR Corp.*	82,155	2,374,279

		4,264,378

Machinery — 3.0%
Barnes Group, Inc.	93,834	3,107,782
CLARCOR, Inc.	50,744	3,086,757
ITT, Inc.	70,175	2,244,197
RBC Bearings, Inc.*	42,959	3,114,527
Rexnord Corp.*	116,059	2,278,238
Standex International Corp.	18,368	1,517,748
TriMas Corp.*	57,023	1,026,414
Watts Water Technologies, Inc. (Class A Stock)	81,712	4,760,541
Woodward, Inc.	56,689	3,267,554

		24,403,758

Media — 1.2%
Live Nation Entertainment, Inc.*	278,540	6,545,690
Media General, Inc.*	16,284	279,922
Nexstar Broadcasting Group, Inc. (Class A Stock)	59,496	2,830,820
Townsquare Media, Inc. (Class A Stock)*	38,237	301,690

		9,958,122

Metals & Mining — 1.8%
Commercial Metals Co.	195,045	3,296,261
Hecla Mining Co.(a)	304,667	1,553,802
Kaiser Aluminum Corp.	58,215	5,263,218
Royal Gold, Inc.	40,145	2,891,243
United States Steel Corp.	114,727	1,934,297

		14,938,821

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities — 1.4%
Black Hills Corp.	86,542	$5,455,608
NorthWestern Corp.	91,591	5,776,644

		11,232,252

Oil, Gas & Consumable Fuels — 5.0%
Carrizo Oil & Gas, Inc.*	94,154	3,375,421
Golar LNG Ltd. (Bermuda)	212,077	3,287,193
Memorial Resource Development Corp.*	304,653	4,837,890
Parsley Energy, Inc. (Class A Stock)*	169,988	4,599,875
PBF Energy, Inc. (Class A Stock)	101,811	2,421,066
PDC Energy, Inc.*	65,534	3,775,414
Rice Energy, Inc.*	374,054	8,244,150
RSP Permian, Inc.*	170,667	5,954,572
Synergy Resources Corp.*	137,179	913,612
Whiting Petroleum Corp.*	135,288	1,252,767
WPX Energy, Inc.*	219,072	2,039,560

		40,701,520

Paper & Forest Products — 0.1%
Mercer International, Inc. (Canada)	53,963	430,625

Pharmaceuticals — 0.6%
Catalent, Inc.*	80,217	1,844,189
Prestige Brands Holdings, Inc.*	47,356	2,623,522

		4,467,711

Professional Services — 0.4%
On Assignment, Inc.*	75,329	2,783,407

Real Estate Investment Trusts (REITs) — 12.7%
Acadia Realty Trust	211,330	7,506,442
Apollo Commercial Real Estate Finance, Inc.	124,278	1,997,147
Blackstone Mortgage Trust, Inc. (Class A Stock)	200,441	5,546,202
Care Capital Properties, Inc.	211,546	5,544,621
CBL & Associates Properties, Inc.	175,506	1,633,961
Chesapeake Lodging Trust	330,154	7,676,081
CubeSmart	247,368	7,638,724
CyrusOne, Inc.	160,278	8,921,073
Highwoods Properties, Inc.	80,754	4,263,811
Hudson Pacific Properties, Inc.	128,363	3,745,632
MFA Financial, Inc.	589,306	4,284,255
Pebblebrook Hotel Trust	337,888	8,869,560
PennyMac Mortgage Investment Trust	67,207	1,090,770
Post Properties, Inc.	95,413	5,824,964
PS Business Parks, Inc.	56,073	5,948,224
RLJ Lodging Trust	137,325	2,945,621
Sovran Self Storage, Inc.	67,308	7,061,955
Terreno Realty Corp.	269,703	6,977,217
Two Harbors Investment Corp.	627,569	5,371,991

		102,848,251

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	295,602	5,604,614

Semiconductors & Semiconductor Equipment — 3.7%
Cabot Microelectronics Corp.	54,090	2,290,171
Cypress Semiconductor Corp.	247,791	2,614,195
Entegris, Inc.*	392,678	5,682,051
Fairchild Semiconductor International, Inc.*	165,208	3,279,379
Intersil Corp. (Class A Stock)	459,293	6,218,827
MKS Instruments, Inc.	103,017	4,435,912

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.*	154,850	$3,694,721
Silicon Laboratories, Inc.*	41,168	2,006,528

		30,221,784

Software — 1.7%
Bottomline Technologies de, Inc.*	101,097	2,176,618
CommVault Systems, Inc.*	76,703	3,312,803
Monotype Imaging Holdings, Inc.	43,804	1,078,892
Verint Systems, Inc.*	210,521	6,974,561

		13,542,874

Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	211,184	3,364,161
Ascena Retail Group, Inc.*	26,610	186,004
Boot Barn Holdings, Inc.*(a)	134,628	1,160,493
Burlington Stores, Inc.*	117,020	7,806,404
CST Brands, Inc.	47,207	2,033,678
Lithia Motors, Inc. (Class A Stock)(a)	53,596	3,809,068
Monro Muffler Brake, Inc.	39,398	2,504,137
Murphy USA, Inc.*	47,281	3,506,359
Office Depot, Inc.*	41,531	137,468

		24,507,772

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*	90,196	3,882,036

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	43,449	2,500,055
G-III Apparel Group Ltd.*	40,130	1,834,744
Steven Madden Ltd.*(a)	43,345	1,481,532

		5,816,331

Thrifts & Mortgage Finance — 1.7%
Dime Community Bancshares, Inc.	63,972	1,088,164
EverBank Financial Corp.	209,226	3,109,098
OceanFirst Financial Corp.	28,205	512,485
Oritani Financial Corp.	81,169	1,297,892
Provident Financial Services, Inc.	148,923	2,924,848
Radian Group, Inc.	299,272	3,118,414
WSFS Financial Corp.	61,937	1,993,752

		14,044,653

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	116,166	5,282,068
GMS, Inc.*	50,081	1,114,302
Kaman Corp.(a)	83,835	3,564,664
Univar, Inc.*	133,103	2,516,978
WESCO International, Inc.*	42,315	2,178,799

		14,656,811

Water Utilities — 0.5%
California Water Service Group	121,639	4,248,850

TOTAL COMMON STOCKS (cost $683,193,546)		773,035,771

EXCHANGE TRADED FUND — 2.0%
iShares Russell 2000 Value Index Fund (cost $14,744,294)	164,409	15,996,996

TOTAL LONG-TERM INVESTMENTS (cost $697,937,840)		789,032,767

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 4.2%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $34,320,940; includes $17,136,588 of cash collateral for securities on loan)(b)(w) (Note 4)	34,320,940	$34,320,940

TOTAL INVESTMENTS — 101.4% (cost $732,258,780)		823,353,707
Liabilities in excess of other assets — (1.4)%		(10,982,585)

NET ASSETS — 100.0%		$812,371,122

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,014,114; cash collateral of $17,136,588 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,226,434	$—	$—
Air Freight & Logistics	4,497,530	—	—
Auto Components	1,980,784	—	—
Banks	137,498,184	—	—
Building Products	12,334,224	—	—
Capital Markets	9,632,309	—	—
Chemicals	15,668,092	—	—
Commercial Services & Supplies	13,754,208	—	—
Communications Equipment	14,638,152	—	—
Construction & Engineering	6,176,859	—	—
Construction Materials	8,102,028	—	—
Containers & Packaging	9,659,263	—	—
Distributors	4,395,374	—	—
Diversified Financial Services	3,899,919	—	—
Electric Utilities	20,641,451	—	—
Electrical Equipment	4,290,767	—	—
Electronic Equipment, Instruments & Components	10,903,230	—	—
Food & Staples Retailing	421,100	—	—
Food Products	15,687,063	—	—
Gas Utilities	22,749,203	—	—
Health Care Equipment & Supplies	12,066,800	—	—
Health Care Providers & Services	14,934,419	—	—
Health Care Technology	3,498,628	—	—
Hotels, Restaurants & Leisure	16,234,751	—	—
Household Durables	5,923,589	—	—
Household Products	9,406,162	—	—
Independent Power & Renewable Electricity Producers	2,195,997	—	—
Insurance	32,800,932	—	—
Internet Software & Services	2,541,917	—	—
IT Services	9,721,832	—	—
Life Sciences Tools & Services	4,264,378	—	—
Machinery	24,403,758	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Media	$9,958,122	$—	$—
Metals & Mining	14,938,821	—	—
Multi-Utilities	11,232,252	—	—
Oil, Gas & Consumable Fuels	40,701,520	—	—
Paper & Forest Products	430,625	—	—
Pharmaceuticals	4,467,711	—	—
Professional Services	2,783,407	—	—
Real Estate Investment Trusts (REITs)	102,848,251	—	—
Real Estate Management & Development	5,604,614	—	—
Semiconductors & Semiconductor Equipment	30,221,784	—	—
Software	13,542,874	—	—
Specialty Retail	24,507,772	—	—
Technology Hardware, Storage & Peripherals	3,882,036	—	—
Textiles, Apparel & Luxury Goods	5,816,331	—	—
Thrifts & Mortgage Finance	14,044,653	—	—
Trading Companies & Distributors	14,656,811	—	—
Water Utilities	4,248,850	—	—
Exchange Traded Fund	15,996,996	—	—
Affiliated Mutual Fund	34,320,940	—	—

Total	$823,353,707	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	16.9%
Real Estate Investment Trusts (REITs)	12.7
Oil, Gas & Consumable Fuels	5.0
Affiliated Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	4.2
Insurance	4.0
Semiconductors & Semiconductor Equipment	3.7
Specialty Retail	3.0
Machinery	3.0
Gas Utilities	2.8
Electric Utilities	2.5
Hotels, Restaurants & Leisure	2.0
Exchange Traded Fund	2.0
Food Products	1.9
Chemicals	1.9
Metals & Mining	1.8
Health Care Providers & Services	1.8
Trading Companies & Distributors	1.8
Communications Equipment	1.8
Aerospace & Defense	1.8
Thrifts & Mortgage Finance	1.7
Commercial Services & Supplies	1.7
Software	1.7
Building Products	1.5
Health Care Equipment & Supplies	1.5
Multi-Utilities	1.4

Electronic Equipment, Instruments & Components	1.3%
Media	1.2
IT Services	1.2
Containers & Packaging	1.2
Capital Markets	1.2
Household Products	1.2
Construction Materials	1.0
Construction & Engineering	0.8
Household Durables	0.7
Textiles, Apparel & Luxury Goods	0.7
Real Estate Management & Development	0.7
Air Freight & Logistics	0.6
Pharmaceuticals	0.6
Distributors	0.5
Electrical Equipment	0.5
Life Sciences Tools & Services	0.5
Water Utilities	0.5
Diversified Financial Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Health Care Technology	0.4
Professional Services	0.4
Internet Software & Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Auto Components	0.3
Paper & Forest Products	0.1
Food & Staples Retailing	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $17,014,114:
Unaffiliated investments (cost $697,937,840)	$789,032,767
Affiliated investments (cost $34,320,940)	34,320,940
Cash	1,301
Receivable for investments sold	8,902,794
Receivable for fund share sold	2,064,260
Dividends receivable	1,679,717
Tax reclaim receivable	38,051
Prepaid expenses	1,043

Total Assets	836,040,873

LIABILITIES:
Payable to broker for collateral for securities on loan	17,136,588
Payable for investments purchased	6,114,549
Advisory fees payable	341,863
Accrued expenses and other liabilities	54,390
Distribution fee payable	21,763
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	256

Total Liabilities	23,669,751

NET ASSETS	$812,371,122

Net assets were comprised of:
Paid-in capital	$463,796,183
Retained earnings	348,574,939

Net assets, June 30, 2016	$812,371,122

Net asset value and redemption price per share, $812,371,122 / 45,536,514 outstanding shares of beneficial interest	$17.84

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $4,762 foreign withholding tax)	$5,897,451
Affiliated income from securities lending, net	171,545
Affiliated dividend income	68,706

6,137,702

EXPENSES
Advisory fees	2,909,526
Distribution fee	941,013
Custodian and accounting fees	74,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Loan interest expense	159
Miscellaneous	7,142

Total expenses	3,970,840
Less: advisory fee waivers and/or expense reimbursement	(48,933)

Net expenses	3,921,907

NET INVESTMENT INCOME (LOSS)	2,215,795

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	1,889,783

Net change in unrealized appreciation (depreciation) on:
Investments	26,903,135
Foreign currencies	2,229

26,905,364

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	28,795,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,010,942

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,215,795	$5,390,359
Net realized gain (loss) on investment transactions	1,889,783	42,235,638
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,905,364	(97,499,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,010,942	(49,873,244)

FUND SHARE TRANSACTIONS:
Fund share sold [5,769,168 and 3,341,554 shares, respectively]	94,503,179	59,195,597
Fund share repurchased [7,250,113 and 7,609,615 shares, respectively]	(114,304,684)	(132,572,676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(19,801,505)	(73,377,079)

CAPITAL CONTRIBUTIONS (NOTE 4)	435,821	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,645,258	(123,250,323)
NET ASSETS:
Beginning of period	800,725,864	923,976,187

End of period	$812,371,122	$800,725,864

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 5.8%
Lockheed Martin Corp.	52,574	$13,047,290
Rockwell Collins, Inc.(a)	91,552	7,794,737

		20,842,027

Air Freight & Logistics — 3.5%
United Parcel Service, Inc. (Class B Stock)	115,119	12,400,619

Biotechnology — 4.9%
AbbVie, Inc.	181,290	11,223,664
Gilead Sciences, Inc.	75,236	6,276,187

		17,499,851

Capital Markets — 7.0%
Eaton Vance Corp.(a)	232,958	8,232,736
Federated Investors, Inc. (Class B Stock)	245,648	7,069,749
Franklin Resources, Inc.	292,783	9,770,169

		25,072,654

Chemicals — 5.5%
CF Industries Holdings, Inc.(a)	150,471	3,626,351
LyondellBasell Industries NV (Class A Stock)	92,458	6,880,724
NewMarket Corp.	21,755	9,014,837

		19,521,912

Communications Equipment — 2.2%
Harris Corp.	93,613	7,811,069

Consumer Finance — 7.4%
American Express Co.	149,564	9,087,509
Discover Financial Services	168,600	9,035,274
Synchrony Financial*	334,480	8,455,654

		26,578,437

Diversified Financial Services — 9.2%
CBOE Holdings, Inc.	203,045	13,526,858
Moody’s Corp.	89,739	8,409,442
S&P Global, Inc.	101,523	10,889,357

		32,825,657

Energy Equipment & Services — 1.5%
Oceaneering International, Inc.	174,039	5,196,805

Food Products — 2.2%
Campbell Soup Co.	116,932	7,779,486

Hotels, Restaurants & Leisure — 1.1%
Yum! Brands, Inc.	46,229	3,833,309

Independent Power & Renewable Electricity Producers — 3.9%
AES Corp.	1,111,877	13,876,225

IT Services — 6.3%
Accenture PLC (Class A Stock)	70,311	7,965,533
Alliance Data Systems Corp.*	22,638	4,435,237
MasterCard, Inc. (Class A Stock)	75,905	6,684,194
Western Union Co. (The)	187,163	3,589,786

		22,674,750

Oil, Gas & Consumable Fuels — 7.9%
Devon Energy Corp.	227,519	8,247,564
Marathon Petroleum Corp.	244,742	9,290,406
Tesoro Corp.	30,820	2,309,034

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	163,161	$8,321,211

		28,168,215

Pharmaceuticals — 1.7%
Mylan NV*	142,313	6,153,614

Real Estate Management & Development — 1.8%
CBRE Group, Inc. (Class A Stock)*	250,180	6,624,766

Specialty Retail — 4.8%
Ross Stores, Inc.	48,949	2,774,919
TJX Cos., Inc. (The)	187,635	14,491,051

		17,265,970

Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc.	94,065	8,992,614
Hewlett Packard Enterprise Co.	526,069	9,611,281
HP, Inc.	403,698	5,066,410
Western Digital Corp.	183,563	8,675,187

		32,345,492

Tobacco — 8.1%
Altria Group, Inc.	225,706	15,564,686
Philip Morris International, Inc.	130,529	13,277,410

		28,842,096

Trading Companies & Distributors — 1.1%
United Rentals, Inc.*	58,920	3,953,532

TOTAL LONG-TERM INVESTMENTS (cost $309,609,414)		339,266,486

SHORT-TERM INVESTMENT — 5.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $20,005,122; includes $9,654,408 of cash collateral for securities on loan)(b)(w) (Note 4)	20,005,122	20,005,122

TOTAL INVESTMENTS — 100.5% (cost $329,614,536)		359,271,608
Liabilities in excess of other assets — (0.5)%		(1,933,114)

NET ASSETS — 100.0%		$357,338,494

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,667,442; cash collateral of $9,654,408 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,842,027	$—	$—
Air Freight & Logistics	12,400,619	—	—
Biotechnology	17,499,851	—	—
Capital Markets	25,072,654	—	—
Chemicals	19,521,912	—	—
Communications Equipment	7,811,069	—	—
Consumer Finance	26,578,437	—	—
Diversified Financial Services	32,825,657	—	—
Energy Equipment & Services	5,196,805	—	—
Food Products	7,779,486	—	—
Hotels, Restaurants & Leisure	3,833,309	—	—
Independent Power & Renewable Electricity Producers	13,876,225	—	—
IT Services	22,674,750	—	—
Oil, Gas & Consumable Fuels	28,168,215	—	—
Pharmaceuticals	6,153,614	—	—
Real Estate Management & Development	6,624,766	—	—
Specialty Retail	17,265,970	—	—
Technology Hardware, Storage & Peripherals	32,345,492	—	—
Tobacco	28,842,096	—	—
Trading Companies & Distributors	3,953,532	—	—
Affiliated Mutual Fund	20,005,122	—	—

Total	$359,271,608	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Diversified Financial Services	9.2%
Technology Hardware, Storage & Peripherals	9.0
Tobacco	8.1
Oil, Gas & Consumable Fuels	7.9
Consumer Finance	7.4
Capital Markets	7.0
IT Services	6.3
Aerospace & Defense	5.8
Affiliated Mutual Fund (2.7% represents investments purchased with collateral from securities on loan)	5.6
Chemicals	5.5

Biotechnology	4.9%
Specialty Retail	4.8
Independent Power & Renewable Electricity Producers	3.9
Air Freight & Logistics	3.5
Communications Equipment	2.2
Food Products	2.2
Real Estate Management & Development	1.8
Pharmaceuticals	1.7
Energy Equipment & Services	1.5
Trading Companies & Distributors	1.1
Hotels, Restaurants & Leisure	1.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $9,667,442:
Unaffiliated investments (cost $309,609,414)	$339,266,486
Affiliated investments (cost $20,005,122)	20,005,122
Receivable for investments sold	9,301,279
Dividends receivable	596,929
Receivable for fund share sold	248,887
Prepaid expenses	2,158

Total Assets	369,420,861

LIABILITIES:
Payable to broker for collateral for securities on loan	9,654,408
Payable for investments purchased	1,784,683
Payable for fund share repurchased	501,096
Advisory fees payable	84,507
Accrued expenses and other liabilities	47,719
Distribution fee payable	9,612
Affiliated transfer agent fee payable	342

Total Liabilities	12,082,367

NET ASSETS	$357,338,494

Net assets were comprised of:
Paid-in capital	$2,920,042
Retained earnings	354,418,452

Net assets, June 30, 2016	$357,338,494

Net asset value and redemption price per share, $357,338,494 / 29,939,916 outstanding shares of beneficial interest	$11.94

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$6,092,111
Affiliated income from securities lending, net	213,770
Affiliated dividend income	54,728

6,360,609

EXPENSES
Advisory fees	1,839,116
Distribution fee	678,994
Custodian and accounting fees	53,000
Audit fee	10,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	1,000
Loan interest expense	622
Miscellaneous	9,191

Total expenses	2,613,923
Less: advisory fee waivers and/or expense reimbursement	(407,397)

Net expenses	2,206,526

NET INVESTMENT INCOME (LOSS)	4,154,083

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	(10,640,075)
Net change in unrealized appreciation (depreciation) on investments	(12,428,638)

NET GAIN (LOSS) ON INVESTMENTS	(23,068,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,914,630)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,154,083	$10,069,148
Net realized gain (loss) on investment transactions	(10,640,075)	(26,039,399)
Net change in unrealized appreciation (depreciation) on investments	(12,428,638)	(32,029,818)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,914,630)	(48,000,069)

FUND SHARE TRANSACTIONS:
Fund share sold [6,081,353 and 4,390,998 shares, respectively]	70,407,164	56,020,249
Fund share repurchased [34,038,926 and 9,983,504 shares, respectively]	(403,291,683)	(126,923,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(332,884,519)	(70,903,203)

CAPITAL CONTRIBUTIONS (NOTE 4)	629,233	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(351,169,916)	(118,903,272)
NET ASSETS:
Beginning of period	708,508,410	827,411,682

End of period	$357,338,494	$708,508,410

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.5%
Boeing Co. (The)	112,000	$14,545,440
Embraer SA (Brazil), ADR	177,500	3,855,300

		18,400,740

Auto Components — 2.3%
Johnson Controls, Inc.	651,200	28,822,112

Automobiles — 4.0%
General Motors Co.	808,300	22,874,890
Harley-Davidson, Inc.(a)	211,100	9,562,830
Honda Motor Co. Ltd. (Japan), ADR	687,400	17,411,842

		49,849,562

Banks — 14.5%
Bank of America Corp.	4,104,854	54,471,413
Citigroup, Inc.	1,211,060	51,336,833
Citizens Financial Group, Inc.	1,077,800	21,534,444
JPMorgan Chase & Co.	469,100	29,149,874
Wells Fargo & Co.	487,683	23,082,036

		179,574,600

Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The)	105,100	15,615,758
State Street Corp.	426,400	22,991,488

		38,607,246

Communications Equipment — 1.8%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,945,800	22,623,744

Consumer Finance — 2.2%
Capital One Financial Corp.	437,900	27,811,029

Containers & Packaging — 2.0%
International Paper Co.	574,100	24,330,358

Electric Utilities — 1.1%
PPL Corp.	166,300	6,277,825
Southern Co. (The)	128,500	6,891,455

		13,169,280

Electronic Equipment, Instruments & Components — 4.0%
Corning, Inc.	2,443,900	50,051,072

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	217,600	15,889,152

Health Care Equipment & Supplies — 2.1%
Medtronic PLC	114,700	9,952,519
Zimmer Biomet Holdings, Inc.	135,400	16,299,452

		26,251,971

Health Care Providers & Services — 3.0%
Anthem, Inc.	194,400	25,532,496
Humana, Inc.	61,700	11,098,596

		36,631,092

Independent Power & Renewable Electricity Producers — 3.7%
Calpine Corp.*	1,949,600	28,756,600
NRG Energy, Inc.	1,119,500	16,781,305

		45,537,905

Industrial Conglomerates — 1.5%
Koninklijke Philips NV (Netherlands), NVDR	745,232	18,586,086

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 7.5%
Allstate Corp. (The)	190,700	$13,339,465
American International Group, Inc.	1,172,400	62,008,236
Unum Group	530,250	16,856,648

		92,204,349

Machinery — 7.1%
CNH Industrial NV (United Kingdom)(a)	2,293,600	16,399,240
Cummins, Inc.	380,600	42,794,664
PACCAR, Inc.	193,300	10,026,471
Parker-Hannifin Corp.	166,000	17,936,300

		87,156,675

Media — 4.5%
CBS Corp. (Class B Stock)	229,500	12,493,980
Comcast Corp. (Class A Stock)	286,100	18,650,859
Discovery Communications, Inc. (Class A Stock)*(a)	844,600	21,309,258
Discovery Communications, Inc. (Class C Stock)*	120,700	2,878,695

		55,332,792

Multiline Retail — 1.7%
Nordstrom, Inc.(a)	239,600	9,116,780
Target Corp.	169,900	11,862,418

		20,979,198

Oil, Gas & Consumable Fuels — 11.1%
Hess Corp.	736,500	44,263,650
Marathon Oil Corp.	2,785,200	41,805,852
Murphy Oil Corp.(a)	713,400	22,650,450
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	514,093	28,388,215

		137,108,167

Pharmaceuticals — 4.7%
GlaxoSmithKline PLC (United Kingdom), ADR	577,300	25,020,182
Sanofi (France), ADR	781,800	32,718,330

		57,738,512

Professional Services — 0.3%
ManpowerGroup, Inc.	64,800	4,169,232

Software — 7.6%
Microsoft Corp.	991,650	50,742,731
Oracle Corp.	1,059,300	43,357,149

		94,099,880

Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.	399,500	17,266,390

Technology Hardware, Storage & Peripherals — 2.8%
Hewlett Packard Enterprise Co.	1,452,000	26,528,040
HP, Inc.	631,100	7,920,305

		34,448,345

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC (United Kingdom), ADR	980,845	30,298,302

TOTAL LONG-TERM INVESTMENTS (cost $1,247,710,797)		1,226,937,791

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 4.2%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $52,028,802; includes $47,044,341 of cash collateral for securities on loan)(b)(w) (Note 4)	52,028,802	$52,028,802

TOTAL INVESTMENTS — 103.5% (cost $1,299,739,599)		1,278,966,593
Liabilities in excess of other assets — (3.5)%		(43,635,273)

NET ASSETS — 100.0%		$1,235,331,320

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,647,107; cash collateral of $47,044,341 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,400,740	$—	$—
Auto Components	28,822,112	—	—
Automobiles	49,849,562	—	—
Banks	179,574,600	—	—
Capital Markets	38,607,246	—	—
Communications Equipment	22,623,744	—	—
Consumer Finance	27,811,029	—	—
Containers & Packaging	24,330,358	—	—
Electric Utilities	13,169,280	—	—
Electronic Equipment, Instruments & Components	50,051,072	—	—
Food & Staples Retailing	15,889,152	—	—
Health Care Equipment & Supplies	26,251,971	—	—
Health Care Providers & Services	36,631,092	—	—
Independent Power & Renewable Electricity Producers	45,537,905	—	—
Industrial Conglomerates	18,586,086	—	—
Insurance	92,204,349	—	—
Machinery	87,156,675	—	—
Media	55,332,792	—	—
Multiline Retail	20,979,198	—	—
Oil, Gas & Consumable Fuels	137,108,167	—	—
Pharmaceuticals	57,738,512	—	—
Professional Services	4,169,232	—	—
Software	94,099,880	—	—
Specialty Retail	17,266,390	—	—
Technology Hardware, Storage & Peripherals	34,448,345	—	—
Wireless Telecommunication Services	30,298,302	—	—
Affiliated Mutual Fund	52,028,802	—	—

Total	$1,278,966,593	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	14.5%
Oil, Gas & Consumable Fuels	11.1
Software	7.6
Insurance	7.5
Machinery	7.1
Pharmaceuticals	4.7
Media	4.5
Affiliated Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	4.2
Electronic Equipment, Instruments & Components	4.0
Automobiles	4.0
Independent Power & Renewable Electricity Producers	3.7
Capital Markets	3.1
Health Care Providers & Services	3.0

Technology Hardware, Storage & Peripherals	2.8%
Wireless Telecommunication Services	2.5
Auto Components	2.3
Consumer Finance	2.2
Health Care Equipment & Supplies	2.1
Containers & Packaging	2.0
Communications Equipment	1.8
Multiline Retail	1.7
Industrial Conglomerates	1.5
Aerospace & Defense	1.5
Specialty Retail	1.4
Food & Staples Retailing	1.3
Electric Utilities	1.1
Professional Services	0.3

103.5
Liabilities in excess of other assets	(3.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $46,647,107:
Unaffiliated investments (cost $1,247,710,797)	$1,226,937,791
Affiliated investments (cost $52,028,802)	52,028,802
Dividends and interest receivable	2,463,631
Receivable for fund share sold	1,444,974
Tax reclaim receivable	1,328,208
Prepaid expenses	1,694

Total Assets	1,284,205,100

LIABILITIES:
Payable to broker for collateral for securities on loan	47,044,341
Payable for fund share repurchased	1,426,173
Advisory fees payable	297,294
Accrued expenses and other liabilities	72,349
Distribution fee payable	32,949
Affiliated transfer agent fee payable	342
Deferred trustees’ fees	332

Total Liabilities	48,873,780

NET ASSETS	$1,235,331,320

Net assets were comprised of:
Paid-in capital	$986,247,918
Retained earnings	249,083,402

Net assets, June 30, 2016	$1,235,331,320

Net asset value and redemption price per share, $1,235,331,320 / 57,996,747 outstanding shares of beneficial interest	$21.30

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $493,824 foreign withholding tax)	$16,560,512
Affiliated income from securities lending, net	207,048
Affiliated dividend income	72,683

16,840,243

EXPENSES
Advisory fees	3,425,425
Distribution fee	1,515,090
Custodian and accounting fees	90,000
Audit fee	13,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	2,236
Shareholders’ reports	2,000
Miscellaneous	13,316

Total expenses	5,092,067

NET INVESTMENT INCOME (LOSS)	11,748,176

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(41,414,366)
Foreign currency transactions	(3,501)

(41,417,867)

Net change in unrealized appreciation (depreciation) on:
Investments	13,702,562
Foreign currencies	10,877

13,713,439

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(27,704,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,956,252)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,748,176	$22,630,834
Net realized gain (loss) on investment and foreign currency transactions	(41,417,867)	162,771,113
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,713,439	(298,098,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,956,252)	(112,696,847)

FUND SHARE TRANSACTIONS:
Fund share sold [10,145,216 and 19,864,188 shares, respectively]	210,818,425	429,128,367
Fund share repurchased [23,668,316 and 10,440,915 shares, respectively]	(451,182,292)	(229,737,887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(240,363,867)	199,390,480

CAPITAL CONTRIBUTIONS (NOTE 4)	2,204,516	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(254,115,603)	86,693,633
NET ASSETS:
Beginning of period	1,489,446,923	1,402,753,290

End of period	$1,235,331,320	$1,489,446,923

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 94.3%	Shares	Value (Note 2)
Argentina — 0.7%
MercadoLibre, Inc.	104,080	$14,640,934

Australia — 1.7%
Atlassian Corp. PLC (Class A Stock)*(a)	467,399	12,105,634
Brambles Ltd.	333,194	3,110,834
Insurance Australia Group Ltd.	2,245,615	9,250,305
Macquarie Group Ltd.	180,824	9,412,712

		33,879,485

Austria — 0.3%
Andritz AG	148,635	7,047,873

Belgium — 0.1%
Colruyt SA	52,975	2,931,541

Canada — 2.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	434,721	18,668,153
Brookfield Asset Management, Inc. (Class A Stock)	442,360	14,628,845
Home Capital Group, Inc.(a)	223,100	5,529,364
Peyto Exploration & Development Corp.	117,200	3,146,016
Suncor Energy, Inc.	395,546	10,972,846

		52,945,224

China — 8.0%
Alibaba Group Holding Ltd., ADR*(a)	470,910	37,451,472
Baidu, Inc., ADR*	114,480	18,906,372
China Overseas Land & Investment Ltd.	3,654,000	11,648,410
Ctrip.com International Ltd., ADR*	283,373	11,674,968
NetEase, Inc., ADR	62,318	12,041,084
Tencent Holdings Ltd.	3,090,487	70,894,763

		162,617,069

Denmark — 1.8%
Jyske Bank A/S	80,640	3,061,269
Novo Nordisk A/S (Class B Stock)	608,197	32,753,171
Vestas Wind Systems A/S	22,800	1,549,704

		37,364,144

Finland — 0.9%
Kone OYJ (Class B Stock)	178,924	8,257,440
Sampo OYJ (Class A Stock)	232,427	9,505,449

		17,762,889

France — 10.0%
Air Liquide SA	55,300	5,761,270
Arkema SA	87,098	6,658,910
BNP Paribas SA	148,345	6,505,776
Capgemini SA	173,301	14,954,695
Dassault Systemes	505,014	38,076,197
Elior Participations SCA	218,850	4,748,880
Euler Hermes Group	22,000	1,827,045
JCDecaux SA	406,997	13,722,713
Pernod Ricard SA	73,735	8,163,707
Publicis Groupe SA	87,149	5,830,506
Safran SA	127,874	8,611,303
Sanofi	66,660	5,538,319
Schneider Electric SE	110,095	6,423,047
Sodexo SA	61,270	6,563,848
SPIE SA	330,950	5,882,918
TOTAL SA(a)	415,584	19,929,843

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Valeo SA	780,756	$34,661,095
Vinci SA	153,145	10,807,009

		204,667,081

Germany — 5.5%
Adidas AG	237,289	34,062,804
Bayer AG	57,115	5,736,364
Brenntag AG	116,005	5,619,534
Continental AG	71,983	13,621,165
Deutsche Boerse AG	77,555	6,371,540
Fresenius SE & Co. KGaA	289,868	21,298,876
GEA Group AG	99,655	4,703,871
KUKA AG	40,842	4,844,340
Rational AG	8,724	4,037,393
SAP SE, ADR	154,200	11,568,084

		111,863,971

Hong Kong — 1.3%
AIA Group Ltd.	2,245,836	13,505,840
Techtronic Industries Co. Ltd.	3,150,040	13,154,565

		26,660,405

India — 1.9%
HDFC Bank Ltd., ADR	184,253	12,225,186
Hero MotoCorp Ltd.	224,593	10,607,147
Housing Development Finance Corp. Ltd.	396,906	7,394,575
Tata Motors Ltd.*	1,402,407	9,600,579

		39,827,487

Indonesia — 1.1%
Astra International Tbk PT	28,708,003	16,184,476
PT Tower Bersama Infrastructure Tbk	6,691,345	3,354,269
PT Tower Bersama Infrastructure Tbk, 144A(g)	6,982,898	3,500,420

		23,039,165

Ireland — 1.8%
AerCap Holdings NV*	147,400	4,951,166
Experian PLC	665,233	12,620,909
Paddy Power Betfair PLC	74,443	7,823,723
Ryanair Holdings PLC, ADR	165,946	11,539,885

		36,935,683

Israel — 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	4,249,550	8,418,057
Check Point Software Technologies Ltd.*(a)	185,200	14,756,736
Teva Pharmaceutical Industries Ltd., ADR	286,858	14,408,877

		37,583,670

Italy — 1.7%
Anima Holding SpA	900,570	4,245,795
Anima Holding SpA, 144A(g)	204,776	965,430
Azimut Holding SpA	349,020	5,694,589
Brembo SpA	269,946	14,870,217
Luxottica Group SpA	184,618	8,997,885

		34,773,916

Japan — 13.8%
Daikin Industries Ltd.	229,191	19,262,307
Fuji Heavy Industries Ltd.	239,367	8,227,855
Kansai Paint Co. Ltd.	487,200	9,836,410

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kao Corp.	209,100	$12,178,435
Keyence Corp.	36,568	24,951,391
Makita Corp.	141,200	9,375,267
Miraca Holdings, Inc.	142,300	6,171,279
Murata Manufacturing Co. Ltd.	64,800	7,265,029
Nabtesco Corp.	144,900	3,457,337
Nippon Prologis REIT, Inc., REIT	3,347	8,176,638
Nitori Holdings Co. Ltd.	83,200	10,090,835
Ono Pharmaceutical Co. Ltd.	683,216	29,761,622
ORIX Corp.	790,790	10,233,191
Pigeon Corp.	489,881	14,644,730
Santen Pharmaceutical Co. Ltd.	565,400	8,886,497
Shimano, Inc.	52,500	8,027,122
Shionogi & Co. Ltd.	577,722	31,581,791
SMC Corp.	61,700	15,179,814
Sundrug Co. Ltd.	128,300	12,046,728
Sysmex Corp.	346,799	23,880,050
Toyota Motor Corp.	200,000	9,859,708

		283,094,036

Jordan — 0.6%
Hikma Pharmaceuticals PLC	385,900	12,708,137

Mexico — 1.1%
Alsea SAB de CV	2,348,616	8,940,967
Alsea SAB de CV, 144A(g)	655,805	2,496,590
Wal-Mart de Mexico SAB de CV	4,548,500	10,941,747

		22,379,304

Netherlands — 3.4%
Akzo Nobel NV	130,481	8,105,620
ASML Holding NV	268,546	26,435,306
Koninklijke Ahold NV	323,692	7,147,983
NXP Semiconductors NV*	240,076	18,807,554
Royal Dutch Shell PLC (Class A Stock)	355,494	9,751,393

		70,247,856

Singapore — 1.2%
Broadcom Ltd.	152,692	23,728,337

South Africa — 0.6%
Bid Corp. Ltd.*	300,194	5,625,580
Bidvest Group Ltd. (The)	297,003	2,801,941
Discovery Ltd.	380,874	3,181,686

		11,609,207

South Korea — 1.6%
Amorepacific Corp.	59,185	22,312,120
Samsung Electronics Co. Ltd.	7,919	9,861,937

		32,174,057

Spain — 4.3%
Amadeus IT Holding SA (Class A Stock)	686,413	30,242,629
Banco Bilbao Vizcaya Argentaria SA	720,319	4,127,052
Industria de Diseno Textil SA	1,584,582	53,232,614

		87,602,295

Sweden — 2.7%
Assa Abloy AB (Class B Stock)	1,035,973	21,312,899
Atlas Copco AB (Class A Stock)	306,212	7,952,983
Hexagon AB (Class B Stock)	543,791	19,900,554

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Nordea Bank AB	655,955	$5,564,891

		54,731,327

Switzerland — 7.8%
Actelion Ltd.*	97,077	16,347,534
Cie Financiere Richemont SA	71,885	4,207,767
Geberit AG	17,876	6,770,757
Givaudan SA	12,238	24,641,512
Julius Baer Group Ltd.*	152,150	6,123,782
Novartis AG	131,940	10,890,137
Partners Group Holding AG	51,147	21,919,840
Roche Holding AG	54,745	14,446,101
SGS SA	9,562	21,904,163
Sonova Holding AG	49,680	6,593,788
TE Connectivity Ltd.	121,000	6,910,310
UBS Group AG	498,885	6,473,329
Wolseley PLC	217,231	11,249,066

		158,478,086

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,412,000	17,195,447

United Kingdom — 11.0%
ARM Holdings PLC	280,791	4,265,160
ASOS PLC*	291,153	15,553,223
Barclays PLC	3,073,607	5,716,589
Bunzl PLC	362,994	11,168,851
Compass Group PLC	1,298,840	24,711,065
DCC PLC	86,980	7,654,246
Howden Joinery Group PLC	1,130,210	5,804,861
IG Group Holdings PLC	652,934	7,070,187
Johnson Matthey PLC	253,641	9,513,419
Lloyds Banking Group PLC	12,410,529	8,988,873
Micro Focus International PLC	281,603	6,075,350
Prudential PLC	457,640	7,765,690
Reckitt Benckiser Group PLC	124,476	12,481,478
RELX PLC	1,333,443	24,554,711
SABMiller PLC	113,755	6,634,125
Spectris PLC	243,620	5,930,151
St. James’s Place PLC	2,074,342	21,875,664
TalkTalk Telecom Group PLC	2,238,120	6,531,090
Travis Perkins PLC	344,069	6,788,499
Worldpay Group PLC, 144A*	4,069,745	14,812,719
WPP PLC	518,059	10,797,133

		224,693,084

United States — 4.2%
Allergan PLC*	88,521	20,456,318
AON PLC	109,700	11,982,531
lululemon Athletica, Inc.*(a)	188,608	13,930,587
Nielsen Holdings PLC	185,700	9,650,829
Samsonite International SA	2,096,000	5,795,130
Shire PLC	389,315	24,053,289

		85,868,684

TOTAL COMMON STOCKS (cost $1,791,888,092)		1,929,050,394

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PARTICIPATORY NOTES† — 1.2%	Units	Value (Note 2)
India
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	2,153,418	$11,007,138
Maruti Suzuki India Ltd., Private Placement, expiring 07/29/16, 144A(g)	209,453	12,991,951

TOTAL PARTICIPATORY NOTES (cost $30,294,586)		23,999,089

	Shares
PREFERRED STOCK — 0.5%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $8,380,058)	82,130	10,037,196

TOTAL LONG-TERM INVESTMENTS (cost $1,830,562,736)		1,963,086,679

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUND — 4.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $86,282,624; includes $42,765,647 of cash collateral received for securities on loan)(b)(w) (Note 4)	86,282,624	86,282,624

	Shares	Value (Note 2)
UNAFFILIATED FUND — 0.8%
Goldman Sachs Financial Square Fund — Money Market Fund (cost $16,338,046)	16,338,046	$16,338,046

TOTAL SHORT-TERM INVESTMENTS (cost $102,620,670)		102,620,670

TOTAL INVESTMENTS — 101.0% (cost $1,933,183,406)		2,065,707,349
Liabilities in excess of other assets — (1.0)%		(21,022,420)

NET ASSETS — 100.0%		$2,044,684,929

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

†	Participatory notes represented 1.2% of net assets, of which the Portfolio attributed 0.6% to Goldman Sachs & Co. and 0.6% to Credit Suisse First Boston Corp. as counterparties to the securities.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,431,190; cash collateral of $42,765,647 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$14,640,934	$—	$—
Australia	12,105,634	21,773,851	—
Austria	—	7,047,873	—
Belgium	—	2,931,541	—
Canada	52,945,224	—	—
China	80,073,896	82,543,173	—
Denmark	—	37,364,144	—
Finland	—	17,762,889	—
France	—	204,667,081	—
Germany	11,568,084	100,295,887	—
Hong Kong	—	26,660,405	—
India	12,225,186	27,602,301	—
Indonesia	—	23,039,165	—
Ireland	16,491,051	20,444,632	—
Israel	29,165,613	8,418,057	—
Italy	—	34,773,916	—
Japan	—	283,094,036	—
Jordan	—	12,708,137	—
Mexico	19,882,714	2,496,590	—
Netherlands	18,807,554	51,440,302	—
Singapore	23,728,337	—	—
South Africa	5,625,580	5,983,627	—
South Korea	—	32,174,057	—
Spain	—	87,602,295	—
Sweden	—	54,731,327	—
Switzerland	6,910,310	151,567,776	—
Taiwan	—	17,195,447	—
United Kingdom	6,531,090	218,161,994	—
United States	85,868,684	—	—
Participatory Notes
India	—	23,999,089	—
Preferred Stock
Germany	—	10,037,196	—
Affiliated Mutual Fund	86,282,624	—	—
Unaffiliated Fund	16,338,046	—	—

Total	$499,190,561	$1,566,516,788	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$3,710,949	L1 to L2	Official Close to Model Price
Common Stocks	$25,953,374	L2 to L1	Model Price to Official Close

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Pharmaceuticals	9.1%
Internet Software & Services	7.5
Semiconductors & Semiconductor Equipment	4.4
Affiliated Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	4.2
Software	4.0
Insurance	3.9
Textiles, Apparel & Luxury Goods	3.3
Electronic Equipment, Instruments & Components	3.2
Machinery	3.2
Chemicals	3.2
Specialty Retail	3.1
Auto Components	3.1
IT Services	2.9
Food & Staples Retailing	2.8
Media	2.7
Capital Markets	2.7
Automobiles	2.7
Hotels, Restaurants & Leisure	2.5
Building Products	2.3
Banks	2.3
Trading Companies & Distributors	2.2
Professional Services	2.2
Oil, Gas & Consumable Fuels	2.1

Biotechnology	2.0%
Household Products	1.8
Personal Products	1.7
Wireless Telecommunication Services	1.5
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	1.3
Internet & Catalog Retail	1.3
Real Estate Management & Development	1.3
Diversified Financial Services	1.2
Construction & Engineering	0.8
Unaffiliated Fund	0.8
Diversified Telecommunication Services	0.7
Beverages	0.7
Household Durables	0.6
Thrifts & Mortgage Finance	0.6
Airlines	0.6
Industrial Conglomerates	0.5
Technology Hardware, Storage & Peripherals	0.5
Aerospace & Defense	0.4
Real Estate Investment Trusts (REITs)	0.4
Leisure Products	0.4
Electrical Equipment	0.4
Commercial Services & Supplies	0.4

101.0
Liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $42,431,190:
Unaffiliated investments (cost $1,846,900,782)	$1,979,424,725
Affiliated investments (cost $86,282,624)	86,282,624
Cash	43,593
Foreign currency, at value (cost $932,544)	929,790
Receivable for investments sold	36,074,289
Tax reclaim receivable	11,512,498
Receivable for fund share sold	5,075,815
Dividends receivable	1,695,155
Receivable from affiliate	20,242
Prepaid expenses	2,725

Total Assets	2,121,061,456

LIABILITIES:
Payable to broker for collateral for securities on loan	42,765,647
Payable for investments purchased.	31,951,148
Payable for fund share repurchased	759,350
Advisory fees payable	630,304
Accrued expenses and other liabilities	214,531
Distribution fee payable	55,205
Affiliated transfer agent fee payable	342

Total Liabilities	76,376,527

NET ASSETS	$2,044,684,929

Net assets were comprised of:
Paid-in capital	$1,733,510,567
Retained earnings	311,174,362

Net assets, June 30, 2016	$2,044,684,929

Net asset value and redemption price per share, $2,044,684,929 / 154,118,064 outstanding shares of beneficial interest.	$13.27

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,113,036, of which $261,528 is reimbursable by an affiliate)	$26,056,878
Affiliated income from securities lending, net	1,100,221
Affiliated dividend income	106,967

27,264,066

EXPENSES
Advisory fees.	8,185,900
Distribution fee	2,526,113
Custodian and accounting fees	355,000
Insurance expenses	16,000
Trustees’ fees	15,000
Audit fee	13,000
Legal fees and expenses	8,000
Loan interest expense	4,453
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	34,649

Total expenses	11,164,115
Less: advisory fee waivers and/or expense reimbursement	(131,358)

Net expenses	11,032,757

NET INVESTMENT INCOME (LOSS)	16,231,309

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(68,602,694)
Foreign currency transactions	(773,040)

(69,375,734)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $15,014)	(39,182,891)
Foreign currencies	129,844

(39,053,047)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(108,428,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,197,472)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$16,231,309	$15,476,228
Net realized gain (loss) on investment and foreign currency transactions	(69,375,734)	168,483,228
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(39,053,047)	(101,471,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(92,197,472)	82,488,441

FUND SHARE TRANSACTIONS:
Fund share sold [12,964,311 and 12,378,100 shares, respectively]	167,442,132	171,436,755
Fund share repurchased [20,421,341 and 54,852,219 shares, respectively]	(257,901,409)	(751,785,210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(90,459,277)	(580,348,455)

CAPITAL CONTRIBUTIONS (NOTE 4)	3,507,202	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(179,149,547)	(497,860,014)
NET ASSETS:
Beginning of period	2,223,834,476	2,721,694,490

End of period	$2,044,684,929	$2,223,834,476

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 95.9%	Shares	Value (Note 2)
Australia — 4.6%
AGL Energy Ltd.	328,500	$4,770,849
Ausdrill Ltd.*	793,540	429,526
Australia & New Zealand Banking Group Ltd.	352,900	6,429,865
Bendigo & Adelaide Bank Ltd.	547,900	3,967,066
BHP Billiton PLC	967,961	12,251,485
Bradken Ltd.*	556,400	419,255
Caltex Australia Ltd.	518,624	12,504,023
Challenger Ltd.	843,400	5,510,138
CSR Ltd.	865,780	2,380,167
Downer EDI Ltd.	1,505,900	4,324,687
Harvey Norman Holdings Ltd.	951,900	3,312,224
Kingsgate Consolidated Ltd.*^	898,989	206,169
LendLease Group	707,400	6,719,719
Metcash Ltd.*	2,725,199	3,905,932
Mineral Resources Ltd.	497,700	3,133,492
Mount Gibson Iron Ltd.*(a)	2,634,500	513,653
Myer Holdings Ltd.	1,907,200	1,609,552
National Australia Bank Ltd.	269,136	5,167,264
Primary Health Care Ltd.	891,240	2,654,526
Qantas Airways Ltd.*	1,938,002	4,105,318
Seven Group Holdings Ltd.	354,500	1,604,880

		85,919,790

Austria — 0.6%
OMV AG	223,900	6,294,012
voestalpine AG	144,800	4,873,302

		11,167,314

Belgium — 2.7%
AGFA-Gevaert NV*(g)	708,900	2,301,308
Anheuser-Busch InBev NV	198,805	26,289,377
bpost SA	11,100	284,147
Delhaize Group	139,900	14,778,309
KBC Group NV*	134,575	6,618,549

		50,271,690

Brazil — 0.5%
BB Seguridade Participacoes SA	972,000	8,445,201

Canada — 1.6%
MacDonald, Dettwiler & Associates Ltd.	102,652	6,695,680
National Bank of Canada	298,200	10,199,666
Suncor Energy, Inc.	469,160	13,014,973

		29,910,319

China
Shougang Fushan Resources Group Ltd.	5,422,000	970,723

Denmark — 1.2%
AP Moeller-Maersk A/S (Class B Stock)	2,700	3,526,618
Carlsberg A/S (Class B Stock)	97,477	9,300,085
Danske Bank A/S	261,200	6,874,883
DFDS A/S	34,379	1,509,038
TDC A/S	261,403	1,280,998

		22,491,622

Finland — 1.3%
Sampo OYJ (Class A Stock)	316,137	12,928,894
Tieto OYJ	122,700	3,360,448

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland (continued)
UPM-Kymmene OYJ	401,400	$7,374,058

		23,663,400

France — 8.6%
Arkema SA	38,800	2,966,379
Atos SE	23,200	1,912,824
AXA SA	265,900	5,257,561
BNP Paribas SA	105,500	4,626,778
Capgemini SA	174,036	15,018,121
Cie Generale des Etablissements Michelin	76,400	7,200,014
CNP Assurances	312,500	4,610,569
Credit Agricole SA	466,400	3,921,011
Electricite de France SA	674,800	8,182,136
Engie SA	186,300	2,991,369
Iliad SA	30,600	6,177,071
Orange SA	392,800	6,387,155
Renault SA	73,200	5,526,443
Sanofi	246,300	20,463,364
SCOR SE	178,700	5,283,296
Societe Generale SA	136,000	4,254,902
Thales SA	42,070	3,493,687
TOTAL SA	409,890	19,656,780
Valeo SA	391,407	17,376,229
Vinci SA	207,450	14,639,159

		159,944,848

Germany — 6.1%
Allianz SE	61,200	8,730,674
Aurubis AG	46,100	2,096,303
BASF SE	125,600	9,630,892
Bayer AG	120,900	12,142,632
Bayerische Motoren Werke AG	81,100	5,902,087
Daimler AG	195,900	11,722,381
Deutsche Bank AG*	318,300	4,399,917
Deutsche Lufthansa AG	362,100	4,257,416
E.ON SE	337,900	3,411,054
GEA Group AG	122,949	5,803,385
METRO AG	185,000	5,689,905
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	47,300	7,932,009
Rheinmetall AG	103,400	6,150,130
Siemens AG	61,300	6,290,707
Stada Arzneimittel AG	116,600	6,043,074
Volkswagen AG	61,900	8,205,668
Wincor Nixdorf AG*(g)	87,500	4,675,535

		113,083,769

Hong Kong — 2.4%
Cheung Kong Property Holdings Ltd.	288,000	1,814,588
China Resources Cement Holdings Ltd.	9,974,400	3,215,616
Dah Sing Financial Holdings Ltd.	484,312	2,993,037
Huabao International Holdings Ltd.*	6,305,000	2,251,375
Kingboard Chemical Holdings Ltd.	1,618,800	3,227,139
Lee & Man Paper Manufacturing Ltd.	5,815,500	4,344,617
PCCW Ltd.	5,205,000	3,497,502
Skyworth Digital Holdings Ltd.	7,664,000	6,323,889
Tongda Group Holdings Ltd.(g)	19,670,000	3,864,469
WH Group Ltd.	3,944,000	3,123,629
Yue Yuen Industrial Holdings Ltd.(g)	2,331,500	9,240,482

		43,896,343

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland — 1.3%
C&C Group PLC	1,057,000	$4,145,655
James Hardie Industries PLC, CDI	534,098	8,271,786
Ryanair Holdings PLC, ADR	87,487	6,083,846
Smurfit Kappa Group PLC	266,000	5,856,910

		24,358,197

Israel — 2.0%
Bank Hapoalim BM	837,200	4,217,720
Elbit Systems Ltd., (NASDAQ GS)	400	36,380
Elbit Systems Ltd., (TASE)	48,500	4,391,976
Teva Pharmaceutical Industries Ltd.	169,300	8,568,313
Teva Pharmaceutical Industries Ltd., ADR	384,002	19,288,420

		36,502,809

Italy — 1.5%
Astaldi SpA	214,334	868,291
Azimut Holding SpA	351,832	5,740,470
Danieli & C Officine Meccaniche SpA(g)	128,200	2,284,963
Enel SpA	2,315,500	10,279,587
Mediaset SpA	2,060,444	7,205,513
Mediobanca SpA	310,000	1,786,165

		28,164,989

Japan — 22.4%
ABC-Mart, Inc.	137,300	9,214,445
Anritsu Corp.	449,600	2,594,477
Aoyama Trading Co. Ltd.	56,000	2,065,079
Aozora Bank Ltd.	983,000	3,410,015
Asahi Kasei Corp.	445,000	3,096,771
Astellas Pharma, Inc.	355,300	5,571,936
Calsonic Kansei Corp.	809,000	6,148,184
Central Glass Co. Ltd.	402,000	1,728,315
Concordia Financial Group Ltd.*	915,000	3,533,646
Daihatsu Motor Co. Ltd.	259,900	3,385,463
Daiwa House Industry Co. Ltd.	795,800	23,370,264
Don Quijote Holdings Co. Ltd.	471,300	17,514,795
Enplas Corp.(g)	99,900	2,633,677
Fuji Electric Co. Ltd.	1,261,000	5,250,216
Fuji Oil Holdings, Inc.	274,600	5,119,646
Fujikura Ltd.	1,150,000	5,311,551
Fuyo General Lease Co. Ltd.	82,800	3,364,113
Heiwa Corp.	295,600	5,995,690
Isuzu Motors Ltd.	1,373,500	16,917,375
Japan Airlines Co. Ltd.	205,800	6,621,124
Japan Tobacco, Inc.	306,500	12,352,625
Kaneka Corp.	422,000	2,815,693
KDDI Corp.	853,100	25,942,546
Keihin Corp.	279,200	4,308,016
Keiyo Bank Ltd. (The)(g)	811,000	3,044,808
KYORIN Holdings, Inc.	172,200	3,376,655
Kyowa Exeo Corp.	455,100	5,693,642
Makita Corp.	166,900	11,081,672
Marubeni Corp.	1,007,200	4,550,262
Miraca Holdings, Inc.	3,100	134,441
Mitsubishi Corp.	313,900	5,526,942
Mitsubishi Gas Chemical Co., Inc.	975,000	5,086,492
Mitsubishi UFJ Financial Group, Inc.	1,645,700	7,377,432
Mizuho Financial Group, Inc.	4,359,500	6,273,577
Nichi-iko Pharmaceutical Co. Ltd.	119,500	2,441,960
Nippon Telegraph & Telephone Corp.	314,100	14,729,693

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Nishi-Nippon City Bank Ltd. (The)	1,487,000	$2,612,447
Nissan Motor Co. Ltd.	1,242,100	11,084,897
Nisshinbo Holdings, Inc.	268,700	2,434,510
NTT DoCoMo, Inc.	222,700	6,005,896
Paramount Bed Holdings Co. Ltd.	4,800	243,647
Resona Holdings, Inc.	1,895,200	6,926,790
Ricoh Co. Ltd.	632,600	5,483,684
Sankyu, Inc.	857,000	4,600,177
Sawai Pharmaceutical Co. Ltd.	30,800	2,387,584
Seino Holdings Co. Ltd.	376,000	3,446,912
Seven & i Holdings Co. Ltd.	324,000	13,584,709
Shimachu Co. Ltd.	219,300	4,777,794
Shinko Electric Industries Co. Ltd.	290,200	1,421,422
Ship Healthcare Holdings, Inc.	168,200	5,235,039
Shizuoka Gas Co. Ltd.(g)	383,800	2,704,429
SKY Perfect JSAT Holdings, Inc.	1,083,400	5,011,376
SoftBank Group Corp.	222,600	12,588,492
Sony Corp.	461,300	13,590,810
Sumitomo Corp.	536,500	5,407,867
Sumitomo Mitsui Financial Group, Inc.	687,700	19,857,379
Sumitomo Osaka Cement Co. Ltd.	939,100	4,029,709
Toagosei Co. Ltd.(g)	665,500	6,139,680
Toho Holdings Co. Ltd.	183,700	4,426,649
Tokai Rika Co. Ltd.	15,800	233,388
Towa Pharmaceutical Co. Ltd.	50,900	2,657,860
Toyoda Gosei Co. Ltd.	230,700	4,108,614
Tsubakimoto Chain Co.	372,000	2,299,353
Tsumura & Co.	125,700	3,409,449
Ube Industries Ltd.	2,148,000	3,555,042
United Arrows Ltd.	170,800	4,973,512
Yokohama Rubber Co. Ltd. (The)	347,850	4,362,738

		417,185,093

Liechtenstein
VP Bank AG	1,934	177,245

Luxembourg — 0.3%
RTL Group SA	68,873	5,624,809

Netherlands — 4.7%
Aegon NV	740,800	2,935,303
ING Groep NV, CVA	401,600	4,154,936
Koninklijke Ahold NV	443,800	9,800,288
Koninklijke KPN NV*	2,111,291	7,525,598
NN Group NV	152,200	4,189,844
Royal Dutch Shell PLC (Class A Stock)	768,688	21,112,249
Royal Dutch Shell PLC (Class B Stock)	719,100	19,867,814
TKH Group NV	68,100	2,291,887
Wolters Kluwer NV	377,757	15,295,910

		87,173,829

New Zealand — 0.6%
Air New Zealand Ltd.(g)	3,321,700	4,978,345
Fletcher Building Ltd.	555,800	3,418,751
SKY Network Television Ltd.	827,900	2,825,394

		11,222,490

Norway — 1.5%
DNB ASA	371,700	4,449,173
Fred Olsen Energy ASA*	86,880	263,728
Marine Harvest ASA*	241,900	4,080,190
Statoil ASA	211,500	3,654,394

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Norway (continued)
Telenor ASA	682,709	$11,300,897
Yara International ASA	146,000	4,637,956

		28,386,338

Philippines — 0.2%
Alliance Global Group, Inc.	11,645,000	3,673,761

Portugal — 0.2%
EDP – Energias de Portugal SA	928,000	2,841,151

Singapore — 0.6%
DBS Group Holdings Ltd.	568,500	6,703,140
Hong Leong Asia Ltd.(g)	1,721,000	954,702
Wilmar International Ltd.	1,681,900	4,094,255

		11,752,097

South Africa — 0.3%
Mondi PLC	337,300	6,315,122

Spain — 2.0%
Banco Santander SA	569,400	2,209,668
Distribuidora Internacional de Alimentacion SA	700,400	4,088,178
Gas Natural SDG SA	326,300	6,486,099
Iberdrola SA	1,196,800	8,164,087
Red Electrica Corp. SA	95,410	8,525,278
Repsol SA	481,300	6,169,753
Tecnicas Reunidas SA	51,200	1,534,569

		37,177,632

Sweden — 3.0%
Assa Abloy AB (Class B Stock)	791,961	16,292,881
Boliden AB	219,800	4,295,793
Nordea Bank AB	619,500	5,255,619
Securitas AB (Class B Stock)	239,100	3,691,183
Swedbank AB (Class A Stock)	665,952	13,987,047
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,007,200	7,737,870
Telia Co. AB	1,086,600	5,145,570

		56,405,963

Switzerland — 6.9%
Aryzta AG*	105,906	3,913,849
Baloise Holding AG	75,000	8,353,527
Bucher Industries AG	16,700	3,909,541
Cembra Money Bank AG*	55,700	3,895,730
Credit Suisse Group AG*	663,400	7,066,815
Georg Fischer AG	7,642	6,109,080
Helvetia Holding AG	12,000	6,242,982
Novartis AG	392,513	32,397,455
Swiss Life Holding AG*	40,400	9,336,354
Swiss Re AG	148,000	12,926,382
UBS Group AG	436,700	5,666,442
Wolseley PLC	278,918	14,443,459
Zurich Insurance Group AG*	57,900	14,323,461

		128,585,077

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	594,937	15,605,197

Thailand — 0.2%
Krung Thai Bank PCL	9,346,600	4,335,503

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey — 0.5%
Turkcell Iletisim Hizmetleri A/S*	2,434,191	$8,949,323

United Kingdom — 14.8%
3i Group PLC	751,500	5,513,858
Amec Foster Wheeler PLC	233,800	1,537,266
AstraZeneca PLC	159,500	9,535,519
Aviva PLC	740,400	3,902,882
BAE Systems PLC	1,969,400	13,786,977
Barclays PLC	1,614,300	3,002,430
Barratt Developments PLC	489,800	2,661,599
Beazley PLC	557,700	2,711,404
Bellway PLC	233,370	5,920,057
Berkeley Group Holdings PLC	120,700	4,075,781
Bovis Homes Group PLC	248,000	2,420,149
BP PLC	2,380,200	13,932,613
British American Tobacco PLC	376,683	24,420,120
BT Group PLC	569,400	3,129,779
Carillion PLC	942,300	2,942,679
Centrica PLC	2,374,200	7,179,599
Darty PLC	506,321	1,136,437
Debenhams PLC	3,256,300	2,406,403
Direct Line Insurance Group PLC	1,190,765	5,505,118
easyJet PLC	178,200	2,589,547
GlaxoSmithKline PLC	508,600	10,922,244
Go-Ahead Group PLC(g)	148,200	3,868,030
Home Retail Group PLC	24,370	49,906
Howden Joinery Group PLC	1,122,363	5,764,558
HSBC Holdings PLC	1,580,800	9,793,980
Imperial Brands PLC	63,500	3,443,798
Informa PLC	780,474	7,610,709
Intermediate Capital Group PLC	503,100	3,296,264
International Consolidated Airlines Group SA	433,300	2,149,046
J Sainsbury PLC	4,981,612	15,518,746
Kingfisher PLC	647,841	2,782,546
Lloyds Banking Group PLC	5,140,000	3,722,872
Man Group PLC	2,029,100	3,152,602
Marston’s PLC	1,392,600	2,509,489
Meggitt PLC	899,100	4,887,027
Old Mutual PLC	1,644,600	4,442,855
Premier Foods PLC*	200,276	109,980
Provident Financial PLC	215,779	6,653,333
Prudential PLC	986,402	16,738,248
RELX PLC	792,676	14,596,747
Rexam PLC	808,365	7,054,504
Royal Mail PLC	484,100	3,252,464
Smiths Group PLC	206,990	3,198,676
Tullett Prebon PLC	486,800	1,971,385
Unilever PLC	244,061	11,694,279
Vesuvius PLC(g)	517,100	1,975,883
WM Morrison Supermarkets PLC	2,275,400	5,712,203

		275,182,591

United States — 2.5%
AON PLC	137,565	15,026,225
Boart Longyear Ltd.*(g)	2,407,100	161,570
Shire PLC	355,404	21,958,145

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Signet Jewelers Ltd.	111,284	$9,189,348

		46,335,288

TOTAL COMMON STOCKS (cost $1,947,985,407)		1,785,719,523

	Units
RIGHTS*
Spain
Repsol SA, expiring 07/01/16 (cost $156,653)	481,300	156,499

TOTAL LONG-TERM INVESTMENTS (cost $1,948,142,060)		1,785,876,022

	Shares
SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $39,413,720; includes $263,725 of cash collateral for securities on loan)(b)(w) (Note 4)	39,413,720	39,413,720

TOTAL INVESTMENTS — 98.0% (cost $1,987,555,780)		1,825,289,742
Other assets in excess of liabilities — 2.0%		36,639,799

NET ASSETS — 100.0%		$1,861,929,541

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $206,169 and 0.01% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $209,510; cash collateral of $263,725 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$85,713,621	$206,169
Austria	—	11,167,314	—
Belgium	—	50,271,690	—
Brazil	8,445,201	—	—
Canada	29,910,319	—	—
China	—	970,723	—
Denmark	—	22,491,622	—
Finland	—	23,663,400	—
France	—	159,944,848	—
Germany	4,675,535	108,408,234	—
Hong Kong	—	43,896,343	—
Ireland	6,083,846	18,274,351	—
Israel	19,324,800	17,178,009	—
Italy	—	28,164,989	—
Japan	3,533,646	413,651,447	—
Liechtenstein	—	177,245	—
Luxembourg	—	5,624,809	—
Netherlands	—	87,173,829	—
New Zealand	—	11,222,490	—
Norway	—	28,386,338	—
Philippines	—	3,673,761	—
Portugal	—	2,841,151	—
Singapore	—	11,752,097	—
South Africa	—	6,315,122	—
Spain	—	37,177,632	—
Sweden	—	56,405,963	—
Switzerland	—	128,585,077	—
Taiwan	15,605,197	—	—
Thailand	4,335,503	—	—
Turkey	—	8,949,323	—
United Kingdom	3,217,802	271,964,789	—
United States	46,335,288	—	—
Rights
Spain	156,499	—	—
Affiliated Mutual Fund	39,413,720	—	—

Total	$181,037,356	$1,644,046,217	$206,169

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$17,976,525	L1 to L2	Official Close to Model Price
Common Stocks	$19,999,104	L2 to L1	Model Price to Official Close

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	9.1%
Insurance	8.6
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.2
Food & Staples Retailing	3.9
Automobiles	3.4
Diversified Telecommunication Services	3.2
Media	3.1
Wireless Telecommunication Services	2.9
Auto Components	2.3
Tobacco	2.2
Chemicals	2.2
Specialty Retail	2.1
Beverages	2.1
Affiliated Mutual Fund (0.01% represents investments purchased with collateral from securities on loan)	2.1
Capital Markets	2.1
Electric Utilities	2.0
Household Durables	1.9
Machinery	1.9
Aerospace & Defense	1.8
Real Estate Management & Development	1.7
Trading Companies & Distributors	1.7
Airlines	1.6
Metals & Mining	1.4
Multiline Retail	1.3
Construction & Engineering	1.3
Biotechnology	1.2

Industrial Conglomerates	1.2%
Construction Materials	1.1
Food Products	1.1
IT Services	1.1
Multi-Utilities	1.0
Paper & Forest Products	1.0
Building Products	1.0
Semiconductors & Semiconductor Equipment	0.9
Containers & Packaging	0.7
Electrical Equipment	0.7
Health Care Providers & Services	0.7
Electronic Equipment, Instruments & Components	0.7
Road & Rail	0.6
Personal Products	0.6
Commercial Services & Supplies	0.6
Consumer Finance	0.6
Technology Hardware, Storage & Peripherals	0.5
Textiles, Apparel & Luxury Goods	0.5
Gas Utilities	0.5
Diversified Financial Services	0.5
Communications Equipment	0.4
Leisure Products	0.3
Marine	0.3
Air Freight & Logistics	0.2
Energy Equipment & Services	0.2
Hotels, Restaurants & Leisure	0.1
Health Care Technology	0.1

98.0
Other assets in excess of liabilities	2.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$156,499	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

For the six months ended June 30, 2016, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$3,020

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $209,510:
Unaffiliated investments (cost $1,948,142,060)	$1,785,876,022
Affiliated investments (cost $39,413,720)	39,413,720
Foreign currency, at value (cost $17,927,492)	17,859,260
Tax reclaim receivable	14,871,450
Receivable for investments sold	3,896,157
Dividends receivable	2,123,364
Receivable for fund share sold	1,733,942
Receivable from affiliate	78,790
Prepaid expenses	2,612

Total Assets	1,865,855,317

LIABILITIES:
Payable for investments purchased	1,627,176
Loan payable	1,162,000
Advisory fees payable	608,834
Payable to broker for collateral for securities on loan	263,725
Accrued expenses and other liabilities	213,163
Distribution fee payable	50,379
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	157

Total Liabilities	3,925,776

NET ASSETS	$1,861,929,541

Net assets were comprised of:
Paid-in capital	$1,746,973,751
Retained earnings	114,955,790

Net assets, June 30, 2016	$1,861,929,541

Net asset value and redemption price per share, $1,861,929,541 / 112,904,194 outstanding shares of beneficial interest	$16.49

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $4,725,386, of which $379,825 is reimbursable by an affiliate)	$41,121,928
Affiliated income from securities lending, net	1,019,360
Affiliated dividend income	101,830

42,243,118

EXPENSES
Advisory fees	7,586,175
Distribution fee	2,339,283
Custodian and accounting fees	263,000
Trustees’ fees	15,000
Insurance expenses	15,000
Audit fee	13,000
Loan interest expense	12,221
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	28,795

Total expenses	10,295,474

NET INVESTMENT INCOME (LOSS)	31,947,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(56,053,129)
Foreign currency transactions	225,421

(55,827,708)

Net change in unrealized appreciation (depreciation) on:
Investments	(77,704,253)
Foreign currencies	375,505

(77,328,748)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(133,156,456)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(101,208,812)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$31,947,644	$42,669,100
Net realized gain (loss) on investment and foreign currency transactions	(55,827,708)	43,199,948
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(77,328,748)	(71,851,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(101,208,812)	14,017,796

FUND SHARE TRANSACTIONS:
Fund share sold [8,936,741 and 9,693,696 shares, respectively]	147,129,356	171,433,700
Net asset value of shares issued in merger [0 and 4,812,934 shares, respectively] (Note 9)	—	90,867,679
Fund share repurchased [13,598,999 and 39,281,114 shares, respectively]	(218,141,237)	(683,544,627)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(71,011,881)	(421,243,248)

CAPITAL CONTRIBUTIONS (NOTE 4)	4,996,045	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(167,224,648)	(407,225,452)
NET ASSETS:
Beginning of period	2,029,154,189	2,436,379,641

End of period	$1,861,929,541	$2,029,154,189

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 93.6%	Shares	Value (Note 2)
Australia — 1.1%
BHP Billiton Ltd.	202,359	$2,820,127
BHP Billiton PLC	78,745	996,676

		3,816,803

Belgium — 2.0%
Anheuser-Busch InBev NV	54,809	7,247,778

Canada
Nortel Networks Corp.*^(g)	2,492	1

China — 3.8%
Baidu, Inc., ADR*	21,400	3,534,210
China Overseas Land & Investment Ltd.	880,000	2,805,309
CNOOC Ltd.	3,203,000	3,998,048
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	679,500	3,010,644

		13,348,211

Denmark — 1.3%
Novo Nordisk A/S (Class B Stock)	87,259	4,699,150

France — 10.1%
Accor SA	92,883	3,558,934
AXA SA	211,257	4,177,121
BNP Paribas SA	31,514	1,382,069
Essilor International SA	23,198	3,048,905
Hermes International	1,498	558,424
Imerys SA	35,892	2,290,133
Kering	13,922	2,241,202
LVMH Moet Hennessy Louis Vuitton SE	22,439	3,382,351
Pernod Ricard SA	30,190	3,342,542
Sanofi	64,311	5,343,156
Schneider Electric SE	77,212	4,504,621
Technip SA	40,581	2,196,455

		36,025,913

Germany — 5.8%
Allianz SE	35,331	5,040,252
Bayer AG	44,063	4,425,482
Continental AG	23,175	4,385,348
Fresenius Medical Care AG & Co. KGaA	15,856	1,381,166
SAP SE	70,529	5,297,115

		20,529,363

Hong Kong — 3.5%
Cheung Kong Property Holdings Ltd.	553,500	3,487,411
CK Hutchison Holdings Ltd.	433,500	4,768,700
Hang Lung Properties Ltd.	789,000	1,594,017
Sands China Ltd.	818,800	2,770,749

		12,620,877

India — 1.0%
HDFC Bank Ltd., ADR	54,025	3,584,559

Indonesia — 0.7%
Astra International Tbk PT	4,474,300	2,522,440

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	70,722	3,552,366

Japan — 22.2%
Astellas Pharma, Inc.	277,100	4,345,577
Daikin Industries Ltd.	40,700	3,420,622
FANUC Corp.	23,300	3,790,287

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Honda Motor Co. Ltd.	159,900	$4,011,134
Inpex Corp.	437,700	3,423,077
Japan Tobacco, Inc.	173,800	7,004,523
KDDI Corp.	134,000	4,074,905
Keyence Corp.	7,200	4,912,765
Komatsu Ltd.	145,000	2,518,893
Kubota Corp.	313,800	4,244,247
Makita Corp.	73,000	4,846,987
Mitsui Fudosan Co. Ltd.	157,000	3,603,273
Nidec Corp.	45,200	3,440,761
Nitto Denko Corp.	22,400	1,420,926
Shin-Etsu Chemical Co. Ltd.	59,000	3,456,721
SMC Corp.	19,623	4,827,771
Sumitomo Mitsui Financial Group, Inc.	218,800	6,317,863
Tokyo Electron Ltd.	51,000	4,309,943
Toyota Motor Corp.	103,500	5,102,399

		79,072,674

Macau — 0.6%
Wynn Macau Ltd.	1,409,200	2,042,049

Netherlands — 5.4%
Akzo Nobel NV	72,522	4,505,144
ASML Holding NV	39,448	3,883,208
ING Groep NV, CVA	377,239	3,902,899
Royal Dutch Shell PLC (Class A Stock)	250,106	6,869,237

		19,160,488

South Africa — 1.1%
Naspers Ltd. (Class N Stock)	25,106	3,833,563

South Korea — 2.6%
Hyundai Mobis Co. Ltd.	10,260	2,257,235
Samsung Electronics Co. Ltd., GDR	11,275	6,880,750

		9,137,985

Switzerland — 10.4%
Cie Financiere Richemont SA	56,034	3,279,934
Glencore PLC*	1,067,908	2,201,099
LafargeHolcim Ltd., NYSE*	49,459	2,030,161
LafargeHolcim Ltd., OMXS*	48,359	2,023,221
Novartis AG	101,448	8,373,371
Roche Holding AG	32,970	8,700,118
UBS Group AG	438,696	5,692,341
Zurich Insurance Group AG*	18,782	4,646,343

		36,946,588

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	167,101	4,383,059

United Kingdom — 19.0%
Aggreko PLC	74,428	1,272,951
ARM Holdings PLC	299,734	4,552,900
Barclays PLC	667,069	1,240,679
British American Tobacco PLC	101,781	6,598,398
Burberry Group PLC	240,117	3,735,141
HSBC Holdings PLC	866,591	5,307,280
Imperial Brands PLC	67,283	3,648,962
Lloyds Banking Group PLC	3,192,704	2,312,457
Meggitt PLC	491,500	2,671,532
Persimmon PLC	40,330	782,071
Prudential PLC	399,311	6,775,905

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Rio Tinto Ltd.	73,306	$2,535,701
Rio Tinto PLC	67,526	2,097,810
Standard Chartered PLC	516,877	3,921,553
Travis Perkins PLC	44,236	872,779
Tullow Oil PLC*	178,555	629,744
Unilever PLC	104,211	4,993,311
Vodafone Group PLC	2,700,477	8,233,415
WPP PLC	250,996	5,231,136

		67,413,725

United States — 0.8%
Shire PLC	47,200	2,916,187

TOTAL COMMON STOCKS (cost $342,661,387)		332,853,779

PREFERRED STOCK — 1.3%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $3,509,109)	38,699	4,729,447

TOTAL LONG-TERM INVESTMENTS (cost $346,170,496)		337,583,226

SHORT-TERM INVESTMENT — 1.0%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,746,584)(w)(Note 4)	3,746,584	$3,746,584

TOTAL INVESTMENTS — 95.9% (cost $349,917,080)		341,329,810
Other assets in excess of liabilities — 4.1%		14,435,840

NET ASSETS — 100.0%		$355,765,650

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1 and 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$3,816,803	$—
Belgium	—	7,247,778	—
Canada	—	—	1
China	3,534,210	9,814,001	—
Denmark	—	4,699,150	—
France	—	36,025,913	—
Germany	—	20,529,363	—
Hong Kong	—	12,620,877	—
India	3,584,559	—	—
Indonesia	—	2,522,440	—
Israel	3,552,366	—	—
Japan	—	79,072,674	—
Macau	—	2,042,049	—
Netherlands	—	19,160,488	—
South Africa	—	3,833,563	—
South Korea	6,880,750	2,257,235	—
Switzerland	—	36,946,588	—
Taiwan	4,383,059	—	—
United Kingdom	—	67,413,725	—
United States	2,916,187	—	—
Preferred Stock
Germany	—	4,729,447	—
Affiliated Mutual Fund	3,746,584	—	—

Total	$28,597,715	$312,732,094	$1

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$6,025,729	L1 to L2	Official Close to Model Price

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Pharmaceuticals	11.1%
Banks	7.9
Insurance	6.6
Machinery	5.7
Semiconductors & Semiconductor Equipment	4.8
Tobacco	4.8
Oil, Gas & Consumable Fuels	4.2
Textiles, Apparel & Luxury Goods	3.7
Wireless Telecommunication Services	3.5
Automobiles	3.3
Real Estate Management & Development	3.2
Beverages	3.0
Metals & Mining	3.0
Chemicals	2.6
Media	2.5
Hotels, Restaurants & Leisure	2.4
Electrical Equipment	2.2
Auto Components	1.9
Technology Hardware, Storage & Peripherals	1.9
Construction Materials	1.8
Capital Markets	1.6

Software	1.5%
Electronic Equipment, Instruments & Components	1.4
Personal Products	1.4
Household Products	1.3
Industrial Conglomerates	1.3
Affiliated Mutual Fund	1.0
Building Products	1.0
Internet Software & Services	1.0
Health Care Equipment & Supplies	0.9
Aerospace & Defense	0.8
Biotechnology	0.8
Energy Equipment & Services	0.6
Commercial Services & Supplies	0.4
Health Care Providers & Services	0.4
Household Durables	0.2
Trading Companies & Distributors	0.2

95.9
Other assets in excess of liabilities	4.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $346,170,496)	$337,583,226
Affiliated investments (cost $3,746,584)	3,746,584
Foreign currency, at value (cost $455,509)	455,137
Receivable for investments sold	13,037,438
Tax reclaim receivable	2,754,877
Receivable for fund share sold	1,514,846
Dividends receivable	677,248
Receivable from affiliate	12,931
Prepaid expenses	3,027

Total Assets	359,785,314

LIABILITIES:
Payable for investments purchased	3,838,213
Advisory fees payable	113,854
Accrued expenses and other liabilities	57,274
Distribution fee payable	9,661
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	320

Total Liabilities	4,019,664

NET ASSETS	$355,765,650

Net assets were comprised of:
Paid-in capital	$330,495,446
Retained earnings	25,270,204

Net assets, June 30, 2016	$355,765,650

Net asset value and redemption price per share, $355,765,650 / 15,840,177 outstanding shares of beneficial interest	$22.46

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $726,294, of which $59,984 is reimbursable by an affiliate)	$7,372,292
Affiliated income from securities lending, net	46,615
Affiliated dividend income	20,501

7,439,408

EXPENSES
Advisory fees	1,238,948
Distribution fee	434,233
Custodian and accounting fees	72,000
Audit fee	12,000
Trustees’ fees	8,000
Loan interest expense	7,687
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Miscellaneous	15,654

Total expenses	1,805,522

NET INVESTMENT INCOME (LOSS)	5,633,886

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(7,729,811)
Foreign currency transactions	(23,668)

(7,753,479)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,742,366)
Foreign currencies	19,680

(16,722,686)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(24,476,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,842,279)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,633,886	$7,124,501
Net realized gain (loss) on investment and foreign currency transactions	(7,753,479)	7,375,569
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,722,686)	(27,623,618)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,842,279)	(13,123,548)

FUND SHARE TRANSACTIONS:
Fund share sold [3,335,425 and 2,433,221 shares, respectively]	73,482,376	60,359,644
Fund share repurchased [4,188,403 and 3,573,236 shares, respectively]	(88,822,137)	(85,728,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(15,339,761)	(25,368,648)

CAPITAL CONTRIBUTIONS (NOTE 4)	749,734	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,432,306)	(38,492,196)
NET ASSETS:
Beginning of period	389,197,956	427,690,152

End of period	$355,765,650	$389,197,956

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
Boeing Co. (The)	98,364	$12,774,533

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	42,496	9,021,051

Beverages — 2.3%
Constellation Brands, Inc. (Class A Stock)	39,233	6,489,138
Monster Beverage Corp.*	78,595	12,631,002

		19,120,140

Biotechnology — 7.9%
Alexion Pharmaceuticals, Inc.*	85,832	10,021,744
Biogen, Inc.*	23,717	5,735,246
BioMarin Pharmaceutical, Inc.*	56,179	4,370,726
Celgene Corp.*	155,686	15,355,310
Regeneron Pharmaceuticals, Inc.*	28,213	9,852,827
Shire PLC, ADR	90,223	16,608,250
Vertex Pharmaceuticals, Inc.*	37,303	3,208,804

		65,152,907

Capital Markets — 0.6%
Morgan Stanley	196,030	5,092,859

Chemicals — 0.2%
Albemarle Corp.	22,356	1,773,054

Communications Equipment — 0.9%
Palo Alto Networks, Inc.*	63,416	7,777,338

Diversified Financial Services — 1.3%
S&P Global, Inc.	96,466	10,346,943

Energy Equipment & Services — 0.9%
Halliburton Co.	67,522	3,058,071
Schlumberger Ltd.	53,539	4,233,864

		7,291,935

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	85,360	13,404,934
Kroger Co. (The)	376,990	13,869,462

		27,274,396

Hotels, Restaurants & Leisure — 4.6%
Marriott International, Inc. (Class A Stock)(a)	217,903	14,481,833
McDonald’s Corp.	82,553	9,934,428
Starbucks Corp.	237,849	13,585,935

		38,002,196

Industrial Conglomerates — 0.6%
General Electric Co.	167,020	5,257,790

Internet & Catalog Retail — 9.8%
Amazon.com, Inc.*	70,716	50,605,784
Netflix, Inc.*	168,772	15,439,263
Priceline Group, Inc. (The)*	11,947	14,914,754

		80,959,801

Internet Software & Services — 13.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	209,362	16,650,560
Alphabet, Inc. (Class A Stock)*	26,861	18,897,519
Alphabet, Inc. (Class C Stock)*	27,304	18,897,098
Facebook, Inc. (Class A Stock)*	308,809	35,290,693
Tencent Holdings Ltd. (China)	1,013,357	23,246,079

		112,981,949

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 7.2%
FleetCor Technologies, Inc.*	67,283	$9,630,216
MasterCard, Inc. (Class A Stock)	252,596	22,243,604
Visa, Inc. (Class A Stock)(a)	376,362	27,914,770

		59,788,590

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	46,916	6,586,068

Media — 2.9%
Time Warner, Inc.	131,288	9,654,920
Walt Disney Co. (The)	149,370	14,611,373

		24,266,293

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	86,551	10,322,938

Pharmaceuticals — 6.1%
Allergan PLC*	69,377	16,032,331
Bristol-Myers Squibb Co.	291,488	21,438,942
Novo Nordisk A/S (Denmark), ADR	242,998	13,068,432

		50,539,705

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	103,261	11,731,482

Semiconductors & Semiconductor Equipment — 2.7%
NVIDIA Corp.	150,203	7,061,043
NXP Semiconductors NV (Netherlands)*	119,183	9,336,796
QUALCOMM, Inc.	109,720	5,877,700

		22,275,539

Software — 10.4%
Adobe Systems, Inc.*	196,452	18,818,137
Atlassian Corp. PLC (Australia) (Class A Stock)*	12,528	324,475
Microsoft Corp.	365,624	18,708,980
Red Hat, Inc.*	175,689	12,755,021
salesforce.com, Inc.*	238,600	18,947,226
Splunk, Inc.*	141,914	7,688,901
Workday, Inc. (Class A Stock)*(a)	120,741	9,015,730

		86,258,470

Specialty Retail — 7.6%
Home Depot, Inc. (The)	102,913	13,140,962
Industria de Diseno Textil SA (Spain)	599,052	20,124,616
O’Reilly Automotive, Inc.*	63,448	17,200,753
TJX Cos., Inc. (The)	159,990	12,356,028

		62,822,359

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	343,087	32,799,117

Textiles, Apparel & Luxury Goods — 3.7%
adidas AG (Germany)	46,949	6,739,523
lululemon athletica, Inc.*(a)	88,338	6,524,645
NIKE, Inc. (Class B Stock)	314,482	17,359,406

		30,623,574

TOTAL LONG-TERM INVESTMENTS (cost $506,949,992)		800,841,027

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT —11.2%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $92,800,831; includes $72,714,080 of cash collateral received for securities on loan)(b)(w)(Note 4)	92,800,831	$92,800,831

TOTAL INVESTMENTS — 108.1% (cost $599,750,823)		893,641,858
Liabilities in excess of other assets — (8.1)%		(67,339,660)

NET ASSETS — 100.0%		$826,302,198

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,094,425; cash collateral of $72,714,080 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$12,774,533	$—	$—
Automobiles	9,021,051	—	—
Beverages	19,120,140	—	—
Biotechnology	65,152,907	—	—
Capital Markets	5,092,859	—	—
Chemicals	1,773,054	—	—
Communications Equipment	7,777,338	—	—
Diversified Financial Services	10,346,943	—	—
Energy Equipment & Services	7,291,935	—	—
Food & Staples Retailing	27,274,396	—	—
Hotels, Restaurants & Leisure	38,002,196	—	—
Industrial Conglomerates	5,257,790	—	—
Internet & Catalog Retail	80,959,801	—	—
Internet Software & Services	89,735,870	23,246,079	—
IT Services	59,788,590	—	—
Life Sciences Tools & Services	6,586,068	—	—
Media	24,266,293	—	—
Oil, Gas & Consumable Fuels	10,322,938	—	—
Pharmaceuticals	50,539,705	—	—
Real Estate Investment Trusts (REITs)	11,731,482	—	—
Semiconductors & Semiconductor Equipment	22,275,539	—	—
Software	86,258,470	—	—
Specialty Retail	42,697,743	20,124,616	—
Technology Hardware, Storage & Peripherals	32,799,117	—	—
Textiles, Apparel & Luxury Goods	23,884,051	6,739,523	—
Affiliated Mutual Fund	92,800,831	—	—

Total	$843,531,640	$50,110,218	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	13.7%
Affiliated Mutual Fund (8.8% represents investments purchased with collateral from securities on loan)	11.2
Software	10.4
Internet & Catalog Retail	9.8
Biotechnology	7.9
Specialty Retail	7.6
IT Services	7.2
Pharmaceuticals	6.1
Hotels, Restaurants & Leisure	4.6
Technology Hardware, Storage & Peripherals	4.0
Textiles, Apparel & Luxury Goods	3.7
Food & Staples Retailing	3.3
Media	2.9

Semiconductors & Semiconductor Equipment	2.7%
Beverages	2.3
Aerospace & Defense	1.6
Real Estate Investment Trusts (REITs)	1.4
Diversified Financial Services	1.3
Oil, Gas & Consumable Fuels	1.3
Automobiles	1.1
Communications Equipment	0.9
Energy Equipment & Services	0.9
Life Sciences Tools & Services	0.8
Industrial Conglomerates	0.6
Capital Markets	0.6
Chemicals	0.2

108.1
Liabilities in excess of other assets	(8.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $71,094,425:
Unaffiliated investments (cost $506,949,992)	$800,841,027
Affiliated investments (cost $92,800,831)	92,800,831
Receivable for investments sold	14,104,011
Receivable for fund share sold	395,496
Dividends receivable	348,308
Tax reclaim receivable	242,804
Prepaid expenses	1,186

Total Assets	908,733,663

LIABILITIES:
Payable to broker for collateral for securities on loan	72,714,080
Payable for investments purchased	7,576,885
Payable for fund share repurchased	1,551,785
Advisory fees payable	500,674
Accrued expenses	65,506
Distribution fee payable	22,193
Affiliated transfer agent fee payable	342

Total Liabilities	82,431,465

NET ASSETS	$826,302,198

Net assets were comprised of:
Paid-in capital	$156,876,582
Retained earnings	669,425,616

Net assets, June 30, 2016	$826,302,198

Net asset value and redemption price per share, $826,302,198 / 38,253,563 outstanding shares of beneficial interest	$21.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $101,393 foreign withholding tax)	$3,415,542
Affiliated income from securities lending, net	386,191
Affiliated dividend income	48,518

3,850,251

EXPENSES
Advisory fees	3,108,348
Distribution fee	1,078,694
Custodian and accounting fees	72,000
Audit fee	10,000
Trustees’ fees	10,000
Loan interest expense	8,511
Insurance expenses	7,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	7,627

Total expenses	4,319,180

NET INVESTMENT INCOME (LOSS)	(468,929)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,965,920
Foreign currency transactions	686

1,966,606

Net change in unrealized appreciation (depreciation) on:
Investments	(89,783,963)
Foreign currencies	15,683

(89,768,280)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(87,801,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(88,270,603)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(468,929)	$(2,797,949)
Net realized gain (loss) on investment and foreign currency transactions	1,966,606	21,805,000
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(89,768,280)	66,454,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(88,270,603)	85,461,317

FUND SHARE TRANSACTIONS:
Fund share sold [5,318,881 and 21,105,904 shares, respectively]	113,286,542	472,713,931
Fund share repurchased [14,360,060 and 7,726,109 shares, respectively]	(296,273,268)	(172,039,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(182,986,726)	300,674,492

CAPITAL CONTRIBUTIONS (NOTE 4)	120,084	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(271,137,245)	386,135,809
NET ASSETS:
Beginning of period	1,097,439,443	711,303,634

End of period	$826,302,198	$1,097,439,443

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 5.7%
Expeditors International of Washington, Inc.	1,418,002	$69,538,818
United Parcel Service, Inc. (Class B Stock)	605,302	65,203,131

		134,741,949

Beverages — 11.1%
Coca-Cola Co. (The)	1,988,320	90,130,546
Monster Beverage Corp.*	704,838	113,274,515
SABMiller PLC (United Kingdom), ADR	1,029,374	60,259,554

		263,664,615

Biotechnology — 2.1%
Amgen, Inc.	325,429	49,514,022

Capital Markets — 3.1%
Greenhill & Co., Inc.	296,696	4,776,806
SEI Investments Co.	1,455,930	70,044,792

		74,821,598

Communications Equipment — 4.8%
Cisco Systems, Inc.	4,020,235	115,340,542

Consumer Finance — 0.9%
American Express Co.	337,415	20,501,335

Diversified Financial Services — 1.9%
FactSet Research Systems, Inc.	282,709	45,634,887

Energy Equipment & Services — 2.7%
Schlumberger Ltd.	797,791	63,089,312

Food Products — 3.7%
Danone SA (France), ADR	6,250,889	88,575,097

Health Care Equipment & Supplies — 2.2%
Varian Medical Systems, Inc.*	641,775	52,773,158

Health Care Technology — 2.7%
Cerner Corp.*	1,110,067	65,049,926

Hotels, Restaurants & Leisure — 2.5%
Yum! Brands, Inc.	726,282	60,223,303

Household Products — 3.6%
Procter & Gamble Co. (The)	997,963	84,497,527

Internet & Catalog Retail — 6.7%
Amazon.com, Inc.*	223,294	159,793,652

Internet Software & Services — 16.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,321,493	105,098,338
Alphabet, Inc. (Class C Stock)*	91,205	63,122,982
Alphabet, Inc. (Class A Stock)*	90,960	63,993,089
Facebook, Inc. (Class A Stock)*	1,295,481	148,047,569

		380,261,978

IT Services — 5.7%
Automatic Data Processing, Inc.	236,053	21,686,189
Visa, Inc. (Class A Stock)(a)	1,532,535	113,668,121

		135,354,310

Pharmaceuticals — 7.2%
Merck & Co., Inc.	557,591	32,122,818
Novartis AG (Switzerland), ADR	691,597	57,063,668
Novo Nordisk A/S (Denmark), ADR	1,516,793	81,573,128

		170,759,614

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	159,332	$9,024,564
ARM Holdings PLC (United Kingdom), ADR(a)	1,224,148	55,710,976
QUALCOMM, Inc.	1,712,782	91,753,732

		156,489,272

Software — 9.4%
Autodesk, Inc.*	1,011,302	54,751,890
Microsoft Corp.	1,079,233	55,224,353
Oracle Corp.	2,755,935	112,800,420

		222,776,663

TOTAL LONG-TERM INVESTMENTS (cost $1,884,966,270)		2,343,862,760

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $144,085,885; includes $125,803,407 of cash collateral for securities on loan)(b)(w) (Note 4)	144,085,885	144,085,885

TOTAL INVESTMENTS — 104.7% (cost $2,029,052,155)		2,487,948,645
Liabilities in excess of other assets — (4.7)%		(111,106,092)

NET ASSETS — 100.0%		$2,376,842,553

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,299,348; cash collateral of $125,803,407 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$134,741,949	$—	$—
Beverages	263,664,615	—	—
Biotechnology	49,514,022	—	—
Capital Markets	74,821,598	—	—
Communications Equipment	115,340,542	—	—
Consumer Finance	20,501,335	—	—
Diversified Financial Services	45,634,887	—	—
Energy Equipment & Services	63,089,312	—	—
Food Products	88,575,097	—	—
Health Care Equipment & Supplies	52,773,158	—	—
Health Care Technology	65,049,926	—	—
Hotels, Restaurants & Leisure	60,223,303	—	—
Household Products	84,497,527	—	—
Internet & Catalog Retail	159,793,652	—	—
Internet Software & Services	380,261,978	—	—
IT Services	135,354,310	—	—
Pharmaceuticals	170,759,614	—	—
Semiconductors & Semiconductor Equipment	156,489,272	—	—
Software	222,776,663	—	—
Affiliated Mutual Fund	144,085,885	—	—

Total	$2,487,948,645	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	16.0%
Beverages	11.1
Software	9.4
Pharmaceuticals	7.2
Internet & Catalog Retail	6.7
Semiconductors & Semiconductor Equipment	6.6
Affiliated Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	6.1
IT Services	5.7
Air Freight & Logistics	5.7
Communications Equipment	4.8
Food Products	3.7
Household Products	3.6

Capital Markets	3.1%
Health Care Technology	2.7
Energy Equipment & Services	2.7
Hotels, Restaurants & Leisure	2.5
Health Care Equipment & Supplies	2.2
Biotechnology	2.1
Diversified Financial Services	1.9
Consumer Finance	0.9

104.7
Liabilities in excess of other assets	(4.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $125,299,348:
Unaffiliated investments (cost $1,884,966,270)	$2,343,862,760
Affiliated investments (cost $144,085,885)	144,085,885
Receivable for investments sold	15,180,251
Tax reclaim receivable	2,086,665
Dividends receivable	1,652,079
Receivable for fund share sold	358,083
Prepaid expenses	22,931

Total Assets	2,507,248,654

LIABILITIES:
Payable to broker for collateral for securities on loan	125,803,407
Payable for fund share repurchased	3,887,107
Advisory fees payable	565,930
Accrued expenses and other liabilities	84,993
Distribution fee payable	63,997
Affiliated transfer agent fee payable	342
Deferred trustees’ fees	325

Total Liabilities	130,406,101

NET ASSETS	$2,376,842,553

Net assets were comprised of:
Paid-in capital	$438,932,960
Retained earnings	1,937,909,593

Net assets, June 30, 2016	$2,376,842,553

Net asset value and redemption price per share, $2,376,842,553 / 65,429,381 outstanding shares of beneficial interest	$36.33

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $867,161 foreign withholding tax)	$19,160,679
Affiliated income from securities lending, net	380,366
Affiliated dividend income	59,435

19,600,480

EXPENSES
Advisory fees	8,054,015
Distribution fee	2,838,768
Custodian and accounting fees	140,000
Trustees’ fees	16,000
Insurance expenses	16,000
Audit fee	12,000
Loan interest expense	11,569
Commitment fee on syndicated credit agreement	6,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous	10,757

Total expenses	11,118,109
Less: advisory fee waivers and/or expense reimbursement	(681,304)

Net expenses	10,436,805

NET INVESTMENT INCOME (LOSS)	9,163,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	52,791,244

Net change in unrealized appreciation (depreciation) on:
Investments	(25,373,920)
Foreign currencies	2,406

(25,371,514)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	27,419,730

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,583,405

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,163,675	$12,760,859
Net realized gain (loss) on investment transactions	52,791,244	264,566,496
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,371,514)	(23,245,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,583,405	254,082,288

FUND SHARE TRANSACTIONS:
Fund share sold [4,950,302 and 2,000,757 shares, respectively]	169,910,535	67,263,193
Fund share repurchased [8,039,787 and 25,140,551 shares, respectively]	(267,150,063)	(844,766,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(97,239,528)	(777,502,840)

CAPITAL CONTRIBUTIONS (NOTE 4)	3,471,159	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,184,964)	(523,420,552)
NET ASSETS:
Beginning of period	2,434,027,517	2,957,448,069

End of period	$2,376,842,553	$2,434,027,517

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 97.4%	Shares	Value (Note 2)
Austria — 0.3%
Erste Group Bank AG*	86,036	$1,958,875

Brazil — 0.5%
Ambev SA	541,375	3,210,533

Canada — 1.7%
Canadian National Railway Co.	171,604	10,134,932

Czech Republic — 0.2%
Komercni Banka A/S	25,905	971,284

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	59,780	5,703,490

France — 7.2%
Air Liquide SA	23,655	2,464,428
Danone SA	147,009	10,288,122
Hermes International	3,024	1,127,286
Legrand SA	94,196	4,822,040
LVMH Moet Hennessy Louis Vuitton SE	62,020	9,348,609
Pernod Ricard SA	86,319	9,556,968
Schneider Electric SE	103,770	6,054,040

		43,661,493

Germany — 6.2%
Bayer AG	153,367	15,403,466
Brenntag AG	39,329	1,905,182
Deutsche Boerse AG	37,803	3,105,710
Linde AG	57,833	8,058,289
Merck KGaA	51,721	5,257,101
MTU Aero Engines AG	42,842	4,002,657

		37,732,405

Hong Kong — 0.2%
Sands China Ltd.	304,000	1,028,710

Israel — 0.5%
Check Point Software Technologies Ltd.*(a)	35,642	2,839,955

Japan — 1.0%
Hoya Corp.	87,200	3,114,435
Inpex Corp.	66,200	517,724
Kubota Corp.	148,500	2,008,511
Lawson, Inc.	8,700	694,563

		6,335,233

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	397,677	2,222,591

Netherlands — 2.2%
Akzo Nobel NV	101,604	6,311,749
Heineken NV	73,618	6,752,406

		13,064,155

Peru — 0.2%
Credicorp Ltd.	8,932	1,378,476

South Korea — 0.6%
Samsung Electronics Co. Ltd.	3,137	3,906,667

Spain — 0.5%
Aena SA	21,877	2,899,821

Sweden — 1.7%
Svenska Cellulosa AB SCA (Class B Stock)	323,892	10,406,866

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland — 7.7%
Adecco Group AG	76,631	$3,865,121
Cie Financiere Richemont SA	74,495	4,360,543
Julius Baer Group Ltd.*	62,816	2,528,238
Nestle SA	208,732	16,172,208
Roche Holding AG	27,870	7,354,331
Sonova Holding AG	26,194	3,476,604
Swiss Re AG	25,153	2,196,873
UBS Group AG	540,580	7,014,346

		46,968,264

Thailand — 0.2%
Kasikornbank PCL	272,000	1,339,637

United Kingdom — 10.0%
Burberry Group PLC	190,253	2,959,481
Compass Group PLC	378,540	7,201,908
Delphi Automotive PLC	54,242	3,395,549
Diageo PLC	425,637	11,890,511
Reckitt Benckiser Group PLC	150,569	15,097,879
Sky PLC	402,216	4,570,582
Standard Chartered PLC	368,641	2,796,884
Whitbread PLC	70,697	3,307,878
William Hill PLC	321,336	1,106,863
WPP PLC	396,698	8,267,786

		60,595,321

United States — 55.2%
3M Co.	60,833	10,653,075
Accenture PLC (Class A Stock)	123,411	13,981,232
American Express Co.	118,226	7,183,412
Amphenol Corp. (Class A Stock)	71,547	4,101,789
AutoZone, Inc.*	6,335	5,028,976
Bank of New York Mellon Corp. (The)	262,925	10,214,636
Charter Communications, Inc. (Class A Stock)*	17,402	3,978,793
Cisco Systems, Inc.	145,304	4,168,772
Cognizant Technology Solutions Corp. (Class A Stock)*	41,866	2,396,410
Colgate-Palmolive Co.	117,220	8,580,504
Cooper Cos., Inc. (The)	38,978	6,687,455
DENTSPLY SIRONA, Inc.	50,071	3,106,405
eBay, Inc.*	145,570	3,407,794
Franklin Resources, Inc.	149,959	5,004,132
Goldman Sachs Group, Inc. (The)	41,063	6,101,141
Harley-Davidson, Inc.(a)	61,855	2,802,031
Honeywell International, Inc.	135,686	15,782,995
International Flavors & Fragrances, Inc.	33,595	4,235,322
Johnson & Johnson	31,829	3,860,858
Kellogg Co.	132,923	10,853,163
Medtronic PLC	146,434	12,706,078
Microchip Technology, Inc.(a)	89,380	4,536,929
Monsanto Co.	58,167	6,015,049
National Oilwell Varco, Inc.	57,967	1,950,590
NOW, Inc.*	33,459	606,946
Omnicom Group, Inc.	77,644	6,327,210
Oracle Corp.	270,948	11,089,902
PayPal Holdings, Inc.*	79,485	2,901,997
Praxair, Inc.	48,157	5,412,365
Sally Beauty Holdings, Inc.*	146,309	4,302,948
Schlumberger Ltd.	69,297	5,480,007
St. Jude Medical, Inc.	138,656	10,815,168

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
State Street Corp.	179,081	$9,656,048
Stryker Corp.	102,537	12,287,009
Thermo Fisher Scientific, Inc.	115,368	17,046,776
Time Warner, Inc.	211,162	15,528,853
Union Pacific Corp.	47,043	4,104,502
United Parcel Service, Inc. (Class B Stock)	90,897	9,791,425
United Technologies Corp.	90,488	9,279,544
Urban Outfitters, Inc.*	137,246	3,774,265
Visa, Inc. (Class A Stock)(a)	164,197	12,178,491
W.W. Grainger, Inc.(a)	19,631	4,461,145
Walt Disney Co. (The)	137,918	13,491,139
Waters Corp.*	46,252	6,505,344
Wynn Resorts Ltd.	12,383	1,122,395
Zimmer Biomet Holdings, Inc.	101,292	12,193,531

		335,694,551

TOTAL COMMON STOCKS (cost $534,573,331)		592,053,259

PREFERRED STOCK — 0.2%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $1,564,211)	143,587	1,355,461

TOTAL LONG-TERM INVESTMENTS (cost $536,137,542)		593,408,720

SHORT-TERM INVESTMENT — 3.6%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $22,053,497; includes $21,991,263 of cash collateral for securities on loan)(b)(w) (Note 4)	22,053,497	$22,053,497

TOTAL INVESTMENTS — 101.2% (cost $558,191,039)		615,462,217
Liabilities in excess of other assets — (1.2)%		(7,296,487)

NET ASSETS — 100.0%		$608,165,730

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,394,313; cash collateral of $21,991,263 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$1,958,875	$—
Brazil	3,210,533	—	—
Canada	10,134,932	—	—
Czech Republic	—	971,284	—
Denmark	—	5,703,490	—
France	—	43,661,493	—
Germany	—	37,732,405	—
Hong Kong	—	1,028,710	—
Israel	2,839,955	—	—
Japan	—	6,335,233	—
Mexico	2,222,591	—	—
Netherlands	—	13,064,155	—
Peru	1,378,476	—	—
South Korea	—	3,906,667	—
Spain	—	2,899,821	—
Sweden	—	10,406,866	—
Switzerland	—	46,968,264	—
Thailand	—	1,339,637	—
United Kingdom	3,395,549	57,199,772	—
United States	335,694,551	—	—
Preferred Stock
Brazil	1,355,461	—	—
Affiliated Mutual Fund	22,053,497	—	—

Total	$382,285,545	$233,176,672	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Health Care Equipment & Supplies	10.6%
Media	8.6
Capital Markets	6.7
Food Products	6.1
Beverages	6.1
Household Products	5.6
Chemicals	5.3
Pharmaceuticals	5.2
IT Services	5.2
Aerospace & Defense	4.8
Life Sciences Tools & Services	3.9
Affiliated Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	3.6
Textiles, Apparel & Luxury Goods	2.9
Road & Rail	2.3
Software	2.3
Hotels, Restaurants & Leisure	2.3
Specialty Retail	2.2
Banks	2.0
Electrical Equipment	1.8

Industrial Conglomerates	1.7%
Air Freight & Logistics	1.6
Energy Equipment & Services	1.2
Consumer Finance	1.2
Trading Companies & Distributors	1.1
Semiconductors & Semiconductor Equipment	0.7
Communications Equipment	0.7
Electronic Equipment, Instruments & Components	0.7
Technology Hardware, Storage & Peripherals	0.6
Professional Services	0.6
Internet Software & Services	0.6
Auto Components	0.6
Diversified Financial Services	0.5
Transportation Infrastructure	0.5
Automobiles	0.5
Insurance	0.4
Machinery	0.3
Food & Staples Retailing	0.1
Oil, Gas & Consumable Fuels	0.1

101.2
Liabilities in excess of other assets	(1.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $21,394,313:
Unaffiliated investments (cost $536,137,542)	$593,408,720
Affiliated investments (cost $22,053,497)	22,053,497
Cash	37,797
Foreign currency, at value (cost $16,015)	16,007
Receivable for investments sold	16,977,321
Receivable for fund share sold	2,557,505
Tax reclaim receivable	1,790,891
Dividends and interest receivable	573,265
Receivable from affiliate	1,006
Prepaid expenses	1,771

Total Assets	637,417,780

LIABILITIES:
Payable to broker for collateral for securities on loan	21,991,263
Loan payable	6,580,000
Payable for investments purchased	382,326
Advisory fees payable	235,420
Accrued expenses and other liabilities	46,160
Distribution fee payable	16,409
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	130

Total Liabilities	29,252,050

NET ASSETS	$608,165,730

Net assets were comprised of:
Paid-in capital	$426,811,301
Retained earnings	181,354,429

Net assets, June 30, 2016	$608,165,730

Net asset value and redemption price per share, $608,165,730 / 38,317,944 outstanding shares of beneficial interest	$15.87

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $515,633, of which $3,754 is reimbursable by an affiliate)	$7,230,898
Affiliated income from securities lending, net	112,820
Affiliated dividend income	21,133
Interest income	2,850

7,367,701

EXPENSES
Advisory fees	2,390,768
Distribution fee	723,380
Custodian and accounting fees	106,000
Loan interest expense	15,351
Audit fee	13,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	16,070

Total expenses	3,287,569

NET INVESTMENT INCOME (LOSS)	4,080,132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	27,797,031
Foreign currency transactions	3,859

27,800,890

Net change in unrealized appreciation (depreciation) on:
Investments	(23,708,837)
Foreign currencies	(387)

(23,709,224)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	4,091,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,171,798

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,080,132	$5,344,511
Net realized gain (loss) on investment and foreign currency transactions	27,800,890	37,082,797
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,709,224)	(54,846,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,171,798	(12,419,657)

FUND SHARE TRANSACTIONS:
Fund share sold [7,115,663 and 6,218,084 shares, respectively]	108,910,149	99,016,396
Fund share repurchased [8,878,908 and 7,147,321 shares, respectively]	(129,506,467)	(110,636,578)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	(20,596,318)	(11,620,182)

CAPITAL CONTRIBUTIONS (NOTE 4)	714,749	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,709,771)	(24,039,839)
NET ASSETS:
Beginning of period	619,875,501	643,915,340

End of period	$608,165,730	$619,875,501

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 0.8%
Honeywell International, Inc.	64,698	$7,525,671
Rockwell Collins, Inc.(a)	12,951	1,102,648

		8,628,319

Beverages — 2.4%
Constellation Brands, Inc. (Class A Stock)	115,996	19,185,738
Monster Beverage Corp.*	36,465	5,860,290
Pernod Ricard SA (France)	26,819	2,969,315

		28,015,343

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	81,638	9,532,053
Celgene Corp.*	146,756	14,474,544
Regeneron Pharmaceuticals, Inc.*	13,739	4,798,071

		28,804,668

Capital Markets — 0.9%
Blackstone Group LP (The) (MLP)	40,933	1,004,496
Charles Schwab Corp. (The)	385,495	9,756,878

		10,761,374

Chemicals — 3.0%
Ecolab, Inc.	41,058	4,869,479
Monsanto Co.	108,340	11,203,439
Sherwin-Williams Co. (The)	61,596	18,088,897

		34,161,815

Construction Materials — 1.3%
Vulcan Materials Co.	126,975	15,282,711

Distributors — 0.3%
LKQ Corp.*	116,167	3,682,494

Diversified Financial Services — 1.7%
Intercontinental Exchange, Inc.	75,780	19,396,649

Electrical Equipment — 0.6%
AMETEK, Inc.	146,866	6,789,615

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	118,536	18,614,893
CVS Health Corp.	72,764	6,966,425
Walgreens Boots Alliance, Inc.	15,105	1,257,793

		26,839,111

Food Products — 2.1%
Danone SA (France)	105,893	7,410,703
Mead Johnson Nutrition Co.	76,245	6,919,234
Mondelez International, Inc. (Class A Stock)	203,234	9,249,179

		23,579,116

Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	243,087	9,555,749
C.R. Bard, Inc.	38,989	9,168,653
Cooper Cos., Inc. (The)	26,355	4,521,727
Edwards Lifesciences Corp.*	11,291	1,126,051
Medtronic PLC	243,106	21,094,308
Stryker Corp.	68,971	8,264,795

		53,731,283

Health Care Providers & Services — 0.6%
McKesson Corp.	35,086	6,548,802

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 2.9%
Aramark	432,654	$14,459,297
Marriott International, Inc. (Class A Stock)(a)	97,501	6,479,916
Starbucks Corp.	225,120	12,858,854

		33,798,067

Household Products — 1.0%
Colgate-Palmolive Co.	149,742	10,961,114

Industrial Conglomerates — 3.6%
Danaher Corp.	302,160	30,518,160
Roper Technologies, Inc.	67,094	11,443,553

		41,961,713

Insurance — 0.5%
AON PLC	56,101	6,127,912

Internet & Catalog Retail — 5.7%
Amazon.com, Inc.*	56,257	40,258,634
Netflix, Inc.*	98,222	8,985,349
Priceline Group, Inc. (The)*	12,894	16,096,999

		65,340,982

Internet Software & Services — 10.9%
Akamai Technologies, Inc.*	22,177	1,240,360
Alphabet, Inc. (Class A Stock)*	56,256	39,577,784
Alphabet, Inc. (Class C Stock)*	42,164	29,181,704
Facebook, Inc. (Class A Stock)*	401,069	45,834,165
LinkedIn Corp. (Class A Stock)*	48,060	9,095,355

		124,929,368

IT Services — 11.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	231,438	13,247,511
Fidelity National Information Services, Inc.	59,067	4,352,057
Fiserv, Inc.*	166,653	18,120,181
FleetCor Technologies, Inc.*	87,436	12,514,715
MasterCard, Inc. (Class A Stock)	343,328	30,233,464
Sabre Corp.	183,613	4,918,992
Visa, Inc. (Class A Stock)(a)	585,559	43,430,911

		126,817,831

Life Sciences Tools & Services — 3.1%
Thermo Fisher Scientific, Inc.	214,498	31,694,225
VWR Corp.*	117,560	3,397,484

		35,091,709

Machinery — 0.4%
Flowserve Corp.	98,030	4,428,015

Media — 1.9%
Comcast Corp. (Class A Stock)	276,476	18,023,470
Twenty-First Century Fox, Inc. (Class A Stock)	123,970	3,353,390

		21,376,860

Multiline Retail — 2.8%
Dollar General Corp.	134,297	12,623,918
Dollar Tree, Inc.*	209,668	19,759,112

		32,383,030

Oil, Gas & Consumable Fuels — 0.9%
Concho Resources, Inc.*	43,107	5,141,372

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	32,834	$4,964,829

		10,106,201

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	129,133	11,753,686

Pharmaceuticals — 4.1%
Allergan PLC*	40,761	9,419,460
Bristol-Myers Squibb Co.	276,313	20,322,821
Eli Lilly & Co.	126,545	9,965,419
Zoetis, Inc.	164,983	7,830,093

		47,537,793

Professional Services — 1.8%
Equifax, Inc.	87,394	11,221,390
Verisk Analytics, Inc.*	110,062	8,923,827

		20,145,217

Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	278,324	31,620,390

Road & Rail — 1.2%
Canadian Pacific Railway Ltd. (Canada)	62,564	8,057,618
Union Pacific Corp.	69,319	6,048,083

		14,105,701

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Ltd. (Singapore)	104,335	16,213,659
NVIDIA Corp.	143,359	6,739,307

		22,952,966

Software — 8.9%
Adobe Systems, Inc.*	292,668	28,034,668
Electronic Arts, Inc.*	137,526	10,418,970
Intuit, Inc.	124,804	13,929,374
Microsoft Corp.	535,565	27,404,861
salesforce.com, Inc.*	288,842	22,936,943

		102,724,816

Specialty Retail — 5.2%
AutoZone, Inc.*	22,141	17,576,411
Ross Stores, Inc.	351,847	19,946,206
TJX Cos., Inc. (The)	201,666	15,574,665
Tractor Supply Co.	77,174	7,036,725

		60,134,007

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	197,311	18,862,932

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 1.8%
lululemon Athletica, Inc.*(a)	59,392	$4,386,693
NIKE, Inc. (Class B Stock)	236,418	13,050,274
VF Corp.	56,601	3,480,396

		20,917,363

Tobacco — 0.6%
Reynolds American, Inc.	126,505	6,822,416

TOTAL LONG-TERM INVESTMENTS (cost $891,816,084)		1,137,121,389

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $25,881,537; includes $9,226,528 of cash collateral received for securities on loan)(b)(w) (Note 4)	25,881,537	25,881,537

TOTAL INVESTMENTS — 101.0% (cost $917,697,621)		1,163,002,926
Liabilities in excess of other assets — (1.0)%		(11,488,950)

NET ASSETS — 100.0%		$1,151,513,976

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,251,305; cash collateral of $9,226,528 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,628,319	$—	$—
Beverages	25,046,028	2,969,315	—
Biotechnology	28,804,668	—	—
Capital Markets	10,761,374	—	—
Chemicals	34,161,815	—	—
Construction Materials	15,282,711	—	—
Distributors	3,682,494	—	—
Diversified Financial Services	19,396,649	—	—
Electrical Equipment	6,789,615	—	—
Food & Staples Retailing	26,839,111	—	—
Food Products	16,168,413	7,410,703	—
Health Care Equipment & Supplies	53,731,283	—	—
Health Care Providers & Services	6,548,802	—	—
Hotels, Restaurants & Leisure	33,798,067	—	—
Household Products	10,961,114	—	—
Industrial Conglomerates	41,961,713	—	—
Insurance	6,127,912	—	—
Internet & Catalog Retail	65,340,982	—	—
Internet Software & Services	124,929,368	—	—
IT Services	126,817,831	—	—
Life Sciences Tools & Services	35,091,709	—	—
Machinery	4,428,015	—	—
Media	21,376,860	—	—
Multiline Retail	32,383,030	—	—
Oil, Gas & Consumable Fuels	10,106,201	—	—
Personal Products	11,753,686	—	—
Pharmaceuticals	47,537,793	—	—
Professional Services	20,145,217	—	—
Real Estate Investment Trusts (REITs)	31,620,390	—	—
Road & Rail	14,105,701	—	—
Semiconductors & Semiconductor Equipment	22,952,966	—	—
Software	102,724,816	—	—
Specialty Retail	60,134,007	—	—
Technology Hardware, Storage & Peripherals	18,862,932	—	—
Textiles, Apparel & Luxury Goods	20,917,363	—	—
Tobacco	6,822,416	—	—
Affiliated Mutual Fund	25,881,537	—	—

Total	$1,152,622,908	$10,380,018	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

IT Services	11.0%
Internet Software & Services	10.9
Software	8.9
Internet & Catalog Retail	5.7
Specialty Retail	5.2
Health Care Equipment & Supplies	4.7
Pharmaceuticals	4.1
Industrial Conglomerates	3.6
Life Sciences Tools & Services	3.1
Chemicals	3.0
Hotels, Restaurants & Leisure	2.9
Multiline Retail	2.8
Real Estate Investment Trusts (REITs)	2.7
Biotechnology	2.5
Beverages	2.4
Food & Staples Retailing	2.3
Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	2.2
Food Products	2.1
Semiconductors & Semiconductor Equipment	2.0

Media	1.9%
Textiles, Apparel & Luxury Goods	1.8
Professional Services	1.8
Diversified Financial Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Construction Materials	1.3
Road & Rail	1.2
Personal Products	1.0
Household Products	1.0
Capital Markets	0.9
Oil, Gas & Consumable Fuels	0.9
Aerospace & Defense	0.8
Tobacco	0.6
Electrical Equipment	0.6
Health Care Providers & Services	0.6
Insurance	0.5
Machinery	0.4
Distributors	0.3

101.0
Liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $9,251,305:
Unaffiliated investments (cost $891,816,084)	$1,137,121,389
Affiliated investments (cost $25,881,537)	25,881,537
Receivable for investments sold	2,519,997
Dividends receivable	573,667
Receivable for fund share sold	390,418
Tax reclaim receivable	289,825
Prepaid expenses	4,636

Total Assets	1,166,781,469

LIABILITIES:
Payable to broker for collateral for securities on loan	9,226,528
Payable for investments purchased	2,893,057
Payable for fund share repurchased	2,713,087
Advisory fees payable	332,052
Accrued expenses and other liabilities	71,373
Distribution fee payable	31,054
Affiliated transfer agent fee payable	342

Total Liabilities	15,267,493

NET ASSETS	$1,151,513,976

Net assets were comprised of:
Paid-in capital	$391,089,619
Retained earnings	760,424,357

Net assets, June 30, 2016	$1,151,513,976

Net asset value and redemption price per share, $1,151,513,976 / 64,832,848 outstanding shares of beneficial interest	$17.76

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $38,338 foreign withholding tax)	$4,488,633
Affiliated income from securities lending, net	111,738
Affiliated dividend income	66,229

4,666,600

EXPENSES
Advisory fees	3,950,531
Distribution fee	1,378,454
Custodian and accounting fees	96,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	3,180
Shareholders’ reports	2,000
Miscellaneous	9,827

Total expenses	5,480,992

NET INVESTMENT INCOME (LOSS)	(814,392)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	39,624,702
Foreign currency transactions	1,050

39,625,752

Net change in unrealized appreciation (depreciation) on:
Investments	(47,317,772)
Foreign currencies	5,259

(47,312,513)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(7,686,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,501,153)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(814,392)	$(1,569,713)
Net realized gain (loss) on investment and foreign currency transactions	39,625,752	143,193,019
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(47,312,513)	(48,907,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,501,153)	92,716,299

FUND SHARE TRANSACTIONS:
Fund share sold [5,952,411 and 3,329,564 shares, respectively]	101,638,745	57,101,231
Fund share repurchased [7,547,804 and 22,322,062 shares, respectively]	(124,609,679)	(384,990,973)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(22,970,934)	(327,889,742)

CAPITAL CONTRIBUTIONS (NOTE 4)	660,375	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,811,712)	(235,173,443)
NET ASSETS:
Beginning of period	1,182,325,688	1,417,499,131

End of period	$1,151,513,976	$1,182,325,688

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 6.4%
Honeywell International, Inc.	212,538	$24,722,420
Lockheed Martin Corp.	66,978	16,621,930
Northrop Grumman Corp.	54,313	12,072,694
United Technologies Corp.	204,614	20,983,166

		74,400,210

Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B Stock)	154,377	16,629,490

Auto Components — 1.3%
Delphi Automotive PLC (United Kingdom)	86,252	5,399,375
Johnson Controls, Inc.	226,743	10,035,645

		15,435,020

Automobiles — 0.4%
Harley-Davidson, Inc.(a)	107,881	4,887,009

Banks — 11.2%
BB&T Corp.(a)	174,028	6,197,137
Citigroup, Inc.	276,812	11,734,061
JPMorgan Chase & Co.	794,480	49,368,987
PNC Financial Services Group, Inc. (The)	115,843	9,428,462
U.S. Bancorp	521,330	21,025,239
Wells Fargo & Co.	682,591	32,307,032

		130,060,918

Beverages — 1.1%
Diageo PLC (United Kingdom)	467,993	13,073,760

Capital Markets — 4.6%
Bank of New York Mellon Corp. (The)	263,181	10,224,582
BlackRock, Inc.(a)	31,323	10,729,067
Franklin Resources, Inc.	277,424	9,257,639
Goldman Sachs Group, Inc. (The)	126,916	18,857,179
State Street Corp.	70,844	3,819,908

		52,888,375

Chemicals — 3.2%
E.I. du Pont de Nemours & Co.	141,637	9,178,078
Monsanto Co.	45,247	4,678,992
PPG Industries, Inc.	225,185	23,453,018

		37,310,088

Commercial Services & Supplies — 1.4%
Tyco International PLC	383,631	16,342,681

Consumer Finance — 0.8%
American Express Co.	156,862	9,530,935

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	111,089	5,628,880

Diversified Financial Services — 1.6%
Moody’s Corp.	54,464	5,103,821
Nasdaq, Inc.	177,072	11,451,246
S&P Global, Inc.	18,939	2,031,397

		18,586,464

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	350,733	19,584,931

Electric Utilities — 1.1%
Duke Energy Corp.	116,550	9,998,825
Xcel Energy, Inc.	63,636	2,849,620

		12,848,445

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 1.0%
Eaton Corp. PLC	184,284	$11,007,283

Energy Equipment & Services — 1.5%
National Oilwell Varco, Inc.(a)	129,685	4,363,900
Schlumberger Ltd.	168,353	13,313,355

		17,677,255

Food & Staples Retailing — 1.6%
CVS Health Corp.	196,227	18,786,773

Food Products — 5.3%
Archer-Daniels-Midland Co.	233,692	10,023,050
Danone SA (France)	126,285	8,837,795
General Mills, Inc.	249,175	17,771,161
J.M. Smucker Co. (The)	40,552	6,180,530
Nestle SA (Switzerland)	242,266	18,770,366

		61,582,902

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	338,899	13,322,120
Medtronic PLC	321,836	27,925,710
St. Jude Medical, Inc.	116,389	9,078,342

		50,326,172

Health Care Providers & Services — 1.6%
Cigna Corp.	38,510	4,928,895
Express Scripts Holding Co.*	101,561	7,698,324
McKesson Corp.	34,147	6,373,538

		19,000,757

Household Durables — 0.4%
Newell Brands, Inc.	84,023	4,080,997

Household Products — 0.5%
Procter & Gamble Co. (The)	68,759	5,821,824

Industrial Conglomerates — 3.7%
3M Co.	142,553	24,963,881
Danaher Corp.	178,959	18,074,859

		43,038,740

Insurance — 7.7%
AON PLC	171,332	18,714,594
CHUBB Ltd. (Switzerland)	187,175	24,465,644
MetLife, Inc.	482,193	19,205,747
Travelers Cos., Inc. (The)	227,181	27,043,626

		89,429,611

IT Services — 5.3%
Accenture PLC (Class A Stock)	277,082	31,390,620
Cognizant Technology Solutions Corp. (Class A Stock)*	66,057	3,781,103
Fidelity National Information Services, Inc.	147,420	10,861,906
Fiserv, Inc.*	47,162	5,127,924
International Business Machines Corp.	69,200	10,503,176

		61,664,729

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	97,637	14,426,843

Machinery — 3.0%
Caterpillar, Inc.(a)	47,797	3,623,491
Cummins, Inc.	25,620	2,880,713
Deere & Co.(a)	37,311	3,023,683
Illinois Tool Works, Inc.	92,720	9,657,715

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Ingersoll-Rand PLC	67,835	$4,319,733
Pentair PLC (United Kingdom)(a)	88,785	5,175,278
Stanley Black & Decker, Inc.	55,087	6,126,776

		34,807,389

Media — 4.1%
Comcast Corp. (Class A Stock)	232,370	15,148,200
Omnicom Group, Inc.	214,122	17,448,802
Time Warner, Inc.	132,001	9,707,354
Time, Inc.	5,908	97,246
Viacom, Inc. (Class B Stock)	61,161	2,536,347
Walt Disney Co. (The)	25,523	2,496,660

		47,434,609

Multiline Retail — 0.8%
Target Corp.	124,993	8,727,011

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	116,317	12,193,511
EOG Resources, Inc.	128,211	10,695,362
Exxon Mobil Corp.	151,569	14,208,078
Occidental Petroleum Corp.	154,883	11,702,959

		48,799,910

Pharmaceuticals — 8.2%
Johnson & Johnson	372,172	45,144,464
Merck & Co., Inc.	300,951	17,337,787
Novartis AG (Switzerland)	38,733	3,196,966
Pfizer, Inc.	742,563	26,145,643
Roche Holding AG (Switzerland)	11,110	2,931,705

		94,756,565

Professional Services — 0.2%
Equifax, Inc.	18,304	2,350,234

Road & Rail — 1.2%
Canadian National Railway Co. (Canada)	99,459	5,874,048
Union Pacific Corp.	91,492	7,982,677

		13,856,725

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	63,748	3,610,687
Texas Instruments, Inc.	265,113	16,609,329

		20,220,016

Software — 0.7%
Oracle Corp.	193,941	7,938,005

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	19,341	3,126,086

Tobacco — 4.0%
Altria Group, Inc.	77,283	5,329,436
Philip Morris International, Inc.	404,125	41,107,595

		46,437,031

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	833,589	2,541,508

TOTAL LONG-TERM INVESTMENTS (cost $1,049,996,423)		1,155,046,181

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $23,534,529; includes $16,089,059 of cash collateral received for securities on loan)(b)(w) (Note 4)	23,534,529	$23,534,529

TOTAL INVESTMENTS — 101.4% (cost $1,073,530,952)		1,178,580,710
Liabilities in excess of other assets — (1.4)%		(16,379,601)

NET ASSETS — 100.0%		$1,162,201,109

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,028,643; cash collateral of $16,089,059 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$74,400,210	$—	$—
Air Freight & Logistics	16,629,490	—	—
Auto Components	15,435,020	—	—
Automobiles	4,887,009	—	—
Banks	130,060,918	—	—
Beverages	—	13,073,760	—
Capital Markets	52,888,375	—	—
Chemicals	37,310,088	—	—
Commercial Services & Supplies	16,342,681	—	—
Consumer Finance	9,530,935	—	—
Containers & Packaging	5,628,880	—	—
Diversified Financial Services	18,586,464	—	—
Diversified Telecommunication Services	19,584,931	—	—
Electric Utilities	12,848,445	—	—
Electrical Equipment	11,007,283	—	—
Energy Equipment & Services	17,677,255	—	—
Food & Staples Retailing	18,786,773	—	—
Food Products	33,974,741	27,608,161	—
Health Care Equipment & Supplies	50,326,172	—	—
Health Care Providers & Services	19,000,757	—	—
Household Durables	4,080,997	—	—
Household Products	5,821,824	—	—
Industrial Conglomerates	43,038,740	—	—
Insurance	89,429,611	—	—
IT Services	61,664,729	—	—
Life Sciences Tools & Services	14,426,843	—	—
Machinery	34,807,389	—	—
Media	47,434,609	—	—
Multiline Retail	8,727,011	—	—
Oil, Gas & Consumable Fuels	48,799,910	—	—
Pharmaceuticals	88,627,894	6,128,671	—
Professional Services	2,350,234	—	—
Road & Rail	13,856,725	—	—
Semiconductors & Semiconductor Equipment	20,220,016	—	—
Software	7,938,005	—	—
Specialty Retail	3,126,086	—	—
Tobacco	46,437,031	—	—
Wireless Telecommunication Services	—	2,541,508	—
Affiliated Mutual Fund	23,534,529	—	—

Total	$1,129,228,610	$49,352,100	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	11.2%
Pharmaceuticals	8.2
Insurance	7.7
Aerospace & Defense	6.4
IT Services	5.3
Food Products	5.3
Capital Markets	4.6
Health Care Equipment & Supplies	4.3
Oil, Gas & Consumable Fuels	4.2
Media	4.1
Tobacco	4.0
Industrial Conglomerates	3.7
Chemicals	3.2
Machinery	3.0
Affiliated Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	2.0
Semiconductors & Semiconductor Equipment	1.7
Diversified Telecommunication Services	1.7
Health Care Providers & Services	1.6
Food & Staples Retailing	1.6

Diversified Financial Services	1.6%
Energy Equipment & Services	1.5
Air Freight & Logistics	1.4
Commercial Services & Supplies	1.4
Auto Components	1.3
Life Sciences Tools & Services	1.2
Road & Rail	1.2
Beverages	1.1
Electric Utilities	1.1
Electrical Equipment	1.0
Consumer Finance	0.8
Multiline Retail	0.8
Software	0.7
Household Products	0.5
Containers & Packaging	0.5
Automobiles	0.4
Household Durables	0.4
Specialty Retail	0.3
Wireless Telecommunication Services	0.2
Professional Services	0.2

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $16,028,643:
Unaffiliated investments (cost $1,049,996,423)	$1,155,046,181
Affiliated investments (cost $23,534,529)	23,534,529
Cash	17,679
Dividends receivable	1,592,392
Receivable for investments sold	707,689
Tax reclaim receivable	428,313
Receivable for fund share sold	386,091
Prepaid expenses	678

Total Assets	1,181,713,552

LIABILITIES:
Payable to broker for collateral for securities on loan	16,089,059
Payable for fund share repurchased	3,046,135
Advisory fees payable	298,891
Accrued expenses and other liabilities	46,824
Distribution fee payable	31,192
Affiliated transfer agent fee payable	342

Total Liabilities	19,512,443

NET ASSETS	$1,162,201,109

Net assets were comprised of:
Paid-in capital	$874,177,131
Retained earnings	288,023,978

Net assets, June 30, 2016	$1,162,201,109

Net asset value and redemption price per share, $1,162,201,109 / 72,214,723 outstanding shares of beneficial interest	$16.09

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $117,043 foreign withholding tax)	$9,576,929
Affiliated dividend income	80,140
Affiliated income from securities lending, net	55,223

9,712,292

EXPENSES
Advisory fees	2,594,053
Distribution fee	964,359
Custodian and accounting fees	68,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Loan interest expense	1,359
Miscellaneous	9,957

Total expenses	3,671,728

NET INVESTMENT INCOME (LOSS)	6,040,564

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	8,847,085
Foreign currency transactions	(20,536)

8,826,549

Net change in unrealized appreciation (depreciation) on:
Investments	36,622,450
Foreign currencies	473

36,622,923

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	45,449,472

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,490,036

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,040,564	$8,868,697
Net realized gain (loss) on investment and foreign currency transactions	8,826,549	39,041,355
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,622,923	(52,945,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,490,036	(5,035,508)

FUND SHARE TRANSACTIONS:
Fund share sold [38,679,012 and 5,179,028 shares, respectively]	601,932,556	78,864,668
Fund share repurchased [5,389,154 and 7,448,887 shares, respectively]	(78,875,686)	(112,588,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	523,056,870	(33,724,170)

CAPITAL CONTRIBUTIONS (NOTE 4)	27,311	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	574,574,217	(38,759,678)
NET ASSETS:
Beginning of period	587,626,892	626,386,570

End of period	$1,162,201,109	$587,626,892

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.5%
AAR Corp.	94,700	$2,210,298
B/E Aerospace, Inc.(a)	133,400	6,159,745
General Dynamics Corp.	40,900	5,694,916
Huntington Ingalls Industries, Inc.	29,400	4,940,082
Raytheon Co.	11,100	1,509,045
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	241,600	10,388,800
Textron, Inc.	137,400	5,023,344
Vectrus, Inc.*	4,744	135,157

		36,061,387

Airlines — 0.8%
Alaska Air Group, Inc.	36,500	2,127,585
American Airlines Group, Inc.	157,000	4,444,670

		6,572,255

Auto Components — 1.3%
Goodyear Tire & Rubber Co. (The)	192,100	4,929,286
Lear Corp.	50,700	5,159,232

		10,088,518

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	62,300	2,822,190

Banks — 6.5%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,081,950
BankUnited, Inc.	219,600	6,746,112
BB&T Corp.	109,700	3,906,417
CIT Group, Inc.	51,200	1,633,792
Comerica, Inc.	148,100	6,091,353
Fifth Third Bancorp	288,900	5,081,751
Huntington Bancshares, Inc.	857,600	7,666,944
KeyCorp	467,700	5,168,085
M&T Bank Corp.	45,000	5,320,350
PNC Financial Services Group, Inc. (The)	22,600	1,839,414
Regions Financial Corp.	651,600	5,545,116

		52,081,284

Biotechnology — 0.3%
United Therapeutics Corp.*	19,800	2,097,216

Capital Markets — 0.8%
Ameriprise Financial, Inc.	46,500	4,178,025
Ashford, Inc.*	470	23,500
State Street Corp.	42,300	2,280,816

		6,482,341

Chemicals — 3.1%
Ashland, Inc.	56,300	6,461,551
Cabot Corp.	77,800	3,552,348
Celanese Corp. (Class A Stock)	53,700	3,514,665
CF Industries Holdings, Inc.(a)	94,500	2,277,450
Eastman Chemical Co.	78,500	5,330,150
Huntsman Corp.	301,600	4,056,520
Ingevity Corp.*	2,370	80,675

		25,273,359

Commercial Services & Supplies — 3.2%
Covanta Holding Corp.(a)	430,700	7,085,015
Pitney Bowes, Inc.	205,300	3,654,340

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.	229,278	$3,879,384
Tetra Tech, Inc.	100,700	3,096,021
Tyco International PLC	182,400	7,770,240

		25,485,000

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	610,300	5,602,554
Harris Corp.	13,100	1,093,064
Juniper Networks, Inc.	128,400	2,887,716

		9,583,334

Construction & Engineering — 1.6%
Fluor Corp.	58,900	2,902,592
Tutor Perini Corp.*	113,100	2,663,505
Valmont Industries, Inc.	52,400	7,088,148

		12,654,245

Consumer Finance — 1.1%
Discover Financial Services	91,600	4,908,844
Navient Corp.	95,000	1,135,250
Nelnet, Inc. (Class A Stock)	76,900	2,672,275

		8,716,369

Containers & Packaging — 1.3%
Avery Dennison Corp.	75,127	5,615,743
Owens-Illinois, Inc.*	70,600	1,271,506
Sonoco Products Co.	60,500	3,004,430
WestRock Co.	14,220	552,731

		10,444,410

Electric Utilities — 4.7%
American Electric Power Co., Inc.	68,400	4,794,156
Edison International	180,100	13,988,367
Entergy Corp.	112,500	9,151,875
FirstEnergy Corp.	215,500	7,523,105
PPL Corp.	56,200	2,121,550

		37,579,053

Electronic Equipment, Instruments & Components — 2.7%
Flextronics International Ltd.*	523,500	6,177,300
Ingram Micro, Inc. (Class A Stock)	133,900	4,657,042
Itron, Inc.*	152,300	6,564,130
Tech Data Corp.*	59,100	4,246,335

		21,644,807

Energy Equipment & Services — 0.8%
Bristow Group, Inc.	41,000	467,810
Diamond Offshore Drilling, Inc.	148,200	3,605,706
Noble Corp. PLC	140,300	1,156,072
Oceaneering International, Inc.	39,900	1,191,414

		6,421,002

Food & Staples Retailing — 1.4%
Kroger Co. (The)	33,100	1,217,749
SUPERVALU, Inc.*	346,900	1,637,368
Whole Foods Market, Inc.	252,100	8,072,242

		10,927,359

Food Products — 2.2%
Archer-Daniels-Midland Co.	98,900	4,241,821
Bunge Ltd.	38,700	2,289,105
Sanderson Farms, Inc.	41,200	3,569,568

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	109,500	$7,313,505

		17,413,999

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	84,800	10,208,224

Health Care Providers & Services — 2.8%
Aetna, Inc.	34,700	4,237,911
Cigna Corp.	34,500	4,415,655
Community Health Systems, Inc.*	46,200	556,710
Kindred Healthcare, Inc.	147,957	1,670,434
Laboratory Corp. of America Holdings*	19,600	2,553,292
Owens & Minor, Inc.(a)	86,000	3,214,680
Quest Diagnostics, Inc.	48,533	3,951,071
Quorum Health Corp.*	11,550	123,701
Select Medical Holdings Corp.*	182,400	1,982,688

		22,706,142

Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.(a)	134,300	6,114,679
Wyndham Worldwide Corp.	46,000	3,276,580

		9,391,259

Household Durables — 0.9%
Ethan Allen Interiors, Inc.(a)	45,639	1,507,913
Whirlpool Corp.	33,900	5,649,096

		7,157,009

Independent Power & Renewable Electricity Producers — 1.7%
AES Corp.	1,092,700	13,636,896

Insurance — 7.2%
Aflac, Inc.	43,900	3,167,824
Allstate Corp. (The)	68,200	4,770,590
American Financial Group, Inc.	55,400	4,095,722
Aspen Insurance Holdings Ltd. (Bermuda)	71,100	3,297,618
Endurance Specialty Holdings Ltd.	82,280	5,525,925
Everest Re Group Ltd.	31,700	5,790,639
Hartford Financial Services Group, Inc. (The)	150,200	6,665,876
Lincoln National Corp.	119,200	4,621,384
Maiden Holdings Ltd.(a)	189,700	2,321,928
Principal Financial Group, Inc.	64,300	2,643,373
Universal Insurance Holdings, Inc.	131,900	2,450,702
Unum Group	186,100	5,916,119
Validus Holdings Ltd.	88,700	4,309,933
XL Group PLC (Ireland)	72,500	2,414,975

		57,992,608

IT Services — 3.3%
Amdocs Ltd.	152,700	8,813,844
Convergys Corp.	152,500	3,812,500
Teradata Corp.*(a)	348,029	8,725,087
Xerox Corp.	577,900	5,484,271

		26,835,702

Machinery — 2.4%
AGCO Corp.	65,500	3,087,015
Briggs & Stratton Corp.(a)	111,500	2,361,570
Cummins, Inc.	31,000	3,485,640
Meritor, Inc.*	225,000	1,620,000
Oshkosh Corp.	88,100	4,203,251
Trinity Industries, Inc.	135,300	2,512,521

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Wabash National Corp.*(a)	146,800	$1,864,360

		19,134,357

Media — 1.8%
CBS Corp. (Class B Stock)	103,900	5,656,316
Gannett Co., Inc.	46,949	648,366
Lions Gate Entertainment Corp.	139,700	2,826,131
TEGNA, Inc.	93,900	2,175,663
Viacom, Inc. (Class B Stock)	84,200	3,491,774

		14,798,250

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	3,529,710

Multiline Retail — 1.9%
Dillard’s, Inc. (Class A Stock)	41,600	2,520,960
Kohl’s Corp.(a)	193,402	7,333,804
Macy’s, Inc.	172,000	5,780,920

		15,635,684

Multi-Utilities — 2.4%
Ameren Corp.	44,700	2,395,026
CenterPoint Energy, Inc.	301,100	7,226,400
Public Service Enterprise Group, Inc.	215,100	10,025,811

		19,647,237

Oil, Gas & Consumable Fuels — 4.9%
Cabot Oil & Gas Corp.	245,300	6,314,022
Devon Energy Corp.	224,800	8,149,000
DHT Holdings, Inc.	209,700	1,054,791
Marathon Petroleum Corp.	139,600	5,299,216
ONEOK, Inc.	145,200	6,889,740
Ship Finance International Ltd. (Norway)(a)	124,700	1,838,078
Tesoro Corp.	69,700	5,221,924
Valero Energy Corp.	85,700	4,370,700

		39,137,471

Paper & Forest Products — 0.6%
Clearwater Paper Corp.*	39,228	2,564,334
Domtar Corp.	71,600	2,506,716

		5,071,050

Pharmaceuticals — 0.4%
Lannett Co., Inc.*	29,200	694,668
Mylan NV*	66,800	2,888,432

		3,583,100

Real Estate Investment Trusts (REITs) — 10.4%
Ashford Hospitality Prime, Inc.	25,065	354,419
Ashford Hospitality Trust, Inc.	198,300	1,064,871
Blackstone Mortgage Trust, Inc. (Class A Stock)	105,574	2,921,233
Brandywine Realty Trust	253,400	4,257,120
CBL & Associates Properties, Inc.	304,681	2,836,580
Colony Starwood Homes(a)	282,020	8,579,049
Corrections Corp. of America	210,904	7,385,858
Franklin Street Properties Corp.	320,400	3,931,308
Government Properties Income Trust(a)	62,200	1,434,332
Hospitality Properties Trust	160,300	4,616,640
Lexington Realty Trust	438,300	4,431,213
Mack-Cali Realty Corp.	211,500	5,710,500
MFA Financial, Inc.	357,400	2,598,298

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.(a)	74,000	$2,512,300
PennyMac Mortgage Investment Trust	124,800	2,025,504
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	3,455,016
Rouse Properties, Inc.	76,100	1,388,825
Select Income REIT	132,800	3,451,472
Senior Housing Properties Trust	227,886	4,746,865
Starwood Property Trust, Inc.	319,400	6,617,968
Summit Hotel Properties, Inc.	232,000	3,071,680
Sunstone Hotel Investors, Inc.	261,600	3,157,512
Two Harbors Investment Corp.	307,800	2,634,768

		83,183,331

Road & Rail — 1.1%
Avis Budget Group, Inc.*	103,800	3,345,474
Hertz Global Holdings, Inc.*	471,700	5,221,719

		8,567,193

Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc.*	321,928	1,851,086
ON Semiconductor Corp.*	445,700	3,931,074
Skyworks Solutions, Inc.	88,400	5,593,952

		11,376,112

Software — 3.6%
CA, Inc.	130,200	4,274,466
Cadence Design Systems, Inc.*	247,600	6,016,680
Check Point Software Technologies Ltd. (Israel)*	101,800	8,111,424
Nuance Communications, Inc.*	391,800	6,123,834
Symantec Corp.	201,504	4,138,892

		28,665,296

Specialty Retail — 3.3%
Best Buy Co., Inc.	294,411	9,008,977
Foot Locker, Inc.	42,000	2,304,120
GameStop Corp. (Class A Stock)	103,100	2,740,398
GNC Holdings, Inc. (Class A Stock)	176,600	4,289,614
Group 1 Automotive, Inc.(a)	31,030	1,531,641
Murphy USA, Inc.*	45,700	3,389,112
Office Depot, Inc.*	615,500	2,037,305
Outerwall, Inc.	29,200	1,226,400

		26,527,567

Technology Hardware, Storage & Peripherals — 1.9%
Lexmark International, Inc. (Class A Stock)	62,700	2,366,925
NCR Corp.*	131,200	3,643,424
Seagate Technology PLC	97,000	2,362,920
Western Digital Corp.	141,000	6,663,660

		15,036,929

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.*(a)	108,300	6,229,416

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.*	193,500	1,151,325
Radian Group, Inc.	180,083	1,876,465

		3,027,790

Trading Companies & Distributors — 1.3%
AerCap Holdings NV (Netherlands)*	213,000	7,154,670

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
Aircastle Ltd.	165,598	$3,239,097

		10,393,767

TOTAL LONG-TERM INVESTMENTS (cost $680,445,509)		763,820,228

SHORT-TERM INVESTMENTS — 9.0%
AFFILIATED MUTUAL FUND — 5.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $44,219,592; includes $42,995,595 of cash collateral for securities on loan)(b)(w) (Note 4)	44,219,592	44,219,592

UNAFFILIATED FUND — 3.5%
Goldman Sachs Financial Square Fund — Money Market Fund (cost $28,225,426)	28,225,426	28,225,426

TOTAL SHORT-TERM INVESTMENTS (cost $72,445,018)		72,445,018

TOTAL INVESTMENTS — 104.2% (cost $752,890,527)		836,265,246
Liabilities in excess of other assets — (4.2)%		(33,964,093)

NET ASSETS — 100.0%		$802,301,153

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,484,417; cash collateral of $42,995,595 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,061,387	$—	$—
Airlines	6,572,255	—	—
Auto Components	10,088,518	—	—
Automobiles	2,822,190	—	—
Banks	52,081,284	—	—
Biotechnology	2,097,216	—	—
Capital Markets	6,482,341	—	—
Chemicals	25,273,359	—	—
Commercial Services & Supplies	25,485,000	—	—
Communications Equipment	9,583,334	—	—
Construction & Engineering	12,654,245	—	—
Consumer Finance	8,716,369	—	—
Containers & Packaging	10,444,410	—	—
Electric Utilities	37,579,053	—	—
Electronic Equipment, Instruments & Components	21,644,807	—	—
Energy Equipment & Services	6,421,002	—	—
Food & Staples Retailing	10,927,359	—	—
Food Products	17,413,999	—	—
Health Care Equipment & Supplies	10,208,224	—	—
Health Care Providers & Services	22,706,142	—	—
Hotels, Restaurants & Leisure	9,391,259	—	—
Household Durables	7,157,009	—	—
Independent Power & Renewable Electricity Producers	13,636,896	—	—
Insurance	57,992,608	—	—
IT Services	26,835,702	—	—
Machinery	19,134,357	—	—
Media	14,798,250	—	—
Metals & Mining	3,529,710	—	—
Multiline Retail	15,635,684	—	—
Multi-Utilities	19,647,237	—	—
Oil, Gas & Consumable Fuels	39,137,471	—	—
Paper & Forest Products	5,071,050	—	—
Pharmaceuticals	3,583,100	—	—
Real Estate Investment Trusts (REITs)	83,183,331	—	—
Road & Rail	8,567,193	—	—
Semiconductors & Semiconductor Equipment	11,376,112	—	—
Software	28,665,296	—	—
Specialty Retail	26,527,567	—	—
Technology Hardware, Storage & Peripherals	15,036,929	—	—
Textiles, Apparel & Luxury Goods	6,229,416	—	—
Thrifts & Mortgage Finance	3,027,790	—	—
Trading Companies & Distributors	10,393,767	—	—
Affiliated Mutual Fund	44,219,592	—	—
Unaffiliated Fund	28,225,426	—	—

Total	$836,265,246	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Real Estate Investment Trusts (REITs)	10.4%
Insurance	7.2
Banks	6.5
Affiliated Mutual Fund (5.4% represents investments purchased with collateral from securities on loan)	5.5
Oil, Gas & Consumable Fuels	4.9
Electric Utilities	4.7
Aerospace & Defense	4.5
Software	3.6
Unaffiliated Fund	3.5
IT Services	3.3
Specialty Retail	3.3
Commercial Services & Supplies	3.2
Chemicals	3.1
Health Care Providers & Services	2.8
Electronic Equipment, Instruments & Components	2.7
Multi-Utilities	2.4
Machinery	2.4
Food Products	2.2
Multiline Retail	1.9
Technology Hardware, Storage & Peripherals	1.9
Media	1.8
Independent Power & Renewable Electricity Producers	1.7

Construction & Engineering	1.6%
Semiconductors & Semiconductor Equipment	1.4
Food & Staples Retailing	1.4
Containers & Packaging	1.3
Trading Companies & Distributors	1.3
Health Care Equipment & Supplies	1.3
Auto Components	1.3
Communications Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Consumer Finance	1.1
Road & Rail	1.1
Household Durables	0.9
Airlines	0.8
Capital Markets	0.8
Energy Equipment & Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Paper & Forest Products	0.6
Pharmaceuticals	0.4
Metals & Mining	0.4
Thrifts & Mortgage Finance	0.4
Automobiles	0.3
Biotechnology	0.3

104.2
Liabilities in excess of other assets	(4.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $42,484,417:
Unaffiliated investments (cost $708,670,935)	$792,045,654
Affiliated investments (cost $44,219,592)	44,219,592
Receivable for investments sold	5,031,632
Receivable for fund share sold	2,476,231
Dividends receivable	1,883,469
Receivable from affiliate	457,567
Tax reclaim receivable	1,677
Prepaid expenses	9,126

Total Assets	846,124,948

LIABILITIES:
Payable to broker for collateral for securities on loan	42,995,595
Payable for investments purchased	353,409
Advisory fees payable	277,368
Payable for fund share repurchased	119,474
Accrued expenses and other liabilities	56,004
Distribution fee payable	21,603
Affiliated transfer agent fee payable	342

Total Liabilities	43,823,795

NET ASSETS	$802,301,153

Net assets were comprised of:
Paid-in capital	$417,767,376
Retained earnings	384,533,777

Net assets, June 30, 2016	$802,301,153

Net asset value and redemption price per share, $802,301,153 / 29,803,017 outstanding shares of beneficial interest	$26.92

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $1,886 foreign withholding tax)	$8,026,889
Affiliated income from securities lending, net	313,433
Affiliated dividend income	35,696

8,376,018

EXPENSES
Advisory fees	2,769,305
Distribution fee	958,089
Custodian and accounting fees	70,000
Audit fee	12,000
Loan interest expense	10,456
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	9,807

Total expenses	3,855,657
Less: advisory fee waivers and/or expense reimbursement	(11,497)

Net expenses	3,844,160

NET INVESTMENT INCOME (LOSS)	4,531,858

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	17,221,491

Net change in unrealized appreciation (depreciation) on:
Investments	(1,236,829)
Foreign currencies	(329)

(1,237,158)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	15,984,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,516,191

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,531,858	$13,315,195
Net realized gain (loss) on investment and foreign currency transactions	17,221,491	109,491,019
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,237,158)	(173,328,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,516,191	(50,521,999)

FUND SHARE TRANSACTIONS:
Fund share sold [3,802,086 and 1,841,904 shares, respectively]	97,703,714	50,206,875
Fund share repurchased [5,215,803 and 6,743,320 shares, respectively]	(126,906,190)	(182,694,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(29,202,476)	(132,487,509)

CAPITAL CONTRIBUTIONS (NOTE 4)	762,612	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,923,673)	(183,009,508)
NET ASSETS:
Beginning of period	810,224,826	993,234,334

End of period	$802,301,153	$810,224,826

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 92.2%	Shares	Value (Note 2)
Argentina — 0.8%
Adecoagro SA*	33,500	$367,495
Arcos Dorados Holdings, Inc. (Class A Stock)*	122,900	586,233
Banco Macro SA, ADR	2,190	162,542
BBVA Banco Frances SA, ADR	5,600	115,528
Grupo Financiero Galicia SA, ADR	6,230	190,264
MercadoLibre, Inc.	3,300	464,211
Pampa Energia SA, ADR*	20,000	546,800
Petrobras Argentina SA (Class B Stock)	96,144	60,262
Petrobras Argentina SA, ADR	17,039	107,005
Telecom Argentina SA, ADR	21,430	392,812
Transportadora de Gas del Sur SA (Class B Stock), ADR	32,130	216,878

		3,210,030

Bahrain — 0.7%
Ahli United Bank BSC	1,987,424	1,251,195
Al Salam Bank-Bahrain BSC	2,459,694	605,440
GFH Financial Group BSC*	3,095,354	688,624
Ithmaar Bank BSC*	2,412,364	284,760

		2,830,019

Botswana — 0.5%
Barclays Bank of Botswana Ltd.(g)	272,230	115,833
Botswana Insurance Holdings Ltd.(g)	123,564	188,615
First National Bank of Botswana Ltd.^(g)	885,555	276,706
Letshego Holdings Ltd.^	1,667,377	381,548
Sechaba Breweries Holdings Ltd.^(g)	401,237	1,069,425
Standard Chartered Bank Botswana Ltd.(g)	91,217	67,901

		2,100,028

Brazil — 3.8%
AES Tiete Energia SA, UTS	26,800	123,058
Ambev SA	35,600	211,120
AMBEV SA, ADR	184,800	1,092,168
Banco do Brasil SA	40,075	212,083
BM&FBovespa SA	51,799	287,351
BR Malls Participacoes SA*	43,030	173,068
BRF SA	33,460	467,167
CCR SA	141,700	741,076
CETIP SA – Mercados Organizados	7,300	99,195
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,200	360,192
Cia de Saneamento de Minas
Gerais-COPASA	8,300	76,378
Cia Energetica de Minas Gerais, ADR	109,396	241,765
Cia Hering	15,600	71,971
Cia Paranaense de Energia, ADR	15,400	138,292
Cia Siderurgica Nacional SA*	72,200	174,864
Cielo SA	213,214	2,240,127
Cosan SA Industria e Comercio	13,500	139,904
CPFL Energia SA	—	1
CPFL Energia SA, ADR	35,692	458,998
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	132,597
EcoRodovias Infraestrutura e Logistica SA*	22,700	59,006
EDP – Energias do Brasil SA	29,400	124,655
Embraer SA, ADR	23,900	519,108
Equatorial Energia SA	19,300	292,777

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Estacio Participacoes SA	47,000	$247,415
Even Construtora e Incorporadora SA	70,900	84,092
Fibria Celulose SA	23,400	157,345
Hypermarcas SA	15,200	110,015
Iochpe Maxion SA	19,300	82,432
JBS SA	40,567	126,286
Klabin SA, UTS	40,300	192,197
Kroton Educacional SA	164,000	692,800
Light SA	26,100	91,650
Localiza Rent A Car SA	22,615	241,828
Lojas Renner SA	61,000	451,381
Marfrig Global Foods SA*	48,640	84,340
MRV Engenharia e Participacoes SA	45,600	151,749
Multiplan Empreendimentos Imobiliarios SA	7,700	144,302
Natura Cosmeticos SA	10,300	81,732
Odontoprev SA	115,800	478,369
Qualicorp SA	92,300	537,025
Raia Drogasil SA	10,600	209,472
Rumo Logistica Operadora Multimodal SA*	31,557	48,333
Smiles SA	6,100	91,112
TIM Participacoes SA	272,333	572,253
TOTVS SA	37,600	354,779
Tractebel Energia SA	21,900	261,248
Ultrapar Participacoes SA	34,500	762,538
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,100	93,989
WEG SA	120,860	516,579

		15,302,182

Bulgaria — 0.2%
CB First Investment Bank AD*(g)	155,563	204,746
Central Cooperative Bank AD*(g)	87,402	49,967
Chimimport AD*	265,946	191,007
Corporate Commercial Bank AD*^(g)	3,940	—
Industrial Holding Bulgaria PLC*^(g)	72,512	37,023
MonBat AD(g)	48,227	201,915
Olovno Tzinkov Komplex AD*^(g)	9,086	—
Petrol AD*^(g)	90,727	16,985
Sopharma AD Sofia(g)	197,237	292,045

		993,688

Chile — 2.9%
AES Gener SA	227,462	111,402
Aguas Andinas SA (Class A Stock)	196,650	112,902
Almendral SA*	2,165,647	132,516
AntarChile SA	29,805	272,439
Banco de Chile	4,846,730	518,303
Banco de Credito e Inversiones	5,663	245,472
Banco Santander Chile	6,302,356	304,608
Banmedica SA	190,859	346,033
Cencosud SA	262,569	748,265
Cia Cervecerias Unidas SA, ADR	14,950	348,933
Colbun SA	772,001	186,960
Embotelladora Andina SA (Class B Stock), ADR	9,150	193,980
Empresa Nacional de Electricidad SA	315,372	291,607
Empresa Nacional de Telecomunicaciones SA*	57,950	525,326
Empresas CMPC SA	369,698	765,844
Empresas COPEC SA	148,822	1,304,125

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chile (continued)
Endesa Americas SA	315,372	$145,327
Enersis Americas SA	1,563,372	267,949
Enersis Chile SA	1,563,372	184,239
Engie Energia Chile SA	49,355	83,890
Forus SA	18,500	55,902
Itau CorpBanca	26,181,273	222,266
Latam Airlines Group SA, ADR*(a)	92,783	612,368
Parque Arauco SA	60,200	121,605
Quinenco SA	97,600	189,486
Ripley Corp. SA	146,630	72,886
SACI Falabella	174,209	1,326,028
Salfacorp SA	108,740	67,688
Sigdo Koppers SA	133,519	171,469
Sociedad Quimica y Minera de Chile SA, ADR	25,800	637,776
SONDA SA	345,770	629,504
Vina Concha y Toro SA	139,650	220,486

		11,417,584

China — 7.9%
3SBio, Inc.*	241,500	249,199
AAC Technologies Holdings, Inc.	12,500	106,864
Agricultural Bank of China Ltd. (Class H Stock)	303,000	111,330
Air China Ltd. (Class H Stock)	142,000	97,624
Alibaba Group Holding Ltd., ADR*(a)	4,100	326,073
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	337,717
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	445,506
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	120,170
Baidu, Inc., ADR*	3,300	544,995
Bank of China Ltd. (Class H Stock)	816,000	327,957
Bank of Communications Co. Ltd. (Class H Stock)	227,800	144,906
BBMG Corp. (Class H Stock)	684,000	206,302
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	159,010
Beijing Enterprises Holdings Ltd.	29,000	164,406
Beijing Enterprises Water Group Ltd.	526,000	318,541
Brilliance China Automotive Holdings Ltd.	350,000	361,367
BYD Co. Ltd. (Class H Stock)*	59,000	356,261
CGN Power Co. Ltd. (Class H Stock)	1,231,000	344,054
China Agri-Industries Holdings Ltd.*	804,000	264,711
China Biologic Products, Inc.*	1,800	191,376
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	109,492
China Coal Energy Co. Ltd. (Class H Stock)*	437,000	228,964
China Communications Construction Co. Ltd. (Class H Stock)	229,000	248,256
China Communications Services Corp. Ltd. (Class H Stock)	396,000	207,548
China Construction Bank Corp. (Class H Stock)	938,670	625,753
China Everbright Ltd.	32,000	62,090
China Hongqiao Group Ltd.	274,000	184,680
China Life Insurance Co. Ltd. (Class H Stock)	75,000	161,709

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	$329,747
China Medical System Holdings Ltd.	165,000	252,883
China Mengniu Dairy Co. Ltd.	316,000	552,814
China Merchants Bank Co. Ltd. (Class H Stock)*	58,769	132,590
China Merchants Holdings International Co. Ltd.	114,000	305,178
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	91,607
China Mobile Ltd.	234,000	2,703,686
China National Building Material Co. Ltd. (Class H Stock)	516,000	226,933
China Oilfield Services Ltd. (Class H Stock)	138,000	107,218
China Overseas Land & Investment Ltd.	38,720	123,434
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	149,800
China Petroleum & Chemical Corp. (Class H Stock)	1,157,000	836,070
China Power International Development Ltd.	478,000	176,447
China Railway Group Ltd. (Class H Stock)*	363,000	272,826
China Resources Beer Holdings Company Ltd.	178,000	389,062
China Resources Gas Group Ltd.	88,000	267,620
China Resources Land Ltd.	54,444	128,295
China Resources Power Holdings Co. Ltd.	187,400	281,241
China Shanshui Cement Group Ltd.*^(g)	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	384,070
China Shipping Container Lines Co. Ltd. (Class H Stock)*	683,000	142,599
China Shipping Development Co. Ltd. (Class H Stock)	194,000	110,257
China Taiping Insurance Holdings Co. Ltd.*	39,800	74,898
China Telecom Corp. Ltd. (Class H Stock)	532,000	239,249
China Unicom Hong Kong Ltd.	262,052	273,252
China Vanke Co. Ltd. (Class H Stock)	27,100	53,517
China Yurun Food Group Ltd.*	741,000	111,468
China Zhongwang Holdings Ltd.	218,800	97,805
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	285,345
CITIC Ltd.	237,000	346,453
CNOOC Ltd. (Class H Stock)	874,000	1,090,944
COSCO Pacific Ltd.	252,000	251,603
Country Garden Holdings Co. Ltd.	177,831	75,206
CSPC Pharmaceutical Group Ltd.	360,000	321,647
Ctrip.com International Ltd., ADR*	12,900	531,480
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	249,900
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	339,405
Golden Eagle Retail Group Ltd.	242,000	269,878
Guangdong Investment Ltd.	306,000	467,134
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	225,491
Hengan International Group Co. Ltd.	73,000	611,429
Huaneng Power International, Inc. (Class H Stock)	488,000	303,107
Huaneng Renewables Corp. Ltd. (Class H Stock)	432,000	144,588

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	718,000	$400,406
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)*	107,484	80,720
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	223,438
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	248,016
Kunlun Energy Co. Ltd.	230,000	191,402
Lenovo Group Ltd.	112,000	68,077
Li Ning Co. Ltd.*	350,979	171,780
Luye Pharma Group Ltd.*	200,500	123,455
NetEase, Inc., ADR	1,700	328,474
New Oriental Education & Technology Group, Inc., ADR	16,800	703,584
PetroChina Co. Ltd. (Class H Stock)	962,000	663,047
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	78,832
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	43,500	192,734
Qinqin Foodstuffs Group Cayman Co. Ltd.*(g)	14,600	18,349
Real Gold Mining Ltd.*^(g)	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	236,000	135,233
Shanghai Electric Group Co. Ltd. (Class H Stock)*	214,000	90,543
Shanghai Industrial Holdings Ltd.	85,000	193,240
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)*	152,300	337,707
SINA Corp.*	2,000	103,740
Sino-Ocean Group Holding Ltd.	161,500	70,310
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	544,000	250,303
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,177,865
Sohu.com, Inc.*	1,600	60,576
Tencent Holdings Ltd.	60,900	1,397,026
Tingyi Cayman Islands Holding Corp.	192,000	182,316
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	104,300
Want Want China Holdings Ltd.	753,400	533,347
Weichai Power Co. Ltd. (Class H Stock)	104,000	107,081
Yangzijiang Shipbuilding Holdings Ltd.	330,000	221,333
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	329,263
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	195,683
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	140,012
Zhongsheng Group Holdings Ltd.	270,000	147,365
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	501,177
ZTE Corp. (Class H Stock)	132,729	168,825

		31,274,596

Colombia — 1.2%
Almacenes Exito SA	63,617	309,278
Banco de Bogota SA	12,177	243,884
Bancolombia SA	29,008	235,570
Bancolombia SA, ADR	12,000	419,040
Celsia SA ESP	124,720	164,393
Cementos Argos SA	63,127	257,187
Corp Financiera Colombiana SA	12,011	157,494

COMMON STOCKS (continued)	Shares	Value (Note 2)
Colombia (continued)
Ecopetrol SA, ADR*(a)	81,200	$776,272
Empresa de Energia de Bogota SA	546,044	333,697
Empresa de Telecomunicaciones de Bogota*	321,215	64,554
Grupo Argos SA	54,106	347,879
Grupo Aval Acciones y Valores SA	531,452	211,062
Grupo de Inversiones Suramericana SA	29,045	381,648
Grupo Nutresa SA	69,696	596,534
Grupo Odinsa SA*^	25,472	78,486
Interconexion Electrica SA ESP	116,700	356,388

		4,933,366

Croatia — 0.6%
Atlantic Grupa dd	912	108,825
Atlantska Plovidba dd*	2,227	44,218
Ericsson Nikola Tesla dd(g)	1,376	203,321
Hrvatski Telekom dd	27,411	571,568
Koncar-Elektroindustrija dd*^	2,137	200,595
Ledo dd	122	175,025
Podravka Prehrambena Ind dd*(g)	3,546	172,592
Valamar Riviera dd(g)	152,459	559,316
Zagrebacka Banka dd*(g)	51,700	298,943

		2,334,403

Czech Republic — 1.0%
CEZ A/S	85,776	1,463,341
Komercni Banka A/S	39,955	1,498,076
Pegas Nonwovens SA(g)	15,863	519,493
Philip Morris CR A/S	800	405,320
Unipetrol A/S	17,874	128,197

		4,014,427

Egypt — 0.2%
Global Telecom Holding SAE, GDR*	343,100	617,580

Estonia — 0.5%
Merko Ehitus A/S^	9,442	82,883
Olympic Entertainment Group A/S*(g)	263,501	567,298
Tallink Grupp AS	485,209	492,155
Tallinna Kaubamaja Grupp A/S(g)	68,345	514,996
Tallinna Vesi A/S (Class A Stock)(g)	33,851	514,658

		2,171,990

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	230,714
Ghana Commercial Bank Ltd.(g)	1,190,800	924,338
Standard Chartered Bank Ghana Ltd.(g)	78,000	280,839

		1,435,891

Greece — 1.3%
Aegean Airlines SA	12,691	87,722
Aegean Marine Petroleum Network, Inc.(a)	14,800	81,400
Alpha Bank AE*	59,786	112,025
Athens Water Supply & Sewage Co. SA (The)	47,093	290,052
Costamare, Inc.	18,300	140,361
Diana Shipping, Inc.*(a)	50,500	122,715
DryShips, Inc.*	30,784	17,331
Ellaktor SA*	85,344	126,535
Eurobank Ergasias SA*	85,144	53,898
FF Group*	5,816	108,239

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Greece (continued)
GEK Terna Holding Real Estate Construction SA*	47,389	$93,515
Grivalia Properties REIC AE, REIT	15,587	122,277
Hellenic Exchanges – Athens Stock Exchange SA	28,659	137,434
Hellenic Petroleum SA*	27,540	117,073
Hellenic Telecommunications Organization SA	99,168	906,071
Intralot SA-Integrated Lottery Systems & Services*	40,700	41,143
JUMBO SA*	21,510	282,981
Metka SA	12,200	96,533
Motor Oil Hellas Corinth Refineries SA	22,778	247,472
Mytilineos Holdings SA*	45,865	195,045
National Bank of Greece SA*	1,176,559	261,021
OPAP SA	48,550	338,372
Public Power Corp. SA	141,144	388,603
Terna Energy SA	44,714	119,588
Titan Cement Co. SA	30,122	618,419
Tsakos Energy Navigation Ltd.	22,400	105,056

		5,210,881

Hong Kong — 0.6%
China Gas Holdings Ltd.	212,000	324,502
China High Speed Transmission Equipment Group Co. Ltd.	165,000	132,934
China Overseas Property Holdings Ltd.	420,240	62,536
Huabao International Holdings Ltd.*	313,000	111,765
Kingboard Chemical Holdings Ltd.	165,000	328,934
Lee & Man Paper Manufacturing Ltd.	287,000	214,411
Nine Dragons Paper Holdings Ltd.	289,000	221,574
Shimao Property Holdings Ltd.	42,000	53,399
Sino Biopharmaceutical Ltd.	798,000	523,746
WH Group Ltd.	578,000	457,773

		2,431,574

Hungary — 1.0%
Magyar Telekom Telecommunications PLC	381,220	597,906
MOL Hungarian Oil & Gas PLC	22,289	1,290,332
OTP Bank PLC	51,481	1,152,010
Richter Gedeon Nyrt	56,774	1,129,240

		4,169,488

India — 6.0%
ACC Ltd.	6,400	153,555
Adani Ports & Special Economic Zone Ltd.*	86,589	266,505
Adani Power Ltd.*	177,209	80,383
Ambuja Cements Ltd.	73,500	278,393
Apollo Hospitals Enterprise Ltd.	7,700	150,425
Ashok Leyland Ltd.*	101,023	147,727
Asian Paints Ltd.	24,250	361,027
Aurobindo Pharma Ltd.*	18,200	200,777
Axis Bank Ltd.	27,543	218,862
Bajaj Auto Ltd.	6,350	253,677
Bharat Heavy Electricals Ltd.	106,120	201,643
Bharat Petroleum Corp. Ltd.	10,000	159,118
Bharti Airtel Ltd.*	228,136	1,243,069
Bharti Infratel Ltd.	94,195	482,661
Bosch Ltd.	663	222,866
Cipla Ltd.	29,550	219,938

COMMON STOCKS (continued)	Shares	Value (Note 2)
India (continued)
Coal India Ltd.	76,370	$354,920
Colgate-Palmolive India Ltd.	12,900	176,042
Container Corp. of India Ltd.	6,498	138,018
Crompton Greaves Consumer Electricals Ltd.*	59,700	127,148
Crompton Greaves Ltd.*	59,700	65,447
Dabur India Ltd.	43,900	201,088
Divi’s Laboratories Ltd.	9,319	153,591
Dr. Reddy’s Laboratories Ltd.	5,625	283,709
Eicher Motors Ltd.	1,045	298,493
GAIL India Ltd.*	62,161	355,735
Glenmark Pharmaceuticals Ltd.	11,924	141,667
Godrej Consumer Products Ltd.	11,200	266,820
Havells India Ltd.	41,500	221,845
HCL Technologies Ltd.	18,540	201,244
HDFC Bank Ltd.	22,548	394,244
Hero MotoCorp Ltd.	8,000	377,826
Hindalco Industries Ltd.	83,000	152,214
Hindustan Unilever Ltd.	48,190	642,784
Housing Development Finance Corp. Ltd.	37,870	705,539
ICICI Bank Ltd., ADR	36,500	262,070
Idea Cellular Ltd.	206,360	327,005
IDFC Ltd.	104,784	74,088
IFCI Ltd.*	182,664	72,685
Indian Oil Corp. Ltd.*	32,439	212,292
IndusInd Bank Ltd.	8,505	140,548
Infosys Ltd., ADR	55,220	985,677
ITC Ltd.	125,940	689,508
Jindal Steel & Power Ltd.*	108,435	109,814
JSW Energy Ltd.	94,200	117,203
JSW Steel Ltd.	6,700	145,850
Kotak Mahindra Bank Ltd.	19,984	226,670
Larsen & Toubro Ltd., GDR, RegS	19,393	429,846
LIC Housing Finance Ltd.	17,455	128,459
Lupin Ltd.	15,969	365,329
Mahindra & Mahindra Ltd., GDR	20,700	438,840
Maruti Suzuki India Ltd.	5,794	360,191
Nestle India Ltd.	2,600	250,910
NHPC Ltd.	226,173	84,494
NTPC Ltd.	320,272	743,307
Oil & Natural Gas Corp. Ltd.*	82,698	266,025
Oil India Ltd.	13,082	68,481
Power Grid Corp. of India Ltd.*	240,908	583,289
Rajesh Exports Ltd.	8,600	55,152
Reliance Communications Ltd.*	157,500	119,386
Reliance Industries Ltd.	15,449	222,539
Reliance Industries Ltd., GDR, 144A	34,291	979,008
Reliance Infrastructure Ltd.	30,200	245,115
Reliance Power Ltd.	163,449	124,635
Siemens Ltd.	18,100	351,987
State Bank of India	21,736	70,806
State Bank of India, GDR, RegS	4,133	131,016
Steel Authority of India Ltd.*	221,400	149,533
Sun Pharmaceutical Industries Ltd.	64,374	729,897
Suzlon Energy Ltd.*	890,100	230,711
Tata Communications Ltd.	10,702	76,482
Tata Consultancy Services Ltd.	14,476	548,628
Tata Motors Ltd., ADR*	9,690	335,952
Tata Power Co. Ltd.	193,885	211,120
Tata Steel Ltd.	44,690	214,340

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
India (continued)
Tech Mahindra Ltd.	21,808	$163,945
Titan Co. Ltd.	45,100	272,009
UltraTech Cement Ltd.	6,137	311,037
United Spirits Ltd.*	6,426	238,431
UPL Ltd.*	39,272	321,189
Vedanta Ltd.	166,972	329,695
Wipro Ltd.	28,564	236,752
WNS Holdings Ltd., ADR*	1,700	45,900
Zee Entertainment Enterprises Ltd.	35,088	238,170

		23,935,016

Indonesia — 3.0%
Adaro Energy Tbk PT	10,778,900	700,504
AKR Corporindo Tbk PT	523,500	254,202
Astra Agro Lestari Tbk PT*	44,000	49,362
Astra International Tbk PT	1,740,900	981,453
Bank Central Asia Tbk PT	465,300	471,143
Bank Danamon Indonesia Tbk PT	301,900	81,118
Bank Mandiri Persero Tbk PT	444,300	321,520
Bank Negara Indonesia Persero Tbk PT	227,400	90,116
Bank Rakyat Indonesia Persero Tbk PT	447,200	367,971
Berlian Laju Tanker Tbk PT*^(g)	6,511,500	—
Charoen Pokphand Indonesia Tbk PT	573,700	164,228
Energi Mega Persada Tbk PT*(g)	23,809,500	90,102
Gudang Garam Tbk PT	54,900	287,247
Hanson International Tbk PT*	2,095,800	124,622
Indo Tambangraya Megah Tbk PT	145,000	103,670
Indocement Tunggal Prakarsa Tbk PT	331,500	426,321
Indofood CBP Sukses Makmur Tbk PT	180,800	237,682
Indofood Sukses Makmur Tbk PT	560,700	308,508
Indosat Tbk PT*	180,700	87,187
Jasa Marga Persero Tbk PT	731,000	293,263
Kalbe Farma Tbk PT	8,458,000	984,285
Lippo Karawaci Tbk PT	978,200	84,980
Matahari Department Store Tbk PT	239,000	364,262
Mitra Keluarga Karyasehat Tbk PT	1,121,000	234,185
Pembangunan Perumahan Persero Tbk PT	478,700	141,892
Perusahaan Gas Negara Persero Tbk PT	3,754,500	669,454
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	66,090
Semen Indonesia Persero Tbk PT	739,800	526,945
Sigmagold Inti Perkasa Tbk PT*	3,222,800	98,565
Siloam International Hospitals Tbk PT*	135,800	119,394
Surya Citra Media Tbk PT	503,100	126,422
Tambang Batubara Bukit Asam Persero Tbk PT	490,400	288,495
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,368,163
Tower Bersama Infrastructure Tbk PT	271,100	135,898
Unilever Indonesia Tbk PT	115,800	395,773
United Tractors Tbk PT	364,300	411,028
Vale Indonesia Tbk PT*	1,106,500	154,228
Waskita Karya Persero Tbk PT	1,540,000	298,960
XL Axiata Tbk PT*	249,800	69,445

		11,978,683

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	9,726	311,122
Arab Bank PLC	129,816	1,116,722
Arab Potash (The)(g)	10,922	264,192
Bank of Jordan	26,353	81,773

COMMON STOCKS (continued)	Shares	Value (Note 2)
Jordan (continued)
Cairo Amman Bank*	58,604	$159,527
Capital Bank of Jordan*(g)	113,533	144,118
Jordan Ahli Bank	68,614	113,169
Jordan Dubai Islamic Bank	61,327	106,392
Jordan Islamic Bank	17,196	83,031
Jordan Petroleum Refinery Co.	66,139	304,416
Jordan Telecommunications Co. PSC(g)	15,279	46,433
Jordanian Electric Power Co.(g)	56,081	188,254

		2,919,149

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS*	120,635	591,111
Kazkommertsbank JSC, GDR, RegS*(g)	194,400	309,096
KazMunaiGas Exploration Production JSC, GDR, RegS*	59,467	427,568
KCell JSC, GDR, RegS	139,661	474,847

		1,802,622

Kenya — 0.7%
ARM Cement Ltd.	264,000	83,561
Bamburi Cement Co. Ltd.	39,100	65,747
Barclays Bank of Kenya Ltd.	857,300	81,326
British American Tobacco Kenya Ltd.^	15,800	130,495
Co-operative Bank of Kenya Ltd. (The)	602,399	96,229
Diamond Trust Bank Kenya Ltd.	63,910	104,304
East African Breweries Ltd.	202,800	557,650
Equity Group Holdings Ltd.	816,900	311,085
KCB Group Ltd.	908,240	303,720
KenolKobil Ltd. Group	760,000	78,370
Kenya Power & Lighting Ltd.(g)	1,059,105	103,776
Nation Media Group Ltd.(g)	61,900	92,342
Safaricom Ltd.	4,272,800	753,257
Standard Chartered Bank Kenya Ltd.	44,331	85,505

		2,847,367

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	261,311	407,828
Al Ahli Bank of Kuwait KSCP	112,009	122,703
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	116,690
Boubyan Bank KSCP	81,673	102,836
Boubyan Petrochemicals Co. KSCP	189,193	325,979
Burgan Bank SAK	95,050	102,497
Commercial Bank of Kuwait KPSC	65,998	90,753
Gulf Bank KSCP	216,627	166,526
Gulf Cable & Electrical Industries Co. KSCP*	67,500	85,489
Jazeera Airways Co. KSC	39,355	117,361
Kuwait Cement Co. KSC(g)	91,882	117,212
Kuwait Finance House KSCP	380,947	575,148
Kuwait Food Co. Americana SAK	54,036	444,033
Kuwait International Bank KSCP	108,105	65,264
Kuwait Portland Cement Co. KSC	23,372	73,703
Kuwait Projects Co. Holding KSCP	119,856	199,369
Mabanee Co. SAKC	62,499	155,316
Mezzan Holding Co. KSCC	66,639	238,559
Mobile Telecommunications Co. KSC	798,891	887,460
National Bank of Kuwait SAKP	338,500	661,728
National Gulf Holding*^(g)	71,868	—

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Kuwait (continued)
National Industries Group Holding SAK	488,867	$184,687
Qurain Petrochemical Industries Co. KSC	307,410	197,606
Sultan Center Food Products Co. KSC*	226,000	41,186
VIVA Kuwait Telecom Co.*	51,793	159,601

		5,639,534

Latvia — 0.1%
Grindeks A/S*(g)	52,160	240,276
Latvian Shipping Co. JSC*(g)	332,621	168,691

		408,967

Lebanon — 0.2%
Bank Audi SAL^	72,521	449,630
Byblos Bank SAL	78,766	128,389
Solidere, GDR, RegS(g)	27,974	265,753

		843,772

Lithuania — 0.3%
Apranga PVA(g)	78,286	217,196
Klaipedos Nafta AB(g)	513,391	295,871
Pieno Zvaigzdes(g)	111,220	160,455
Rokiskio Suris(g)	145,010	223,686
Siauliu Bankas AB	677,904	247,178

		1,144,386

Malaysia — 2.8%
AirAsia Bhd	263,500	170,607
Alliance Financial Group Bhd	116,300	116,432
AMMB Holdings Bhd	77,300	85,311
Astro Malaysia Holdings Bhd	161,800	117,592
Axiata Group Bhd	305,925	428,177
Berjaya Corp. Bhd	807,700	71,297
Berjaya Sports Toto Bhd	143,387	108,123
Boustead Holdings Bhd	76,360	51,330
British American Tobacco Malaysia Bhd	13,000	169,937
Bumi Armada Bhd	1,242,550	224,446
CIMB Group Holdings Bhd	140,500	152,823
Dialog Axiata PLC	2,264,888	161,722
Dialog Group Bhd	186,120	71,249
DiGi.Com Bhd	295,100	350,244
Felda Global Ventures Holdings Bhd	303,600	114,136
Gamuda Bhd	75,600	91,136
Genting Bhd	156,800	319,386
Genting Malaysia Bhd	297,700	329,157
Globetronics Technology Bhd	78,600	65,079
Hartalega Holdings Bhd	124,500	133,718
Hong Leong Bank Bhd	17,100	56,092
Hong Leong Financial Group Bhd	23,500	85,754
IHH Healthcare Bhd	452,900	741,446
IJM Corp. Bhd	117,280	101,582
Inari Amertron Bhd	126,400	93,307
IOI Corp. Bhd	216,246	232,376
IOI Properties Group Bhd	123,472	71,973
KNM Group Bhd*	696,300	71,313
Kossan Rubber Industries Bhd	77,800	132,191
Kuala Lumpur Kepong Bhd	34,600	200,110
Lafarge Malaysia Bhd	110,500	214,614
Magnum Bhd	177,450	101,237
Malayan Banking Bhd	145,650	294,629
Malaysia Airports Holdings Bhd	32,100	48,828
Malaysian Resources Corp. Bhd	52,000	13,732

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
Maxis Bhd	122,900	$179,705
MISC Bhd	68,900	127,494
MMC Corp. Bhd	182,200	91,118
My EG Services Bhd	578,200	282,811
Parkson Holdings Bhd*	210,707	42,335
Petronas Chemicals Group Bhd	485,100	795,364
Petronas Dagangan Bhd	89,400	518,904
Petronas Gas Bhd	36,200	198,148
PPB Group Bhd	51,100	209,935
Press Metal Bhd	196,000	179,688
Public Bank Bhd	40,337	194,362
QL Resources Bhd	83,500	91,010
RHB Bank Bhd	79,687	101,374
SapuraKencana Petroleum Bhd	805,405	295,960
Silverlake Axis Ltd.	423,500	162,536
Sime Darby Bhd	118,300	222,883
Telekom Malaysia Bhd	143,300	241,196
Tenaga Nasional Bhd	199,000	696,786
Top Glove Corp. Bhd	117,300	133,841
UMW Holdings Bhd	47,000	66,983
Unisem M Bhd	193,400	115,433
VS Industry Bhd	367,500	107,929
WCT Holdings Bhd	210,917	78,741
YTL Corp. Bhd	437,841	181,728
YTL Power International Bhd	325,300	113,772

		11,221,122

Mauritius — 0.7%
ENL Land Ltd.(g)	178,996	202,262
Lux Island Resorts Ltd.(g)	171,873	276,242
MCB Group Ltd.	174,992	1,036,589
New Mauritius Hotels Ltd.	524,747	297,583
Omnicane Ltd.(g)	61,013	107,055
Phoenix Beverages Ltd.(g)	28,812	296,047
Rogers & Co. Ltd.(g)	269,470	211,824
SBM Holdings Ltd.(g)	23,847,771	421,788

		2,849,390

Mexico — 5.5%
Alfa SAB de CV (Class A Stock)	640,000	1,100,240
Alsea SAB de CV	101,500	386,401
America Movil SAB de CV (Class L Stock)	127,190	78,196
America Movil SAB de CV (Class L Stock), ADR	239,300	2,933,818
Arca Continental SAB de CV	55,399	397,587
Bolsa Mexicana de Valores SAB de CV	318,800	491,211
Cemex SAB de CV, ADR*	136,048	839,414
Cemex SAB de CV, UTS*	1,219,910	754,664
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	387,812
El Puerto de Liverpool SAB de CV (Class C1 Stock)	35,360	374,129
Empresas ICA SAB de CV*	265,500	47,778
Fomento Economico Mexicano SAB de CV, ADR	8,900	823,161
Fomento Economico Mexicano SAB de CV, UTS	41,200	381,452
Genomma Lab Internacional SAB de CV (Class B Stock)*	241,600	247,777
Gentera SAB de CV	323,300	579,136

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	$966,409
Grupo Bimbo SAB de CV (Class A Stock)	112,700	353,464
Grupo Carso SAB de CV (Class A Stock)	184,100	792,285
Grupo Elektra SAB de CV	5,714	79,466
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,687,859
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	706,740
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,319,450
Grupo Televisa SAB, ADR	44,000	1,145,760
Grupo Televisa SAB, UTS	154,900	807,689
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	605,062
Industrias CH SAB de CV (Class B Stock)*^	52,900	174,071
Industrias Penoles SAB de CV	28,600	682,816
Infraestructura Energetica Nova SAB de CV(a)	69,800	294,165
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	274,743
Mexichem SAB de CV	215,779	454,867
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	115,943
Nemak SAB de CV	421,000	493,017
Telesites SAB de CV*	26,449	16,347
TV Azteca SAB de CV, UTS	444,600	58,121
Wal-Mart de Mexico SAB de CV	361,000	868,412

		21,719,462

Monaco — 0.1%
GasLog Ltd.	14,400	186,912
Navios Maritime Holdings, Inc.	76,000	61,560

		248,472

Morocco — 0.7%
Attijariwafa Bank	13,710	481,814
Banque Centrale Populaire	10,424	234,017
BMCE Bank	8,837	184,170
Cosumar	11,703	228,357
Douja Promotion Groupe Addoha SA	23,202	86,162
Holcim Maroc	1,178	275,591
Maroc Telecom SA	70,407	855,147
Societe Lafarge Ciments SA	2,507	446,061

		2,791,319

Netherlands — 0.3%
Nostrum Oil & Gas PLC*	71,902	291,553
Steinhoff International Holdings NV	103,885	595,955
VimpelCom Ltd., ADR	45,920	178,170

		1,065,678

Nigeria — 0.6%
Access Bank PLC	3,416,876	69,609
Afriland Properties PLC, REIT*^(g)	348,765	—
Dangote Cement PLC	495,581	337,118
FBN Holdings PLC	5,173,790	71,306
Forte Oil PLC	281,382	189,755
Guaranty Trust Bank PLC	4,503,189	372,534
Guinness Nigeria PLC	171,887	66,532
Lafarge Africa PLC	627,425	163,408
Nestle Nigeria PLC	45,536	138,160
Nigerian Breweries PLC	672,194	328,655

COMMON STOCKS (continued)	Shares	Value (Note 2)
Nigeria (continued)
Oando PLC*	2,757,553	$63,504
SEPLAT Petroleum Development Co. PLC	118,289	109,837
UAC of Nigeria PLC	1,531,454	107,420
United Bank for Africa PLC	6,414,792	106,819
Zenith Bank PLC	4,352,132	244,055

		2,368,712

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	80,050	52,520
Al Batinah Power Co. SAOG	264,819	141,008
Al Suwadi Power	268,549	145,086
Bank Dhofar SAOG	267,060	160,930
Bank Muscat SAOG	395,106	388,360
Bank Nizwa SAOG*	816,931	163,386
Bank Sohar SAOG	388,870	174,122
HSBC Bank Oman SAOG	273,053	70,214
National Bank of Oman SAOG	325,127	201,832
Oman Cement Co. SAOG	116,465	142,783
Oman Flour Mills Co. SAOG(g)	99,479	143,813
Oman Telecommunications Co. SAOG	125,206	528,467
Ooredoo	83,352	160,693
Raysut Cement Co. SAOG	53,013	180,382
Renaissance Services SAOG*	227,760	172,013
Sembcorp Salalah Power & Water Co.	223,560	139,415
Shell Oman Marketing Co. SAOG	14,904	73,552

		3,038,576

Pakistan — 1.5%
D.G. Khan Cement Co. Ltd.	99,500	181,360
Engro Corp. Ltd.	90,798	289,262
Engro Foods Ltd.*	188,800	294,504
Fauji Cement Co. Ltd.	242,500	82,910
Fauji Fertilizer Bin Qasim Ltd.	190,000	96,345
Fauji Fertilizer Co. Ltd.	209,487	229,711
Ferozsons Laboratories Ltd.	9,100	89,596
Glaxo Smithkline Consumer Healthcare Ltd.*(g)	10,500	9,583
GlaxoSmithKline Pakistan Ltd.	35,000	69,391
Habib Bank Ltd.	248,900	470,413
Hub Power Co. Ltd. (The)	530,455	608,480
K-Electric Ltd.*	1,377,500	106,190
Kot Addu Power Co. Ltd.	250,500	213,515
Lucky Cement Ltd.	68,100	422,341
Maple Leaf Cement Factory Ltd.	135,000	136,304
MCB Bank Ltd.	230,547	484,433
Millat Tractors Ltd.	13,490	73,466
National Bank of Pakistan	193,104	106,749
Nishat Mills Ltd.	276,075	285,509
Oil & Gas Development Co. Ltd.	203,800	269,531
Pak Elektron Ltd.	174,500	108,120
PAK Suzuki Motor Co. Ltd.	35,400	129,366
Pakistan Oilfields Ltd.	41,800	139,278
Pakistan Petroleum Ltd.	156,289	232,285
Pakistan State Oil Co. Ltd.	68,107	244,911
Pakistan Telecommunication Co. Ltd.	389,800	56,086
Searle Co. Ltd. (The)	62,000	318,547
TRG Pakistan*	190,000	61,100
United Bank Ltd.	89,900	152,035

		5,961,321

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Panama — 0.3%
Copa Holdings SA (Class A Stock)	21,298	$1,113,033

Peru — 1.6%
Alicorp SAA	448,500	879,920
Cia de Minas Buenaventura SAA, ADR*	47,800	571,210
Cia Minera Milpo SAA	178,924	116,467
Credicorp Ltd.	13,550	2,091,171
Edegel SAA(g)	435,501	341,767
Empresa de Distribucion Electrica de Lima Norte SAA	21,657	36,692
Ferreycorp SAA	525,810	249,502
Grana y Montero SAA	245,062	345,872
Intercorp Financial Services, Inc.	11,825	354,750
Luz del Sur SAA	59,800	191,172
Minsur SA*	181,000	64,965
Sociedad Minera Cerro Verde SAA*	4,313	79,877
Southern Copper Corp.	40,327	1,088,022
Volcan Cia Minera SAA (Class B Stock)*	608,590	111,070

		6,522,457

Philippines — 3.2%
Aboitiz Equity Ventures, Inc.	208,370	345,992
Aboitiz Power Corp.	454,700	446,344
Alliance Global Group, Inc.	435,100	137,265
Atlas Consolidated Mining & Development Corp.*	617,100	57,713
Ayala Corp.	24,290	439,528
Ayala Land, Inc.	689,500	571,958
Bank of the Philippine Islands	165,380	342,444
BDO Unibank, Inc.	137,886	329,420
Bloomberry Resorts Corp.*	734,600	104,120
Cosco Capital, Inc.	343,500	56,918
D&L Industries, Inc.	898,200	191,343
DMCI Holdings, Inc.	740,100	199,142
Emperador, Inc.*	1,205,200	185,388
Energy Development Corp.	2,319,600	273,770
Filinvest Land, Inc.	2,488,000	105,424
First Gen Corp.	502,000	266,720
Globe Telecom, Inc.	10,395	525,475
GT Capital Holdings, Inc.	6,940	213,348
International Container Terminal Services, Inc.	92,600	121,447
JG Summit Holdings, Inc.	323,620	591,209
Jollibee Foods Corp.	153,200	790,097
Lopez Holdings Corp.	589,100	97,755
LT Group, Inc.	259,000	87,641
Manila Electric Co.	67,380	445,068
Manila Water Co., Inc.	208,500	120,322
Megaworld Corp.	2,214,000	220,291
Melco Crown Philippines Resorts Corp.*	1,466,000	118,645
Metro Pacific Investments Corp.	1,182,600	176,109
Metropolitan Bank & Trust Co.	119,008	229,211
Petron Corp.	561,500	133,422
Philex Mining Corp.*	1,064,100	191,547
Philex Petroleum Corp.*	180,897	15,901
Philippine Long Distance Telephone Co.	22,490	1,027,948
Puregold Price Club, Inc.	258,600	231,681
Robinsons Land Corp.	155,300	97,752
Robinsons Retail Holdings, Inc.	147,070	270,298
San Miguel Corp.	72,290	120,840
Security Bank Corp.	32,050	131,115

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines (continued)
Semirara Mining & Power Corp.	88,400	$235,898
SM Investments Corp.	30,872	638,234
SM Prime Holdings, Inc.	1,310,550	765,626
Travellers International Hotel Group, Inc.	1,259,000	90,968
Universal Robina Corp.	206,270	914,850

		12,656,187

Poland — 2.6%
Alior Bank SA*	8,500	113,128
AmRest Holdings SE*	3,611	199,996
Asseco Poland SA	34,757	460,974
Bank Handlowy w Warszawie SA	6,200	112,931
Bank Millennium SA*	127,100	150,776
Bank Pekao SA	16,463	574,794
Bank Zachodni WBK SA*	3,512	234,856
Boryszew SA	84,600	118,777
Budimex SA	5,800	252,577
CCC SA	7,372	299,597
CD Projekt SA*	14,760	102,802
Ciech SA	8,108	103,206
Cyfrowy Polsat SA*	70,733	395,710
Enea SA	60,900	153,108
Energa SA*	60,260	145,640
Eurocash SA	45,060	527,995
Getin Noble Bank SA*	453,927	49,714
Grupa Azoty SA	11,964	209,163
Grupa Lotos SA*	17,944	138,807
ING Bank Slaski SA	4,928	154,207
Jastrzebska Spolka Weglowa SA*	29,342	128,254
KGHM Polska Miedz SA*	36,363	613,689
LPP SA	266	341,273
mBank SA*	2,550	200,601
Netia SA	144,420	151,146
Orange Polska SA	295,200	380,662
Orbis SA	5,189	80,233
PGE Polska Grupa Energetyczna SA	245,326	738,958
PKP Cargo SA*	12,263	102,977
Polski Koncern Naftowy Orlen SA*	54,461	956,634
Polskie Gornictwo Naftowe I Gazownictwo SA	266,159	379,446
Powszechna Kasa Oszczednosci Bank Polski SA*	114,411	678,156
Powszechny Zaklad Ubezpieczen SA	74,839	545,370
Synthos SA	146,900	134,573
Tauron Polska Energia SA	316,177	228,102

		10,158,832

Qatar — 1.4%
Aamal Co.*	67,602	240,003
Al Meera Consumer Goods Co. QSC	1,497	86,829
Barwa Real Estate Co.	13,857	125,966
Commercial Bank QSC (The)	20,571	209,674
Doha Bank QSC	13,979	136,080
Gulf International Services QSC	15,142	152,819
Industries Qatar QSC	17,809	480,951
Masraf Al Rayan QSC	43,801	409,742
Medicare Group	2,928	75,042
Ooredoo QSC	25,464	618,199
Qatar Electricity & Water Co. QSC	10,666	609,458
Qatar Gas Transport Co. Ltd.	36,807	232,929

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Qatar (continued)
Qatar Insurance Co. SAQ	14,830	$300,164
Qatar International Islamic Bank QSC	4,352	73,606
Qatar Islamic Bank SAQ	5,531	146,052
Qatar National Bank SAQ	27,835	1,072,550
Qatar National Cement Co. QSC	4,057	94,983
Qatar Navigation QSC	8,680	209,466
Qatari Investors Group QSC	10,566	134,429
Vodafone Qatar QSC	99,187	288,925

		5,697,867

Romania — 0.7%
Antibiotice SA(g)	575,841	64,558
Banca Transilvania SA	1,297,935	663,335
BRD-Groupe Societe Generale SA	118,727	285,617
Electrica SA	189,707	610,584
OMV Petrom SA*	10,313,400	607,125
Societatea Nationala de Gaze Naturale ROMGAZ SA	41,308	254,642
Transelectrica SA	31,028	210,083
Transgaz SA Medias	1,481	98,880

		2,794,824

Russia — 5.9%
Aeroflot PJSC*	347,900	465,848
Alrosa PJSC	411,800	446,346
AvtoVAZ PAO*(g)	443,700	50,323
Evraz PLC*	93,700	172,223
Federal Grid PJSC*	105,161,400	257,214
Gazprom Neft PJSC, ADR	7,100	90,170
Gazprom PJSC, ADR	574,594	2,476,500
Inter RAO UES PJSC*	6,069,048	239,522
LSR Group PJSC, GDR, RegS	100,800	282,744
Lukoil PJSC, ADR	44,100	1,842,057
Magnit PJSC	14,915	2,103,274
Mail.Ru Group Ltd., GDR, RegS*	31,600	575,120
MegaFon PJSC, GDR, RegS	44,500	462,800
MMC Norilsk Nickel PJSC, ADR	92,746	1,232,594
Mobile TeleSystems PJSC*	311,233	1,182,484
Mosenergo PJSC	4,030,000	101,899
Novatek OJSC*	66,340	672,564
Novolipetsk Steel PJSC, GDR, RegS	13,000	169,000
PhosAgro OJSC, GDR, RegS	10,889	160,613
PIK Group PJSC, GDR, RegS*	119,801	466,026
Polymetal International PLC	35,400	496,087
Rosneft PJSC, GDR, RegS	104,700	536,064
Rosseti PJSC*	7,276,600	70,471
Rostelecom PJSC	258,903	373,060
RusHydro PJSC*	38,052,964	366,545
Sberbank of Russia PJSC, ADR	329,310	2,868,290
Severstal PJSC, GDR, RegS	35,900	392,746
Sistema JSFC*	1,013,950	323,859
Surgutneftegas OJSC, ADR	87,685	446,755
Tatneft PJSC, ADR	24,084	740,101
United Co. RUSAL PLC	780,000	233,438
VTB Bank PJSC, GDR, RegS	274,100	563,001
X5 Retail Group NV, GDR, RegS*	32,100	638,790
Yandex NV (Class A Stock)*	84,700	1,850,695

		23,349,223

COMMON STOCKS (continued)	Shares	Value (Note 2)
Slovenia — 0.7%
Cinkarna Celje dd(g)	1,480	$129,978
Gorenje dd	15,400	106,831
Krka dd Novo mesto	16,059	1,018,502
Luka Koper(g)	9,841	249,647
Petrol dd Ljubljana(g)	1,504	440,956
Pozavarovalnica Sava dd(g)	14,225	227,527
Telekom Slovenije dd(g)	3,911	299,145
Zavarovalnica Triglav dd	10,957	272,131

		2,744,717

South Africa — 5.9%
AECI Ltd.	13,700	77,207
African Bank Investments Ltd.*^(g)	218,960	—
African Rainbow Minerals Ltd.	17,200	108,011
Anglo American Platinum Ltd.*	6,154	153,852
AngloGold Ashanti Ltd., ADR*	43,500	785,610
Aspen Pharmacare Holdings Ltd.*	47,447	1,170,472
AVI Ltd.	45,600	256,980
Barclays Africa Group Ltd.	15,262	149,692
Barloworld Ltd.	68,800	342,825
Bid Corp. Ltd.*	65,979	1,236,434
Bidvest Group Ltd. (The)	65,979	622,449
Brait SE*	14,142	134,807
Clicks Group Ltd.	37,800	314,914
DataTec Ltd.	112,800	335,842
Discovery Ltd.	14,745	123,175
EOH Holdings Ltd.	26,200	247,984
Exxaro Resources Ltd.	24,500	112,877
FirstRand Ltd.	127,860	390,214
Foschini Group Ltd. (The)	11,100	104,796
Gold Fields Ltd.	74,934	363,782
Grindrod Ltd.	207,800	161,889
Growthpoint Properties Ltd., REIT	95,663	167,128
Harmony Gold Mining Co. Ltd.*	38,777	138,313
Impala Platinum Holdings Ltd.*	95,938	309,105
Investec Ltd.	15,300	93,802
Liberty Holdings Ltd.	12,500	102,019
Life Healthcare Group Holdings Ltd.	179,844	442,476
Massmart Holdings Ltd.	23,546	201,133
Mediclinic International PLC	58,567	841,889
MMI Holdings Ltd.	59,241	91,394
Mondi Ltd.	14,642	266,554
Mr. Price Group Ltd.	7,400	103,972
MTN Group Ltd.	218,551	2,123,963
Murray & Roberts Holdings Ltd.	248,925	199,230
Nampak Ltd.	75,700	98,226
Naspers Ltd. (Class N Stock)	12,238	1,868,682
Nedbank Group Ltd.	9,385	119,135
Netcare Ltd.	277,420	589,125
Northam Platinum Ltd.*	50,800	148,316
Pick’n Pay Stores Ltd.	54,634	266,018
Pioneer Foods Group Ltd.	22,700	266,366
PPC Ltd.	91,907	50,161
Rand Merchant Investment Holdings Ltd.	41,103	115,263
Redefine Properties Ltd., REIT	165,341	126,909
Remgro Ltd.	19,839	344,249
Resilient REIT Ltd., REIT	11,600	103,930
Reunert Ltd.	52,952	225,032
RMB Holdings Ltd.	24,619	94,356
Sanlam Ltd.	57,800	238,784

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Sappi Ltd.*	48,920	$227,743
Sasol Ltd.	96,220	2,603,112
Shoprite Holdings Ltd.	56,366	638,396
Sibanye Gold Ltd.	70,871	241,305
SPAR Group Ltd. (The)	25,400	348,370
Standard Bank Group Ltd.	46,358	403,752
Telkom SA SOC Ltd.	55,943	252,426
Tiger Brands Ltd.	27,991	689,595
Trencor Ltd.	42,028	111,862
Truworths International Ltd.	11,075	64,450
Vodacom Group Ltd.	69,147	787,907
Wilson Bayly Holmes-Ovcon Ltd.	18,343	156,703
Woolworths Holdings Ltd.	23,760	136,051

		23,591,014

South Korea — 5.8%
Amorepacific Corp.	1,379	519,868
AMOREPACIFIC Group	1,583	232,296
BGF retail Co. Ltd.	540	100,545
BNK Financial Group, Inc.	9,467	66,717
Celltrion, Inc.*	6,562	551,643
Chong Kun Dang Pharmaceutical Corp.	1,263	122,609
CJ CheilJedang Corp.	800	270,947
CJ Corp.	790	139,478
Coway Co. Ltd.	1,746	158,978
Dongbu Insurance Co. Ltd.	1,230	74,034
Doosan Heavy Industries & Construction Co. Ltd.	4,590	85,197
E-MART, Inc.	1,337	201,757
Green Cross Corp.	683	112,386
Green Cross Holdings Corp.	4,475	148,157
GS Engineering & Construction Corp.*	4,058	99,047
GS Holdings Corp.	8,140	338,040
Hana Financial Group, Inc.	10,821	220,001
Hanjin Shipping Co. Ltd.*	25,000	43,843
Hankook Tire Co. Ltd.	2,943	130,935
Hanmi Pharm Co. Ltd.	807	499,452
Hanmi Science Co. Ltd.	3,796	510,365
Hanssem Co. Ltd.	673	93,732
Hanwha Chemical Corp.	4,878	101,923
Hanwha Corp.	3,690	114,634
Hanwha Techwin Co. Ltd.	3,179	135,178
Hotel Shilla Co. Ltd.	1,650	97,896
Hyosung Corp.	1,390	152,141
Hyundai Department Store Co. Ltd.	730	82,126
Hyundai Engineering & Construction Co. Ltd.	3,134	91,691
Hyundai Glovis Co. Ltd.	960	143,803
Hyundai Heavy Industries Co. Ltd.*	1,604	148,506
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	66,834
Hyundai Merchant Marine Co. Ltd.*	2,524	32,470
Hyundai Mobis Co. Ltd.	1,820	400,406
Hyundai Motor Co.	4,722	558,572
Hyundai Steel Co.	4,035	162,356
Hyundai Wia Corp.	961	74,918
Industrial Bank of Korea	11,766	114,642
iNtRON Biotechnology, Inc.*	1,482	70,700
Kangwon Land, Inc.	3,858	139,988
KB Financial Group, Inc.	11,442	325,364
Kia Motors Corp.	7,580	285,610

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Komipharm International Co. Ltd.*	3,745	$110,589
Korea Aerospace Industries Ltd.	2,153	138,034
Korea Electric Power Corp.	30,854	1,619,588
Korea Gas Corp.	6,300	219,034
Korea Investment Holdings Co. Ltd.	1,595	58,803
Korea Zinc Co. Ltd.	912	404,426
Korean Air Lines Co. Ltd.*	4,147	93,804
KT Corp.	13,418	346,547
KT&G Corp.	5,762	682,423
LG Chem Ltd.	1,998	456,281
LG Corp.	4,536	252,255
LG Display Co. Ltd.	3,794	87,845
LG Electronics, Inc.	3,400	160,129
LG Household & Health Care Ltd.	500	488,278
LG Uplus Corp.	24,017	228,106
Lotte Chemical Corp.	832	207,074
LOTTE Fine Chemical Co. Ltd.	1,838	49,995
Lotte Shopping Co. Ltd.	962	170,161
LS Corp.	2,520	123,824
Medy-Tox, Inc.	339	128,215
NAVER Corp.	337	208,777
NCSoft Corp.	385	79,277
NH Investment & Securities Co. Ltd.	9,763	78,340
OCI Co. Ltd.*	1,070	84,822
Orion Corp.	250	205,206
Ottogi Corp.	254	182,314
POSCO	3,729	660,594
Posco Daewoo Corp.	6,180	135,750
Samsung C&T Corp.	2,960	318,669
Samsung Card Co. Ltd.	2,600	94,219
Samsung Electro-Mechanics Co. Ltd.	1,720	75,364
Samsung Electronics Co. Ltd.	1,583	1,971,391
Samsung Engineering Co. Ltd.*	10,660	95,829
Samsung Fire & Marine Insurance Co. Ltd.	1,232	282,966
Samsung Heavy Industries Co. Ltd.*	8,890	71,559
Samsung Life Insurance Co. Ltd.	3,015	263,844
Samsung SDI Co. Ltd.	1,147	108,597
Samsung SDS Co. Ltd.	530	66,379
Samsung Securities Co. Ltd.	3,344	103,766
Shinhan Financial Group Co. Ltd.	16,578	544,902
Shinsegae Co. Ltd.	401	68,238
SK Chemicals Co. Ltd.	1,760	111,593
SK Holdings Co. Ltd.	1,435	253,635
SK Hynix, Inc.	10,858	308,986
SK Innovation Co. Ltd.	7,875	970,312
SK Telecom Co. Ltd.	5,063	951,170
S-Oil Corp.	5,061	335,388
ViroMed Co. Ltd.*	1,825	227,096
Woori Bank	16,280	135,358
Yuhan Corp.	586	156,596

		23,196,133

Sri Lanka — 0.7%
Access Engineering PLC	433,567	65,489
Aitken Spence PLC	130,112	62,532
Ceylon Tobacco Co. PLC	32,801	236,015
Chevron Lubricants Lanka PLC	161,664	165,382
Commercial Bank of Ceylon PLC	474,666	397,441
DFCC Bank PLC(g)	136,728	119,220
Distilleries Co. of Sri Lanka PLC	142,448	202,547

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sri Lanka (continued)
Hatton National Bank PLC	146,115	$212,676
Hemas Holdings PLC	148,235	87,954
John Keells Holdings PLC	664,899	616,282
Lanka IOC PLC	359,478	83,915
National Development Bank PLC	77,595	90,228
Nestle Lanka PLC(g)	11,168	184,025
People’s Leasing & Finance PLC	641,689	78,862
Sampath Bank PLC	52,426	82,207
Textured Jersey Lanka PLC	255,651	62,662

		2,747,437

Taiwan — 6.0%
Advanced Semiconductor Engineering, Inc.	248,067	282,225
Advantech Co. Ltd.	16,000	122,004
Airtac International Group	16,000	119,393
Ambassador Hotel (The)	149,000	124,507
Asia Cement Corp.	140,829	122,420
Asustek Computer, Inc.	29,037	240,335
AU Optronics Corp.	318,441	110,240
Bizlink Holding, Inc.	32,000	195,418
Catcher Technology Co. Ltd.	26,780	199,676
Cathay Financial Holding Co. Ltd.	367,543	402,855
Chang Hwa Commercial Bank Ltd.	290,577	151,724
Cheng Shin Rubber Industry Co. Ltd.	191,424	403,604
Chicony Electronics Co. Ltd.	46,866	106,062
China Airlines Ltd.*	396,590	119,366
China Development Financial Holding Corp.	656,005	159,111
China Life Insurance Co. Ltd.	133,804	104,163
China Steel Corp.	629,084	409,896
China Synthetic Rubber Corp.	112,270	81,032
Chunghwa Telecom Co. Ltd.	332,268	1,201,703
Compal Electronics, Inc.	173,822	109,961
CTBC Financial Holding Co. Ltd.	585,729	308,072
Delta Electronics, Inc.	60,800	296,663
E Ink Holdings, Inc.*	160,000	89,035
E.Sun Financial Holding Co. Ltd.	255,797	151,536
Eclat Textile Co. Ltd.	25,000	242,446
Eva Airways Corp.*	322,409	147,205
Far Eastern Department Stores Ltd.	349,405	188,838
Far Eastern New Century Corp.	385,537	288,514
Far EasTone Telecommunications Co. Ltd.	133,000	322,046
Feng TAY Enterprise Co. Ltd.	51,000	212,038
First Financial Holding Co. Ltd.	288,978	151,959
Formosa Chemicals & Fibre Corp.	225,064	568,223
Formosa Petrochemical Corp.	149,670	408,080
Formosa Plastics Corp.	232,142	562,970
Foxconn Technology Co. Ltd.	33,540	79,228
Fubon Financial Holding Co. Ltd.	328,002	386,725
Giant Manufacturing Co. Ltd.	36,661	228,695
Ginko International Co. Ltd.	16,000	167,160
Great Wall Enterprise Co. Ltd.	105,390	96,199
Hiwin Technologies Corp.	40,000	186,031
Hon Hai Precision Industry Co. Ltd.	411,337	1,059,721
Hota Industrial Manufacturing Co. Ltd.	27,000	126,695
Hotai Motor Co. Ltd.	31,000	305,524
HTC Corp.	26,485	85,741
Hua Nan Financial Holdings Co. Ltd.	248,941	129,360
Innolux Corp.	499,200	168,673
Inotera Memories, Inc.*	183,000	143,315
Kenda Rubber Industrial Co. Ltd.	78,688	125,148

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Kerry TJ Logistics Co. Ltd.	140,000	$183,933
King Slide Works Co. Ltd.	13,000	152,508
Largan Precision Co. Ltd.	3,000	277,450
Lite-On Technology Corp.	101,435	139,705
Macronix International*	737,684	65,193
MediaTek, Inc.	44,460	339,744
Mega Financial Holding Co. Ltd.	478,684	362,063
Microbio Co. Ltd.*	86,319	64,654
Nan Kang Rubber Tire Co. Ltd.*	158,776	138,121
Nan Ya Plastics Corp.	290,893	554,158
Novatek Microelectronics Corp.	29,246	109,611
OBI Pharma, Inc.*	19,000	302,387
Pegatron Corp.	67,133	142,586
PharmaEngine, Inc.*	23,000	158,707
Pou Chen Corp.	271,547	365,505
President Chain Store Corp.	62,648	489,491
Quanta Computer, Inc.	108,319	206,411
Ruentex Development Co. Ltd.	77,499	90,651
Ruentex Industries Ltd.	97,461	147,121
Shin Kong Financial Holding Co. Ltd.	340,052	66,938
Siliconware Precision Industries Co. Ltd.	93,350	142,356
Simplo Technology Co. Ltd.	29,766	104,762
SinoPac Financial Holdings Co. Ltd.	543,293	161,234
Solar Applied Materials Technology Co.^(g)	113,773	25,031
St. Shine Optical Co. Ltd.	6,000	135,589
Standard Foods Corp.	37,825	93,084
Synnex Technology International Corp.	79,889	86,675
Tainan Spinning Co. Ltd.	279,052	106,893
Taishin Financial Holding Co. Ltd.	308,000	119,079
Taiwan Cement Corp.	204,562	204,601
Taiwan Cooperative Financial Holding Co. Ltd.	243,794	107,752
Taiwan Fertilizer Co. Ltd.	79,000	105,467
Taiwan Glass Industry Corp.*	334,319	143,449
Taiwan Mobile Co. Ltd.	120,200	420,128
Taiwan Semiconductor Manufacturing Co. Ltd.	508,814	2,564,269
Teco Electric and Machinery Co. Ltd.	270,000	228,327
Transcend Information, Inc.	37,719	114,709
Tripod Technology Corp.	49,278	96,025
TSRC Corp.	118,629	109,429
TTY Biopharm Co. Ltd.	36,713	130,360
Tung Ho Steel Enterprise Corp.	127,381	75,536
Tung Thih Electronic Co. Ltd.	8,000	128,811
Uni-President Enterprises Corp.	461,728	911,932
United Microelectronics Corp.	359,280	140,903
Walsin Lihwa Corp.*	707,000	192,779
Wintek Corp.*^(g)	521,484	—
Wistron Corp.	223,950	156,661
WPG Holdings Ltd.	123,613	144,369
Yang Ming Marine Transport Corp.*	564,300	138,084
Yuanta Financial Holding Co. Ltd.	584,090	189,664
Yulon Motor Co. Ltd.	118,053	100,767
Zinwell Corp.	51,074	63,469

		23,790,666

Thailand — 3.0%
Advanced Info Service PCL	152,100	683,887
Airports of Thailand PCL	37,000	410,643
Bangkok Bank PCL	26,800	124,078

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thailand (continued)
Bangkok Chain Hospital PCL	487,700	$172,097
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	493,711
Bangkok Expressway & Metro PCL	899,615	176,646
Banpu PCL	255,000	106,673
BEC World PCL	175,600	113,935
BTS Group Holdings PCL	570,200	155,775
Bumrungrad Hospital PCL	76,300	396,265
Central Pattana PCL	70,500	119,874
Central Plaza Hotel PCL	109,000	115,545
Charoen Pokphand Foods PCL	220,800	180,649
CP ALL PCL	343,400	491,060
Delta Electronics Thailand PCL	256,600	498,376
Dynasty Ceramic PCL	1,758,800	210,215
Electricity Generating PCL	63,200	337,223
Glow Energy PCL	112,000	273,307
Hana Microelectronics PCL	425,200	356,955
Home Product Center PCL	678,082	191,694
Indorama Ventures PCL	204,988	169,170
IRPC PCL	885,200	119,908
Italian-Thai Development PCL*	491,663	93,044
Jasmine International PCL	339,307	54,556
Kasikornbank PCL	49,100	241,824
KCE Electronics PCL	85,600	202,795
Krung Thai Bank PCL	224,475	104,125
Minor International PCL	429,000	488,787
MK Restaurants Group PCL	85,300	118,944
Polyplex Thailand PCL	520,000	142,060
Precious Shipping PCL*	335,250	60,582
Pruksa Real Estate PCL	94,500	68,013
PTT Exploration & Production PCL	127,029	302,751
PTT Global Chemical PCL	230,658	388,915
PTT PCL	76,900	684,966
Ratchaburi Electricity Generating Holding PCL	114,800	166,614
Robinson Department Store PCL	87,700	169,086
Siam Cement PCL (The)	37,300	506,599
Siam Commercial Bank PCL (The)	65,900	260,674
Siam Global House PCL	248,300	96,098
Sino-Thai Engineering & Construction PCL	142,514	96,523
Superblock PCL*	4,845,000	249,557
Thai Beverage PCL	571,600	387,597
Thai Oil PCL	87,400	149,232
Thai Union Group PCL	235,280	147,301
Thanachart Capital PCL	130,700	130,179
TMB Bank PCL	2,379,000	146,233
Total Access Communication PCL, NVDR	125,600	115,594
True Corp. PCL	1,379,617	282,676
TTW PCL	594,400	189,450
Vibhavadi Medical Center PCL	2,058,000	175,697

		12,118,158

Togo
Ecobank Transnational, Inc.*	1,657,284	93,947

Tunisia — 0.3%
Accumulateur Tunisienne Assad*	16,114	28,946
ADWYA SA	17,915	70,242
Banque de Tunisie	17,926	64,973
Banque Internationale Arabe de Tunisie	3,018	114,204
Banque Nationale Agricole*	16,322	62,136

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tunisia (continued)
Carthage Cement*	169,068	$138,745
Ennakl Automobiles(g)	20,527	121,661
Euro Cycles SA	1,997	38,239
One Tech Holding(g)	25,306	83,069
Poulina Group	49,765	112,989
Societe D’Articles Hygieniques SA	27,813	151,023
Societe Moderne de Ceramique*	47,965	36,957

		1,023,184

Turkey — 3.0%
Akbank TAS	254,892	730,551
Akcansa Cimento A/S	15,512	73,636
Anadolu Efes Biracilik ve Malt Sanayii A/S	36,142	244,381
Arcelik A/S	86,985	572,741
Aselsan Elektronik Sanayi ve Ticaret A/S	30,000	98,238
Aygaz A/S	36,700	142,613
Bagfas Bandirma Gubre Fabrikalari A/S*	22,545	92,557
BIM Birlesik Magazalar A/S	39,300	766,441
Cimsa Cimento Sanayi ve Ticaret A/S	19,867	104,610
Coca-Cola Icecek A/S	15,939	194,703
Dogus Otomotiv Servis ve Ticaret A/S	26,784	98,876
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	213,874	213,011
Enka Insaat ve Sanayi A/S	160,488	245,474
Eregli Demir ve Celik Fabrikalari TAS	443,014	626,684
Ford Otomotiv Sanayi A/S	29,204	310,823
Gubre Fabrikalari TAS	45,700	90,578
Haci Omer Sabanci Holding A/S	181,680	596,240
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	416,822	186,107
KOC Holding A/S	119,918	548,413
Koza Altin Isletmeleri A/S*	19,000	84,245
Migros Ticaret A/S*	11,500	66,220
Petkim Petrokimya Holding A/S	199,060	265,984
TAV Havalimanlari Holding A/S	20,349	87,391
Tekfen Holding A/S	50,266	129,007
Tofas Turk Otomobil Fabrikasi A/S	46,541	382,678
Trakya Cam Sanayii A/S	1	1
Tupras Turkiye Petrol Rafinerileri A/S	46,500	1,032,292
Turk Hava Yollari AO*	88,628	176,551
Turk Telekomunikasyon A/S	151,854	320,082
Turk Traktor ve Ziraat Makineleri A/S	2,324	67,866
Turkcell Iletisim Hizmetleri A/S*	295,726	1,087,239
Turkiye Garanti Bankasi A/S	298,414	788,240
Turkiye Halk Bankasi A/S	75,343	224,231
Turkiye Is Bankasi (Class C Stock)	212,633	337,782
Turkiye Sinai Kalkinma Bankasi A/S	1	—
Turkiye Sise ve Cam Fabrikalari A/S	87,529	108,224
Turkiye Vakiflar Bankasi TAO (Class D Stock)	105,277	165,327
Ulker Biskuvi Sanayi A/S	34,000	248,457
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	141,916
Yapi ve Kredi Bankasi A/S*	87,225	120,932
Yazicilar Holding A/S (Class A Stock)	18,059	76,700

		11,848,042

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	173,272	286,529
Abu Dhabi National Hotels	239,739	211,480
Agthia Group PJSC	49,606	104,567

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Arab Emirates (continued)
Air Arabia PJSC	905,543	$323,962
Aldar Properties PJSC	371,654	274,022
Arabtec Holding PJSC*	881,056	329,012
DAMAC Properties Dubai Co. PJSC	297,414	185,956
Dana Gas PJSC*	1,323,762	199,417
DP World Ltd.	37,112	615,688
Dubai Financial Market PJSC	451,700	156,021
Dubai Islamic Bank PJSC	62,300	87,061
Dubai Parks & Resorts PJSC*	420,659	179,482
Emaar Malls Group PJSC	139,399	107,349
Emaar Properties PJSC	299,328	509,129
Emirates Telecommunications Group Co. PJSC	169,600	875,024
First Gulf Bank PJSC	132,180	454,408
National Bank of Abu Dhabi PJSC	157,798	415,951
National Central Cooling Co. PJSC	256,200	97,873
Taqa Morocco	2,181	143,714
Union National Bank PJSC	176,824	197,383

		5,754,028

United Kingdom — 0.2%
KAZ Minerals PLC*	346,676	615,522

TOTAL COMMON STOCKS (cost $431,966,841)		367,046,546

EXCHANGE TRADED FUND — 0.8%
iShares Core MSCI Emerging Markets (cost $3,125,083)	74,900	3,133,067

	Units
PARTICIPATORY NOTES† — 2.5%
Egypt — 1.0%
Arab Cotton Ginning, expiring 11/24/17*	212,570	58,937
Commercial International Bank Egypt SAE, expiring 11/24/17	265,081	1,189,989
Eastern Tobacco, expiring 11/24/17	22,178	449,934
EFG – Hermes Holding Co. SAE, expiring 11/24/17*	212,319	255,333
Egyptian Kuwaiti Holding Co. SAE, expiring 11/24/17	393,891	161,495
ElSewedy Electric Co., expiring 11/27/17	61,409	297,407
Ezz Steel, expiring 11/24/17*	233,320	189,075
Juhayna Food Industries, expiring 11/20/17	442,350	346,003
Maridive & Oil Services SAE, expiring 11/24/17*	315,125	88,235
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18*	1,745,300	106,222
Oriental Weavers, expiring 11/24/17	296,855	176,992
Palm Hills Developments SAE, expiring 11/24/17	294,630	73,720
Pioneers Holding, expiring 11/24/17*	96,600	106,045
Sidi Kerir Petrochemicals Co., expiring 11/24/17	174,200	227,947
Talaat Moustafa Group, expiring 11/24/17	342,837	188,565
Telecom Egypt Co., expiring 11/24/17	241,812	223,756

		4,139,655

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 01/22/18	18,308	285,224

PARTICIPATORY NOTES† (continued)	Units	Value (Note 2)
Saudi Arabia (continued)
Al Tayyar Travel Group Holding Co., expiring 03/05/18*	11,915	$114,476
Alinma Bank, expiring 01/22/18	31,000	107,930
Almarai Co., expiring 07/31/17	11,185	163,077
Banque Saudi Fransi, expiring 01/22/18	28,033	167,773
Etihad Etisalat Co., expiring 11/20/17*	16,920	123,456
Fawaz Abdulaziz Al Hokair & Co., expiring 03/20/17	6,400	76,248
Jarir Marketing Co., expiring 01/22/18	3,025	94,907
Mobile Telecommunication Co. KSC, expiring 04/30/18*	23,975	50,172
National Industrialization Co., expiring 10/31/16*	23,850	82,973
Riyad Bank, expiring 11/20/17	58,000	169,153
Samba Financial Group, expiring 06/29/17	31,555	168,662
Saudi Arabian Amiantit Co., expiring 04/30/18*	21,300	46,505
Saudi Arabian Fertilizer Co., expiring 07/31/17	4,332	68,529
Saudi Arabian Mining Co., expiring 04/30/18*	21,900	214,379
Saudi Basic Industries Corp., expiring 01/22/18	15,800	341,849
Saudi Cement Co., expiring 07/20/18	4,700	79,149
Saudi International Petrochemical Co., expiring 01/22/18	17,830	62,124
Saudi Telecom Co., expiring 04/23/18	18,300	314,127
Savola Group(The), expiring 02/06/17	14,900	144,823
Yamama Cement Co., expiring 01/22/18	12,750	94,015

		2,969,551

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC,expiring 10/14/16*	147,739	313,310
Bao Viet Holdings, expiring 06/23/20*	54,931	145,307
Danang Rubber JSC, expiring 06/03/19*	50,161	88,608
Development Investment Construction JSC, expiring 08/18/19*	206,409	76,811
HAGL JSC, expiring 08/27/19*	115,736	37,880
Hoa Phat Group JSC, expiring 02/24/20*	202,320	359,212
Masan Group Corp., expiring 07/07/16*	114,100	340,192
Masan Group Corp., expiring 12/12/18*	45,240	134,884
PetroVietnam Drilling & Well Services JSC,expiring 09/06/16*	114,590	159,267
PetroVietnam Fertilizer & Chemicals JSC,expiring 11/25/19*	130,000	161,451
PetroVietnam Gas JSC, expiring 06/03/19*	86,760	243,118
PetroVietnam Technical Services Corp.,expiring 06/24/19*	134,600	109,833
Pha Lai Thermal Power JSC, expiring 11/07/18*	91,939	59,358
Saigon Securities, Inc., expiring 03/15/21*	101,330	94,497
Saigon Thuong Tin Commercial JSB,expiring 06/03/19*	175,796	89,065
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16*	145,017	109,231
Vingroup JSC, expiring 07/31/19*	173,160	383,523

		2,905,547

TOTAL PARTICIPATORY NOTES (cost $14,602,988)		10,014,753

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS — 2.9%	Shares	Value (Note 2)
Brazil — 2.4%
Alpargatas SA (PRFC)	88,400	$286,750
Banco Bradesco SA (PRFC)	93,422	732,006
Centrais Eletricas Brasileiras SA (PRFC B)*	56,800	309,789
Cia Brasileira de Distribuicao (PRFC)	7,695	111,605
Cia Energetica de Sao Paulo (PRFC B)	22,900	84,120
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)	35,500	92,831
Gerdau SA (PRFC)	89,000	163,188
Itau Unibanco Holding SA (PRFC), ADR	78,189	738,104
Itausa – Investimentos Itau SA (PRFC)	136,381	318,419
Klabin SA (PRFC)(g)	199,000	141,864
Lojas Americanas SA (PRFC)	82,450	411,953
Marcopolo SA (PRFC)*	174,800	130,598
Metalurgica Gerdau SA (PRFC)	102,900	63,426
Petroleo Brasileiro SA (PRFC)*	236,100	689,418
Petroleo Brasileiro SA (PRFC), ADR*	185,600	1,078,336
Suzano Papel e Celulose SA (PRFC A)	65,025	229,550
Telefonica Brasil SA (PRFC)	157,741	2,151,795
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	172,800	103,821
Vale SA (PRFC)	23,700	95,691
Vale SA (PRFC), ADR	328,300	1,316,483

		9,249,747

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	75,584
Banco Davivienda SA (PRFC)	10,919	100,111
Cementos Argos SA (PRFC)	36,909	138,999
Grupo Argos SA (PRFC)	30,084	184,364
Grupo Aval Acciones y Valores SA (PRFC)	455,448	182,436
Grupo de Inversiones Suramericana SA (PRFC)	12,779	165,727

		847,221

Croatia — 0.1%
Adris Grupa dd (PRFC)(g)	7,979	445,773

Philippines
Ayala Land, Inc. (PRFC)^(g)	1,180,500	—

Russia — 0.2%
AK Transneft OJSC (PRFC)	142	370,374
Surgutneftegas OJSC (PRFC)	760,200	456,514

		826,888

South Korea
LG Chem Ltd. (PRFC)	430	71,778

Togo
Ecobank Transnational, Inc. (PRFC)*(g)	130,579	—

TOTAL PREFERRED STOCKS (cost $17,774,642)		11,441,407

RIGHTS*	Units	Value (Note 2)
Chile
Empresa Nacional de Telecomunicaciones SA, expiring 07/22/16	15,880	$15,355

Tunisia
Euro Cycles SA, expiring 12/31/20	1,997	19,120

TOTAL RIGHTS (cost $12,949)		34,475

WARRANTS*
Thailand
Banpu PCL, expiring 06/05/17 (cost $0)	85,000	22,254

TOTAL LONG-TERM INVESTMENTS (cost $467,482,503)		391,692,502

	Shares
SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,872,894; includes $1,705,605 of cash collateral for securities on loan)(b)(w) (Note 4)	3,872,894	3,872,894

TOTAL INVESTMENTS — 99.4% (cost $471,355,397)		395,565,396
Other assets in excess of liabilities — 0.6%		2,295,083

NET ASSETS — 100.0%		$397,860,479

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

†	Participatory notes represented 2.5% of net assets, of which the Portfolio attributed 1.8% to Hong Kong & Shanghai Bank and 0.7% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,922,878 and 0.7% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,657,606; cash collateral of $1,705,605
(included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$3,210,030	$—	$—
Bahrain	1,251,195	1,578,824	—
Botswana	372,349	—	1,727,679
Brazil	15,302,182	—	—
Bulgaria	889,713	49,967	54,008
Chile	11,417,584	—	—
China	2,871,018	28,403,578	—
Colombia	4,854,880	—	78,486
Croatia	2,024,983	108,825	200,595
Czech Republic	1,053,010	2,961,417	—
Egypt	617,580	—	—
Estonia	2,089,107	—	82,883
Ghana	1,205,177	230,714	—
Greece	1,947,166	3,263,715	—
Hong Kong	—	2,431,574	—
Hungary	—	4,169,488	—
India	3,735,457	20,199,559	—
Indonesia	177,289	11,801,394	—
Jordan	1,255,378	1,663,771	—
Kazakhstan	1,802,622	—	—
Kenya	1,304,081	1,412,791	130,495
Kuwait	2,035,099	3,604,435	—
Latvia	168,691	240,276	—
Lebanon	394,142	—	449,630
Lithuania	601,337	543,049	—
Malaysia	3,826,729	7,394,393	—
Mauritius	2,849,390	—	—
Mexico	21,545,391	—	174,071
Monaco	248,472	—	—
Morocco	1,490,111	1,301,208	—
Netherlands	178,170	887,508	—
Nigeria	1,506,543	862,169	—
Oman	1,807,640	1,230,936	—
Pakistan	943,920	5,017,401	—
Panama	1,113,033	—	—
Peru	6,522,457	—	—
Philippines	377,035	12,279,152	—
Poland	837,789	9,321,043	—
Qatar	1,005,192	4,692,675	—
Romania	885,225	1,909,599	—
Russia	15,794,066	7,555,157	—

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Slovenia	$1,397,464	$1,347,253	$—
South Africa	4,263,824	19,327,190	—
South Korea	—	23,196,133	—
Sri Lanka	1,853,592	893,845	—
Taiwan	195,418	23,570,217	25,031
Thailand	9,993,972	2,124,186	—
Togo	93,947	—	—
Tunisia	1,023,184	—	—
Turkey	312,247	11,535,795	—
United Arab Emirates	2,043,289	3,710,739	—
United Kingdom	—	615,522	—
Exchange Traded Fund	3,133,067	—	—
Preferred Stocks
Brazil	9,249,747	—	—
Colombia	847,221	—	—
Croatia	—	445,773	—
Philippines	—	—	—
Russia	—	826,888	—
South Korea	—	71,778	—
Togo	—	—	—
Participatory Notes
Egypt	—	4,139,655	—
Saudi Arabia	—	2,969,551	—
Vietnam	—	2,905,547	—
Rights
Chile	15,355	—	—
Tunisia	19,120	—	—
Warrants
Thailand	22,254	—	—
Affiliated Mutual Fund	3,872,894	—	—

Total	$159,847,828	$232,794,690	$2,922,878

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/15	$4,425,778
Realized gain (loss)	(428,806)
Change in unrealized appreciation (depreciation)*	291,263
Purchases	86,616
Sales	(505,412)
Transfers into Level 3	1,143,594
Transfers out of Level 3	(2,090,155)

Balance as of 06/30/16	$2,922,878

*	Of which, $(344,516) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Common Stocks	$2,723,776	Stale Pricing	Unadjusted last trade price
Common Stocks	199,102	Discount Pricing	Discretionary discount rate

	$2,922,878

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$16,214,740	L1 to L2	Official Close to Model Price
Preferred Stocks	$673,005	L1 to L2	Official Close to Model Price
Common Stocks	$13,645,130	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	14.1%
Oil, Gas & Consumable Fuels	9.3
Wireless Telecommunication Services	6.1
Metals & Mining	4.9
Diversified Telecommunication Services	3.7
Food Products	3.6
Electric Utilities	3.3
Food & Staples Retailing	3.1
Industrial Conglomerates	3.0
Pharmaceuticals	2.7
Construction Materials	2.6
Chemicals	2.6
Beverages	2.2
Independent Power & Renewable Electricity Producers	2.1
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	1.8
Automobiles	1.6
Internet Software & Services	1.5
IT Services	1.5
Real Estate Management & Development	1.4
Diversified Financial Services	1.3
Transportation Infrastructure	1.3
Media	1.3
Construction & Engineering	1.3
Electronic Equipment, Instruments & Components	1.3
Semiconductors & Semiconductor Equipment	1.1
Multiline Retail	1.1
Insurance	1.1
Affiliated Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	1.0
Technology Hardware, Storage & Peripherals	1.0
Airlines	0.9
Textiles, Apparel & Luxury Goods	0.9

Tobacco	0.9%
Exchange Traded Funds	0.8
Personal Products	0.8
Gas Utilities	0.7
Household Durables	0.7
Electrical Equipment	0.6
Water Utilities	0.6
Specialty Retail	0.6
Machinery	0.6
Auto Components	0.6
Biotechnology	0.6
Paper & Forest Products	0.5
Marine	0.5
Diversified Consumer Services	0.4
Capital Markets	0.4
Household Products	0.3
Trading Companies & Distributors	0.3
Software	0.3
Consumer Finance	0.3
Energy Equipment & Services	0.3
Aerospace & Defense	0.3
Multi-Utilities	0.2
Health Care Equipment & Supplies	0.2
Thrifts & Mortgage Finance	0.2
Air Freight & Logistics	0.2
Real Estate Investment Trusts (REITs)	0.2
Road & Rail	0.2
Containers & Packaging	0.2
Building Products	0.1
Internet & Catalog Retail	0.1
Communications Equipment	0.1
Leisure Products	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$56,729	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(192,140)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Total
Equity contracts	$176,966	$22,254	$199,220

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $1,657,606:
Unaffiliated investments (cost $467,482,503)	$391,692,502
Affiliated investments (cost $3,872,894)	3,872,894
Cash	8,719
Foreign currency, at value (cost $1,322,479)	1,283,458
Receivable for investments sold	3,358,192
Dividends receivable	1,586,613
Receivable for fund share sold	1,369,055
Tax reclaim receivable	240,461
Prepaid expenses	611

Total Assets	403,412,505

LIABILITIES:
Payable for investments purchased	3,196,181
Payable to broker for collateral for securities on loan	1,705,605
Accrued expenses and other liabilities	428,219
Advisory fees payable	171,087
Payable for fund share repurchased	39,826
Distribution fee payable	10,766
Affiliated transfer agent fee payable	342

Total Liabilities	5,552,026

NET ASSETS	$397,860,479

Net assets were comprised of:
Paid-in capital	$431,941,425
Retained earnings	(34,080,946)

Net assets, June 30, 2016	$397,860,479

Net asset value and redemption price per share, $397,860,479 / 51,249,701 outstanding shares of beneficial interest	$7.76

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $748,649 foreign withholding tax)	$6,303,468
Affiliated income from securities lending, net	63,969
Affiliated dividend income	9,615

6,377,052

EXPENSES
Advisory fees	1,714,591
Distribution fee	460,616
Custodian and accounting fees	539,000
Commitment fee on syndicated credit agreement	14,000
Loan interest expense	13,527
Audit fee	13,000
Trustees’ fees	8,000
Legal fees and expenses	7,000
Shareholders’ reports	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	80,124

Total expenses	2,862,858

NET INVESTMENT INCOME (LOSS)	3,514,194

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(373))	(46,961,271)
Foreign currency transactions	(87,060)

(47,048,331)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $85,740)	68,970,509
Foreign currencies	23,901

68,994,410

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	21,946,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,460,273

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,514,194	$7,433,543
Net realized gain (loss) on investment and foreign currency transactions	(47,048,331)	(10,388,406)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	68,994,410	(89,756,938)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,460,273	(92,711,801)

FUND SHARE TRANSACTIONS:
Fund share sold [12,517,830 and 10,042,097 shares, respectively]	91,454,617	80,120,275
Fund share repurchased [17,753,281 and 21,855,161 shares, respectively]	(120,998,301)	(169,397,231)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(29,543,684)	(89,276,956)

CAPITAL CONTRIBUTIONS (NOTE 4)	35,663	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,047,748)	(181,988,757)
NET ASSETS:
Beginning of period	401,908,227	583,896,984

End of period	$397,860,479	$401,908,227

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 90.6%	Shares	Value (Note 2)
Brazil — 3.4%
Ambev SA	41,800	$247,888
Banco Bradesco SA	15,400	129,680
BM&FBovespa SA	158,500	879,267
BRF SA	13,800	192,675
EDP – Energias do Brasil SA	33,400	141,614
Equatorial Energia SA	6,800	103,155
Hypermarcas SA	16,700	120,871
JBS SA	23,300	72,534
Klabin SA, UTS	13,700	65,338
Kroton Educacional SA	34,600	146,164
Multiplan Empreendimentos Imobiliarios SA	1,800	33,733
Petroleo Brasileiro SA*	9,100	32,408
Qualicorp SA	36,700	213,530
TIM Participacoes SA	241,000	506,413
Vale SA	3,000	15,129

		2,900,399

Chile — 0.8%
Cencosud SA	219,173	624,595
Enersis Chile SA	429,437	50,608

		675,203

China — 25.7%
AAC Technologies Holdings, Inc.	83,000	709,578
Agricultural Bank of China Ltd. (Class H Stock)	546,000	200,614
Air China Ltd. (Class H Stock)	300,000	206,247
Alibaba Group Holding Ltd., ADR*(a)	14,900	1,184,997
Anhui Conch Cement Co. Ltd. (Class H Stock)	26,500	64,163
Baidu, Inc., ADR*	5,700	941,355
Bank of China Ltd. (Class H Stock)	1,817,000	730,267
Bank of Communications Co. Ltd. (Class H Stock)	1,074,000	683,185
BBMG Corp. (Class H Stock)	345,000	104,056
BYD Co. Ltd. (Class H Stock)*	15,000	90,575
China Cinda Asset Management Co. Ltd. (Class H Stock)	203,000	68,836
China CITIC Bank Corp. Ltd. (Class H Stock)	722,000	441,638
China Communications Construction Co. Ltd. (Class H Stock)	544,000	589,744
China Communications Services Corp. Ltd. (Class H Stock)	66,000	34,591
China Construction Bank Corp. (Class H Stock)	1,830,000	1,219,948
China Everbright Bank Co. Ltd. (Class H Stock)*	1,285,000	590,297
China Galaxy Securities Co. Ltd. (Class H Stock)	554,500	500,414
China Medical System Holdings Ltd.	30,000	45,979
China Merchants Bank Co. Ltd. (Class H Stock)*	97,500	219,972
China Minsheng Banking Corp. Ltd. (Class H Stock)	129,000	125,316
China Mobile Ltd.	99,000	1,143,867
China Power International Development Ltd.	106,000	39,128
China Railway Construction Corp. Ltd. (Class H Stock)*	453,000	570,686

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Railway Group Ltd. (Class H Stock)* .	506,000	$380,303
China Resources Land Ltd.	62,000	146,100
China Resources Power Holdings Co. Ltd.	66,000	99,050
China Telecom Corp. Ltd. (Class H Stock)	324,000	145,708
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	54,000	27,503
CITIC Ltd.	94,000	137,412
CITIC Securities Co. Ltd. (Class H Stock)	307,500	682,312
Datang International Power Generation Co. Ltd. (Class H Stock)	64,000	17,930
Evergrande Real Estate Group Ltd.	35,000	21,592
Geely Automobile Holdings Ltd.	450,000	245,449
GF Securities Co. Ltd. (Class H Stock)	30,000	68,806
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	498,000	597,600
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	434,400	550,691
Haitong Securities Co. Ltd. (Class H Stock)*	68,000	115,864
Hengan International Group Co. Ltd.	3,500	29,315
Huadian Power International Corp. Ltd. (Class H Stock)	928,000	444,781
Huaneng Power International, Inc. (Class H Stock)	632,000	392,548
Huatai Securities Co. Ltd. (Class H Stock), 144A	32,400	69,776
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,577,000	879,444
NetEase, Inc., ADR	1,700	328,474
New Oriental Education & Technology Group, Inc., ADR	13,800	577,944
PICC Property & Casualty Co. Ltd. (Class H Stock)	372,000	586,512
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	42,500	188,304
Qinqin Foodstuffs Group Cayman Co. Ltd.*	700	880
Semiconductor Manufacturing International Corp.*	623,000	50,182
Shanghai Electric Group Co. Ltd. (Class H Stock)*	66,000	27,925
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	172,500	422,783
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)*	281,900	625,080
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	78,000	35,889
Sinopharm Group Co. Ltd. (Class H Stock)	78,000	374,688
Tencent Holdings Ltd.	141,300	3,241,376
TravelSky Technology Ltd. (Class H Stock)	21,000	40,598
Zhejiang Expressway Co. Ltd. (Class H Stock)	30,000	28,381

		22,086,653

Colombia — 0.4%
Almacenes Exito SA	65,016	316,079
Cementos Argos SA	8,893	36,231

		352,310

Czech Republic
CEZ A/S	1,356	23,133

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Czech Republic (continued)
O2 Czech Republic A/S	1,540	$13,704

		36,837

Greece — 1.1%
FF Group*	17,192	319,953
Hellenic Telecommunications Organization SA	9,676	88,407
JUMBO SA*	39,487	519,483
OPAP SA	7,950	55,408

		983,251

Hong Kong — 0.1%
GCL-Poly Energy Holdings Ltd.	291,000	38,248
Nine Dragons Paper Holdings Ltd.	35,000	26,834

		65,082

Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	9,264	536,302
OTP Bank PLC	5,298	118,555

		654,857

India — 6.0%
Dr. Reddy’s Laboratories Ltd., ADR	13,900	712,097
Infosys Ltd., ADR	72,600	1,295,910
Larsen & Toubro Ltd., GDR, RegS	4,788	106,054
Reliance Industries Ltd., GDR, 144A	34,028	971,499
State Bank of India, GDR, RegS	3,385	107,305
Tata Motors Ltd., ADR*	24,900	863,283
Vedanta Ltd., ADR	68,400	538,308
Wipro Ltd., ADR(a)	44,300	547,548

		5,142,004

Indonesia — 1.6%
Adaro Energy Tbk PT	298,000	19,367
Bank Central Asia Tbk PT	442,600	448,158
Bank Mandiri Persero Tbk PT	141,500	102,397
Gudang Garam Tbk PT	11,500	60,170
Indofood Sukses Makmur Tbk PT	103,200	56,783
Matahari Department Store Tbk PT	51,800	78,949
PT Tower Bersama Infrastructure Tbk	51,600	25,866
Telekomunikasi Indonesia Persero Tbk PT	1,874,100	570,187
XL Axiata Tbk PT*	70,500	19,599

		1,381,476

Malaysia — 1.8%
AirAsia Bhd	763,500	494,339
Genting Bhd	48,300	98,382
IOI Properties Group Bhd	35,400	20,635
Kuala Lumpur Kepong Bhd	9,100	52,630
MISC Bhd	29,800	55,143
Petronas Dagangan Bhd	57,700	334,908
PPB Group Bhd	31,300	128,590
Public Bank Bhd	59,400	286,216
Tenaga Nasional Bhd	33,300	116,598

		1,587,441

Mexico — 4.1%
Alfa SAB de CV (Class A Stock)	31,400	53,981
America Movil SAB de CV (Class L Stock)	1,368,700	841,468
Arca Continental SAB de CV	36,100	259,082

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Coca-Cola Femsa SAB de CV (Class L Stock)	3,300	$27,346
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	27,700	284,764
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	44,900	81,487
Grupo Lala SAB de CV	13,400	29,545
Grupo Televisa SAB, UTS	55,000	286,784
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	256,000	604,765
Promotora y Operadora de Infraestructura SAB de CV	29,455	362,529
Wal-Mart de Mexico SAB de CV	274,300	659,849

		3,491,600

Netherlands — 0.4%
Steinhoff International Holdings NV	62,325	357,538

Peru — 0.3%
Credicorp Ltd.	1,500	231,495

Philippines — 0.6%
Globe Telecom, Inc.	755	38,166
JG Summit Holdings, Inc.	191,760	350,319
Metro Pacific Investments Corp.	317,300	47,251
SM Prime Holdings, Inc.	104,500	61,049

		496,785

Poland — 0.9%
Bank Zachodni WBK SA*	4,964	331,955
Energa SA*	7,643	18,472
KGHM Polska Miedz SA*	3,137	52,942
Polski Koncern Naftowy Orlen SA*	4,666	81,961
Powszechna Kasa Oszczednosci Bank Polski SA*	49,813	295,260

		780,590

Qatar — 0.6%
Ooredoo QSC	14,027	340,539
Qatar Gas Transport Co. Ltd.	24,761	156,697

		497,236

Romania — 0.1%
New Europe Property Investments PLC	5,482	62,532

Russia — 3.5%
Alrosa PJSC	110,500	119,770
Gazprom PJSC	296,320	645,870
Lukoil PJSC	11,272	472,893
Magnit PJSC, GDR, RegS	3,882	128,960
MegaFon PJSC, GDR, RegS	2,756	28,662
MMC Norilsk Nickel PJSC	743	99,218
Mobile TeleSystems PJSC, ADR	2,300	19,044
Moscow Exchange MICEX-RTS PJSC	83,140	146,284
NovaTek OJSC, GDR, RegS	2,186	222,972
PhosAgro OJSC, GDR, RegS	2,150	31,713
Rosneft PJSC.	42,860	221,265
Rostelecom PJSC	16,860	24,294
Sberbank of Russia PJSC, ADR	50,334	438,409
Sistema JSFC, GDR, RegS	3,761	28,320
Surgutneftegas OJSC, ADR	45,004	229,295

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Russia (continued)
Tatneft PJSC	33,000	$171,037

		3,028,006

South Africa — 6.3%
AngloGold Ashanti Ltd.*	8,789	158,716
Capitec Bank Holdings Ltd.	2,712	110,011
Fortress Income Fund Ltd.	15,183	37,141
Foschini Group Ltd. (The)	4,794	45,261
Hyprop Investments Ltd., UTS	33,613	295,914
Imperial Holdings Ltd.	3,443	35,159
Liberty Holdings Ltd.	57,069	465,770
Mr Price Group Ltd.	12,347	173,479
Naspers Ltd. (Class N Stock)	8,777	1,340,205
Redefine Properties Ltd.	532,145	408,452
Resilient REIT Ltd.	70,438	631,091
Sappi Ltd.*	37,466	174,420
Sasol Ltd.	12,502	338,226
Shoprite Holdings Ltd.	10,101	114,403
Sibanye Gold Ltd.	16,231	55,264
SPAR Group Ltd. (The)	12,187	167,149
Standard Bank Group Ltd.	92,318	804,037
Telkom SA SOC Ltd.	5,234	23,617
Vodacom Group Ltd.	2,186	24,909

		5,403,224

South Korea — 13.9%
Hankook Tire Co. Ltd.	1,598	71,096
Hanwha Chemical Corp.	2,596	54,242
Hyundai Mobis Co. Ltd.	1,500	330,005
Hyundai Motor Co.	657	77,717
Hyundai Steel Co.	13,257	533,420
Industrial Bank of Korea	6,106	59,494
Kangwon Land, Inc.	2,560	92,890
KB Financial Group, Inc.	8,818	250,748
Kia Motors Corp.	11,508	433,615
Korea Electric Power Corp.	16,772	880,396
KT Corp.	21,068	544,124
KT&G Corp.	8,098	959,087
LG Corp.	2,104	117,007
LG Electronics, Inc.	11,057	520,748
LG Uplus Corp.	54,380	516,483
Lotte Chemical Corp.	2,543	632,921
NAVER Corp.	892	552,608
POSCO	1,079	191,145
Samsung Electronics Co. Ltd.	2,227	2,773,397
Samsung Life Insurance Co. Ltd.	1,535	134,329
Shinhan Financial Group Co. Ltd.	24,979	821,035
SK Holdings Co. Ltd.	2,994	529,186
SK Innovation Co. Ltd.	1,455	179,277
S-Oil Corp.	1,095	72,565
Woori Bank	72,489	602,700

		11,930,235

Taiwan — 12.3%
Cathay Financial Holding Co. Ltd.	177,600	194,663
Cheng Shin Rubber Industry Co. Ltd.	279,000	588,252
China Life Insurance Co. Ltd.	630,000	490,440
Chunghwa Telecom Co. Ltd.	83,000	300,183
Compal Electronics, Inc.	92,000	58,200
CTBC Financial Holding Co. Ltd.	357,000	187,769

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
First Financial Holding Co. Ltd.	201,000	$105,696
Formosa Chemicals & Fibre Corp.	262,000	661,475
Formosa Petrochemical Corp.	25,000	68,163
Formosa Plastics Corp.	90,000	218,260
Foxconn Technology Co. Ltd.	225,000	531,495
Highwealth Construction Corp.	350,000	579,034
Hon Hai Precision Industry Co. Ltd.	109,623	282,420
Inotera Memories, Inc.*	57,000	44,639
Largan Precision Co. Ltd.	2,000	184,967
Lite-On Technology Corp.	405,000	557,803
Mega Financial Holding Co. Ltd.	939,000	710,233
Nien Made Enterprise Co. Ltd.*	3,000	27,370
Phison Electronics Corp.*	3,000	26,003
Powertech Technology, Inc.	237,000	529,169
President Chain Store Corp.	12,000	93,760
Taiwan Mobile Co. Ltd.	63,000	220,200
Taiwan Semiconductor Manufacturing Co. Ltd.	536,000	2,701,278
Uni-President Enterprises Corp.	339,000	669,539
Vanguard International Semiconductor Corp.	335,000	553,739
WPG Holdings Ltd.	34,000	39,709

		10,624,459

Thailand — 2.9%
Airports of Thailand PCL	54,400	603,756
Charoen Pokphand Foods PCL	793,700	649,370
Glow Energy PCL	11,100	27,087
Home Product Center PCL	85,400	24,060
Indorama Ventures PCL	35,256	29,096
PTT PCL	21,800	194,178
Robinson Department Store PCL	10,800	20,822
Siam Cement PCL (The)	9,000	122,236
Thai Oil PCL	134,600	229,824
Thai Union Group PCL (Class F Stock)	988,000	618,554

		2,518,983

Turkey — 2.2%
Akbank TAS	48,730	139,666
Arcelik A/S	79,073	520,646
Eregli Demir ve Celik Fabrikalari TAS	397,877	562,833
Ford Otomotiv Sanayi A/S	1,524	16,220
KOC Holding A/S	15,445	70,634
Petkim Petrokimya Holding A/S	12,817	17,126
Tofas Turk Otomobil Fabrikasi A/S	2,811	23,113
Tupras Turkiye Petrol Rafinerileri A/S	21,652	480,671
Turkcell Iletisim Hizmetleri A/S*	23,515	86,453
Turkiye Sise ve Cam Fabrikalari A/S	14,905	18,429

		1,935,791

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	160,466	265,353
Aldar Properties PJSC	191,885	141,477
Dubai Islamic Bank PJSC	153,170	214,048
First Gulf Bank PJSC	19,233	66,119
National Bank of Abu Dhabi PJSC	15,104	39,814

		726,811

TOTAL COMMON STOCKS (cost $76,115,173)		77,950,798

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

EXCHANGE TRADED FUNDS — 3.6%	Shares	Value (Note 2)
iPath MSCI India Index ETN*	17,000	$1,105,850
iShares MSCI Emerging Markets ETF	58,000	1,992,880

TOTAL EXCHANGE TRADED FUNDS (cost $3,039,173)		3,098,730

PREFERRED STOCKS — 4.5%
Brazil — 2.6%
Banco Bradesco SA (PRFC)	73,110	572,854
Braskem SA (PRFC A)	89,300	528,188
Itau Unibanco Holding SA (PRFC)	27,700	260,935
Itausa – Investimentos Itau SA (PRFC)	356,318	831,923
Petroleo Brasileiro SA (PRFC)*	5,000	14,600
Suzano Papel e Celulose SA (PRFC A)	8,000	28,241
Vale SA (PRFC)	4,000	16,150

		2,252,891

Chile — 0.1%
Embotelladora Andina SA (PRFC B)	17,765	62,573

Colombia — 0.4%
Grupo Aval Acciones y Valores SA (PRFC)	807,744	323,554

Russia — 0.2%
AK Transneft OJSC (PRFC)	65	169,537

South Korea — 1.2%
Samsung Electronics Co. Ltd. (PRFC)	1,000	1,031,587

TOTAL PREFERRED STOCKS (cost $3,012,799)		3,840,142

TOTAL LONG-TERM INVESTMENTS (cost $82,167,145)		84,889,670

SHORT-TERM INVESTMENTS — 1.8%
AFFILIATED MUTUAL FUND — 1.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,307,881; includes $1,255,193 of cash collateral for securities on loan)(b)(w) (Note 4)	1,307,881	1,307,881

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $249,860)
0.268%	09/15/16	250	249,893

TOTAL SHORT-TERM INVESTMENTS (cost $1,557,741)			1,557,774

TOTAL INVESTMENTS — 100.5% (cost $83,724,886)			86,447,444
Liabilities in excess of other assets(z) — (0.5)%			(444,341)

NET ASSETS — 100.0%			$86,003,103

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,248,501; cash collateral of $1,255,193 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
27	Mini MSCI Emerging Markets Index	Sep. 2016	$1,092,825	$1,126,845	$34,020

A U.S. Treasury Obligation with a market value of $249,893 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$2,900,399	$—	$—
Chile	675,203	—	—
China	3,032,770	19,053,883	—
Colombia	352,310	—	—
Czech Republic	13,704	23,133	—
Greece	319,953	663,298	—
Hong Kong	—	65,082	—
Hungary	—	654,857	—
India	5,142,004	—	—
Indonesia	—	1,381,476	—
Malaysia	410,686	1,176,755	—
Mexico	3,491,600	—	—
Netherlands	—	357,538	—
Peru	231,495	—	—
Philippines	—	496,785	—
Poland	—	780,590	—
Qatar	340,539	156,697	—
Romania	62,532	—	—
Russia	1,127,375	1,900,631	—
South Africa	167,149	5,236,075	—
South Korea	—	11,930,235	—
Taiwan	—	10,624,459	—
Thailand	2,396,747	122,236	—
Turkey	—	1,935,791	—
United Arab Emirates	—	726,811	—
Exchange Traded Funds	3,098,730	—	—
Preferred Stocks
Brazil	2,252,891	—	—
Chile	62,573	—	—
Colombia	323,554	—	—
Russia	—	169,537	—
South Korea	—	1,031,587	—
U.S. Treasury Obligation	—	249,893	—
Affiliated Mutual Fund	1,307,881	—	—
Other Financial Instruments*
Futures Contracts	34,020	—	—

Total	$27,744,115	$58,737,349	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$1,162,544	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	16.3%
Internet Software & Services	7.3
Oil, Gas & Consumable Fuels	6.8
Technology Hardware, Storage & Peripherals	5.8
Semiconductors & Semiconductor Equipment	4.6
Exchange Traded Funds	3.6
Wireless Telecommunication Services	3.5
Diversified Telecommunication Services	3.0
Food Products	2.9
Automobiles	2.7
Metals & Mining	2.7
Chemicals	2.5
Food & Staples Retailing	2.4
Insurance	2.4
IT Services	2.2
Construction & Engineering	1.9
Media	1.9
Real Estate Management & Development	1.9
Capital Markets	1.8
Household Durables	1.7
Real Estate Investment Trusts (REITs)	1.6
Electric Utilities	1.6
Affiliated Mutual Fund (1.5% represents investments purchased with collateral from securities on loan)	1.5

Transportation Infrastructure	1.5%
Industrial Conglomerates	1.5
Electronic Equipment, Instruments & Components	1.4
Health Care Providers & Services	1.4
Pharmaceuticals	1.4
Diversified Financial Services	1.2
Specialty Retail	1.2
Tobacco	1.2
Independent Power & Renewable Electricity Producers	1.2
Auto Components	1.1
Diversified Consumer Services	0.8
Airlines	0.8
Household Products	0.7
Beverages	0.7
Construction Materials	0.4
U.S. Treasury Obligation	0.3
Hotels, Restaurants & Leisure	0.3
Paper & Forest Products	0.3
Personal Products	0.2
Multiline Retail	0.1
Containers & Packaging	0.1
Marine	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$34,020	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$4	$53,179	$53,183

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,110

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long position was $1,044,077.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $1,248,501:
Unaffiliated investments (cost $82,417,005)	$85,139,563
Affiliated investments (cost $1,307,881)	1,307,881
Foreign currency, at value (cost $730,484)	758,158
Dividends and interest receivable	703,765
Receivable for investments sold	531,116
Tax reclaim receivable	27,707
Due from broker-variation margin futures	12,150
Receivable for fund share sold	6,532
Prepaid expenses	172

Total Assets	88,487,044

LIABILITIES:
Payable to broker for collateral for securities on loan	1,255,193
Payable for investments purchased	818,020
Loan payable	196,000
Accrued expenses and other liabilities	137,198
Payable for fund share repurchased	41,926
Advisory fees payable	32,945
Distribution fee payable	2,317
Affiliated transfer agent fee payable	342

Total Liabilities	2,483,941

NET ASSETS	$86,003,103

Net assets were comprised of:
Paid-in capital	$126,399,130
Retained earnings	(40,396,027)

Net assets, June 30, 2016	$86,003,103

Net asset value and redemption price per share, $86,003,103 / 10,382,506 outstanding shares of beneficial interest	$8.28

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $167,623 foreign withholding tax)	$1,392,851
Affiliated income from securities lending, net	8,102
Affiliated dividend income	3,669
Interest income	551

1,405,173

EXPENSES
Advisory fees	383,726
Distribution fee	102,876
Custodian and accounting fees	144,000
Audit fee	15,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	297
Miscellaneous	20,399

Total expenses	685,298

NET INVESTMENT INCOME (LOSS)	719,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(9,691,757)
Futures transactions	53,179
Foreign currency transactions	(74,561)

(9,713,139)

Net change in unrealized appreciation (depreciation) on:
Investments	11,170,513
Futures	3,110
Foreign currencies	63,073

11,236,696

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,523,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,243,432

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net Investment income (loss)	$719,875	$2,087,422
Net realized gain (loss) on investment and foreign currency transactions	(9,713,139)	(19,663,842)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,236,696	(5,253,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,243,432	(22,829,997)

FUND SHARE TRANSACTIONS:
Fund share sold [865,042 and 607,774 shares, respectively]	6,943,996	5,714,620
Fund share repurchased [2,723,299 and 6,029,369 shares, respectively]	(19,844,439)	(53,984,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(12,900,443)	(48,269,992)

CAPITAL CONTRIBUTIONS (NOTE 4)	2,177	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,654,834)	(71,099,989)
NET ASSETS:
Beginning of period	96,657,937	167,757,926

End of period	$86,003,103	$96,657,937

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.1%
Boeing Co. (The)	52,800	$6,857,136
BWX Technologies, Inc.	109,300	3,909,661
General Dynamics Corp.	175,500	24,436,620
Huntington Ingalls Industries, Inc.	73,700	12,383,811
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	210,200	9,038,600
Textron, Inc.	97,300	3,557,288

		60,183,116

Air Freight & Logistics — 1.0%
FedEx Corp.	181,200	27,502,536

Airlines — 1.0%
Southwest Airlines Co.	665,800	26,106,018
United Continental Holdings, Inc.*	101,600	4,169,664

		30,275,682

Auto Components — 0.2%
Cooper Tire & Rubber Co.	93,500	2,788,170
Dana Holding Corp.	267,900	2,829,024

		5,617,194

Automobiles — 0.8%
Ford Motor Co.	175,200	2,202,264
General Motors Co.	710,200	20,098,660

		22,300,924

Banks — 6.3%
Bank of America Corp.	3,205,100	42,531,677
Citigroup, Inc.	968,400	41,050,476
JPMorgan Chase & Co.	922,400	57,317,936
PNC Financial Services Group, Inc. (The)	321,300	26,150,607
SunTrust Banks, Inc.	156,600	6,433,128
Wells Fargo & Co.	188,400	8,916,972

		182,400,796

Beverages — 1.7%
PepsiCo, Inc.	457,400	48,456,956

Biotechnology — 4.4%
Amgen, Inc.	242,700	36,926,805
Biogen, Inc.*	117,200	28,341,304
Celgene Corp.*	278,300	27,448,729
Gilead Sciences, Inc.	396,400	33,067,688

		125,784,526

Building Products — 0.8%
Masco Corp.	669,900	20,726,706
Universal Forest Products, Inc.	26,900	2,493,361

		23,220,067

Capital Markets — 2.0%
Ameriprise Financial, Inc.	97,100	8,724,435
Franklin Resources, Inc.	58,100	1,938,797
Goldman Sachs Group, Inc. (The)	203,600	30,250,888
Invesco Ltd. (Bermuda)	289,100	7,383,614
Raymond James Financial, Inc.	209,400	10,323,420

		58,621,154

Chemicals — 1.6%
Air Products & Chemicals, Inc.	70,500	10,013,820

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
LyondellBasell Industries NV (Class A Stock)	354,100	$26,352,122
Westlake Chemical Corp.	227,500	9,764,300

		46,130,242

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	139,900	1,898,443

Communications Equipment — 0.8%
Cisco Systems, Inc.	717,000	20,570,730
NETGEAR, Inc.*	23,800	1,131,452

		21,702,182

Consumer Finance — 0.4%
Navient Corp.	995,900	11,901,005

Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	54,500	2,031,215

Distributors — 0.2%
Genuine Parts Co.(a)	65,500	6,631,875

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	159,100	23,036,089

Diversified Telecommunication Services — 4.4%
AT&T, Inc.(a)	1,438,340	62,150,672
Verizon Communications, Inc.	1,134,800	63,367,232

		125,517,904

Electric Utilities — 3.6%
American Electric Power Co., Inc.	67,100	4,703,039
Entergy Corp.	208,900	16,994,015
Exelon Corp.	852,500	30,996,900
FirstEnergy Corp.	680,600	23,759,746
PPL Corp.	753,700	28,452,175

		104,905,875

Electrical Equipment — 1.5%
Eaton Corp. PLC	429,400	25,648,062
Emerson Electric Co.	255,200	13,311,232
Regal Beloit Corp.	69,600	3,831,480

		42,790,774

Energy Equipment & Services — 0.2%
Ensco PLC (Class A Stock)	504,500	4,898,695

Food & Staples Retailing — 3.1%
Kroger Co. (The)	572,500	21,062,275
Walgreens Boots Alliance, Inc.	412,300	34,332,221
Wal-Mart Stores, Inc.(a)	468,700	34,224,474

		89,618,970

Food Products — 1.6%
Bunge Ltd.	160,600	9,499,490
ConAgra Foods, Inc.	176,600	8,443,246
Tyson Foods, Inc. (Class A Stock)(a)	405,600	27,090,024

		45,032,760

Gas Utilities — 0.4%
UGI Corp.	240,800	10,896,200

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	651,200	25,598,672
Becton, Dickinson and Co.	159,800	27,100,482
C.R. Bard, Inc.	19,200	4,515,072
Hill-Rom Holdings, Inc.	44,700	2,255,115

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Hologic, Inc.*	626,100	$21,663,060
Medtronic PLC	70,100	6,082,577

		87,214,978

Health Care Providers & Services — 3.5%
Anthem, Inc.	203,800	26,767,092
Express Scripts Holding Co.*(a)	287,500	21,792,500
HCA Holdings, Inc.*	144,400	11,120,244
Magellan Health, Inc.*	16,800	1,104,936
McKesson Corp.	32,300	6,028,795
UnitedHealth Group, Inc.	248,900	35,144,680

		101,958,247

Hotels, Restaurants & Leisure — 2.9%
Bloomin’ Brands, Inc.	169,000	3,020,030
DineEquity, Inc.	17,900	1,517,562
Extended Stay America, Inc.(a)	216,100	3,230,695
McDonald’s Corp.	315,800	38,003,372
Wyndham Worldwide Corp.	298,200	21,240,786
Yum! Brands, Inc.	183,000	15,174,360

		82,186,805

Household Durables — 0.7%
D.R. Horton, Inc.	601,900	18,947,812
Meritage Homes Corp.*(a)	50,200	1,884,508

		20,832,320

Household Products — 3.2%
Clorox Co. (The)	8,500	1,176,315
Colgate-Palmolive Co.	349,800	25,605,360
Kimberly-Clark Corp.	42,700	5,870,396
Procter & Gamble Co. (The)	691,800	58,574,706

		91,226,777

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	1,107,200	13,817,856

Industrial Conglomerates — 1.3%
3M Co.	64,900	11,365,288
Carlisle Cos., Inc.	35,100	3,709,368
General Electric Co.	735,446	23,151,840

		38,226,496

Insurance — 2.2%
Aflac, Inc.	249,100	17,975,056
Allstate Corp. (The)	369,500	25,846,525
MetLife, Inc.	487,100	19,401,193

		63,222,774

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	28,100	20,108,922

Internet Software & Services — 5.5%
Alphabet, Inc. (Class A Stock)*	42,840	30,139,225
Alphabet, Inc. (Class C Stock)*	60,678	41,995,244
eBay, Inc.*	1,056,200	24,725,642
Facebook, Inc. (Class A Stock)*	546,900	62,499,732

		159,359,843

IT Services — 2.2%
Accenture PLC (Class A Stock)	189,500	21,468,455
Cognizant Technology Solutions Corp. (Class A Stock)*	419,900	24,035,076

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
CSRA, Inc.	78,300	$1,834,569
DST Systems, Inc.	39,200	4,564,056
First Data Corp. (Class A Stock)*	508,600	5,630,202
Leidos Holdings, Inc.(a)	113,300	5,423,671

		62,956,029

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	14,400	2,127,744
VWR Corp.*	105,600	3,051,840

		5,179,584

Machinery — 0.3%
Allison Transmission Holdings, Inc.	83,700	2,362,851
SPX FLOW, Inc.*	31,000	808,170
Terex Corp.	276,700	5,619,777
Wabash National Corp.*	102,200	1,297,940

		10,088,738

Media — 1.8%
Comcast Corp. (Class A Stock)	417,000	27,184,230
TEGNA, Inc.	254,600	5,899,082
Time Warner, Inc.	53,400	3,927,036
Viacom, Inc. (Class B Stock)	282,800	11,727,716
Walt Disney Co. (The)	19,600	1,917,272

		50,655,336

Metals & Mining — 0.4%
Nucor Corp.	58,000	2,865,780
Steel Dynamics, Inc.	309,800	7,590,100

		10,455,880

Multiline Retail — 1.6%
Dillard’s, Inc. (Class A Stock)	52,000	3,151,200
Macy’s, Inc.	724,900	24,363,889
Target Corp.	279,700	19,528,654

		47,043,743

Multi-Utilities — 0.4%
MDU Resources Group, Inc.	155,700	3,736,800
Public Service Enterprise Group, Inc.	149,200	6,954,212

		10,691,012

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.(a)	10,700	1,121,681
EQT Corp.	125,100	9,686,493
Exxon Mobil Corp.	377,300	35,368,102
Kinder Morgan, Inc.	897,900	16,808,688
Marathon Petroleum Corp.	449,100	17,047,836
PBF Energy, Inc. (Class A Stock)	137,400	3,267,372
Phillips 66	305,100	24,206,634
Tesoro Corp.	245,500	18,392,860
Valero Energy Corp.	475,500	24,250,500
Western Refining, Inc.(a)	579,100	11,946,833

		162,096,999

Paper & Forest Products
KapStone Paper and Packaging Corp.	106,300	1,382,963

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	287,600	21,152,980
Jazz Pharmaceuticals PLC*	89,100	12,590,721
Johnson & Johnson	377,900	45,839,270

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Mallinckrodt PLC*	377,400	$22,938,372
Merck & Co., Inc.	301,400	17,363,654
Pfizer, Inc.	611,600	21,534,436

		141,419,433

Professional Services — 0.1%
Robert Half International, Inc.	90,900	3,468,744

Real Estate Investment Trusts (REITs) — 1.5%
CBL & Associates Properties, Inc.	394,000	3,668,140
Chimera Investment Corp.	289,300	4,542,010
Franklin Street Properties Corp.	125,700	1,542,339
General Growth Properties, Inc.	227,700	6,790,014
GEO Group, Inc. (The)	112,000	3,828,160
Lexington Realty Trust	250,900	2,536,599
RLJ Lodging Trust	125,000	2,681,250
Ryman Hospitality Properties, Inc.	58,300	2,952,895
Simon Property Group, Inc.	7,600	1,648,440
Starwood Property Trust, Inc.	600,500	12,442,360
WP Carey, Inc.	18,900	1,312,038

		43,944,245

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA*(a)	44,100	1,227,744
CBRE Group, Inc. (Class A Stock)*	194,700	5,155,656
Jones Lang LaSalle, Inc.	99,800	9,725,510

		16,108,910

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	1,394,300	45,733,040
QUALCOMM, Inc.	355,700	19,054,849
Tessera Technologies, Inc.	72,700	2,227,528
Texas Instruments, Inc.	264,400	16,564,660

		83,580,077

Software — 5.3%
Adobe Systems, Inc.*	297,700	28,516,683
Citrix Systems, Inc.*	125,100	10,019,259
Manhattan Associates, Inc.*	39,500	2,533,135
Microsoft Corp.	1,379,300	70,578,781
Oracle Corp.	1,032,300	42,252,039

		153,899,897

Specialty Retail — 1.2%
Express, Inc.*	78,500	1,139,035
Gap, Inc. (The)	231,500	4,912,430
GNC Holdings, Inc. (Class A Stock)	283,500	6,886,215
Home Depot, Inc. (The)	127,700	16,306,013
Staples, Inc.	490,300	4,226,386

		33,470,079

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	866,200	82,808,720
Hewlett Packard Enterprise Co.	101,500	1,854,405
HP, Inc.	1,033,800	12,974,190
Seagate Technology PLC (Ireland)(a)	594,000	14,469,840

		112,107,155

Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings Ltd.*	446,700	22,102,716
Wolverine World Wide, Inc.	114,000	2,316,480

		24,419,196

COMMON STOCKS (continued)		Shares	Value (Note 2)
Tobacco — 2.6%
Altria Group, Inc.		744,000	$51,306,240
Reynolds American, Inc.		424,500	22,893,285

			74,199,525

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*		171,100	5,957,702

TOTAL LONG-TERM INVESTMENTS (cost $2,720,440,896)			2,852,635,445

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $86,049,260; includes $59,089,574 of cash collateral for securities on loan)(b)(w) (Note 4)		86,049,260	86,049,260

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $2,498,601)
0.265%	09/15/16	2,500	2,498,925

TOTAL SHORT-TERM INVESTMENTS (cost $88,547,861)			88,548,185

TOTAL INVESTMENTS — 102.2% (cost $2,808,988,757)			2,941,183,630
Liabilities in excess of other assets(z) — (2.2)%			(64,099,327)

NET ASSETS — 100.0%			$2,877,084,303

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,678,939; cash collateral of $59,089,574 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
300	S&P 500 E-Mini Index	Sep. 2016	$31,300,100	$31,353,000	$52,900

U.S. Treasury obligation with a market value of $2,498,925 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at
June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$60,183,116	$—	$—
Air Freight & Logistics	27,502,536	—	—
Airlines	30,275,682	—	—
Auto Components	5,617,194	—	—
Automobiles	22,300,924	—	—
Banks	182,400,796	—	—
Beverages	48,456,956	—	—
Biotechnology	125,784,526	—	—
Building Products	23,220,067	—	—
Capital Markets	58,621,154	—	—
Chemicals	46,130,242	—	—
Commercial Services & Supplies	1,898,443	—	—
Communications Equipment	21,702,182	—	—
Consumer Finance	11,901,005	—	—
Containers & Packaging	2,031,215	—	—
Distributors	6,631,875	—	—
Diversified Financial Services	23,036,089	—	—
Diversified Telecommunication Services	125,517,904	—	—
Electric Utilities	104,905,875	—	—
Electrical Equipment	42,790,774	—	—
Energy Equipment & Services	4,898,695	—	—
Food & Staples Retailing	89,618,970	—	—
Food Products	45,032,760	—	—
Gas Utilities	10,896,200	—	—
Health Care Equipment & Supplies	87,214,978	—	—
Health Care Providers & Services	101,958,247	—	—
Hotels, Restaurants & Leisure	82,186,805	—	—
Household Durables	20,832,320	—	—
Household Products	91,226,777	—	—
Independent Power & Renewable Electricity Producers	13,817,856	—	—
Industrial Conglomerates	38,226,496	—	—
Insurance	63,222,774	—	—
Internet & Catalog Retail	20,108,922	—	—
Internet Software & Services	159,359,843	—	—
IT Services	62,956,029	—	—
Life Sciences Tools & Services	5,179,584	—	—
Machinery	10,088,738	—	—
Media	50,655,336	—	—
Metals & Mining	10,455,880	—	—
Multiline Retail	47,043,743	—	—
Multi-Utilities	10,691,012	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Oil, Gas & Consumable Fuels	$162,096,999	$—	$—
Paper & Forest Products	1,382,963	—	—
Pharmaceuticals	141,419,433	—	—
Professional Services	3,468,744	—	—
Real Estate Investment Trusts (REITs)	43,944,245	—	—
Real Estate Management & Development	16,108,910	—	—
Semiconductors & Semiconductor Equipment	83,580,077	—	—
Software	153,899,897	—	—
Specialty Retail	33,470,079	—	—
Technology Hardware, Storage & Peripherals	112,107,155	—	—
Textiles, Apparel & Luxury Goods	24,419,196	—	—
Tobacco	74,199,525	—	—
Trading Companies & Distributors	5,957,702	—	—
U.S. Treasury Obligation	—	2,498,925	—
Affiliated Mutual Fund	86,049,260	—	—
Other Financial Instruments*
Futures Contracts	52,900	—	—

Total	$2,938,737,605	$2,498,925	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	6.3%
Oil, Gas & Consumable Fuels	5.6
Internet Software & Services	5.5
Software	5.3
Pharmaceuticals	4.9
Biotechnology	4.4
Diversified Telecommunication Services	4.4
Technology Hardware, Storage & Peripherals	3.9
Electric Utilities	3.6
Health Care Providers & Services	3.5
Household Products	3.2
Food & Staples Retailing	3.1
Health Care Equipment & Supplies	3.0
Affiliated Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	3.0
Semiconductors & Semiconductor Equipment	2.9
Hotels, Restaurants & Leisure	2.9
Tobacco	2.6
Insurance	2.2
IT Services	2.2
Aerospace & Defense	2.1
Capital Markets	2.0
Media	1.8
Beverages	1.7
Multiline Retail	1.6
Chemicals	1.6
Food Products	1.6
Real Estate Investment Trusts (REITs)	1.5
Electrical Equipment	1.5
Industrial Conglomerates	1.3
Specialty Retail	1.2
Airlines	1.0
Air Freight & Logistics	1.0
Textiles, Apparel & Luxury Goods	0.8

Building Products	0.8%
Diversified Financial Services	0.8
Automobiles	0.8
Communications Equipment	0.8
Household Durables	0.7
Internet & Catalog Retail	0.7
Real Estate Management & Development	0.6
Independent Power & Renewable Electricity Producers	0.5
Consumer Finance	0.4
Gas Utilities	0.4
Multi-Utilities	0.4
Metals & Mining	0.4
Machinery	0.3
Distributors	0.2
Trading Companies & Distributors	0.2
Auto Components	0.2
Life Sciences Tools & Services	0.2
Energy Equipment & Services	0.2
Professional Services	0.1
U.S. Treasury Obligation	0.1
Containers & Packaging	0.1
Commercial Services & Supplies	0.1

102.2
Liabilities in excess of other assets	(2.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$52,900	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,745,180

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(270,696)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long position was $37,546,838.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $58,678,939:
Unaffiliated investments (cost $2,722,939,497)	$2,855,134,370
Affiliated investments (cost $86,049,260)	86,049,260
Dividends receivable	3,472,338
Due from broker-variation margin futures	351,000
Receivable for fund share sold	25,478
Tax reclaim receivable	7,379
Prepaid expenses	3,406

Total Assets	2,945,043,231

LIABILITIES:
Payable to broker for collateral for securities on loan	59,089,574
Payable for fund share repurchased	8,343,204
Advisory fees payable	389,339
Distribution fee payable	77,329
Accrued expenses and other liabilities	59,140
Affiliated transfer agent fee payable	342

Total Liabilities	67,958,928

NET ASSETS	$2,877,084,303

Net assets were comprised of:
Paid-in capital	$2,066,063,020
Retained earnings	811,021,283

Net assets, June 30, 2016	$2,877,084,303

Net asset value and redemption price per share, $2,877,084,303 / 205,029,517 outstanding shares of beneficial interest	$14.03

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $4,376 foreign withholding tax)	$29,619,302
Affiliated income from securities lending, net	176,792
Affiliated dividend income	108,995
Interest income	4,906

29,909,995

EXPENSES
Advisory fees	7,721,478
Distribution fee	3,459,005
Custodian and accounting fees	92,000
Insurance expenses	20,000
Trustees’ fees	19,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Loan interest expense	575
Miscellaneous	10,423

Total expenses	11,348,481
Less: advisory fee waivers and/or expense reimbursement	(201,163)

Net expenses	11,147,318

NET INVESTMENT INCOME (LOSS)	18,762,677

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	14,698,788
Futures transactions	3,745,180

18,443,968

Net change in unrealized appreciation (depreciation) on:
Investments	(6,584,483)
Futures	(270,696)

(6,855,179)

NET GAIN (LOSS) ON INVESTMENTS	11,588,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,351,466

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,762,677	$43,346,546
Net realized gain (loss) on investment transactions	18,443,968	183,171,896
Net change in unrealized appreciation (depreciation) on investments	(6,855,179)	(186,937,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,351,466	39,580,865

FUND SHARE TRANSACTIONS:
Fund share sold [15,806,024 and 31,495,261 shares, respectively]	214,563,022	434,578,964
Fund share repurchased [20,963,194 and 26,435,897 shares, respectively]	(272,295,055)	(361,261,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(57,732,033)	73,316,973

CAPITAL CONTRIBUTIONS (NOTE 4)	54,151	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,326,416)	112,897,838
NET ASSETS:
Beginning of period	2,904,410,719	2,791,512,881

End of period	$2,877,084,303	$2,904,410,719

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 97.5%	Shares	Value (Note 2)
Aerospace & Defense — 0.4%
Mercury Systems, Inc.*	120,013	$2,983,523

Airlines — 1.3%
Spirit Airlines, Inc.*	197,421	8,858,281

Auto Components — 0.1%
Tenneco, Inc.*	14,701	685,214

Banks — 6.2%
Bank of the Ozarks, Inc.	161,825	6,071,674
BankUnited, Inc.	131,354	4,035,195
Columbia Banking System, Inc.	141,993	3,984,323
Customers Bancorp, Inc.*	61,236	1,538,861
FCB Financial Holdings, Inc. (Class A Stock)*	88,937	3,023,858
Live Oak Bancshares, Inc.	118,229	1,668,211
National Bank Holdings Corp. (Class A Stock)	205,687	4,187,787
Opus Bank	192,169	6,495,312
Pacific Premier Bancorp, Inc.*	134,636	3,231,264
Webster Financial Corp.	128,891	4,375,849
Yadkin Financial Corp.	183,678	4,608,481

		43,220,815

Biotechnology — 6.9%
Adamas Pharmaceuticals, Inc.*(a)	127,931	1,936,875
Aimmune Therapeutics, Inc.*(a)	63,642	688,606
Alder Biopharmaceuticals, Inc.*	45,154	1,127,495
Amicus Therapeutics, Inc.*(a)	249,880	1,364,345
Applied Genetic Technologies Corp.*	100,637	1,422,001
Bluebird Bio, Inc.*	37,098	1,605,972
Cepheid*	203,654	6,262,361
Exact Sciences Corp.*(a)	394,700	4,835,075
FibroGen, Inc.*	84,100	1,380,081
Insmed, Inc.*	160,328	1,580,834
Intercept Pharmaceuticals, Inc.*(a)	9,450	1,348,326
Intrexon Corp.*	26,824	660,139
Kite Pharma, Inc.*	42,300	2,115,000
Ligand Pharmaceuticals, Inc.*(a)	47,408	5,654,352
Loxo Oncology, Inc.*(a)	89,600	2,076,928
MacroGenics, Inc.*	73,189	1,975,371
Neurocrine Biosciences, Inc.*	60,031	2,728,409
Portola Pharmaceuticals, Inc.*(a)	161,138	3,802,857
Sage Therapeutics, Inc.*	49,700	1,497,461
Sarepta Therapeutics, Inc.*	56,610	1,079,553
Seres Therapeutics, Inc.*(a)	52,700	1,530,935
ZIOPHARM Oncology, Inc.*	133,510	732,970

		47,405,946

Building Products — 2.9%
Apogee Enterprises, Inc.	145,477	6,742,859
Masonite International Corp.*	62,548	4,136,925
NCI Building Systems, Inc.*	296,240	4,736,878
Trex Co., Inc.*	100,340	4,507,273

		20,123,935

Capital Markets — 0.4%
Virtu Financial, Inc. (Class A Stock)(a)	145,160	2,612,880

Commercial Services & Supplies — 1.0%
Knoll, Inc.	121,316	2,945,552

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Matthews International Corp. (Class A Stock)	68,641	$3,819,185

		6,764,737

Communications Equipment — 1.9%
Applied Optoelectronics, Inc.*(a)	92,503	1,031,408
Ciena Corp.*(a)	386,951	7,255,331
Lumentum Holdings, Inc.*	212,880	5,151,696

		13,438,435

Construction & Engineering — 1.7%
Dycom Industries, Inc.*	27,540	2,471,990
EMCOR Group, Inc.	96,657	4,761,324
Tutor Perini Corp.*	201,161	4,737,342

		11,970,656

Construction Materials — 1.1%
Headwaters, Inc.*	216,930	3,891,724
Summit Materials, Inc. (Class A Stock)*	169,500	3,467,970

		7,359,694

Containers & Packaging — 0.3%
Berry Plastics Group, Inc.*	56,077	2,178,591

Diversified Consumer Services — 0.9%
Chegg, Inc.*(a)	423,888	2,119,440
Grand Canyon Education, Inc.*	99,598	3,975,952

		6,095,392

Diversified Telecommunication Services — 3.2%
8x8, Inc.*	1,123,879	16,419,873
Vonage Holdings Corp.*	910,907	5,556,533

		21,976,406

Electrical Equipment — 1.6%
EnerSys	83,951	4,992,566
Generac Holdings, Inc.*(a)	169,004	5,908,380

		10,900,946

Electronic Equipment, Instruments & Components — 1.6%
Fabrinet (Thailand)*	60,000	2,227,200
IPG Photonics Corp.*(a)	41,393	3,311,440
Universal Display Corp.*	77,022	5,222,092

		10,760,732

Energy Equipment & Services — 1.4%
Patterson-UTI Energy, Inc.	235,132	5,013,014
US Silica Holdings, Inc.	139,095	4,794,605

		9,807,619

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	35,155	4,623,234

Food Products — 1.9%
B&G Foods, Inc.	117,374	5,657,427
Blue Buffalo Pet Products, Inc.*(a)	134,700	3,143,898
Dean Foods Co.	255,338	4,619,064

		13,420,389

Health Care Equipment & Supplies — 4.6%
ABIOMED, Inc.*	65,884	7,200,462
AtriCure, Inc.*	120,172	1,698,030
Cantel Medical Corp.	32,026	2,201,147
DexCom, Inc.*	98,320	7,799,726

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Greatbatch, Inc.*	70,290	$2,174,070
K2M Group Holdings, Inc.*	430,848	6,686,761
Zeltiq Aesthetics, Inc.*(a)	145,634	3,980,177

		31,740,373

Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.*	157,659	8,734,308
Amsurg Corp.*	59,624	4,623,245
MEDNAX, Inc.*	41,400	2,998,602
Teladoc, Inc.*	134,351	2,152,303
WellCare Health Plans, Inc.*	29,319	3,145,342

		21,653,800

Health Care Technology — 1.8%
Imprivata, Inc.*	151,055	2,114,770
NantHealth, Inc.*	52,670	658,375
Omnicell, Inc.*	48,104	1,646,600
Veeva Systems, Inc. (Class A Stock)*(a)	239,968	8,187,708

		12,607,453

Hotels, Restaurants & Leisure — 5.3%
Buffalo Wild Wings, Inc.*	26,100	3,626,595
Churchill Downs, Inc.	18,485	2,335,765
Chuy’s Holdings, Inc.*(a)	98,277	3,401,367
ClubCorp Holdings, Inc.	234,400	3,047,200
Dave & Buster’s Entertainment, Inc.*	87,665	4,101,845
Del Frisco’s Restaurant Group, Inc.*	212,300	3,040,136
Diversified Restaurant Holdings, Inc.*	167,947	255,279
Jack in the Box, Inc.	61,402	5,275,660
Penn National Gaming, Inc.*(a)	166,946	2,328,897
Planet Fitness, Inc. (Class A Stock)*	128,329	2,422,851
Popeyes Louisiana Kitchen, Inc.*	65,705	3,590,121
Red Robin Gourmet Burgers, Inc.*	70,226	3,330,819

		36,756,535

Household Durables — 1.6%
Installed Building Products, Inc.*	166,316	6,035,608
Universal Electronics, Inc.*	66,328	4,794,188

		10,829,796

Insurance — 0.2%
Atlas Financial Holdings, Inc.*	69,590	1,198,340

Internet & Catalog Retail — 0.4%
Nutrisystem, Inc.	115,620	2,932,123

Internet Software & Services — 5.9%
Alarm.com Holdings, Inc.*(a)	114,685	2,939,377
Apigee Corp.*	326,400	3,988,608
ChannelAdvisor Corp.*	140,999	2,043,075
comScore, Inc.*	113,411	2,708,255
Cornerstone OnDemand, Inc.*	80,950	3,080,957
Everyday Health, Inc.*	95,986	756,370
Global Medical REIT, Inc.	87,000	879,570
GTT Communications, Inc.*(a)	240,277	4,440,319
inContact, Inc.*	452,848	6,271,945
Twilio, Inc. (Class A Stock)*(a)	43,300	1,580,450
WebMD Health Corp.*(a)	84,192	4,892,397
Wix.com Ltd. (Israel)*	236,900	7,189,915
Xactly Corp.*	30,091	385,466

		41,156,704

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 0.7%
EPAM Systems, Inc.*	77,662	$4,994,443

Leisure Products — 0.1%
Malibu Boats, Inc. (Class A Stock)*	81,692	986,839

Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	25,000	2,061,000
NeoGenomics, Inc.*	148,009	1,189,992
PAREXEL International Corp.*	24,040	1,511,635

		4,762,627

Machinery — 1.0%
Tennant Co.	48,745	2,625,893
Woodward, Inc.	69,300	3,994,452

		6,620,345

Media — 2.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	179,784	4,963,836
IMAX Corp.*	167,300	4,932,004
Nexstar Broadcasting Group, Inc. (Class A Stock)	89,380	4,252,700

		14,148,540

Multiline Retail — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	199,524	4,966,152

Oil, Gas & Consumable Fuels — 2.2%
Callon Petroleum Co.*	568,316	6,382,189
Diamondback Energy, Inc.*	19,651	1,792,368
Matador Resources Co.*	168,662	3,339,508
Rice Energy, Inc.*	76,270	1,680,991
Synergy Resources Corp.*	271,703	1,809,542

		15,004,598

Paper & Forest Products — 0.7%
Boise Cascade Co.*	202,721	4,652,447

Pharmaceuticals — 1.9%
Horizon Pharma PLC*	232,400	3,827,628
Impax Laboratories, Inc.*	66,620	1,919,988
Intersect ENT, Inc.*	164,100	2,121,813
Pacira Pharmaceuticals, Inc.*	66,900	2,256,537
Reata Pharmaceuticals, Inc. (Class A Stock)*	41,300	815,675
Relypsa, Inc.*(a)	100,800	1,864,800

		12,806,441

Professional Services — 1.6%
Kforce, Inc.	183,864	3,105,463
Korn/Ferry International	124,502	2,577,191
WageWorks, Inc.*	87,522	5,234,691

		10,917,345

Real Estate Investment Trusts (REITs) — 3.8%
CareTrust REIT, Inc.	210,480	2,900,414
Cousins Properties, Inc.	367,800	3,825,120
CyrusOne, Inc.	81,960	4,561,894
Education Realty Trust, Inc.	110,560	5,101,238
QTS Realty Trust, Inc. (Class A Stock)	101,003	5,654,148
Sovran Self Storage, Inc.	40,300	4,228,276

		26,271,090

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development — 0.2%
Marcus & Millichap, Inc.*	54,782	$1,392,011

Road & Rail — 0.3%
Saia, Inc.*	81,200	2,041,368

Semiconductors & Semiconductor Equipment — 4.3%
Cavium, Inc.*(a)	145,550	5,618,230
Inphi Corp.*	40,519	1,297,824
Integrated Device Technology, Inc.*	286,571	5,768,674
MACOM Technology Solutions Holdings, Inc.*(a)	202,102	6,665,324
Microsemi Corp.*	141,027	4,608,762
Semtech Corp.*	220,935	5,271,509
Sigma Designs, Inc.*	107,876	693,643

		29,923,966

Software — 9.6%
Callidus Software, Inc.*	259,187	5,178,556
CyberArk Software Ltd. (Israel)*	106,300	5,165,117
Gigamon, Inc.*	316,405	11,830,383
Guidewire Software, Inc.*	57,572	3,555,647
Imperva, Inc.*(a)	100,284	4,313,215
MicroStrategy, Inc. (Class A Stock)*	37,507	6,564,475
Model N, Inc.*	180,605	2,411,077
Proofpoint, Inc.*(a)	192,761	12,161,291
Qlik Technologies, Inc.*	125,851	3,722,673
Synchronoss Technologies, Inc.*	197,003	6,276,516
Ultimate Software Group, Inc. (The)*	23,959	5,038,338

		66,217,288

Specialty Retail — 5.6%
American Eagle Outfitters, Inc.(a)	222,475	3,544,027
Burlington Stores, Inc.*	159,113	10,614,428
Children’s Place, Inc. (The)	63,601	5,099,528
Five Below, Inc.*(a)	243,536	11,302,506
MarineMax, Inc.*	112,004	1,900,708
Tile Shop Holdings, Inc.*(a)	142,649	2,835,862
Tilly’s, Inc. (Class A Stock)*	171,081	990,559
Urban Outfitters, Inc.*	81,910	2,252,525

		38,540,143

Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer, Inc.*(a)	39,820	989,527

Textiles, Apparel & Luxury Goods — 1.2%
Kate Spade & Co.*	92,570	1,907,868
Sequential Brands Group, Inc.*(a)	301,798	2,408,348
Steven Madden Ltd.*(a)	120,782	4,128,329

		8,444,545

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance — 2.1%
BofI Holding, Inc.*(a)	178,944	$3,169,098
Essent Group Ltd.*	141,200	3,079,572
LendingTree, Inc.*	51,723	4,568,693
Walker & Dunlop, Inc.*	166,770	3,799,021

		14,616,384

Trading Companies & Distributors — 0.3%
GMS, Inc.*	108,064	2,404,424

TOTAL LONG-TERM INVESTMENTS (cost $641,825,674)		674,763,072

SHORT-TERM INVESTMENT — 9.6%
AFFILIATED MUTUAL FUND — 8.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $56,923,060; includes $51,312,051 of cash collateral for securities on loan)(b)(w) (Note 4)	56,923,060	56,923,060

UNAFFILIATED FUND — 1.4%
Blackrock Liquidity Funds Fedfund Portfolio (cost $9,302,883)	9,302,883	9,302,883

TOTAL SHORT-TERM INVESTMENTS (cost $66,225,943)		66,225,943

TOTAL INVESTMENTS — 107.1% (cost $708,051,617)		740,989,015
Liabilities in excess of other assets — (7.1)%		(48,907,688)

NET ASSETS — 100.0%		$692,081,327

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,266,428; cash collateral of $51,312,051 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,983,523	$—	$—
Airlines	8,858,281	—	—
Auto Components	685,214	—	—
Banks	43,220,815	—	—
Biotechnology	47,405,946	—	—
Building Products	20,123,935	—	—
Capital Markets	2,612,880	—	—
Commercial Services & Supplies	6,764,737	—	—
Communications Equipment	13,438,435	—	—
Construction & Engineering	11,970,656	—	—
Construction Materials	7,359,694	—	—
Containers & Packaging	2,178,591	—	—
Diversified Consumer Services	6,095,392	—	—
Diversified Telecommunication Services	21,976,406	—	—
Electrical Equipment	10,900,946	—	—
Electronic Equipment, Instruments & Components	10,760,732	—	—
Energy Equipment & Services	9,807,619	—	—
Food & Staples Retailing	4,623,234	—	—
Food Products	13,420,389	—	—
Health Care Equipment & Supplies	31,740,373	—	—
Health Care Providers & Services	21,653,800	—	—
Health Care Technology	12,607,453	—	—
Hotels, Restaurants & Leisure	36,756,535	—	—
Household Durables	10,829,796	—	—
Insurance	1,198,340	—	—
Internet & Catalog Retail	2,932,123	—	—
Internet Software & Services	41,156,704	—	—
IT Services	4,994,443	—	—
Leisure Products	986,839	—	—
Life Sciences Tools & Services	4,762,627	—	—
Machinery	6,620,345	—	—
Media	14,148,540	—	—
Multiline Retail	4,966,152	—	—
Oil, Gas & Consumable Fuels	15,004,598	—	—
Paper & Forest Products	4,652,447	—	—
Pharmaceuticals	12,806,441	—	—
Professional Services	10,917,345	—	—
Real Estate Investment Trusts (REITs)	26,271,090	—	—
Real Estate Management & Development	1,392,011	—	—
Road & Rail	2,041,368	—	—
Semiconductors & Semiconductor Equipment	29,923,966	—	—
Software	66,217,288	—	—
Specialty Retail	38,540,143	—	—
Technology Hardware, Storage & Peripherals	989,527	—	—
Textiles, Apparel & Luxury Goods	8,444,545	—	—
Thrifts & Mortgage Finance	14,616,384	—	—
Trading Companies & Distributors	2,404,424	—	—
Affiliated Mutual Fund	56,923,060	—	—
Unaffiliated Fund	9,302,883	—	—

Total	$740,989,015	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Software	9.6%
Affiliated Mutual Fund (7.4% represents investments purchased with collateral from securities on loan)	8.2
Biotechnology	6.9
Banks	6.2
Internet Software & Services	5.9
Specialty Retail	5.6
Hotels, Restaurants & Leisure	5.3
Health Care Equipment & Supplies	4.6
Semiconductors & Semiconductor Equipment	4.3
Real Estate Investment Trusts (REITs)	3.8
Diversified Telecommunication Services	3.2
Health Care Providers & Services	3.1
Building Products	2.9
Oil, Gas & Consumable Fuels	2.2
Thrifts & Mortgage Finance	2.1
Media	2.0
Communications Equipment	1.9
Food Products	1.9
Pharmaceuticals	1.9
Health Care Technology	1.8
Construction & Engineering	1.7
Professional Services	1.6
Electrical Equipment	1.6
Household Durables	1.6

Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	1.4
Unaffiliated Fund	1.4
Airlines	1.3
Textiles, Apparel & Luxury Goods	1.2
Construction Materials	1.1
Commercial Services & Supplies	1.0
Machinery	1.0
Diversified Consumer Services	0.9
IT Services	0.7
Multiline Retail	0.7
Life Sciences Tools & Services	0.7
Paper & Forest Products	0.7
Food & Staples Retailing	0.7
Aerospace & Defense	0.4
Internet & Catalog Retail	0.4
Capital Markets	0.4
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Road & Rail	0.3
Real Estate Management & Development	0.2
Insurance	0.2
Technology Hardware, Storage & Peripherals	0.1
Leisure Products	0.1
Auto Components	0.1

107.1
Liabilities in excess of other assets	(7.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $50,266,428:
Unaffiliated investments (cost $651,128,557)	$684,065,955
Affiliated investments (cost $56,923,060)	56,923,060
Cash	4,112
Receivable for investments sold	15,460,470
Receivable for fund share sold	866,065
Dividends receivable	272,283
Prepaid expenses	2,136

Total Assets	757,594,081

LIABILITIES:
Payable to broker for collateral for securities on loan	51,312,051
Payable for investments purchased	12,896,898
Payable for fund share repurchased	977,023
Advisory fees payable	251,982
Accrued expenses and other liabilities	55,537
Distribution fee payable	18,596
Affiliated transfer agent fee payable	342
Deferred trustees’ fees	325

Total Liabilities	65,512,754

NET ASSETS	$692,081,327

Net assets were comprised of:
Paid-in capital	$370,185,816
Retained earnings	321,895,511

Net assets, June 30, 2016	$692,081,327

Net asset value and redemption price per share, $692,081,327 / 22,038,190 outstanding shares of beneficial interest	$31.40

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$1,258,518
Affiliated income from securities lending, net	627,382
Affiliated dividend income	42,498

1,928,398

EXPENSES
Advisory fees	2,359,550
Distribution fee	813,954
Custodian and accounting fees	65,000
Audit fee	12,000
Trustees’ fees	8,000
Loan interest expense	5,921
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous	9,736

Total expenses	3,291,161
Less: advisory fee waivers and/or expense reimbursement	(4,733)

Net expenses	3,286,428

NET INVESTMENT INCOME (LOSS)	(1,358,030)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	25,223,412
Net change in unrealized appreciation (depreciation) on investments	(45,316,374)

NET GAIN (LOSS) ON INVESTMENTS	(20,092,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,450,992)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,358,030)	$(4,788,066)
Net realized gain (loss) on investment transactions	25,223,412	77,650,503
Net change in unrealized appreciation (depreciation) on investments	(45,316,374)	(64,024,058)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,450,992)	8,838,379

FUND SHARE TRANSACTIONS:
Fund share sold [3,494,564 and 2,500,047 shares, respectively]	101,983,601	83,574,561
Fund share repurchased [4,463,175 and 6,748,186 shares, respectively]	(126,068,645)	(221,627,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,085,044)	(138,052,631)

CAPITAL CONTRIBUTIONS (NOTE 4)	244,192	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,291,844)	(129,214,252)
NET ASSETS:
Beginning of period	737,373,171	866,587,423

End of period	$692,081,327	$737,373,171

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.9%
Astronics Corp.*	79,240	$2,635,522
BWX Technologies, Inc.	51,920	1,857,178
Esterline Technologies Corp.*	20,017	1,241,855
HEICO Corp. (Class A Stock)	142,136	7,625,596
Hexcel Corp.	81,391	3,389,121
Teledyne Technologies, Inc.*	35,460	3,512,313

		20,261,585

Airlines — 0.5%
Spirit Airlines, Inc.*	70,963	3,184,110

Auto Components — 1.0%
Drew Industries, Inc.	3,910	331,724
Tenneco, Inc.*	101,799	4,744,851
Visteon Corp.	28,274	1,860,712

		6,937,287

Banks — 2.6%
FCB Financial Holdings, Inc. (Class A Stock)*	80,550	2,738,700
First Merchants Corp.	151,368	3,773,604
Great Western Bancorp, Inc.	85,265	2,689,258
PrivateBancorp, Inc.	34,479	1,518,110
Sandy Spring Bancorp, Inc.	60,214	1,749,819
Sterling Bancorp	203,330	3,192,281
Western Alliance Bancorp*	75,767	2,473,793

		18,135,565

Biotechnology — 9.3%
Acorda Therapeutics, Inc.*	64,083	1,634,437
Agios Pharmaceuticals, Inc.*(a)	27,563	1,154,752
Aimmune Therapeutics, Inc.*(a)	48,020	519,576
Alder Biopharmaceuticals, Inc.*	102,360	2,555,929
Amicus Therapeutics, Inc.*(a)	471,092	2,572,162
Bluebird Bio, Inc.*	81,400	3,523,806
Blueprint Medicines Corp.*(a)	69,464	1,406,646
Celyad SA (Belgium), ADR*(a)	27,985	699,065
Cepheid*	116,728	3,589,386
Coherus Biosciences, Inc.*	90,480	1,528,207
Five Prime Therapeutics, Inc.*	128,971	5,332,951
Flexion Therapeutics, Inc.*	88,990	1,331,735
GlycoMimetics, Inc.*	16,100	117,047
Ignyta, Inc.*	184,731	1,001,242
Immune Design Corp.*(a)	111,355	908,657
Kite Pharma, Inc.*	36,777	1,838,850
Ligand Pharmaceuticals, Inc.*(a)	37,671	4,493,020
Lion Biotechnologies, Inc.*(a)	193,491	1,567,277
Loxo Oncology, Inc.*(a)	126,482	2,931,853
Neurocrine Biosciences, Inc.*	68,190	3,099,235
Novavax, Inc.*(a)	483,329	3,513,802
Ophthotech Corp.*	50,196	2,561,502
Otonomy, Inc.*	109,519	1,739,162
Portola Pharmaceuticals, Inc.*	83,132	1,961,915
PTC Therapeutics, Inc.*	75,551	530,368
REGENXBIO, Inc.*(a)	51,636	413,088
Sage Therapeutics, Inc.*	53,229	1,603,790
Spark Therapeutics, Inc.*	39,045	1,996,371
TESARO, Inc.*(a)	57,552	4,837,246
Ultragenyx Pharmaceutical, Inc.*(a)	41,156	2,012,940

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Vital Therapies, Inc.*	197,401	$1,223,886

		64,199,903

Building Products — 2.0%
AAON, Inc.	111,839	3,076,691
American Woodmark Corp.*	26,802	1,779,117
Apogee Enterprises, Inc.	63,265	2,932,333
Armstrong World Industries, Inc.*	46,233	1,810,022
Lennox International, Inc.	31,884	4,546,658

		14,144,821

Capital Markets — 0.9%
Evercore Partners, Inc. (Class A Stock)	78,525	3,470,020
HFF, Inc. (Class A Stock)	106,528	3,076,529

		6,546,549

Chemicals — 1.9%
Chemtura Corp.*	120,428	3,176,891
Ingevity Corp.*	98,728	3,360,701
OMNOVA Solutions, Inc.*	287,260	2,082,635
PolyOne Corp.	119,662	4,216,889

		12,837,116

Commercial Services & Supplies — 1.6%
Deluxe Corp.	55,074	3,655,261
Interface, Inc.	133,871	2,041,533
Ritchie Bros. Auctioneers, Inc. (Canada)	164,146	5,544,852

		11,241,646

Communications Equipment — 0.7%
Lumentum Holdings, Inc.*	123,503	2,988,773
NetScout Systems, Inc.*	73,995	1,646,389

		4,635,162

Construction Materials — 0.9%
Headwaters, Inc.*	360,109	6,460,355

Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	303,013	3,799,783
Silgan Holdings, Inc.	52,238	2,688,167

		6,487,950

Distributors — 0.5%
Core-Mark Holding Co., Inc.	78,284	3,668,388

Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc.*	70,307	2,806,656

Diversified Financial Services — 0.4%
MarketAxess Holdings, Inc.	18,198	2,645,989

Diversified Telecommunication Services — 0.5%
ORBCOMM, Inc.*	147,280	1,465,436
Vonage Holdings Corp.*	278,540	1,699,094

		3,164,530

Electrical Equipment — 1.0%
AZZ, Inc.	60,828	3,648,463
Generac Holdings, Inc.*(a)	103,152	3,606,194

		7,254,657

Electronic Equipment, Instruments & Components — 1.7%
ePlus, Inc.*	26,272	2,148,787
FEI Co.	33,698	3,601,642
Littelfuse, Inc.	29,567	3,494,524

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.*	36,690	$2,241,759

		11,486,712

Energy Equipment & Services — 0.2%
US Silica Holdings, Inc.(a)	30,003	1,034,203

Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	57,274	7,532,104
Natural Grocers by Vitamin Cottage, Inc.*(a)	138,128	1,802,570
PriceSmart, Inc.(a)	45,498	4,257,248

		13,591,922

Food Products — 2.5%
Pinnacle Foods, Inc.	162,246	7,510,367
Post Holdings, Inc.*	50,019	4,136,071
Snyder’s-Lance, Inc.	52,583	1,782,038
TreeHouse Foods, Inc.*	36,723	3,769,616

		17,198,092

Health Care Equipment & Supplies — 7.0%
Anika Therapeutics, Inc.*	70,370	3,775,351
AtriCure, Inc.*	188,344	2,661,301
Atrion Corp.	8,618	3,687,297
Cynosure, Inc. (Class A Stock)*	76,790	3,735,450
DexCom, Inc.*	29,270	2,321,989
Globus Medical, Inc. (Class A Stock)*(a)	190,973	4,550,887
ICU Medical, Inc.*	33,424	3,768,556
Integra LifeSciences Holdings Corp.*	36,840	2,939,095
LivaNova PLC*	43,805	2,200,325
Natus Medical, Inc.*	62,465	2,361,177
NxStage Medical, Inc.*	200,181	4,339,924
Vascular Solutions, Inc.*	108,695	4,528,234
West Pharmaceutical Services, Inc.	62,165	4,717,080
Zeltiq Aesthetics, Inc.*(a)	96,647	2,641,363

		48,228,029

Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.*	107,936	5,979,654
Amedisys, Inc.*	73,127	3,691,451
Team Health Holdings, Inc.*	69,001	2,806,271
US Physical Therapy, Inc.	49,064	2,954,143
WellCare Health Plans, Inc.*	84,818	9,099,276

		24,530,795

Health Care Technology — 0.9%
HMS Holdings Corp.*	166,020	2,923,612
Omnicell, Inc.*	105,295	3,604,248

		6,527,860

Hotels, Restaurants & Leisure — 5.0%
Bloomin’ Brands, Inc.	253,500	4,530,045
Brinker International, Inc.(a)	56,903	2,590,794
Del Frisco’s Restaurant Group, Inc.*	114,579	1,640,771
Dunkin’ Brands Group, Inc.(a)	71,680	3,126,682
La Quinta Holdings, Inc.*	248,588	2,833,903
Marriott Vacations Worldwide Corp.	59,787	4,094,812
Papa John’s International, Inc.	41,710	2,836,280
Penn National Gaming, Inc.*(a)	151,432	2,112,476
Popeyes Louisiana Kitchen, Inc.*	58,503	3,196,604
Sonic Corp.	83,582	2,260,893

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.*	189,598	$5,166,546

		34,389,806

Household Durables — 0.6%
Helen of Troy Ltd.*	5,710	587,216
TopBuild Corp.*	94,170	3,408,954

		3,996,170

Household Products — 0.3%
Energizer Holdings, Inc.	40,440	2,082,256

Insurance — 1.6%
AMERISAFE, Inc.	73,127	4,476,835
AmTrust Financial Services, Inc.	90,265	2,211,494
James River Group Holdings Ltd.	89,171	3,028,247
Primerica, Inc.	22,980	1,315,375

		11,031,951

Internet & Catalog Retail — 0.5%
HSN, Inc.	73,004	3,572,086

Internet Software & Services — 5.1%
Benefitfocus, Inc.*(a)	104,835	3,996,310
comScore, Inc.*	75,138	1,794,295
Cornerstone OnDemand, Inc.*	30,460	1,159,308
Demandware, Inc.*	25,385	1,901,337
Envestnet, Inc.*(a)	130,736	4,354,816
Everyday Health, Inc.*	294,761	2,322,717
Five9, Inc.*	221,206	2,632,351
j2 Global, Inc.(a)	57,456	3,629,495
LogMeIn, Inc.*	127,593	8,093,224
Q2 Holdings, Inc.*	40,430	1,132,849
WebMD Health Corp.*(a)	76,705	4,457,328

		35,474,030

IT Services — 6.0%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	108,605	4,083,548
CACI International, Inc. (Class A Stock)*	25,704	2,323,899
Cardtronics, Inc.*	119,985	4,776,603
Cass Information Systems, Inc.(a)	44,140	2,282,038
EPAM Systems, Inc.*	35,909	2,309,308
Euronet Worldwide, Inc.*	76,001	5,258,509
ExlService Holdings, Inc.*	96,184	5,041,003
InterXion Holding NV (Netherlands)*	101,275	3,735,022
MAXIMUS, Inc.	62,440	3,457,303
WEX, Inc.*	61,033	5,411,796
WNS Holdings Ltd. (India), ADR*	94,827	2,560,329

		41,239,358

Leisure Products — 0.5%
Vista Outdoor, Inc.*	70,393	3,359,858

Life Sciences Tools & Services — 0.6%
Cambrex Corp.*	5,180	267,961
PAREXEL International Corp.*	64,524	4,057,269

		4,325,230

Machinery — 1.7%
Altra Industrial Motion Corp.	95,932	2,588,245
John Bean Technologies Corp.	52,620	3,221,396
Manitowoc Foodservice, Inc.*	122,550	2,159,331
Rexnord Corp.*	76,670	1,505,032

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Toro Co. (The)	27,432	$2,419,502

		11,893,506

Marine — 0.4%
Kirby Corp.*	38,951	2,430,153

Media — 0.4%
IMAX Corp.*	104,517	3,081,161

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	132,142	3,289,014

Oil, Gas & Consumable Fuels — 1.0%
Carrizo Oil & Gas, Inc.*(a)	26,961	966,552
Diamondback Energy, Inc.*	17,453	1,591,888
PBF Energy, Inc. (Class A Stock)	80,560	1,915,717
RSP Permian, Inc.*	78,549	2,740,575

		7,214,732

Paper & Forest Products — 0.4%
Boise Cascade Co.*	113,180	2,597,481

Pharmaceuticals — 1.1%
Aerie Pharmaceuticals, Inc.*	137,776	2,424,858
Aratana Therapeutics, Inc.*(a)	188,820	1,193,342
Intersect ENT, Inc.*(a)	117,059	1,513,573
Relypsa, Inc.*(a)	121,067	2,239,739

		7,371,512

Professional Services — 2.4%
Exponent, Inc.	96,700	5,648,247
GP Strategies Corp.*	51,186	1,110,224
Huron Consulting Group, Inc.*	52,050	3,144,861
On Assignment, Inc.*	92,429	3,415,252
WageWorks, Inc.*	55,916	3,344,336

		16,662,920

Real Estate Investment Trusts (REITs) — 1.6%
CoreSite Realty Corp.	65,005	5,765,293
Sovran Self Storage, Inc.	26,897	2,822,033
Sunstone Hotel Investors, Inc.	215,902	2,605,937

		11,193,263

Road & Rail — 1.5%
Celadon Group, Inc.	129,614	1,058,946
Genesee & Wyoming, Inc. (Class A Stock)*	33,630	1,982,489
Knight Transportation, Inc.(a)	209,275	5,562,530
Marten Transport Ltd.	84,094	1,665,061

		10,269,026

Semiconductors & Semiconductor Equipment — 3.5%
Cavium, Inc.*	37,768	1,457,845
Cirrus Logic, Inc.*	55,640	2,158,276
Integrated Device Technology, Inc.*	144,595	2,910,697
MKS Instruments, Inc.	88,763	3,822,135
Monolithic Power Systems, Inc.	109,185	7,459,519
Tower Semiconductor Ltd. (Israel)*	498,409	6,190,240

		23,998,712

Software — 9.4%
Aspen Technology, Inc.*	39,593	1,593,222
Bottomline Technologies de, Inc.*	107,056	2,304,916
Ellie Mae, Inc.*	18,106	1,659,415
Fair Isaac Corp.	47,367	5,352,945

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Fair Isaac Corp.	2,440	$275,744
Fleetmatics Group PLC*	56,959	2,468,033
Guidewire Software, Inc.*	65,632	4,053,432
HubSpot, Inc.*(a)	58,567	2,542,979
Manhattan Associates, Inc.*	42,706	2,738,736
Paycom Software, Inc.*(a)	62,826	2,714,711
Proofpoint, Inc.*	127,724	8,058,107
PTC, Inc.*	72,260	2,715,531
RingCentral, Inc. (Class A Stock)*	295,736	5,831,914
Take-Two Interactive Software, Inc.*	119,053	4,514,490
Tyler Technologies, Inc.*	32,869	5,479,591
Ultimate Software Group, Inc. (The)*	35,452	7,455,201
Verint Systems, Inc.*	74,713	2,475,242
Zendesk, Inc.*	104,270	2,750,643

		64,984,852

Specialty Retail — 3.5%
Burlington Stores, Inc.*	145,823	9,727,852
DSW, Inc. (Class A Stock)	92,420	1,957,456
Five Below, Inc.*(a)	155,485	7,216,059
Lithia Motors, Inc. (Class A Stock)	37,898	2,693,411
Monro Muffler Brake, Inc.	40,595	2,580,218

		24,174,996

Textiles, Apparel & Luxury Goods — 3.1%
Carter’s, Inc.	23,809	2,534,944
G-III Apparel Group Ltd.*	166,067	7,592,583
Kate Spade & Co.*	199,339	4,108,377
Steven Madden Ltd.*(a)	211,967	7,245,032

		21,480,936

Thrifts & Mortgage Finance — 0.9%
EverBank Financial Corp.	199,863	2,969,964
LendingTree, Inc.*	22,375	1,976,384
MGIC Investment Corp.*(a)	214,950	1,278,953

		6,225,301

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	47,430	2,156,642
SiteOne Landscape Supply, Inc.*	7,300	248,126

		2,404,768

TOTAL COMMON STOCKS (cost $664,175,957)		675,952,960

EXCHANGE TRADED FUND — 1.2%
iShares Russell 2000 Growth ETF (cost $8,273,990)	61,480	8,433,826

TOTAL LONG-TERM INVESTMENTS (cost $672,449,947)		684,386,786

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 9.2%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND — 8.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $61,551,396; includes $61,272,232 of cash collateral received for securities on loan)(b)(w) (Note 4)	61,551,396	$61,551,396

UNAFFILIATED FUND — 0.3%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $2,165,903)	2,165,903	2,165,903

TOTAL SHORT-TERM INVESTMENTS (cost $63,717,299)		63,717,299

TOTAL INVESTMENTS — 108.1% (cost $736,167,246)		748,104,085
Liabilities in excess of other assets — (8.1)%		(56,305,453)

NET ASSETS — 100.0%		$691,798,632

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,690,600; cash collateral of $61,272,232 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,261,585	$—	$—
Airlines	3,184,110	—	—
Auto Components	6,937,287	—	—
Banks	18,135,565	—	—
Biotechnology	64,199,903	—	—
Building Products	14,144,821	—	—
Capital Markets	6,546,549	—	—
Chemicals	12,837,116	—	—
Commercial Services & Supplies	11,241,646	—	—
Communications Equipment	4,635,162	—	—
Construction Materials	6,460,355	—	—
Containers & Packaging	6,487,950	—	—
Distributors	3,668,388	—	—
Diversified Consumer Services	2,806,656	—	—
Diversified Financial Services	2,645,989	—	—
Diversified Telecommunication Services	3,164,530	—	—
Electrical Equipment	7,254,657	—	—
Electronic Equipment, Instruments & Components	11,486,712	—	—
Energy Equipment & Services	1,034,203	—	—
Food & Staples Retailing	13,591,922	—	—
Food Products	17,198,092	—	—
Health Care Equipment & Supplies	48,228,029	—	—
Health Care Providers & Services	24,530,795	—	—
Health Care Technology	6,527,860	—	—
Hotels, Restaurants & Leisure	34,389,806	—	—
Household Durables	3,996,170	—	—
Household Products	2,082,256	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Insurance	$11,031,951	$—	$—
Internet & Catalog Retail	3,572,086	—	—
Internet Software & Services	35,474,030	—	—
IT Services	41,239,358	—	—
Leisure Products	3,359,858	—	—
Life Sciences Tools & Services	4,325,230	—	—
Machinery	11,893,506	—	—
Marine	2,430,153	—	—
Media	3,081,161	—	—
Multiline Retail	3,289,014	—	—
Oil, Gas & Consumable Fuels	7,214,732	—	—
Paper & Forest Products	2,597,481	—	—
Pharmaceuticals	7,371,512	—	—
Professional Services	16,662,920	—	—
Real Estate Investment Trusts (REITs)	11,193,263	—	—
Road & Rail	10,269,026	—	—
Semiconductors & Semiconductor Equipment	23,998,712	—	—
Software	64,984,852	—	—
Specialty Retail	24,174,996	—	—
Textiles, Apparel & Luxury Goods	21,480,936	—	—
Thrifts & Mortgage Finance	6,225,301	—	—
Trading Companies & Distributors	2,404,768	—	—
Exchange Traded Fund	8,433,826	—	—
Affiliated Mutual Fund	61,551,396	—	—
Unaffiliated Fund	2,165,903	—	—

Total	$748,104,085	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Software	9.4%
Biotechnology	9.3
Affiliated Mutual Fund (8.9% represents investments purchased with collateral from securities on loan)	8.9
Health Care Equipment & Supplies	7.0
IT Services	6.0
Internet Software & Services	5.1
Hotels, Restaurants & Leisure	5.0
Health Care Providers & Services	3.5
Specialty Retail	3.5
Semiconductors & Semiconductor Equipment	3.5
Textiles, Apparel & Luxury Goods	3.1
Aerospace & Defense	2.9
Banks	2.6
Food Products	2.5
Professional Services	2.4
Building Products	2.0
Food & Staples Retailing	2.0
Chemicals	1.9
Machinery	1.7
Electronic Equipment, Instruments & Components	1.7
Commercial Services & Supplies	1.6
Real Estate Investment Trusts (REITs)	1.6
Insurance	1.6
Road & Rail	1.5
Exchange Traded Fund	1.2
Pharmaceuticals	1.1

Electrical Equipment	1.0%
Oil, Gas & Consumable Fuels	1.0
Auto Components	1.0
Capital Markets	0.9
Health Care Technology	0.9
Containers & Packaging	0.9
Construction Materials	0.9
Thrifts & Mortgage Finance	0.9
Communications Equipment	0.7
Life Sciences Tools & Services	0.6
Household Durables	0.6
Distributors	0.5
Internet & Catalog Retail	0.5
Leisure Products	0.5
Multiline Retail	0.5
Airlines	0.5
Diversified Telecommunication Services	0.5
Media	0.4
Diversified Consumer Services	0.4
Diversified Financial Services	0.4
Paper & Forest Products	0.4
Marine	0.4
Trading Companies & Distributors	0.3
Unaffiliated Fund	0.3
Household Products	0.3
Energy Equipment & Services	0.2

108.1
Liabilities in excess of other assets	(8.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $60,690,600:
Unaffiliated investments (cost $674,615,850)	$686,552,689
Affiliated investments (cost $61,551,396)	61,551,396
Receivable for investments sold	15,490,795
Receivable for fund share sold	407,485
Dividends receivable	299,388
Tax reclaim receivable	68,717
Prepaid expenses	3,635

Total Assets	764,374,105

LIABILITIES:
Payable to broker for collateral for securities on loan	61,272,232
Payable for investments purchased	9,882,164
Payable for fund share repurchased	1,055,743
Advisory fees payable	291,721
Accrued expenses and other liabilities	54,747
Distribution fee payable	18,524
Affiliated transfer agent fee payable	342

Total Liabilities	72,575,473

NET ASSETS	$691,798,632

Net assets were comprised of:
Paid-in capital	$385,624,229
Retained earnings	306,174,403

Net assets, June 30, 2016	$691,798,632

Net asset value and redemption price per share, $691,798,632 / 50,312,071 outstanding shares of beneficial interest	$13.75

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $18,100 foreign withholding tax)	$1,425,871
Affiliated income from securities lending, net	720,771
Affiliated dividend income	23,022

2,169,664

EXPENSES
Advisory fees	2,534,845
Distribution fee	818,054
Custodian and accounting fees	75,000
Audit fee	11,000
Trustees’ fees	9,000
Loan interest expense	7,493
Insurance expenses	6,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	8,129

Total expenses	3,483,521

NET INVESTMENT INCOME (LOSS)	(1,313,857)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(39,480,953)
Foreign currency transactions	(331)

(39,481,284)

Net change in unrealized appreciation (depreciation) on:
Investments	1,732,569
Foreign currencies	3,043

1,735,612

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(37,745,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,059,529)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(1,313,857)	$(2,014,811)
Net realized gain (loss) on investment and foreign currency transactions	(39,481,284)	37,778,429
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,735,612	(23,334,335)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,059,529)	12,429,283

FUND SHARE TRANSACTIONS:
Fund share sold [7,690,737 and 8,465,270 shares, respectively]	99,100,429	125,769,646
Fund share repurchased [9,188,665 and 13,013,834 shares, respectively]	(115,519,334)	(193,216,285)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(16,418,905)	(67,446,639)

CAPITAL CONTRIBUTIONS (NOTE 4)	473,737	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,004,697)	(55,017,356)
NET ASSETS:
Beginning of period	746,803,329	801,820,685

End of period	$691,798,632	$746,803,329

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 97.6%	Shares	Value (Note 2)
Aerospace & Defense — 2.3%
AAR Corp.	86,400	$2,016,576
Curtiss-Wright Corp.	14,500	1,221,625
Engility Holdings, Inc.*	45,600	963,072
Hexcel Corp.	94,865	3,950,179
Moog, Inc. (Class A Stock)*	46,950	2,531,544
Teledyne Technologies, Inc.*	23,729	2,350,357
Triumph Group, Inc.(a)	100,007	3,550,249
Vectrus, Inc.*	163,600	4,660,964

		21,244,566

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	71,200	2,949,104

Airlines — 0.9%
Hawaiian Holdings, Inc.*	103,302	3,921,344
JetBlue Airways Corp.*	17,400	288,144
SkyWest, Inc.	167,600	4,434,696

		8,644,184

Auto Components — 1.9%
Cooper Tire & Rubber Co.	112,200	3,345,804
Cooper-Standard Holding, Inc.*	60,900	4,810,491
Dana Holding Corp.	217,200	2,293,632
Dorman Products, Inc.*	41,410	2,368,652
Horizon Global Corp.*	218,472	2,479,657
Metaldyne Performance Group, Inc.	43,100	592,625
Stoneridge, Inc.*	125,600	1,876,464

		17,767,325

Banks — 15.3%
1st Source Corp.	6,250	202,437
Allegiance Bancshares, Inc.*	16,900	420,472
Banc of California, Inc.	299,300	5,417,330
Bank of Marin Bancorp	1,600	77,392
BankUnited, Inc.	63,960	1,964,851
Banner Corp.	14,500	616,830
BBCN Bancorp, Inc.	28,500	425,220
Berkshire Hills Bancorp, Inc.	11,600	312,272
Boston Private Financial Holdings, Inc.(a)	210,226	2,476,462
Cascade Bancorp*	49,200	272,568
Cathay General Bancorp	28,200	795,240
Central Valley Community Bancorp	13,300	186,200
Chemical Financial Corp.(a)	11,685	435,734
Columbia Banking System, Inc.	11,871	333,100
Community Trust Bancorp, Inc.	22,046	764,114
CU Bancorp*	13,400	304,582
Customers Bancorp, Inc.*	94,040	2,363,225
Eagle Bancorp, Inc.*	74,970	3,606,807
East West Bancorp, Inc.	22,683	775,305
Enterprise Financial Services Corp.	44,700	1,246,683
Farmers National Banc Corp.	49,108	432,150
Fidelity Southern Corp.	196,175	3,074,062
Financial Institutions, Inc.	23,200	604,824
First BanCorp (Puerto Rico)*	394,900	1,567,753
First Business Financial Services, Inc.	29,000	680,630
First Citizens BancShares, Inc. (Class A Stock)	2,500	647,275
First Commonwealth Financial Corp.	181,800	1,672,560
First Community Bancshares, Inc.	34,000	762,960
First Financial Bancorp	35,500	690,475

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
First Financial Corp.	7,300	$267,326
First Horizon National Corp.	320,291	4,413,610
First Interstate BancSystem, Inc. (Class A Stock)	75,500	2,121,550
First Merchants Corp.	51,900	1,293,867
First Midwest Bancorp, Inc.	47,200	828,832
First NBC Bank Holding Co.*	201,278	3,379,458
Flushing Financial Corp.	22,500	447,300
Franklin Financial Network, Inc.*	49,300	1,546,048
Fulton Financial Corp.	171,800	2,319,300
Great Southern Bancorp, Inc.	31,100	1,149,767
Hancock Holding Co.	180,037	4,700,766
Hanmi Financial Corp.	252,275	5,925,940
Heartland Financial USA, Inc.	43,000	1,517,470
Hilltop Holdings, Inc.*	99,100	2,080,109
IBERIABANK Corp.	199,988	11,945,283
Independent Bank Corp.	44,400	644,244
Independent Bank Corp.	21,000	959,700
MainSource Financial Group, Inc.	34,000	749,700
MB Financial, Inc.	134,355	4,874,399
MBT Financial Corp.	23,500	188,000
Middleburg Financial Corp.	6,400	174,080
NBT Bancorp, Inc.	50,438	1,444,040
OFG Bancorp (Puerto Rico)	76,000	630,800
Old Line Bancshares, Inc.	12,700	228,600
PacWest Bancorp	125,154	4,978,626
Pinnacle Financial Partners, Inc.	54,610	2,667,699
Preferred Bank	60,400	1,744,050
Premier Financial Bancorp, Inc.	7,100	119,635
PrivateBancorp, Inc.	136,200	5,996,886
Republic Bancorp, Inc. (Class A Stock)	11,346	313,490
ServisFirst Bancshares, Inc.	95,817	4,732,402
Sierra Bancorp	18,300	305,427
Simmons First National Corp. (Class A Stock)	8,000	369,480
South State Corp.	9,711	660,834
Southern National Bancorp of Virginia, Inc. .	23,100	280,665
Southwest Bancorp, Inc.	25,233	427,195
Sterling Bancorp	634,977	9,969,139
Stock Yards Bancorp, Inc.	10,800	304,884
Stonegate Bank	21,000	677,670
TCF Financial Corp.	298,250	3,772,863
Tompkins Financial Corp.	6,500	422,500
Towne Bank	10,196	220,743
TriCo Bancshares	114,000	3,146,400
TriState Capital Holdings, Inc.*	37,000	508,010
Triumph Bancorp, Inc.*	26,300	420,800
Trustmark Corp.	16,500	410,025
Union Bankshares Corp.	15,422	381,078
United Community Banks, Inc.	258,800	4,733,452
Univest Corp. of Pennsylvania	144,588	3,039,240
Webster Financial Corp.	23,900	811,405
WesBanco, Inc.	20,500	636,525
West Bancorporation, Inc.	13,600	252,824
Wilshire Bancorp, Inc.	248,600	2,590,412
Wintrust Financial Corp.	53,500	2,728,500

		144,582,561

Biotechnology — 0.9%
Adverum Biotechnologies, Inc.*	3,300	10,428

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc.*	64,800	$1,550,016
Applied Genetic Technologies Corp.*	3,400	48,042
Cara Therapeutics, Inc.*	15,000	72,150
Celldex Therapeutics, Inc.*(a)	132,200	580,358
Corvus Pharmaceuticals, Inc.*	45,200	644,552
Esperion Therapeutics, Inc.*	32,800	324,064
Exelixis, Inc.*	72,200	563,882
Immune Design Corp.*	5,800	47,328
Kite Pharma, Inc.*	8,000	400,000
Lexicon Pharmaceuticals, Inc.*(a)	61,000	875,350
Loxo Oncology, Inc.*(a)	26,600	616,588
Merrimack Pharmaceuticals, Inc.*	73,800	397,782
Pfenex, Inc.*	38,200	319,734
Rigel Pharmaceuticals, Inc.*	237,800	530,294
Sage Therapeutics, Inc.*	15,400	464,002
Ultragenyx Pharmaceutical, Inc.*	7,400	361,934
Vanda Pharmaceuticals, Inc.*	34,300	383,817
Zafgen, Inc.*	5,000	29,950

		8,220,271

Building Products — 0.3%
Universal Forest Products, Inc.	25,800	2,391,402

Capital Markets — 1.4%
Arlington Asset Investment Corp. (Class A Stock)	10,800	140,508
BGC Partners, Inc. (Class A Stock)	132,200	1,151,462
Federated Investors, Inc. (Class B Stock)	64,413	1,853,806
Hercules Capital, Inc.	395,030	4,906,273
Houlihan Lokey, Inc.	16,500	369,105
INTL. FCStone, Inc.*	20,300	553,987
Janus Capital Group, Inc.	41,500	577,680
KCG Holdings, Inc. (Class A Stock)*	142,400	1,893,920
Piper Jaffray Cos.*	47,000	1,771,900

		13,218,641

Chemicals — 2.0%
Cabot Corp.	36,438	1,663,759
Innophos Holdings, Inc.	124,164	5,240,962
Innospec, Inc.	4,700	216,153
Minerals Technologies, Inc.	50,400	2,862,720
Olin Corp.(a)	175,168	4,351,173
OMNOVA Solutions, Inc.*	16,200	117,450
Rayonier Advanced Materials, Inc.	48,700	661,833
Trinseo SA*	80,900	3,473,037

		18,587,087

Commercial Services & Supplies — 3.7%
ABM Industries, Inc.	88,200	3,217,536
ACCO Brands Corp.*	481,000	4,968,730
Clean Harbors, Inc.*(a)	83,731	4,363,222
Essendant, Inc.	13,200	403,392
Kimball International, Inc. (Class B Stock)	29,600	336,848
Matthews International Corp. (Class A Stock)	60,059	3,341,683
Multi-Color Corp.	44,740	2,836,516
Quad Graphics, Inc.	232,400	5,412,596
RR Donnelley & Sons Co.	28,434	481,103
Team, Inc.*	132,965	3,301,521
Tetra Tech, Inc.	143,589	4,414,644
Viad Corp.	47,000	1,457,000

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
West Corp.	42,200	$829,652

		35,364,443

Communications Equipment — 0.8%
Comtech Telecommunications Corp.	115,200	1,479,168
Extreme Networks, Inc.*	423,000	1,433,970
Ixia*	494,429	4,855,293

		7,768,431

Construction & Engineering — 1.0%
EMCOR Group, Inc.	172,292	8,487,104
Tutor Perini Corp.*	51,000	1,201,050

		9,688,154

Consumer Finance — 1.1%
Cash America International, Inc.	129,500	5,519,290
EZCORP, Inc. (Class A Stock)*	107,972	816,268
SLM Corp.*	619,900	3,830,982

		10,166,540

Containers & Packaging — 1.0%
Berry Plastics Group, Inc.*	112,959	4,388,457
Owens-Illinois, Inc.*	98,689	1,777,389
Silgan Holdings, Inc.	60,301	3,103,089

		9,268,935

Diversified Consumer Services — 0.1%
K12, Inc.*	92,800	1,159,072

Diversified Financial Services
GAIN Capital Holdings, Inc.	25,100	158,632

Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	72,098	2,888,246
IDT Corp. (Class B Stock)	77,000	1,092,630
Inteliquent, Inc.	231,400	4,602,546

		8,583,422

Electric Utilities — 3.6%
El Paso Electric Co.	36,100	1,706,447
Genie Energy Ltd. (Class B Stock)*(a)	38,300	259,291
Great Plains Energy, Inc.	209,346	6,364,118
IDACORP, Inc.	98,023	7,974,171
MGE Energy, Inc.	16,600	938,149
Portland General Electric Co.	288,026	12,707,707
Spark Energy, Inc. (Class A Stock)	58,400	1,930,120
Unitil Corp.	13,800	588,846
Westar Energy, Inc.	29,600	1,660,264

		34,129,113

Electrical Equipment — 1.5%
EnerSys	33,100	1,968,457
Generac Holdings, Inc.*(a)	100,033	3,497,154
General Cable Corp.	378,000	4,804,380
Regal Beloit Corp.	70,539	3,883,172

		14,153,163

Electronic Equipment, Instruments & Components — 2.8%
Benchmark Electronics, Inc.*	128,400	2,715,660
Coherent, Inc.*	35,362	3,245,524
Insight Enterprises, Inc.*	235,500	6,123,000
Kimball Electronics, Inc.*	129,875	1,616,944
Littelfuse, Inc.	10,200	1,205,538

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.*	13,500	$204,525
Plexus Corp.*	3,600	155,520
Sanmina Corp.*	256,668	6,881,269
Tech Data Corp.*	36,100	2,593,785
Vishay Intertechnology, Inc.	161,000	1,994,790
Vishay Precision Group, Inc.*	13,500	181,170

		26,917,725

Energy Equipment & Services — 1.1%
Archrock, Inc.	127,800	1,203,876
Atwood Oceanics, Inc.(a)	307,800	3,853,656
Helix Energy Solutions Group, Inc.*	132,100	892,996
McDermott International, Inc.*(a)	372,500	1,840,150
Seadrill Ltd. (United Kingdom)*	590,900	1,914,516
Superior Energy Services, Inc.	29,769	548,047

		10,253,241

Food & Staples Retailing — 0.8%
SpartanNash Co.	162,159	4,958,822
SUPERVALU, Inc.*	388,200	1,832,304
US Foods Holding Corp.*	29,500	715,080
Village Super Market, Inc. (Class A Stock)	10,300	297,567

		7,803,773

Food Products — 2.9%
Darling Ingredients, Inc.*	397,932	5,929,187
Dean Foods Co.(a)	121,800	2,203,362
Hain Celestial Group, Inc. (The)*	110,492	5,496,977
Post Holdings, Inc.*	30,000	2,480,700
Snyder’s-Lance, Inc.	82,362	2,791,248
TreeHouse Foods, Inc.*	82,146	8,432,287

		27,333,761

Gas Utilities — 0.9%
New Jersey Resources Corp.	102,400	3,947,520
Southwest Gas Corp.	44,400	3,494,724
Spire, Inc.	15,900	1,126,356

		8,568,600

Health Care Equipment & Supplies — 0.8%
AngioDynamics, Inc.*	50,500	725,685
Cynosure, Inc. (Class A Stock)*	36,000	1,751,220
ICU Medical, Inc.*	42,600	4,803,150
OraSure Technologies, Inc.*	50,800	300,228

		7,580,283

Health Care Providers & Services — 2.2%
Alliance HealthCare Services, Inc.*	3,736	23,313
Amsurg Corp.*	93,727	7,267,592
Cross Country Healthcare, Inc.*	176,300	2,454,096
HealthSouth Corp.	153,843	5,972,185
Kindred Healthcare, Inc.	115,900	1,308,511
Molina Healthcare, Inc.*(a)	57,800	2,884,220
WellCare Health Plans, Inc.*	8,300	890,424

		20,800,341

Hotels, Restaurants & Leisure — 0.4%
Buffalo Wild Wings, Inc.*	23,544	3,271,439
Carrols Restaurant Group, Inc.*	14,100	167,790
Isle of Capri Casinos, Inc.*	28,600	523,952

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	8,618	$152,970

		4,116,151

Household Durables — 0.3%
Ethan Allen Interiors, Inc.	48,359	1,597,781
Lifetime Brands, Inc.	89,300	1,302,887
NACCO Industries, Inc. (Class A Stock)	6,300	352,800

		3,253,468

Household Products — 0.5%
Central Garden & Pet Co. (Class A Stock)*	234,800	5,097,508

Independent Power & Renewable Electricity Producers — 1.1%
Dynegy, Inc.*	134,800	2,323,952
Ormat Technologies, Inc.	10,300	450,728
Talen Energy Corp.*	448,500	6,077,175
TerraForm Global, Inc. (Class A Stock)*	466,600	1,521,116

		10,372,971

Insurance — 5.3%
American Equity Investment Life Holding Co.	158,800	2,262,900
AMERISAFE, Inc.	48,400	2,963,048
AmTrust Financial Services, Inc.	60,538	1,483,181
Aspen Insurance Holdings Ltd. (Bermuda)	30,900	1,433,142
Assured Guaranty Ltd.	23,900	606,343
CNO Financial Group, Inc.	325,446	5,682,287
Employers Holdings, Inc.	75,027	2,177,283
Endurance Specialty Holdings Ltd.	34,996	2,350,331
First American Financial Corp.	59,100	2,377,002
Hanover Insurance Group, Inc. (The)	58,092	4,915,745
Horace Mann Educators Corp.	195,102	6,592,497
Infinity Property & Casualty Corp.	53,187	4,290,063
Maiden Holdings Ltd.(a)	92,600	1,133,424
Selective Insurance Group, Inc.	39,000	1,490,190
Stewart Information Services Corp.	117,600	4,869,816
United Fire Group, Inc.	7,400	313,982
Validus Holdings Ltd.	100,815	4,898,601

		49,839,835

Internet & Catalog Retail — 0.1%
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	38,200	835,816

Internet Software & Services — 0.6%
Everyday Health, Inc.*	222,058	1,749,817
RetailMeNot, Inc.*	479,800	3,699,258

		5,449,075

IT Services — 1.3%
Blackhawk Network Holdings, Inc.*	116,610	3,905,269
CACI International, Inc. (Class A Stock)*	39,964	3,613,145
Datalink Corp.*	40,800	306,000
ExlService Holdings, Inc.*	35,063	1,837,652
Sykes Enterprises, Inc.*	100,100	2,898,896

		12,560,962

Leisure Products — 0.5%
Arctic Cat, Inc.	72,407	1,230,919
Callaway Golf Co.	328,249	3,351,422

		4,582,341

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	67,033	$5,526,200
PerkinElmer, Inc.	80,908	4,241,197

		9,767,397

Machinery — 4.3%
Actuant Corp. (Class A Stock)	130,695	2,955,014
Altra Industrial Motion Corp.	78,435	2,116,176
EnPro Industries, Inc.	81,430	3,614,678
FreightCar America, Inc.	82,100	1,153,505
Global Brass & Copper Holdings, Inc.	205,200	5,599,908
Hurco Cos., Inc.	5,500	153,065
Hyster-Yale Materials Handling, Inc.	17,400	1,035,126
ITT, Inc.	96,208	3,076,732
Joy Global, Inc.(a)	221,800	4,688,852
Kadant, Inc.	51,100	2,632,161
Kennametal, Inc.	16,100	355,971
Meritor, Inc.*	270,900	1,950,480
Standex International Corp.	44,982	3,716,863
TriMas Corp.*	206,201	3,711,618
Watts Water Technologies, Inc. (Class A Stock)	65,196	3,798,319

		40,558,468

Media — 0.2%
Sinclair Broadcast Group, Inc. (Class A Stock)	73,316	2,189,216

Metals & Mining — 1.0%
AK Steel Holding Corp.*	441,600	2,057,856
Allegheny Technologies, Inc.	215,636	2,749,359
Commercial Metals Co.	135,200	2,284,880
Olympic Steel, Inc.	27,900	761,949
Ryerson Holding Corp.*	56,100	981,750
Schnitzer Steel Industries, Inc. (Class A Stock)	17,400	306,240

		9,142,034

Multi-Utilities — 0.5%
NorthWestern Corp.	73,452	4,632,618

Oil, Gas & Consumable Fuels — 2.5%
Bill Barrett Corp.*	278,500	1,779,615
Callon Petroleum Co.*(a)	169,670	1,905,394
Carrizo Oil & Gas, Inc.*	90,438	3,242,202
Delek US Holdings, Inc.	110,100	1,454,421
Denbury Resources, Inc.	825,800	2,964,622
Eclipse Resources Corp.*(a)	332,400	1,110,216
EP Energy Corp. (Class A Stock)*	186,300	965,034
Green Plains, Inc.	23,400	461,448
Memorial Resource Development Corp.*	248,012	3,938,430
Renewable Energy Group, Inc.*	169,900	1,500,217
REX American Resources Corp.*(a)	14,500	867,535
World Fuel Services Corp.	63,572	3,019,034

		23,208,168

Paper & Forest Products — 0.4%
Domtar Corp.	6,700	234,567
P.H. Glatfelter Co.	28,600	559,416
Schweitzer-Mauduit International, Inc.	72,300	2,550,744

		3,344,727

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 0.4%
Amphastar Pharmaceuticals, Inc.*	47,600	$767,312
ARIAD Pharmaceuticals, Inc.*	73,900	546,121
Impax Laboratories, Inc.*	7,800	224,796
Medicines Co. (The)*	36,900	1,240,947
Revance Therapeutics, Inc.*(a)	36,600	497,760
TherapeuticsMD, Inc.*	63,600	540,600

		3,817,536

Professional Services — 2.3%
Huron Consulting Group, Inc.*	95,318	5,759,114
Kelly Services, Inc. (Class A Stock)	109,100	2,069,627
Korn/Ferry International	74,744	1,547,201
Resources Connection, Inc.	75,800	1,120,324
TriNet Group, Inc.*	411,218	8,549,222
TrueBlue, Inc.*	52,500	993,300
VSE Corp.	20,800	1,389,440

		21,428,228

Real Estate Investment Trusts (REITs) — 10.8%
AG Mortgage Investment Trust, Inc.	16,400	236,816
Agree Realty Corp.	3,800	183,312
American Assets Trust, Inc.	14,100	598,404
American Campus Communities, Inc.	44,400	2,347,428
Armada Hoffler Properties, Inc.	22,700	311,898
Ashford Hospitality Trust, Inc.	615,100	3,303,087
Blackstone Mortgage Trust, Inc. (Class A Stock)	274,943	7,607,673
Bluerock Residential Growth REIT, Inc.	34,400	447,200
Capstead Mortgage Corp.	564,603	5,476,649
Cedar Realty Trust, Inc.	58,400	433,912
Chatham Lodging Trust	30,400	668,192
Chesapeake Lodging Trust	49,700	1,155,525
CoreSite Realty Corp.	34,700	3,077,543
Corporate Office Properties Trust	203,751	6,024,917
Cousins Properties, Inc.	188,700	1,962,480
CyrusOne, Inc.	8,900	495,374
DCT Industrial Trust, Inc.	93,600	4,496,544
DiamondRock Hospitality Co.	388,800	3,510,864
EastGroup Properties, Inc.	5,300	365,276
Education Realty Trust, Inc.	147,690	6,814,417
Equity One, Inc.	142,051	4,571,201
FelCor Lodging Trust, Inc.	36,400	226,772
First Industrial Realty Trust, Inc.	120,300	3,346,746
Franklin Street Properties Corp.	12,800	157,056
GEO Group, Inc. (The)	54,000	1,845,720
Government Properties Income Trust	11,600	267,496
Gramercy Property Trust	273,400	2,520,748
Highwoods Properties, Inc.	36,900	1,948,320
Hudson Pacific Properties, Inc.	24,400	711,992
InfraREIT, Inc.	90,600	1,589,124
Kite Realty Group Trust	80,500	2,256,415
Lexington Realty Trust	277,815	2,808,710
LTC Properties, Inc.	33,800	1,748,474
National Storage Affiliates Trust	39,300	818,226
Orchid Island Capital, Inc.(a)	13,500	138,915
Parkway Properties, Inc.	106,600	1,783,418
QTS Realty Trust, Inc. (Class A Stock)	17,900	1,002,042
RAIT Financial Trust	577,100	1,806,323
Ramco-Gershenson Properties Trust	31,900	625,559
Redwood Trust, Inc.	204,500	2,824,145

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Retail Opportunity Investments Corp.	248,000	$5,374,160
Rexford Industrial Realty, Inc.	70,100	1,478,409
RLJ Lodging Trust	51,500	1,104,675
Silver Bay Realty Trust Corp.	55,200	940,056
Summit Hotel Properties, Inc.	261,800	3,466,232
Sun Communities, Inc.	16,500	1,264,560
Sunstone Hotel Investors, Inc.	203,602	2,457,476
Xenia Hotels & Resorts, Inc.	232,800	3,906,384

		102,506,865

Road & Rail — 0.6%
ArcBest Corp.	149,200	2,424,500
Roadrunner Transportation Systems, Inc.*	142,700	1,064,542
YRC Worldwide, Inc.*	287,600	2,530,880

		6,019,922

Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.*	35,619	496,173
Amkor Technology, Inc.*	930,500	5,350,375
Cohu, Inc.	44,000	477,400
First Solar, Inc.*	47,000	2,278,560
IXYS Corp.	197,700	2,026,425
MACOM Technology Solutions Holdings, Inc.*(a)	147,115	4,851,853
MKS Instruments, Inc.	82,665	3,559,555
Semtech Corp.*	181,854	4,339,036
Ultra Clean Holdings, Inc.*	310,700	1,767,883
Xcerra Corp.*	101,600	584,200

		25,731,460

Software — 2.5%
A10 Networks, Inc.*	181,200	1,172,364
BroadSoft, Inc.*	105,587	4,332,235
Fair Isaac Corp.	17,761	2,007,171
Mentor Graphics Corp.	34,400	731,344
PTC, Inc.*	154,131	5,792,243
RingCentral, Inc. (Class A Stock)*	10,200	201,144
Rovi Corp.*(a)	236,250	3,694,950
Rubicon Project, Inc. (The)*	40,400	551,460
Take-Two Interactive Software, Inc.*	127,900	4,849,968
VASCO Data Security International, Inc.*	26,800	439,252

		23,772,131

Specialty Retail — 3.5%
Abercrombie & Fitch Co. (Class A Stock)	84,400	1,503,164
American Eagle Outfitters, Inc.(a)	280,826	4,473,558
Caleres, Inc.	58,900	1,425,969
Cato Corp. (The) (Class A Stock)	36,700	1,384,324
Children’s Place, Inc. (The)	63,200	5,067,376
DSW, Inc. (Class A Stock)	101,891	2,158,051
Express, Inc.*	155,093	2,250,399
Murphy USA, Inc.*	87,211	6,467,568
Office Depot, Inc.*	730,200	2,416,962
Pier 1 Imports, Inc.	455,500	2,341,270
Rent-A-Center, Inc.	128,500	1,577,980
Tailored Brands, Inc.	152,551	1,931,296
Tilly’s, Inc. (Class A Stock)*	64,000	370,560

		33,368,477

Technology Hardware, Storage & Peripherals — 0.5%
Diebold, Inc.(a)	190,013	4,718,023

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 1.1%
Delta Apparel, Inc.*	20,300	$457,765
Iconix Brand Group, Inc.*	423,811	2,864,962
Oxford Industries, Inc.	54,592	3,090,999
Perry Ellis International, Inc.*	40,000	804,800
Steven Madden Ltd.*(a)	83,427	2,851,535

		10,070,061

Thrifts & Mortgage Finance — 2.1%
BankFinancial Corp.	8,400	100,716
Charter Financial Corp.	42,400	563,072
Dime Community Bancshares, Inc.	77,000	1,309,770
ESSA Bancorp, Inc.	8,400	112,560
First Defiance Financial Corp.	15,900	617,715
Flagstar Bancorp, Inc.*	221,570	5,408,524
Home Bancorp, Inc.	6,400	175,808
HomeStreet, Inc.*	181,200	3,609,504
Meta Financial Group, Inc.	34,200	1,742,832
PennyMac Financial Services, Inc. (Class A Stock)*	137,900	1,722,371
Provident Financial Holdings, Inc.	9,500	173,850
Provident Financial Services, Inc.	27,000	530,280
Southern Missouri Bancorp, Inc.	4,800	112,944
United Community Financial Corp.	41,300	251,104
Walker & Dunlop, Inc.*	130,300	2,968,234
WSFS Financial Corp.	5,500	177,045

		19,576,329

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	4,700	212,158
MRC Global, Inc.*	246,300	3,499,923
SiteOne Landscape Supply, Inc.*	10,200	346,698

		4,058,779

Water Utilities — 0.2%
Artesian Resources Corp. (Class A Stock)	6,500	220,480
California Water Service Group	24,400	852,292
Consolidated Water Co., Ltd. (Cayman Islands)	56,100	732,666

		1,805,438

Wireless Telecommunication Services
NII Holdings, Inc.*	100	318

TOTAL LONG-TERM INVESTMENTS (cost $854,387,710)		923,127,092

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 5.7%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $54,425,815; includes $36,748,429 of cash collateral for securities on loan)(b)(w) (Note 4)	54,425,815	$54,425,815

TOTAL INVESTMENTS — 103.3% (cost $908,813,525)		977,552,907
Liabilities in excess of other assets(z) — (3.3)%		(31,632,269)

NET ASSETS — 100.0%		$945,920,638

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,359,744; cash collateral of $36,748,429 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
148	Russell 2000 Mini Index	Sep. 2016	$16,759,155	$16,981,520	$222,365

Cash of $837,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,244,566	$—	$—
Air Freight & Logistics	2,949,104	—	—
Airlines	8,644,184	—	—
Auto Components	17,767,325	—	—
Banks	144,582,561	—	—
Biotechnology	8,220,271	—	—
Building Products	2,391,402	—	—
Capital Markets	13,218,641	—	—
Chemicals	18,587,087	—	—
Commercial Services & Supplies	35,364,443	—	—
Communications Equipment	7,768,431	—	—
Construction & Engineering	9,688,154	—	—
Consumer Finance	10,166,540	—	—
Containers & Packaging	9,268,935	—	—
Diversified Consumer Services	1,159,072	—	—
Diversified Financial Services	158,632	—	—
Diversified Telecommunication Services	8,583,422	—	—
Electric Utilities	34,129,113	—	—
Electrical Equipment	14,153,163	—	—
Electronic Equipment, Instruments & Components	26,917,725	—	—
Energy Equipment & Services	10,253,241	—	—
Food & Staples Retailing	7,803,773	—	—
Food Products	27,333,761	—	—
Gas Utilities	8,568,600	—	—
Health Care Equipment & Supplies	7,580,283	—	—
Health Care Providers & Services	20,800,341	—	—
Hotels, Restaurants & Leisure	4,116,151	—	—
Household Durables	3,253,468	—	—
Household Products	5,097,508	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Independent Power & Renewable Electricity Producers	$10,372,971	$—	$—
Insurance	49,839,835	—	—
Internet & Catalog Retail	835,816	—	—
Internet Software & Services	5,449,075	—	—
IT Services	12,560,962	—	—
Leisure Products	4,582,341	—	—
Life Sciences Tools & Services	9,767,397	—	—
Machinery	40,558,468	—	—
Media	2,189,216	—	—
Metals & Mining	9,142,034	—	—
Multi-Utilities	4,632,618	—	—
Oil, Gas & Consumable Fuels	23,208,168	—	—
Paper & Forest Products	3,344,727	—	—
Pharmaceuticals	3,817,536	—	—
Professional Services	21,428,228	—	—
Real Estate Investment Trusts (REITs)	102,506,865	—	—
Road & Rail	6,019,922	—	—
Semiconductors & Semiconductor Equipment	25,731,460	—	—
Software	23,772,131	—	—
Specialty Retail	33,368,477	—	—
Technology Hardware, Storage & Peripherals	4,718,023	—	—
Textiles, Apparel & Luxury Goods	10,070,061	—	—
Thrifts & Mortgage Finance	19,576,329	—	—
Trading Companies & Distributors	4,058,779	—	—
Water Utilities	1,805,438	—	—
Wireless Telecommunication Services	318	—	—
Affiliated Mutual Fund	54,425,815	—	—
Other Financial Instruments*
Futures Contracts	222,365	—	—

Total	$977,775,272	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	15.3%
Real Estate Investment Trusts (REITs)	10.8
Affiliated Mutual Fund (3.9% represents investments purchased with collateral from securities on loan)	5.7
Insurance	5.3
Machinery	4.3
Commercial Services & Supplies	3.7
Electric Utilities	3.6
Specialty Retail	3.5
Food Products	2.9
Electronic Equipment, Instruments & Components	2.8
Semiconductors & Semiconductor Equipment	2.7
Software	2.5
Oil, Gas & Consumable Fuels	2.5
Professional Services	2.3
Aerospace & Defense	2.3
Health Care Providers & Services	2.2
Thrifts & Mortgage Finance	2.1
Chemicals	2.0
Auto Components	1.9
Electrical Equipment	1.5
Capital Markets	1.4
IT Services	1.3
Independent Power & Renewable Electricity Producers	1.1
Energy Equipment & Services	1.1
Consumer Finance	1.1
Textiles, Apparel & Luxury Goods	1.1
Life Sciences Tools & Services	1.0

Construction & Engineering	1.0%
Containers & Packaging	1.0
Metals & Mining	1.0
Airlines	0.9
Diversified Telecommunication Services	0.9
Gas Utilities	0.9
Biotechnology	0.9
Food & Staples Retailing	0.8
Communications Equipment	0.8
Health Care Equipment & Supplies	0.8
Road & Rail	0.6
Internet Software & Services	0.6
Household Products	0.5
Technology Hardware, Storage & Peripherals	0.5
Multi-Utilities	0.5
Leisure Products	0.5
Hotels, Restaurants & Leisure	0.4
Trading Companies & Distributors	0.4
Pharmaceuticals	0.4
Paper & Forest Products	0.4
Household Durables	0.3
Air Freight & Logistics	0.3
Building Products	0.3
Media	0.2
Water Utilities	0.2
Diversified Consumer Services	0.1
Internet & Catalog Retail	0.1

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin	$222,365	*	—	—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$652,181

Change in Unrealized Appreciation (Depreciation) Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$230,925

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long position was $15,919,700.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $36,359,744:
Unaffiliated investments (cost $854,387,710)	$923,127,092
Affiliated investments (cost $54,425,815)	54,425,815
Cash	126,714
Deposit with broker for futures	837,000
Receivable for investments sold	8,832,612
Dividends receivable	1,473,054
Due from broker-variation margin futures	270,840
Receivable for fund share sold	227,509
Tax reclaim receivable	2,125
Prepaid expenses	6,915

Total Assets	989,329,676

LIABILITIES:
Payable to broker for collateral for securities on loan	36,748,429
Payable for investments purchased	4,344,159
Payable for fund share repurchased	1,849,087
Advisory fees payable	339,346
Accrued expenses and other liabilities	102,265
Distribution fee payable	25,410
Affiliated transfer agent fee payable	342

Total Liabilities	43,409,038

NET ASSETS	$945,920,638

Net assets were comprised of:
Paid-in capital	$427,914,935
Retained earnings	518,005,703

Net assets, June 30, 2016	$945,920,638

Net asset value and redemption price per share, $945,920,638 / 43,254,065 outstanding shares of beneficial interest	$21.87

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $(225) foreign withholding tax)	$5,611,834
Affiliated income from securities lending, net	253,238
Affiliated dividend income	52,551

5,917,623

EXPENSES
Advisory fees	3,199,881
Distribution fee	1,111,318
Custodian and accounting fees	110,000
Audit fee	12,000
Trustees’ fees	9,000
Insurance expenses	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	3,574
Shareholders’ reports	2,000
Miscellaneous	11,374

Total expenses	4,475,147

NET INVESTMENT INCOME (LOSS)	1,442,476

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,424,116
Futures transactions	652,181

6,076,297

Net change in unrealized appreciation (depreciation) on:
Investments	36,239,665
Futures	230,925
Foreign currencies	107

36,470,697

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	42,546,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,989,470

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,442,476	$7,506,480
Net realized gain (loss) on investment transactions	6,076,297	118,796,837
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,470,697	(171,667,773)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,989,470	(45,364,456)

FUND SHARE TRANSACTIONS:
Fund share sold [5,103,247 and 3,063,194 shares, respectively]	103,279,914	63,984,495
Fund share repurchased [7,391,191 and 11,113,975 shares, respectively]	(143,509,054)	(234,743,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(40,229,140)	(170,759,011)

CAPITAL CONTRIBUTIONS (NOTE 4)	1,583,495	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,343,825	(216,123,467)
NET ASSETS:
Beginning of period	940,576,813	1,156,700,280

End of period	$945,920,638	$940,576,813

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%	Shares	Value (Note 2)
Aerospace & Defense — 3.8%
Boeing Co. (The)	393,400	$51,090,858
Textron, Inc.	294,400	10,763,264

		61,854,122

Air Freight & Logistics — 1.2%
FedEx Corp.	130,600	19,822,468

Airlines — 2.9%
Alaska Air Group, Inc.	299,800	17,475,342
American Airlines Group, Inc.	1,048,198	29,674,485

		47,149,827

Automobiles — 2.0%
Ferrari NV (Italy)(a)	193,130	7,904,811
Tesla Motors, Inc.*(a)	116,000	24,624,480

		32,529,291

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	219,817	25,665,833
Biogen, Inc.*	30,900	7,472,238
BioMarin Pharmaceutical, Inc.*	47,900	3,726,620
Celgene Corp.*	139,316	13,740,737
Incyte Corp.*	76,700	6,134,466
Vertex Pharmaceuticals, Inc.*	206,700	17,780,334

		74,520,228

Capital Markets — 4.4%
Morgan Stanley	1,609,800	41,822,604
State Street Corp.	242,500	13,075,600
TD Ameritrade Holding Corp.	582,356	16,582,587

		71,480,791

Communications Equipment — 0.8%
Juniper Networks, Inc.	331,700	7,459,933
Palo Alto Networks, Inc.*	40,800	5,003,712

		12,463,645

Construction Materials — 1.0%
Vulcan Materials Co.	139,100	16,742,076

Diversified Financial Services — 2.1%
CME Group, Inc.	105,800	10,304,920
Intercontinental Exchange, Inc.	92,150	23,586,714

		33,891,634

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	90,200	14,165,008

Health Care Equipment & Supplies — 3.4%
Intuitive Surgical, Inc.*	62,133	41,095,388
Stryker Corp.	120,100	14,391,583

		55,486,971

Health Care Providers & Services — 7.6%
Aetna, Inc.	139,800	17,073,774
Anthem, Inc.	167,500	21,999,450
Centene Corp.*	120,700	8,614,359
Cigna Corp.	124,800	15,973,152
Humana, Inc.	124,700	22,431,036
UnitedHealth Group, Inc.	277,900	39,239,480

		125,331,251

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 4.8%
Hilton Worldwide Holdings, Inc.	1,382,073	$31,138,105
MGM Resorts International*	1,190,323	26,937,009
Royal Caribbean Cruises Ltd.(a)	93,400	6,271,810
Starbucks Corp.	252,430	14,418,802

		78,765,726

Industrial Conglomerates — 4.0%
Danaher Corp.	644,100	65,054,100

Internet & Catalog Retail — 14.6%
Amazon.com, Inc.*	197,647	141,440,146
Netflix, Inc.*	234,000	21,406,320
Priceline Group, Inc. (The)*	61,900	77,276,579

		240,123,045

Internet Software & Services — 11.2%
Alphabet, Inc. (Class A Stock)*	92,360	64,978,031
Alphabet, Inc. (Class C Stock)*	53,113	36,759,507
Facebook, Inc. (Class A Stock)*	581,200	66,419,536
Tencent Holdings Ltd. (China), ADR	716,000	16,446,520

		184,603,594

IT Services — 4.7%
PayPal Holdings, Inc.*	431,400	15,750,414
Visa, Inc. (Class A Stock)(a)	835,300	61,954,201

		77,704,615

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	31,800	4,464,084

Machinery — 0.8%
Flowserve Corp.	157,770	7,126,471
Wabtec Corp.	94,402	6,629,852

		13,756,323

Multiline Retail — 1.5%
Dollar General Corp.	264,200	24,834,800

Pharmaceuticals — 5.6%
Allergan PLC*	143,753	33,219,881
Bristol-Myers Squibb Co.	672,400	49,455,020
Eli Lilly & Co.	117,000	9,213,750

		91,888,651

Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV (Netherlands)(a)	197,300	19,574,133
NXP Semiconductors NV (Netherlands)*	311,480	24,401,343

		43,975,476

Software — 7.5%
Microsoft Corp.	867,100	44,369,507
Mobileye NV*(a)	319,100	14,723,274
NetSuite, Inc.*(a)	168,900	12,295,920
salesforce.com, Inc.*	401,300	31,867,233
ServiceNow, Inc.*	197,900	13,140,560
Workday, Inc. (Class A Stock)*(a)	97,700	7,295,259

		123,691,753

Specialty Retail — 3.1%
Lowe’s Cos., Inc.	360,200	28,517,034
Tractor Supply Co.	252,359	23,010,094

		51,527,128

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	175,000	$16,730,000

Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.	578,500	14,537,705

Tobacco — 0.7%
Philip Morris International, Inc.	107,000	10,884,040

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	314,700	13,617,069

TOTAL COMMON STOCKS (cost $1,420,656,286)		1,621,595,421

PREFERRED STOCK
Internet Software & Services
Living Social, CVT (original cost $1,352,010; purchased 11/18/11)*^(f)(g) (cost $1,352,010)	175,814	1,758

TOTAL LONG-TERM INVESTMENTS (cost $1,422,008,296)		1,621,597,179

SHORT-TERM INVESTMENT — 7.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $121,536,516; includes $107,304,031 of cash collateral for securities on loan)(b)(w) (Note 4)	121,536,516	121,536,516

TOTAL INVESTMENTS — 106.2% (cost $1,543,544,812)		1,743,133,695
Liabilities in excess of other assets — (6.2)%		(101,805,183)

NET ASSETS — 100.0%		$1,641,328,512

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,758 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,486,252; cash collateral of $107,304,031 (including in liabilities) was received with which the fund purchased highly liquid short-term investments. In addition, as of June 30, 2016, $214,500 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,352,010. The aggregate value of $1,758 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$61,854,122	$—	$—
Air Freight & Logistics	19,822,468	—	—
Airlines	47,149,827	—	—
Automobiles	32,529,291	—	—
Biotechnology	74,520,228	—	—
Capital Markets	71,480,791	—	—
Communications Equipment	12,463,645	—	—
Construction Materials	16,742,076	—	—
Diversified Financial Services	33,891,634	—	—
Food & Staples Retailing	14,165,008	—	—
Health Care Equipment & Supplies	55,486,971	—	—
Health Care Providers & Services	125,331,251	—	—
Hotels, Restaurants & Leisure	78,765,726	—	—
Industrial Conglomerates	65,054,100	—	—
Internet & Catalog Retail	240,123,045	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$184,603,594	$—	$—
IT Services	77,704,615	—	—
Life Sciences Tools & Services	4,464,084	—	—
Machinery	13,756,323	—	—
Multiline Retail	24,834,800	—	—
Pharmaceuticals	91,888,651	—	—
Semiconductors & Semiconductor Equipment	43,975,476	—	—
Software	123,691,753	—	—
Specialty Retail	51,527,128	—	—
Technology Hardware, Storage & Peripherals	16,730,000	—	—
Textiles, Apparel & Luxury Goods	14,537,705	—	—
Tobacco	10,884,040	—	—
Wireless Telecommunication Services	13,617,069	—	—
Preferred Stocks
Internet Software & Services	—	—	1,758
Affiliated Mutual Fund	121,536,516	—	—

Total	$1,743,131,937	$—	$1,758

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet & Catalog Retail	14.6%
Internet Software & Services	11.2
Health Care Providers & Services	7.6
Software	7.5
Affiliated Mutual Fund (6.5% represents investments purchased with collateral from securities on loan)	7.4
Pharmaceuticals	5.6
Hotels, Restaurants & Leisure	4.8
IT Services	4.7
Biotechnology	4.5
Capital Markets	4.4
Industrial Conglomerates	4.0
Aerospace & Defense	3.8
Health Care Equipment & Supplies	3.4
Specialty Retail	3.1

Airlines	2.9%
Semiconductors & Semiconductor Equipment	2.7
Diversified Financial Services	2.1
Automobiles	2.0
Multiline Retail	1.5
Air Freight & Logistics	1.2
Construction Materials	1.0
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	0.9
Food & Staples Retailing	0.9
Machinery	0.8
Wireless Telecommunication Services	0.8
Communications Equipment	0.8
Tobacco	0.7
Life Sciences Tools & Services	0.3

106.2
Liabilities in excess of other assets	(6.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $104,486,252:
Unaffiliated investments (cost $1,422,008,296)	$1,621,597,179
Affiliated investments (cost $121,536,516)	121,536,516
Receivable for investments sold	5,387,800
Receivable for fund share sold	2,603,704
Dividends receivable	836,918
Deposit with affiliated securities lending agent	214,500
Tax reclaim receivable	9,793
Prepaid expenses	3,682

Total Assets	1,752,190,092

LIABILITIES:
Payable to broker for collateral for securities on loan	107,518,531
Payable for investments purchased	1,568,446
Payable for fund share repurchased	1,173,435
Advisory fees payable	481,910
Accrued expenses and other liabilities	74,233
Distribution fee payable	44,330
Deferred trustees’ fees	353
Affiliated transfer agent fee payable	342

Total Liabilities	110,861,580

NET ASSETS	$1,641,328,512

Net assets were comprised of:
Paid-in capital	$677,295,341
Retained earnings	964,033,171

Net assets, June 30, 2016	$1,641,328,512

Net asset value and redemption price per share, $1,641,328,512 / 71,778,374 outstanding shares of beneficial interest	$22.87

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $45,809 foreign withholding tax)	$6,811,843
Affiliated income from securities lending, net	595,379
Affiliated dividend income	45,115

7,452,337

EXPENSES
Advisory fees	5,713,179
Distribution fee	2,064,164
Custodian and accounting fees	118,000
Trustees’ fees	14,000
Loan interest expense	13,753
Insurance expenses	13,000
Audit fee	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	12,940

Total expenses	7,973,036
Less: advisory fee waivers and/or expense reimbursement	(70,612)

Net expenses	7,902,424

NET INVESTMENT INCOME (LOSS)	(450,087)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	69,037,271

Net change in unrealized appreciation (depreciation) on:
Investments	(216,925,994)
Foreign currencies	565

(216,925,429)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(147,888,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(148,338,245)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(450,087)	$(6,191,259)
Net realized gain (loss) on investment transactions	69,037,271	190,723,955
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(216,925,429)	(16,817,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(148,338,245)	167,715,182

FUND SHARE TRANSACTIONS:
Fund share sold [11,287,750 and 14,981,334 shares, respectively]	252,824,953	356,324,323
Fund share repurchased [20,392,339 and 14,517,019 shares, respectively]	(443,250,822)	(341,193,688)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(190,425,869)	15,130,635

CAPITAL CONTRIBUTIONS (NOTE 4)	1,230,526	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(337,533,588)	182,845,817
NET ASSETS:
Beginning of period	1,978,862,100	1,796,016,283

End of period	$1,641,328,512	$1,978,862,100

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 96.5%	Shares	Value (Note 2)
Agricultural Products — 0.6%
Ingredion, Inc.	23,700	$3,067,017

Automotive Retail — 0.6%
Murphy USA, Inc.*	40,000	2,966,400

Building Products — 0.3%
Kingspan Group PLC (Ireland)	68,708	1,486,856

Construction & Engineering — 0.4%
Valmont Industries, Inc.	12,600	1,704,402

Construction Materials — 2.6%
Martin Marietta Materials, Inc.	15,300	2,937,600
Vulcan Materials Co.	82,225	9,896,601

		12,834,201

Diversified Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	69,700	4,516,560

Diversified Metals & Mining — 3.0%
Antofagasta PLC (Chile)	375,801	2,349,899
Aurubis AG (Germany)	31,853	1,448,450
BHP Billiton Ltd. (Australia)	119,570	1,666,358
South32 Ltd. (Australia)*	1,567,755	1,838,645
Southern Copper Corp. (Peru)(a)	267,700	7,222,546

		14,525,898

Electric Utilities — 3.2%
Edison International	66,700	5,180,589
Exelon Corp.	126,000	4,581,360
PG&E Corp.	65,300	4,173,976
Red Electrica Corp. SA (Spain)	16,854	1,505,975

		15,441,900

Electrical Components & Equipment — 0.5%
Legrand SA (France)	49,600	2,539,101

Fertilizers & Agricultural Chemicals — 2.1%
Agrium, Inc. (Canada)	38,200	3,454,044
CF Industries Holdings, Inc.(a)	138,700	3,342,670
Monsanto Co.	32,700	3,381,507

		10,178,221

Forest Products — 0.4%
West Fraser Timber Co. Ltd. (Canada)	57,500	1,681,006

Gas Utilities — 1.8%
Atmos Energy Corp.	109,732	8,923,406

Gold — 3.7%
Centamin PLC (United Kingdom)	1,525,020	2,686,587
Franco-Nevada Corp. (Canada)	45,500	3,459,824
OceanaGold Corp. (Australia)	892,300	3,404,961
Randgold Resources Ltd. (United Kingdom)	56,897	6,384,869
Tahoe Resources, Inc.	133,700	2,002,473

		17,938,714

Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc.	280,600	4,206,194

Industrial Conglomerates — 0.2%
Silver Run Acquisition Corp., UTS*	92,310	921,254

Industrial Gases — 2.8%
Air Liquide SA (France)	12,001	1,250,289
Air Products & Chemicals, Inc.	66,447	9,438,132

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Gases (continued)
Praxair, Inc.	27,800	$3,124,442

		13,812,863

Industrial Machinery — 4.0%
Flowserve Corp.	171,800	7,760,206
Mueller Water Products, Inc. (Class A Stock)	57,972	662,040
Pentair PLC (United Kingdom)	99,900	5,823,171
Sandvik AB (Sweden)(a)	258,478	2,587,864
Watts Water Technologies, Inc. (Class A Stock)	48,200	2,808,132

		19,641,413

Integrated Oil & Gas — 15.8%
Cenovus Energy, Inc. (Canada)	147,200	2,036,042
Chevron Corp.	36,100	3,784,363
Exxon Mobil Corp.	166,107	15,570,870
Occidental Petroleum Corp.	181,184	13,690,263
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	525,115	14,508,256
Statoil ASA (Norway)	153,878	2,658,775
Suncor Energy, Inc. (Canada)	120,100	3,330,373
TOTAL SA (France)(a)	447,098	21,441,135

		77,020,077

Metal & Glass Containers — 1.5%
Ball Corp.(a)	62,300	4,503,667
Intertape Polymer Group, Inc. (Canada)	34,494	562,819
Vidrala SA (Spain)	35,547	2,069,071

		7,135,557

Multi-Utilities — 3.1%
National Grid PLC (United Kingdom)	412,695	6,068,845
NiSource, Inc.	268,904	7,131,334
WEC Energy Group, Inc.	25,500	1,665,150

		14,865,329

Oil & Gas Equipment & Services — 9.5%
Aker Solutions ASA (Norway), RegS*	703,317	3,016,050
Baker Hughes, Inc.	213,000	9,612,690
Dril-Quip, Inc.*	37,000	2,161,910
FMC Technologies, Inc.*	158,800	4,235,196
Frank’s International NV	59,700	872,217
Halliburton Co.	105,100	4,759,979
John Wood Group PLC (United Kingdom)	255,012	2,347,435
Oceaneering International, Inc.	83,200	2,484,352
RPC, Inc.*(a)	195,400	3,034,562
SBM Offshore NV (Netherlands)	275,353	3,191,106
Schlumberger Ltd.	74,969	5,928,549
Tenaris SA (Luxembourg)	251,398	3,633,500
Tesco Corp.	126,100	843,609

		46,121,155

Oil & Gas Exploration & Production — 22.6%
Advantage Oil & Gas Ltd. (Canada)*	394,500	2,204,644
ARC Resources Ltd. (Canada)	184,500	3,157,471
Cabot Oil & Gas Corp.	18,500	476,190
Canadian Natural Resources Ltd. (Canada)	140,300	4,325,449
Cimarex Energy Co.	95,563	11,402,577
Concho Resources, Inc.*	84,300	10,054,461
Crew Energy, Inc. (Canada)*	265,500	1,193,974

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production (continued)
Diamondback Energy, Inc.*	39,100	$3,566,311
EOG Resources, Inc.	51,120	4,264,430
EQT Corp.	115,561	8,947,888
Gulfport Energy Corp.*	200,500	6,267,630
Hess Corp.	53,500	3,215,350
Kelt Exploration Ltd. (Canada)*(a)	591,600	2,165,926
Kosmos Energy Ltd.*(a)	595,900	3,247,655
Lundin Petroleum AB (Sweden)*	114,496	2,086,475
Matador Resources Co.*(a)	148,700	2,944,260
NuVista Energy Ltd. (Canada)*	257,113	1,243,822
Ophir Energy PLC (United Kingdom)*	1,758,155	1,856,353
Painted Pony Petroleum Ltd. (Canada)*	259,600	1,523,099
Parsley Energy, Inc. (Class A Stock)*	38,000	1,028,280
PDC Energy, Inc.*(a)	44,972	2,590,837
Peyto Exploration & Development Corp. (Canada)	129,600	3,478,872
Pioneer Natural Resources Co.	62,008	9,376,230
Raging River Exploration, Inc. (Canada)*	125,800	1,000,986
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	255,455	4,875,978
Southwestern Energy Co.*	179,800	2,261,884
Tourmaline Oil Corp. (Canada)*	281,075	7,399,172
Woodside Petroleum Ltd. (Australia)	192,467	3,902,708

		110,058,912

Oil & Gas Refining & Marketing — 0.3%
Valero Energy Corp.	27,100	1,382,100

Oil & Gas Storage & Transportation — 0.7%
Koninklijke Vopak NV (Netherlands)	70,664	3,517,633

Paper Packaging — 3.6%
Bemis Co., Inc.	96,900	4,989,381
Graphic Packaging Holding Co.	242,600	3,042,204
International Paper Co.	67,200	2,847,936
Orora Ltd. (Australia)	1,104,310	2,292,877
WestRock Co.	115,028	4,471,138

		17,643,536

Paper Products
Metsa Board OYJ (Finland)	16,773	85,393

Precious Metals & Minerals — 1.4%
Fresnillo PLC (Mexico)	217,146	4,781,904
Petra Diamonds Ltd. (South Africa)	1,345,460	2,076,505

		6,858,409

Specialized REIT’s — 0.7%
Weyerhaeuser Co.	117,951	3,511,401

Specialty Chemicals — 7.8%
Akzo Nobel NV (Netherlands)	35,899	2,230,084
Ashland, Inc.	42,500	4,877,725
Croda International PLC (United Kingdom)	80,824	3,392,879
Flotek Industries, Inc.*(a)	105,700	1,395,240
Ingevity Corp.*	25,941	883,032
PolyOne Corp.	42,600	1,501,224
PPG Industries, Inc.	47,200	4,915,880
RPM International, Inc.	201,800	10,079,910
Sherwin-Williams Co. (The)	5,900	1,732,653
Umicore SA (Belgium)	45,327	2,341,342
Victrex PLC (United Kingdom)	234,028	4,737,863

		38,087,832

COMMON STOCKS (continued)	Shares	Value (Note 2)
Steel — 0.8%
Acerinox SA (Spain)	154,163	$1,714,821
Worthington Industries, Inc.	48,800	2,064,240

		3,779,061

Trading Companies & Distributors — 0.7%
MRC Global, Inc.*	231,600	3,291,036

TOTAL COMMON STOCKS (cost $432,937,068)		469,742,837

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 0.5%
Oil & Gas
Concho Resources, Inc.,
Gtd. Notes
7.000%	01/15/21	375	385,314
Kosmos Energy Ltd.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	695	670,675
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	930	899,216
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	575	595,844

TOTAL CORPORATE BONDS (cost $2,165,890)			2,551,049

TOTAL LONG-TERM INVESTMENTS (cost $435,102,958)			472,293,886

	Shares
SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $24,260,393; includes $17,286,383 of cash collateral received for securities on loan)(b)(w) (Note 4)	24,260,393	24,260,393

TOTAL INVESTMENTS — 102.0% (cost $459,363,351)		496,554,279
Liabilities in excess of other assets — (2.0)%		(9,676,281)

NET ASSETS — 100.0%		$486,877,998

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,130,113; cash collateral of $17,286,383 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural Products	$3,067,017	$—	$—
Automotive Retail	2,966,400	—	—
Building Products	1,486,856	—	—
Construction & Engineering	1,704,402	—	—
Construction Materials	12,834,201	—	—
Diversified Chemicals	4,516,560	—	—
Diversified Metals & Mining	7,222,546	7,303,352	—
Electric Utilities	13,935,925	1,505,975	—
Electrical Components & Equipment	—	2,539,101	—
Fertilizers & Agricultural Chemicals	10,178,221	—	—
Forest Products	1,681,006	—	—
Gas Utilities	8,923,406	—	—
Gold	8,867,258	9,071,456	—
Independent Power Producers & Energy Traders	4,206,194	—	—
Industrial Conglomerates	921,254	—	—
Industrial Gases	12,562,574	1,250,289	—
Industrial Machinery	17,053,549	2,587,864	—
Integrated Oil & Gas	38,411,911	38,608,166	—
Metal & Glass Containers	7,135,557	—	—
Multi-Utilities	8,796,484	6,068,845	—
Oil & Gas Equipment & Services	33,933,064	12,188,091	—
Oil & Gas Exploration & Production	102,213,376	7,845,536	—
Oil & Gas Refining & Marketing	1,382,100	—	—
Oil & Gas Storage & Transportation	—	3,517,633	—
Paper Packaging	15,350,659	2,292,877	—
Paper Products	—	85,393	—
Precious Metals & Minerals	—	6,858,409	—
Specialized REIT’s	3,511,401	—	—
Specialty Chemicals	25,385,664	12,702,168	—
Steel	2,064,240	1,714,821	—
Trading Companies & Distributors	3,291,036	—	—
Corporate Bonds	—	2,551,049	—
Affiliated Mutual Fund	24,260,393	—	—

Total	$377,863,254	$118,691,025	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Oil & Gas Exploration & Production	22.6%
Integrated Oil & Gas	15.8
Oil & Gas Equipment & Services	9.5
Specialty Chemicals	7.8
Affiliated Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	5.0
Industrial Machinery	4.0
Gold	3.7
Paper Packaging	3.6
Electric Utilities	3.2
Multi-Utilities	3.1
Diversified Metals & Mining	3.0
Industrial Gases	2.8
Construction Materials	2.6
Fertilizers & Agricultural Chemicals	2.1
Gas Utilities	1.8
Metal & Glass Containers	1.5

Precious Metals & Minerals	1.4%
Diversified Chemicals	0.9
Independent Power Producers & Energy Traders	0.9
Steel	0.8
Oil & Gas Storage & Transportation	0.7
Specialized REIT’s	0.7
Trading Companies & Distributors	0.7
Agricultural Products	0.6
Automotive Retail	0.6
Oil & Gas	0.5
Electrical Components & Equipment	0.5
Construction & Engineering	0.4
Forest Products	0.4
Building Products	0.3
Oil & Gas Refining & Marketing	0.3
Industrial Conglomerates	0.2

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $17,130,113:
Unaffiliated investments (cost $435,102,958)	$472,293,886
Affiliated investments (cost $24,260,393)	24,260,393
Foreign currency, at value (cost $2,144,132)	2,155,669
Receivable for investments sold	8,428,180
Receivable for fund share sold	1,244,757
Dividends and interest receivable	675,596
Tax reclaim receivable	494,714
Prepaid expenses	2,319

Total Assets	509,555,514

LIABILITIES:
Payable to broker for collateral for securities on loan	17,286,383
Payable for investments purchased.	5,055,108
Advisory fees payable	198,577
Accrued expenses and other liabilities	117,231
Distribution fee payable.	13,118
Payable for fund share repurchased	6,757
Affiliated transfer agent fee payable	342

Total Liabilities	22,677,516

NET ASSETS	$486,877,998

Net assets were comprised of:
Paid-in capital	$599,717,615
Retained earnings	(112,839,617)

Net assets, June 30, 2016	$486,877,998

Net asset value and redemption price per share, $486,877,998 / 24,727,231 outstanding shares of beneficial interest	$19.69

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $269,738 foreign withholding tax)	$4,764,183
Interest income	164,435
Affiliated income from securities lending, net	164,037
Affiliated dividend income	22,475

5,115,130

EXPENSES
Advisory fees	1,529,823
Distribution fee	524,193
Custodian and accounting fees	108,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	3,314
Shareholders’ reports	3,000
Miscellaneous	17,816

Total expenses	2,219,146
Less: advisory fee waivers and/or expense reimbursement	(4,194)

Net expenses	2,214,952

NET INVESTMENT INCOME (LOSS)	2,900,178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(34,115,679)
Foreign currency transactions	(101,417)

(34,217,096)

Net change in unrealized appreciation (depreciation) on:
Investments	90,578,614
Foreign currencies	13,379

90,591,993

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	56,374,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,275,075

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,900,178	$4,555,360
Net realized gain (loss) on investment and foreign currency transactions	(34,217,096)	(75,520,366)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	90,591,993	(40,125,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,275,075	(111,090,625)

FUND SHARE TRANSACTIONS:
Fund share sold [6,923,458 and 5,567,709 shares, respectively]	123,778,505	106,576,227
Fund share repurchased [6,954,034 and 8,620,733 shares, respectively]	(113,289,188)	(158,409,579)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	10,489,317	(51,833,352)

CAPITAL CONTRIBUTIONS (NOTE 4)	628,906	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,393,298	(162,923,977)
NET ASSETS:
Beginning of period	416,484,700	579,408,677

End of period	$486,877,998	$416,484,700

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
LONG-TERM INVESTMENTS — 64.0%
FOREIGN BONDS — 44.6%
Brazil — 12.6%
Brazil Letras do Tesouro Nacional,
Bills
11.313%(s)	10/01/16	BRL	3,440	$1,034,672
11.559%(s)	01/01/17	BRL	12,880	3,753,917
12.269%(s)	01/01/18	BRL	7,750	2,012,252
14.005%(s)	07/01/16	BRL	1,640	510,269
Brazil Notas do Tesouro Nacional,
Series B, Notes
6.000%	08/15/18	BRL	850	777,678
6.000%	05/15/19	BRL	3,330	3,000,133
6.000%	08/15/20	BRL	1,537	1,399,936
6.000%	08/15/22	BRL	4,130	3,740,572
6.000%	05/15/23	BRL	8,405	7,519,512
6.000%	08/15/24	BRL	170	155,152
6.000%	08/15/50	BRL	630	580,263
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,775,253
10.000%	01/01/23	BRL	45,120	12,765,082
10.000%	01/01/25	BRL	3,610	1,005,356
10.000%	01/01/27	BRL	3,110	851,925
Series F, Sr. Notes
10.000%	01/01/17	BRL	6,710	2,050,667

				42,932,639

Indonesia — 8.2%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,134,154
7.000%	05/15/22	IDR	121,498,000	8,914,408
8.375%	03/15/24	IDR	66,672,000	5,321,145
8.375%	09/15/26	IDR	54,317,000	4,360,908
8.375%	03/15/34	IDR	47,530,000	3,813,192
9.000%	03/15/29	IDR	5,415,000	453,692
10.250%	07/15/22	IDR	14,584,000	1,245,121
12.800%	06/15/21	IDR	8,277,000	764,832
12.900%	06/15/22	IDR	909,000	86,215

				28,093,667

Malaysia — 4.3%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.394%	03/15/17	MYR	47,730	11,903,494
3.814%	02/15/17	MYR	10,360	2,587,078

				14,490,572

Mexico — 7.7%
Mexican Bonos,
Bonds
4.750%	06/14/18	MXN	10,650	581,423
5.000%	06/15/17	MXN	162,780	8,952,550
Sr. Unsec’d. Notes
7.250%	12/15/16	MXN	257,972	14,290,756
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,382,808

				26,207,537

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Philippines — 4.6%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	$15,835,973

Poland — 2.1%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,248,273
4.750%	10/25/16	PLN	22,580	5,778,387
4.750%	04/25/17	PLN	1,136	295,182

				7,321,842

Portugal — 2.0%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
4.950%	10/25/23	EUR	53	67,223
5.650%	02/15/24	EUR	131	172,760
Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	5,580	6,424,165

				6,664,148

South Korea — 3.1%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.960%	02/02/17	KRW	685,300	597,454
2.070%	12/02/16	KRW	7,262,500	6,326,745
2.220%	10/02/16	KRW	4,080,000	3,550,664

				10,474,863

TOTAL FOREIGN BONDS (cost $164,270,492)				152,021,241

SOVEREIGN ISSUES — 19.4%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	10,804
7.750%	04/14/21	COP	245,000	85,769
9.850%	06/28/27	COP	59,000	24,172
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	2,742,000	821,967
7.000%	09/11/19	COP	412,000	141,846
7.000%	05/04/22	COP	790,000	269,879
7.500%	08/26/26	COP	5,328,000	1,811,791
7.750%	09/18/30	COP	7,598,000	2,619,427
10.000%	07/24/24	COP	1,770,000	704,451
11.000%	07/24/20	COP	903,000	353,810
11.250%	10/24/18	COP	529,000	197,885
Notes
5.000%	11/21/18	COP	278,000	91,700
Korea Monetary Stabilization Bond (South Korea),
Sr. Unsec’d. Notes
1.560%	10/02/17	KRW	2,758,900	2,404,105
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.000%	12/10/17	KRW	3,015,300	2,645,490
2.000%	03/10/21	KRW	26,840,000	24,044,711
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, 144A
5.125%	10/15/24		5,320	5,318,457

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
SOVEREIGN ISSUES (continued)
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20		4,250	$4,382,430
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21		3,190	3,651,689
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.500%	10/26/22		524	594,897
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(c)	05/31/40		7,576	2,454,245
7.750%	09/01/20		1,377	1,346,293
7.750%	09/01/21		1,847	1,796,577
7.750%	09/01/22		1,847	1,785,587
7.750%	09/01/23		1,847	1,778,107
7.750%	09/01/24		1,847	1,768,041
7.750%	09/01/25		1,847	1,759,637
7.750%	09/01/26		1,847	1,750,402
7.750%	09/01/27		1,847	1,745,784

TOTAL SOVEREIGN ISSUES (cost $66,320,907)				66,359,953

TOTAL LONG-TERM INVESTMENTS (cost $230,591,399)				218,381,194

SHORT-TERM INVESTMENTS — 23.3%
FOREIGN TREASURY BILLS(n) — 9.3%
Bank Negara Malaysia Monetary Notes (Malaysia)
3.050%(s)	10/11/16	MYR	30	7,388
Mexican Cetes (Mexico)
3.550%	07/21/16	MXN	116,662	636,683
3.670%	07/07/16	MXN	181,115	989,921
3.730%	08/18/16	MXN	711,279	3,870,211
3.790%	12/08/16	MXN	680,251	3,651,411
3.850%	10/13/16	MXN	1,028,565	5,558,483
3.870%	08/25/16	MXN	373,808	2,032,451
3.913%	09/01/16	MXN	679,558	3,692,109
4.010%	09/15/16	MXN	69,007	374,141
4.056%	09/29/16	MXN	91,410	494,820

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN TREASURY BILLS(n) (continued)
4.100%	11/10/16	MXN	98,687	$531,529
4.120%	08/04/16	MXN	112,510	613,100
4.140%	10/27/16	MXN	138,014	744,568
4.140%	02/02/17	MXN	427,819	2,280,790
4.189%	03/30/17	MXN	189,645	1,004,248
4.195%	11/24/16	MXN	207,021	1,112,945
4.350%	03/02/17	MXN	268,553	1,427,187
4.443%	05/25/17	MXN	515,499	2,710,653

TOTAL FOREIGN TREASURY BILLS (cost $31,718,670)				31,732,638

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 14.0%
Federal Home Loan Bank
0.100%	07/01/16
(cost $47,593,000)			47,593	47,593,000

TOTAL SHORT-TERM INVESTMENTS (cost $79,311,670)				79,325,638

TOTAL INVESTMENTS — 87.3% (cost $309,903,069)				297,706,832
Other assets in excess of liabilities(z) — 12.7%				43,139,715

NET ASSETS — 100.0%				$340,846,547

See the Glossary for abbreviations used in semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 07/21/16	Deutsche Bank AG	CLP	3,634,491	$5,272,727	$5,480,250	$207,523
Expiring 09/20/16	Deutsche Bank AG	CLP	3,546,309	5,098,202	5,317,938	219,736
Euro,
Expiring 07/01/16	Deutsche Bank AG	EUR	4,795	5,328,093	5,321,163	(6,930)
Indian Rupee,
Expiring 07/18/16	JPMorgan Chase	INR	340,557	5,055,400	5,029,344	(26,056)
Expiring 07/25/16	JPMorgan Chase	INR	402,975	5,999,952	5,943,654	(56,298)
Expiring 08/23/16	JPMorgan Chase	INR	402,975	5,911,261	5,912,189	928
Japanese Yen,
Expiring 10/07/16	Deutsche Bank AG	JPY	1,198,698	10,142,985	11,650,370	1,507,385

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Malaysian Ringgit,
Expiring 10/31/16	Hong Kong & Shanghai Bank	MYR	40,300	$10,267,516	$9,915,411	$(352,105)
Expiring 03/31/17	JPMorgan Chase	MYR	53,000	13,102,596	12,945,184	(157,412)
South Korean Won,
Expiring 07/19/16	JPMorgan Chase	KRW	21,000,000	17,259,801	18,228,032	968,231

				$83,438,533	$85,743,535	$2,305,002

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/14/16	Citigroup Global Markets	AUD	1,709	$1,231,129	$1,270,977	$(39,848)
Expiring 11/16/16	JPMorgan Chase	AUD	7,776	5,687,366	5,770,310	(82,944)
Expiring 11/16/16	JPMorgan Chase	AUD	4,717	3,450,014	3,500,328	(50,314)
Expiring 11/21/16	Citigroup Global Markets	AUD	2,440	1,766,316	1,810,326	(44,010)
Expiring 12/12/16	JPMorgan Chase	AUD	1,729	1,230,493	1,281,868	(51,375)
Expiring 12/13/16	JPMorgan Chase	AUD	2,552	1,883,159	1,891,968	(8,809)
Expiring 12/14/16	Citigroup Global Markets	AUD	1,720	1,269,566	1,275,106	(5,540)
Expiring 12/14/16	JPMorgan Chase	AUD	860	615,657	637,554	(21,897)
Expiring 12/16/16	Citigroup Global Markets	AUD	76	55,588	56,116	(528)
Expiring 12/20/16	Citigroup Global Markets	AUD	153	111,979	113,105	(1,126)
Expiring 03/17/17	JPMorgan Chase	AUD	380	277,020	280,856	(3,836)
Expiring 03/20/17	JPMorgan Chase	AUD	21,859	16,070,737	16,154,293	(83,556)
Euro,
Expiring 07/01/16	Deutsche Bank AG	EUR	4,795	5,381,317	5,321,363	59,954
Expiring 07/06/16	Hong Kong & Shanghai Bank	EUR	2,191	2,447,391	2,431,541	15,850
Expiring 07/13/16	JPMorgan Chase	EUR	5,574	6,376,963	6,188,791	188,172
Expiring 07/13/16	JPMorgan Chase	EUR	5,574	6,361,049	6,188,790	172,259
Expiring 07/18/16	Barclays Capital Group	EUR	8,974	10,091,936	9,965,667	126,269
Expiring 07/18/16	Deutsche Bank AG	EUR	3,666	4,087,167	4,070,688	16,479
Expiring 07/27/16	Deutsche Bank AG	EUR	1,088	1,186,083	1,208,637	(22,554)
Expiring 07/28/16	Citigroup Global Markets	EUR	5,530	6,273,132	6,142,918	130,214
Expiring 07/29/16	Deutsche Bank AG	EUR	4,200	4,600,471	4,666,046	(65,575)
Expiring 08/01/16	Deutsche Bank AG	EUR	4,795	5,333,847	5,327,546	6,301
Expiring 08/09/16	Citigroup Global Markets	EUR	1,014	1,162,960	1,127,076	35,884
Expiring 08/11/16	Bank of America	EUR	26,380	30,169,304	29,320,970	848,334
Expiring 08/12/16	Deutsche Bank AG	EUR	1,105	1,263,236	1,228,235	35,001
Expiring 09/06/16	JPMorgan Chase	EUR	3,035	3,438,761	3,376,608	62,153
Expiring 10/13/16	JPMorgan Chase	EUR	5,627	6,437,964	6,269,526	168,438
Expiring 10/17/16	Barclays Capital Group	EUR	6,230	7,169,484	6,942,482	227,002
Expiring 11/09/16	Deutsche Bank AG	EUR	13,408	14,742,096	14,955,025	(212,929)
Expiring 01/13/17	Deutsche Bank AG	EUR	3,000	3,306,450	3,354,830	(48,380)
Expiring 01/27/17	Goldman Sachs & Co.	EUR	1,087	1,192,863	1,216,252	(23,389)
Expiring 01/31/17	Hong Kong & Shanghai Bank	EUR	5,863	6,470,171	6,561,269	(91,098)
Expiring 02/03/17	Deutsche Bank AG	EUR	3,720	4,104,351	4,163,510	(59,159)
Expiring 02/09/17	Goldman Sachs & Co.	EUR	4,160	4,695,808	4,657,093	38,715
Japanese Yen,
Expiring 07/07/16	JPMorgan Chase	JPY	305,450	2,556,046	2,958,574	(402,528)
Expiring 07/11/16	Barclays Capital Group	JPY	230,430	2,157,716	2,232,214	(74,498)
Expiring 07/15/16	Barclays Capital Group	JPY	347,950	2,960,269	3,371,072	(410,803)
Expiring 07/15/16	JPMorgan Chase	JPY	226,190	1,922,665	2,191,415	(268,750)
Expiring 07/25/16	Citigroup Global Markets	JPY	133,855	1,088,270	1,297,245	(208,975)
Expiring 07/25/16	JPMorgan Chase	JPY	206,000	1,674,524	1,996,432	(321,908)
Expiring 09/09/16	Barclays Capital Group	JPY	215,933	1,912,963	2,096,131	(183,168)
Expiring 09/20/16	Barclays Capital Group	JPY	140,390	1,162,265	1,363,474	(201,209)
Expiring 10/06/16	JPMorgan Chase	JPY	305,450	2,755,923	2,968,600	(212,677)
Expiring 10/07/16	Deutsche Bank AG	JPY	1,198,698	10,063,367	11,650,371	(1,587,004)

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 10/07/16	JPMorgan Chase	JPY	305,450	$2,563,661	$2,968,726	$(405,065)
Expiring 10/11/16	Hong Kong & Shanghai Bank	JPY	607,600	5,112,972	5,906,376	(793,404)
Expiring 10/13/16	Barclays Capital Group	JPY	307,600	2,589,117	2,990,380	(401,263)
Expiring 10/13/16	Deutsche Bank AG	JPY	303,400	2,554,517	2,949,549	(395,032)
Expiring 11/09/16	JPMorgan Chase	JPY	505,988	4,199,944	4,924,656	(724,712)
Expiring 12/09/16	Hong Kong & Shanghai Bank	JPY	258,800	2,420,954	2,522,034	(101,080)
Expiring 12/12/16	Citigroup Global Markets	JPY	339,920	3,202,155	3,312,977	(110,822)
Expiring 12/13/16	Deutsche Bank AG	JPY	81,300	768,446	792,412	(23,966)
Expiring 12/13/16	Hong Kong & Shanghai Bank	JPY	245,410	2,317,375	2,391,952	(74,577)
Expiring 12/13/16	JPMorgan Chase	JPY	227,370	2,146,144	2,216,120	(69,976)
Expiring 12/16/16	Hong Kong & Shanghai Bank	JPY	322,540	3,064,222	3,144,119	(79,897)
Expiring 01/10/17	Goldman Sachs & Co.	JPY	99,910	852,795	974,952	(122,157)
Expiring 01/10/17	JPMorgan Chase	JPY	305,450	2,597,563	2,980,672	(383,109)
Expiring 01/27/17	JPMorgan Chase	JPY	71,800	612,947	701,148	(88,201)
Expiring 02/08/17	JPMorgan Chase	JPY	319,300	2,758,972	3,119,639	(360,667)
Expiring 02/08/17	Standard Chartered PLC	JPY	319,400	2,765,799	3,120,616	(354,817)
Expiring 02/09/17	Barclays Capital Group	JPY	319,440	2,769,911	3,121,139	(351,228)
Expiring 02/09/17	JPMorgan Chase	JPY	320,140	2,769,281	3,127,978	(358,697)
Expiring 05/18/17	Bank of America	JPY	327,434	3,053,854	3,212,541	(158,687)
Expiring 05/18/17	Citigroup Global Markets	JPY	327,457	3,052,573	3,212,765	(160,192)
Expiring 05/19/17	Bank of America	JPY	326,957	3,037,220	3,207,992	(170,772)
Expiring 05/19/17	Hong Kong & Shanghai Bank	JPY	328,108	3,047,916	3,219,289	(171,373)
Expiring 05/22/17	Bank of America	JPY	327,845	3,034,046	3,217,117	(183,071)
Expiring 06/05/17	JPMorgan Chase	JPY	1,091,053	10,145,462	10,712,776	(567,314)
Expiring 06/08/17	Citigroup Global Markets	JPY	172,800	1,636,922	1,696,896	(59,974)
Expiring 06/16/17	JPMorgan Chase	JPY	95,900	919,432	942,057	(22,625)
Expiring 06/20/17	Citigroup Global Markets	JPY	219,010	2,133,820	2,151,773	(17,953)
South Korean Won,
Expiring 07/19/16	JPMorgan Chase	KRW	21,000,000	16,951,889	18,228,033	(1,276,144)
Expiring 09/07/16	Goldman Sachs & Co.	KRW	2,198,000	1,837,639	1,906,811	(69,172)
Expiring 09/19/16	Citigroup Global Markets	KRW	2,490,000	2,054,964	2,159,977	(105,013)
Expiring 09/19/16	Hong Kong & Shanghai Bank	KRW	5,092,000	4,171,035	4,417,109	(246,074)
Expiring 11/02/16	Hong Kong & Shanghai Bank	KRW	26,840,000	23,314,802	23,279,862	34,940
Expiring 11/02/16	Hong Kong & Shanghai Bank	KRW	748,000	647,815	648,783	(968)
Expiring 11/14/16	Citigroup Global Markets	KRW	2,497,000	2,135,922	2,165,740	(29,818)
Expiring 11/16/16	Citigroup Global Markets	KRW	2,195,000	1,875,908	1,903,797	(27,889)
Expiring 12/02/16	Hong Kong & Shanghai Bank	KRW	1,495,000	1,261,603	1,296,623	(35,020)
Expiring 12/02/16	Hong Kong & Shanghai Bank	KRW	525,000	443,038	455,336	(12,298)
Expiring 12/15/16	Citigroup Global Markets	KRW	1,868,000	1,589,517	1,620,089	(30,572)

				$330,607,988	$341,774,009	(11,166,021)

						$(8,861,019)

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/30/16	Buy	KRW	1,197,610	EUR	912	$23,634	Hong Kong & Shanghai Bank
07/08/16	Buy	MYR	1,975	EUR	8,872	(7,349)	JPMorgan Chase
07/08/16	Buy	MYR	8,872	EUR	1,868	125,568	JPMorgan Chase
07/19/16	Buy	MYR	34,112	EUR	7,059	611,404	JPMorgan Chase
10/17/16	Buy	MYR	12,170	EUR	2,753	(71,231)	Hong Kong & Shanghai Bank
11/08/16	Buy	MYR	8,872	EUR	1,962	(6,167)	JPMorgan Chase

						$675,859

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
16,160	01/22/25	1.914%	3 month LIBOR(1)	$—	$(970,237)	$(970,237)
20,200	01/23/25	1.970%	3 month LIBOR(1)	—	(1,310,479)	(1,310,479)
11,920	01/27/25	1.973%	3 month LIBOR(1)	—	(774,968)	(774,968)
2,980	01/29/25	1.937%	3 month LIBOR(1)	—	(184,222)	(184,222)
2,520	01/30/25	1.942%	3 month LIBOR(1)	—	(156,715)	(156,715)
3,980	02/03/25	1.817%	3 month LIBOR(1)	—	(203,197)	(203,197)
1,350	03/27/25	1.978%	3 month LIBOR(1)	—	(85,532)	(85,532)
1,350	03/27/25	1.985%	3 month LIBOR(1)	—	(86,426)	(86,426)
14,690	07/02/25	2.449%	3 month LIBOR(1)	—	(1,614,514)	(1,614,514)
8,150	03/31/44	3.489%	3 month LIBOR(1)	—	(3,123,462)	(3,123,462)

				$—	$(8,509,752)	$(8,509,752)

Cash of $1,890,901 and $2,954,388 has been segregated with Deutesche Bank and JPMorgan Chase, respectively, to cover requirements for open centrally cleared interest rate swap contracts as of June 30, 2016.

(1)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$152,021,241	$—
Sovereign Issues	—	66,359,953	—
Foreign Treasury Bills	—	31,732,638	—
Short Term — U.S. Government Agency Obligation	—	47,593,000	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(8,861,019)	—
OTC Cross Currency Exchange Contracts	—	675,859	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,509,752)	—

Total	$—	$281,011,920	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Foreign Bonds	44.6%
Sovereign Issues	19.4
U.S. Government Agency Obligation	14.0
Foreign Treasury Bills	9.3

87.3
Other assets in excess of liabilities	12.7

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker — variation margin swaps	$8,509,752	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	760,606	Unrealized depreciation on OTC cross currency exchange contracts	84,747
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	5,069,768	Unrealized depreciation on OTC forward foreign currency contracts	13,930,787

Total		$5,830,374		$22,525,286

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward & Cross Currency Contracts(1)	Total
Interest rate contracts	$(715,105)	$—	$(715,105)
Foreign exchange contracts	—	8,005,936	8,005,936

Total	$(715,105)	$8,005,936	$7,290,831

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$(6,866,410)	$—	$(6,866,410)
Foreign exchange contracts	—	(9,324,844)	(9,324,844)

Total	$(6,866,410)	$(9,324,844)	$(16,191,254)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Cross Currency Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Interest Rate Swap Agreements(3)
$15,948,392	$134,405,115	$357,923,015	$83,300

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$848,334	$(512,530)	$—	$335,804
Barclays Capital Group	353,271	(353,271)	—	—
Citigroup Global Markets	166,098	(166,098)	—	—
Deutsche Bank AG	2,052,379	(2,052,379)	—	—
Goldman Sachs & Co.	38,715	(38,715)	—	—
Hong Kong & Shanghai Bank	74,424	(74,424)	—	—
JPMorgan Chase	2,297,153	(2,297,153)	—	—
Standard Chartered PLC	—	—	—	—

	$5,830,374

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(512,530)	$512,530	$—	$—
Barclays Capital Group	(1,622,169)	353,271	—	(1,268,898)
Citigroup Global Markets	(842,260)	166,098	676,162	—
Deutsche Bank AG	(2,421,529)	2,052,379	—	(369,150)
Goldman Sachs & Co.	(214,718)	38,715	—	(176,003)
Hong Kong & Shanghai Bank	(2,029,125)	74,424	—	(1,954,701)
JPMorgan Chase	(6,018,386)	2,297,153	—	(3,721,233)
Standard Chartered PLC	(354,817)	—	270,000	(84,817)

	$(14,015,534)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $309,903,069)	$297,706,832
Cash	36,007,550
Foreign currency, at value (cost $257,837)	257,284
Deposit with broker for centrally cleared swaps	4,845,289
Unrealized appreciation on OTC forward foreign currency contracts	5,069,768
Receivable for investments sold	3,789,187
Dividends and interest receivable	3,362,287
Receivable for fund share sold	1,834,279
Cash segregated for counterparty—OTC	960,000
Unrealized appreciation on OTC cross currency exchange contracts	760,606
Tax reclaim receivable	394,464
Due from broker-variation margin swaps	157,694
Prepaid expenses	3,317

Total Assets	355,148,557

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency contracts	13,930,787
Accrued expenses and other liabilities	169,089
Advisory fees payable	107,848
Unrealized depreciation on OTC cross currency exchange contracts	84,747
Distribution fee payable	9,197
Affiliated transfer agent fee payable	342

Total Liabilities	14,302,010

NET ASSETS	$340,846,547

Net assets were comprised of:
Paid-in capital	$364,691,175
Retained earnings	(23,844,628)

Net assets, June 30, 2016	$340,846,547

Net asset value and redemption price per share, $340,846,547 / 33,224,619 outstanding shares of beneficial interest	$10.26

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income (net of $95,418 foreign withholding tax)	$6,060,953
Affiliated dividend income	68,738

6,129,691

EXPENSES
Advisory fees	1,037,166
Distribution fee	410,541
Custodian and accounting fees	171,000
Audit fee	20,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous	6,915

Total expenses	1,668,622

NET INVESTMENT INCOME (LOSS)	4,461,069

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(23,041))	2,204,928
Swap agreements transactions	(715,105)
Foreign currency transactions	(19,805,193)

(18,315,370)

Net change in unrealized appreciation (depreciation) on:
Investments	26,351,664
Swap agreements	(6,866,410)
Foreign currencies	(9,228,955)

10,256,299

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(8,059,071)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,598,002)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,461,069	$11,711,972
Net realized gain (loss) on investment and foreign currency transactions	(18,315,370)	(11,163,960)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,256,299	(31,128,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,598,002)	(30,580,552)

FUND SHARE TRANSACTIONS:
Fund share sold [4,347,201 and 8,738,260 shares, respectively]	44,135,471	92,552,151
Fund share repurchased [5,251,719 and 35,684,565 shares, respectively]	(52,352,738)	(370,544,499)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,217,267)	(277,992,348)

CAPITAL CONTRIBUTIONS (NOTE 4)	27,922	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,787,347)	(308,572,900)
NET ASSETS:
Beginning of period	352,633,894	661,206,794

End of period	$340,846,547	$352,633,894

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.4%
TransDigm Group, Inc.*	45,610	$12,026,901

Auto Components — 3.4%
Dana Holding Corp.	603,000	6,367,680
Delphi Automotive PLC (United Kingdom)	90,400	5,659,040

		12,026,720

Banks — 11.3%
CIT Group, Inc.	348,900	11,133,399
Cullen/Frost Bankers, Inc.(a)	130,400	8,310,392
Fifth Third Bancorp	430,800	7,577,772
M&T Bank Corp.	87,000	10,286,010
TCF Financial Corp.	222,460	2,814,119

		40,121,692

Chemicals — 4.9%
Ashland, Inc.	96,400	11,063,828
Eastman Chemical Co.	93,300	6,335,070

		17,398,898

Commercial Services & Supplies — 3.4%
Republic Services, Inc.	174,000	8,927,940
Steelcase, Inc. (Class A Stock)	237,200	3,218,804

		12,146,744

Consumer Finance — 1.0%
Ally Financial, Inc.*	212,800	3,632,496

Containers & Packaging — 5.0%
Owens-Illinois, Inc.*	414,500	7,465,145
Packaging Corp. of America	154,500	10,340,685

		17,805,830

Electric Utilities — 6.5%
Great Plains Energy, Inc.	316,600	9,624,640
Pinnacle West Capital Corp.	167,700	13,593,762

		23,218,402

Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies, Inc.*	217,700	6,332,893

Energy Equipment & Services — 3.6%
FMC Technologies, Inc.*	145,700	3,885,819
SEACOR Holdings, Inc.*(a)	54,700	3,169,865
Weatherford International PLC*	1,052,200	5,839,710

		12,895,394

Gas Utilities — 2.1%
UGI Corp.	164,750	7,454,937

Health Care Equipment & Supplies — 3.3%
Zimmer Biomet Holdings, Inc.	96,600	11,628,708

Health Care Providers & Services — 6.3%
MEDNAX, Inc.*	128,000	9,271,040
Universal Health Services, Inc. (Class B Stock)	96,900	12,994,290

		22,265,330

Hotels, Restaurants & Leisure — 5.1%
Royal Caribbean Cruises Ltd.(a)	87,300	5,862,195
Wyndham Worldwide Corp.	169,500	12,073,485

		17,935,680

Household Durables — 2.2%
D.R. Horton, Inc.	249,100	7,841,668

Insurance — 7.9%
Allstate Corp. (The)	159,400	11,150,031

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Endurance Specialty Holdings Ltd.	117,500	$7,891,300
FNF Group	239,200	8,970,000

		28,011,331

IT Services — 2.7%
Computer Sciences Corp.	71,383	3,544,166
Convergys Corp.	129,879	3,246,975
CSRA, Inc.	114,283	2,677,651

		9,468,792

Leisure Products — 1.8%
Brunswick Corp.	141,362	6,406,526

Machinery — 2.1%
Dover Corp.	108,300	7,507,356

Oil, Gas & Consumable Fuels — 4.4%
EQT Corp.	95,500	7,394,565
Murphy Oil Corp.(a)	262,485	8,333,899

		15,728,464

Real Estate Investment Trusts (REITs) — 8.9%
AvalonBay Communities, Inc.	37,400	6,746,586
CBL & Associates Properties, Inc.	448,900	4,179,259
EPR Properties(a)	97,400	7,858,232
Lamar Advertising Co. (Class A Stock)	136,730	9,065,199
MFA Financial, Inc.(a)	488,900	3,554,303

		31,403,579

Road & Rail — 1.3%
Werner Enterprises, Inc.	200,315	4,601,235

Semiconductors & Semiconductor Equipment — 2.7%
Marvell Technology Group Ltd. (Bermuda)	1,021,100	9,731,083

TOTAL LONG-TERM INVESTMENTS (cost $333,962,149)		337,590,659

SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $27,883,839; includes $21,010,703 of cash collateral for securities on loan)(b)(w) (Note 4)	27,883,839	27,883,839

TOTAL INVESTMENTS — 102.9% (cost $361,845,988)		365,474,498
Liabilities in excess of other assets — (2.9)%		(10,410,799)

NET ASSETS — 100.0%		$355,063,699

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,665,325; cash collateral of $21,010,703 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,026,901	$—	$—
Auto Components	12,026,720	—	—
Banks	40,121,692	—	—
Chemicals	17,398,898	—	—
Commercial Services & Supplies	12,146,744	—	—
Consumer Finance	3,632,496	—	—
Containers & Packaging	17,805,830	—	—
Electric Utilities	23,218,402	—	—
Electronic Equipment, Instruments & Components	6,332,893	—	—
Energy Equipment & Services	12,895,394	—	—
Gas Utilities	7,454,937	—	—
Health Care Equipment & Supplies	11,628,708	—	—
Health Care Providers & Services	22,265,330	—	—
Hotels, Restaurants & Leisure	17,935,680	—	—
Household Durables	7,841,668	—	—
Insurance	28,011,331	—	—
IT Services	9,468,792	—	—
Leisure Products	6,406,526	—	—
Machinery	7,507,356	—	—
Oil, Gas & Consumable Fuels	15,728,464	—	—
Real Estate Investment Trusts (REITs)	31,403,579	—	—
Road & Rail	4,601,235	—	—
Semiconductors & Semiconductor Equipment	9,731,083	—	—
Affiliated Mutual Fund	27,883,839	—	—

Total	$365,474,498	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	11.3%
Real Estate Investments Trusts (REITs)	8.9
Insurance	7.9
Affiliated Mutual Fund (5.9% represents investments purchased with collateral from securities on loan)	7.8
Electric Utilities	6.5
Healthcare Providers & Services	6.3
Hotels, Restaurants & Leisure	5.1
Containers & Packaging	5.0
Chemicals	4.9
Oil, Gas & Consumable Fuels	4.4
Energy Equipment & Services	3.6
Commercial Services & Supplies	3.4

Aerospace & Defense	3.4%
Auto Components	3.4
Healthcare Equipment & Supplies	3.3
Semiconductors & Semiconductor Equipment	2.7
IT Services	2.7
Household Durables	2.2
Machinery	2.1
Gas Utilities	2.1
Leisure Products	1.8
Electronic Equipment, Instruments & Components	1.8
Road & Rail	1.3
Consumer Finance	1.0

102.9
Liabilities in excess of other assets	(2.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $20,665,325:
Unaffiliated investments (cost $333,962,149)	$337,590,659
Affiliated investments (cost $27,883,839)	27,883,839
Receivable for investments sold	9,628,070
Dividends and interest receivable	807,508
Receivable for fund share sold	477,336
Tax reclaim receivable	1,234
Prepaid expenses	492

Total Assets	376,389,138

LIABILITIES:
Payable to broker for collateral for securities on loan	21,010,703
Payable for fund share repurchased	129,768
Advisory fees payable	126,393
Accrued expenses and other liabilities	48,662
Distribution fee payable	9,571
Affiliated transfer agent fee payable	342

Total Liabilities	21,325,439

NET ASSETS	$355,063,699

Net assets were comprised of:
Paid-in capital	$47,122,001
Retained earnings	307,941,698

Net assets, June 30, 2016	$355,063,699

Net asset value and redemption price per share, $355,063,699 / 17,886,283 outstanding shares of beneficial interest	$19.85

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$3,401,267
Affiliated income from securities lending, net	67,975
Affiliated dividend income	35,848

3,505,090

EXPENSES
Advisory fees	1,309,372
Distribution fee	418,917
Custodian and accounting fees	41,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Loan interest expense	390
Miscellaneous	7,028

Total expenses	1,809,707
Less: advisory fee waivers and/or expense reimbursement	(16,757)

Net expenses	1,792,950

NET INVESTMENT INCOME (LOSS)	1,712,140

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	6,349,461

Net change in unrealized appreciation (depreciation) on:
Investments	2,577,052
Foreign currencies	22

2,577,074

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	8,926,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,638,675

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,712,140	$4,136,186
Net realized gain (loss) on investment transactions	6,349,461	89,666,571
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,577,074	(121,177,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,638,675	(27,375,003)

FUND SHARE TRANSACTIONS:
Fund share sold [2,410,181 and 1,424,321 shares, respectively]	44,353,944	28,973,223
Fund share repurchased [3,363,965 and 5,067,397 shares, respectively]	(59,912,758)	(101,438,181)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(15,558,814)	(72,464,958)

CAPITAL CONTRIBUTIONS (NOTE 4)	505,102	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,415,037)	(99,839,961)
NET ASSETS:
Beginning of period	359,478,736	459,318,697

End of period	$355,063,699	$359,478,736

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 85.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.9%
Cobham PLC (United Kingdom)	977,467	$2,059,369
Cubic Corp.	76,855	3,086,497
Honeywell International, Inc.	174,062	20,246,892
Lockheed Martin Corp.	30,530	7,576,630
QinetiQ Group PLC (United Kingdom)	327,997	973,673
United Technologies Corp.	60,233	6,176,894

		40,119,955

Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	85,473	2,407,999
Forward Air Corp.	35,190	1,567,011
United Parcel Service, Inc. (Class B Stock)	126,009	13,573,689

		17,548,699

Airlines — 0.1%
American Airlines Group, Inc.	37,948	1,074,308

Auto Components — 0.1%
Toyo Tire & Rubber Co. Ltd. (Japan)	195,900	2,135,568

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	90,998	4,122,209

Banks — 5.8%
Alpha Bank AE (Greece)*	356,636	668,253
Bank of America Corp.	98,285	1,304,242
Bank of Ireland (Ireland)*	4,820,103	993,671
BNP Paribas SA (France)	39,466	1,730,810
China Construction Bank Corp. (China) (Class H Stock)	3,616,000	2,410,563
Citigroup, Inc.	45,886	1,945,108
Citizens Financial Group, Inc.	60,081	1,200,418
Cullen/Frost Bankers, Inc.(a)	9,913	631,755
Eurobank Ergasias SA (Greece)*	673,768	426,510
First Citizens BancShares, Inc. (Class A Stock)	6,638	1,718,645
First Midwest Bancorp, Inc.	149,380	2,623,113
First Niagara Financial Group, Inc.	216,440	2,108,126
First Republic Bank	52,162	3,650,818
Great Western Bancorp, Inc.	91,170	2,875,502
Hancock Holding Co.	116,070	3,030,588
HDFC Bank Ltd. (India)	143,951	2,516,931
International Bancshares Corp.	97,221	2,536,496
JPMorgan Chase & Co.	298,798	18,567,308
M&T Bank Corp.	118,383	13,996,422
MB Financial, Inc.	89,760	3,256,493
Mitsubishi UFJ Financial Group, Inc. (Japan)	416,100	1,865,315
Nordea Bank AB (Sweden)	305,664	2,593,146
PNC Financial Services Group, Inc. (The)	373,157	30,371,248
Sberbank of Russia PJSC (Russia)	947,794	1,971,393
Webster Financial Corp.	91,105	3,093,015
Wells Fargo & Co.	261,767	12,389,432

		120,475,321

Beverages — 1.6%
C&C Group PLC (Ireland)	956,468	3,751,359
Coca-Cola Co. (The)	298,470	13,529,645
Monster Beverage Corp.*	25,063	4,027,875
PepsiCo, Inc.	119,328	12,641,608

		33,950,487

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology
Alder Biopharmaceuticals, Inc.*	14,800	$369,556

Building Products — 0.9%
Cie de Saint-Gobain (France)	89,035	3,374,940
Fortune Brands Home & Security, Inc.	59,315	3,438,491
Lennox International, Inc.	61,570	8,779,882
Owens Corning	19,295	994,078
Tyman PLC (United Kingdom)	769,003	2,567,218

		19,154,609

Capital Markets — 1.5%
Ares Capital Corp.	117,875	1,673,825
Banca Generali SpA (Italy)	129,895	2,603,557
BlackRock, Inc.	63,546	21,766,411
EFG International AG (Switzerland)*	96,268	364,764
SEI Investments Co.	28,740	1,382,681
Solar Capital Ltd.	82,803	1,577,397
UBS Group AG (Switzerland)	117,306	1,522,115

		30,890,750

Chemicals — 1.4%
Agrium, Inc. (Canada), NYSE	29,342	2,653,104
Agrium, Inc. (Canada), TSX	18,632	1,685,742
Akzo Nobel NV (Netherlands)	17,641	1,095,878
Dow Chemical Co. (The)	44,356	2,204,937
Methanex Corp. (Canada)(a)	37,901	1,102,919
Platform Specialty Products Corp.*(a)	266,684	2,368,154
Praxair, Inc.	80,736	9,073,919
Sensient Technologies Corp.	46,455	3,300,163
Sherwin-Williams Co. (The)	14,111	4,143,977
Shin-Etsu Chemical Co. Ltd. (Japan)	28,800	1,687,349

		29,316,142

Commercial Services & Supplies — 2.0%
ACCO Brands Corp.*	283,105	2,924,475
Cintas Corp.	26,723	2,622,328
Clean Harbors, Inc.*	185,848	9,684,539
Essendant, Inc.	116,705	3,566,505
G&K Services, Inc. (Class A Stock)	57,675	4,416,175
Matthews International Corp. (Class A Stock)	56,815	3,161,187
Steelcase, Inc. (Class A Stock)	133,930	1,817,430
UniFirst Corp.	61,320	7,095,950
Waste Connections, Inc. (Canada)	69,182	4,984,563

		40,273,152

Communications Equipment — 1.4%
Cisco Systems, Inc.	583,170	16,731,147
Motorola Solutions, Inc.	180,431	11,903,033

		28,634,180

Construction & Engineering — 0.1%
Ellaktor SA (Greece)*	191,146	283,401
Primoris Services Corp.	106,380	2,013,773

		2,297,174

Construction Materials — 0.6%
Cemex Holdings Philippines, Inc. (Mexico)*	1,279,000	292,242
BRAAS Monier Building Group SA (Germany)	35,733	837,523
Buzzi Unicem SpA (Italy)	197,147	3,454,824
CRH PLC (Ireland)	134,285	3,937,742

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials (continued)
LafargeHolcim Ltd. (Switzerland)*	99,624	$4,168,022

		12,690,353

Consumer Finance — 0.5%
American Express Co.	175,259	10,648,737

Containers & Packaging — 2.0%
AptarGroup, Inc.	10,905	862,913
Ball Corp.(a)	144,242	10,427,254
Graphic Packaging Holding Co.	583,814	7,321,028
Greif, Inc. (Class A Stock)	82,350	3,069,185
International Paper Co.	141,869	6,012,408
Packaging Corp. of America	20,111	1,346,029
RPC Group PLC (United Kingdom)	420,095	4,396,939
Silgan Holdings, Inc.	58,058	2,987,665
Smurfit Kappa Group PLC (Ireland)	28,369	624,642
Vidrala SA (Spain)	59,250	3,448,743

		40,496,806

Diversified Consumer Services — 0.5%
Dignity PLC (United Kingdom)	122,162	4,194,343
Kroton Educacional SA (Brazil)	647,444	2,735,054
New Oriental Education & Technology Group, Inc. (China), ADR	96,957	4,060,559

		10,989,956

Diversified Financial Services — 1.3%
Ackermans & van Haaren NV (Belgium)	13,185	1,617,759
Berkshire Hathaway, Inc. (Class B Stock)*	39,221	5,678,809
Cerved Information Solutions SpA (Italy)	306,212	2,412,456
FactSet Research Systems, Inc.	32,827	5,298,934
Intercontinental Exchange, Inc.	30,257	7,744,582
Moody’s Corp.	16,625	1,557,929
MSCI, Inc.	40,746	3,142,332

		27,452,801

Diversified Telecommunication Services — 1.5%
Hellenic Telecommunications Organization SA (Greece)	218,195	1,993,587
Nippon Telegraph & Telephone Corp. (Japan)	304,630	14,285,598
Telecom Italia SpA (Italy)*	1,243,700	1,021,467
Telenor ASA (Norway)	180,085	2,980,951
Verizon Communications, Inc.	208,223	11,627,172

		31,908,775

Electric Utilities — 2.0%
Avangrid, Inc.	168,206	7,747,568
Edison International	36,988	2,872,858
NextEra Energy, Inc.	104,587	13,638,145
PG&E Corp.	52,802	3,375,104
Power Assets Holdings Ltd. (Hong Kong)	1,229,941	11,308,721
Westar Energy, Inc.	28,455	1,596,041

		40,538,437

Electrical Equipment — 1.1%
Babcock & Wilcox Enterprises, Inc.*	110,380	1,621,482
Eaton Corp. PLC	228,160	13,627,997
Legrand SA (France)	33,286	1,703,962
Schneider Electric SE (France)	52,059	3,037,172

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Thermon Group Holdings, Inc.*	157,574	$3,026,997

		23,017,610

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	46,034	1,864,837
Belden, Inc.	80,915	4,884,839
Coherent, Inc.*	24,035	2,205,932
CTS Corp.	100,450	1,800,064
Keysight Technologies, Inc.*	97,850	2,846,457
ScanSource, Inc.*	81,740	3,033,371

		16,635,500

Energy Equipment & Services — 0.2%
Era Group, Inc.*	65,790	618,426
Schlumberger Ltd.	18,577	1,469,069
SEACOR Holdings, Inc.*(a)	46,080	2,670,336

		4,757,831

Food & Staples Retailing — 1.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	22,925	984,465
Booker Group PLC (United Kingdom)	10,640	24,640
Costco Wholesale Corp.	105,316	16,538,825
Smart & Final Stores, Inc.*	107,160	1,595,612
Tsuruha Holdings, Inc. (Japan)	23,805	2,882,514

		22,026,056

Food Products — 1.8%
Cranswick PLC (United Kingdom)	276,088	7,670,643
Ebro Foods SA (Spain)	93,707	2,156,966
Greencore Group PLC (Ireland)	1,758,388	7,236,430
Hershey Co. (The)	43,008	4,880,978
Ingredion, Inc.	40,940	5,298,045
Mondelez International, Inc. (Class A Stock)	41,707	1,898,086
Pinnacle Foods, Inc.	69,050	3,196,325
Post Holdings, Inc.*	65,915	5,450,511

		37,787,984

Gas Utilities — 1.3%
Atmos Energy Corp.	13,610	1,106,765
China Resources Gas Group Ltd. (China)	217,000	659,928
ENN Energy Holdings Ltd. (China)	262,000	1,297,684
Gas Natural SDG SA (Spain)	154,032	3,061,804
New Jersey Resources Corp.	31,950	1,231,673
Spire, Inc.	35,635	2,524,383
UGI Corp.	318,861	14,428,460
WGL Holdings, Inc.	37,390	2,646,838

		26,957,535

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.*	19,710	1,587,641
Baxter International, Inc.	48,946	2,213,338
Becton, Dickinson and Co.	23,781	4,033,020
DexCom, Inc.*	30,495	2,419,168
Haemonetics Corp.*	109,390	3,171,216
Hologic, Inc.*	69,778	2,414,319
ICU Medical, Inc.*	14,560	1,641,640
Medtronic PLC	156,813	13,606,664
Steris PLC	92,647	6,369,481
Zimmer Biomet Holdings, Inc.	13,434	1,617,185

		39,073,672

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.*(a)	41,312	$2,288,685
AmerisourceBergen Corp.	24,990	1,982,207
Amsurg Corp.*	18,145	1,406,963
Cardinal Health, Inc.	125,366	9,779,802
HCA Holdings, Inc.*	46,213	3,558,863
Laboratory Corp. of America Holdings*	42,494	5,535,693
Quest Diagnostics, Inc.	44,589	3,629,990
UnitedHealth Group, Inc.	53,086	7,495,743

		35,677,946

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	251,100	3,188,970

Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	15,358	6,185,588
Hilton Worldwide Holdings, Inc.	81,702	1,840,746
International Speedway Corp. (Class A Stock)	11,630	389,024
Las Vegas Sands Corp.	115,723	5,032,793
McDonald’s Corp.	75,001	9,025,620
OPAP SA (Greece)	138,664	966,426
Panera Bread Co. (Class A Stock)*	17,117	3,627,777
Sands China Ltd. (Hong Kong)	280,800	950,203

		28,018,177

Household Durables — 1.1%
Helen of Troy Ltd.*	17,690	1,819,240
Newell Brands, Inc.	51,302	2,491,738
NVR, Inc.*	7,092	12,626,171
Persimmon PLC (United Kingdom)	119,523	2,317,765
PulteGroup, Inc.	185,925	3,623,678

		22,878,592

Household Products — 0.7%
Colgate-Palmolive Co.	180,523	13,214,284
Procter & Gamble Co. (The)	16,171	1,369,199

		14,583,483

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	305,000	254,614
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	1,402,000	309,521
NTPC Ltd. (India)	468,444	1,087,194

		1,651,329

Industrial Conglomerates — 0.9%
3M Co.	69,283	12,132,839
Carlisle Cos., Inc.	17,215	1,819,281
Nava Bharat Ventures Ltd. (India)	235,677	836,628
Rheinmetall AG (Germany)	16,665	991,218
Siemens AG (Germany)	26,948	2,765,448

		18,545,414

Insurance — 6.8%
Alleghany Corp.*	12,963	7,124,206
American International Group, Inc.	118,903	6,288,780
Assicurazioni Generali SpA (Italy)	160,129	1,888,311
Assured Guaranty Ltd.	57,435	1,457,126
CHUBB Ltd.	205,508	26,861,951
CNO Financial Group, Inc.	139,269	2,431,637
Delta Lloyd NV (Netherlands)	280,839	986,785

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Fairfax Financial Holdings Ltd. (Canada)	22,256	$11,986,836
FNF Group	135,145	5,067,937
Kemper Corp.	55,300	1,713,194
Markel Corp.*	13,480	12,843,474
Marsh & McLennan Cos., Inc.	207,901	14,232,902
MetLife, Inc.	246,004	9,798,339
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	882,000	1,390,600
Primerica, Inc.	49,235	2,818,211
Reinsurance Group of America, Inc.	38,830	3,766,122
Saga PLC (United Kingdom)	344,269	885,517
T&D Holdings, Inc. (Japan)	155,700	1,322,209
Torchmark Corp.	74,333	4,595,266
White Mountains Insurance Group Ltd.	8,955	7,540,110
Willis Towers Watson PLC(a)	67,074	8,337,969
XL Group PLC (Ireland)	47,524	1,583,024
Zurich Insurance Group AG (Switzerland)*	21,412	5,296,959

		140,217,465

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	5,393	3,859,339
Expedia, Inc.	17,014	1,808,588
HSN, Inc.	34,429	1,684,611
Liberty Interactive Corp. QVC Group (Class A Stock)*	181,095	4,594,380
Priceline Group, Inc. (The)*	3,128	3,905,026
Rakuten, Inc. (Japan)	54,700	593,678

		16,445,622

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	69,815	5,552,387
Alphabet, Inc. (Class C Stock)*	6,703	4,639,146
Baidu, Inc. (China), ADR*	7,918	1,307,658
ChinaCache International Holdings Ltd. (China), ADR*(a)	36,210	234,641
CoStar Group, Inc.*	21,566	4,715,622
Facebook, Inc. (Class A Stock)*	34,795	3,976,373
NAVER Corp. (South Korea)	3,170	1,963,866
Tencent Holdings Ltd. (China)	184,904	4,241,637
United Internet AG (Germany)	59,921	2,490,864
Yandex NV (Russia) (Class A Stock)*	244,158	5,334,852

		34,457,046

IT Services — 1.9%
Accenture PLC (Class A Stock)	111,646	12,648,375
Alliance Data Systems Corp.*	8,077	1,582,446
Amdocs Ltd.	39,548	2,282,711
Automatic Data Processing, Inc.	131,805	12,108,925
Booz Allen Hamilton Holding Corp.	92,414	2,739,151
Fidelity National Information Services, Inc.	69,556	5,124,886
Forrester Research, Inc.	63,450	2,338,767

		38,825,261

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.*	36,475	3,006,999

Machinery — 2.1%
Albany International Corp. (Class A Stock)	88,895	3,549,577
Allison Transmission Holdings, Inc.	180,728	5,101,951

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Caterpillar, Inc.	35,633	$2,701,338
CIRCOR International, Inc.	42,660	2,431,193
Deere & Co.(a)	30,803	2,496,275
ESCO Technologies, Inc.	56,640	2,262,202
Hino Motors Ltd. (Japan)	92,800	924,284
IDEX Corp.	74,880	6,147,648
Luxfer Holdings PLC (United Kingdom), ADR	167,185	2,011,236
Middleby Corp. (The)*	30,731	3,541,748
Mueller Industries, Inc.	126,150	4,021,662
PACCAR, Inc.	92,749	4,810,891
TriMas Corp.*	214,250	3,856,500

		43,856,505

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,363,379	6,354,668

Media — 0.7%
Comcast Corp. (Class A Stock)	57,524	3,749,990
DISH Network Corp. (Class A Stock)*	71,257	3,733,867
SES SA (Luxembourg)	165,644	3,546,048
Sky PLC (United Kingdom)	247,556	2,813,103
Wolters Kluwer NV (Netherlands)	35,068	1,419,952

		15,262,960

Metals & Mining — 0.2%
BHP Billiton Ltd. (Australia), ADR(a)	32,387	924,973
Franco-Nevada Corp. (Canada)	10,600	806,236
Goldcorp, Inc. (Canada)	41,981	803,097
Rio Tinto PLC (United Kingdom), ADR	19,900	622,870

		3,157,176

Multiline Retail — 0.2%
Dollar General Corp.	23,752	2,232,688
Fred’s, Inc. (Class A Stock)	154,200	2,484,162

		4,716,850

Multi-Utilities — 1.1%
Centrica PLC (United Kingdom)	888,043	2,685,449
Dominion Resources, Inc.(a)	195,937	15,269,370
E.ON SE (Germany)	329,795	3,329,235
National Grid PLC (United Kingdom)	135,287	1,989,450

		23,273,504

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	24,291	1,293,496
Canadian Natural Resources Ltd. (Canada), (NYSE)(a)	45,319	1,397,185
Chevron Corp.	153,098	16,049,263
Concho Resources, Inc.*	4,313	514,412
Diamondback Energy, Inc.*	34,234	3,122,483
Dorian LPG Ltd.*	139,510	983,545
EOG Resources, Inc.	37,219	3,104,809
Hess Corp.	17,442	1,048,264
Imperial Oil Ltd. (Canada)(a)	285,664	9,015,556
Marathon Oil Corp.	179,029	2,687,225
Newfield Exploration Co.*	8,765	387,238
Occidental Petroleum Corp.	160,438	12,122,695
Petroleo Brasileiro SA (Brazil), ADR*(a)	284,073	2,033,963
Pioneer Natural Resources Co.	43,671	6,603,492
PrairieSky Royalty Ltd. (Canada)	935	17,464
QEP Resources, Inc.	12,200	215,086

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	128,613	$3,553,413
RSP Permian, Inc.*	95,530	3,333,042
Scorpio Tankers, Inc. (Monaco)	457,050	1,919,610
Suncor Energy, Inc. (Canada)	571,128	15,837,379
TOTAL SA (France)	67,408	3,232,634
TransCanada Corp. (Canada), (NYSE)	67,561	3,055,108
TransCanada Corp. (Canada), (TSX)	10,300	466,069
TransCanada Corp. (Canada), Sub. Receipt	31,300	1,412,915
World Fuel Services Corp.	96,933	4,603,348
WPX Energy, Inc.*	46,800	435,708

		98,445,402

Paper & Forest Products — 0.2%
Deltic Timber Corp.(a)	39,655	2,662,040
KapStone Paper and Packaging Corp.	73,458	955,689

		3,617,729

Personal Products — 0.1%
LG Household & Health Care Ltd. (South Korea)	2,948	2,878,886

Pharmaceuticals — 5.9%
Allergan PLC*	13,044	3,014,338
AstraZeneca PLC (United Kingdom)	119,771	7,160,368
Bristol-Myers Squibb Co.	470,760	34,624,398
Eisai Co. Ltd. (Japan)	109,864	6,134,377
Johnson & Johnson	201,461	24,437,219
Merck & Co., Inc.	567,929	32,718,390
Ono Pharmaceutical Co. Ltd. (Japan)	96,155	4,188,615
Phibro Animal Health Corp. (Class A Stock)	60,200	1,123,332
Roche Holding AG (Switzerland)	23,283	6,143,914
UCB SA (Belgium)	20,142	1,512,417
Zoetis, Inc.	30,809	1,462,195

		122,519,563

Professional Services — 0.4%
FTI Consulting, Inc.*	104,870	4,266,112
Huron Consulting Group, Inc.*	33,040	1,996,277
Mistras Group, Inc.*	118,700	2,833,369

		9,095,758

Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	95,107	10,805,106
Corporate Office Properties Trust	79,300	2,344,901
DiamondRock Hospitality Co.	164,730	1,487,512
Education Realty Trust, Inc.	51,160	2,360,522
Equinix, Inc.	9,078	3,519,813
Equity LifeStyle Properties, Inc.	46,600	3,730,330
Grivalia Properties REIC AE (Greece)	317,957	2,494,318
Hibernia REIT PLC (Ireland)	999,764	1,486,720
ICADE (France)	30,348	2,132,574
Intu Properties PLC (United Kingdom)	258,888	1,006,507
Kite Realty Group Trust	60,995	1,709,690
Mid-America Apartment Communities, Inc.	25,345	2,696,708
STORE Capital Corp.	77,721	2,288,883
Summit Hotel Properties, Inc.	151,591	2,007,065
Weyerhaeuser Co.	161,370	4,803,985

		44,874,634

Real Estate Management & Development — 0.9%
BR Malls Participacoes SA (Brazil)*	868,490	3,493,102

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Castellum AB (Sweden)	150,178	$2,135,221
Daito Trust Construction Co. Ltd. (Japan)	49,266	7,998,945
Vonovia SE (Germany)	129,573	4,731,245

		18,358,513

Real Estate Services — 0.3%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	452,634	5,812,204

Road & Rail — 2.7%
AMERCO	9,966	3,732,765
Canadian National Railway Co. (Canada)	290,735	17,167,981
DSV A/S (Denmark)	75,493	3,174,340
Genesee & Wyoming, Inc. (Class A Stock)*	123,315	7,269,419
Kansas City Southern	33,781	3,043,330
Union Pacific Corp.	242,132	21,126,017

		55,513,852

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	78,210	1,874,694
Intel Corp.	465,660	15,273,648
Lam Research Corp.	29,074	2,443,960
Maxim Integrated Products, Inc.	130,018	4,640,342
QUALCOMM, Inc.	89,732	4,806,943
Skyworks Solutions, Inc.	21,649	1,369,949

		30,409,536

Software — 2.5%
Descartes Systems Group, Inc. (The) (Canada)*	45,550	871,195
Microsoft Corp.	702,528	35,948,358
SS&C Technologies Holdings, Inc.	236,325	6,636,006
Verint Systems, Inc.*	99,006	3,280,069
Workday, Inc. (Class A Stock)*(a)	68,527	5,116,911
Xura, Inc.*	33,841	826,736

		52,679,275

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	91,847	14,845,231
Ascena Retail Group, Inc.*	207,585	1,451,019
AutoZone, Inc.*	6,647	5,276,654
CarMax, Inc.*(a)	35,310	1,731,249
Cato Corp. (The) (Class A Stock)	73,950	2,789,394
CST Brands, Inc.	77,250	3,327,930
DSW, Inc. (Class A Stock)	70,950	1,502,721
Home Depot, Inc. (The)	92,088	11,758,717
Lowe’s Cos., Inc.	95,823	7,586,307
Stage Stores, Inc.(a)	159,725	779,458
TJX Cos., Inc. (The)	117,266	9,056,453

		60,105,133

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	7,314	699,218
Catcher Technology Co. Ltd. (Taiwan)	326,000	2,430,714
Diebold, Inc.	91,170	2,263,751
Samsung Electronics Co. Ltd. (South Korea)	3,452	4,298,953
Western Digital Corp.(a)	28,543	1,348,942

		11,041,578

Textiles, Apparel & Luxury Goods — 1.2%
Brunello Cucinelli SpA (Italy)	77,981	1,398,483

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc.*	282,649	$3,188,281
NIKE, Inc. (Class B Stock)	273,689	15,107,633
Samsonite International SA	760,800	2,103,500
VF Corp.	41,566	2,555,893

		24,353,790

Thrifts & Mortgage Finance — 0.2%
Northwest Bancshares, Inc.(a)	208,810	3,096,652

Tobacco — 1.2%
British American Tobacco PLC (United Kingdom)	377,356	24,463,751

Trading Companies & Distributors — 0.5%
Fastenal Co.	74,880	3,323,923
GATX Corp.	56,420	2,480,787
MSC Industrial Direct Co., Inc. (Class A Stock)	64,700	4,565,232

		10,369,942

Transportation Infrastructure — 0.3%
Groupe Eurotunnel SE (France)	91,373	965,150
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	3,226,000	4,505,065

		5,470,215

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	3,288,040	5,019,462

Wireless Telecommunication Services — 0.7%
KDDI Corp. (Japan)	169,905	5,166,766
Millicom International Cellular SA (Luxembourg), SDR	59,232	3,633,252
NTT DOCOMO, Inc. (Japan)	180,700	4,873,217
SoftBank Group Corp. (Japan)	21,640	1,223,787

		14,897,022

TOTAL COMMON STOCKS (cost $1,635,431,510)		1,772,485,027

PREFERRED STOCK — 0.1%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC), ADR (cost $2,255,351)	242,444	2,288,671

TOTAL LONG-TERM INVESTMENTS (cost $1,637,686,861)		1,774,773,698

SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUND — 2.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $41,718,158; includes $41,718,158 of cash collateral for securities on loan)(b)(w) (Note 4)	41,718,158	41,718,158

UNAFFILIATED FUND — 11.2%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $230,718,363)	230,718,363	230,718,363

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

OPTIONS PURCHASED* — 2.8%	Notional Amount (000)#	Value (Note 2)
Put Options
S&P 500 Index,
expiring 12/16/16, Strike Price $1,875.00	425	$17,000,000
expiring 03/17/17, Strike Price $1,875.00	288	17,837,400
expiring 06/16/17, Strike Price $1,875.00	288	23,879,100

TOTAL OPTIONS PURCHASED (cost $79,232,601)		58,716,500

TOTAL SHORT-TERM INVESTMENTS (cost $351,669,122)		331,153,021

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.8% (cost $1,989,355,983)		2,105,926,719

OPTIONS WRITTEN* — (1.6)%
Put Options
S&P 500 Index,
expiring 12/16/16, Strike Price $1,775.00	212	(5,716,250)
expiring 03/17/17, Strike Price $1,725.00	288	(10,961,370)
expiring 06/16/17, Strike Price $1,725.00	288	(15,449,490)

TOTAL OPTIONS WRITTEN (premiums received $40,711,052)		(32,127,110)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.2% (cost $1,948,644,931)	$2,073,799,609
Liabilities in excess of other assets(z) — (0.2)%	(4,928,225)

NET ASSETS — 100.0%	$2,068,871,384

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,367,383; cash collateral of $41,718,158 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 09/21/16	Citigroup Global Markets	EUR	3,742	$4,166,081	$4,165,653	$428
Expiring 09/21/16	Commonwealth Bank of Australia	EUR	6,445	7,318,169	7,174,675	143,494

				$11,484,250	$11,340,328	$143,922

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$37,086,913	$3,033,042	$—
Air Freight & Logistics	15,140,700	2,407,999	—
Airlines	1,074,308	—	—
Auto Components	—	2,135,568	—
Automobiles	4,122,209	—	—
Banks	105,298,729	15,176,592	—
Beverages	30,199,128	3,751,359	—
Biotechnology	369,556	—	—
Building Products	13,212,451	5,942,158	—
Capital Markets	26,765,078	4,125,672	—
Chemicals	26,532,915	2,783,227	—
Commercial Services & Supplies	40,273,152	—	—
Communications Equipment	28,634,180	—	—
Construction & Engineering	2,013,773	283,401	—
Construction Materials	—	12,690,353	—
Consumer Finance	10,648,737	—	—
Containers & Packaging	35,475,225	5,021,581	—
Diversified Consumer Services	6,795,613	4,194,343	—
Diversified Financial Services	23,422,586	4,030,215	—
Diversified Telecommunication Services	11,627,172	20,281,603	—
Electric Utilities	29,229,716	11,308,721	—
Electrical Equipment	18,276,476	4,741,134	—
Electronic Equipment, Instruments & Components	16,635,500	—	—
Energy Equipment & Services	4,757,831	—	—
Food & Staples Retailing	19,118,902	2,907,154	—
Food Products	28,394,588	9,393,396	—
Gas Utilities	21,938,119	5,019,416	—
Health Care Equipment & Supplies	39,073,672	—	—
Health Care Providers & Services	35,677,946	—	—
Health Care Technology	3,188,970	—	—
Hotels, Restaurants & Leisure	26,101,548	1,916,629	—
Household Durables	20,560,827	2,317,765	—
Household Products	14,583,483	—	—
Independent Power & Renewable Electricity Producers	—	1,651,329	—
Industrial Conglomerates	14,788,748	3,756,666	—
Insurance	128,447,084	11,770,381	—
Internet & Catalog Retail	15,851,944	593,678	—
Internet Software & Services	25,760,679	8,696,367	—
IT Services	38,825,261	—	—
Life Sciences Tools & Services	3,006,999	—	—
Machinery	42,932,221	924,284	—
Marine	6,354,668	—	—
Media	7,483,857	7,779,103	—
Metals & Mining	3,157,176	—	—
Multiline Retail	4,716,850	—	—
Multi-Utilities	15,269,370	8,004,134	—
Oil, Gas & Consumable Fuels	91,659,355	6,786,047	—
Paper & Forest Products	3,617,729	—	—
Personal Products	—	2,878,886	—
Pharmaceuticals	97,379,872	25,139,691	—
Professional Services	9,095,758	—	—
Real Estate Investment Trusts (REITs)	39,241,235	5,633,399	—

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Real Estate Management & Development	$3,493,102	$14,865,411	$—
Real Estate Services	—	5,812,204	—
Road & Rail	52,339,512	3,174,340	—
Semiconductors & Semiconductor Equipment	30,409,536	—	—
Software	52,679,275	—	—
Specialty Retail	60,105,133	—	—
Technology Hardware, Storage & Peripherals	4,311,911	6,729,667	—
Textiles, Apparel & Luxury Goods	24,353,790	—	—
Thrifts & Mortgage Finance	3,096,652	—	—
Tobacco	—	24,463,751	—
Trading Companies & Distributors	10,369,942	—	—
Transportation Infrastructure	—	5,470,215	—
Water Utilities	—	5,019,462	—
Wireless Telecommunication Services	—	14,897,022	—
Preferred Stocks
Banks	2,288,671	—	—
Affiliated Mutual Fund	41,718,158	—	—
Unaffiliated Fund	230,718,363	—	—
Options Purchased	58,716,500	—	—
Options Written	(32,127,110)	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	143,922	—

Total	$1,786,292,244	$287,651,287	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Unaffiliated Fund	11.2%
Insurance	6.8
Banks	5.9
Pharmaceuticals	5.9
Oil, Gas & Consumable Fuels	4.8
Specialty Retail	2.9
Options Purchased	2.8
Road & Rail	2.7
Software	2.5
Real Estate Investment Trusts (REITs)	2.2
Machinery	2.1
Affiliated Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.0
Electric Utilities	2.0
Containers & Packaging	2.0
Commercial Services & Supplies	2.0
Aerospace & Defense	1.9
Health Care Equipment & Supplies	1.9
IT Services	1.9
Food Products	1.8
Health Care Providers & Services	1.7
Internet Software & Services	1.7
Beverages	1.6
Diversified Telecommunication Services	1.5
Capital Markets	1.5
Semiconductors & Semiconductor Equipment	1.5
Chemicals	1.4
Communications Equipment	1.4

Hotels, Restaurants & Leisure	1.4%
Diversified Financial Services	1.3
Gas Utilities	1.3
Tobacco	1.2
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.1
Electrical Equipment	1.1
Household Durables	1.1
Food & Staples Retailing	1.1
Building Products	0.9
Industrial Conglomerates	0.9
Real Estate Management & Development	0.9
Air Freight & Logistics	0.9
Electronic Equipment, Instruments & Components	0.8
Internet & Catalog Retail	0.8
Media	0.7
Wireless Telecommunication Services	0.7
Household Products	0.7
Construction Materials	0.6
Technology Hardware, Storage & Peripherals	0.5
Diversified Consumer Services	0.5
Consumer Finance	0.5
Trading Companies & Distributors	0.5
Professional Services	0.4
Marine	0.3
Real Estate Services	0.3
Transportation Infrastructure	0.3
Water Utilities	0.2
Energy Equipment & Services	0.2
Multiline Retail	0.2
Automobiles	0.2
Paper & Forest Products	0.2
Health Care Technology	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Metals & Mining	0.2%
Thrifts & Mortgage Finance	0.2
Life Sciences Tools & Services	0.1
Personal Products	0.1
Construction & Engineering	0.1
Auto Components	0.1
Independent Power & Renewable Electricity Producers	0.1

Airlines	0.1%

101.8
Options Written	(1.6)
Liabilities in excess of other assets	(0.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$58,716,500	Options Written outstanding, at value	$32,127,110
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	143,922	—	—

Total		$58,860,422		$32,127,110

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Total
Equity contracts	$353,527	$(38,517,591)	$31,610,812	$5,854,176	$—	$(699,076)
Foreign exchange contracts	—	—	—	—	(119,524)	(119,524)

Total	$353,527	$(38,517,591)	$31,610,812	$5,854,176	$(119,524)	$(818,600)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Total
Equity contracts		$(9,647,667)	$(400,867)	$(1,339,487)	$—	$(11,388,021)
Foreign exchange contracts		—	—	—	110,737	110,737

Total		$(9,647,667)	$(400,867)	$(1,339,487)	$110,737	$(11,277,284)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. (4) Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(4)	Forward Foreign Currency Exchange Contracts- Sold(4)
$83,486,284	$903	$44,094,841	$599,579	$6,520,264

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Citigroup Global Markets	$428	$—	$—	$428
Commonwealth Bank of Australia	143,494	—	—	143,494

	$143,922

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Commonwealth Bank of Australia	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $41,367,383:
Unaffiliated investments (cost $1,947,637,825)	$2,064,208,561
Affiliated investments (cost $41,718,158)	41,718,158
Cash	25,722
Foreign currency, at value (cost $950,043)	948,929
Receivable for investments sold	41,696,565
Dividends receivable	2,687,239
Tax reclaim receivable	1,423,245
Receivable for fund share sold	943,644
Unrealized appreciation on OTC forward foreign currency contracts	143,922
Receivable from affiliate	9,979
Prepaid expenses	2,460

Total Assets	2,153,808,424

LIABILITIES:
Payable to broker for collateral for securities on loan	41,718,158
Options written outstanding, at value (premiums received $40,711,052)	32,127,110
Payable for investments purchased.	8,429,596
Payable for fund share repurchased	1,681,279
Advisory fees payable	798,574
Accrued expenses and other liabilities	125,561
Distribution fee payable	56,298
Affiliated transfer agent fee payable	342
Deferred trustees’ fees	122

Total Liabilities	84,937,040

NET ASSETS	$2,068,871,384

Net assets were comprised of:
Paid-in capital	$1,677,009,228
Retained earnings	391,862,156

Net assets, June 30, 2016	$2,068,871,384

Net asset value and redemption price per share, $2,068,871,384 / 160,144,114 outstanding shares of beneficial interest	$12.92

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $646,125, of which $57,708 is reimbursable by an affiliate)	$19,618,106
Affiliated income from securities lending, net	316,712
Affiliated dividend income	303,439

20,238,257

EXPENSES
Advisory fees	7,996,983
Distribution fee	2,467,261
Custodian and accounting fees	251,000
Trustees’ fees	15,000
Insurance expenses	14,000
Audit fee	13,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous	22,646

Total expenses	10,793,890

NET INVESTMENT INCOME (LOSS)	9,444,367

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(24,844,553)
Futures transactions	5,854,176
Options written transactions	31,610,812
Foreign currency transactions	(219,505)

12,400,930

Net change in unrealized appreciation (depreciation) on:
Investments	16,042,912
Futures	(1,339,487)
Options written	(400,867)
Foreign currencies	135,804

14,438,362

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	26,839,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,283,659

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$9,444,367	$13,704,108
Net realized gain (loss) on investment and foreign currency transactions	12,400,930	71,926,013
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,438,362	(100,644,222)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,283,659	(15,014,101)

FUND SHARE TRANSACTIONS:
Fund share sold [28,772,838 and 12,631,165 shares, respectively]	357,401,815	160,680,798
Fund share repurchased [37,396,766 and 20,072,589 shares, respectively]	(447,156,663)	(252,122,462)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(89,754,848)	(91,441,664)

CAPITAL CONTRIBUTIONS (NOTE 4)	480,782	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,990,407)	(106,455,765)
NET ASSETS:
Beginning of period	2,121,861,791	2,228,317,556

End of period	$2,068,871,384	$2,121,861,791

SEE NOTES TO FINANCIAL STATEMENTS.

A178

GLOSSARY

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

BIST	Borsa Istanbul
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
MICEX	Moscow Interbank Currency Exchange
NASDAQ GS	National Association of Securities Dealers Automated Quotations Global Select Market
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
RTS	Russian Trading System
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
TASE	Tel Aviv Stock Exchange
TSX	Toronto Stock Exchange

Index:

Bovespa	Sao Paulo Se Bovespa Index
CNX	CNX Nifty Index
HSCEI	Hang Seng China Enterprises Index
iBoxx	Bond Market Indices
KOSPI	Korean Stock Exchange Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A179

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 29 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC / CNH Partners, LLC

AST BlackRock iShares ETF Portfolio (“BlackRock iShares ETF”)	Maximize total return with a moderate level of risk.	BlackRock Investment Management, LLC

AST Boston Partners Large-Cap Value Portfolio (“Boston Partners Large-Cap Value”)	Capital appreciation.	Boston Partners Financial Group, LLC

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

AST Herndon Large-Cap Value Portfolio (“Herndon Large-Cap Value”)	Maximum growth of capital.	Herndon Capital Management, LLC

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC / Neuberger Berman Management, LLC / William Blair & Company LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC / LSV Asset Management

B1

	Objective	Subadviser(s)
AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan Investment Management, Inc.

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison Associates, LLC

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Long-term growth of capital.	Loomis, Sayles & Company, L.P.

AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	Massachusetts Financial Services Company (“MFS”)

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”)	Capital growth.	LSV Asset Management/ Neuberger Berman Management, LLC

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”)	Long-term capital appreciation.	Parametric Portfolio Associates, LLC

AST QMA Emerging Markets Equity Portfolio (“QMA Emerging Markets Equity”)	Long-term capital appreciation.	Quantitative Management Associates LLC (“QMA”)

AST QMA Large-Cap Portfolio (“QMA Large-Cap”)	Long-term capital appreciation.	QMA

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.	Eagle Asset Management, Inc. through April 29, 2016 / Emerald Mutual Fund Advisers Trust / UBS AG effective April 29, 2016

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	RS Investment Management Company, LLC / Wellington Management Company, LLP

AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. / Lee Munder Capital Group, LLC

B2

	Objective	Subadviser(s)
AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe Price Associates, Inc.

AST Templeton Global Bond Portfolio (“Templeton Global Bond”)	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”)	Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management, LLP

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”), with the exception of AQR Emerging Markets Equity for whom PI is the sole Investment Manager. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

B3

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities

B4

law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from

B5

the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

B6

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms,

B7

when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

B8

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

B9

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

MLPs:    Certain Portfolios invest in Master Limited Partnerships (MLPs). Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2016, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that advisor fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Advisory Fees	Effective Advisory Fees, Net of Waiver
AQR Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion ;
	0.8425% in excess of $10 billion
BlackRock iShares ETF	0.7325% first $300 million;	0.59%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

B10

	Advisory Fees	Effective Advisory Fees, Net of Waiver
Boston Partners Large-Cap Value	0.5825% first $300 million;	0.57%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess $10 billion
Cohen & Steers Realty	0.8325% first $300 million;	0.75%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Goldman Sachs Large-Cap Value	0.5825% first $300 million;	0.55%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
Goldman Sachs Mid-Cap Growth	0.8325% first $300 million;	0.71%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Goldman Sachs Small-Cap Value	0.7825% first $300 million;	0.76%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Herndon Large-Cap Value	0.6825% first $300 million;	0.53%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Hotchkis & Wiley Large-Cap Value	0.5825% first $300 million;	0.57%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
International Growth	0.8325% first $300 million;	0.80%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
International Value	0.8325% first $300 million;	0.81%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
J.P. Morgan International Equity	0.8325% first $75 million;	0.71%
	0.6825% on next $225 million;
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion

B11

	Advisory Fees	Effective Advisory Fees, Net of Waiver
Jennison Large-Cap Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Loomis Sayles Large-Cap Growth	0.7325% first $300 million;	0.65%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
MFS Global Equity	0.8325% first $300 million;	0.83%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
MFS Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
MFS Large-Cap Value	0.6825% first $300 million;	0.67%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Neuberger Berman/LSV Mid-Cap Value	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $250 million;
	0.6525% on next $2.25 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Parametric Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% in excess of $10 billion
QMA Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% in excess of $10 billion
QMA Large-Cap	0.5825% of first $300 million;	0.54%*
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
Small-Cap Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

B12

	Advisory Fees	Effective Advisory Fees, Net of Waiver
Small-Cap Growth Opportunities	0.7825% first $300 million;	0.77%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Small-Cap Value	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
T. Rowe Price Large-Cap Growth	0.7325% first $300 million;	0.68%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $250 million;
	0.6525% on next $2.25 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
T. Rowe Price Natural Resources	0.7325% first $300 million;	0.73%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Templeton Global Bond	0.6325% first $300 million;	0.63%
	0.6225% on next $200 million;
	0.6125% on next $250 million;
	0.6025% on next $2.5 billion;
	0.5925% on next $2.75 billion;
	0.5625% on next $4 billion;
	0.5425% in excess of $10 billion
WEDGE Capital Mid-Cap Value	0.7825% first $300 million;	0.77%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Wellington Management Hedged Equity	0.8325% first $300 million;	0.81%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016
BlackRock iShares ETF	**	**
Boston Partners Large-Cap Value	voluntarily limit expense to 0.85%	voluntarily limit expense to 0.85%
Cohen & Steers Realty	contractually waive 0.07%	contractually waive 0.07%
	through June 30, 2016	through June 30, 2017
Goldman Sachs Large-Cap Value	contractually waive 0.013%	contractually waive 0.013%
	through October 31, 2016	through June 30, 2017
	contractually limit expenses to 0.82%	contractually limit expenses to 0.82%
	through October 31, 2016	through October 31, 2016
Goldman Sachs Mid-Cap Growth	contractually waive 0.10%	contractually waive 0.10%
	through October 31, 2016	through June 30, 2017
	contractually limit expenses to 0.98%	contractually limit expenses to 0.98%
	through October 31, 2016	through October 31, 2016
Goldman Sachs Small-Cap Value	contractually waive 0.013%	contractually waive 0.013%
	through June 30, 2016	through June 30, 2017
Herndon Large-Cap Value	contractually waive 0.15%	contractually waive 0.15%
	through June 30, 2016	through June 30, 2017

B13

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016
International Growth	contractually waive 0.013%	contractually waive 0.011%
	through June 30, 2016	through June 30, 2017
Loomis Sayles Large-Cap Growth	contractually waive 0.06%	contractually waive 0.06%
	through June 30, 2016	through June 30, 2017
Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.003%	contractually waive 0.002%
	through June 30, 2016	through June 30, 2017
Small Cap Growth	contractually waive 0.004%	contractually waive 0.004%
	effective April 25, 2016	through June 30, 2017
through June 30, 2017
T. Rowe Price Large-Cap Growth	contractually waive 0.002%	effective February 1, 2016
	through January 31, 2016	contractually waive 0.01%
	effective February 1, 2016	through June 30, 2017
contractually waive 0.01%
through June 30, 2017
T. Rowe Price Natural Resources	contractually waive 0.002%	contractually waive 0.002%
	through June 30, 2016	through June 30, 2017
WEDGE Capital Mid-Cap Value	contractually waive 0.01%	contractually waive 0.01%
	through June 30, 2016	through June 30, 2017

*	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadviser fee discount. For the six months ended June 30, 2016 the manager waived 0.01%.

**	The Investment Manager has contractually agreed to waive a portion of the investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Manager has contractually agreed to waive a portion of the investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fee (after the waiver described above) and other expenses (including distribution fees, acquired fund fees and expenses, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated or modified prior to June 30, 2017, and may be discontinued or modified thereafter.

AST Investment Services, Inc., Jennison, PI and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was as follows:

Amount
Cohen & Steers Realty	$41,542
Goldman Sachs Large-Cap Value	62,700
Goldman Sachs Mid-Cap Growth	34,831
Goldman Sachs Small-Cap Value	12,737
Herndon Large-Cap Value	55,693
International Growth	44,859
International Value	969
Jennison Large Cap Growth	24,388
Loomis Sayles Large-Cap Growth	34,459
MFS Global Equity	880
MFS Growth	17,716
MFS Large-Cap Value	5,604
Neuberger Berman/LSV Mid-Cap Value	42,687
QMA Emerging Markets Equity	820
Small-Cap Growth	54,491
Small-Cap Growth Opportunities	4,733
Small-Cap Value	43,288
T. Rowe Price Large-Cap Growth	5,562

B14

Amount
T. Rowe Price Natural Resources	$6,048
WEDGE Capital Mid-Cap Value	34,948
Wellington Management Hedged Equity	10,330

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Trust invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. was compensated as follows for these services:

Amount
AQR Emerging Markets Equity	$282
BlackRock iShares ETF	3,733
Boston Partners Large-Cap Value	532
Cohen & Steers Realty	275
Goldman Sachs Large-Cap Value	10,867
Goldman Sachs Mid-Cap Growth	16,682
Goldman Sachs Small-Cap Value	1,320
Herndon Large-Cap Value	9,931
Hotchkis & Wiley Large-Cap Value	2,134
International Growth	16,919
International Value	6,271
J.P. Morgan International Equity	100
Jennison Large-Cap Growth	3,713
Loomis Sayles Large-Cap Growth	3,834
MFS Global Equity	1,349
MFS Growth	976

B15

Amount
MFS Large-Cap Value	$322
Neuberger Berman/LSV Mid-Cap Value	1,198
Parametric Emerging Markets Equity	1,469
QMA Emerging Markets Equity	137
QMA Large-Cap	2,739
Small-Cap Growth	25,275
Small-Cap Growth Opportunities	19,124
Small-Cap Value	5,796
T. Rowe Price Large-Cap Growth	10,779
WEDGE Capital Mid-Cap Value	720
Wellington Management Hedged Equity	9,410

In February 2016, Prudential, the parent company of the manager/co-managers (PI and AST Investment Services) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Advanced Series Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2015 Withholding Tax	2016 Withholding Tax
International Growth	$636,544	$261,528
International Value	690,339	379,825
J.P. Morgan International Equity	91,122	59,984
MFS Global Equity	7,965	3,754
QMA Emerging Markets Equity	7,558	—
T. Rowe Price Natural Resources	32,466	—
Wellington Manangement Hedged Equity	80,966	57,708

5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were as follows:

	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$38,634,781	$60,603,228
BlackRock iShares ETF	94,979,198	70,383,723
Boston Partners Large-Cap Value	273,732,020	354,277,877
Cohen & Steers Realty	313,123,425	349,990,989
Goldman Sachs Large-Cap Value	1,528,580,949	1,831,345,870
Goldman Sachs Mid-Cap Growth	453,217,540	582,574,345
Goldman Sachs Small-Cap Value	281,395,891	309,616,603
Herndon Large-Cap Value	172,289,000	498,208,544
Hotchkis & Wiley Large-Cap Value	305,951,015	500,265,845
International Growth	590,195,772	699,669,379
International Value	282,080,627	346,097,250
J.P. Morgan International Equity	62,512,055	86,456,776
Jennison Large-Cap Growth	182,360,099	390,328,300
Loomis Sayles Large-Cap Growth	148,437,137	257,479,039
MFS Global Equity	107,096,628	130,353,380
MFS Growth	192,811,612	227,741,500

B16

	Cost of Purchases	Proceeds from Sales
MFS Large-Cap Value	$607,257,319	$79,113,478
Neuberger Berman/LSV Mid-Cap Value	119,792,688	171,091,014
Parametric Emerging Markets Equity	86,350,306	113,453,583
QMA Emerging Markets Equity	65,976,991	78,243,221
QMA Large-Cap	1,343,019,530	1,373,284,883
Small-Cap Growth	464,357,279	498,577,103
Small-Cap Growth Opportunities	300,284,871	318,589,363
Small-Cap Value	303,802,999	345,151,754
T. Rowe Price Large-Cap Growth	431,753,985	624,220,663
T. Rowe Price Natural Resources	246,414,724	248,474,239
Templeton Global Bond	63,050,831	51,945,498
WEDGE Capital Mid-Cap Value	80,105,025	100,375,412
Wellington Management Hedged Equity	599,535,975	682,219,649

Written options transactions, during the six months ended June 30, 2016, were as follows:

	Wellington Management Hedged Equity
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	960,000	$51,543,309
Written options	575,400	26,968,765
Expired options	(535,000)	(24,058,736)
Closed options	(212,500)	(13,742,286)

Balance at end of period	787,900	$40,711,052

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

B17

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
BlackRock iShares ETF	$4,864,913	1.68%	23	$13,682,000	$—
Boston Partners Large-Cap Value	2,628,091	1.68%	11	4,056,000	—
Cohen & Steers Realty	5,699,450	1.68%	20	13,493,000	—
Goldman Sachs Large-Cap Value	11,814,000	1.68%	1	11,814,000	—
Goldman Sachs Mid-Cap Growth	3,935,333	1.67%	3	4,010,000	—
Goldman Sachs Small-Cap Value	1,708,000	1.68%	2	2,490,000	—
Herndon Large-Cap Value	1,667,500	1.68%	8	2,347,000	—
Hotchkis & Wiley Large-Cap Value	9,601,400	1.68%	5	24,862,000	—
International Growth	4,552,429	1.68%	21	12,417,000	—
International Value	6,728,590	1.68%	39	15,479,000	1,162,000
J.P. Morgan International Equity	6,113,778	1.68%	27	12,592,000	—
Jennison Large-Cap Growth	7,030,231	1.68%	26	14,871,000	—
Loomis Sayles Large-Cap Growth	9,935,040	1.68%	25	30,436,000	—
MFS Global Equity	12,659,192	1.68%	26	26,615,000	6,580,000
MFS Growth	5,691,083	1.68%	12	7,395,000	—
MFS Large-Cap Value	4,164,143	1.68%	7	4,739,000	—
Neuberger Berman/LSV Mid-Cap Value	8,319,778	1.68%	27	18,455,000	—
Parametric Emerging Markets Equity	7,652,789	1.68%	38	23,069,000	—
QMA Emerging Markets Equity	910,714	1.68%	7	2,611,000	196,000
QMA Large-Cap	4,111,667	1.68%	3	4,799,000	—
Small-Cap Growth	5,530,435	1.68%	23	10,416,000	—
Small-Cap Growth Opportunities	5,961,037	1.68%	27	13,090,000	—
Small-Cap Value	3,337,043	1.68%	23	5,871,000	—
T. Rowe Price Large-Cap Growth	11,806,840	1.68%	25	30,042,000	—
T. Rowe Price Natural Resources	3,559,700	1.68%	20	7,749,000	—
WEDGE Capital Mid-Cap Value	931,000	1.68%	9	1,847,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Reorganization

On June 15, 2015, the Board approved an Agreement and Plan of Reorganization (the “June 2015 Plan”) which provided for the transfer of all the assets of the AST Neuberger Berman Mid-Cap Growth Portfolio and AST T. Rowe Price Equity Income Portfolio (the “June 2015 Merged Portfolios,” together with the September 2014 Merged Portfolio, the “Merged Portfolios”) for shares of Goldman Sachs Mid-Cap Growth and Goldman Sachs Large-Cap Value (the “June 2015 Acquiring Portfolios,” together with the September 2014 Acquiring Portfolio, the “Acquiring Portfolios”) and the assumption of the liabilities of the June 2015 Merged Portfolios, respectively. Shareholders approved the June 2015 Plan at a meeting on October 5, 2015 and the reorganization took place on October 16, 2015.

On September 18, 2014, the Board approved an Agreement and Plan of Reorganization (the “September 2014 Plan”) which provided for the transfer of all the assets of the Prudential Series Fund, Inc. (“PSF”) — SP International Value Portfolio (“September 2014 Merged Portfolio”) for shares of International Value (“September 2014 Acquiring Portfolio”) and the assumption of the liabilities of the September 2014 Merged Portfolio. Shareholders approved the September 2014 Plan at a meeting on March 13, 2015 and the reorganization took place on April 24, 2015.

On reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

B18

Merged Portfolio	Total Investment Value	Total Investment Cost
AST Neuberger Berman Mid-Cap Growth Portfolio	$750,160,772	$566,827,908
AST T. Rowe Price Equity Income Portfolio	848,482,177	767,245,185
Prudential Series Fund, Inc. (“PSF”) – SP International Value Portfolio	89,976,348	82,825,754

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on October 16, 2015 for the June 2015 Plan and April 24, 2015 for the September 2014 Plan:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Neuberger Berman Mid-Cap Growth Portfolio	20,646,957	Goldman Sachs Mid-Cap Growth	101,293,411	$749,572,387
AST T. Rowe Price Equity Income Portfolio	68,384,987	Goldman Sachs Large Cap Value	33,031,410	850,565,565
Prudential Series Fund, Inc. (“PSF”) – SP International Value Portfolio	10,987,955	International Value	4,812,934	90,867,679

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
AST Neuberger Berman Mid-Cap Growth Portfolio	$749,572,387	$183,332,864	Goldman Sachs Mid-Cap Growth	$619,521,336
AST T. Rowe Price Equity Income Portfolio	850,565,565	81,236,992	Goldman Sachs Large Cap Value	1,554,621,288
Prudential Series Fund, Inc. (“PSF”) – SP International Value Portfolio	90,867,679	7,150,594	International Value	2,270,530,693

Assuming the acquisitions had been completed on January 1, 2015, the Acquiring Portfolio’s results of operations for the year ended December 31, 2015 would have been as follows:

Acquiring Portfolio	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Net increase (decrease) in net assets resulting from operations
Goldman Sachs Mid Cap Growth	$(6,407,811)	$(13,415,050)	$(19,822,861)
Goldman Sachs Large Cap Value	36,277,788	(188,765,871)	(152,488,083)
International Value	43,315,519	(20,398,592)	22,916,927

(a)	Net investment income (loss) as reported in the Statement of Operations of the Acquiring Portfolios, plus Net investment income from the Merged Portfolios pre-merger as follows: AST Neuberger Berman Mid-Cap Growth Portfolio $(4,010,590), AST T. Rowe Price Equity Income Portfolio $13,857,463, and Prudential Series Fund, Inc. (“PSF”) – SP International Value Portfolio $646,419.
(b)	Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AST Neuberger Berman Mid-Cap Growth Portfolio $32,971,850, AST T. Rowe Price Equity Income Portfolio $(75,317,197), and Prudential Series Fund, Inc. (“PSF”) – SP International Value Portfolio $8,252,712.

Because both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

B19

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since April 24, 2015 for the September 2014 Plan and since October 16, 2015 for the June 2015 Plan.

10.	Ownership

As of June 30, 2016, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

11.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B20

Financial Highlights

(unaudited)

	AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,		February 25, 2013(c) through December 31, 2013
			2015(d)	2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.38		$9.92	$10.24	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.51		(1.64)	(0.44)	0.11

Total from investment operations	0.56		(1.54)	(0.32)	0.24

Capital Contributions(e) (Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$8.94		$8.38	$9.92	$10.24

Total Return(a)	6.68%		(15.52)%	(3.13)%	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$140.2		$158.9	$263.8	$174.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.49	%(g)	1.37%	1.35%	1.40	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.49	%(g)	1.37%	1.35%	1.40	%(g)
Net investment income (loss)	1.30	%(g)	1.04%	1.16%	1.31	%(g)
Portfolio turnover rate	31	%(h)	59%	69%	109	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

	AST BlackRock iShares ETF Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,		April 29, 2013(c) through December 31, 2013
			2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.03		$11.00	$10.62	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.17	0.18	0.14
Net realized and unrealized gain (loss) on investments	0.25		(0.14)	0.20	0.48

Total from investment operations	0.34		0.03	0.38	0.62

Capital Contributions(e) (Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$11.37		$11.03	$11.00	$10.62

Total Return(a)	3.08%		0.27%	3.58%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$346.8		$304.3	$232.9	$114.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(g)	0.84%	0.81%	0.84	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(g)	1.03%	1.06%	1.26	%(g)
Net investment income (loss)	1.58	%(g)	1.56%	1.63%	1.99	%(g)
Portfolio turnover rate	23	%(h)	60%	40%	36	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Boston Partners Large-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.38		$18.26	$16.56	$12.60	$11.19	$11.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.19	0.12	0.09	0.09	0.05
Net realized and unrealized gain (loss) on investments	0.04		(1.07)	1.58	3.87	1.38	(0.75)

Total from investment operations	0.14		(0.88)	1.70	3.96	1.47	(0.70)

Less Distributions:	—		—	—	—	(0.06)	(0.07)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$17.52		$17.38	$18.26	$16.56	$12.60	$11.19

Total Return(a)	0.81%		(4.82)%	10.27%	31.43%	13.24%	(5.87)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$676.9		$754.3	$696.1	$658.6	$1,437.8	$783.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.85%	0.81%	0.83%	0.85%	0.86%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(f)	0.85%	0.86%	0.85%	0.87%	0.87%
Net investment income (loss)	1.14	%(f)	1.07%	0.72%	0.65%	0.99%	0.49%
Portfolio turnover rate	41	%(g)	55%	112%	47%	49%	107%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.39		$9.91	$7.57	$7.34	$6.46	$6.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.12	0.14	0.03	0.02	0.09
Net realized and unrealized gain (loss) on investments	0.72		0.36	2.20	0.20	0.97	0.31

Total from investment operations	0.81		0.48	2.34	0.23	0.99	0.40

Less Distributions:	—		—	—	—	(0.11)	(0.04)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	— (e)

Net Asset Value, end of period	$11.20		$10.39	$9.91	$7.57	$7.34	$6.46

Total Return(a)	7.80%		4.84%	30.91%	3.13%	15.35%	6.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$760.0		$759.1	$857.4	$677.5	$632.9	$531.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(f)	1.03%	1.00%	1.04%	1.12%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(f)	1.10%	1.11%	1.11%	1.13%	1.14%
Net investment income (loss)	1.74	%(f)	1.14%	1.46%	0.45%	0.13%	1.39%
Portfolio turnover rate	45	%(g)	59%	48%	77%	103%	119%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.39		$26.62	$23.53	$17.62	$14.91	$15.93

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.33	0.27	0.24	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.05)		(1.56)	2.82	5.67	2.72	(1.07)

Total from investment operations	0.22		(1.23)	3.09	5.91	2.91	(0.87)

Less Distributions:	—		—	—	—	(0.20)	(0.15)

Capital Contributions(d) (Note 4)	0.02		—	—	—	—	—

Net Asset Value, end of period	$25.63		$25.39	$26.62	$23.53	$17.62	$14.91

Total Return(a)	0.95%		(4.62)%	13.13%	33.54%	19.67%	(5.52)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,845.7		$2,124.9	$1,732.7	$1,652.2	$1,455.3	$1,185.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.82	%(e)	0.82%	0.83%	0.84%	0.84%	0.86%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(e)	0.83%	0.84%	0.85%	0.87%	0.87%
Net investment income (loss)	2.18	%(e)	1.24%	1.09%	1.05%	1.13%	1.38%
Portfolio turnover rate	81	%(f)	113%	74%	111%	136%	188%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012(c)	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.30		$7.74	$6.94	$5.25	$5.01	$5.44

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.02)	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.16		(0.42)	0.82	1.72	0.93	(0.14)

Total from investment operations	0.16		(0.44)	0.80	1.69	0.92	(0.15)

Less Distributions:	—		—	—	—	(0.68)	(0.28)

Capital Contributions(e) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$7.47		$7.30	$7.74	$6.94	$5.25	$5.01

Total Return(a)	2.33%		(5.68)%	11.53%	32.19%	19.62%	(2.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,243.9		$1,330.1	$712.6	$638.2	$563.0	$411.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(f)	1.03%	1.03%	1.07%	1.12%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(f)	1.10%	1.11%	1.12%	1.13%	1.13%
Net investment income (loss)	(0.11	)%(f)	(0.29)%	(0.25)%	(0.24)%	(0.10)%	(0.25)%
Portfolio turnover rate	38	%(g)	128%	71%	51%	78%	85%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.03		$18.02	$16.81	$12.11	$10.53	$10.44

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.11	0.10	0.08	0.17	0.05
Net realized and unrealized gain (loss) on investments	0.75		(1.10)	1.11	4.62	1.47	0.08

Total from investment operations	0.80		(0.99)	1.21	4.70	1.64	0.13

Less Distributions:	—		—	—	—	(0.06)	(0.05)

Capital Contributions(d) (Note 4)	0.01		—	—	—	—	0.01

Net Asset Value, end of period	$17.84		$17.03	$18.02	$16.81	$12.11	$10.53

Total Return(a)	4.76%		(5.49)%	7.20%	38.81%	15.69%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$812.4		$800.7	$924.0	$877.5	$590.9	$357.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.04%	1.05%	1.06%	1.08%	1.10%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(e)	1.05%	1.05%	1.06%	1.09%	1.10%
Net investment income (loss)	0.59	%(e)	0.60%	0.55%	0.64%	1.47%	0.69%
Portfolio turnover rate	38	%(f)	47%	48%	75%	87%	105%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

	AST Herndon Large-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.24		$13.03	$12.83	$9.53	$8.51	$8.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.16	0.16	0.13	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.40)		(0.95)	0.04	3.17	1.01	(0.14)

Total from investment operations	(0.31)		(0.79)	0.20	3.30	1.13	(0.04)

Less Distributions:	—		—	—	—	(0.11)	(0.06)

Capital Contributions(d) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$11.94		$12.24	$13.03	$12.83	$9.53	$8.51

Total Return(a)	(2.45)%		(6.06)%	1.56%	34.63%	13.40%	(0.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$357.3		$708.5	$827.4	$855.6	$936.1	$1,694.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.81	%(e)	0.80%	0.86%	0.94%	0.94%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(e)	0.95%	0.95%	0.97%	0.97%	0.97%
Net investment income (loss)	1.53	%(e)	1.27%	1.22%	1.18%	1.34%	1.22%
Portfolio turnover rate	33	%(f)	63%	62%	138%	123%	124%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Hotchkis & Wiley Large-Cap Value Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$20.83		$22.59	$19.86	$14.20	$12.60	$13.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.35	0.62	0.27	0.25	0.22
Net realized and unrealized gain (loss) on investments	0.23		(2.11)	2.11	5.39	1.82	(0.77)

Total from investment operations	0.43		(1.76)	2.73	5.66	2.07	(0.55)

Less Distributions:	—		—	—	—	(0.47)	(0.17)

Capital Contributions(d) (Note 4)	0.04		—	—	—	—	— (e)

Net Asset Value, end of period	$21.30		$20.83	$22.59	$19.86	$14.20	$12.60

Total Return(a)	2.26%		(7.79)%	13.75%	39.86%	16.89%	(4.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,235.3		$1,489.4	$1,402.8	$1,309.7	$1,867.9	$2,620.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(f)	0.84%	0.84%	0.79%	0.77%	0.82%
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(f)	0.84%	0.84%	0.84%	0.87%	0.87%
Net investment income (loss)	1.94	%(f)	1.56%	2.95%	1.59%	1.89%	1.69%
Portfolio turnover rate	25	%(g)	48%	43%	36%	113%	71%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST International Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.76		$13.34	$14.12	$11.86	$9.98	$11.53

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.09	0.09	0.07	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.61)		0.33	(0.87)	2.19	1.86	(1.59)

Total from investment operations	(0.51)		0.42	(0.78)	2.26	2.00	(1.48)

Less Distributions:	—		—	—	—	(0.13)	(0.07)

Capital Contributions(d) (Note 4)	0.02		—	—	—	0.01	— (e)

Net Asset Value, end of period	$13.27		$13.76	$13.34	$14.12	$11.86	$9.98

Total Return(a)	(3.56)%		3.15%	(5.52)%	19.06%	20.37%	(12.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,044.7		$2,223.8	$2,721.7	$2,857.8	$2,545.7	$2,237.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(f)	1.09%	1.08%	1.11%	1.06%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(f)	1.10%	1.10%	1.12%	1.16%	1.15%
Net investment income (loss)	1.61	%(f)	0.64%	0.66%	0.52%	1.19%	1.01%
Portfolio turnover rate	30	%(g)	50%	56%	115%	136%	151%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal years ended December 31, 2011 and 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST International Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012(c)	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.26		$17.12	$18.35	$15.36	$13.54	$15.68

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.35	0.36	0.29	0.33	0.36
Net realized and unrealized gain (loss) on investments	(1.09)		(0.21)	(1.59)	2.70	1.86	(2.30)

Total from investment operations	(0.81)		0.14	(1.23)	2.99	2.19	(1.94)

Less Distributions:	—		—	—	—	(0.37)	(0.20)

Capital Contributions(d) (Note 4)	0.04		—	—	—	— (e)	—

Net Asset Value, end of period	$16.49		$17.26	$17.12	$18.35	$15.36	$13.54

Total Return(a)	(4.46)%		0.82%	(6.70)%	19.47%	16.68%	(12.55)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,861.9		$2,029.2	$2,436.4	$2,544.4	$2,239.6	$1,648.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(f)	1.11%	1.10%	1.11%	1.13%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(f)	1.11%	1.10%	1.11%	1.16%	1.15%
Net investment income (loss)	3.41	%(f)	1.96%	2.10%	1.76%	2.28%	2.35%
Portfolio turnover rate	15	%(g)	22%	79%	39%	31%	40%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$23.31		$23.98	$25.61	$22.20	$18.61	$20.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.41	0.72	0.38	0.41	0.35
Net realized and unrealized gain (loss) on investments	(1.26)		(1.08)	(2.35)	3.03	3.50	(2.22)

Total from investment operations	(0.90)		(0.67)	(1.63)	3.41	3.91	(1.87)

Less Distributions:	—		—	—	—	(0.40)	(0.25)

Capital Contributions(d) (Note 4)	0.05		—	—	—	0.08	—

Net Asset Value, end of period	$22.46		$23.31	$23.98	$25.61	$22.20	$18.61

Total Return(a)	(3.65)%		(2.79)%	(6.36)%	15.36%	21.91%	(9.15)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$355.8		$389.2	$427.7	$467.2	$392.3	$278.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.02%	1.02%	1.03%	1.07%	1.05%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.02%	1.02%	1.03%	1.07%	1.05%
Net investment income (loss)	3.24	%(e)	1.63%	2.84%	1.60%	2.04%	1.73%
Portfolio turnover rate	18	%(f)	13%	12%	15%	21%	43%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.20		$20.97	$19.15	$14.03	$12.18	$12.10

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.06)	(0.05)	(0.03)	— (d)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.59)		2.29	1.87	5.15	1.85	0.09

Total from investment operations	(1.60)		2.23	1.82	5.12	1.85	0.08

Capital Contributions(e) (Note 4)	—	(d)	—	—	—	—	—

Net Asset Value, end of period	$21.60		$23.20	$20.97	$19.15	$14.03	$12.18

Total Return(a)	(6.90)%		10.63%	9.50%	36.49%	15.19%	0.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$826.3		$1,097.4	$711.3	$815.3	$1,348.1	$1,483.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(f)	0.99%	1.00%	1.00%	0.99%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(f)	0.99%	1.00%	1.01%	1.02%	1.02%
Net investment income (loss)	(0.11	)%(f)	(0.27)%	(0.24)%	(0.19)%	0.01%	(0.17)%
Portfolio turnover rate	21	%(g)	36%	34%	46%	66%	85%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

	AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.52		$32.27	$29.18	$21.36	$19.11	$19.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.17	0.16	0.01	0.15	0.08
Net realized and unrealized gain (loss) on investments	0.62		3.08	2.93	7.81	2.19	(0.26)

Total from investment operations	0.76		3.25	3.09	7.82	2.34	(0.18)

Less Distributions:	—		—	—	—	(0.09)	(0.05)

Capital Contributions(d) (Note 4)	0.05		—	—	—	—	—

Net Asset Value, end of period	$36.33		$35.52	$32.27	$29.18	$21.36	$19.11

Total Return(a)	2.28%		10.07%	10.59%	36.61%	12.27%	(0.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,376.8		$2,434.0	$2,957.4	$2,156.9	$2,392.7	$2,374.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.92	%(e)	0.92%	0.92%	0.96%	0.98%	0.96%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(e)	0.98%	0.98%	0.99%	1.02%	1.02%
Net investment income (loss)	0.81	%(e)	0.49%	0.53%	0.05%	0.73%	0.40%
Portfolio turnover rate	6	%(f)	10%	37%	146%	87%	80%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.47		$15.70	$15.15	$11.87	$9.77	$10.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.13	0.14	0.11	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.27		(0.36)	0.41	3.17	2.11	(0.45)

Total from investment operations	0.38		(0.23)	0.55	3.28	2.23	(0.31)

Less Distributions:	—		—	—	—	(0.13)	(0.05)

Capital Contributions(d) (Note 4)	0.02		—	—	—	—	— (e)

Net Asset Value, end of period	$15.87		$15.47	$15.70	$15.15	$11.87	$9.77

Total Return(a)	2.59%		(1.46)%	3.63%	27.63%	23.08%	(3.13)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$608.2		$619.9	$643.9	$594.2	$364.0	$214.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.14	%(f)(g)	1.12%	1.13%	1.14%	1.21%	1.20%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(f)(g)	1.12%	1.13%	1.14%	1.21%	1.20%
Net investment income (loss)	1.41	%(f)	0.80%	0.96%	0.80%	1.09%	1.32%
Portfolio turnover rate	19	%(h)	17%	11%	13%	27%	69%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Includes loan interest expense of 0.01% for the six months ended June 30, 2016.

(h)	Not annualized.

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.80		$16.59	$15.27	$11.17	$9.54	$9.63

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)	— (d)	0.04	— (d)
Net realized and unrealized gain (loss) on investments	(0.04)		1.23	1.33	4.10	1.59	(0.06)

Total from investment operations	(0.05)		1.21	1.32	4.10	1.63	(0.06)

Less Distributions:	—		—	—	—	—	(0.03)

Capital Contributions(e) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$17.76		$17.80	$16.59	$15.27	$11.17	$9.54

Total Return(a)	(0.22)%		7.29%	8.64%	36.71%	17.09%	(0.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,151.5		$1,182.3	$1,417.5	$1,371.6	$1,703.1	$1,107.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(f)	0.99%	0.99%	0.89%	0.84%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(f)	0.99%	0.99%	1.00%	1.02%	1.03%
Net investment income (loss)	(0.15	)%(f)	(0.12)%	(0.08)%	(0.02)%	0.45%	(0.05)%
Portfolio turnover rate	17	%(g)	30%	37%	42%	67%	103%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST MFS Large-Cap Value Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,			August 20, 2012(c) through December 31, 2012(d)
			2015(d)	2014	2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.10		$15.21	$13.80	$10.26	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.22	0.28	0.17	0.07
Net realized and unrealized gain (loss) on investments	0.87		(0.33)	1.13	3.37	0.19

Total from investment operations	0.99		(0.11)	1.41	3.54	0.26

Capital Contributions(e) (Note 4)	—	(f)	—	—	—	—

Net Asset Value, end of period	$16.09		$15.10	$15.21	$13.80	$10.26

Total Return(a)	6.56%		(0.72)%	10.22%	34.50%	2.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,162.2		$587.6	$626.4	$559.7	$664.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(g)	0.96%	0.97%	0.97%	0.99	%(g)
Expenses Before Waivers and/or Expense Reimbursement	0.95	%(g)	0.96%	0.97%	0.98%	1.00	%(g)
Net investment income (loss)	1.57	%(g)	1.45%	2.01%	1.45%	2.09	%(g)
Portfolio turnover rate	10	%(h)	17%	14%	50%	7	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.95		$27.50	$24.07	$16.95	$14.64	$15.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.39	0.27	0.31	0.28	0.17
Net realized and unrealized gain (loss) on investments	0.79		(1.94)	3.16	6.81	2.20	(0.56)

Total from investment operations	0.94		(1.55)	3.43	7.12	2.48	(0.39)

Less Distributions:	—		—	—	—	(0.17)	(0.13)

Capital Contributions(d) (Note 4)	0.03		—	—	—	—	0.02

Net Asset Value, end of period	$26.92		$25.95	$27.50	$24.07	$16.95	$14.64

Total Return(a)	3.74%		(5.64)%	14.25%	42.01%	17.13%	(2.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$802.3		$810.2	$993.2	$945.6	$494.8	$422.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.00%	1.01%	1.03%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(e)	1.00%	1.00%	1.01%	1.04%	1.04%
Net investment income (loss)	1.18	%(e)	1.43%	1.04%	1.47%	1.67%	0.96%
Portfolio turnover rate	16	%(f)	22%	20%	29%	34%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$7.12		$8.55	$8.97	$8.95	$7.85	$9.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.12	0.12	0.10	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.57		(1.55)	(0.54)	(0.08)	1.25	(2.12)

Total from investment operations	0.64		(1.43)	(0.42)	0.02	1.37	(2.00)

Less Distributions:	—		—	—	—	(0.27)	(0.07)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$7.76		$7.12	$8.55	$8.97	$8.95	$7.85

Total Return(a)	8.99%		(16.73)%	(4.68)%	0.22%	17.93%	(20.27)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$397.9		$401.9	$583.9	$682.4	$1,356.6	$881.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.55	%(f)(g)	1.45%	1.42%	1.41%	1.41%	1.43	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.55	%(f)(g)	1.45%	1.42%	1.42%	1.43%	1.44	%(g)
Net investment income (loss)	1.91	%(f)	1.42%	1.31%	1.16%	1.43%	1.34%
Portfolio turnover rate	23	%(h)	12%	9%	28%	20%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Includes 0.01% of loan interest expense.

(h)	Not annualized.

	AST QMA Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,		February 25, 2013(c) through December 31, 2013
			2015(d)	2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.90		$9.50	$9.74	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.14	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.31		(1.74)	(0.36)	(0.43)

Total from investment operations	0.38		(1.60)	(0.24)	(0.26)

Capital Contributions(e) (Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$8.28		$7.90	$9.50	$9.74

Total Return(a)	4.81%		(16.84)%	(2.46)%	(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86.0		$96.7	$167.8	$238.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.67	%(g)	1.47%	1.43%	1.43	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.67	%(g)	1.47%	1.43%	1.43	%(g)
Net investment income (loss)	1.75	%(g)	1.51%	1.22%	1.87	%(g)
Portfolio turnover rate	79	%(h)	123%	100%	198	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

	AST QMA Large-Cap Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,		April 29, 2013(c) through December 31, 2013
			2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.82		$13.61	$11.81	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.20	0.16	0.10
Net realized and unrealized gain (loss) on investments	0.12		0.01	1.64	1.71

Total from investment operations	0.21		0.21	1.80	1.81

Capital Contributions(e) (Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$14.03		$13.82	$13.61	$11.81

Total Return(a)	1.52%		1.54%	15.24%	18.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,877.1		$2,904.4	$2,791.5	$2,622.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.81	%(g)	0.81%	0.81%	0.82	%(g)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(g)	0.82%	0.83%	0.83	%(g)
Net investment income (loss)	1.36	%(g)	1.45%	1.19%	1.34	%(g)
Portfolio turnover rate	48	%(h)	96%	89%	77	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$32.05		$31.80	$30.63	$22.66	$20.20	$20.40

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)		(0.20)	(0.16)	(0.07)	— (d)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.60)		0.45	1.33	8.04	2.44	(0.08)

Total from investment operations	(0.66)		0.25	1.17	7.97	2.44	(0.20)

Less Distributions:	—		—	—	—	—	—

Capital Contributions(e) (Note 4)	0.01		—	—	—	0.02	—

Net Asset Value, end of period	$31.40		$32.05	$31.80	$30.63	$22.66	$20.20

Total Return(a)	(2.03)%		0.79%	3.82%	35.17%	12.18%	(0.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$692.1		$737.4	$866.6	$894.6	$639.4	$517.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(f)	1.00%	1.01%	1.01%	1.02%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(f)	1.00%	1.01%	1.01%	1.03%	1.04%
Net investment income (loss)	(0.42	)%(f)	(0.59)%	(0.52)%	(0.29)%	(0.09)%	(0.56)%
Portfolio turnover rate	71	%(g)	46%	87%	63%	112%	66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(unaudited)

	AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.41		$14.23	$13.56	$9.63	$8.02	$9.26

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.04)	(0.03)	(0.05)	— (d)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.64)		0.22	0.70	3.98	1.61	(1.18)

Total from investment operations	(0.67)		0.18	0.67	3.93	1.61	(1.21)

Less Distributions:	—		—	—	—	—	(0.03)

Capital Contributions(e) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$13.75		$14.41	$14.23	$13.56	$9.63	$8.02

Total Return(a)	(4.58)%		1.26%	4.94%	40.81%	20.08%	(13.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$691.8		$746.8	$801.8	$827.1	$649.7	$521.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(f)	1.05%	1.07%	1.08%	1.09%	1.11%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(f)	1.05%	1.07%	1.09%	1.10%	1.12%
Net investment income (loss)	(0.40	)%(f)	(0.24)%	(0.12)%	(0.44)%	(0.01)%	(0.38)%
Portfolio turnover rate	45	%(g)	69%	184%	84%	84%	85%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.65		$21.58	$20.50	$14.92	$12.69	$13.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.15	0.12	0.14	0.15	0.06
Net realized and unrealized gain (loss) on investments	1.15		(1.08)	0.96	5.44	2.15	(0.88)

Total from investment operations	1.18		(0.93)	1.08	5.58	2.30	(0.82)

Less Distributions:	—		—	—	—	(0.07)	(0.07)

Capital Contributions(d) (Note 4)	0.04		—	—	—	—	0.01

Net Asset Value, end of period	$21.87		$20.65	$21.58	$20.50	$14.92	$12.69

Total Return(a)	5.91%		(4.31)%	5.27%	37.40%	18.16%	(5.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$945.9		$940.6	$1,156.7	$1,220.2	$907.8	$616.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(e)	1.00%	1.00%	1.00%	1.02%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(e)	1.00%	1.00%	1.01%	1.04%	1.04%
Net investment income (loss)	0.32	%(e)	0.72%	0.57%	0.73%	1.17%	0.46%
Portfolio turnover rate	34	%(f)	63%	36%	65%	53%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.47		$22.33	$20.61	$14.31	$12.17	$12.38

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.07)	(0.07)	(0.05)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.61)		2.21	1.79	6.35	2.15	(0.20)

Total from investment operations	(1.62)		2.14	1.72	6.30	2.14	(0.21)

Capital Contributions(d) (Note 4)	0.02		—	—	—	—	—

Net Asset Value, end of period	$22.87		$24.47	$22.33	$20.61	$14.31	$12.17

Total Return(a)	(6.54)%		9.58%	8.35%	44.03%	17.58%	(1.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,641.3		$1,978.9	$1,796.0	$1,884.7	$2,042.0	$1,967.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(e)	0.95%	0.95%	0.95%	0.95%	0.98%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(e)	0.96%	0.97%	0.97%	0.99%	1.00%
Net investment income (loss)	(0.05	)%(e)	(0.31)%	(0.34)%	(0.29)%	0.01%	(0.19)%
Portfolio turnover rate	26	%(f)	47%	52%	44%	63%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.82		$20.83	$22.73	$19.70	$19.11	$22.58

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.17	0.15	0.11	0.16	0.08
Net realized and unrealized gain (loss) on investments	2.72		(4.18)	(2.05)	2.92	0.52	(3.43)

Total from investment operations	2.84		(4.01)	(1.90)	3.03	0.68	(3.35)

Less Distributions:	—		—	—	—	(0.09)	(0.12)

Capital Contributions(d) (Note 4)	0.03		—	—	—	—	—

Net Asset Value, end of period	$19.69		$16.82	$20.83	$22.73	$19.70	$19.11

Total Return(a)	17.06%		(19.25)%	(8.36)%	15.38%	3.62%	(14.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$486.9		$416.5	$579.4	$665.9	$750.3	$608.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(e)	1.04%	1.02%	1.02%	1.02%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(e)	1.04%	1.02%	1.02%	1.03%	1.04%
Net investment income (loss)	1.38	%(e)	0.85%	0.55%	0.51%	0.90%	0.34%
Portfolio turnover rate	59	%(f)	87%	68%	65%	58%	61%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(unaudited)

	AST Templeton Global Bond Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.33		$10.83	$10.77	$11.19	$11.11	$11.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.21	0.18	0.15	0.22	0.30
Net realized and unrealized gain (loss) on investments	(0.21)		(0.71)	(0.12)	(0.57)	0.34	0.16

Total from investment operations	(0.07)		(0.50)	0.06	(0.42)	0.56	0.46

Less Distributions:	—		—	—	—	(0.48)	(0.38)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$10.26		$10.33	$10.83	$10.77	$11.19	$11.11

Total Return(a)	(0.68)%		(4.62)%	0.56%	(3.75)%	5.23%	4.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$340.8		$352.6	$661.2	$578.3	$484.1	$405.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(f)	0.97%	0.96%	0.95%	0.95%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(f)	0.97%	0.97%	0.98%	0.98%	0.98%
Net investment income (loss)	2.72	%(f)	1.98%	1.62%	1.58%	1.97%	2.64%
Portfolio turnover rate	26	%(g)	60%	54%	139%	62%	88%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST WEDGE Capital Mid-Cap Value Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.08		$20.43	$17.77	$13.41	$11.45	$11.93

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.20	0.11	0.13	0.24	0.08
Net realized and unrealized gain (loss) on investments	0.65		(1.55)	2.55	4.23	1.84	(0.49)

Total from investment operations	0.74		(1.35)	2.66	4.36	2.08	(0.41)

Less Distributions:	—		—	—	—	(0.12)	(0.07)

Capital Contributions(d) (Note 4)	0.03		—	—	—	—	— (e)

Net Asset Value, end of period	$19.85		$19.08	$20.43	$17.77	$13.41	$11.45

Total Return(a)	4.04%		(6.61)%	14.97%	32.51%	18.32%	(3.45)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$355.1		$359.5	$459.3	$436.3	$674.8	$360.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(f)	1.07%	1.08%	1.07%	1.07%	1.09%
Expenses Before Waivers and/or Expense Reimbursement	1.08	%(f)	1.07%	1.08%	1.07%	1.08%	1.09%
Net investment income (loss)	1.02	%(f)	0.96%	0.56%	0.87%	1.88%	0.66%
Portfolio turnover rate	24	%(g)	58%	21%	21%	29%	56%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(unaudited)

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.57		$12.65	$11.99	$9.95	$8.99	$9.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.08	0.11	0.08	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.29		(0.16)	0.55	1.96	0.90	(0.36)

Total from investment operations	0.35		(0.08)	0.66	2.04	0.99	(0.32)

Less Distributions:	—		—	—	—	(0.03)	(0.03)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.92		$12.57	$12.65	$11.99	$9.95	$8.99

Total Return(a)	2.78%		(0.63)%	5.50%	20.50%	11.01%	(3.46)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,068.9		$2,121.9	$2,228.3	$1,843.2	$971.7	$547.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(f)	1.09%	0.99%	0.97%	1.12%	0.87%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(f)	1.09%	1.10%	1.12%	1.14%	0.87%
Net investment income (loss)	0.96	%(f)	0.62%	0.90%	0.74%	1.15%	0.43%
Portfolio turnover rate	35	%(g)	55%	76%	56%	54%	193%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance

[1]

PI serves as the sole investment manager for the AST AQR Emerging Markets Equity Portfolio. When used herein, the term “Manager” refers to (1) PI with respect to the AST AQR Emerging Markets Equity Portfolio; and (2) PI and ASTIS collectively with respect to all other Portfolios discussed herein.

with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2015, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio’s recent peer-relative performance had improved, with the Portfolio ranked in the 2nd quartile of its Peer Universe during the first quarter of 2016.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock iShares ETF Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board noted that PI had contractually agreed to waive a portion of its management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs, and had also contractually agreed to limit net total Portfolio expenses to 1.02% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Boston Partners Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over all periods, a new subadviser had been appointed in November 2014 to replace the Portfolio’s existing subadviser, and therefore most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board considered information provided by PI indicating that the current subadviser had a strong long term performance record in the large-cap value strategy and noted that it would be prudent to allow the current subadviser more time to develop a performance record with the Portfolio.

•	The Board accepted PI’s recommendation to retain the existing voluntary cap on net total Portfolio expenses of 0.85%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.07% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its benchmark index over the three-year period, although it slightly underperformed its benchmark index over the one-year period, and underperformed its benchmark index over the five and ten-year periods.

•

The Board noted that the Portfolio’s current subadviser had assumed subadvisory responsibilities in May 2011, and that, therefore, the Portfolio’s long-term performance record was not attributable solely to the Portfolio’s current subadviser.

•

The Board noted that the Portfolio’s performance challenges occurred in 2015. In this regard, the Board considered that, as of December 31, 2014, the Portfolio’s one- and three-year performance was in the 1st quartile of its Peer Universe.

•	The Board noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2017.

•

The Board accepted PI’s recommendation to discontinue the existing contractual expense cap of 0.82% upon its expiration on October 31, 2016. The Board considered PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that, with the merger successfully completed, the expense cap had served its intended purpose.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	1st Quartile
Actual Management Fee: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark over the one-, three- and five-year periods.

•

The Board noted that the Portfolio’s performance challenges occurred in 2015. In this regard, the Board considered that, as of December 31, 2014, the Portfolio’s one-, three- and ten-year performance was in the 1st quartile of its Peer Universe, and the five-year performance was in the 2nd quartile of its Peer Universe.

•

The Board considered information provided by PI indicating that, based on the most recent performance information available, the Portfolio’s performance had improved, with the Portfolio ranked in the 2nd quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2016.

•	The Board, therefore, noted that it would allow the subadviser more time to recover from a recent period of underperformance attributable to the current subadviser.

•	The Board noted that PI had contractually agreed to waive 0.10% of its management fee through June 30, 2017.

•

The Board accepted PI’s recommendation to discontinue the Portfolio’s 0.98% expense cap upon its expiration on October 31, 2016. The Board considered PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that with the merger successfully completed, the expense cap had served its intended purpose.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board further noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Herndon Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over all periods, a new subadviser assumed management of the Portfolio in July of 2013, and that as a result, most of the Portfolio’s prior performance history was not attributable to the current subadviser.

•

The Board considered information provided by PI, which indicated that the current subadviser’s large-cap value strategy had rebounded from similar underperformance in the past, following underperformance with periods of outperformance.

•	The Board noted that PI had contractually agreed to waive 0.15% of its management fee through June 30, 2017.

•

The Board noted that, while it would allow the subadviser more time to develop its longer term performance record, the Board would continue to closely monitor the performance of the Portfolio and to consider strategic alternatives if performance does not improve.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly, AST Large-Cap Value Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one- and ten-year periods.

•

The Board considered PI’s explanation that the performance challenges faced by the Portfolio were recent and that the Portfolio had ranked in the top decile of its Peer Universe in the 2013 and 2014 calendar years.

•

The Board also considered that the Portfolio’s longer-term performance had been strong, with the Portfolio ranked in the 1st quartile of its Peer Universe over the three-year period and in the 2nd quartile of its Peer Universe over the five-year period.

•

The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 2nd quartile of its Peer Universe over the trailing three-year period through the first quarter of 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board accepted PI’s recommendation to allow the existing contractual management fee waiver of 0.013% to expire on June 30, 2016, and to implement a new contractual management fee waiver of 0.011% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, although it underperformed its benchmark index over the three- and five-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, although it underperformed its benchmark index over the one- and three-year periods.

•	The Board noted that the Portfolio’s performance challenges were recent, with the Portfolio ranked in the 1st quartile of its Peer Universe for the one-year period as of December 31, 2014.

•

The Board noted that the Portfolio’s long-term performance was strong with the Portfolio outperforming its benchmark index and performing in the 1st quartile of its Peer Universe in five of the past eight calendar years.

AST Jennison Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

•

The Board noted that, despite the Portfolio’s underperformance over shorter time periods, the Portfolio’s longer term performance was strong, with the Portfolio outperforming its benchmark index and ranking in the 2nd quartile of its Peer Universe over the five- and ten-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, although it underperformed its benchmark index over the ten-year period.

•	The Board noted that PI had contractually agreed to waive 0.06% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it slightly underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio’s recent performance against its benchmark index had shown improvement, with the Portfolio outperforming its benchmark index during the first quarter of 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board accepted PI’s recommendation to allow the existing contractual waiver of 0.003% of its management fee to expire on June 30, 2016, and to replace it with a new contractual management fee waiver of 0.002% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•

The Board considered PI’s explanation that, despite performance that fell below expectations in 2015, performance had rebounded and that, through the first quarter of 2016, the Portfolio had outperformed its benchmark and finished in the top half of its Peer Universe for the rolling one- and three-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 2nd quartile of its Peer Universe during the first quarter of 2016.

•

The Board further noted that the Portfolio did not yet have a three-year performance record, and therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that PI had voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Manager as a result of an underlying voluntary subadviser fee discount.

•

The Board further noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, although it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that PI had contractually agreed to waive 0.004% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, although it underperformed its benchmark index over the five-year period.

•

The Board noted that the Portfolio’s subadviser had been replaced by new subadvisers in November 2014, and that, therefore, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.01% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed its benchmark index over the one-year period. The Board considered PI’s explanation that the Portfolio’s underperformance against its benchmark index was attributable to the fact that the Portfolio’s composition differs greatly from its benchmark, with the benchmark Portfolio having substantially less exposure to US Treasuries than the benchmark, leading to potential Portfolio underperformance of the benchmark when US Treasuries are performing well. In light of these structural challenges, the Board recommended that PI consider the possibility of creating a custom benchmark for the Portfolio to provide a better measure of the Portfolio’s performance.

•

The Board also considered PI’s explanation that the Portfolio’s underperformance against its Peer Universe was mainly attributable to the fact that the Portfolio’s strategy of investing only in non-U.S. government debt securities was significantly different than its Peer Universe, resulting in underperformance in the risk-off environment of 2015. The Board considered PI’s assertion that the Peer

Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance comparisons because the Portfolio’s composition differs greatly from its Peer Universe. The Board considered PI’s explanation that many funds in the Peer Universe will have a 50/50 split between US and global bonds and/or invest in corporate credit, while the Portfolio is 100% invested in non-US debt securities by design. In light of these structural challenges, the Board suggested enlisting JDL Consultants in the future to create a custom peer group for the Portfolio to provide a better measure of the Portfolio’s performance.

•	The Board noted that the Portfolio outperformed its benchmark index in eight of the past ten calendar years, and outperformed its Peer Universe median in seven of the past ten calendar years.

•

The Board considered the most recent performance information provided by PI, which indicated that the Portfolio’s performance had improved and outperformed its benchmark index over the year-to-date period ended May 31, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST WEDGE Capital Mid-Cap Value Portfolio (formerly, AST Mid-Cap Value Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s longer-term performance had been strong, with the Portfolio ranked in the 1st quartile of its Peer Universe over the five- and ten-year periods.

•	The Board noted that PI had contractually agreed to waive 0.01% of its investment management fee through June 30, 2017.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, although it underperformed its benchmark index over the ten-year period.

•	The Board further noted that the Portfolio’s performance was in the 1st quartile of its Peer Universe in the first quarter of 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST Small-Cap Growth Portfolio

Approval of a New Subadvisory Agreement

As required by the 1940 Act, the Board of the Trust considered a proposed subadvisory agreement (the Subadvisory Agreement) among PI, ASTIS (collectively, the Manager) and UBS Asset Management (Americas) Inc. (UBS AM) with respect to a portion of the assets of the AST Small-Cap Growth Portfolio (the Small-Cap Growth Portfolio). The Subadvisory Agreement with UBS AM relates to the appointment of UBS AM to replace Eagle Asset Management, Inc. (Eagle) as a subadviser to the Small-Cap Growth Portfolio. The Board, including all of the trustees who were not parties to the Subadvisory Agreement and were not interested persons of any such party, as defined in the 1940 Act (the Independent Trustees), met on January 22, 2016 (the Meeting) and approved the Subadvisory Agreement for an initial two year period, after concluding that approval of the Subadvisory Agreement was in the best interests of the Small-Cap Growth Portfolio and its beneficial shareholders.

In advance of the Meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Small-Cap Growth Portfolio by UBS AM; comparable performance information; the fees paid by the Manager to UBS AM; the potential for economies of scale that may be shared with the Small-Cap Growth Portfolio and its shareholders; and other benefits to UBS AM. In connection with its deliberations, the Board considered information provided by the Manager and UBS AM at or in advance of the Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Small-Cap Growth Portfolio.

The Board determined that the overall arrangements between the Manager and UBS AM are appropriate in light of the services to be performed and the fee arrangement under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Small-Cap Growth Portfolio by Eagle under the current subadvisory agreement and those that would be provided by UBS AM under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Eagle and UBS AM were each required to provide day-to-day portfolio management services and comply with all Small-Cap Growth Portfolio policies, and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of UBS AM that would be responsible for a portion of the assets of the Small-Cap Growth Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to UBS AM. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to UBS AM.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about UBS AM, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Small-Cap Growth Portfolio by UBS AM.

Performance

The Board received and considered information regarding the investment performance of other accounts managed by UBS AM utilizing an investment strategy similar to the strategy to be used by UBS AM for a portion of the assets of the Small-Cap Growth Portfolio.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to UBS AM under the Subadvisory Agreement. The Board considered that, based on the net assets of the Small-Cap Growth Portfolio as of October 31, 2015, the effective subadvisory fee rate that would be paid to UBS AM under the Subadvisory Agreement is lower than the effective subadvisory fee rate paid to Eagle under the current subadvisory arrangement. The Board considered that subadvisory fees are paid by the Manager to the relevant subadviser(s) for a portfolio, and therefore any change in the subadvisory fee rate will not change the investment management fee paid by the Small-Cap Growth Portfolio or its shareholders. The Board considered that the Manager agreed to waive 0.004% of its management fee through at least June 30, 2016. The Board noted that it would review the management fee paid to the Manager by the Small-Cap Growth Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rates were reasonable.

Profitability

Because the engagement of UBS AM is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Small-Cap Growth Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Small-Cap Growth Portfolio does not contain breakpoints that reduced the fee rate on assets above specified levels. The Board noted, however, that the Manager, not the Small-Cap Growth Portfolio, pays subadvisory fees to UBS AM, and noted that the management fee schedule for the Small-Cap Growth Portfolio contains breakpoints that reduced the management fee rate paid by the Small-Cap Growth Portfolio to the Manager on assets above specified levels. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to UBS AM

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by UBS AM in connection with the Small-Cap Growth Portfolio. The Board concluded that any potential benefits to be derived by UBS AM were consistent with those generally derived by other subadvisers to the portfolios of AST, including the other subadviser to the Small-Cap Growth Portfolio, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by UBS AM included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Small-Cap Growth Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST Small-Cap Growth Opportunities Portfolio

Approval of a New Subadvisory Agreement

As required by the 1940 Act, the Board of the Trust considered the proposed subadvisory agreement (the New Subadvisory Agreement) among PI, ASTIS (collectively, the Manager) and Victory Capital Management Inc. (Victory Capital), with respect to the AST Small-Cap Growth Opportunities Portfolio (the Portfolio) due to an anticipated “change of control” of one of the Portfolio’s subadvisers, RS Investment Management Co. LLC (RS). RS serves as a subadviser to the Portfolio under a separate subadvisory agreement with the Manager (the Former Subadvisory Agreement).

RS is a wholly-owned subsidiary of The Guardian Life Insurance Company of America ® (Guardian). On December 18, 2015, RS announced that Victory Capital Management Inc. (Victory Capital) had entered into a definitive purchase agreement to acquire RS from Guardian, effective on or about June 30, 2016 (the Acquisition). The Acquisition would result in an assignment (within the meaning of the 1940 Act) and automatic termination of the Former Subadvisory Agreement under the 1940 Act.

At an in-person meeting of the Board held on June 14-15, 2016 (the Meeting), the Board, including all of the trustees who are not parties to such agreement or interested persons of any such party (the Independent Trustees), considered and approved the New Subadvisory Agreement after concluding that approval of the New Subadvisory Agreement was in the best interests of the Portfolio and its shareholders.

In advance of the Meeting, the Board requested and received materials relating to the New Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its considerations. In approving the New Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by Victory Capital; comparable performance information; the fees to be paid by the Manager to Victory Capital; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to Victory Capital. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the New Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements between the Manager and Victory Capital, which will serve as a subadviser to the Portfolio pursuant to the terms of the New Subadvisory Agreement, are in the best interests of the Portfolio and its shareholders in light of the services to be performed and the fees to be charged under the New Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board reaching its determinations to approve the New Subadvisory Agreement are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services to be provided to the Portfolio by Victory Capital, and noted that the nature and extent of services to be provided by Victory Capital to the Portfolio under the New Subadvisory Agreement were identical in all material respects to those provided by RS under the Former Subadvisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio, and the Board was provided with information pertaining to organizational structure, senior management, investment operations, and other relevant information pertaining to Victory Capital. The Board noted that RS and Victory Capital had advised the Manager that the Acquisition will not result in any changes to (i) the portfolio management team for the RS subadvised portion of the Portfolio; or (ii) the investment process and strategies used to manage the Portfolio.

The Board noted that RS and Victory Capital have advised the Manager that all compliance functions will transfer to Victory Capital as a result of the Acquisition, and that Victory Capital has a different set of compliance policies and procedures and a different compliance team than RS. The Board received a favorable report from the Trust’s Chief Compliance Officer concerning the expected compliance policies and procedures and compliance infrastructure of Victory Capital following completion of the Acquisition.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services to be provided to the Portfolio by Victory Capital under the New Subadvisory Agreement and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Victory Capital under the New Subadvisory Agreement should equal the quality of similar services provided by RS under the Former Subadvisory Agreement, and that the Portfolio would benefit from the subadvisory services to be provided by Victory Capital under the New Subadvisory Agreement.

Performance

The Board reviewed the investment performance of the Portfolio in connection with its annual consideration of the Trust’s advisory agreements. As part of that review, the Board reviewed the performance record of the Portfolio and determined that it would be in the interests of the Portfolio and its shareholders to continue to retain the same portfolio management team that has been responsible for the portion of the Portfolio managed by RS.

Investment Subadvisory Fee Rates

The Board reviewed the subadvisory fee rates to be paid by the Manager (and not the Portfolio) to Victory Capital under the New Subadvisory Agreement, noting that the subadvisory fee rates will be the same as the subadvisory fee rates paid by the Manager (and not the Portfolio) to RS under the Former Subadvisory Agreement. The Board also noted that the investment management fees paid by the Portfolio to the Manager will not change as a result of completion of the Acquisition and effectiveness of the New Subadvisory Agreement.

Profitability

Because the engagement of Victory Capital is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements. However, the Board noted that since Victory Capital is not affiliated with the Manager, the revenues derived by Victory Capital under the New Subadvisory Agreement would not be included in any future profitability calculations of the Manager, and concluded that the level of profitability of a subadviser not affiliated with the Manager, such as Victory Capital, may not be as significant as the Manager’s profitability given the arm’s-length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the subadvisory fee schedule in the New Subadvisory Agreement contained breakpoints that reduced the subadvisory fee rate on assets above specified levels. The Board noted that any potential economies of scale under the New Subadvisory Agreement would remain the same as the economies of scale under the Former Subadvisory Agreement, as there were no changes in the subadvisory fee rates or breakpoints. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Subadviser

The Board considered potential “fall out” or ancillary benefits that might be received by Victory Capital and its affiliates as a result of Victory Capital’s relationship with the Portfolio. The Board concluded that the potential benefits to be derived by Victory Capital included the ability to use soft dollar credits, brokerage commissions received by affiliates of Victory Capital, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to reputation. The Board concluded that the benefits to be derived by Victory Capital were consistent with the types of benefits generally derived by subadvisers to mutual funds.

***

After full consideration of these factors, the Board concluded that the approval of the New Subadvisory Agreement was in the interests of the Portfolio and its shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

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Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

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The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

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0229492-00007-00 AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Bond Portfolio 2016

AST Bond Portfolio 2017

AST Bond Portfolio 2018

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Global Real Estate Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Bond Portfolio 2016	A1
	AST Bond Portfolio 2017	A8
	AST Bond Portfolio 2018	A18
	AST Bond Portfolio 2019	A27
	AST Bond Portfolio 2020	A37
	AST Bond Portfolio 2021	A49
	AST Bond Portfolio 2022	A61
	AST Bond Portfolio 2023	A73
	AST Bond Portfolio 2024	A82
	AST Bond Portfolio 2025	A90
	AST Bond Portfolio 2026	A104
	AST Bond Portfolio 2027	A115
	AST Global Real Estate Portfolio	A122
	AST High Yield Portfolio	A127
	AST Investment Grade Bond Portfolio	A164
	AST Lord Abbett Core Fixed Income Portfolio	A188
	AST Prudential Core Bond Portfolio	A202
	AST QMA US Equity Alpha Portfolio	A239
	AST Quantitative Modeling Portfolio	A252
	AST Western Asset Core Plus Bond Portfolio	A255
	AST Western Asset Emerging Markets Debt Portfolio	A293
	Glossary	A304

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2016

AST Bond 2016
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	37.1%
U.S. Treasury Obligations	36.8%
Corporate Bonds	9.9%
Commercial Mortgage-Backed Securities	9.3%
Asset-Backed Securities	7.9%

AST Bond 2017
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	44.7%
Corporate Bonds	13.3%
Asset-Backed Securities	12.6%
Commercial Mortgage-Backed Securities	11.7%
U.S. Government Agency Obligations	7.8%

AST Bond 2018
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	31.8%
Corporate Bonds	19.6%
Commercial Mortgage-Backed Securities	15.4%
Asset-Backed Securities	13.6%
U.S. Government Agency Obligations	10.0%

AST Bond 2019
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	18.5%
Corporate Bonds	16.5%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	13.0%
U.S. Government Agency Obligations	9.6%

AST Bond 2020
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	21.4%
U.S. Treasury Obligations	21.2%
Corporate Bonds	20.2%
Commercial Mortgage-Backed Securities	18.7%
Asset-Backed Securities	18.5%

AST Bond 2021
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	29.1%
Commercial Mortgage-Backed Securities	20.8%
Corporate Bonds	16.5%
Asset-Backed Securities	15.7%
U.S. Government Agency Obligations	14.1%

AST Bond 2022
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	42.0%
Commercial Mortgage-Backed Securities	20.9%
Asset-Backed Securities	14.5%
Corporate Bonds	10.3%
U.S. Government Agency Obligations	8.6%

AST Bond 2023
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	36.6%
Commercial Mortgage-Backed Securities	19.2%
Corporate Bonds	17.5%
Asset-Backed Securities	14.3%
U.S. Government Agency Obligations	4.6%

AST Bond 2024
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	31.8%
Corporate Bonds	21.4%
Commercial Mortgage-Backed Securities	19.8%
Asset-Backed Securities	15.6%
U.S. Government Agency Obligations	2.9%

AST Bond 2025
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	27.6%
Asset-Backed Securities	24.0%
U.S. Government Agency Obligations	21.5%
Corporate Bonds	18.4%
U.S. Treasury Obligations	1.6%

AST Bond Portfolio 2026
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	38.9%
U.S. Government Agency Obligations	17.1%
Commercial Mortgage-Backed Securities	13.8%
Asset-Backed Securities	12.0%
Corporate Bonds	7.9%

AST Bond Portfolio 2027
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	51.3%
U.S. Government Agency Obligations	15.0%
Asset-Backed Securities	7.6%
Commercial Mortgage-Backed Securities	7.1%
Corporate Bonds	3.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2016

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd. (Japan)	3.3%
Equity Residential, REIT	2.7%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.5%
Duke Realty Corp., REIT	2.2%

AST High Yield
Allocation	(% of Net Assets	)
Corporate Bonds	92.1%
Bank Loans	2.9%
Preferred Stocks	0.4%
Common Stocks	0.1%

AST Investment Grade Bond
Allocation	(% of Net Assets	)
Corporate Bonds	47.7%
Commercial Mortgage-Backed Securities	15.3%
Asset-Backed Securities	7.0%
U.S. Treasury Obligations	5.0%
U.S. Government Agency Obligations	3.1%

AST Lord Abbett Core Fixed Income
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	48.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds	18.7%
Asset-Backed Securities	15.1%
Commercial Mortgage-Backed Securities	4.1%

AST Prudential Core Bond
Allocation	(% of Net Assets	)
Corporate Bonds	29.0%
Asset-Backed Securities	24.6%
Commercial Mortgage-Backed Securities	16.0%
U.S. Government Agency Obligations	10.8%
U.S. Treasury Obligations	6.4%

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	2.4%
Apple, Inc.	2.3%
Amazon.com, Inc.	1.9%
Facebook, Inc. (Class A Stock)	1.7%
Verizon Communications, Inc.	1.7%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	12.5%
AST QMA Large-Cap Portfolio	12.4%
AST Prudential Core Bond Portfolio	6.2%
AST International Value Portfolio	5.7%
AST International Growth Portfolio	5.7%

AST Western Asset Core Plus Bond
Allocation	(% of Net Assets	)
Corporate Bonds	33.8%
U.S. Government Agency Obligations	16.5%
U.S. Treasury Obligations	16.1%
Residential Mortgage-Backed Securities	11.6%
Commercial Mortgage-Backed Securities	7.3%

AST Western Asset Emerging Markets Debt
Allocation	(% of Net Assets	)
Sovereign Issues	57.7%
Foreign Bonds	38.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2016	Actual	$1,000.00	$1,004.60	0.93%	$4.64
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Bond Portfolio 2017	Actual	$1,000.00	$1,013.20	0.84%	$4.20
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
AST Bond Portfolio 2018	Actual	$1,000.00	$1,024.90	0.83%	$4.18
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17
AST Bond Portfolio 2019	Actual	$1,000.00	$1,035.60	0.93%	$4.71
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Bond Portfolio 2020	Actual	$1,000.00	$1,049.60	0.83%	$4.23
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17
AST Bond Portfolio 2021	Actual	$1,000.00	$1,058.90	0.78%	$3.99
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92
AST Bond Portfolio 2022	Actual	$1,000.00	$1,067.70	0.80%	$4.11
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
AST Bond Portfolio 2023	Actual	$1,000.00	$1,078.20	0.93%	$4.81
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Bond Portfolio 2024	Actual	$1,000.00	$1,088.60	0.93%	$4.83
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Bond Portfolio 2025	Actual	$1,000.00	$1,100.50	0.75%	$3.92
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2016

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2026	Actual	$1,000.00	$1,110.70	0.84%	$4.41
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
AST Bond Portfolio 2027	Actual**	$1,000.00	$1,105.00	0.93%	$4.79
	Hypothetical	$1,000.00	$1,020.00	0.93%	$4.50
AST Global Real Estate Portfolio	Actual	$1,000.00	$1,062.50	1.15%	$5.90
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
AST High Yield Portfolio	Actual	$1,000.00	$1,078.80	0.85%	$4.39
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
AST Investment Grade Bond Portfolio	Actual	$1,000.00	$1,075.40	0.70%	$3.61
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52
AST Lord Abbett Core Fixed Income Portfolio	Actual	$1,000.00	$1,049.50	0.59%	$3.01
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97
AST Prudential Core Bond Portfolio	Actual	$1,000.00	$1,062.70	0.74%	$3.80
	Hypothetical	$1,000.00	$1,021.18	0.74%	$3.72
AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,033.10	1.69%	$8.54
	Hypothetical	$1,000.00	$1,016.46	1.69%	$8.47
AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,009.80	1.11%	$5.55
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57
AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$1,060.20	0.59%	$3.02
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97
AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$1,106.00	0.99%	$5.18
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio's fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Bond 2027 Portfolio’s “Actual” expenses are calculated using the 179 day period ended June 30, 2016 due to its commencement of operations on January 4, 2016.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 101.0% ASSET-BACKED SECURITIES — 7.9%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	27		$27,078
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.712%	(c)	02/15/18	7		7,319
Chase Issuance Trust, Series 2014-A8, Class A8	0.692%	(c)	11/15/18	500		500,172
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	100		100,093
Citibank Credit Card Issuance Trust, Series 2013-A12, Class A12	0.862%	(c)	11/07/18	200		200,047
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	28		27,751
Ford Credit Floorplan Master Owner Trust A, Series 2013-5, Class A2	0.912%	(c)	09/15/18	300		300,032
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	397		396,470
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.672%	(c)	01/16/18	—	(r)	120

TOTAL ASSET-BACKED SECURITIES (cost $1,559,328)						1,559,082

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.3%
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	90		91,062
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	234		233,761
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	94		94,366
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.184%	(c)	04/15/45	224		223,677
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1A	5.409%	(c)	07/12/46	123		123,351
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	110		111,020
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1	0.726%		08/10/49	51		51,084
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	507		506,549
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	340		343,105
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	66		66,679

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,896,018)						1,844,654

CORPORATE BONDS — 9.9%
Banks — 5.2%
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100		111,314
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95		105,008
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100		112,848
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100		110,014
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.625%		09/14/16	500		500,833
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	75		79,731

						1,019,748

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	60	$66,325

Engineering & Construction — 0.4%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	80	80,339

Food — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	10	10,106

Healthcare – Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	50	54,634
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	60	67,744

					122,378

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	90	95,971

Miscellaneous Manufacturing — 1.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	65	69,434
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%		01/07/21	25	28,349
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	10	11,452
General Electric Co., Sub. Notes	5.300%		02/11/21	100	116,019

					225,254

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	140,636

Telecommunications — 0.6%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	100	107,755

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	75	84,284

TOTAL CORPORATE BONDS (cost $1,838,085)					1,952,796

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.1%
Federal Home Loan Banks	0.377%	(s)	08/17/16	265	264,914
Federal Home Loan Banks(k)	0.449%	(s)	10/07/16	1,000	999,020
Federal Home Loan Banks	0.625%		11/23/16	60	60,032
Federal Home Loan Mortgage Corp.(hh)	0.875%		10/14/16	500	500,637
Federal Home Loan Mortgage Corp.	1.375%		05/01/20	2,230	2,263,619
Federal National Mortgage Assoc.(hh)	0.875%		05/21/18	45	45,178
Federal National Mortgage Assoc.	1.250%		09/28/16	500	500,990
Federal National Mortgage Assoc.	1.500%		11/30/20	2,410	2,450,881
Federal National Mortgage Assoc.	1.625%		01/21/20	10	10,236
Residual Funding Corp. Strips Principal, Bonds	1.562%	(s)	10/15/19	250	241,982

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,248,177)					7,337,489

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATIONS — 36.8%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.625%	04/30/23	1,915	$1,958,013
U.S. Treasury Notes	1.750%	02/28/22	435	449,579
U.S. Treasury Notes	1.750%	03/31/22	2,080	2,149,143
U.S. Treasury Notes	2.000%	10/31/21	110	115,212
U.S. Treasury Notes	2.000%	11/30/22	955	999,505
U.S. Treasury Notes	2.125%	09/30/21	1,525	1,607,088

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,044,643)				7,278,540

TOTAL LONG-TERM INVESTMENTS (cost $19,586,251)				19,972,561

			Shares
SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $275,580)(w) (Note 4)			275,580	275,580

TOTAL INVESTMENTS — 102.4% (cost $19,861,831)				20,248,141
Liabilities in excess of other assets(z) — (2.4)%				(477,188)

NET ASSETS — 100.0%				$19,770,953

See the Glossary for abbreviations used in the semiannual reports.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
21	2 Year U.S. Treasury Notes	Sep. 2016	$4,573,435	$4,605,891	$32,456

Short Positions:
68	5 Year U.S. Treasury Notes	Sep. 2016	8,155,970	8,307,156	(151,186)
31	10 Year U.S. Treasury Notes	Sep. 2016	4,016,240	4,122,516	(106,276)

					(257,462)

					$(225,006)

A U.S. Government Agency Obligation with a market value of $279,726 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
1,900	08/11/16	1.460%	3 Month LIBOR(1)	$(10,810)	$—	$(10,810)	Hong Kong & Shanghai Bank

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,100	10/01/20	2.523%	3 Month LIBOR(1)	$—	$(140,182)	$(140,182)

U.S. Government Agency Obligations with a combined market value of $240,413 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,559,082	$—
Commercial Mortgage-Backed Securities	—	1,844,654	—
Corporate Bonds	—	1,952,796	—
U.S. Government Agency Obligations	—	7,337,489	—
U.S. Treasury Obligations	—	7,278,540	—
Affiliated Mutual Fund	275,580	—	—
Other Financial Instruments*
Futures Contracts	(225,006)	—	—
OTC Interest Rate Swap Agreements	—	(10,810)	—
Centrally Cleared Interest Rate Swap Agreements	—	(140,182)	—

Total	$50,574	$19,821,569	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	37.1%
U.S. Treasury Obligations	36.8
Commercial Mortgage-Backed Securities	9.3
Non-Residential Mortgage-Backed Securities	7.9
Banks	5.2
Affiliated Mutual Fund	1.4
Miscellaneous Manufacturing	1.1
Pipelines	0.7
Healthcare – Services	0.6
Telecommunications	0.6

Insurance	0.5%
Transportation	0.4
Engineering & Construction	0.4
Electric	0.3
Food	0.1

102.4
Liabilities in excess of other assets	(2.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$32,456	*	Due from/to broker — variation margin futures	$257,462	*
Interest rate contracts	—	—		Due from/to broker — variation margin swaps	140,182	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	10,810

Total		$32,456			$408,454

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(22,874)	$(17,206)	$(507,320)	$(1,080)	$408,776	$(139,704)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$10,853	$(6,374)	$(262,600)	$(491,855)	$(749,976)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$5,238	$12,573	$10,084,868	$20,481,966	$24,653

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Hong Kong & Shanghai Bank	$—	$—	$—	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Hong Kong & Shanghai Bank	$(10,810)	$—	$—	$(10,810)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2016 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $19,586,251)	$19,972,561
Affiliated investments (cost $275,580)	275,580
Dividends and interest receivable	68,950
Prepaid expenses	70
Due from broker-variation margin futures	62

Total Assets	20,317,223

LIABILITIES:
Payable for fund share repurchased	490,335
Accrued expenses and other liabilities	37,816
Unrealized depreciation on OTC swap agreements	10,810
Advisory fees payable	6,267
Distribution fee payable	569
Affiliated transfer agent fee payable	342
Due to broker-variation margin swaps	131

Total Liabilities	546,270

NET ASSETS	$19,770,953

Net assets were comprised of:
Paid-in capital	$12,058,463
Retained earnings	7,712,490

Net assets, June 30, 2016	$19,770,953

Net asset value and redemption price per share, $19,770,953 / 2,268,152 outstanding shares of beneficial interest	$8.72

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$276,007
Affiliated dividend income	6,077

282,084

EXPENSES
Advisory fees	80,445
Distribution fee	42,968
Custodian and accounting fees	29,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	1,000
Loan interest expense	325
Miscellaneous	6,469

Total expenses	182,207
Less: advisory fee waiver and/or expense reimbursement	(22,112)

Net expenses	160,095

NET INVESTMENT INCOME (LOSS)	121,989

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	328,339
Futures transactions	(507,320)
Forward rate agreement transactions	(1,080)
Swap agreement transactions	408,776
Options written transactions	(17,206)

211,509

Net change in unrealized appreciation (depreciation) on:
Investments	573,452
Futures	(262,600)
Swap agreements	(491,855)
Options written	(6,374)

(187,377)

NET GAIN (LOSS) ON INVESTMENTS	24,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,121

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$121,989	$160,019
Net realized gain (loss) on investment transactions	211,509	(57,364)
Net change in unrealized appreciation (depreciation) on investments	(187,377)	(275,125)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,121	(172,470)

FUND SHARE TRANSACTIONS:
Fund share sold [853,186 and 3,965,679 shares, respectively]	7,415,361	34,602,915
Fund share repurchased [2,969,818 and 689,327 shares, respectively]	(25,859,943)	(6,007,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,444,582)	28,595,245

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,298,461)	28,422,775
NET ASSETS:
Beginning of period	38,069,414	9,646,639

End of period	$19,770,953	$38,069,414

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 90.1% ASSET-BACKED SECURITIES — 12.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.6%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776%	(c)	08/14/24	400	$400,695
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	500	489,158

					889,853

Non-Residential Mortgage-Backed Securities — 12.0%
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	34	34,276
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	1,000	1,001,367
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.682%	(c)	05/15/20	1,000	1,000,500
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	26	25,841
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%	(c)	04/08/19	272	272,634
BA Credit Card Trust, Series 2007-A1, Class A1	5.170%		06/15/19	1,000	1,023,178
BA Credit Card Trust, Series 2014-A2, Class A	0.712%	(c)	09/16/19	1,000	1,000,950
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.722%	(c)	06/15/18	573	573,103
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.892%	(c)	11/15/18	1,820	1,822,118
Chase Issuance Trust, Series 2007-B1, Class B1	0.692%	(c)	04/15/19	450	448,826
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	700	698,211
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,202
Chase Issuance Trust, Series 2014-A8, Class A8	0.692%	(c)	11/15/18	500	500,172
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500	1,585,779
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,500,430
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	118	117,942
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	400,029
Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2	0.912%	(c)	09/15/18	1,200	1,200,128
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	53	52,731
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	397	396,470
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	297	297,183
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.692%	(c)	04/17/17	106	106,324
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	1,616	1,617,124

					16,276,518

TOTAL ASSET-BACKED SECURITIES (cost $17,173,724)					17,166,371

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.7%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(c)	04/10/49	513	523,236

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,255	$1,273,524
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	700	712,025
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	351	365,088
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462%		10/15/49	300	302,046
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1A	5.901%	(c)	12/10/49	177	182,870
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A1	0.754%		04/10/46	351	350,679
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%		05/10/47	160	159,782
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A1	1.330%		02/10/47	666	667,497
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	360	364,249
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	292	293,898
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,751,440
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	735	734,677
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	511	512,274
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.184%	(c)	04/17/45	273	272,140
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	947	964,015
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	130	134,056
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	85	84,898
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A1	1.313%		10/15/46	573	574,575
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	130	129,904
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,464,912
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.467%	(c)	10/15/44	42	42,361
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	544	548,968
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	365	366,735
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889%	(c)	06/15/49	1,109	1,139,933

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,039,364)					15,915,782

CORPORATE BONDS — 13.3%
Banks — 5.4%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,371,956
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	389,599
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	325	359,237
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,294,173

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	350	$394,969
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	425	472,736
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	350	385,047
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	75	81,846
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	6.300%	04/23/19	400	449,646
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	850	945,380
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	1,175	1,249,119

				7,393,708

Computers — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,320	1,323,249
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	370	374,795
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	70	71,684

				1,769,728

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	309,518

Engineering & Construction — 0.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	446,887

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	120,274

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	235,461
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,957

				326,418

Healthcare – Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	300,488
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	316,139

				616,627

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	405,210
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	405,946

				811,156

Machinery – Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	150,091
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	386,894

				536,985

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	75	85,046

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Miscellaneous Manufacturing (continued)
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	30	$34,355

					119,401

Oil & Gas — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%		05/05/17	770	774,354
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	200	216,271

					990,625

Pharmaceuticals — 0.4%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%		05/08/17	560	562,841

Pipelines — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	140,636

Retail — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	425	481,687

Telecommunications — 2.2%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	570	571,672
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	600	646,396
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	1,345	1,391,893
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	350	377,143

					2,987,104

Transportation — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	350	393,323

TOTAL CORPORATE BONDS (cost $17,276,291)					18,006,918

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal National Mortgage Assoc.	1.500%		11/30/20	1,220	1,240,695
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,161,719
Federal National Mortgage Assoc. Interest Strips	5.122%	(s)	11/15/21	820	756,979
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	975	1,232,801
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.859%	(s)	10/15/19	4,387	4,246,291

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,107,921)					10,638,485

U.S. TREASURY OBLIGATIONS — 44.7%
U.S. Treasury Bonds	2.500%		02/15/45	445	463,304
U.S. Treasury Bonds	2.500%		02/15/46	650	676,838
U.S. Treasury Bonds	2.500%		05/15/46	165	171,942
U.S. Treasury Bonds	2.750%		11/15/42	1,330	1,463,104
U.S. Treasury Bonds	3.000%		11/15/44	130	149,470
U.S. Treasury Bonds	3.000%		05/15/45	2,460	2,827,558
U.S. Treasury Bonds	3.000%		11/15/45	330	379,449
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,030	1,054,873

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	177	$190,744
U.S. Treasury Notes	0.625%	06/30/18	3,405	3,406,597
U.S. Treasury Notes	0.750%	06/30/17	5,185	5,196,951
U.S. Treasury Notes	0.875%	10/15/17	3,540	3,553,965
U.S. Treasury Notes	0.875%	06/15/19	660	663,274
U.S. Treasury Notes	1.125%	06/30/21	560	562,778
U.S. Treasury Notes	1.375%	04/30/20	1,610	1,640,313
U.S. Treasury Notes	1.375%	09/30/20	1,035	1,053,800
U.S. Treasury Notes	1.375%	06/30/23	290	291,495
U.S. Treasury Notes	1.500%	05/31/20	100	102,329
U.S. Treasury Notes	1.625%	04/30/19	4,690	4,809,815
U.S. Treasury Notes	1.625%	04/30/23	5,345	5,465,054
U.S. Treasury Notes	1.625%	05/15/26	2,390	2,419,223
U.S. Treasury Notes(k)	1.750%	02/28/22	950	981,840
U.S. Treasury Notes	1.750%	03/31/22	3,055	3,156,554
U.S. Treasury Notes	1.750%	05/15/23	2,970	3,063,858
U.S. Treasury Notes	1.875%	11/30/21	115	119,753
U.S. Treasury Notes	2.000%	10/31/21	765	801,248
U.S. Treasury Notes	2.000%	11/30/22	2,595	2,715,932
U.S. Treasury Notes	2.000%	08/15/25	870	909,524
U.S. Treasury Notes(hh)	2.125%	09/30/21	1,600	1,686,125
U.S. Treasury Notes(hh)	2.125%	12/31/21	2,150	2,266,655
U.S. Treasury Notes	2.125%	12/31/22	2,435	2,567,308
U.S. Treasury Notes	2.125%	05/15/25	1,395	1,473,523
U.S. Treasury Notes	2.375%	08/15/24	2,310	2,486,498
U.S. Treasury Notes	2.625%	11/15/20	1,960	2,099,956

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,257,410)				60,871,650

TOTAL LONG-TERM INVESTMENTS (cost $119,854,710)				122,599,206

			Shares
SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $15,756,442; includes $14,033 of cash collateral for securities on loan)(b)(w) (Note 4)			15,756,442	15,756,442

TOTAL INVESTMENTS — 101.7% (cost $135,611,152)				138,355,648
Liabilities in excess of other assets(z) — (1.7)%				(2,255,495)

NET ASSETS — 100.0%				$136,100,153

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,634; cash collateral of $14,033 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
156	2 Year U.S. Treasury Notes	Sep. 2016	$33,975,121	$34,215,188	$240,067

Short Positions:
180	5 Year U.S. Treasury Notes	Sep. 2016	21,643,899	21,989,531	(345,632)
26	10 Year U.S. Treasury Notes	Sep. 2016	3,445,303	3,457,594	(12,291)
23	20 Year U.S. Treasury Bonds	Sep. 2016	3,736,478	3,963,906	(227,428)
24	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	4,337,494	4,473,000	(135,506)

					(720,857)

					$(480,790)

Cash of $220,000 and a U.S. Treasury Obligation with a market value of $165,363 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
16,000	12/31/17	2.268%	3 Month LIBOR(1)	$2,361,950	$—	$2,361,950	Bank of America

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,180	03/06/17	1.123%	3 Month LIBOR(2)	$(19,676)	$(12,948)	$6,728
35,900	12/31/17	0.000%	3 Month LIBOR(1)	232	94,034	93,802
580	07/11/18	0.947%	3 Month LIBOR(2)	152	(2,430)	(2,582)
1,820	06/15/21	1.105%	3 Month LIBOR(2)	106	(10,845)	(10,951)
10,080	05/31/22	2.200%	3 Month LIBOR(2)	(9,731)	(664,682)	(654,951)
1,235	08/31/22	1.745%	3 Month LIBOR(2)	157	(49,489)	(49,646)
10,540	11/15/22	1.639%	3 Month LIBOR(2)	(118,594)	(351,393)	(232,799)
700	03/21/23	2.038%	3 Month LIBOR(2)	(25,604)	(41,461)	(15,857)
1,650	04/03/23	1.995%	3 Month LIBOR(2)	(55,562)	(93,142)	(37,580)
1,700	07/11/23	1.400%	3 Month LIBOR(1)	162	27,232	27,070
100	04/08/25	2.020%	3 Month LIBOR(2)	151	(5,898)	(6,049)
630	11/12/25	2.263%	3 Month LIBOR(2)	155	(52,746)	(52,901)
2,895	01/08/26	2.210%	3 Month LIBOR(2)	93	(229,147)	(229,240)

				$(227,959)	$(1,392,915)	$(1,164,956)

U.S. Treasury Obligations with a combined market value of $1,085,705 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$889,853	$—
Non-Residential Mortgage-Backed Securities	—	16,276,518	—
Commercial Mortgage-Backed Securities	—	15,915,782	—
Corporate Bonds	—	18,006,918	—
U.S. Government Agency Obligations	—	10,638,485	—
U.S. Treasury Obligations	—	60,871,650	—
Affiliated Mutual Fund	15,756,442	—	—
Other Financial Instruments*
Futures Contracts	(480,790)	—	—
OTC Interest Rate Swap Agreements	—	2,361,950	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,164,956)	—

Total	$15,275,652	$123,796,200	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	44.7%
Non-Residential Mortgage-Backed Securities	12.0
Commercial Mortgage-Backed Securities	11.7
Affiliated Mutual Fund (0.0% represents investments purchased with collateral from securities on loan)	11.6
U.S. Government Agency Obligations	7.8
Banks	5.4
Telecommunications	2.2
Computers	1.3
Oil & Gas	0.7
Collateralized Loan Obligations	0.7
Insurance	0.6
Healthcare – Services	0.5

Pharmaceuticals	0.4%
Machinery – Diversified	0.4
Retail	0.4
Engineering & Construction	0.3
Transportation	0.3
Food	0.2
Electric	0.2
Pipelines	0.1
Environmental Control	0.1
Miscellaneous Manufacturing	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$240,067	*	Due from/to broker —variation margin futures	$720,857	*
Interest rate contracts	Due from/to broker — variation margin swaps	127,600	*	Due from/to broker — variation margin swaps	1,292,556	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,361,950		—	—

Total		$2,729,617			$2,013,413

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$(75,475)	$(51,010)	$(803,128)	$3,569,149	$(3,348)	$2,636,188

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$35,387	$(20,861)	$(496,432)	$(4,467,289)	$(4,949,195)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$17,160	$38,647	$38,909,744	$32,266,367	$135,403

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$2,361,950	$—	$(2,354,125)	$7,825

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2017 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $13,634:
Unaffiliated investments (cost $119,854,710)	$122,599,206
Affiliated investments (cost $15,756,442)	15,756,442
Unrealized appreciation on OTC swap agreements	2,361,950
Receivable for investments sold	1,572,240
Dividends and interest receivable	467,513
Deposit with broker for futures	220,000
Due from broker-variation margin futures	44,558
Due from broker-variation margin swaps	15,248
Prepaid expenses	129

Total Assets	143,037,286

LIABILITIES:
Payable for investments purchased	6,333,958
Payable for fund share repurchased	477,000
Accrued expenses and other liabilities	56,577
Advisory fees payable	51,547
Payable to broker for collateral for securities on loan	14,033
Distribution fee payable	3,676
Affiliated transfer agent fee payable	342

Total Liabilities	6,937,133

NET ASSETS	$136,100,153

Net assets were comprised of:
Paid-in capital	$91,504,222
Retained earnings	44,595,931

Net assets, June 30, 2016	$136,100,153

Net asset value and redemption price per share, $136,100,153 / 11,110,330 outstanding shares of beneficial interest	$12.25

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$1,113,000
Affiliated dividend income	36,199
Affiliated income from securities lending, net	6,253

1,155,452

EXPENSES
Advisory fees	305,534
Distribution fee	163,137
Custodian and accounting fees	32,000
Audit fee	26,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Miscellaneous	5,216

Total expenses	549,887

NET INVESTMENT INCOME (LOSS)	605,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	615,097
Futures transactions	(803,128)
Forward rate agreement transactions	(3,348)
Swap agreement transactions	3,569,149
Options written transactions	(51,010)

3,326,760

Net change in unrealized appreciation (depreciation) on:
Investments	2,755,954
Futures	(496,432)
Swap agreements	(4,467,289)
Options written	(20,861)

(2,228,628)

NET GAIN (LOSS) ON INVESTMENTS	1,098,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,703,697

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$605,565	$861,123
Net realized gain (loss) on investment transactions	3,326,760	1,800,136
Net change in unrealized appreciation (depreciation) on investments	(2,228,628)	(2,512,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,703,697	148,927

FUND SHARE TRANSACTIONS:
Fund share sold [3,426,504 and 3,468,272 shares, respectively]	41,666,502	42,201,009
Fund share repurchased [1,817,766 and 3,178,977 shares, respectively]	(22,125,691)	(38,683,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	19,540,811	3,517,507

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,244,508	3,666,434
NET ASSETS:
Beginning of period	114,855,645	111,189,211

End of period	$136,100,153	$114,855,645

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.3% ASSET-BACKED SECURITIES — 13.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.7%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776%	(c)	08/14/24	400	$400,695
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	500	489,158

					889,853

Non-Residential Mortgage-Backed Securities — 12.9%
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	55	54,842
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	1,000	1,001,367
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	1,004,063
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.682%	(c)	05/15/20	1,000	1,000,500
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	43	43,068
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	400	400,530
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	400	400,523
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	700	701,042
BA Credit Card Trust, Series 2015-A1, Class A	0.772%	(c)	06/15/20	600	600,693
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.722%	(c)	06/15/18	590	589,819
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	1,900	1,895,143
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,503,004
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.713%	(c)	12/17/18	1,700	1,699,295
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	39	39,314
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	195	194,373
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	364	364,935
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	400,029
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	500,321
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.898%	(c)	10/20/19	900	898,745
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	332	332,320
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	416	416,056
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.692%	(c)	04/17/17	159	159,487
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	951	951,249
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(c)	12/17/18	157	157,500
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	204	203,771
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	503,141

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	700	$691,414

					16,706,544

TOTAL ASSET-BACKED SECURITIES (cost $17,484,767)					17,596,397

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,369	1,389,298
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	924	935,049
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,668,587
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,200	1,268,984
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	533	532,975
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	768	796,382
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	699	701,006
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,057,903
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	982	985,762
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	500	515,599
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	169	169,797
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,271,047
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	255	254,154
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	680	686,211
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	498	500,092
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	1,155	1,166,160
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889%	(c)	06/15/49	970	997,442
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	1,026,217

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,898,610)					19,922,665

CORPORATE BONDS — 19.6%
Banks — 8.1%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,750	1,839,787
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	300	333,941
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	280	309,496
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,916,179
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	338,545
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	625	695,199

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	300	$330,040
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	850	955,498
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	1,175	1,306,849
PNC Bank NA, Sub. Notes(a)	2.950%	01/30/23	610	621,154
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	1,750	1,872,904

				10,519,592

Computers — 1.9%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%	05/03/18	1,910	1,914,701
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	440	445,702
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	80	81,925

				2,442,328

Diversified Financial Services — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	65	73,707
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	34,355

				108,062

Electric — 0.4%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	137,628
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	425,588

				563,216

Engineering & Construction — 0.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	637,693

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	170,388

Food — 0.2%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	235,461

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	200,416

Healthcare – Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%	06/07/19	300	303,897
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	163,902
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	434,691

				902,490

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	586,488
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	916,278

				1,502,766

Machinery – Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	198,334

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Machinery – Diversified (continued)
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%		07/12/21	300	$331,623

					529,957

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	480	490,718

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	6.750%		02/01/17	240	246,441

Oil & Gas — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%		05/05/17	1,345	1,352,607

Pharmaceuticals — 0.6%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%		05/08/17	805	809,084

Retail — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%		02/01/19	415	448,866
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	400	453,352

					902,218

Telecommunications — 2.6%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	820	822,406
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	1,070	1,152,740
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	1,030	1,065,911
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	300	323,265

					3,364,322

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	450	505,701

TOTAL CORPORATE BONDS (cost $24,467,421)					25,483,460

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	1,008	1,011,844
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	160	176,193

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,165,154)					1,188,037

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal National Mortgage Assoc.	1.500%		11/30/20	1,475	1,500,020
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,161,719
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	500	484,924
Government National Mortgage Assoc.	4.000%		02/15/39	15	16,397
Government National Mortgage Assoc.	4.000%		12/15/40	132	144,259
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	335	365,250
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,335	1,687,989
Residual Funding Corp. Strips Principal, Sr. Unsec’d Notes, PO	1.562%	(s)	10/15/19	3,951	3,824,276

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	2.308%	(s)	07/15/20	1,863	$1,778,546

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,664,035)					12,963,380

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bonds	2.500%		02/15/45	510	530,978
U.S. Treasury Bonds	2.500%		02/15/46	705	734,109
U.S. Treasury Bonds	2.500%		05/15/46	165	171,942
U.S. Treasury Bonds	2.750%		11/15/42	235	258,518
U.S. Treasury Bonds	3.000%		11/15/44	205	235,702
U.S. Treasury Bonds	3.000%		05/15/45	945	1,086,196
U.S. Treasury Bonds	3.000%		11/15/45	365	419,693
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,014	1,039,360
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	172	185,295
U.S. Treasury Notes	0.625%		06/30/18	175	175,082
U.S. Treasury Notes	0.750%		06/30/17	185	185,426
U.S. Treasury Notes	1.125%		06/30/21	560	562,778
U.S. Treasury Notes	1.375%		04/30/20	1,940	1,976,526
U.S. Treasury Notes	1.375%		09/30/20	1,245	1,267,614
U.S. Treasury Notes	1.375%		04/30/21	7,430	7,558,286
U.S. Treasury Notes	1.375%		06/30/23	285	286,469
U.S. Treasury Notes	1.625%		04/30/23	4,350	4,447,705
U.S. Treasury Notes	1.750%		02/28/22	210	217,038
U.S. Treasury Notes	1.750%		03/31/22	2,975	3,073,895
U.S. Treasury Notes	2.000%		11/30/22	2,870	3,003,748
U.S. Treasury Notes(hh)	2.000%		08/15/25	1,080	1,129,064
U.S. Treasury Notes	2.125%		09/30/21	850	895,754
U.S. Treasury Notes(hh)	2.125%		12/31/21	2,045	2,155,958
U.S. Treasury Notes	2.125%		12/31/22	3,595	3,790,338
U.S. Treasury Notes	2.125%		05/15/25	1,880	1,985,823
U.S. Treasury Notes	2.625%		11/15/20	3,585	3,840,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,034,717)					41,214,288

TOTAL LONG-TERM INVESTMENTS (cost $115,714,704)					118,368,227

				Shares
SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $6,655,617; includes $1,040,054 of cash collateral for securities on loan)(b)(w) (Note 4)				6,655,617	6,655,617

TOTAL INVESTMENTS — 96.4% (cost $122,370,321)					125,023,844
Other assets in excess of liabilities(z) — 3.6%					4,666,906

NET ASSETS — 100.0%					$129,690,750

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,012,784; cash collateral of $1,040,054 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
6	10 Year U.S. Treasury Notes	Sep. 2016	$796,791	$797,906	$1,115
9	20 Year U.S. Treasury Bonds	Sep. 2016	1,565,865	1,677,375	111,510

					112,625

Short Positions:
46	2 Year U.S. Treasury Notes	Sep. 2016	10,031,497	10,089,094	(57,597)
38	5 Year U.S. Treasury Notes	Sep. 2016	4,594,382	4,642,234	(47,852)
53	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	8,609,844	9,134,219	(524,375)

					(629,824)

					$(517,199)

Cash of $320,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808%	3 Month LIBOR(1)	$8,651,087	$—	$8,651,087	JPMorgan Chase

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
9,150	09/06/16	1.170%	3 Month LIBOR(1)	$—	$7,722	$7,722
870	07/11/18	0.947%	3 Month LIBOR(2)	153	(3,645)	(3,798)
31,800	10/03/18	1.745%	3 Month LIBOR(1)	—	701,779	701,779
8,480	12/31/18	0.000%	3 Month LIBOR(1)	169	45,147	44,978
5,020	07/11/19	1.045%	3 Month LIBOR(2)	171	(34,049)	(34,220)
4,200	06/03/21	2.105%	3 Month LIBOR(2)	175	(225,586)	(225,761)
1,820	06/15/21	1.105%	3 Month LIBOR(2)	106	(10,845)	(10,951)
1,575	10/06/21	2.060%	3 Month LIBOR(2)	—	(84,153)	(84,153)
13,895	05/31/22	2.200%	3 Month LIBOR(2)	(15,812)	(916,246)	(900,434)
2,280	05/31/22	2.217%	3 Month LIBOR(2)	162	(152,579)	(152,741)
2,960	07/11/23	1.400%	3 Month LIBOR(1)	171	47,416	47,245
4,150	09/23/23	2.855%	3 Month LIBOR(2)	183	(482,830)	(483,013)
780	11/12/25	2.263%	3 Month LIBOR(2)	156	(65,305)	(65,461)
3,595	01/08/26	2.210%	3 Month LIBOR(2)	99	(284,553)	(284,652)

				$(14,267)	$(1,457,727)	$(1,443,460)

U.S. Treasury Obligations with a combined market value of $1,130,388 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$889,853	$—
Non-Residential Mortgage-Backed Securities	—	16,706,544	—
Commercial Mortgage-Backed Securities	—	19,922,665	—
Corporate Bonds	—	25,483,460	—
Non-Corporate Foreign Agencies	—	1,188,037	—
U.S. Government Agency Obligations	—	12,963,380	—
U.S. Treasury Obligations	—	41,214,288	—
Affiliated Mutual Fund	6,655,617	—	—
Other Financial Instruments*
Futures Contracts	(517,199)	—	—
OTC Interest Rate Swap Agreements	—	8,651,087	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,443,460)	—

Total	$6,138,418	$125,575,854	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	31.8%
Commercial Mortgage-Backed Securities	15.4
Non-Residential Mortgage-Backed Securities	12.9
U.S. Government Agency Obligations	10.0
Banks	8.1
Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	5.1
Telecommunications	2.6
Computers	1.9
Insurance	1.2
Oil & Gas	1.0
Non-Corporate Foreign Agencies	0.9
Healthcare – Services	0.7
Retail	0.7
Collateralized Loan Obligations	0.7

Pharmaceuticals	0.6%
Engineering & Construction	0.5
Electric	0.4
Machinery – Diversified	0.4
Transportation	0.4
Media	0.4
Office/Business Equipment	0.2
Food	0.2
Gas	0.1
Environmental Control	0.1
Diversified Financial Services	0.1

96.4
Other assets in excess of liabilities	3.6

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$112,625	*	Due from/to broker — variation margin futures	$629,824	*
Interest rate contracts	Due from/to broker — variation margin swaps	801,724	*	Due from/to broker — variation margin swaps	2,245,184	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,651,087		—	—

Total		$9,565,436			$2,875,008

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$(93,333)	$(60,074)	$45,910	$(519,395)	$(3,888)	$(630,780)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$45,584	$(26,954)	$(582,523)	$425,925	$(137,968)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$22,191	$47,293	$13,220,899	$21,183,820	$233,825

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
JPMorgan Chase	$8,651,087	$—	$(8,651,087)	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $1,012,784:
Unaffiliated investments (cost $115,714,704)	$118,368,227
Affiliated investments (cost $6,655,617)	6,655,617
Unrealized appreciation on OTC swap agreements	8,651,087
Receivable for investments sold	1,572,240
Dividends and interest receivable	519,104
Deposit with broker for futures	320,000
Due from broker-variation margin swaps	19,573
Due from broker-variation margin futures	16,885
Prepaid expenses	167

Total Assets	136,122,900

LIABILITIES:
Payable for investments purchased	4,724,805
Payable to broker for collateral for securities on loan	1,040,054
Payable for fund share repurchased	557,534
Accrued expenses and other liabilities	54,450
Advisory fees payable	51,394
Distribution fee payable	3,571
Affiliated transfer agent fee payable	342

Total Liabilities	6,432,150

NET ASSETS	$129,690,750

Net assets were comprised of:
Paid-in capital	$51,307,621
Retained earnings	78,383,129

Net assets, June 30, 2016	$129,690,750

Net asset value and redemption price per share, $129,690,750 / 10,170,608 outstanding shares of beneficial interest	$12.75

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$1,036,470
Affiliated dividend income	12,325
Affiliated income from securities lending, net	7,977

1,056,772

EXPENSES
Advisory fees	323,457
Distribution fee	172,714
Custodian and accounting fees	30,000
Audit fee	26,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	1,000
Miscellaneous	3,490

Total expenses	575,661

NET INVESTMENT INCOME (LOSS)	481,111

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	690,788
Futures transactions	45,910
Forward rate agreement transactions	(3,888)
Swap agreement transactions	(519,395)
Options written transactions	(60,074)

153,341

Net change in unrealized appreciation (depreciation) on:
Investments	2,943,066
Futures	(582,523)
Swap agreements	425,925
Options written	(26,954)

2,759,514

NET GAIN (LOSS) ON INVESTMENTS	2,912,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,393,966

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$481,111	$1,150,379
Net realized gain (loss) on investment transactions	153,341	3,957,472
Net change in unrealized appreciation (depreciation) on investments	2,759,514	(3,598,083)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,393,966	1,509,768

FUND SHARE TRANSACTIONS:
Fund share sold [484,713 and 2,023,176 shares, respectively]	6,080,398	25,297,977
Fund share repurchased [1,660,494 and 4,269,680 shares, respectively]	(20,980,253)	(53,361,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(14,899,855)	(28,063,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,505,889)	(26,554,224)
NET ASSETS:
Beginning of period	141,196,639	167,750,863

End of period	$129,690,750	$141,196,639

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 72.7% ASSET-BACKED SECURITIES — 14.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	21	$20,566
American Express Credit Account Master Trust, Series 2013-2, Class B	1.142%	(c)	05/17/21	200	199,674
American Express Credit Account Master Trust, Series 2014-1, Class A	0.812%	(c)	12/15/21	500	500,000
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	17	17,227
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	200	200,265
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	300	300,392
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	502,518
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	200,492
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	300	300,447
BA Credit Card Trust, Series 2015-A1, Class A	0.772%	(c)	06/15/20	200	200,231
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	337	336,425
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	900	897,699
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,202
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.713%	(c)	12/17/18	1,000	999,585
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	500,144
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	19	18,501
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	83	83,303
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	182	182,468
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	200	199,965
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	300,022
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.898%	(c)	10/20/19	400	399,442
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.942%	(c)	05/15/20	200	198,695
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%		07/25/20	300	302,272
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	142	142,423
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	178	178,310
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	475	475,625
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.140%	(c)	12/17/18	105	105,000
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	136	135,847
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	201,256

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	300	$296,320

TOTAL ASSET-BACKED SECURITIES (cost $8,908,358)					8,996,316

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	685	694,648
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	436	453,483
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	700	708,263
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	908,279
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,630,483
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	600	634,492
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	384	398,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	156,704
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	448	449,363
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	153	157,872
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	500	528,952
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	529	530,795
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	923,298
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	675	678,753
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	640,774
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,001,804
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	500	503,171
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	340	343,105
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	86	86,683
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.147%	(c)	02/15/51	355	362,160

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,964,253)					11,791,273

CORPORATE BONDS — 16.7%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	150	184,924

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	242,952

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Manufacturers (continued)
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	150	$150,418

				393,370

Banks — 6.5%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	250	255,817
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	325	376,291
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	331,603
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	742,394
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	348,288
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	35	38,931
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	210,230
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	287,492
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	196,720
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	150	158,876
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	205	234,084
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	254,571
Wachovia Corp., Gtd. Notes, MTN	5.750%	02/01/18	675	722,406

				4,157,703

Biotechnology — 0.2%
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	100	104,216

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	45,835
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	259,604
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	378,834

				684,273

Computers — 1.6%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	760	761,869
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	220	222,851
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	40	40,962

				1,025,682

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	110,102

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	1.800%	06/15/19	80	80,513

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	147,365

Healthcare – Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%	06/07/19	225	227,922
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,624

				298,546

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	234,033

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	60	$63,980
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	190	220,371
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	200	202,609

					720,993

Machinery – Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	60	65,419

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	130	132,903

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	150	171,828

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	100	101,117

Office/Business Equipment — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	6.750%		02/01/17	180	184,830

Oil & Gas — 0.6%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	350	378,474

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	250	270,548

Retail — 1.2%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	420	431,331
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%		02/01/19	305	329,889

					761,220

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	110	118,506
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	515	532,955

					651,461

TOTAL CORPORATE BONDS (cost $10,292,389)					10,625,487

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	402	403,533
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	100	110,120

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $500,796)					513,653

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal National Mortgage Assoc.	1.500%		11/30/20	735	747,468
Federal National Mortgage Assoc.	3.500%		TBA	1,500	1,580,859
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	705	683,742

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,445	$1,827,074
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	09/15/24	1,190	1,291,142

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,909,366)				6,130,285

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds	2.500%	02/15/45	260	270,695
U.S. Treasury Bonds	2.500%	02/15/46	355	369,658
U.S. Treasury Bonds	2.500%	05/15/46	85	88,576
U.S. Treasury Bonds	2.750%	11/15/42	365	401,528
U.S. Treasury Bonds	3.000%	11/15/44	100	114,977
U.S. Treasury Bonds	3.000%	05/15/45	1,335	1,534,468
U.S. Treasury Bonds	3.000%	11/15/45	180	206,972
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	500	511,924
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	86	92,647
U.S. Treasury Notes	0.875%	10/15/17	10	10,039
U.S. Treasury Notes	1.375%	06/30/23	140	140,722
U.S. Treasury Notes(hh)	1.625%	04/30/23	1,615	1,651,275
U.S. Treasury Notes	1.750%	02/28/22	170	175,698
U.S. Treasury Notes	1.750%	03/31/22	420	433,962
U.S. Treasury Notes	2.000%	11/30/22	335	350,612
U.S. Treasury Notes	2.125%	12/31/22	980	1,033,249
U.S. Treasury Notes	2.125%	05/15/25	455	480,612
U.S. Treasury Notes	2.625%	11/15/20	400	428,562

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,917,902)				8,296,176

TOTAL LONG-TERM INVESTMENTS (cost $45,493,064)				46,353,190

			Shares
SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $411,442)(w) (Note 4)			411,442	411,442

TOTAL INVESTMENTS — 73.3% (cost $45,904,506)				46,764,632
Other assets in excess of liabilities(z) — 26.7%				17,037,990

NET ASSETS — 100.0%				$63,802,622

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Sep. 2016	$657,567	$657,984	$417
53	10 Year U.S. Treasury Notes	Sep. 2016	6,899,119	7,048,172	149,053

					149,470

Short Positions:
14	5 Year U.S. Treasury Notes	Sep. 2016	1,698,698	1,710,297	(11,599)
11	20 Year U.S. Treasury Bonds	Sep. 2016	1,787,131	1,895,781	(108,650)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	1,641,564	1,677,375	(35,811)

					(156,060)

					$(6,590)

Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
1,500	08/22/18	1.665%	3 Month LIBOR(2)	$(37,305)	$—	$(37,305)	JPMorgan Chase
79,000	12/31/19	1.891%	3 Month LIBOR(1)	9,326,657	—	9,326,657	Bank of America
10,965	12/31/19	3.538%	3 Month LIBOR(1)	3,476,887	—	3,476,887	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(1)	5,310,311	—	5,310,311	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR(2)	(84,997)	—	(84,997)	Bank of America
1,900	04/16/20	1.359%	3 Month LIBOR(2)	(37,178)	—	(37,178)	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR(2)	(17,146)	—	(17,146)	JPMorgan Chase

				$17,937,229	$—	$17,937,229

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,100	12/11/17	0.734%	3 Month LIBOR(2)	$1,905	$(1,100)	$(3,005)
3,500	01/15/18	0.915%	3 Month LIBOR(2)	(6,912)	(11,376)	(4,464)
340	07/11/18	0.947%	3 Month LIBOR(2)	151	(1,425)	(1,576)
1,950	09/18/18	1.724%	3 Month LIBOR(2)	159	(41,442)	(41,601)
20,300	06/03/19	3.500%	3 Month LIBOR(2)	(1,545,066)	(1,585,788)	(40,722)
6,200	10/16/19	1.834%	3 Month LIBOR(2)	178	(199,769)	(199,947)
13,905	12/31/19	3.018%	3 Month LIBOR(2)	—	(3,334,445)	(3,334,445)
7,700	07/02/20	2.143%	3 Month LIBOR(2)	—	(375,855)	(375,855)
1,565	09/15/20	1.583%	3 Month LIBOR(2)	—	(42,462)	(42,462)
460	10/01/20	2.523%	3 Month LIBOR(2)	—	(30,707)	(30,707)
3,850	10/22/20	2.113%	3 Month LIBOR(2)	173	(192,305)	(192,478)
930	06/15/21	1.105%	3 Month LIBOR(2)	117	(5,541)	(5,658)
13,500	01/13/22	1.690%	3 Month LIBOR(2)	(325,776)	(484,181)	(158,405)
4,800	01/13/22	0.010%	3 Month LIBOR(1)	(323,578)	(266,907)	56,671
8,800	04/08/22	0.750%	3 Month LIBOR(1)	(319,802)	(150,321)	169,481
6,785	05/31/22	2.200%	3 Month LIBOR(2)	(6,374)	(447,408)	(441,034)
8,250	09/23/23	2.855%	3 Month LIBOR(2)	216	(959,842)	(960,058)
380	11/12/25	2.263%	3 Month LIBOR(2)	152	(31,815)	(31,967)
1,745	01/08/26	2.210%	3 Month LIBOR(2)	84	(138,121)	(138,205)

				$(2,524,373)	$(8,300,810)	$(5,776,437)

Cash of $1,120,000 and a U.S. Treasury Obligation with a market value of $204,492 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$8,996,316	$—
Commercial Mortgage-Backed Securities	—	11,791,273	—
Corporate Bonds	—	10,625,487	—
Non-Corporate Foreign Agencies	—	513,653	—
U.S. Government Agency Obligations	—	6,130,285	—
U.S. Treasury Obligations	—	8,296,176	—
Affiliated Mutual Fund	411,442	—	—
Other Financial Instruments*
Futures Contracts	(6,590)	—	—
OTC Interest Rate Swap Agreements	—	17,937,229	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,776,437)	—

Total	$404,852	$58,513,982	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Commercial Mortgage-Backed Securities	18.5%
Non-Residential Mortgage-Backed Securities	14.1
U.S. Treasury Obligations	13.0
U.S. Government Agency Obligations	9.6
Banks	6.5
Computers	1.6
Retail	1.2
Insurance	1.1
Chemicals	1.1
Telecommunications	1.0
Non-Corporate Foreign Agencies	0.8
Affiliated Mutual Fund	0.6
Auto Manufacturers	0.6
Oil & Gas	0.6
Healthcare – Services	0.5

Pipelines	0.4%
Agriculture	0.3
Office/Business Equipment	0.3
Miscellaneous Manufacturing	0.3
Gas	0.2
Media	0.2
Electric	0.2
Biotechnology	0.2
Multi-National	0.2
Electronics	0.1
Machinery – Diversified	0.1

73.3
Other assets in excess of liabilities	26.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$149,470	*	Due from/to broker — variation margin futures	$156,060	*
Interest rate contracts	Due from/to broker — variation margin swaps	226,152	*	Due from/to broker — variation margin swaps	6,002,589	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	18,113,855		Unrealized depreciation on OTC swap agreements	176,626

Total		$18,489,477			$6,335,275

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(45,232)	$(30,932)	$(43,596)	$(1,944)	$(2,368,218)	$(2,489,922)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$21,687	$(12,816)	$(21,145)	$3,094,878	$3,082,604

*	Included in net change unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$10,550	$22,730	$12,026,143	$6,457,767	$230,881

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$9,326,657	$(84,997)	$(9,241,660)	$—
JPMorgan Chase	8,787,198	(91,629)	(8,695,569)	—

	$18,113,855

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(84,997)	$84,997	$—	$—
JPMorgan Chase	(91,629)	91,629	—	—

	$(176,626)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $45,493,064)	$46,353,190
Affiliated investments (cost $411,442)	411,442
Unrealized appreciation on OTC swap agreements	18,113,855
Deposit with Broker for futures and centrally cleared swaps	1,340,000
Receivable for investments sold	524,080
Dividends and interest receivable	235,718
Due from broker-variation margin futures	9,704
Prepaid expenses	100

Total Assets	66,988,089

LIABILITIES:
Payable for investments purchased	2,099,913
Payable for fund share repurchased	820,889
Unrealized depreciation on OTC swap agreements	176,626
Accrued expenses and other liabilities	55,189
Advisory fees payable	25,674
Due to broker-variation margin swaps	5,071
Distribution fee payable	1,763
Affiliated transfer agent fee payable	342

Total Liabilities	3,185,467

NET ASSETS	$63,802,622

Net assets were comprised of:
Paid-in capital	$53,869,450
Retained earnings	9,933,172

Net assets, June 30, 2016	$63,802,622

Net asset value and redemption price per share, $63,802,622 / 5,937,209 outstanding shares of beneficial interest	$10.75

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$502,432
Affiliated dividend income	2,860

505,292

EXPENSES
Advisory fees	161,305
Distribution fee	86,134
Custodian and accounting fees	31,000
Audit fee	26,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	178
Miscellaneous	3,691

Total expenses	326,308
Less: advisory fee waiver and/or expense reimbursement	(5,723)

Net expenses	320,585

NET INVESTMENT INCOME (LOSS)	184,707

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	472,533
Futures transactions	(43,596)
Forward rate agreement transactions	(1,944)
Swap agreement transactions	(2,368,218)
Options written transactions	(30,932)

(1,972,157)

Net change in unrealized appreciation (depreciation) on:
Investments	1,160,090
Futures	(21,145)
Swap agreements	3,094,878
Options written	(12,816)

4,221,007

NET GAIN (LOSS) ON INVESTMENTS	2,248,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,433,557

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$184,707	$178,027
Net realized gain (loss) on investment transactions	(1,972,157)	202,977
Net change in unrealized appreciation (depreciation) on investments	4,221,007	492,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,433,557	873,687

FUND SHARE TRANSACTIONS:
Fund share sold [648,127 and 2,213,100 shares, respectively]	6,806,123	23,045,413
Fund share repurchased [1,396,442 and 2,764,947 shares, respectively]	(14,806,608)	(28,856,623)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,000,485)	(5,811,210)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,566,928)	(4,937,523)
NET ASSETS:
Beginning of period	69,369,550	74,307,073

End of period	$63,802,622	$69,369,550

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 100.1% ASSET-BACKED SECURITIES — 18.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 1.0%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776%	(c)	08/14/24	400	$400,695
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(c)	01/17/26	385	381,435
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	500	489,158

					1,271,288

Non-Residential Mortgage-Backed Securities — 17.5%
Ally Auto Receivables, Series 2014-3, Class A2	0.810%		09/15/17	55	54,842
Ally Master Owner Trust, Series 2014-4, Class A1	0.842%	(c)	06/17/19	700	698,376
Ally Master Owner Trust, Series 2014-5, Class A1	0.932%	(c)	10/15/19	600	597,578
American Express Credit Account Master Trust, Series 2013-1, Class A	0.862%	(c)	02/16/21	1,800	1,804,128
American Express Credit Account Master Trust, Series 2014-1, Class A	0.812%	(c)	12/15/21	1,000	1,000,000
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	60	60,295
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	400	400,530
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	400	400,523
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	800	801,968
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	811,515
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	700	701,042
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	757	756,957
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	1,200	1,196,932
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,402,804
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.712%	(c)	12/17/18	600	599,751
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	528,593
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.872%	(c)	07/15/21	700	701,608
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	820,185
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	12	11,563
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	334	333,211
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	456	456,169
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	400	399,929
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	408,045
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	612,913
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	0.792%	(c)	08/15/19	1,000	995,806

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.042%	(c)	08/15/20	400	$399,881
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.898%	(c)	10/20/19	1,000	998,605
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.942%	(c)	05/15/20	400	397,389
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(c)	05/17/21	400	398,642
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A	2.020%		09/25/19	900	902,177
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	504,366
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	332	332,320
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.702%	(c)	08/16/21	400	397,958
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.203%	(c)	06/25/65	279	279,431
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.842%	(c)	01/15/20	700	698,845
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(c)	12/17/18	157	157,500
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	272	271,695
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	503,141
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	600	592,641

					23,389,854

TOTAL ASSET-BACKED SECURITIES (cost $24,605,870)					24,661,142

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.7%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,597	1,620,848
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,210,084
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	706,439
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	584	587,796
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,140,009
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,200	1,268,984
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	601	601,100
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	864	895,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	96,962
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	138	138,566
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	400	410,355
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,643,784

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7	6.184%	(c)	04/15/45	1,045	$1,043,826
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	1,000	1,000,478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	175,543
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,208	1,213,246
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	412,389
JPMorgan Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,057,903
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	500	514,713
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	675	678,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	169	169,797
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,399,381
Morgan Stanley Capital I Trust, Series 2005-MS1, Class A2	3.261%		05/15/48	700	762,466
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,187	2,195,427
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	300,541
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	1,100	1,106,976
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	133	133,358
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	96	96,439
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	200,764
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,242,645

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,921,619)					25,025,501

CORPORATE BONDS — 20.3%
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	238,535
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	330	330,919

					569,454

Banks — 9.6%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	510	521,867
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	650	731,276
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	1.969%	(c)	06/20/17	675	680,839
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	235,154
Bank of Nova Scotia (The) (Canada), Covered Bonds, 144A	2.150%		08/03/16	2,540	2,542,827
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	350	386,870
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	355	358,589
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	300,970

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	$323,248
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	980	1,090,073
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	550	600,205
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	278,211
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	1,425	1,453,209
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	125	142,518
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.125%		04/25/18	220	222,303
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	550	611,717
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	200	202,037
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	575	586,694
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	269,555
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	240	248,844
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	915	938,274
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	25	26,577
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	95	98,299

					12,850,156

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	185	206,990

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	170	186,672
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	245	255,328
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	250	282,275

					724,275

Chemicals — 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	536	585,809
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	190	203,429

					789,238

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%		05/03/18	430	431,058
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	530	536,869
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	100	102,406

					1,070,333

Diversified Financial Services — 0.7%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	412,029
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	482,320

					894,349

Electric — 0.2%
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	250	252,216

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	1.800%		06/15/19	165	166,058

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	$85,904

Healthcare – Services — 1.9%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%	06/07/19	325	329,222
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	372,136
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,373,609
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	431,114

				2,506,081

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	670,355
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	277,249
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	398,053
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	69,045
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	166,151

				1,580,853

Machinery – Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,258

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	112,456

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	130	131,452

Oil & Gas — 0.8%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	770,689
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	259,525

				1,030,214

Pharmaceuticals — 0.7%
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	479,509
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	403,992

				883,501

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	24,500
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	139,940
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	54,110

				218,550

Software — 0.3%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	480	481,763

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,933
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	735	760,625

				787,558

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Transportation — 1.3%
CSX Corp., Sr. Unsec’d. Notes	7.375%		02/01/19	1,000	$1,147,864
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%		04/01/19	600	664,409

					1,812,273

TOTAL CORPORATE BONDS (cost $26,477,343)					27,180,932

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.4%
Federal Home Loan Banks(hh)	1.000%		06/21/17	3,000	3,011,691
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	63,549
Federal National Mortgage Assoc.(hh)	0.875%		05/21/18	1,005	1,008,978
Federal National Mortgage Assoc.	1.125%		07/20/18	805	812,083
Federal National Mortgage Assoc.	1.500%		11/30/20	3,825	3,889,883
Federal National Mortgage Assoc.	1.625%		01/21/20	1,445	1,479,129
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,161,719
Federal National Mortgage Assoc.(k)	5.375%		06/12/17	740	772,882
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	1,640	1,626,500
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.722%	(s)	09/26/19	4,400	4,267,327
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	5,011	6,335,964
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	452	431,510
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,545	1,676,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,737,831)					28,537,529

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds	2.500%		02/15/45	600	624,680
U.S. Treasury Bonds	2.500%		02/15/46	440	458,167
U.S. Treasury Bonds	2.500%		05/15/46	175	182,362
U.S. Treasury Bonds	2.750%		11/15/42	1,385	1,523,608
U.S. Treasury Bonds	2.875%		05/15/43	520	584,736
U.S. Treasury Bonds	3.000%		11/15/44	250	287,442
U.S. Treasury Bonds	3.000%		05/15/45	3,450	3,965,478
U.S. Treasury Bonds	3.000%		11/15/45	135	155,229
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,055	1,080,728
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	177	190,744
U.S. Treasury Notes	0.625%		06/30/18	15	15,007
U.S. Treasury Notes	1.625%		04/30/23	3,825	3,910,913
U.S. Treasury Notes	1.750%		02/28/22	520	537,428
U.S. Treasury Notes	1.750%		03/31/22	3,295	3,404,532
U.S. Treasury Notes	2.000%		10/31/21	1,740	1,822,446
U.S. Treasury Notes	2.000%		11/30/22	2,740	2,867,689
U.S. Treasury Notes	2.125%		09/30/21	1,885	1,986,466
U.S. Treasury Notes(hh)	2.125%		12/31/21	2,125	2,240,298
U.S. Treasury Notes	2.125%		05/15/25	960	1,014,037
U.S. Treasury Notes	2.625%		11/15/20	1,280	1,371,400
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	30,635

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,807,260)					28,254,025

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

		Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $130,549,923)		$133,659,129

	Shares
SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,799,774; includes $294,926 of cash collateral for securities on loan)(b)(w) (Note 4)	4,799,774	4,799,774

TOTAL INVESTMENTS — 103.7% (cost $135,349,697)		138,458,903
Liabilities in excess of other assets(z) — (3.7)%		(4,905,629)

NET ASSETS — 100.0%		$133,553,274

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,914; cash collateral of $294,926 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
2	10 Year U.S. Treasury Notes	Sep. 2016	$266,191	$265,969	$(222)

Short Positions:
26	2 Year U.S. Treasury Notes	Sep. 2016	5,676,510	5,702,531	(26,021)
148	5 Year U.S. Treasury Notes	Sep. 2016	17,861,720	18,080,281	(218,561)
19	20 Year U.S. Treasury Bonds	Sep. 2016	3,439,776	3,541,125	(101,349)
31	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	5,036,043	5,342,656	(306,613)

					(652,544)

					$(652,766)

A U.S. Government Agency Obligation with a market value of $438,663 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
5,900	12/31/20	2.744%	3 Month LIBOR(1)	$1,497,636	$—	$1,497,636	Bank of America

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
1,556	06/10/18	1.205%	3 Month LIBOR(2)	$—	$(14,052)	$(14,052)
90	07/11/18	0.947%	3 Month LIBOR(2)	150	(377)	(527)
3,167	08/02/18	1.614%	3 Month LIBOR(2)	(64,080)	(57,545)	6,535
200	08/16/18	1.641%	3 Month LIBOR(2)	(3,857)	(3,811)	46
1,700	09/16/18	1.861%	3 Month LIBOR(2)	158	(41,193)	(41,351)
5,350	09/19/18	1.781%	3 Month LIBOR(2)	(110,648)	(121,841)	(11,193)
9,150	09/23/18	1.613%	3 Month LIBOR(2)	191	(173,218)	(173,409)
8,850	10/25/18	1.434%	3 Month LIBOR(2)	190	(135,974)	(136,164)
14,850	06/03/19	1.614%	3 Month LIBOR(2)	110	(343,121)	(343,231)
10,000	06/17/20	1.843%	3 Month LIBOR(1)	195	366,866	366,671
4,900	06/17/20	1.836%	3 Month LIBOR(1)	—	178,468	178,468
2,500	06/20/20	1.818%	3 Month LIBOR(1)	—	89,523	89,523
2,400	07/29/20	2.205%	3 Month LIBOR(1)	—	124,636	124,636
8,150	08/06/20	2.341%	3 Month LIBOR(1)	—	469,377	469,377
4,150	08/20/20	2.368%	3 Month LIBOR(1)	175	245,250	245,075
7,550	08/21/20	2.440%	3 Month LIBOR(1)	162	468,446	468,284
10,300	08/22/20	2.410%	3 Month LIBOR(1)	212	627,306	627,094
37,000	09/03/20	1.599%	3 Month LIBOR(1)	300	1,047,385	1,047,085
2,250	12/10/20	2.275%	3 Month LIBOR(1)	164	130,565	130,401
20,750	12/31/20	0.000%	3 Month LIBOR(1)	235	215,245	215,010
4,785	01/06/21	1.750%	3 Month LIBOR(1)	169	172,177	172,008
27,370	01/08/21	1.683%	3 Month LIBOR(1)	556,636	902,993	346,357
1,820	06/15/21	1.105%	3 Month LIBOR(2)	106	(10,844)	(10,950)
14,135	05/31/22	2.200%	3 Month LIBOR(2)	(13,996)	(932,073)	(918,077)
1,775	08/31/22	1.745%	3 Month LIBOR(2)	159	(71,127)	(71,286)
550	05/29/23	2.150%	3 Month LIBOR(1)	—	36,119	36,119
4,500	06/02/24	2.533%	3 Month LIBOR(2)	186	(440,010)	(440,196)
1,990	04/08/25	2.020%	3 Month LIBOR(2)	166	(117,379)	(117,545)
840	11/12/25	2.263%	3 Month LIBOR(2)	156	(70,328)	(70,484)
3,880	01/08/26	2.210%	3 Month LIBOR(2)	102	(307,112)	(307,214)

				$367,341	$2,234,351	$1,867,010

U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $1,856,821 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,271,288	$—
Non-Residential Mortgage-Backed Securities	—	23,389,854	—
Commercial Mortgage-Backed Securities	—	25,025,501	—
Corporate Bonds	—	27,180,932	—
U.S. Government Agency Obligations	—	28,537,529	—
U.S. Treasury Obligations	—	28,254,025	—
Affiliated Mutual Fund	4,799,774	—	—
Other Financial Instruments*
Futures Contracts	(652,766)	—	—
OTC Interest Rate Swap Agreements	—	1,497,636	—
Centrally Cleared Interest Rate Swap Agreements	—	1,867,010	—

Total	$4,147,008	$137,023,775	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	21.4%
U.S. Treasury Obligations	21.2
Commercial Mortgage-Backed Securities	18.7
Non-Residential Mortgage-Backed Securities	17.5
Banks	9.6
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	3.6
Healthcare – Services	1.9
Transportation	1.3
Insurance	1.2
Collateralized Loan Obligations	1.0
Computers	0.8
Oil & Gas	0.8
Diversified Financial Services	0.7
Pharmaceuticals	0.7
Chemicals	0.6

Telecommunications	0.6%
Biotechnology	0.5
Auto Manufacturers	0.4
Software	0.3
Electric	0.2
Pipelines	0.2
Beverages	0.1
Electronics	0.1
Multi-National	0.1
Media	0.1
Foods	0.1

103.7
Liabilities in excess of other assets	(3.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due from/to broker — variation margin futures	$652,766	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,522,689	*	Due from/to broker — variation margin swaps	2,655,679	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,497,636		—	—

Total		$6,020,325			$3,308,445

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$(102,144)	$(68,315)	$(504,896)	$2,979,450	$(4,482)	$2,299,613

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$48,577	$(28,659)	$(725,231)	$382,437	$(322,876)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$23,579	$52,390	$8,259,773	$37,401,734	$239,838

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$1,497,636	$—	$(1,338,088)	$159,548

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $287,914:
Unaffiliated investments (cost $130,549,923)	$133,659,129
Affiliated investments (cost $4,799,774)	4,799,774
Receivable for investments sold	2,059,417
Unrealized appreciation on OTC swap agreements	1,497,636
Dividends and interest receivable	575,239
Due from broker-variation margin swaps	24,665
Due from broker-variation margin futures	19,164
Prepaid expenses	162

Total Assets	142,635,186

LIABILITIES:
Payable for investments purchased	5,690,616
Payable for fund share repurchased	2,975,627
Payable to broker for collateral for securities on loan	294,926
Accrued expenses and other liabilities	63,357
Advisory fees payable	53,298
Distribution fee payable	3,746
Affiliated transfer agent fee payable	342

Total Liabilities	9,081,912

NET ASSETS	$133,553,274

Net assets were comprised of:
Paid-in capital	$109,332,912
Retained earnings	24,220,362

Net assets, June 30, 2016	$133,553,274

Net asset value and redemption price per share, $133,553,274 / 19,133,649 outstanding shares of beneficial interest	$6.98

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$1,382,862
Affiliated dividend income	10,719
Affiliated income from securities lending, net	7,566

1,401,147

EXPENSES
Advisory fees	355,762
Distribution fee	189,968
Custodian and accounting fees	33,000
Audit fee	26,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	183
Miscellaneous	5,335

Total expenses	629,248

NET INVESTMENT INCOME (LOSS)	771,899

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	976,427
Futures transactions	(504,896)
Forward rate agreement transactions	(4,482)
Swap agreement transactions	2,979,450
Options written transactions	(68,315)

3,378,184

Net change in unrealized appreciation (depreciation) on:
Investments	3,686,225
Futures	(725,231)
Swap agreements	382,437
Options written	(28,659)

3,314,772

NET GAIN (LOSS) ON INVESTMENTS	6,692,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,464,855

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$771,899	$778,157
Net realized gain (loss) on investment transactions	3,378,184	2,684,153
Net change in unrealized appreciation (depreciation) on investments	3,314,772	(674,504)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,464,855	2,787,806

FUND SHARE TRANSACTIONS:
Fund share sold [2,547,097 and 12,507,636 shares, respectively]	17,202,822	83,401,102
Fund share repurchased [6,938,457 and 13,973,735 shares, respectively]	(47,581,419)	(93,402,330)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(30,378,597)	(10,001,228)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,913,742)	(7,213,422)
NET ASSETS:
Beginning of period	156,467,016	163,680,438

End of period	$133,553,274	$156,467,016

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.0% ASSET-BACKED SECURITIES — 15.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.6%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.776%	(c)	08/14/24	600	$601,043
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	750	733,738

					1,334,781

Non-Residential Mortgage-Backed Securities — 15.1%
Ally Master Owner Trust, Series 2014-4, Class A1	0.842%	(c)	06/17/19	800	798,144
Ally Master Owner Trust, Series 2014-5, Class A1	0.932%	(c)	10/15/19	800	796,770
American Express Credit Account Master Trust, Series 2013-1, Class A	0.862%	(c)	02/16/21	1,000	1,002,293
American Express Credit Account Master Trust, Series 2013-2, Class B	1.142%	(c)	05/17/21	600	599,026
American Express Credit Account Master Trust, Series 2014-1, Class A	0.812%	(c)	12/15/21	800	800,000
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	803,250
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.847%	(c)	04/09/18	67	67,062
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	78	77,523
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	800	801,059
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	800	801,045
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	700	701,722
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	912,954
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	1,013,527
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	500	500,744
BA Credit Card Trust, Series 2015-A1, Class A	0.772%	(c)	06/15/20	1,100	1,101,270
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,178	1,177,488
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	1,600	1,595,910
Chase Issuance Trust, Series 2016-A1, Class A	0.852%	(c)	05/17/21	2,200	2,200,632
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.713%	(c)	12/17/18	1,100	1,099,545
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,040	1,099,473
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.872%	(c)	07/15/21	1,100	1,102,527
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	922,708
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	25	25,439
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	1,367	1,368,508
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	600	599,894
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	361	361,026

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	$510,328
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	306,034
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	700	715,065
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.898%	(c)	10/20/19	1,600	1,597,769
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.942%	(c)	05/15/20	600	596,084
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(c)	05/17/21	700	697,624
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	700	714,186
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	1,200	1,210,477
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	522	522,217
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.702%	(c)	08/16/21	600	596,937
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.203%	(c)	06/25/65	465	465,718
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.692%	(c)	04/17/17	230	230,369
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.842%	(c)	01/15/20	1,100	1,098,184
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(c)	12/17/18	262	262,499
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	475	475,466
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	805,026
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	800	790,187
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.672%	(c)	01/16/18	4	3,585
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.652%	(c)	03/15/17	274	273,468

					34,200,762

TOTAL ASSET-BACKED SECURITIES (cost $35,421,680)					35,535,543

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.8%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,171	1,170,217
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	101	100,734
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	2,738	2,778,597
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	702,123
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	931,473
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	913	923,377
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	875	881,694

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	$1,081,737
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,539,624
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,486,980
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,295,774
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,900	2,009,225
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	1,062	1,061,943
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,108	1,114,021
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,440	1,493,216
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,313,838
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,303,792
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(c)	12/10/49	1,662	1,688,743
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	865	871,898
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	524	525,755
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	800	823,810
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,379,259
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,226,416
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	323,992
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,820	1,867,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	220	219,816
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,963	1,971,525
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	99	99,243
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(c)	07/15/40	1,000	1,031,198
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,320	1,332,237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	99	98,803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	254	254,695
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,368,183
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	104	103,923
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	1,549	1,555,094
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	181,192

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%	01/10/45	2,000	$2,003,607
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%	11/15/48	1,200	1,211,595
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%	04/15/47	753	773,992
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	1,000	1,003,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,954,757)				47,104,273

CORPORATE BONDS — 16.6%
Banks — 5.1%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	1,455	1,669,132
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	520	537,533
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	145	151,276
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	400	445,255
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	520	529,252
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,000	1,003,235
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	451,393
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	378,188
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	535,457
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	790	803,003
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	600	637,112
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	440,054
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	330	360,123
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	917,575
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	650	695,771
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%	09/17/18	240	242,444
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	587,355
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	401,714
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	564,079
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	155,209

				11,505,160

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	391,603

Biotechnology — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,072,943
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	658,842
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,191,153

				2,922,938

Chemicals — 0.6%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,231,283

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	291,499

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	750	$815,141
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	900	911,664
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	170	174,090

				1,900,895

Diversified Financial Services — 0.6%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,030	1,051,443
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	274	282,264

				1,333,707

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	442,169
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	332,611

				774,780

Food — 0.2%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	379	426,985

Healthcare – Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	437,073
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	196,737
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	1,615	1,717,795
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	451,627

				2,803,232

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	896,691

Machinery – Diversified — 0.6%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	209,055
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	442,164
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	621,481

				1,272,700

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	90	102,056
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	95	108,825
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	40,081
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	215	249,440

				500,402

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	220	222,457

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	190	$191,074
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	725	682,171

				873,245

Pharmaceuticals — 0.3%
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	600	626,554

Pipelines — 0.8%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	226,071
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	725	756,163
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	320,649
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	514,040

				1,816,923

Retail — 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,032,113
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	531,408
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	625	684,661
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	585	663,028

				2,911,210

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	550	577,293
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	600	645,262

				1,222,555

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	630,236
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	641,143
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,000	1,164,626

				2,436,005

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	525,598
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	533,796

				1,059,394

TOTAL CORPORATE BONDS (cost $35,654,963)				37,420,218

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21	200	203,309
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	895,401

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,089,312)				1,098,710

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SOVEREIGN BONDS — 0.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS (cost $501,528)	1.125%		05/02/17	500	$501,710

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Federal Home Loan Banks(k)	0.500%		09/28/16	1,060	1,060,409
Federal Home Loan Banks	0.625%		11/23/16	195	195,105
Federal Home Loan Mortgage Corp.(hh)	2.375%		01/13/22	5,580	5,910,074
Federal National Mortgage Assoc.	1.500%		11/30/20	2,910	2,959,362
Federal National Mortgage Assoc.	3.500%		TBA	5,000	5,269,531
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.774%	(s)	09/26/19	1,260	1,222,007
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	620	675,986
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	4,955	4,195,329
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	3,910	4,952,054
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	5,050	5,479,215

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,378,081)					31,919,072

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Bonds	2.500%		02/15/45	1,025	1,067,161
U.S. Treasury Bonds	2.500%		02/15/46	455	473,786
U.S. Treasury Bonds	2.500%		05/15/46	295	307,411
U.S. Treasury Bonds	2.750%		11/15/42	1,880	2,068,147
U.S. Treasury Bonds(hh)	2.875%		05/15/43	1,010	1,135,737
U.S. Treasury Bonds	3.000%		11/15/44	440	505,897
U.S. Treasury Bonds	3.000%		05/15/45	5,545	6,373,501
U.S. Treasury Bonds	3.000%		11/15/45	230	264,464
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,771	1,815,002
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	303	326,991
U.S. Treasury Notes	0.875%		11/30/17	745	748,085
U.S. Treasury Notes	1.000%		12/31/17	890	895,562
U.S. Treasury Notes	1.125%		06/30/21	6,890	6,924,181
U.S. Treasury Notes	1.375%		06/30/23	495	497,552
U.S. Treasury Notes	1.625%		04/30/23	9,490	9,703,155
U.S. Treasury Notes	1.750%		02/28/22	1,270	1,312,565
U.S. Treasury Notes	1.750%		03/31/22	13,535	13,984,930
U.S. Treasury Notes	2.000%		11/30/22	8,125	8,503,641
U.S. Treasury Notes	2.125%		12/31/21	5,375	5,666,637
U.S. Treasury Notes	2.125%		12/31/22	1,520	1,602,591
U.S. Treasury Notes	2.375%		08/15/24	1,425	1,533,879

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,998,864)					65,710,875

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

		Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $212,999,185)		$219,290,401

	Shares
SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $14,441,986)(w) (Note 4)	14,441,986	14,441,986

TOTAL INVESTMENTS — 103.4% (cost $227,441,171)		233,732,387
Liabilities in excess of other assets(z) — (3.4)%		(7,754,534)

NET ASSETS — 100.0%		$225,977,853

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the original cost of the restricted security is $308,080. The value of $291,499 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
108	2 Year U.S. Treasury Notes	Sep. 2016	$23,567,659	$23,687,438	$(119,779)
193	5 Year U.S. Treasury Notes	Sep. 2016	23,249,302	23,577,664	(328,362)
180	10 Year U.S. Treasury Notes	Sep. 2016	23,480,322	23,937,188	(456,866)
75	20 Year U.S. Treasury Bonds	Sep. 2016	12,185,496	12,925,781	(740,285)
20	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	3,679,467	3,727,500	(48,033)

					$(1,693,325)

A U.S. Government Agency obligation with a market value of $960,370 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	10/11/18	1.770%	3 Month LIBOR(1)	$63,860	$—	$63,860	JPMorgan Chase
8,805	10/06/21	1.965%	3 Month LIBOR(1)	463,565	—	463,565	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	274,925	—	274,925	Bank of America
670	10/06/26	2.312%	3 Month LIBOR(1)	63,023	—	63,023	JPMorgan Chase

				$865,373	$—	$865,373

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
760	07/11/18	0.947%	3 Month LIBOR(2)	$152	$(3,185)	$(3,337)
9,600	09/06/18	1.704%	3 Month LIBOR(2)	—	(196,574)	(196,574)
5,450	06/03/19	1.614%	3 Month LIBOR(2)	175	(125,927)	(126,102)
4,770	07/11/19	1.045%	3 Month LIBOR(2)	170	(32,354)	(32,524)
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	(324,670)	(324,859)
7,180	01/06/21	1.750%	3 Month LIBOR(1)	163	258,356	258,193
13,485	01/08/21	1.683%	3 Month LIBOR(1)	223	444,898	444,675
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	2,671,642	2,671,222
3,010	06/15/21	1.105%	3 Month LIBOR(2)	110	(17,935)	(18,045)
20,160	10/06/21	2.308%	3 Month LIBOR(1)	12,314	1,336,138	1,323,824
12,000	10/13/21	2.340%	3 Month LIBOR(1)	—	816,887	816,887
4,120	10/14/21	2.405%	3 Month LIBOR(1)	—	294,480	294,480
35,000	03/12/22	2.020%	3 Month LIBOR(1)	360	1,862,731	1,862,371
7,800	04/08/22	1.780%	3 Month LIBOR(1)	197	311,283	311,086
40,000	09/03/22	1.919%	3 Month LIBOR(1)	366	2,010,888	2,010,522
2,960	07/11/23	1.400%	3 Month LIBOR(1)	171	47,416	47,245
9,330	04/08/25	2.020%	3 Month LIBOR(2)	225	(550,325)	(550,550)
1,450	11/12/25	2.263%	3 Month LIBOR(2)	160	(121,400)	(121,560)
6,640	01/08/26	2.210%	3 Month LIBOR(2)	124	(525,573)	(525,697)
6,900	06/15/26	1.504%	3 Month LIBOR(2)	206	(84,537)	(84,743)

				$15,725	$8,072,239	$8,056,514

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $3,339,462 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swaps contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,334,781	$—
Non-Residential Mortgage-Backed Securities	—	34,200,762	—
Commercial Mortgage-Backed Securities	—	47,104,273	—
Corporate Bonds	—	37,420,218	—
Non-Corporate Foreign Agencies	—	1,098,710	—
Sovereign Bonds	—	501,710	—
U.S. Government Agency Obligations	—	31,919,072	—
U.S. Treasury Obligations	—	65,710,875	—
Affiliated Mutual Fund	14,441,986	—	—
Other Financial Instruments*
Futures Contracts	(1,693,325)	—	—
OTC Interest Rate Swap Agreements	—	865,373	—
Centrally Cleared Interest Rate Swap Agreements	—	8,056,514	—

Total	$12,748,661	$228,212,288	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	29.1%
Commercial Mortgage-Backed Securities	20.8
Non-Residential Mortgage-Backed Securities	15.1
U.S. Government Agency Obligations	14.1
Affiliated Mutual Fund	6.4
Banks	5.1
Biotechnology	1.3
Retail	1.3
Healthcare – Services	1.2
Telecommunications	1.1
Computers	0.8
Pipelines	0.8
Collateralized Loan Obligations	0.6
Diversified Financial Services	0.6
Machinery – Diversified	0.6
Chemicals	0.6
Software	0.5

Non-Corporate Foreign Agencies	0.5%
Transportation	0.5
Insurance	0.4
Oil & Gas	0.4
Electric	0.3
Pharmaceuticals	0.3
Sovereign Bonds	0.2
Miscellaneous Manufacturing	0.2
Food	0.2
Beverages	0.2
Commercial Services	0.1
Multi-National	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due from/to broker — variation margin futures	$1,693,325	*
Interest rate contracts	Due from/to broker — variation margin swaps	10,040,505	*	Due from/to broker — variation margin swaps	1,983,991	*
Interest rate contracts	Unrealized appreciation on OTC swaps	865,373		—	—

Total		$10,905,878			$3,677,316

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$80,148	$80,148
Interest rate contracts	(173,771)	(121,722)	(1,720,082)	(7,614)	692,101	(1,331,088)

Total	$(173,771)	$(121,722)	$(1,720,082)	$(7,614)	$772,249	$(1,250,940)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(83,283)	$(83,283)
Interest rate contracts	82,752	(48,804)	(1,851,410)	6,743,817	4,926,355

Total	$82,752	$(48,804)	$(1,851,410)	$6,660,534	$4,843,072

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swaps(2)	Credit Default Swap as Buyer(2)
$40,150	$89,753	$6,377,578	$79,077,716	$353,740	$4,200

(1)	Cost.

(2)	Notional amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$274,925	$—	$(274,925)	$—
JPMorgan Chase	590,448	—	(554,525)	35,923

	$865,373

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$—	$—	$—	$—
JPMorgan Chase	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $212,999,185)	$219,290,401
Affiliated investments (cost $14,441,986)	14,441,986
Receivable for investments sold	2,620,400
Dividends and interest receivable	920,273
Unrealized appreciation on OTC swap agreements	865,373
Due from broker-variation margin futures	48,848
Due from broker-variation margin swaps	613
Prepaid expenses	247

Total Assets	238,188,141

LIABILITIES:
Payable for investments purchased	7,874,675
Payable for fund share repurchased	4,179,448
Advisory fees payable	89,921
Accrued expenses and other liabilities	59,653
Distribution fee payable	6,249
Affiliated transfer agent fee payable	342

Total Liabilities	12,210,288

NET ASSETS	$225,977,853

Net assets were comprised of:
Paid-in capital	$108,325,368
Retained earnings	117,652,485

Net assets, June 30, 2016	$225,977,853

Net asset value and redemption price per share, $225,977,853 / 14,953,956 outstanding shares of beneficial interest	$15.11

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$2,580,431
Affiliated dividend income	25,617
Affiliated income from securities lending, net	10,583

2,616,631

EXPENSES
Advisory fees	604,486
Distribution fee	322,785
Custodian and accounting fees	33,000
Audit fee	26,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Miscellaneous	6,568

Total expenses	1,011,839

NET INVESTMENT INCOME (LOSS)	1,604,792

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	2,782,334
Futures transactions	(1,720,082)
Forward rate agreement transactions	(7,614)
Swap agreement transactions	772,249
Options written transactions	(121,722)

1,705,165

Net change in unrealized appreciation (depreciation) on:
Investments	7,184,400
Futures	(1,851,410)
Swap agreements	6,660,534
Options written	(48,804)

11,944,720

NET GAIN (LOSS) ON INVESTMENTS	13,649,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,254,677

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,604,792	$2,342,016
Net realized gain (loss) on investment transactions	1,705,165	6,665,605
Net change in unrealized appreciation (depreciation) on investments	11,944,720	(3,380,096)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,254,677	5,627,525

FUND SHARE TRANSACTIONS:
Fund share sold [1,606,159 and 11,984,301 shares, respectively]	23,350,729	170,911,257
Fund share repurchased [5,730,492 and 12,027,324 shares, respectively]	(84,865,177)	(172,307,837)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(61,514,448)	(1,396,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,259,771)	4,230,945
NET ASSETS:
Beginning of period	272,237,624	268,006,679

End of period	$225,977,853	$272,237,624

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.4% ASSET-BACKED SECURITIES — 14.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 1.0%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776%	(c)	08/14/24	600	$601,043
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098%	(c)	04/15/26	550	548,728
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	750	733,738

					1,883,509

Non-Residential Mortgage-Backed Securities — 13.5%
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	27	27,421
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	371	370,958
Ally Master Owner Trust, Series 2014-4, Class A1	0.842%	(c)	06/17/19	400	399,072
Ally Master Owner Trust, Series 2014-5, Class A1	0.932%	(c)	10/15/19	300	298,789
American Express Credit Account Master Trust, Series 2013-2, Class B	1.142%	(c)	05/17/21	500	499,188
American Express Credit Account Master Trust, Series 2014-1, Class A	0.812%	(c)	12/15/21	500	500,001
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	401,625
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%	(c)	04/08/19	454	454,391
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	600	600,795
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	700	700,915
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	148	148,066
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	405,757
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	300	304,058
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	407,145
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	619,570
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	400	400,595
BA Credit Card Trust, Series 2016-A1, Class A^	0.835%	(c)	10/15/21	1,300	1,300,000
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	337	336,425
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	400	399,863
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.042%	(c)	04/15/19	863	864,905
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	900	897,699
Chase Issuance Trust, Series 2016-A1, Class A	0.852%	(c)	05/17/21	1,700	1,700,489
Chase Issuance Trust, Series 2016-A3, Class A3	0.550%	(c)	06/15/23	900	900,565
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	400	400,531
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.712%	(c)	12/17/18	400	399,834
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	105,719

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.732%	(c)	05/26/20	200	$200,120
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.872%	(c)	07/15/21	400	400,919
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	410,092
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	44	44,171
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	83	83,303
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	638	638,637
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	600	599,894
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	510,761
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,268,903
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.898%	(c)	10/20/19	400	399,442
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.942%	(c)	05/15/20	300	298,042
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(c)	05/17/21	600	597,963
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	510,132
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	1,000	1,008,731
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	190	189,898
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	0.992%	(c)	07/16/18	1,000	1,000,841
John Deere Owner Trust, Series 2015-A, Class A2B	0.712%	(c)	02/15/18	190	189,943
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.702%	(c)	08/16/21	200	198,979
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.962%	(c)	01/16/18	448	448,602
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	297	297,183
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.203%	(c)	06/25/65	372	372,574
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.822%	(c)	08/15/18	1,000	1,001,500
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(c)	12/17/18	157	157,500
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	339	339,618
SunTrust Auto Receivables Trust, Series 2015-1A, Class A2, 144A	0.990%		06/15/18	312	311,599
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	201,256
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	300	301,969

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798	%(c)	07/22/19	400	$395,094

					26,222,042

TOTAL ASSET-BACKED SECURITIES (cost $27,984,509)					28,105,551

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.9%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	810	808,826
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM	5.835	%(c)	09/11/42	1,075	1,123,584
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289	%(c)	12/11/49	2,282	2,315,497
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(c)	12/11/49	1,300	1,322,332
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	967,179
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526	%(c)	04/15/47	210	214,715
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	2,300	2,327,149
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	1,550	1,575,940
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	258,727
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,036,058
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	457,726
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	955,916
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	668	667,888
CSAIL 2016-C6 Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,858,443
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	1,051,745
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	1,047,178
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(c)	12/10/49	1,069	1,086,272
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	273	274,111
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	550	566,370
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,297,778
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,325,886
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,846,596
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811	%(c)	06/12/43	225	225,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.184	%(c)	04/15/45	1,195	1,192,944
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	1,000	1,000,478

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	108	$107,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,284	1,289,074
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,650	1,701,476
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,610	1,624,925
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	42	42,344
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,291,736
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	1,002	1,006,237
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	653,542
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,284,113
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	68	67,774
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM	6.224%	(c)	06/15/45	396	395,613
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	1,200	1,207,610
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	900	908,696
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,284,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,778,051)					40,670,304

CORPORATE BONDS — 10.3%
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	566,888
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	461,282

					1,028,170

Banks — 4.1%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	712,058
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	800	917,736
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	157,696
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	295,322
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	200	222,627
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	1,290	1,312,954
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	414,504
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	586,892
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	535	621,114
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	423,397
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	220,027
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	140,514
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	769,598
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	200	202,037
PNC Bank NA, Sr. Unsec’d. Notes	2.450%		11/05/20	770	791,160

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Wells Fargo & Co., Sub. Notes	3.450%	02/13/23	150	$155,209

				7,942,845

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	81,389

Biotechnology — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	109,807
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	755	801,439
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	434,704

				1,345,950

Chemicals — 0.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	152,784
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	692,278

				845,062

Computers — 0.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	600	607,776
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	110	112,647

				720,423

Diversified Financial Services — 0.1%
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	206	212,213

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	138,178

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	2.350%	06/15/21	115	116,687

Environmental Control
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	40,091

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	104	117,167

Healthcare – Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.400%	06/15/21	225	229,563
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	586,242
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	136,585
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	141,134

				1,093,524

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	149,288
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	480	502,100
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	144,981
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	531,849
Swiss Re Treasury (US) Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	177,225

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	$267,660

				1,773,103

Machinery – Diversified — 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	69,685
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	221,082
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	152,645

				443,412

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	311,810

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	155	165,573
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	45	51,028
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	68,710
General Electric Co., Sub. Notes	5.300%	02/11/21	72	83,534

				368,845

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	180	182,011

Oil & Gas
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	100,566

Pipelines — 0.3%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	649,314

Retail — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	113,338

Software — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	692,534

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	210	210,616
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	328,584
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	215,510
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	380	442,558

				1,197,268

Transportation — 0.2%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	220,660
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	168,567

				389,227

TOTAL CORPORATE BONDS (cost $19,036,524)				19,903,127

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

NON-CORPORATE FOREIGN AGENCY — 0.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, 144A (cost 199,560)	2.125%		04/13/21	200	$203,309

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal National Mortgage Assoc.(hh)	1.125%		07/20/18	555	559,883
Federal National Mortgage Assoc.(k)	1.500%		11/30/20	1,960	1,993,247
Federal National Mortgage Assoc.	3.500%		TBA	4,500	4,742,578
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	960	952,097
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.333%	(s)	09/26/19	3,710	3,598,132
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	275	299,832
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,615	2,042,024
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	150	188,832
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	995	949,895
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,310	1,421,341

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,224,517)					16,747,861

U.S. TREASURY OBLIGATIONS — 42.0%
U.S. Treasury Bonds	2.500%		02/15/45	740	770,438
U.S. Treasury Bonds	2.875%		05/15/43	730	820,879
U.S. Treasury Bonds	3.000%		11/15/44	220	252,949
U.S. Treasury Bonds	3.000%		05/15/45	4,115	4,729,839
U.S. Treasury Bonds	3.000%		11/15/45	185	212,721
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,469	1,504,745
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	247	267,042
U.S. Treasury Notes	1.125%		06/30/21	2,070	2,080,269
U.S. Treasury Notes	1.375%		06/30/23	6,800	6,835,061
U.S. Treasury Notes	1.625%		04/30/23	13,730	14,038,390
U.S. Treasury Notes(hh)	1.750%		02/28/22	5,465	5,648,165
U.S. Treasury Notes	1.750%		03/31/22	19,035	19,667,761
U.S. Treasury Notes	2.000%		11/30/22	22,965	24,035,215
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	774,388

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,087,312)					81,637,862

TOTAL LONG-TERM INVESTMENTS (cost $183,310,473)					187,268,014

				Shares
SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $9,672,944)(w) (Note 4)				9,672,944	9,672,944

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 101.4% (cost $192,983,417)	$196,940,958
Liabilities in excess of other assets(z) — (1.4)%	(2,702,198)

NET ASSETS — 100.0%	$194,238,760

See	the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,300,000 and 0.7% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
18	10 Year U.S. Treasury Notes	Sep. 2016	$2,357,825	$2,393,719	$35,894

Short Positions:
74	2 Year U.S. Treasury Notes	Sep. 2016	16,142,801	16,230,281	(87,480)
688	5 Year U.S. Treasury Notes	Sep. 2016	82,613,145	84,048,875	(1,435,730)
47	20 Year U.S. Treasury Bonds	Sep. 2016	7,635,166	8,100,156	(464,990)
30	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	5,416,361	5,591,250	(174,889)

					(2,163,089)

					$(2,127,195)

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,221,852 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843%	3 Month LIBOR(1)	$1,146,354	$—	$1,146,354	JPMorgan Chase
23,600	11/30/26	2.550%	3 Month LIBOR(1)	2,732,102	—	2,732,102	JPMorgan Chase

				$3,878,456	$—	$3,878,456

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
960	07/11/18	0.947%	3 Month LIBOR(2)	$152	$(4,023)	$(4,175)
1,000	08/06/18	1.693%	3 Month LIBOR(1)	—	19,660	19,660
4,010	07/11/19	1.045%	3 Month LIBOR(2)	166	(27,199)	(27,365)
2,950	10/02/19	1.188%	3 Month LIBOR(2)	(13,338)	(33,711)	(20,373)
3,200	10/11/19	1.220%	3 Month LIBOR(2)	(17,837)	(40,170)	(22,333)
30,000	09/03/20	1.600%	3 Month LIBOR(2)	272	(851,088)	(851,360)
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	165,197	165,029
2,700	06/15/21	1.105%	3 Month LIBOR(2)	112	(16,088)	(16,200)
15,000	05/21/22	1.893%	3 Month LIBOR(1)	537,232	722,990	185,758
26,000	05/26/22	1.997%	3 Month LIBOR(1)	306	1,368,377	1,368,071
12,300	06/07/22	1.771%	3 Month LIBOR(1)	351,217	505,496	154,279
1,990	08/31/22	1.745%	3 Month LIBOR(2)	161	(79,743)	(79,904)
100,000	09/03/22	1.919%	3 Month LIBOR(1)	690	5,027,219	5,026,529
10,360	12/31/22	0.000%	3 Month LIBOR(1)	207	154,297	154,090
3,565	02/14/23	2.069%	3 Month LIBOR(1)	168,169	217,450	49,281
8,880	07/11/23	1.400%	3 Month LIBOR(1)	215	142,249	142,034
4,270	02/12/24	2.078%	3 Month LIBOR(2)	176	(265,968)	(266,144)
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(105,963)	(106,121)
5,900	04/08/25	2.020%	3 Month LIBOR(2)	197	(348,008)	(348,205)
8,000	05/06/29	3.139%	3 Month LIBOR(2)	189	(1,522,630)	(1,522,819)

				$1,028,612	$5,028,344	$3,999,732

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $4,718,966 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,883,509	$—
Non-Residential Mortgage-Backed Securities	—	24,922,042	1,300,000
Commercial Mortgage-Backed Securities	—	40,670,304	—
Corporate Bonds	—	19,903,127	—
Non-Corporate Foreign Agency	—	203,309	—
U.S. Government Agency Obligations	—	16,747,861	—
U.S. Treasury Obligations	—	81,637,862	—
Affiliated Mutual Fund	9,672,944	—	—
Other Financial Instruments*
Futures Contracts	(2,127,195)	—	—
OTC Interest Rate Swap Agreements	—	3,878,456	—
Centrally Cleared Interest Rate Swap Agreements	—	3,999,732	—

Total	$7,545,749	$193,846,202	$1,300,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	42.0%
Commercial Mortgage-Backed Securities	20.9
Non-Residential Mortgage-Backed Securities	13.5
U.S. Government Agency Obligations	8.6
Affiliated Mutual Fund	5.0
Banks	4.1
Collateralized Loan Obligations	1.0
Insurance	0.9
Biotechnology	0.7
Telecommunications	0.6
Healthcare – Services	0.6
Auto Manufacturers	0.5
Chemicals	0.4
Computers	0.4
Software	0.4

Pipelines	0.3%
Machinery – Diversified	0.2
Transportation	0.2
Miscellaneous Manufacturing	0.2
Media	0.2
Diversified Financial Services	0.1
Non-Corporate Foreign Agency	0.1
Multi-National	0.1
Electric	0.1
Food	0.1
Electronics	0.1
Retail	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below:

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$35,894	*	Due from/to broker — variation margin futures	$2,163,089	*
Interest rate contracts	Due from/to broker — variation margin swaps	7,264,731	*	Due from/to broker — variation margin swaps	3,264,999	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,878,456		—	—

Total		$11,179,081			$5,428,088

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(120,153)	$(93,499)	$(1,564,298)	$(6,102)	$5,246,130	$3,462,078

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$52,381	$(30,785)	$(2,326,585)	$4,184,164	$1,879,175

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$25,302	$60,067	$11,840,673	$108,483,429	$345,352

(1)	Cost.

(2)	Notional Amount in USD (000)

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
JPMorgan Chase	$3,878,456	$—	$(3,878,456)	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $183,310,473)	$187,268,014
Affiliated investments (cost $9,672,944)	9,672,944
Receivable for investments sold	4,300,286
Unrealized appreciation on OTC swap agreements	3,878,456
Dividends and interest receivable	648,671
Due from broker-variation margin swaps	8,757
Prepaid expenses	150

Total Assets	205,777,278

LIABILITIES:
Payable for investments purchased	7,513,517
Payable for fund share repurchased	3,871,934
Advisory fees payable	74,154
Accrued expenses and other liabilities	66,411
Due to broker-variation margin futures	6,848
Distribution fee payable	5,312
Affiliated transfer agent fee payable	342

Total Liabilities	11,538,518

NET ASSETS	$194,238,760

Net assets were comprised of:
Paid-in capital	$143,208,024
Retained earnings	51,030,736

Net assets, June 30, 2016	$194,238,760

Net asset value and redemption price per share, $194,238,760 / 13,834,927 outstanding shares of beneficial interest	$14.04

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$2,106,704
Affiliated dividend income	22,613

2,129,317

EXPENSES
Advisory fees	501,345
Distribution fee	267,705
Custodian and accounting fees	33,000
Audit fee	26,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Loan interest expense	413
Miscellaneous	5,222

Total expenses	851,685

NET INVESTMENT INCOME (LOSS)	1,277,632

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investment transactions	2,660,739
Futures transactions	(1,564,298)
Forward rate agreement transactions	(6,102)
Swap agreement transactions	5,246,130
Options written transactions	(93,499)

6,242,970

Net change in unrealized appreciation (depreciation) on:
Investments	4,782,642
Futures	(2,326,585)
Swap agreements	4,184,164
Options written	(30,785)

6,609,436

NET GAIN (LOSS) ON INVESTMENTS	12,852,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,130,038

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,277,632	$1,096,402
Net realized gain (loss) on investment transactions	6,242,970	2,098,091
Net change in unrealized appreciation (depreciation) on investments	6,609,436	(839,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,130,038	2,354,983

FUND SHARE TRANSACTIONS:
Fund share sold [5,538,819 and 14,192,501 shares, respectively]	74,748,221	186,059,254
Fund share repurchased [6,534,908 and 5,441,999 shares, respectively]	(89,722,401)	(71,639,294)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(14,974,180)	114,419,960

TOTAL INCREASE (DECREASE) IN NET ASSETS	(844,142)	116,774,943
NET ASSETS:
Beginning of period	195,082,902	78,307,959

End of period	$194,238,760	$195,082,902

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 92.2% ASSET-BACKED SECURITIES — 14.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.842%	(c)	06/17/19	700	$698,376
American Express Credit Account Master Trust, Series 2014-1, Class B	0.942%	(c)	12/15/21	300	297,691
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	400	400,523
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	222	222,101
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	507,197
BA Credit Card Trust, Series 2016-A1, Class A^	0.835%	(c)	10/15/21	400	400,000
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	400	398,977
Chase Issuance Trust, Series 2016-A1, Class A	0.852%	(c)	05/17/21	300	300,086
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	408,045
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(c)	05/17/21	100	99,661
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%		07/25/20	200	201,515
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.862%	(c)	11/15/18	300	299,773
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	416	416,056
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.203%	(c)	06/25/65	279	279,431
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.822%	(c)	08/15/18	300	300,450
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	500	493,867

TOTAL ASSET-BACKED SECURITIES (cost $5,713,660)					5,723,749

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.2%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	1	630
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	34	33,578
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%		12/11/49	342	347,325
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%		12/11/49	440	447,559
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	64,068
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	322,393
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	350	354,131
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class AM	5.475%		03/10/39	400	406,694
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	54,036
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	399,663
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	397,928

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	$324,444
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	156,134
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	248,604
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.131%	(c)	02/15/51	1	715
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	227	227,484
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	615,532
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	200	205,885
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	506	509,065
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	430,579
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	160,193
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,001,804
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	367	366,884
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.147%	(c)	02/15/51	93	95,305
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	501,909

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,770,179)					7,672,542

CORPORATE BONDS — 17.5%
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	363,766

Banks — 5.9%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	308,744
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	95,960
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	250,809
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	461,612
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	55,642
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	265,078
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	370,547
PNC Bank NA, Sub. Notes(a)	2.950%		01/30/23	250	254,571
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	295	305,245

					2,368,208

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	80	81,389

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	53,813

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals — 1.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	15	$15,278
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	175	201,914
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	239	261,210
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	275	294,437

				772,839

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	120	121,555
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	20	20,481

				142,036

Diversified Financial Services — 0.8%
GE Capital International Funding Co., Gtd. Notes, 144A	3.373%	11/15/25	215	233,324
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	84	89,730
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,726

				328,780

Electric — 0.8%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	300,402

Healthcare – Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	316,061

Insurance — 1.3%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	302,738
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	151,957
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,769
Swiss Re Treasury (US) Corp. (Switzerland), Sr. Unsec’d. Notes, 144A	2.875%	12/06/22	55	55,699

				531,163

Machinery – Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	52,255

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	178,908

Oil & Gas — 0.7%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	297,373

Pharmaceuticals — 0.8%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	299,196

Pipelines — 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	308,181
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	232,671

				540,852

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	51,204

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	265	$308,625

					359,829

TOTAL CORPORATE BONDS (cost $6,643,738)					6,986,870

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal National Mortgage Assoc.	3.500%		TBA	500	526,953
Federal National Mortgage Assoc.	1.125%		10/19/18	30	30,276
Federal National Mortgage Assoc.	1.125%		12/14/18	90	90,818
Federal National Mortgage Assoc.	1.500%		11/30/20	160	162,714
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.604%	(s)	09/26/19	842	816,611
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	202	192,843

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,790,577)					1,820,215

U.S. TREASURY OBLIGATIONS — 36.6%
U.S. Treasury Bonds	2.500%		02/15/45	130	135,347
U.S. Treasury Bonds	2.500%		02/15/46	180	187,432
U.S. Treasury Bonds	2.500%		05/15/46	50	52,104
U.S. Treasury Bonds	2.750%		11/15/42	295	324,523
U.S. Treasury Bonds	2.875%		05/15/43	130	146,184
U.S. Treasury Bonds	3.000%		11/15/44	60	68,986
U.S. Treasury Bonds	3.000%		05/15/45	365	419,536
U.S. Treasury Bonds	3.000%		11/15/45	100	114,984
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	293	299,915
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	50	54,498
U.S. Treasury Notes	1.125%		06/30/21	40	40,198
U.S. Treasury Notes	1.375%		09/30/20	150	152,725
U.S. Treasury Notes	1.375%		06/30/23	3,015	3,030,545
U.S. Treasury Notes	1.625%		04/30/23	2,220	2,269,863
U.S. Treasury Notes	1.750%		02/28/22	495	511,590
U.S. Treasury Notes	1.750%		03/31/22	480	495,956
U.S. Treasury Notes(hh)	2.000%		11/30/22	1,180	1,234,990
U.S. Treasury Notes	2.125%		12/31/22	335	353,203
U.S. Treasury Notes	2.125%		08/31/20	1,635	1,714,834
U.S. Treasury Notes	2.125%		09/30/21	1,330	1,401,591
U.S. Treasury Notes	2.125%		12/31/21	265	279,378
U.S. Treasury Notes	2.125%		05/15/25	410	433,078
U.S. Treasury Notes	2.625%		11/15/20	835	894,624

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,187,998)					14,616,084

TOTAL LONG-TERM INVESTMENTS (cost $36,106,152)					36,819,460

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 9.1%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,611,221; includes $262,347 of cash collateral for securities on loan)(b)(w) (Note 4)	3,611,221	$3,611,221

TOTAL INVESTMENTS — 101.3% (cost $39,717,373)		40,430,681
Liabilities in excess of other assets(z) — (1.3)%		(500,262)

NET ASSETS — 100.0%		$39,930,419

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $400,000 and 1.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $255,129; cash collateral of $262,347 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2016	$219,189	$219,328	$139
38	5 Year U.S. Treasury Notes	Sep. 2016	4,573,634	4,642,234	68,600

					68,739

Short Positions:
54	10 Year U.S. Treasury Notes	Sep. 2016	7,059,759	7,181,156	(121,397)
8	20 Year U.S. Treasury Bonds	Sep. 2016	1,299,565	1,378,750	(79,185)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	368,966	372,750	(3,784)

					(204,366)

					$(135,627)

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%	3 Month LIBOR(1)	$580,046	$—	$580,046	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(1)	235,075	—	235,075	JPMorgan Chase

				$815,121	$—	$815,121

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
380	07/11/18	0.947%	3 Month LIBOR(2)	$151	$(1,592)	$(1,743)
346	08/02/18	1.614%	3 Month LIBOR(2)	(6,997)	(6,287)	710

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
15,300	09/16/18	1.861%	3 Month LIBOR(2)	$219	$(370,739)	$(370,958)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	252,838	252,625
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	(563,965)	(564,178)
310	06/15/21	1.105%	3 Month LIBOR(2)	77	(1,847)	(1,924)
645	05/31/22	2.217%	3 Month LIBOR(2)	153	(43,164)	(43,317)
390	08/31/22	1.745%	3 Month LIBOR(2)	152	(15,628)	(15,780)
3,100	10/09/22	1.728%	3 Month LIBOR(2)	167	(120,329)	(120,496)
1,700	12/21/22	1.949%	3 Month LIBOR(2)	159	(89,910)	(90,069)
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(303,039)	(303,098)
11,800	12/31/23	0.000%	3 Month LIBOR(1)	236	1,572,442	1,572,206
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	1,151,621	1,151,621
10,230	12/31/23	0.000%	3 Month LIBOR(1)	(93,776)	2,337	96,113
210	11/12/25	2.263%	3 Month LIBOR(2)	152	(17,582)	(17,734)
965	01/08/26	2.210%	3 Month LIBOR(2)	78	(76,382)	(76,460)

				$(98,744)	$1,368,774	$1,467,518

Cash of $500,000 and a U.S. Treasury Obligation of $439,573 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$5,323,749	$400,000
Commercial Mortgage-Backed Securities	—	7,672,542	—
Corporate Bonds	—	6,986,870	—
U.S. Government Agency Obligations	—	1,820,215	—
U.S. Treasury Obligations	—	14,616,084	—
Affiliated Mutual Fund	3,611,221	—	—
Other Financial Instruments*
Futures Contracts	(135,627)	—	—
OTC Interest Rate Swap Agreements	—	815,121	—
Centrally Cleared Interest Rate Swap Agreements	—	1,467,518	—

Total	$3,475,594	$38,702,099	$400,000

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Non-Residential Mortgage-Backed Securities
Balance as of 12/31/15	$—
Accrued discount/premium	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	400,000
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/16	$400,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed	$400,000	Market Approach	Single broker indicative quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	36.6%
Commercial Mortgage-Backed Securities	19.2
Non-Residential Mortgage-Backed Securities	14.3
Affiliated Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	9.1
Banks	5.9
U.S. Government Agency Obligations	4.6
Chemicals	1.9
Pipelines	1.4
Insurance	1.3
Auto Manufacturers	0.9
Telecommunications	0.9
Diversified Financial Services	0.8

Healthcare – Services	0.8%
Electric	0.8
Pharmaceuticals	0.8
Oil & Gas	0.7
Media	0.5
Computers	0.4
Beverages	0.2
Biotechnology	0.1
Machinery – Diversified	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$68,739	*	Due from/to broker — variation margin futures	$204,366	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,073,275	*	Due from/to broker — variation margin swaps	1,605,757	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	815,121		—	—

Total		$3,957,135			$1,810,123

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	(25,479)	$(15,606)	$(338,630)	$(1,026)	$1,679,682	$1,298,941

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$12,603	$(7,457)	$(166,094)	$344,624	$183,676

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$6,140	$12,933	$2,343,039	$9,618,328	$100,256

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
JPMorgan Chase	$815,121	$—	$(815,121)	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $255,129:
Unaffiliated investments (cost $36,106,152)	$36,819,460
Affiliated investments (cost $3,611,221)	3,611,221
Unrealized appreciation on OTC swap agreements	815,121
Deposit with broker for futures and centrally cleared swaps	800,000
Receivable for investments sold	524,080
Dividends and interest receivable	145,479
Due from broker-variation margin futures	14,360
Prepaid expenses	81

Total Assets	42,729,802

LIABILITIES:
Payable for fund share repurchased	1,374,254
Payable for investments purchased	1,070,082
Payable to broker for collateral for securities on loan	262,347
Accrued expenses and other liabilities	55,664
Due to broker-variation margin swaps	27,018
Advisory fees payable	8,532
Distribution fee payable	1,144
Affiliated transfer agent fee payable	342

Total Liabilities	2,799,383

NET ASSETS	$39,930,419

Net assets were comprised of:
Paid-in capital	$18,406,215
Retained earnings	21,524,204

Net assets, June 30, 2016	$39,930,419

Net asset value and redemption price per share, $39,930,419 / 3,365,832 outstanding shares of beneficial interest	$11.86

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$255,761
Affiliated dividend income	3,440
Affiliated income from securities lending, net	2,154

261,355

EXPENSES
Advisory fees	87,768
Distribution fee	46,864
Custodian and accounting fees	29,000
Audit fee	26,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Loan interest expense	25
Miscellaneous	8,343

Total expenses	214,000
Less: advisory fee waiver	(39,637)

Net expenses	174,363

NET INVESTMENT INCOME (LOSS)	86,992

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	184,922
Futures transactions	(338,630)
Forward rate agreement transactions	(1,026)
Swap agreement transactions	1,679,682
Options written transactions	(15,606)

1,509,342

Net change in unrealized appreciation (depreciation) on:
Investments	1,072,012
Futures	(166,094)
Swap agreements	344,624
Options written	(7,457)

1,243,085

NET GAIN (LOSS) ON INVESTMENTS	2,752,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,839,419

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$86,992	$36,816
Net realized gain (loss) on investment transactions	1,509,342	13,198,416
Net change in unrealized appreciation (depreciation) on investments	1,243,085	(9,454,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,839,419	3,780,999

FUND SHARE TRANSACTIONS:
Fund share sold [540,473 and 251,650 shares, respectively]	6,320,790	2,738,308
Fund share repurchased [566,751 and 19,756,725 shares, respectively]	(6,561,028)	(214,084,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(240,238)	(211,346,468)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,599,181	(207,565,469)
NET ASSETS:
Beginning of period	37,331,238	244,896,707

End of period	$39,930,419	$37,331,238

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.5% ASSET-BACKED SECURITIES — 15.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust, Series 2014-1, Class B	0.942%	(c)	12/15/21	200	$198,461
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	100	100,131
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	200,492
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	300	299,233
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	100	102,152
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.792%	(c)	08/15/19	300	298,742
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.862%	(c)	11/15/18	100	99,924
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.318%	(c)	06/25/65	93	93,144
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.822%	(c)	08/15/18	100	100,150
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	300	296,320

TOTAL ASSET-BACKED SECURITIES (cost $1,789,840)					1,788,749

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.8%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	114	115,775
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	40	41,446
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	107,464
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	100	101,180
Csail Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	120	120,283
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	126,209
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2	2.673%		03/25/26	120	125,661
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	53,868
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	75	78,995
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	60	64,852
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	108,148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	23	22,523
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.184%	(c)	04/15/45	75	74,560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	76	75,828
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	103,097
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	150	155,583

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	200	$212,995
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	80	82,496
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	161,467
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	50	50,582
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,036
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.467%	(c)	10/15/44	25	25,416
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	100	100,634
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	100	100,966
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	18	17,765
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,247,795)					2,267,905

CORPORATE BONDS — 21.4%
Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	155	184,865

Banks — 6.7%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	115	133,149
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	100	101,011
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	10	11,610
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	160	177,971
JP Morgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	190	193,127
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	75	85,641
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	45	46,659
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	15	15,522

					764,690

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	10	10,174

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	16,471

Chemicals — 1.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	98,363
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	112,422

					210,785

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	40	40,518

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers (continued)
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	10	$10,241

					50,759

Diversified Financial Services — 1.0%
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	110	117,503

Electric — 1.7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	189,728

Healthcare – Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	122,346

Insurance — 2.0%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	210	223,070
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	10,384

					233,454

Oil & Gas — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	20	21,627

Pharmaceuticals — 2.2%
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	125	129,819
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	110	115,479

					245,298

Pipelines — 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	154,090
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,822

					164,912

Telecommunications — 1.0%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	100	116,463

TOTAL CORPORATE BONDS (cost $2,320,514)					2,449,075

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal National Mortgage Assoc.	1.125%		10/19/18	15	15,138
Federal National Mortgage Assoc.	1.125%		12/14/18	35	35,318
Federal National Mortgage Assoc.	1.500%		11/30/20	150	152,544
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	128	122,198

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $318,094)					325,198

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bonds	2.500%		05/15/46	15	15,631
U.S. Treasury Bonds	3.000%		05/15/45	25	28,735
U.S. Treasury Inflation Indexed Bonds	0.125%		04/15/21	91	93,077
U.S. Treasury Inflation Indexed Bonds	1.000%		02/15/46	15	16,350
U.S. Treasury Notes	1.625%		04/30/23	1,360	1,390,548

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.750%	02/28/22	305	$315,222
U.S. Treasury Notes	1.750%	03/31/22	600	619,945
U.S. Treasury Notes	2.000%	11/30/22	1,100	1,151,262

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,517,281)				3,630,770

TOTAL LONG-TERM INVESTMENTS (cost $10,193,524)				10,461,697

			Shares
SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $12,082)(w) (Note 4)			12,082	12,082

TOTAL INVESTMENTS — 91.6% (cost $10,205,606)				10,473,779
Other assets in excess of liabilities(z) — 8.4%				961,101

NET ASSETS — 100.0%				$11,434,880

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	$524,187	$559,125	$34,938

Short Positions:
4	2 Year U.S. Treasury Notes	Sep. 2016	872,104	877,313	(5,209)
20	5 Year U.S. Treasury Notes	Sep. 2016	2,408,205	2,443,281	(35,076)
9	10 Year U.S. Treasury Notes	Sep. 2016	1,191,689	1,196,859	(5,170)
5	20 Year U.S. Treasury Bonds	Sep. 2016	812,461	861,719	(49,258)

					(94,713)

					$(59,775)

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,500	06/10/20	1.833%	3 Month LIBOR(2)	$37	$(91,909)	$(91,946)
535	01/06/21	1.750%	3 Month LIBOR(1)	152	19,251	19,099
675	01/08/21	1.683%	3 Month LIBOR(1)	154	22,270	22,116
405	05/31/22	2.200%	3 Month LIBOR(2)	565	(26,706)	(27,271)
245	05/31/22	2.217%	3 Month LIBOR(2)	151	(16,396)	(16,547)
155	08/31/22	1.745%	3 Month LIBOR(2)	151	(6,211)	(6,362)
9,500	06/10/25	2.467%	3 Month LIBOR(1)	160	955,062	954,902
330	01/08/26	2.210%	3 Month LIBOR(2)	72	(26,120)	(26,192)

				$1,442	$829,241	$827,799

Cash of $674,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,788,749	$—
Commercial Mortgage-Backed Securities	—	2,267,905	—
Corporate Bonds	—	2,449,075	—
U.S. Government Agency Obligations	—	325,198	—
U.S. Treasury Obligations	—	3,630,770	—
Affiliated Mutual Fund	12,082	—	—
Other Financial Instruments*
Futures Contracts	(59,775)	—	—
Centrally Cleared Interest Rate Swaps	—	827,799	—

Total	$(47,693)	$11,289,496	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	31.8%
Commercial Mortgage-Backed Securities	19.8
Non-Residential Mortgage-Backed Securities	15.6
Banks	6.7
U.S. Government Agency Obligations	2.9
Pharmaceuticals	2.2
Insurance	2.0
Chemicals	1.8
Electric	1.7
Auto Manufacturers	1.6
Pipelines	1.4

Healthcare – Services	1.1%
Diversified Financial Services	1.0
Telecommunications	1.0
Computers	0.4
Oil & Gas	0.2
Biotechnology	0.2
Affiliated Mutual Fund	0.1
Beverages	0.1

91.6
Other assets in excess of liabilities	8.4

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$34,938	*	Due from/to broker — variation margin futures	$94,713	*
Interest rate contracts	Due from/to broker — variation margin swaps	996,117	*	Due from/to broker — variation margin swaps	168,318	*

Total		$1,031,055			$263,031

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(9,422)	$(4,786)	$(107,601)	$(378)	$266,030	$143,843

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$4,691	$(2,778)	$(69,629)	$533,314	$465,598

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$2,287	$4,757	$563,699	$5,839,907	$16,007

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $10,193,524)	$10,461,697
Affiliated investments (cost $12,082)	12,082
Deposit with broker for futures and centrally cleared swaps	954,000
Receivable for investments sold	166,123
Dividends and interest receivable	44,812
Receivable from advisor	5,010
Prepaid expenses	70

Total Assets	11,643,794

LIABILITIES:
Payable for investments purchased	119,934
Accrued expenses and other liabilities	56,507
Payable for fund share repurchased	20,834
Due to broker-variation margin swaps	10,121
Due to broker-variation margin futures	860
Affiliated transfer agent fee payable	342
Distribution fee payable	316

Total Liabilities	208,914

NET ASSETS	$11,434,880

Net assets were comprised of:
Paid-in capital	$(5,332,630)
Retained earnings	16,767,510

Net assets, June 30, 2016	$11,434,880

Net asset value and redemption price per share, $11,434,880 / 1,000,274 outstanding shares of beneficial interest	$11.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$109,161
Affiliated dividend income	998
Affiliated income from securities lending, net	468

110,627

EXPENSES
Advisory fees	29,092
Distribution fee	15,533
Audit fee	26,000
Custodian and accounting fees	17,000
Legal fees and expenses	6,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	8,438

Total expenses	115,063
Less: advisory fee waiver	(57,277)

Net expenses	57,786

NET INVESTMENT INCOME (LOSS)	52,841

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	93,799
Futures transactions	(107,601)
Forward rate agreement transactions	(378)
Swap agreement transactions	266,030
Options written transactions	(4,786)

247,064

Net change in unrealized appreciation (depreciation) on:
Investments	332,823
Futures	(69,629)
Swap agreements	533,314
Options written	(2,778)

793,730

NET GAIN (LOSS) ON INVESTMENTS	1,040,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,093,635

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$52,841	$142,704
Net realized gain (loss) on investment transactions	247,064	15,493,422
Net change in unrealized appreciation (depreciation) on investments	793,730	(12,788,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,093,635	2,847,247

FUND SHARE TRANSACTIONS:
Fund share sold [21,074 and 774,865 shares, respectively]	228,480	8,088,400
Fund share repurchased [264,583 and 19,926,971 shares, respectively]	(2,940,693)	(206,147,407)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(2,712,213)	(198,059,007)

CAPITAL CONTRIBUTIONS (NOTE 4)	35	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,618,543)	(195,211,760)
NET ASSETS:
Beginning of period	13,053,423	208,265,183

End of period	$11,434,880	$13,053,423

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 94.3% ASSET-BACKED SECURITIES — 24.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.9%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776%	(c)	08/14/24	1,300	$1,302,258
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	1,500	1,467,476

					2,769,734

Non-Residential Mortgage-Backed Securities — 23.1%
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	34	34,276
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	803	803,743
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	406	406,476
Ally Master Owner Trust, Series 2014-5, Class A1	0.932%	(c)	10/15/19	500	497,981
American Express Credit Account Master Trust, Series 2013-1, Class A	0.862%	(c)	02/16/21	200	200,459
American Express Credit Account Master Trust, Series 2013-2, Class B	1.142%	(c)	05/17/21	3,100	3,094,969
American Express Credit Account Master Trust, Series 2014-1, Class B	0.942%	(c)	12/15/21	200	198,461
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	100,406
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.847%	(c)	04/09/18	54	53,649
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	43	43,068
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(c)	10/08/19	1,200	1,201,568
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	370	370,168
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,967	1,971,838
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	709,469
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	1,800	1,832,154
BA Credit Card Trust, Series 2014-A1, Class A	0.822%	(c)	06/15/21	500	499,638
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	1,800	1,802,680
BA Credit Card Trust, Series 2015-A1, Class A	0.772%	(c)	06/15/20	600	600,693
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	421	420,532
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	2,300	2,299,214
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	0.978%	(c)	01/22/18	2,549	2,550,382
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.712%	(c)	02/15/18	37	36,594
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.722%	(c)	06/15/18	669	668,620
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.892%	(c)	11/15/18	1,747	1,749,233
Chase Issuance Trust, Series 2007-B1, Class B1	0.692%	(c)	04/15/19	300	299,217
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	2,370	2,363,942
Chase Issuance Trust, Series 2015-A1, Class A1	0.762%	(c)	02/18/20	900	900,269
Chase Issuance Trust, Series 2016-A3, Class A3	0.550%	(c)	06/15/23	1,500	1,500,942

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	1,300	$1,301,725
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.872%	(c)	07/15/21	200	200,460
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	1,300	1,329,594
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	111	111,005
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	195	194,373
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	2,460	2,463,314
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	1,200	1,199,787
Ford Credit Auto Owner Trust, Series 2012-B, Class B	1.670%		11/15/17	675	674,936
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	1,900	1,900,139
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	200	200,128
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	204,022
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	510,761
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	1,900	1,951,564
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.042%	(c)	08/15/20	4,600	4,598,627
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.828%	(c)	07/20/19	2,200	2,194,855
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.898%	(c)	10/20/19	1,000	998,605
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.948%	(c)	01/20/20	700	697,801
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	779	779,261
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.028%	(c)	06/20/18	909	909,848
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.942%	(c)	05/15/20	1,900	1,887,599
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	1,600	1,632,424
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,500	2,521,828
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	51	51,293
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	380	379,794
John Deere Owner Trust, Series 2015-A, Class A2B	0.712%	(c)	02/15/18	332	332,400
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	1,920	1,920,125
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.702%	(c)	08/16/21	300	298,469
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.962%	(c)	01/16/18	1,434	1,435,527

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	832	$832,112
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.203%	(c)	06/25/65	838	838,292
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.692%	(c)	04/17/17	71	70,883
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	1,132	1,130,573
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	974	974,205
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(c)	12/17/18	577	577,499
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	883	883,007
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	4,700	4,711,020
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	301,885
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A	1.600%		04/15/21	800	803,240
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	600	603,938
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	79	79,259
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.798%	(c)	07/22/19	100	98,773
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	1,471	1,469,884
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.672%	(c)	01/16/18	1	1,434
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.652%	(c)	03/15/17	27	27,347

					73,494,256

TOTAL ASSET-BACKED SECURITIES (cost $76,044,818)					76,263,990

COMMERCIAL MORTGAGE-BACKED SECURITIES — 27.6%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	205	205,179
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(c)	04/10/49	908	925,725
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	467	484,896
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	67	67,156
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	5,818	5,904,518
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	102,800
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	2,700	2,760,625
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.297%	(c)	12/10/49	76	80,166
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	2	2,333
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	50,257

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	6,000	$6,070,822
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	584	587,796
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	55	55,105
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	25	24,589
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	989	987,311
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	2,200	2,365,057
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	118,991
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	1,000	1,069,992
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	553,888
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,900	3,004,568
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	83,223
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	1,300	1,370,564
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	2,600	2,798,044
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,235	1,242,562
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	1,146	1,145,429
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	843	842,242
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	670	734,694
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	1,120	1,244,795
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	160	164,762
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	21,884
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	26,860
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,100	2,178,167
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	96,822
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	161,996
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,000	1,070,522
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	3,000	3,001,435
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.887%	(c)	02/12/49	4,013	4,116,213
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	4,153	4,170,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	24	23,464

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	3,127	$3,181,246
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	3,000	3,093,593
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	4,365	4,368,652
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	4,500	4,541,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	135	135,838
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	1,700	1,780,751
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,500	4,848,554
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	130	129,904
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	3,189	3,201,664
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	3,000	3,267,711
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	1,464	1,460,874
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.467%	(c)	10/15/44	42	42,361
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	13	13,123
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	3,800	3,824,100
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	2,200	2,345,393
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	1,600	1,672,997
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,777

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,165,238)					87,876,239

CORPORATE BONDS — 18.4%
Agriculture — 0.7%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	1,295	1,389,360
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	745	809,656

					2,199,016

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	400	409,232
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	1,330	1,425,961
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	55	56,674

					1,891,867

Banks — 5.1%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	2,470	2,656,680
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	345	356,633
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	10	10,937

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	535	$539,002
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%	04/08/19	25	25,585
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	105	106,062
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	125	128,782
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	840	878,312
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%	01/31/19	75	76,760
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	1,550	1,592,637
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	29,024
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	1,165	1,235,262
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	415	421,830
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	2,175	2,223,568
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	130	138,041
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	260	265,078
Morgan Stanley, Sr. Unsec’d. Notes	2.500%	01/24/19	50	51,010
Morgan Stanley, Sr. Unsec’d. Notes	3.875%	04/29/24	2,080	2,226,467
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	350	366,231
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	20	21,184
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	25	28,547
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	100	104,612
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	120	124,423
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	365	368,717
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	250	267,809
PNC Bank NA, Sr. Unsec’d. Notes, MTN	3.250%	06/01/25	335	355,923
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%	01/30/24	25	27,500
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%	03/04/21	45	46,145
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	340	348,237
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%	09/09/24	30	31,465
Wells Fargo & Co., Sub. Notes, GMTN	4.300%	07/22/27	1,035	1,117,522

				16,169,985

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	50	50,868

Biotechnology — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	350	358,991
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	350	375,530
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	2,430	2,579,467
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	2,385	2,498,702
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	770	837,897
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	400	433,146

				7,083,733

Chemicals — 0.2%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	450	481,806

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	650	706,456
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	1,885	1,909,430

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers (continued)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	355	$363,541

				2,979,427

Diversified Financial Services — 0.1%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	130	132,706
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	205	206,524
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	25	27,424

				366,654

Electric — 0.5%
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	250	267,811
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	150	166,306
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	133,823
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	265	288,873
PacifiCorp, First Mortgage	3.350%	07/01/25	780	843,316

				1,700,129

Forest Products & Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	720	755,597

Healthcare – Products — 1.1%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	650	700,142
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	655	722,457
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	1,975	2,152,997

				3,575,596

Healthcare – Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	25	25,451
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	320	340,368
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	1,060	1,134,011

				1,499,830

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	35	35,614
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,205	1,228,142
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	400	421,972
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	26,556

				1,712,284

Media — 0.8%
Charter Communications Operating LLC /Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	2,210	2,375,167

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	250	267,052

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	355	$358,965

Oil & Gas — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	50,703
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.803%	(c)	03/15/19	50	49,681
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	150	141,139

					241,523

Pharmaceuticals — 1.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%		11/06/22	290	299,869
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,260	1,320,266
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,285	1,334,550
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%		09/15/25	1,420	1,544,868
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	55,852
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,090	1,139,725
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	54,654

					5,749,784

Pipelines — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	3.700%		02/15/26	295	306,994
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,090	1,136,853
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	37,042

					1,480,889

Retail — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	2,300	2,444,479
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	492	541,189
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	27,646
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%		04/22/24	400	438,183
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	28,335

					3,479,832

Software — 0.5%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	310	319,931
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25	135	144,589
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	810	841,825
Oracle Corp., Sr. Unsec’d. Notes	3.400%		07/08/24	400	430,175

					1,736,520

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	1,450	1,483,215
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	600	698,776

					2,181,991

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	150	162,556

TOTAL CORPORATE BONDS (cost $55,612,798)					58,501,071

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	1,420	1,490,049

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	$203,309

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,614,036)					1,693,358

SOVEREIGN BONDS — 0.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	0.875%		03/17/17	1,000	1,001,356
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	1.500%		06/22/18	600	606,794
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	1.000%		02/24/17	600	601,212

TOTAL SOVEREIGN BONDS (cost $2,201,392)					2,209,362

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.5%
Federal Home Loan Banks	0.500%		09/28/16	1,200	1,200,463
Federal Home Loan Banks(hh)	1.000%		12/19/17	10,800	10,855,804
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	250	264,788
Federal National Mortgage Assoc.(hh)	1.125%		07/20/18	6,025	6,078,014
Federal National Mortgage Assoc.	1.125%		12/14/18	2,835	2,860,773
Federal National Mortgage Assoc.(k)	1.500%		11/30/20	1,820	1,850,873
Federal National Mortgage Assoc.	1.625%		01/21/20	20	20,472
Federal National Mortgage Assoc.	1.875%		02/19/19	25	25,692
Federal National Mortgage Assoc.	3.500%		TBA	7,500	7,904,296
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.604%	(s)	09/26/19	533	516,928
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	2,733	2,894,220
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,325	1,444,648
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	300	254,006
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	7,060	8,926,742
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,485	4,413,787
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.978%	(s)	07/15/20	18,071	17,251,805
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,415	1,535,265

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $66,698,261)					68,298,576

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	2,650	2,714,746
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	449	485,036
U.S. Treasury Notes	1.000%		10/31/16	15	15,033
U.S. Treasury Notes	1.000%		09/15/18	5	5,041
U.S. Treasury Strips Coupon(hh)	2.363%	(s)	08/15/30	1,210	924,872
U.S. Treasury Strips Coupon(hh)	2.519%	(s)	08/15/25	740	640,289
U.S. Treasury Strips Coupon(hh)	3.103%	(s)	11/15/34	550	372,618

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,965,206)					5,157,635

TOTAL LONG-TERM INVESTMENTS (cost $295,301,749)					300,000,231

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $16,622,557)(w) (Note 4)	16,622,557	$16,622,557

TOTAL INVESTMENTS — 99.5% (cost $311,924,306)		316,622,788
Other assets in excess of liabilities(z) — 0.5%		1,448,028

NET ASSETS — 100.0%		$318,070,816

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
851	5 Year U.S. Treasury Notes	Sep. 2016	$102,957,976	$103,961,617	$1,003,641
68	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	12,556,176	12,673,500	117,324

					1,120,965

Short Positions:
79	2 Year U.S. Treasury Notes	Sep. 2016	17,239,950	17,326,922	(86,972)
128	10 Year U.S. Treasury Notes	Sep. 2016	17,001,143	17,022,000	(20,857)
167	20 Year U.S. Treasury Bonds	Sep. 2016	27,131,823	28,781,406	(1,649,583)

					(1,757,412)

					$(636,447)

A U.S. Government Agency Obligation with a market value of $732,213 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
75,000	06/12/17	0.980%	3 Month LIBOR(2)	$319	$(218,181)	$(218,500)
50,000	06/12/18	1.355%	3 Month LIBOR(2)	262	(605,598)	(605,860)
60,000	06/12/20	1.896%	3 Month LIBOR(2)	393	(2,355,955)	(2,356,348)
20,335	01/06/21	1.750%	3 Month LIBOR(1)	232	731,709	731,477
26,765	01/08/21	1.683%	3 Month LIBOR(1)	295	883,033	882,738
4,520	06/15/21	1.105%	3 Month LIBOR(2)	114	(26,933)	(27,047)
75,000	03/18/22	2.086%	3 Month LIBOR(2)	600	(4,274,787)	(4,275,387)
29,965	05/31/22	2.200%	3 Month LIBOR(2)	(1,024)	(1,975,913)	(1,974,889)
9,080	05/31/22	2.217%	3 Month LIBOR(2)	199	(607,639)	(607,838)
30,000	06/12/22	2.242%	3 Month LIBOR(2)	312	(2,058,415)	(2,058,727)
40,000	08/10/22	2.053%	3 Month LIBOR(2)	366	(2,329,494)	(2,329,860)
6,085	08/31/22	1.745%	3 Month LIBOR(2)	183	(243,837)	(244,020)
104,000	10/09/22	1.728%	3 Month LIBOR(2)	712	(4,036,839)	(4,037,551)
212,000	05/12/25	2.229%	3 Month LIBOR(1)	1,823	16,302,205	16,300,382

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
158,000	06/12/25	2.556%	3 Month LIBOR(1)	$1,414	$16,631,762	$16,630,348
25,000	09/03/25	2.217%	3 Month LIBOR(1)	210	1,981,090	1,980,880
2,860	11/12/25	2.263%	3 Month LIBOR(2)	171	(239,451)	(239,622)
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	3,099,604	3,099,340
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	1,963,168	1,962,948
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	1,542,071	1,541,884
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	614,945	614,768
13,030	01/08/26	2.210%	3 Month LIBOR(2)	175	(1,031,358)	(1,031,533)
10,000	10/09/29	2.892%	3 Month LIBOR(1)	250	1,629,144	1,628,894
16,200	03/12/30	2.441%	3 Month LIBOR(1)	262	1,744,444	1,744,182
12,000	06/17/30	2.692%	3 Month LIBOR(1)	270	1,688,433	1,688,163
23,500	10/26/30	2.268%	3 Month LIBOR(2)	362	(2,115,649)	(2,116,011)

				$8,748	$26,691,559	$26,682,811

Cash of $6,940,000 and U.S. Treasury Obligations and U.S. Government Agency Obligations with a combined market value of $17,459,278 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$70,783	$—	$70,783
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	56,096	—	56,096
Deutsche Bank AG	09/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	22,200	—	22,200
Deutsche Bank AG	09/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	16,009	—	16,009

				$165,088	$—	$165,088

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,769,734	$—
Non-Residential Mortgage-Backed Securities	—	73,494,256	—
Commercial Mortgage-Backed Securities	—	87,876,239	—
Corporate Bonds	—	58,501,071	—
Non-Corporate Foreign Agencies	—	1,693,358	—
Sovereign Bonds	—	2,209,362	—
U.S. Government Agency Obligations	—	68,298,576	—
U.S. Treasury Obligations	—	5,157,635	—
Affiliated Mutual Fund	16,622,557	—	—
Other Financial Instruments*
Futures Contracts	(636,447)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	26,682,811	—
OTC Total Return Swap Agreements	—	165,088	—

Total	$15,986,110	$326,848,130	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Commercial Mortgage-Backed Securities	27.6%
Non-Residential Mortgage-Backed Securities	23.1
U.S. Government Agency Obligations	21.5
Affiliated Mutual Fund	5.2
Banks	5.1
Biotechnology	2.2
Pharmaceuticals	1.8
U.S. Treasury Obligations	1.6
Healthcare – Products	1.1
Retail	1.1
Computers	0.9
Collateralized Loan Obligations	0.9
Media	0.8
Sovereign Bonds	0.7
Agriculture	0.7
Telecommunications	0.7
Auto Manufacturers	0.6

Software	0.5%
Insurance	0.5
Electric	0.5
Non-Corporate Foreign Agencies	0.5
Healthcare – Services	0.5
Pipelines	0.5
Forest Products & Paper	0.2
Chemicals	0.2
Diversified Financial Services	0.1
Multi-National	0.1
Miscellaneous Manufacturing	0.1
Oil & Gas	0.1
Transportation	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,120,965	*	Due from/to broker — variation margin futures	$1,757,412	*
Interest rate contracts	Due from/to broker — variation margin swaps	48,806,004	*	Due from/to broker — variation margin swaps	22,123,193	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	165,088		—	—

Total		$50,092,057			$23,880,605

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(369,411)	$(248,134)	$(4,014,891)	$(15,822)	$17,639,028	$12,990,770

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$177,477	$(105,094)	$(1,148,559)	$15,378,846	$14,302,670

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$86,560	$179,557	$63,479,825	$111,897,885	$1,194,808

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$165,088	$—	$—	$165,088

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $295,301,749)	$300,000,231
Affiliated investments (cost $16,622,557)	16,622,557
Receivable for investments sold	12,788,175
Deposit with broker for centrally cleared swaps	6,940,000
Dividends and interest receivable	1,251,670
Unrealized appreciation on OTC swap agreements	165,088
Due from broker-variation margin futures	135,776
Prepaid expenses	625

Total Assets	337,904,122

LIABILITIES:
Payable for investments purchased	12,636,474
Payable for fund share repurchased	6,170,213
Due to broker-variation margin swaps	792,604
Advisory fees payable	136,915
Accrued expenses and other liabilities	87,613
Distribution fee payable	9,145
Affiliated transfer agent fee payable	342

Total Liabilities	19,833,306

NET ASSETS	$318,070,816

Net assets were comprised of:
Paid-in capital	$250,392,436
Retained earnings.	67,678,380

Net assets, June 30, 2016	$318,070,816

Net asset value and redemption price per share, $318,070,816 / 24,612,180 outstanding shares of beneficial interest	$12.92

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$4,611,725
Affiliated dividend income	83,782
Affiliated income from securities lending, net	19,432

4,714,939

EXPENSES
Advisory fees	1,071,501
Distribution fee	572,163
Custodian and accounting fees	44,000
Audit fee	23,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Loan interest expense	2,856
Miscellaneous	7,542

Total expenses	1,743,062
Less: distribution fee waiver	(15,935)

Net expenses	1,727,127

NET INVESTMENT INCOME (LOSS)	2,987,812

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	8,738,723
Futures transactions	(4,014,891)
Forward rate agreement transactions	(15,822)
Swap agreement transactions	17,639,028
Options written transactions	(248,134)

22,098,904

Net change in unrealized appreciation (depreciation) on:
Investments	9,125,611
Futures	(1,148,559)
Swap agreements	15,378,846
Options written	(105,094)

23,250,804

NET GAIN (LOSS) ON INVESTMENTS	45,349,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,337,520

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,987,812	$5,065,182
Net realized gain (loss) on investment transactions	22,098,904	6,547,392
Net change in unrealized appreciation (depreciation) on investments	23,250,804	2,599,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,337,520	14,211,613

FUND SHARE TRANSACTIONS:
Fund share sold [2,045,143 and 69,924,113 shares, respectively]	24,507,800	809,771,620
Fund share repurchased [25,760,877 and 30,841,054 shares, respectively]	(322,271,346)	(362,867,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(297,763,546)	446,904,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	(249,426,026)	461,116,102
NET ASSETS:
Beginning of period	567,496,842	106,380,740

End of period	$318,070,816	$567,496,842

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 89.9% ASSET-BACKED SECURITIES — 12.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.4%
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776%	(c)	08/14/24	200	$200,347
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A2, 144A	1.938%	(c)	10/23/25	325	323,087
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032%	(c)	11/07/25	250	244,579

					768,013

Non-Residential Mortgage-Backed Securities — 11.6%
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	371	370,958
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	63	62,535
American Express Credit Account Master Trust, Series 2013-2, Class B	1.142%	(c)	05/17/21	800	798,702
American Express Credit Account Master Trust, Series 2014-1, Class B	0.942%	(c)	12/15/21	175	173,653
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.867%	(c)	04/09/18	4	4,307
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	305,359
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	309,785
BA Credit Card Trust, Series 2014-A3, Class A	0.732%	(c)	01/15/20	200	200,298
BA Credit Card Trust, Series 2015-A1, Class A	0.772%	(c)	06/15/20	50	50,058
BA Credit Card Trust, Series 2016-A1, Class A^	0.835%	(c)	10/15/21	1,000	1,000,000
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	800	799,727
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	0.978%	(c)	01/22/18	567	566,752
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.722%	(c)	06/15/18	96	95,517
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.892%	(c)	11/15/18	364	364,423
Chase Issuance Trust, Series 2013-A3, Class A3	0.722%	(c)	04/15/20	200	199,711
Chase Issuance Trust, Series 2015-A1, Class A1	0.762%	(c)	02/18/20	100	100,030
Chase Issuance Trust, Series 2016-A1, Class A	0.852%	(c)	05/17/21	1,100	1,100,316
Chase Issuance Trust, Series 2016-A3, Class A3	0.550%	(c)	06/15/23	700	700,439
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	204,553
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	43	42,783
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	273	273,702
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	300	299,947
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	306,456
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	718,997
Ford Credit Auto Owner Trust, Series 2015-A, Class A2B	0.692%	(c)	01/15/18	25	24,969
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,206,306
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.042%	(c)	08/15/20	1,000	999,702

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.828%	(c)	07/20/19	800	$798,129
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	104	103,901
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.028%	(c)	06/20/18	545	545,909
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(g)	0.942%	(c)	05/15/20	300	298,042
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(c)	05/17/21	400	398,642
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	510,132
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	504,366
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	47	47,474
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.862%	(c)	11/15/18	600	599,547
John Deere Owner Trust, Series 2015-A, Class A2B	0.712%	(c)	02/15/18	47	47,486
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	349	349,114
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.962%	(c)	01/16/18	269	269,161
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.822%	(c)	08/15/18	600	600,900
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	394	393,243
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	244	243,551
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(c)	12/17/18	157	157,500
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(c)	12/17/18	204	203,771
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	1,000	1,002,345
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	201,313
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	5	5,284
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	512	511,264

					19,071,059

TOTAL ASSET-BACKED SECURITIES (cost $19,763,011)					19,839,072

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	14	13,679
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,141	1,157,749
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	600	613,472
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	170	169,253
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	412,665

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	$563,900
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	430,010
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	228,202
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	310,817
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	235,207
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	105,428
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	637,277
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	645,702
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	43	42,847
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	468	467,522
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	175	174,805
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	200	219,312
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	180	200,056
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,500	1,577,617
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/49	1,500	1,570,768
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	60	61,786
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	648,889
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	400	414,889
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	64,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	158	157,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.184%	(c)	04/17/45	448	447,354
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	501	501,440
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.887%	(c)	02/12/49	669	686,036
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	906	909,935
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335%		11/15/38	400	401,807
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	5.347%		11/15/38	410	410,989
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	208	212,083
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	625	644,499
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	900	900,753

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,000	$1,009,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	157,125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	861,965
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AM	5.478%	(c)	02/12/44	250	252,975
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	638	640,333
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	653,542
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	293	292,175
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	52	52,534
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	800	805,074
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	275	282,666
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	827,560
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	533,044
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	104,562

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,694,493)					22,711,781

CORPORATE BONDS — 7.9%
Agriculture — 0.3%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	295,038
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	155	168,452

					463,490

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	280	300,202
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	335	343,705

					643,907

Banks — 2.1%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	585	629,214
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	25	25,187
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	250	252,528
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	200	209,122
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	525	539,442
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	58,317
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	580	592,951
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	100	105,803
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	75	78,478
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	505	540,561
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	200	202,037

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	20	$20,485
Wells Fargo & Co., Sub. Notes, GMTN	4.300%	07/22/27	215	232,142

				3,486,267

Biotechnology — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25	300	312,969
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	510	541,370
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	518,599
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	210	228,517

				1,601,455

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	105	111,323
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	100	108,686
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	395	400,119
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	75	76,804

				696,932

Diversified Financial Services
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	20	20,149

Electric — 0.1%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	65,405
PacifiCorp, First Mortgage	3.350%	07/01/25	160	172,988

				238,393

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	300	326,183

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	125	131,180

Healthcare – Products — 0.4%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	100	107,714
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	135	148,903
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	436,050

				692,667

Healthcare – Services — 0.1%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	215	230,012

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	315	321,050

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	455	489,005
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	323,444

				812,449

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	110	$111,229

Pharmaceuticals — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	25	25,851
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	250	261,958
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	85	88,278
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	315,501
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	70	73,193

				764,781

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	35	36,423
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	250	260,746

				297,169

Retail — 0.4%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	398,556
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	155	170,496

				569,052

Software — 0.5%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	15	15,481
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	85	91,037
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	650	652,314
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	103,929

				862,761

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	117,634
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	225	239,162
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	325	345,648

				702,444

TOTAL CORPORATE BONDS (cost $12,295,007)				12,971,570

NON-CORPORATE FOREIGN AGENCY — 0.2%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A (cost $318,787)	2.375%	03/16/26	320	335,786

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.1%
Federal Home Loan Banks	1.000%	12/19/17	1,760	1,769,094
Federal Home Loan Banks	1.375%	02/18/21	4,570	4,623,889
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	5,220	5,528,779
Federal National Mortgage Assoc.(k)	1.125%	07/20/18	1,405	1,417,363
Federal National Mortgage Assoc.	2.625%	09/06/24	4,480	4,820,014
Federal National Mortgage Assoc.	3.500%	TBA	3,500	3,688,672
Government National Mortgage Assoc.(t)	3.500%	TBA	1,500	1,592,051
Government National Mortgage Assoc.	3.500%	TBA	500	529,980
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%	06/30/25	270	294,381
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	560	708,070

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.981%	(s)	07/15/20	2,750	$2,625,337
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.581%	(s)	10/15/19	650	629,152

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,806,584)					28,226,782

U.S. TREASURY OBLIGATIONS — 38.9%
U.S. Treasury Bonds	2.500%		02/15/45	695	723,587
U.S. Treasury Bonds	2.500%		02/15/46	180	187,432
U.S. Treasury Bonds	2.500%		05/15/46	175	182,362
U.S. Treasury Bonds(hh)	2.875%		05/15/43	2,880	3,238,537
U.S. Treasury Bonds	3.000%		05/15/45	850	977,002
U.S. Treasury Bonds	3.000%		11/15/45	20	22,997
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,161	1,189,317
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	197	212,544
U.S. Treasury Notes(hh)	1.625%		04/30/23	8,720	8,915,860
U.S. Treasury Notes	1.625%		05/15/26	8,105	8,204,100
U.S. Treasury Notes(hh)	1.750%		02/28/22	1,755	1,813,821
U.S. Treasury Notes	1.750%		03/31/22	7,715	7,971,462
U.S. Treasury Notes	2.000%		11/30/22	3,370	3,527,049
U.S. Treasury Notes	2.000%		02/15/25	16,285	17,038,181
U.S. Treasury Notes	2.125%		05/15/25	9,390	9,918,552

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,213,450)					64,122,803

TOTAL LONG-TERM INVESTMENTS (cost $145,091,332)					148,207,794

				Shares
SHORT-TERM INVESTMENT — 13.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $21,395,689)(w) (Note 4)				21,395,689	21,395,689

TOTAL INVESTMENTS — 102.9% (cost $166,487,021)					169,603,483
Liabilities in excess of other assets(z) — (2.9)%					(4,774,048)

NET ASSETS — 100.0%					$164,829,435

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,000,000 and 0.6% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 1,500,000 is approximately 0.9% of net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
35	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	$6,271,841	$6,523,125	$251,284

Short Positions:
13	2 Year U.S. Treasury Notes	Sep. 2016	2,843,325	2,851,265	(7,940)
88	5 Year U.S. Treasury Notes	Sep. 2016	10,623,597	10,750,437	(126,840)
81	10 Year U.S. Treasury Notes	Sep. 2016	10,670,529	10,771,734	(101,205)
37	20 Year U.S. Treasury Bonds	Sep. 2016	6,010,713	6,376,719	(366,006)

					(601,991)

					$(350,707)

A U.S. Government Agency Obligation with a market value of $433,784 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,000	06/12/17	0.980%	3 Month LIBOR(2)	$184	$(43,636)	$(43,820)
9,000	06/12/18	1.355%	3 Month LIBOR(2)	170	(109,008)	(109,178)
15,000	06/12/20	1.896%	3 Month LIBOR(2)	211	(588,989)	(589,200)
4,205	01/06/21	1.750%	3 Month LIBOR(1)	167	151,307	151,140
5,280	01/08/21	1.683%	3 Month LIBOR(1)	179	174,199	174,020
2,120	06/15/21	1.105%	3 Month LIBOR(2)	112	(12,632)	(12,744)
4,045	05/31/22	2.200%	3 Month LIBOR(2)	2,686	(266,730)	(269,416)
1,875	05/31/22	2.217%	3 Month LIBOR(2)	160	(125,476)	(125,636)
14,000	06/12/22	2.242%	3 Month LIBOR(2)	226	(960,593)	(960,819)
7,000	08/10/22	2.053%	3 Month LIBOR(2)	188	(407,661)	(407,849)
1,270	08/31/22	1.745%	3 Month LIBOR(2)	157	(50,891)	(51,048)
14,100	10/09/22	1.728%	3 Month LIBOR(2)	226	(547,303)	(547,529)
460	02/12/24	2.078%	3 Month LIBOR(2)	153	(28,652)	(28,805)
1,800	03/02/25	2.118%	3 Month LIBOR(1)	164	120,788	120,624
3,200	03/12/25	2.243%	3 Month LIBOR(1)	176	248,539	248,363
40,000	05/12/25	2.229%	3 Month LIBOR(1)	425	3,075,887	3,075,462
34,000	06/12/25	2.556%	3 Month LIBOR(1)	422	3,578,987	3,578,565
14,100	09/03/25	2.217%	3 Month LIBOR(1)	186	1,117,335	1,117,149
16,000	06/23/26	1.565%	3 Month LIBOR(1)	266	288,115	287,849
5,000	12/31/26	0.000%	3 Month LIBOR(1)	190	699,758	699,568
15,000	05/12/30	2.441%	3 Month LIBOR(1)	257	1,618,769	1,618,512
11,000	06/17/30	2.692%	3 Month LIBOR(1)	260	1,547,730	1,547,470
4,800	10/26/30	2.268%	3 Month LIBOR(2)	193	(432,133)	(432,326)

				$7,358	$9,047,710	$9,040,352

U.S. Treasury Obligations with a combined market value of $5,347,067 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$768,013	$—
Non-Residential Mortgage-Backed Securities	—	18,071,059	1,000,000
Commercial Mortgage-Backed Securities	—	22,711,781	—
Corporate Bonds	—	12,971,570	—
Non-Corporate Foreign Agency	—	335,786	—
U.S. Government Agency Obligations	—	28,226,782	—
U.S. Treasury Obligations	—	64,122,803	—
Affiliated Mutual Fund	21,395,689	—	—
Other Financial Instruments*
Futures Contracts	(350,707)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	9,040,352	—

Total	$21,044,982	$156,248,146	$1,000,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	38.9%
U.S. Government Agency Obligations	17.1
Commercial Mortgage-Backed Securities	13.8
Affiliated Mutual Fund	13.0
Non-Residential Mortgage-Backed Securities	11.6
Banks	2.1
Biotechnology	1.0
Software	0.5
Media	0.5
Pharmaceuticals	0.5
Collateralized Loan Obligations	0.4
Telecommunications	0.4
Computers	0.4
Healthcare – Products	0.4

Auto Manufacturers	0.4%
Retail	0.4
Agriculture	0.3
Non-Corporate Foreign Agency	0.2
Food	0.2
Insurance	0.2
Pipelines	0.2
Electric	0.1
Healthcare – Services	0.1
Forest Products & Paper	0.1
Multi-National	0.1

102.9
Liabilities in excess of other assets	(2.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$251,284	*	Due from/to broker — variation margin futures	$601,991	*
Interest rate contracts	Due from/to broker — variation margin swaps	12,618,722	*	Due from/to broker — variation margin swaps	3,578,370	*

Total		$12,870,006			$4,180,361

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(76,474)	$(50,965)	$(801,297)	$(3,240)	$1,310,048	$378,072

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$36,749	$(21,760)	$(471,049)	$7,501,863	$7,045,803

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)
$17,923	$37,203	$7,205,427	$30,984,595	$232,945

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2026 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $145,091,332)	$148,207,794
Affiliated investments (cost $21,395,689)	21,395,689
Receivable for investments sold	2,741,283
Receivable for fund share sold	1,426,683
Dividends and interest receivable	642,846
Due from broker-variation margin futures	3,648
Prepaid expenses	135

Total Assets	174,418,078

LIABILITIES:
Payable for investments purchased	9,182,543
Due to broker-variation margin swaps	296,492
Advisory fees payable	55,148
Accrued expenses and other liabilities	48,548
Distribution fee payable	4,205
Payable for fund share repurchased	1,365
Affiliated transfer agent fee payable	342

Total Liabilities	9,588,643

NET ASSETS	$164,829,435

Net assets were comprised of:
Paid-in capital	$148,856,561
Retained earnings	15,972,874

Net assets, June 30, 2016	$164,829,435

Net asset value and redemption price per share, $164,829,435 / 14,659,217 outstanding shares of beneficial interest	$11.24

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$1,152,335
Affiliated dividend income	29,159

1,181,494

EXPENSES
Advisory fees	272,715
Distribution fee	145,635
Audit fee	25,000
Custodian and accounting fees	25,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	123
Miscellaneous	3,318

Total expenses	490,791

NET INVESTMENT INCOME (LOSS)	690,703

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,088,588
Futures transactions	(801,297)
Forward rate agreement transactions	(3,240)
Swap agreement transactions	1,310,048
Options written transactions	(50,965)

1,543,134

Net change in unrealized appreciation (depreciation) on:
Investments	3,872,704
Futures	(471,049)
Swap agreements	7,501,863
Options written	(21,760)

10,881,758

NET GAIN (LOSS) ON INVESTMENTS	12,424,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,115,595

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	January 2, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$690,703	$786,746
Net realized gain (loss) on investment transactions	1,543,134	1,146,184
Net change in unrealized appreciation (depreciation) on investments	10,881,758	924,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,115,595	2,857,279

FUND SHARE TRANSACTIONS:
Fund share sold [7,135,033 and 18,609,371 shares, respectively]	77,927,710	185,514,679
Fund share repurchased [3,859,929 and 7,225,258 shares, respectively]	(41,438,708)	(73,147,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	36,489,002	112,367,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,604,597	115,224,838
NET ASSETS:
Beginning of period	115,224,838	—

End of period	$164,829,435	$115,224,838

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 85.7% ASSET-BACKED SECURITIES — 7.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	50	$50,066
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	200,492
BA Credit Card Trust, Series 2014-A1, Class A	0.822%	(c)	06/15/21	210	209,848
BA Credit Card Trust, Series 2016-A1, Class A^	0.835%	(c)	10/15/21	200	200,000
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.722%	(c)	06/15/18	48	47,759
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.892%	(c)	11/15/18	218	218,654
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	200	199,489
Chase Issuance Trust, Series 2016-A1, Class A	0.852%	(c)	05/17/21	200	200,058
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	528,593
Ford Credit Auto Lease, Series 2016-A, Class A2B	0.982%	(c)	11/15/18	50	49,993
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B	0.948%	(c)	10/22/18	100	100,025
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(c)	05/17/21	100	99,661
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%		07/25/20	100	100,757
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2A, 144A	1.330%		07/16/18	100	100,190
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	190	190,250
Santander Drive Auto Receivables Trust (Spain), Series 2016-2, Class A2B	1.092%	(c)	07/15/19	100	99,966
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	50	50,094

TOTAL ASSET-BACKED SECURITIES (cost $2,643,840)					2,645,895

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.634%	(c)	04/10/49	50	51,500
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	48	49,204
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	60	61,031
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	47	49,292
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	33	33,394
Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5	3.765%		02/10/49	390	426,183
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	49	49,247
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	50	50,590
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	50	50,837
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX	5.475%		03/10/39	50	50,570

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)	Value (Note 2)
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	$259,243
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	123,230
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	167,484
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	351	352,830
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	154,870
FHLMC Multifamily Structured Pass-Through Certificates, Series K055	2.673%		03/25/26	200	209,436
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	135,316
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	50	51,560
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	50	51,471
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	50	49,956
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.150%	(c)	02/15/51	44	46,195

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,470,517)					2,473,439

CORPORATE BONDS — 3.3%
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	20	20,104
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	15	15,390

					35,494

Banks — 1.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	160	169,730
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	25	26,317
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	25	26,727
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	60	61,670
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	25	26,964
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.000%		07/23/25	25	26,770
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	135	141,226
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		04/22/26	25	25,484

					504,888

Beverages
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	3.300%		02/01/23	15	15,805

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%		05/01/25	25	26,081

Diversified Financial Services — 0.1%
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25	25	26,728

Foods
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%		07/15/25	15	16,309

Healthcare – Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%		06/15/26	50	51,441

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Healthcare – Services (continued)
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	$25,883
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	15	15,640

				92,964

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	115	125,730
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	5,322

				131,052

Pharmaceuticals — 0.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	25	26,196

Retail — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	23	25,299

Software — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	145	145,516

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	60	62,591
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	26,574
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	25	26,588

				115,753

TOTAL CORPORATE BONDS (cost $1,134,782)				1,162,085

NON-CORPORATE FOREIGN AGENCY — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $269,389)	3.150%	07/24/24	250	268,676

SOVEREIGN BONDS — 0.6%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A (cost 215,400)	6.875%	01/17/18	200	214,849

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.0%
Federal Home Loan Banks, Bonds	1.375%	02/18/21	1,530	1,548,042
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	530	561,351
Federal Home Loan Mortgage Corp., Notes	1.375%	05/01/20	1,000	1,015,075
Federal National Mortgage Assoc.	2.625%	09/06/24	520	559,466
Federal National Mortgage Assoc.	3.500%	TBA	500	526,953
Federal National Mortgage Assoc., Notes(hh)(k)	1.875%	12/28/20	1,000	1,033,255

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,151,974)				5,244,142

U.S. TREASURY OBLIGATIONS — 51.3%
U.S. Treasury Bonds	2.500%	02/15/46	30	31,236
U.S. Treasury Bonds	2.750%	11/15/42	250	275,020
U.S. Treasury Bonds	3.000%	11/15/44	195	224,204
U.S. Treasury Bonds	3.000%	05/15/45	140	160,918
U.S. Treasury Bonds	3.000%	11/15/45	20	22,997
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	177	180,983
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	30	32,699

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Treasury Notes	1.375%	06/30/23	735	$738,790
U.S. Treasury Notes	1.625%	04/30/23	315	322,075
U.S. Treasury Notes	1.625%	05/15/26	5,142	5,204,870
U.S. Treasury Notes(hh)	1.750%	03/31/22	615	635,444
U.S. Treasury Notes	2.000%	02/15/25	4,370	4,572,112
U.S. Treasury Notes	2.125%	12/31/22	1,045	1,101,781
U.S. Treasury Notes	2.125%	05/15/25	4,220	4,457,540

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,755,194)				17,960,669

TOTAL LONG-TERM INVESTMENTS (cost $29,641,096)				29,969,755

			Shares
SHORT-TERM INVESTMENT — 16.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,710,978)(w) (Note 4)			5,710,978	5,710,978

TOTAL INVESTMENTS — 102.0% (cost $35,352,074)				35,680,733
Liabilities in excess of other assets(z) — (2.0)%				(702,011)

NET ASSETS — 100.0%				$34,978,722

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $200,000 and 0.6% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
32	10 Year U.S. Treasury Notes	Sep. 2016	$4,254,363	$4,255,500	$1,137
15	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	2,773,970	2,795,625	21,655

					22,792

Short Positions:
3	2 Year U.S. Treasury Notes	Sep. 2016	654,918	657,984	(3,066)
28	5 Year U.S. Treasury Notes	Sep. 2016	3,363,154	3,420,594	(57,440)

					(60,506)

					$(37,714)

A U.S. Government Agency Obligation with a market value of $309,977 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,420	12/31/20	1.678%	3 Month LIBOR(2)	$1,128	$(79,527)	$(80,655)
310	06/15/21	1.105%	3 Month LIBOR(2)	151	(1,847)	(1,998)
2,000	12/31/22	1.903%	3 Month LIBOR(2)	1,098	(100,307)	(101,405)
600	12/31/24	2.072%	3 Month LIBOR(2)	420	(39,590)	(40,010)
16,400	12/31/27	2.255%	3 Month LIBOR(1)	610,851	1,420,893	810,042

				$613,648	$1,199,622	$585,974

A U.S. Treasury Obligation and a U.S. Government Agency Obligation with a combined market value of $919,590 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$2,445,895	$200,000
Commercial Mortgage-Backed Securities	—	2,473,439	—
Corporate Bonds	—	1,162,085	—
Non-Corporate Foreign Agency	—	268,676	—
Sovereigns	—	214,849	—
U.S. Government Agency Obligations	—	5,244,142	—
U.S. Treasury Obligations	—	17,960,669	—
Affiliated Mutual Fund	5,710,978	—	—
Other Financial Instruments*
Futures Contracts	(37,714)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	585,974	—

Total	$5,673,264	$30,355,729	$200,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	51.3%
Affiliated Mutual Fund	16.3
U.S. Government Agency Obligations	15.0
Non-Residential Mortgage-Backed Securities	7.6
Commercial Mortgage-Backed Securities	7.1
Banks	1.4
Non-Corporate Foreign Agencies	0.8
Sovereign Bonds	0.6
Software	0.4
Media	0.4
Telecommunications	0.3

Healthcare – Services	0.3%
Auto Manufacturers	0.1
Diversified Financial Services	0.1
Pharmaceuticals	0.1
Biotechnology	0.1
Retail	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$22,792	*	Due from/to broker — variation margin futures	$60,506	*
Interest rate contracts	Due from/to broker — variation margin swaps	810,042	*	Due from/to broker — variation margin swaps	224,068	*

Total		$832,834			$284,574

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(32,334)	$39,961	$7,627

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(37,714)	$585,974	$548,260

For the period ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Interest Rate Swap Agreements(2)
$3,578,769	$2,009,036	$16,525

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2027 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $29,641,096)	$29,969,755
Affiliated investments (cost $5,710,978)	5,710,978
Receivable for investments sold	2,962,185
Dividends and interest receivable	123,393
Receivable for fund share sold	4,235
Prepaid expenses	117

Total Assets	38,770,663

LIABILITIES:
Payable for investments purchased	3,562,080
Payable for fund share repurchased	141,167
Accrued expenses and other liabilities	40,484
Due to broker-variation margin swaps	38,702
Due to broker-variation margin futures	7,604
Distribution fee payable	796
Advisory fees payable	766
Affiliated transfer agent fee payable	342

Total Liabilities	3,791,941

NET ASSETS	$34,978,722

Net assets were comprised of:
Paid-in capital	$33,922,964
Retained earnings	1,055,758

Net assets, June 30, 2016	$34,978,722

Net asset value and redemption price per share, $34,978,722 / 3,166,043 outstanding shares of beneficial interest	$11.05

STATEMENT OF OPERATIONS

(unaudited)

For the Period January 4, 2016* through June 30, 2016

INCOME
Interest income	$93,420
Affiliated dividend income	2,606

96,026

EXPENSES
Advisory fees	24,044
Distribution fee	12,838
Audit fee	24,000
Custodian and accounting fees	20,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Miscellaneous	3,383

Total expenses	101,265
Less: advisory fee waivers and/or expense reimbursement	(53,506)

Net expenses	47,759

NET INVESTMENT INCOME (LOSS)	48,267

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	122,945
Futures transactions	(32,334)
Swap agreement transactions	39,961

130,572

Net change in unrealized appreciation (depreciation) on:
Investments	328,659
Futures	(37,714)
Swap agreements	585,974

876,919

NET GAIN (LOSS) ON INVESTMENTS	1,007,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,055,758

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

January 4, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$48,267
Net realized gain (loss) on investment transactions	130,572
Net change in unrealized appreciation (depreciation) on investments	876,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,055,758

FUND SHARE TRANSACTIONS:
Fund share sold [3,240,038 shares]	34,714,355
Fund share repurchased [73,995 shares]	(791,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	33,922,964

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,978,722
NET ASSETS:
Beginning of period	—

End of period	$34,978,722

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 6.6%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus Property Group, REIT	561,131	3,807,652
Goodman Group, REIT	479,091	2,569,614
Investa Office Fund, REIT	723,228	2,326,394
Mirvac Group, REIT	1,532,314	2,330,417
Scentre Group, REIT	1,291,416	4,783,359
Stockland, REIT	989,739	3,509,126
Vicinity Centres, REIT	1,543,840	3,851,654
Westfield Corp., REIT	1,016,079	8,161,851

		31,340,067

Canada — 2.5%
Boardwalk Real Estate Investment Trust, REIT(a)	86,960	3,874,312
Brookfield Canada Office Properties, REIT	65,369	1,452,138
Canadian Apartment Properties REIT, REIT	126,547	3,248,035
Chartwell Retirement Residences, REIT	228,597	2,790,336
China Overseas Land & Investment Ltd.	136,000	433,548

		11,798,369

France — 3.0%
Fonciere Des Regions, REIT	13,190	1,165,818
Klepierre, REIT	79,345	3,501,133
Mercialys SA	64,403	1,371,166
Unibail-Rodamco SE, REIT	32,816	8,489,341

		14,527,458

Germany — 3.5%
ADO Properties SA, 144A	60,343	2,326,047
alstria office REIT-AG, REIT*	133,206	1,798,284
LEG Immobilien AG*	25,769	2,411,175
TLG Immobilien AG	112,261	2,361,055
VIB Vermoegen AG	63,611	1,368,791
Vonovia SE	181,849	6,640,057

		16,905,409

Hong Kong — 5.2%
Henderson Land Development Co. Ltd.	683,661	3,861,841
Link REIT, REIT	796,000	5,443,213
Sun Hung Kai Properties Ltd.	1,005,000	12,129,234
Wharf Holdings Ltd. (The)	570,000	3,478,441

		24,912,729

Ireland — 1.4%
Green REIT PLC, REIT	1,340,948	2,067,003
Hibernia REIT PLC, REIT	1,957,628	2,911,132
Irish Residential Properties REIT PLC, REIT	1,294,980	1,595,192

		6,573,327

Japan — 14.5%
Activia Properties, Inc., REIT	1,204	6,363,623
Advance Residence Investment Corp.	318	852,223
Daito Trust Construction Co. Ltd.	30,000	4,870,871
Daiwa House Industry Co. Ltd.	205,300	6,029,047
Daiwa House REIT Investment Corp., REIT	43	252,649
Frontier Real Estate Investment Corp.	74	384,229
GLP J-Reit, REIT	2,858	3,607,568
Hoshino Resorts REIT, Inc.	73	919,302
Invincible Investment Corp.	3,812	2,409,591
Japan Excellent, Inc.	541	740,271

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Japan Hotel REIT Investment Corp.	882	$743,739
Japan Real Estate Investment Corp., REIT	450	2,779,460
Japan Retail Fund Investment Corp., REIT	1,783	4,552,832
Kenedix Retail REIT Corp., REIT	1,634	4,399,371
LaSalle Logiport REIT*	400	407,155
Mitsubishi Estate Co. Ltd.	431,000	7,905,744
Mitsui Fudosan Co. Ltd.	681,000	15,629,485
Nippon Building Fund, Inc.	430	2,648,817
Nippon Prologis REIT, Inc.	626	1,529,302
Sumitomo Realty & Development Co. Ltd.	85,200	2,310,400

		69,335,679

Netherlands — 0.3%
Eurocommercial Properties NV, REIT, CVA	34,578	1,472,572

Singapore — 3.1%
Cache Logistics Trust, REIT	1,945,800	1,244,635
Frasers Logistics & Industrial Trust, REIT*	2,457,000	1,732,722
Global Logistic Properties Ltd.	1,264,200	1,706,734
Keppel REIT, REIT	4,845,650	3,790,312
Mapletree Commercial Trust, REIT	2,304,000	2,534,349
Suntec Real Estate Investment Trust, REIT	2,864,700	3,785,336

		14,794,088

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT	139,365	1,775,508

Sweden — 1.4%
Atrium Ljungberg AB (Class B Stock)	95,704	1,544,032
Fabege AB	91,360	1,553,827
Hufvudstaden AB (Class A Stock)	108,152	1,697,496
Kungsleden AB	168,684	1,097,629
Pandox AB	54,110	850,626

		6,743,610

Switzerland — 0.3%
PSP Swiss Property AG	15,726	1,525,835

United Kingdom — 3.3%
Big Yellow Group PLC, REIT	187,890	1,956,502
British Land Co. PLC (The), REIT	197,281	1,601,790
Derwent London PLC, REIT	16,248	566,857
Empiric Student Property PLC, REIT	1,237,916	1,775,703
Great Portland Estates PLC, REIT	22,950	192,103
Hammerson PLC, REIT	204,149	1,470,406
Kennedy Wilson Europe Real Estate PLC	95,791	1,230,038
Land Securities Group PLC, REIT	198,118	2,756,921
Segro PLC, REIT	211,021	1,169,663
Shaftesbury PLC, REIT	127,706	1,502,801
Tritax Big Box REIT PLC, REIT	1,011,060	1,761,533

		15,984,317

United States — 53.4%
Acadia Realty Trust, REIT	59,449	2,111,628
American Campus Communities, Inc., REIT	134,926	7,133,538
Apartment Investment & Management Co. (Class A Stock), REIT	119,850	5,292,576
Boston Properties, Inc., REIT	37,666	4,968,145
Brixmor Property Group, Inc.	105,077	2,780,337
Chesapeake Lodging Trust, REIT	180,450	4,195,463
Community Healthcare Trust, Inc.	93,617	1,979,063
CoreSite Realty Corp.	50,398	4,469,799
CyrusOne, Inc., REIT	111,175	6,188,001

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Duke Realty Corp., REIT	399,456	$10,649,497
Empire State Realty Trust, Inc. (Class A Stock), REIT	170,712	3,241,821
Equity LifeStyle Properties, Inc., REIT	75,938	6,078,837
Equity One, Inc., REIT	191,051	6,148,021
Equity Residential, REIT	184,128	12,682,737
Essex Property Trust, Inc.	45,008	10,265,875
Extra Space Storage, Inc., REIT	65,742	6,083,765
Federal Realty Investment Trust	61,197	10,131,163
First Potomac Realty Trust, REIT	432,827	3,982,008
Four Corners Property Trust, Inc., REIT	204,310	4,206,743
General Growth Properties, Inc., REIT	332,843	9,925,378
Healthcare Realty Trust, Inc., REIT	167,121	5,847,564
Hudson Pacific Properties, Inc., REIT	246,627	7,196,576
Kilroy Realty Corp.	35,559	2,357,206
MGM Growth Properties LLC (Class A Stock), REIT	151,245	4,035,217
Monogram Residential Trust, Inc., REIT(a)	326,657	3,335,168
National Retail Properties, Inc., REIT	170,753	8,831,345
New York REIT, Inc., REIT	778,384	7,200,052
Physicians Realty Trust, REIT	269,104	5,653,875
Public Storage, REIT	31,624	8,082,778
Regency Centers Corp., REIT	43,576	3,648,618
Retail Properties of America, Inc. (Class A Stock), REIT	260,125	4,396,113
Rexford Industrial Realty, Inc., REIT	148,019	3,121,721
RMR Group, Inc. (The) (Class A Stock)	77	2,385
Simon Property Group, Inc., REIT	87,588	18,997,837
SL Green Realty Corp., REIT	29,598	3,151,299
Sovran Self Storage, Inc., REIT	51,546	5,408,206
STORE Capital Corp., REIT	238,659	7,028,508
Sun Communities, Inc.	104,704	8,024,515
Sunstone Hotel Investors, Inc., REIT	363,740	4,390,342
Taubman Centers, Inc., REIT	89,554	6,644,907
Ventas, Inc., REIT	99,308	7,231,609
Welltower, Inc., REIT	102,032	7,771,777

		254,872,013

TOTAL LONG-TERM INVESTMENTS (cost $436,899,371)		472,560,981

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $13,957,830; includes $7,001,445 of cash collateral for securities on loan)(b)(w) (Note 4)	13,957,830	$13,957,830

TOTAL INVESTMENTS — 101.8% (cost $450,857,201)		486,518,811
Liabilities in excess of other assets — (1.8)%		(8,780,310)

NET ASSETS — 100.0%		$477,738,501

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,794,340; cash collateral of $ 7,001,445 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$31,340,067	$—
Canada	11,364,821	433,548	—
France	—	14,527,458	—
Germany	1,368,791	15,536,618	—
Hong Kong	—	24,912,729	—
Ireland	6,573,327	—	—
Japan	—	69,335,679	—
Netherlands	—	1,472,572	—
Singapore	1,732,722	13,061,366	—
Spain	1,775,508	—	—
Sweden	1,544,032	5,199,578	—
Switzerland	—	1,525,835	—
United Kingdom	1,775,703	14,208,614	—
United States	254,872,013	—	—
Affiliated Mutual Fund	13,957,830	—	—

Total	$294,964,747	$191,554,064	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$4,217,072	L1 to L2	Official Close to Model Price
Common Stocks	$5,405,025	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Retail REITs	26.6%
Residential REITs	13.9
Diversified Real Estate Activities	11.8
Office REITs	10.2
Diversified REITs	7.8
Specialized REITs	7.6
Health Care REITs	6.0
Industrial REITs	5.8
Real Estate Operating Companies	5.1
Hotel & Resort REITs	3.0
Affiliated Mutual Fund (1.5% represents investments purchased with collateral from securities on loan)	2.9
Health Care Facilities	0.6
Real Estate Development	0.3
Hotels, Resorts & Cruise Lines	0.2

101.8
Liabilities in excess of other assets	(1.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At June 30, 2016, the Portfolio did not have any derivative instruments in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

For the six months ended June 30, 2016, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(1,896)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $6,794,340:
Unaffiliated investments (cost $436,899,371)	$472,560,981
Affiliated investments (cost $13,957,830)	13,957,830
Foreign currency, at value (cost $311,456)	310,774
Receivable for investments sold	5,402,790
Dividends receivable	1,624,515
Tax reclaim receivable	873,889
Receivable for fund share sold	291,829
Receivable from affiliate	14,356
Prepaid expenses	668

Total Assets	495,037,632

LIABILITIES:
Payable for investments purchased	8,216,465
Payable to broker for collateral for securities on loan	7,001,445
Payable for fund share repurchased	1,800,000
Advisory fees payable	161,212
Accrued expenses and other liabilities	106,807
Distribution fee payable	12,860
Affiliated transfer agent fee payable	342

Total Liabilities	17,299,131

NET ASSETS	$477,738,501

Net assets were comprised of:
Paid-in capital	$350,582,680
Retained earnings	127,155,821

Net assets, June 30, 2016	$477,738,501

Net asset value and redemption price per share, $477,738,501 / 40,145,254 outstanding shares of beneficial interest	$11.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $481,578, of which $41,896 is reimbursable by an affiliate)	$7,936,239
Affiliated income from securities lending, net	59,273
Affiliated dividend income	10,453

8,005,965

EXPENSES
Advisory fees	1,920,912
Distribution fee	579,329
Custodian and accounting fees	100,000
Audit fee	21,000
Loan interest expense	9,138
Commitment fee on syndicated credit agreement	9,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	13,210

Total expenses	2,675,589

NET INVESTMENT INCOME (LOSS)	5,330,376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,574,752
Foreign currency transactions	26,757

2,601,509

Net change in unrealized appreciation (depreciation) on:
Investments	15,120,966
Foreign currencies	17,502

15,138,468

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	17,739,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,070,353

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,330,376	$8,911,545
Net realized gain (loss) on investment and foreign currency transactions	2,601,509	45,481,442
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,138,468	(56,076,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,070,353	(1,683,400)

FUND SHARE TRANSACTIONS:
Fund share sold [2,307,964 and 1,727,315 shares, respectively]	25,680,226	19,745,251
Fund share repurchased [10,012,187 and 12,255,934 shares, respectively]	(107,403,445)	(136,772,889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(81,723,219)	(117,027,638)

CAPITAL CONTRIBUTIONS (NOTE 4)	665,552	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,987,314)	(118,711,038)
NET ASSETS:
Beginning of period	535,725,815	654,436,853

End of period	$477,738,501	$535,725,815

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.5% BANK LOANS(c) — 2.9%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	3.250%	12/31/18	641	$638,915

Biotechnology — 0.1%
Concordia Healthcare Corp., Initial Dollar Term loan	5.250%	10/21/22	746	718,266

Chemicals — 0.2%
MacDermid, Inc., Term Loan B-3	5.500%	06/07/20	2,084	2,051,250

Commercial Services
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	503	370,381

Diversified Financial Services
Stardust Finance Holdings, Inc., Term Loan (Senior Lien)	6.500%	02/26/22	649	631,356

Electric — 0.3%
Dynegy, Inc., Term Loan	4.750%	06/21/23	1,145	1,124,963
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	4.934%	10/10/17	3,975	1,242,119
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	4.934%	10/10/17	6,875	2,281,568

				4,648,650

Electronics
Onex Wizard Acquisition Co., Term Loan	4.250%	03/11/22	497	495,615

Energy – Alternate Sources — 0.1%
Drillships Financing Holding, Inc., Term Loan	5.500%	07/08/21	209	124,053
Floatel International Ltd., Initial Term Loan^	6.000%	06/27/20	399	243,670
NFR Energy LLC, Term Loan (Second Lien)	8.750%	12/31/18	667	22,500
Veresen Midstream Ltd., Tranche Term Loan B-1	5.250%	03/31/22	321	309,705

				699,928

Entertainment — 0.1%
CCM Merger, Inc., Term Loan	4.500%	08/06/21	648	646,894
Scientific Games International, Inc., Initial Term Loan	6.000%	09/30/20	245	241,606

				888,500

Food Products — 0.2%
Dole Food Co., Inc., Tranche Term Loan B	4.500%	11/01/18	827	823,833
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.250%	04/29/20	1,303	1,300,774

				2,124,607

Healthcare – Services — 0.1%
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	660	659,142

Leisure Time — 0.2%
Delta 2 Lux Sarl, Facility Loan (Second Lien)	7.750%	07/29/22	650	626,275
Delta 2 Lux Sarl, Facility Loan B-3	4.750%	07/30/21	500	481,750
Graton Economic Development Authority, Incremental Term Loan B	4.750%	09/09/22	479	479,821

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Leisure Time (continued)
Intrawest Operations Group LLC, Initial Term Loan	5.000%	12/09/20	167	$167,171
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	872	829,223

				2,584,240

Media — 0.4%
CSC Holdings LLC, Initial Term Loan	5.000%	10/09/22	1,445	1,446,084
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	199	198,586
Gray Television, Inc., Term Loan B	3.938%	06/13/21	165	165,000
iHeartCommunications, Inc., Tranche Term Loan D	7.210%	01/30/19	1,863	1,359,142
iHeartCommunications, Inc., Tranche Term Loan E	7.960%	07/30/19	797	582,667
Media General, Inc., Term Loan	4.000%	07/31/20	165	164,759
MTL Publishing LLC, Term Loan	4.000%	08/19/22	164	163,506
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	10.000%	07/22/20	156	146,355
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	319	316,609
Univision Communications, Inc., Replacement Term Loan (First Lien)	4.000%	03/01/20	997	989,054
UPC Financing Partnership, Facility AH Loan	3.344%	06/30/21	440	428,450
Vertis, Inc., Term Loan^(g)(i)	14.000%	12/21/16	1,758	—

				5,960,212

Metals & Mining — 0.1%
FMG Resources PTY Ltd., Term Loan	4.250%	06/30/19	566	539,902
Peabody Energy Corp., Term Loan	4.250%	09/24/20	641	268,578

				808,480

Mining
Coeur Mining, Inc., Term Loan^(g)	9.000%	06/15/20	619	618,750

Miscellaneous Manufacturing
Viskase Cos., Inc., Initial Term Loan	4.250%	01/30/21	374	353,468

Oil & Gas — 0.1%
Alon USA Partners LP, Tranche Term Loan B^	9.250%	11/26/18	198	196,378
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	805	223,387
Shelf Drilling Holdings Ltd., Term Loan^	10.000%	10/08/18	370	175,750
Western Refining, Inc., Term Loan	5.500%	05/18/23	660	641,025

				1,236,540

Packaging & Containers
Berry Plastics Corp., Term Loan G	3.500%	01/06/21	165	163,711
Berry Plastics Corp., Term Loan H	3.750%	10/01/22	203	201,373
NVLX Acquisition LLC, Term Loan	6.000%	12/05/21	122	121,818

				486,902

Retail — 0.1%
J.Crew Group, Inc., Initial Loan	4.000%	02/28/21	949	646,298
PetSmart, Inc., Tranche Term Loan B-1	4.250%	03/11/22	530	527,705
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	814	811,991

				1,985,994

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Ltd., Dollar Term Loan B-1	4.250%	11/10/22	1,257	$1,255,803
Micro Holding LP, Closing Date Term Loan B	5.250%	12/16/22	400	399,141
NXP BV, Tranche Term Loan B	3.750%	12/07/20	149	149,483
ON Semiconductor Corp., Closing Date Term Loan	5.250%	03/03/23	316	317,354

				2,121,781

Software — 0.2%
First Data Corp., 2022 Dollar Term Loan	4.202%	09/24/18	724	723,159
Solera Holdings, Inc., Dollar Term Loan	5.750%	03/31/23	2,494	2,490,633

				3,213,792

Technology — 0.3%
Evergreen Skills Lux Sarl, Initial Term Loan (Second Lien)^	9.250%	04/30/22	3,325	1,496,250
Kronos, Inc., Initial Term Loan (Second Lien)	9.750%	04/30/20	2,692	2,703,223
SolarWinds Holdings, Inc., Initial U.S. Term Loan (First Lien)	6.500%	01/29/23	100	98,844

				4,298,317

Telecommunications — 0.1%
Avaya, Inc., Term Loan B-7	6.250%	05/29/20	936	716,609
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	749	743,099
Windstream Services LLC, Tranche Term Loan B-6	5.750%	03/14/21	472	468,365

				1,928,073

TOTAL BANK LOANS (cost $52,717,493)				39,523,159

CONVERTIBLE BOND
Electric
NRG Yield, Inc., Gtd. Notes, 144A (cost 293,323)	3.250%	06/01/20	325	299,000

CORPORATE BONDS — 92.1%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	3,175	2,786,063
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625%	02/15/24	825	849,750

				3,635,813

Aerospace & Defense — 0.8%
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	1,125	1,174,253
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,950	1,945,125
TransDigm, Inc., Gtd. Notes(a)	6.000%	07/15/22	2,528	2,541,095
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	1,675	1,699,087
TransDigm, Inc., Gtd. Notes	7.500%	07/15/21	550	583,000
TransDigm, Inc., Gtd. Notes, 144A	6.375%	06/15/26	1,941	1,936,147
Triumph Group, Inc., Gtd. Notes	4.875%	04/01/21	572	537,680

				10,416,387

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	650	676,813

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines — 0.3%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	263	$272,090
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	728,330
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	314	338,731
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	592	627,953
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	445	476,158
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates(a)	5.375%	05/15/23	2,035	2,088,879

				4,532,141

Apparel — 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A	4.625%	05/15/24	233	233,583
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	233	233,839
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%	05/01/25	975	979,875

				1,447,297

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	4.500%	04/15/20	1,619	1,637,214
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	2,448	2,432,700
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%	04/01/22	502	522,080
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%	12/15/18	1,073	1,085,071
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	754	769,080
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%	02/01/23	400	415,500

				6,861,645

Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/21	1,125	1,167,187
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	500	535,000
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	222,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%	09/15/21	350	358,925
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	635	646,906
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%	11/15/23	615	634,987
Lear Corp., Gtd. Notes	5.250%	01/15/25	2,925	3,067,594
Meritor, Inc., Gtd. Notes(a)	6.250%	02/15/24	1,457	1,245,735
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	2,900	2,711,500
MPG Holdco I, Inc., Gtd. Notes	7.375%	10/15/22	1,218	1,196,685
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A(a)	4.750%	05/15/23	2,975	3,019,625
TI Group Automotive Systems LLC (United Kingdom), Sr. Unsec’d. Notes, 144A	8.750%	07/15/23	2,000	1,960,000
Titan International, Inc., Sr. Sec’d. Notes(a)	6.875%	10/01/20	1,060	891,725
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20	189	193,016
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	3,245	3,289,619

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Parts & Equipment (continued)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	3,043	$3,082,924

					24,223,428

Banks — 2.1%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	3,033	3,078,495
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	825	837,870
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	300	300,750
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%		11/21/22	455	489,694
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	(c)	12/29/49	745	728,208
Citigroup, Inc., Jr. Sub. Notes	5.800%	(c)	11/29/49	2,110	2,038,787
Citigroup, Inc., Jr. Sub. Notes	5.875%	(c)	12/29/49	1,075	1,032,000
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	3,125	3,054,687
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/29/49	1,290	1,309,350
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/29/49	670	688,425
Credit Agricole SA (France), Jr. Sub. Notes, 144A	6.625%	(c)	09/29/49	921	835,807
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.125%	(c)	12/29/49	555	551,206
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	1,150	1,137,258
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	850	826,710
JPMorgan Chase & Co., Jr. Sub. Notes	6.000%	(c)	12/29/49	300	306,375
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	10/29/49	2,425	2,500,781
JPMorgan Chase & Co., Jr. Sub. Notes	6.125%	(c)	12/29/49	425	440,406
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	12/29/49	393	400,860
Morgan Stanley, Jr. Sub. Notes	5.550%	(c)	12/29/49	1,075	1,064,895
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.500%	(c)	12/29/49	520	475,800
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.000%	(c)	12/29/49	535	498,887
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	3,690	3,773,903
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	990	1,038,225
Societe Generale SA (France), Jr. Sub. Notes, 144A(a)	8.000%	(c)	12/29/49	985	940,084

					28,349,463

Beverages — 0.3%
Constellation Brands, Inc., Gtd. Notes	4.750%		12/01/25	675	711,281
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%		07/01/22	1,625	1,625,000
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	1,375	1,433,437

					3,769,718

Biotechnology — 0.2%
Concordia International Corp. (Canada), Gtd. Notes, 144A	7.000%		04/15/23	2,384	2,032,360

Building Materials — 2.0%
Builders FirstSource, Inc., Gtd. Notes, 144A(g)	10.750%		08/15/23	2,725	2,963,437
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%		04/01/24	830	805,100
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	1,540	1,694,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	2,725	2,581,938
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%		05/05/25	287	279,107

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Building Materials (continued)
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	1,260	$1,321,866
Griffon Corp., Gtd. Notes	5.250%	03/01/22	1,975	1,950,313
Griffon Corp., Gtd. Notes, 144A	5.250%	03/01/22	1,550	1,530,625
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	874	664,240
Headwaters, Inc., Gtd. Notes	7.250%	01/15/19	888	905,760
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	2,350	2,402,875
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	432	448,200
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%	01/15/23	425	456,786
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	471	348,540
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.125%	02/15/21	208	213,720
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,785,000; purchased 02/09/15)(a)(f)(g)	5.375%	11/15/24	1,700	1,729,750
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/23	348	355,830
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	968	1,011,560
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	3,305	3,257,475
US Concrete, Inc., Gtd. Notes, 144A	6.375%	06/01/24	1,911	1,911,000

				26,832,122

Chemicals — 3.8%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	2,660	2,656,010
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	1,000	1,000,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B, Gtd. Notes, 144A(a)	7.375%	05/01/21	1,380	1,454,175
Axiall Corp., Gtd. Notes	4.875%	05/15/23	1,675	1,721,063
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%	10/15/23	2,814	3,257,204
Blue Cube Spinco, Inc., Gtd. Notes, 144A	10.000%	10/15/25	2,036	2,351,580
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	2,575	2,188,750
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	1,350	1,132,313
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	3,017	3,047,170
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Sec’d. Notes, 144A	9.250%	06/15/23	3,642	3,705,734
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	875	895,781
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $985,000; purchased 05/09/16)(f)(g)	8.500%	11/01/22	1,000	1,000,000
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	1,567	1,751,123
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	3,037	2,539,843
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	3,000	2,602,500
Hexion, Inc., Sr. Sec’d. Notes(a)	10.000%	04/15/20	1,400	1,309,000
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	6,525	4,306,500
MMC Energy, Inc., First Lien^(i)	—%	10/15/20	500	—
Momentive Performance Materials, Inc., Sr. Sec’d. Notes	3.880%	10/24/21	600	476,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	240	237,600

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	525	$527,625
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	489,850
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	405	354,375
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	1,200	1,209,000
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	1,071	1,079,033
PQ Corp., Sr. Sec’d. Notes, 144A (original cost $775,000; purchased 04/26/16)(f)(g)	6.750%	11/15/22	775	807,937
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.000%	12/01/18	310	268,150
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.250%	01/15/21	330	267,300
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $4,340,625; purchased 12/11/12 – 02/20/15)(a)(f)(g)	8.750%	12/15/20	4,325	3,384,313
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	1,443	1,071,427
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,361,250; purchased 10/10/13 – 03/16/16)(f)(g)	7.500%	02/15/19	3,500	3,027,500
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	02/15/19	862	745,630

				50,864,736

Coal
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	82	27,060
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	8.500%	12/15/19	73	32,274
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	355	309,737

				369,071

Commercial Services — 2.8%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	561,880
ADT Corp. (The), Sr. Sec’d. Notes	4.125%	06/15/23	2,066	1,934,293
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	1,204	830,760
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	2,665	2,698,313
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	5.625%	10/01/24	1,144	1,149,720
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	2,450	2,549,520
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	625	603,125
Cenveo Corp., Sec’d. Notes, 144A	8.500%	09/15/22	590	413,000
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	1,563	1,262,123
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	450	461,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	825	843,563
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $2,753,188; purchased 01/24/14 – 05/06/15)(a)(f)(g)	6.875%	02/15/21	2,900	1,841,500
Laureate Education, Inc., Gtd. Notes, 144A(a)(g)	10.000%	09/01/19	5,275	4,615,625
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	235	241,463

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Services (continued)
Modular Space Corp., Sec’d. Notes, 144A (original cost $525,000; purchased 02/19/14)(f)(g)	10.250%	01/31/19	525	$252,000
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	472,340
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,386,125; purchased 04/12/13 – 11/20/14)(f)(g)	7.875%	05/01/18	1,350	1,282,500
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	2,524	2,675,440
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	169	177,027
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,150	2,144,625
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	820	401,800
Team Health, Inc., Gtd. Notes, 144A	7.250%	12/15/23	585	626,020
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	1,550	1,526,750
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	1,360	1,370,200
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,310	2,292,675
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	314	326,953
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	315	327,600
United Rentals North America, Inc., Gtd. Notes(a)	7.625%	04/15/22	2,810	2,999,675
United Rentals North America, Inc., Sec’d. Notes	4.625%	07/15/23	500	504,375

				37,386,115

Computers — 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24	1,910	1,994,844
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5	5,122
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	348	358,186
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	2,680	2,780,696
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	1,200	1,250,984
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36	141	152,005
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	202	217,172
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	06/15/21	370	377,316
Diebold, Inc., Gtd. Notes, 144A	8.500%	04/15/24	724	718,570
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	700	644,000
IHS, Inc., Gtd. Notes	5.000%	11/01/22	595	614,337
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	123,480
NCR Corp., Gtd. Notes	5.875%	12/15/21	64	64,960
NCR Corp., Gtd. Notes	6.375%	12/15/23	150	153,000
Western Digital Corp., Gtd. Notes, 144A	10.500%	04/01/24	8,318	8,900,260
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	366	389,790

				18,744,722

Cosmetics/Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $667,313; purchased 05/09/13 – 04/10/14)(f)(g)	4.625%	05/15/21	690	652,050

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Cosmetics/Personal Care (continued)
Revlon Consumer Products Corp., Gtd. Notes	5.750%		02/15/21	563	$543,295

					1,195,345

Distribution/Wholesale — 1.0%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	3,500	3,071,250
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%		10/01/23	1,300	1,361,750
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	675	561,937
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	1,355	1,131,425
Global Partners LP/GLP Finance Corp., Gtd. Notes(g)	7.000%		06/15/23	200	167,000
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%		09/01/22	4,430	4,585,050
HD Supply, Inc., Gtd. Notes	7.500%		07/15/20	975	1,021,215
HD Supply, Inc., Gtd. Notes, 144A	5.750%		04/15/24	469	487,760
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	255	266,156
Performance Food Group, Inc., Gtd. Notes, 144A	5.500%		06/01/24	175	178,063
Univar USA, Inc., Gtd. Notes, 144A	6.750%		07/15/23	630	622,125

					13,453,731

Diversified Financial Services — 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	475	478,563
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	450	460,463
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23	315	320,103
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%		03/15/21	232	241,280
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	130,200
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%		04/15/20	890	1,002,363
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	500	478,750
Ally Financial, Inc., Gtd. Notes	3.250%		11/05/18	783	782,021
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	920	1,064,900
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		02/13/18	564	564,000
Ally Financial, Inc., Sr. Unsec’d. Notes	3.600%		05/21/18	622	623,555
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	725	726,813
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		03/30/20	1,705	1,709,263
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		05/19/22	249	250,867
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	910	895,213
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%		09/30/24	1,095	1,115,531
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	674	677,370
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	3,030	3,083,024
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	1,400	1,442,392
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	2,629	2,740,732
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,092,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	685,750
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	1,015,770
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	1,125	1,095,469
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%		09/15/23	500	506,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%		02/01/22	1,086	1,023,696
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	3.980%	(c)	12/21/65	516	405,060
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.230%	(c)	12/21/65	4,186	3,306,940
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	4.625%		04/15/21	1,694	1,744,820

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%	12/15/20	2,574	$3,043,292
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	2,750	3,348,125
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	2,200	1,985,500
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	1,126	1,085,183
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	07/01/21	632	540,360
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	06/01/22	335	278,050
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%	10/01/20	750	703,125
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	375	351,563
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,850	1,890,478
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%	12/15/19	575	560,625
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,005	969,825
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	2,400	2,247,000
Springleaf Finance Corp., Gtd. Notes	7.750%	10/01/21	91	87,587
Springleaf Finance Corp., Gtd. Notes	8.250%	12/15/20	432	433,080

				48,187,451

Electric — 4.7%
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	2,200	2,252,250
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	625	626,563
AES Corp., Sr. Unsec’d. Notes(a)	6.000%	05/15/26	422	430,967
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	4,304	4,852,760
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%	06/01/26	800	798,000
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	750	780,000
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	503	530,665
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	3,096	3,018,600
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	5,325	5,138,625
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,525	1,483,063
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	975	989,625
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350	3,216,000
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23	3,300	2,904,000
Dynegy, Inc., Gtd. Notes(a)	6.750%	11/01/19	1,325	1,326,656
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	7,150	6,899,750
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	5,715	5,486,400
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	3,240	2,721,600
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	5,612	3,984,520
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%	06/30/23	500	353,750
Mirant Mid Atlantic Series B Pass-Through Trust, Pass-Through Certificates(g)	9.125%	06/30/17	689	659,921
Mirant Mid Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	1,218	1,150,885
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	288	279,360
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	1,846	1,757,170
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	2,250	2,216,250
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	997	1,031,895
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	1,060	1,096,114
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	2,835	2,820,825
NRG REMA LLC, Pass-Through Certificates(g)	9.237%	07/02/17	306	302,295
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,565	2,462,400
NRG Yield Operating LLC, Gtd. Notes	5.375%	08/15/24	750	746,250

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $112,250; purchased 05/27/15)(f)(g)	9.200%	11/30/29	100	$103,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes	4.600%	12/15/21	141	103,635
Talen Energy Supply LLC, Sr. Unsec’d. Notes	6.500%	06/01/25	950	788,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%	07/15/19	300	264,000
Terraform Global Operating LLC, Gtd. Notes, 144A(a)	9.750%	08/15/22	510	461,550

				64,038,344

Electrical Components & Equipment — 0.5%
Anixter, Inc., Gtd. Notes	5.500%	03/01/23	460	468,050
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,475	1,486,063
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	275	271,563
General Cable Corp., Gtd. Notes	5.750%	10/01/22	1,025	943,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	2,612	2,585,880
WESCO Distribution, Inc., Gtd. Notes, 144A	5.375%	06/15/24	575	575,000

				6,329,556

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A	5.875%	02/01/23	545	518,731
TerraForm Power Operating LLC, Gtd. Notes, 144A	6.125%	06/15/25	273	257,985

				776,716

Engineering & Construction — 0.5%
AECOM, Gtd. Notes	5.750%	10/15/22	640	652,800
AECOM, Gtd. Notes	5.875%	10/15/24	3,950	4,048,750
MasTec, Inc., Gtd. Notes	4.875%	03/15/23	1,976	1,832,740
Tutor Perini Corp., Gtd. Notes(a)	7.625%	11/01/18	806	815,067

				7,349,357

Entertainment — 3.4%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	2,650	2,636,750
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22	1,175	1,180,875
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	930	967,200
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,685,738; purchased 03/14/12 – 09/30/15)(f)(g)	9.125%	05/01/19	4,575	4,792,313
CCM Merger, Inc., Gtd. Notes, 144A	9.125%	05/01/19	225	235,687
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	605	623,150
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	374,766
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	3,375	3,341,250
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	2,526	2,570,205
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	3,545	3,677,938
EMI Music Publishing Group North America Holdings, Inc., Gtd. Notes, 144A	7.625%	06/15/24	480	493,200
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	100	103,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23	2,590	2,703,312

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Entertainment (continued)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	1,260	$1,297,800
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	275	277,063
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	700	726,250
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	600	625,500
Mood Media Corp., Gtd. Notes, 144A(g)	9.250%	10/15/20	900	630,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,100	1,138,500
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	3,500	3,561,250
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	1,525	1,521,187
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	03/15/22	755	771,987
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	1,493	1,470,605
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,325	1,331,625
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	4,475	2,662,625
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	4,255	3,457,187
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	687	748,830
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	290	286,375
Speedway Motorsports, Inc., Gtd. Notes	5.125%	02/01/23	335	340,863
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	691	696,183
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	600	613,500

				45,856,976

Environmental Control — 0.5%
Advanced Disposal Services, Inc., Gtd. Notes	8.250%	10/01/20	2,775	2,802,750
Casella Waste Systems, Inc., Gtd. Notes(a)	7.750%	02/15/19	1,114	1,136,976
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,400	1,432,368
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	972,563
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	250	242,500
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	400	411,000

				6,998,157

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%	01/15/24	180	183,600

Foods — 3.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	6.625%	06/15/24	1,419	1,465,117
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	1,375	1,375,000
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000%	12/15/17	984	996,300
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	1,620	1,671,646
Dean Foods Co., Gtd. Notes, 144A	6.500%	03/15/23	2,625	2,710,313
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,975	1,673,813
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	3,960	3,999,600
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,130,938; purchased 09/13/13 – 02/09/15)(f)(g)	7.250%	06/01/21	2,100	2,173,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,957	2,025,495

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	1,400	$1,449,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	476,100
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,872,500; purchased 05/20/15 – 03/04/16)(f)(g)	5.750%	06/15/25	3,000	2,820,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.750%	06/15/25	814	765,160
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	07/15/24	2,591	2,510,031
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(a)(f)(g)	5.875%	07/15/24	1,725	1,671,094
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,372	1,368,570
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A(a)	5.875%	01/15/24	965	1,009,631
Post Holdings, Inc., Gtd. Notes	7.375%	02/15/22	3,250	3,416,563
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	3,350	3,433,750
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	873	923,197
Post Holdings, Inc., Gtd. Notes, 144A	7.750%	03/15/24	350	384,563
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	1,642	1,820,568
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	411,450
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	715	748,741
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	876	884,760
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,437	2,540,572
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	375	314,993
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	3,944	3,292,451
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	380	402,800
US Foods, Inc., Gtd. Notes, 144A	5.875%	06/15/24	410	420,250
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	201	208,035

				49,363,063

Forest Products & Paper — 0.3%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	550	534,187
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.750%	07/15/23	400	385,000
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	600	600,000
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	950	991,563
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,725	1,336,875

				3,847,625

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	1,498	1,509,234
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	1,498	1,501,746

				3,010,980

Hand/Machine Tools — 0.1%
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,055	1,086,650

Healthcare – Products — 1.3%
Alere, Inc., Gtd. Notes	6.500%	06/15/20	346	344,270

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare – Products (continued)
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	$194,947
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%	01/15/19	1,125	1,103,906
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(a)	10.500%	12/15/18	2,875	2,939,687
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	4,025	3,320,625
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	2,550	2,540,437
Hologic, Inc., Gtd. Notes, 144A	5.250%	07/15/22	750	783,750
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	1,050	1,044,750
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	2,153	1,743,930
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	525	506,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	935	834,132
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	1,458	1,357,763
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	849	806,550
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	253,125
Teleflex, Inc., Gtd. Notes	4.875%	06/01/26	70	70,700
Teleflex, Inc., Gtd. Notes	5.250%	06/15/24	180	181,800

				18,026,997

Healthcare – Services — 6.1%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	620	601,400
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	2,885	2,827,300
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	268,178
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	6.500%	03/01/24	760	771,400
Centene Corp., Sr. Unsec’d. Notes, 144A	5.625%	02/15/21	705	734,963
Centene Corp., Sr. Unsec’d. Notes, 144A	6.125%	02/15/24	1,075	1,142,859
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	8,879	7,769,125
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	3,041	2,819,280
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	2,336	2,286,360
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	36	36,518
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/01/21	725	719,563
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%	05/01/25	740	733,525
DaVita HealthCare Partners, Inc., Gtd. Notes(a)	5.125%	07/15/24	1,010	1,021,211
DaVita HealthCare Partners, Inc., Gtd. Notes	5.750%	08/15/22	375	392,344
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	669,330
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	308,250
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.750%	10/15/24	380	392,350
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	149	161,571
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	526	576,627
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	150	162,000

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare – Services (continued)
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	$582,750
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,067,500
HCA, Inc., Gtd. Notes	5.375%	02/01/25	9,512	9,749,800
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,930	2,055,450
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,660	1,722,250
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,030	1,171,110
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	494,730
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	510,825
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	548	567,180
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	569,525
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	635	659,209
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	596	648,150
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	577	638,306
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	416,500
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	1,500	1,506,000
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	2,138	2,053,816
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	325	290,063
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	800	796,000
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	925	912,864
LifePoint Health, Inc., Gtd. Notes(a)	5.500%	12/01/21	1,804	1,880,670
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	1,000	1,040,000
LifePoint Health, Inc., Gtd. Notes, 144A	5.375%	05/01/24	230	230,575
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	900	911,250
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%	06/01/24	2,553	2,680,650
Select Medical Corp., Gtd. Notes(a)	6.375%	06/01/21	4,700	4,512,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	1,125	1,155,937
Tenet Healthcare Corp., Notes	6.000%	10/01/20	575	608,063
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	125	124,063
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.500%	04/01/21	1,600	1,612,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	317,533
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%	03/01/19	675	653,063
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	5.500%	03/01/19	200	197,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,022	1,986,616
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,765	2,647,487
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	465	476,044
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	10,774	11,041,195

				82,880,328

Holding Companies-Diversified — 0.3%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	4,205	4,331,150

Home Builders — 3.0%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	2,550	2,320,500
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	1,325	1,083,187
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,925	2,530,125
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%	05/15/25	1,175	1,072,187
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	2,900	2,740,500
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	1,025	1,042,937
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	1,056	1,087,680
CalAtlantic Group, Inc., Gtd. Notes(a)	6.250%	12/15/21	875	929,687

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Home Builders (continued)
CalAtlantic Group, Inc., Gtd. Notes(a)	8.375%		01/15/21	1,885	$2,172,462
CalAtlantic Group, Inc., Gtd. Notes	10.750%		09/15/16	66	67,089
DR Horton, Inc., Gtd. Notes	4.375%		09/15/22	194	199,820
DR Horton, Inc., Gtd. Notes	4.750%		02/15/23	1,796	1,861,105
KB Home, Gtd. Notes(a)	7.000%		12/15/21	850	854,250
KB Home, Gtd. Notes(a)	7.500%		09/15/22	1,300	1,339,000
KB Home, Gtd. Notes	7.625%		05/15/23	1,500	1,522,500
Lennar Corp., Gtd. Notes	4.500%		11/15/19	725	755,196
Lennar Corp., Gtd. Notes	4.750%		05/30/25	2,535	2,458,950
Lennar Corp., Gtd. Notes	4.875%		12/15/23	88	88,220
Lennar Corp., Gtd. Notes	12.250%		06/01/17	85	92,480
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21	1,542	1,534,290
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%		11/15/20	520	499,200
Meritage Homes Corp., Gtd. Notes	6.000%		06/01/25	1,025	1,030,125
Meritage Homes Corp., Gtd. Notes	7.000%		04/01/22	456	492,480
PulteGroup, Inc., Gtd. Notes	5.500%		03/01/26	2,113	2,165,825
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%		04/01/23	700	693,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%		04/01/25	1,500	1,492,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%		03/01/24	650	633,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%		04/15/23	2,951	2,965,755
Toll Brothers Finance Corp., Gtd. Notes	4.875%		11/15/25	242	239,580
Toll Brothers Finance Corp., Gtd. Notes	5.625%		01/15/24	700	726,250
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21	925	920,375
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	2,850	2,821,500

					40,432,505

Home Furnishings
Tempur Sealy International, Inc., Gtd. Notes	5.625%		10/15/23	540	556,200

Household Products/Wares — 0.2%
Central Garden & Pet Co., Gtd. Notes	6.125%		11/15/23	105	109,200
Prestige Brands, Inc., Gtd. Notes, 144A	5.375%		12/15/21	415	421,225
Prestige Brands, Inc., Gtd. Notes, 144A	6.375%		03/01/24	930	964,874
Spectrum Brands, Inc., Gtd. Notes	5.750%		07/15/25	932	970,445
Spectrum Brands, Inc., Gtd. Notes	6.125%		12/15/24	143	150,865

					2,616,609

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%		10/15/23	1,467	1,544,017

Insurance — 0.2%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	4.500%		05/30/20	248	256,680
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%		05/30/25	489	503,670
Hartford Financial Services Group, Inc. (The), Jr. Sub. Notes	8.125%	(c)	06/15/68	420	449,400
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	730	795,700
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%		03/15/21	277	296,218
USI, Inc., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	529	523,710

					2,825,378

Internet — 0.4%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,075	1,150,250

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Internet (continued)
Match Group, Inc., Sr. Unsec’d. Notes, 144A	6.375%	06/01/24	235	$244,400
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	529	561,793
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	580	604,650
VeriSign, Inc., Sr. Unsec’d. Notes	5.250%	04/01/25	168	172,200
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	780	791,700
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	2,160	2,203,200

				5,728,193

Iron/Steel — 0.9%
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	2,630	2,669,450
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/25	400	398,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.250%	02/25/22	3,295	3,467,987
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	10/15/39	275	266,750
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	877	828,765
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $2,642,688; purchased 04/07/14 – 07/11/14)(a)(f)(g)	6.375%	05/01/22	2,625	2,510,156
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(a)	6.375%	05/01/22	455	435,094
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	195	199,631
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	640	652,800
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	680	695,300
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%	07/01/21	262	275,100

				12,399,033

Leisure Time — 0.4%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900	1,968,875
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	389	397,753
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,713,500; purchased 05/05/15 – 04/16/16)(f)(g)	6.250%	05/15/25	1,950	1,472,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $2,619,375; purchased 07/17/14 – 06/09/16)(f)(g)	8.500%	10/15/22	2,575	2,195,187

				6,034,065

Lodging — 2.2%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	4,513	4,806,345
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	680	710,600
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	331	354,799
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	505	486,694
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	950	957,125
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	4,620	4,723,950
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	1,375	1,378,437
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	855	904,162
MGM Resorts International, Gtd. Notes	5.250%	03/31/20	750	787,500

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Lodging (continued)
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	1,095	$1,155,225
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,625	3,942,187
MGM Resorts International, Gtd. Notes(a)	6.750%	10/01/20	1,400	1,529,500
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	1,560	1,762,800
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	892,225
Station Casinos LLC, Gtd. Notes(a)	7.500%	03/01/21	384	406,560
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,766,188; purchased 05/16/13 – 05/14/15)(f)(g)	6.375%	06/01/21	3,800	3,762,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%	03/01/25	320	309,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec’d. Notes	5.375%	03/15/22	775	779,844

				29,649,553

Machinery – Construction & Mining — 0.3%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%	02/01/19	755	649,300
Oshkosh Corp., Gtd. Notes	5.375%	03/01/25	162	166,455
Terex Corp., Gtd. Notes	6.000%	05/15/21	1,925	1,927,406
Terex Corp., Gtd. Notes	6.500%	04/01/20	250	252,187
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	1,975	1,056,625

				4,051,973

Machinery – Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	1,956	1,990,230
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,825	1,961,875
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500%	02/15/24	700	782,250
Zebra Technologies Corp., Sr. Unsec’d. Notes	7.250%	10/15/22	149	157,940

				4,892,295

Media — 7.7%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	01/15/22	383	386,830
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	900	883,683
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	2,645	2,592,100
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	600	549,000
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	1,900	1,854,875
Altice SA (Luxembourg), Gtd. Notes, 144A	7.750%	05/15/22	1,020	1,030,200
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	3,505	3,478,713
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	980	980,000
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	945	935,432
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	500	526,250
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	1,125	1,153,125
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	320	342,598

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20	1,447	$1,483,913
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	5,049	5,333,006
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	635	658,813
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	345	354,056
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	09/01/23	825	853,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24	1,230	1,294,452
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	146	148,190
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	3,530	3,582,950
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	1,596	1,643,880
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,946	3,056,475
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	3,075	3,174,937
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	4,325	4,508,813
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	4,085	3,880,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,120	2,971,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	425	432,140
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,089	2,010,663
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	1,251	1,190,327
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	800	730,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,083	1,083,000
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	180	175,050
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	1,200	1,116,000
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	4,549	4,713,901
DISH DBS Corp., Gtd. Notes, 144A	7.750%	07/01/26	3,670	3,780,100
Entercom Radio LLC, Gtd. Notes(a)	10.500%	12/01/19	875	923,125
Gray Television, Inc., Gtd. Notes	7.500%	10/01/20	2,435	2,538,488
Gray Television, Inc., Sr. Unsec’d. Notes, 144A	5.875%	07/15/26	365	365,913
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	12/15/19	438	328,500
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,850	1,919,375
LIN Television Corp., Gtd. Notes	5.875%	11/15/22	1,178	1,183,890
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	1,000	1,045,000
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	800	820,000
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	300	313,125
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	280	282,800
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,544	1,574,880
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	2,305	2,339,575

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20	586	$600,650
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,731	2,655,897
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	489	467,606
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	3,492	3,452,715
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	1,065	1,096,950
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	1,575	1,626,187
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	1,690	1,728,025
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	03/15/26	500	510,000
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	575	557,796
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.750%	08/01/21	256	265,920
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24	95	98,206
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	5.375%	07/15/26	680	674,900
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	650	690,625
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	255	262,650
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	663	830,238
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	1,550	1,542,250
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	1,400	1,434,860
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25	300	294,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23	600	603,000
Univision Communications, Inc., Gtd. Notes, 144A (original cost $2,351,810; purchased 02/17/16 – 5/31/16)(f)(g)	8.500%	05/15/21	2,296	2,399,320
Univision Communications, Inc., Gtd. Notes, 144A	8.500%	05/15/21	512	535,040
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	248,125
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	1,805	1,784,694
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	395	416,725
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.375%	01/15/25	625	618,750
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	1,060	1,075,900
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	213	203,947
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.000%	10/15/24	300	294,375
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	400,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	200	193,500
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	225	228,937
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	5.875%	01/15/25	200	193,000

				104,509,356

Metal Fabricate/Hardware — 0.1%
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	320	294,400

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metal Fabricate/Hardware (continued)
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	925	$934,250

				1,228,650

Mining — 2.3%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	487,550
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	3,030	3,022,425
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	962	1,022,125
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	683	703,490
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	510	524,025
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(a)	4.875%	05/14/25	1,275	1,211,250
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	829	797,913
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	400	400,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	325	251,063
Freeport-McMoRan, Inc., Gtd. Notes	3.100%	03/15/20	605	571,725
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	1,370	1,205,600
Freeport-McMoRan, Inc., Gtd. Notes	3.875%	03/15/23	3,530	3,088,750
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	73,140
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	1,798	1,442,895
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	818	783,235
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%	10/01/20	322	272,090
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	1,450	1,500,750
Kaiser Aluminum Corp., Gtd. Notes, 144A	5.875%	05/15/24	905	929,888
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	2,745	2,799,900
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	1,915	1,958,087
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	2,232	2,176,200
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,950	1,989,000
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.500%	12/15/19	350	304,500
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%	04/15/19	405	255,150
Teck Resources Ltd. (Canada), Gtd. Notes	4.500%	01/15/21	320	278,400
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	1,600	1,351,840
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%	06/01/21	95	97,850
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	1,365	1,416,187

				30,915,028

Miscellaneous Manufacturing — 0.6%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,738	2,614,790
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	09/15/18	170	168,300
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	01/15/23	229	195,223
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	147	144,427
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	1,025	1,030,125
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $1,625,000; purchased 06/12/14)(f)(g)	6.000%	07/15/22	1,625	1,421,875
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	2,260	2,305,200

				7,879,940

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	2,670	$2,756,775

Oil & Gas — 5.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	219	232,274
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	878	842,880
Antero Resources Corp., Gtd. Notes	6.000%	12/01/20	264	266,862
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	112	114,733
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	224	230,287
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	148	168,869
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	83,750
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	281,750
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	1,195	489,950
California Resources Corp., Gtd. Notes	5.000%	01/15/20	4	2,110
California Resources Corp., Gtd. Notes	5.500%	09/15/21	414	209,070
California Resources Corp., Gtd. Notes	6.000%	11/15/24	3,512	1,720,880
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	4,663	3,310,730
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	91	72,414
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	677	716,070
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	586	615,381
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes, 144A	7.000%	06/30/24	600	616,128
Chesapeake Energy Corp., Sec’d. Notes, 144A	8.000%	12/15/22	975	826,313
Cimarex Energy Co., Gtd. Notes	5.875%	05/01/22	260	272,356
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	3,428	3,445,140
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	766,000
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	1,129	1,103,597
Continental Resources, Inc., Gtd. Notes	7.125%	04/01/21	123	126,997
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,225	1,203,563
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	714,000
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	114	76,380
Ensco PLC, Sr. Unsec’d. Notes(a)	4.700%	03/15/21	228	189,450
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	6.375%	06/15/23	403	241,800
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	1,247	760,670
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	310	219,325
Halcon Resources Corp., Sec’d. Notes, 144A(a)	8.625%	02/01/20	2,050	1,933,396
Halcon Resources Corp., Sec’d. Notes, 144A	13.000%	02/15/22	531	281,430
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	596,736
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,675,000; purchased 05/20/15)(f)(g)	5.750%	10/01/25	2,675	2,554,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,000	955,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $1,413,124; purchased 09/11/14)(a)(f)(g)	8.500%	10/01/22	1,475	1,058,313
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	8.500%	10/01/22	750	538,125
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	1,225	906,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	2,875	2,228,125

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,085	$835,450
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	3,640	3,630,900
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	646,875
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	2,350	2,285,375
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	908	908,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	634	641,925
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	911	841,536
Oasis Petroleum, Inc., Gtd. Notes	6.875%	01/15/23	38	34,580
Oasis Petroleum, Inc., Gtd. Notes	7.250%	02/01/19	610	584,075
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	163	122,657
Parker Drilling Co., Gtd. Notes(a)	7.500%	08/01/20	734	557,840
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	7.000%	11/15/23	500	483,125
Penn Virginia Corp., Gtd. Notes(i)	7.250%	04/15/19	135	51,975
Penn Virginia Corp., Gtd. Notes(i)	8.500%	05/01/20	610	234,850
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	665	532,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	1,807	1,621,783
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	646	594,320
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,171	1,091,957
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	333	317,183
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	300	282,750
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	1,227	1,150,313
Rice Energy, Inc., Gtd. Notes(a)	7.250%	05/01/23	2,275	2,309,125
Sabine Oil & Gas Corp., Gtd. Notes(i)	9.750%	02/15/17	213	4,260
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A	8.625%	11/01/18	375	275,625
SM Energy Co., Sr. Unsec’d. Notes	5.000%	01/15/24	785	671,175
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25	537	461,820
SM Energy Co., Sr. Unsec’d. Notes	6.125%	11/15/22	700	643,125
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	399	374,063
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	150	139,500
Stone Energy Corp., Gtd. Notes	7.500%	11/15/22	538	242,100
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	1,600	1,580,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%	04/15/21	790	788,025
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	3,500	3,473,750
Transocean, Inc., Gtd. Notes	8.125%	12/15/21	791	668,395
Triangle USA Petroleum Corp., Gtd. Notes, 144A (original cost $1,020,000; purchased 05/07/15)(f)(g)(i)	6.750%	07/15/22	1,200	276,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A(g)	6.000%	11/01/20	1,675	1,352,563
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(i)	5.750%	12/15/18	620	416,950
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(i)	6.125%	10/01/24	1,186	833,165
Unit Corp., Gtd. Notes(g)	6.625%	05/15/21	1,184	914,640
W&T Offshore, Inc., Gtd. Notes	8.500%	06/15/19	421	105,250
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	2,196	2,163,060
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,365	2,152,150
Whiting Petroleum Corp., Gtd. Notes	5.000%	03/15/19	685	630,200
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	519	468,397
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	413	363,440

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	4,741	$4,409,130
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	750	748,590
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	550	551,375

				75,437,321

Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	360	318,600
Basic Energy Services, Inc., Gtd. Notes	7.750%	10/15/22	272	103,360
Bristow Group, Inc., Gtd. Notes(a)	6.250%	10/15/22	1,000	756,250
CGG SA (France), Gtd. Notes(g)	6.500%	06/01/21	675	297,000
CGG SA (France), Gtd. Notes(g)	6.875%	01/15/22	90	39,150
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	560	459,200
PHI, Inc., Gtd. Notes	5.250%	03/15/19	525	485,625
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A, RegS	9.000%	03/26/18	1,170	392,535
SemGroup LP, Notes^(g)(i)	—%	12/31/49	2,555	26
SESI LLC, Gtd. Notes	7.125%	12/15/21	149	143,413
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	801,000
Weatherford International Ltd., Gtd. Notes	4.500%	04/15/22	252	216,090
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	457	338,180
Weatherford International Ltd., Gtd. Notes	7.750%	06/15/21	146	142,167
Weatherford International Ltd., Gtd. Notes	8.250%	06/15/23	144	136,800

				4,629,396

Packaging & Containers — 2.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	1,100	1,122,000
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	3,728	3,765,630
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	595,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	805	818,081
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	800	805,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	3,890	3,970,231
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	423,706
Ball Corp., Gtd. Notes	5.000%	03/15/22	475	504,213
Ball Corp., Gtd. Notes	5.250%	07/01/25	516	537,930
Berry Plastics Corp., Sec’d. Notes	5.125%	07/15/23	800	800,000
Berry Plastics Corp., Sec’d. Notes	6.000%	10/15/22	300	310,125
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	1,950	1,893,937
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	956,750
Novelis, Inc., Gtd. Notes	8.750%	12/15/20	1,436	1,497,030
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%	01/15/25	1,000	992,500
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	475	498,949
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	464	484,880
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,400	1,288,000

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Packaging & Containers (continued)
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,204,125; purchased 09/25/13 – 11/04/15)(f)(g)	6.500%	10/01/21	3,225	$3,289,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(a)	8.250%	02/15/21	475	496,907
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	771	796,057
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	1,725	1,775,887
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,050	1,084,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes, 144A	5.125%	07/15/23	555	561,937
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	1,350	1,388,813
Sealed Air Corp., Gtd. Notes, 144A	5.125%	12/01/24	1,265	1,298,206
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	775	802,125
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	160	182,000

				32,940,019

Pharmaceuticals — 1.8%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,334	1,337,335
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	2,064	1,862,554
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.875%	01/15/23	275	238,563
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.750%	01/15/22	439	407,173
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/23	815	713,125
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	375	328,125
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	775	672,313
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	1,300	1,322,750
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%	05/01/23	2,675	2,487,750
NBTY, Inc., Sr. Unsec’d. Notes, 144A	7.625%	05/15/21	360	360,450
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	690	593,400
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/21	350	298,375
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	485	428,013
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.250%	07/15/22	350	300,195
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,535	1,311,466
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	683	548,534
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	228,525
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.875%	05/15/23	3,518	2,840,786
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	5,079	4,075,898
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	1,250	1,209,375

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	500	$440,938
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	2,300	2,466,750

				24,472,393

Pipelines — 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	600	568,500
Boardwalk Pipelines LP, Gtd. Notes	4.950%	12/15/24	475	467,199
Boardwalk Pipelines LP, Gtd. Notes	5.950%	06/01/26	571	599,788
Buckeye Partners LP, Sr. Unsec’d. Notes	5.600%	10/15/44	550	521,984
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	625	590,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%	03/01/22	795	735,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	1,350	1,242,000
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	2,000	1,945,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	454	413,140
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	2,541	2,375,835
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	1,820	1,765,400
Hiland Partners Holdings LLC/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%	05/15/22	210	210,481
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	250	231,250
MPLX LP, Gtd. Notes, 144A	4.875%	12/01/24	1,895	1,846,035
MPLX LP, Gtd. Notes, 144A	4.875%	06/01/25	2,099	2,051,401
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	356	348,880
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,325	1,336,782
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	250	267,411
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,403,250; purchased 02/21/14 – 03/02/16)(f)(g)	5.625%	04/15/20	1,475	1,478,687
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	1,000	1,017,500
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	811	705,570
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	500	505,000
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	04/15/23	1,535	1,540,756
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	03/01/25	594	591,773
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	2,000	1,985,000
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.875%	06/30/26	700	702,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	210	180,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%	07/01/21	283	271,680
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.250%	05/01/23	1,037	979,965

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	$204,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	230	234,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	6.750%	03/15/24	1,500	1,537,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	312	326,040
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	616	632,940
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	105	108,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	1,175	1,224,937
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	1,220	1,277,950
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	7.850%	02/01/26	350	435,576
Williams Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	03/15/24	2,000	1,918,256

				35,376,651

Real Estate — 0.3%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,989,063; purchased 11/10/14 – 03/29/16)(f)(g)	8.250%	12/01/22	1,975	2,034,250
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	419	408,525
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	1,950	1,925,625

				4,368,400

Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/23	528	537,240
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	1,280	1,342,400
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	828,065
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	450	465,750
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	1,499	1,561,771
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	423	411,896
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	605	611,050
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	306	320,153
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,725	2,793,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	6.375%	03/01/24	975	1,038,375
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	909	927,180
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	1,675	1,662,437
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(a)	5.375%	06/01/23	925	915,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	425	436,687
VEREIT Operating Partnership LP, Gtd. Notes	4.125%	06/01/21	146	152,296
VEREIT Operating Partnership LP, Gtd. Notes	4.875%	06/01/26	65	66,625

				14,070,800

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	2,430	$2,520,371
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	240	241,800
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	1,000	1,055,620
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	1,606	1,630,090
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	2,375	2,297,813
Claire’s Stores, Inc., Sec’d. Notes	8.875%	03/15/19	750	170,625
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	6.125%	03/15/20	850	433,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	318	162,180
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,882	2,309,790
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	700	710,500
Dollar Tree, Inc., Gtd. Notes, 144A	5.750%	03/01/23	225	239,063
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	1,700	1,755,250
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	1,642	1,440,855
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	688,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	1,000	910,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	900	900,000
GameStop Corp., Gtd. Notes, 144A	6.750%	03/15/21	875	864,063
Guitar Center, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	04/15/19	467	401,620
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,073,688; purchased 09/17/13 – 01/03/14)(f)(g)	9.250%	06/15/21	1,025	1,037,813
JC Penney Corp., Inc., Sr. Sec’d. Notes, 144A	5.875%	07/01/23	70	70,437
Jo-Ann Stores LLC, Sr. Unsec’d. Notes, 144A	8.125%	03/15/19	275	263,313
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.000%	06/01/24	545	554,537
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	1,970	2,019,250
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	2,150	2,148,645
Landry’s, Inc., Gtd. Notes, 144A (original cost $3,574,800; purchased 01/29/15 – 02/10/15)(f)(g)	9.375%	05/01/20	3,310	3,475,500
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	1,225	1,029,000
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	8,126	6,622,690
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	194	188,180
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	285	277,875
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	750	750,000
Party City Holdings, Inc., Gtd. Notes, 144A	6.125%	08/15/23	360	372,600
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	637	605,150
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,685	1,545,988
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	379,600
Rite Aid Corp., Gtd. Notes	6.750%	06/15/21	800	842,000
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	4,383	4,678,853
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	363,125
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,425	1,492,688
Serta Simmons Bedding LLC, Sr. Unsec’d. Notes, 144A	8.125%	10/01/20	439	448,877

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,700	$1,670,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	1,178	1,225,862
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,700,000; purchased 05/29/15)(f)(g)	8.000%	06/15/22	1,700	1,496,000
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	399	351,120

				52,640,618

Semiconductors — 1.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%	03/01/19	611	586,560
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	7.000%	07/01/24	1,094	924,430
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	32	28,480
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	222,154
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	2,205	2,342,812
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	863	733,550
Micron Technology, Inc., Sr. Unsec’d. Notes	5.875%	02/15/22	201	188,940
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	4,035	3,439,837
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	500	423,750
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	1,745	1,452,713
Microsemi Corp., Gtd. Notes, 144A	9.125%	04/15/23	982	1,080,200
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	770	781,550
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	1,727	1,752,905
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,159	1,202,463
Qorvo, Inc., Gtd. Notes, 144A	6.750%	12/01/23	400	416,000
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,165,000
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	557	559,445
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	1,603	1,659,105

				19,959,894

Software — 3.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	7,660	5,745,000
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	9.000%	10/15/19	3,380	2,856,100
Change Healthcare Holdings, Inc., Gtd. Notes	11.000%	12/31/19	350	372,313
Change Healthcare Holdings, Inc., Gtd. Notes, 144A	6.000%	02/15/21	1,735	1,841,269
First Data Corp., Gtd. Notes, 144A(a)	7.000%	12/01/23	11,862	12,010,274
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	3,660	3,632,550
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	1,071	1,073,677
First Data Corp., Sr. Sec’d. Notes, 144A	5.375%	08/15/23	414	420,421

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Software (continued)
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $3,563,000; purchased 04/03/14 – 10/05/15)(f)(g)	7.125%	05/01/21	3,715	$3,287,775
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	4,643	4,384,756
Infor US, Inc., Sr. Sec’d. Notes, 144A(a)	5.750%	08/15/20	655	686,113
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	3,016	2,857,660
MSCI, Inc., Gtd. Notes, 144A	5.250%	11/15/24	547	559,307
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	2,031	2,066,543
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	2,000	2,010,000
Open Text Corp. (Canada), Gtd. Notes, 144A	5.625%	01/15/23	250	252,500
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	339	339,847
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500%	03/01/24	490	515,113

				44,911,218

Telecommunications — 6.5%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	1,500	1,533,750
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes	6.450%	03/15/29	559	582,757
Avaya, Inc., Sec’d. Notes, 144A(g)	10.500%	03/01/21	3,560	783,200
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	670	147,400
Avaya, Inc., Sr. Sec’d. Notes, 144A	7.000%	04/01/19	442	316,030
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	300	291,282
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	830,000
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	1,095	1,141,986
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	2,161	2,231,233
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	2,953	3,026,825
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	295	301,343
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	692	702,380
Consolidated Communications, Inc., Gtd. Notes	6.500%	10/01/22	580	520,550
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	1,250	1,300,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,336,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	1,750	1,487,500
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	5,310	5,316,637
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	1,030	971,045
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	2,203	2,337,934
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	227	228,135
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	2,035	2,154,556
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	533	563,981
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	1,024	1,059,840
Goodman Networks, Inc., Sr. Sec’d. Notes(g)	12.125%	07/01/18	1,519	759,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	3,083	1,957,705
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	441	321,930

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,885	$2,055,563
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	767	755,495
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	1,833	449,085
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	1,505	372,487
Level 3 Communications, Inc., Sr. Unsec’d. Notes	5.750%	12/01/22	1,260	1,275,750
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	305	302,331
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	500	501,875
Level 3 Financing, Inc., Gtd. Notes, 144A	5.250%	03/15/26	942	923,160
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	311	332,770
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	336,285
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	179,820
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	895	761,645
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	350	373,347
SoftBank Group Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	1,232	1,272,040
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	4,084	3,205,940
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	1,750	1,671,250
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,180	1,008,900
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20	752	787,336
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,311,050
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	442	444,763
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	1,475	1,312,750
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%	08/15/17	715	732,231
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%	03/01/17	206	212,287
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	240,084
Sprint Corp., Gtd. Notes	7.125%	06/15/24	3,244	2,587,090
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	647,047
Sprint Corp., Gtd. Notes	7.625%	02/15/25	2,707	2,141,914
Sprint Corp., Gtd. Notes	7.875%	09/15/23	4,496	3,675,480
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,650	1,645,875
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	924	956,340
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	215,280
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	699,516
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21	747	779,211
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,499	1,566,455
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	620,975
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	3,352	3,536,360
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	423	436,219
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	630	667,409
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,503,820
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,451	1,525,799
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	558,756
West Corp., Gtd. Notes, 144A(a)	5.375%	07/15/22	2,405	2,236,650
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	360	355,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	3,565	3,395,663
Windstream Services LLC, Gtd. Notes	6.375%	08/01/23	1,875	1,575,000
Windstream Services LLC, Gtd. Notes	7.500%	06/01/22	294	264,600
Windstream Services LLC, Gtd. Notes	7.500%	04/01/23	497	443,573
Windstream Services LLC, Gtd. Notes	7.750%	10/01/21	275	259,187

				87,315,462

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	5,130	$5,181,300

Transportation — 0.6%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A, RegS	10.000%	12/10/19	2,100	934,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	720	455,400
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	232	182,120
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	3,280	1,459,600
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A	7.250%	05/01/22	713	502,665
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	1,200	1,182,000
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes(i)	8.875%	06/15/21	1,801	360,200
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	3,100	2,956,625
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	650	663,000

				8,696,110

TOTAL CORPORATE BONDS (cost $1,297,419,968)				1,245,077,009

			Shares
COMMON STOCKS — 0.1%
Independent Power & Renewable Electricity Producers Dynegy, Inc.*			8,000	137,920

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg)*			79,782	371,784

Wireless Telecommunication Services
NII Holdings, Inc.*			90,376	287,396

TOTAL COMMON STOCKS (cost $2,721,579)				797,100

PREFERRED STOCKS — 0.4%
Capital Markets
Goldman Sachs Group, Inc. (The), Series K, 6.375%(g)			26,000	725,400

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc., Series A, CVT, 5.375%(g)			36,100	2,236,395

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 3.748%(g)			2,550	1,985,016

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%			1,000	1,022,188

TOTAL PREFERRED STOCKS (cost $5,629,186)				5,968,999

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

WARRANTS*	Units	Value (Note 2)
Specialty Retail
Nebraska Book Holdings, Inc., expiring 06/29/19^(g)	5,983	$—
Nebraska Book Holdings, Inc., expiring 06/29/19^(g)	2,792	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	1,101	28

TOTAL WARRANTS (cost $0)		28

TOTAL LONG-TERM INVESTMENTS (cost $1,358,781,549)		1,291,665,295

	Shares
SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $93,265,206; includes $81,769,343 of cash collateral for securities on loan)(b)(w) (Note 4)	93,265,206	93,265,206

TOTAL INVESTMENTS — 102.4% (cost $1,452,046,755)		1,384,930,501
Liabilities in excess of other assets(z) — (2.4)%		(32,919,226)

NET ASSETS — 100.0%		$1,352,011,275

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,730,824 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,268,071; cash collateral of $81,769,343 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $66,339,538. The aggregate value of $61,256,083 is approximately 4.5% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
130	2 Year U.S. Treasury Notes	Sep. 2016	$28,314,107	$28,512,657	$198,550
274	5 Year U.S. Treasury Notes	Sep. 2016	32,940,773	33,472,953	532,180
20	20 Year U.S. Treasury Bonds	Sep. 2016	3,258,859	3,446,875	188,016

					918,746

Short Position:
26	10 Year U.S. Treasury Notes	Sep. 2016	3,414,938	3,457,594	(42,656)

					$876,090

Cash of $500,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	Unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$36,792,361	$2,730,798
Convertible Bond	—	299,000	—
Corporate Bonds	—	1,245,076,983	26
Common Stocks	797,100	—	—
Preferred Stocks	3,732,604	2,236,395	—
Warrants	—	28	—
Affiliated Mutual Fund	93,265,206	—	—
Other Financial Instruments*
Futures Contracts	876,090	—	—

Total	$98,671,000	$1,284,404,767	$2,730,824

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Media	8.1%
Affiliated Mutual Fund (6.0% represents investments purchased with collateral from securities on loan)	6.9
Telecommunications	6.6
Healthcare – Services	6.2
Oil & Gas	5.7
Electric	5.0
Retail	4.0
Chemicals	4.0
Foods	3.7
Diversified Financial Services	3.6
Software	3.5
Entertainment	3.5
Home Builders	3.0
Commercial Services	2.8
Pipelines	2.6
Packaging & Containers	2.4
Mining	2.3
Lodging	2.2
Banks	2.1
Building Materials	2.0
Pharmaceuticals	1.8
Auto Parts & Equipment	1.8
Semiconductors	1.5
Computers	1.4
Healthcare – Products	1.3
Real Estate Investment Trusts (REITs)	1.0
Distribution/Wholesale	1.0
Iron/Steel	0.9
Aerospace & Defense	0.8
Transportation	0.6
Leisure Time	0.6
Miscellaneous Manufacturing	0.6
Auto Manufacturers	0.6
Engineering & Construction	0.5

Environmental Control	0.5%
Electrical Components & Equipment	0.5
Internet	0.4
Technology	0.4
Textiles	0.4
Machinery – Diversified	0.4
Insurance	0.3
Biotechnology	0.3
Oil & Gas Services	0.3
Airlines	0.3
Real Estate	0.3
Holding Companies – Diversified	0.3
Machinery – Construction & Mining	0.3
Forest Products & Paper	0.3
Beverages	0.3
Advertising	0.3
Gas	0.2
Office/Business Equipment	0.2
Household Products/Wares	0.2
Independent Power & Renewable Electricity Producers	0.2
Food Products	0.2
Semiconductors & Semiconductor Equipment	0.2
Energy – Alternate Sources	0.2
Metals & Mining	0.2
Housewares	0.1
Apparel	0.1
Metal Fabricate/Hardware	0.1
Cosmetics/Personal Care	0.1
Hand/Machine Tools	0.1
Agriculture	0.1

102.4
Liabilities in excess of other assets	(2.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$28		—	$—
Interest rate contracts	Due from/to broker — variation margin futures	918,746	*	Due from/to broker — variation margin futures	42,656	*

Total		$918,774			$42,656

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$372,391	$372,391
Interest rate contracts	286,467	—	286,467

Total	$286,467	$372,391	$658,858

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Total
Equity contracts	$28	$—	$28
Interest rate contracts	—	876,090	876,090

Total	$28	$876,090	$876,118

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Credit Default Swap Agreements- Sell Protection(2)
$40,352,151	$2,955,297	$5,000

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $80,268,071:
Unaffiliated investments (cost $1,358,781,549)	$1,291,665,295
Affiliated investments (cost $93,265,206)	93,265,206
Cash	550,429
Foreign currency, at value (cost $97,515)	79,978
Deposit with broker for futures	500,000
Receivable for investments sold	30,856,096
Dividends and interest receivable	21,469,116
Receivable for fund share sold	2,437,961
Due from broker-variation margin futures	28,594
Prepaid expenses	1,696

Total Assets	1,440,854,371

LIABILITIES:
Payable to broker for collateral for securities on loan	81,769,343
Payable for investments purchased	6,087,855
Payable to affiliate	457,567
Advisory fees payable	328,819
Accrued expenses and other liabilities	161,595
Distribution fee payable	37,575
Affiliated transfer agent fee payable	342

Total Liabilities	88,843,096

NET ASSETS	$1,352,011,275

Net assets were comprised of:
Paid-in capital	$1,133,088,252
Retained earnings	218,923,023

Net assets, June 30, 2016	$1,352,011,275

Net asset value and redemption price per share, $1,352,011,275 / 154,363,402 outstanding shares of beneficial interest	$8.76

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$46,549,631
Affiliated income from securities lending, net	566,616
Unaffiliated dividend income	161,129
Affiliated dividend income	133,051

47,410,427

EXPENSES
Advisory fees	3,710,894
Distribution fee	1,644,261
Custodian and accounting fees	170,000
Audit fee	23,000
Trustees’ fees	11,000
Insurance expenses	10,000
Shareholders’ reports	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	9,190

Total expenses	5,598,345

NET INVESTMENT INCOME (LOSS)	41,812,082

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(25,213,347)
Futures transactions	286,467
Swap agreements transactions	372,391

(24,554,489)

Net change in unrealized appreciation (depreciation) on:
Investments	76,802,166
Futures	876,090
Foreign currencies	1,698

77,679,954

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	53,125,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,937,547

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$41,812,082	$84,370,585
Net realized gain (loss) on investment and foreign currency transactions	(24,554,489)	(13,414,432)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,679,954	(120,287,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,937,547	(49,331,231)

FUND SHARE TRANSACTIONS:
Fund share sold [17,744,472 and 62,884,999 shares, respectively]	145,965,895	530,957,186
Fund share repurchased [32,332,206 and 32,948,181 shares, respectively]	(261,337,023)	(279,036,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(115,371,128)	251,920,542

CAPITAL CONTRIBUTIONS (NOTE 4)	3,246	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,430,335)	202,589,311
NET ASSETS:
Beginning of period	1,372,441,610	1,169,852,299

End of period	$1,352,011,275	$1,372,441,610

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 80.4% ASSET-BACKED SECURITIES — 7.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 2.3%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1B, 144A	2.088%	(c)	07/15/26	15,680	$15,365,439
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(c)	04/20/25	6,750	6,680,035
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029%	(c)	01/15/28	9,000	8,908,757
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168%	(c)	10/15/26	1,000	998,900
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223%	(c)	01/20/28	7,750	7,703,601
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083%	(c)	05/05/27	1,000	992,448
Mill Creek II CLO Ltd., Series 2016-1A, Class A, 144A	2.340%	(c)	04/20/28	4,750	4,751,580
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098%	(c)	04/15/26	8,715	8,694,848
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	2.134%	(c)	11/22/23	908	909,553
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134%	(c)	07/20/27	600	594,520
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048%	(c)	07/25/26	22,250	21,980,070
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(c)	05/07/26	9,250	9,234,971
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.076%	(c)	05/15/26	9,169	8,988,692
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278%	(c)	08/17/22	250	248,838
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(c)	10/20/23	1,000	999,109
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.255%	(c)	01/22/27	2,250	2,249,387
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134%	(c)	04/20/27	10,000	9,936,448
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.130%	(c)	10/14/26	10,000	9,979,591
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.113%	(c)	04/18/27	14,000	13,894,567
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.632%	(c)	11/07/25	7,750	7,571,707

					140,683,061

Non-Residential Mortgage-Backed Securities — 3.9%
Alternative Loan Trust, Series 2005-26CB, Class A7	0.753%	(c)	07/25/35	16,067	11,285,523
Alternative Loan Trust, Series 2005-38, Class A3	1.153%	(c)	09/25/35	4,652	3,953,836
Alternative Loan Trust, Series 2005-69, Class A1	1.438%	(c)	12/25/35	3,379	2,908,655
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.197%	(c)	06/10/19	19,550	19,575,890
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,155	1,157,841
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	5,067,634
CarMax Auto Owner Trust, Series 2016-1, Class A2B	0.972%	(c)	04/15/19	10,000	10,002,286
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%	(c)	04/15/19	9,500	9,475,715

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	3,997	$4,005,003
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(x)	2.603%	(c)	09/25/28	11,151	11,283,044
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(x)	2.653%	(c)	10/25/28	9,828	9,929,924
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	4,175	4,264,851
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2(x)	2.303%	(c)	10/25/27	2,240	2,237,871
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(x)	3.753%	(c)	10/25/27	5,587	5,578,687
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(x)	1.803%	(c)	04/25/28	3,497	3,503,086
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(x)	1.903%	(c)	07/25/28	16,677	16,732,212
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M2(x)	3.203%	(c)	09/25/28	3,700	3,736,132
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(x)	2.703%	(c)	11/25/28	7,000	7,040,581
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.453%	(c)	10/25/37	13,546	11,508,800
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	5,100	5,203,352
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	16,900	17,047,554
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	0.992%	(c)	07/16/18	7,000	7,005,886
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	2.843%	(c)	02/25/35	5,294	5,015,610
Mortgageit Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1	0.953%	(c)	09/25/37	13,165	12,056,272
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1	4.950%	(c)	09/25/35	23,927	20,761,656
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB3	0.903%	(c)	06/25/35	28,607	21,136,873

					231,474,774

Residential Mortgage-Backed Securities — 0.8%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2	1.053%	(c)	07/25/34	12,626	11,325,710
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.093%	(c)	05/25/34	1,582	1,488,729
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.413%	(c)	09/25/34	1,534	1,527,346
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.653%	(c)	10/25/33	2,684	2,637,455
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	1.173%	(c)	09/25/34	853	844,274
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.601%	(c)	08/26/36	4,290	3,956,135
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.353%	(c)	12/25/34	2,424	2,248,477
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A^	2.439%	(c)	10/30/47	2,888	2,880,539

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
CWABS, Inc., Asset-Backed Certificates, Series 2004-6, Class 2A5	1.233%	(c)	11/25/34	2,082	$2,024,891
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A^	2.457%	(c)	12/01/21	2,342	2,300,758
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^(g)	2.457%	(c)	05/01/20	4,145	4,052,196
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A^	2.457%	(c)	11/01/20	2,435	2,380,488
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.153%	(c)	09/25/34	759	684,599
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.173%	(c)	12/25/34	2,360	2,154,074
Morgan Stanley ABS Capital I, Inc., Series 2002-HE3, Class A2	1.533%	(c)	03/25/33	141	138,221
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.353%	(c)	05/25/34	4,561	4,332,691
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.353%	(c)	05/25/34	1,299	1,192,367
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1	1.578%	(c)	09/25/32	3,061	2,859,424
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	1.033%	(c)	06/25/33	941	859,157

					49,887,531

TOTAL ASSET-BACKED SECURITIES (cost $417,816,086)					422,045,366

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	137	136,787
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	3,034	3,030,861
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.800%	(c)	04/10/49	10,200	10,505,968
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	8,010	8,312,498
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM	5.568%	(c)	10/12/41	14,610	14,665,372
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	21,782	22,104,895
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	3,000	3,025,210
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,488,167
Citigroup Commercial Mortgage Trust, Series 2014-GC25	3.635%		10/10/47	5,485	5,957,616
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	10,176,975
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,098,722
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	2,200	2,312,740
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	8,677	8,702,169
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	16,700	17,074,975

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class AM	5.509%		09/15/39	2,639	$2,638,159
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	26,670	26,984,807
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX	5.475%		03/10/39	1,845	1,866,032
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	584	587,796
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	32	31,965
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	890	888,580
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	5,322,146
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	8,345,938
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	19,250	20,025,517
Commercial Mortgage Trust, Series 2015-CR24, Class A5	3.696%		08/10/55	10,000	10,949,694
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,995,110
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,847,740
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/53	5,000	5,476,606
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	15,000	16,482,456
Commercial Mortgage Trust, Series 2016-CR28, Class A4	3.762%		02/10/49	15,000	16,423,365
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	11,162	11,225,901
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A1A	5.361%		02/15/40	14,039	14,218,503
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	45,933
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	10,000	10,931,091
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,955,849
DBUBS Mortgage Trust, Series 2011-LC3, Class A2	3.642%		08/10/44	1,110	1,109,217
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	9,800	10,453,311
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	8,000	8,505,403
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,357,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	13,185	14,654,125
FHLMC Multifamily Structured Pass-Through Certificates, Series K042, Class A2	2.670%		12/25/24	4,000	4,203,310
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	15,410	16,349,652
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class A2	3.205%		03/25/25	15,639	17,068,803
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.151%		11/25/25	25,700	27,922,120
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	3,260,409

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	$1,151,896
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	5,326,999
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	8,400	9,085,572
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	51,048	51,866,536
GS Mortgage Securities Trust, Series 2006-GG8, Class AM	5.591%		11/10/39	4,860	4,885,360
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	3,031	3,039,985
GS Mortgage Securities Trust, Series 2013-GC16, Class A2	3.033%		11/10/46	12,957	13,375,490
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	20,000	22,165,034
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,181,841
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	16,762	17,306,736
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A1	1.247%		01/15/47	3,158	3,161,364
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,650	5,860,308
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,375,442
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,449,252
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	5,918	6,248,913
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,770,581
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.184%	(c)	04/15/45	5,599	5,591,923
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	11,000	11,005,262
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.887%	(c)	02/12/49	11,538	11,834,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	9,887	10,053,896
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	34,560	36,084,829
LB Commercial Mortgage Trust, Series 2007-C3, Class AMB	5.189%		07/15/44	20,000	20,555,692
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	19,316	19,653,835
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%	(c)	02/15/40	19,330	19,606,913
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	17,500	18,014,969
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	7,420	7,488,785
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,040	4,082,884
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	1,930,739
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	15,000	15,552,782

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	$4,190,003
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4	3.526%		12/15/47	18,000	19,474,684
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	6,000	6,464,739
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	5,000	5,453,718
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	940,291
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	3,406	3,398,357
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	11,823	11,810,593
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	5,753	5,778,709
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	844	843,832
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	15,380	15,477,540
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	6,591	6,652,811
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	22,537	22,754,768
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	403	403,594
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889%	(c)	06/15/49	3,479	3,576,540
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.147%	(c)	02/15/51	8,819	9,158,172
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844%		10/15/45	10,000	10,059,792
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	25,447	26,381,271
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	10,145,882
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%		09/15/58	7,000	7,517,256
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	7,000	7,526,727

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $913,549,645)					921,437,024

CORPORATE BONDS — 47.7%
Agriculture — 1.7%
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24	10,600	11,858,644
Altria Group, Inc., Gtd. Notes(a)	4.750%		05/05/21	7,000	7,984,403
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	3,165	3,395,618
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%		02/25/21	25,200	25,498,746
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	2,525	2,594,498
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	4,500	5,013,976
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	2,000	2,173,574
Reynolds American, Inc., Gtd. Notes	4.450%		06/12/25	36,800	41,213,718
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	865	1,025,546

					100,758,723

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines
Continental Airlines, Inc., Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,429	$1,600,333
Continental Airlines, Inc., Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	191	203,466
Delta Air Lines, Inc., Pass-Through Certificates, Series 2010-1, Class A	6.200%		07/02/18	422	450,657

					2,254,456

Auto Manufacturers — 1.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%		05/19/25	7,295	7,714,055
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	40,530	43,454,280
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.375%		08/06/23	2,500	2,717,102
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	7,150	8,527,626
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	2,205	2,270,213
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,385	3,881,607
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	1,020	1,019,280
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	10,000	10,281,480
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	21,246	21,798,056

					101,663,699

Auto Parts & Equipment — 0.1%
Lear Corp., Gtd. Notes	5.250%		01/15/25	3,767	3,950,641

Banks — 9.8%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,000	6,090,000
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,160	2,295,000
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	7,430	7,646,562
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	15,000	15,500,820
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	2,235	2,370,913
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	25,920	27,879,008
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	5,500	6,187,720
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,000	1,071,648
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	14,175	14,435,040
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	8,250	8,528,174
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	22,530	23,346,014
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	865	858,896
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.375%		01/12/26	23,543	23,771,367
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.200%		02/05/25	10,000	10,074,810
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	4,230	4,364,852
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	2,430	2,498,142
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	904,300
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	8,500	8,281,338
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.300%		04/27/25	9,500	9,730,888
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	15,000	15,380,235
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	10,960	11,537,460
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	11,400	11,919,943
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	8,045	8,287,243
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	3,200	3,382,442
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	9,600	10,041,034
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,896,272
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	768,048
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	8,000	7,911,360

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	6,150	$6,319,174
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		05/22/25	8,925	9,321,011
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	15,000	15,787,515
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	24,750	26,459,482
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	2,750	2,915,855
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	12,000	12,404,268
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	4,976,324
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/29/49	7,000	6,973,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,020,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	15,000	15,417,420
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	6,250	6,636,588
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.900%		07/15/25	37,195	40,117,002
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	13,865	14,669,628
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500%		05/14/25	10,000	10,275,150
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,118,674
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	8,000	7,680,000
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	4,000	4,281,668
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	3,200	3,389,360
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	15,000	15,923,820
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	32,600	34,907,721
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	10,300	10,775,005
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,165	1,207,944
PNC Bank NA, Sr. Unsec’d. Notes	3.300%		10/30/24	2,000	2,142,474
PNC Bank NA, Sub. Notes	3.800%		07/25/23	1,295	1,396,294
PNC Bank NA, Sub. Notes	4.200%		11/01/25	3,250	3,652,077
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	3,835	3,976,312
State Street Corp., Sr. Unsec’d. Notes	3.550%		08/18/25	7,400	8,047,248
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,158,485
Svenska Handelsbanken AB (Sweden), Gtd. Notes, GMTN	2.400%		10/01/20	8,500	8,710,086
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	14,755	15,294,266
Wells Fargo & Co., Jr. Sub. Notes(a)	5.875%	(c)	12/29/49	7,500	7,996,875
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		04/22/26	17,940	18,287,157
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	7,150	7,323,216
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	9,840	10,624,553

					589,145,931

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	20,360	21,452,721
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	29,000	31,066,134
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%		01/15/20	4,720	5,298,464

					57,817,319

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Biotechnology — 2.3%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.125%	05/01/25	26,447	$27,590,330
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,500	6,974,130
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	7,054,616
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	15,625	16,586,078
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	3,740	4,025,927
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	15,315	15,818,067
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	18,350	19,224,818
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	10,000	10,666,640
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	20,900	22,742,920
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	5,500	5,955,763

				136,639,289

Building Materials — 0.2%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%	07/15/18	1,000	1,122,761
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	2,700	2,871,404
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	681,684
USG Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	5,000	5,237,500

				9,913,349

Chemicals — 2.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	799,564
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	11,672	11,872,828
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	6,228,354
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	3,025	3,009,875
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,615,184
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	2,054,808
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	22,185	23,548,623
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,806	1,973,826
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	2,750	2,799,423
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,084,619
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	29,521	31,607,574
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,951,035
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,548,903
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(a)	7.375%	05/01/21	12,857	13,548,064
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	4,000	4,110,000
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625%	10/01/24	5,000	5,125,000

				122,877,680

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%	11/01/18	260	266,466
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,440,379; purchased 11/02/15)(f)(g)	3.800%	11/01/25	2,445	2,615,685
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	3,000	3,022,500

				5,904,651

Computers — 1.5%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	02/23/23	33,280	34,971,156
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	18,100	19,190,018
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	5,000	5,434,275

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	3,580	$3,667,388
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	3,045	3,134,130
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	14,735	14,925,966
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	2,765	2,831,526
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	3,075	3,334,905

				87,489,364

Diversified Financial Services — 2.0%
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	4,800	4,902,725
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	10,000	10,074,330
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,804,278
GE Capital International Funding Co., Gtd. Notes, 144A	3.373%	11/15/25	23,432	25,429,109
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,395,163
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	3,820	3,867,750
Private Export Funding Corp., Gov’t. Gtd. Notes	2.250%	12/15/17	1,500	1,531,024
Private Export Funding Corp., Gov’t. Gtd. Notes	2.250%	03/15/20	9,638	9,941,655
Private Export Funding Corp., Gov’t. Gtd. Notes	2.800%	05/15/22	4,008	4,295,959
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	22,250	23,071,003
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	29,425	31,458,591

				120,771,587

Electric — 2.5%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	3,366	3,551,130
Commonwealth Edison Co., First Mortgage Bonds	3.400%	09/01/21	5,000	5,391,375
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,922,935
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	5,000	4,800,000
Duke Energy Progress LLC, First Mortgage Bonds(a)	3.250%	08/15/25	15,165	16,394,593
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	912,674
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	792,922
Florida Power & Light Co., First Mortgage Bonds	3.125%	12/01/25	24,148	25,906,409
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,272,302
Kentucky Utilities Co., First Mortgage Bonds	3.300%	10/01/25	2,150	2,322,092
Louisville Gas & Electric Co., First Mortgage Bonds	3.300%	10/01/25	3,065	3,292,579
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,737,961
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	1,227	1,269,945
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	3,215	3,324,535
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,850,759
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	24,380	26,576,297
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	2,270	2,454,266
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,321,850
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	2,505	2,638,972
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	7,500	7,916,452
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	9,255	9,771,161

				150,421,209

Entertainment — 0.1%
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22	2,475	2,487,375

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Entertainment (continued)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,290	$2,373,012

				4,860,387

Food — 0.6%
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,947,500; purchased 01/11/16)(f)(g)	7.250%	06/01/21	3,000	3,105,000
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	655	687,776
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	30,980	33,683,872

				37,476,648

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	2,500	2,623,600
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	4,061	4,511,669

				7,135,269

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,224,346
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,540,676

				6,765,022

Healthcare – Products — 1.2%
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	4,215	4,649,094
Medtronic, Inc., Gtd. Notes	3.150%	03/15/22	13,880	14,812,306
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	28,340	30,894,142
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	10,198	10,862,644
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,730,265

				68,948,451

Healthcare – Services — 3.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,648,781
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	17,315	17,885,096
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	14,975	15,503,962
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	5,078,460
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,000	5,125,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	17,375	18,037,422
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	393,235
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	45,030	46,578,131
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	138,634
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	30,145	31,127,275
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.625%	05/15/26	23,350	24,151,606
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	6,000	6,330,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	3,300	3,475,745
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	12,430	12,960,251
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	2,805	3,000,851
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	14,768	16,202,224
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	2,860	3,229,134

				216,865,807

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Housewares — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	$14,695,569

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	17,315	17,647,535
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	5,000	5,274,655
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,029,053
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	11,865	12,411,288
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	24,000	25,581,576
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,448,089
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	366,906
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,786,384
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	2,565	2,631,359
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	3,635	4,059,099
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,677,004
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,545,658
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,751,877
Swiss Re Treasury U.S. Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,200,066
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	753,817
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	570,664

				88,735,030

Lodging — 0.1%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,000	2,143,800
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,371,102

				3,514,902

Machinery – Diversified — 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.375%	07/14/20	7,700	7,950,520
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	9,006,027

				16,956,547

Media — 1.8%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	704,077
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	4,130,000
Charter Communications Operating LLC /Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	6,840	7,351,194
Charter Communications Operating LLC /Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	25,125	27,469,213
Comcast Corp., Gtd. Notes	2.750%	03/01/23	16,160	16,923,673
Comcast Corp., Gtd. Notes	3.375%	02/15/25	5,750	6,199,334
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	13,000	14,046,955
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	4,800	4,884,000
Time Warner Cable, Inc., Gtd. Notes	8.750%	02/14/19	2,525	2,948,213
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	12,300	13,015,184
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	1,720	1,854,956
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	297,693
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	7,108	7,410,298
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,996,908

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		12/15/21	1,100	$1,160,611

					110,392,309

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%		09/30/23	2,490	2,709,526
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	3,660	3,853,980
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%		11/15/16	400	404,800
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	2,040	2,134,087

					9,102,393

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,675,000; purchased 08/26/15)(f)(g)	5.000%		03/15/22	2,675	2,675,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	1,300	1,335,750
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	3,589	3,833,806
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.450%		05/15/24	3,436	3,741,131
Tyco International Finance SA, Gtd. Notes	3.900%		02/14/26	880	947,708

					12,533,395

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	6,655	6,729,336

Office/Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	6.750%		02/01/17	1,925	1,976,659

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%		07/15/24	1,000	977,440
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%		03/17/25	12,000	12,632,448
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%		08/15/22	895	817,010
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	10,000	11,339,220
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	725	676,332
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	4,630	5,107,284
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%		04/01/25	6,155	6,246,260
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%		01/15/26	17,418	19,068,686
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,930	2,059,295
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	2,000	2,312,452
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.625%		09/15/24	10,000	9,819,960
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	4,615	4,234,876
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	2,925	2,752,206
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18	2,500	2,571,728
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	5,805	6,103,807
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%		05/15/18	650	699,057
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%		07/15/22	2,000	2,092,538

					89,510,599

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	$1,437,485
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	2,152,468

				3,589,953

Packaging & Containers
WestRock-RKT Co., Gtd. Notes	4.900%	03/01/22	775	860,298

Pharmaceuticals — 2.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	1,030	1,065,051
AbbVie, Inc., Sr. Unsec’d. Notes(a)	3.600%	05/14/25	42,796	44,842,933
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	13,820	14,352,899
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	36,000	37,505,808
Baxalta, Inc., Gtd. Notes	3.600%	06/23/22	4,130	4,262,446
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	1,310	1,367,977
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	4,150	4,514,930
Express Scripts Holding Co., Gtd. Notes(a)	3.300%	02/25/21	5,175	5,426,577
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	13,377,962

				126,716,583

Pipelines — 1.4%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750%	01/15/26	15,000	15,426,075
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	11,039	11,487,824
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	7,160	7,467,765
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	14,600,035
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	5.000%	10/01/21	4,200	4,447,787
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	2,039,928
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,634,760
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,658,522
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	5.000%	02/01/21	2,185	2,305,957
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/18	415	441,356
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	640	731,590
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	5,115,125
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,769,847
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,496,816
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.000%	09/15/25	6,884	6,314,177

				82,937,564

Real Estate Investment Trusts (REITs) — 0.3%
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,678,750
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,015,666
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	551,259
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,730,668

				15,976,343

Retail — 1.9%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	4,000	4,251,268
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	36,828	40,509,953
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	7,000	7,682,325
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	7,000	7,846,377

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retail (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	23,810	$26,037,211
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	18,938	20,461,448
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	7,000	7,668,206
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	2,000	2,266,762

				116,723,550

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,573,278

Semiconductors — 0.3%
Applied Materials, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	3,390	3,758,757
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	2,098	2,124,225
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,075,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	9,075	9,483,375

				20,441,357

Software — 1.7%
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	10/15/25	4,085	4,637,406
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	9,240	10,233,614
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	7,000	7,311,430
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	35,000	37,485,910
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	7,675	7,702,323
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	10,855	10,882,235
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	15,600	16,212,924
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,253,521

				100,719,363

Telecommunications — 2.9%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	3,605	3,615,577
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	48,425	49,534,271
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/15/22	7,185	7,632,791
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	2,000	2,154,654
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	6,228	6,620,015
AT&T, Inc., Sr. Unsec’d. Notes	5.600%	05/15/18	1,330	1,431,460
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	24,245	24,987,309
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	8,000	8,200,000
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	395	403,492
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	1,410	1,431,150
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375%	06/15/20	4,065	4,186,950
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	4,250	4,428,458
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,082,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.150%	03/15/24	12,000	13,237,968
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	40,709	47,410,760

				176,357,355

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	14,965	15,838,971
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	5,403,302

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Transportation (continued)
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	$2,029,567
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,742,680

				30,014,520

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	687,431
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,857,521; purchased 07/16/15)(f)(g)	3.200%	07/15/20	1,865	1,907,570

				2,595,001

TOTAL CORPORATE BONDS (cost $2,715,857,243)				2,865,311,386

MUNICIPAL BONDS — 0.8%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	8,358,220

California — 0.2%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,474,784
State of California, BABs, GO	7.625%	03/01/40	5,800	9,149,616

				13,624,400

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	4,219,636

Massachusetts
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,735,986

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,620,800

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,646,814
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,412,800

				4,059,614

Oregon
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	683,595

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	5,255,560

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	2,098,600

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%		11/01/39	2,330	$3,152,863

TOTAL MUNICIPAL BONDS (cost $40,508,468)					45,809,274

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, RegS	2.625%		04/28/21	5,000	5,290,075
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	2.000%		03/22/21	1,940	1,999,075
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%		11/25/19	7,000	7,703,619
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	1,670	1,794,754
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	1,630	1,688,289
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	870	950,649
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%		04/13/21	3,000	3,049,635
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, RegS	2.500%		09/12/18	25,000	25,614,400
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		07/23/20	1,610	1,608,567
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	2,000	2,117,800
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	6.500%		01/15/26	1,233	1,686,146
State Grid Overseas Investment 2013 Ltd. (Canada), Sr. Unsec’d. Notes, RegS	3.125%		05/22/23	2,000	2,078,694

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $54,855,587)					55,581,703

SOVEREIGN BONDS — 0.6%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,220,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	2,500	2,585,988
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	4,400	4,777,247
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	3,000	3,229,650
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	6,287,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	6,000	6,435,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	2,000	2,908,490
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	3,000	3,374,100

TOTAL SOVEREIGN BONDS (cost $30,736,827)					32,818,475

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Federal Home Loan Banks	4.000%		10/24/29	3,000	3,589,704
Federal National Mortgage Assoc.	3.500%		TBA	120,000	126,468,744
Federal National Mortgage Assoc.(hh)(k)	6.250%		05/15/29	20,000	29,127,000
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	2,585	2,818,426
Residual Funding Corp., Strips Principal, Bonds	1.825	%(s)	10/15/19	1,775	1,718,069

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residual Funding Corp., Strips Principal, Bonds	1.903%	(s)	10/15/20	405	$385,428
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes	1.969%	(s)	07/15/20	7,919	7,560,016
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	2,020	2,191,686
Ukraine Government, USAID Bonds, Gov’t. Gtd. Notes	1.847%		05/29/20	14,105	14,438,597

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $185,010,861)					188,297,670

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds(hh)	2.500%		02/15/45	10,000	10,411,330
U.S. Treasury Bonds	2.500%		02/15/46	320	333,212
U.S. Treasury Bonds(hh)	2.500%		05/15/46	5,875	6,122,161
U.S. Treasury Bonds(hh)	2.875%		05/15/43	10,550	11,863,391
U.S. Treasury Inflation Indexed Bonds, TIPS(k)	0.125%		04/15/21	38,860	39,816,280
U.S. Treasury Inflation Indexed Bonds, TIPS(hh)	1.000%		02/15/46	6,058	6,539,812
U.S. Treasury Notes	1.375%		06/30/23	130,480	131,152,755
U.S. Treasury Notes	1.625%		05/15/26	58,540	59,255,769
U.S. Treasury Strips Coupon(hh)	2.860%	(s)	05/15/24	40,000	35,670,080

TOTAL U.S. TREASURY OBLIGATIONS (cost $295,487,553)					301,164,790

TOTAL LONG-TERM INVESTMENTS (cost $4,653,822,270)					4,832,465,688

				Shares
SHORT-TERM INVESTMENT — 25.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,545,443,511; includes $45,809,771 of cash collateral for securities on loan)(b)(w)(Note 4)				1,545,443,511	1,545,443,511

TOTAL INVESTMENTS — 106.1% (cost $6,199,265,781)					6,377,909,199
Liabilities in excess of other assets(z) — (6.1)%					(367,415,099)

NET ASSETS — 100.0%					$6,010,494,100

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,613,981 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,839,687 ; cash collateral of $45,809,771 (included in liabilities) was received with which the fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $10,835,550. The aggregate value of $11,257,152 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
3,997	5 Year U.S. Treasury Notes	Sep. 2016	$481,007,340	$488,289,758	$7,282,418
24,154	10 Year U.S. Treasury Notes	Sep. 2016	3,158,696,564	3,212,104,593	53,408,029
2,299	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	404,109,368	428,476,125	24,366,757

					85,057,204

Short Positions:
2,038	2 Year U.S. Treasury Notes	Sep. 2016	444,314,308	446,990,719	(2,676,411)
5,182	20 Year U.S. Treasury Bonds	Sep. 2016	841,915,806	893,085,312	(51,169,506)

					(53,845,917)

					$31,211,287

A U.S. Government Agency obligation and a U.S. Treasury obligation with a combined market value of $38,684,421 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
405,000	10/17/21	1.478%	3 Month LIBOR(1)	$347,337	$(9,845,251)	$(10,192,588)
329,135	11/30/22	1.850%	3 Month LIBOR(1)	1,927	(15,291,973)	(15,293,900)

				$349,264	$(25,137,224)	$(25,486,488)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	0.359%	$(5,289)	$377,449	$(382,738)	JPMorgan Chase

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%	15,890	1.166%	$1,788,742	$1,758,991	$(29,751)
General Motors Co.	06/20/21	5.000%	5,680	1.777%	855,041	838,487	(16,554)

					$2,643,783	$2,597,478	$(46,305)

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	25,000	$(764,523)	$(1,530,291)	$765,768	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%	25,000	(1,278,394)	(1,337,113)	58,719	Credit Suisse First Boston Corp.

				$(2,042,917)	$(2,867,404)	$824,487

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.26.V1	06/20/21	1.000%	$600,000	$4,717,040	$6,322,507	$1,605,467

A U.S. Government Agency and U.S. Treasury obligations with a combined market value of $55,008,813 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	18,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$1,316,563	$—	$1,316,563
Deutsche Bank AG	09/08/16	18,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	1,043,386	—	1,043,386
Deutsche Bank AG	09/08/16	9,300	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	412,920	—	412,920
Deutsche Bank AG	09/08/16	9,300	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	297,771	—	297,771

				$3,070,640	$—	$3,070,640

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$140,683,061	$—
Non-Residential Mortgage-Backed Securities	—	231,474,774	—
Residential Mortgage-Backed Securities	—	38,273,550	11,613,981
Commercial Mortgage-Backed Securities	—	921,437,024	—
Corporate Bonds	—	2,865,311,386	—
Municipal Bonds	—	45,809,274	—
Non-Corporate Foreign Agencies	—	55,581,703	—
Sovereign Bonds	—	32,818,475	—
U.S. Government Agency Obligations	—	188,297,670	—
U.S. Treasury Obligations	—	301,164,790	—
Affiliated Mutual Fund	1,545,443,511	—	—
Other Financial Instruments*
Futures Contracts	31,211,287	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(25,486,488)	—
OTC Credit Default Swap Agreements	—	(2,048,206)	—
Centrally Cleared Credit Default Swap Agreements	—	1,559,162	—
OTC Total Return Swap Agreements	—	3,070,640	—

Total	$1,576,654,798	$4,797,946,815	$11,613,981

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	25.7%
Commercial Mortgage-Backed Securities	15.3
Banks	9.8
U.S. Treasury Obligations	5.0
Non-Residential Mortgage-Backed Securities	3.9
Healthcare – Services	3.6
U.S. Government Agency Obligations	3.1
Telecommunications	2.9
Electric	2.5
Collateralized Loan Obligations	2.3
Biotechnology	2.3
Pharmaceuticals	2.1
Chemicals	2.0
Diversified Financial Services	2.0
Retail	1.9
Media	1.8
Auto Manufacturers	1.7
Agriculture	1.7
Software	1.7
Oil & Gas	1.5
Insurance	1.5
Computers	1.5
Pipelines	1.4
Healthcare – Products	1.2
Beverages	1.0

Non-Corporate Foreign Agencies	0.9%
Residential Mortgage-Backed Securities	0.8
Municipal Bonds	0.8
Food	0.6
Sovereign Bonds	0.6
Transportation	0.5
Semiconductors	0.3
Machinery – Diversified	0.3
Real Estate Investment Trusts (REITs)	0.3
Housewares	0.2
Miscellaneous Manufacturing	0.2
Building Materials	0.2
Mining	0.2
Forest Products & Paper	0.1
Gas	0.1
Multi-National	0.1
Commercial Services	0.1
Entertainment	0.1
Auto Parts & Equipment	0.1
Oil & Gas Services	0.1
Lodging	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$824,487		Unrealized depreciation on OTC swap agreements	$382,738
Credit contracts	Premiums paid for OTC swap agreements	377,449		Premium received for OTC swap agreements	2,867,404
Credit contracts	Due from/to broker — variation margin-swaps	1,605,467	*	Due from/to broker — variation margin-swaps	46,305	*
Interest rate contracts	Due from/to broker — variation margin-futures	85,057,204	*	Due from/to broker — variation margin-futures	53,845,917	*
Interest rate contracts	—	—		Due from/to broker — variation margin-swaps	25,486,488	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,070,640		—	—

Total		$90,935,247			$82,628,852

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Forward Rate Agreements	Futures	Swaps	Total
Interest contracts	$(3,413,656)	$(2,209,720)	$(177,606)	$130,104,344	$(35,794,310)	$88,509,052
Credit rate contracts	(1,068,510)	10,100,232	—	—	42,351,826	51,383,548

Total	$(4,482,166)	$7,890,512	$(177,606)	$130,104,344	$6,557,516	$139,892,600

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$1,006,679	$(587,188)	$30,208,350	$19,634,487	$50,262,328
Credit contracts	240,688	(295,187)	—	554,412	499,913

Total	$1,247,367	$(882,375)	$30,208,350	$20,188,899	$50,762,241

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements- Buy Protection(2)	Credit Default Swap Agreements- Sell Protection(2)	Total Return Swap Agreements(2)
$581,695	$1,373,237	$2,829,018,957	$1,069,638,404	$1,192,772	$3,000	$635,190	$137,804

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Credit Suisse First Boston Corp.	$824,487	$(824,487)	$—	$—
Deutsche Bank AG	3,070,640	—	$(2,666,181)	404,459
JPMorgan Chase	377,449	(377,449)	—	—

	$4,272,576

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Credit Suisse First Boston Corp.	$(2,867,404)	$824,487	$1,612,014	$(430,903)
Deutsche Bank AG	—	—	—	—
JPMorgan Chase	(382,738)	377,449	—	(5,289)

	$(3,250,142)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $44,839,687:
Unaffiliated investments (cost $4,653,822,270)	$4,832,465,688
Affiliated investments (cost $1,545,443,511)	1,545,443,511
Foreign currency, at value (cost $159,996)	138,540
Receivable for investments sold	156,975,464
Dividends and interest receivable	37,126,419
Unrealized appreciation on OTC swap agreements	3,895,127
Due from broker-variation margin swaps	901,578
Premiums paid for OTC swap agreements	377,449
Prepaid expenses	1,539

Total Assets	6,577,325,315

LIABILITIES:
Payable for investments purchased	313,714,591
Payable for fund share repurchased	200,797,246
Payable to broker for collateral for securities on loan	45,809,771
Premiums received for OTC swap agreements	2,867,404
Advisory fees payable	1,869,481
Due to broker-variation margin futures	1,104,929
Unrealized depreciation on OTC swap agreements	382,738
Accrued expenses and other liabilities	158,614
Distribution fee payable	126,099
Affiliated transfer agent fee payable	342

Total Liabilities	566,831,215

NET ASSETS	$6,010,494,100

Net assets were comprised of:
Paid-in capital	$4,413,386,393
Retained earnings	1,597,107,707

Net assets, June 30, 2016	$6,010,494,100

Net asset value and redemption price per share, $6,010,494,100 / 809,906,611 outstanding shares of beneficial interest	$7.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income (net of $1,325 foreign withholding tax)	$106,816,489
Affiliated dividend income	2,474,969
Affiliated income from securities lending, net	869,245

110,160,703

EXPENSES
Advisory fees	19,911,978
Distribution fee	10,633,270
Custodian and accounting fees	553,000
Loan interest expense	93,273
Commitment fee on syndicated credit agreement	41,000
Audit fee	21,000
Trustees’ fees	19,000
Insurance expenses	9,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	11,626

Total expenses	31,310,147
Less: distribution fee waiver	(1,609,368)

Net expenses	29,700,779

NET INVESTMENT INCOME (LOSS)	80,459,924

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	98,551,925
Futures transactions	130,104,344
Forward rate agreement transactions	(177,606)
Swap agreement transactions	6,557,516
Options written transactions	7,890,512
Foreign currency transactions	(27)

242,926,664

Net change in unrealized appreciation (depreciation) on:
Investments	191,548,380
Futures	30,208,350
Swap agreements	20,188,899
Options written	(882,375)
Foreign currencies	2,903

241,066,157

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	483,992,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$564,452,745

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$80,459,924	$50,636,420
Net realized gain (loss) on investment transactions	242,926,664	7,329,140
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	241,066,157	(30,230,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	564,452,745	27,734,582

FUND SHARE TRANSACTIONS:
Fund share sold [2,556,871,998 and 1,007,548,608 shares, respectively]	18,078,487,907	6,970,792,118
Fund share repurchased [2,406,284,126 and 556,169,474 shares, respectively]	(17,182,166,717)	(3,867,073,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	896,321,190	3,103,718,765

CAPITAL CONTRIBUTIONS (NOTE 4)	17,441	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,460,791,376	3,131,453,347
NET ASSETS:
Beginning of period	4,549,702,724	1,418,249,377

End of period	$6,010,494,100	$4,549,702,724

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 112.8% ASSET-BACKED SECURITIES — 15.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 3.0%
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.064%	(c)	07/28/26	7,000	$6,980,427
Apollo Credit Funding IV Ltd. (Cayman Islands), Series 4A, Class A1, 144A	2.098%	(c)	04/15/27	3,000	2,982,561
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.783%	(c)	04/18/25	1,325	1,313,238
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	1.937%	(c)	01/30/25	6,500	6,443,602
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	1.968%	(c)	10/29/25	7,050	6,965,169
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A	2.141%	(c)	05/24/26	7,000	6,988,873
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	2.026%	(c)	05/20/23	7,761	7,763,380
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.088%	(c)	07/15/27	8,500	8,394,019
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.083%	(c)	07/17/26	8,250	8,182,960
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.005%	(c)	01/21/26	8,000	7,929,034

					63,943,263

Non-Residential Mortgage-Backed Securities — 12.1%
Ally Auto Receivables Trust, Series 2012-5, Class A4	0.850%		01/16/18	445	444,567
Ally Master Owner Trust, Series 2012-5, Class A	1.540%		09/15/19	5,544	5,561,411
Ally Master Owner Trust, Series 2014-5, Class A2	1.600%		10/15/19	5,455	5,479,909
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,956	3,010,834
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C	1.570%		01/08/19	1,000	1,000,462
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A3	0.940%		02/08/19	2,921	2,920,176
Americredit Automobile Receivables Trust, Series 2014-4, Class A3	1.270%		07/08/19	4,580	4,581,376
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3	1.540%		03/09/20	2,322	2,332,360
Ascentium Equipment Receivables Trust, Series 2016-1A, Class A1, 144A	0.950%		04/10/17	2,696	2,696,466
Avis Budget Rental Car Funding AESOP LLC, Series 2011-3A, Class A, 144A	3.410%		11/20/17	1,626	1,632,775
Avis Budget Rental Car Funding AESOP LLC, Series 2011-5A, Class A, 144A	3.270%		02/20/18	1,955	1,969,938
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%		05/20/18	7,084	7,149,037
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	5,227	5,239,855
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	4,691	4,758,521
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	3,325	3,369,977
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,834	3,902,488

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%		12/20/17	4,705	$4,707,244
BMW Vehicle Owner Trust, Series 2013-A, Class A4	1.120%		04/27/20	711	711,838
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	472	478,344
California Republic Auto Receivables Trust, Series 2016-1, Class A2	1.500%		12/17/18	3,192	3,197,487
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%		07/15/20	907	908,580
California Republic Auto Receivables Trust, Series 2016-2, Class A4	1.830%		12/15/21	1,188	1,192,489
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3	1.310%		12/20/17	635	634,804
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3	1.090%		03/20/18	2,895	2,894,747
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,054,629
Capital Auto Receivables Asset Trust, Series 2015-2, Class A1A	0.990%		10/20/17	6,298	6,296,416
Capital One Multi-Asset Execution Trust, Series 2014-A1, Class A1	0.828%	(c)	11/15/19	9,055	9,058,673
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	1,592	1,597,059
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1	0.900%	(c)	02/15/22	6,823	6,834,777
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	73	73,125
CarMax Auto Owner Trust, Series 2015-2, Class A2A	0.820%		06/15/18	994	993,686
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%		03/16/20	983	986,121
CarMax Auto Owner Trust, Series 2015-4, Class A3	1.560%		11/16/20	1,868	1,884,492
CarMax Auto Owner Trust, Series 2016-1, Class A2A	1.300%		04/15/19	3,300	3,308,586
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	7,091	7,105,200
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	2,350	2,349,642
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%		04/15/19	2,208	2,212,167
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%		02/15/22	979	981,639
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	5,242	5,246,867
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	4,834	4,839,035
CNH Equipment Trust, Series 2015-B, Class A4	1.890%		04/15/22	2,416	2,449,369
CNH Wholesale Master Note Trust, Series 2013-2A, Class A, 144A	1.081%	(c)	08/15/19	2,553	2,552,999
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%		03/15/22	1,250	1,264,794
Dell Equipment Finance Trust, Series 2015-2, Class A3, 144A	1.720%		09/22/20	1,055	1,056,204
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%		05/22/28	176	179,345

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Discover Card Execution Note Trust, Series 2013-A5, Class A5	1.040%		04/15/19	1,946	$1,947,530
Discover Card Execution Note Trust, Series 2014-A3, Class A3	1.220%		10/15/19	11,610	11,640,698
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,771,144
Drive Auto Receivables Trust, Series 2015-AA, Class B, 144A	2.280%		06/17/19	1,305	1,308,240
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%		05/17/21	912	919,841
Drive Auto Receivables Trust, Series 2015-AA, Class D, 144A	4.120%		07/15/22	1,312	1,313,031
Drive Auto Receivables Trust, Series 2015-CA, Class A3, 144A	1.380%		10/15/18	1,537	1,537,320
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%		11/15/21	2,200	2,227,195
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%		01/17/23	2,271	2,287,526
Drive Auto Receivables Trust, Series 2016-BA, Class A2, 144A	1.380%		08/15/18	6,019	6,018,477
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 144A	1.670%		07/15/19	4,138	4,141,304
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%		10/22/21	5,005	5,019,091
First Investors Auto Owner Trust, Series 2013-2A, Class D, 144A	3.580%		06/15/20	1,074	1,069,477
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%		12/16/19	2,408	2,404,906
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A	1.080%		03/15/19	4,888	4,892,280
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A	1.920%		01/15/19	3,735	3,750,041
GE Dealer Floorplan Master Note Trust, Series 2012-2, Class A	1.198%	(c)	04/22/19	1,097	1,099,615
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%		01/22/18	2,033	2,034,690
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%		05/15/20	2,546	2,543,420
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	427	426,640
Hyundai Auto Receivables Trust, Series 2012-C, Class A4	0.730%		06/15/18	311	310,803
Hyundai Auto Receivables Trust, Series 2013-B, Class A4	1.010%		02/15/19	1,631	1,631,210
John Deere Owner Trust, Series 2014-A, Class A3	0.920%		04/16/18	1,356	1,355,895
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4, 144A	2.030%		08/17/20	3,490	3,506,688
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A4, 144A	1.570%		08/15/18	3,143	3,151,302
Macquarie Equipment Funding Trust, Series 2014-A, Class A3, 144A	1.230%		07/20/21	4,674	4,677,869
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2A	1.340%		07/16/18	3,870	3,879,171
MMAF Equipment Finance LLC, Series 2016-AA, Class A5, 144A	2.210%		12/15/32	1,620	1,634,364

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	2.740%		04/15/21	3,308	$3,321,542
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,799	1,817,527
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,214,473
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	4,147	4,178,942
Santander Drive Auto Receivables Trust, Series 2014-4, Class B	1.820%		05/15/19	2,258	2,265,920
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	333	336,589
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%		07/15/19	2,224	2,224,588
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%		02/16/21	960	964,246
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 144A	3.692%	(c)	05/16/44	2,589	2,653,331
SLM Private Education Loan Trust, Series 2011-B, Class A1, 144A	1.292%	(c)	12/16/24	252	251,974
SLM Private Education Loan Trust, Series 2012-A, Class A1, 144A	1.842%	(c)	08/15/25	127	127,321
SLM Private Education Loan Trust, Series 2012-C, Class A1, 144A	1.542%	(c)	08/15/23	472	472,006
SLM Private Education Loan Trust, Series 2012-E, Class A1, 144A	1.192%	(c)	10/16/23	1,690	1,687,229
SLM Student Loan Trust, Series 2011-1, Class A1	0.973%	(c)	03/25/26	387	382,758
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,600	4,575,515
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	4,796	4,800,788
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A	1.020%		10/15/18	2,845	2,848,986
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	283	282,558
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	2,020	2,021,287

					255,027,858

TOTAL ASSET-BACKED SECURITIES (cost $318,559,849)					318,971,121

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.743%	(c)	12/05/32	800	828,884
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.170%	(c)	04/10/48	8,566	604,999
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	2,087,372
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class C	4.998%	(c)	04/15/49	1,200	1,253,567
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804%	(c)	04/15/49	1,018	675,844
COMM Mortgage Trust, Series 2015-LC23, Class C	4.646%	(c)	10/10/53	2,238	2,259,032
COMM Mortgage Trust, Series 2015-LC23, Class D, 144A	3.646%	(c)	10/10/53	3,488	2,576,447

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMM Mortgage Trust, Series 2015-PC1, Class AM	4.290%		07/10/50	2,165	$2,368,037
COMM Mortgage Trust, Series 2015-PC1, Class B	4.443%	(c)	07/10/50	1,122	1,131,641
COMM Mortgage Trust, Series 2014-CR19, Class XA, IO	1.279%	(c)	08/10/47	5,932	383,359
COMM Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.062%	(c)	12/10/47	32,913	1,997,681
Csail Commercial Mortgage Trust, Series 2015-C2, Class C	4.352%	(c)	06/15/57	1,240	1,134,663
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.421%	(c)	06/10/34	1,634	1,411,807
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.350%	(c)	02/25/32	27,169	4,818,429
FREMF Mortgage Trust, Series 2014-K503, Class B, 144A	3.079%	(c)	10/25/47	2,005	2,030,603
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 144A	3.495%	(c)	12/15/34	1,200	1,194,471
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	5,367	5,427,766
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	546	548,027
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	2,004	2,030,718
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900%	(c)	11/16/55	3,420	3,519,839
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900%	(c)	02/16/49	4,882	5,053,961
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900%	(c)	02/16/53	931	965,294
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class D, 144A	3.479%		01/10/30	207	207,891
GS Mortgage Securities Trust, Series 2014-GC26, Class D, 144A	4.511%	(c)	11/10/47	588	453,807
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.096%	(c)	11/10/47	19,554	1,275,199
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.412%	(c)	07/10/48	799	801,625
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class B7, 144A	4.666%		08/05/34	2,753	2,868,313
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class D7, 144A	5.159%	(c)	08/05/34	2,443	2,343,890
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	729,096
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, 144A	4.070%	(c)	01/15/48	565	436,220
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.403%	(c)	04/15/47	5,983	249,274
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.436%	(c)	04/15/47	1,697	38,399
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.456%	(c)	07/15/48	644	573,103
Motel 6 Trust, Series 2015-MTL6, Class D, 144A	4.532%		02/05/30	1,500	1,494,563
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	(c)	01/05/43	6,844	6,758,282
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 144A	4.144%	(c)	01/05/43	10,850	10,807,559

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	5,670	$5,664,960
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.274%	(c)	05/15/48	3,250	2,380,630
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.909%	(c)	06/15/48	9,923	472,375
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	5.045%	(c)	01/15/59	1,571	1,089,720
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.354%	(c)	05/15/47	11,828	720,705
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.733%	(c)	05/15/47	2,346	100,429
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.090%	(c)	11/15/47	27,834	1,563,872
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.435%	(c)	11/15/47	63,715	1,614,589

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $86,213,731)					86,946,942

CORPORATE BONDS — 18.7%
Agriculture — 0.1%
Reynolds American, Inc., Gtd. Notes	8.125%		05/01/40	1,955	2,708,676

Auto Manufacturers — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,629,322
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	1,807	2,422,941
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	5,325	6,106,220

					10,158,483

Banks — 3.6%
Bank of America Corp., Sub. Notes, GMTN(a)	4.450%		03/03/26	4,742	4,959,828
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	508	517,319
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	3,761	3,887,813
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	2,433	2,523,235
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	785	808,637
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	5,217	5,847,949
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	7,438	9,175,026
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	1,666	1,796,879
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	2,089	2,162,819
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	6,083	6,436,015
Lloyds Banking Group PLC (United Kingdom), Sub. Notes, 144A	4.582%		12/10/25	2,691	2,705,149
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%		04/07/21	2,010	2,323,606
Macquarie Bank Ltd. (Australia), Sub. Notes, MTN, 144A	4.875%		06/10/25	3,050	3,157,671
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	4.000%		07/23/25	8,082	8,654,117
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	1,850	1,935,316
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, MTN, 144A	4.750%		09/15/25	2,250	2,220,795
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,793	4,627,460
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	5,913	6,145,257
Wells Fargo & Co., Sub. Notes, MTN	4.100%		06/03/26	1,500	1,604,417

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	3,975	$4,994,874

				76,484,182

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	6,380	7,169,385
JB y Cia SA de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	1,034,949

				8,204,334

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	91	99,938
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	5,678	7,418,608

				7,518,546

Chemicals — 0.2%
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	3,422	4,547,301

Computers — 0.6%
Denali International LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A.	5.625%	10/15/20	1,716	1,800,084
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	2,879	3,001,320
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36	1,773	1,911,379
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	4.900%	10/15/25	5,209	5,442,478

				12,155,261

Diversified Financial Services — 0.9%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%	08/01/25	617	616,350
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	590	624,520
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	10,082	11,307,830
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	03/15/22	3,316	3,461,075
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,887	3,106,190

				19,115,965

Electric — 0.7%
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	07/14/25	400	411,127
Cleco Corporate Holdings LLC, Sr. Sec’d. Notes, 144A	3.743%	05/01/26	2,757	2,833,432
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,093	1,470,090
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	2,787	2,851,767
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	4,007	4,189,599
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,739,490

				14,495,505

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	6.875%	12/16/19	387	$442,631

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	3,484	5,580,602

Gas — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,700	2,810,217

Healthcare – Services — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.250%	06/15/36	1,978	2,043,620

Insurance — 0.6%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	7,665	8,603,219
Trinity Acquisition PLC, Gtd. Notes	4.400%	03/15/26	2,634	2,750,223
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,378,538

				13,731,980

Internet — 1.0%
Alibaba Group Holding Ltd. (China), Gtd. Notes	3.600%	11/28/24	3,350	3,420,919
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	10,229	12,031,432
Expedia, Inc., Gtd. Notes	4.500%	08/15/24	2,297	2,359,731
Expedia, Inc., Gtd. Notes, 144A	5.000%	02/15/26	500	518,362
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.375%	05/02/19	1,900	1,970,917

				20,301,361

Investment Companies
GrupoSura Finance SA (Colombia), Gtd. Notes, 144A	5.500%	04/29/26	600	625,500

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,494,465

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	4,335	4,422,459

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	2,713	3,401,630
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	2,380	3,183,740
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	4,575	5,417,646
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	3,927	4,745,481
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	2,318	2,390,489
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	5,000	5,018,750
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	6,618	8,287,351
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	3,362	4,611,433
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	226	210,698
Viacom, Inc., Sr. Unsec’d. Notes	6.875%	04/30/36	2,411	2,646,748

				39,913,966

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
Mining — 0.4%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36		2,405	$2,486,421
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	6.000%	11/15/41		3,515	2,991,335
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.625%	04/29/24		363	339,405
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44		1,666	1,684,148

					7,501,309

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24		2,518	2,376,927

Oil & Gas — 1.1%
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37		2,618	2,987,159
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40		8,385	8,775,422
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25		552	588,980
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27		1,282	1,393,131
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31		1,464	1,744,284
Kunlun Energy Co. Ltd. (China), Sr. Unsec’d. Notes, 144A	3.750%	05/13/25		850	870,536
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26		1,598	1,623,538
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38		2,363	3,210,024
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39		1,289	1,883,448

					23,076,522

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38		610	767,926
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39		656	908,288
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	2.600%	12/01/22		1,393	1,298,922
Oceaneering International, Inc., Sr. Unsec’d. Notes	4.650%	11/15/24		1,752	1,694,007

					4,669,143

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	4.300%	05/14/36		2,967	3,026,180
Express Scripts Holding Co., Gtd. Notes	4.800%	07/15/46		2,738	2,734,347
Express Scripts Holding Co., Gtd. Notes	6.125%	11/15/41		4,135	4,929,338
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19		3,527	3,720,079
Forest Laboratories LLC, Gtd. Notes, 144A	5.000%	12/15/21		4,246	4,751,839
Mylan NV, Gtd. Notes, 144A	3.950%	06/15/26		3,023	3,059,240

					22,221,023

Pipelines — 1.7%
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19		3,068	3,517,873
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45		1,183	1,226,674
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	7.500%	07/01/38		4,919	5,431,073
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38		4,624	6,025,285
Gulfstream Natural Gas System LLC, Unsec’d. Notes, 144A	4.600%	09/15/25		2,867	2,991,548
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	6.450%	05/01/21	(g)	4,250	4,673,309
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31		2,825	3,081,417

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32		3,819	$4,299,274
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.800%	08/01/31		680	763,031
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22		3,849	3,749,180

					35,758,664

Real Estate Investment Trusts (REITs) — 0.6%
EPR Properties, Gtd. Notes	5.250%	07/15/23		6,848	7,243,088
Omega Healthcare Investors, Inc., Gtd. Notes	4.950%	04/01/24		797	829,172
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24		2,986	3,127,853
PLA Administradora Industrial S de RL de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	11/10/22		1,544	1,565,230

					12,765,343

Retail — 0.2%
QVC, Inc., Sr. Sec’d. Notes	4.375%	03/15/23		1,747	1,757,821
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.500%	11/18/34		1,900	1,994,139
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44		987	1,061,812

					4,813,772

Savings & Loans — 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21		955	1,127,973

Telecommunications — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.375%	03/01/35		1,708	2,092,850
AT&T, Inc., Sr. Unsec’d. Notes	6.300%	01/15/38		3,253	3,911,479
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37		8,873	10,961,864
Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	3.750%	05/15/22		1,728	1,727,233
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.750%	06/22/26		1,400	1,417,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34		2,358	2,431,445
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34		1,787	1,983,382
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.850%	09/15/35		1,544	1,874,169
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		1,151	1,469,140

					27,869,062

Trucking & Leasing — 0.2%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	6.750%	04/06/21		3,115	3,519,950

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24		3,000	3,182,466

TOTAL CORPORATE BONDS (cost $383,378,050)					396,637,208

FOREIGN GOVERNMENT BONDS — 1.0%
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29		800	912,000
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	(g)	1,000	1,120,000

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.125%		01/21/26	1,260	$1,300,950
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%		02/11/20	3,192	3,766,560
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	1,000	1,076,550
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	537	575,933
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	650	862,875
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%		08/25/27	836	917,510
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	1,000	1,080,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.250%		06/02/26	2,150	2,193,000
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	2,250	2,350,125
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%		01/16/24	400	408,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24	812	914,515
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	2,451	2,733,135
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, PIK	7.875%		01/15/33	238	323,977

TOTAL FOREIGN GOVERNMENT BONDS (cost $19,885,366)					20,535,130

MUNICIPAL BONDS — 0.2%
Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%		04/01/57	2,756	3,323,130

Texas — 0.1%
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	1,848	2,209,931

TOTAL MUNICIPAL BONDS (cost $5,272,678)					5,533,061

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost 1,664,859)	2.069%	(c)	09/25/42	1,665	1,638,888

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Federal Home Loan Mortgage Corp.	3.500%		02/01/46-03/01/46	12,887	13,731,516
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	8,824	9,685,872
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	5,082	5,377,348
Federal National Mortgage Assoc.	3.000%		TBA	118,308	122,776,872
Federal National Mortgage Assoc.	3.000%		TBA	46,310	48,498,872
Federal National Mortgage Assoc.	3.500%		04/01/43-04/01/46	95,101	101,348,952
Federal National Mortgage Assoc.	3.500%		TBA	60,710	64,058,533
Federal National Mortgage Assoc.	4.000%		10/01/40-02/01/45	38,129	41,246,376
Federal National Mortgage Assoc.	4.000%		TBA	40,310	43,218,721
Federal National Mortgage Assoc.	4.500%		TBA	64,627	70,544,074
Federal National Mortgage Assoc.	5.500%		09/01/36	1,385	1,573,169

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42	4,345	$4,698,014

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $522,010,320)				526,758,319

U.S. TREASURY OBLIGATIONS — 48.7%
U.S. Treasury Bonds	2.500%	02/15/46	91,357	95,129,039
U.S. Treasury Bonds	3.000%	05/15/45	4,993	5,739,024
U.S. Treasury Notes	0.875%	09/15/16-10/15/17	69,341	69,449,681
U.S. Treasury Notes	1.000%	09/30/16	41,088	41,154,275
U.S. Treasury Notes	1.125%	06/30/21	129,202	129,842,971
U.S. Treasury Notes	1.250%	11/15/18-03/31/21	393,545	398,925,459
U.S. Treasury Notes	1.375%	01/31/21-05/31/21	106,150	108,052,166
U.S. Treasury Notes	1.500%	07/31/16	75,342	75,423,294
U.S. Treasury Notes	1.625%	05/15/26	59,281	60,005,829
U.S. Treasury Notes	1.750%	10/31/20	18,109	18,718,060
U.S. Treasury Notes	2.625%	11/15/20	26,062	27,922,983

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,018,049,521)				1,030,362,781

TOTAL LONG-TERM INVESTMENTS (cost $2,355,034,374)				2,387,383,450

			Shares
SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $88,649,017; includes $4,480,969 of cash collateral for securities on loan)(b)(w) (Note 4)			88,649,017	88,649,017

TOTAL INVESTMENTS — 117.0% (cost $2,443,683,391)				2,476,032,467
Liabilities in excess of other assets — (17.0)%				(360,426,826)

NET ASSETS — 100.0%				$2,115,605,641

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,401,322; cash collateral of $4,480,969 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$63,943,263	$—
Non-Residential Mortgage-Backed Securities	—	255,027,858	—
Commercial Mortgage-Backed Securities	—	86,946,942	—
Corporate Bonds	—	396,637,208	—
Foreign Government Bonds	—	20,535,130	—
Municipal Bonds	—	5,533,061	—
Residential Mortgage-Backed Security	—	1,638,888	—
U.S. Government Agency Obligations	—	526,758,319	—
U.S. Treasury Obligations	—	1,030,362,781	—
Affiliated Mutual Fund	88,649,017	—	—

Total	$88,649,017	$2,387,383,450	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	48.7%
U.S. Government Agency Obligations	24.9
Non-Residential Mortgage-Backed Securities	12.1
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	4.2
Commercial Mortgage-Backed Securities	4.1
Banks	3.6
Collateralized Loan Obligations	3.0
Media	1.9
Pipelines	1.7
Telecommunications	1.3
Oil & Gas	1.1
Pharmaceuticals	1.0
Foreign Government Bonds	1.0
Internet	1.0
Diversified Financial Services	0.9
Electric	0.7
Insurance	0.6
Real Estate Investment Trusts (REITs)	0.6
Computers	0.6
Auto Manufacturers	0.5

Beverages	0.4%
Biotechnology	0.4
Mining	0.4
Forest Products & Paper	0.3
Municipal Bonds	0.2
Retail	0.2
Oil & Gas Services	0.2
Chemicals	0.2
Lodging	0.2
Trucking & Leasing	0.2
Water	0.1
Gas	0.1
Agriculture	0.1
Leisure Time	0.1
Miscellaneous Manufacturing	0.1
Healthcare – Services	0.1
Residential Mortgage-Backed Security	0.1
Savings & Loans	0.1

117.0
Liabilities in excess of other assets	(17.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $4,401,322:
Unaffiliated investments (cost $2,355,034,374)	$2,387,383,450
Affiliated investments (cost $88,649,017)	88,649,017
Receivable for investments sold	162,332,763
Dividends and interest receivable	9,770,204
Receivable for fund share sold	2,157,777
Prepaid expenses	7,074

Total Assets	2,650,300,285

LIABILITIES:
Payable for investments purchased	529,759,084
Payable to broker for collateral for securities on loan	4,480,969
Advisory fees payable	275,177
Accrued expenses and other liabilities	120,442
Distribution fee payable	58,537
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	93

Total Liabilities	534,694,644

NET ASSETS	$2,115,605,641

Net assets were comprised of:
Paid-in capital	$1,832,725,886
Retained earnings	282,879,755

Net assets, June 30, 2016	$2,115,605,641

Net asset value and redemption price per share, $2,115,605,641 / 169,153,380 outstanding shares of beneficial interest	$12.51

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$21,280,270
Affiliated income from securities lending, net	290,041
Affiliated dividend income	270,781

21,841,092

EXPENSES
Advisory fees	5,502,783
Distribution fee	2,251,331
Custodian and accounting fees	151,000
Insurance expenses	23,000
Trustees’ fees	18,000
Audit fee	15,000
Legal fees and expenses	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	8,345

Total expenses	7,986,459
Less: advisory fee waivers and/or expense reimbursement	(2,673,321)

Net expenses	5,313,138

NET INVESTMENT INCOME (LOSS)	16,527,954

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	18,031,287
Net change in unrealized appreciation (depreciation) on investments	57,482,098

NET GAIN (LOSS) ON INVESTMENTS	75,513,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,041,339

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,527,954	$35,751,580
Net realized gain (loss) on investment transactions	18,031,287	(1,252,602)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	57,482,098	(44,428,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	92,041,339	(9,929,308)

FUND SHARE TRANSACTIONS:
Fund share sold [57,510,640 and 16,206,959 shares, respectively]	696,573,073	195,334,536
Net asset value of shares issued in merger [0 and 9,787,623 shares, respectively] (Note 11)	—	118,039,088
Fund share repurchased [16,947,860 and 93,375,598 shares, respectively]	(205,396,950)	(1,119,779,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	491,176,123	(806,405,665)

CAPITAL CONTRIBUTIONS (NOTE 4)	4,884	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	583,222,346	(816,334,973)
NET ASSETS:
Beginning of period	1,532,383,295	2,348,718,268

End of period	$2,115,605,641	$1,532,383,295

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.6% ASSET-BACKED SECURITIES — 24.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations — 0.2%
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048%	(c)	07/25/26	8,250	$8,149,913

Collateralized Loan Obligations — 9.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(c)	04/20/25	14,150	14,003,332
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.174%	(c)	07/20/26	8,000	7,989,850
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,455,558
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134%	(c)	04/28/26	11,650	11,635,004
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.884%	(c)	04/28/26	3,100	3,108,468
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(c)	10/15/26	8,750	8,702,606
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.728%	(c)	04/15/25	5,500	5,446,497
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	2.114%	(c)	08/28/25	4,000	3,992,432
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.183%	(c)	04/18/27	3,750	3,725,182
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.178%	(c)	10/15/26	8,750	8,717,935
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.126%	(c)	02/17/26	1,000	995,701
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168%	(c)	10/15/26	4,500	4,495,050
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.028%	(c)	10/15/26	750	746,603
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.734%	(c)	04/20/25	4,500	4,455,606
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.035%	(c)	10/22/25	7,500	7,422,322
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.133%	(c)	04/17/26	7,150	7,117,199
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.783%	(c)	04/17/26	2,000	1,945,845
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	1,995,101
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(c)	10/17/26	9,250	9,203,708
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223%	(c)	01/20/28	11,750	11,679,652
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(c)	07/15/24	12,200	12,063,089
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(c)	04/17/25	11,900	11,715,825
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.094%	(c)	07/27/26	7,500	7,479,719
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.143%	(c)	10/18/26	5,000	4,966,770
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078%	(c)	07/15/26	2,450	2,404,139
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	2.104%	(c)	01/20/26	14,800	14,726,221

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083%	(c)	05/05/27	3,500	$3,473,569
ICG US CLO (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	3,750	3,742,105
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216%	(c)	05/15/26	5,450	5,419,310
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26	1,500	1,500,584
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.178%	(c)	07/15/26	5,750	5,658,017
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058%	(c)	07/25/26	7,500	7,492,076
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083%	(c)	01/18/27	2,000	1,988,277
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.038%	(c)	10/15/26	750	717,157
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(c)	07/22/25	3,500	3,467,565
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134%	(c)	07/20/27	14,500	14,367,573
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.148%	(c)	04/15/26	13,050	13,041,374
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.198%	(c)	10/25/26	9,000	8,939,795
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	600	601,182
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113%	(c)	07/17/26	1,250	1,238,016
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.783%	(c)	07/17/26	1,000	976,061
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(c)	04/15/25	18,150	17,847,222
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.078%	(c)	10/15/26	6,699	6,600,174
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278%	(c)	08/17/22	2,000	1,990,706
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(c)	10/20/23	2,150	2,148,083
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.154%	(c)	07/20/27	10,750	10,675,556
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.994%	(c)	10/20/26	5,250	5,176,585
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	4,850	4,855,259
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134%	(c)	04/20/26	6,450	6,408,152
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	2,000	1,989,328

					305,503,140

Non-Residential Mortgage-Backed Securities — 4.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	26,200	26,554,405
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.458%	(c)	09/26/45	3,697	3,623,386
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(x)	1.953%	(c)	02/25/25	2,097	2,098,671

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	8,500	$8,544,669
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(x)	3.753%	(c)	10/25/27	4,850	4,842,784
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(x)	3.303%	(c)	04/25/28	4,200	4,317,744
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(x)	2.446%	(c)	12/25/28	4,425	4,454,473
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(x)	2.703%	(c)	11/25/28	3,750	3,771,740
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Private Placement, 144A	2.730%		03/25/21	21,000	21,456,962
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	6,500	6,679,288
Mortgage Securities Corp. Mortgage Loan Trust Series, Series 2007-2, Class A1	0.953%	(c)	09/25/37	18,855	17,267,481
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	8,400	8,397,514
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/18/29	6,400	6,542,616
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	877	874,797
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	5,043	5,083,814
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	17,040	17,140,792
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19	375	377,813

					142,028,949

Residential Mortgage-Backed Securities — 10.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.503%	(c)	12/25/33	436	412,105
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.093%	(c)	05/25/34	1,210	1,138,439
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.233%	(c)	04/25/34	2,561	2,368,947
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	1.053%	(c)	02/25/34	278	246,254
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.803%	(c)	02/25/33	1,446	1,361,424
Argent Securities, Inc., Series 2003-W10, Class M1	1.533%	(c)	01/25/34	2,182	2,018,396
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.233%	(c)	10/25/34	1,365	1,325,006
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	1.278%	(c)	08/25/33	750	723,043
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	1.153%	(c)	06/25/34	758	705,316
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.967%	(c)	01/15/33	514	519,527
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.417%	(c)	12/15/33	1,122	1,043,730

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.278%	(c)	04/25/34	4,941	$4,633,865
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.263%	(c)	06/25/34	3,030	2,835,306
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.353%	(c)	08/25/34	2,776	2,612,196
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	1.503%	(c)	12/25/34	1,487	1,341,749
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.643%	(c)	03/27/36	8,200	7,637,261
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.583%	(c)	02/27/37	4,022	3,678,042
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.616%	(c)	05/28/36	4,288	4,067,889
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%	(c)	07/28/35	11,436	11,421,663
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.473%	(c)	06/25/34	3,014	2,736,972
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.953%	(c)	03/25/43	1,125	1,099,893
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.308%	(c)	07/25/34	3,024	2,883,325
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.943%	(c)	07/25/35	1,831	1,802,566
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.833%	(c)	06/25/36	1,681	1,642,471
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	1.278%	(c)	10/25/34	1,878	1,878,293
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%		03/25/35	665	686,523
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.203%	(c)	02/25/34	4,249	4,081,644
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.503%	(c)	11/25/34	1,746	1,665,737
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	1.133%	(c)	06/25/33	1,377	1,336,268
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.872%	(c)	05/25/35	271	270,535
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	0.933%	(c)	01/25/34	4,655	4,258,909
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.353%	(c)	12/25/34	3,000	2,931,008
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.586%	(c)	01/26/37	7,126	6,832,007
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.586%	(c)	01/26/37	2,500	1,986,044
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.586%	(c)	10/26/36	8,034	7,554,617
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.586%	(c)	10/26/36	2,025	1,436,170
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.586%	(c)	03/26/37	8,742	8,271,313
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.586%	(c)	03/26/37	2,100	1,613,030
Home Equity Asset Trust, Series 2003-4, Class M1	1.653%	(c)	10/25/33	1,003	918,872

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Home Equity Asset Trust, Series 2003-6, Class M1	1.503%	(c)	02/25/34	2,777	$2,623,464
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.793%	(c)	04/25/36	2,596	2,550,219
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.758%	(c)	07/20/36	3,560	3,436,530
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A^	2.457%	(c)	12/01/21	4,996	4,908,284
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.457%	(c)	01/01/20	6,062	5,958,328
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.457%	(c)	01/01/20	15,130	14,935,350
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.457%	(c)	03/01/20	11,363	11,130,026
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A^	2.457%	(c)	04/01/20	3,673	3,599,834
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A^	2.457%	(c)	04/01/20	5,465	5,362,549
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^	2.457%	(c)	05/01/20	25,470	24,897,312
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.457%	(c)	07/01/20	4,398	4,321,397
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457%	(c)	08/01/20	11,828	11,608,544
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.457%	(c)	10/01/20	6,510	6,390,772
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.457%	(c)	01/01/21	5,487	5,324,396
LSTAR Securities Investment Trust, Series 2016-2, Class A, 144A	2.457%	(c)	03/01/21	7,030	6,881,117
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.548%	(c)	09/25/34	461	460,020
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.153%	(c)	09/25/34	858	774,422
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.353%	(c)	04/25/34	2,533	2,353,529
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.173%	(c)	12/25/34	4,531	4,136,254
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.928%	(c)	06/25/34	1,205	1,209,014
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.298%	(c)	01/25/35	1,154	1,104,281
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.653%	(c)	06/25/33	468	451,297
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.473%	(c)	10/25/33	246	231,474
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.193%	(c)	01/25/34	1,566	1,471,719
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.308%	(c)	03/25/34	5,282	5,001,652
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.353%	(c)	05/25/34	2,932	2,785,301
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.383%	(c)	06/25/34	2,198	2,126,038
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	2.028%	(c)	11/25/32	981	938,810

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	0.923%	(c)	08/25/35	4,350	$4,223,144
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.393%	(c)	06/25/33	542	517,898
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-5, Class A2	1.093%	(c)	08/25/33	1,279	1,209,726
Option One Mortgage Loan Trust, Series 2003-1, Class A2	1.293%	(c)	02/25/33	1,827	1,701,737
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.353%	(c)	01/25/34	6,877	6,397,039
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.953%	(c)	12/25/33	1,301	1,209,249
Saxon Asset Securities Trust, Series 2004-1, Class A	0.993%	(c)	03/25/35	405	368,062
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.218%	(c)	02/25/34	4,680	4,326,643
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.253%	(c)	02/25/34	14,893	14,150,140
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.253%	(c)	07/25/34	9,692	9,127,083
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.293%	(c)	08/25/34	1,387	1,332,033
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.453%	(c)	09/25/34	7,741	7,519,835
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.353%	(c)	01/25/35	299	294,952
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.393%	(c)	09/25/34	3,754	3,490,908
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	3,663	3,663,702
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	12,496	12,434,736
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	4,926	4,877,919
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	8,385	8,355,825

					328,148,919

TOTAL ASSET-BACKED SECURITIES (cost $774,723,315)					783,830,921

BANK LOANS(c) — 2.7%
Automotive — 0.1%
Chrysler Group LLC, Term Loan B	3.500%		05/24/17	3,180	3,177,623
Schaffler AG (Germany), Term Loan B	4.250%		05/15/20	248	248,884

					3,426,507

Cable — 0.1%
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21	1,440	1,430,097
Virgin Media Investments Holdings Ltd. (United Kingdom), Term Loan F	3.500%		06/30/23	1,520	1,479,793

					2,909,890

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.500%	12/03/20	EUR	2,931	$3,256,287

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.250%	08/30/20	EUR	1,534	1,693,353
CeramTec GmbH (Germany), Term Loan B2	4.250%	08/30/20	EUR	466	515,059
Macdermid, Inc., Term Loan B3	5.500%	06/07/20		2,079	2,046,366

					4,254,778

Consumer
Bombardier Recreation Products (Canada), Term Load B^	3.750%	06/30/23		405	399,431
Bombardier Recreation Products (Canada), Term Loan B	3.750%	01/30/19		850	846,600

					1,246,031

Electric — 0.1%
Calpine Corp., Term Loan B-7	3.460%	05/31/23		2,400	2,370,000

Energy – Other — 0.1%
Western Refining, Inc., Term Loan B	4.250%	11/12/20		3,922	3,797,793

Foods — 0.3%
Albertsons LLC, Term Loan B6	4.750%	06/22/23		3,572	3,563,291
Aramark Corp., Term Loan F	3.250%	02/24/21		1,703	1,699,458
BC Unlimited Liability Co. (Canada), Term Loan B2	3.750%	12/10/21		2,777	2,770,637

					8,033,386

Healthcare & Pharmaceutical — 0.7%
Capsugel Holdings US, Inc., Term Loan B	4.000%	07/31/21		2,491	2,476,607
CHS/Community Health Systems, Inc., Term Loan F	3.741%	12/31/18		1,340	1,328,104
CHS/Community Health Systems, Inc., Term Loan G	3.750%	12/31/19		538	522,898
CHS/Community Health Systems, Inc., Term Loan H	4.000%	01/27/21		991	964,006
Grifols SA, Term Loan B	3.630%	02/26/21		3,064	3,061,454
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.500%	03/19/21		2,987	2,949,465
RPI Finance Trust, Term Loan B4	3.500%	11/09/20		4,007	4,005,498
Select Medical Corp., Term Loan F^	6.000%	03/03/21		3,197	3,188,995
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	4.000%	04/01/22		1,906	1,849,289
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan TL	3.750%	08/05/20		2,909	2,819,219

					23,165,535

Packaging — 0.1%
Berry Plastics Group, Inc., Term Loan G	3.500%	01/06/21		1,271	1,261,026

Retailers — 0.2%
Douglas Holding AG (Germany), Term Loan B	6.000%	08/13/22	EUR	211	234,120
Douglas Holding AG (Germany), Term Loan B2	6.000%	08/13/22	EUR	129	142,659
Douglas Holding AG (Germany), Term Loan B3	6.000%	08/13/22	EUR	221	244,589
Douglas Holding AG (Germany), Term Loan B4	6.000%	08/13/22	EUR	146	162,385
Douglas Holding AG (Germany), Term Loan B5	6.000%	08/13/22	EUR	33	36,086

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Retailers (continued)
Douglas Holding AG (Germany), Term Loan B6	6.000%		08/13/22	EUR	168	$186,278
Douglas Holding AG (Germany), Term Loan B7	6.000%		08/13/22	EUR	93	103,118
Euro Garages Ltd. (United Kingdom), Term Loan B1	5.500%		01/30/23	GBP	2,405	3,137,639
Rite Aid Corp., Term Loan 2	4.875%		06/21/21		2,250	2,248,594

						6,495,468

Technology — 0.8%
Action Nederland BV (United Kingdom), Term Loan B	4.750%		02/25/22	EUR	2,300	2,558,817
Avago Tech Cayman Finance Ltd., Term Loan B	4.250%		02/01/23		6,160	6,154,432
Dell International LLC, Term Loan A3^	—%	(p)	12/31/18		2,900	2,813,000
Dell International LLC, Term Loan B	—%	(p)	09/30/23		2,505	2,495,258
First Data Corp., Term Loan B	4.202%		07/08/22		2,800	2,769,082
NXP BV, Term Loan B	3.750%		12/07/20		866	867,534
Solera Holdings, Inc., Term Loan B	5.750%		03/03/23		1,995	1,992,506
Transunion LLC, Term Loan B2	3.500%		04/09/21		1,202	1,188,409
Western Digital Corp., Term Loan B	4.500%		04/28/23	EUR	1,650	1,835,102
Western Digital Corp., Term Loan B	6.250%		04/28/23		1,760	1,763,851

						24,437,991

TOTAL BANK LOANS (cost $86,106,966)						84,654,692

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,600	2,608,165
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(c)	04/10/49		4,737	4,829,872
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		3,337	3,463,541
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.901%	(c)	12/10/49		8,775	9,032,365
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.345%	(c)	12/10/49		2,538	2,639,752
Citigroup Commercial Mortgage Trust, Series 2011-12, Class 3A2, 144A	2.774%	(c)	09/25/47		3,193	2,845,840
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	9,410,954
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		9,770	10,601,496
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		11,112	11,550,896
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48		22,600	24,436,555
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49		956	966,443
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48		2,619	2,626,816
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	2,061,497
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46		6,972	7,183,238
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		12,600	13,229,814
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47		17,000	18,189,866

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	$16,371,875
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,503,222
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	17,798,503
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	15,669,934
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	20,554,862
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/53	13,500	14,524,335
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	22,913,092
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	13,300	14,162,332
Fannie Mae-ACES, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	10,700	11,413,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.795%	(c)	06/25/20	33,978	1,632,637
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(c)	05/25/22	47,088	3,322,835
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(c)	06/25/22	25,606	1,837,865
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.004%	(c)	09/25/22	41,035	1,793,395
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.013%	(c)	10/25/22	33,498	1,505,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.812%	(c)	11/25/25	134,024	6,642,473
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369%	(c)	03/25/26	56,080	5,877,178
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(c)	08/25/16	8,306	1,817
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(c)	05/25/19	35,703	1,505,894
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(c)	07/25/19	35,998	1,552,474
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.350%	(c)	02/25/32	30,603	5,427,506
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	392	392,654
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,544,156
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,260,558
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,684,007
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,002,835
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	3,710	3,791,931
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	5,160,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	15,151,872
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	11,547	11,606,672

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	$10,360,079
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	5,240,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	14,153,112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	17,800	19,178,726
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	880	890,251
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	3,123,079
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	14,225,739
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,770,140
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	5,753	5,778,709
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	2,415	2,425,112
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	6,995	7,096,278
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889%	(c)	06/15/49	3,811	3,918,520
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.147%	(c)	02/15/51	6,695	6,833,377
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	17,735	18,176,462
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,901,471
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,502,652

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $501,262,022)					508,857,350

CORPORATE BONDS — 29.0%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	611	1,099,155
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	468	867,289
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	7,440	7,504,520
Reynolds American, Inc., Gtd. Notes	7.000%		08/04/41	1,350	1,700,690

					11,171,654

Airlines — 0.3%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		06/15/28	2,915	3,013,877
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		04/11/24	4,390	4,641,971
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,090	1,144,611

					8,800,459

Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	5,200	5,504,112

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,135	$1,239,020
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	2.597%		11/04/19	5,000	5,115,400
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	4,620	4,656,674
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	5,793,098

					22,308,304

Auto Parts & Equipment — 0.3%
Lear Corp., Gtd. Notes	5.250%		01/15/25	6,325	6,633,344
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,000	3,041,250

					9,674,594

Banks — 7.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18	5,000	5,470,725
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/31/49	4,145	3,906,662
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	1,490	1,583,125
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	17,705	20,499,168
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,077,585
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	1,245	1,333,812
Bank of America Corp., Sub. Notes, GMTN(a)	4.450%		03/03/26	6,375	6,667,842
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	8,575	8,732,308
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	5,795	5,754,105
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	3,075	3,104,828
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,226,274
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	4,000	4,065,000
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49	2,575	2,508,758
Citigroup, Inc., Jr. Sub. Notes	6.125%	(c)	12/31/49	4,975	5,049,625
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49	3,315	3,406,162
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,940	2,042,215
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,509,174
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	1,020	1,023,574
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	4,950	5,099,782
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,550	1,673,609
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,525	1,505,636
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		09/15/22	4,125	4,142,828
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.800%		06/09/23	1,705	1,700,625
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	9,475	9,507,613
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,220,856
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	7,490	7,407,011
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,290	1,357,726
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	6,590	7,436,696
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,438,605
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,859,286
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	2,003,332
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	7,950	7,920,188

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	$4,437,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	5,930	6,095,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.250%		09/23/22	9,245	9,664,954
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,459,182
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,750	4,117,418
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	5,340	5,655,994
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	2,856,000
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	1,280	1,733,404
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(h)	5.500%		07/28/21	7,000	7,993,125
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	8,432,261
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,900	1,939,393
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	824,838
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,859,857
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,265	5,409,788
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	2,700	3,229,872
Wells Fargo & Co., Sub. Notes, MTN(a)	4.650%		11/04/44	4,110	4,334,644

					241,277,485

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	1,775	2,080,020

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	4,752	4,964,951
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	695	869,798

					5,834,749

Building Materials — 0.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,080,875: purchased 10/27/14-02/11/15)(f)(g)	5.375%		11/15/24	5,015	5,102,762
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	3,320	3,652,000

					8,754,762

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	4,910	5,266,785
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	2,105	1,985,131
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	3,800	4,220,759
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	8,875	9,379,819
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	250	293,120
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	185	181,402
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	1,305	1,443,243
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	4,260	4,724,868

					27,495,127

Commercial Services — 0.6%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%		12/01/26	5,690	5,817,746
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%		06/01/34	1,025	1,358,022
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%		10/15/37	2,050	2,792,867
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	935	920,975
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	400	397,000

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Services (continued)
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,100	$1,144,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,300	6,725,250

				19,155,860

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	2,560	2,622,490
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	2,175	2,238,664
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	10,125	10,256,220
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	1,895	1,940,594

				17,057,968

Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	650	665,112
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	07/01/22	1,845	1,889,428
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	6,600	6,741,247
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	4,895	4,931,385
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	1,187	1,331,323
General Electric Capital Corp., Gtd. Notes, GMTN	6.875%	01/10/39	1,970	2,973,615
General Electric Capital Corp., Gtd. Notes, MTN	5.875%	01/14/38	263	355,699
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/34	966	967,322
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17	1,500	1,566,000
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	1,961,045
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,105	1,066,325
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	2,195	2,140,125
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	2,010	1,924,575

				28,513,201

Electric — 1.1%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	1,105	1,077,375
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	1,205	1,171,862
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	2,110	2,966,582
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	07/01/19	1,875	1,908,814
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	2,880,000
Dynegy, Inc., Gtd. Notes(a)	6.750%	11/01/19	6,780	6,788,475
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	2,320	2,238,800
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24	2,725	2,616,000
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	2,320	2,373,914
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	2,929,277
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	931,545
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	1,314	1,412,550
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	2,680	2,771,308

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	$1,212,270
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,105,820

				34,384,592

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	2,000	2,010,000

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29	1,765	702,470
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,656,791; purchased 10/22/12)(f)(g)	7.125%	06/26/42	1,425	612,750

				1,315,220

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	700	721,000
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,000	6,105,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	3,000	3,108,750

				9,934,750

Environmental Control — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,175	2,240,250

Food Service
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	540	556,200

Foods — 0.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,000	6,060,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)(g)	7.250%	06/01/21	2,990	3,094,650
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,059,500; purchased 01/20/15)(f)(g)	8.250%	02/01/20	2,900	3,001,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,755,000; purchased 05/20/15)(f)(g)	5.750%	06/15/25	2,755	2,589,700
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18	735	806,054
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26	4,590	4,627,537
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46	1,115	1,179,137
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	1,177,200

				22,535,778

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,824,226
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	6,044,964

				10,869,190

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas — 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41	1,200	$1,392,702
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	240	260,032

					1,652,734

Healthcare – Services — 1.7%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%		06/15/26	8,340	8,580,392
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	2,250	3,051,716
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	2,030	2,118,557
Centene Corp., Sr. Unsec’d. Notes	4.750%		05/15/22	2,495	2,544,900
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19	2,300	2,251,125
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	603	611,671
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	4,740	5,610,022
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	6,270	6,442,425
HCA, Inc., Gtd. Notes	8.000%		10/01/18	3,750	4,181,250
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	2,885	3,007,612
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	3,400	3,553,000
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%		03/15/22	2,000	2,175,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	365	377,549
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%		06/01/26	1,765	1,825,829
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18	375	395,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	2,750	2,701,875
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	3,360	3,833,814
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	363	475,429

					53,737,791

Home Builders — 0.3%
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18	5,750	6,303,438
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20	3,500	3,596,250

					9,899,688

Home Furnishings
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.500%		06/15/26	1,250	1,228,125

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	2,050	2,222,305

Insurance — 1.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	4,500	5,010,368
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,630	1,576,934
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,700	1,900,250
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	345	396,895
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	250	273,125
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,800,201
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	3,890	3,982,290
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,313,256
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	950	1,165,541

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	$4,952,686
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	789,153
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	1,330	1,403,913
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	900	996,358
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	1,430	1,728,062
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	1,810	1,947,770
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	3,600,989
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	248,570
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	890	998,939
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,916	3,961,258

					39,046,558

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,537,270
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		06/15/26	8,075	8,173,119
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	4,375	4,913,125

					16,623,514

Machinery – Construction & Mining — 0.1%
Terex Corp., Gtd. Notes	6.500%		04/01/20	1,750	1,765,312

Machinery – Diversified — 0.3%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	4,000	4,300,000
CNH Industrial Capital LLC, Gtd. Notes(a)	4.375%		11/06/20	3,325	3,358,250
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,950	2,126,120

					9,784,370

Media — 1.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,526,719
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%		05/15/26	2,500	2,500,000
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	5,660	5,602,692
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	8,500	8,978,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%		05/01/23	3,150	3,167,719
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	1,910	1,938,650
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	1,746	1,775,333
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	3,160	3,742,025
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,000	1,194,021
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	1,010	1,200,904
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	815	899,980
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,088	1,187,324
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	462	479,769

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
Time Warner, Inc., Gtd. Notes(a)	6.250%		03/29/41		4,945	$6,223,070
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR	2,200	2,454,742
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		225	186,677
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		1,055	931,365
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22		3,500	3,622,500

						47,611,615

Mining — 0.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.750%	(c)	10/19/75		4,915	5,222,188
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		960	904,390
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35		2,500	2,761,500

						8,888,078

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		2,390	2,437,800
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,756,875; purchased 06/22/15)(f)(g)	5.000%		03/15/22		2,750	2,750,000
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17		1,300	1,353,625

						6,541,425

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500%		12/01/24		6,200	6,401,500

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	0.291%	(s)	10/10/36		7,000	2,644,530
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		1,570	1,808,817
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,350	1,870,022
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		1,980	2,079,275
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34		2,295	2,318,464
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32		2,045	2,343,196
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		3,110	3,595,863
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19		1,050	1,175,790
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		2,500	2,294,082
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%		11/15/24		4,000	4,063,644
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		1,975	2,076,661
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		4,140	4,452,404
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A (original cost $5,839,190; purchased 11/18/13-08/15/14)(f)(g)	5.375%		01/26/19		5,745	1,062,825
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		4,570	4,716,240
Phillips 66, Gtd. Notes	4.650%		11/15/34		2,425	2,585,038
Phillips 66, Gtd. Notes	4.875%		11/15/44		2,310	2,521,508
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		2,175	2,435,378
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		3,450	3,456,900

						47,500,637

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Oil & Gas Services — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		3,935	$4,821,638
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%	11/15/41		940	919,576

					5,741,214

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A(a)	4.625%	05/15/23		3,220	3,171,700
Ball Corp., Gtd. Notes	4.000%	11/15/23		3,170	3,122,450
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25		2,500	2,606,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%	08/15/23		1,270	1,334,033
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25		915	956,175
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,120	1,183,520
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,250	1,387,578

					13,761,706

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		5,735	6,009,305
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,430	4,630,072
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		5,300	5,446,921
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45		1,430	1,501,604
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		1,900	1,662,500
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21		4,400	4,883,692
Mylan NV, Gtd. Notes, 144A	2.500%	06/07/19		5,050	5,117,054
Mylan NV, Gtd. Notes, 144A	3.150%	06/15/21		4,555	4,620,355
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25		280	224,700
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43		420	416,162

					34,512,365

Pipelines — 0.7%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		5,831	5,714,380
Energy Transfer Partners LP, Sr. Unsec’d. Notes	2.500%	06/15/18		5,485	5,459,676
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25		2,800	2,580,514
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,877,579
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45		2,010	1,991,775
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,805,313
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,048,285

					21,477,522

Retail — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26		4,420	4,516,900
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		575	717,791
Kirk Beauty Zero GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,550	1,831,928
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22		8,650	9,307,400
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		3,745	3,814,297
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		610	627,142
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24		3,640	4,084,952

					24,900,410

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Retailers
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	1,345	$1,511,278

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,475	3,576,856

Semiconductors — 0.3%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		4,000	4,218,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		3,250	3,371,875
Sensata Technologies BV, Gtd. Notes, 144A	5.625%	11/01/24		2,750	2,854,830

					10,444,705

Software — 0.5%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%	10/15/20		5,720	6,046,726
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	10/15/25		3,870	4,393,332
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,955	2,991,938
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		2,350	2,454,552

					15,886,548

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		1,450	1,483,340
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,785	1,832,501
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		3,375	3,641,497
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		4,575	5,004,556
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		850	952,311
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30		1,960	3,019,735
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		2,900	3,041,375
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25		2,970	3,044,250
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		1,560	1,593,540
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%	05/01/18		2,075	2,096,395
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48		965	1,004,854
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		1,729	1,748,780
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		835	897,046
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		11,074	11,711,331
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,520	3,447,023

					44,518,534

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	938,906

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%	07/17/18		2,100	$2,138,676

Wireless Telecommunication Services — 0.1%
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	2,100	3,076,628

TOTAL CORPORATE BONDS (cost $897,380,209)					921,359,163

MUNICIPAL BONDS — 1.8%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41		2,500	3,214,700

California — 0.8%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49		6,290	9,606,277
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39		1,475	1,951,720
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39		4,900	6,551,643
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45		750	1,131,285
State of California, Taxable, Var. Purp., GO, BABs(a)	7.500%	04/01/34		3,170	4,808,383

					24,049,308

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40		1,000	1,360,230

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40		2,970	4,222,330

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43		2,200	2,983,706

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41		400	572,624

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41		1,750	2,661,138
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40		1,075	1,682,740
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40		1,920	2,457,696

					6,801,574

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	2,000	$2,874,780
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,729,728
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	2,219,496

				6,824,004

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,661,801

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	688,080
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,681,779

				2,369,859

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,522,984

TOTAL MUNICIPAL BONDS (cost $51,408,281)				58,583,120

NON-CORPORATE FOREIGN AGENCIES — 2.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	9,635	10,354,763
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,951,868
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,474,381
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	3,862,135
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	569	640,314
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	2,238	2,318,031
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	3,730	4,075,771
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21	1,600	1,626,472
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, RegS	1.500%	09/12/17	18,300	18,361,451
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	7,930	8,803,886
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,076,872
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	608,504
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22	4,830	5,073,852
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16	1,600	1,624,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	950	1,085,375
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	6,970	7,074,550

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Petroleos Mexicanos (Mexico), Gtd. Notes	2.830%	02/15/24		3,200	$3,352,938
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,735	1,773,847
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		4,810	5,093,309
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		1,100	1,489,117
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19		3,000	3,044,292

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $85,054,961)					86,765,728

SOVEREIGN BONDS — 4.6%
Argentina Bonos Bonds (Argentina), Sr. Unsec’d. Notes	7.000%	04/17/17		2,000	2,048,748
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21		2,045	2,180,992
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/22/26		700	756,700
Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A, RegS	8.875%	12/01/24		2,000	3,024,787
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	6,200	7,589,169
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		2,915	3,785,856
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		300	395,250
Dominican Republic International (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		600	666,600
Dominican Republic International (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		7,000	7,777,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		3,000	4,186,746
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN(g)	3.800%	08/08/17	JPY	1,150,000	10,454,292
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	700,000	6,843,196
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		4,220	4,354,534
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		8,128	9,252,688
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		1,900	2,755,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%	07/08/21	EUR	2,645	3,050,248
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%	07/30/25	EUR	2,000	2,272,942
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		4,950	5,120,255
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%	09/20/16		1,000	1,008,170
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%	03/24/17	JPY	300,000	2,968,770
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	300,000	2,941,461
Japan Bank for International Cooperation Bond (Japan), Gov’t. Gtd. Notes	1.750%	07/31/18		1,700	1,717,226
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		1,000	1,026,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	8,959	10,737,676

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	$2,370,500
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		1,600	1,746,693
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		530	559,150
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		1,400	1,858,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610%	(s)	05/31/18		1,312	1,267,752
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	700	823,438
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		2,500	2,499,275
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		3,700	3,698,927
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26		3,280	3,260,625
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24		3,340	3,682,684
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		3,200	3,604,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		7,700	8,741,810
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		600	696,870
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		6,000	6,068,724
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,151,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		4,300	4,876,931

TOTAL SOVEREIGN BONDS (cost $145,405,119)						144,821,685

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29-03/01/30		3,225	3,349,164
Federal Home Loan Mortgage Corp.	2.500%		TBA		16,500	17,042,175
Federal Home Loan Mortgage Corp.	2.559%	(s)	12/14/29		2,400	1,713,650
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		3,889	4,106,700
Federal Home Loan Mortgage Corp.	3.000%		TBA		14,000	14,486,907
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,386	1,473,396
Federal Home Loan Mortgage Corp.	3.500%		TBA		500	527,109
Federal Home Loan Mortgage Corp.	4.000%		09/01/40-01/01/44		23,827	25,633,602
Federal Home Loan Mortgage Corp.	4.000%		TBA		6,500	6,950,938
Federal Home Loan Mortgage Corp.(t)	4.000%		TBA		10,500	11,238,281
Federal Home Loan Mortgage Corp.	4.500%		12/01/40-07/01/41		8,115	8,911,179
Federal National Mortgage Assoc.	2.500%		04/01/28-09/01/28		1,783	1,851,811
Federal National Mortgage Assoc.	2.500%		TBA		24,500	25,347,435
Federal National Mortgage Assoc.	2.797%	(s)	05/15/30		1,855	1,298,819
Federal National Mortgage Assoc.	3.000%		02/01/31-11/01/43		20,384	21,242,006
Federal National Mortgage Assoc.	3.500%		05/01/42-09/01/42		53,945	57,074,264
Federal National Mortgage Assoc.	3.500%		TBA		3,500	3,693,047
Federal National Mortgage Assoc.	4.000%		09/01/40-12/01/43		5,056	5,439,576
Federal National Mortgage Assoc.	4.500%		05/01/39-12/01/40		11,016	12,181,985
Federal National Mortgage Assoc.	4.500%		TBA		1,500	1,637,336
Federal National Mortgage Assoc.	6.250%		05/15/29		2,600	3,786,510
Government National Mortgage Assoc.	3.000%		TBA		3,500	3,652,373

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.(t)	3.000%		TBA	7,500	$7,841,748
Government National Mortgage Assoc.	3.500%		09/15/41-01/15/44	19,100	20,352,233
Government National Mortgage Assoc.	3.500%		TBA	17,000	18,019,336
Government National Mortgage Assoc.(t)	3.500%		TBA	35,000	37,147,852
Government National Mortgage Assoc.	4.000%		01/20/40-02/20/41	5,495	5,920,766
Government National Mortgage Assoc.	4.500%		05/20/40-12/20/40	10,626	11,586,118
Resolution Funding Corp. Interest Strip, Bonds	1.971%	(s)	01/15/23	2,500	2,252,250
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	2,200	3,497,832
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	3,835	5,872,555

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $339,992,471)					345,128,953

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds	2.500%		02/15/46	11,515	11,990,443
U.S. Treasury Bonds	2.875%		05/15/43	5,000	5,622,460
U.S. Treasury Bonds(hh)	3.000%		11/15/44	10,555	12,135,780
U.S. Treasury Notes	1.625%		04/30/23	34,815	35,596,980
U.S. Treasury Notes	1.750%		02/28/22	2,815	2,909,348
U.S. Treasury Notes	2.000%		11/30/20	8,000	8,359,688
U.S. Treasury Notes	2.000%		11/30/22	28,860	30,204,934
U.S. Treasury Notes	2.125%		09/30/21	580	611,220
U.S. Treasury Notes(h)(k)	2.625%		11/15/20	44,630	47,816,850
U.S. Treasury Strips Coupon(hh)(k)	2.404%	(s)	08/15/21	24,945	23,555,713
U.S. Treasury Strips Coupon(hh)	2.699%	(s)	05/15/26	22,700	19,270,461
U.S. Treasury Strips Principal	2.543%	(s)	02/15/45	1,265	628,485
U.S. Treasury Strips Principal	2.560%	(s)	05/15/43	1,465	768,160
U.S. Treasury Strips Principal	2.873%	(s)	05/15/45	2,460	1,213,161
U.S. Treasury Strips Principal	3.539%	(s)	05/15/44	2,860	1,461,875

TOTAL U.S. TREASURY OBLIGATIONS (cost $193,196,077)					202,145,558

TOTAL LONG-TERM INVESTMENTS (cost $3,074,529,421)					3,136,147,170

				Shares
SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $197,329,330; includes $24,102,563 of cash collateral for securities on loan)(b)(w) (Note 4)				197,329,330	197,329,330

TOTAL INVESTMENTS — 104.8% (cost $3,271,858,751)					3,333,476,500
Liabilities in excess of other assets(z) — (4.8)%					(153,863,657)

NET ASSETS — 100.0%					$3,179,612,843

See	the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $45,213,793 and 1.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,698,049; cash collateral of $24,102,563 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $36,315,067. The aggregate value of $30,030,448 is approximately 0.9% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of June 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $53,000,000 is approximately 1.7% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
6,741	5 Year U.S. Treasury Notes	Sep. 2016	$810,010,260	$823,507,945	$13,497,685
2,180	10 Year U.S. Treasury Notes	Sep. 2016	281,988,860	289,905,937	7,917,077
136	10 Year Euro-Bund	Sep. 2016	24,921,087	25,222,861	301,774
990	20 Year U.S. Treasury Bonds	Sep. 2016	172,579,260	184,511,250	11,931,990

					33,648,526

Short Positions:
36	2 Year U.S. Treasury Notes	Sep. 2016	7,845,657	7,895,812	(50,155)
13	10 Year U.K. Gilt	Sep. 2016	2,125,911	2,223,691	(97,780)
40	30 Year Euro BUXL	Sep. 2016	8,386,194	8,707,580	(321,386)
49	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	8,375,233	8,444,844	(69,611)

					(538,932)

					$33,109,594

U.S. Treasury Obligations with a combined market value of $14,708,044 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	1,191	$314,196	$301,735	$(12,461)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	JPMorgan Chase	AUD	1,088	$828,758	$811,219	$17,539
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	9,292	13,462,919	12,373,044	1,089,875
Euro,
Expiring 07/27/16	BNP Paribas	EUR	3,595	4,040,068	3,993,333	46,735
Expiring 07/27/16	JPMorgan Chase	EUR	1,229	1,389,081	1,365,366	23,715
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	325,615	1,192,729	1,144,389	48,340
Japanese Yen,
Expiring 07/27/16	Citigroup Global Markets	JPY	356,326	3,215,211	3,453,520	(238,309)
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	23,746	1,363,918	1,296,086	67,832
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	4,764	1,256,769	1,206,926	49,843

				$26,749,453	$25,643,883	1,105,570

						$1,093,109

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	119,600	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	$128,196	$—	$128,196	Credit Suisse First Boston Corp.
MXN	120,800	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	51,978	—	51,978	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(1)	83,336	—	83,336	Hong Kong & Shanghai Bank

					$263,510	$—	$263,510

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
	22,450	03/11/20	1.824%	3 Month LIBOR(2)	$223	$(784,382)	$(784,605)
	31,900	07/31/21	2.290%	3 Month LIBOR(2)	341	(2,043,761)	(2,044,102)
	70,000	12/31/21	1.850%	3 Month LIBOR(2)	528	(3,118,851)	(3,119,379)
	27,055	12/31/21	1.787%	3 Month LIBOR(2)	(99,095)	(1,112,469)	(1,013,374)
	189,950	05/31/22	2.237%	3 Month LIBOR(2)	(186,878)	(12,929,381)	(12,742,503)
	137,100	05/31/22	1.741%	3 Month LIBOR(2)	1,269,875	(5,385,271)	(6,655,146)
	117,225	08/31/22	1.843%	3 Month LIBOR(2)	783	(5,388,103)	(5,388,886)
	68,200	08/31/22	1.788%	3 Month LIBOR(2)	518	(2,908,309)	(2,908,827)
	19,825	12/31/22	1.416%	3 Month LIBOR(2)	258	(379,514)	(379,772)
	1,250	12/31/22	1.495%	3 Month LIBOR(2)	157	(30,229)	(30,386)
	29,180	05/31/23	1.399%	3 Month LIBOR(2)	(3,302)	(428,494)	(425,192)
	23,680	05/31/23	1.578%	3 Month LIBOR(2)	(24,932)	(624,416)	(599,484)
	14,590	05/31/23	1.395%	3 Month LIBOR(2)	230	(210,640)	(210,870)
	14,590	05/31/23	1.394%	3 Month LIBOR(2)	230	(209,605)	(209,835)
	13,300	05/31/23	1.513%	3 Month LIBOR(2)	223	(294,043)	(294,266)
	5,310	05/31/23	1.584%	3 Month LIBOR(2)	179	(141,908)	(142,087)
	19,360	09/04/25	2.214%	3 Month LIBOR(2)	289	(1,530,009)	(1,530,298)
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	15,410	(171,028)	(186,438)
EUR	11,960	06/28/20	(0.458)%	1 Day EONIA(2)	169	4,129	3,960
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	29,546	(474,065)	(503,611)
EUR	5,100	06/20/24	(0.050)%	1 Day EONIA(2)	(862)	(21,114)	(20,252)
EUR	8,800	07/28/25	0.780%	1 Day EONIA(2)	(8,975)	(777,619)	(768,644)
EUR	11,290	05/09/31	1.587%	6 Month EURIBOR(1)	894	280,554	279,660
EUR	2,970	06/29/31	0.678%	6 Month EURIBOR(1)	199	(35,490)	(35,689)
EUR	7,100	05/09/46	1.357%	6 Month EURIBOR(2)	(53)	(336,504)	(336,451)
EUR	1,600	06/29/46	0.792%	6 Month EURIBOR(2)	217	40,673	40,456
GBP	5,000	02/23/21	0.639%	1 Day SONIA(2)	1,138	(144,297)	(145,435)
GBP	1,470	09/07/25	1.477%	6 Month GBP LIBOR(1)	(92)	94,037	94,129
MXN	255,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	(19,894)	(73,624)	(53,730)
MXN	120,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	(62,207)	51,908	114,115
MXN	64,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(1)	(62,949)	130,924	193,873
MXN	18,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(1,013)	(40,592)	(39,579)
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(1)	68,513	(38,943)	(107,456)
MXN	26,800	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	1,804	14,441	12,637

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
ZAR	131,200	08/26/20	7.855%	3 Month JIBAR(1)	$(30,234)	$9,783	$40,017
ZAR	63,200	11/14/23	8.190%	3 Month JIBAR(1)	(60,796)	12,028	72,824
ZAR	9,400	01/12/25	7.430%	3 Month JIBAR(1)	4,756	(32,373)	(37,129)
ZAR	57,500	01/13/25	7.440%	3 Month JIBAR(1)	28,352	(195,626)	(223,978)
ZAR	23,000	01/13/25	7.430%	3 Month JIBAR(1)	11,649	(79,213)	(90,862)

					$875,199	$(39,301,396)	$(40,176,595)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	07/29/16	1.500%	1,539	$64	$—	$64	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	873	36	—	36	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	710	30	—	30	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	632	26	—	26	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	498	21	—	21	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	419	17	—	17	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	380	16	—	16	Goldman Sachs & Co.
Bank of America Prime Mortgage	07/29/16	1.500%	2,251	94	—	94	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/29/16	1.500%	432	18	—	18	Goldman Sachs & Co.
BSABS	07/29/16	1.500%	1,415	59	—	59	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	1,786	74	—	74	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	1,262	53	—	53	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	495	21	—	21	Goldman Sachs & Co.
Citibank Mortgage	07/29/16	1.500%	548	23	—	23	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/22/16	1.500%	952	1,269	—	1,269	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/22/16	1.500%	120	160	—	160	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/29/16	1.500%	468	20	—	20	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/29/16	1.500%	450	19	—	19	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	2,032	2,708	—	2,708	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
COMM Mortgage Trust	07/22/16	1.500%	1,316	$1,754	$—	$1,754	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	1,225	1,633	—	1,633	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	328	437	—	437	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	159	212	—	212	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	146	195	—	195	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	07/22/16	1.500%	263	351	—	351	Goldman Sachs & Co.
Countrywide Home Equity	07/29/16	1.500%	1,185	49	—	49	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	4,230	5,450	—	5,450	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	1,256	1,616	—	1,616	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	357	460	—	460	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	3,774	5,030	—	5,030	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	1,212	1,616	—	1,616	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	1,056	1,408	—	1,408	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	718	957	—	957	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	601	801	—	801	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	445	593	—	593	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	367	489	—	489	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	302	403	—	403	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	250	333	—	333	Goldman Sachs & Co.
GSAMP Home Equity	07/29/16	1.500%	617	26	—	26	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/22/16	1.500%	627	836	—	836	Goldman Sachs & Co.
Lehman Home Equity	07/29/16	1.500%	1,348	56	—	56	Goldman Sachs & Co.
LNR CDO Ltd.	07/11/16	1.500%	6,501	8,759	—	8,759	Goldman Sachs & Co.
Long Beach Home Equity	07/29/16	1.500%	927	39	—	39	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	1,277	1,702	—	1,702	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	276	368	—	368	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	237	316	—	316	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
Morgan Stanley Home Equity	07/29/16	1.500%	853	$36	$—	$36	Goldman Sachs & Co.
New Century Home Equity	07/29/16	1.500%	1,030	43	—	43	Goldman Sachs & Co.
Option One Home Equity	07/29/16	1.500%	2,582	108	—	108	Goldman Sachs & Co.
Option One Home Equity	07/29/16	1.500%	1,146	48	—	48	Goldman Sachs & Co.
Wells Fargo Home Equity	07/29/16	1.500%	322	13	—	13	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/22/16	1.500%	2,422	3,228	—	3,228	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/22/16	1.500%	172	229	—	229	Goldman Sachs & Co.
WMC Home Equity	07/29/16	1.500%	1,576	66	—	66	Goldman Sachs & Co.

				$44,388	$—	$44,388

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	43,900	$(943,850)	$(1,413,031)	$(469,181)
CDX.NA.IG.24.V1	06/20/20	1.000%	105,550	(2,023,557)	(941,478)	1,082,079

				$(2,967,407)	$(2,354,509)	$612,898

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	14,790	0.755%	$213,863	$156,611	$(57,252)
Anadarko Petroleum Corp.	06/20/21	1.000%	1,920	2.456%	(144,749)	(124,552)	20,197
AT&T, Inc.	06/20/21	1.000%	10,080	0.865%	72,647	64,593	(8,054)
Barrick Gold Corp.	06/20/21	1.000%	3,830	1.280%	(99,576)	(50,116)	49,460
CIT Group Inc.	06/20/18	5.000%	15,340	1.726%	980,511	966,481	(14,030)
Devon Energy Corp.	06/20/20	1.000%	610	2.088%	(50,343)	(24,520)	25,823
Eastman Chemical Co.	06/20/21	1.000%	5,625	0.880%	54,113	32,006	(22,107)
Ford Motor Co.	06/20/21	5.000%	21,160	1.418%	3,680,897	3,522,230	(158,667)
General Motors Co.	06/20/19	5.000%	10,240	1.166%	1,152,720	1,133,548	(19,172)
General Motors Co.	06/20/21	5.000%	3,660	1.776%	550,960	540,293	(10,667)
Time Warner, Inc.	06/20/21	1.000%	2,990	0.635%	47,664	52,430	4,766
Viacom, Inc.	06/20/20	1.000%	7,000	1.039%	194	(10,430)	(10,624)

					$6,458,901	$6,258,574	$(200,327)

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	2,650	2.004%	$(99,590)	$(109,128)	$9,538	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	6,340	4.242%	(388,258)	(486,118)	97,860	Morgan Stanley

					$(487,848)	$(595,246)	$107,398

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	17,640	1.023%	$(11,876)	$(35,778)	$23,902	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	20,350	1.413%	(333,022)	94,415	(427,437)	JPMorgan Chase

					$(344,898)	$58,637	$(403,535)

U.S. Treasury Obligations with combined market value of $52,641,051 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,108	3 Month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 38.43 bps	Barclays Capital Group	10/12/16	$75,326	$—	$75,326
1,253	3 Month LIBOR	EUR	1,080	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	58,481	—	58,481

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (continued):
	706	3 Month LIBOR plus 432 bps	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	$175,839	$1,238	$174,601
	2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	91,324	(227,068)	318,392
	269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	9,602	(25,141)	34,743
	10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.75 bps	Deutsche Bank AG	05/14/17	97,705	—	97,705
	2,443	3 Month LIBOR 3 Month JPY LIBOR minus	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	333,151	—	333,151
JPY	565,000	43.35 bps 3 Month JPY LIBOR minus		4,796	3 Month LIBOR	JPMorgan Chase	11/26/16	677,964	—	677,964
JPY	2,260,000	42.10 bps		19,144	3 Month LIBOR	JPMorgan Chase	11/28/16	2,752,635	—	2,752,635
	32,632	3 Month LIBOR	EUR	28,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	1,134,889	—	1,134,889
		3 Month LIBOR
	5,793	plus 54.25 bps	JPY	700,000	.15500%	JPMorgan Chase	10/26/17	(1,026,729)	—	(1,026,729)
	3,834	3 Month LIBOR	JPY	431,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	13,600	—	13,600
	27,963	3 Month LIBOR	JPY	3,140,000	3 Month JPY LIBOR minus 98.625 bps	JPMorgan Chase	04/06/20	92,744	—	92,744
	4,796	3 Month LIBOR	JPY	565,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(793,930)	—	(793,930)
	19,144	3 Month LIBOR	JPY	2,260,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(3,266,267)	—	(3,266,267)

								$426,334	$(250,971)	$677,305

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Citigroup Global Markets	08/09/16	90,000	Pay fixed payments of 0.130% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$—	$—	$—
Credit Suisse First Boston Corp.	01/12/41	8,350	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	(96,381)	(17,111)	(79,270)
Deutsche Bank AG	09/08/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	297,288	—	297,288

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
Deutsche Bank AG	09/08/16	4,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$235,603	$—	$235,603
Deutsche Bank AG	09/08/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	93,240	—	93,240
Deutsche Bank AG	09/08/16	2,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	67,239	—	67,239

				$596,989	$(17,111)	$614,100

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$8,149,913	$—
Collateralized Loan Obligations	—	305,503,140	—
Non-Residential Mortgage-Backed Securities	—	142,028,949	—
Residential Mortgage-Backed Securities	—	289,380,940	38,767,979
Bank Loans	—	78,253,266	6,401,426
Commercial Mortgage-Backed Securities	—	508,857,350	—
Corporate Bonds	—	921,359,163	—
Municipal Bonds	—	58,583,120	—
Non-Corporate Foreign Agencies	—	86,765,728	—
Sovereign Bonds	—	144,821,685	—
U.S. Government Agency Obligations	—	345,128,953	—
U.S. Treasury Obligations	—	202,145,558	—
Affiliated Mutual Fund	197,329,330	—	—
Other Financial Instruments*
Futures Contracts	33,109,594	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,093,109	—
OTC Interest Rate Swap Agreements	—	263,510	—
Centrally Cleared Interest Rate Swap Agreements	—	(40,176,595)	—
OTC Credit Default Swap Agreements	—	(832,746)	44,388
Centrally Cleared Credit Default Swap Agreements	—	412,571	—
OTC Currency Swap Agreements	—	426,334	—
OTC Total Return Swap Agreements	—	596,989	—

Total	$230,438,924	$3,052,760,937	$45,213,793

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Bank Loans	Credit Default Swap Agreements
Balance as of 12/31/15	$39,638,646	$5,637,568	$—	$8,901
Realized gain (loss)	32,783	—	152	—
Change in unrealized appreciation (depreciation)**	(228,894)	—	51,242	35,487
Purchases	3,510,160	—	6,354,850	—
Sales	(3,245,570)	—	(8,012)	—
Accrued discount/premium	44,872	—	3,194	—
Transfers into Level 3	5,833,909	—	—	—
Transfers out of Level 3	(6,817,927)	(5,637,568)	—	—

Balance as of 06/30/16	$38,767,979	$—	$6,401,426	$44,388

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(133,266) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$38,767,979	Market approach	Single Broker Indicative Quote
Bank Loans	6,401,426	Market approach	Single Broker Indicative Quote
Credit Default Swap Agreements	44,388	Model Pricing	Discretionary Volatility Factor and/or Discount Rate

	$45,213,793

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$6,817,927	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$5,833,909	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	$5,637,568	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Commercial Mortgage-Backed Securities	16.0%
U.S. Government Agency Obligations	10.8
Residential Mortgage-Backed Securities	10.3
Collateralized Loan Obligations	9.6
Banks	7.6
U.S. Treasury Obligations	6.4
Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	6.2
Sovereign Bonds	4.6
Non-Residential Mortgage-Backed Securities	4.5
Non-Corporate Foreign Agencies	2.7
Municipal Bonds	1.8
Healthcare – Services	1.7
Media	1.5
Oil & Gas	1.5

Telecommunications	1.4%
Insurance	1.2
Electric	1.2
Pharmaceuticals	1.1
Chemicals	1.0
Foods	1.0
Diversified Financial Services	0.9
Retail	0.8
Technology	0.8
Healthcare & Pharmaceutical	0.7
Auto Manufacturers	0.7
Pipelines	0.7
Commercial Services	0.6
Computers	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Lodging	0.5%
Software	0.5
Packaging & Containers	0.4
Agriculture	0.3
Forest Products & Paper	0.3
Semiconductors	0.3
Entertainment	0.3
Home Builders	0.3
Machinery – Diversified	0.3
Auto Parts & Equipment	0.3
Mining	0.3
Airlines	0.3
Building Materials	0.3
Retailers	0.3
Collateralized Debt Obligations	0.2
Miscellaneous Manufacturing	0.2
Office/Business Equipment	0.2
Biotechnology	0.2
Oil & Gas Services	0.2

Energy – Other	0.1%
Savings & Loans	0.1
Automotive	0.1
Capital Markets	0.1
Wireless Telecommunication Services	0.1
Cable	0.1
Environmental Control	0.1
Housewares	0.1
Trucking & Leasing	0.1
Beverages	0.1
Electronics	0.1
Machinery – Construction & Mining	0.1
Gas	0.1

104.8
Liabilities in excess of other assets	(4.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$175,688		Unrealized depreciation on OTC swap agreements	$427,437
Credit contracts	Premiums paid for OTC swap agreements	94,415		Premiums received for OTC swap agreements	631,024
Credit contracts	Due from/to broker — variation margin swaps	1,182,325	*	Due from/to broker — variation margin swaps	769,754	*
Foreign exchange contracts	Unrealized appreciation on OTC foreign currency forward contracts	1,343,879		Unrealized depreciation on OTC foreign currency forward contracts	250,770
Interest rate contracts	Premiums paid for OTC swap agreements	1,238		Premiums received for OTC swap agreements	269,320
Interest rate contracts	Unrealized appreciation on OTC swap agreements	6,721,111		Unrealized depreciation on OTC swap agreements	5,166,196
Interest rate contracts	Due from/to broker — variation margin futures	33,648,526	*	Due from/to broker — variation margin futures	538,932	*
Interest rate contracts	Due from/to broker — variation margin swaps	851,671	*	Due from/to broker — variation margin swaps	41,028,266	*

Total		$44,018,853			$49,081,699

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$(1,629,652)	$826,944	$—	$—	$—	$3,347,243	$2,544,535
Foreign exchange contracts	—	—	—	1,213,482	—	—	1,213,482
Interest rate contracts	157,265	(657,930)	63,699,485	—	(57,483)	(24,073,520)	39,067,817

Total	$(1,472,387)	$169,014	$63,699,485	$1,213,482	$(57,483)	$(20,726,277)	$42,825,834

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Swaps	Total
Credit contracts	$1,121,910	$(652,645)	$—	$—	$(3,563,565)	$(3,094,300)
Foreign exchange contracts	—	—	—	48,944	—	48,944
Interest rate contracts	913,466	(577,653)	35,266,589	—	(41,080,796)	(5,478,394)

Total	$2,035,376	$(1,230,298)	$35,266,589	$48,944	$(44,644,361)	$(8,523,750)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(4)	Forward Foreign Currency Exchange Contracts- Sold(4)
$2,059,803	$504,903	$1,739,964,525	$122,214,625	$13,855,174	$39,278,470

Interest Rate Swaps Agreements(2)	Credit Default Swaps Agreements- Buy Protection(2)	Credit Default Swaps Agreements- Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)
$1,431,503	$315,550	$166,708	$131,876	$47,298

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$75,326	$—	$(75,326)	$—
BNP Paribas	46,735	—	—	46,735
Citigroup Global Markets	1,843,345	(502,979)	(1,230,000)	110,366
Credit Suisse First Boston Corp.	128,196	(96,381)	(31,815)	—
Deutsche Bank AG	843,053	—	(505,405)	337,648
Goldman Sachs & Co.	44,388	—	—	44,388
Hong Kong & Shanghai Bank	416,487	—	(380,945)	35,542
JPMorgan Chase	4,831,403	(4,831,403)	—	—
Morgan Stanley	107,398	(107,398)	—	—

	$8,336,331

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$—	$—	$—	$—
BNP Paribas	—	—	—	—
Citigroup Global Markets	(502,979)	502,979	—	—
Credit Suisse First Boston Corp.	(96,381)	96,381	—	—
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(5,550,141)	4,831,403	—	(718,738)
Morgan Stanley	(595,246)	107,398	487,848	—

	$(6,744,747)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $23,698,049:
Unaffiliated investments (cost $3,074,529,421)	$3,136,147,170
Affiliated investments (cost $197,329,330)	197,329,330
Foreign currency, at value (cost $1,840,420)	1,910,541
Receivable for investments sold	85,396,359
Dividends and interest receivable	19,652,377
Unrealized appreciation on OTC swap agreements	6,896,799
Receivable for fund share sold	3,286,940
Unrealized appreciation on OTC foreign currency forward contracts	1,343,879
Cash segregated for counterparty—OTC	520,000
Premiums paid for OTC swap agreements	95,653
Prepaid expenses	4,517
Tax reclaim receivable	982

Total Assets	3,452,584,547

LIABILITIES:
Payable for investments purchased	239,296,774
Payable to broker for collateral for securities on loan	24,102,563
Unrealized depreciation on OTC swap agreements	5,593,633
Advisory fees payable	1,223,846
Premiums received for OTC swap agreements	900,344
Due to broker-variation margin futures	626,457
Payable to custodian	408,675
Accrued expenses and other liabilities	357,713
Unrealized depreciation on OTC foreign currency forward contracts	250,770
Due to broker-variation margin swaps	123,358
Distribution fee payable	87,229
Affiliated transfer agent fee payable	342

Total Liabilities	272,971,704

NET ASSETS	$3,179,612,843

Net assets were comprised of:
Paid-in capital	$2,710,959,346
Retained earnings	468,653,497

Net assets, June 30, 2016	$3,179,612,843

Net asset value and redemption price per share, $3,179,612,843 / 268,028,897 outstanding shares of beneficial interest	$11.86

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$50,233,939
Affiliated dividend income	488,573
Affiliated income from securities lending, net	158,929

50,881,441

EXPENSES
Advisory fees	8,107,634
Distribution fee	3,995,358
Custodian and accounting fees	260,000
Insurance expenses	27,000
Audit fee	22,000
Trustees’ fees	21,000
Legal fees and expenses	9,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	11,494

Total expenses	12,464,486
Less: advisory fee waiver	(612,592)

Net expenses	11,851,894

NET INVESTMENT INCOME (LOSS)	39,029,547

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	10,374,416
Futures transactions	63,699,485
Forward rate agreement transactions	(57,483)
Swap agreement transactions	(20,726,277)
Options written transactions	169,014
Foreign currency transactions	3,112,554

56,571,709

Net change in unrealized appreciation (depreciation) on:
Investments	105,057,061
Futures	35,266,589
Swap agreements	(44,644,361)
Options written	(1,230,298)
Foreign currencies	464,725

94,913,716

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	151,485,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$190,514,972

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$39,029,547	$84,231,990
Net realized gain (loss) on investment transactions	56,571,709	(5,836,259)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	94,913,716	(86,780,985)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	190,514,972	(8,385,254)

FUND SHARE TRANSACTIONS:
Fund share sold [30,474,136 and 42,579,461 shares, respectively]	349,772,956	481,231,275
Fund share repurchased [67,721,527 and 94,010,641 shares, respectively]	(770,852,804)	(1,057,066,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(421,079,848)	(575,834,740)

CAPITAL CONTRIBUTIONS (NOTE 4)	151	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(230,564,725)	(584,219,994)
NET ASSETS:
Beginning of period	3,410,177,568	3,994,397,562

End of period	$3,179,612,843	$3,410,177,568

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 127.7%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.7%
AAR Corp.	17,500	$408,450
BWX Technologies, Inc.	53,600	1,917,272
General Dynamics Corp.(u)	32,700	4,553,148
Huntington Ingalls Industries, Inc.(u)	28,200	4,738,446
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	66,500	2,859,500
Textron, Inc.	38,600	1,411,216

		15,888,032

Air Freight & Logistics — 0.7%
FedEx Corp.(u)	26,200	3,976,636

Airlines — 0.8%
Southwest Airlines Co.(u)	103,200	4,046,472
United Continental Holdings, Inc.*	19,900	816,696

		4,863,168

Auto Components — 0.5%
Cooper Tire & Rubber Co.	15,500	462,210
Cooper-Standard Holding, Inc.*	2,400	189,576
Dana Holding Corp.	115,000	1,214,400
Tenneco, Inc.*	20,700	964,827

		2,831,013

Automobiles — 1.3%
Ford Motor Co.(u)	273,900	3,442,923
General Motors Co.	117,800	3,333,740
Thor Industries, Inc.	15,400	996,996

		7,773,659

Banks — 6.6%
Bank of America Corp.(u)	504,946	6,700,633
Citigroup, Inc.(u)	152,340	6,457,693
Citizens Financial Group, Inc.(u)	138,100	2,759,238
East West Bancorp, Inc.	36,200	1,237,316
JPMorgan Chase & Co.(u)	151,376	9,406,505
PNC Financial Services Group, Inc. (The)(u)	48,200	3,922,998
Regions Financial Corp.(u)	326,900	2,781,919
SunTrust Banks, Inc.(u)	88,900	3,652,012
Wells Fargo & Co.	34,101	1,614,000

		38,532,314

Beverages — 1.4%
Coca-Cola Co. (The)	6,200	281,046
PepsiCo, Inc.(u)	73,400	7,775,996

		8,057,042

Biotechnology — 5.2%
AbbVie, Inc.(u)	42,700	2,643,557
Acorda Therapeutics, Inc.*	13,900	354,519
Amgen, Inc.(u)	43,000	6,542,450
Biogen, Inc.*(u)	16,100	3,893,302
Celgene Corp.*(u)	50,400	4,970,952
Gilead Sciences, Inc.(u)	76,900	6,414,998
Regeneron Pharmaceuticals, Inc.*(u)	8,100	2,828,763
Vertex Pharmaceuticals, Inc.*(u)	30,300	2,606,406

		30,254,947

Building Products — 1.1%
American Woodmark Corp.*	10,800	716,904
Continental Building Products, Inc.*	64,900	1,442,727

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Masco Corp.(u)	113,600	$3,514,784
Universal Forest Products, Inc.	8,400	778,596

		6,453,011

Capital Markets — 2.2%
Ameriprise Financial, Inc.(u)	32,300	2,902,155
Goldman Sachs Group, Inc. (The)(u)	31,400	4,665,412
Invesco Ltd.	16,200	413,748
KCG Holdings, Inc. (Class A Stock)*	25,600	340,480
Lazard Ltd. (Class A Stock)	14,800	440,744
Morgan Stanley	64,100	1,665,318
Piper Jaffray Cos.*	12,900	486,330
Raymond James Financial, Inc.	34,100	1,681,130

		12,595,317

Chemicals — 3.5%
Air Products & Chemicals, Inc.(u)	26,000	3,693,040
Cabot Corp.(u)	49,300	2,251,038
Celanese Corp. (Class A Stock)	20,500	1,341,725
GCP Applied Technologies, Inc.*	40,600	1,057,224
Huntsman Corp.(u)	90,300	1,214,535
Innophos Holdings, Inc.	4,900	206,829
Koppers Holdings, Inc.*	20,100	617,673
LyondellBasell Industries NV (Class A Stock)(u)	49,600	3,691,232
Rayonier Advanced Materials, Inc.	30,000	407,700
Sherwin-Williams Co. (The)(u)	11,900	3,494,673
Westlake Chemical Corp.(u)	57,800	2,480,776

		20,456,445

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	15,100	430,199
Herman Miller, Inc.	17,300	517,097
RR Donnelley & Sons Co.	36,100	610,812
Steelcase, Inc. (Class A Stock)	47,100	639,147
West Corp.	21,800	428,588

		2,625,843

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	200,100	1,836,918
Cisco Systems, Inc.(u)	193,800	5,560,122
Juniper Networks, Inc.(u)	116,100	2,611,089
NETGEAR, Inc.*	17,700	841,458

		10,849,587

Construction & Engineering — 0.4%
Comfort Systems USA, Inc.	10,600	345,242
EMCOR Group, Inc.	17,100	842,346
KBR, Inc.	80,400	1,064,496

		2,252,084

Construction Materials — 0.7%
Headwaters, Inc.*	78,400	1,406,496
Vulcan Materials Co.(u)	22,000	2,647,920

		4,054,416

Consumer Finance — 0.5%
Capital One Financial Corp.	5,600	355,656
Navient Corp.(u)	178,900	2,137,855
Nelnet, Inc. (Class A Stock)	13,200	458,700

		2,952,211

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging — 0.6%
Crown Holdings, Inc.*	25,200	$1,276,884
Greif, Inc. (Class A Stock)	17,600	655,952
Owens-Illinois, Inc.*	57,600	1,037,376
Packaging Corp. of America	8,900	595,677

		3,565,889

Distributors — 0.4%
Genuine Parts Co.	22,700	2,298,375

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	44,000	6,370,760
Voya Financial, Inc.	29,300	725,468

		7,096,228

Diversified Telecommunication Services — 3.4%
AT&T, Inc.(u)	222,500	9,614,225
Inteliquent, Inc.	36,500	725,985
Verizon Communications, Inc.(u)	174,000	9,716,160

		20,056,370

Electric Utilities — 3.1%
American Electric Power Co., Inc.	42,700	2,992,843
Entergy Corp.(u)	37,200	3,026,220
Exelon Corp.(u)	121,100	4,403,196
FirstEnergy Corp.(u)	103,800	3,623,658
PPL Corp.(u)	111,500	4,209,125

		18,255,042

Electrical Equipment — 0.9%
Babcock & Wilcox Enterprises, Inc.*	33,050	485,505
Eaton Corp. PLC(u)	60,700	3,625,611
Regal Beloit Corp.	21,400	1,178,070

		5,289,186

Electronic Equipment, Instruments & Components — 0.6%
Anixter International, Inc.*	11,300	602,064
Arrow Electronics, Inc.*	3,900	241,410
ePlus, Inc.*	6,300	515,277
Jabil Circuit, Inc.	46,200	853,314
Methode Electronics, Inc.	14,300	489,489
Sanmina Corp.*	35,800	959,798

		3,661,352

Energy Equipment & Services — 0.6%
Archrock, Inc.	46,200	435,204
Bristow Group, Inc.	21,800	248,738
Ensco PLC (Class A Stock)(u)	299,300	2,906,203

		3,590,145

Food & Staples Retailing — 2.7%
Ingles Markets, Inc. (Class A Stock)	9,900	369,270
Kroger Co. (The)(u)	118,400	4,355,936
Walgreens Boots Alliance, Inc.(u)	61,700	5,137,759
Wal-Mart Stores, Inc.(u)	78,000	5,695,560

		15,558,525

Food Products — 2.9%
Blue Buffalo Pet Products, Inc.*	28,300	660,522
Bunge Ltd.(u)	55,300	3,270,995
ConAgra Foods, Inc.(u)	75,800	3,623,998
Ingredion, Inc.(u)	13,000	1,682,330

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Pilgrim’s Pride Corp.(u)	75,800	$1,931,384
Sanderson Farms, Inc.	23,700	2,053,368
Tyson Foods, Inc. (Class A Stock)	55,900	3,733,561

		16,956,158

Gas Utilities — 0.6%
UGI Corp.(u)	79,600	3,601,900

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories(u)	68,100	2,677,011
Becton, Dickinson and Co.	23,400	3,968,406
C.R. Bard, Inc.(u)	19,300	4,538,588
Edwards Lifesciences Corp.*(u)	39,300	3,919,389
Hill-Rom Holdings, Inc.	23,100	1,165,395
Hologic, Inc.*(u)	93,000	3,217,800
Masimo Corp.*	46,700	2,452,451
Medtronic PLC(u)	36,700	3,184,459

		25,123,499

Health Care Providers & Services — 4.4%
Anthem, Inc.(u)	29,500	3,874,530
Express Scripts Holding Co.*(u)	57,700	4,373,660
HCA Holdings, Inc.*(u)	44,600	3,434,646
Magellan Health, Inc.*	11,500	756,355
McKesson Corp.(u)	20,600	3,844,990
UnitedHealth Group, Inc.(u)	47,500	6,707,000
WellCare Health Plans, Inc.*	22,000	2,360,160

		25,351,341

Health Care Technology — 0.5%
Cerner Corp.*	50,400	2,953,440
Quality Systems, Inc.	19,400	231,054

		3,184,494

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc.	87,900	1,570,773
Carnival Corp.	3,900	172,380
Denny’s Corp.*	54,300	582,639
Extended Stay America, Inc.	90,500	1,352,975
Fiesta Restaurant Group, Inc.*	21,000	458,010
Marriott Vacations Worldwide Corp.	12,000	821,880
McDonald’s Corp.(u)	35,800	4,308,172
Texas Roadhouse, Inc.	11,600	528,960
Wyndham Worldwide Corp.(u)	45,500	3,240,965
Yum! Brands, Inc.	15,300	1,268,676

		14,305,430

Household Durables — 1.1%
D.R. Horton, Inc.(u)	107,400	3,380,952
La-Z-Boy, Inc.	18,000	500,760
Meritage Homes Corp.*	27,500	1,032,350
NVR, Inc.*	400	712,136
TRI Pointe Group, Inc.*	52,400	619,368

		6,245,566

Household Products — 2.8%
Clorox Co. (The)	13,600	1,882,104
Colgate-Palmolive Co.(u)	63,800	4,670,160
Kimberly-Clark Corp.	5,600	769,888
Procter & Gamble Co. (The)(u)	104,200	8,822,614

		16,144,766

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.(u)	235,600	$2,940,288
NRG Energy, Inc.(u)	103,000	1,543,970

		4,484,258

Industrial Conglomerates — 1.8%
3M Co.(u)	27,200	4,763,264
Carlisle Cos., Inc.(u)	35,000	3,698,800
General Electric Co.	70,069	2,205,772

		10,667,836

Insurance — 2.8%
Aflac, Inc.(u)	59,200	4,271,872
Allstate Corp. (The)(u)	53,000	3,707,350
American Financial Group, Inc.	30,400	2,247,472
Lincoln National Corp.	41,900	1,624,463
MetLife, Inc.	44,700	1,780,401
Old Republic International Corp.	87,600	1,689,804
Unum Group	23,200	737,528

		16,058,890

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*(u)	15,600	11,163,672

Internet Software & Services — 4.8%
Alphabet, Inc. (Class C Stock)*(u)	12,137	8,400,018
Alphabet, Inc. (Class A Stock)*(u)	8,100	5,698,593
eBay, Inc.*(u)	152,300	3,565,343
Facebook, Inc. (Class A Stock)*(u)	86,600	9,896,648
IAC/InterActiveCorp.	7,300	410,990
RetailMeNot, Inc.*	26,500	204,315

		28,175,907

IT Services — 4.0%
Accenture PLC (Class A Stock)(u)	35,500	4,021,795
Booz Allen Hamilton Holding Corp.	10,900	323,076
CACI International, Inc. (Class A Stock)*	3,400	307,394
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	65,800	3,766,392
CSRA, Inc.	15,500	363,165
DST Systems, Inc.(u)	27,200	3,166,896
First Data Corp. (Class A Stock)*(u)	247,400	2,738,718
Fiserv, Inc.*	12,700	1,380,871
Leidos Holdings, Inc.	34,200	1,637,154
MasterCard, Inc. (Class A Stock)(u)	25,000	2,201,500
Syntel, Inc.*	7,800	353,028
Total System Services, Inc.	20,000	1,062,200
Travelport Worldwide Ltd.	35,200	453,728
Visa, Inc. (Class A Stock)(u)	17,900	1,327,643

		23,103,560

Leisure Products — 0.4%
Smith & Wesson Holding Corp.*	63,200	1,717,776
Sturm Ruger & Co., Inc.	9,400	601,694

		2,319,470

Life Sciences Tools & Services — 0.4%
Bruker Corp.	51,000	1,159,740
PRA Health Sciences, Inc.*	7,200	300,672
VWR Corp.*	36,900	1,066,410

		2,526,822

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery — 1.5%
Allison Transmission Holdings, Inc.	48,000	$1,355,040
Illinois Tool Works, Inc.	6,200	645,792
Ingersoll-Rand PLC(u)	29,200	1,859,456
Meritor, Inc.*	58,700	422,640
Rexnord Corp.*	18,900	371,007
SPX Corp.*	48,700	723,195
SPX FLOW, Inc.*	22,700	591,789
Terex Corp.	27,400	556,494
Trinity Industries, Inc.	63,200	1,173,624
Wabash National Corp.*	72,800	924,560

		8,623,597

Marine — 0.1%
Matson, Inc.	23,200	749,128

Media — 2.5%
Cinemark Holdings, Inc.	49,300	1,797,478
Comcast Corp. (Class A Stock)(u)	46,600	3,037,854
DISH Network Corp. (Class A Stock)*	21,400	1,121,360
MSG Networks, Inc. (Class A Stock)*	36,700	562,978
News Corp. (Class A Stock)	50,700	575,445
TEGNA, Inc.	48,700	1,128,379
Thomson Reuters Corp.	31,700	1,281,314
Viacom, Inc. (Class B Stock)(u)	79,200	3,284,424
Walt Disney Co. (The)	17,400	1,702,068

		14,491,300

Metals & Mining — 1.4%
Nucor Corp.(u)	67,500	3,335,175
Steel Dynamics, Inc.(u)	133,800	3,278,100
Worthington Industries, Inc.	29,300	1,239,390

		7,852,665

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)	19,200	1,163,520
Macy’s, Inc.(u)	100,900	3,391,249
Target Corp.(u)	42,200	2,946,404

		7,501,173

Multi-Utilities — 0.3%
MDU Resources Group, Inc.	63,500	1,524,000
Public Service Enterprise Group, Inc.	8,800	410,168

		1,934,168

Oil, Gas & Consumable Fuels — 7.0%
Alon USA Energy, Inc.	61,700	399,816
EQT Corp.(u)	44,200	3,422,406
Exxon Mobil Corp.(u)	77,400	7,255,476
HollyFrontier Corp.(u)	84,200	2,001,434
Kinder Morgan, Inc.(u)	163,200	3,055,104
Marathon Petroleum Corp.(u)	92,000	3,492,320
ONEOK, Inc.(u)	79,700	3,781,765
PBF Energy, Inc. (CLASS A Stock)	29,400	699,132
Phillips 66(u)	58,500	4,641,390
SM Energy Co.(u)	88,600	2,392,200
Tesoro Corp.	42,100	3,154,131
Valero Energy Corp.(u)	69,200	3,529,200
Western Refining, Inc.(u)	112,100	2,312,623
World Fuel Services Corp.	8,400	398,916

		40,535,913

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	41,500	$539,915

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.(u)	91,000	6,693,050
Impax Laboratories, Inc.*	18,300	527,406
Jazz Pharmaceuticals PLC*(u)	24,900	3,518,619
Johnson & Johnson(u)	74,700	9,061,110
Mallinckrodt PLC*(u)	50,200	3,051,156
Merck & Co., Inc.	32,100	1,849,281
Pfizer, Inc.	91,705	3,228,933
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	102,400	1,123,328

		29,052,883

Professional Services — 0.6%
On Assignment, Inc.*	19,500	720,525
Robert Half International, Inc.(u)	66,600	2,541,456

		3,261,981

Real Estate Investment Trusts (REITs) — 4.7%
AG Mortgage Investment Trust, Inc.	15,600	225,264
American Assets Trust, Inc.	17,900	759,676
American Campus Communities, Inc.	12,300	650,301
American Tower Corp.	18,500	2,101,785
Annaly Capital Management, Inc.(u)	207,100	2,292,597
Ashford Hospitality Trust, Inc.	71,000	381,270
CBL & Associates Properties, Inc.	143,500	1,335,985
Chimera Investment Corp.	94,840	1,488,988
Empire State Realty Trust, Inc. (Class A Stock), REIT	14,800	281,052
Equity Commonwealth*	11,000	320,430
Forest City Realty Trust, Inc. (Class A Stock)	14,700	327,957
Franklin Street Properties Corp.	46,900	575,463
GEO Group, Inc. (The)(u)	80,900	2,765,162
HCP, Inc.(u)	101,200	3,580,456
Hospitality Properties Trust	14,600	420,480
Invesco Mortgage Capital, Inc.	89,300	1,222,517
Lexington Realty Trust	159,600	1,613,556
RLJ Lodging Trust	7,700	165,165
Ryman Hospitality Properties, Inc.	14,800	749,620
Sabra Health Care REIT, Inc.	26,400	544,764
Starwood Property Trust, Inc.(u)	141,600	2,933,952
Summit Hotel Properties, Inc.	37,300	493,852
WP Carey, Inc.	16,600	1,152,372
Xenia Hotels & Resorts, Inc.	49,100	823,898

		27,206,562

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA*	17,800	495,552
CBRE Group, Inc. (Class A Stock)*	9,800	259,504
Jones Lang LaSalle, Inc.(u)	22,600	2,202,370
Marcus & Millichap, Inc.*	22,700	576,807
Realogy Holdings Corp.*	32,400	940,248

		4,474,481

Road & Rail — 0.2%
ArcBest Corp.	37,300	606,125
Landstar System, Inc.	4,600	315,836

		921,961

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.*	24,500	$930,020
Intel Corp.(u)	216,780	7,110,384
ON Semiconductor Corp.*(u)	310,800	2,741,256
QUALCOMM, Inc.(u)	97,900	5,244,503
Skyworks Solutions, Inc.	28,500	1,803,480
Teradyne, Inc.	78,300	1,541,727
Tessera Technologies, Inc.(u)	73,400	2,248,976
Texas Instruments, Inc.(u)	81,100	5,080,915

		26,701,261

Software — 8.2%
Adobe Systems, Inc.*(u)	44,800	4,291,392
CDK Global, Inc.	21,100	1,170,839
Citrix Systems, Inc.*(u)	43,500	3,483,915
Fortinet, Inc.*	47,300	1,494,207
Globant SA*	14,900	586,315
Intuit, Inc.(u)	37,800	4,218,858
Manhattan Associates, Inc.*(u)	56,700	3,636,171
Microsoft Corp.(u)	276,100	14,128,037
Nuance Communications, Inc.*(u)	126,300	1,974,069
Oracle Corp.(u)	124,700	5,103,971
Progress Software Corp.*	23,100	634,326
Red Hat, Inc.*	43,000	3,121,800
Symantec Corp.(u)	150,300	3,087,162
Synopsys, Inc.*	14,000	757,120

		47,688,182

Specialty Retail — 2.9%
Asbury Automotive Group, Inc.*	14,800	780,552
Barnes & Noble, Inc.	39,900	452,865
Bed Bath & Beyond, Inc.	4,200	181,524
DSW, Inc. (Class A Stock)	84,100	1,781,238
Express, Inc.*	141,500	2,053,165
Francesca’s Holdings Corp.*	52,200	576,810
Gap, Inc. (The)(u)	33,300	706,626
GNC Holdings, Inc. (Class A Stock)(u)	92,700	2,251,683
Home Depot, Inc. (The)(u)	14,200	1,813,198
Murphy USA, Inc.*	22,500	1,668,600
Pier 1 Imports, Inc.	31,700	162,938
Ross Stores, Inc.	13,100	742,639
Staples, Inc.	162,000	1,396,440
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	9,700	2,363,308

		16,931,586

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.(u)	138,400	13,231,040
Hewlett Packard Enterprise Co.	88,900	1,624,203
HP, Inc.	158,900	1,994,195
NCR Corp.*	46,700	1,296,859
Seagate Technology PLC	41,400	1,008,504

		19,154,801

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	8,600	915,642
Michael Kors Holdings Ltd.*(u)	50,800	2,513,584
NIKE, Inc. (Class B Stock)	28,900	1,595,280
Oxford Industries, Inc.	6,300	356,706
Wolverine World Wide, Inc.	17,600	357,632

		5,738,844

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco — 2.0%
Altria Group, Inc.(u)	108,700	$7,495,952
Reynolds American, Inc.	80,400	4,335,972

		11,831,924

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	8,100	365,634
HD Supply Holdings, Inc.*(u)	92,600	3,224,332

		3,589,966

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	19,200	569,472

TOTAL LONG-TERM INVESTMENTS (cost $689,755,394)		742,552,169

SHORT-TERM INVESTMENTS — 0.9%
AFFILIATED MUTUAL FUND — 0.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,255,433)(w) (Note 4)	4,255,433	4,255,433

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $999,441)
0.386%	09/15/16	1,000	999,570

TOTAL SHORT-TERM INVESTMENTS (cost $5,254,874)			5,255,003

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.6% (cost $695,010,268)			747,807,172

		Shares
SECURITIES SOLD SHORT(q) — (28.9)%
COMMON STOCKS
Aerospace & Defense — (0.2)%
Aerovironment, Inc.*		8,500	(236,300)
B/E Aerospace, Inc.		24,900	(1,149,758)

			(1,386,058)

Banks — (1.0)%
Commerce Bancshares, Inc.		21,800	(1,044,220)
CVB Financial Corp.		25,100	(411,389)
Eagle Bancorp, Inc.*		5,400	(259,794)
People’s United Financial, Inc.		137,300	(2,012,818)
PrivateBancorp, Inc.		35,700	(1,571,871)
UMB Financial Corp.		9,300	(494,853)
Webster Financial Corp.		6,400	(217,280)

			(6,012,225)

Biotechnology — (1.5)%
Alexion Pharmaceuticals, Inc.*		33,700	(3,934,812)
Alnylam Pharmaceuticals, Inc.*		17,300	(959,977)
BioMarin Pharmaceutical, Inc.*		14,400	(1,120,320)
Bluebird Bio, Inc.*		45,300	(1,961,037)
Halozyme Therapeutics, Inc.*		37,300	(321,899)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Biotechnology (continued)
Portola Pharmaceuticals, Inc.*	23,700	$(559,320)

		(8,857,365)

Building Products — (0.2)%
Builders FirstSource, Inc.*	81,600	(918,000)

Capital Markets — (0.2)%
Greenhill & Co., Inc.	8,400	(135,240)
Janus Capital Group, Inc.	61,500	(856,080)

		(991,320)

Chemicals — (2.0)%
FMC Corp.	66,500	(3,079,615)
International Flavors & Fragrances, Inc.	21,800	(2,748,326)
Mosaic Co. (The)	221,800	(5,806,724)

		(11,634,665)

Commercial Services & Supplies — (0.7)%
Healthcare Services Group, Inc.	19,500	(806,910)
Stericycle, Inc.*	34,000	(3,540,080)

		(4,346,990)

Communications Equipment — (1.3)%
NetScout Systems, Inc.*	16,000	(356,000)
Palo Alto Networks, Inc.*	42,700	(5,236,728)
ViaSat, Inc.*	23,300	(1,663,620)

		(7,256,348)

Construction & Engineering — (0.1)%
Dycom Industries, Inc.*	5,400	(484,704)

Containers & Packaging — (0.9)%
Ball Corp.	75,500	(5,457,895)

Diversified Consumer Services — (0.2)%
Houghton Mifflin Harcourt Co.*	61,900	(967,497)

Diversified Telecommunication Services
Cogent Communications Holdings, Inc.	5,800	(232,348)

Electric Utilities — (0.2)%
ALLETE, Inc.	3,800	(245,594)
PNM Resources, Inc.	31,500	(1,116,360)

		(1,361,954)

Electrical Utilities — (0.2)%
Alliant Energy Corp.	21,800	(865,460)

Electronic Equipment, Instruments & Components — (0.2)%
Littelfuse, Inc.	1,900	(224,561)
National Instruments Corp.	25,100	(687,740)
OSI Systems, Inc.*	7,400	(430,162)

		(1,342,463)

Energy Equipment & Services — (0.4)%
Halliburton Co.	46,800	(2,119,572)

Food Products — (1.1)%
B&G Foods, Inc.	52,100	(2,511,220)
Snyder’s-Lance, Inc.	33,100	(1,121,759)
TreeHouse Foods, Inc.*	28,300	(2,904,995)

		(6,537,974)

Gas Utilities — (0.1)%
South Jersey Industries, Inc.	24,200	(765,204)

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Health Care Equipment & Supplies — (1.9)%
DENTSPLY SIRONA, Inc.	50,500	$(3,133,020)
DexCom, Inc.*	46,600	(3,696,778)
Endologix, Inc.*	25,400	(316,484)
Nevro Corp.*	12,900	(951,504)
NuVasive, Inc.*	30,200	(1,803,544)
Zeltiq Aesthetics, Inc.*	45,600	(1,246,248)

		(11,147,578)

Health Care Providers & Services — (1.0)%
Acadia Healthcare Co., Inc.*	52,900	(2,930,660)
Air Methods Corp.*	11,700	(419,211)
AMN Healthcare Services, Inc.*	41,300	(1,650,761)
HealthSouth Corp.	10,200	(395,964)
Surgical Care Affiliates, Inc.*	4,500	(214,515)

		(5,611,111)

Hotels, Restaurants & Leisure — (0.2)%
ClubCorp Holdings, Inc.	21,400	(278,200)
SeaWorld Entertainment, Inc.	60,600	(868,398)

		(1,146,598)

Household Durables — (0.4)%
CalAtlantic Group, Inc.	57,700	(2,118,167)

Household Products — (0.2)%
Energizer Holdings, Inc.	17,000	(875,330)

Insurance — (0.5)%
RenaissanceRe Holdings Ltd. (Bermuda)	18,300	(2,149,152)
RLI Corp.	10,100	(694,678)

		(2,843,830)

Internet & Catalog Retail — (0.7)%
Expedia, Inc.	38,100	(4,050,030)

Internet Software & Services — (0.4)%
Envestnet, Inc.*	11,200	(373,072)
Stamps.com, Inc.*	19,400	(1,695,948)

		(2,069,020)

IT Services — (0.6)%
EPAM Systems, Inc.*	23,700	(1,524,147)
Global Payments, Inc.	11,000	(785,180)
PayPal Holdings, Inc.*	33,800	(1,234,038)

		(3,543,365)

Leisure Products — (0.1)%
Mattel, Inc.	12,000	(375,480)

Life Sciences Tools & Services — (0.1)%
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,800	(400,456)
Pacific Biosciences of California, Inc.*	32,500	(228,638)

		(629,094)

Machinery — (0.4)%
Donaldson Co., Inc.	15,400	(529,144)
Middleby Corp. (The)*	12,500	(1,440,625)
RBC Bearings, Inc.*	7,400	(536,500)

		(2,506,269)

Metals & Mining — (0.2)%
Carpenter Technology Corp.	28,200	(928,626)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metals & Mining (continued)
Compass Minerals International, Inc.	5,200	$(385,788)

		(1,314,414)

Oil, Gas & Consumable Fuels — (1.1)%
Murphy Oil Corp.	96,800	(3,073,400)
PDC Energy, Inc.*	14,100	(812,301)
WPX Energy, Inc.*	284,500	(2,648,695)

		(6,534,396)

Pharmaceuticals — (0.5)%
Depomed, Inc.*	72,900	(1,430,298)
Nektar Therapeutics*	72,500	(1,031,675)
TherapeuticsMD, Inc.*	41,600	(353,600)

		(2,815,573)

Professional Services — (0.6)%
Advisory Board Co. (The)*	5,700	(201,723)
Equifax, Inc.	10,600	(1,361,040)
Verisk Analytics, Inc.*	18,200	(1,475,656)
WageWorks, Inc.*	7,100	(424,651)

		(3,463,070)

Real Estate Investment Trusts (REITs) — (1.6)%
CyrusOne, Inc.	36,400	(2,026,024)
EPR Properties	6,800	(548,624)
National Retail Properties, Inc.	26,600	(1,375,752)
New Residential Investment Corp.	13,000	(179,920)
Potlatch Corp.	5,900	(201,190)
QTS Realty Trust, Inc. (Class A Stock)	8,400	(470,232)
Realty Income Corp.	32,500	(2,254,200)
Regency Centers Corp.	27,900	(2,336,067)

		(9,392,009)

Road & Rail — (0.1)%
Knight Transportation, Inc.	18,900	(502,362)

Semiconductors & Semiconductor Equipment — (2.3)%
Cavium, Inc.*	46,500	(1,794,900)
Diodes, Inc.*	13,300	(249,907)
Lam Research Corp.	30,600	(2,572,236)
MACOM Technology Solutions Holdings, Inc.*	29,900	(986,102)
Microchip Technology, Inc.	36,900	(1,873,044)
Ultratech, Inc.*	32,700	(751,119)
Xilinx, Inc.	112,600	(5,194,238)

		(13,421,546)

Software — (3.1)%
HubSpot, Inc.*	6,300	(273,546)
NetSuite, Inc.*	33,100	(2,409,680)
Proofpoint, Inc.*	45,800	(2,889,522)
RingCentral, Inc. (Class A Stock)*	11,600	(228,752)
ServiceNow, Inc.*	17,800	(1,181,920)
Splunk, Inc.*	43,900	(2,378,502)
Tyler Technologies, Inc.*	18,100	(3,017,451)
Workday, Inc. (Class A Stock)*	77,200	(5,764,524)

		(18,143,897)

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Specialty Retail — (1.2)%
Advance Auto Parts, Inc.	34,900	$(5,640,887)
Monro Muffler Brake, Inc.	23,700	(1,506,372)

		(7,147,259)

Technology Hardware, Storage & Peripherals — (0.2)%
Electronics For Imaging, Inc.*	20,100	(865,104)

Textiles, Apparel & Luxury Goods — (0.9)%
Hanesbrands, Inc.	29,000	(728,770)
Under Armour, Inc. (Class A Stock)*	58,200	(2,335,566)
Under Armour, Inc. (Class C Stock)*	66,113	(2,406,500)

		(5,470,836)

Thrifts & Mortgage Finance — (0.1)%
PHH Corp.*	38,300	(510,156)

TOTAL SECURITIES SOLD SHORT (proceeds received $163,315,095)		(168,034,536)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.7% (cost $531,695,173)		579,772,636
Other assets in excess of liabilities(z) — 0.3%		1,609,069

NET ASSETS — 100.0%		$581,381,705

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $168,034,536. Deposit with BNP Paribas combined with securities segregated as collateral in an amount of $547,474,178, exceeds the value of securities sold short as of June 30, 2016. Securities sold short are subject to contractual netting arrangements.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $547,307,736.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
47	S&P 500 E-Mini Index	Sep. 2016	$4,903,162	$4,911,970	$8,808
4	S&P Mid Cap 400 E-Mini Index	Sep. 2016	596,348	597,200	852

					$9,660

U.S. Treasury Obligation with a market value of $999,570 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,888,032	$—	$—
Air Freight & Logistics	3,976,636	—	—
Airlines	4,863,168	—	—
Auto Components	2,831,013	—	—
Automobiles	7,773,659	—	—
Banks	38,532,314	—	—
Beverages	8,057,042	—	—
Biotechnology	30,254,947	—	—
Building Products	6,453,011	—	—
Capital Markets	12,595,317	—	—
Chemicals	20,456,445	—	—
Commercial Services & Supplies	2,625,843	—	—
Communications Equipment	10,849,587	—	—
Construction & Engineering	2,252,084	—	—
Construction Materials	4,054,416	—	—
Consumer Finance	2,952,211	—	—
Containers & Packaging	3,565,889	—	—
Distributors	2,298,375	—	—
Diversified Financial Services	7,096,228	—	—
Diversified Telecommunication Services	20,056,370	—	—
Electric Utilities	18,255,042	—	—
Electrical Equipment	5,289,186	—	—
Electronic Equipment, Instruments & Components	3,661,352	—	—
Energy Equipment & Services	3,590,145	—	—
Food & Staples Retailing	15,558,525	—	—
Food Products	16,956,158	—	—
Gas Utilities	3,601,900	—	—
Health Care Equipment & Supplies	25,123,499	—	—
Health Care Providers & Services	25,351,341	—	—
Health Care Technology	3,184,494	—	—
Hotels, Restaurants & Leisure	14,305,430	—	—
Household Durables	6,245,566	—	—
Household Products	16,144,766	—	—
Independent Power & Renewable Electricity Producers	4,484,258	—	—
Industrial Conglomerates	10,667,836	—	—
Insurance	16,058,890	—	—
Internet & Catalog Retail	11,163,672	—	—
Internet Software & Services	28,175,907	—	—
IT Services	23,103,560	—	—
Leisure Products	2,319,470	—	—
Life Sciences Tools & Services	2,526,822	—	—
Machinery	8,623,597	—	—
Marine	749,128	—	—
Media	14,491,300	—	—
Metals & Mining	7,852,665	—	—
Multiline Retail	7,501,173	—	—
Multi-Utilities	1,934,168	—	—
Oil, Gas & Consumable Fuels	40,535,913	—	—
Paper & Forest Products	539,915	—	—
Pharmaceuticals	29,052,883	—	—
Professional Services	3,261,981	—	—
Real Estate Investment Trusts (REITs)	27,206,562	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Real Estate Management & Development	$4,474,481	$—	$—
Road & Rail	921,961	—	—
Semiconductors & Semiconductor Equipment	26,701,261	—	—
Software	47,688,182	—	—
Specialty Retail	16,931,586	—	—
Technology Hardware, Storage & Peripherals	19,154,801	—	—
Textiles, Apparel & Luxury Goods	5,738,844	—	—
Tobacco	11,831,924	—	—
Trading Companies & Distributors	3,589,966	—	—
Wireless Telecommunication Services	569,472	—	—
Affiliated Mutual Fund	4,255,433	—	—
U.S. Treasury Obligation	—	999,570	—
Securities Sold Short – Common Stocks
Aerospace & Defense	(1,386,058)	—	—
Banks	(6,012,225)	—	—
Biotechnology	(8,857,365)	—	—
Building Products	(918,000)	—	—
Capital Markets	(991,320)	—	—
Chemicals	(11,634,665)	—	—
Commercial Services & Supplies	(4,346,990)	—	—
Communications Equipment	(7,256,348)	—	—
Construction & Engineering	(484,704)	—	—
Containers & Packaging	(5,457,895)	—	—
Diversified Consumer Services	(967,497)	—	—
Diversified Telecommunication Services	(232,348)	—	—
Electric Utilities	(1,361,954)	—	—
Electrical Utilities	(865,460)	—	—
Electronic Equipment, Instruments & Components	(1,342,463)	—	—
Energy Equipment & Services	(2,119,572)	—	—
Food Products	(6,537,974)	—	—
Gas Utilities	(765,204)	—	—
Health Care Equipment & Supplies	(11,147,578)	—	—
Health Care Providers & Services	(5,611,111)	—	—
Hotels, Restaurants & Leisure	(1,146,598)	—	—
Household Durables	(2,118,167)	—	—
Household Products	(875,330)	—	—
Insurance	(2,843,830)	—	—
Internet & Catalog Retail	(4,050,030)	—	—
Internet Software & Services	(2,069,020)	—	—
IT Services	(3,543,365)	—	—
Leisure Products	(375,480)	—	—
Life Sciences Tools & Services	(629,094)	—	—
Machinery	(2,506,269)	—	—
Metals & Mining	(1,314,414)	—	—
Oil, Gas & Consumable Fuels	(6,534,396)	—	—
Pharmaceuticals	(2,815,573)	—	—
Professional Services	(3,463,070)	—	—
Real Estate Investment Trusts (REITs)	(9,392,009)	—	—
Road & Rail	(502,362)	—	—
Semiconductors & Semiconductor Equipment	(13,421,546)	—	—
Software	(18,143,897)	—	—
Specialty Retail	(7,147,259)	—	—
Technology Hardware, Storage & Peripherals	(865,104)	—	—
Textiles, Apparel & Luxury Goods	(5,470,836)	—	—
Thrifts & Mortgage Finance	(510,156)	—	—
Other Financial Instruments*
Futures Contracts	9,660	—	—

Total	$578,782,726	$999,570	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Software	8.2%
Oil, Gas & Consumable Fuels	7.0
Banks	6.6
Biotechnology	5.2
Pharmaceuticals	5.0
Internet Software & Services	4.8
Real Estate Investment Trusts (REITs)	4.7
Semiconductors & Semiconductor Equipment	4.6
Health Care Providers & Services	4.4
Health Care Equipment & Supplies	4.3
IT Services	4.0
Chemicals	3.5
Diversified Telecommunication Services	3.4
Technology Hardware, Storage & Peripherals	3.3
Electric Utilities	3.1
Food Products	2.9
Specialty Retail	2.9
Household Products	2.8
Insurance	2.8
Aerospace & Defense	2.7
Food & Staples Retailing	2.7
Media	2.5
Hotels, Restaurants & Leisure	2.5
Capital Markets	2.2
Tobacco	2.0
Internet & Catalog Retail	1.9
Communications Equipment	1.9
Industrial Conglomerates	1.8
Machinery	1.5
Beverages	1.4
Metals & Mining	1.4
Automobiles	1.3
Multiline Retail	1.3
Diversified Financial Services	1.2
Building Products	1.1
Household Durables	1.1
Textiles, Apparel & Luxury Goods	1.0
Electrical Equipment	0.9
Airlines	0.8
Independent Power & Renewable Electricity Producers	0.8
Real Estate Management & Development	0.8
Affiliated Mutual Fund	0.7
Construction Materials	0.7
Air Freight & Logistics	0.7
Electronic Equipment, Instruments & Components	0.6
Gas Utilities	0.6
Energy Equipment & Services	0.6
Trading Companies & Distributors	0.6
Containers & Packaging	0.6
Professional Services	0.6
Health Care Technology	0.5
Consumer Finance	0.5
Auto Components	0.5

Commercial Services & Supplies	0.5%
Life Sciences Tools & Services	0.4
Leisure Products	0.4
Distributors	0.4
Construction & Engineering	0.4
Multi-Utilities	0.3
U.S. Treasury Obligation	0.2
Road & Rail	0.2
Marine	0.1
Wireless Telecommunication Services	0.1
Paper & Forest Products	0.1
Leisure Products	(0.1)
Construction & Engineering	(0.1)
Road & Rail	(0.1)
Thrifts & Mortgage Finance	(0.1)
Life Sciences Tools & Services	(0.1)
Gas Utilities	(0.1)
Technology Hardware, Storage & Peripherals	(0.2)
Electrical Utilities	(0.2)
Household Products	(0.2)
Building Products	(0.2)
Diversified Consumer Services	(0.2)
Capital Markets	(0.2)
Hotels, Restaurants & Leisure	(0.2)
Metals & Mining	(0.2)
Electronic Equipment, Instruments & Components	(0.2)
Electric Utilities	(0.2)
Aerospace & Defense	(0.2)
Internet Software & Services	(0.4)
Household Durables	(0.4)
Energy Equipment & Services	(0.4)
Machinery	(0.4)
Pharmaceuticals	(0.5)
Insurance	(0.5)
Professional Services	(0.6)
IT Services	(0.6)
Internet & Catalog Retail	(0.7)
Commercial Services & Supplies	(0.7)
Containers & Packaging	(0.9)
Textiles, Apparel & Luxury Goods	(0.9)
Health Care Providers & Services	(1.0)
Banks	(1.0)
Oil, Gas & Consumable Fuels	(1.1)
Food Products	(1.1)
Specialty Retail	(1.2)
Communications Equipment	(1.3)
Biotechnology	(1.5)
Real Estate Investment Trusts (REITs)	(1.6)
Health Care Equipment & Supplies	(1.9)
Chemicals	(2.0)
Semiconductors & Semiconductor Equipment	(2.3)
Software	(3.1)

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$9,660	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$584,124

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(58,089)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures contracts long positions were $11,920,969.

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $690,754,835)	$743,551,739
Affiliated investments (cost $4,255,433)	4,255,433
Cash	66,521
Deposit with broker for securities sold short	166,442
Dividends and interest receivable	948,567
Receivable for fund share sold	750,443
Due from broker-variation margin futures	51,540
Tax reclaim receivable	3,711
Prepaid expenses	676

Total Assets	749,795,072

LIABILITIES:
Securities sold short, at value (proceeds received $163,315,095)	168,034,536
Advisory fees payable	194,257
Dividends payable on securities sold short	105,001
Accrued expenses and other liabilities	58,928
Distribution fee payable	15,660
Interest payable on securities sold short	3,035
Payable for fund share repurchased	1,608
Affiliated transfer agent fee payable	342

Total Liabilities	168,413,367

NET ASSETS	$581,381,705

Net assets were comprised of:
Paid-in capital	$354,317,391
Retained earnings	227,064,314

Net assets, June 30, 2016	$581,381,705

Net asset value and redemption price per share, $581,381,705 / 25,861,185 outstanding shares of beneficial interest	$22.48

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $3,519 foreign withholding tax)	$7,734,055
Affiliated dividend income	37,665
Interest income	1,633

7,773,353

EXPENSES
Advisory fees	2,298,657
Distribution fee	695,039
Dividends on securities sold short	847,927
Broker fees and expenses on short sales	739,361
Custodian and accounting fees	59,000
Audit fee	19,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	1,166
Miscellaneous	6,377

Total expenses	4,691,527

NET INVESTMENT INCOME (LOSS)	3,081,826

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	8,652,518
Futures transactions	584,124
Short sales transactions	10,466,174

19,702,816

Net change in unrealized appreciation (depreciation) on:
Investments	(541,741)
Futures	(58,089)
Short sales	(7,355,741)
Foreign currencies	259

(7,955,312)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	11,747,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,829,330

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF CASH FLOWS

(unaudited)

Six Months Ended June 30, 2016

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$7,849,053
Operating expenses paid	(3,132,060)
Dividends paid on securities sold short	(884,022)
Broker fees and expense on short sales	(739,361)
Purchases of long-term portfolio investments	(291,753,315)
Net purchases and sales of short-term portfolio investments	7,862,148
Proceeds from disposition of long-term portfolio investments	299,931,621
Net payments from cover of short sales	(176,470,992)
Net proceeds received from securities sold short	173,726,390
Net payment for futures transactions	346,575
Increase in deposit with broker	(4,013)
Increase in other assets	2,093
Net payment for foreign currency transactions	259

NET CASH PROVIDED FROM OPERATING ACTIVITIES	16,734,376

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	62,124,853
Payment of fund share repurchased	(78,973,627)
Capital contribution (see Note 4)	180,919

NET CASH USED IN FINANCING ACTIVITIES	(16,667,855)

Net change in cash	66,521
Cash at beginning of year	—

CASH AT END OF PERIOD	$66,521

RECONCILIATION OF NET INCREASE IN NET

ASSETS TO NET CASH PROVIDED FROM

OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$14,829,330

Increase in investments	13,822,146
Net realized gain on investment and foreign currency transactions	(19,702,816)
Decrease in net unrealized appreciation on investments and foreign currency	7,955,312
Increase in deposit with broker for securities sold short	(4,013)
Increase in due from broker-variation margin futures	(51,540)
Decrease in dividends receivable	75,700
Increase in tax reclaim receivable	(1,880)
Decrease in prepaid expenses	3,973
Decrease in advisory fees payable	(9,281)
Decrease in dividends payable on securities sold short	(36,095)
Decrease in due to broker-variation margin futures	(127,920)
Decrease in accrued expenses and other liabilities	(17,540)
Decrease in distribution fee payable	(1,002)
Increase in affiliated transfer agent fee payable	2

Total Adjustments	1,905,046

NET CASH PROVIDED FROM OPERATION ACTIVITIES	$16,734,376

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,081,826	$6,183,682
Net realized gain (loss) on investment transactions	19,702,816	58,841,417
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,955,312)	(48,395,703)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,829,330	16,629,396

FUND SHARE TRANSACTIONS:
Fund share sold [2,901,600 and 4,688,952 shares, respectively]	62,686,480	101,790,224
Fund share repurchased [3,814,209 and 5,889,321 shares, respectively]	(78,975,235)	(126,220,527)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(16,288,755)	(24,430,303)

CAPITAL CONTRIBUTIONS (NOTE 4)	180,919	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,278,506)	(7,800,907)
NET ASSETS:
Beginning of period	582,660,211	590,461,118

End of period	$581,381,705	$582,660,211

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AB Global Bond Portfolio*	2,658,562	$28,393,441
AST AQR Emerging Markets Equity Portfolio*	154,173	1,378,305
AST AQR Large-Cap Portfolio*	8,627,975	118,375,816
AST BlackRock Low Duration Bond Portfolio*	209,313	2,206,158
AST BlackRock/Loomis Sayles Bond Portfolio*	824,667	10,918,596
AST Boston Partners Large-Cap Value Portfolio*	1,307,117	22,900,690
AST ClearBridge Dividend Growth Portfolio*	3,733,240	52,564,019
AST Cohen & Steers Realty Portfolio*	50,731	568,187
AST Goldman Sachs Global Income Portfolio*	1,651,564	17,457,032
AST Goldman Sachs Large-Cap Value Portfolio*	895,079	22,940,863
AST Goldman Sachs Mid-Cap Growth Portfolio*	473,921	3,540,187
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,199,099
AST Goldman Sachs Strategic Income Portfolio*	697,909	6,546,388
AST Herndon Large-Cap Value Portfolio*	480,853	5,741,380
AST High Yield Portfolio*	1,363,973	11,948,400
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,079,603	22,995,542
AST International Growth Portfolio*	4,051,640	53,765,263
AST International Value Portfolio*	3,263,666	53,817,850
AST Jennison Large-Cap Growth Portfolio*	1,105,301	23,874,491
AST Loomis Sayles Large-Cap Growth Portfolio*	1,101,897	40,031,920
AST Lord Abbett Core Fixed Income Portfolio*	1,744,308	21,821,287
AST MFS Growth Portfolio*	1,795,839	31,894,095
AST MFS Large-Cap Value Portfolio*	2,501,799	40,253,938
AST Money Market Portfolio*	1,250,260	1,250,260
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	66,028	1,777,483
AST Parametric Emerging Markets Equity Portfolio*	154,991	1,202,728
AST Prudential Core Bond Portfolio*	4,963,562	58,867,847

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST QMA Emerging Markets Equity Portfolio*	104,247	$863,163
AST QMA International Core Equity Portfolio*	2,746,118	26,939,421
AST QMA Large-Cap Portfolio*	8,415,241	118,065,837
AST Small-Cap Growth Opportunities Portfolio*	789,168	10,851,058
AST Small-Cap Growth Portfolio*	344,821	10,827,372
AST Small-Cap Value Portfolio*	992,610	21,708,379
AST T. Rowe Price Large-Cap Growth Portfolio*	796,508	18,216,136
AST Wedge Capital Mid-Cap Value Portfolio*	89,534	1,777,247
AST Wellington Management Global Bond Portfolio*	3,266,049	34,914,064
AST Western Asset Core Plus Bond Portfolio*	3,240,512	39,372,218
AST Western Asset Emerging Markets Debt Portfolio*	285,713	2,979,988

TOTAL AFFILIATED MUTUAL FUNDS (cost $915,016,624)(w)		945,746,148

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,229,304)(w) (Note 4)	4,229,304	4,229,304

TOTAL INVESTMENTS — 100.0% (cost $919,245,928)		949,975,452
Other assets in excess of liabilities		465,565

NET ASSETS — 100.0%		$950,441,017

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$949,975,452	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Large/Mid-Cap Growth	37.2%
Core Bond	14.7
Large/Mid-Cap Value	12.5
Global Bond	8.5
International Value	8.5
International Growth	5.7
Large/Mid-Cap Blend	5.5
Small-Cap Value	2.5
Small-Cap Growth	2.3
High Yield	1.3
Emerging Markets	0.6
Ultra Short Bond	0.5
Money Market	0.2

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $919,245,928)	$949,975,452
Receivable for investments sold	9,214,990
Receivable for fund share sold	102,868
Dividends receivable	1,864
Prepaid expenses	70

Total Assets	959,295,244

LIABILITIES:
Payable for investments purchased	8,642,414
Payable for fund share repurchased	111,707
Advisory fees payable	60,917
Accrued expenses and other liabilities	38,847
Affiliated transfer agent fee payable	342

Total Liabilities	8,854,227

NET ASSETS	$950,441,017

Net assets were comprised of:
Paid-in capital	$832,406,599
Retained earnings	118,034,418

Net assets, June 30, 2016	$950,441,017

Net asset value and redemption price per share, $950,441,017 / 70,849,087 outstanding shares of beneficial interest	$13.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$11,824

EXPENSES
Advisory fees	1,120,997
Custodian and accounting fees	37,000
Audit fee	11,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	1,000
Miscellaneous	5,672

Total expenses	1,194,669

NET INVESTMENT INCOME (LOSS)	(1,182,845)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on affiliated investment transactions	5,432,479
Net change in unrealized appreciation (depreciation) on affiliated investments	5,667,759

NET GAIN (LOSS) ON INVESTMENTS	11,100,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,917,393

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,182,845)	$(2,103,696)
Net realized gain (loss) on investment transactions	5,432,479	49,903,287
Net change in unrealized appreciation (depreciation) on investments	5,667,759	(50,204,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,917,393	(2,404,899)

FUND SHARE TRANSACTIONS:
Fund share sold [4,874,743 and 18,820,452 shares, respectively]	63,208,405	254,094,056
Fund share repurchased [1,259,921 and 1,216,172 shares, respectively]	(16,483,063)	(16,429,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	46,725,342	237,664,528

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,642,735	235,259,629
NET ASSETS:
Beginning of period	893,798,282	658,538,653

End of period	$950,441,017	$893,798,282

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.0% ASSET-BACKED SECURITIES — 4.1%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations — 0.3%
Community Funding (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,220		$8,319,352

Non-Residential Mortgage-Backed Securities — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170		8,285,400
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900%	(c)	04/10/28	856		869,956
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A^	5.920%		07/14/28	6,610		6,524,113
Greenpoint Manufactured Housing, Series 1999-2, Class A2	3.076%	(c)	03/18/29	2,250		1,935,169
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	3,593		3,552,860
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.768%	(c)	06/19/29	1,050		913,500
Greenpoint Manufactured Housing, Series 1999-4, Class A2	3.943%	(c)	02/20/30	800		696,000
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.938%	(c)	02/20/32	1,175		1,034,948
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.934%	(c)	03/13/32	2,075		1,826,817
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.723%	(c)	03/26/29	10,500		9,519,807
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	2.035%	(s)	03/22/32	6,700		6,233,265
Northstar Education Finance, Inc., Series 2007-1, Class A6, Revenue Bonds	2.484%	(s)	01/29/46	5,925		5,261,157
SLM Student Loan Trust, Series 2005-6, Class B	0.928%	(c)	01/25/44	2,281		1,930,811
SLM Student Loan Trust, Series 2007-7, Class B	1.388%	(c)	10/27/70	4,150		3,289,735
SLM Student Loan Trust, Series 2008-5, Class A4	2.338%	(c)	07/25/23	710		709,912
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A^	—%	(p)	09/18/46	63,950		8,825,100
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A*^	—%		08/25/36	—	(r)	8,137,500
South Carolina Student Loan Corp., Series 2010-1, Class A3, Revenue Bonds	1.688%	(c)	10/27/36	2,700		2,597,643
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	1,250		1,283,386
United States Small Business Administration, Series 2015-20F, Class 1	2.980%		06/01/35	1,014		1,065,516

						74,492,595

Residential Mortgage-Backed Securities — 1.4%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	1.143%	(c)	04/25/34	1,132		1,114,611
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.413%	(c)	05/25/34	5,969		5,881,776
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	0.943%	(c)	10/25/35	5,000		4,072,582

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.553%	(c)	10/25/33	284	$262,804
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	1.023%	(c)	09/25/34	414	408,203
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	1.203%	(c)	07/25/44	8,569	8,250,856
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.028%	(c)	04/25/35	3,541	3,438,958
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.783%	(c)	07/25/36	693	514,586
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.584%	(c)	11/15/36	179	138,872
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.592%	(c)	11/15/36	342	265,119
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	3,544	3,578,279
RAMP Series Trust, Series 2006-RZ4, Class A3	0.723%	(c)	10/25/36	3,350	2,903,108
Renaissance Home Equity Loan Trust, Series 2005-3, Class AV3	0.833%	(c)	11/25/35	10,630	8,606,922
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.693%	(c)	11/25/36	3,132	1,272,232
SACO I Trust, Series 2007-VA1, Class A, 144A	8.993%	(c)	06/25/21	1,116	1,153,096
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	1.203%	(c)	01/25/35	2,383	2,027,505

					43,889,509

TOTAL ASSET-BACKED SECURITIES (cost $126,618,661)					126,701,456

BANK LOANS(c) — 2.4%
Aerospace & Defense
Accudyne Industries LLC (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	977	874,570
B/E Aerospace, Term Loan	3.750%		12/16/21	781	782,399

					1,656,969

Agriculture — 0.1%
Radnet Management, Inc., Tranche Term Loan B	4.292%		06/21/23	2,656	2,639,181

Airlines — 0.1%
American Airlines, Inc., Term Loan	3.250%		06/27/20	2,329	2,296,508

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%		10/09/19	400	393,167
Brickman Group Ltd. (The), Initial Term Loan, First Lien	4.000%		12/18/20	1,155	1,134,144
Monitronics International, Inc., Term B Loan	4.250%		03/23/18	1,332	1,316,532

					2,843,843

Construction & Engineering
American Builders & Contractors Supply Co., Inc., Term B Loan	3.500%		04/16/20	1,659	1,656,427

Diversified Financial Services — 0.1%
Flying Fortress, Inc., New Loans	3.500%		04/30/20	1,490	1,486,275

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Nielsen Finance LLC, Dollar Term Loan B-2	3.446%	04/15/21	1,816	$1,818,428

				3,304,703

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche Term Loan B-2	3.750%	06/30/19	2,549	2,306,000
Telesat Canada, Inc. (Canada), U.S. Term B-2 Loan	3.500%	03/08/19	1,440	1,430,164
Virgin Media Investment Holdings Ltd., F Facility	3.649%	06/30/23	3,623	3,526,765

				7,262,929

Energy Equipment & Services — 0.2%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	12/19/16	5,340	5,326,650

Health Care Providers & Services — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan	4.250%	04/16/22	1,485	1,448,246
Envision Healthcare Corp., Term Loan	4.250%	05/25/18	1,175	1,173,922

				2,622,168

Hotels, Restaurants & Leisure — 0.3%
Aristocrat International Pty Ltd. (Australia), Initial Term Loan	4.750%	10/20/21	394	393,858
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.500%	10/25/20	2,435	2,434,257
Landry’s, Inc., New Term Loan	4.000%	04/19/18	1,965	1,961,700
Restaurant Brands International, Term Loan B-2	3.750%	12/12/21	3,371	3,362,814

				8,152,629

IT Services — 0.1%
First Data Corp., Dollar Term Loan	4.193%	07/10/22	350	346,391
First Data Corp., New Dollar Term Loan	4.452%	03/24/21	2,833	2,802,525

				3,148,916

Life Sciences Tools & Services — 0.1%
Patheon Inc., Initial Dollar Term Loan	4.250%	03/11/21	3,209	3,117,610

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%	07/30/20	1,994	1,825,413

Media — 0.2%
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%	03/01/20	3,934	3,905,097
Ziggo BV (Netherlands), B1 Facility	3.652%	01/15/22	1,002	977,905
Ziggo BV (Netherlands), B2 Facility	3.648%	01/15/22	646	630,182
Ziggo BV (Netherlands), B3 Facility	3.601%	01/15/22	1,062	1,036,422

				6,549,606

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Loan	4.250%	06/30/19	2,172	2,073,479
Schaeffler AG, Facility B-USD	4.250%	05/12/20	323	324,019

				2,397,498

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Multiline Retail — 0.1%
Dollar Tree, Inc., Term B-1 Loan	3.500%		07/06/22	1,814	$1,810,876
Neiman Marcus Group, Inc. (The), Other Term Loan	4.250%		10/25/20	2,713	2,432,401

					4,243,277

Oil, Gas and Consumable Fuels — 0.1%
Murray Energy Corp., Term B-2 Loan	7.500%		04/16/20	3,265	2,368,273

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International Inc., Tranche B Term Loan F-1	5.000%		03/13/22	2,706	2,625,990

Retail & Merchandising — 0.1%
J. Crew Group, Inc., Initial Loan	4.000%		03/05/21	486	331,258
Michaels Stores, Inc., Term B Loan	3.750%		01/28/20	1,892	1,884,407

					2,215,665

Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan	5.000%		07/02/22	2,880	2,710,006
Party City Holdings Inc., Term Loan	4.250%		08/06/22	3,223	3,195,108
PetSmart, Inc., Tranche Term Loan B-1	4.250%		03/10/22	1,174	1,168,289

					7,073,403

TOTAL BANK LOANS (cost $75,879,430)					73,327,658

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.683%	(c)	12/25/36	2,696	2,318,738
BBCCRE Trust, Series 2015-GTP, Class E, 144A^	4.563%	(c)	08/10/33	5,190	4,708,887
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ	5.273%		12/11/38	3,100	3,037,992
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.545%	(c)	01/15/46	4,820	4,127,207
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.506%	(c)	01/15/46	5	5,182
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.442%	(c)	02/15/31	3,340	3,142,758
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	6,110	5,435,107
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.140%	(c)	12/10/49	1,630	1,202,355
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	333,807
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	995,620
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	435,960
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.084%	(c)	10/10/46	190	200,881
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class E, 144A	5.084%	(c)	10/10/46	490	413,898
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	2.987%	(c)	04/12/35	1,650	1,732,547
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.176%	(c)	05/10/47	42,418	2,527,263

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.543%	(c)	06/15/34	4,760	$4,639,483
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.849%	(c)	02/10/34	4,660	4,110,147
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	2,790	2,475,668
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615%	(c)	01/15/49	1,379	1,404,204
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869%	(c)	09/15/40	1,530	1,382,636
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AJ	5.538%	(c)	09/15/39	1,530	1,513,266
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class F, 144A	4.942%	(c)	03/15/17	4,010	3,850,786
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%		11/15/48	2,200	1,418,010
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%		11/15/48	1,000	495,338
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.265%	(c)	09/15/38	6,200	5,839,229
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	3,570	3,902,399
CSMC Trust, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,266,717
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	450	497,652
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.823%	(c)	05/08/31	3,040	2,939,138
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.192%	(c)	02/25/17	12,806	145,649
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.277%	(c)	03/25/24	107,950	1,827,153
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	630	649,481
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.328%	(c)	04/25/20	2,910	91,094
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.790%	(c)	07/25/21	6,665	448,972
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.703%	(c)	10/25/21	437	29,325
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	62,718	581,261
FREMF Mortgage Trust, Series 2014-KF04, Class B, 144A	3.703%	(c)	06/25/21	3,977	3,945,081
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.731%	(c)	06/15/33	2,382	2,192,821
GE Business Loan Trust, Series 2006-1A, Class B, 144A	0.781%	(c)	05/15/34	4,983	4,339,730
GE Business Loan Trust, Series 2006-2A, Class A	0.511%	(c)	11/15/34	4,673	4,396,822
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.753%	(c)	03/16/47	47,164	2,296,537
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.410%	(c)	03/16/55	30,289	1,206,253
Government National Mortgage Assoc., Series 2015-67, Class A	2.500%		03/16/50	3,854	3,941,930
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	1.013%	(c)	09/16/57	26,249	2,252,713
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777%		05/10/50	6,760	7,253,266
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.015%	(c)	05/10/50	4,210	4,197,650
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	3,621	2,977,867

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.795%	(c)	08/10/45	14,180	$12,803,121
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.768%	(c)	08/10/46	700	566,703
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,210	1,383,633
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.570%	(c)	11/10/48	2,000	1,280,748
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.570%	(c)	11/10/48	1,100	595,960
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	6.706%	(c)	11/15/16	6,720	6,534,535
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.555%	(c)	12/12/44	1,304	1,302,939
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(c)	06/12/47	8,380	7,622,197
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.699%	(c)	02/12/49	1,390	1,184,975
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.203%	(c)	02/15/51	255	241,508
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	6.706%	(c)	10/15/19	2,400	2,329,438
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	3.742%	(c)	08/15/27	570	560,626
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.212%	(c)	11/15/45	840	900,502
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050%	(c)	01/15/47	540	606,472
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(c)	11/15/47	3,310	3,594,391
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.772%	(c)	08/15/48	4,900	4,990,338
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(c)	04/20/48	10,610	10,879,157
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, 144A	3.127%	(c)	04/20/48	10,542	11,006,846
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.175%	(c)	09/12/49	7,380	5,978,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	368,479
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.384%	(c)	04/15/48	3,870	3,808,904
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,605	2,825,563
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	6,790	5,893,546
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	7,200	6,778,360
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.542%	(c)	06/14/31	1,200	1,199,695
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.646%	(c)	12/15/43	432	415,734
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.433%	(c)	07/15/46	569	625,041
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	417,228

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	$3,465,262
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.667%	(c)	06/15/45	16,623	1,120,895
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.275%	(c)	05/15/45	3,755	3,260,671
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.131%	(c)	06/15/46	1,000	880,714
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.424%	(c)	03/15/47	11,850	744,219
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.471%	(c)	11/15/47	3,570	3,655,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $231,564,824)					221,948,567

CORPORATE BONDS — 33.8%
Aerospace & Defense — 0.4%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	2,017,748
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,698,522
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45	900	1,020,812
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	240	252,956
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	2,420	2,628,730
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	480	535,782
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,030	1,104,095
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	980	1,122,405

					11,381,050

Agriculture — 1.2%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	3,590	3,760,267
Altria Group, Inc., Gtd. Notes	5.375%		01/31/44	2,490	3,192,431
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	4,270	5,264,176
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	70	125,926
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	1,260	2,335,008
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,420	1,432,314
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	1,710	1,757,066
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%		11/15/21	2,480	2,619,723
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%		03/20/42	1,930	2,172,306
Reynolds American, Inc., Gtd. Notes	3.250%		06/12/20	468	494,714
Reynolds American, Inc., Gtd. Notes	5.850%		08/15/45	6,360	8,126,369
Reynolds American, Inc., Gtd. Notes	6.150%		09/15/43	1,190	1,554,367
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	2,470	2,928,437

					35,763,104

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%		02/10/24	1,746	2,029,422
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%		06/17/21	705	795,258
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18	443	457,820

					3,282,500

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Manufacturers — 0.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,060	$4,073,357
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	4,980	5,271,245
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	200	201,650
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%		01/15/21	3,410	3,512,586
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	700	795,708
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,857,994
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	860	1,025,701
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	420	466,558
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	220	224,560
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	460	459,675
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	200	205,630
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,430	1,509,006
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	730	734,636
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.250%		10/05/17	3,180	3,192,946

					23,531,252

Auto Parts & Equipment — 0.3%
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%		05/31/26	1,700	1,731,875
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%		11/15/23	1,760	1,817,200
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(a)	6.750%		11/15/22	1,995	2,194,711
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,950	4,004,313

					9,748,099

Banks — 9.4%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	2,013,875
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	4,700	4,773,320
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	3,180	3,238,391
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,200	1,389,382
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	518,637
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,528,247
Bank of America Corp., Sr. Unsec’d. Notes, GMTN, MTN	3.500%		04/19/26	2,790	2,883,153
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	2,130	2,179,563
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	2,350	2,492,906
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	4,030	4,301,191
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,463,941
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	3,930	4,478,612
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,800	3,135,101
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	4,630	5,355,401
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	520	585,021
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,640	1,757,503
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,542,144
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,558,696
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	1,900	1,927,360
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,550,501
Citigroup, Inc., Jr. Sub. Notes	5.350%	(c)	04/29/49	1,160	1,091,328
Citigroup, Inc., Jr. Sub. Notes	5.900%	(c)	12/29/49	630	620,550
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	1,510	1,492,069
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	5,930	5,796,575

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Citigroup, Inc., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,710	$2,696,179
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	8,230	9,044,186
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	481,927
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	316,078
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,234,716
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,740	3,852,615
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	480	518,279
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	7,207,651
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	989	1,180,615
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	963,220
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25	4,040	4,219,893
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	5.250%		08/04/45	1,600	1,778,642
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,418,338
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	5.750%		12/01/43	1,560	1,817,384
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%	(c)	12/29/49	3,285	3,917,363
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	4,290	4,789,571
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	4,929,279
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.550%		04/17/26	350	363,083
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000%	(c)	12/29/49	2,695	2,018,339
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	307,851
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	1,480	1,631,380
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,478,311
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	344,798
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	9,019,905
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	6,073,262
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,414,201
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,790,273
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	4,278,881
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	2,190	2,263,779
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	2,850	2,973,294
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	789,462
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	235,973
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes(a)	6.375%	(c)	12/29/49	2,900	2,740,500
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,946,035
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		05/25/26	1,760	1,810,716

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	2,560	$2,707,389
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,618,854
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,641,966
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	2,963,026
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	5,710	5,227,488
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,300	1,359,053
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	98,096
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	693,085
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,230	1,342,277
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	767,863
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	4,470	4,557,295
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,353
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,790	4,161,337
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	1,960	2,049,984
Lloyds Banking Group PLC (United Kingdom), Sub. Notes(a)	4.500%		11/04/24	4,800	4,869,514
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	5,030	5,042,575
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.750%		03/22/17	530	543,144
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	4,350	4,625,964
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	845,494
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	4,013,923
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	5,879,871
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	2,946,783
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,426,248
Royal Bank of Scotland NV (The) (Netherlands), Gtd. Notes	4.650%		06/04/18	950	973,556
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	550,843
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	7,120	7,244,465
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	5,280	5,533,746
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,176,751
Wachovia Capital Trust III, Ltd. Gtd. Notes	5.570%	(c)	03/29/49	7,420	7,327,532
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	720	770,566
Wells Fargo & Co., Jr. Sub. Notes	5.875%	(c)	12/29/49	1,330	1,418,113
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	5,840	6,525,984
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,711,832
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,070	7,633,698
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	4,005,153
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	2,830	2,984,682
Wells Fargo Bank NA, Sub. Notes, BKNT	6.000%		11/15/17	3,970	4,224,187

					286,992,136

Beverages — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,310	2,395,505
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	3,960	4,172,533

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages (continued)
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	13,450	$14,408,259
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	11,580	13,569,930
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	5,600	5,697,210
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	610	682,509
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	2,880	3,232,961
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,750	1,820,000
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,580	2,902,268
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	350,142
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	655,233
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%	11/01/18	842	973,861
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	4,770	5,255,600
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%	01/15/42	940	1,120,835

				57,236,846

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	386,259
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	301	314,489
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	963,860
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,800	2,986,659
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,860	2,048,491
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	146,127
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	2,410	2,622,509
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	2,800	3,032,025
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	650	708,510
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	2,260	2,569,853

				15,778,782

Chemicals — 0.3%
Axiall Corp., Gtd. Notes	4.875%	05/15/23	250	256,875
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	3,890	3,982,388
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	430	486,787
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	580	627,783
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	928,361
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,149,032
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,582,416

				9,013,642

Coal
Murray Energy Corp., Sec’d. Notes, 144A	11.250%	04/15/21	2,800	784,000

Commercial Services — 0.2%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	443,866
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	2,001,833
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	810	797,850
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	1,020	1,012,350
United Rentals North America, Inc., Gtd. Notes(a)	7.375%	05/15/20	516	536,640

				4,792,539

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	4,640	$4,753,262
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,620	4,755,232

				9,508,494

Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	2,760	2,780,700
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	800	829,400
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	4,072	4,540,280
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%	10/02/17	2,510	2,666,724
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%	05/15/20	410	427,425
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/01/23	2,480	2,498,600
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	8,758	9,022,150
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	5,789	6,492,861
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	3,730	4,179,480
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%	09/01/16	5,630	5,658,150
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	270,944
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	1,962,010
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,140	1,100,100
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,850	6,254,299
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	3,137,489

				51,820,612

Electric — 1.4%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	2,361	2,662,028
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	2,610	3,587,690
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%	06/01/26	3,420	3,411,450
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	901,153
Duke Energy Progress, LLC, First Mortgage	2.800%	05/15/22	1,490	1,560,669
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	920	931,457
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,652,108
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	13,479,638
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	330	377,190
Miran Mid-Atlantic Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	4,833	4,566,713
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	2,770	3,605,953
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	2,957,835
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	780	898,429
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,115,869

				43,708,182

Engineering & Construction
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	363,997

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,394,263

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Environmental Control (continued)
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	$489,150

				1,883,413

Foods — 0.5%
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	1,180	1,254,951
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	3,247	3,658,099
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	590	641,494
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	1,390	1,594,220
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.200%	07/15/45	410	485,505
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	420	584,821
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	850,242
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	3,600	3,937,198
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	600	691,872
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	489,527
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,361,326
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	74,663

				15,623,918

Forest Products & Paper
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	520,623
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	955	1,017,234

				1,537,857

Healthcare – Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	1,680	1,809,599
Becton Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	732,276
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	560	521,500
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	371,014
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,970	5,417,921
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.600%	08/15/21	1,130	1,197,899

				10,050,209

Healthcare – Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.400%	06/15/21	1,800	1,836,508
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	480,107
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26	2,820	2,901,284
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	2,550	2,638,148
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	635	718,709
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,000	1,020,000
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%	05/01/25	10	9,913
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	410	414,551
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	256,875
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,100	2,302,125
HCA, Inc., Gtd. Notes	5.875%	02/15/26	140	145,250
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,637,280
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	1,050	1,097,250
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	2,080	2,159,300
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,272,375
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	550	608,438
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,078,118
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	592,460

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare – Services (continued)
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		06/15/23	510	$488,325
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22	1,280	1,311,744
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%		03/15/19	10	10,102
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%		11/15/21	570	615,203
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%		07/15/25	190	208,452
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40	1,500	1,918,107

					25,720,624

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	1,730	1,725,675

Household Products/Wares
Spectrum Brands, Inc., Gtd. Notes	5.750%		07/15/25	810	843,413

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%		04/01/21	820	854,261
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	1,640	1,739,497
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	1,340	1,452,628

					4,046,386

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	6.250%	(c)	03/15/87	636	648,720
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	2,330	2,374,748
Chubb INA Holdings, Inc., Gtd. Notes	2.300%		11/03/20	570	586,038
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	1,170	1,247,102
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/66	3,800	4,056,576
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	1,500	1,675,007
MetLife, Inc., Sr. Unsec’d. Notes	5.875%		02/06/41	1,020	1,268,444
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	2,500	2,806,008
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	260	264,866

					14,927,509

Internet — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.950%		12/05/44	1,830	2,227,489
Netflix, Inc., Sr. Unsec’d. Notes	5.500%		02/15/22	120	125,100
Netflix, Inc., Sr. Unsec’d. Notes	5.875%		02/15/25	680	713,150

					3,065,739

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/25	1,420	1,412,900
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.500%		03/01/21	790	811,725
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.250%		02/25/22	740	778,850
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%		10/15/39	690	669,300
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%		11/21/36	3,140	2,857,400

					6,530,175

Leisure Time
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%		11/15/20	710	708,665
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%		11/15/19	880	888,800

					1,597,465

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	1,690	$1,749,150

Machinery – Diversified
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	513,935
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	143,871
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	600	644,865

				1,302,671

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	490	547,087
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	316,972
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	265	354,492
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	3,235	3,176,349
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	340	365,410
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	1,850	2,022,609
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	130	153,944
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	2,570	3,068,634
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	114,092
Comcast Corp., Gtd. Notes	3.375%	02/15/25	490	528,291
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,610	1,739,661
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	209,201
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	584,783
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	208,311
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,100	2,261,673
Comcast Corp., Gtd. Notes	6.400%	03/01/40	1,270	1,773,596
Comcast Corp., Gtd. Notes	6.550%	07/01/39	550	765,034
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,260	1,812,327
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	35,532
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	416,919
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	5,115	4,756,950
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,422,920
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	739,575
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	3,710	3,607,975
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	720	688,500
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	1,905	2,016,707
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	902,164
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	273,100
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,670	1,818,608
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	290	337,912
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	950	1,189,632
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,180	2,531,418
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	853,598
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,090	1,215,794

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	710	$797,591
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,370	1,724,086
Time Warner, Inc., Gtd. Notes	7.700%		05/01/32	4,860	6,785,177
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	6.750%		09/15/22	2,028	2,139,540
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		04/01/24	570	578,948
Viacom, Inc., Sr. Unsec’d. Notes	4.250%		09/01/23	460	477,906
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21	252	256,410
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%		08/15/26	200	194,500

					56,763,928

Mining — 1.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	994	1,048,536
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%		04/01/19	1,188	1,323,446
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	1,010	1,087,477
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	830	857,262
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	360	373,734
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	590	623,601
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	1,600	1,859,155
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%		04/01/19	4,540	5,138,949
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.750%	(c)	10/19/75	4,070	4,324,375
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	2.700%		10/25/17	8,020	7,989,925
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%		01/15/19	1,100	1,057,375
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%		04/16/20	2,640	2,481,600
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%		09/20/21	2,130	2,289,007
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%		05/01/19	470	564,722
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%		11/08/42	5,160	4,574,583

					35,593,747

Miscellaneous Manufacturing — 0.5%
Eaton Corp., Gtd. Notes	1.500%		11/02/17	750	753,650
Eaton Corp., Gtd. Notes	2.750%		11/02/22	4,950	5,074,601
Eaton Corp., Gtd. Notes	4.150%		11/02/42	1,690	1,820,221
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	600	692,387
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%		01/07/21	1,413	1,602,276
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	2,507	3,784,189
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	682	759,575
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	98	112,227
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	540	730,333
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21	1,051	1,219,358

					16,548,817

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas — 3.7%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	$227,479
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,690	1,792,438
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	3,140	3,467,439
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	526	553,640
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,356,311
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	2,072,519
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,186,648
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	3,095,039
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%	03/17/25	620	652,676
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	182,852
California Resources Corp., Gtd. Notes	5.500%	09/15/21	110	55,550
California Resources Corp., Gtd. Notes	6.000%	11/15/24	2,170	1,063,300
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	430	275,200
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	3,260	2,200,500
Chesapeake Energy Corp., Gtd. Notes	6.875%	11/15/20	140	97,300
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	3,720	3,844,445
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	6,017,487
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,812	1,855,035
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	470	534,556
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	690	643,425
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	340	332,350
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	1,000	992,948
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,510,658
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	2,290	2,136,277
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	135,266
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	2,120	2,338,540
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%	01/15/19	180	195,002
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	640	733,323
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	20	23,273
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%	06/26/26	1,220	1,186,450
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,000	3,476,000
Ensco PLC, Sr. Unsec’d. Notes(a)	4.700%	03/15/21	1,270	1,055,268
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	50	34,750
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,248,037
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,380	2,526,401
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,838,345
Hess Corp., Sr. Unsec’d. Notes	8.125%	02/15/19	2,150	2,395,979
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,220	1,453,570
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	900	915,058
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	3,660	4,191,846
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	461,143
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,698,054
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,750,770
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	5.375%	01/27/21	8,480	7,767,256
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	01/20/20	2,501	2,416,216
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	2,690	2,387,375
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,147,509
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	4,290	4,311,450
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	2,400	2,474,400
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN, 144A	6.875%	08/04/26	1,900	2,124,200
Pride International, Inc., Gtd. Notes	6.875%	08/15/20	440	419,936

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
Pride International, Inc., Gtd. Notes(a)	8.500%		06/15/19	760	$773,300
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%		05/01/23	1,190	1,094,800
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%		03/01/21	1,440	1,454,400
Range Resources Corp., Gtd. Notes	4.875%		05/15/25	300	285,750
Sanchez Energy Corp., Gtd. Notes	7.750%		06/15/21	170	144,075
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%		05/10/26	3,080	3,129,221
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%		05/11/35	1,370	1,477,387
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		03/25/20	2,940	3,231,248
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		05/11/45	2,010	2,182,122
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%		05/17/17	1,880	1,902,663
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%		04/10/24	3,030	3,274,070
Statoil ASA (Norway), Gtd. Notes	3.125%		08/17/17	1,000	1,024,085
Transocean, Inc., Gtd. Notes	6.000%		03/15/18	1,630	1,654,450
Transocean, Inc., Gtd. Notes	6.800%		12/15/16	210	212,100
Whiting Petroleum Corp., Gtd. Notes	5.000%		03/15/19	320	294,400
Whiting Petroleum Corp., Gtd. Notes	6.250%		04/01/23	1,310	1,172,450

					112,158,010

Oil & Gas Services — 0.3%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.500%		11/15/20	290	290,615
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.875%		02/15/23	2,696	2,601,640
Halliburton Co., Sr. Unsec’d. Notes	3.800%		11/15/25	2,690	2,809,568
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	2,060	2,148,489
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	1,590	1,711,212
SESI LLC, Gtd. Notes	7.125%		12/15/21	190	182,875

					9,744,399

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.652%	(c)	12/15/19	1,730	1,736,488
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23	1,450	1,428,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%		02/15/21	1,545	1,591,350
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	590	609,068
WestRock RKT Co., Gtd. Notes	4.000%		03/01/23	370	386,332

					5,751,488

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%		11/06/17	3,650	3,671,557
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,160	1,204,730
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	2,470	2,573,315
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	60	61,663
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	770	808,556
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	2,680	2,820,049

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pharmaceuticals (continued)
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,920	$2,007,588
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%		03/15/19	1,530	1,728,003
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%		03/15/20	2,750	2,349,531
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21	390	343,931
Wyeth LLC, Gtd. Notes	5.450%		04/01/17	220	227,571

					17,796,494

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	8.375%	(c)	08/01/66	2,700	2,378,835
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	772,197
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	189,711
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	990,668
MPLX LP, Gtd. Notes, 144A	4.875%		12/01/24	1,450	1,412,533
MPLX LP, Gtd. Notes, 144A	4.875%		06/01/25	1,520	1,485,531
MPLX LP, Gtd. Notes, 144A	5.500%		02/15/23	920	934,717
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	458,820
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,529,589
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	443,281
Southern Natural Gas Co. LLC, Gtd. Notes	8.000%		03/01/32	2,150	2,383,845
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	7.850%		02/01/26	3,380	4,206,417
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,231	1,237,155
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	3,063	3,292,725
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%		03/15/32	410	438,700

					22,154,724

Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%		06/01/21	3,000	3,022,500
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%		10/01/20	1,620	1,694,925
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%		09/17/24	5,750	5,994,433

					10,711,858

Retail — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	3,820	3,962,066
CVS Health Corp., Sr. Unsec’d. Notes	2.750%		12/01/22	7,140	7,366,467
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	1,116	1,227,574
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	3,980	4,937,492
CVS Pass-Through Trust, Pass-Through Certificates	6.036%		12/10/28	818	928,800
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	709	852,861
Dollar Tree, Inc., Gtd. Notes, 144A	5.750%		03/01/23	1,650	1,753,125
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	2,050	2,214,910
QVC, Inc., Sr. Sec’d. Notes	5.950%		03/15/43	110	101,756
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%		06/01/26	2,400	2,463,696
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%		04/15/38	340	481,176

					26,289,923

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Semiconductors — 0.1%
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	$833,036
Intel Corp., Sr. Unsec’d. Notes	4.900%	07/29/45	450	524,191
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	400	340,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	670	557,775
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	220	231,632

				2,486,634

Software — 0.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	1,286,888
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	1,860	2,022,750
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	2,640	2,673,000
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	221	230,832
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,110	3,121,013

				9,334,483

Telecommunications — 1.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,138,486
America Movil SAB de CV (Mexico), Gtd. Notes	5.625%	11/15/17	1,000	1,055,080
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	928,028
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	10,740	10,986,021
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,710	1,656,932
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	252,582
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,250	1,330,451
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41	1,510	1,691,753
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	3,330	3,489,933
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,050	1,123,793
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	460	708,713
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,063,750
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,560	1,333,800
Sprint Corp., Gtd. Notes	7.625%	02/15/25	4,940	3,908,775
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	1,504,200
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,677,822
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	80	83,524
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	225	227,005
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	380	421,783
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,760	1,973,117
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	4,740	5,520,327
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	4,970	6,343,723
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	706	951,255
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	2,440	2,269,200
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	400	395,000

				53,035,053

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Transportation — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19		2,410	$2,397,950

TOTAL CORPORATE BONDS (cost $994,346,486)					1,035,076,947

FOREIGN GOVERNMENT BONDS — 7.2%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/23	BRL	26,088	7,380,662
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%	01/01/17	BRL	46,546	14,225,086
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		670	610,705
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		3,470	3,114,325
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		3,850	3,734,500
China Government Bond (China), Sr. Unsec’d. Notes	3.310%	11/30/25	CNY	61,500	9,040,536
China Government Bond (China), Sr. Unsec’d. Notes	3.380%	11/21/24	CNY	19,500	2,897,990
China Government Bond (China), Sr. Unsec’d. Notes	3.390%	05/21/25	CNY	15,000	2,221,590
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		2,850	3,156,375
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		270	279,287
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		1,067	1,158,482
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		360	400,350
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, EMTN	3.750%	04/25/22		3,640	3,765,198
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, EMTN	5.375%	10/17/23		340	382,603
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/13/42	MXN	466,474	29,678,094
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	531,246	30,377,658
Mexican Bonos (Mexico), Bonds	8.000%	06/11/20	MXN	11,549	691,911
Mexican Bonos (Mexico), Bonds	10.000%	12/05/24	MXN	108,510	7,610,375
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		2,740	2,949,747
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45		11,290	13,519,775
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		2,310	2,864,400
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		610	821,975
Poland Government Bond (Poland), Bonds	2.000%	04/25/21	PLN	6,770	1,707,816
Poland Government Bond (Poland), Bonds	2.500%	07/25/26	PLN	57,900	14,162,495
Poland Government Bond (Poland), Bonds	3.250%	07/25/25	PLN	95,360	24,991,712
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24		6,490	7,009,200
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%	10/15/24		6,090	6,088,234
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	875,450	12,557,140
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	205,660	3,219,355
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	7.500%	03/31/30		1,633	1,992,077

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%		03/31/30	1,752	$2,137,519
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, RegS	4.500%		04/04/22	1,400	1,496,110
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43	2,820	2,753,025
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	1,077	1,173,930

TOTAL FOREIGN GOVERNMENT BONDS (cost $244,075,171)					220,170,237

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.6%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.903%	(c)	09/25/35	441	336,382
Alternative Loan Trust, Series 2005-J4, Class M2	1.093%	(c)	07/25/35	5,607	5,159,233
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	1.133%	(c)	02/25/45	4,312	4,035,935
Banc of America Funding, Series 2005-F, Class 2A1	2.948%	(c)	09/20/35	67	50,518
Banc of America Funding, Series 2015-R2, Class 4A1, 144A	0.611%	(c)	09/29/36	9,869	9,400,155
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.887%	(c)	09/25/33	277	271,322
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.353%	(c)	01/25/36	1,049	929,778
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.872%	(c)	09/25/35	175	160,249
BCAP LLC Trust, Series 2006-AA1, Class A1	0.643%	(c)	10/25/36	2,726	2,107,951
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.353%	(c)	11/25/34	11,935	10,141,142
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	1.193%	(c)	11/25/34	95	92,866
Bear Stearns ARM Trust, Series 2005-12, Class 11A1	2.817%	(c)	02/25/36	460	353,617
Bear Stearns ARM Trust, Series 2005-12, Class 24A1	2.727%	(c)	02/25/36	156	142,939
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.753%	(c)	08/25/35	281	249,984
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.743%	(c)	10/25/35	276	243,302
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.653%	(c)	01/25/36	463	388,030
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.683%	(c)	07/25/36	467	417,501
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.580%	(c)	02/25/36	1,017	1,006,123
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.693%	(c)	11/20/34	161	152,432
CSMC, Series 2015-2R, Class 3A1, 144A	0.656%	(c)	04/27/36	8,476	7,769,101
CSMC, Series 2015-2R, Class 7A1, 144A	2.384%	(c)	08/27/36	7,656	7,645,432
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.412%	(c)	04/15/36	36,420	11,878,069
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2(x)	5.703%	(c)	10/25/23	12,230	12,948,104
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2(x)	4.853%	(c)	01/25/24	18,980	19,331,849
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2(x)	3.053%	(c)	05/25/24	16,420	15,014,318

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2(x)	3.453%	(c)	07/25/24	27,860	$26,255,286
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	3,497	302,058
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	3,681	315,832
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	2,712	389,123
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	2,885	457,755
Fannie Mae REMICS, Series R007, Class ZA	6.000%		05/15/36	3,327	3,804,917
Fannie Mae REMICS, Series 2004-38, Class FK	0.803%	(c)	05/25/34	739	737,921
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.027%	(c)	04/25/40	2,135	480,990
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	879	938,756
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	8,091,644
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.077%	(c)	01/25/41	1,909	377,845
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	38,533	41,393,938
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	288	307,795
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.247%	(c)	10/25/26	2,556	401,080
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	472	529,190
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,885	2,157,248
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	794	932,662
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.197%	(c)	02/25/41	337	45,085
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.547%	(c)	07/25/42	2,404	535,584
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	186	168,743
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.197%	(c)	03/25/42	2,143	392,317
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,356	232,423
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	280	253,114
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.147%	(c)	07/25/42	170	31,986
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	5,729	563,527
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	3,456	359,570
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.697%	(c)	11/25/42	2,005	400,582
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.697%	(c)	11/25/42	1,025	241,821
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.697%	(c)	11/25/42	1,592	357,330
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.697%	(c)	12/25/42	936	175,398
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.697%	(c)	12/25/42	496	96,799
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.697%	(c)	12/25/42	1,360	314,869
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	2,667	237,514

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	2,459	$2,868,745
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	6,038	6,767,799
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.697%	(c)	03/25/42	9,039	1,646,496
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	3,791	307,902
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	13,541	1,381,617
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.697%	(c)	09/25/41	7,076	1,033,723
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.729%	(c)	08/25/55	4,335	239,152
Fannie Mae REMICS, Series 2015-56, Class AS, IO	5.697%	(c)	08/25/45	1,119	303,215
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,076	7,919,506
Freddie Mac REMICS, Series 3242, Class SC, IO	5.809%	(c)	11/15/36	679	122,873
Freddie Mac REMICS, Series 3368, Class AI, IO	5.549%	(c)	09/15/37	1,701	319,234
Freddie Mac REMICS, Series 3621, Class SB, IO	5.749%	(c)	01/15/40	348	66,874
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	2,659	2,931,806
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,654,986
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,546	11,981,631
Freddie Mac REMICS, Series 3947, Class SG, IO	5.469%	(c)	10/15/41	7,563	1,252,800
Freddie Mac REMICS, Series 4054, Class SA, IO	5.569%	(c)	08/15/39	1,626	273,526
Freddie Mac REMICS, Series 4076, Class SW, IO	5.569%	(c)	07/15/42	347	86,796
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	1,633	140,463
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	2,053	241,577
Freddie Mac REMICS, Series 4136, Class SE, IO	5.669%	(c)	11/15/42	468	93,319
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.669%	(c)	11/15/42	504	93,243
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	7,604	750,913
Freddie Mac REMICS, Series 4174, Class SA, IO	5.719%	(c)	05/15/39	1,673	246,002
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	5,089	636,152
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,685	2,768,448
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	10,689	1,189,501
Freddie Mac REMICS, Series 4415, Class IO, IO	1.853%	(c)	04/15/41	3,645	257,280
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,693	182,648
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.052%	(c)	03/20/39	564	41,837
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.032%	(c)	04/20/40	323	48,469
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.102%	(c)	06/20/40	4,707	1,014,395
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.202%	(c)	01/20/40	545	63,088
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	261	1,998
Government National Mortgage Assoc., Series 2010-H02, Class FA	1.130%	(c)	02/20/60	6,052	6,059,022
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.450%	(c)	06/20/60	7,477	7,578,994
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.766%	(c)	10/20/60	12,901	12,745,501

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.786%	(c)	10/20/60	11,026	$10,896,060
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.786%	(c)	08/20/58	863	854,104
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	5.602%	(c)	03/20/42	3,497	726,475
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	6.158%	(c)	04/16/42	1,917	446,237
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	3,300	237,631
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.658%	(c)	08/16/42	1,827	285,516
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	5.758%	(c)	10/16/42	2,722	526,902
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,142	288,675
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.708%	(c)	06/16/43	3,704	425,260
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.653%	(c)	10/25/45	237	183,592
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.683%	(c)	04/25/36	184	160,536
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.853%	(c)	06/25/34	2,587	2,144,178
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.803%	(c)	01/25/35	2,711	2,242,677
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.803%	(c)	03/25/35	1,272	1,072,672
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	355	347,899
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	1.208%	(c)	01/19/35	265	173,497
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.903%	(c)	07/25/34	442	435,174
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.703%	(c)	04/25/37	2,925	2,704,927
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.653%	(c)	10/25/36	1,335	1,073,803
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.785%	(c)	08/25/35	1,019	995,225
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,736	2,241,997
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.851%	(c)	04/21/34	1,065	1,065,635
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.903%	(c)	09/25/34	876	816,404
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.423%	(c)	02/25/36	354	347,499
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	3.032%	(c)	07/25/34	820	805,511
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	1.153%	(c)	12/25/35	1,733	1,363,690
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,405	2,372,547
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	1.516%	(c)	02/25/35	9,058	8,015,602
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.515%	(c)	06/25/36	875	712,436
RALI Series Trust, Series 2005-QA1, Class M1	1.003%	(c)	01/25/35	6,882	5,891,779

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
RALI Series Trust, Series 2007-QS1, Class 2A2	0.813%	(c)	01/25/37	338	$198,586
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	151	130,062
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.903%	(c)	01/25/37	1,149	662,847
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.301%	(c)	12/26/35	630	628,965
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.853%	(c)	11/25/34	4,820	3,999,340
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37	2,340	1,601,582
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.823%	(c)	07/25/34	616	590,133
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.753%	(c)	09/25/34	528	454,313
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.803%	(c)	03/25/35	2,674	2,184,591
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.916%	(c)	08/20/35	113	98,258
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.576%	(c)	02/25/33	912	896,661
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.514%	(c)	09/25/33	281	283,617
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.943%	(c)	10/25/45	4,499	3,788,875
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.734%	(c)	03/25/37	535	502,117
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.420%	(c)	09/25/36	418	370,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	3.194%	(c)	04/25/36	114	104,190

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $347,752,671)					354,167,115

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.5%
Federal Home Loan Mortgage Corp.	2.841%	(c)	07/01/36	1,425	1,514,763
Federal Home Loan Mortgage Corp.	3.500%		10/01/42-02/01/44	8,584	9,145,237
Federal Home Loan Mortgage Corp.	4.000%		03/01/42-08/01/43	13,389	14,524,624
Federal Home Loan Mortgage Corp.	4.500%		12/01/43-04/01/44	23,223	25,826,647
Federal Home Loan Mortgage Corp.	5.000%		03/01/38-06/01/41	1,267	1,405,226
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	1,992	2,238,748
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	2,019	2,360,138
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	528	610,210
Federal National Mortgage Assoc.	2.217%	(c)	05/01/37	115	119,458
Federal National Mortgage Assoc.	2.294%	(c)	01/01/37	109	113,464
Federal National Mortgage Assoc.	2.419%	(c)	08/01/37	97	102,165
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42	5,272	5,428,434
Federal National Mortgage Assoc.	2.500%		TBA(t)	9,100	9,400,543
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43	21,564	22,630,351
Federal National Mortgage Assoc.	3.000%		TBA(t)	1,600	1,675,625
Federal National Mortgage Assoc.	3.252%	(s)	10/09/19	18,560	17,828,866
Federal National Mortgage Assoc.	3.500%		09/01/42-01/01/46	39,435	41,834,565
Federal National Mortgage Assoc.	3.500%		TBA(t)	15,400	16,230,155
Federal National Mortgage Assoc.	3.500%		TBA(t)	18,000	19,050,743
Federal National Mortgage Assoc.	4.000%		04/01/42-01/01/45	21,560	23,428,131
Federal National Mortgage Assoc.	4.000%		TBA(t)	21,800	23,373,062
Federal National Mortgage Assoc.	4.500%		04/01/31-01/01/45	56,666	62,576,900
Federal National Mortgage Assoc.	5.000%		07/01/33-06/01/41	15,899	17,817,263
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40	2,569	2,900,389
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37	1,829	2,118,768

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Assoc.	6.500%		05/01/40	8,761	$10,081,752
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	20,071,021
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39	3,739	4,364,267
Financing Corp., Series 1P, Debs.	4.463%	(s)	05/11/18	1,670	1,644,877
Financing Corp., Series 12P, Debs.	3.540%	(s)	12/06/18	3,500	3,431,022
Financing Corp., Series B-P, Debs.	4.463%	(s)	04/06/18	1,340	1,323,317
Financing Corp., Series E-P, Debs.	3.716%	(s)	11/02/18	5,800	5,695,913
Freddie Mac Gold Pool	3.500%		TBA(t)	900	947,672
Government National Mortgage Assoc.	2.084%	(c)	11/20/60	4,828	5,009,879
Government National Mortgage Assoc.	2.171%	(c)	07/20/60	3,670	3,826,024
Government National Mortgage Assoc.	2.180%	(c)	09/20/60	5,111	5,336,860
Government National Mortgage Assoc.	2.836%	(c)	04/20/60	5,437	5,775,027
Government National Mortgage Assoc.	3.000%		TBA(t)	34,500	36,001,963
Government National Mortgage Assoc.	3.500%		09/20/45	21,939	23,314,886
Government National Mortgage Assoc.	3.500%		TBA(t)	19,200	20,351,250
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	5,731	6,252,201
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	12,873	14,393,295
Government National Mortgage Assoc.	5.500%		06/15/36	988	1,131,641
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42	681	785,543
Government National Mortgage Assoc.	6.500%		10/20/37	929	1,129,502
Residual Funding Corp. Strip Principal, Bonds	2.000%	(s)	10/15/20	2,280	2,169,814
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39	5,050	6,920,762

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $490,706,099)					504,212,963

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds	2.500%		02/15/46-05/15/46	89,170	92,887,330
U.S. Treasury Bonds	2.875%		05/15/43	28,990	32,599,023
U.S. Treasury Bonds	3.000%		05/15/45-11/15/45	78,530	90,270,899
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	5,920	6,149,213
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/26-02/15/43	52,740	54,793,635
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42-02/15/45	17,730	18,433,958
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	14,070	15,335,858
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44	3,150	3,737,725
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40-02/15/41	6,230	9,000,781
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	11,840	17,941,312
U.S. Treasury Notes	0.625%		11/30/17	1,200	1,200,984
U.S. Treasury Notes	0.750%		02/28/18	1,250	1,253,418
U.S. Treasury Notes	1.375%		03/31/20-06/30/23	105,220	106,186,555
U.S. Treasury Notes	1.500%		07/31/16-12/31/18	12,530	12,781,645
U.S. Treasury Notes	1.625%		07/31/19-06/30/20	14,300	14,700,749
U.S. Treasury Notes	2.000%		11/30/22	380	397,709
U.S. Treasury Notes	2.625%		11/15/20	11,530	12,353,311
U.S. Treasury Strip Principal	4.007%	(s)	02/15/43	6,560	3,482,756

TOTAL U.S. TREASURY OBLIGATIONS (cost $464,802,656)					493,506,861

				Shares
PREFERRED STOCK
Diversified Financial Services
Citigroup Capital XIII, 0.044% (cost $1,192,693)				45,250	1,179,668

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

		Shares	Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $2,976,938,691)			$3,030,291,472

SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUND — 3.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $111,341,288; includes $30,405,781 of cash collateral for securities on loan)(b)(w) (Note 4)		111,341,288	111,341,288

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $122.00		187	84,734
expiring 07/22/16, Strike Price $122.25		186	61,031
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $132.50		187	172,391
expiring 08/26/16, Strike Price $144.00		412	12,875
expiring 08/26/16, Strike Price $144.50		3,588	56,063
Currency option USD vs CNY,
expiring 07/12/16, Strike Price 6.78	Barclays Capital Group	365	26,576

			413,670

Put Options — 0.1%
5 Year U.S. Treasury Notes Futures,
expiring 08/26/16, Strike Price $116.50		4,706	73,531
expiring 08/26/16, Strike Price $116.75		1,481	23,141
expiring 08/26/16, Strike Price $117.00		6,188	96,688
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $132.50		186	81,375
expiring 07/22/16, Strike Price $133.00		185	121,406
20 Year U.S. Treasury Bonds Futures,
expiring 07/22/16, Strike Price $171.00		37	41,047
Currency option USD vs MXN,
expiring 08/11/16, Strike Price 17.54	Barclays Capital Group	455	166,742
Euro Futures,
expiring 07/08/16, Strike Price $1.12		2,750	34,100
expiring 07/08/16, Strike Price $1.14		1,875	55,689
Japanese Yen Futures,
expiring 07/08/16, Strike Price $91.00		34	338
expiring 07/08/16, Strike Price $92.00		39	581
expiring 07/08/16, Strike Price $93.00		40	1,000
expiring 07/08/16, Strike Price $93.50		6	219
expiring 08/05/16, Strike Price $95.00		29	23,000

			718,857

TOTAL OPTIONS PURCHASED (cost $2,730,173)			1,132,527

TOTAL SHORT-TERM INVESTMENTS (cost $114,071,461)			112,473,815

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 102.7% (cost $3,091,010,152)			3,142,765,287

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITY SOLD SHORT — (0.8)%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATION – SHORT
Government National Mortgage Assoc. (proceeds received $22,805,117)	3.500%	TBA	21,500	$(22,819,395)

			Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $122.50			190	(43,047)
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $130.50			133	(338,734)
expiring 07/22/16, Strike Price $131.00			156	(326,625)
expiring 07/22/16, Strike Price $132.00			156	(195,000)
expiring 07/01/16, Strike Price $132.25			79	(60,484)
expiring 07/22/16, Strike Price $133.00			163	(117,156)
expiring 08/26/16, Strike Price $133.00			141	(149,813)
expiring 07/22/16, Strike Price $133.50			199	(87,062)
expiring 07/22/16, Strike Price $134.00			226	(63,562)
expiring 08/26/16, Strike Price $134.00			19	(13,063)
expiring 08/26/16, Strike Price $135.00			38	(16,625)
expiring 07/01/16, Strike Price $176.00			56	(875)
20 Year U.S. Treasury Bonds Futures,
expiring 07/22/16, Strike Price $166.00			124	(807,938)
expiring 07/22/16, Strike Price $167.00			38	(212,563)
expiring 07/22/16, Strike Price $175.00			56	(49,875)
expiring 07/22/16, Strike Price $176.00			22	(15,125)
British Pounds Futures,
expiring 07/08/16, Strike Price $148.00			34	(676)

				(2,498,223)

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $120.00			585	(13,711)
expiring 07/22/16, Strike Price $120.50			117	(4,570)
expiring 07/22/16, Strike Price $121.00			196	(12,251)
expiring 07/22/16, Strike Price $121.25			191	(16,414)
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $130.00			119	(5,578)
expiring 07/22/16, Strike Price $130.50			81	(6,328)
expiring 07/22/16, Strike Price $131.00			112	(12,250)
expiring 08/26/16, Strike Price $131.00			560	(201,250)
expiring 07/22/16, Strike Price $132.00			210	(59,063)
20 Year U.S. Treasury Bonds Futures,
expiring 07/22/16, Strike Price $158.00			61	(953)
expiring 07/22/16, Strike Price $162.00			117	(5,484)
expiring 08/26/16, Strike Price $162.00			95	(29,688)
expiring 07/22/16, Strike Price $165.00			57	(7,125)
expiring 07/22/16, Strike Price $166.00			258	(44,344)
expiring 07/22/16, Strike Price $167.00			50	(13,281)
expiring 07/22/16, Strike Price $168.00			153	(62,156)
expiring 07/22/16, Strike Price $169.00			74	(41,625)
Euro Futures,
expiring 07/08/16, Strike Price $1.09			15,625	(20,312)
expiring 08/05/16, Strike Price $1.09			6,250	(39,375)
expiring 07/08/16, Strike Price $1.10			40,750	(122,250)

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

OPTIONS WRITTEN* (continued)	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
expiring 08/05/16, Strike Price $1.10	1,375	$(12,650)
expiring 07/08/16, Strike Price $1.11	11,375	(75,075)
Japanese Yen Futures,
expiring 07/08/16, Strike Price $90.00	29	(144)

		(805,877)

TOTAL OPTIONS WRITTEN (premiums received $3,228,222)		(3,304,100)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 101.8% (cost $3,064,976,813)		3,116,641,792
Liabilities in excess of other assets(z) — (1.8)%		(55,157,128)

NET ASSETS — 100.0%		$3,061,484,664

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $28,195,600 and 0.9% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,684,842; cash collateral of $30,405,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(p)	Interest rate not available as of June 30, 2016.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $120,500,000 is approximately 3.9% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
124	90 Day Euro Dollar	Sep. 2016	$30,745,475	$30,800,050	$54,575
734	90 Day Euro Dollar	Mar. 2017	181,242,988	182,224,675	981,687
247	90 Day Euro Dollar	Jun. 2017	60,882,113	61,299,225	417,112
193	90 Day Euro Dollar	Dec. 2018	47,654,113	47,757,850	103,737
1,372	2 Year U.S. Treasury Notes	Sep. 2016	298,874,641	300,918,189	2,043,548
142	5 Year Euro-Bobl	Sep. 2016	20,859,549	21,053,379	193,830
19,168	5 Year U.S. Treasury Notes	Sep. 2016	2,301,744,811	2,341,640,759	39,895,948
181	10 Year U.S. Ultra Treasury Bonds	Sep. 2016	25,430,164	26,366,609	936,445
523	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	91,422,632	97,474,125	6,051,493
144	Australian Dollar Currency	Sep. 2016	10,680,805	10,690,562	9,757
769	Canadian Dollar Currency	Sep. 2016	60,251,150	59,305,280	(945,870)
48	Euro-BTP Italian Government Bond	Sep. 2016	7,507,879	7,596,582	88,703

					49,830,965

Short Positions:
4,775	90 Day Euro Dollar	Dec. 2016	1,182,755,563	1,185,692,188	(2,936,625)
55	90 Day Euro Dollar	Mar. 2018	13,629,000	13,631,063	(2,063)

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (continued):
423	10 Year Euro-Bund	Sep. 2016	$76,810,909	$78,450,516	$(1,639,607)
74	10 Year Japanese Bonds	Sep. 2016	108,873,481	109,582,918	(709,437)
6,475	10 Year U.S. Treasury Notes	Sep. 2016	845,098,203	861,073,828	(15,975,625)
219	20 Year U.S. Treasury Bonds	Sep. 2016	37,650,656	37,743,281	(92,625)
11	30 Year Euro BUXL	Sep. 2016	2,177,294	2,394,584	(217,290)
74	British Pound Currency	Sep. 2016	6,338,794	6,127,200	211,594
374	Euro Currency	Sep. 2016	53,470,313	51,927,563	1,542,750
1,559	Japanese Yen Currency	Sep. 2016	182,821,981	189,165,163	(6,343,182)

					(26,162,110)

					$23,668,855

Cash of $21,114,108 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/14/16	Barclays Capital Group	BRL	34,106	$9,983,681	$10,569,564	$585,883
Expiring 07/14/16	Barclays Capital Group	BRL	15,362	4,213,599	4,760,700	547,101
British Pound,
Expiring 07/14/16	Barclays Capital Group	GBP	4,016	5,421,399	5,346,989	(74,410)
Expiring 07/14/16	Barclays Capital Group	GBP	3,615	5,160,040	4,813,089	(346,951)
Chinese Renminbi,
Expiring 07/14/16	Barclays Capital Group	CNH	152,320	23,322,638	22,840,360	(482,278)
Expiring 07/14/16	Barclays Capital Group	CNH	128,193	19,617,851	19,222,479	(395,372)
Euro,
Expiring 07/14/16	Citigroup Global Markets	EUR	44,965	51,373,637	49,926,341	(1,447,296)
Expiring 07/14/16	Citigroup Global Markets	EUR	12,848	14,634,450	14,265,871	(368,579)
Expiring 07/14/16	Citigroup Global Markets	EUR	1,861	2,129,245	2,066,339	(62,906)
Indian Rupee,
Expiring 07/14/16	Bank of America	INR	1,921,560	28,609,544	28,397,998	(211,546)
Japanese Yen,
Expiring 07/14/16	Bank of America	JPY	7,724,306	70,067,134	74,833,668	4,766,534
Expiring 07/14/16	Bank of America	JPY	1,589,220	14,531,207	15,396,485	865,278

				$249,064,425	$252,439,883	$3,375,458

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/14/16	Barclays Capital Group	BRL	67,504	$18,254,685	$20,919,563	$(2,664,878)
Canadian Dollar,
Expiring 07/14/16	Citigroup Global Markets	CAD	10,241	8,163,830	7,926,950	236,880
Chinese Renminbi,
Expiring 07/14/16	Bank of America	CNH	145,900	22,375,585	21,877,661	497,924
Expiring 07/14/16	Bank of America	CNH	59,180	9,115,133	8,874,023	241,110
Expiring 07/14/16	Barclays Capital Group	CNH	564,466	86,794,180	84,641,498	2,152,682
Expiring 07/14/16	Barclays Capital Group	CNH	523	80,153	78,425	1,728
Expiring 08/12/16	Bank of America	CNH	25,842	3,933,672	3,870,593	63,079
Euro,
Expiring 07/14/16	Citigroup Global Markets	EUR	50,892	56,507,012	56,506,901	111
Expiring 07/14/16	Citigroup Global Markets	EUR	5,375	6,131,177	5,967,826	163,351
Expiring 08/12/16	UBS AG	EUR	33,632	38,560,384	37,382,426	1,177,958
Expiring 08/12/16	UBS AG	EUR	5,700	6,538,185	6,335,691	202,494

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 08/12/16	UBS AG	EUR	4,988	$5,726,562	$5,544,757	$181,805
Japanese Yen,
Expiring 07/14/16	Bank of America	JPY	1,589,220	14,947,376	15,396,485	(449,109)
Expiring 07/14/16	Bank of America	JPY	350,000	3,351,884	3,390,827	(38,943)
Mexican Peso,
Expiring 07/14/16	Bank of America	MXN	232,005	13,146,994	12,672,922	474,072
Expiring 07/14/16	Bank of America	MXN	7,545	428,370	412,128	16,242
Expiring 08/15/16	Barclays Capital Group	MXN	270,448	14,961,687	14,724,480	237,207
Polish Zloty,
Expiring 07/14/16	Barclays Capital Group	PLN	54,890	14,611,384	13,908,076	703,308

				$323,628,253	$320,431,232	3,197,021

						$6,572,479

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
JPY	2,200,700	05/09/46	0.641%	6 Month JPY LIBOR(2)	$—	$(3,137,888)	$(3,137,888)
	49,060	06/13/21	1.185%	3 Month LIBOR(1)	—	457,020	457,020
	128,800	08/31/22	1.897%	3 Month LIBOR(2)	—	(7,093,151)	(7,093,151)
	263,996	11/30/22	1.900%	3 Month LIBOR(2)	685,115	(13,381,042)	(14,066,157)
	48,940	06/13/26	1.580%	3 Month LIBOR(2)	6,912	(843,016)	(849,928)
	40,656	02/15/41	2.720%	3 Month LIBOR(2)	(68,572)	(8,212,486)	(8,143,914)

					$623,455	$(32,210,563)	$(32,834,018)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Republic of Brazil	12/20/20	1.000%	3,104	2.854%	$(240,222)	$(503,612)	$263,390	Barclays Capital Group
Republic of Brazil	12/20/20	1.000%	1,220	2.854%	(94,417)	(198,773)	104,356	Barclays Capital Group

					$(334,639)	$(702,385)	$367,746

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.25	12/20/20	5.000%	3,168	$(31,680)	$134,960	$166,640
CDX.NA.IG.23	12/20/19	1.000%	8,450	113,867	73,142	(40,725)
CDX.NA.IG.24	06/20/20	1.000%	94,207	935,661	869,086	(66,575)
CDX.NA.IG.25	12/20/20	1.000%	26,120	37,066	213,993	176,927

				$1,054,914	$1,291,181	$236,267

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
CDX.NA.HY.25	12/20/20	5.000%	3,168	$(100,426)	$(136,055)	$(35,629)

Cash of $8,846,277 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared interest rate and credit default swaps contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,319,352	$—
Non-Residential Mortgage-Backed Securities	—	51,005,882	23,486,713
Residential Mortgage-Backed Securities	—	43,889,509	—
Bank Loans	—	73,327,658	—
Commercial Mortgage-Backed Securities	—	217,239,680	4,708,887
Corporate Bonds	—	1,035,076,947	—
Foreign Government Bonds	—	220,170,237	—
Residential Mortgage-Backed Securities	—	354,167,115	—
U.S. Government Agency Obligations	—	504,212,963	—
U.S. Treasury Obligations	—	493,506,861	—
Preferred Stock	1,179,668	—	—
Affiliated Mutual Fund	111,341,288	—	—
Options Purchased	939,209	193,318	—
Options Written	(3,304,100)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
U.S. Government Agency Obligation — Short	$—	$(22,819,395)	$—
Other Financial Instruments*
Futures Contracts	23,668,855	—	—
OTC Forward Foreign Currency Exchange Contracts	—	6,572,479	—
Centrally Cleared Interest Rate Swap Agreements	—	(32,834,018)	—
OTC Credit Default Swap Agreements	—	(334,639)	—
Centrally Cleared Credit Default Swap Agreements	—	200,638	—

Total	$133,824,920	$2,951,894,587	$28,195,600

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	U.S. Government Agency Obligations
Balance as of 12/31/15	$8,393,727	$34,180,885	$3,375,473	$31,043,360	$3,087,630
Accrued discounts/premiums	—	(872)	—	34,234	—
Realized gain (loss)	—	20,817	(15,833)	—	—
Change in unrealized appreciation (depreciation)**	—	110,452	39,178	126,750	—
Purchases	—	—	—	—	—
Sales/Paydowns	—	(9,041,069)	(2,110,581)	(23,997,120)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(8,393,727)	(1,783,500)	(1,288,237)	(2,498,337)	(3,087,630)

Balance as of 06/30/16	$—	$23,486,713	$—	$4,708,887	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts recorded at fair value.

**	Of which, $237,202 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities — Non-Residential Mortgage-Backed	$16,962,600	Market approach	Internal proxy pricing
Asset-Backed Securities — Non-Residential Mortgage-Backed	6,524,113	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	4,708,887	Market approach	Single broker indicative quote

	$28,195,600

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities — Collateralized Loan Obligations	$8,393,727	L3 to L2	Internal proxy pricing to evaluated bid
Asset-Backed Securities — Non-Residential Mortgage-Backed Securities	1,783,500	L3 to L2	Single broker indicative quote to evaluated bid
Bank Loans	1,288,237	L3 to L2	Single broker indicative quote to evaluated bid
Commercial Mortgage-Backed Securities	2,498,337	L3 to L2	Single broker indicative quote to evaluated bid
U.S. Government Agency Obligations	3,087,630	L3 to L2	Internal proxy pricing to evaluated bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	16.5%
U.S. Treasury Obligations	16.1
Residential Mortgage-Backed Securities	13.0
Banks	9.4
Commercial Mortgage-Backed Securities	7.3
Foreign Government Bonds	7.2
Oil & Gas	3.7
Affiliated Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	3.6
Non-Residential Mortgage-Backed Securities	2.4
Media	2.1
Beverages	1.9
Diversified Financial Services	1.8
Telecommunications	1.7
Electric	1.4
Agriculture	1.3
Mining	1.2
Retail	0.9
Auto Manufacturers	0.8
Healthcare – Services	0.8
Pharmaceuticals	0.7
Pipelines	0.7
Biotechnology	0.5
Foods	0.5
Insurance	0.5
Miscellaneous Manufacturing	0.5
Aerospace & Defense	0.4
Auto Parts & Equipment	0.3
Chemicals	0.3
Collateralized Loan Obligations	0.3
Computers	0.3

Healthcare – Products	0.3%
Hotels, Restaurants & Leisure	0.3
Oil & Gas Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Software	0.3
Airlines	0.2
Commercial Services	0.2
Diversified Telecommunication Services	0.2
Energy Equipment & Services	0.2
Iron/Steel	0.2
Packaging & Containers	0.2
Specialty Retail	0.2
Commercial Services & Supplies	0.1
Environmental Control	0.1
Health Care Providers & Services	0.1
Home Builders	0.1
Housewares	0.1
Internet	0.1
IT Services	0.1
Life Sciences Tools & Services	0.1
Lodging	0.1
Machinery	0.1
Metals & Mining	0.1
Multiline Retail	0.1
Oil, Gas and Consumable Fuels	0.1
Options Purchased	0.1
Retail & Merchandising	0.1
Semiconductors	0.1
Transportation	0.1
U.S. Government Agency Obligations – Short	(0.8)

101.9
Options Written	(0.1)
Liabilities in excess of other assets	(1.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$343,567	*	Due from/to broker — variation margin swaps	$142,929	*
Credit contracts	—	—		Premiums received for OTC swap agreements	702,385
Credit contracts	Unrealized appreciation on OTC swap agreements	367,746		—	—
Foreign exchange contracts	Unaffiliated investments	308,245		Options written outstanding, at value	270,482
Foreign exchange contracts	Due from/to broker — variation margin futures	1,764,101	*	Due from/to broker — variation margin futures	7,289,052	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	13,114,747		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,542,268
Interest rate contracts	Due from/to broker — variation margin futures	50,767,078	*	Due from/to broker — variation margin futures	21,573,272	*
Interest rate contracts	Unaffiliated investments	824,282		Options written outstanding, at value	3,033,618
Interest rate contracts	Due from/to broker — variation margin swaps	457,020	*	Due from/to broker — variation margin swaps	33,291,038	*

Total		$67,946,786			$72,845,044

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(228,361)	$(228,361)
Foreign exchange contracts	(3,502,617)	3,309,827	(17,397,848)	6,930,629	—	(10,660,009)
Interest rate contracts	(7,044,180)	14,542,325	11,547,540	—	(1,526,251)	17,519,434

Total	$(10,546,797)	$17,852,152	$(5,850,308)	$6,930,629	$(1,754,612)	$6,631,064

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,207,828	$1,207,828
Foreign exchange contracts	(1,522,037)	61,079	(4,149,594)	753,400	—	(4,857,152)
Interest rate contracts	(972,689)	(1,151,968)	26,401,673	—	(33,796,088)	(9,519,072)

Total	$(2,494,726)	$(1,090,889)	$22,252,079	$753,400	$(32,588,260)	$(13,168,396)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(4)	Forward Foreign Currency Exchange Contracts- Sold(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements- Buy Protection(2)	Credit Default Swap Agreements- Sell Protection(2)
$2,904,436	$86,168	$2,687,560,717	$2,566,353,445	$235,060,468	$326,598,845	$2,483,859	$1,056	$154,244

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$6,924,239	$(699,598)	$—	$6,224,641
Barclays Capital Group	4,788,973	(4,666,274)	—	122,699
Citigroup Global Markets	400,342	(400,342)	—	—
UBS AG	1,562,257	—	—	1,562,257

	$13,675,811

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(699,598)	$699,598	$—	$—
Barclays Capital Group	(4,666,274)	4,666,274	—	—
Citigroup Global Markets	(1,878,781)	400,342	—	(1,478,439)
UBS AG	—	—	—	—

	$(7,244,653)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $29,684,842:
Unaffiliated investments (cost $2,979,668,864)	$3,031,423,999
Affiliated investments (cost $111,341,288)	111,341,288
Cash	347,491
Foreign currency, at value (cost $8,058,760)	8,188,223
Deposit with broker for futures and centrally cleared swaps	29,960,385
Receivable for investments sold	127,826,563
Dividends and interest receivable	22,148,529
Unrealized appreciation on OTC forward foreign currency contracts	13,114,747
Receivable for fund share sold	6,304,983
Due from broker-variation margin futures	3,483,814
Cash segregated for counterparty—OTC	400,000
Tax reclaim receivable	375,850
Unrealized appreciation on OTC swap agreements	367,746
Due from broker-variation margin swaps	269,405
Prepaid expenses	4,304

Total Assets	3,355,557,327

LIABILITIES:
Payable for investments purchased	229,598,111
Payable to broker for collateral for securities on loan	30,405,781
Securities sold short, at value (proceeds received $22,805,117)	22,819,395
Unrealized depreciation on OTC forward foreign currency contracts	6,542,268
Options written outstanding, at value (premiums received $3,228,222)	3,304,100
Premiums received for OTC swap agreements	702,385
Advisory fees payable	392,627
Accrued expenses and other liabilities	224,613
Distribution fee payable	83,041
Affiliated transfer agent fee payable	342

Total Liabilities	294,072,663

NET ASSETS	$3,061,484,664

Net assets were comprised of:
Paid-in capital	$2,419,319,970
Retained earnings	642,164,694

Net assets, June 30, 2016	$3,061,484,664

Net asset value and redemption price per share, $3,061,484,664 / 251,951,760 outstanding shares of beneficial interest	$12.15

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$57,800,537
Affiliated dividend income	374,552
Affiliated income from securities lending, net	358,537
Unaffiliated dividend income (net of $6,992 foreign withholding tax)	39,118

58,572,744

EXPENSES
Advisory fees	7,810,592
Distribution fee	3,847,520
Custodian and accounting fees	327,000
Insurance expenses	25,000
Trustees’ fees	22,000
Audit fee	19,000
Loan interest expense	15,034
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	9,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	9,373

Total expenses	12,106,519
Less: advisory fee waivers and/or expense reimbursement	(3,078,016)

Net expenses	9,028,503

NET INVESTMENT INCOME (LOSS)	49,544,241

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,384,911)
Futures transactions	(5,850,308)
Options written transactions	17,852,152
Swap agreements transactions	(1,754,612)
Foreign currency transactions	3,470,987

11,333,308

Net change in unrealized appreciation (depreciation) on:
Investments	126,168,082
Futures	22,252,079
Options written	(1,090,889)
Swap agreements	(32,588,260)
Foreign currencies	2,418,811

117,159,823

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	128,493,131

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,037,372

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$49,544,241	$109,219,347
Net realized gain (loss) on investment and foreign currency transactions	11,333,308	79,521,016
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	117,159,823	(149,563,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,037,372	39,177,213

FUND SHARE TRANSACTIONS:
Fund share sold [32,256,632 and 40,375,787 shares, respectively]	377,399,915	464,480,235
Fund share repurchased [73,513,224 and 82,408,907 shares, respectively]	(852,711,997)	(942,725,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(475,312,082)	(478,245,046)

CAPITAL CONTRIBUTIONS (NOTE 4)	74,215	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(297,200,495)	(439,067,833)
NET ASSETS:
Beginning of period	3,358,685,159	3,797,752,992

End of period	$3,061,484,664	$3,358,685,159

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.2% FOREIGN BONDS — 38.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Argentina — 1.2%
City of Buenos Aires Argentina, Sr. Unsec’d. Notes, 144A	7.500%	06/01/27	780	$813,150
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.125%	06/10/21	400	401,000
YPF SA, Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	700	747,250

				1,961,400

Brazil — 4.2%
CIMPOR Financial Operations BV, Gtd. Notes, 144A	5.750%	07/17/24	260	191,750
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	290	248,675
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	310	260,400
Klabin Finance SA, Gtd. Notes, 144A	5.250%	07/16/24	220	216,150
Marfrig Holdings Europe BV, Gtd. Notes, 144A	8.000%	06/08/23	480	489,840
Marfrig Holdings Europe BV, Gtd. Notes, 144A	6.875%	06/24/19	360	361,080
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	546	217,308
Oi Brasil Holdings Cooperatief UA, Gtd. Notes, RegS(i)	5.750%	02/10/22	204	31,110
Oi Brasil Holdings Cooperatief UA, Sr. Unsec’d. Notes, 144A(a)(i)	5.750%	02/10/22	287	43,767
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23	1,260	1,023,372
Petrobras Global Finance BV, Gtd. Notes(a)	5.375%	01/27/21	896	820,691
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	1,320	937,200
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	429	344,273
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	260	197,600
Suzano Trading Ltd., Gtd. Notes, RegS	5.875%	01/23/21	650	676,813
Vale Overseas Ltd., Gtd. Notes	5.875%	06/10/21	400	400,500
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	546	496,860

				6,957,389

Chile — 1.6%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	324	344,783
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	185	196,449
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A(a)	3.000%	07/17/22	1,421	1,405,406
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	257	262,140
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	186	194,867
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	152,960

				2,556,605

China — 5.4%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	1,170	1,216,906
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	780	844,270
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	308,648
Export-Import Bank of China (The), Sr. Unsec’d. Notes, RegS	3.625%	07/31/24	500	533,388
Export-Import Bank of China (The) via Avi Funding Co. Ltd., Sr. Unsec’d. Notes, 144A	2.850%	09/16/20	740	760,226
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes, RegS	4.375%	10/17/23	220	237,486
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	2,450	2,647,350

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
China (continued)
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%		05/22/23	420	$436,526
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%		06/02/26	780	805,475
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.700%		06/10/25	810	873,511
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, RegS	3.700%		06/10/25	200	215,682

					8,879,468

Colombia — 1.2%
Banco Bilbao Vizcaya Argentaria Colombia SA, Sub. Notes, 144A	4.875%		04/21/25	370	366,300
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%		09/18/23	980	1,009,400
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%		05/28/45	300	260,700
Pacific Exploration & Production Corp., Gtd. Notes, 144A(g)	5.125%		03/28/23	1,260	233,100
Pacific Exploration and Production Corp., Sr. Unsec’d. Notes, RegS(g)	7.250%		12/12/21	124	22,940

					1,892,440

Costa Rica — 0.2%
Banco Nacional de Costa Rica, Sr. Unsec’d. Notes, 144A	5.875%		04/25/21	390	402,363

Hungary — 0.5%
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	4.000%		01/30/20	890	904,797

India — 0.8%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%		05/20/24	400	442,074
Bharti Airtel Ltd., Sr. Unsec’d. Notes, 144A	4.375%		06/10/25	320	335,369
ICICI Bank Ltd., Jr. Sub. Notes, RegS	6.375%	(c)	04/30/22	480	485,980

					1,263,423

Indonesia — 3.0%
Majapahit Holding BV, Gtd. Notes, RegS	7.750%		01/20/20	670	765,810
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%		05/05/25	890	888,692
Pelabuhan Indonesia III PT, Sr. Unsec’d. Notes, RegS	4.875%		10/01/24	500	526,700
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%		05/20/23	500	508,313
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%		05/03/42	1,408	1,423,477
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21	755	821,455

					4,934,447

Kazakhstan — 1.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	4.400%		04/30/23	1,600	1,560,320
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	5.750%		04/30/43	560	518,000
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%		05/05/20	230	250,364

					2,328,684

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Malaysia — 0.4%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19	579	$640,058

Mexico — 7.0%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%		03/25/44	200	206,500
Banco Nacional de Comercio Exterior SNC, Sr. Unsec’d. Notes, 144A	4.375%		10/14/25	1,445	1,508,002
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%		01/11/25	400	379,000
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.125%		05/05/25	410	398,725
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	430	449,887
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	6.125%		06/16/45	380	402,325
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	211,600
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%		09/19/22	200	211,500
Petroleos Mexicanos, Gtd. Notes	5.625%		01/23/46	330	300,795
Petroleos Mexicanos, Gtd. Notes, 144A	6.875%		08/04/26	391	437,138
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22	1,044	1,067,375
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	2,980	3,021,124
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	671,338
Petroleos Mexicanos, Gtd. Notes	6.500%		06/02/41	1,881	1,904,513
Trust F/1401, Sr. Unsec’d. Notes, 144A	6.950%		01/30/44	270	279,450

					11,449,272

Morocco — 0.5%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	780	761,904

Netherlands — 0.2%
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%		03/01/22	380	414,200

Oman — 0.4%
Lamar Funding Ltd., Gtd. Notes, RegS	3.958%		05/07/25	630	587,916

Peru — 0.8%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	(c)	09/22/29	130	134,615
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%		02/08/23	270	265,275
Cementos Pacasmayo SAA, Gtd. Notes, RegS	4.500%		02/08/23	100	98,250
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	43	44,339
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	150	165,690
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	670	669,163

					1,377,332

Qatar — 0.2%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%		02/16/21	264	290,403

Russia — 4.9%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	770	786,363
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	8.146%		04/11/18	1,440	1,576,800
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%		06/07/22	726	819,001
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	5.298%		12/27/17	400	411,256
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	6.299%		05/15/17	250	256,925
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	7.750%		05/29/18	630	679,095

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Russia (continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes, RegS	6.000%	(c)	06/03/21		1,900	$1,895,493
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes, RegS	8.500%		10/16/23		1,530	1,610,631

						8,035,564

Singapore — 0.2%
Puma International Financing SA, Gtd. Notes, 144A	6.750%		02/01/21		360	357,775

South Africa — 0.6%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A	6.750%		08/06/23		480	474,720
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25		480	499,200

						973,920

South Korea — 0.1%
Shinhan Bank, Sub. Notes, 144A	3.875%		03/24/26		200	206,784

Turkey — 2.0%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%		09/23/21		350	358,998
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%		04/24/19		880	932,846
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%		08/12/20		440	466,400
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, 144A	4.750%		04/29/21		1,550	1,577,125

						3,335,369

Venezuela — 1.7%
Petroleos de Venezuela SA, Gtd. Notes, RegS	6.000%		05/16/24		1,560	551,694
Petroleos de Venezuela SA, Gtd. Notes, RegS	9.000%		11/17/21		5,060	2,168,210

						2,719,904

TOTAL FOREIGN BONDS (cost $65,448,160)						63,231,417

SOVEREIGN ISSUES — 57.7%
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, 144A	5.750%		01/30/25		240	216,600
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN	22,092	1,263,281
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN	1,110	77,850
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%		03/16/24		920	1,012,000
Republic of Argentina (Argentina), Sr. Unsec’d. Notes	2.500%		12/31/38		5,370	3,624,750
Republic of Argentina (Argentina), Sr. Unsec’d. Notes	8.280%		12/31/33		2,089	2,329,276
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		670	714,555
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.125%		07/06/36		690	690,000
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.500%		04/22/26		1,110	1,199,910
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A(a)	7.625%		04/22/46		610	658,800

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20	560	$563,483
Republic of Brazilia (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23	2,650	2,415,475
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes, 144A	9.500%	11/19/25	200	202,040
Republic of Chile (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21	193	206,027
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	2.625%	03/15/23	1,000	966,500
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41	1,037	1,197,735
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44	1,060	1,054,700
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23	620	656,952
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20	280	305,480
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25	1,060	1,078,550
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45	900	931,500
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.875%	01/29/26	260	286,910
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	570	633,270
Republic of Ecuador (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%	03/24/20	2,287	2,264,130
Republic of Egypt (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25	350	306,250
Republic of El Salvador (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27	1,260	1,140,300
Republic of Gabon (Gabon), Bonds, 144A	6.375%	12/12/24	310	267,003
Republic of Gabon (Gabon), Sr. Unsec’d. Notes, 144A	6.950%	06/16/25	400	349,064
Republic of Georgia (Georgia), Unsec’d. Notes, RegS	6.875%	04/12/21	360	396,043
Republic of Ghana (Ghana), Gov’t. Gtd. Notes, 144A	10.750%	10/14/30	580	611,030
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, 144A	8.125%	01/18/26	230	197,524
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, RegS	7.875%	08/07/23	300	260,598
Republic of Guatemala (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26	320	325,600
Republic of Honduras (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24	680	737,800
Republic of Hungary (Hungary), Sr. Unsec’d. Notes(a)	5.750%	11/22/23	3,808	4,335,027
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	1,920	2,220,419
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.375%	04/15/23	1,090	1,095,918
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22	270	279,287
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43	220	222,147
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42	5,411	5,739,128
Republic of Israel (Israel), Sr. Unsec’d. Notes	2.875%	03/16/26	870	896,032

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.375%	07/23/24	860	$806,422
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.375%	03/03/28	420	406,371
Republic of Jamaica (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28	490	514,500
Republic of Jamaica (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25	460	512,900
Republic of Jordan (Jordan), Sr. Unsec’d. Notes, 144A	6.125%	01/29/26	200	211,000
Republic of Kazakhstan (Kazakhstan), Sr. Unsec’d. Notes, RegS	3.875%	10/14/24	2,810	2,821,943
Republic of Kenya (Kenya), Sr. Unsec’d. Notes, 144A	5.875%	06/24/19	490	485,933
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45	660	790,350
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	4.600%	01/23/46	2,617	2,760,935
Republic of Mexico (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	402	433,155
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	1,970	2,477,275
Republic of Namibia (Namibia), Sr. Unsec’d. Notes, 144A	5.250%	10/29/25	510	519,588
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%	07/12/23	140	134,764
Republic of Oman International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750%	06/15/26	540	534,414
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	04/15/24	500	525,867
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	17	22,567
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26	580	611,900
Republic of Peru (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50	738	915,120
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%	03/14/37	1,240	1,670,900
Republic of Peru (Peru), Sr. Unsec’d. Notes	7.125%	03/30/19	948	1,090,200
Republic of Philippines (Philippines), Sr. Unsec’d. Notes(a)	3.950%	01/20/40	1,200	1,382,096
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37	1,300	1,676,103
Republic of Poland (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	700	756,000
Republic of Poland (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	2,900	3,261,630
Republic of Romania (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	290	319,754
Republic of Romania (Romania), Sr. Unsec’d. Notes, RegS	4.875%	01/22/24	1,060	1,168,756
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30	3,288	4,011,726
Republic of Senegal (Senegal), Bonds, RegS	6.250%	07/30/24	300	285,780
Republic of South Africa International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26	1,400	1,452,500
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%	01/14/19	400	407,431
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, RegS	5.875%	07/25/22	720	697,930
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23	1,640	1,588,750
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26	470	477,121
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	250	278,777
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22	817	923,872
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40	2,451	2,988,004

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		680	$716,889
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		440	437,800
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19		5,292	2,368,170
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27		2,696	1,300,820
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, 144A	4.800%	11/19/24		550	565,956
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20		270	299,270
Republic of Zambia (Zambia), Sr. Unsec’d. Notes, 144A	8.970%	07/30/27		430	371,993
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	111,330	1,596,877
Russian Federation (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23		1,000	1,090,740
Russian Federation (Russia), Sr. Unsec’d. Notes, RegS	5.625%	04/04/42		1,800	2,035,584

TOTAL SOVEREIGN ISSUES (cost $95,504,909)					94,635,377

			Shares
COMMON STOCK
Diversified Telecommunication Services
Axtel SAB de CV,CPO (Mexico)* (cost $24,275)				173,926	59,172

TOTAL LONG-TERM INVESTMENTS (cost $160,977,344)					157,925,966

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,296,613; includes $3,635,558 of cash collateral for securities on loan)(b)(w) (Note 4)				5,296,613	5,296,613

		Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Currency Option USD vs SAR, expiring 01/14/17, Strike Price 3.84 (cost $99,036)		Goldman Sachs & Co.		45	24,496

TOTAL INVESTMENTS — 99.4% (cost $166,372,993)					163,247,075
Other assets in excess of liabilities(z) — 0.6%					926,106

NET ASSETS — 100.0%					$164,173,181

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,542,085; cash collateral of $3,635,558 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 08/15/16	Bank of America	BRL	8,191	$2,288,305	$2,512,771	$224,466
Indian Rupee,
Expiring 07/14/16	Citigroup Global Markets	INR	75,000	1,114,165	1,108,396	(5,769)
Expiring 07/15/16	Citigroup Global Markets	INR	180,000	2,640,555	2,659,673	19,118
Indonesian Rupiah,
Expiring 09/15/16	Bank of America	IDR	19,882,134	1,485,404	1,483,961	(1,443)

				$7,528,429	$7,764,801	$236,372

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 08/15/16	Bank of America	BRL	5,580	$1,699,236	$1,711,881	$(12,645)
Expiring 08/15/16	Bank of America	BRL	2,611	759,918	800,891	(40,973)
Euro,
Expiring 08/16/16	Bank of America	EUR	1,423	1,605,360	1,582,280	23,080
Indian Rupee,
Expiring 07/14/16	Citigroup Global Markets	INR	75,000	1,117,985	1,108,397	9,588
Expiring 07/15/16	Citigroup Global Markets	INR	126,262	1,875,414	1,865,646	9,768
Mexican Peso,
Expiring 08/15/16	Bank of America	MXN	27,705	1,504,750	1,508,400	(3,650)
Singapore Dollar,
Expiring 08/15/16	Citigroup Global Markets	SGD	2,376	1,761,356	1,763,178	(1,822)
Expiring 08/15/16	Citigroup Global Markets	SGD	1,979	1,441,434	1,468,273	(26,839)

				$11,765,453	$11,808,946	(43,493)

						$192,879

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$63,231,417	$—
Sovereign Issues	—	94,635,377	—
Common Stock	59,172	—	—
Affiliated Mutual Fund	5,296,613	—	—
Option Purchased	—	24,496	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	192,879	—

Total	$5,355,785	$158,084,169	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Sovereign Issues	57.7%
Foreign Bonds	38.5
Affiliated Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	3.2
Option Purchased	— *

99.4
Other assets in excess of liabilities	0.6

100.0%

*	Less than 0.05%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	$286,020	Unrealized depreciation on OTC forward foreign currency contracts	$93,141
Foreign exchange contracts	Unaffiliated Investments	24,496	—	—

Total		$310,516		$93,141

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Forward Currency Contracts(1)	Total
Foreign exchange contracts	$15,943	$147,869	$163,812

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Forward Currency Contracts(3)	Total
Foreign exchange contracts	$(74,540)	$138,880	$64,340

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Forward Foreign Currency Exchange Contracts-Purchased(3)	Forward Foreign Currency Exchange Contracts-Sold(3)
$66,024	$5	$6,233,755	$7,538,569

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$247,546	$(58,711)	$—	$188,835
Citigroup Global Markets	38,474	(34,430)	—	4,044
Goldman Sachs & Co.	24,496	—	—	24,496

	$310,516

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(58,711)	$58,711	$—	$—
Citigroup Global Markets	(34,430)	34,430	—	—
Goldman Sachs & Co.	—	—	—	—

	$(93,141)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $3,542,085:
Unaffiliated investments (cost $161,076,380)	$157,950,462
Affiliated investments (cost $5,296,613)	5,296,613
Foreign currency, at value (cost $125,563)	125,274
Receivable for investments sold	3,111,192
Dividends and interest receivable	2,340,685
Unrealized appreciation on OTC forward foreign currency contracts	286,020
Receivable for fund share sold	27,539
Prepaid expenses	179

Total Assets	169,137,964

LIABILITIES:
Payable to broker for collateral for securities on loan	3,635,558
Payable for investments purchased	1,094,469
Unrealized depreciation on OTC forward foreign currency contracts	93,141
Accrued expenses and other liabilities	46,859
Advisory fees payable	46,693
Payable for fund share repurchased	43,271
Distribution fee payable	4,450
Affiliated transfer agent fee payable	342

Total Liabilities	4,964,783

NET ASSETS	$164,173,181

Net assets were comprised of:
Paid-in capital	$165,193,080
Retained earnings	(1,019,899)

Net assets, June 30, 2016	$164,173,181

Net asset value and redemption price per share, $164,173,181 / 15,736,477 outstanding shares of beneficial interest	$10.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$4,437,838
Affiliated income from securities lending, net	81,787
Affiliated dividend income	17,328

4,536,953

EXPENSES
Advisory fees	516,734
Distribution fee	189,280
Custodian and accounting fees	39,000
Audit fee	19,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Miscellaneous	6,379

Total expenses	788,393
Less: advisory fee waivers and/or expense reimbursement	(37,856)

Net expenses	750,537

NET INVESTMENT INCOME (LOSS)	3,786,416

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(3,140,852)
Options written transactions	15,943
Foreign currency transactions	(200,871)

(3,325,780)

Net change in unrealized appreciation (depreciation) on:
Investments	14,936,924
Foreign currencies	162,601

15,099,525

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	11,773,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,560,161

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,786,416	$7,488,388
Net realized gain (loss) on investment and foreign currency transactions	(3,325,780)	(39,782,441)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,099,525	22,944,815

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,560,161	(9,349,238)

FUND SHARE TRANSACTIONS:
Fund share sold [753,803 and 1,152,712 shares, respectively]	7,394,849	11,125,754
Fund share repurchased [811,045 and 28,626,629 shares, respectively]	(7,659,113)	(274,001,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(264,264)	(262,876,013)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,295,897	(272,225,251)
NET ASSETS:
Beginning of period	148,877,284	421,102,535

End of period	$164,173,181	$148,877,284

SEE NOTES TO FINANCIAL STATEMENTS.

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GLOSSARY

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

OTC	Over-the-counter

Index:

CDX	Credit Derivative Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CPO	Certificates of Ordinary Participation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
PIK	Payment-in-Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

SEE NOTES TO FINANCIAL STATEMENTS.

A304

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 21 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)

AST Bond Portfolio 2016
(“Bond Portfolio 2016”)

AST Bond Portfolio 2017
(“Bond Portfolio 2017”)

AST Bond Portfolio 2018
(“Bond Portfolio 2018”)

AST Bond Portfolio 2019
(“Bond Portfolio 2019”)

AST Bond Portfolio 2020
(“Bond Portfolio 2020”)

AST Bond Portfolio 2021
(“Bond Portfolio 2021”)

AST Bond Portfolio 2022
(“Bond Portfolio 2022”)

AST Bond Portfolio 2023
(“Bond Portfolio 2023”)

AST Bond Portfolio 2024
(“Bond Portfolio 2024”)

AST Bond Portfolio 2025
(“Bond Portfolio 2025”)

AST Bond Portfolio 2026
(“Bond Portfolio 2026”)

AST Bond Portfolio 2027
(“Bond Portfolio 2027”)

	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc.

AST Global Real Estate Portfolio (“Global Real Estate”)	Capital appreciation and income.	Prudential Real Estate Investors (“PREI”)

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PFI / J.P. Morgan Investment Management, Inc.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PFI

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	Objective	Subadviser(s)
AST Lord Abbett Core Fixed Income Portfolio (“Lord Abbett Core Fixed Income”)	Income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital and liquidity needs.	PFI

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	Quantitative Management Associates LLC (“QMA”)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company / Western Asset Management Company Limited

2. Accounting	Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

B2

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as

B3

commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts

B4

involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short

B5

and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the

B6

seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs

B7

resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase

B8

somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2016, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that advisor fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

B9

	Advisory Fees	Effective Advisory Fees, Net of Waiver
Bond Portfolio 2016*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.34%
Bond Portfolio 2017*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2018*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2019*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.45%
Bond Portfolio 2020*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2021*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2022*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2023*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.26%
Bond Portfolio 2024*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.00%#
Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.00%#
Global Real Estate	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%
High Yield	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.56%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%

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	Advisory Fees	Effective Advisory Fees, Net of Waiver
Lord Abbett Core Fixed Income	0.6325% first $300 million; 0.6225% on next $200 million; 0.6125% on next $250 million; 0.6025% on next $2.5 billion; 0.5925% on next $2.75 billion; 0.5625% on next $4 billion; 0.5425% in excess of $10 billion	0.31%
Prudential Core Bond**	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion	0.47%
QMA US Equity Alpha	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%
Quantitative Modeling(1)	0.25%	0.25%
Western Asset Core Plus Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion	0.31%
Western Asset Emerging Markets Debt	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.63%

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016

Bond Portfolio 2016,
Bond Portfolio 2017,
Bond Portfolio 2018,
Bond Portfolio 2019,
Bond  Portfolio 2020,
Bond Portfolio 2021,
Bond Portfolio 2022,
Bond Portfolio 2023,
Bond Portfolio 2024,
Bond Portfolio 2025,
Bond Portfolio 2026
and Bond  Portfolio 2027

	contractually limit expenses to 0.93% through June 30, 2017	contractually limit expenses to 0.93% through June 30, 2017
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2016	contractually limit expenses to 0.99% through June 30, 2017
Lord Abbett Core Fixed Income	contractually waive 0.16% through October 31, 2016; in addition, contractually waive 0.10% first $500 million; 0.125% next $500 million; 0.15% in excess of $1 billion through October 31, 2016 contractually limit expenses to 0.59% through October 31, 2016	contractually waive 0.16% through October 31, 2016; in addition, contractually waive 0.10% first $500 million; 0.125% next $500 million; 0.15% in excess of $1 billion through October 31, 2016 contractually limit expenses to 0.59% through October 31, 2016
Prudential Core Bond	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion through June 30, 2016	N/A
Western Asset Core Plus Bond	contractually waive 0.20% through June 30, 2016	contractually waive 0.04% through June 30, 2017
Western Asset Emerging Markets Debt	contractually waive 0.05% through June 30, 2016	contractually waive 0.05% through June 30, 2017

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*	Advisory fees are calculated based on an aggregation of net assets of certain Portfolios of the Trust.

**	Effective July 1, 2016, Prudential Core Bond’s advisory fees will be 0.5325% first $300 million; 0.5225% next $200 million; 0.4875% next $250 million; 0.4775% next $250 million; 0.4525% next $2.25 billion; 0.4425% next $2.75 billion; 0.4125% next $4 billion; and 0.3925% over $10 billion.

#	The advisory fee waiver and/or expense reimbursement exceeds the advisory fee for the current period due to expense limitations described above.

(1)	Effective July 1, 2016, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds. The Fund of Fund Discount will apply across each of the following portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Fund sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Defensive Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Fund Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

AST Investment Services, Inc., PI, PGIM, Inc., PREI and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust, excluding Quantitative Modeling Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver:
Up to and including $300 million	0.25	% (no waiver)
Over $300 million up to and including $500 million	0.23%
Over $500 million up to and including $750 million	0.22%
Over $750 million	0.21%

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Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Trust invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. was compensated as follows for these services:

Amount
Bond Portfolio 2017	$42
Bond Portfolio 2018	98
Bond Portfolio 2020	82
Bond Portfolio 2021	155
Bond Portfolio 2023	18
Bond Portfolio 2024	4
Bond Portfolio 2025	274
Global Real Estate	1,652
High Yield	7,909
Investment Grade Bond	10,517
Lord Abbett Core Fixed Income	579
Prudential Core Bond	1,476
Western Asset Core Plus Bond	6,891
Western Asset Emerging Markets Debt	3,008

In February 2016, Prudential, the parent company of the manager/co-managers (PI and AST Investment Services) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Advanced Series Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The following Portfolio is due reimbursements by Prudential of foreign withholding taxes for certain countries due to the Portfolio’s status as partnerships for tax purposes.

	2015 Withholding Tax	2016 Withholding Tax
Global Real Estate	$81,837	$41,896

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5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2016	$1,685,374	$5,981,096
Bond Portfolio 2017	20,484,587	25,485,166
Bond Portfolio 2018	11,314,357	35,218,075
Bond Portfolio 2019	6,548,229	11,857,498
Bond Portfolio 2020	12,941,176	27,353,401
Bond Portfolio 2021	28,537,391	67,338,421
Bond Portfolio 2022	42,150,298	37,091,205
Bond Portfolio 2023	6,878,228	8,073,725
Bond Portfolio 2024	1,052,864	1,231,529
Bond Portfolio 2025	39,892,087	88,578,332
Bond Portfolio 2026	48,357,582	26,714,304
Bond Portfolio 2027	12,046,566	159,932
Global Real Estate	209,390,187	282,086,607
High Yield	301,965,753	376,646,880
Investment Grade Bond	9,538,817,738	8,053,236,090
Lord Abbett Core Fixed Income	6,453,723,220	5,932,116,516
Prudential Core Bond	2,524,950,666	2,676,082,306
QMA US Equity Alpha	466,113,526	470,717,080
Quantitative Modeling	549,526,319	502,368,121
Western Asset Core Plus Bond	2,580,200,777	3,016,847,810
Western Asset Emerging Markets Debt	42,970,550	33,675,761

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2016, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Quantitative Modeling
AB Global Bond	$23,226,355	$9,746,755	$5,984,507	$—	$28,393,441
AQR Emerging Markets Equity	1,335,115	462,605	500,604	—	1,378,305
AQR Large-Cap	111,926,620	32,694,988	26,912,527	—	118,375,816
BlackRock Low Duration Bond	5,999,389	1,805,900	5,666,620	—	2,206,158
BlackRock/Loomis Sayles Bond	9,633,834	3,169,041	2,406,442	—	10,918,596
Boston Partners Large-Cap Value	23,558,310	8,237,965	8,916,795	—	22,900,690
ClearBridge Dividend Growth	24,692,195	31,030,391	7,193,635	—	52,564,019
Cohen & Steers Realty	—	609,855	101,044	—	568,187
Goldman Sachs Global Income	15,455,038	5,324,031	3,949,969	—	17,457,032
Goldman Sachs Large-Cap Value	29,256,823	9,074,594	15,490,479	—	22,940,863
Goldman Sachs Mid-Cap Growth	3,731,493	1,032,422	1,259,248	—	3,540,187
Goldman Sachs Small-Cap Value	2,572,750	—	436,430	—	2,199,099
Goldman Sachs Strategic Income	9,625,686	3,162,211	6,086,267	—	6,546,388
Herndon Large-Cap Value	17,493,401	5,430,184	16,791,987	—	5,741,380
High Yield	10,904,357	3,149,933	2,922,893	—	11,948,400
Hotchkis & Wiley Large-Cap Value	29,543,096	11,414,081	17,005,312	—	22,995,542
International Growth	52,804,129	16,673,263	13,689,976	—	53,765,263
International Value	52,835,485	16,468,308	12,862,946	—	53,817,850
Investment Grade Bond	—	206,065,261	208,442,299	—	—
Jennison Large-Cap Growth	30,269,180	7,988,586	11,990,065	—	23,874,491
Loomis Sayles Large-Cap Growth	36,434,682	12,309,718	9,557,239	—	40,031,920
Lord Abbett Core Fixed Income	9,668,555	13,814,196	2,481,458	—	21,821,287
MFS Growth	30,456,144	9,114,814	7,550,782	—	31,894,095
MFS Large-Cap Value	17,744,522	26,165,125	5,361,382	—	40,253,938

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Quantitative Modeling (continued)
Money Market	$1,048,688	$469,522	$267,949	$—	$1,250,260
Neuberger Berman/LSV Mid-Cap Value	1,808,584	544,941	607,625	—	1,777,483
Parametric Emerging Markets Equity	1,177,331	320,703	381,129	—	1,202,728
Prudential Core Bond	61,907,396	18,791,346	25,130,264	—	58,867,847
QMA Emerging Markets Equity	830,218	296,064	296,102	—	863,163
QMA International Core Equity	26,436,313	8,182,293	6,651,051	—	26,939,421
QMA Large-Cap	111,891,739	31,896,775	26,617,845	—	118,065,837
Small-Cap Growth Opportunities	10,084,195	3,954,214	2,721,194	—	10,851,058
Small-Cap Growth	10,081,052	3,831,136	2,847,247	—	10,827,372
Small-Cap Value	19,996,462	6,331,140	5,549,512	—	21,708,379
T. Rowe Price Large-Cap Growth	24,524,240	6,110,291	10,510,336	—	18,216,136
T. Rowe Price Natural Resources	202,056	24,267	211,477	—	—
Wedge Capital Mid-Cap Value	1,788,842	587,721	645,642	—	1,777,247
Wellington Management Global Bond	19,374,504	19,195,457	5,037,870	—	34,914,064
Western Asset Core Plus Bond	44,428,232	13,330,467	20,588,175	—	39,372,218
Western Asset Emerging Markets Debt	2,740,701	715,755	743,797	—	2,979,988

	$887,487,712	$549,526,319	$502,368,121	$—	$945,746,148

Written options transactions, during the six months ended June 30, 2016, were as follows:

	AST Bond Portfolio 2016		AST Bond Portfolio 2017
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	28,720,000	$6,389	88,640,000	$20,907
Written options	10,460,000	10,447	31,900,000	31,958
Expired options	(33,280,000)	(11,193)	(102,740,000)	(35,689)
Closed options	(5,900,000)	(5,643)	(17,800,000)	(17,176)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2018		AST Bond Portfolio 2019
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	108,880,000	$27,010	52,290,000	$12,843
Written options	38,440,000	38,716	19,140,000	19,297
Expired options	(125,620,000)	(44,871)	(60,630,000)	(21,712)
Closed options	(21,700,000)	(20,855)	(10,800,000)	(10,428)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2020		AST Bond Portfolio 2021
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	120,270,000	$28,721	205,960,000	$48,911
Written options	43,300,000	43,634	75,320,000	75,960
Expired options	(139,370,000)	(49,045)	(238,880,000)	(84,017)
Closed options	(24,200,000)	(23,310)	(42,400,000)	(40,854)

Balance at end of period	—	$—	—	$—

B15

	AST Bond Portfolio 2022		AST Bond Portfolio 2023
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	137,300,000	$30,858	29,800,000	$7,472
Written options	55,540,000	55,432	10,180,000	10,325
Expired options	(161,840,000)	(56,479)	(34,280,000)	(12,276)
Closed options	(31,000,000)	(29,811)	(5,700,000)	(5,521)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2024		AST Bond Portfolio 2025
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	10,970,000	$2,784	414,170,000	$105,305
Written options	3,500,000	3,565	156,000,000	157,940
Expired options	(12,570,000)	(4,508)	(482,070,000)	(178,473)
Closed options	(1,900,000)	(1,841)	(88,100,000)	(84,772)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2026		AST Investment Grade Bond Portfolio
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	85,810,000	$21,804	3,177,410,000	$917,435
Written options	32,060,000	32,449	4,838,840,000	11,353,780
Expired options	(99,770,000)	(36,832)	(5,191,650,000)	(7,655,209)
Closed options	(18,100,000)	(17,421)	(2,824,600,000)	(4,616,006)

Balance at end of period	—	$—	—	$—

	AST Prudential Core Bond Portfolio		AST Western Asset Core Plus Bond
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	816,800,000	$1,959,376	100,894,500	$3,518,531
Written options	1,622,710,000	1,921,288	380,640,750	20,795,062
Expired options	(1,239,660,000)	(1,609,245)	(372,369,750)	(17,934,140)
Closed options	(1,199,850,000)	(2,271,419)	(28,896,000)	(3,151,231)

Balance at end of period	—	$—	80,269,500	$3,228,222

			AST Western Asset Emerging Markets Debt Portfolio
			Number of Contracts/ Notional Amount	Premium
Balance at beginning of period			—	$—
Written options			14,900	15,943
Expired options			(14,900)	(15,943)
Closed options			—	—

Balance at end of period			—	$—

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B16

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Portfolios (excluding Bond Portfolio 2027), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
Bond Portfolio 2016	$313,909	1.69%	22	$769,000	$—
Bond Portfolio 2019	293,154	1.68%	13	345,000	—
Bond Portfolio 2020	559,000	1.69%	7	1,776,000	—
Bond Portfolio 2022	1,470,833	1.68%	6	3,459,000	—
Bond Portfolio 2023	136,500	1.69%	4	159,000	—
Bond Portfolio 2025	12,197,400	1.69%	5	14,593,000	—
Bond Portfolio 2026	879,000	1.69%	3	879,000	—
Global Real Estate	5,160,526	1.68%	38	12,200,000	—
Investment Grade Bond	99,601,100	1.69%	20	278,563,000	—
QMA US Equity Alpha	3,578,000	1.68%	7	4,865,000	—
Western Asset Core Plus Bond	26,859,500	1.68%	12	57,939,000	—

8.	Revision to Certain Prior Year Information

Included in the Financial Highlights of each of the Bond Portfolios 2016 through 2024, Investment Grade Bond and Prudential Core Bond, are revisions to prior years “Interest Income” and “Realized/Unrealized gain/(loss) on Investments”. The revisions relate to adjusting the amounts previously presented for the effect of amortization of premium and accretion of discount on certain fixed income securities. The revision does not impact the results of operations or net assets and is not material to the financial statements taken as a whole.

9.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

10.	Ownership

As of June 30, 2016, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”), and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

B17

11.	Reorganization

On June 15, 2015, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the AST Neuberger Berman Core Bond Portfolio (“Merged Portfolio”) for shares of Lord Abbett Core Fixed Income (“Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio. Shareholders approved the Plan at a meeting on October 5, 2015 and the reorganization took place on October 16, 2015.

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

On reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Cost	Total Investment Value
AST Neuberger Berman Core Bond Portfolio	$115,388,974	$115,202,126

The acquisition was accomplished by a tax-free exchange of the following shares on October 16, 2015:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Neuberger Berman Core Bond Portfolio	10,795,567	Lord Abbett Core Fixed Income	9,787,623	$118,039,088

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation	Acquiring Portfolio	Net Assets
AST Neuberger Berman Core Bond Portfolio	$118,039,088	$(186,848)	Lord Abbett Core Fixed Income	$1,446,468,596

Assuming the acquisition had been completed on January 1, 2015, the Acquiring Portfolio’s results of operations for the year ended December 31, 2015 were as follows:

Acquiring Portfolio	Net Investment Income(a)	Net realized and unrealized gain (loss) on investments(b)	Net increase (decrease) in net assets resulting from operations
Lord Abbett Core Fixed Income	$46,993,584	$(55,191,932)	$(8,198,348)

(a)	Net investment income as reported in the Statement of Operations of the Acquiring Portfolio, plus $11,242,004 net investment income from the Merged Portfolio pre-merger.

(b)	Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations of the Acquiring Portfolio, plus $(9,511,044) net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger.

Because both the Merged Portfolio and Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Merged Portfolio that have been included in Acquiring Portfolio’s Statement of Operations since October 16, 2015.

B18

12.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B19

Financial Highlights

(unaudited)

	AST Bond Portfolio 2016
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$8.68		$8.70	$8.66	$8.71		$8.48		$10.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.06	0.12	0.10	(d)	0.06	(d)	0.07	(d)
Net realized and unrealized gain (loss) on investments	0.01		(0.08)	(0.08)	(0.15	)(e)	0.28	(e)	0.79	(e)

Total from investment operations	0.04		(0.02)	0.04	(0.05)		0.34		0.86

Less Distributions:	—		—	—	—		(0.11)		(2.94)

Net Asset Value, end of period	$8.72		$8.68	$8.70	$8.66		$8.71		$8.48

Total Return(a)	0.46%		(0.23)%	0.46%	(0.57)%		4.17%		9.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19.8		$38.1	$9.6	$15.0		$49.3		$104.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(f)	0.95%	0.99%	0.99%		0.96%		0.98%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(f)	1.37%	2.23%	1.22%		0.96%		0.98%
Net investment income (loss)	0.71	%(f)	0.68%	1.34%	1.15	%(g)	0.72	%(g)	0.74	%(g)
Portfolio turnover rate(h)	62	%(i)	203%	115%	409%		355%		368%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012 and 2011. Previously $0.06, $0.05 and $0.04, respectively (Note 8).

(e)	Revised for 2013, 2012 and 2011. Previously $(0.11), $0.29 and $0.82, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012 and 2011. Previously 0.73%, 0.53% and 0.42%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2017
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.09		$12.07	$11.90	$12.15		$11.61		$10.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.10	0.13	0.09	(d)	0.06	(d)	0.08	(d)
Net realized and unrealized gain (loss) on investments	0.10		(0.08)	0.04	(0.34	)(e)	0.53	(e)	1.13	(e)

Total from investment operations	0.16		0.02	0.17	(0.25)		0.59		1.21

Less Distributions:	—		—	—	—		(0.05)		(0.56)

Net Asset Value, end of period	$12.25		$12.09	$12.07	$11.90		$12.15		$11.61

Total Return(a)	1.32%		0.17%	1.43%	(2.06)%		5.12%		11.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$136.1		$114.9	$111.2	$161.8		$355.6		$508.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(f)	0.89%	0.87%	0.80%		0.78%		0.80%
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(f)	0.89%	0.87%	0.80%		0.79%		0.80%
Net investment income (loss)	0.93	%(f)	0.83%	1.09%	0.75	%(g)	0.53	%(g)	0.71	%(g)
Portfolio turnover rate(h)	84	%(i)	140%	136%	269%		422%		462%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012 and 2011. Previously $0.12, $0.08 and $0.09, respectively (Note 8).

(e)	Revised for 2013, 2012 and 2011. Previously $(0.37), $0.51 and $1.12, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012 and 2011. Previously 0.97%, 0.72% and 0.76%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights

(unaudited)

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.44		$12.34	$12.02	$12.41		$11.85		$11.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.10	0.13	0.10	(d)	0.07	(d)	0.08	(d)
Net realized and unrealized gain (loss) on investments	0.27		— (e)	0.19	(0.49	)(f)	0.60	(f)	1.40	(f)

Total from investment operations	0.31		0.10	0.32	(0.39)		0.67		1.48

Less Distributions:	—		—	—	—		(0.11)		(1.54)

Net Asset Value, end of period	$12.75		$12.44	$12.34	$12.02		$12.41		$11.85

Total Return(a)	2.49%		0.81%	2.66%	(3.14)%		5.72%		13.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$129.7		$141.2	$167.8	$248.7		$515.6		$682.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(g)	0.84%	0.83%	0.78%		0.77%		0.77%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(g)	0.84%	0.83%	0.79%		0.78%		0.78%
Net investment income (loss)	0.70	%(g)	0.80%	1.09%	0.83	%(h)	0.55	%(h)	0.70	%(h)
Portfolio turnover rate(i)	64	%(j)	90%	111%	311%		417%		495%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012 and 2011. Previously $0.12, $0.09 and $0.09, respectively (Note 8).

(e)	Less than $0.005 per share.

(f)	Revised for 2013, 2012 and 2011. Previously $(0.51), $0.58 and $1.39, respectively (Note 8).

(g)	Annualized.

(h)	Revised for 2013, 2012 and 2011. Previously 1.02%, 0.71% and 0.75%, respectively (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$10.38		$10.27	$9.85	$10.35		$11.08		$11.86

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.03	0.09	0.06	(d)	0.06	(d)	0.19	(d)
Net realized and unrealized gain (loss) on investments	0.34		0.08	0.33	(0.56	)(e)	0.56	(e)	1.44	(e)

Total from investment operations	0.37		0.11	0.42	(0.50)		0.62		1.63

Less Distributions:	—		—	—	—		(1.35)		(2.41)

Net Asset Value, end of period	$10.75		$10.38	$10.27	$9.85		$10.35		$11.08

Total Return(a)	3.56%		1.07%	4.26%	(4.83)%		5.86%		15.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$63.8		$69.4	$74.3	$116.5		$199.0		$56.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(f)	0.96%	0.94%	0.84%		0.89%		0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.95	%(f)	0.96%	0.94%	0.84%		0.89%		0.95%
Net investment income (loss)	0.54	%(f)	0.26%	0.86%	0.60	%(g)	0.55	%(g)	1.75	%(g)
Portfolio turnover rate(h)	60	%(i)	153%	153%	351%		552%		252%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012 and 2011. Previously $0.08, $0.07 and $0.16, respectively (Note 8).

(e)	Revised for 2013, 2012 and 2011. Previously $(0.58), $0.55 and $1.47, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012 and 2011. Previously 0.79%, 0.65% and 1.44%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights

(unaudited)

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$6.65		$6.55	$6.17	$6.60		$10.26		$10.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.04	0.07	0.03	(d)	0.11	(d)	0.18	(d)
Net realized and unrealized gain (loss) on investments	0.30		0.06	0.31	(0.46	)(e)	0.43	(e)	1.51	(e)

Total from investment operations	0.33		0.10	0.38	(0.43)		0.54		1.69

Less Distributions:	—		—	—	—		(4.20)		(1.44)

Net Asset Value, end of period	$6.98		$6.65	$6.55	$6.17		$6.60		$10.26

Total Return(a)	4.96%		1.53%	6.16%	(6.52)%		6.32%		18.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$133.6		$156.5	$163.7	$238.5		$3.7		$24.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(f)	0.85%	0.84%	0.85%		1.00%		0.96%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(f)	0.85%	0.84%	0.85%		2.38%		0.96%
Net investment income (loss)	1.02	%(f)	0.54%	1.08%	0.47	%(g)	1.30	%(g)	1.79	%(g)
Portfolio turnover rate(h)	45	%(i)	157%	214%	415%		470%		306%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012 and 2011. Previously $0.06, $0.10 and $0.12, respectively (Note 8).

(e)	Revised for 2013, 2012 and 2011. Previously $(0.49), $0.44 and $1.57, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, and 2011. Previously 0.94%, 1.17% and 1.26%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of year	$14.27		$14.02	$13.01	$14.00		$13.47		$11.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.14	0.20	0.17	(d)	0.14	(d)	0.12	(d)
Net realized and unrealized gain (loss) on investments	0.75		0.11	0.81	(1.16	)(e)	0.77	(e)	2.15	(e)

Total from investment operations	0.84		0.25	1.01	(0.99)		0.91		2.27

Less Distributions:	—		—	—	—		(0.38)		(0.01)

Net Asset Value, end of year	$15.11		$14.27	$14.02	$13.01		$14.00		$13.47

Total Return(a)	5.89%		1.78%	7.76%	(7.07)%		6.80%		20.30%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$226.0		$272.2	$268.0	$111.6		$381.2		$652.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.78	%(f)	0.80%	0.83%	0.82%		0.77%		0.77%
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(f)	0.80%	0.83%	0.82%		0.78%		0.78%
Net investment income (loss)	1.24	%(f)	0.97%	1.43%	1.26	%(g)	1.03	%(g)	0.96	%(g)
Portfolio turnover rate(h)	68	%(i)	169%	281%	341%		383%		428%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012 and 2011. Previously $0.15, $0.12 and $0.10, respectively (Note 8).

(e)	Revised for 2013, 2012 and 2011. Previously $(1.14), $0.79 and $2.17, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012 and 2011. Previously 1.13%, 0.91% and 0.83%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Financial Highlights

(unaudited)

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2016(d)		Year Ended December 31,						January 3, 2011(c) through December 31, 2011
			2015(d)	2014(d)	2013(d)		2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.15		$12.88	$11.67	$12.93		$12.24		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.11	0.15	0.11	(e)	0.05	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments	0.81		0.16	1.06	(1.37	)(f)	0.67	(f)	2.23	(f)

Total from investment operations	0.89		0.27	1.21	(1.26)		0.72		2.24

Less Distributions:	—		—	—	—		(0.03)		—

Net Asset Value, end of period	$14.04		$13.15	$12.88	$11.67		$12.93		$12.24

Total Return(a)	6.77%		2.10%	10.37%	(9.74)%		5.85%		22.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.2		$195.1	$78.3	$109.7		$452.9		$339.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(g)	0.85%	0.93%	0.81%		0.78%		0.90	%(g)
Expenses Before Waivers and/or Expense Reimbursement	0.80	%(g)	0.85%	0.93%	0.81%		0.78%		0.90	%(g)
Net investment income (loss)	1.19	%(g)	0.85%	1.22%	0.87	%(h)	0.44	%(h)	0.09	%(g)(h)
Portfolio turnover rate(i)	102	%(j)	178%	325%	404%		420%		585	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013, 2012 and 2011. Previously $0.15, $0.08 and $0.01, respectively (Note 8).

(f)	Revised for 2013, 2012 and 2011. Previously $(1.41), $0.64 and $2.23, respectively (Note 8).

(g)	Annualized.

(h)	Revised for 2013, 2012 and 2011. Previously 1.17%, 0.63% and 0.13%, respectively (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2016		Year Ended December 31,				January 3, 2012 through December 31, 2012(c)
			2015	2014	2013
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.01		$10.70	$9.51	$10.59		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		— (e)	0.12	0.08	(f)	(0.03	)(f)
Net realized and unrealized gain (loss) on investments	0.82		0.31	1.07	(1.16	)(g)	0.62	(g)

Total from investment operations	0.85		0.31	1.19	(1.08)		0.59

Net Asset Value, end of period	$11.86		$11.01	$10.70	$9.51		$10.59

Total Return(a)	7.72%		2.90%	12.51%	(10.20)%		5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39.9		$37.3	$244.9	$586.6		$142.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(h)	0.91%	0.78%	0.77%		1.00	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(h)	0.97%	0.79%	0.78%		1.07	%(h)
Net investment income (loss)	0.46	%(h)	0.04%	1.18%	0.83	%(i)	(0.31	)%(h)(i)
Portfolio turnover rate(j)	81	%(k)	323%	132%	434%		537	%(k)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Revised for 2013 and 2012. Previously $0.10 and $(0.02), respectively (Note 8).

(g)	Revised for 2013 and 2012. Previously $(1.18) and $0.61, respectively (Note 8).

(h)	Annualized.

(i)	Revised for 2013 and 2012. Previously 1.00% and (0.18)%, respectively (Note 8).

(j)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C23

Financial Highlights

(unaudited)

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2016		Year Ended December 31,		January 2, 2013(c) through December 31, 2013
			2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.49		$10.21	$8.91	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.02	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.89		0.26	1.19	(1.16)

Total from investment operations	0.94		0.28	1.30	(1.09)

Capital Contributions(e)(Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$11.43		$10.49	$10.21	$8.91

Total Return(a)	8.96%		2.74%	14.59%	(10.90)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.4		$13.1	$208.3	$259.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(g)	0.93%	0.82%	0.82	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.85	%(g)	1.05%	0.82%	0.82	%(g)
Net investment income (loss)	0.85	%(g)	0.22%	1.14%	0.82	%(g)(h)
Portfolio turnover rate(i)	86	%(j)	270%	165%	462	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Revised for 2013. Previously 1.10% (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST Bond Portfolio 2025
	Six Months Ended June 30, 2016		Year Ended December 31, 2015	January 2, 2014(c) through December 31, 2014

Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.74		$11.51	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.14	0.11
Net realized and unrealized gain (loss) on investments	1.10		0.09	1.40

Total from investment operations	1.18		0.23	1.51

Net Asset Value, end of period	$12.92		$11.74	$11.51

Total Return(a)	10.05%		2.00%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$318.1		$567.5	$106.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.75	%(e)	0.77%	0.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.76	%(e)	0.77%	1.11	%(e)
Net investment income (loss)	1.31	%(e)	1.19%	1.04	%(e)
Portfolio turnover rate(f)	51	%(g)	313%	325	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C24

Financial Highlights

(unaudited)

	AST Bond Portfolio 2026
	Six Months Ended June 30, 2016		January 2, 2015(c) through June 30, 2015

Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.12		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.10
Net realized and unrealized gain (loss) on investments	1.06		0.02

Total from investment operations	1.12		0.12

Net Asset Value, end of period	$11.24		$10.12

Total Return(a)	11.07%		1.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$164.8		$115.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(e)	0.89	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(e)	0.91	%(e)
Net investment income (loss)	1.19	%(e)	1.03	%(e)
Portfolio turnover rate(f)	121	%(g)	283	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2027
	January 4, 2016(c) through June 30, 2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investments	1.00

Total from investment operations	1.05

Net Asset Value, end of period	$11.05

Total Return(a)	10.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.97	%(e)
Net investment income (loss)	0.94	%(e)
Portfolio turnover rate(f)	265	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C25

Financial Highlights

(unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.20		$11.21	$9.84	$9.43	$7.57	$8.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.16	0.19	0.12	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.55		(0.17)	1.18	0.29	1.86	(0.56)

Total from investment operations	0.68		(0.01)	1.37	0.41	2.00	(0.40)

Less Distributions:	—		—	—	—	(0.14)	(0.16)

Capital Contributions(d)(Note 4)	0.02		—	—	—	—	—

Net Asset Value, end of period	$11.90		$11.20	$11.21	$9.84	$9.43	$7.57

Total Return(a)	6.25%		(0.09)%	13.92%	4.35%	26.81%	(5.04)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$477.7		$535.7	$654.4	$595.3	$548.1	$321.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.15	%(e)	1.14%	1.13%	1.14%	1.16%	1.18%
Expenses Before Waivers and/or Expense Reimbursement	1.15	%(e)	1.14%	1.13%	1.14%	1.17%	1.18%
Net investment income (loss)	2.30	%(e)	1.44%	1.62%	1.21%	1.66%	2.00%
Portfolio turnover rate	45	%(f)	69%	57%	41%	39%	55%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

	AST High Yield Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.12		$8.42	$8.21	$7.66	$7.21	$7.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.48	0.49	0.48	0.49	0.52
Net realized and unrealized gain (loss) on investments	0.38		(0.78)	(0.28)	0.07	0.46	(0.28)

Total from investment operations	0.64		(0.30)	0.21	0.55	0.95	0.24

Less Distributions:	—		—	—	—	(0.50)	(0.46)

Capital Contributions(d)(Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$8.76		$8.12	$8.42	$8.21	$7.66	$7.21

Total Return(a)	7.88%		(3.56)%	2.56%	7.18%	13.88%	3.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,352.0		$1,372.4	$1,169.9	$1,563.5	$1,605.7	$1,337.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.85%	0.79%	0.76%	0.82%	0.86%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(f)	0.85%	0.86%	0.86%	0.88%	0.88%
Net investment income (loss)	6.36	%(f)	5.63%	5.74%	6.07%	6.47%	6.71%
Portfolio turnover rate	24	%(g)	49%	52%	63%	64%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C26

Financial Highlights

(unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013		2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$6.90		$6.82	$6.39	$6.60		$6.12		$11.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.16	0.21	0.18	(d)	0.11	(d)	0.09	(d)
Net realized and unrealized gain (loss) on investments	0.45		(0.08)	0.22	(0.39	)(e)	0.46	(e)	0.91	(e)

Total from investment operations	0.52		0.08	0.43	(0.21)		0.57		1.00

Less Distributions:	—		—	—	—		(0.09)		(6.69)

Capital Contributions(f)(Note 4)	—	(g)	—	—	—		—		—

Net Asset Value, end of period	$7.42		$6.90	$6.82	$6.39		$6.60		$6.12

Total Return(a)	7.54%		1.17%	6.73%	(3.18)%		9.40%		12.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,010.5		$4,549.7	$1,418.2	$1,321.7		$5,565.5		$13,122.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.70	%(h)	0.71%	0.75%	0.74%		0.72%		0.71%
Expenses Before Waivers and/or Expense Reimbursement	0.74	%(h)	0.74%	0.78%	0.77%		0.76%		0.75%
Net investment income (loss)	1.89	%(h)	2.28%	3.13%	2.75	%(i)	1.75	%(i)	1.59	%(i)
Portfolio turnover rate(j)	371	%(k)	401%	281%	656%		914%		744%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the year.

(d)	Revised for 2013, 2012 and 2011. Previously $0.19, $0.13 and $0.11, respectively (Note 8).

(e)	Revised for 2013, 2012 and 2011. Previously $(0.40), $0.44 and $0.89, respectively (Note 8).

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(g)	Less than $0.005 per share.

(h)	Annualized.

(i)	Revised for 2013, 2012 and 2011. Previously 2.92%, 2.07%, and 1.85%, respectively (Note 8).

(j)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

	AST Lord Abbett Core Fixed Income Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.92		$11.98	$11.27	$11.50	$11.30	$10.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.20	0.19	0.16	0.14	0.24
Net realized and unrealized gain (loss) on investments	0.48		(0.26)	0.52	(0.39)	0.52	0.81

Total from investment operations	0.59		(0.06)	0.71	(0.23)	0.66	1.05

Less Distributions:	—		—	—	—	(0.46)	(0.18)

Capital Contributions(d)(Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.51		$11.92	$11.98	$11.27	$11.50	$11.30

Total Return(a)	4.95%		(0.50)%	6.30%	(2.00)%	5.93%	10.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,115.6		$1,532.4	$2,348.7	$1,587.3	$2,545.6	$1,951.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.59	%(f)	0.59%	0.58%	0.65%	0.75%	0.80%
Expenses Before Waivers and/or Expense Reimbursement	0.89	%(f)	0.89%	0.89%	0.89%	0.92%	0.93%
Net investment income (loss)	1.84	%(f)	1.71%	1.61%	1.37%	1.39%	2.15%
Portfolio turnover rate	314	%(g)	543%	550%	625%	580%	696%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C27

Financial Highlights

(unaudited)

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,						October 17, 2011(c) through December 31, 2011
			2015(d)	2014(d)	2013(d)		2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.17		$11.20	$10.56	$10.81		$10.14		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.25	0.24	0.22	(e)	0.20	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.28)	0.40	(0.47	)(f)	0.52	(f)	0.12	(f)

Total from investment operations	0.69		(0.03)	0.64	(0.25)		0.72		0.14

Less Distributions:	—		—	—	—		(0.05)		—

Capital Contributions(g)(Note 4)	—	(h)	—	—	—		—		—

Net Asset Value, end of period	$11.86		$11.17	$11.20	$10.56		$10.81		$10.14

Total Return(a)	6.18%		(0.27)%	6.06%	(2.31)%		7.11%		1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,179.6		$3,410.2	$3,994.4	$3,204.5		$3,869.6		$1,792.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(i)	0.74%	0.75%	0.75%		0.75%		0.78	%(i)
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(i)	0.78%	0.78%	0.79%		0.82%		0.84	%(i)
Net investment income (loss)	2.44	%(i)	2.19%	2.23%	2.11	%(j)	1.99	%(j)	1.14	%(i)(j)
Portfolio turnover rate(k)	101	%(l)	310%	327%	667%		532%		309	%(l)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013, 2012 and 2011. Previously $0.26, $0.24 and $0.02, respectively (Note 8).

(f)	Revised for 2013, 2012 and 2011. Previously $(0.51), $0.48 and $0.12, respectively (Note 8).

(g)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(h)	Less than $0.005 per share.

(i)	Annualized.

(j)	Revised for 2013, 2012 and 2011. Previously 2.46%, 2.38% and 1.38%, respectively (Note 8).

(k)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)	Not annualized.

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)		2014(c)		2013(c)		2012		2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.76		$21.11		$18.01		$13.60		$11.55		$11.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.22		0.12		0.13		0.13		0.10
Net realized and unrealized gain (loss) on investments	0.59		0.43		2.98		4.28		2.03		0.29

Total from investment operations	0.71		0.65		3.10		4.41		2.16		0.39

Less Distributions:	—		—		—		—		(0.11)		(0.08)

Capital Contributions(d)(Note 4)	0.01		—		—		—		—		—

Net Asset Value, end of period	$22.48		$21.76		$21.11		$18.01		$13.60		$11.55

Total Return(a)	3.31%		3.08%		17.21%		32.43%		18.81%		3.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$581.4		$582.7		$590.5		$479.8		$416.3		$305.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.69	%(e)(f)	1.54	%(f)	1.51	%(f)	1.60	%(f)	1.78	%(f)	1.49	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.69	%(e)(f)	1.54	%(f)	1.51	%(f)	1.60	%(f)	1.78	%(f)	1.66	%(f)
Net investment income (loss)	1.11	%(e)	1.01%		0.74%		0.84%		1.01%		0.81%
Portfolio turnover rate	53	%(g)	105%		103%		103%		137%		128%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.57% for the six months ended June 30, 2016 and 0.42%, 0.38%, 0.47%, 0.63% and 0.49% for the years December 31, 2015, 2014, 2013, 2012, and 2011, respectively.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C28

Financial Highlights

(unaudited)

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,				May 2, 2011(c) through December 31, 2011
			2015(d)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.29		$13.27	$12.46	$10.18	$9.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)	(0.03)	(0.05)	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.15		0.06	0.84	2.33	1.13	(1.01)

Total from investment operations	0.13		0.02	0.81	2.28	1.18	(1.00)

Less Distributions:	—		—	—	—	— (e)	—

Net Asset Value, end of period	$13.42		$13.29	$13.27	$12.46	$10.18	$9.00

Total Return(a)	0.98%		0.15%	6.50%	22.40%	13.16%	(10.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$950.4		$893.8	$658.5	$430.0	$203.6	$84.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.27	%(f)	0.27%	0.28%	0.30%	0.31%	0.30	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.27	%(f)	0.27%	0.28%	0.30%	0.32%	0.55	%(f)
Net investment income (loss)	(0.26	)%(f)	(0.27)%	(0.28)%	(0.30)%	0.72%	0.22	%(f)
Portfolio turnover rate	56	%(g)	63%	22%	46%	81%	264	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.45		$11.33	$10.56	$10.72	$10.70	$10.51

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.34	0.32	0.28	0.28	0.32
Net realized and unrealized gain (loss) on investments	0.51		(0.22)	0.45	(0.44)	0.53	0.30

Total from investment operations	0.70		0.12	0.77	(0.16)	0.81	0.62

Less Distributions:	—		—	—	—	(0.79)	(0.43)

Capital Contributions(d)(Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.15		$11.45	$11.33	$10.56	$10.72	$10.70

Total Return(a)	6.11%		1.06%	7.29%	(1.49)%	7.86%	6.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,061.5		$3,358.7	$3,797.8	$3,131.9	$2,856.0	$2,439.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.59	%(f)	0.58%	0.61%	0.72%	0.78%	0.80%
Expenses Before Waivers and/or Expense Reimbursement	0.79	%(f)	0.78%	0.79%	0.79%	0.82%	0.83%
Net investment income (loss)	3.22	%(f)	2.95%	2.94%	2.60%	2.70%	2.99%
Portfolio turnover rate	83	%(g)	170%	245%	284%	302%	572%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C29

Financial Highlights

(unaudited)

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,			August 20, 2012(c) through December 31, 2012
			2015	2014	2013
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.43		$9.73	$9.60	$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.44	0.49	0.42	0.13
Net realized and unrealized gain (loss) on investments	0.76		(0.74)	(0.36)	(1.27)	0.32

Total from investment operations	1.00		(0.30)	0.13	(0.85)	0.45

Net Asset Value, end of period	$10.43		$9.43	$9.73	$9.60	$10.45

Total Return(a)	10.60%		(3.08)%	1.35%	(8.13)%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$164.2		$148.9	$421.1	$274.9	$293.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(e)	0.99%	0.95%	0.96%	0.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.04%	1.00%	1.01%	1.01	%(e)
Net investment income (loss)	5.00	%(e)	4.57%	4.88%	4.26%	3.49	%(e)
Portfolio turnover rate	23	%(f)	51%	35%	35%	6	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C30

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]	PI serves as the sole investment manager for the AST Bond Portfolio 2026 and the AST Bond Portfolio 2027

When used herein, the term “Manager” refers to (1) PI with respect to AST Bond Portfolio 2026 and AST Bond Portfolio 2027; and (2) PI and ASTIS collectively with respect to all other Portfolios discussed herein.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2027 because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2017.

subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2015, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2016
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2016 Index (Barclays 2016 Index) over the three- and five-year periods, although it underperformed the Barclays 2016 Index over the one-year period. The Board noted PI’s belief that the Barclays 2016 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2016 Index had shown improvement, with the Portfolio outperforming the Barclays 2016 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2017
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio also outperformed the Barclays Target Maturity Zero Coupon Swaps 2017 Index (Barclays 2017 Index) over the three- and five-year periods, although it underperformed the Barclays 2017 Index over the one-year period. The Board noted PI’s belief that the Barclays 2017 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2017 Index had shown improvement, with the Portfolio outperforming the Barclays 2017 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the improved performance against peers and the appropriate benchmark, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2018 Index (Barclays 2018 Index) over the three- and five-year periods, although it underperformed the Barclays 2018 Index over the one-year period. The Board noted PI’s belief that the Barclays 2018 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2018 Index had shown improvement, with the Portfolio outperforming the Barclays 2018 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2019 Index (Barclays 2019 Index) over the three- and five-year periods, although it underperformed the Barclays 2019 Index over the one-year period. The Board noted PI’s belief that the Barclays 2019 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2019 Index had shown improvement, with the Portfolio outperforming the Barclays 2019 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2020 Index (Barclays 2020 Index) over the five-year period, although it underperformed the Barclays 2020 Index over the one- and three-year periods. The Board noted PI’s belief that the Barclays 2020 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2020 Index had shown improvement, with the Portfolio outperforming the Barclays 2020 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2021 Index (Barclays 2021 Index) over the three- and five-year periods, although it underperformed the Barclays 2021 Index over the one-year period. The Board noted PI’s belief that the Barclays 2021 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2021 Index had shown improvement, with the Portfolio outperforming the Barclays 2021 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2022 Index (Barclays 2022 Index) over the five-year period, although it underperformed the Barclays 2022 Index over the one- and three-year periods. The Board noted PI’s belief that the Barclays 2022 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2022 Index had shown improvement, with the Portfolio outperforming the Barclays 2022 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2023 Index (Barclays 2023 Index) over the three-year period, although it underperformed the Barclays 2023 Index over the one-year period. The Board noted PI’s belief that the Barclays 2023 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2023 Index had shown improvement, with the Portfolio outperforming the Barclays 2023 Index during the first quarter of 2016.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio underperformed the Barclays Target Maturity Zero Coupon Swaps 2024 Index (Barclays 2024 Index) over the one-year period. The Board noted PI’s belief that the Barclays 2024 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2024 Index had shown improvement, with the Portfolio outperforming the Barclays 2024 Index during the first quarter of 2016.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio underperformed the Barclays Target Maturity Zero Coupon Swaps 2025 Index (Barclays 2025 Index) over the one-year period. The Board noted PI’s belief that the Barclays 2025 Index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio’s recent performance against the Barclays 2025 Index had shown improvement, with the Portfolio outperforming the Barclays 2025 Index during the first quarter of 2016.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board considered that because the Portfolio commenced operations during 2015, there was less than a full year of performance to review, and therefore it would be prudent to allow the subadviser more time to develop a performance record

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it slightly underperformed its benchmark index over the three-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one, three- and five-year periods, although it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.99% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Lord Abbett Core Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

•

The Board noted that PI had contractually agreed to waive 0.16% of its management fee through October 31, 2016. The Board accepted PI’s recommendation to allow the existing waiver to expire, and to implement a new contractual management fee waiver of 0.018% through June 30, 2017

•

The Board noted that PI had additionally contractually agreed to waive a portion of its investment management fee, as follows: 0.10% on the first $500 million of the Portfolio’s average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion. The Board accepted PI’s recommendation to incorporate this management fee waiver into an amendment to the Portfolio’s contractual management fee schedule.

•

The Board accepted PI’s recommendation to allow the Portfolio’s 0.59% expense cap to expire as of October 31, 2016. The Board noted PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that, with the merger successfully completed, the expense cap had served its intended purpose.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, but underperformed over the one-year period.

•

The Board noted that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and ranking in the 1st quartile of its Peer Universe during the first quarter of 2016.

•

The Board noted that that PI contractually agreed through June 30, 2016 to waive a portion of its management fee as follows: 0.025% of average daily net assets between $500 million and $1 billion, and 0.05% of average daily net assets in excess of $1 billion.

•	The Board accepted PI’s recommendation to incorporate the existing contractual management fee waiver into an amendment to the Portfolio’s contractual management fee schedule.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period, although it underperformed its custom benchmark index over the three-year period.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four funds.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.20% of its management fee through June 30, 2016.

•	The Board accepted PI’s recommendation to allow the existing contractual management fee waiver to expire, and to replace it with a new contractual management fee waiver of 0.04% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Western Asset Emerging Markets Debt Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered information provided by PI, which indicated that the Portfolio’s long term performance was strong, with the Portfolio outperforming its benchmark index and Peer Universe median in five and seven of the past ten years, respectively.

•	The Board further noted that PI had agreed to contractually waive 0.05% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229491-00006-00 AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST RCM World Trends Portfolio

AST Schroders Global Tactical Portfolio

AST T. Rowe Price Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Advanced Strategies Portfolio	A1
	AST Balanced Asset Allocation Portfolio	A64
	AST BlackRock Global Strategies Portfolio	A68
	AST BlackRock/Loomis Sayles Bond Portfolio	A125
	AST BlackRock Low Duration Bond Portfolio	A192
	AST FI Pyramis® Quantitative Portfolio	A215
	AST Preservation Asset Allocation Portfolio	A255
	AST Prudential Growth Allocation Portfolio	A259
	AST RCM World Trends Portfolio	A304
	AST Schroders Global Tactical Portfolio	A329
	AST T. Rowe Price Asset Allocation Portfolio	A363
	Glossary	A414

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2016

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust	2.7%
iShares Core U.S. Aggregate Bond ETF	2.6%
iShares MSCI EAFE ETF	1.7%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 11/15/23	1.2%
AST Small-Cap Value Portfolio	1.0%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	9.2%
AST QMA Large-Cap Portfolio	9.2%
AST Prudential Core Bond Portfolio	8.7%
AST Western Asset Core Plus Bond Portfolio	5.9%
AST Wellington Management Global Bond Portfolio	5.1%

AST BlackRock Global Strategies
Allocation	(% of Net Assets	)
Corporate Bonds	23.5%
Common Stocks	20.5%
U.S. Government Agency Obligations	10.5%
Exchange Traded Funds	7.4%
U.S. Treasury Obligations	3.5%

AST BlackRock / Loomis Sayles Bond
Allocation	(% of Net Assets	)
Corporate Bonds	32.7%
U.S. Treasury Obligations	29.2%
U.S. Government Agency Obligations	25.3%
Asset-Backed Securities	8.6%
Commercial Mortgage-Backed Securities	5.5%

AST BlackRock Low Duration Bond
Allocation	(% of Net Assets	)
Corporate Obligations	27.0%
Asset-Backed Securities	18.4%
U.S. Government Agency Obligations	17.6%
Commercial Mortgage-Backed Securities	14.6%
U.S. Treasury Obligations	14.4%

AST FI Pyramis® Quantitative
Five Largest Holdings	(% of Net Assets	)
Federal National Mortgage Assoc. 3.000%, TBA	1.1%
U.S. Treasury Notes 0.875%, 06/15/19	0.9%
U.S. Treasury Notes 2.375%, 08/15/24	0.9%
Apple, Inc.	0.7%
U.S. Treasury Notes 2.250%, 03/31/21	0.6%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	14.7%
AST Western Asset Core Plus Bond Portfolio	9.9%
AST Wellington Management Global Bond Portfolio	8.6%
AST AB Global Bond Portfolio	7.0%
AST QMA Large-Cap Portfolio	5.4%

AST Prudential Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	0.8%
Apple, Inc.	0.7%
Facebook, Inc. (Class A Stock)	0.6%
AT&T, Inc.	0.6%
Johnson & Johnson	0.6%

AST RCM World Trends
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.1%
U.S. Treasury Notes 3.250%, 03/31/17	1.0%
U.S. Treasury Notes 0.875%, 04/15/17	1.0%
U.S. Treasury Notes 0.750%, 03/15/17	1.0%
U.S. Treasury Notes 0.500%, 03/31/17	1.0%

AST Schroders Global Tactical
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Value Fund (Retail Shares)	4.5%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.25%, 01/15/25	1.8%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	0.8%
U.S. Treasury Notes 1.375%, 01/31/21	0.7%
U.S. Treasury Notes 1.625%, 02/15/16	0.7%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	0.9%
Apple, Inc.	0.9%
Federal National Mortgage Assoc. 3.000%, TBA	0.8%
Exxon Mobil Corp.	0.7%
U.S. Treasury Notes 2.000%, 08/31/21	0.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,035.20	0.93%	$4.71
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,021.00	0.91%	$4.57
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57
AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,037.00	1.14%	$5.77
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
AST BlackRock/Loomis Sayles Bond Portfolio	Actual	$1,000.00	$1,055.80	0.78%	$3.99
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92
AST BlackRock Low Duration Bond Portfolio	Actual	$1,000.00	$1,014.40	0.72%	$3.61
	Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62
AST FI Pyramis® Quantitative Portfolio	Actual	$1,000.00	$1,022.10	0.80%	$4.02
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$1,035.20	0.90%	$4.55
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,034.70	0.90%	$4.55
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
AST RCM World Trends Portfolio	Actual	$1,000.00	$1,025.70	1.02%	$5.14
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
AST Schroders Global Tactical Portfolio	Actual	$1,000.00	$1,002.70	1.09%	$5.43
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2016

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,033.50	0.87%	$4.40
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 94.2%
AFFILIATED MUTUAL FUNDS — 2.9%	Shares	Value (Note 2)
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$41,356,468
AST Small-Cap Growth Opportunities Portfolio*	4,186,690	57,566,992
AST Small-Cap Growth Portfolio*	1,892,536	59,425,635
AST Small-Cap Value Portfolio*	3,904,569	85,392,931

TOTAL AFFILIATED MUTUAL FUNDS (cost $199,383,917)(w)		243,742,026

COMMON STOCKS — 47.0%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	1,227,800	8,595,334
Boeing Co. (The)	137,500	17,857,125
Elbit Systems Ltd. (Israel)	17,500	1,584,734
Meggitt PLC (United Kingdom)	568,700	3,091,149
Raytheon Co.	84,300	11,460,585
Safran SA (France)	127,752	8,603,087
United Technologies Corp.	160,100	16,418,255

		67,610,269

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	476,039	23,344,953
Royal Mail PLC (United Kingdom)	364,900	2,451,609
United Parcel Service, Inc. (Class B Stock)	203,207	21,889,458

		47,686,020

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	1,979,200	2,966,294
Deutsche Lufthansa AG (Germany)	215,400	2,532,581
easyJet PLC (United Kingdom)	165,800	2,409,354
International Consolidated Airlines Group SA (United Kingdom)	259,400	1,286,551
Japan Airlines Co. Ltd. (Japan)	118,800	3,822,107
Qantas Airways Ltd. (Australia)*	1,134,500	2,403,240
Ryanair Holdings PLC (Ireland), ADR	165,786	11,528,758
Southwest Airlines Co.	249,100	9,767,211

		36,716,096

Auto Components — 0.6%
Calsonic Kansei Corp. (Japan)	392,000	2,979,095
Cie Generale des Etablissements Michelin (France)	40,200	3,788,489
Continental AG (Germany)	32,268	6,105,994
Johnson Controls, Inc.	326,400	14,446,464
Keihin Corp. (Japan)	174,400	2,690,967
Showa Corp. (Japan)	178,800	1,003,869
Toyo Tire & Rubber Co. Ltd. (Japan)	97,300	1,060,698
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,083,692
Valeo SA (France)	292,657	12,992,294
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	2,308,984

		49,460,546

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	53,100	3,864,375
Daihatsu Motor Co. Ltd. (Japan)	207,600	2,704,202
Daimler AG (Germany)	107,900	6,456,585
Fuji Heavy Industries Ltd. (Japan)	239,200	8,222,114
General Motors Co.	265,000	7,499,500
Hero MotoCorp Ltd. (India)	227,066	10,723,942
Isuzu Motors Ltd. (Japan)	323,200	3,980,849
Nissan Motor Co. Ltd. (Japan)	635,100	5,667,835

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Renault SA (France)	47,600	$3,593,698
Tata Motors Ltd. (India)*	1,439,884	9,857,139
Volkswagen AG (Germany)	29,800	3,950,386

		66,520,625

Banks — 2.1%
Aozora Bank Ltd. (Japan)	586,000	2,032,827
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	2,738,477
Banco Santander SA (Spain)	327,500	1,270,927
Bank Hapoalim BM (Israel)	559,300	2,817,691
Bank of America Corp.	887,900	11,782,433
Barclays PLC (United Kingdom)	761,200	1,415,753
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	2,992,496
BNP Paribas SA (France)	89,000	3,903,159
Citigroup, Inc.	395,200	16,752,528
Credit Agricole SA (France)	334,600	2,812,972
Danske Bank A/S (Denmark)	165,300	4,350,759
DBS Group Holdings Ltd. (Singapore)	353,200	4,164,554
DNB ASA (Norway)	317,000	3,794,425
Fifth Third Bancorp	860,200	15,130,918
Gunma Bank Ltd. (The) (Japan)	459,000	1,666,848
HSBC Holdings PLC (United Kingdom)	772,800	4,787,947
ING Groep NV (Netherlands), CVA	325,100	3,363,471
JPMorgan Chase & Co.	649,800	40,378,572
Keiyo Bank Ltd. (The) (Japan)	327,000	1,227,684
Lloyds Banking Group PLC (United Kingdom)	3,340,100	2,419,215
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	3,910,841
Mizuho Financial Group, Inc. (Japan)	2,654,300	3,819,694
National Australia Bank Ltd. (Australia)	140,800	2,703,283
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,131,416
Nordea Bank AB (Sweden)	293,400	2,489,102
Resona Holdings, Inc. (Japan)	1,007,500	3,682,324
Societe Generale SA (France)	100,100	3,131,733
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	3,525,645
Swedbank AB (Sweden) (Class A Stock)	172,100	3,614,631
US Bancorp	157,500	6,351,975
Wells Fargo & Co.	267,600	12,665,508

		176,829,808

Beverages — 1.3%
Coca-Cola Co. (The)	632,070	28,651,733
Monster Beverage Corp.*	236,566	38,018,522
PepsiCo, Inc.	197,400	20,912,556
SABMiller PLC (United Kingdom), ADR	316,747	18,542,369

		106,125,180

Biotechnology — 0.7%
AbbVie, Inc.	17,700	1,095,807
Actelion Ltd. (Switzerland)*	96,984	16,331,873
Alexion Pharmaceuticals, Inc.*	99,534	11,621,590
Amgen, Inc.	143,846	21,886,169
Gilead Sciences, Inc.	97,700	8,150,134

		59,085,573

Building Products — 0.2%
Daikin Industries Ltd. (Japan)	145,200	12,203,302

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Geberit AG (Switzerland)	17,874	$6,770,000

		18,973,302

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	447,300	3,281,901
Ameriprise Financial, Inc.	201,900	18,140,715
Bank of New York Mellon Corp. (The)	630,800	24,506,580
Charles Schwab Corp. (The)	198,920	5,034,665
Credit Suisse Group AG (Switzerland)*	254,700	2,713,171
Deutsche Bank AG (Germany)*	116,700	1,613,165
Greenhill & Co., Inc.	61,550	990,955
Intermediate Capital Group PLC (United Kingdom)	302,300	1,980,641
Invesco Ltd.	308,900	7,889,306
Macquarie Group Ltd. (Australia)	180,650	9,403,654
Man Group PLC (United Kingdom)	1,118,400	1,737,652
Mediobanca SpA (Italy)	218,900	1,261,263
Morgan Stanley	986,000	25,616,280
Partners Group Holding AG (Switzerland)	31,467	13,485,671
SEI Investments Co.	493,728	23,753,254
UBS Group AG (Switzerland)	418,200	5,426,393

		146,835,266

Chemicals — 0.9%
Akzo Nobel NV (Netherlands)	53,700	3,335,902
Arkema SA (France)	26,800	2,048,942
Asahi Kasei Corp. (Japan)	565,000	3,931,855
BASF SE (Germany)	85,500	6,556,061
E.I. du Pont de Nemours & Co.	231,400	14,994,720
Ecolab, Inc.	149,565	17,738,409
Huabao International Holdings Ltd. (Hong Kong)*	5,026,000	1,794,673
Johnson Matthey PLC (United Kingdom)	253,397	9,504,267
Kaneka Corp. (Japan)	250,000	1,668,064
Mitsubishi Gas Chemical Co., Inc. (Japan)	716,000	3,735,311
Toagosei Co. Ltd. (Japan)	137,500	1,268,529
Ube Industries Ltd. (Japan)	1,130,000	1,870,203
Yara International ASA (Norway)	101,400	3,221,155

		71,668,091

Commercial Services & Supplies — 0.2%
Downer EDI Ltd. (Australia)	1,016,200	2,918,352
Mineral Resources Ltd. (Australia)	235,600	1,483,325
Programmed Maintenance Services Ltd. (Australia)	703,285	927,957
Tyco International PLC	359,900	15,331,740

		20,661,374

Communications Equipment — 0.8%
Cisco Systems, Inc.	2,107,790	60,472,495
Juniper Networks, Inc.	208,900	4,698,161
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	674,700	5,183,420

		70,354,076

Construction & Engineering — 0.2%
Astaldi SpA (Italy)	99,700	403,896
Ausdrill Ltd. (Australia)*	991,000	536,406
Carillion PLC (United Kingdom)	628,000	1,961,161
CIMIC Group Ltd. (Australia)	1	27
Kyowa Exeo Corp. (Japan)	309,700	3,874,579

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Vinci SA (France)	152,998	$10,796,636

		17,572,705

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	5,400,000	1,740,889
CSR Ltd. (Australia)	980,600	2,695,826
Fletcher Building Ltd. (New Zealand)	396,400	2,438,274
Sumitomo Osaka Cement Co. Ltd. (Japan)	583,500	2,503,818
Vulcan Materials Co.	70,300	8,461,308

		17,840,115

Consumer Finance — 0.3%
American Express Co.	404,472	24,575,719
Cembra Money Bank AG (Switzerland)*	30,900	2,161,186

		26,736,905

Containers & Packaging — 0.2%
International Paper Co.	268,500	11,379,030
Smurfit Kappa Group PLC (Ireland)	123,200	2,712,674

		14,091,704

Diversified Financial Services — 0.4%
Challenger Ltd. (Australia)	366,700	2,395,741
FactSet Research Systems, Inc.	94,844	15,309,718
Fuyo General Lease Co. Ltd. (Japan)	44,400	1,803,944
IG Group Holdings PLC (United Kingdom)	652,306	7,063,387
ORIX Corp. (Japan)	790,100	10,224,263

		36,797,053

Diversified Telecommunication Services — 0.4%
BT Group PLC (United Kingdom)	292,400	1,607,214
Nippon Telegraph & Telephone Corp. (Japan)	219,700	10,302,813
Orange SA (France)	280,000	4,552,962
PCCW Ltd. (Hong Kong)	3,801,000	2,554,084
SBA Communications Corp. (Class A Stock)*	116,750	12,601,995
Telia Co. AB (Sweden)	618,300	2,927,946

		34,547,014

Electric Utilities — 1.2%
EDP – Energias de Portugal SA (Portugal)	516,500	1,581,308
Electricite de France SA (France)	270,500	3,279,887
Enel SpA (Italy)	1,383,800	6,143,335
Entergy Corp.	120,600	9,810,810
Exelon Corp.	525,000	19,089,000
FirstEnergy Corp.	368,700	12,871,317
Iberdrola SA (Spain)	760,100	5,185,096
PG&E Corp.	640,000	40,908,800

		98,869,553

Electrical Equipment — 0.1%
Fuji Electric Co. Ltd. (Japan)	522,000	2,173,364
Fujikura Ltd. (Japan)	554,000	2,558,782
TKH Group NV (Netherlands), CVA	65,800	2,214,481
Vestas Wind Systems A/S (Denmark)	22,950	1,559,899

		8,506,526

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	284,352	16,301,900
Anritsu Corp. (Japan)	357,900	2,065,310

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Enplas Corp. (Japan)	62,900	$1,658,241
Hexagon AB (Sweden) (Class B Stock)	225,707	8,259,965
Keyence Corp. (Japan)	17,700	12,077,215
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,926,954
Murata Manufacturing Co. Ltd. (Japan)	64,800	7,265,029
National Instruments Corp.	136,876	3,750,402
TE Connectivity Ltd. (Switzerland)	188,300	10,753,813
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	2,434,203

		66,493,032

Energy Equipment & Services — 0.3%
Amec Foster Wheeler PLC (United Kingdom)	130,100	855,425
Fred Olsen Energy ASA (Norway)*	21,083	63,998
Prosafe SE (Norway)(a)	380,000	37,938
Schlumberger Ltd.	253,703	20,062,833

		21,020,194

Food & Staples Retailing — 1.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	227,902	9,786,759
Bid Corp. Ltd. (South Africa)*	296,718	5,560,441
Costco Wholesale Corp.	123,704	19,426,476
Delhaize Group (Belgium)	55,900	5,904,986
Distribuidora Internacional de Alimentacion SA (Spain)	580,300	3,387,164
J Sainsbury PLC (United Kingdom)	1,407,688	4,385,238
Koninklijke Ahold NV (Netherlands)	134,500	2,970,119
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	62,100	3,035,914
Metcash Ltd. (Australia)*	2,040,500	2,924,577
METRO AG (Germany)	138,900	4,272,042
Sonae SGPS SA (Portugal)	1,862,300	1,462,923
Wal-Mart de Mexico SAB de CV (Mexico)	4,544,100	10,931,162
Wal-Mart Stores, Inc.	186,300	13,603,626
WM Morrison Supermarkets PLC (United Kingdom)	1,361,100	3,416,929

		91,068,356

Food Products — 1.0%
Aryzta AG (Switzerland)*	72,100	2,664,519
Bunge Ltd.	147,100	8,700,965
Danone SA (France), ADR	2,051,148	29,064,767
Marine Harvest ASA (Norway)*	94,900	1,600,703
Mead Johnson Nutrition Co.	180,532	16,383,279
Origin Enterprises PLC (Ireland)	142,200	857,050
Premier Foods PLC (United Kingdom)*	672,846	369,489
Prima Meat Packers Ltd. (Japan)	794,000	2,395,872
Tyson Foods, Inc. (Class A Stock)	245,000	16,363,550
WH Group Ltd. (Hong Kong)	2,503,500	1,982,760
Wilmar International Ltd. (Singapore)	1,391,400	3,387,090

		83,770,044

Gas Utilities
Gas Natural SDG SA (Spain)	192,200	3,820,497

Health Care Equipment & Supplies — 0.9%
Hologic, Inc.*	317,100	10,971,660
Intuitive Surgical, Inc.*	27,634	18,277,404
Medtronic PLC	343,368	29,794,041

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.*	215,450	$17,716,454

		76,759,559

Health Care Providers & Services — 0.7%
Aetna, Inc.	172,600	21,079,638
DaVita HealthCare Partners, Inc.*	153,292	11,852,538
Express Scripts Holding Co.*(a)	203,437	15,420,525
Primary Health Care Ltd. (Australia)	507,400	1,511,273
Ship Healthcare Holdings, Inc. (Japan)	88,100	2,742,015
Sigma Pharmaceuticals Ltd. (Australia)	1,594,700	1,356,796
Toho Holdings Co. Ltd. (Japan)	156,200	3,763,977

		57,726,762

Health Care Technology — 0.2%
Cerner Corp.*	339,488	19,893,997

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	308,900	13,653,380
Compass Group PLC (United Kingdom)	941,137	17,905,591
Hilton Worldwide Holdings, Inc.	113,049	2,546,994
Las Vegas Sands Corp.	179,800	7,819,502
Paddy Power Betfair PLC (Ireland)	74,362	7,815,210
Plenus Co. Ltd. (Japan)	68,500	1,112,753
Starbucks Corp.	365,251	20,863,137
Yum! Brands, Inc.	232,169	19,251,453

		90,968,020

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	511,722	2,780,725
Bellway PLC (United Kingdom)	87,400	2,217,136
Berkeley Group Holdings PLC (United Kingdom)	85,500	2,887,152
Bovis Homes Group PLC (United Kingdom)	140,500	1,371,093
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	4,703,310

		13,959,416

Household Products — 0.7%
Procter & Gamble Co. (The)	560,100	47,423,667
Reckitt Benckiser Group PLC (United Kingdom)	124,357	12,469,545

		59,893,212

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,781,500	22,233,120

Industrial Conglomerates — 0.9%
Bidvest Group Ltd. (The) (South Africa)	296,718	2,799,252
Danaher Corp.	205,818	20,787,618
General Electric Co.	1,418,200	44,644,936
Nisshinbo Holdings, Inc. (Japan)	242,300	2,195,318
Rheinmetall AG (Germany)	46,900	2,789,566
Siemens AG (Germany)	44,000	4,515,352
Smiths Group PLC (United Kingdom)	64,400	995,192

		78,727,234

Insurance — 2.1%
Aegon NV (Netherlands)	398,200	1,577,805
AIA Group Ltd. (Hong Kong)	2,261,200	13,598,235
Allianz SE (Germany)	44,000	6,276,955
Aviva PLC (United Kingdom)	581,500	3,065,270
AXA SA (France)	228,600	4,520,039
Baloise Holding AG (Switzerland)	41,500	4,622,285

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Beazley PLC (United Kingdom)	314,700	$1,529,996
CNP Assurances (France)	167,700	2,474,216
Discovery Ltd. (South Africa)	380,507	3,178,621
Helvetia Holding AG (Switzerland)	6,500	3,381,615
Loews Corp.	333,400	13,699,406
Marsh & McLennan Cos., Inc.	373,400	25,562,964
MetLife, Inc.	591,600	23,563,428
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	33,000	5,533,960
NN Group NV (Netherlands)	107,200	2,951,060
Old Mutual PLC (United Kingdom)	1,215,700	3,284,190
Sampo OYJ (Finland) (Class A Stock)	232,203	9,496,288
SCOR SE (France)	91,700	2,711,126
St James’s Place PLC (United Kingdom)	567,791	5,987,829
Swiss Life Holding AG (Switzerland)*	27,100	6,262,752
Swiss Re AG (Switzerland)	88,000	7,685,957
XL Group PLC (Ireland)	466,470	15,538,116
Zurich Insurance Group AG (Switzerland)*	32,100	7,940,986

		174,443,099

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	109,442	78,318,884
Home Retail Group PLC (United Kingdom)	71,757	146,947
TripAdvisor, Inc.*	242,926	15,620,142

		94,085,973

Internet Software & Services — 2.6%
Akamai Technologies, Inc.*	204,291	11,425,996
Alibaba Group Holding Ltd. (China), ADR*(a)	418,323	33,269,228
Alphabet, Inc. (Class A Stock)*	45,321	31,884,683
Alphabet, Inc. (Class C Stock)*	51,298	35,503,346
Baidu, Inc. (China), ADR*	63,918	10,556,058
Facebook, Inc. (Class A Stock)*	630,579	72,062,568
NetEase, Inc. (China), ADR	62,258	12,029,491
Tencent Holdings Ltd. (China)	451,600	10,359,557

		217,090,927

IT Services — 1.7%
Amadeus IT Holding SA (Spain) (Class A Stock)	176,611	7,781,294
Atos SE (France)	41,100	3,388,666
Automatic Data Processing, Inc.	79,245	7,280,238
Capgemini SA (France)	173,135	14,940,370
Cognizant Technology Solutions Corp. (Class A Stock)*	201,959	11,560,133
FleetCor Technologies, Inc.*	80,472	11,517,957
Genpact Ltd.*	506,638	13,598,164
PayPal Holdings, Inc.*	114,905	4,195,182
Tieto OYJ (Finland)	43,500	1,191,357
Visa, Inc. (Class A Stock)(a)	819,783	60,803,305
Wincor Nixdorf AG (Germany)*	50,700	2,709,139

		138,965,805

Leisure Products — 0.3%
Heiwa Corp. (Japan)	143,400	2,908,599
Mattel, Inc.	461,600	14,443,464
Shimano, Inc. (Japan)	52,500	8,027,122

		25,379,185

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	135,700	$20,051,032

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	305,917	7,945,321
Bradken Ltd. (Australia)*	529,200	398,759
Bucher Industries AG (Switzerland)	9,300	2,177,169
Cummins, Inc.	72,600	8,163,144
Danieli & C Officine Meccaniche SpA (Italy)	67,900	1,210,211
Georg Fischer AG (Switzerland)	5,800	4,636,569
Hong Leong Asia Ltd. (Singapore)	377,000	209,136
Illinois Tool Works, Inc.	133,900	13,947,024
Kone OYJ (Finland) (Class B Stock)	178,752	8,249,503
Makita Corp. (Japan)	141,100	9,368,628
Rational AG (Germany)	8,715	4,033,228
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	609,612
SMC Corp. (Japan)	19,800	4,871,318
Tsubakimoto Chain Co. (Japan)	372,000	2,299,353
Vesuvius PLC (United Kingdom)	152,000	580,805
Wabtec Corp.	154,523	10,852,150

		79,551,930

Marine
AP Moeller – Maersk A/S (Denmark) (Class B Stock)	1,700	2,220,463

Media — 1.0%
Comcast Corp. (Class A Stock)	364,100	23,735,679
JCDecaux SA (France)	223,481	7,535,106
News Corp. (Class A Stock)	739,100	8,388,785
RELX PLC (United Kingdom)	741,205	13,648,933
SKY Perfect JSAT Holdings, Inc. (Japan)	464,800	2,149,979
Trinity Mirror PLC (United Kingdom)	126,600	147,470
Twenty-First Century Fox, Inc. (Class B Stock)	734,400	20,012,400
WPP PLC (United Kingdom)	517,560	10,786,733

		86,405,085

Metals & Mining — 0.1%
Aurubis AG (Germany)	24,400	1,109,540
Boliden AB (Sweden)	239,000	4,671,039
Mount Gibson Iron Ltd. (Australia)*	1,000,000	194,972
Shougang Fushan Resources Group Ltd. (China)	5,476,000	980,391
voestalpine AG (Austria)	90,700	3,052,545

		10,008,487

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	1,082,560
Harvey Norman Holdings Ltd. (Australia)	474,900	1,652,458
Kohl’s Corp.(a)	207,900	7,883,568
Myer Holdings Ltd. (Australia)	2,114,200	1,784,246

		12,402,832

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	211,400	3,070,190
CenterPoint Energy, Inc.	183,900	4,413,600
Centrica PLC (United Kingdom)	935,900	2,830,169
E.ON SE (Germany)	196,300	1,981,621
Engie SA (France)	165,400	2,655,783

		14,951,363

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 2.5%
Apache Corp.(a)	225,900	$12,575,853
BP PLC (United Kingdom)	1,537,500	8,999,829
Canadian Natural Resources Ltd. (Canada)(a)	599,500	18,482,585
EQT Corp.	121,800	9,430,974
Exxon Mobil Corp.	296,600	27,803,284
Hess Corp.	122,500	7,362,250
Occidental Petroleum Corp.	202,400	15,293,344
OMV AG (Austria)	141,900	3,988,925
Repsol SA (Spain)	266,500	3,416,246
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	355,152	9,742,011
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	559,600	30,901,112
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	349,600	9,659,001
Statoil ASA (Norway)	125,200	2,163,263
Suncor Energy, Inc. (Canada)	281,261	7,802,465
TOTAL SA (France)(a)	390,477	18,725,805
TOTAL SA (France), ADR	430,200	20,692,620

		207,039,567

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	3,118,000	2,329,381
Mondi PLC (South Africa)	192,500	3,604,094
UPM-Kymmene OYJ (Finland)	226,000	4,151,812

		10,085,287

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)	1,559,600	2,467,655
Estee Lauder Cos., Inc. (The) (Class A Stock)	200,284	18,229,850
Kao Corp. (Japan)	208,900	12,166,787

		32,864,292

Pharmaceuticals — 2.9%
Astellas Pharma, Inc. (Japan)	256,700	4,025,657
AstraZeneca PLC (United Kingdom)	96,900	5,793,052
Bayer AG (Germany)	68,700	6,899,908
Bristol-Myers Squibb Co.	257,194	18,916,619
GlaxoSmithKline PLC (United Kingdom)	332,500	7,140,476
Johnson & Johnson	241,100	29,245,430
KYORIN Holdings, Inc. (Japan)	95,200	1,866,768
Merck & Co., Inc.	566,088	32,612,330
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	78,200	1,598,002
Novartis AG (Switzerland), ADR	232,178	19,157,007
Novo Nordisk A/S (Denmark), ADR	482,963	25,973,750
Novo Nordisk A/S (Denmark) (Class B Stock)	236,112	12,715,315
Pfizer, Inc.	1,304,500	45,931,445
Sanofi (France)	152,700	12,686,787
Sawai Pharmaceutical Co. Ltd. (Japan)	24,600	1,906,967
STADA Arzneimittel AG (Germany)	51,800	2,684,659
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	3,588,266
Teva Pharmaceutical Industries Ltd. (Israel), ADR	140,822	7,073,489
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,712,727
Tsumura & Co. (Japan)	75,100	2,036,990

		243,565,644

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services — 0.3%
Experian PLC (Ireland)	664,594	$12,608,786
SGS SA (Switzerland)	3,998	9,158,423

		21,767,209

Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.	22,538	2,333,134
American Campus Communities, Inc.	42,753	2,260,351
American Tower Corp.	37,118	4,216,976
Apartment Investment & Management Co. (Class A Stock)	49,443	2,183,403
AvalonBay Communities, Inc.	33,494	6,041,983
Boston Properties, Inc.	35,302	4,656,334
Camden Property Trust	51,353	4,540,632
Colony Starwood Homes	38,339	1,166,272
CubeSmart	85,728	2,647,281
DCT Industrial Trust, Inc.	25,223	1,211,713
DDR Corp.	98,121	1,779,915
DiamondRock Hospitality Co.	153,593	1,386,945
Digital Realty Trust, Inc.	28,032	3,055,208
Douglas Emmett, Inc.	47,187	1,676,082
EastGroup Properties, Inc.	31,867	2,196,274
EPR Properties	32,670	2,635,816
Equinix, Inc.	7,962	3,087,106
Equity Residential	98,329	6,772,902
Essex Property Trust, Inc.	22,013	5,020,945
General Growth Properties, Inc.	119,802	3,572,496
Kilroy Realty Corp.	34,497	2,286,806
LaSalle Hotel Properties	57,910	1,365,518
Mid-America Apartment Communities, Inc.	17,202	1,830,293
Nippon Prologis REIT, Inc. (Japan)	3,344	8,169,309
Omega Healthcare Investors, Inc.	28,707	974,603
Physicians Realty Trust	118,824	2,496,492
ProLogis, Inc.	110,198	5,404,110
Public Storage	7,330	1,873,475
Retail Properties of America, Inc. (Class A Stock)	43,420	733,798
Ryman Hospitality Properties, Inc.	18,915	958,045
Simon Property Group, Inc.	39,015	8,462,353
SL Green Realty Corp.	21,009	2,236,828
Sovran Self Storage, Inc.	26,041	2,732,222
Spirit Realty Capital, Inc.	133,178	1,700,683
Sun Communities, Inc.	43,850	3,360,664
Sunstone Hotel Investors, Inc.	—	5
VEREIT, Inc.	558,900	5,667,246
Vornado Realty Trust	12,514	1,252,902
Welltower, Inc.	51,884	3,952,004
Weyerhaeuser Co.	379,700	11,303,669

		129,202,793

Real Estate Management & Development — 0.4%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	441,934	14,614,757
Cheung Kong Property Holdings Ltd. (Hong Kong)	194,000	1,222,327
China Overseas Land & Investment Ltd. (China)	3,674,000	11,712,167
LendLease Group (Australia)	368,100	3,496,647
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,325,333

		33,371,231

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	110,100	$14,179,779
Firstgroup PLC (United Kingdom)*	1,684,400	2,258,292
Go-Ahead Group PLC (United Kingdom)	74,300	1,939,235
National Express Group PLC (United Kingdom)	606,200	2,392,560
Sankyu, Inc. (Japan)	563,000	3,022,053
Seino Holdings Co. Ltd. (Japan)	227,300	2,083,731

		25,875,650

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	53,485	3,029,390
Applied Materials, Inc.	489,000	11,721,330
ARM Holdings PLC (United Kingdom)	280,521	4,261,059
ARM Holdings PLC (United Kingdom), ADR(a)	404,754	18,420,355
NXP Semiconductors NV (Netherlands)*	468,020	36,664,687
QUALCOMM, Inc.	781,001	41,838,224
Shinko Electric Industries Co. Ltd. (Japan)	208,700	1,022,229
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,408,000	17,175,288
Texas Instruments, Inc.	241,800	15,148,770

		149,281,332

Software — 1.9%
Adobe Systems, Inc.*	123,409	11,821,348
ANSYS, Inc.*	105,610	9,584,108
Autodesk, Inc.*	339,481	18,379,501
Micro Focus International PLC (United Kingdom)	281,332	6,069,503
Microsoft Corp.	1,007,616	51,559,711
NetSuite, Inc.*(a)	140,879	10,255,991
Oracle Corp.	876,594	35,878,992
salesforce.com, Inc.*	220,579	17,516,178

		161,065,332

Specialty Retail — 0.5%
Aoyama Trading Co. Ltd. (Japan)	33,200	1,224,297
Darty PLC (United Kingdom)	162,985	365,820
Geo Holdings Corp. (Japan)	96,500	1,298,580
Industria de Diseno Textil SA (Spain)	365,231	12,269,609
Kingfisher PLC (United Kingdom)	359,200	1,542,802
Lowe’s Cos., Inc.	214,800	17,005,716
Nitori Holdings Co. Ltd. (Japan)	83,700	10,151,477
Shimachu Co. Ltd. (Japan)	92,800	2,021,793

		45,880,094

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	122,200	11,682,320
Eizo Corp. (Japan)	62,400	1,669,757
Ricoh Co. Ltd. (Japan)	338,600	2,935,149
Samsung Electronics Co. Ltd. (South Korea)	7,942	9,890,580

		26,177,806

Textiles, Apparel & Luxury Goods — 0.2%
Under Armour, Inc. (Class A Stock)*(a)	136,725	5,486,774
Under Armour, Inc. (Class C Stock)*(a)	213,748	7,780,427
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	3,004,197

		16,271,398

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	419,835	$7,821,755
Paragon Group of Cos. PLC (The) (United Kingdom)	428,500	1,390,571

		9,212,326

Tobacco — 0.3%
Imperial Brands PLC (United Kingdom)	39,500	2,142,205
Philip Morris International, Inc.	262,300	26,681,156

		28,823,361

Trading Companies & Distributors — 0.4%
Fastenal Co.	239,199	10,618,044
Marubeni Corp. (Japan)	566,100	2,557,490
Mitsubishi Corp. (Japan)	130,300	2,294,236
Seven Group Holdings Ltd. (Australia)	380,000	1,720,323
Sumitomo Corp. (Japan)	195,500	1,970,621
Wolseley PLC (Switzerland)	217,022	11,238,243

		30,398,957

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	108,300	3,293,374
NTT DOCOMO, Inc. (Japan)	112,500	3,033,962
T-Mobile US, Inc.*	163,800	7,087,626

		13,414,962

TOTAL COMMON STOCKS (cost $3,624,116,314)		3,939,674,666

EXCHANGE TRADED FUNDS — 9.4%
iShares 20+ Year Treasury Bond Fund	19,228	2,670,769
iShares Core U.S. Aggregate Bond Fund	1,922,004	216,359,990
iShares JPMorgan USD Emerging Markets Bond Fund(a)	318,923	36,723,983
iShares MBS Fund	94,167	10,355,545
iShares MSCI EAFE Fund	2,582,246	144,115,149
iShares Russell 1000 Growth Index Fund	363,689	36,499,828
iShares Russell 1000 Value ETF	340,766	35,187,497
iShares Russell 2000 Index Fund	224,058	25,759,948
iShares TIPS Bond Fund	221,586	25,852,439
SPDR S&P 500 ETF Trust Fund(a)	1,078,033	225,880,255
Vanguard REIT Fund	317,571	28,159,021

TOTAL EXCHANGE TRADED FUNDS (cost $717,193,432)		787,564,424

PREFERRED STOCKS
Capital Markets
State Street Corp., Series G, 5.350%(c)	15,000	402,600

Consumer Finance
Navient Corp. (PRFC)	1,800	44,532

TOTAL PREFERRED STOCKS (cost $395,250)		447,132

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RIGHTS*		Units		Value (Note 2)
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 07/01/16 (cost $86,740)			266,500	$86,655

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.6%
Collateralized Debt Obligations
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.874%(c)	10/20/20		102	101,777
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.169%(c)	09/20/22	EUR	645	712,996

				814,773

Collateralized Loan Obligations — 2.0%
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 144A
2.029%(c)	01/15/28		5,750	5,691,706
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-8A, Class A1, 144A^
—(p)	07/28/28		4,500	4,495,500
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.187%(c)	01/17/23	EUR	30	33,038
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.728%(c)	04/15/25		1,500	1,485,408
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 144A
2.183%(c)	04/18/27		6,500	6,456,982
Series 2015-4A, Class B, 144A
3.063%(c)	04/18/27		2,500	2,485,087
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.126%(c)	02/17/26		500	497,850
Atrium VII (Cayman Islands),
Series 7A, Class AR, 144A
1.726%(c)	11/16/22		1,579	1,572,993
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
1.753%(c)	07/16/25		4,000	3,960,036
Avery Point V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.093%(c)	07/17/26		1,000	996,959
Avery Point VI CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.083%(c)	08/05/27		5,000	4,963,347
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.734%(c)	04/20/25		5,500	5,445,741
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.133%(c)	04/17/26		500	497,706
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
2.163%(c)	04/18/27		4,000	3,963,080

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.223%(c)	01/20/28		5,000	$4,970,065
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.163%(c)	07/18/27		4,500	4,465,536
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.383%(c)	04/17/25		1,750	1,690,891
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.185%(c)	04/22/27		8,250	8,187,661
CIFC Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
1.776%(c)	08/14/24		2,500	2,504,341
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.798%(c)	01/15/22		4,040	4,001,046
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.033%(c)	01/17/26		2,500	2,476,848
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.083%(c)	05/05/27		8,250	8,187,699
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.904%(c)	05/21/21		584	569,841
ICG US CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.784%(c)	04/20/26		4,500	4,412,505
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.168%(c)	04/15/27		800	793,812
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.134%(c)	07/20/27		4,750	4,690,936
Limerock CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
2.133%(c)	04/18/26		1,350	1,339,663
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
1.918%(c)	10/23/25		4,000	3,975,409
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class BR, 144A
2.503%(c)	09/15/23		2,500	2,461,444
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.048%(c)	02/18/24	EUR	72	79,615
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2012-12A, Class A2R, 144A
1.788%(c)	07/25/23		2,700	2,706,194
Series 2012-12A, Class BR, 144A
2.738%(c)	07/25/23		750	741,698
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.155%(c)	07/22/27		3,250	3,230,955
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.154%(c)	05/21/27		4,000	3,965,766

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2015-2A, Class A1A, 144A
2.134%(c)	07/20/27		4,750	$4,706,619
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.067%(c)	06/04/24	EUR	196	216,138
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.886%(c)	02/20/25		500	497,027
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.148%(c)	04/15/26		7,750	7,744,877
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.198%(c)	10/25/26		500	496,655
Shackleton 2014-V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.132%(c)	05/07/26		3,750	3,743,907
Shackleton 2014-VI CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 144A
2.113%(c)	07/17/26		7,250	7,180,491
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.285%(c)	07/20/28		2,500	2,485,197
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.866%(c)	05/15/19		210	209,611
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.134%(c)	07/20/27		4,500	4,474,016
TIAA CLO I Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.386%(c)	07/20/28		3,500	3,494,491
TRINITAS CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.267%(c)	04/18/28		5,250	5,246,096
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.748%(c)	07/15/25		2,750	2,722,036
Vibrant CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 144A
2.278%(c)	07/20/28		4,250	4,234,286
Vibrant CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1, 144A
2.264%(c)	04/20/26		13,250	13,180,006
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
1.788%(c)	04/25/25		500	497,450
Wood Street CLO 1 BV (Netherlands),
Series I, Class A
0.107%(c)	11/22/21	EUR	72	79,500
Wood Street CLO BV (Netherlands),
Series 10A, Class A1, 144A
0.339%(c)	03/29/21	EUR	7	7,595

				169,213,356

Non-Residential Mortgage-Backed Securities — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 1A, Class A, 144A
2.990%	06/20/22		2,300	2,375,019

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust,
Series 2016-A, Class A1
0.680%	02/15/17	366	$365,731
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	3,200	3,288,265
Motor PLC (United Kingdom),
Series 2014-1X, Class A1
0.933%(c)	08/25/21	116	116,428
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24	3,500	3,507,600
Series 2015-2A, Class A, 144A
2.570%	07/18/25	3,600	3,598,935
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	961,671
Series 2016-2A, Class A, 144A
4.100%	03/20/28	4,600	4,743,044
SLM Student Loan Trust,
Series 2007-3, Class A3
0.678%(c)	04/25/19	465	462,448
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	6,575	6,613,891

			26,033,032

Residential Mortgage-Backed Securities — 1.3%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2
0.903%(c)	07/25/35	7,400	6,739,365
Series 2006-R1, Class M1
0.843%(c)	03/25/36	2,900	2,551,196
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
1.153%(c)	06/25/34	73	68,335
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
1.263%(c)	06/25/34	2,068	1,934,922
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.428%(c)	12/25/34	3,380	3,178,871
Series 2005-HE5, Class M2
1.488%(c)	06/25/35	6,687	6,496,925
Series 2007-AQ1, Class A1
0.563%(c)	04/25/31	269	272,670
Series 2007-HE3, Class 1A2
0.653%(c)	04/25/37	1,056	1,062,115
Bear Stearns Asset-Backed Securities Trust,
Series 2005-1, Class M2
2.553%(c)	03/25/35	1,831	1,717,293
Citigroup Mortgage Loan Trust,
Series 12, Class 3A2, 144A
2.768%(c)	09/25/47	1,055	940,271
Series 2007-AHL1, Class A2C
0.663%(c)	12/25/36	2,900	2,075,660
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.503%(c)	09/25/34	1,090	1,022,328
Series 2005-14, Class 3A3

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
0.803%(c)	04/25/36	937	$919,249
Series 2005-17, Class MV1
0.913%(c)	05/25/36	2,600	2,119,654
Series 2006-4, Class 2A2
0.633%(c)	07/25/36	35	34,956
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.513%(c)	11/25/36	25	14,679
Series 2007-CB6, Class A1, 144A
0.566%(c)	07/25/37	55	32,556
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(c)	12/25/36	52	25,856
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2
0.643%(c)	05/25/36	2,463	1,611,382
First NLC Trust,
Series 2005-4, Class A4
0.843%(c)	02/25/36	700	606,486
Series 2007-1, Class A1, 144A
0.523%(c)	08/25/37	188	99,802
GSAMP Trust,
Series 2003-FM1, Class M1
1.678%(c)	03/20/33	2,768	2,675,881
Series 2005-WMC1, Class M1
1.188%(c)	09/25/35	274	241,676
Series 2007-NC1, Class A2C
0.603%(c)	12/25/46	2,875	1,605,377
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.613%(c)	07/25/37	5,278	3,129,958
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.563%(c)	08/25/36	118	57,836
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3
1.233%(c)	08/25/35	2,000	1,373,747
Series 2006-11, Class 1A
0.613%(c)	12/25/36	7,779	4,720,712
Mastr Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.883%(c)	06/25/35	1,100	1,076,464
Series 2006-NC2, Class A3
0.563%(c)	08/25/36	4,413	2,134,697
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.843%(c)	08/25/36	4,200	3,647,997
Series 2006-RM4, Class A2A
0.533%(c)	09/25/37	4	1,485
Series 2007-HE2, Class A2A
0.573%(c)	02/25/37	13	5,601
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.353%(c)	05/25/34	1,955	1,856,867
Series 2006-WMC2, Class A2FP
0.503%(c)	07/25/36	77	33,652
Series 2007-HE6, Class A1
0.513%(c)	05/25/37	41	25,082

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.503%(c)	11/25/36	1	$489
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-WF1, Class M2
0.743%(c)	03/25/36	700	521,326
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2
0.923%(c)	01/25/36	400	321,513
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.308%(c)	11/25/34	1,068	950,602
Series 2005-4, Class M1
0.893%(c)	11/25/35	1,200	1,134,981
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
1.488%(c)	02/25/35	5,400	5,229,548
Series 2005-WCW2, Class M1
0.953%(c)	07/25/35	2,813	2,781,842
Series 2005-WHQ4, Class M1
0.923%(c)	09/25/35	1,700	1,591,106
RAMP Trust,
Series 2005-EFC4, Class M3
0.933%(c)	09/25/35	6,600	5,977,021
RASC Trust,
Series 2002-KS4, Class AIIB
0.953%(c)	07/25/32	15	13,570
Series 2005-AHL1, Class M1
0.903%(c)	09/25/35	538	519,205
Series 2005-KS10, Class M2
0.893%(c)	11/25/35	2,000	1,727,755
Saxon Asset Securities Trust,
Series 2005-1, Class M2
1.173%(c)	05/25/35	500	356,233
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.583%(c)	05/25/37	262	170,455
Series 2007-HE1, Class A2A
0.513%(c)	12/25/36	70	21,092
Series 2007-NC1, Class A2A
0.503%(c)	12/25/36	2	1,059
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.703%(c)	11/25/36	4,000	2,650,402
Series 2006-NLC1, Class A1, 144A
0.513%(c)	11/25/36	28	10,845
Series 2006-OPT2, Class A3
0.633%(c)	05/25/36	1,549	1,467,180
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class A3
1.403%(c)	10/25/33	1,598	1,501,717
Series 2005-4, Class M3
1.173%(c)	05/25/35	2,500	2,315,857
Vericrest Opportunity Loan Trust,
Series 2016-NPL3, Class A1, 144A
4.250%(c)	03/26/46	1,350	1,359,326
VOLT XLIV LLC,
Series 2016-NPL4, Class A1, 144A
4.250%(c)	04/25/46	1,954	1,953,974

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55		3,411	$3,377,021
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%(c)	07/25/45		4,192	4,177,912
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
1.113%(c)	10/25/35		6,027	5,696,628
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.513%(c)	10/25/36		86	43,485
Series 2007-HE2, Class 2A3
0.703%(c)	04/25/37		5,158	2,260,071

				104,243,818

TOTAL ASSET-BACKED SECURITIES (cost $300,096,109)				300,304,979

BANK LOANS(c) — 0.3%
Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17		2,319	2,316,986

Chemicals
Macdermid, Inc.,
Term Loan
5.500%	06/07/20		968	952,366

Consumer Services
Bombardier Recreation Products, Inc.,
Term Loan^
3.750%	06/30/23		600	591,750

Diversified Financial Services
Alixpartners LLP,
Term Loan
4.500%	07/28/22		748	746,868

Internet
Western Digital Corp.,
Term Loan B
6.000%	04/29/23		825	917,551

Media
SBA SNR Finance II LLC,
Term Loan
3.250%	03/24/21		500	494,236

Oil & Gas
Motor Fuel Group Ltd. (United Kingdom),
Term Loan
6.000%	07/15/22	GBP	850	1,102,336

Pharmaceuticals — 0.1%
RPI Finance Trust,
Term Loan B4
3.500%	11/09/20		748	747,834
Valeant Pharmaceuticals International, Inc.,
Term Loan
5.000%	04/01/22		953	924,644
Tranche Term Loan B
4.750%(s)	08/05/20		3,395	3,289,637

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
				$4,962,115

Retail — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
4.500%	02/11/22	EUR	1,000	1,112,529
Altertsons LLC,
Term Loan
4.500%	08/25/21		944	941,463
Euro Garages (United Kingdom),
Term Loan
6.091%	01/31/23	GBP	1,000	1,304,631
Rite Aid Corp.,
Term Loan
4.875%	06/21/21		1,375	1,374,141

				4,732,764

Semiconductors
Avago Technologies Finance Ltd.,
Term Loan
4.250%	12/31/22		2,768	2,765,757
NXP BV,
Term Loan
3.750%	12/07/20		387	387,054

				3,152,811

Technology — 0.1%
Dell International LLC,
Term Loan
—%(p)	12/31/18^		2,200	2,134,000
—%(p)	09/30/23		800	796,889
Transunion LLC,
Term Loan B2
3.500%	04/09/21		748	739,674
Western Digital Corp.,
Term Loan B
6.250%	04/28/23		875	876,915

				4,547,478

Telecommunications
LTS Buyer LLC,
Term Loan
4.000%	04/13/20		1,144	1,134,378

TOTAL BANK LOANS (cost $25,877,153)				25,651,639

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.460%	05/15/49		4,200	4,274,862
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.591%(c)	06/24/50		156	156,484
Series 2010-UB5, Class A4A, 144A
5.673%(c)	02/17/51		1,607	1,618,987
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.360%(c)	02/10/48		76,865	1,695,911
Series 2016-C1, Class A4

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.209%	05/10/49		2,900	$3,048,611
Series 2016-GC37, Class A4
3.314%	04/10/49		10,000	10,611,649
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		34	33,578
Commercial Mortgage Pass-Through Certificates,
Series 2013-LC13, Class XA, IO
1.549%(c)	08/10/46		43,180	2,368,543
Series 2015-DC1, Class XA, IO
1.325%(c)	02/10/48		61,150	4,140,791
Commercial Mortgage Trust,
Series 2010-RR1, Class GEA, 144A
5.543%	12/11/49		200	201,399
Series 2014-UBS4, Class A5
3.694%	08/10/47		6,005	6,488,650
Series 2015-PC1, Class A5
3.902%	07/10/50		4,580	5,032,643
Series 2016-DC2, Class A5
3.765%	02/10/49		4,400	4,808,221
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		64	64,024
Series 2010-UD1, Class A, 144A^
5.925%(c)	12/16/49		580	587,402
CSMC Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,720	2,973,257
Eleven Madison Trust,
Series 2015-11MD, Class A, 144A
3.673%(c)	09/10/35		3,600	3,912,082
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.300%(c)	11/10/45		3,301	296,894
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.829%(c)	10/25/18	GBP	138	182,043
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C1, Class A5
3.576%	03/15/49		2,900	3,152,487
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43		518	518,026
Series 2006-LDP9, Class A3
5.336%	05/15/47		98	98,912
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,399,539
Series 2015-JP1, Class A5
3.914%	01/15/49		5,200	5,801,698
JPMorgan Commercial Mortgage-Backed Securities Trust 2010-RR1,
Series 2010-RR1, Class JPA, 144A(g)
5.927%(c)	06/18/49		200	201,694
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	10,774,565

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
6.102%(c)	06/11/49		29	$29,612
Series 2007-IQ16, Class A4
5.809%	12/12/49		1,243	1,290,708
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.297%(c)	12/16/49		109	112,299
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		3,200	3,320,758
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	749,118
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class A4
5.308%	11/15/48		2,209	2,218,740
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.648%(c)	03/23/45		632	634,513
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,702,191

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $81,768,520)				84,500,891

CORPORATE BONDS — 11.3%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
1.125%	12/15/21	EUR	600	687,116

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	01/15/23		2,067	2,247,630
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,160	1,166,917
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		495	523,324
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		277	316,416
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		1,500	1,578,750
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		2,782	2,949,362
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates, 144A
4.200%	08/15/29		1,965	1,797,421
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates, 144A
4.500%	08/15/25		7,782	6,828,408

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		4,990	$4,740,535
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		101	103,665
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,455	1,480,463

				23,732,891

Apparel
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	617,995

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		530	560,996
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23		1,510	1,531,092
3.219%	01/09/22		5,050	5,172,907
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		640	698,655
Sr. Unsec’d. Notes, MTN
2.211%(c)	01/08/19		5,400	5,482,836
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	22,934
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17		3,700	3,753,606
3.150%	01/15/20		4,610	4,666,731
3.450%	04/10/22		3,125	3,122,794
3.500%	07/10/19		2,500	2,586,863
3.700%	05/09/23		1,605	1,613,338
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.150%	02/26/20		1,440	1,469,982
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,516,875
4.250%	11/15/19		250	255,000
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26		2,900	3,013,207

				35,467,816

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		2,315	2,477,050
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		650	662,187
5.125%	11/15/23		525	542,063

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	$2,621,875
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		780	729,300

				7,032,475

Banks — 3.1%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	2,800	3,324,558
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, EMTN
4.875%	09/15/16	EUR	200	223,885
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	1,800	1,700,362
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17		800	811,360
Bank of America Corp.,
Jr. Sub. Notes
6.300%(c)	12/29/49		795	844,687
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17		7,000	7,386,148
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		2,200	2,348,045
4.125%	01/22/24		1,100	1,183,137
5.000%	05/13/21		5,085	5,693,568
6.875%	04/25/18		1,400	1,528,446
Sub. Notes, EMTN
0.412%(c)	05/23/17	EUR	600	664,188
Sub. Notes, GMTN
4.450%	03/03/26		4,090	4,277,878
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,841,727
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		4,300	4,328,677
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.498%(c)	08/17/20		1,000	1,004,141
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	4,400	4,603,701
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		4,900	5,273,625
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		1,285	1,297,465
BPCE SA (France),
Gtd. Notes, MTN
2.500%	07/15/19		200	204,772
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25		4,905	4,941,694

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49		2,395	$2,333,389
6.125%(c)	12/29/49		1,020	1,035,300
6.250%(c)	12/29/49		410	421,275
8.400%(c)	04/29/49		2,400	2,622,000
Sr. Unsec’d. Notes
2.700%	03/30/21		1,800	1,832,027
3.700%	01/12/26		3,025	3,184,381
Sr. Unsec’d. Notes, MTN
1.157%(c)	05/01/17		7,500	7,500,967
Sub. Notes
4.300%	11/20/26		3,500	3,605,907
Sub. Notes, EMTN
0.391%(c)	05/31/17	EUR	800	886,064
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes
8.375%(c)	07/29/49		2,572	2,577,658
Jr. Sub. Notes, EMTN
8.400%(c)	11/29/49		2,200	2,299,000
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(c)	04/29/49	GBP	800	953,446
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		1,470	1,471,573
1.750%	01/29/18		2,250	2,251,870
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		500	493,651
3.800%	09/15/22		3,675	3,690,884
Gtd. Notes, 144A
2.920%(c)	04/16/21		3,100	3,125,417
3.450%	04/16/21		2,500	2,524,873
3.800%	06/09/23		1,650	1,645,766
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19		1,100	1,116,260
Depfa ACS Bank (Ireland),
Covered Bonds, EMTN
3.875%	11/14/16	EUR	100	112,542
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,167,643
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		1,990	1,996,850
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		7,400	7,462,108
2.250%	01/30/19		1,300	1,325,427
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,000	2,114,026
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Sr. Unsec’d. Notes
4.250%	06/04/18	EUR	5,100	6,076,510

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,850	$1,829,502
Sr. Unsec’d. Notes
1.853%(c)	09/15/20		2,900	2,894,319
2.432%(c)	02/25/21		1,900	1,938,671
3.500%	01/23/25		9,495	9,756,188
3.750%	02/25/26		235	247,338
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	283,888
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,100	1,922,544
Itau Corp. Banca (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,740,033
Sr. Unsec’d. Notes, 144A
3.875%	09/22/19		3,100	3,248,211
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,750	2,739,687
Sr. Unsec’d. Notes
2.153%(c)	03/01/21		13,400	13,701,031
3.125%	01/23/25		5,740	5,868,174
3.200%	01/25/23		2,265	2,347,731
3.900%	07/15/25		2,500	2,696,397
Sub. Notes
3.875%	09/10/24		1,250	1,294,171
4.250%	10/01/27		1,175	1,243,189
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		900	950,590
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		200	211,500
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.250%	03/16/20		2,580	2,615,462
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.635%(c)	01/22/19		1,000	999,624
1.750%	05/14/18		1,500	1,495,781
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		5,700	7,730,682
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,357,390
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.553%(c)	03/01/21		1,000	1,029,514
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		1,535	1,520,571
Sr. Unsec’d. Notes
4.300%	01/27/45		3,070	3,231,316
Sr. Unsec’d. Notes, GMTN
2.033%(c)	04/21/21		4,000	4,017,028
6.625%	04/01/18		1,800	1,950,791

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, GMTN
4.350%	09/08/26			1,450	$1,516,870
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20			2,800	2,820,219
National Bank of Greece SA (Greece),
Covered Bonds
3.875%	10/07/16		EUR	900	991,838
National City Corp.,
Sub. Notes
6.875%	05/15/19			3,930	4,429,715
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, EMTN
5.000%	04/04/19		EUR	2,400	1,925,923
5.000%	04/23/19		EUR	700	559,412
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	04/01/17		DKK	3,800	576,468
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
3.250%	06/01/25			2,335	2,480,837
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	01/01/17		DKK	16,350	2,454,953
1.000%	04/01/17		DKK	12,800	1,927,406
2.000%	01/01/17		DKK	6,850	1,033,384
2.000%	04/01/17		DKK	27,000	4,095,788
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS, EMTN
9.500%(c)	03/16/22			2,800	2,911,541
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18			1,575	1,574,110
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20			2,000	1,984,548
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20			2,500	2,504,967
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19			1,900	1,927,905
Covered Bonds, MTN
4.250%	10/10/17		AUD	3,800	2,889,575
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49			1,280	1,315,200
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20			2,025	2,069,372
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49			5,500	5,754,375
Sr. Unsec’d. Notes
3.000%	04/22/26			2,640	2,691,087
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25	(h)		2,400	2,458,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18	2,200	$2,229,951

			260,293,787

Beverages
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,115	2,376,685
4.900%	02/01/46	565	662,091

			3,038,776

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	440	457,098
Sr. Unsec’d. Notes, 144A
4.663%	06/15/51	1,631	1,704,090
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	950	981,206

			3,142,394

Building Materials — 0.2%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	1,975	2,172,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.750%	04/16/26	5,000	5,245,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $2,296,500; purchased 02/09/15-02/11/15)(f)(g)
5.375%	11/15/24	2,200	2,238,500
US Concrete, Inc.,
Gtd. Notes, 144A
6.375%	06/01/24	600	600,000
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20	2,100	2,189,250

			12,445,750

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	168,998
5.250%	01/15/45	1,220	1,308,651
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23	1,605	1,857,787
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,230	1,159,958
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	1,480	1,623,681
4.625%	10/01/44	1,050	1,111,916
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	2,750	2,828,281

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
3.800%	03/15/25		1,770	$1,870,679
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	753,299
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23	EUR	4,100	4,363,718
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	585,574
5.750%	04/15/24		2,270	2,701,770
Monsanto Co.,
Sr. Unsec’d. Notes
3.950%	04/15/45		320	296,247
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	2,936,683
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		1,400	1,498,651

				25,065,893

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,670	2,729,944
Gtd. Notes, 144A (original cost $617,800; purchased 2/10/15)(f)(g)
4.500%	02/15/45		625	660,345
Service Corp. International,
Sr. Unsec’d. Notes
7.625%	10/01/18		1,000	1,110,000
United Rentals North America, Inc.,
Gtd. Notes
5.875%	09/15/26		225	223,313
7.625%	04/15/22		3,750	4,003,125

				8,726,727

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		855	875,871
4.420%	06/15/21		725	746,221
5.450%	06/15/23		2,500	2,593,933
6.020%	06/15/26		500	521,243
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17		3,925	3,975,868
2.850%	10/05/18		585	599,075
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	1,626,024

				10,938,235

Distribution/Wholesale
LKQ Italia Bondco SpA (Italy),
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,250	1,421,873

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services — 0.7%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17	2,600	$2,612,152
3.500%	07/18/16	11,500	11,500,000
5.500%	02/15/17	2,400	2,436,000
Sr. Unsec’d. Notes
3.600%	05/21/18	7,000	7,017,500
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	1,180	1,128,375
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18	6,416	6,610,276
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	2,700	2,824,875
6.625%	04/01/18	1,000	1,055,000
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25	775	802,443
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	154	158,075
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	2,990	3,080,181
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	3,200	3,513,408
Leaseplan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	2,100	2,100,823
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)(g)
2.851%	12/23/24	200	13,500
2.907%	11/16/24	400	27,200
5.625%	01/24/13	1,700	116,875
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	400	405,000
8.450%	06/15/18	750	810,937
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19	400	390,000
7.250%	12/15/21	2,000	1,915,000
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24	792	677,160
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	3,762	3,216,510
9.750%	01/06/27	2,480	2,095,600
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	5,050	5,063,822

			59,570,712

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric — 0.4%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18	3,000	$3,016,560
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21	2,325	2,621,437
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	01/15/23	1,818	1,917,990
Sr. Unsec’d. Notes
5.500%	02/01/24	1,300	1,254,500
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	486,944
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	1,056,921
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,310	2,444,521
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	2,700	2,703,375
7.375%	11/01/22	700	675,500
7.625%	11/01/24	1,700	1,632,000
Emera US Finance LP (Canada),
Gtd. Notes, 144A
3.550%	06/15/26	785	803,235
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	950	1,040,977
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,848,927
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	813,466
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	817,787
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25	2,500	2,333,000
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	2,453	2,538,855
Gtd. Notes, 144A
7.250%	05/15/26	425	422,875
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	295,979
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	500	520,255
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,118,783

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		865	$876,954
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19		658	658,003

				31,898,844

Electronics
Fortive Corp.,
Gtd. Notes, 144A
3.150%	06/15/26		650	668,940
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20	EUR	900	1,013,175

				1,682,115

Energy – Alternate Sources
ContourGlobal Power Holdings SA (France),
Sr. Sec’d. Notes, 144A
5.125%	06/15/21	EUR	1,300	1,418,588

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		1,500	1,492,500
Carmike Cinemas, Inc.,
Sec’d. Notes, 144A
6.000%	06/15/23		1,300	1,352,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		2,135	2,199,050
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		3,000	2,970,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,000	2,072,500

				10,086,050

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		2,500	2,425,000

Foods — 0.2%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		2,000	2,000,000
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		2,000	2,063,760
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		1,800	1,818,000
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		1,800	1,899,000

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Foods (continued)
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,109,188; purchased 01/8/15-01/20/15)(f)(g)
8.250%	02/01/20	1,050	$1,086,750
Sr. Unsec’d. Notes, 144A (original cost $2,050,000; purchased 05/20/15)(f)(g)
5.750%	06/15/25	2,050	1,927,000
JM Smucker Co. (The),
Gtd. Notes
3.000%	03/15/22	1,055	1,107,792
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.000%	06/01/26	1,285	1,295,509
4.375%	06/01/46	375	396,571
5.000%	07/15/35	700	802,845
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	1,500	1,537,500
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	190	219,093
WM Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19	2,229	2,316,332

			18,470,152

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A (original cost $1,847,864;purchased 2/11/15)(f)(g)
3.600%	03/01/25	1,820	1,946,617
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	1,410	1,433,484

			3,380,101

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24	700	705,250
5.875%	08/20/26	700	701,750
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A (original cost $899,119; purchased 6/16/15)(f)(g)
6.375%	03/30/38	875	870,678
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	964,663

			3,242,341

Health Care Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.307%(c)	12/08/17	500	500,727
2.400%	06/15/21	300	306,085
3.200%	06/15/26	1,690	1,738,713
3.500%	11/15/24	1,000	1,055,007
6.750%	12/15/37	1,410	1,912,408

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Services (continued)
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	$2,942,745
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,425	1,453,500
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,700	1,487,500
8.000%	11/15/19	3,200	3,132,000
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,400	2,437,661
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	5,337,500
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	375	389,063
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	294,000
5.750%	11/01/24	1,600	1,606,400
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	275,775
3.200%	02/01/22	1,225	1,267,115
4.625%	11/15/20	550	599,801
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	2,000	2,085,000
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,075	1,088,437
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	350	381,333
4.763%	08/01/16	675	712,555
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20	1,040	1,048,466
3.450%	06/01/26	285	294,822
3.500%	03/30/25	1,650	1,703,765
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
3.350%	09/30/24	1,040	1,128,290
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	2,400	2,304,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	500	527,500
6.250%	11/01/18	1,000	1,055,000
Sr. Unsec’d. Notes
5.500%	03/01/19	1,500	1,477,500

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,670	$1,939,533

			42,482,201

Healthcare – Products — 0.1%
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	1,577,209
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	2,360	2,775,103
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	1,300	1,315,782

			5,668,094

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	1,500	1,496,250
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18	3,000	3,288,750
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21	2,200	2,189,000
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26	1,500	1,537,500
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22	2,000	1,980,000
8.500%	11/15/20	1,000	1,027,500

			11,519,000

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	650	638,625

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19	2,050	2,106,765
3.850%	04/01/23	1,500	1,591,003
4.200%	04/01/26	145	157,187
5.500%	04/01/46	310	368,815

			4,223,770

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	3,175	3,039,948
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	660	715,782
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25	840	877,089

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	400	$384,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	1,780	1,822,231
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	1,760	2,075,411
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	3,360	3,472,691
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23	1,020	1,129,205
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	980	1,253,553
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	1,160	1,193,944
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,530	1,717,277
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A (original cost $580,539; purchased 2/12/15)(f)(g)
2.950%	11/01/19	570	583,941
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	08/25/45	750	853,981

			19,119,053

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	3,999,961

Iron/Steel
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18	900	921,456

Leisure Time
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A (original cost $1,676,194; purchased 2/11/15)(f)(g)
8.500%	10/15/22	1,505	1,283,013

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	1,500	1,597,500
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25	1,700	1,712,750
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26	1,400	1,522,602

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	2,500	$2,579,975
3.125%	06/15/26	2,720	2,753,051
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24	3,500	3,701,250
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	3,150	3,537,450

			17,404,578

Media — 0.7%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	2,460	2,746,600
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	4,400	4,444,000
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26	1,600	1,600,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	1,000	1,070,620
8.625%	09/15/17	1,875	1,980,469
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	2,425	2,438,641
5.375%	05/01/25	1,500	1,522,500
5.875%	04/01/24	800	830,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	1,600	1,626,880
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	7,700	8,275,467
6.384%	10/23/35	790	935,506
6.484%	10/23/45	955	1,140,290
6.834%	10/23/55	250	297,253
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	1,800	1,984,500
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46	470	519,007
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25	5,100	5,304,000
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,450	1,479,000
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A(g)
6.250%	05/06/18	1,000	1,071,879
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	3,500	3,460,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26		2,100	$2,115,838
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,000	1,115,792
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A (original cost of restricted portion $937,719; purchased 4/13/15)(f)(g)
5.125%	02/15/25		925	914,594
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		900	938,250
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		1,500	1,436,250
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25	GBP	1,440	1,878,669
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	2,700	3,693,239

				54,819,869

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75		1,620	1,721,250
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24		1,000	930,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		13,500	14,130,882
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20		1,000	1,020,000
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		1,350	1,271,799
6.750%	04/16/40		500	515,565

				19,589,496

Miscellaneous Manufacturing
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,483,537

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	1,208,388
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,385	1,334,995

				2,543,383

Oil & Gas — 1.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		885	992,163

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		3,500	$3,532,263
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		3,500	3,265,052
7.950%	04/15/32		1,700	1,947,889
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		1,100	1,069,750
5.875%	09/18/23		6,000	6,180,000
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	797,535
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,717,857
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,474,188
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22		4,800	1,344,000
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		1,064	188,803
6.750%	10/01/23		867	160,469
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24		2,500	2,668,290
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		4,200	4,269,833
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.536%(c)	03/17/20		700	619,290
4.875%	03/17/20		200	187,500
5.375%	01/27/21		2,400	2,198,280
6.250%	03/17/24		4,800	4,260,000
6.750%	01/27/41		2,700	2,166,750
6.875%	01/20/40		3,000	2,436,300
7.875%	03/15/19		400	413,000
8.375%	05/23/21		1,550	1,599,600
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		5,000	3,137,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
1.875%	04/21/22	EUR	5,000	5,103,407
4.500%	01/23/26		2,500	2,406,000
5.500%	01/21/21		1,310	1,387,159
5.750%	03/01/18		1,100	1,150,226
6.000%	03/05/20		4,000	4,304,000
8.000%	05/03/19		10,000	11,140,600
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, RegS
4.125%	01/28/25		5,000	5,187,610

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,800	$1,803,600
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		10,600	11,453,841
Gtd. Notes, RegS
4.375%	04/10/24		1,700	1,836,937
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,000	1,010,787
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		230	213,034

				93,623,013

Packaging & Containers
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		800	788,000
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	825	986,503
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		450	472,689
6.375%	08/15/25		350	365,750

				2,612,942

Pharmaceuticals — 0.2%
Abbvie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26		430	435,581
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		970	1,016,395
4.500%	05/14/35		1,625	1,698,390
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,800	1,875,290
4.550%	03/15/35		1,970	2,024,610
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	493,005
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,550	1,356,250
6.000%	02/01/25		500	433,750
Mylan NV,
Gtd. Notes, 144A
3.150%	06/15/21		1,100	1,115,783
3.950%	06/15/26		1,690	1,710,260
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		2,200	1,875,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25		325	260,813

				14,295,627

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines — 0.2%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	686	$672,280
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	700	742,000
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	680	626,696
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	2,176,197
6.500%	01/31/19	3,480	3,897,047
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21	3,700	3,712,062
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,860,651
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	744,718
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19	900	940,500
6.250%	10/15/22	1,000	1,042,500
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	2,799	2,663,027
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	675	619,127

			19,696,805

Real Estate
Global Logistic Properties Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.875%	06/04/25	1,800	1,840,403

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21	1,700	1,867,481
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	1,300	1,506,214
6.375%	04/15/21	2,325	2,717,604
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21	1,750	1,920,704
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	605	609,739
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN
1.403%(c)	04/16/19	1,500	1,490,592

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		2,000	$2,107,556

				12,219,890

Retail — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		2,575	2,718,221
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,125	2,202,877
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,740	1,795,189
5.125%	07/20/45		510	632,694
5.300%	12/05/43		500	624,167
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17		1,680	1,727,294
Dollar Tree Inc.,
Gtd. Notes, 144A
5.750%	03/01/23		800	850,000
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
4.500%	08/01/23	EUR	575	665,229
5.500%	10/15/20		2,000	2,065,000
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,232,500
Landry’s, Inc.,
Gtd. Notes, 144A (original cost $2,135,000; purchased 11/13/15)(f)(g)
9.375%	05/01/20		2,000	2,100,000
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/26		1,275	1,298,593
Macy’s Retail Holdings, Inc.,
Gtd. Notes
7.450%	07/15/17		1,500	1,588,501
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	10/15/37		220	291,969
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		2,500	2,534,375
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed
6.542%	03/30/21	GBP	1,100	1,508,533

				25,835,142

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		3,900	4,112,550
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/26		3,000	2,497,500

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors (continued)
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,425	$1,431,256

				8,041,306

Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	10/15/25		2,210	2,508,854
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		3,075	3,113,437
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		1,050	1,096,715
Infor US, Inc.,
Sr. Sec’d. Notes, 144A (original cost $2,005,000; purchased 02/03/16)(f)(g)
5.750%	08/15/20		2,000	2,095,000

				8,814,006

Telecommunications — 0.5%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	3,405,980
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		5,510	5,636,218
4.500%	05/15/35		425	434,772
4.750%	05/15/46		570	584,178
4.800%	06/15/44		905	929,083
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		400	432,250
5.350%	05/20/24		655	723,897
Gtd. Notes, RegS
3.375%	05/20/21	EUR	500	599,268
5.125%	03/11/23		220	237,737
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		2,500	2,620,070
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		1,750	1,835,313
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		1,239	1,279,267
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	765,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		1,800	1,282,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
9.125%	03/01/17		2,200	2,267,144
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	1,015,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	$1,172,049
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,400	1,397,375
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
3.125%	04/07/25		1,150	1,201,543
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,950	2,037,750
6.500%	01/15/26		1,600	1,688,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	105,037
4.862%	08/21/46		3,040	3,322,984
5.012%	08/21/54		2,375	2,511,686

				37,484,101

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46		825	870,811
4.150%	04/01/45		1,500	1,633,542
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	EUR	900	948,840
5.014%	12/27/17	EUR	1,000	1,041,782
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	7,968,600
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.650%	03/02/20		870	881,089

				13,344,664

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $2,530,736; purchased 2/5/15)(f)(g)
3.050%	01/09/20		2,490	2,535,261

TOTAL CORPORATE BONDS (cost $951,180,353)				950,824,827

FOREIGN GOVERNMENT BONDS — 3.9%
Argentina Bonos (Argentina),
Sr. Unsec’d. Notes
7.000%	04/17/17		920	942,424
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21		1,130	1,205,145
7.500%	04/22/26		2,910	3,145,710
Athens Urban Transportation Organisation (Greece),
Gov’t. Gtd. Notes, MTN
4.851%	09/19/16	EUR	1,300	1,419,251
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	3,400	3,928,847

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Bundesrepublik Deutschland (Germany), Bonds
2.500%	07/04/44	EUR	450	$786,789
4.250%	07/04/39	EUR	11,700	24,586,892
4.750%	07/04/40	EUR	4,200	9,501,280
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany), Bonds, TIPS
0.750%	04/15/18	EUR	3,500	4,230,415
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		675	700,313
11.750%	02/25/20		250	329,375
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	988,710
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,569,430
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,060	1,177,660
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		680	703,800
7.450%	04/30/44		200	220,000
7.500%	05/06/21		750	833,250
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	2,986,500
European Bank For Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	376,027
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,805,242
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,897,952
5.375%	11/04/16		785	793,659
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.625%	12/30/20		2,500	2,575,973
2.875%	01/21/25		1,000	1,036,097
4.000%	01/29/21		300	327,348
5.000%	04/11/22		2,600	3,003,806
Sr. Unsec’d. Notes, EMTN
6.460%	02/27/17	MXN	20,000	1,097,221
France Government Bond OAT (France), Bonds
1.850%	07/25/27	EUR	1,200	1,843,412
Bonds, TIPS
2.250%	07/25/20	EUR	910	1,401,841
Hellenic Republic Government Bond (Greece), Bonds
3.000%(c)	02/24/25	EUR	3	2,355
3.000%(c)	02/24/26	EUR	9	7,042
3.000%(c)	02/24/29	EUR	31	22,513
3.000%(c)	02/24/30	EUR	27	19,295
3.000%(c)	02/24/31	EUR	31	21,967
3.000%(c)	02/24/32	EUR	24	17,008
3.000%(c)	02/24/33	EUR	20	13,697

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
3.000%(c)	02/24/34		EUR	13	$8,946
3.000%(c)	02/24/36		EUR	43	28,899
3.000%(c)	02/24/37		EUR	86	57,462
3.000%(c)	02/24/38		EUR	86	57,071
3.000%(c)	02/24/40		EUR	16	10,574
3.000%(c)	02/24/41		EUR	9	5,947
3.000%(c)	02/24/42		EUR	58	38,619
Bonds, RegS
3.000%(c)	02/24/23		EUR	3	2,484
Sr. Unsec’d. Notes
4.750%	04/17/19		EUR	671	671,015
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17		JPY	639,000	5,808,950
4.500%	07/03/17		JPY	200,000	1,815,717
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			1,900	2,162,960
6.375%	03/29/21			3,780	4,303,046
7.625%	03/29/41			500	725,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17			5,940	6,155,491
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21		EUR	5,600	6,457,991
3.375%	07/30/25		EUR	1,125	1,278,530
Sr. Unsec’d. Notes, RegS
6.750%	01/15/44			800	1,016,598
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, EMTN
5.000%	04/10/17			500	512,747
Italy Buoni Poliennali del Tesoro (Italy), Bonds
1.700%	09/15/18		EUR	600	703,725
3.750%	09/01/24		EUR	9,300	12,476,428
4.000%	02/01/37		EUR	2,100	3,090,456
4.750%	09/01/44		EUR	1,600	2,673,284
5.000%	03/01/25		EUR	15,300	22,359,122
5.000%	09/01/40		EUR	7,600	12,789,490
Bonds, TIPS
2.550%	09/15/41		EUR	400	621,480
3.100%	09/15/26		EUR	100	145,423
Sr. Unsec’d. Notes
4.750%	09/01/28		EUR	1,600	2,400,714
Sr. Unsec’d. Notes, TIPS
2.350%	09/15/24		EUR	2,990	3,826,910
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.125%	04/13/21			600	609,927
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18			1,800	1,998,360
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS
7.750%	01/20/20			3,300	3,771,900
Mexican Bonos (Mexico), Bonds
3.520%(c)	01/04/18	(g)	MXN	53,400	2,974,133
4.750%	06/14/18		MXN	15,469	844,511

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	$452,429
4.000%	11/08/46	MXN	12,015	3,928,270
4.500%	12/04/25	MXN	4,384	1,477,780
4.500%	11/22/35	MXN	225	77,279
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,000	1,077,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,300	4,078,509
2.500%	09/20/35	NZD	1,700	1,373,372
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		700	738,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,710,541
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, RegS
5.125%	10/15/24		4,500	4,498,695
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	301,862
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	837,158
4.000%	10/07/19		600	653,251
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,305,236
3.450%	06/02/45	CAD	3,000	2,642,192
3.500%	06/02/24	CAD	3,000	2,633,043
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	216,241
Notes
4.250%	12/01/21	CAD	1,100	980,298
Notes, MTN
7.295%	07/22/26		2,400	3,203,962
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,329,752
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,389,193
3.750%	09/01/24	CAD	1,600	1,427,969
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		10,000	11,000,000
Sr. Unsec’d. Notes, 144A(g)
5.750%	06/15/19		3,200	3,240,000
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	1,933,641
Republic of Italy (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,528,957
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	455,594

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	$2,802,131
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		5,000	5,807,250
Spain Government Bond (Spain),
Bonds
3.800%	04/30/24	EUR	4,600	6,211,067
Sr. Unsec’d. Notes
2.150%	10/31/25	EUR	100	120,546
2.750%	10/31/24	EUR	19,300	24,390,265
4.700%	07/30/41	EUR	300	495,435
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	317,531
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,000	1,090,000
7.000%	06/05/20		600	680,502
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	03/22/44	GBP	130	274,623
4.000%	03/07/22	GBP	3,300	5,277,531
4.250%	06/07/32	GBP	500	931,008
4.250%	12/07/40	GBP	3,100	6,236,110
Bonds, TIPS
0.125%	03/22/58	GBP	90	226,043
0.125%	03/22/68	GBP	140	426,868
4.250%	03/07/36	GBP	400	771,156
Sr. Unsec’d. Notes
0.125%	03/22/46	GBP	190	387,893
Unsec’d. Notes
3.250%	01/22/44	GBP	13,800	24,507,938
3.500%	01/22/45	GBP	800	1,482,815
4.500%	09/07/34	GBP	200	390,442

TOTAL FOREIGN GOVERNMENT BONDS (cost $329,094,728)				329,240,534

MUNICIPAL BONDS — 0.3%
California — 0.1%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49		2,700	4,299,237
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,273,987
State of California,
General Obligation Unlimited
7.600%	11/01/40		3,000	4,852,800
7.625%	03/01/40		200	315,504

				10,741,528

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57		4,000	5,201,920

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	781,578

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois (continued)
City of Chicago,
General Obligation Unlimited
7.375%	01/01/33	1,700	$1,789,131
7.750%	01/01/42	2,000	2,041,060

			4,611,769

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.687%	11/15/40	1,500	2,162,370
New York City Water & Sewer System,
Revenue Bonds
5.952%	06/15/42	435	621,967
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,576,280

			7,360,617

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	800	1,298,688

TOTAL MUNICIPAL BONDS (cost $26,386,203)			29,214,522

NON-CORPORATE FOREIGN AGENCY
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,530	1,671,831

(cost $1,669,202)
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.110%(c)	09/25/35	202	166,048
Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%	09/25/34	697	714,632
Series 2005-21CB, Class A3
5.250%	06/25/35	13	11,226
Series 2005-56, Class 2A2
2.420%(c)	11/25/35	15	12,075
Series 2005-56, Class 2A3
1.880%(c)	11/25/35	15	11,605
Series 2005-62, Class 2A1
1.437%(c)	12/25/35	259	201,284
Series 2005-76, Class 2A1
1.437%(c)	02/25/36	19	16,805
Series 2005-81, Class A1
0.733%(c)	02/25/37	1,776	1,289,790
Series 2005-J12, Class 2A1
0.723%(c)	08/25/35	2,264	1,273,319
Series 2006-2CB, Class A14
5.500%	03/25/36	40	28,469
Series 2006-OA2, Class A5
0.678%(c)	05/20/46	1,993	1,122,819
Series 2006-OA19, Class A1
0.628%(c)	02/20/47	2,373	1,482,283
Series 2006-OA22, Class A1

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
0.613%(c)	02/25/47		149	$117,870
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47		2,062	1,125,424
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.643%(c)	03/27/36		4,105	3,823,241
Series 2015-R3, Class 2A1, 144A
0.583%(c)	02/27/37		4,019	3,675,072
Series 2015-R3, Class 6A1, 144A
0.623%(c)	05/25/36		4,327	4,104,665
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.729%(c)	10/03/39		380	378,827
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%(c)	10/25/36		33	26,918
Series 2006-J, Class 4A1
3.017%(c)	01/20/47		1,091	914,026
Series 2015-R2, Class 5A1, 144A
0.618%(c)	09/29/36		4,147	3,810,002
Series 2015-R4, Class 4A1, 144A
3.500%(c)	10/27/18		1,811	1,809,161
Series 2015-R6, Class 1A1, 144A
0.608%(c)	08/26/36		3,003	2,769,295
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.246%(c)	06/25/35		63	60,523
Series 2005-H, Class 2A1
2.872%(c)	09/25/35		35	32,050
Series 2005-H, Class 2A5
2.872%(c)	09/25/35		419	382,298
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
1.848%(s)	10/25/37	EUR	393	416,415
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
17.977%(c)	04/26/37		138	28,284
Series 2011-RR4, Class 8A2, 144A
9.914%(c)	02/26/36		1,865	687,172
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		387	398,312
Series 2011-RR5, Class 12A1, 144A
5.233%(c)	03/26/37		202	193,175
Series 2011-RR5, Class 12A2, 144A
5.233%(c)	03/26/37		1,383	390,423
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.932%(c)	08/25/33		9	8,901
Series 2003-9, Class 2A1
3.036%(c)	02/25/34		95	92,492
Series 2004-2, Class 22A
3.115%(c)	05/25/34		19	18,534
Series 2004-10, Class 13A1
2.804%(c)	01/25/35		109	105,339
Series 2004-10, Class 21A1
3.144%(c)	01/25/35		162	163,391
Series 2004-10, Class 22A1

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.188%(c)	01/25/35		60	$58,193
Series 2005-1, Class 2A1
2.897%(c)	03/25/35		40	38,466
Series 2005-2, Class A1
3.090%(c)	03/25/35		118	118,426
Series 2005-2, Class A2
2.924%(c)	03/25/35		29	29,552
Series 2005-4, Class 3A1
2.830%(c)	08/25/35		639	544,484
Series 2005-5, Class A1
2.380%(c)	08/25/35		11	10,638
Series 2005-5, Class A2
2.460%(c)	08/25/35		75	74,587
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.902%(c)	09/25/35		243	202,342
Series 2005-9, Class 24A1
3.000%(c)	11/25/35		115	84,526
Series 2005-10, Class 24A1
2.732%(c)	01/25/36		216	176,567
Series 2006-2, Class 23A1
2.930%(c)	03/25/36		230	172,964
Series 2006-4, Class 21A1
2.898%(c)	08/25/36		202	148,295
Series 2006-5, Class 2A2
3.062%(c)	08/25/36		305	222,863
Series 2006-6, Class 32A1
2.826%(c)	11/25/36		447	305,301
Series 2006-8, Class 3A1
0.613%(c)	02/25/34		83	72,490
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.774%(c)	01/26/36		1,348	1,051,804
Series 2007-R6, Class 2A1^
2.731%(c)	12/26/46		849	633,393
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.058%(c)	12/31/55	EUR	714	787,716
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.885%(c)	03/25/34		48	47,174
Series 2005-6, Class A1
2.430%(c)	09/25/35		16	15,921
Series 2005-6, Class A2
2.760%(c)	09/25/35		27	26,874
Series 2005-10, Class 1A2A
3.003%(c)	12/25/35		63	48,513
Series 2005-11, Class A2A
2.730%(c)	10/25/35		1,231	1,212,407
Countrywide Alternative Loan Trust,
Series 2006-OA11, Class A1B
0.643%(c)	09/25/46		97	72,929
Series 2007-16CB, Class 5A1
6.250%	08/25/37		36	30,586
Series 2007-OA4, Class A1
0.623%(c)	05/25/47		648	531,136

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.002%(c)	08/25/34			89	$75,004
Series 2004-12, Class 12A1
2.874%(c)	08/25/34			271	229,751
Series 2004-22, Class A3
2.674%(c)	11/25/34			21	20,136
Series 2004-HYB5, Class 2A1
2.601%(c)	04/20/35			64	63,851
Series 2005-2, Class 1A1
1.093%(c)	03/25/35			682	493,523
Series 2005-9, Class 1A1
0.753%(c)	05/25/35			742	620,959
Series 2005-HYB6, Class 5A1
2.964%(c)	10/20/35			146	123,479
Series 2005-HYB9, Class 5A1
2.602%(c)	02/20/36			312	273,109
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.875%(c)	08/25/33			14	14,355
Series 2004-AR6, Class 9A2
1.193%(c)	10/25/34			78	71,984
Credit Suisse Mortgage Trust,
Series 12R, Class 1A1, 144A^
2.457%(c)	10/30/47			2,708	2,700,505
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37			238	125,152
Series 2010-18R, Class 4A4, 144A
2.686%(c)	04/26/38			1,700	1,660,396
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2, Class A1
0.603%(c)	03/25/37			1,928	1,388,668
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18			71	71,195
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
0.553%(c)	10/25/36			11	6,460
Series 2006-AB4, Class A6A2
5.886%(c)	10/25/36			81	67,631
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.772%(c)	06/15/40		GBP	1,201	1,391,993
Eurosail PLC (United Kingdom),
Series 07-3X, Class A2C
0.874%	06/13/45		GBP	9	11,950
Series 2006-4X, Class A3C
0.735%(c)	12/10/44		GBP	1,512	1,893,292
Series 2007-3A, Class A2B, 144A(g)
0.874%(c)	06/13/45			19	19,020
Series 2007-3X, Class A3A
1.524%(c)	06/13/45		GBP	687	781,391
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.953%(c)	02/25/25	(x)		478	478,178
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35			119	132,176

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-16, Class FC
0.753%(c)	03/25/36			48	$47,575
Series 2006-118, Class A2
0.523%(c)	12/25/36			79	78,368
Series 2011-3, Class FA
1.133%(c)	02/25/41			240	242,429
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.067%(c)	12/15/43		EUR	1,732	1,900,281
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
2.472%(c)	03/25/35			591	460,788
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR2, Class 2A1
2.980%(c)	06/25/35			723	683,167
Series 2007-AR1, Class 1A1
3.058%(c)	05/25/37			527	415,834
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36			178	204,353
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34			589	664,756
Series 3172, Class FK
0.892%(c)	08/15/33			193	193,226
Freddie Mac Strips,
Series 278, Class F1
0.892%(c)	09/15/42			1,107	1,111,154
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA3, Class M2
3.303%(c)	04/25/28	(x)		1,300	1,336,444
Series 2016-DNA3, Class M2
2.670%(c)	12/25/28	(x)		1,500	1,509,991
Series 2016-HQA2, Class M2
2.703%(c)	11/25/28	(x)		1,200	1,206,957
Government National Mortgage Assoc.,
Series 2015-H30, Class FA
1.118%(c)	08/20/61			2,916	2,914,589
Series 2016-H02, Class FH
1.000%(c)	01/20/66			2,701	2,728,290
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.135%(c)	10/25/33			461	453,179
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
0.586%(c)	01/26/37			3,582	3,434,670
Series 2015-3R, Class 1A2, 144A
0.586%(c)	01/26/37			1,300	1,032,743
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%(c)	03/25/33			8	8,285
Series 2005-AR1, Class 1A1
2.990%(c)	01/25/35			28	26,117
Series 2005-AR2, Class 2A1
3.032%(c)	04/25/35			273	271,191
Series 2005-AR3, Class 6A1
3.072%(c)	05/25/35			328	301,930
Series 2006-AR1, Class 2A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.943%(c)	01/25/36	176	$162,754
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.887%(c)	05/19/33	16	15,313
Series 2004-1, Class 2A
2.697%(c)	04/19/34	102	100,377
Series 2005-2, Class 2A1A
0.668%(c)	05/19/35	663	546,259
Series 2005-4, Class 3A1
3.073%(c)	07/19/35	44	38,000
Series 2005-10, Class 2A1A
0.758%(c)	11/19/35	729	597,309
Series 2006-5, Class 2A1A
0.628%(c)	07/19/46	124	71,387
HomeBanc Mortgage Trust,
Series 2005-4, Class A2
0.783%(c)	10/25/35	239	220,081
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.244%(c)	11/25/35	65	59,572
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1
1.293%(c)	05/25/34	853	750,164
Series 2005-AR12, Class 2A1A
0.693%(c)	07/25/35	81	70,093
Series 2005-AR18, Class 2A1A
0.763%(c)	10/25/36	1,636	1,072,298
Series 2006-AR12, Class A1
0.643%(c)	09/25/46	317	259,312
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.468%(c)	11/25/33	10	9,394
Series 2005-A2, Class 7CB1
2.944%(c)	04/25/35	74	73,829
Series 2005-A6, Class 2A1
2.791%(c)	08/25/35	43	42,110
Series 2005-ALT1, Class 3A1
2.710%(c)	10/25/35	111	90,285
Series 2006-A1, Class 3A2
2.820%(c)	02/25/36	51	44,820
Series 2006-A7, Class 2A2
2.791%(c)	01/25/37	1,210	1,074,683
Series 2007-A1, Class 1A1
2.928%(c)	07/25/35	45	44,669
Series 2007-S3, Class 1A90
7.000%	08/25/37	279	250,001
JPMorgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A
0.733%(c)	12/27/45	2,209	2,059,008
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.826%(c)	06/14/40	3,623	3,226,336
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.904%(c)	09/21/38	2,894	3,083,199
Lehman XS Trust,
Series 2007-12N, Class 2A1
0.633%(c)	07/25/37	2,141	1,488,473

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Ltd.,
Series 2, Class A, 144A
2.457%(c)	03/01/21		1,957	$1,915,362
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^
2.457%(c)	12/01/21		1,561	1,533,839
Series 2015-1, Class A, 144A
2.457%(c)	01/01/20		1,780	1,749,393
Series 2015-2, Class A, 144A
2.457%(c)	01/01/20		4,323	4,267,243
Series 2015-3, Class A, 144A
2.457%(c)	03/01/20		2,757	2,700,668
Series 2015-4, Class A1, 144A^
2.457%(c)	04/01/20		916	897,918
Series 2015-5, Class A1, 144A^
2.457%(c)	04/01/20		1,474	1,446,081
Series 2015-6, Class A, 144A^
2.457%(c)	05/01/20		6,239	6,098,718
Series 2015-8, Class A1, 144A
2.457%(c)	08/01/20		3,039	2,982,751
Series 2015-9, Class A1, 144A
2.457%(c)	10/01/20		1,628	1,597,693
Series 2016-1, Class A1, 144A
2.457%(c)	01/01/21		3,578	3,472,432
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.028%(c)	01/01/61	EUR	4,088	3,937,295
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.222%(c)	12/15/49	GBP	2,651	3,246,674
Marche Mutui Srl (Italy),
Series 4, Class A
0.175%(c)	02/25/55	EUR	1,790	1,965,049
Series 6, Class A1
2.001%(c)	01/27/64	EUR	324	362,448
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.574%(c)	12/25/33		112	107,804
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.554%(c)	02/25/33		74	70,453
Series 2005-2, Class 1A
2.228%(c)	10/25/35		52	50,215
Series 2005-2, Class 2A
2.520%(c)	10/25/35		402	379,816
Series 2005-A8, Class A3A2
0.703%(c)	08/25/36		5	4,658
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.292%(c)	06/25/36		140	134,153
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
0.953%(c)	09/25/37		4,880	4,468,964
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.913%(c)	10/07/20		253	253,547
Series 2010-R2, Class 1A
0.835%(c)	11/06/17		212	212,254

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-R3, Class 1A
1.006%(c)	12/08/20		220	$220,174
Series 2010-R3, Class 2A
1.006%(c)	12/08/20		1,680	1,683,547
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.880%(c)	12/01/50	EUR	704	655,456
Series 2007-1X, Class A3
0.748%(c)	12/01/50	GBP	3,200	3,516,771
Series 2007-2X, Class A2
0.702%(c)	12/15/50	GBP	1,366	1,734,496
Series 2007-3X, Class A2B
0.337%(c)	12/15/50	EUR	2,639	2,654,021
Series 2007-3X, Class A3
1.572%(c)	12/15/50	GBP	1,352	1,575,008
Series 2007-3X, Class BA
1.822%(c)	12/15/50	GBP	338	367,958
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.834%(c)	08/25/33		59	60,712
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A1, 144A
2.578%(c)	10/25/35		2,814	2,834,765
Reperforming Loan REMIC Trust,
Series 2005-R2, Class 1AF1, 144A
0.793%(c)	06/25/35		23	19,937
Series 2006-R1, Class AF1, 144A
0.793%(c)	01/25/36		2,306	2,011,683
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		134	118,475
Series 2006-QO6, Class A1
0.633%(c)	06/25/46		688	275,682
Series 2007-QO2, Class A1
0.603%(c)	02/25/47		2,330	1,226,660
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.903%(c)	04/25/35		324	236,371
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.154%(c)	09/25/35		360	272,834
Series 2006-SA1, Class 2A1
3.911%(c)	02/25/36		89	80,124
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2C
0.071%(c)	08/10/38	EUR	1,349	1,371,075
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.732%(c)	12/15/43	GBP	1,875	2,199,852
Series 2007-1X, Class M1B
0.792%(c)	12/15/43	GBP	908	944,893
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.764%(c)	12/12/36	GBP	1,026	1,206,094
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.724%(c)	06/12/44	GBP	2,613	3,038,767

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.648%(c)	07/20/36		155	$139,176
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.830%(c)	02/25/34		175	173,580
Series 2004-4, Class 3A2
2.926%(c)	04/25/34		24	23,961
Series 2004-18, Class 3A1
2.707%(c)	12/25/34		5,216	5,037,246
Series 2004-18, Class 5A
3.025%(c)	12/25/34		44	42,856
Series 2005-1, Class 2A
2.739%(c)	02/25/35		4,426	4,361,081
Series 2005-18, Class 6A1
2.636%(c)	09/25/35		526	461,189
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
1.108%(c)	10/19/34		12	10,956
Series 2005-AR5, Class A2
0.698%(c)	07/19/35		175	169,113
Series 2006-AR3, Class 12A1
0.673%(c)	05/25/36		192	141,383
Series 2006-AR7, Class A1BG
0.573%(c)	08/25/36		3,239	2,410,382
Series 2007-AR4, Class A3
0.673%(c)	09/25/47		602	459,415
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.240%(c)	11/07/40	AUD	76	56,715
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%(c)	09/25/36		284	34,113
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.537%(c)	04/25/45		142	142,041
Series 2007-3, Class 2A1
2.487%(c)	06/25/47		119	106,370
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.738%(c)	07/15/51	GBP	1,415	1,848,448
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.881%(c)	03/20/37		206	196,691
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.903%(c)	04/25/35		1,028	745,481
Series 2006-AR5, Class 3A
1.377%(c)	07/25/46		51	31,575
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.637%(c)	11/25/42		2	1,478
Series 2005-AR10, Class 3A1
2.868%(c)	08/25/35		11	9,915
Series 2005-AR16, Class 1A3
2.567%(c)	12/25/35		710	660,847
Series 2006-AR2, Class 2A1
2.405%(c)	03/25/36		271	241,236

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR5, Class A12A
1.417%(c)	06/25/46		57		$52,509
Series 2006-AR7, Class 3A
2.190%(c)	07/25/46		293		259,071
Series 2006-AR10, Class 1A2
2.471%(c)	09/25/36		76		68,876
Series 2006-AR13, Class 2A
2.178%(c)	10/25/46		30		26,161
Series 2006-AR15, Class 2A
2.178%(c)	11/25/46		103		90,889
Series 2006-AR19, Class 1A1A
1.167%(c)	01/25/47		174		155,136
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.900%(c)	09/25/34		40		40,835
Series 2005-AR4, Class 1A3
2.984%(c)	04/25/35		1,940		1,944,885
Series 2006-AR2, Class 2A1
2.855%(c)	03/25/36		400		391,671
Series 2006-AR2, Class 2A3
2.855%(c)	03/25/36		286		279,860
Series 2006-AR6, Class 3A1
2.830%(c)	03/25/36		189		178,331
Series 2006-AR8, Class 3A1
2.850%(c)	04/25/36		120		115,249
Series 2006-AR10, Class 5A6
3.046%(c)	07/25/36		706		677,310

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $187,953,324)					181,917,327

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.
2.500%(c)	03/01/35		5		5,469
Federal National Mortgage Assoc.
1.610%(c)	11/01/42-03/01/44		127		129,112
2.791%(c)	09/01/19		—	(r)	363
3.000%	TBA		19,000		19,682,066
3.000%	TBA		14,000		14,528,825
3.500%	TBA		42,000		44,264,060
3.500%	TBA		21,000		22,158,280
3.500%	TBA		1,000		1,059,625
4.000%	TBA		5,000		5,356,107
4.000%	TBA		5,000		5,360,794
4.295%	06/01/21		2,876		3,221,017
4.500%	03/01/25-11/01/25		149		157,909
5.000%	04/01/30		434		483,367
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30		1,520		2,327,584

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $117,990,440)					118,734,578

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bonds
2.500%	02/15/46	(hh)	19,095		19,883,414

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
2.750%	08/15/42	(h)	2,300	$2,534,133
2.750%	11/15/42	(h)	5,600	6,160,437
2.875%	08/15/45	(h)	3,000	3,368,673
3.000%	11/15/44	(h)	3,900	4,484,087
3.000%	11/15/45	(h)	10	11,498
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18-07/15/22		142,810	150,506,807
0.125%	01/15/22	(h)(hh)	33,850	36,463,164
0.125%	01/15/23	(h)(hh)(k)	94,900	99,658,047
0.125%	07/15/24	(h)(hh)(k)	7,800	7,937,415
0.250%	01/15/25		2,800	2,871,082
0.375%	07/15/23	(h)(hh)(k)	18,375	19,529,754
0.375%	07/15/25	(h)	12,700	13,191,724
0.625%	07/15/21-01/15/26		98,290	108,111,612
0.625%	01/15/24	(h)	11,800	12,665,637
0.750%	02/15/42-02/15/45		19,190	19,958,756
0.750%	02/15/45	(h)	10,250	10,457,211
1.000%	02/15/46	(h)	15,980	17,417,698
1.250%	07/15/20		3,660	4,314,093
1.375%	01/15/20-02/15/44		8,800	10,405,510
1.375%	02/15/44	(h)	32,460	38,516,363
1.625%	01/15/18	(h)	500	592,547
1.750%	01/15/28	(h)	6,910	9,224,628
1.875%	07/15/19	(h)	700	848,567
2.125%	02/15/40		7,300	10,562,764
2.125%	02/15/41	(h)	1,800	2,593,855
2.125%	01/15/19	(h)(hh)(k)	3,800	4,542,215
2.375%	01/15/25	(h)(hh)(k)	54,250	82,205,759
2.375%	01/15/27	(h)	15,710	22,863,107
2.500%	01/15/29		48,190	68,032,294
2.625%	07/15/17		21,160	25,421,012
3.625%	04/15/28		10,350	21,179,636
3.875%	04/15/29	(h)	15,770	33,052,779
U.S. Treasury Notes
1.000%	03/15/18		1,090	1,097,494
1.125%	06/30/21		2,580	2,592,799
1.375%	04/30/21	(hh)	6,340	6,449,466
1.625%	04/30/23-05/15/26		17,090	17,339,793
2.125%	09/30/21-12/31/22		6,070	6,397,867
2.250%	11/15/25	(k)	10,000	10,668,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $898,531,593)				914,112,447

TOTAL LONG-TERM INVESTMENTS (cost $7,461,723,278)				7,907,688,478

Shares
SHORT-TERM INVESTMENTS — 10.9%
AFFILIATED MUTUAL FUND — 9.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $754,405,045; includes $238,859,913 of cash collateral for securities on loan)(b)(w) (Note 4)	754,405,045	754,405,045

	Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) — 0.2%
Barclays Capital, Inc.,
0.750%, dated 06/30/16, due 07/01/16 in the amount of $4,900,102	4,900	$4,900,000
Barclays Capital, Inc.,
0.750%, dated 06/30/16, due 07/01/16 in the amount of $8,400,175	8,400	8,400,000

TOTAL REPURCHASE AGREEMENTS (cost $13,300,000)		13,300,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 1.5%
Brazil Letras do Tesouro Nacional
13.181%	07/01/17		BRL	228,000	62,612,166
15.018%	10/01/16		BRL	159,400	47,943,806
15.252%	01/01/17		BRL	49,000	14,281,205

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $110,114,836)					124,837,177

U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills (cost $14,491,888)
0.265%	09/15/16	(k)		14,500	14,493,765

U.S. GOVERNMENT AGENCY OBLIGATIONS(n)
Federal Home Loan Bank Discount Notes
0.100%	08/11/16			2,000	1,999,271
0.310%	07/27/16-08/11/16			1,100	1,099,676
0.320%	09/01/16			200	199,904
0.345%	08/23/16			200	199,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,498,735)					3,498,742

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year Euro-Bund Futures,
expiring 08/26/16, Strike Price $181.00		EUR	6,200	688
Brent Crude Oil Futures,
expiring 12/31/16, Strike Price $60.00			9	21,213
expiring 11/25/16, Strike Price $60.00			5	8,750
expiring 11/25/16, Strike Price $61.00			5	7,650
expiring 10/26/16, Strike Price $60.00			2	2,740
expiring 10/26/16, Strike Price $62.00			3	2,730
Currency option USD vs JPY,
expiring 07/07/16, Strike Price 111.50	Credit Suisse First Boston Corp.		2,010	5

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 07/07/16, Strike Price 111.50	Deutsche Bank AG	1,460	$4
Henry Hub Natural Gas Futures,
expiring 12/27/16, Strike Price $3.10		20	10,840
expiring 01/26/17, Strike Price $3.10		20	11,420
expiring 02/23/17, Strike Price $3.10		20	11,340
expiring 03/28/17, Strike Price $3.10		20	6,268
expiring 04/25/17, Strike Price $3.10		20	5,858
expiring 05/25/17, Strike Price $3.10		20	6,300
expiring 06/27/17, Strike Price $3.10		20	6,780
expiring 07/26/17, Strike Price $3.10		20	7,056
expiring 08/28/17, Strike Price $3.10		20	7,174
expiring 09/26/17, Strike Price $3.10		20	7,682
expiring 10/26/17, Strike Price $3.10		20	8,500
expiring 11/27/17, Strike Price $3.10		20	10,514
Interest Rate Swap Options,
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	4,200	507,289
Receive a fixed rate of 1.10% and pay a floating rate based on 3 Month LIBOR, expiring 09/28/16	Goldman Sachs & Co.	26,700	85,906
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley	11,500	92,826
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley	8,500	68,610
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets	300	2,460
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets	6,400	52,480
WTI Crude Oil Futures,

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 11/15/17, Strike Price $55.00			18	$126,540
expiring 11/15/17, Strike Price $56.00			12	78,960
expiring 11/15/17, Strike Price $61.00			5	23,050

				1,181,633

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.50		GBP	344,000	—
expiring 06/30/17, Strike Price $98.50		GBP	103,000	—
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Royal Bank of Scotland Group PLC		129,300	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Morgan Stanley		54,500	—
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets		118,100	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets		127,500	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		202,800	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		304,600	—
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		85,800	—

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Goldman Sachs & Co.		75,100	$—
Pay a fixed rate of 1.78% and receive a floating rate based on 3 Month LIBOR, expiring 07/21/16	Citigroup Global Markets		11,200	1,000
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 08/08/16	Royal Bank of Scotland Group PLC		121,400	610
Pay a fixed rate of 0.30% and receive a floating rate based on 3 Month LIBOR, expiring 11/14/16	JPMorgan Chase	JPY	810,000	16,516
Pay a fixed rate of 3.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		13,300	2,701
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Citigroup Global Markets		65,500	5,550
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Goldman Sachs & Co.		126,200	10,694
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		3,500	28,126
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG		4,200	309,942
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		1,600	43,259

		Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18		Goldman Sachs & Co.	1,600	$41,023
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 10/17/18		Morgan Stanley	3,400	154,533
Pay a fixed rate of 2.86% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/18		Deutsche Bank AG	5,000	159,740
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 11/15/18		Morgan Stanley	1,000	46,895
Pay a fixed rate of 2.59% and receive a floating rate based on 3 Month LIBOR, expiring 12/10/18		Morgan Stanley	1,000	72,645
Pay a fixed rate of 2.60% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19		Morgan Stanley	4,500	245,007

				1,138,241

TOTAL OPTIONS PURCHASED (cost $4,113,184)				2,319,874

TOTAL SHORT-TERM INVESTMENTS (cost $899,923,688)				912,854,603

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.1% (cost $8,361,646,966)				8,820,543,081

			Principal Amount (000)#
SECURITIES SOLD SHORT
U.S. GOVERNMENT AGENCY OBLIGATIONS — SHORT
Federal National Mortgage Assoc.
4.000%	TBA		1,000	(1,072,159)
5.500%	TBA		2,000	(2,248,125)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $3,310,586)				(3,320,284)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* — (0.1)%
Call Options
10 Year Euro-Bund Futures,
expiring 08/26/16, Strike Price $170.00		EUR	2,100	$(6,525)
Brent Crude Oil Futures,
expiring 07/26/16, Strike Price $55.00			8	(2,320)
CDX.O.IG.26.5Y,
expiring 07/20/16, Strike Price $0.75	JPMorgan Chase		2,800	(2,037)
Cotton No. 2 Futures,
expiring 08/19/16, Strike Price $69.00			100	(390)
expiring 08/19/16, Strike Price $70.00			50	(135)
Currency option AUD vs USD,
expiring 07/01/16, Strike Price 0.77	UBS AG	AUD	5,300	—
expiring 07/13/16, Strike Price 0.75	Citigroup Global Markets	AUD	1,900	(6,927)
expiring 07/15/16, Strike Price 0.75	Dain Rauscher Wessels	AUD	10,000	—
Currency option EUR vs USD,
expiring 07/01/16, Strike Price 1.13	Goldman Sachs & Co.	EUR	8,400	(14,160)
expiring 09/15/16, Strike Price 1.17	JPMorgan Chase	EUR	3,590	(11,328)
expiring 07/27/16, Strike Price 1.13	Goldman Sachs & Co.	EUR	14,100	(62,294)
Currency option GBP vs USD,
expiring 07/29/16, Strike Price 1.38	UBS AG	GBP	7,600	(36,105)
expiring 08/09/16, Strike Price 1.38	Bank of America	GBP	3,200	(18,557)
Currency option USD vs BRL,
expiring 01/11/18, Strike Price 6.30	Credit Suisse First Boston Corp.		5,400	(62,629)
Currency option USD vs JPY,
expiring 08/08/16, Strike Price 105.00	Goldman Sachs & Co.		8,100	(76,937)
Currency option USD vs KRW,
expiring 07/27/16, Strike Price 1,217.00	Deutsche Bank AG		7,600	(8,887)
expiring 08/16/16, Strike Price 1,205.00	JPMorgan Chase		22,800	(96,718)
expiring 08/12/16, Strike Price 1,196.00	Standard Chartered PLC		6,400	(31,085)
Currency option USD vs MXN,
expiring 08/11/16, Strike Price 19.00	JPMorgan Chase		2,920	(26,982)
expiring 07/27/16, Strike Price 20.00	Goldman Sachs & Co.		4,400	(4,875)
expiring 08/09/16, Strike Price 19.50	Credit Suisse First Boston Corp.		5,200	(15,504)
expiring 07/27/16, Strike Price 19.65	Goldman Sachs & Co.		2,600	(5,216)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Currency option USD vs RUB,
expiring 12/08/16, Strike Price 87.00	Hong Kong & Shanghai Bank		2,500	$(13,853)
Euro-Bund Futures Options,
expiring 07/22/16, Strike Price $168.00		EUR	3,900	(16,879)
Gasoline RBOB Futures,
expiring 12/31/16, Strike Price $165.00			378	(21,486)
expiring 10/26/16, Strike Price $165.00			84	(3,436)
expiring 10/26/16, Strike Price $170.00			126	(4,095)
expiring 11/25/16, Strike Price $165.00			420	(20,538)
Henry Hub Natural Gas Futures,
expiring 12/27/16, Strike Price $3.60			20	(5,980)
expiring 01/26/17, Strike Price $3.60			20	(6,928)
expiring 02/23/17, Strike Price $3.60			20	(7,234)
expiring 03/28/17, Strike Price $3.60			20	(3,038)
expiring 04/25/17, Strike Price $3.60			20	(2,804)
expiring 05/25/17, Strike Price $3.60			20	(3,120)
expiring 06/27/17, Strike Price $3.60			20	(3,442)
expiring 07/26/16, Strike Price $3.00			60	(5,220)
expiring 07/26/16, Strike Price $3.10			20	(1,020)
expiring 07/26/17, Strike Price $3.60			20	(3,672)
expiring 08/28/17, Strike Price $3.60			20	(3,848)
expiring 09/26/17, Strike Price $3.60			20	(4,252)
expiring 10/26/17, Strike Price $3.60			20	(5,014)
expiring 11/27/17, Strike Price $3.60			20	(6,538)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		600	(178)
Interest Rate Swap Options,
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		13,300	(367,804)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 07/18/16	Goldman Sachs & Co.		13,200	$(60,791)
Pay a fixed rate of 2.00% and receive a floating rate based on 3 Month LIBOR, expiring 07/25/16	Morgan Stanley		9,100	(90,877)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 07/25/16	Citigroup Global Markets		6,500	(33,261)
Pay a fixed rate of 0.89% and receive a floating rate based on 3 Month LIBOR, expiring 09/28/16	Goldman Sachs & Co.		53,400	(85,410)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		23,000	(91,682)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		17,000	(67,765)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		600	(2,460)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		12,800	(52,480)
iTraxx.O.EU.25.5Y,
expiring 07/20/16, Strike Price $0.70	JPMorgan Chase	EUR	13,800	(5,428)
S&P GSCI Copper,
expiring 08/04/16, Strike Price $0.73	Goldman Sachs & Co.		9,300	(1)
expiring 08/18/16, Strike Price $0.76	Goldman Sachs & Co.		3,100	—
expiring 09/16/16, Strike Price $0.70	Goldman Sachs & Co.		1,500	—
S&P GSCI Energy,
expiring 08/18/16, Strike Price $1.50	Goldman Sachs & Co.		2,700	—
S&P GSCI Natural Gas,
expiring 08/04/16, Strike Price $1.74	Goldman Sachs & Co.		1,550	—
expiring 08/18/16, Strike Price $1.68	Goldman Sachs & Co.		1,800	—

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
WTI Crude Oil Futures,
expiring 08/17/16, Strike Price $55.00			8	$(4,400)
expiring 08/17/16, Strike Price $56.00			4	(1,640)
expiring 11/16/16, Strike Price $55.00			5	(13,350)
expiring 11/16/16, Strike Price $51.00			18	(78,840)
expiring 11/16/16, Strike Price $53.00			12	(41,400)

				(1,629,775)

Put Options — (0.1)%
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.00		GBP	344,000	—
expiring 06/21/17, Strike Price $98.00		GBP	103,000	—
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $132.00			17,500	(49,219)
CDX.O.IG.26.5Y,
expiring 07/20/16, Strike Price $1.00	JPMorgan Chase		2,800	(407)
expiring 09/21/16, Strike Price $1.20	JPMorgan Chase		3,500	(2,243)
Currency option AUD vs USD,
expiring 08/10/16, Strike Price 0.73	Hong Kong & Shanghai Bank	AUD	14,800	(86,259)
Currency option EUR vs USD,
expiring 08/03/16, Strike Price 1.09	Morgan Stanley	EUR	3,840	(18,473)
Currency option USD vs JPY,
expiring 09/08/16, Strike Price 96.00	Citigroup Global Markets		3,900	(19,926)
expiring 07/07/16, Strike Price 104.80	Deutsche Bank AG Credit Suisse		1,460	(23,732)
expiring 07/07/16, Strike Price 104.80	First Boston Corp.		2,010	(32,672)
Currency option USD vs KRW,
expiring 07/14/16, Strike Price 1,142.50	JPMorgan Chase		5,400	(23,938)
expiring 07/15/16, Strike Price 1,150.00	Goldman Sachs & Co.		8,000	(82,568)
expiring 07/27/16, Strike Price 1,150.00	Deutsche Bank AG		7,600	(79,723)
expiring 08/16/16, Strike Price 1,132.00	JPMorgan Chase		22,800	(173,424)
expiring 08/12/16, Strike Price 1,138.00	Standard Chartered PLC		6,400	(56,871)
Currency option USD vs MXN,
expiring 07/07/16, Strike Price 17.65	Goldman Sachs & Co.		5,300	(3,189)
expiring 07/01/16, Strike Price 17.95	Goldman Sachs & Co.		6,400	(748)
expiring 07/27/16, Strike Price 18.50	Goldman Sachs & Co.		4,400	(93,390)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 08/09/16, Strike Price 18.30	Credit Suisse First Boston Corp.	5,200	$(89,657)
expiring 07/27/16, Strike Price 18.37	Goldman Sachs & Co.	2,600	(44,398)
Henry Hub Natural Gas Futures,
expiring 12/27/16, Strike Price $2.60		20	(1,140)
expiring 01/26/17, Strike Price $2.60		20	(1,680)
expiring 02/23/17, Strike Price $2.60		20	(2,200)
expiring 03/28/17, Strike Price $2.60		20	(2,480)
expiring 04/25/17, Strike Price $2.60		20	(2,700)
expiring 05/25/17, Strike Price $2.60		20	(2,700)
expiring 06/27/17, Strike Price $2.60		20	(2,700)
expiring 07/26/16, Strike Price $2.35		20	(120)
expiring 07/26/17, Strike Price $2.60		20	(2,820)
expiring 08/26/16, Strike Price $2.25		30	(480)
expiring 08/28/17, Strike Price $2.60		20	(3,160)
expiring 09/26/17, Strike Price $2.60		20	(3,240)
expiring 10/26/17, Strike Price $2.60		20	(3,240)
expiring 11/25/16, Strike Price $2.25		200	(3,400)
expiring 11/25/16, Strike Price $2.35		290	(6,960)
expiring 11/27/17, Strike Price $2.60		20	(3,040)
expiring 08/26/16, Strike Price $2.20		50	(650)
expiring 08/26/16, Strike Price $2.25		10	(160)
expiring 08/26/16, Strike Price $2.30		10	(200)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/07/20, Strike Price $ —	Citigroup Global Markets	4,200	(426)
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG	700	(1,414)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets	700	(108)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets	400	(62)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase	3,500	(40,539)
expiring 03/24/20, Strike Price $ —	JPMorgan Chase	7,900	(74,849)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Inflation Floor Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	2,000	$(14,251)
Interest Rate Swap Options,
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG		25,000	(158,010)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley		21,300	(227,260)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 07/25/16	Morgan Stanley		3,600	(24)
Receive a fixed rate of 2.19% and pay a floating rate based on 3 Month LIBOR, expiring 08/12/16	Barclays Capital Group	GBP	3,700	(335)
Receive a fixed rate of 2.23% and pay a floating rate based on 3 Month LIBOR, expiring 07/21/16	Citigroup Global Markets		2,200	(474)
Receive a fixed rate of 1.40% and pay a floating rate based on 3 Month LIBOR, expiring 07/21/16	Citigroup Global Markets		10,900	(389)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 07/25/16	Citigroup Global Markets		6,500	(611)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		15,500	(14,143)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		7,000	(26,018)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		7,200	$(26,761)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley		15,800	(134,444)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley		4,700	(44,223)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley		4,700	(42,349)
iTraxx.O.EU.25.5Y,
expiring 07/20/16, Strike Price $1.00	JPMorgan Chase	EUR	13,800	(10,007)
expiring 09/21/16, Strike Price $1.25	BNP Paribas	EUR	3,400	(5,171)

				(1,745,775)

TOTAL OPTIONS WRITTEN (premiums received $5,085,516)				(3,375,550)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.0% (cost $8,353,250,864)				8,813,847,247
Liabilities in excess of other assets(z) — (5.0)%				(423,062,252)

NET ASSETS — 100.0%				$8,390,784,995

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,119,106 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $235,343,570; cash collateral of $238,859,913 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $18,685,659. The aggregate value of $18,241,699 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	The aggregate value of Repurchase agreements is $13,300,000. Repurchase agreements are collateralized by U.S. Treasury Security (coupon rate 1.375%, maturity date 06/30/2023) with the aggregate value, including accrued interest, of $13,601,531. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2016.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts open at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
241	90 Day Euro Dollar	Dec. 2016	$59,734,913	$59,843,313	$108,400
255	2 Year U.S. Treasury Notes	Sep. 2016	55,537,278	55,928,672	391,394
159	5 Year Euro-Bobl	Sep. 2016	23,320,641	23,573,854	253,213
3,807	5 Year U.S. Treasury Notes	Sep. 2016	457,509,290	465,078,588	7,569,298
366	10 Year Euro-Bund	Sep. 2016	66,411,229	67,879,170	1,467,941
224	10 Year U.K. Gilt	Sep. 2016	36,558,010	38,315,907	1,757,897
3,478	10 Year U.S. Treasury Notes	Sep. 2016	452,871,269	462,519,655	9,648,386
125	20 Year U.S. Treasury Bonds	Sep. 2016	20,385,502	21,542,969	1,157,467
441	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	76,947,678	82,191,375	5,243,697
476	Bank Accept	Sep. 2016	91,253,261	91,298,270	45,009
48	Bank Accept	Dec. 2016	9,200,511	9,207,941	7,430

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions (continued):
197	Euro Schatz. DUA Index	Sep. 2016	$24,442,997	$24,499,839	$56,842
518	Euro-BTP Italian Government Bond	Sep. 2016	81,095,905	81,979,780	883,875
878	Mini MSCI EAFE Index	Sep. 2016	71,062,768	70,907,280	(155,488)
104	Russell 2000 Mini Index	Sep. 2016	12,055,680	11,932,960	(122,720)
1,701	S&P 500 E-Mini Index	Sep. 2016	177,523,116	177,771,510	248,394

					28,561,035

Short Positions:
170	90 Day Euro Dollar	Mar. 2018	41,614,876	42,132,375	(517,499)
539	90 Day Euro Dollar	Jun. 2018	132,803,495	133,523,775	(720,280)
967	90 Day Euro Dollar	Sep. 2018	238,355,688	239,429,200	(1,073,512)
241	90 Day Euro Dollar	Dec. 2017	59,590,543	59,752,938	(162,395)
205	90 Day Euro Dollar	Dec. 2018	50,477,899	50,727,250	(249,351)
987	90 Day Sterling	Mar. 2018	162,402,935	163,685,351	(1,282,416)
726	90 Day Sterling	Jun. 2018	119,924,085	120,376,612	(452,527)
293	2 Year U.S. Treasury Notes	Sep. 2016	63,873,531	64,263,141	(389,610)
18	5 Year Euro-Bobl	Sep. 2016	2,642,370	2,668,738	(26,368)
126	5 Year U.S. Treasury Notes	Sep. 2016	15,116,075	15,392,672	(276,597)
120	10 Year Canadian Government Bonds	Sep. 2016	13,421,572	13,750,377	(328,805)
2	10 Year Euro-Bund	Sep. 2016	367,329	370,924	(3,595)
7	10 Year U.K. Gilt	Sep. 2016	1,145,187	1,197,372	(52,185)
38	20 Year U.S. Treasury Bonds	Sep. 2016	6,401,664	6,549,062	(147,398)
22	30 Year Euro BUXL	Sep. 2016	4,609,347	4,789,169	(179,822)
39	Euro-BTP Italian Government Bond	Sep. 2016	6,081,500	6,172,223	(90,723)
12	Euro-OAT	Sep. 2016	2,102,708	2,141,250	(38,542)

					(5,991,625)

					$22,569,410

Commodity futures contracts open at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
13	Brent Crude	Sep. 2016	$651,988	$646,230	$(5,758)
1	Brent Crude	Oct. 2016	50,292	50,160	(132)
7	Brent Crude	Mar. 2017	358,507	364,770	6,263
97	Brent Crude	Dec. 2017	4,880,271	5,258,370	378,099
1	Brent Crude	Sep. 2018	56,212	55,840	(372)
9	Chicago Ethanol (Platts) Swap	Dec. 2016	521,535	550,935	29,400
23	Cocoa	Dec. 2016	647,937	703,010	55,073
28	Cocoa	Mar. 2017	894,398	813,960	(80,438)
3	Cocoa	May 2017	84,601	89,181	4,580
3	Coffee ’C’	May 2017	164,655	171,169	6,514
14	Corn	Dec. 2016	277,628	259,875	(17,753)
10	Corn	Mar. 2017	226,207	189,750	(36,457)
5	Corn	May 2017	107,100	96,125	(10,975)
7	Cotton No. 2	Mar. 2017	219,653	225,995	6,342
1	European Gasoil Crack Spread Swap	Apr. 2017	10,500	10,424	(76)
1	European Gasoil Crack Spread Swap	May 2017	10,500	10,457	(43)
1	European Gasoil Crack Spread Swap	Jun. 2017	10,500	10,620	120
3	Gasoline RBOB	Nov. 2016	182,354	175,455	(6,899)
3	Gasoline RBOB	Apr. 2017	208,934	203,540	(5,394)
12	Hard Red Winter Wheat	Sep. 2016	288,871	253,500	(35,371)
7	Hard Red Winter Wheat	Dec. 2016	170,707	156,713	(13,994)
3	Hard Red Winter Wheat	Jul. 2017	73,764	72,713	(1,051)
60	Henry Hub LD1 Fixed Price	Apr. 2017	385,233	460,500	75,267
30	Henry Hub LD1 Fixed Price	Apr. 2018	191,700	215,700	24,000
1	Henry Hub Natural Gas Swap	Nov. 2016	6,460	7,713	1,253

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Commodity futures contracts open at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions (continued):
1	Henry Hub Natural Gas Swap	Dec. 2016	$6,460	$8,297	$1,837
116	Henry Hub Natural Gas Swap	Apr. 2017	753,980	890,300	136,320
12	Henry Hub Natural Gas Swap	Mar. 2018	79,710	98,280	18,570
20	Henry Hub Natural Gas Swap	Apr. 2018	134,010	143,800	9,790
1	Live Cattle	Feb. 2017	45,361	45,720	359
5	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2016	9,850	9,600	(250)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2016	9,850	8,950	(900)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2016	9,850	8,700	(1,150)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2016	9,850	8,300	(1,550)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2016	9,850	8,300	(1,550)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2016	9,850	8,300	(1,550)
12	LME Copper	Oct. 2016	1,452,225	1,454,370	2,145
19	LME Lead	Oct. 2016	841,700	850,321	8,621
12	LME Nickel	Oct. 2016	680,436	680,832	396
9	LME Zinc	Oct. 2016	470,475	474,187	3,712
8	Low Sulphur Gas Oil	Dec. 2016	368,605	367,200	(1,405)
28	Low Sulphur Gas Oil	Dec. 2017	1,223,849	1,364,300	140,451
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jan. 2017	105,420	121,363	15,943
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Feb. 2017	105,420	119,963	14,543
20	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Mar. 2017	432,390	458,497	26,107
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Apr. 2017	105,420	111,126	5,706
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	May 2017	105,420	110,775	5,355
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jul. 2017	105,420	112,176	6,756
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Aug. 2017	105,420	113,226	7,806
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Sep. 2017	105,420	114,450	9,030
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Oct. 2017	105,420	115,674	10,254
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Nov. 2017	105,420	116,813	11,393
5	Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Dec. 2017	105,420	117,951	12,531
8	Natural Gas	Sep. 2016	229,460	233,440	3,980
51	Natural Gas	Apr. 2017	1,345,616	1,565,700	220,084
8	Natural Gas	May 2017	231,506	242,320	10,814
18	Natural Gas	Jun. 2017	537,848	549,900	12,052
10	Natural Gas	Apr. 2018	264,419	287,600	23,181
5	NY Harbor ULSD	Aug. 2016	318,538	312,627	(5,911)
4	NY Harbor ULSD	Dec. 2016	259,831	261,811	1,980
2	NY Harbor ULSD Crack Spread	Apr. 2017	29,100	29,140	40
2	NY Harbor ULSD Crack Spread	May 2017	29,100	29,060	(40)
2	NY Harbor ULSD Crack Spread	Jun. 2017	29,100	29,380	280
98	Platinum	Oct. 2016	4,848,513	5,019,070	170,557
19	Rapeseed	Nov. 2016	380,341	385,862	5,521
11	Red Spring Wheat	Dec. 2016	303,764	288,063	(15,701)
7	Soybean	Nov. 2016	385,701	403,638	17,937
33	Soybean	Mar. 2017	1,753,828	1,822,837	69,009
14	Soybean	May 2017	701,113	761,600	60,487
10	Soybean Meal	Aug. 2016	401,810	405,800	3,990
1	Soybean Oil	Mar. 2017	19,836	19,458	(378)
8	Sugar #11 (World)	Oct. 2016	176,006	182,157	6,151
38	Sugar #11 (World)	Mar. 2017	859,656	869,501	9,845

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Commodity futures contracts open at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions (continued):
1	White Sugar	Aug. 2016	$18,729	$27,625	$8,896
2	White Sugar	Oct. 2016	53,653	55,110	1,457
15	WTI Crude Oil	Sep. 2016	746,972	735,150	(11,822)
12	WTI Crude Oil	Mar. 2017	601,502	619,320	17,818
71	WTI Crude Oil	Sep. 2017	3,036,163	3,732,470	696,307
60	WTI Crude Oil	Mar. 2018	2,886,380	3,202,200	315,820

					2,433,822

Short Positions:
1	Brent (ICE) Calendar Swap	Jan. 2017	53,100	52,120	980
1	Brent (ICE) Calendar Swap	Feb. 2017	53,100	52,400	700
1	Brent (ICE) Calendar Swap	Mar. 2017	53,100	52,680	420
1	Brent (ICE) Calendar Swap	Apr. 2017	53,100	52,950	150
1	Brent (ICE) Calendar Swap	May 2017	53,100	53,230	(130)
1	Brent (ICE) Calendar Swap	Jun. 2017	53,100	53,470	(370)
1	Brent (ICE) Calendar Swap	Jul. 2017	53,100	53,670	(570)
1	Brent (ICE) Calendar Swap	Aug. 2017	53,100	53,870	(770)
1	Brent (ICE) Calendar Swap	Sep. 2017	53,100	54,060	(960)
1	Brent (ICE) Calendar Swap	Oct. 2017	53,100	54,220	(1,120)
1	Brent (ICE) Calendar Swap	Nov. 2017	53,100	54,410	(1,310)
1	Brent (ICE) Calendar Swap	Dec. 2017	53,100	54,620	(1,520)
2	Brent Crude	Nov. 2016	99,318	101,080	(1,762)
6	Brent Crude	Dec. 2016	301,241	306,360	(5,119)
4	Brent Crude	Jun. 2017	209,408	211,760	(2,352)
60	Brent Crude	Sep. 2017	2,633,349	3,219,600	(586,251)
9	Brent Crude	Mar. 2018	480,013	493,200	(13,187)
28	Brent Crude	Jun. 2018	1,338,027	1,552,040	(214,013)
14	Cocoa	Jul. 2016	412,354	444,507	(32,153)
9	Cocoa	Sep. 2016	281,668	281,681	(13)
28	Cocoa	Sep. 2016	843,656	829,640	14,016
3	Cocoa	Mar. 2017	84,936	89,820	(4,884)
6	Coffee ’C’	Dec. 2016	289,938	333,675	(43,737)
3	Coffee ’C’	Mar. 2017	163,071	169,594	(6,523)
4	Copper	Sep. 2016	208,405	219,550	(11,145)
97	Corn	Sep. 2016	2,011,891	1,772,675	239,216
5	Corn	Jul. 2017	107,838	97,313	10,525
7	Cotton No. 2	Dec. 2016	230,705	224,595	6,110
1	European Gasoil Crack Spread Swap	Oct. 2017	11,220	11,001	219
1	European Gasoil Crack Spread Swap	Nov. 2017	11,220	10,951	269
1	European Gasoil Crack Spread Swap	Dec. 2017	11,220	11,001	219
5	Gasoline RBOB	Aug. 2016	335,659	315,273	20,386
2	Gasoline RBOB	Sep. 2016	134,218	126,622	7,596
2	Gasoline RBOB	Oct. 2016	124,155	118,633	5,522
9	Gasoline RBOB	Dec. 2016	497,115	520,733	(23,618)
3	Gasoline RBOB	Jun. 2017	210,216	204,145	6,071
49	Gold 100 oz	Oct. 2016	6,258,234	6,487,600	(229,366)
4	Gold 100 oz	Dec. 2016	488,920	530,960	(42,040)
62	Henry Hub LD1 Fixed Price	Mar. 2017	424,860	522,040	(97,180)
31	Henry Hub LD1 Fixed Price	Mar. 2018	219,170	253,890	(34,720)
116	Henry Hub Natural Gas Swap	Mar. 2017	806,095	976,720	(170,625)
32	Henry Hub Natural Gas Swap	Oct. 2017	208,250	247,840	(39,590)
1	Live Cattle	Dec. 2016	45,763	45,980	(217)
56	LME PRI Aluminum	Oct. 2016	2,292,150	2,311,050	(18,900)
8	Low Sulphur Gas Oil	Sep. 2016	356,485	360,200	(3,715)
21	Low Sulphur Gas Oil	Oct. 2016	966,101	953,925	12,176
14	Low Sulphur Gas Oil	Jun. 2017	593,171	665,350	(72,179)
14	Low Sulphur Gas Oil	Jun. 2018	631,410	697,200	(65,790)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jan. 2017	53,865	59,325	(5,460)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Feb. 2017	53,865	59,850	(5,985)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Commodity futures contracts open at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (continued):
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Mar. 2017	$53,865	$60,113	$(6,248)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Apr. 2017	53,865	59,938	(6,073)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	May 2017	53,865	60,375	(6,510)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jun. 2017	53,865	60,988	(7,123)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jul. 2017	53,865	61,599	(7,734)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Aug. 2017	53,865	62,387	(8,522)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Sep. 2017	53,865	63,699	(9,834)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Oct. 2017	53,865	64,575	(10,710)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Nov. 2017	53,865	65,451	(11,586)
5	Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Dec. 2017	53,865	66,324	(12,459)
	Mont Belvieu LDH Propane 5 Decimal (OPIS)
10	Swap	Jun. 2017	211,900	222,600	(10,700)
40	Natural Gas	Oct. 2016	1,100,905	1,179,200	(78,295)
10	Natural Gas	Dec. 2016	305,038	331,900	(26,862)
45	Natural Gas	Jan. 2017	1,438,939	1,550,700	(111,761)
32	Natural Gas	Mar. 2017	922,769	1,077,760	(154,991)
7	Natural Gas	Oct. 2017	186,300	216,860	(30,560)
3	Natural Gas	Mar. 2018	90,350	98,280	(7,930)
12	No. 2 Soft Red Winter Wheat	Sep. 2016	299,682	267,300	32,382
69	No. 2 Soft Red Winter Wheat	Dec. 2016	1,796,934	1,605,975	190,959
3	No. 2 Soft Red Winter Wheat	Jul. 2017	76,693	75,300	1,393
4	NY Harbor ULSD	Sep. 2016	254,213	253,394	819
13	NY Harbor ULSD	Oct. 2016	853,069	833,687	19,382
2	NY Harbor ULSD Crack Spread	Oct. 2017	32,150	31,180	970
2	NY Harbor ULSD Crack Spread	Nov. 2017	32,150	31,440	710
2	NY Harbor ULSD Crack Spread	Dec. 2017	32,150	31,740	410
8	Silver	Dec. 2016	669,823	747,760	(77,937)
4	Soybean	Aug. 2016	234,363	234,850	(487)
10	Soybean Meal	Oct. 2016	398,392	401,100	(2,708)
1	Soybean Oil	Dec. 2016	19,649	19,242	407
9	WTI Crude	Nov. 2016	452,751	451,170	1,581
32	WTI Crude	Dec. 2016	1,606,365	1,619,840	(13,475)
14	WTI Crude	Jun. 2017	741,068	730,520	10,548
99	WTI Crude	Dec. 2017	4,584,719	5,256,900	(672,181)
5	WTI Crude	Jun. 2018	244,392	268,250	(23,858)
6	WTI Crude	Dec. 2018	328,928	325,560	3,368

					(2,448,314)

					$(14,492)

Cash of $6,180,000 and $2,917,000 have been segregated by Citigroup Global Markets and Goldman Sachs & Co., respectively, and U.S. Treasury Obligations with an aggregate market value of $1,013,531 and $19,574,909 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., to cover requirements for open futures contracts as of June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/16	BNP Paribas	AUD	2,482	$1,837,921	$1,850,726	$12,805
Expiring 07/05/16	Citigroup Global Markets	AUD	4,733	3,546,162	3,529,204	(16,958)
Expiring 07/05/16	Hong Kong & Shanghai Bank	AUD	7,405	5,465,742	5,521,606	55,864
Expiring 07/05/16	Hong Kong & Shanghai Bank	AUD	2,801	2,096,389	2,088,591	(7,798)
Expiring 07/05/16	JPMorgan Chase	AUD	3,476	2,587,393	2,591,911	4,518
Expiring 07/05/16	Standard Chartered PLC	AUD	4,300	3,257,158	3,206,334	(50,824)
Expiring 07/05/16	UBS AG	AUD	2,615	1,933,662	1,949,899	16,237
Expiring 08/02/16	JPMorgan Chase	AUD	6,397	4,763,923	4,764,895	972

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real,
Expiring 07/05/16	BNP Paribas	BRL	2,291	$713,818	$712,112	$(1,706)
Expiring 07/05/16	Deutsche Bank	BRL	135,800	42,307,932	42,206,794	(101,138)
Expiring 07/05/16	JPMorgan Chase	BRL	203,100	56,588,003	63,123,710	6,535,707
Expiring 07/05/16	JPMorgan Chase	BRL	2,291	629,351	712,112	82,761
Expiring 07/05/16	Morgan Stanley	BRL	67,300	20,967,038	20,916,916	(50,122)
Expiring 08/02/16	BNP Paribas	BRL	2,291	667,098	705,748	38,650
British Pound,
Expiring 07/05/16	JPMorgan Chase	GBP	5,437	7,849,897	7,238,360	(611,537)
Expiring 07/05/16	JPMorgan Chase	GBP	1,734	2,458,586	2,308,500	(150,086)
Expiring 07/05/16	JPMorgan Chase	GBP	1,215	1,620,452	1,617,548	(2,904)
Expiring 07/05/16	JPMorgan Chase	GBP	782	1,143,352	1,041,089	(102,263)
Expiring 07/05/16	JPMorgan Chase	GBP	629	831,557	837,397	5,840
Expiring 07/05/16	UBS AG	GBP	4,381	6,317,157	5,832,492	(484,665)
Expiring 07/05/16	UBS AG	GBP	1,490	2,111,069	1,983,659	(127,410)
Expiring 08/02/16	JPMorgan Chase	GBP	4,243	5,704,318	5,650,184	(54,134)
Canadian Dollar,
Expiring 07/05/16	Citigroup Global Markets	CAD	21,136	16,253,122	16,359,761	106,639
Expiring 07/14/16	Toronto Dominion	CAD	624	486,873	482,932	(3,941)
Chinese Renminbi,
Expiring 08/19/16	Standard Chartered PLC	CNH	16,618	2,538,215	2,488,331	(49,884)
Expiring 09/26/16	Citigroup Global Markets	CNH	17,445	2,559,000	2,607,633	48,633
Expiring 09/26/16	UBS AG	CNH	1,476	216,000	220,654	4,654
Expiring 10/11/16	Goldman Sachs & Co.	CNH	18,921	2,785,345	2,826,121	40,776
Expiring 10/11/16	Standard Chartered PLC	CNH	6,557	981,186	979,356	(1,830)
Expiring 12/05/16	BNP Paribas	CNH	22,383	3,278,073	3,333,745	55,672
Expiring 12/05/16	Deutsche Bank AG	CNH	34,877	5,121,966	5,194,687	72,721
Expiring 12/05/16	JPMorgan Chase	CNH	60,179	8,793,556	8,963,200	169,644
Expiring 12/05/16	JPMorgan Chase	CNH	16,553	2,408,591	2,465,461	56,870
Expiring 12/07/16	BNP Paribas	CNH	20,007	2,927,508	2,979,536	52,028
Euro,
Expiring 07/05/16	Barclays Capital Group	EUR	21,046	23,277,068	23,360,472	83,404
Expiring 07/05/16	Citigroup Global Markets	EUR	1,533	1,739,597	1,701,573	(38,024)
Expiring 07/05/16	Citigroup Global Markets	EUR	1,334	1,487,648	1,480,691	(6,957)
Expiring 07/05/16	Citigroup Global Markets	EUR	1,247	1,404,401	1,384,124	(20,277)
Expiring 07/05/16	Goldman Sachs & Co.	EUR	15,967	18,052,514	17,722,778	(329,736)
Expiring 07/05/16	Goldman Sachs & Co.	EUR	1,482	1,681,108	1,644,965	(36,143)
Expiring 07/05/16	Goldman Sachs & Co.	EUR	1,380	1,528,405	1,531,749	3,344
Expiring 07/05/16	JPMorgan Chase	EUR	769	866,459	853,562	(12,897)
Expiring 08/02/16	Citigroup Global Markets	EUR	14,710	16,328,546	16,344,661	16,115
Indian Rupee,
Expiring 08/18/16	Citigroup Global Markets	INR	26,696	394,827	392,029	(2,798)
Japanese Yen,
Expiring 07/05/16	BNP Paribas	JPY	991,300	9,505,144	9,601,080	95,936
Expiring 07/05/16	BNP Paribas	JPY	803,600	7,697,134	7,783,141	86,007
Expiring 07/05/16	BNP Paribas	JPY	170,400	1,676,354	1,650,383	(25,971)
Expiring 07/05/16	Citigroup Global Markets	JPY	109,000	1,011,770	1,055,702	43,932
Expiring 07/05/16	Goldman Sachs & Co.	JPY	428,700	4,109,636	4,152,106	42,470
Expiring 07/05/16	JPMorgan Chase	JPY	847,300	8,135,515	8,206,390	70,875
Expiring 07/05/16	JPMorgan Chase	JPY	115,400	1,107,880	1,117,688	9,808
Expiring 07/05/16	Morgan Stanley	JPY	145,600	1,375,214	1,410,186	34,972
Expiring 07/05/16	Standard Chartered PLC	JPY	919,828	9,026,771	8,908,848	(117,923)
Expiring 07/05/16	Standard Chartered PLC	JPY	175,822	1,725,440	1,702,899	(22,541)
Expiring 08/02/16	BNP Paribas	JPY	250,500	2,442,254	2,428,323	(13,931)
Malaysian Ringgit,
Expiring 07/28/16	Standard Chartered PLC	MYR	1,794	440,000	444,162	4,162
Expiring 07/28/16	UBS AG	MYR	1,163	285,000	287,872	2,872
Expiring 08/10/16	Citigroup Global Markets	MYR	8,145	1,989,000	2,014,608	25,608
Expiring 08/10/16	JPMorgan Chase	MYR	8,997	2,180,000	2,225,321	45,321

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Malaysian Ringgit (continued),
Expiring 08/10/16	Standard Chartered PLC	MYR	4,529	$1,096,000	$1,120,276	$24,276
Mexican Peso,
Expiring 07/07/16	Goldman Sachs & Co.	MXN	27,631	1,519,000	1,510,336	(8,664)
Expiring 08/25/16	Barclays Capital Group	MXN	2,006	107,192	109,097	1,905
Expiring 08/25/16	Citigroup Global Markets	MXN	7,875	429,279	428,286	(993)
Expiring 08/25/16	Citigroup Global Markets	MXN	4,923	264,483	267,740	3,257
Expiring 08/25/16	Credit Suisse First Boston Corp.	MXN	7,967	416,447	433,289	16,842
Expiring 08/25/16	Deutsche Bank AG	MXN	8,962	476,906	487,403	10,497
Expiring 08/25/16	Hong Kong & Shanghai Bank	MXN	70,208	3,733,183	3,818,298	85,115
Expiring 08/25/16	JPMorgan Chase	MXN	249,526	13,118,448	13,570,599	452,151
Expiring 08/25/16	JPMorgan Chase	MXN	18,591	998,469	1,011,081	12,612
Expiring 08/25/16	JPMorgan Chase	MXN	4,749	254,353	258,277	3,924
Expiring 08/25/16	JPMorgan Chase	MXN	3,325	180,943	180,832	(111)
New Taiwanese Dollar,
Expiring 08/18/16	JPMorgan Chase	TWD	171,790	5,312,000	5,331,442	19,442
Russian Ruble,
Expiring 07/15/16	UBS AG	RUB	645,628	9,564,507	10,055,143	490,636
Expiring 09/15/16	JPMorgan Chase	RUB	645,628	9,864,599	9,888,912	24,313
Singapore Dollar,
Expiring 08/18/16	JPMorgan Chase	SGD	14,001	10,274,000	10,388,696	114,696
Expiring 08/18/16	JPMorgan Chase	SGD	3,826	2,839,543	2,838,797	(746)
Expiring 08/18/16	JPMorgan Chase	SGD	3,817	2,813,610	2,832,119	18,509
South African Rand,
Expiring 08/10/16	Citigroup Global Markets	ZAR	1,608	104,334	108,240	3,906
South Korean Won,
Expiring 08/18/16	Citigroup Global Markets	KRW	621,122	527,000	538,942	11,942
Expiring 08/18/16	Deutsche Bank AG	KRW	260,205	221,000	225,778	4,778
Expiring 08/18/16	Goldman Sachs & Co.	KRW	8,701,080	7,440,000	7,549,842	109,842
Expiring 08/18/16	Hong Kong & Shanghai Bank	KRW	1,790,105	1,510,000	1,553,257	43,257
Expiring 08/18/16	Standard Chartered PLC	KRW	1,282,155	1,084,000	1,112,514	28,514
Expiring 08/18/16	Standard Chartered PLC	KRW	458,250	390,000	397,619	7,619

				$417,754,394	$424,713,332	$6,958,938

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/16	Hong Kong & Shanghai Bank	AUD	502	$371,244	$374,321	$(3,077)
Expiring 07/05/16	JPMorgan Chase	AUD	4,827	3,499,131	3,599,296	(100,165)
Expiring 07/05/16	JPMorgan Chase	AUD	1,709	1,270,797	1,274,332	(3,535)
Expiring 07/05/16	Standard Chartered PLC	AUD	11,585	8,324,112	8,638,460	(314,348)
Expiring 07/05/16	Standard Chartered PLC	AUD	6,837	5,069,303	5,098,071	(28,768)
Expiring 07/05/16	Standard Chartered PLC	AUD	2,352	1,748,153	1,753,790	(5,637)
Expiring 08/02/16	BNP Paribas	AUD	2,482	1,836,060	1,848,753	(12,693)
Expiring 08/12/16	Citigroup Global Markets	AUD	980	716,667	729,691	(13,024)
Brazilian Real,
Expiring 07/05/16	BNP Paribas	BRL	2,291	672,305	712,112	(39,807)
Expiring 07/05/16	Deutsche Bank AG	BRL	135,800	32,943,398	42,206,794	(9,263,396)
Expiring 07/05/16	JPMorgan Chase	BRL	205,391	63,988,789	63,835,822	152,967
Expiring 07/05/16	Morgan Stanley	BRL	67,300	17,218,001	20,916,916	(3,698,915)
Expiring 10/04/16	BNP Paribas	BRL	22,900	5,616,875	6,921,037	(1,304,162)
Expiring 10/04/16	Citigroup Global Markets	BRL	45,700	11,072,346	13,811,851	(2,739,505)
Expiring 10/04/16	JPMorgan Chase	BRL	46,800	11,137,554	14,144,303	(3,006,749)
Expiring 10/04/16	Morgan Stanley	BRL	21,100	5,086,789	6,377,025	(1,290,236)
Expiring 10/04/16	UBS AG	BRL	22,900	5,620,322	6,921,037	(1,300,715)
Expiring 01/04/17	BNP Paribas	BRL	49,000	11,391,375	14,418,523	(3,027,148)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 07/05/17	JPMorgan Chase	BRL	228,000	$57,912,116	$64,108,152	$(6,196,036)
British Pound,
Expiring 07/05/16	Citigroup Global Markets	GBP	4,145	5,985,751	5,518,301	467,450
Expiring 07/05/16	Citigroup Global Markets	GBP	926	1,312,076	1,232,797	79,279
Expiring 07/05/16	JPMorgan Chase	GBP	7,921	11,282,857	10,545,347	737,510
Expiring 07/05/16	JPMorgan Chase	GBP	3,800	5,555,929	5,058,997	496,932
Expiring 07/05/16	JPMorgan Chase	GBP	1,964	2,596,468	2,614,703	(18,235)
Expiring 07/05/16	JPMorgan Chase	GBP	854	1,216,544	1,136,943	79,601
Expiring 07/05/16	JPMorgan Chase	GBP	143	190,720	190,378	342
Expiring 07/05/16	Morgan Stanley	GBP	54,974	80,783,743	73,187,714	7,596,029
Expiring 07/27/16	Citigroup Global Markets	GBP	2,767	4,009,147	3,684,592	324,555
Expiring 08/02/16	Citigroup Global Markets	GBP	292	393,780	388,842	4,938
Expiring 08/02/16	Standard Chartered PLC	GBP	55,328	74,304,397	73,677,440	626,957
Canadian Dollar,
Expiring 07/05/16	JPMorgan Chase	CAD	21,136	16,119,409	16,359,761	(240,352)
Expiring 08/02/16	Citigroup Global Markets	CAD	21,136	16,254,622	16,361,501	(106,879)
Chinese Renminbi,
Expiring 08/19/16	UBS AG	CNH	54,249	8,289,147	8,123,259	165,888
Expiring 09/26/16	Goldman Sachs & Co.	CNH	18,921	2,789,451	2,828,286	(38,835)
Expiring 10/11/16	BNP Paribas	CNH	22,383	3,294,963	3,343,200	(48,237)
Expiring 10/11/16	BNP Paribas	CNH	20,007	2,943,877	2,988,293	(44,416)
Expiring 12/05/16	Morgan Stanley	CNH	133,991	20,140,000	19,957,092	182,908
Expiring 12/07/16	Hong Kong & Shanghai Bank	CNH	20,007	3,011,000	2,979,536	31,464
Expiring 01/06/17	Citigroup Global Markets	CNH	4,911	707,000	730,112	(23,112)
Expiring 01/06/17	JPMorgan Chase	CNH	6,573	952,000	977,247	(25,247)
Danish Krone,
Expiring 07/05/16	Citigroup Global Markets	DKK	1,290	193,745	192,517	1,228
Expiring 10/03/16	Hong Kong & Shanghai Bank	DKK	1,290	193,302	193,193	109
Expiring 10/03/16	JPMorgan Chase	DKK	5,265	788,323	788,495	(172)
Expiring 01/03/17	Societe Generale	DKK	5,454	834,962	820,031	14,931
Expiring 01/03/17	UBS AG	DKK	13,825	2,113,392	2,078,647	34,745
Expiring 01/03/17	UBS AG	DKK	4,145	630,320	623,218	7,102
Expiring 04/03/17	Bank of America	DKK	5,518	835,473	833,006	2,467
Expiring 04/03/17	BNP Paribas	DKK	17,264	2,623,884	2,606,059	17,825
Expiring 04/03/17	BNP Paribas	DKK	13,485	2,060,003	2,035,606	24,397
Expiring 04/03/17	UBS AG	DKK	2,860	434,559	431,726	2,833
Euro,
Expiring 07/05/16	BNP Paribas	EUR	725	814,171	804,723	9,448
Expiring 07/05/16	Citigroup Global Markets	EUR	4,982	5,566,622	5,529,835	36,787
Expiring 07/05/16	Goldman Sachs & Co.	EUR	174,477	194,642,005	193,663,000	979,005
Expiring 07/05/16	Goldman Sachs & Co.	EUR	18,264	20,375,037	20,272,555	102,482
Expiring 07/05/16	UBS AG	EUR	7,088	7,812,401	7,867,417	(55,016)
Expiring 07/05/16	UBS AG	EUR	3,520	3,879,748	3,907,070	(27,322)
Expiring 07/27/16	BNP Paribas	EUR	2,104	2,361,710	2,336,944	24,766
Expiring 07/27/16	JPMorgan Chase	EUR	5,108	5,772,564	5,673,975	98,589
Expiring 07/27/16	JPMorgan Chase	EUR	53	59,793	59,323	470
Expiring 08/02/16	Barclays Capital Group	EUR	21,046	23,301,082	23,384,947	(83,865)
Expiring 08/02/16	Standard Chartered PLC	EUR	164,298	182,773,310	182,555,747	217,563
Hungarian Forint,
Expiring 08/10/16	UBS AG	HUF	2,927	10,759	10,286	473
Japanese Yen,
Expiring 07/05/16	Citigroup Global Markets	JPY	17,100	159,897	165,620	(5,723)
Expiring 07/05/16	JPMorgan Chase	JPY	16,200	155,547	156,902	(1,355)
Expiring 07/05/16	Morgan Stanley	JPY	142,522	1,293,258	1,380,378	(87,120)
Expiring 07/05/16	UBS AG	JPY	4,036,228	36,699,487	39,092,247	(2,392,760)
Expiring 07/05/16	UBS AG	JPY	494,900	4,534,472	4,793,275	(258,803)
Expiring 08/02/16	Standard Chartered PLC	JPY	919,828	9,036,260	8,916,724	119,536
Expiring 08/02/16	Standard Chartered PLC	JPY	175,822	1,727,254	1,704,405	22,849

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Malaysian Ringgit,
Expiring 08/10/16	UBS AG	MYR	32,974	$8,104,750	$8,155,972	$(51,222)
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	3,467	199,113	189,210	9,903
Expiring 08/25/16	Hong Kong & Shanghai Bank	MXN	78,962	4,218,520	4,294,389	(75,869)
Expiring 08/25/16	JPMorgan Chase	MXN	416,283	22,985,137	22,639,771	345,366
Expiring 08/25/16	JPMorgan Chase	MXN	109,247	6,032,096	5,941,460	90,636
Expiring 08/25/16	JPMorgan Chase	MXN	49,287	2,679,326	2,680,499	(1,173)
Expiring 08/25/16	JPMorgan Chase	MXN	24,483	1,309,452	1,331,520	(22,068)
Expiring 08/25/16	Royal Bank of Canada	MXN	26,927	1,469,000	1,464,426	4,574
New Taiwanese Dollar,
Expiring 08/18/16	Goldman Sachs & Co.	TWD	86,971	2,690,510	2,699,105	(8,595)
Expiring 08/18/16	Goldman Sachs & Co.	TWD	3,997	123,065	124,050	(985)
Expiring 08/18/16	Morgan Stanley	TWD	259,390	7,895,000	8,050,080	(155,080)
New Zealand Dollar,
Expiring 07/05/16	JPMorgan Chase	NZD	6,808	4,583,093	4,859,618	(276,525)
Expiring 08/02/16	UBS AG	NZD	6,808	4,808,402	4,852,378	(43,976)
Russian Ruble,
Expiring 07/15/16	JPMorgan Chase	RUB	645,628	10,020,613	10,055,142	(34,529)
Expiring 08/19/16	JPMorgan Chase	RUB	689,638	10,080,217	10,639,074	(558,857)
Singapore Dollar,
Expiring 08/18/16	Citigroup Global Markets	SGD	32,038	23,592,916	23,771,401	(178,485)
Expiring 08/18/16	Morgan Stanley	SGD	7,664	5,548,000	5,686,133	(138,133)
South African Rand,
Expiring 08/10/16	Goldman Sachs & Co.	ZAR	7,904	507,802	532,034	(24,232)
Expiring 08/10/16	Societe Generale	ZAR	3,561	231,208	239,724	(8,516)
South Korean Won,
Expiring 08/18/16	Goldman Sachs & Co.	KRW	24,257,666	20,929,824	21,048,140	(118,316)
Expiring 08/18/16	Goldman Sachs & Co.	KRW	735,173	618,000	637,902	(19,902)
Expiring 08/18/16	JPMorgan Chase	KRW	3,779,815	3,167,000	3,279,708	(112,708)
Expiring 08/18/16	JPMorgan Chase	KRW	242,474	208,374	210,393	(2,019)
Expiring 08/18/16	Standard Chartered PLC	KRW	3,121,724	2,667,000	2,708,689	(41,689)
Thai Baht,
Expiring 08/18/16	Standard Chartered PLC	THB	3,739	105,963	106,317	(354)

				$1,164,085,939	$1,188,649,633	(24,563,694)

						$(17,604,756)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
EUR	3,800	09/15/16	0.305%	Eurozone HICP Ex Tobacco Index(2)	$(15,238)	$237	$(15,475)	Citigroup Global Markets
EUR	1,400	10/15/17	0.525%	Eurozone HICP Ex Tobacco Index(2)	(7,909)	702	(8,611)	UBS AG
EUR	700	10/15/17	0.580%	Eurozone HICP Ex Tobacco Index(2)	(4,820)	—	(4,820)	JPMorgan Chase
EUR	400	10/15/17	0.580%	Eurozone HICP Ex Tobacco Index(2)	(2,754)	(46)	(2,708)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
EUR	300	10/15/17	0.550%	Eurozone HICP Ex Tobacco Index(2)	$(1,863)	$—	$(1,863)	BNP Paribas
EUR	100	10/15/17	0.570%	Eurozone HICP Ex Tobacco Index(2)	(666)	—	(666)	Deutsche Bank AG
EUR	6,900	05/15/18	0.830%	Eurozone HICP Ex Tobacco Index(1)	(9,148)	—	(9,148)	Citigroup Global Markets
EUR	200	08/15/18	0.655%	Eurozone HICP Ex Tobacco Index(2)	(1,779)	(263)	(1,516)	Citigroup Global Markets
EUR	900	09/15/18	0.610%	Eurozone HICP Ex Tobacco Index(2)	(6,621)	—	(6,621)	UBS AG
EUR	400	09/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(3,489)	(344)	(3,145)	Goldman Sachs & Co.
EUR	400	09/15/18	0.623%	Eurozone HICP Ex Tobacco Index(2)	(3,113)	38	(3,151)	Morgan Stanley
EUR	300	09/15/18	0.605%	Eurozone HICP Ex Tobacco Index(2)	(2,156)	—	(2,156)	Deutsche Bank AG
EUR	100	09/15/18	0.640%	Eurozone HICP Ex Tobacco Index(2)	(838)	—	(838)	Citigroup Global Markets
EUR	800	10/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(6,367)	388	(6,755)	Deutsche Bank AG
EUR	300	10/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(2,388)	—	(2,388)	Citigroup Global Markets
EUR	2,720	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	(8,376)	—	(8,376)	Citigroup Global Markets
EUR	1,200	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	(3,696)	—	(3,696)	Morgan Stanley
EUR	800	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	(2,464)	—	(2,464)	BNP Paribas
EUR	200	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	(616)	—	(616)	Deutsche Bank AG
EUR	5,200	05/15/21	0.880%	Eurozone HICP Ex Tobacco Index(2)	(27,299)	—	(27,299)	Citigroup Global Markets
EUR	1,300	05/15/26	1.178%	Eurozone HICP Ex Tobacco Index(1)	21,453	(200)	21,653	Citigroup Global Markets
EUR	400	06/15/26	1.090%	Eurozone HICP Ex Tobacco Index(2)	(3,134)	(773)	(2,361)	Citigroup Global Markets
EUR	300	06/15/26	1.090%	Eurozone HICP Ex Tobacco Index(2)	(2,350)	—	(2,350)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
EUR	300	06/15/26	1.090%	Eurozone HICP Ex Tobacco Index(2)	$(2,350)	$(572)	$(1,778)	Deutsche Bank AG
EUR	300	06/15/26	1.090%	Eurozone HICP Ex Tobacco Index(2)	(2,350)	98	(2,448)	BNP Paribas
GBP	7,070	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	494,496	—	494,496	Goldman Sachs & Co.
GBP	1,000	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	69,889	—	69,889	Citigroup Global Markets
GBP	2,100	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	211,574	—	211,574	Morgan Stanley
GBP	1,300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	141,881	—	141,881	Citigroup Global Markets
GBP	500	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	54,920	—	54,920	Credit Suisse First Boston Corp.
GBP	2,600	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	304,715	(2,411)	307,126	Citigroup Global Markets
GBP	1,200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	150,808	830	149,978	Citigroup Global Markets
GBP	1,200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	140,638	3,737	136,901	Goldman Sachs & Co.
GBP	1,100	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	128,918	5,148	123,770	BNP Paribas
GBP	900	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	113,106	249	112,857	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
GBP	2,940	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$268,295	$(9,203)	$277,498	Goldman Sachs & Co.
GBP	1,800	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	164,262	3,167	161,095	Deutsche Bank AG
GBP	1,500	08/15/30	3.330%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	136,885	(4,948)	141,833	Citigroup Global Markets
GBP	1,000	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	77,425	—	77,425	JPMorgan Chase
GBP	400	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	30,970	—	30,970	Citigroup Global Markets
GBP	200	12/15/30	3.300%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	14,460	881	13,579	BNP Paribas
GBP	300	04/15/31	3.140%	UK Retail Price Index(1)	5,377	—	5,377	Citigroup Global Markets
GBP	1,000	06/15/31	3.100%	Eurozone HICP Ex Tobacco Index(1)	(3,268)	—	(3,268)	Deutsche Bank AG
GBP	700	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	89,843	—	89,843	Goldman Sachs & Co.
GBP	1,700	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	362,113	20,574	341,539	Bank of America
GBP	1,070	05/15/46	3.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	(25,256)	18,236	(43,492)	Goldman Sachs & Co.
GBP	400	06/15/46	3.120%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	2,916	—	2,916	Goldman Sachs & Co.
	3,400	10/23/16	1.935%	CPI Urban Consumers(2)	(92,145)	(10,030)	(82,115)	Royal Bank of Scotland Group PLC
	3,400	11/29/16	1.825%	CPI Urban Consumers(2)	(80,563)	(1,023)	(79,540)	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
2,300	02/12/17	2.415%	CPI Urban Consumers(2)	$(119,676)	$—	$(119,676)	Goldman Sachs & Co.
5,100	04/15/17	1.715%	CPI Urban Consumers(2)	15,538	—	15,538	Bank of America
9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(519,787)	19,486	(539,273)	Royal Bank of Scotland Group PLC
1,700	10/16/17	1.010%	CPI Urban Consumers(2)	10,802	—	10,802	Bank of America
3,600	11/02/17	1.130%	CPI Urban Consumers(2)	18,913	—	18,913	Royal Bank of Scotland Group PLC
12,700	04/15/18	2.033%	CPI Urban Consumers(2)	(559,301)	—	(559,301)	Goldman Sachs & Co.
1,300	05/23/18	1.580%	CPI Urban Consumers(2)	(760)	—	(760)	Bank of America
1,100	06/07/18	1.570%	CPI Urban Consumers(2)	(461)	—	(461)	Bank of America
1,700	10/01/18	2.175%	CPI Urban Consumers(2)	(85,122)	(1,059)	(84,063)	Goldman Sachs & Co.
2,000	11/01/18	2.173%	CPI Urban Consumers(2)	(100,623)	—	(100,623)	Deutsche Bank AG
800	03/04/19	1.725%	CPI Urban Consumers(2)	(11,339)	—	(11,339)	Deutsche Bank AG
13,500	11/23/20	1.570%	CPI Urban Consumers(2)	(58,943)	—	(58,943)	Bank of America
4,100	06/30/21	1.490%	CPI Urban Consumers(1)	19,071	—	19,071	Bank of America
11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(1,429,709)	173,576	(1,603,285)	BNP Paribas
2,200	07/15/22	2.500%	CPI Urban Consumers(2)	(285,942)	39,860	(325,802)	Deutsche Bank AG
300	08/26/25	1.730%	CPI Urban Consumers(2)	(5,091)	—	(5,091)	Bank of America

				$(450,502)	$256,335	$(706,837)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
208,700	12/12/17	0.950%	3 Month LIBOR(2)	$(147,134)	$(630,051)	$(482,917)
1,200	04/05/18	0.996%	3 Month LIBOR(2)	—	(2,748)	(2,748)
13,000	06/15/21	2.000%	3 Month LIBOR(2)	(422,500)	(654,211)	(231,711)
10,000	06/15/21	2.000%	3 Month LIBOR(2)	(324,970)	(485,658)	(160,688)
131,425	12/31/21	1.787%	3 Month LIBOR(2)	(67,161)	(5,407,955)	(5,340,794)
15,300	12/31/21	1.850%	3 Month LIBOR(2)	—	(682,187)	(682,187)
58,900	05/31/22	1.741%	3 Month LIBOR(2)	399,343	(2,367,746)	(2,767,089)
30,050	05/31/22	2.237%	3 Month LIBOR(2)	(78,799)	(2,086,072)	(2,007,273)
54,300	08/31/22	2.013%	3 Month LIBOR(2)	(165,854)	(3,397,428)	(3,231,574)
21,100	08/31/22	1.788%	3 Month LIBOR(2)	—	(1,013,211)	(1,013,211)
18,720	11/30/22	1.982%	3 Month LIBOR(2)	—	(1,046,097)	(1,046,097)
11,100	12/16/22	2.250%	3 Month LIBOR(1)	77,072	786,848	709,776
11,225	12/31/22	1.416%	3 Month LIBOR(2)	—	(215,112)	(215,112)
8,200	12/31/22	1.409%	3 Month LIBOR(2)	—	(153,434)	(153,434)
5,500	12/31/22	1.405%	3 Month LIBOR(2)	—	(101,529)	(101,529)
4,850	12/31/22	1.495%	3 Month LIBOR(2)	—	(117,398)	(117,398)
4,200	12/31/22	1.406%	3 Month LIBOR(2)	—	(77,924)	(77,924)
2,200	12/31/22	1.412%	3 Month LIBOR(2)	—	(41,544)	(41,544)
21,985	05/31/23	1.578%	3 Month LIBOR(2)	(19,454)	(579,720)	(560,266)
21,760	05/31/23	1.399%	3 Month LIBOR(2)	(2,805)	(319,535)	(316,730)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
	10,880	05/31/23	1.395%	3 Month LIBOR(2)	$—	$(157,078)	$(157,078)
	10,880	05/31/23	1.394%	3 Month LIBOR(2)	—	(156,306)	(156,306)
	10,540	05/31/23	1.513%	3 Month LIBOR(2)	—	(233,067)	(233,067)
	4,200	05/31/23	1.584%	3 Month LIBOR(2)	—	(112,243)	(112,243)
	12,200	08/05/25	2.350%	3 Month LIBOR(2)	—	(1,176,071)	(1,176,071)
	2,600	09/16/25	2.233%	3 Month LIBOR(2)	—	(218,504)	(218,504)
	2,100	09/16/25	2.225%	3 Month LIBOR(2)	—	(175,041)	(175,041)
	24,600	10/28/25	2.800%	3 Month LIBOR(2)	(158,337)	(1,219,072)	(1,060,735)
	14,050	03/16/26	2.400%	3 Month LIBOR(2)	—	(396,255)	(396,255)
	8,400	04/21/26	2.300%	3 Month LIBOR(2)	—	(192,430)	(192,430)
	9,700	04/27/26	2.300%	3 Month LIBOR(2)	—	(221,240)	(221,240)
	51,300	06/15/26	2.250%	3 Month LIBOR(2)	(155,473)	(4,323,045)	(4,167,572)
	4,700	06/15/26	2.250%	3 Month LIBOR(2)	(246,613)	(396,068)	(149,455)
CAD	14,600	04/17/18	0.900%	3 Month Canadian Bankers Acceptance(2)	4,315	6,157	1,842
CAD	1,600	12/15/25	2.300%	3 Month Canadian Bankers Acceptance(2)	(37,595)	(120,436)	(82,841)
EUR	6,760	06/28/20	(0.458)%	1 Day EONIA(2)	—	2,334	2,334
EUR	1,600	06/20/24	(0.050)%	1 Day EONIA(2)	—	(6,624)	(6,624)
EUR	2,210	02/23/26	0.324%	1 Day EONIA(2)	(1,788)	(65,972)	(64,184)
EUR	6,430	05/09/31	1.587%	6 Month EURIBOR(1)	—	159,784	159,784
EUR	1,740	06/29/31	0.678%	6 Month EURIBOR(2)	—	(20,739)	(20,739)
EUR	1,500	03/16/46	1.500%	6 Month EURIBOR(1)	61,244	(325,365)	(386,609)
EUR	4,040	05/09/46	1.357%	6 Month EURIBOR(2)	—	(191,475)	(191,475)
EUR	940	06/29/46	0.792%	6 Month EURIBOR(2)	—	23,860	23,860
GBP	77,100	09/21/18	1.000%	6 Month LIBOR(2)	(116,573)	(1,030,544)	(913,971)
GBP	8,800	12/21/18	0.750%	6 Month LIBOR(2)	(9,064)	(64,325)	(55,261)
GBP	13,800	12/17/19	2.250%	6 Month LIBOR(2)	(968,467)	(1,091,597)	(123,130)
GBP	785	09/07/25	1.477%	6 Month LIBOR(1)	—	50,217	50,217
GBP	4,440	09/16/25	2.000%	6 Month LIBOR(2)	160,964	(583,133)	(744,097)
GBP	1,140	03/18/45	2.000%	6 Month LIBOR(2)	29,381	(304,364)	(333,745)
JPY	7,535,000	12/20/19	0.250%	6 Month LIBOR(1)	17,937	1,074,002	1,056,065
JPY	2,130,000	09/18/20	0.500%	6 Month LIBOR(1)	207,703	605,215	397,512
JPY	120,000	09/18/23	1.000%	6 Month LIBOR(2)	(46,163)	(97,288)	(51,125)
JPY	11,020,000	06/19/33	1.500%	6 Month LIBOR(1)	7,749,895	26,029,929	18,280,034
JPY	1,260,000	06/17/35	1.250%	6 Month LIBOR(1)	1,672,772	2,677,281	1,004,509
JPY	220,000	12/21/45	1.500%	3 Month LIBOR(2)	(525,229)	(855,617)	(330,388)
MXN	189,300	07/28/17	4.388%	28 day Mexican interbank rate(1)	—	(44,123)	(44,123)
MXN	102,100	02/09/18	4.630%	28 day Mexican interbank rate(1)	3,511	(25,744)	(29,255)
MXN	19,500	02/05/20	5.270%	28 day Mexican interbank rate(1)	(9,488)	(1,551)	7,937
MXN	52,100	02/06/20	5.310%	28 day Mexican interbank rate(1)	(509)	(437)	72
MXN	25,200	07/13/22	5.940%	28 day Mexican interbank rate(1)	2,972	19,961	16,989
MXN	225,000	09/29/22	5.780%	28 day Mexican interbank rate(1)	(21,744)	53,429	75,173
MXN	129,900	12/27/24	5.795%	28 day Mexican interbank rate(1)	14,649	(73,571)	(88,220)
MXN	41,300	09/20/29	6.710%	28 day Mexican interbank rate(1)	88,366	81,695	(6,671)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
	19,800	12/16/20	2.000%	3 Month LIBOR(2)	$(484,119)	$(923,257)	$(439,138)
	66,400	06/28/21	1.450%	3 Month LIBOR(2)	—	(220,263)	(220,263)
	81,900	12/16/22	2.250%	3 Month LIBOR(2)	864,901	(5,939,345)	(6,804,246)
	2,300	10/02/25	2.350%	3 Month LIBOR(2)	—	(212,809)	(212,809)
	46,100	02/22/26	2.500%	3 Month LIBOR(2)	—	(1,534,614)	(1,534,614)
	18,600	06/15/26	2.250%	3 Month LIBOR(2)	62,350	(1,514,757)	(1,577,107)
	1,100	06/15/26	2.250%	3 Month LIBOR(2)	(47,014)	(89,559)	(42,545)
	41,000	12/21/26	1.750%	3 Month LIBOR(2)	(542,494)	(1,194,109)	(651,615)
	7,800	12/21/26	1.750%	3 Month LIBOR(2)	(117,488)	(204,658)	(87,170)
ZAR	64,300	08/26/20	7.855%	3 Month JIBAR(1)	(5,339)	8,136	13,475
ZAR	30,000	01/08/25	7.540%	3 Month JIBAR(1)	—	(87,887)	(87,887)
ZAR	4,000	01/12/25	7.430%	3 Month JIBAR(1)	—	(13,669)	(13,669)
ZAR	37,600	01/13/25	7.440%	3 Month JIBAR(1)	19,104	(126,873)	(145,977)
ZAR	8,700	01/11/26	9.330%	3 Month JIBAR(1)	(77)	42,458	42,535
ZAR	8,600	01/11/26	9.330%	3 Month JIBAR(1)	(76)	41,995	42,071

					$6,714,152	$(13,657,384)	$(20,371,536)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	6,000	$(183,914)	$(375,020)	$191,106	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(61,305)	(443)	(60,862)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(61,305)	(443)	(60,862)	Goldman Sachs & Co.
CMBX.NA.7.BBB-	01/17/47	3.000%	2,500	(253,147)	(229,781)	(23,366)	Bank of America
CMBX.NA.8.AAA	10/17/57	0.500%	5,000	(186,374)	(378,686)	192,312	Bank of America
CMBX.NA.8.AAA	10/17/57	0.500%	5,000	(186,374)	(320,139)	133,765	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	3,300	(123,008)	(172,053)	49,045	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	1,000	(37,274)	(51,756)	14,482	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	600	(22,365)	(41,882)	19,517	Bank of America

				$(1,115,066)	$(1,570,203)	$455,137

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.HY.26.5Y	06/20/21	5.000%		27,000	$424,380	$900,801	$476,421
CDX.IG.26.5Y	06/20/21	1.000%		10,500	66,569	108,340	41,771
iTraxx.25.5Y	06/20/21	5.000%	EUR	26,500	1,451,053	1,711,581	260,528
iTraxx.25.5Y	06/20/21	1.000%	EUR	22,500	180,629	194,549	13,920

					$2,122,631	$2,915,271	$792,640

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
BMW Finance	12/20/20	1.000%	EUR	3,000	0.655%	$52,352	$(46,565)	$98,917	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
Federal Republic of Brazil	12/20/18	1.000%		8,200	1.682%	$(133,480)	$(399,179)	$265,699	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	1.682%	(130,226)	(416,429)	286,203	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	1.682%	(115,575)	(314,358)	198,783	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	1.682%	(42,324)	(113,619)	71,295	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	1.682%	(8,139)	(19,296)	11,157	BNP Paribas
Federal Republic of .Brazil	12/20/18	1.000%		200	1.682%	(3,256)	(9,512)	6,256	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	1.682%	(3,256)	(9,593)	6,337	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	1.682%	(1,627)	(4,481)	2,854	Credit Suisse First Boston Corp.
Ford Motor Credit Co.	06/20/21	5.000%		2,400	1.403%	410,742	370,142	40,600	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%		9,070	1.023%	(6,107)	(18,396)	12,289	JPMorgan Chase
Petrobras International Finance Co.	03/20/20	1.000%		3,700	5.888%	(597,234)	(675,603)	78,369	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%		2,130	4.242%	(130,440)	(163,317)	32,877	Morgan Stanley
Republic of Italy	09/20/20	1.000%		4,380	1.413%	(71,678)	20,321	(91,999)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%		25,100	1.521%	(453,167)	(523,051)	69,884	Goldman Sachs & Co.
Republic of Italy	06/20/21	1.000%		17,700	1.521%	(319,371)	(342,493)	23,122	Citigroup Global Markets
Republic of Italy	06/20/21	1.000%		2,800	1.521%	(67,437)	(51,289)	(16,148)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%		2,100	1.521%	(50,567)	(34,645)	(15,922)	Bank of America
Telsco PLC	12/20/20	1.000%	EUR	2,200	2.545%	(159,651)	(204,376)	44,725	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		5,500	1.079%	(12,080)	47,913	(59,993)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		4,000	1.079%	(8,786)	33,866	(42,652)	Hong Kong & Shanghai Bank
United Mexican States	09/20/20	1.000%		4,600	1.333%	(61,422)	(83,981)	22,559	Hong Kong & Shanghai Bank
United Mexican States	12/20/20	1.000%		2,000	1.411%	(34,864)	(85,290)	50,426	Bank of America
Volkswagen International	12/20/16	1.000%	EUR	3,000	0.346%	11,366	(27,386)	38,752	JPMorgan Chase
Volkswagen International	12/20/16	1.000%	EUR	120	0.346%	455	(1,008)	1,463	Bank of America
Volkswagen International	12/20/17	1.000%	EUR	700	0.569%	5,194	(13,989)	19,183	BNP Paribas

						$(1,930,578)	$(3,085,614)	$1,155,036

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	0.056%	$(1,328)	$—	$(1,328)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued):
Cytec Industries, Inc.	09/20/17	1.000%	900	0.120%	$(9,995)	$82,545	$ (92,540)	Citigroup Global Markets

					$(11,323)	$82,545	$ (93,868)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Citigroup, Inc.	06/20/18	5.000%	5,170	$326,869	$333,630	$6,761
General Motors Co.	06/20/19	5.000%	3,450	385,972	387,179	1,207
General Motors Co.	06/20/21	5.000%	1,230	184,153	183,453	(700)

				$896,994	$904,262	$7,268

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
CDX.HY.26.5Y	06/20/21	5.000%	5,000	$(107,880)	$(168,204)	$(60,324)
CDX.NA.HY.26.V1	06/20/21	5.000%	13,900	(298,850)	(441,675)	(142,825)

				$(406,730)	$(609,879)	$(203,149)

Cash of $11,990,000 and $1,850,000 have been segregated by Citigroup Global Markets and Morgan Stanley, respectively, and U.S. Treasury Obligations with market values of $12,309,922 and $6,399,982 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amounts of the swaps, represents a

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,114	3 Month EURIBOR minus 24.50 bps	EUR	960	3 Month LIBOR	Citigroup Global Markets	01/16/17	$48,584	$—	$48,584
707	3 Month EURIBOR minus 21.25 bps	EUR	600	3 Month LIBOR	Citigroup Global Markets	01/16/17	41,496	—	41,496
1,009	3 Month LIBOR	EUR	905	(0.613)%	JPMorgan Chase	02/22/20	(467)	—	(467)
2,064	3 Month LIBOR minus 99.25 bps	JPY	232,000	3 Month JPY LIBOR	JPMorgan Chase	04/03/20	7,321	—	7,321
15,491	3 Month LIBOR minus 98.625 bps	JPY	1,690,000	3 Month JPY LIBOR	JPMorgan Chase	04/06/20	49,916	—	49,916
607	3 Month LIBOR	EUR	540	(0.443)%	JPMorgan Chase	08/22/21	727	—	727

							$147,577	$—	$147,577

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	08/15/16	1,806	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	$7,806	$—	$7,806
Bank of America	04/06/17	3,079	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32.5bps.	199,056	—	199,056
Bank of America	08/15/16	36,537	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42.5bps.	1,818,983	—	1,818,983
BNP Paribas	12/31/16	(12)	Pay $ 1.24 strike price and receive variance based on energy petroleum crack spread.	(2,509)	(6,780)	4,271
BNP Paribas	12/31/17	12	Pay $ 16.10 strike price and receive variance based on energy petroleum crack spread.	13,114	—	13,114
BNP Paribas	03/31/17	(6)	Pay $ 4.80 strike price and receive variance based on crack spread.	(2,626)	—	(2,626)
BNP Paribas	12/31/16	(9)	Pay $ 4.85 strike price and receive variance based on forward crack spread.	(5,827)	(4,860)	(967)
BNP Paribas	12/31/17	(8)	Pay $ 5.85 strike price and receive variance based on forward crack spread.	(6,417)	—	(6,417)
BNP Paribas	12/31/16	(40)	Pay $ 6.40 strike price and receive variance based on forward crack spread.	(47,329)	(17,340)	(29,989)
BNP Paribas	09/30/16	27	Pay $ 6.63 strike price and receive variance based on forward crack spread.	17,420	29,790	(12,370)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
BNP Paribas	08/15/16	(86)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index.	$(2,924)	$1,475	$(4,399)
BNP Paribas	08/15/16	93,637	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	405,463	—	405,463
BNP Paribas	08/15/16	10,693	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	46,162	1,698	44,464
BNP Paribas	08/15/16	4,859	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	26,835	—	26,835
Citigroup Global Markets	08/09/16	30,000	Pay fixed payments of 0.130% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA.	52,721	—	52,721
Citigroup Global Markets	08/15/16	4,039	Pay or receive amounts based on market fluctuation on Citi Congestion Alpha Index.	(191)	—	(191)
Citigroup Global Markets	08/15/16	4,036	Pay or receive amounts based on market fluctuation on Citi Congestion Alpha Index.	(300)	—	(300)
Citigroup Global Markets	08/15/16	56,303	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	237,696	—	237,696
Citigroup Global Markets	08/15/16	36,371	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	157,225	—	157,225
Credit Suisse First Boston Corp.	01/12/41	5,897	Receive fixed payments on the IOS.FN30.450.10 Index and pay variable payments based on the 1 month LIBOR.	(68,069)	(17,114)	(50,955)
Credit Suisse First Boston Corp.	06/07/17	7,880	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +20bps.	392,293	—	392,293
Credit Suisse First Boston Corp.	11/15/16	91,658	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +34bps.	4,563,185	—	4,563,185
Deutsche Bank AG	09/08/16	2,000	Pay variable payments on 1 Day USOIS plus 30 bps and receive fixed payments on the Treasury Strip.	74,676	—	74,676
Deutsche Bank AG	09/08/16	2,000	Pay variable payments on 1 Day USOIS plus 30 bps and receive fixed payments on the Treasury Strip.	70,120	—	70,120
Deutsche Bank AG	09/08/16	1,000	Pay variable payments on 1 Day USOIS plus 30 bps and receive fixed payments on the Treasury Strip.	31,857	—	31,857

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Deutsche Bank AG	09/08/16	1,000	Pay variable payments on 1 Day USOIS plus 30 bps and receive fixed payments on the Treasury Strip.	$24,334	$—	$24,334
Goldman Sachs & Co.	05/08/17	(8)	Pay $0.04000 strike and receive variance based on GOLDLNPM.	(28)	—	(28)
Goldman Sachs & Co.	12/07/16	(2)	Pay $0.052441 strike and receive variance based on Copper Futures.	(10,285)	—	(10,285)
Goldman Sachs & Co.	04/08/20	34	Pay $0.0625 strike and receive variance based on GOLDLNPM.	494	—	494
Goldman Sachs & Co.	04/16/20	56	Pay $0.0625 strike and receive variance based on GOLDLNPM.	796	—	796
Goldman Sachs & Co.	07/29/20	15	Pay $0.070225 strike and receive variance based on GOLDLNPM.	34,083	—	34,083
Goldman Sachs & Co.	03/24/20	7	Pay $0.077841 strike and receive variance based on GOLDLNPM.	24,217	—	24,217
Goldman Sachs & Co.	04/06/20	4	Pay $0.0784 strike and receive variance based on GOLDLNPM.	7,711	—	7,711
Goldman Sachs & Co.	04/09/20	4	Pay $0.0784 strike and receive variance based on GOLDLNPM.	7,648	—	7,648
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike and receive variance based on GOLDLNPM.	12,550	—	12,550
Goldman Sachs & Co.	04/14/20	4	Pay $0.078961 strike and receive variance based on GOLDLNPM.	7,806	—	7,806
Goldman Sachs & Co.	04/22/20	25	Pay $0.07980625 strike and receive variance based on GOLDLNPM.	55,900	—	55,900
Goldman Sachs & Co.	04/27/20	10	Pay $0.085849 strike and receive variance based on GOLDLNPM.	29,002	—	29,002
Goldman Sachs & Co.	04/28/20	8	Pay $0.087025 strike and receive variance based on GOLDLNPM.	24,978	—	24,978
Goldman Sachs & Co.	07/13/16	7	Pay $0.2245 strike and receive variance based on USD/BRL exchange rate.	30,666	—	30,666
Goldman Sachs & Co.	07/11/16	— (r)	Pay $1,002.00 strike and receive variance based on GOLDLNPM.	(108,182)	—	(108,182)
Goldman Sachs & Co.	12/31/16	3	Pay $35.50 strike price and receive variance based on metal Iron Ore.	33,310	8,100	25,210
Goldman Sachs & Co.	12/31/16	8	Pay $5.70 strike price and receive variance based on forward crack spread.	4,019	—	4,019
Goldman Sachs & Co.	07/11/16	— (r)	Pay $860.47 strike price and receive variance based on PLTMLNPM.	80,501	—	80,501
Goldman Sachs & Co.	08/15/16	4,122	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	17,820	—	17,820
Goldman Sachs & Co.	08/15/16	2,770	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	15,298	—	15,298
Goldman Sachs & Co.	08/15/16	(141)	Receive fixed payments on the JPMorgan NIC P Custom Index and pay variable payments based on the U.S. Treasury Bill.	(4,806)	(76)	(4,730)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
JPMorgan Chase	04/29/20	5	Pay $0.01089 strike and receive variance based on GOLDLNPM.	$23,118	$—	$23,118
JPMorgan Chase	07/24/20	7	Pay $0.09 strike and receive variance based on GOLDLNPM.	19,878	—	19,878
JPMorgan Chase	05/07/20	10	Pay $0.111556 strike and receive variance based on GOLDLNPM.	68,852	—	68,852
JPMorgan Chase	07/25/16	(66)	Pay $0.126025 strike price and receive variance based on the Sugar #11 Futures.	(1,342)	—	(1,342)
JPMorgan Chase	07/26/16	59	Pay $0.16 strike price and receive variance on the Natural Gas Futures.	173	—	173
JPMorgan Chase	12/31/16	90	Pay $3.70 strike price and receive variance based on crack spread.	44,948	—	44,948
JPMorgan Chase	12/31/16	3	Pay $42.80 strike price and receive variance based on metal Iron Ore.	14,364	—	14,364
JPMorgan Chase	12/31/17	(2)	Pay $5.85 strike price and receive variance based on forward crack spread.	(1,834)	—	(1,834)
JPMorgan Chase	12/31/16	(10)	Pay $6.50 strike price and receive variance based on forward crack spread.	(12,261)	(7,200)	(5,061)
JPMorgan Chase	09/30/16	(9)	Pay $7.69 strike price and receive variance based on forward crack spread.	(15,602)	—	(15,602)
JPMorgan Chase	08/15/16	5,005	Pay or receive amounts based on market value fluctuation of JPMorgan JMABCTNE Commodity Index.	2,969	—	2,969
JPMorgan Chase	08/15/16	18,031	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	77,944	—	77,944
JPMorgan Chase	08/15/16	9,400	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	467,873	—	467,873
JPMorgan Chase	08/15/16	9,002	Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on the U.S. Treasury Bill.	102,898	—	102,898
JPMorgan Chase	08/15/16	10,061	Receive fixed payments on the JPMorgan NIC P Custom Index and pay variable payments based on the U.S. Treasury Bill.	190,423	—	190,423
Morgan Stanley	03/31/17	(6)	Pay $4.66 strike price and receive variance based on crack spread.	(1,790)	—	(1,790)
Morgan Stanley	12/31/17	(10)	Pay $5.78 strike price and receive variance based on forward crack spread.	(6,667)	—	(6,667)
Morgan Stanley	12/31/17	(5)	Pay $5.80 strike price and receive variance based on forward crack spread.	(3,429)	—	(3,429)

				$9,236,767	$(12,307)	$9,249,074

(r)	Notional amount is less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reverse Repurchase Agreement outstanding at June 30, 2016:

Broker	Interest Rate	Trade Date	Value at June 30, 2016	Maturity Date	Cost
JPMorgan Chase Securities LLC	0.75%	01/05/2016	$5,604,000	06/10/2016	$5,604,000
Citigroup Global Markets	0.75%	12/10/2015	4,671,000	12/10/2017	4,671,000

			$10,275,000		$10,275,000

The aggregate value of Reverse Repurchase Agreements is $10,275,000. Corporate Bond with a market value of $10,755,171 has been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2016. Reverse repurchase agreements are subject to contractual netting arrangements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$998,147,071	$—	$—
Common Stocks	2,775,050,315	1,164,624,351	—
Exchange Traded Funds	787,564,424	—	—
Preferred Stocks	447,132	—	—
Rights	86,655	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	814,773	—
Collateralized Loan Obligations	—	164,717,856	4,495,500
Non-Residential Mortgage-Backed Securities	—	26,033,032	—
Residential Mortgage-Backed Securities	—	104,243,818	—
Bank Loans	—	22,925,889	2,725,750
Commercial Mortgage-Backed Securities	—	83,913,489	587,402
Corporate Bonds	—	950,824,827	—
Foreign Government Bonds	—	329,240,534	—
Municipal Bonds	—	29,214,522	—
Non-Corporate Foreign Agency	—	1,671,831	—
Residential Mortgage-Backed Securities	—	168,606,873	13,310,454
U.S. Government Agency Obligations	—	122,233,320	—
U.S. Treasury Obligations	—	928,606,212	—
Repurchase Agreements	—	13,300,000	—
Foreign Treasury Obligations	—	124,837,177	—
Options Purchased	372,053	1,947,821	—
U.S. Government Agency Obligations – Short	—	(3,320,284)	—
Options Written	(369,833)	(3,005,717)	—
Reverse Repurchase Agreements	—	(10,275,000)	—
Other Financial Instruments*
Financial Futures Contracts	22,569,410	—	—
Commodity Futures Contracts	(14,492)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(17,604,756)	—
OTC Interest Rate Swap Agreements	—	(450,502)	—
Centrally Cleared Interest Rate Swap Agreements	—	(20,371,536)	—
OTC Credit Default Swap Agreements	—	(3,056,967)	—
Centrally Cleared Credit Default Swap Agreements	—	596,759	—
OTC Currency Swap Agreements	—	147,577	—
OTC Total Return Swap Agreements	—	9,236,767	—

Total	$4,583,852,735	$4,189,652,666	$21,119,106

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	11.9%
U.S. Treasury Obligations	11.1
Exchange Traded Funds	9.4
Banks	5.2
Foreign Government Bonds	3.9
Residential Mortgage-Backed Securities	3.5
Pharmaceuticals	3.2
Internet Software & Services	2.6
Oil, Gas & Consumable Fuels	2.5
Insurance	2.3
Collateralized Loan Obligations	2.0
Software	2.0
Capital Markets	1.8
Semiconductors & Semiconductor Equipment	1.8
IT Services	1.7
Media	1.7
Real Estate Investment Trusts (REITs)	1.7
Foreign Treasury Obligations	1.5
U.S. Government Agency Obligations	1.4
Beverages	1.3
Chemicals	1.2
Electric Utilities	1.2
Diversified Financial Services	1.1
Food & Staples Retailing	1.1
Hotels, Restaurants & Leisure	1.1
Internet & Catalog Retail	1.1
Oil & Gas	1.1
Commercial Mortgage-Backed Securities	1.0
Food Products	1.0
Machinery	1.0
Health Care Equipment & Supplies	0.9
Industrial Conglomerates	0.9
Aerospace & Defense	0.8
Automobiles	0.8
Communications Equipment	0.8
Electronic Equipment, Instruments & Components	0.8
Airlines	0.7
Biotechnology	0.7
Health Care Providers & Services	0.7
Household Products	0.7
Air Freight & Logistics	0.6
Auto Components	0.6
Health Care Services	0.5
Specialty Retail	0.5
Telecommunications	0.5
Auto Manufacturers	0.4
Diversified Telecommunication Services	0.4
Electric	0.4
Personal Products	0.4
Real Estate Management & Development	0.4

Retail	0.4%
Trading Companies & Distributors	0.4
Consumer Finance	0.3
Energy Equipment & Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Leisure Products	0.3
Municipal Bonds	0.3
Non-Residential Mortgage-Backed Securities	0.3
Professional Services	0.3
Road & Rail	0.3
Technology Hardware, Storage & Peripherals	0.3
Tobacco	0.3
Building Materials	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Construction Materials	0.2
Containers & Packaging	0.2
Foods	0.2
Health Care Technology	0.2
Household Durables	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Mining	0.2
Multiline Retail	0.2
Multi-Utilities	0.2
Pipelines	0.2
Repurchase Agreements	0.2
Textiles, Apparel & Luxury Goods	0.2
Transportation	0.2
Wireless Telecommunication Services	0.2
Auto Parts & Equipment	0.1
Commercial Services	0.1
Computers	0.1
Electrical Equipment	0.1
Entertainment	0.1
Forest Products & Paper	0.1
Gas	0.1
Healthcare – Products	0.1
Home Builders	0.1
Housewares	0.1
Internet	0.1
Metals & Mining	0.1
Paper & Forest Products	0.1
Semiconductors	0.1
Technology	0.1
Thrifts & Mortgage Finance	0.1

105.1%
Options Written	(0.1)
Liabilities in excess of other assets	(5.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker — variation margin futures	$3,278,246	*	Due from/to broker — variation margin futures	$3,292,738	*
Commodity contracts	Unrealized appreciation on OTC swap agreements	2,258,347		Unrealized depreciation on OTC swap agreements	216,209
Commodity contracts	Premiums paid for OTC swap agreements	41,063		Premiums received for OTC swap agreements	36,256
Commodity contracts	Unaffiliated investments	371,365		Options written outstanding, at value	297,211
Credit contracts	Due from/to broker — variation margin swaps	800,608	*	Due from/to broker — variation margin swaps	203,849	*
Credit contracts	Unrealized appreciation on OTC swap agreements	1,981,977		Unrealized depreciation on OTC swap agreements	465,672
Credit contracts	Premiums paid for OTC swap agreements	554,787		Premiums received for OTC swap agreements	5,128,059
Credit contracts	—	—		Options written outstanding, at value	25,293
Equity contracts	Due from/to broker — variation margin futures	248,394	*	Due from/to broker — variation margin futures	278,208	*
Equity contracts	Unaffiliated investments	86,655		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	6,973,517		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	22,528,754		Unrealized depreciation on OTC forward foreign currency exchange contracts	40,133,510
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	30,666		—	—
Foreign exchange contracts	Unaffiliated investments	9		Options written outstanding, at value	1,321,025
Interest rate contracts	Due from/to broker — variation margin futures	28,590,849	*	Due from/to broker — variation margin futures	5,991,625	*
Interest rate contracts	Due from/to broker — variation margin swaps	21,884,185	*	Due from/to broker — variation margin swaps	42,255,721	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,433,196		Unrealized depreciation on OTC swap agreements	3,789,703
Interest rate contracts	Premiums paid for OTC swap agreements	287,207		Premiums received for OTC swap agreements	47,986
Interest rate contracts	Unaffiliated investments	1,948,500		Options written outstanding, at value	1,732,021

		$95,298,325			$105,215,086

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward Rate Agreements	Forward Currency Exchange Contracts(2)	Total
Commodity contracts	$(1,446)	$(1,140,044)	$322,234	$27,794,183	$—	$—	$26,974,927
Credit contracts	(514,010)	—	327,707	(734,606)	—	—	(920,909)
Equity contracts	—	(1,985,115)	—	12,799,174	—	—	10,814,059
Foreign exchange contracts	(152)	—	1,889,366	—	—	(1,451,675)	437,539
Interest rate contracts	$(543,430)	$24,062,385	$2,991,589	$(12,061,201)	$116,782	$—	$14,566,125

Total	$(1,059,038)	$20,937,226	$5,530,896	$27,797,550	$116,782	$(1,451,675)	$51,871,741

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Options Written	Futures	Forward Currency Exchange Contracts(4)	Swaps	Total
Commodity contracts	$—	131,951	$(26,866)	$237,461	$—	$(652,563)	$(310,017)
Credit contracts	—	353,241	(173,312)	—	—	4,706,834	4,886,763
Equity contracts	1,655	—	—	(5,537,105)	—	1,195,440	(4,340,010)
Foreign exchange contracts	—	(31,171)	502,729	—	(27,394,370)	30,666	(26,892,146)
Interest rate contracts	—	(934,251)	(188,721)	25,250,311	—	(15,239,794)	8,887,545

Total	$1,655	$(480,230)	$113,830	$19,950,667	$(27,394,370)	$(9,959,417)	$(17,767,865)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$3,798,771	$1,313,038	$1,663,809,931	$887,039,606	$578,863,968	$1,228,246,641

Interest Rate Swap Agreements(4)	Currency Swap Agreements(4)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Total Return Swap Agreements(4)
$1,652,943	$50,326	$59,717	$166,394	$294,283

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America(4-a)	$611,107	$(611,107)	$—	$—
Bank of America(4-b)	2,207,809	(108,145)	(1,740,048)	359,616
Barclays Capital Group(4-b)	85,309	(84,200)	(1,109)	—
BNP Paribas(3)	24,766	—	—	24,766
BNP Paribas(4-a)	371,438	(371,438)	—	—
BNP Paribas(4-b)	895,832	(895,832)	—	—
Citigroup Global Markets(3)	477,259	—	(340,000)	137,259
Citigroup Global Markets(4-a)	1,182,917	(1,182,917)	—	—
Citigroup Global Markets(4-b)	1,488,987	(261,939)	(1,227,048)	—
Credit Suisse First Boston Corp.(3)	191,106	(191,106)	—	—
Credit Suisse First Boston Corp.(4-a)	19,696	(19,696)	—	—
Credit Suisse First Boston Corp.(4-b)	5,013,104	(400,476)	(3,540,079)	1,072,549
Deutsche Bank AG(3)	200,987	—	—	200,987
Deutsche Bank AG(4-a)	228,098	(228,098)	—	—
Deutsche Bank AG(4-b)	1,230,530	(811,538)	(319,031)	99,961
Goldman Sachs & Co.(3)	—	—	—	—
Goldman Sachs & Co.(4-a)	1,882,801	(1,601,799)	(281,002)	—
Goldman Sachs & Co.(4-b)	1,098,828	(1,098,828)	—	—
Hong Kong & Shanghai Bank(4-a)	350,603	(350,603)	—	—
JPMorgan Chase(3)	189,633	(110,862)	—	78,771
JPMorgan Chase(4-a)	10,090,595	(10,090,595)	—	—
JPMorgan Chase(4-b)	1,283,800	(628,316)	(608,153)	47,331
Morgan Stanley(3)	32,877	(32,877)	—	—
Morgan Stanley(4-a)	8,243,819	(5,863,508)	(1,790,154)	590,157
Morgan Stanley(4-b)	799,302	(731,268)	(68,034)	—
Royal Bank of Canada(4-a)	4,574	—	—	4,574
Royal Bank of Scotland Group PLC(4-b)	39,009	(39,009)	—	—
Societe Generale(4-b)	14,931	(8,516)	—	6,415
Standard Chartered PLC(4-a)	1,028,627	(699,213)	—	329,414
Standard Chartered PLC(4-b)	22,849	(22,541)	—	308
Toronto Dominion(3)	—	—	—	—
UBS AG(4-a)	514,399	(514,399)	—	—
UBS AG(4-b)	211,743	(114,224)	—	97,519

	$40,037,335

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America(4-a)	$(795,759)	$611,107	$184,652	$—
Bank of America(4-b)	(108,145)	108,145	—	—
Barclays Capital Group(4-b)	(84,200)	84,200	—	—
BNP Paribas(3)	—	—	—	—
BNP Paribas(4-a)	(4,551,356)	371,438	4,064,724	(115,194)
BNP Paribas(4-b)	(1,781,542)	895,832	431,444	(454,266)
Citigroup Global Markets(3)	—	—	—	—
Citigroup Global Markets(4-a)	(4,144,732)	1,182,917	2,961,815	—
Citigroup Global Markets(4-b)	(261,939)	261,939	—	—
Credit Suisse First Boston Corp.(3)	(443,089)	191,106	251,983	—
Credit Suisse First Boston Corp.(4-a)	(172,271)	19,696	—	(152,575)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Credit Suisse First Boston Corp.(4-b)	$(400,476)	$400,476	$—	$—
Deutsche Bank AG(3)	—	—	—	—
Deutsche Bank AG(4-a)	(9,782,876)	228,098	9,353,002	(201,776)
Deutsche Bank AG(4-b)	(811,538)	811,538	—	—
Goldman Sachs & Co.(3)	(122,610)	—	122,610	—
Goldman Sachs & Co.(4-a)	(1,601,799)	1,601,799	—	—
Goldman Sachs & Co.(4-b)	(1,194,286)	1,098,828	95,458	—
Hong Kong & Shanghai Bank(4-a)	(989,092)	350,603	633,842	(4,647)
JPMorgan Chase(3)	(110,862)	110,862	—	—
JPMorgan Chase(4-a)	(11,921,276)	10,090,595	1,500,777	(329,904)
JPMorgan Chase(4-b)	(628,316)	628,316	—	—
Morgan Stanley(3)	(163,317)	32,877	—	(130,440)
Morgan Stanley(4-a)	(5,863,508)	5,863,508	—	—
Morgan Stanley(4-b)	(731,268)	731,268	—	—
Royal Bank of Canada(4-a)	—	—	—	—
Royal Bank of Scotland Group PLC(4-b)	(631,418)	39,009	592,409	—
Societe Generale(4-b)	(8,516)	8,516	—	—
Standard Chartered PLC(4-a)	(699,213)	699,213	—	—
Standard Chartered PLC(4-b)	(22,541)	22,541	—	—
Toronto Dominion(3)	(3,941)	—	—	(3,941)
UBS AG(4-a)	(4,679,002)	514,399	—	(4,164,603)
UBS AG(4-b)	(114,224)	114,224	—	—

	$(52,823,112)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	PIM (Core Plus).

(4-a)	PIMCO (International Hedge).

(4-b)	PIMCO (Real Return).

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $235,343,570:
Unaffiliated investments (cost $7,407,858,004)	$7,822,396,010
Affiliated investments (cost $953,788,962)	998,147,071
Cash	522,832
Foreign currency, at value (cost $25,537,432)	25,637,528
Deposit with broker for futures and centrally cleared swaps	22,937,000
Receivable for investments sold	455,817,128
Dividends and interest receivable	28,858,773
Unrealized appreciation on OTC forward foreign currency contracts	22,528,754
Unrealized appreciation on OTC swap agreements	14,677,703
Tax reclaim receivable	8,124,760
Receivable for fund share sold	7,300,450
Due from broker-variation margin swaps	4,436,992
Due from broker-variation margin futures	4,173,682
Premiums paid for OTC swap agreements	883,057
Receivable from affiliate	51,916
Prepaid expenses	9,648

Total Assets	9,416,503,304

LIABILITIES:
Payable for investments purchased	698,383,015
Payable to broker for collateral for securities on loan	238,859,913
Unrealized depreciation on OTC forward foreign currency contracts	40,133,510
Cash segregated from counterparty—OTC	18,261,000
Reverse repurchase agreements	10,275,000
Premiums received for OTC swap agreements	5,212,301
Unrealized depreciation on OTC swap agreements	4,471,584
Options written outstanding, at value (premiums received $5,085,516)	3,375,550
Securities sold short, at value (proceeds received $3,310,586)	3,320,284
Advisory fees payable	2,241,462
Accrued expenses and other liabilities	535,969
Due to broker-variation margin futures	263,711
Distribution fee payable	220,796
Foreign capital gains tax liability accrued	76,875
Interest payable on securities sold short	76,100
Payable for fund share repurchased	10,897
Affiliated transfer agent fee payable	342

Total Liabilities	1,025,718,309

NET ASSETS	$8,390,784,995

Net assets were comprised of:
Paid-in capital	$5,915,723,985
Retained earnings	2,475,061,010

Net assets, June 30, 2016	$8,390,784,995

Net asset value and redemption price per share, $8,390,784,995 / 538,381,897 outstanding shares of beneficial interest	$15.59

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,325,306, of which $218,895 is reimbursable by an affiliate)	$57,828,427
Interest income	49,109,562
Affiliated income from securities lending, net	1,682,304
Affiliated dividend income	1,459,651

110,079,944

EXPENSES
Advisory fees	25,533,769
Distribution fee	9,672,838
Custodian and accounting fees	981,000
Insurance expenses	57,000
Trustees’ fees	44,000
Audit fee	39,000
Legal fees and expenses	16,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Interest expense	2,317
Loan interest expense	1,751
Miscellaneous	47,726

Total expenses	36,406,401
Less: advisory fee waivers and/or expense reimbursement	(1,251,365)

Net expenses	35,155,036

NET INVESTMENT INCOME (LOSS)	74,924,908

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $10,719,483)	193,229,809
Futures transactions	20,937,226
Options written transactions	5,530,896
Forward rate agreement transactions	116,782
Swap agreements transactions	27,797,550
Foreign currency transactions	(23,807,922)

223,804,341

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $(9,292,319)) (net of change in foreign capital gains taxes $(76,875))	(53,765,113)
Futures	19,950,667
Options written	113,830
Swap agreements	(9,959,417)
Foreign currencies	(28,819,558)

(72,479,591)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	151,324,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,249,658

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$74,924,908	$113,186,951
Net realized gain (loss) on investment and foreign currency transactions	223,804,341	371,004,396
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(72,479,591)	(420,355,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	226,249,658	63,836,082

FUND SHARE TRANSACTIONS:
Fund share sold [68,655,908 and 10,307,268 shares, respectively]	1,014,375,726	155,990,414
Fund share repurchased [93,075,057 and 42,960,943 shares, respectively]	(1,327,076,864)	(642,955,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(312,701,138)	(486,964,649)

CAPITAL CONTRIBUTIONS (NOTE 4)	4,519,392	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,932,088)	(423,128,567)
NET ASSETS:
Beginning of period	8,472,717,083	8,895,845,650

End of period	$8,390,784,995	$8,472,717,083

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 90.1%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AB Global Bond Portfolio*	40,816,827	$435,923,708
AST AQR Emerging Markets Equity Portfolio*	1,105,362	9,881,934
AST AQR Large-Cap Portfolio*	70,320,190	964,793,010
AST BlackRock Low Duration Bond Portfolio*	3,383,567	35,662,799
AST BlackRock/Loomis Sayles Bond Portfolio*	12,711,298	168,297,588
AST Boston Partners Large-Cap Value Portfolio*	10,319,088	180,790,426
AST ClearBridge Dividend Growth Portfolio*	30,125,253	424,163,557
AST Cohen & Steers Realty Portfolio*	640,844	7,177,448
AST Goldman Sachs Global Income Portfolio*	25,171,713	266,065,010
AST Goldman Sachs Large-Cap Value Portfolio*	7,179,513	184,010,929
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,230,197	31,599,569
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	69,388,933
AST Goldman Sachs Strategic Income Portfolio*	10,548,291	98,942,966
AST Herndon Large-Cap Value Portfolio*	3,869,849	46,205,997
AST High Yield Portfolio*	23,621,315	206,922,723
AST Hotchkis & Wiley Large-Cap Value Portfolio*	8,368,260	178,243,938
AST International Growth Portfolio*	32,173,450	426,941,688
AST International Value Portfolio*	25,159,295	414,876,772
AST Jennison Large-Cap Growth Portfolio*	8,863,793	191,457,922
AST Loomis Sayles Large-Cap Growth Portfolio*	9,004,038	327,116,694
AST Lord Abbett Core Fixed Income Portfolio*	26,576,824	332,476,072
AST MFS Growth Portfolio*	14,662,614	260,408,022
AST MFS Large-Cap Value Portfolio*	19,871,074	319,725,577
AST Money Market Portfolio*	50,820,154	50,820,154
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	615,575	16,571,275
AST Parametric Emerging Markets Equity Portfolio*	1,110,188	8,615,061
AST Prudential Core Bond Portfolio*	77,034,097	913,624,395
AST QMA Emerging Markets Equity Portfolio*	708,739	5,868,363
AST QMA International Core Equity Portfolio*	21,607,395	211,968,549
AST QMA Large-Cap Portfolio*	68,755,610	964,641,206
AST Small-Cap Growth Opportunities Portfolio*	6,055,844	83,267,858
AST Small-Cap Growth Portfolio*	2,773,957	87,102,241
AST Small-Cap Value Portfolio*	5,933,533	129,766,358
AST T. Rowe Price Large-Cap Growth Portfolio*	6,505,898	148,789,882
AST Templeton Global Bond Portfolio*	23,137	237,390
AST Wedge Capital Mid-Cap Value Portfolio*	826,025	16,396,587
AST Wellington Management Global Bond Portfolio*	49,553,109	529,722,730

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Western Asset Core Plus Bond Portfolio*	50,576,319	$614,502,281
AST Western Asset Emerging Markets Debt Portfolio*	4,762,861	49,676,640

TOTAL LONG-TERM INVESTMENTS (cost $8,264,727,014)(w)		9,412,644,252

SHORT-TERM INVESTMENTS — 9.0%
AFFILIATED MUTUAL FUND — 8.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $905,818,857)(w) (Note 4)	905,818,857	905,818,857

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $33,980,979)
0.268%	09/15/16	34,000	33,985,380

TOTAL SHORT-TERM INVESTMENTS (cost $939,799,836)			939,804,237

TOTAL INVESTMENTS — 99.1% (cost $9,204,526,850)			10,352,448,489
Other assets in excess of liabilities(z) — 0.9%			91,736,246

NET ASSETS — 100.0%			$10,444,184,735

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
875	2 Year U.S. Treasury Notes	Sep. 2016	$190,558,144	$191,912,110	$1,353,966
1,592	10 Year U.S. Treasury Notes	Sep. 2016	206,089,375	211,711,125	5,621,750
100	CAC40 10 Euro	Jul. 2016	4,660,970	4,698,702	37,732
20	DAX Index	Sep. 2016	5,376,058	5,364,832	(11,226)
1,723	Euro STOXX 50 Index	Sep. 2016	54,655,201	54,590,667	(64,534)
253	FTSE 100 Index	Sep. 2016	20,260,680	21,631,488	1,370,808
259	Mini MSCI EAFE Index	Sep. 2016	20,962,707	20,916,840	(45,867)
300	Russell 2000 Mini Index	Sep. 2016	34,776,000	34,422,000	(354,000)
1,762	S&P 500 E-Mini Index	Sep. 2016	183,889,318	184,146,620	257,302
356	S&P 500 Index	Sep. 2016	185,766,586	186,027,800	261,214
179	TOPIX Index	Sep. 2016	23,260,722	21,589,551	(1,671,171)

					$6,755,974

A U.S. Treasury obligation with a market value of $33,985,380 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,318,463,109	$—	$—
U.S. Treasury Obligation	—	33,985,380	—
Other Financial Instruments*
Futures Contracts	6,755,974	—	—

Total	$10,325,219,083	$33,985,380	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Core Bond	32.5%
Large/Mid-Cap Growth	27.7
Large/Mid-Cap Value	9.0
Ultra Short Bond	8.7
International Value	6.0
International Growth	4.1
Large/Mid-Cap Blend	4.1

High Yield	2.0%
Small-Cap Value	1.9
Small-Cap Growth	1.6
Emerging Markets	0.7
Money Market	0.5
U.S. Treasury Obligation	0.3

99.1
Other assets in excess of liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$1,927,056	*	Due from/to broker — variation margin futures	$2,146,798	*
Interest rate contracts	Due from/to broker — variation margin futures	6,975,716	*	—	—

Total		$8,902,772			$2,146,798

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$7,531,742
Interest rate contracts	9,603,462

Total	$17,135,204

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(8,150,403)
Interest rate contracts	7,854,203

Total	$(296,200)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $954,320,032.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $9,170,545,871)	$10,318,463,109
Unaffiliated investments (cost $33,980,979)	33,985,380
Foreign currency, at value (cost $44,008,964)	43,274,011
Receivable for investments sold	34,000,000
Receivable for fund share sold	8,410,188
Due from broker-variation margin futures	6,266,766
Dividends receivable	433,169
Prepaid expenses	1,278

Total Assets	10,444,833,901

LIABILITIES:
Advisory fees payable	518,261
Accrued expenses and other liabilities	96,465
Payable for fund share repurchased	33,950
Affiliated transfer agent fee payable	342
Deferred trustees’ fees	148

Total Liabilities	649,166

NET ASSETS	$10,444,184,735

Net assets were comprised of:
Paid-in capital	$7,101,168,611
Retained earnings	3,343,016,124

Net assets, June 30, 2016	$10,444,184,735

Net asset value and redemption price per share, $10,444,184,735 / 692,687,913 outstanding shares of beneficial interest	$15.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$2,251,474

EXPENSES
Advisory fees	7,533,547
Custodian and accounting fees	220,000
Trustees’ fees	53,000
Legal fees and expenses	17,000
Audit fee	11,000
Insurance expenses	8,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	7,399

Total expenses	7,861,946

NET INVESTMENT INCOME (LOSS)	(5,610,472)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Affiliated investment transactions	214,090,235
Futures transactions	17,135,204
Foreign currency transactions	1,499,503

232,724,942

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(42,806,403))	(42,808,129)
Futures	(296,200)
Foreign currencies	(85,079)

(43,189,408)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	189,535,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,925,062

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(5,610,472)	$(15,221,474)
Net realized gain (loss) on investment and foreign currency transactions	232,724,942	516,779,810
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(43,189,408)	(451,825,843)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	183,925,062	49,732,493

FUND SHARE TRANSACTIONS:
Fund share sold [46,878,381 and 10,900,694 shares, respectively]	678,858,342	162,078,512
Fund share repurchased [65,113,407 and 48,839,645 shares, respectively]	(916,033,649)	(724,010,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(237,175,307)	(561,931,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,250,245)	(512,199,387)
NET ASSETS:
Beginning of period	10,497,434,980	11,009,634,367

End of period	$10,444,184,735	$10,497,434,980

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 73.2%
COMMON STOCKS — 20.5%	Shares	Value (Note 2)
Aerospace & Defense — 0.5%
Airbus Group SE (France)	7,003	$401,413
B/E Aerospace, Inc.	602	27,797
BAE Systems PLC (United Kingdom)	7,467	52,273
Boeing Co. (The)	7,923	1,028,960
General Dynamics Corp.	15,492	2,157,107
HEICO Corp. (Class A Stock)	950	50,967
Honeywell International, Inc.	10,349	1,203,796
L-3 Communications Holdings, Inc.	1,255	184,096
Lockheed Martin Corp.	2,256	559,871
Northrop Grumman Corp.	3,251	722,632
Raytheon Co.	5,919	804,688
Rockwell Collins, Inc.	2,363	201,186
Rolls-Royce Holdings PLC (United Kingdom)*	19,620	187,273
Safran SA (France)	9,448	636,248
Textron, Inc.	3,808	139,220
Thales SA (France)	15,443	1,282,458
United Technologies Corp.	6,686	685,649

		10,325,634

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,277	243,317
Deutsche Post AG (Germany)	15,696	442,198
Expeditors International of Washington, Inc.	25,966	1,273,373
FedEx Corp.	5,558	843,593
United Parcel Service, Inc. (Class B Stock)	7,719	831,490

		3,633,971

Airlines — 0.1%
American Airlines Group, Inc.	5,440	154,006
Delta Air Lines, Inc.	8,315	302,915
Deutsche Lufthansa AG (Germany)	28,739	337,901
International Consolidated Airlines Group SA (United Kingdom)	2,131	10,551
Japan Airlines Co. Ltd. (Japan)	4,300	138,342
Qantas Airways Ltd. (Australia)*	40,857	86,548
Singapore Airlines Ltd. (Singapore)	100	794
Southwest Airlines Co.	7,645	299,760
United Continental Holdings, Inc.*	7,268	298,279

		1,629,096

Auto Components — 0.1%
Bridgestone Corp. (Japan)	6,000	192,822
Cie Generale des Etablissements Michelin (France)	4,260	401,467
Continental AG (Germany)	750	141,921
Delphi Automotive PLC (United Kingdom)	1,406	88,016
Goodyear Tire & Rubber Co. (The)	3,076	78,930
Johnson Controls, Inc.	5,061	224,000
Lear Corp.	3,011	306,400
NOK Corp. (Japan)	3,600	61,220
Nokian Renkaat OYJ (Finland)	4,743	169,999
Schaeffler AG (Germany)	2,132	28,161
Valeo SA (France)	141	6,260

		1,699,196

Automobiles — 0.4%
Daihatsu Motor Co. Ltd. (Japan)	6,200	80,761
Daimler AG (Germany)	6,893	412,467

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Ferrari NV (Italy)	647	$26,561
Fiat Chrysler Automobiles NV (United Kingdom)	12,458	76,685
Ford Motor Co.	79,203	995,581
Fuji Heavy Industries Ltd. (Japan)	21,900	752,777
General Motors Co.	36,880	1,043,704
Harley-Davidson, Inc.	5,068	229,581
Honda Motor Co. Ltd. (Japan)	26,400	662,251
Isuzu Motors Ltd. (Japan)	35,000	431,094
Mazda Motor Corp. (Japan)	38,300	506,835
Mitsubishi Motors Corp. (Japan)	20,800	96,020
Nissan Motor Co. Ltd. (Japan)	77,600	692,527
Peugeot SA (France)*	38,120	456,912
Renault SA (France)	5,644	426,110
Suzuki Motor Corp. (Japan)	3,900	105,604
Toyota Motor Corp. (Japan)	44,300	2,183,925
Volkswagen AG (Germany)	499	66,149
Yamaha Motor Co. Ltd. (Japan)	3,800	57,968

		9,303,512

Banks — 1.3%
Aozora Bank Ltd. (Japan)	20,000	69,380
Australia & New Zealand Banking Group Ltd. (Australia)	39,553	720,659
Banco Bilbao Vizcaya Argentaria SA (Spain)	65,382	374,605
Banco Santander SA (Spain)	162,924	632,258
Bank Hapoalim BM (Israel)	13,670	68,868
Bank Leumi Le-Israel BM (Israel)*	17,980	63,131
Bank of America Corp.	174,120	2,310,572
Bank of East Asia Ltd. (The) (Hong Kong)	15,200	58,781
Bank of Queensland Ltd. (Australia)	3,756	29,966
Barclays PLC (United Kingdom)	243,975	453,768
Bendigo & Adelaide Bank Ltd. (Australia)	6,779	49,083
BNP Paribas SA (France)	14,872	652,222
BOC Hong Kong Holdings Ltd. (Hong Kong)	47,500	143,134
Citigroup, Inc.	38,637	1,637,823
Citizens Financial Group, Inc.	29,292	585,254
Comerica, Inc.	1,877	77,201
Commonwealth Bank of Australia (Australia)	24,054	1,350,157
Concordia Financial Group Ltd. (Japan)*	2,500	9,655
Credit Agricole SA (France)	12,929	108,694
Danske Bank A/S (Denmark)	6,163	162,212
DBS Group Holdings Ltd. (Singapore)	200	2,358
DNB ASA (Norway)	13,711	164,118
Erste Group Bank AG (Austria)*	1,236	28,141
Fifth Third Bancorp	11,889	209,127
First Horizon National Corp.	16,105	221,927
First Republic Bank	2,599	181,904
HSBC Holdings PLC (United Kingdom)	308,038	1,908,475
Huntington Bancshares, Inc.	16,608	148,476
ING Groep NV (Netherlands), CVA	42,403	438,700
Intesa Sanpaolo SpA (Italy)	206,351	389,273
JPMorgan Chase & Co.	64,691	4,019,898
KBC Groep NV (Belgium)*	3,457	170,019
KeyCorp	20,274	224,028
Lloyds Banking Group PLC (United Kingdom)	818,244	592,649
Mitsubishi UFJ Financial Group, Inc. (Japan)	134,300	602,047
Mizrahi Tefahot Bank Ltd. (Israel)	1,787	20,606

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Mizuho Financial Group, Inc. (Japan)	137,600	$198,015
National Australia Bank Ltd. (Australia)	23,246	446,310
Nordea Bank AB (Sweden)	29,733	252,244
Oversea-Chinese Banking Corp. Ltd. (Singapore)	200	1,300
PNC Financial Services Group, Inc. (The)	320	26,045
Regions Financial Corp.	56,342	479,471
Royal Bank of Scotland Group PLC (United Kingdom)*	48,823	110,641
Signature Bank*	388	48,469
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	4,768	41,652
Societe Generale SA (France)	6,812	213,121
Standard Chartered PLC (United Kingdom)	44,573	338,176
Sumitomo Mitsui Financial Group, Inc. (Japan)	12,300	355,163
SunTrust Banks, Inc.	17,042	700,085
Suruga Bank Ltd. (Japan)	5,100	115,256
Svenska Handelsbanken AB (Sweden) (Class A Stock)	34,272	416,080
Swedbank AB (Sweden) (Class A Stock)	10,241	215,093
Synovus Financial Corp.	4,062	117,757
TCF Financial Corp.	23,908	302,436
UniCredit SpA (Italy)	16,180	35,584
United Overseas Bank Ltd. (Singapore)	100	1,378
US Bancorp	19,713	795,025
Wells Fargo & Co.	84,386	3,993,990
Westpac Banking Corp. (Australia)	48,497	1,075,449
Wintrust Financial Corp.	1,325	67,575

		29,225,484

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium)	7,104	939,412
Asahi Group Holdings Ltd. (Japan)	15,800	510,890
Brown-Forman Corp. (Class B Stock)	1,707	170,290
Carlsberg A/S (Denmark) (Class B Stock)	465	44,365
Coca-Cola Co. (The)	40,683	1,844,160
Coca-Cola European Partners PLC (United Kingdom)*	2,781	99,654
Coca-Cola HBC AG (Switzerland)*	9,835	199,007
Diageo PLC (United Kingdom)	31,381	876,653
Dr. Pepper Snapple Group, Inc.	8,928	862,713
Heineken Holding NV (Netherlands)	362	29,330
Heineken NV (Netherlands)	1,903	174,547
Kirin Holdings Co. Ltd. (Japan)	35,000	590,316
PepsiCo, Inc.	16,432	1,740,806
Remy Cointreau SA (France)	3,337	287,254
SABMiller PLC (United Kingdom)	25,995	1,516,013
Suntory Beverage & Food Ltd. (Japan)	9,300	420,835

		10,306,245

Biotechnology — 0.5%
AbbVie, Inc.	31,930	1,976,786
Actelion Ltd. (Switzerland)*	1,926	324,334
Amgen, Inc.	18,079	2,750,719
Biogen, Inc.*	4,370	1,056,754
Celgene Corp.*	11,496	1,133,850
CSL Ltd. (Australia)	5,401	455,481
Gilead Sciences, Inc.	30,151	2,515,196
Grifols SA (Spain)	1,478	33,575

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Incyte Corp.*	1,976	$158,040
Ionis Pharmaceuticals, Inc.*	881	20,518
Shire PLC	10,619	656,080
United Therapeutics Corp.*	2,502	265,011

		11,346,344

Building Products — 0.2%
A.O. Smith Corp.	1,682	148,201
Asahi Glass Co. Ltd. (Japan)	46,000	249,637
Cie de Saint-Gobain (France)	2,992	113,414
Daikin Industries Ltd. (Japan)	4,000	336,179
Fortune Brands Home & Security, Inc.	1,589	92,114
Geberit AG (Switzerland)	6,295	2,384,310
Masco Corp.	40,885	1,264,982

		4,588,837

Capital Markets — 0.5%
Aberdeen Asset Management PLC (United Kingdom)	6,691	25,104
Affiliated Managers Group, Inc.*	434	61,094
American Capital Ltd.*	348,966	5,524,132
Ameriprise Financial, Inc.	11,141	1,001,019
Bank of New York Mellon Corp. (The)	2,191	85,120
Charles Schwab Corp. (The)	44,508	1,126,497
Credit Suisse Group AG (Switzerland)*	16,669	177,565
Daiwa Securities Group, Inc. (Japan)	7,000	36,879
Deutsche Bank AG (Germany)*	8,133	112,424
E*TRADE Financial Corp.*	1,194	28,047
Franklin Resources, Inc.	5,705	190,376
Goldman Sachs Group, Inc. (The)	2,092	310,830
Hargreaves Lansdown PLC (United Kingdom)	1,237	20,635
ICAP PLC (United Kingdom)	1,631	9,177
Invesco Ltd.	13,874	354,342
Investec PLC (South Africa)	5,114	31,788
Macquarie Group Ltd. (Australia)	4,237	220,555
Morgan Stanley	2,929	76,095
Northern Trust Corp.	1,396	92,499
Raymond James Financial, Inc.	543	26,770
SBI Holdings, Inc. (Japan)	10,700	106,552
SEI Investments Co.	5,980	287,697
State Street Corp.	5,958	321,255
T. Rowe Price Group, Inc.	1,168	85,229
TD Ameritrade Holding Corp.	12,134	345,516
UBS Group AG (Switzerland)	56,957	739,051
Uranium Participation Corp. (Canada)*	8,500	26,514

		11,422,762

Chemicals — 0.5%
Advanced Emissions Solutions, Inc.*	2,840	20,377
Air Products & Chemicals, Inc.	1,503	213,486
Akzo Nobel NV (Netherlands)	1,491	92,622
Arkema SA (France)	112	8,563
Ashland, Inc.	12,502	1,434,855
BASF SE (Germany)	10,887	834,805
Cabot Corp.	2,403	109,721
Celanese Corp. (Class A Stock)	21,958	1,437,151
Covestro AG (Germany)	910	40,532
Dow Chemical Co. (The)	15,258	758,475
E.I. du Pont de Nemours & Co.	6,658	431,439

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Eastman Chemical Co.	6,609	$448,751
EMS-Chemie Holding AG (Switzerland)	1,449	748,130
Evonik Industries AG (Germany)	4,844	144,393
GCP Applied Technologies, Inc.*	5,692	148,220
Hitachi Chemical Co. Ltd. (Japan)	3,800	70,970
Incitec Pivot Ltd. (Australia)	66,568	149,533
Ingevity Corp.*	420	14,297
International Flavors & Fragrances, Inc.	140	17,650
Linde AG (Germany)	568	79,144
LyondellBasell Industries NV (Class A Stock)	16,172	1,203,520
Monsanto Co.	4,064	420,258
Nitto Denko Corp. (Japan)	4,800	304,484
PolyOne Corp.	1,648	58,076
PPG Industries, Inc.	1,246	129,771
Praxair, Inc.	6,009	675,352
Sherwin-Williams Co. (The)	1,082	317,751
Shin-Etsu Chemical Co. Ltd. (Japan)	4,100	240,213
Sumitomo Chemical Co. Ltd. (Japan)	56,000	231,059
Syngenta AG (Switzerland)	1,194	458,315
Westlake Chemical Corp.	3,609	154,898
Yara International ASA (Norway)	1,286	40,852

		11,437,663

Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc.	2,152	89,824
Rollins, Inc.	7,410	216,891
Tyco International PLC	315	13,419
Waste Management, Inc.	13,498	894,512

		1,214,646

Communications Equipment — 0.3%
Cisco Systems, Inc.	168,073	4,822,014
F5 Networks, Inc.*	1,052	119,760
Juniper Networks, Inc.	11,330	254,812
Motorola Solutions, Inc.	4,114	271,401
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	33,163	254,777

		5,722,764

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	7,837	214,963
Eiffage SA (France)	10,499	746,378
Fluor Corp.	17,029	839,189
HOCHTIEF AG (Germany)	267	34,473
Jacobs Engineering Group, Inc.*	5,590	278,438
JGC Corp. (Japan)	14,000	200,419
Skanska AB (Sweden) (Class B Stock)	11,057	231,522
Vinci SA (France)	3,634	256,441

		2,801,823

Construction Materials
Boral Ltd. (Australia)	46,695	219,225
CRH PLC (Ireland)	6,138	178,864
Fletcher Building Ltd. (New Zealand)	10,925	67,200
HeidelbergCement AG (Germany)	630	47,459
Imerys SA (France)	860	54,873
LafargeHolcim Ltd. (Switzerland)*	5,845	244,540

		812,161

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance — 0.1%
American Express Co.	15,366	$933,638
Capital One Financial Corp.	10,622	674,603
Discover Financial Services	6,659	356,856
Navient Corp.	26,017	310,903
Provident Financial PLC (United Kingdom)	507	15,633
Synchrony Financial*	8,458	213,818

		2,505,451

Containers & Packaging — 0.1%
Avery Dennison Corp.	7,228	540,293
Ball Corp.	1,754	126,797
International Paper Co.	8,475	359,171
Packaging Corp. of America	2,254	150,860
Sealed Air Corp.	12,044	553,663
Sonoco Products Co.	1,092	54,229
WestRock Co.	3,049	118,515

		1,903,528

Distributors
Genuine Parts Co.	243	24,604
Jardine Cycle & Carriage Ltd. (Singapore)	100	2,736

		27,340

Diversified Consumer Services
Benesse Holdings, Inc. (Japan)	8,900	208,934
H&R Block, Inc.	2,498	57,454

		266,388

Diversified Financial Services — 0.3%
AMP Ltd. (Australia)	37,352	145,569
ASX Ltd. (Australia)	3,796	130,699
Berkshire Hathaway, Inc. (Class B Stock)*	13,273	1,921,798
Challenger Ltd. (Australia)	11,254	73,525
CME Group, Inc.	14,243	1,387,269
Eurazeo SA (France)	1,305	77,421
EXOR SpA (Italy)	2,402	88,671
Groupe Bruxelles Lambert SA (Belgium)	5,238	429,548
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	14,700	358,174
Intercontinental Exchange, Inc.	1,465	374,981
London Stock Exchange Group PLC (United Kingdom)	4,411	149,880
Moody’s Corp.	8,607	806,562
MSCI, Inc. (Class A Stock)	3,754	289,508
Nasdaq, Inc.	1,453	93,966
ORIX Corp. (Japan)	30,800	398,566
S&P Global, Inc.	6,322	678,098
Singapore Exchange Ltd. (Singapore)	100	570
Voya Financial, Inc.	8,198	202,982

		7,607,787

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	78,708	3,400,973
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	26,635	52,762
BT Group PLC (United Kingdom)	97,878	537,999
CenturyLink, Inc.	10,892	315,977
Deutsche Telekom AG (Germany)(a)	46,257	788,790
HKT Trust & HKT Ltd. (Hong Kong)	34,000	48,997
Koninklijke KPN NV (Netherlands)*	2,318	8,262
Level 3 Communications, Inc.*	26,126	1,345,228

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. (Japan)	17,200	$806,593
Orange SA (France)	35,468	576,730
Proximus SADP (Belgium)	3,674	116,755
SBA Communications Corp. (Class A Stock)*	1,076	116,143
Singapore Telecommunications Ltd. (Singapore)	500	1,544
Spark New Zealand Ltd. (New Zealand)	23,496	59,719
Swisscom AG (Switzerland)	219	108,800
TDC A/S (Denmark)	16,723	81,951
Telecom Italia SpA (Italy)*	124,491	102,246
Telefonica SA (Spain)	70,017	664,731
Telenor ASA (Norway)	18,590	307,721
Telia Co. AB (Sweden)	87,333	413,563
Telstra Corp. Ltd. (Australia)	151,436	632,963
TPG Telecom Ltd. (Australia)	3,005	26,945
Verizon Communications, Inc.	60,662	3,387,366
Vocus Communications Ltd. (Australia)	5,295	36,234

		13,938,992

Electric Utilities — 0.4%
American Electric Power Co., Inc.	9,445	662,000
AusNet Services (Australia)	50,199	61,826
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	9,000	77,599
CLP Holdings Ltd. (Hong Kong)	21,500	219,627
Contact Energy Ltd. (New Zealand)	9,251	34,344
Duke Energy Corp.	10,878	933,224
Edison International	2,916	226,486
EDP – Energias de Portugal SA (Portugal)	29,666	90,825
Electricite de France SA (France)	15,369	186,353
Endesa SA (Spain)	19,337	388,008
Enel SpA (Italy)	192,895	856,351
Entergy Corp.	3,636	295,789
Exelon Corp.	8,571	311,642
FirstEnergy Corp.	3,714	129,656
Fortum OYJ (Finland)	795	12,773
Iberdrola SA (Spain)	69,828	476,338
IDACORP, Inc.	485	39,455
Mighty River Power Ltd. (New Zealand)	8,989	19,400
NextEra Energy, Inc.	12,425	1,620,220
PG&E Corp.	1,244	79,516
Pinnacle West Capital Corp.	649	52,608
Portland General Electric Co.	688	30,355
Power Assets Holdings Ltd. (Hong Kong)	17,500	160,904
Southern Co. (The)	5,368	287,886
SSE PLC (United Kingdom)	11,538	240,143
Terna Rete Elettrica Nazionale SpA (Italy)	18,675	103,929
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	1,900	8,047
Xcel Energy, Inc.	11,188	500,999

		8,106,303

Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)*	16,430	325,184
Babcock & Wilcox Enterprises, Inc.*	775	11,385
Eaton Corp. PLC	9,569	571,556
Hubbell, Inc.	1,345	141,857
Mabuchi Motor Co. Ltd. (Japan)	6,900	292,248

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Mitsubishi Electric Corp. (Japan)	1,000	$11,938
Nidec Corp. (Japan)	100	7,612
OSRAM Licht AG (Germany)	3,848	199,931
Prysmian SpA (Italy)	5,219	114,553
Rockwell Automation, Inc.	3,934	451,702
Schneider Electric SE (France)	226	13,185
Sensata Technologies Holding NV*	1,208	42,147
Vestas Wind Systems A/S (Denmark)	165	11,215

		2,194,513

Electronic Equipment, Instruments & Components — 0.1%
Alps Electric Co. Ltd. (Japan)	4,900	93,092
Arrow Electronics, Inc.*	1,426	88,269
Fitbit, Inc. (Class A Stock)*	5,422	66,257
Flextronics International Ltd.*	26,868	317,043
FLIR Systems, Inc.	10,514	325,408
Hitachi Ltd. (Japan)	18,000	75,417
Murata Manufacturing Co. Ltd. (Japan)	400	44,846
TDK Corp. (Japan)	1,400	78,367
TE Connectivity Ltd. (Switzerland)	2,263	129,240

		1,217,939

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	6,533	294,835
Core Laboratories NV	429	53,149
Diamond Offshore Drilling, Inc.	866	21,070
Ensco PLC (Class A Stock)	1,244	12,079
FMC Technologies, Inc.*	8,485	226,295
Halliburton Co.	5,273	238,814
National Oilwell Varco, Inc.	4,130	138,975
Schlumberger Ltd.	20,094	1,589,033
Seadrill Ltd. (United Kingdom)*	6,490	21,028
Technip SA (France)	3,183	172,281
Tenaris SA (Luxembourg)	26,452	382,315
Transocean Ltd.	1,852	22,020

		3,171,894

Exploration & Production
Denbury Resources, Inc.*^	52,480	181,581

Food & Staples Retailing — 0.4%
Aeon Co. Ltd. (Japan)	13,600	211,161
Carrefour SA (France)	2,106	51,799
Casino Guichard Perrachon SA (France)	165	9,159
Colruyt SA (Belgium)	1,075	59,489
Costco Wholesale Corp.	3,378	530,481
CVS Health Corp.	20,281	1,941,703
Delhaize Group (Belgium)	628	66,339
FamilyMart Co. Ltd. (Japan)	4,600	280,330
J Sainsbury PLC (United Kingdom)	18,091	56,357
Jeronimo Martins SGPS SA (Portugal)	3,189	50,296
Koninklijke Ahold NV (Netherlands)	35,436	782,521
Kroger Co. (The)	13,448	494,752
Lawson, Inc. (Japan)	4,900	391,191
METRO AG (Germany)	3,920	120,564
Rite Aid Corp.*	8,410	62,991
Seven & i Holdings Co. Ltd. (Japan)	16,500	691,814
Sundrug Co. Ltd. (Japan)	1,500	140,842
Sysco Corp.	7,543	382,732
Tesco PLC (United Kingdom)*	86,850	203,977
US Foods Holding Corp.*	1,509	36,578

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	3,986	$331,914
Wal-Mart Stores, Inc.	25,379	1,853,174
Wesfarmers Ltd. (Australia)	7,320	220,749
WM Morrison Supermarkets PLC (United Kingdom)	52,246	131,159

		9,102,072

Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	12,800	301,580
Archer-Daniels-Midland Co.	8,949	383,823
Associated British Foods PLC (United Kingdom)	10,971	399,767
Barry Callebaut AG (Switzerland)*	58	71,413
Blue Buffalo Pet Products, Inc.*	3,311	77,279
Bunge Ltd.	2,140	126,581
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	13	77,534
Danone SA (France)	2,380	166,559
General Mills, Inc.	20,734	1,478,749
Ingredion, Inc.	2,862	370,371
Kerry Group PLC (Ireland) (Class A Stock)	3,107	275,557
Kraft Heinz Co. (The)	687	60,786
Marine Harvest ASA (Norway)*	24,558	414,226
McCormick & Co., Inc.	5,224	557,244
Mead Johnson Nutrition Co.	3,448	312,906
Mondelez International, Inc. (Class A Stock)	23,793	1,082,820
Nestle SA (Switzerland)	38,897	3,013,675
Pilgrim’s Pride Corp.	1,653	42,118
Tyson Foods, Inc. (Class A Stock)	5,726	382,439

		9,595,427

Gas Utilities
APA Group (Australia)	16,341	113,658
Gas Natural SDG SA (Spain)	4,487	89,191
Hong Kong & China Gas Co. Ltd. (Hong Kong)	97,700	178,519
Snam SpA (Italy)	24,057	143,824
Southwest Gas Corp.	316	24,872

		550,064

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	47,475	1,866,243
Align Technology, Inc.*	639	51,471
Baxter International, Inc.	14,468	654,243
Becton, Dickinson and Co.	2,459	417,022
Boston Scientific Corp.*	23,564	550,690
C.R. Bard, Inc.	3,976	934,996
Coloplast A/S (Denmark) (Class B Stock)	464	34,733
CYBERDYNE, Inc. (Japan)*	1,200	27,048
DENTSPLY SIRONA, Inc.	2,903	180,102
Edwards Lifesciences Corp.*	670	66,819
Hologic, Inc.*	1,771	61,277
Hoya Corp. (Japan)	6,100	217,868
IDEXX Laboratories, Inc.*	5,689	528,281
Medtronic PLC	8,681	753,250
Smith & Nephew PLC (United Kingdom)	7,212	122,469
St. Jude Medical, Inc.	3,570	278,460
Stryker Corp.	2,680	321,144

		7,066,116

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 0.5%
Aetna, Inc.	2,800	$341,964
Alfresa Holdings Corp. (Japan)	3,800	79,390
AmerisourceBergen Corp.	13,448	1,066,696
Anthem, Inc.	9,483	1,245,497
Cardinal Health, Inc.	15,132	1,180,447
Cigna Corp.	4,137	529,494
Express Scripts Holding Co.*	14,819	1,123,281
Fresenius SE & Co. KGaA (Germany)	2,385	175,245
HCA Holdings, Inc.*	5,859	451,202
Healthscope Ltd. (Australia)	15,648	33,673
Humana, Inc.	1,117	200,926
McKesson Corp.	6,965	1,300,017
Mediclinic International PLC (South Africa)	3,988	58,384
Medipal Holdings Corp. (Japan)	900	14,797
Quest Diagnostics, Inc.	3,649	297,065
Ryman Healthcare Ltd. (New Zealand)	4,816	32,145
Sonic Healthcare Ltd. (Australia)	11,633	188,654
Suzuken Co. Ltd. (Japan)	4,500	141,643
Tenet Healthcare Corp.*	2,419	66,861
UnitedHealth Group, Inc.	19,656	2,775,427
Universal Health Services, Inc. (Class B Stock)	680	91,188
VCA, Inc.*	5,143	347,718

		11,741,714

Hotels, Restaurants & Leisure — 0.3%
Accor SA (France)	1,689	64,716
Amaya Gaming Group Inc. (Canada)*	18,376	281,909
Amaya, Inc. (Canada)*	40,785	625,689
Brinker International, Inc.	2,698	122,840
Carnival Corp.	13,838	611,640
Carnival PLC	1,484	65,392
Compass Group PLC (United Kingdom)	17,518	333,288
Extended Stay America, Inc., UTS(a)	10,153	151,787
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	30,000	89,761
InterContinental Hotels Group PLC (United Kingdom)	1,496	55,173
International Game Technology PLC	7,402	138,713
Marriott International, Inc. (Class A Stock)(a)	8,888	590,697
McDonald’s Corp.	15,209	1,830,251
Melco Crown Entertainment Ltd. (Hong Kong), ADR	2,443	30,733
MGM China Holdings Ltd. (Macau)	12,000	15,668
Oriental Land Co. Ltd. (Japan)	5,400	349,647
Red Rock Resorts, Inc. (Class A Stock)*	1,675	36,817
Royal Caribbean Cruises Ltd.(a)	1,507	101,195
Starbucks Corp.	27,226	1,555,149
Starwood Hotels & Resorts Worldwide, Inc.	4,297	317,763
Tatts Group Ltd. (Australia)	36,189	104,142
TUI AG (Germany)	2,466	28,068
Vail Resorts, Inc.	834	115,284
Whitbread PLC (United Kingdom)	1,007	47,117
Wyndham Worldwide Corp.	1,184	84,336

		7,747,775

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	20,591	111,893

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Berkeley Group Holdings PLC (United Kingdom)	3,134	$105,828
Casio Computer Co. Ltd. (Japan)	20,400	293,765
D.R. Horton, Inc.	2,810	88,459
Electrolux AB (Sweden) (Class B Stock)	7,892	215,174
Harman International Industries, Inc.	2,091	150,175
Husqvarna AB (Sweden) (Class B Stock)	20,007	148,982
Iida Group Holdings Co. Ltd. (Japan)	1,500	30,719
Newell Brands, Inc.	4,324	210,017
Nikon Corp. (Japan)	52,600	712,194
Panasonic Corp. (Japan)	65,800	566,113
Persimmon PLC (United Kingdom)	6,768	131,244
Rinnai Corp. (Japan)	600	53,018
Sekisui Chemical Co. Ltd. (Japan)	31,100	383,177
Sekisui House Ltd. (Japan)	14,400	252,174
Sony Corp. (Japan)	28,700	845,559
Taylor Wimpey PLC (United Kingdom)	74,847	132,786
Whirlpool Corp.	4,170	694,888

		5,126,165

Household Products — 0.3%
Clorox Co. (The)	11,140	1,541,665
Colgate-Palmolive Co.	21,977	1,608,716
Kimberly-Clark Corp.	8,825	1,213,261
Procter & Gamble Co. (The)	21,540	1,823,792
Reckitt Benckiser Group PLC (United Kingdom)	8,183	820,527
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	14,167	455,195
Unicharm Corp. (Japan)	1,600	35,948

		7,499,104

Independent Power & Renewable Electricity Producers
AES Corp.	66,455	829,358
Meridian Energy Ltd. (New Zealand)	16,457	31,059
NRG Energy, Inc.	9,710	145,553

		1,005,970

Industrial Conglomerates — 0.5%
3M Co.	14,141	2,476,372
Carlisle Cos., Inc.	3,601	380,554
CK Hutchison Holdings Ltd. (Hong Kong)	119,000	1,309,055
Danaher Corp.	3,252	328,452
DCC PLC (United Kingdom)	315	27,720
General Electric Co.	129,019	4,061,518
Koninklijke Philips NV (Netherlands)	8,424	209,222
Sembcorp Industries Ltd. (Singapore)	68,900	145,908
Siemens AG (Germany)	10,633	1,091,176
Toshiba Corp. (Japan)*	64,000	174,336

		10,204,313

Insurance — 0.9%
Admiral Group PLC (United Kingdom)	2,647	71,972
Aegon NV (Netherlands)	14,125	55,968
Aflac, Inc.	11,794	851,055
Ageas (Belgium)	4,059	141,089
AIA Group Ltd. (Hong Kong)	154,600	929,722
Alleghany Corp.*	124	68,148
Allianz SE (Germany)	7,851	1,120,008
Allstate Corp. (The)	10,015	700,549
American International Group, Inc.	18,587	983,067

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
AON PLC	7,980	$871,655
Aspen Insurance Holdings Ltd. (Bermuda)	3,578	165,948
Assicurazioni Generali SpA (Italy)	28,339	334,186
Assurant, Inc.	3,656	315,549
Assured Guaranty Ltd.	4,659	118,199
AXA SA (France)	43,625	862,584
Axis Capital Holdings Ltd.	1,770	97,350
Baloise Holding AG (Switzerland)	1,304	145,240
CHUBB Ltd.	512	66,924
CNA Financial Corp.	2,015	63,311
CNP Assurances (France)	3,050	44,999
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	10,700	119,780
Direct Line Insurance Group PLC (United Kingdom)	27,121	125,385
Endurance Specialty Holdings Ltd.	300	20,148
Everest Re Group Ltd.	350	63,935
FNF Group	3,466	129,975
Hannover Rueck SE (Germany)	2,685	281,329
Hanover Insurance Group, Inc. (The)	1,032	87,328
Hartford Financial Services Group, Inc. (The)	13,767	610,980
Insurance Australia Group Ltd. (Australia)	28,683	118,153
Legal & General Group PLC (United Kingdom)	101,293	259,321
Lincoln National Corp.	9,404	364,593
Mapfre SA (Spain)	359,412	789,332
Marsh & McLennan Cos., Inc.	4,988	341,478
Medibank Pvt Ltd. (Australia)	52,237	115,839
MetLife, Inc.	17,701	705,031
MS&AD Insurance Group Holdings, Inc. (Japan)	6,500	168,416
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	3,503	587,438
NN Group NV (Netherlands)(a)	16,856	464,021
Old Mutual PLC (United Kingdom)	77,560	209,527
Principal Financial Group, Inc.	5,118	210,401
Progressive Corp. (The)	13,909	465,952
QBE Insurance Group Ltd. (Australia)	10,248	80,955
Reinsurance Group of America, Inc.	2,393	232,097
RenaissanceRe Holdings Ltd. (Bermuda)*	345	40,517
RSA Insurance Group PLC (United Kingdom)	11,349	76,066
SCOR SE (France)	3,911	115,629
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	9,100	242,171
St James’s Place PLC (United Kingdom)	2,388	25,183
Standard Life PLC (United Kingdom)	24,226	95,581
Suncorp Group Ltd. (Australia)	24,616	225,727
Swiss Life Holding AG (Switzerland)*	1,299	300,196
Swiss Re AG (Switzerland)	9,191	802,746
T&D Holdings, Inc. (Japan)	7,900	67,087
Tokio Marine Holdings, Inc. (Japan)	10,000	332,911
Torchmark Corp.	3,486	215,505
Travelers Cos., Inc. (The)	12,257	1,459,073
Unum Group	7,878	250,442
Willis Towers Watson PLC	1,932	240,167
Zurich Insurance Group AG (Switzerland)*	2,235	552,900

		19,600,838

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	6,045	$4,325,923
Expedia, Inc.	969	103,005
Groupon, Inc.*	9,953	32,347
Netflix, Inc.*	3,533	323,199
Priceline Group, Inc. (The)*	424	529,326
Rakuten, Inc. (Japan)	4,000	43,413
Start Today Co. Ltd. (Japan)	500	26,429
Zalando SE (Germany)*	4,612	122,064

		5,505,706

Internet Software & Services — 0.6%
Alphabet, Inc. (Class A Stock)*	5,210	3,665,391
Alphabet, Inc. (Class C Stock)*	5,148	3,562,930
eBay, Inc.*	28,543	668,192
Facebook, Inc. (Class A Stock)*	32,487	3,712,614
IAC/InterActiveCorp	503	28,319
VeriSign, Inc.*	15,482	1,338,573

		12,976,019

IT Services — 0.5%
Accenture PLC (Class A Stock)	12,320	1,395,732
Alliance Data Systems Corp.*	606	118,728
Amadeus IT Holding SA (Spain) (Class A Stock)	5,184	228,402
Amdocs Ltd.	3,953	228,167
Atos SE (France)	2,572	212,060
Automatic Data Processing, Inc.	246	22,600
Booz Allen Hamilton Holding Corp.	5,977	177,158
Cognizant Technology Solutions Corp. (Class A Stock)*	1,097	62,792
First Data Corp. (Class A Stock)*	4,467	49,450
FleetCor Technologies, Inc.*	574	82,157
Gartner, Inc.*	2,213	215,568
Global Payments, Inc.	9,427	672,899
International Business Machines Corp.	13,620	2,067,244
MasterCard, Inc. (Class A Stock)	16,378	1,442,246
Paychex, Inc.	4,517	268,761
PayPal Holdings, Inc.*	1,903	69,479
Total System Services, Inc.	10,216	542,572
Visa, Inc. (Class A Stock)(a)	29,187	2,164,800
Western Union Co. (The)	12,491	239,577
Xerox Corp.	34,790	330,157

		10,590,549

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	8,500	219,355
Hasbro, Inc.	9,501	797,989
Sankyo Co. Ltd. (Japan)	4,600	172,468
Shimano, Inc. (Japan)	4,100	626,880
Yamaha Corp. (Japan)	14,300	385,434

		2,202,126

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	2,620	116,224
Charles River Laboratories International, Inc.*	983	81,039
Lonza Group AG (Switzerland)*	1,326	220,264
Mettler-Toledo International, Inc.*	347	126,627
Quintiles Transnational Holdings, Inc.*	252	16,461
Thermo Fisher Scientific, Inc.	2,179	321,969
VWR Corp.*	9,494	274,377

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Waters Corp.*	3,884	$546,285

		1,703,246

Machinery — 0.4%
AGCO Corp.	4,134	194,835
ANDRITZ AG (Austria)	12,785	606,230
Atlas Copco AB (Sweden) (Class B Stock)	5,011	118,772
Cummins, Inc.	715	80,395
FANUC Corp. (Japan)	3,100	504,287
Flowserve Corp.	236	10,660
Illinois Tool Works, Inc.	14,883	1,550,214
Ingersoll-Rand PLC	11,871	755,945
JTEKT Corp. (Japan)	3,100	35,137
Kone OYJ (Finland) (Class B Stock)	26,962	1,244,311
Makita Corp. (Japan)	15,100	1,002,596
Minebea Co. Ltd. (Japan)	11,200	76,092
NGK Insulators Ltd. (Japan)	6,000	121,304
NSK Ltd. (Japan)	15,000	109,799
Oshkosh Corp.	2,142	102,195
PACCAR, Inc.	18,577	963,589
Parker-Hannifin Corp.	842	90,978
Pentair PLC (United Kingdom)	1,668	97,228
Schindler Holding AG (Switzerland)	262	47,680
SMC Corp. (Japan)	400	98,410
Snap-on, Inc.	3,044	480,404
SPX FLOW, Inc.*	353	9,203
Stanley Black & Decker, Inc.	1,242	138,135
Volvo AB (Sweden) (Class B Stock)	15,548	154,459
WABCO Holdings, Inc.*	968	88,640
Weir Group PLC (The) (United Kingdom)	1,538	29,704

		8,711,202

Marine
AP Moeller – Maersk A/S (Denmark) (Class A Stock)	49	61,758
AP Moeller – Maersk A/S (Denmark) (Class B Stock)	148	193,311

		255,069

Media — 0.5%
Altice NV (Netherlands) (Class A Stock)*	2,064	30,819
CBS Corp. (Class B Stock)	5,050	274,922
Charter Communications, Inc. (Class A Stock)*	1,599	365,651
Cinemark Holdings, Inc.	2,302	83,931
Comcast Corp. (Class A Stock)	40,140	2,616,726
Discovery Communications, Inc. (Class A Stock)*(a)	3,590	90,576
Discovery Communications, Inc. (Class C Stock)*	952	22,705
Interpublic Group of Cos., Inc. (The)	27,510	635,481
ITV PLC (United Kingdom)	45,424	108,913
Lagardere SCA (France)	2,633	57,273
Liberty Global PLC (United Kingdom) (Class A Stock)*	386	11,217
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,525	100,991
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	48	1,554

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	440	$14,299
Liberty SiriusXM Group (Class C Stock)*	1,944	60,011
News Corp. (Class A Stock)	10,625	120,594
Omnicom Group, Inc.	3,077	250,745
ProSiebenSat.1 Media SE (Germany)*	905	39,587
Publicis Groupe SA (France)	292	19,536
REA Group Ltd. (Australia)	7,995	358,798
RELX PLC (United Kingdom)	9,231	169,984
Scripps Networks Interactive, Inc. (Class A Stock)	4,836	301,138
Sinclair Broadcast Group, Inc. (Class A Stock)	5,492	163,991
Sky PLC (United Kingdom)	28,976	329,269
Time Warner, Inc.	21,150	1,555,371
Twenty-First Century Fox, Inc. (Class A Stock)	12,697	343,454
Twenty-First Century Fox, Inc. (Class B Stock)	1,859	50,658
Viacom, Inc. (Class B Stock)	5,409	224,311
Vivendi SA (France)	1,829	34,218
Walt Disney Co. (The)	13,104	1,281,833
Wolters Kluwer NV (Netherlands)	1,181	47,820
WPP PLC (United Kingdom)	18,218	379,691

		10,146,067

Metals & Mining — 0.2%
Alcoa, Inc.	24,511	227,217
Alumina Ltd. (Australia)	322,888	317,390
Anglo American PLC (United Kingdom)	15,255	149,534
BHP Billiton Ltd. (Australia)	10,881	151,640
BHP Billiton PLC (Australia)	21,976	278,150
Boliden AB (Sweden)	6,619	129,362
Concrete Investments II SCA (Luxembourg)*^	2,494	—
Fortescue Metals Group Ltd. (Australia)	7,905	21,154
Freeport-McMoRan, Inc.	7,308	81,411
Glencore PLC (Switzerland)*	150,870	310,963
Newcrest Mining Ltd. (Australia)*	7,055	122,276
Newmont Mining Corp.	8,542	334,163
Nucor Corp.	4,087	201,939
Reliance Steel & Aluminum Co.	3,758	288,990
Rio Tinto PLC (United Kingdom)	22,835	709,408
South32 Ltd. (Australia)*	36,216	42,474
Steel Dynamics, Inc.	7,524	184,338
ThyssenKrupp AG (Germany)	9,529	191,537
voestalpine AG (Austria)	7,415	249,555

		3,991,501

Multiline Retail — 0.1%
Big Lots, Inc.	864	43,295
Dollar General Corp.	3,699	347,706
Don Quijote Holdings Co. Ltd. (Japan)	1,700	63,177
Isetan Mitsukoshi Holdings Ltd. (Japan)	14,600	129,952
J Front Retailing Co. Ltd. (Japan)	15,800	163,820
Macy’s, Inc.	6,778	227,809
Marks & Spencer Group PLC (United Kingdom)	15,891	68,054
Marui Group Co. Ltd. (Japan)	11,800	158,850
Next PLC (United Kingdom)	1,053	69,578

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail (continued)
Ryohin Keikaku Co. Ltd. (Japan)	800	$194,958
Takashimaya Co. Ltd. (Japan)	33,000	236,364
Target Corp.	11,593	809,423

		2,512,986

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	22,922	332,899
Ameren Corp.	453	24,272
CenterPoint Energy, Inc.	15,666	375,984
Centrica PLC (United Kingdom)	64,762	195,841
CMS Energy Corp.	12,435	570,269
Consolidated Edison, Inc.	1,763	141,816
DTE Energy Co.	6,492	643,487
DUET Group (Australia)	48,126	90,265
E.ON SE (Germany)	54,187	547,010
Engie SA (France)	28,719	461,133
National Grid PLC (United Kingdom)	50,709	745,696
Public Service Enterprise Group, Inc.	7,028	327,575
RWE AG (Germany)*	16,057	255,712
Veolia Environnement SA (France)	3,633	78,454

		4,790,413

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.	6,587	350,758
Antero Resources Corp.*	6,003	155,958
Apache Corp.	12,101	673,663
BP PLC (United Kingdom)	218,701	1,280,177
BP PLC (United Kingdom), ADR	8,956	318,028
California Resources Corp.*	1,059	12,920
Caltex Australia Ltd. (Australia)	2,523	60,830
Chesapeake Energy Corp.*	10,480	44,854
Chevron Corp.	23,504	2,463,924
Cimarex Energy Co.	214	25,534
Columbia Pipeline Group, Inc.	3,423	87,253
ConocoPhillips	21,497	937,269
Continental Resources, Inc.*	2,870	129,925
Devon Energy Corp.	15,593	565,246
Energen Corp.	515	24,828
Eni SpA (Italy)	32,588	524,903
EOG Resources, Inc.	5,948	496,183
EP Energy Corp. (Class A Stock)*	7,058	36,560
Exxon Mobil Corp.	60,616	5,682,144
Gulfport Energy Corp.*	1,434	44,827
Hess Corp.	848	50,965
HollyFrontier Corp.	645	15,332
Kinder Morgan, Inc.	7,063	132,219
Laredo Petroleum, Inc.*(a)	14,033	147,066
Marathon Oil Corp.	18,605	279,261
Marathon Petroleum Corp.	8,882	337,161
Murphy Oil Corp.	5,800	184,150
Newfield Exploration Co.*	4,576	202,167
Noble Energy, Inc.	6,933	248,687
Occidental Petroleum Corp.	5,382	406,664
OMV AG (Austria)	6,783	190,676
Origin Energy Ltd. (Australia)	14,812	64,716
Phillips 66	7,863	623,851
Pioneer Natural Resources Co.	1,874	283,368
Plains GP Holdings LP (Class A Stock)	11,269	117,536
Range Resources Corp.	3,855	166,305
Repsol SA (Spain)	16,078	206,103

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)(a)	53,284	$1,463,461
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	53,125	1,467,776
Santos Ltd. (Australia)	8,017	28,378
SM Energy Co.	1,559	42,093
Southwestern Energy Co.*	5,235	65,856
Spectra Energy Corp.	25,923	949,560
Statoil ASA (Norway)	29,313	506,484
Statoil ASA (Norway), ADR	16,338	282,811
Suncor Energy, Inc. (Canada)	9,839	272,835
Targa Resources Corp.	1,398	58,912
Teekay Corp. (Bermuda)*	5,151	36,727
Tesoro Corp.	3,097	232,028
TonenGeneral Sekiyu KK (Japan)	24,000	218,629
TOTAL SA (France)	29,805	1,429,335
Valero Energy Corp.	15,025	766,275
Whiting Petroleum Corp.*	2,836	26,261
Williams Cos., Inc. (The)	10,154	219,631
Woodside Petroleum Ltd. (Australia)	457	9,267

		25,648,330

Paper & Forest Products — 0.1%
Domtar Corp.	1,183	41,417
Mondi PLC (South Africa)	35,417	663,097
Stora Enso OYJ (Finland) (Class R Stock)	41,240	331,657
UPM-Kymmene OYJ (Finland)	36,285	666,586

		1,702,757

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	747	67,992
Kao Corp. (Japan)	18,900	1,100,777
Kose Corp. (Japan)	1,900	161,006
L’Oreal SA (France)	103	19,720
Pola Orbis Holdings, Inc. (Japan)	900	84,699
Shiseido Co. Ltd. (Japan)	13,900	362,203
Unilever NV (United Kingdom), CVA	22,949	1,067,354
Unilever PLC (United Kingdom)	14,518	695,636

		3,559,387

Pharmaceuticals — 1.4%
Allergan PLC*	5,121	1,183,412
Astellas Pharma, Inc. (Japan)	25,000	392,059
AstraZeneca PLC (United Kingdom)	18,177	1,086,690
Bayer AG (Germany)	11,118	1,116,640
Bristol-Myers Squibb Co.	27,430	2,017,476
Daiichi Sankyo Co. Ltd. (Japan)	1,100	26,725
Eli Lilly & Co.	17,721	1,395,529
Endo International PLC*	1,852	28,873
GlaxoSmithKline PLC (United Kingdom)	73,655	1,581,750
Jazz Pharmaceuticals PLC*	905	127,886
Johnson & Johnson	50,680	6,147,484
Mallinckrodt PLC*	1,530	92,993
Merck & Co., Inc.	46,555	2,682,034
Merck KGaA (Germany)	501	50,923
Mylan NV*	512	22,139
Novartis AG (Switzerland)	29,107	2,402,450
Novo Nordisk A/S (Denmark) (Class B Stock)	28,044	1,510,251

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Ono Pharmaceutical Co. Ltd. (Japan)	1,700	$74,054
Perrigo Co. PLC	580	52,589
Pfizer, Inc.	96,885	3,411,321
Roche Holding AG (Switzerland)	9,162	2,417,667
Sanofi (France)	17,116	1,422,050
Shionogi & Co. Ltd. (Japan)	3,700	202,264
Takeda Pharmaceutical Co. Ltd. (Japan)	2,400	103,508
Taro Pharmaceutical Industries Ltd.*	193	28,101
Teva Pharmaceutical Industries Ltd. (Israel)	11,805	597,454
Teva Pharmaceutical Industries Ltd. (Israel), ADR	841	42,243
UCB SA (Belgium)	867	65,101
Zoetis, Inc.	4,772	226,479

		30,508,145

Professional Services — 0.1%
Adecco Group AG (Switzerland)	3,184	160,595
Dun & Bradstreet Corp. (The)	2,502	304,844
Equifax, Inc.	5,027	645,466
ManpowerGroup, Inc.	11,098	714,046
Nielsen Holdings PLC	3,237	168,227
Robert Half International, Inc.	2,591	98,873
SEEK Ltd. (Australia)	5,239	60,142
TransUnion*	1,077	36,015

		2,188,208

Real Estate Investment Trusts (REITs) — 0.5%
American Capital Agency Corp.	2,703	53,573
American Tower Corp.	5,538	629,172
Annaly Capital Management, Inc.	7,407	81,995
Apartment Investment & Management Co. (Class A Stock)	2,877	127,048
Ascendas Real Estate Investment Trust (Singapore)	200	370
AvalonBay Communities, Inc.	3,663	660,769
Boston Properties, Inc.	339	44,714
Brandywine Realty Trust	2,151	36,137
British Land Co. PLC (The) (United Kingdom)	3,470	28,174
Camden Property Trust	79	6,985
CapitaLand Mall Trust (Singapore)	200	318
Dexus Property Group (Australia)	38,702	262,619
Digital Realty Trust, Inc.	1,190	129,698
Duke Realty Corp.	4,251	113,332
Equity Residential	2,924	201,405
Essex Property Trust, Inc.	3,169	722,817
First Industrial Realty Trust, Inc.	3,782	105,215
General Growth Properties, Inc.	4,766	142,122
GPT Group (The) (Australia)	64,522	262,389
Host Hotels & Resorts, Inc.	21,022	340,766
Iron Mountain, Inc.	4,787	190,666
Kilroy Realty Corp.	1,468	97,314
Lamar Advertising Co. (Class A Stock)	3,063	203,077
Land Securities Group PLC (United Kingdom)	4,449	61,910
Link REIT (Hong Kong)	28,500	194,889
Mid-America Apartment Communities, Inc.	3,137	333,777
Mirvac Group (Australia)	120,577	183,379
ProLogis, Inc.	5,323	261,040
Public Storage	3,956	1,011,114

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties, Inc.	512	$25,933
Scentre Group (Australia)	144,358	534,697
Simon Property Group, Inc.	10,473	2,271,594
SL Green Realty Corp.	195	20,762
Stockland (Australia)	74,930	265,665
Suntec Real Estate Investment Trust (Singapore)	200	264
Vicinity Centres (Australia)	109,220	272,488
Weingarten Realty Investors	13,936	568,868
Welltower, Inc.	1,548	117,911
Westfield Corp. (Australia)	43,656	350,675
Weyerhaeuser Co.	8,216	244,590

		11,160,231

Real Estate Management & Development — 0.1%
Azrieli Group Ltd. (Israel)	545	23,176
CapitaLand Ltd. (Singapore)	200	459
CBRE Group, Inc. (Class A Stock)*	5,746	152,154
Cheung Kong Property Holdings Ltd. (Hong Kong)	34,500	217,373
City Developments Ltd. (Singapore)	100	608
Daito Trust Construction Co. Ltd. (Japan)	2,700	438,378
Daiwa House Industry Co. Ltd. (Japan)	11,100	325,974
Global Logistic Properties Ltd. (Singapore)	200	270
Hang Lung Properties Ltd. (Hong Kong)	28,000	56,568
Henderson Land Development Co. Ltd. (Hong Kong)	14,500	81,907
Hongkong Land Holdings Ltd. (Hong Kong)	15,100	91,883
Hysan Development Co. Ltd. (Hong Kong)	8,000	35,676
Jones Lang LaSalle, Inc.	1,212	118,109
Kerry Properties Ltd. (Hong Kong)	8,000	19,807
LendLease Group (Australia)	2,884	27,396
Mitsubishi Estate Co. Ltd. (Japan)	9,000	165,085
Mitsui Fudosan Co. Ltd. (Japan)	5,000	114,754
Realogy Holdings Corp.*	3,781	109,725
Sino Land Co. Ltd. (Hong Kong)	38,000	62,566
Sun Hung Kai Properties Ltd. (Hong Kong)	19,000	229,309
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	7,000	79,109
Swire Properties Ltd. (Hong Kong)	15,000	39,966
Swiss Prime Site AG (Switzerland)*	848	76,768
UOL Group Ltd. (Singapore)	100	408
Wharf Holdings Ltd. (The) (Hong Kong)	18,000	109,845
Wheelock & Co. Ltd. (Hong Kong)	11,000	51,674

		2,628,947

Road & Rail — 0.1%
AMERCO	559	209,373
Asciano Ltd. (Australia)	101,028	670,300
Aurizon Holdings Ltd. (Australia)	145,466	527,793
CSX Corp.	1,765	46,031
J.B. Hunt Transport Services, Inc.	2,045	165,502
Landstar System, Inc.	4,324	296,886
Norfolk Southern Corp.	5,334	454,084
Union Pacific Corp.	7,778	678,631

		3,048,600

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	6,449	365,271
Applied Materials, Inc.	20,183	483,786

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Ltd. (Singapore)	2,432	$377,933
Infineon Technologies AG (Germany)	9,302	134,660
Intel Corp.	63,902	2,095,985
KLA-Tencor Corp.	1,251	91,636
Linear Technology Corp.	7,584	352,884
Marvell Technology Group Ltd. (Bermuda)	33,179	316,196
Maxim Integrated Products, Inc.	11,080	395,445
Micron Technology, Inc.*	3,427	47,156
NVIDIA Corp.	5,700	267,957
NXP Semiconductors NV (Netherlands)*	2,380	186,449
Qorvo, Inc.*	3,413	188,602
QUALCOMM, Inc.	27,375	1,466,479
Rohm Co. Ltd. (Japan)	7,900	311,814
STMicroelectronics NV (Switzerland)	11,508	67,189
Texas Instruments, Inc.	13,957	874,406
Tokyo Electron Ltd. (Japan)	3,400	287,330
Xilinx, Inc.	6,148	283,607

		8,594,785

Software — 0.7%
Activision Blizzard, Inc.	14,040	556,405
Adobe Systems, Inc.*	9,517	911,633
Autodesk, Inc.*	1,631	88,302
CA, Inc.	16,914	555,287
Check Point Software Technologies Ltd. (Israel)*	2,125	169,320
Citrix Systems, Inc.*	6,520	522,186
Electronic Arts, Inc.*	9,035	684,491
Intuit, Inc.	7,847	875,804
Konami Holdings Corp. (Japan)	3,600	137,339
Microsoft Corp.	139,496	7,138,010
Mobileye NV*	1,303	60,120
Nexon Co. Ltd. (Japan)	20,900	309,321
Nintendo Co. Ltd. (Japan)	2,200	316,138
Oracle Corp.	59,577	2,438,486
Red Hat, Inc.*	875	63,525
Sage Group PLC (The) (United Kingdom)	2,955	25,542
salesforce.com, Inc.*	3,804	302,076
SAP SE (Germany)	4,926	369,970
Splunk, Inc.*	272	14,737
Symantec Corp.	10,778	221,380
Synopsys, Inc.*	5,585	302,037
Trend Micro, Inc. (Japan)	4,200	150,209
VMware, Inc. (Class A Stock)*(a)	4,646	265,844

		16,478,162

Specialty Retail — 0.5%
ABC-Mart, Inc. (Japan)	1,000	67,112
AutoZone, Inc.*	24	19,052
Bed Bath & Beyond, Inc.	973	42,053
Best Buy Co., Inc.	17,178	525,647
Dixons Carphone PLC (United Kingdom)	6,141	26,358
Fast Retailing Co. Ltd. (Japan)	800	214,784
Foot Locker, Inc.	4,246	232,936
Gap, Inc. (The)	6,896	146,333
Hennes & Mauritz AB (Sweden) (Class B Stock)	9,246	272,025
Hikari Tsushin, Inc. (Japan)	1,700	142,415
Home Depot, Inc. (The)	22,866	2,919,759
Industria de Diseno Textil SA (Spain)	7,484	251,418

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Kingfisher PLC (United Kingdom)	22,560	$96,898
L Brands, Inc.	948	63,639
Lowe’s Cos., Inc.	27,824	2,202,826
Nitori Holdings Co. Ltd. (Japan)	1,500	181,926
Office Depot, Inc.*	31,880	105,523
O’Reilly Automotive, Inc.*	110	29,821
Penske Automotive Group, Inc.	3,987	125,431
Shimamura Co. Ltd. (Japan)	2,000	297,573
Staples, Inc.	28,864	248,808
TJX Cos., Inc. (The)	23,573	1,820,543
USS Co. Ltd. (Japan)	12,300	203,277
Williams-Sonoma, Inc.	2,426	126,467
Yamada Denki Co. Ltd. (Japan)	21,800	115,078

		10,477,702

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	93,064	8,896,919
Brother Industries Ltd. (Japan)	17,400	186,638
Canon, Inc. (Japan)	41,200	1,176,269
EMC Corp.	31,913	867,076
FUJIFILM Holdings Corp. (Japan)	8,400	325,924
Hewlett Packard Enterprise Co.	49,643	906,978
HP, Inc.	74,376	933,418
Konica Minolta, Inc. (Japan)	46,000	335,090
NetApp, Inc.	5,576	137,114
Seagate Technology PLC	6,881	167,621
Seiko Epson Corp. (Japan)	19,900	319,029
Western Digital Corp.	353	16,683

		14,268,759

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	3,242	465,389
Burberry Group PLC (United Kingdom)	2,917	45,375
Cie Financiere Richemont SA (Switzerland)	1,493	87,392
Coach, Inc.	3,399	138,475
HUGO BOSS AG (Germany)	536	30,473
Kering (France)	51	8,210
LVMH Moet Hennessy Louis Vuitton SE (France)	1,967	296,496
Michael Kors Holdings Ltd.*	2,370	117,267
NIKE, Inc. (Class B Stock)	31,614	1,745,093
Pandora A/S (Denmark)	5,042	686,718
PVH Corp.	245	23,086
Ralph Lauren Corp.	1,071	95,983
Swatch Group AG (The) (Switzerland)	516	151,716

		3,891,673

Tobacco — 0.5%
Altria Group, Inc.	43,849	3,023,827
British American Tobacco PLC (United Kingdom)	22,898	1,484,463
Imperial Brands PLC (United Kingdom)	36,036	1,954,342
Japan Tobacco, Inc. (Japan)	30,200	1,217,127
Philip Morris International, Inc.	23,024	2,342,001
Reynolds American, Inc.	11,825	637,722

		10,659,482

Trading Companies & Distributors
Brenntag AG (Germany)	7,372	357,116
Toyota Tsusho Corp. (Japan)	900	19,376
United Rentals, Inc.*	743	49,855

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.(a)	971	$220,660
Watsco, Inc.	775	109,035
Wolseley PLC (Switzerland)	1,773	91,813

		847,855

Transportation Infrastructure — 0.1%
Atlantia SpA (Italy)	46,248	1,155,509
Auckland International Airport Ltd. (New Zealand)	12,233	56,907
Sydney Airport (Australia)	210,333	1,098,286

		2,310,702

Water Utilities
American Water Works Co., Inc.	8,276	699,405

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	19,400	589,949
Millicom International Cellular SA (Luxembourg), SDR	849	52,077
NTT DOCOMO, Inc. (Japan)	25,700	693,092
SoftBank Group Corp. (Japan)	6,600	373,244
StarHub Ltd. (Singapore)	100	282
Tele2 AB (Sweden) (Class B Stock)	943	8,279
Telephone & Data Systems, Inc.	6,691	198,455
T-Mobile US, Inc.*	11,623	502,927
Vodafone Group PLC (United Kingdom)	157,335	479,695

		2,898,000

TOTAL COMMON STOCKS (cost $453,644,638)		460,787,426

EXCHANGE TRADED FUNDS — 7.3%
Consumer Staples Select Sector SPDR Fund	242,248	13,359,977
Energy Select Sector SPDR Fund	256,398	17,496,600
Financial Select Sector SPDR Fund	1,090,748	24,901,777
Health Care Select Sector SPDR Fund	305,289	21,895,327
iShares 0-5 Year TIPS Bond ETF*	1	102
iShares 10-20 Year Treasury Bond ETF	1	147
iShares 1-3 Year Treasury Bond Fund ETF	1	85
iShares 20+ Year Treasury Bond ETF(a)	54,129	7,518,518
iShares 3-7 Year Treasury Bond ETF	1	127
iShares 7-10 Year Treasury Bond ETF	1	113
iShares Agency Bond ETF	1	116
iShares Core U.S. Treasury Bond ETF	1	26
iShares iBoxx $ High Yield Corporate Bond Fund(a)	60,662	5,137,465
iShares MSCI Eurozone ETF(a)	1,935,397	62,455,261
iShares MSCI Hong Kong ETF	365,011	7,146,916
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond Fund ETF	1	117
Utilities Select Sector SPDR Fund(a)	97,139	5,096,883

TOTAL EXCHANGE TRADED FUNDS (cost $192,713,082)		165,009,667

PREFERRED STOCKS — 0.5%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	1,425	90,839
Porsche Automobil Holding SE (Germany) (PRFC)	1,161	53,664

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Volkswagen AG (Germany) (PRFC)	2,632	$318,790

		463,293

Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain) (PRFC)*	7,837	5,505

Consumer Finance — 0.2%
Ally Financial, Inc. (PRFC), 1.750%*	228,315	3,897,328

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2 (PRFC), 6.411%	64,707	1,606,028

Food Products — 0.1%
Orkla ASA (Norway) (PRFC)	112,692	1,002,233

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (Canada) (PRFC)*^	3,087	2,562,405

Insurance
Gjensidige Forsikring ASA (Norway) (PRFC)	2,725	45,401

Metals & Mining
Concrete Investments II SCA (Luxembourg) (PRFC)*^	2,494	278,710
Norsk Hydro ASA (Norway) (PRFC)	69,831	255,639

		534,349

TOTAL PREFERRED STOCKS (cost $12,612,403)		10,116,542

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.3%
Collateralized Loan Obligations — 0.1%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class C, 144A
3.834%(c)	01/20/26	250	230,627
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
4.084%(c)	07/28/26	250	231,276
Atlas Senior. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.633%(c)	07/16/26	250	243,148
Series 2014-1A, Class D, 144A
4.083%(c)	07/16/26	250	218,560
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
4.134%(c)	07/20/26	500	442,416
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
4.186%(c)	05/20/26	250	226,641
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.435%(c)	07/22/26	250	244,263
LCM X LP (Cayman Islands),
Series 10A, Class ER, 144A
6.128%(c)	04/15/22	1,000	904,087
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8A, Class CR, 144A
3.435%(c)	04/22/22	250	248,846
Series 2012-8A, Class DR, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
4.485%(c)	04/22/22	250	$243,554
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
4.234%(c)	07/20/26	250	226,436
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class ER, 144A
6.133%(c)	05/05/23	250	222,641

			3,682,495

Non-Residential Mortgage-Backed Securities — 2.0%
Access Group, Inc.,
Series 2004-A, Class A2
0.898%(c)	04/25/29	620	613,486
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class D
3.030%	07/09/18	900	903,862
Series 2012-4, Class D
2.680%	10/09/18	1,200	1,205,154
Series 2013-1, Class D
2.090%	02/08/19	1,800	1,800,141
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,110,187
CarFinance Capital Auto Trust,
Series 2014-1A, Class A, 144A
1.460%	12/17/18	39	38,487
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	766,400
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,984,638
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.828%(c)	04/25/24	1,312	1,298,962
Conn’s Receivables Funding LLC,
Series 2016-A, Class A, 144A
4.680%	04/16/18	1,420	1,426,146
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	767,073
Drive Auto Receivables Trust,
Series 2015-DA, Class A3, 144A
1.590%	12/17/18	600	600,317
Series 2016-BA, Class C, 144A
3.190%	07/15/22	1,100	1,102,206
Exeter Automobile Receivables Trust,
Series 2013-1A, Class B, 144A
2.410%	05/15/18	50	50,162
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	74	74,093
Hyundai Auto Receivables Trust,
Series 2013-A, Class C
1.350%	06/17/19	865	866,593
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4
0.950%(c)	09/27/35	794	780,917

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
NRZ Advance Receivables Trust/Advance Receivables-Backed Trust,
Series 2015-T1, Class AT1, 144A
2.315%	08/15/46		500	$499,587
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A
4.320%	07/18/25	(g)	100	96,167
Santander Drive Auto Receivables Trust,
Series 2012-2, Class D
3.870%	02/15/18		210	210,641
Series 2012-3, Class D
3.640%	05/15/18		525	528,314
Series 2012-4, Class C
2.940%	12/15/17		222	222,203
Series 2012-4, Class D
3.500%	06/15/18		1,360	1,373,075
Series 2012-AA, Class C, 144A
1.780%	11/15/18		1,031	1,032,948
Series 2012-AA, Class D, 144A
2.460%	12/17/18		600	603,610
Series 2013-2, Class C
1.950%	03/15/19		845	847,858
Series 2013-3, Class C
1.810%	04/15/19		444	445,173
Series 2013-3, Class D
2.420%	04/15/19		2,300	2,315,132
Series 2013-4, Class C
3.250%	01/15/20		600	606,217
Series 2013-A, Class B, 144A
1.890%	10/15/19		99	98,992
Series 2013-A, Class C, 144A
3.120%	10/15/19		900	910,884
Series 2014-1, Class B
1.590%	10/15/18		302	301,756
Series 2014-1, Class C
2.360%	04/15/20		780	784,493
Series 2014-1, Class D
2.910%	04/15/20		1,000	1,014,124
Series 2014-2, Class C
2.330%	11/15/19		430	433,312
Series 2014-3, Class D
2.650%	08/17/20		1,500	1,513,219
Series 2014-5, Class C
2.460%	06/15/20		1,950	1,969,569
Series 2015-2, Class C
2.440%	04/15/21		475	479,255
Series 2015-3, Class C
2.740%	01/15/21		500	507,873
Series 2015-4, Class C
2.970%	03/15/21		390	397,755
Series 2016-2, Class C
2.660%	11/15/21		910	925,389
SLC Private Student Loan Trust,
Series 2010-B, Class A2, 144A
3.936%(c)	07/15/42		1,275	1,291,314
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
1.093%(c)	09/15/20		713	708,181
Series 2003-B, Class A2
1.053%(c)	03/15/22		724	713,983

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2003-C, Class A2
1.043%(c)	09/15/20	163	$160,491
Series 2004-B, Class A2
0.853%(c)	06/15/21	338	336,794
Series 2005-B, Class A2
0.833%(c)	03/15/23	403	399,120
Series 2006-A, Class A4
0.843%(c)	12/15/23	1,586	1,564,744
Series 2006-B, Class A4
0.833%(c)	03/15/24	873	865,008
Series 2006-C, Class A4
0.823%(c)	03/15/23	1,411	1,401,236
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.450%(c)	05/16/44	411	418,913
Series 2012-A, Class A1, 144A
1.842%(c)	08/15/25	321	321,801
Series 2012-D, Class A1, 144A
1.492%(c)	06/15/23	10	9,561
Series 2012-D, Class A2, 144A
2.950%	02/15/46	1,000	1,012,116
Series 2012-E, Class A1, 144A
1.192%(c)	10/16/23	226	225,610
Series 2013-A, Class A1, 144A
1.042%(c)	08/15/22	383	382,511
Series 2013-B, Class A1, 144A
1.092%(c)	07/15/22	533	533,144
SLM Student Loan Trust,
Series 2012-5, Class A2
0.753%(c)	06/25/19	447	443,584
Series 2013-C, Class A1, 144A
1.292%(c)	02/15/22	243	243,287
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	138	138,544

			44,676,312

Residential Mortgage-Backed Securities — 0.2%
Countrywide Asset-Backed Certificates Trust,
Series 2004-12, Class MV3
1.443%(c)	03/25/35	196	194,850
Series 2004-6, Class 2A5
1.233%(c)	11/25/34	204	198,427
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
1.098%(c)	05/25/35	69	68,934
Home Equity Asset Trust,
Series 2005-5, Class M1
1.173%(c)	11/25/35	324	323,089
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.743%(c)	12/25/35	36	36,030
Park Place Securities, Inc./Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
1.398%(c)	02/25/35	166	165,827
Series 2005-WCW3, Class A2C
0.833%(c)	08/25/35	23	23,278

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
1.142%(c)	12/10/18	2,780	$2,768,857

			3,779,292

TOTAL ASSET-BACKED SECURITIES (cost $52,211,237)			52,138,099

BANK LOANS(c) — 0.9%
Aerospace & Defense
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	513	458,908

Air Freight & Logistics — 0.1%
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	271	220,761
Ceva Intercompany B.V.,
Dutch BV Term Loan
6.500%	03/19/21	279	227,565
Ceva Logistics Canada,
Canadian Term Loan
6.500%	03/19/21	48	39,235
Ceva Logistics U.S. Holdings, Inc.,
U.S. Term Loan
6.500%	03/12/21	385	313,882

			801,443

Airlines
Northwest Airlines, Inc.,
Participation Loan B757-200^
2.128%	09/10/18	67	65,239
2.128%	09/10/18	67	64,833
Participation Loan B757-300^
2.128%	03/10/17	66	64,023
2.748%	03/10/17	44	43,120
2.748%	03/10/17	43	42,900

			280,115

Biotechnology
DPX Holdings B.V.,
2015 Incremental Dollar Term Loan
4.250%	03/11/21	377	366,472

Chemicals
MacDermid, Inc.,
Tranche Term Loan B-3
5.500%	06/07/20	203	200,241
PQ Corp.,
Tranche Term Loan B-1
5.750%	10/15/22	180	179,893

			380,134

Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	405	393,676
Jaguar Holding Co.,
Initial Term Loan
4.250%	08/05/22	757	750,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services (continued)
			$1,144,307

Diversified Consumer Services
Telenet Financing USD LLC,
Term Loan AD Facility
4.250%	06/15/24	250	247,553

Diversified Telecommunication Services — 0.1%
Ligado Networks LLC,
Junior Loan^
13.500%	12/07/20	555	344,298
Lightsquared LLC,
Term Loan
9.750%	12/07/20	2,320	2,062,169

			2,406,467

Educational Services
Laureate Education, Inc.,
2018 New Series Extended Term Loan
5.000%	06/16/18	410	393,190

Energy
Energy Future Intermediate Co. LLC,
Term Loan
4.250%	12/19/16	430	428,925

Gaming
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	88	86,568

Health Care Providers & Services
Ortho-Clinical Diagnostics Holdings Sarl,
Initial Term Loan
4.750%	06/30/21	743	698,628

Healthcare – Products
DJO Finance LLC,
Initial Term Loan^
4.250%	06/30/20	217	204,217
Immucor, Inc.,
Term Loan B-2
5.000%	08/19/18	313	293,529

			497,746

Healthcare – Services
MPH Acquisition Holdings LLC,
Initial Term Loan
5.000%	06/01/23	423	423,982

Hotels, Restaurants & Leisure — 0.1%
Amaya Holdings BV,
Initial Term Loan B (First Lien)
5.000%	08/01/21	763	738,354
Initial Term Loan B (Second Lien)
8.000%	08/01/22	38	37,718

			776,072

Insurance
AssuredPartners, Inc.,
Term Loan (First Lien)
5.750%	10/14/22	125	124,103

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Internet
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	06/01/22	93	$92,280

Internet Software & Services
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	538	540,392

IT Consulting & Other Services
WEX, Inc.,
Term Loan B^
4.250%	06/24/23	186	185,070

Life Sciences Tools & Services
Trugreen Ltd. Partnership,
Initial Term Loan (First Lien)^
6.500%	04/15/23	145	145,363

Lodging — 0.1%
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	2,131	2,035,392

Media — 0.1%
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/25/21	251	244,065
Term Loan (Second Lien)
7.500%	07/25/22	577	532,354
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
7.000%	05/27/23	94	92,086
iHeartCommunications, Inc.,
Tranche Term Loan D
7.210%	01/22/19	1,336	974,935
Univision Communications, Inc.,
Replacement Term Loan (First-Lien C-4)
4.000%	03/01/20	28	28,072

			1,871,512

Metals
Fortescue Metals Group Ltd.,
Term Loan
4.250%	06/30/19	612	583,902

Miscellaneous Manufacturing
Gates Global LLC,
Initial Dollar Term Loan
4.250%	06/11/21	632	598,945

Oil & Gas Exploration & Production
MEG Energy Corp.,
New Term Loan
3.750%	03/31/20	110	96,210

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.,
Term Loan
2.636%	10/01/19	198	181,496
CITGO Holdings, Inc.,
Term Loan
9.500%	05/12/18	412	414,220
Weatherford International Ltd.,
Initial Term Loan^

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels (continued)
2.780%	05/04/20	463	$428,369

			1,024,085

Packaging & Containers
Novelis, Inc.,
Initial Term Loan
4.000%	05/18/22	227	224,773

Pharmaceuticals — 0.1%
Capsugel Holdings US, Inc.,
New Dollar Term Loan
4.000%	08/01/18	73	72,595
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan A (Series A-3)
3.720%	10/20/18	122	118,839
Tranche Term Loan B (Series C-2)
4.750%	12/11/19	90	87,139
Tranche Term Loan B (Series E-1)
4.750%	08/05/20	344	333,712
Tranche Term Loan B (Series F-1)
5.000%	03/11/22	142	137,868

			750,153

Real Estate
Vizient, Inc.,
Initial Term Loan
6.250%	02/15/23	150	150,648

Real Estate Investment Trusts (REITs)
MGM Growth Properties Operating Partnership LP,
Term Loan B
4.000%	04/15/23	268	268,480

Semiconductors
Microsemi Corp.,
Closing Date Term Loan B
3.750%	12/17/22	18	18,265

Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.,
Closing Date Term Loan
5.250%	03/15/23	152	152,651

Software — 0.1%
Avago, Inc.,
Dollar Term Loan B-1
4.250%	11/11/22	544	543,463
First Data Corp.,
2021 Extended Dollar Term Loan
4.452%	03/24/18	392	390,614
Infor (U.S.), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	612	594,868
Informatica Corp.,
Dollar Term Loan
4.500%	08/05/22	470	457,094
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
5.750%	02/25/23	339	338,718

			2,324,757

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Specialty Retail
J. Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	155	$105,325

Telecommunications
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-2
3.750%	06/30/19	218	197,130

Transportation
Air Medical Group Holdings, Inc.,
Initial Term Loan
4.250%	04/15/22	267	260,684

TOTAL BANK LOANS (cost $21,689,223)			21,140,630

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class A4
5.356%	10/10/45	624	625,960
Series 2007-1, Class A4
5.451%	01/15/49	1,686	1,710,456
Series 2007-3, Class A4
5.543%(c)	06/10/49	360	365,786
Series 2007-3, Class AMF
5.317%	06/10/49	1,300	1,330,788
Series 2007-4, Class A4
5.741%(c)	02/10/51	430	444,495
Series 2007-5, Class A4
5.492%	02/10/51	883	909,288
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class AMA
6.087%(c)	06/11/50	800	836,062
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.712%(c)	12/10/49	2,100	2,161,592
Series 2008-C7, Class A4
6.140%(c)	12/10/49	592	615,942
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	738	738,716
Series 2007-CD4, Class A4
5.322%	12/11/49	1,677	1,694,163
Commercial Mortgage Trust,
Series 2007-GG9, Class A4
5.444%	03/10/39	1,752	1,768,014
Series 2008-LS1, Class A1A
6.094%(c)	12/10/49	1,989	2,084,310
Series 2008-LS1, Class A4B
6.094%(c)	12/10/49	199	206,485
Series 2012-LC4, Class A4
3.288%	12/10/44	200	213,973
Series 2013-LC6, Class AM
3.282%	01/10/46	190	199,389
Series 2014-CR17, Class A5
3.977%	05/10/47	360	400,168
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	378,420
Series 2015-C2, Class A4

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.504%	06/15/57	200	$215,343
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A3
5.311%	12/15/39	224	224,371
Series 2006-C5, Class AM
5.343%	12/15/39	2,000	2,018,547
Series 2007-C1, Class A3
5.383%	02/15/40	2,285	2,306,458
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	288,448
Series 2007-C2, Class AM
5.603%(c)	01/15/49	321	326,867
FHLMC Multifamily Structured Pass-Through Trust,
Series K025, Class A2
2.682%	10/25/22	1,700	1,797,617
Series K038, Class A2
3.389%	03/25/24	700	773,695
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	174,050
Series 2013-GC16, Class A3
4.244%	11/10/46	250	283,214
Series 2007-GG10, Class A4
5.795%(c)	08/10/45	1,047	1,072,436
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	280,808
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	145,187
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB16, Class A4
5.552%	05/12/45	31	30,486
Series 2006-CB17, Class A4
5.429%	12/12/43	1,252	1,261,110
Series 2006-LDP8, Class A1A
5.397%	05/15/45	49	48,854
Series 2006-LDP8, Class A4
5.399%	05/15/45	41	41,040
Series 2006-LDP9, Class A3
5.336%	05/15/47	1,604	1,618,562
Series 2006-LPD7, Class AM
6.184%(c)	04/17/45	597	596,472
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,060	1,100,894
Series 2011-C5, Class A3
4.171%	08/15/46	190	207,490
Series 2012-CBX, Class AS
4.271%	06/15/45	170	187,238
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.918%(c)	07/15/44	317	328,936
Series 2007-C3, Class AM
5.918%(c)	07/15/44	390	402,388
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class AM
5.378%	11/15/38	170	171,030
Series 2007-C1, Class A4
5.424%	02/15/40	553	560,080

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-C2, Class A3
5.430%	02/15/40	1,393	$1,412,991
Series 2007-C7, Class A3
5.866%(c)	09/15/45	419	438,339
Series 2007-C7, Class AM
6.157%(c)	09/15/45	350	369,660
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	2,291	2,289,087
Series 2008-C1, Class A4
5.690%	02/12/51	348	362,504
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A4
5.739%(c)	06/12/50	1,614	1,661,399
Series 2007-8, Class A3
5.876%(c)	08/12/49	2,265	2,337,367
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.083%(c)	07/15/46	500	561,260
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	167,642
Morgan Stanley Capital I Trust,
Series 2006-T23, Class AJ
6.032%(c)	08/12/41	90	90,342
Series 2007-HQ11, Class A1A
5.422%(c)	02/12/44	545	553,410
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	151,747
Series 2007-IQ15, Class A4
5.906%(c)	06/11/49	1,436	1,489,475
Series 2007-IQ16, Class A4
5.809%	12/12/49	522	542,097
Series 2007-T25, Class A3
5.514%(c)	11/12/49	399	402,216
Series 2007-T27, Class A4
5.643%(c)	06/11/42	963	994,967
Series 2007-T27, Class AM
5.643%(c)	06/11/42	430	443,482
Series 2012-C4, Class A4
3.244%	03/15/45	330	351,470
Series 2015-MS1, Class A4
3.779%	05/15/48	450	495,488
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.795%(c)	08/12/45	657	668,651
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	325	339,698
Series 2013-C6, Class A4
3.244%	04/10/46	650	690,680
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572%	10/15/48	367	366,884
Series 2006-C28, Class AM
5.603%(c)	10/15/48	1,630	1,640,337
Series 2007-C34, Class A3
5.678%	05/15/46	619	637,092

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45		340	$364,194
Series 2012-C10, Class A3
2.875%	12/15/45		595	623,649
Series 2012-C10, Class AS
3.241%	12/15/45		390	408,820
Series 2013-C15, Class A4
4.153%(c)	08/15/46		450	506,524

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,902,594)				54,507,100

CONVERTIBLE BONDS — 0.1%
Exploration & Production — 0.1%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		1,553	1,228,811

Retail
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20		100	99,245

TOTAL CONVERTIBLE BONDS (cost $1,506,492)				1,328,056

CORPORATE BONDS — 23.5%
Advertising — 0.2%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		604	530,010
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20		559	581,360
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24		25	25,875
Gtd. Notes, 144A
5.750%	02/01/26		305	317,392
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		657	652,073
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26		1,100	1,158,554
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		400	406,000
5.625%	02/15/24		96	98,880
5.875%	03/15/25		25	25,750

				3,795,894

Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	(a)	595	525,087
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18		260	261,324
2.700%	04/27/20		70	70,951

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22			320	$313,600
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17			95	95,083
3.950%	11/15/16			40	40,418
4.750%	07/15/20			500	539,665
4.950%	02/15/21			966	1,056,410
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	11/23/18			250	253,391
2.500%	11/23/20			460	474,659
3.800%	03/01/45			180	184,069
4.070%	12/15/42			408	434,350
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
1.003%(c)	12/15/16			1,500	1,500,489
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20			207	210,623
6.000%	07/15/22			2,128	2,139,023
6.500%	07/15/24			451	457,485
Gtd. Notes, 144A
6.375%	06/15/26			480	478,800

					9,035,427

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44			1,200	1,538,521
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19	(a)		575	586,508
4.125%	03/04/43			500	536,303
4.250%	11/10/44	(a)		420	461,313
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18			330	335,294
3.250%	06/12/20			73	77,167
4.000%	06/12/22			170	184,754
4.450%	06/12/25			255	285,584
4.850%	09/15/23			750	856,301
5.850%	08/15/45			585	747,473
6.150%	09/15/43			100	130,619
6.875%	05/01/20			500	589,955
Tereos Finance Groupe I SA (France),
Gtd. Notes
4.125%	06/16/23		EUR	100	110,388

					6,440,180

Airlines — 0.1%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17			1,258	1,274,030
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18			950	999,875

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
Norwegian Air Shuttle ASA 2016-1 Class B Pass-Through Trust (Norway),
Pass-Through Certificates, 144A^
7.500%	11/10/23			265	$258,963
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18^			520	519,545
8.500%	10/23/16			147	147,566

					3,199,979

Apparel
BiSoho SAS (France),
Sr. Sec’d. Notes, RegS
5.875%	05/01/23		EUR	100	113,747

Auto Manufacturers — 0.4%
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, GMTN
2.875%	05/17/23		EUR	175	194,207
Fiat Chrysler Finance Europe (United Kingdom),
Gtd. Notes, GMTN
4.750%	03/22/21		EUR	100	119,249
4.750%	07/15/22		EUR	100	118,910
6.625%	03/15/18		EUR	100	118,816
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17			800	801,702
2.021%	05/03/19	(a)		1,100	1,109,360
3.000%	06/12/17			400	406,093
3.336%	03/18/21			685	710,432
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	(a)		100	99,596
5.200%	04/01/45			300	297,218
6.250%	10/02/43			100	111,085
6.750%	04/01/46			250	296,546
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19			495	496,379
3.100%	01/15/19			1,245	1,271,841
3.450%	04/10/22			775	774,453
4.200%	03/01/21			800	836,922
5.250%	03/01/26			305	331,561

					8,094,370

Auto Parts & Equipment — 0.1%
Dakar Finance SA (France),
Sr. Unsec’d. Notes, RegS, PIK
9.000%	11/15/20		EUR	100	107,757
FTE Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, RegS
9.000%	07/15/20		EUR	100	116,802
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26			89	90,669
7.000%	05/15/22			25	26,656
LKQ Italia Bondco SpA,
Gtd. Notes, RegS
3.875%	04/01/24		EUR	100	113,750

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.250%	05/15/21			250	$253,437
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.750%	11/15/22	(a)		438	481,404
Sr. Sec’d. Notes, RegS, PIK
5.750%	11/15/21		EUR	75	89,058
6.875%	08/15/18		EUR	103	116,881
UCI International LLC,
Gtd. Notes(i)
8.625%	02/15/19			1,400	308,000

					1,704,414

Banks — 2.8%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(c)	12/29/49		EUR	200	206,215
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%(c)	11/26/25		EUR	100	103,191
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%(c)	12/29/49		EUR	200	190,722
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, RegS
4.750%	01/15/18		EUR	400	110,975
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17		EUR	300	83,232
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49		EUR	200	188,929
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	03/12/49		EUR	300	281,323
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49			310	292,175
6.100%(c)	12/29/49			303	307,545
6.250%(c)	09/29/49			1,430	1,452,308
6.500%(c)	10/29/49			704	749,760
Sr. Unsec’d. Notes
2.650%	04/01/19			1,275	1,306,204
5.875%	01/05/21			300	344,151
Sub. Notes
6.110%	01/29/37			150	178,042
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18			1,110	1,116,658
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49			150	144,048
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18			500	509,411
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18			900	908,289

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	200	$209,259
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	03/16/18		900	893,069
2.750%	11/08/19		635	630,519
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		1,100	1,101,949
2.400%	12/12/18		1,000	1,019,530
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	195,800
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17		1,000	999,539
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		700	672,000
5.950%(c)	12/29/49		1,185	1,157,676
6.125%(c)	12/29/49		320	324,800
Sr. Unsec’d. Notes
2.050%	06/07/19		1,400	1,409,636
2.500%	07/29/19		1,100	1,120,493
Commerzbank AG (Germany),
Sub. Notes, EMTN
7.750%	03/16/21	EUR	100	132,155
Cooperatieve Rabobank UA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25		250	261,132
Gtd. Notes
3.875%	02/08/22		600	651,841
Jr. Sub. Notes
6.625%(c)	12/29/49	EUR	200	222,724
Sr. Unsec’d. Notes
2.250%	01/14/19		500	509,627
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		400	413,827
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		555	547,953
3.800%	09/15/22		435	436,880
Gtd. Notes, 144A
3.450%	04/16/21		685	691,815
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
1.750%	01/29/18		900	900,748
Deutsche Bank AG (Germany),
Sub. Notes, EMTN
4.500%	05/19/26	EUR	100	106,967
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		500	501,617
2.600%	11/13/18		490	497,371
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49		1,067	1,064,893

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
2.000%	04/25/19			105	$106,077
2.550%	10/23/19			755	772,482
2.625%	01/31/19			400	409,387
2.875%	02/25/21			875	897,065
2.900%	07/19/18	(a)		600	615,702
3.625%	01/22/23			200	209,792
5.750%	01/24/22			600	696,576
6.250%	02/01/41			600	776,462
Sub. Notes
6.750%	10/01/37			450	555,090
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49			100	99,575
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21			1,050	1,081,945
3.600%	05/25/23			500	510,985
4.300%	03/08/26			465	491,772
Sub. Notes
4.250%	08/18/25			1,000	1,009,123
6.500%	09/15/37			150	180,318
HSH Nordbank AG (Germany),
Sub. Notes, EMTN
0.542%(c)	02/14/17		EUR	202	210,729
Ibercaja Banco SA (Spain),
Sub. Notes
5.000%(c)	07/28/25		EUR	100	101,083
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(c)	12/29/49		EUR	400	408,390
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49			1,020	975,375
5.150%(c)	12/29/49	(a)		375	364,725
5.300%(c)	12/29/49			574	571,847
7.900%(c)	12/29/49			300	306,000
Sr. Unsec’d. Notes
1.625%	05/15/18			1,200	1,204,691
2.250%	01/23/20			1,000	1,013,753
2.400%	06/07/21			800	811,181
2.550%	03/01/21	(a)		1,100	1,118,021
2.700%	05/18/23			800	808,136
3.200%	01/25/23			200	207,305
3.250%	09/23/22			400	418,170
4.350%	08/15/21			400	440,054
5.600%	07/15/41			300	380,404
Sub. Notes
3.375%	05/01/23			500	509,765
3.875%	09/10/24			700	724,736
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.750%	05/14/18			1,125	1,121,835
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49			779	747,840
Sr. Unsec’d. Notes
2.800%	06/16/20	(a)		995	1,019,484
4.750%	03/22/17			200	204,960

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19		1,275	$1,298,938
4.000%	07/23/25		365	390,838
Sr. Unsec’d. Notes, MTN
2.200%	12/07/18		275	278,623
5.625%	09/23/19		400	443,803
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,347,921
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17		1,600	1,603,472
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
2.450%	03/30/21		1,600	1,643,682
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
1.500%	03/13/17		1,563	1,569,227
UBS Group AG (Switzerland),
Jr. Sub. Notes
6.875%(c)	12/29/49		200	195,500
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%(c)	01/03/27	EUR	100	107,884
5.750%(c)	10/28/25	EUR	100	114,871
6.950%	10/31/22	EUR	100	124,630
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		1,415	1,508,744
5.900%(c)	12/29/49		385	396,069
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,567,353
Sub. Notes, GMTN
4.900%	11/17/45		145	158,674
Sub. Notes, MTN
4.100%	06/03/26		280	299,491
4.650%	11/04/44		275	290,031
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		1,400	1,418,939

				61,986,523

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		770	798,502
3.300%	02/01/23		900	948,303
4.700%	02/01/36		300	337,118
4.900%	02/01/46		1,145	1,341,759
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42		200	200,116
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		84	87,360
6.000%	05/01/22		150	167,625
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19		110	110,278
3.000%	07/15/26		395	394,611

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23			600	$628,010
3.600%	08/13/42			200	204,086
4.000%	03/05/42			300	322,246
4.450%	04/14/46			500	583,490
7.900%	11/01/18			1,500	1,734,906

					7,858,410

Biotechnology — 0.2%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20			180	187,588
6.875%	03/01/18			696	757,529
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18			1,400	1,425,682
Concordia International Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23			194	165,385
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19			800	819,270
2.550%	09/01/20	(a)		890	924,789
3.050%	12/01/16			400	403,403

					4,683,646

Building Materials — 0.2%
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21			119	124,355
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, RegS
4.625%	06/15/24		EUR	100	108,729
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	(a)		1,104	1,104,000
HeidelbergCement AG (Germany),
Gtd. Notes, EMTN
2.250%	03/30/23		EUR	75	84,901
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23			294	305,025
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23			240	246,000
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19		EUR	100	114,440
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22	(a)		1,317	1,297,245
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21			184	189,060
5.375%	11/15/24			25	25,437
6.000%	10/15/25			750	783,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25			258	$270,255
5.875%	11/01/21			318	332,707
Sr. Unsec’d. Notes
9.750%	01/15/18			224	245,560

					5,231,464

Chemicals — 0.3%
Axalta Coating Systems US Holdings, Inc.,
Gtd. Notes, 144A
7.375%	05/01/21	(a)		171	180,191
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23			163	138,550
7.000%	05/15/25			256	214,720
Huntsman International LLC,
Gtd. Notes
5.125%	04/15/21		EUR	100	112,363
5.125%	11/15/22			51	50,490
INEOS Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23		EUR	100	106,432
Inovyn Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	05/15/21		EUR	100	112,640
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			1,000	1,082,384
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21			681	540,544
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21		EUR	109	119,149
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19			420	424,557
2.750%	07/15/21			200	205,466
3.950%	04/15/45			150	138,866
4.400%	07/15/44			205	201,013
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25			92	91,080
5.250%	08/01/23			85	85,425
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22			1,534	1,342,250
10.375%	05/01/21			72	72,540
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22			414	431,595
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19			300	333,824
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, RegS
6.375%	05/01/22		EUR	100	111,614

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19			295	$255,175
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21			248	254,820

					6,605,688

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22			2,056	1,793,860
8.000%	04/01/23			73	64,605
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20			216	181,440

					2,039,905

Commercial Services — 0.5%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
5.500%	07/31/43		GBP	175	221,904
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22			465	426,056
4.125%	06/15/23			103	96,434
4.875%	07/15/42			50	39,000
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20			147	134,873
Sr. Sec’d. Notes
6.375%	12/01/19			199	197,010
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24	(a)		340	341,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22			190	183,350
5.250%	03/15/25			862	780,110
6.375%	04/01/24			40	39,600
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21			261	250,560
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42			200	201,757
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21			301	299,495
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21		EUR	180	207,746
ExamWorks Group, Inc.,
Gtd. Notes
5.625%	04/15/23			276	306,360
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.,
Sec’d. Notes, 144A
7.500%	06/01/22			125	122,813
7.750%	06/01/24			184	179,400

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19			400	$408,362
7.375%	01/15/21			185	191,013
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23			1,738	1,777,105
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23			641	679,460
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18			225	224,437
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24			416	431,600
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21			245	259,400
4.800%	04/01/26	(a)		825	894,617
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25			38	37,430
5.750%	11/15/24			394	396,955
6.125%	06/15/23			69	71,846
7.625%	04/15/22			59	62,983
Sec’d. Notes
4.625%	07/15/23			170	171,487
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25			900	945,286
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, RegS
6.000%	11/01/22		EUR	125	147,667
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23			81	78,570

					10,806,386

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21			1,400	1,478,609
4.650%	02/23/46			365	412,296
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24			332	346,748
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			200	204,882
4.420%	06/15/21			175	180,122
6.020%	06/15/26			565	589,005
8.350%	07/15/46			180	193,520
Sr. Unsec’d. Notes, 144A
5.875%	06/15/21			274	279,418
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.850%	10/05/18			1,000	1,024,060
4.900%	10/15/25			1,100	1,149,304
6.350%	10/15/45			150	149,345

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Computers (continued)
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23			263	$272,205
Western Digital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	04/01/23			256	272,640

					6,552,154

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22			324	284,310
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23			104	108,940
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20			1,827	1,913,600
Gtd. Notes, 144A
5.750%	04/15/24			800	832,000
Sr. Sec’d. Notes, 144A
5.250%	12/15/21			2,028	2,116,725
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23		EUR	157	175,582

					5,431,157

Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	10/30/20			1,275	1,321,856
4.625%	07/01/22	(a)		680	696,374
5.000%	10/01/21			755	785,200
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23			163	165,641
5.125%	03/15/21			108	112,320
5.500%	02/15/22			587	610,480
6.250%	12/01/19			30	32,550
7.625%	04/15/20			22	24,777
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22			468	448,110
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31			2,839	3,286,143
Sr. Unsec’d. Notes
5.125%	09/30/24	(a)		327	333,131
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21			1,100	1,119,514
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16			290	290,173
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23			623	627,673
5.250%	03/15/18			80	82,422
6.000%	04/01/36			450	411,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			521	$545,096
6.625%	04/01/18			174	183,570
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25			800	835,674
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20			430	258,000
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23			461	466,763
5.375%	11/15/22			199	209,945
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
8.500%	11/01/22		GBP	100	125,924
GE Capital International Funding Co.,
Gtd. Notes, 144A
4.418%	11/15/35			300	336,476
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19			905	884,637
5.875%	02/01/22			644	607,054
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	08/01/22			60	52,350
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18			500	513,998
3.750%	12/01/25			290	314,379
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21			110	113,300
5.875%	08/15/22			730	790,225
8.250%	12/15/20			230	271,934
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22			447	384,420
7.375%	04/01/20			410	379,763
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19			985	1,007,830
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(i)
2.450%	02/05/14	(d)	EUR	900	83,398
2.525%	10/17/13	(d)	EUR	50	4,622
4.750%	01/16/14	(d)	EUR	415	38,364
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24			1,400	1,517,050
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, RegS, PIK
8.250%	05/30/21		EUR	100	109,677
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26			1,010	1,026,178
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23			30	26,325

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
5.875%	10/25/24		165	$141,075
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		145	127,237
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.545%(s)	10/03/22		910	807,055
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		131	127,725
7.250%	12/15/21		44	42,130
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		800	813,334
3.750%	08/15/21		395	409,195
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,100	1,146,107
Visa, Inc.,
Sr. Unsec’d. Notes
2.200%	12/14/20		740	763,000
2.800%	12/14/22		670	706,842
3.150%	12/14/25		1,160	1,240,169
4.300%	12/14/45		840	972,506

				28,731,441

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		212	209,350
5.500%	03/15/24		34	34,807
7.375%	07/01/21		35	39,463
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45		135	140,389
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18		440	447,280
6.125%	04/01/36		200	265,207
6.500%	09/15/37		250	343,649
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		205	213,200
6.000%	01/15/22		50	52,375
Sr. Unsec’d. Notes
5.375%	01/15/23		629	613,275
5.500%	02/01/24		673	649,445
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	215,722
ContourGlobal Power Holdings SA (France),
Sr. Sec’d. Notes, RegS
5.125%	06/15/21	EUR	100	109,122
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	396,994
4.450%	03/15/21		500	552,361
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		500	551,153

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42		400	$422,690
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		710	710,887
7.375%	11/01/22		235	226,775
Enel SpA (Italy),
Jr. Sub. Notes
5.000%(c)	01/15/75	EUR	200	233,472
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	311,051
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	268,161
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	722,028
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23		50	49,250
7.875%	05/15/21		566	585,810
8.250%	09/01/20		35	36,192
Gtd. Notes, 144A
7.250%	05/15/26		502	499,490
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24		145	144,275
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	139,189
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	428,814
3.250%	06/15/23		500	533,211
3.750%	08/15/42		400	406,154
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	1,029,176
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	104,064
4.400%	01/15/21		500	546,995
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	61,062
4.150%	09/15/21		250	266,889
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		50	51,948
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		100	106,738
Sierra Pacific Power Co.,
General Ref. Mortgage, 144A
2.600%	05/01/26		1,000	1,021,942
South Carolina Electric & Gas Co.,
First Mortgage
4.100%	06/15/46		300	317,435

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41			100	$107,885
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22			500	516,083
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	(a)		320	356,405
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20		EUR	120	137,732
Westar Energy, Inc.,
First Mortgage
4.250%	12/01/45			280	314,321

					15,489,916

Electrical Components & Equipment
Belden, Inc.,
Gtd. Notes, RegS
5.500%	04/15/23		EUR	149	165,767
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20			266	204,820

					370,587

Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17			575	575,179
2.550%	01/30/19			700	712,107
Fortive Corp.,
Gtd. Notes, 144A
1.800%	06/15/19			250	251,604
Sr. Unsec’d. Notes, 144A
3.150%	06/15/26			400	411,656
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20		EUR	410	465,806
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21		EUR	100	116,524
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19			555	563,429
2.375%	12/17/18			250	253,701
6.550%	10/01/17			200	212,614

					3,562,620

Engineering & Construction
AECOM,
Gtd. Notes
5.875%	10/15/24			214	219,350
MMC Energy, Inc.,
First Lien^(i)
8.875%	10/15/20			566	—
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21		EUR	155	146,653

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
SBA Communications Corp.,
Sr. Unsec’d. Notes
5.625%	10/01/19		273	$281,873
Swissport Investments SA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.750%	12/15/21	EUR	175	199,062

				846,938

Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		165	169,950
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, RegS
7.000%	02/28/42	GBP	100	136,454
Gala Electric Casinos PLC (United Kingdom),
Sec’d. Notes, RegS
11.500%	06/01/19	GBP	81	110,952
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18	GBP	130	176,859
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.375%	11/01/18		160	164,200
5.375%	11/01/23		63	65,756
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		200	203,250
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	05/01/24		90	89,775
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20	EUR	100	115,140
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		108	87,750
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		321	322,605
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		256	252,800
5.250%	01/15/21		237	244,406
Snai SpA (Italy),
Sr. Sec’d. Notes
7.625%	06/15/18	EUR	200	228,609
Vougeot Bidco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	07/15/20	GBP	108	147,011

				2,515,517

Environmental Control
Advanced Disposal Services, Inc.,
Gtd. Notes
8.250%	10/01/20		325	328,250
Befesa Zinc SAU Via Zinc Capital SA (Luxembourg),
Sr. Sec’d. Notes, RegS
8.875%	05/15/18	EUR	100	110,314

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Environmental Control (continued)
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
11.063%	12/01/18	EUR	107	$114,539

				553,103

Food Service
Aramark Services, Inc.,
Gtd. Notes
5.125%	01/15/24		335	341,700
Gtd. Notes, 144A
5.125%	01/15/24		180	183,600
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18	GBP	155	213,691

				738,991

Foods — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24		202	208,565
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
3.248%	03/07/24	EUR	200	231,575
3.311%	01/25/23	EUR	200	237,765
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		1,300	1,310,275
3.200%	01/25/23		627	646,856
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		80	82,800
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		235	220,900
JM Smucker Co. (The),
Gtd. Notes
2.500%	03/15/20		325	335,194
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26		425	436,867
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.950%	07/15/25		1,100	1,196,006
4.375%	06/01/46		645	682,102
5.200%	07/15/45		800	947,326
Kroger Co.(The),
Sr. Unsec’d. Notes.
1.200%	10/17/16		725	725,881
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19		300	306,541
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24		82	85,793
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		461	484,626
Gtd. Notes, 144A
6.750%	12/01/21		137	144,877
7.750%	03/15/24		614	674,633

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Foods (continued)
8.000%	07/15/25		482	$534,417
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20	EUR	150	169,792
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18	EUR	313	346,798
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		261	273,317
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21		141	146,993
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19		365	369,389
2.600%	10/01/20		710	733,118
3.300%	07/15/26		1,305	1,353,902
3.750%	10/01/25		1,145	1,225,101
4.500%	04/01/46		30	32,002
Tesco PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
5.000%	03/24/23	GBP	100	137,099
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		184	195,040
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		385	395,527
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		200	214,000

				15,085,077

Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	688,273
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22		480	468,000

				1,156,273

Healthcare – Products — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22		1,025	1,048,380
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23		357	372,173
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
1.450%	05/15/17		115	115,299
2.675%	12/15/19		215	221,134
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		500	511,094
2.850%	05/15/20		145	150,212
3.850%	05/15/25		900	951,979

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare – Products (continued)
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	562	$463,650
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	1,080	934,200
Fresenius US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.500%	01/15/23	197	201,433
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	560	585,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	214	206,510
5.750%	08/01/22	125	118,750
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	465	482,258
3.150%	03/15/22	585	624,294
St Jude Medical, Inc.,
Sr. Unsec’d. Notes
2.000%	09/15/18	385	389,399
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	106	107,325
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19	235	238,889
3.375%	05/15/24	1,000	1,056,528
3.375%	11/01/25	290	304,329
3.500%	03/15/26	850	901,748
4.375%	05/15/44	500	534,045
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	126	127,260
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17	250	250,186
2.150%	12/14/18	255	257,897
3.000%	04/15/23	305	311,366
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18	370	373,092
2.700%	04/01/20	905	915,987

			12,754,617

Healthcare – Services — 0.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	77	74,690
5.625%	02/15/23	270	264,600
Gtd. Notes, 144A
6.500%	03/01/24	82	83,230
Aetna, Inc.,
Sr. Unsec’d. Notes
1.900%	06/07/19	730	739,483
3.200%	06/15/26	560	576,141
4.375%	06/15/46	500	519,249

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare – Services (continued)
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22		911	$936,053
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		584	595,680
Sr. Unsec’d. Notes, 144A
5.625%	02/15/21		470	489,975
6.125%	02/15/24		278	295,549
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25		754	747,403
5.125%	07/15/24		468	473,195
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		205	206,025
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		35	38,369
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		40	42,700
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,181	1,210,525
5.875%	05/01/23	(a)	655	697,575
5.875%	02/15/26		562	583,075
7.500%	02/15/22		420	477,540
Sr. Sec’d. Notes
4.750%	05/01/23		94	96,350
5.000%	03/15/24		1,200	1,242,000
5.250%	04/15/25		248	259,160
5.250%	06/15/26		227	235,654
5.875%	03/15/22		987	1,073,363
6.500%	02/15/20		128	141,600
HealthSouth Corp.,
Sr. Sec’d. Notes
5.750%	11/01/24		619	621,476
5.750%	09/15/25		51	50,490
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	621,595
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		364	368,550
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24		400	420,000
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23		493	505,325
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		102	104,805
Surgical Care Affiliates, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23		147	149,940

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Healthcare – Services (continued)
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	07/01/22	EUR	125	$146,349
Synlab Unsecured Bondco PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
8.250%	07/01/23	EUR	100	112,640
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.153%(c)	06/15/20		316	312,050
4.375%	10/01/21		150	148,875
4.500%	04/01/21		132	132,990
6.000%	10/01/20		354	373,470
Sr. Unsec’d. Notes
6.750%	06/15/23		1,627	1,557,853
8.125%	04/01/22		184	188,563
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		150	156,228
3.100%	03/15/26		275	286,731
4.750%	07/15/45		300	361,411
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18	GBP	250	318,603
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		178	184,007

				19,221,135

Holding Companies-Diversified
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19		203	193,865
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		231	242,261

				436,126

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Sec’d. Notes
6.625%	04/15/18		167	169,923
CalAtlantic Group, Inc.,
Gtd. Notes
5.875%	11/15/24		80	82,400
8.375%	01/15/21		307	353,817
KB Home,
Gtd. Notes
4.750%	05/15/19		25	25,063
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		48	49,819
4.500%	11/15/19		229	238,538
4.750%	04/01/21		210	218,400
4.750%	11/15/22		203	206,299
4.875%	12/15/23		169	169,423
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		293	300,325
6.375%	05/15/33		510	529,125

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Home Builders (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19		245	$246,225
4.875%	07/01/21		250	249,375
5.875%	06/15/24		240	243,900
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	226,050

				3,308,682

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26		179	175,867
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17		475	475,801

				651,668

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19		495	507,807
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		126	130,725
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		271	282,179
6.125%	12/15/24		568	599,240
6.625%	11/15/22		195	206,944

				1,726,895

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19		225	230,891
3.850%	04/01/23		415	440,178

				671,069

Industrial – Other
Loxam SAS (France),
Sr. Sec’d. Notes, RegS
3.500%	05/03/23	EUR	100	111,808

Insurance — 0.7%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	935,872
3.625%	11/15/24		1,000	1,071,025
6.450%	08/15/40		250	332,493
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		215	222,118
Aon PLC,
Gtd. Notes
2.800%	03/15/21		1,160	1,191,466
4.600%	06/14/44		300	306,696

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23		600	$633,650
3.125%	03/15/26		705	739,223
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%(c)	11/29/49	EUR	100	106,219
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		700	759,373
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	701,314
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		25	25,750
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	523,704
HUB International Ltd.,
Sec’d. Notes, 144A
9.250%	02/15/21		437	456,665
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		612	587,520
Loews Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/26		800	848,042
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	258,385
5.350%	06/01/21		100	112,018
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	633,417
3.300%	03/14/23		140	146,152
3.500%	03/10/25		120	124,693
3.750%	03/14/26		900	949,188
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	306,739
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	923,284
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
6.500%	07/03/24	GBP	125	152,945
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	67,162
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/20		187	188,403
7.000%	03/15/21		138	147,574
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43		450	498,124
Wayne Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		567	559,913

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21		300	$343,110

				14,852,237

Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Gtd. Notes
3.600%	11/28/24		1,300	1,327,521
Sr. Unsec’d. Notes
2.500%	11/28/19		940	950,989
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	202,732
3.250%	08/06/18		300	307,689
Blue Coat Holdings, Inc.,
Gtd. Notes, 144A
8.375%	06/01/23		524	592,120
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	812,181
2.500%	03/09/18		800	814,600
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26		500	518,362
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22		200	208,500
5.875%	02/15/25		30	31,463
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		1,054	1,069,810
6.375%	05/15/25		1,118	1,140,360

				7,976,327

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/18		475	499,881
7.250%	02/25/22		28	29,470
7.750%	03/01/41		600	571,500
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		205	209,869
5.250%	04/15/23		285	290,700
5.500%	10/01/24		101	103,273
6.375%	08/15/22		309	324,450
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		420	441,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22		99	92,783

				2,562,926

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
5.875%	05/15/23	EUR	175	195,275

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Leisure Time (continued)
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23			135	$137,363
5.375%	04/15/23			354	361,965

					694,603

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23			447	476,055
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20			707	708,767
FelCor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23			67	67,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21			520	538,200
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24			1,288	1,362,060
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20			229	240,450
6.000%	03/15/23			188	198,340
6.625%	12/15/21			496	539,400
6.750%	10/01/20			700	764,750
8.625%	02/01/19			244	274,012
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	(a)		1,039	1,100,041
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23			275	281,545

					6,550,620

Machinery – Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19			445	382,700

Machinery – Diversified
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)		180	163,350
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18			500	506,071

					669,421

Media — 1.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22			485	489,850
7.500%	05/15/26			311	304,780
Sr. Sec’d. Notes, RegS
5.250%	02/15/23		EUR	100	111,808

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)		457	$446,146
7.750%	05/15/22			730	737,300
Gtd. Notes, RegS
6.250%	02/15/25		EUR	167	169,576
7.250%	05/15/22		EUR	212	236,738
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23			980	972,650
5.500%	05/15/26			364	364,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22			548	543,890
5.000%	04/01/24			181	179,167
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18			258	276,220
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22			910	933,887
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23			554	557,116
5.500%	05/01/26			724	734,860
5.750%	02/15/26			245	252,350
5.875%	04/01/24	(a)		630	653,625
5.875%	05/01/27			1,359	1,403,167
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes^
2.503%	12/31/14	(d)(g)		69	—
2.524%	04/15/20	(g)		356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25			956	996,630
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			927	881,317
6.375%	09/15/20			291	295,889
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20			255	266,588
4.908%	07/23/25			1,500	1,639,953
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22			2,256	2,256,000
6.500%	11/15/22			406	390,775
7.625%	03/15/20			1,428	1,358,742
CSC Holdings LLC,
Sr. Unsec’d. Notes
5.250%	06/01/24	(a)		1,094	995,540
DISH DBS Corp.,
Gtd. Notes
4.625%	07/15/17			179	182,133
5.000%	03/15/23			420	382,200
5.875%	07/15/22			62	60,295
5.875%	11/15/24			505	469,650
6.750%	06/01/21			51	52,849
Gtd. Notes, 144A
7.750%	07/01/26			943	971,290

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Gray Television, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/26		105	$105,263
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		326	244,500
9.000%	03/01/21		53	37,365
9.000%	09/15/22		605	414,425
10.625%	03/15/23		355	245,837
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24		119	123,165
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		400	412,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		400	408,932
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	103,125
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/25		416	436,800
10.125%	01/15/23		795	890,400
10.875%	10/15/25		421	481,253
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		831	847,620
Radio One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22		100	95,500
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		235	240,875
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		200	201,509
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		976	949,160
7.375%	05/01/26		2,542	2,513,403
Sr. Sec’d. Notes, RegS
5.625%	05/15/24	EUR	300	334,877
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		160	155,213
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21		100	102,500
5.500%	09/15/24		228	234,840
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22	EUR	232	274,842
6.750%	08/15/24	EUR	137	166,860
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20		300	326,083

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Sr. Sec’d. Notes
4.500%	09/15/42			400	$372,578
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19			600	608,068
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)		81	80,089
Trader Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18			200	206,500
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22			679	675,605
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25			205	200,900
5.500%	01/15/23			765	768,825
Sr. Sec’d. Notes, RegS
3.500%	01/15/27		EUR	151	161,289
4.000%	01/15/25		EUR	154	171,832
5.750%	01/15/23		EUR	154	180,164
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21			186	194,370
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			908	901,190
5.125%	02/15/25			1,150	1,137,063
6.750%	09/15/22			60	63,300
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, RegS
4.000%	01/15/27		EUR	200	214,460
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18			925	937,852
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25			580	555,350
Gtd. Notes, RegS
6.375%	10/15/24		GBP	100	132,460
7.000%	04/15/23		GBP	102	138,504
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26			214	208,115
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		GBP	562	768,194
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20			1,091	1,134,640
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			415	400,475
Sr. Unsec’d. Notes, RegS
4.625%	01/15/25		EUR	145	153,271

					41,278,422

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Metal Fabricate/Hardware
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18			524	$482,080

Mining — 0.5%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)		972	969,570
5.900%	02/01/27			27	27,405
5.950%	02/01/37			32	29,920
6.150%	08/15/20			135	146,137
6.750%	01/15/28			58	59,740
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	09/27/22			400	371,000
4.450%	09/27/20			106	103,350
Gtd. Notes, EMTN
1.500%	04/01/20		EUR	200	201,318
3.250%	04/03/23		EUR	100	100,661
3.500%	03/28/22		EUR	100	104,308
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
4.100%	05/01/23			220	232,070
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			612	481,950
8.000%	01/15/23			1,035	910,800
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.000%	02/15/21			118	94,843
7.250%	05/15/22			277	213,983
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17			535	525,637
2.375%	03/15/18			1,905	1,866,900
3.100%	03/15/20			200	189,000
3.550%	03/01/22			1,068	939,840
3.875%	03/15/23			1,478	1,293,250
4.000%	11/14/21			279	252,059
5.400%	11/14/34			169	134,355
5.450%	03/15/43			245	196,613
Glencore Finance Europe SA (Switzerland),
Gtd. Notes, EMTN
4.625%	04/03/18		EUR	100	116,979
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22			226	233,910
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
5.875%	05/15/24			146	150,015
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19			274	257,560
6.000%	08/15/40			228	159,600
Gtd. Notes, 144A
8.000%	06/01/21			514	529,420
8.500%	06/01/24			611	633,913

					11,526,106

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	09/15/18		300	$297,000
6.000%	10/15/22		185	158,175
7.500%	03/15/25		635	549,275
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		372	325,500
Gtd. Notes, RegS
5.750%	07/15/22	EUR	180	166,580
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		200	270,494
Sr. Unsec’d. Notes, MTNA
6.750%	03/15/32		200	280,690
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19		1,100	1,125,865
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	77,670

				3,251,249

Multi-National — 0.1%
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17		1,966	1,974,625

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		616	620,306
5.500%	12/01/24		490	505,925
6.000%	08/15/22		370	386,650

				1,512,881

Oil & Gas — 1.8%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		95	100,403
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23		51	49,470
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19		500	513,448
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24		260	127,400
Sec’d. Notes, 144A
8.000%	12/15/22		967	686,570
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38		300	326,121
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		615	591,937
7.500%	09/15/20		123	124,537

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	135	$127,050
5.200%	09/15/43	25	21,479
5.700%	10/15/19	59	62,405
6.750%	11/15/39	83	87,162
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24	745	765,026
Chesapeake Energy Corp.,
Gtd. Notes
3.930%(c)	04/15/19	978	735,945
6.625%	08/15/20	65	45,663
Sec’d. Notes, 144A
8.000%	12/15/22	415	351,713
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	66	67,567
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	890	776,525
4.500%	04/15/23	440	410,300
4.900%	06/01/44	215	177,375
5.000%	09/15/22	423	413,483
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	348	356,700
7.750%	02/15/23	175	182,875
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	75	50,625
Sec’d. Notes, 144A
9.000%	05/15/21	768	768,000
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	552	583,050
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21	193	187,162
5.150%	11/15/41	254	199,390
6.500%	08/15/34	333	333,812
6.500%	02/01/38	926	919,787
6.625%	08/15/37	214	213,078
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	374	250,580
4.700%	03/15/21	95	78,937
5.200%	03/15/25	378	262,710
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	542,884
4.114%	03/01/46	475	535,714
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23	27	26,595
7.750%	11/01/20	398	408,945
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20	190	179,193

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17		225	$223,495
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		277	258,275
5.750%	10/01/25		175	167,125
7.625%	04/15/21		60	61,650
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18		1,200	1,226,945
3.400%	12/15/20		1,100	1,137,129
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		520	530,400
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		359	265,660
6.500%	03/15/21		708	548,700
7.000%	03/31/24		1,912	1,472,240
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		339	169,500
7.625%	05/01/21		286	153,725
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		713	711,217
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
4.625%	03/01/21		50	40,500
6.950%	04/01/25		125	99,687
Noble Holding US Corp/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
Gtd. Notes
7.500%	03/15/19		175	176,750
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		83	75,737
6.875%	03/15/22	(a)	785	725,144
6.875%	01/15/23		230	209,300
7.250%	02/01/19		50	47,875
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		600	632,815
3.500%	06/15/25		690	729,140
4.400%	04/15/46		695	767,967
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
6.250%	06/01/24		97	98,213
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		390	406,575
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		235	244,400
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		300	306,717
5.500%	01/21/21		100	105,890
5.500%	06/27/44		400	361,420

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Gtd. Notes, 144A
5.500%	02/04/19			525	$551,775
6.875%	08/04/26			414	462,852
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23			380	349,600
5.375%	10/01/22			587	547,377
6.875%	03/01/21			75	75,750
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23			365	342,187
5.750%	06/01/21			107	104,593
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22			338	348,140
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)		1,428	1,103,130
7.750%	06/15/21			5	4,237
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23			158	159,185
8.250%	05/15/20			1,234	1,278,733
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16			1,500	1,501,449
1.875%	05/10/21			800	804,239
2.125%	05/11/20			350	357,219
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24			306	261,630
6.125%	11/15/22			757	695,494
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18			523	534,506
4.050%	01/23/20			315	309,487
4.100%	03/15/22			259	231,157
4.950%	01/23/25			75	71,813
7.500%	02/01/18			238	252,875
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18			500	506,795
2.750%	11/10/21			1,035	1,082,165
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19			500	511,185
TOTAL SA (France),
Jr. Sub. Notes, EMTN
3.875%(c)	12/29/49		EUR	100	115,054
Transocean, Inc.,
Gtd. Notes
3.750%	10/15/17			228	229,710
5.050%	10/15/22			318	224,985
6.000%	03/15/18			658	667,870
6.500%	11/15/20			43	38,214
7.375%	04/15/18			40	40,500
8.125%	12/15/21			50	42,250

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		86	$94,357
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		75	69,000
5.750%	03/15/21		709	639,873
6.250%	04/01/23		675	604,125
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/17		60	60,150
5.250%	09/15/24		205	180,400
6.000%	01/15/22		455	423,150
7.500%	08/01/20		90	89,831
8.250%	08/01/23		410	411,025

				40,973,874

Oil & Gas Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.,
Gtd. Notes
6.500%	11/15/20		173	173,367
6.625%	05/01/21		175	174,125
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25		700	731,114
5.000%	11/15/45		465	511,446
Weatherford International LLC,
Gtd. Notes
6.800%	06/15/37		70	51,647
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		144	123,480
5.950%	04/15/42		136	96,560
6.500%	08/01/36		100	71,750
7.000%	03/15/38		128	94,720
7.750%	06/15/21		763	742,971

				2,771,180

Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		825	818,813
6.750%	01/31/21		760	764,750
7.250%	05/15/24		651	664,427
Gtd. Notes, RegS
6.750%	05/15/24	EUR	125	140,800
Sr. Sec’d. Notes, 144A
3.876%(c)	05/15/21		378	379,417
4.625%	05/15/23		331	326,035
Sr. Sec’d. Notes, RegS
4.250%	01/15/22	EUR	130	146,793
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	109	130,338
5.000%	03/15/22		447	474,491
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		158	158,395

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Crown European Holdings SA,
Gtd. Notes, RegS
3.375%	05/15/25	EUR	119	$131,942
Horizon Holdings I SASU (France),
Sr. Unsec’d. Notes, RegS
7.250%	08/01/23	EUR	100	114,887
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, RegS, PIK
8.250%	12/01/22	EUR	100	118,189
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17		715	731,087
8.750%	12/15/20		935	974,737
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21		815	852,588
Gtd. Notes, 144A
7.000%	07/15/24		626	644,467
Sr. Sec’d. Notes
5.750%	10/15/20		1,389	1,434,143
Sr. Sec’d. Notes, 144A
4.127%(c)	07/15/21		642	643,605
5.125%	07/15/23		48	48,600
Sealed Air Corp.,
Sr. Unsec’d. Notes, RegS
4.500%	09/15/23	EUR	106	124,104
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22		417	428,989
5.125%	12/01/24		196	201,145
6.875%	07/15/33		299	316,940
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19	EUR	100	113,250
Verallia Packaging SASU (France),
Sr. Sec’d. Notes
5.125%	08/01/22	EUR	175	198,819

				11,081,751

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	327,143
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	902,130
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,099,716
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20		470	477,651
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,351,258
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19		162	162,405

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18			350	$352,359
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22			305	313,387
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.750%	01/15/22			96	89,040
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23			640	560,000
6.000%	02/01/25			527	457,173
Grifols Worldwide Operations Ltd. (Spain),
Gtd. Notes
5.250%	04/01/22			321	326,617
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23			250	255,921
3.700%	03/01/46			545	613,666
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17			500	515,317
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45			135	143,055
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21			780	780,975
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.400%	05/06/44			700	843,665
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43			500	561,945
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20			777	663,849
5.500%	03/01/23			19	15,259
5.625%	12/01/21			622	513,150
5.875%	05/15/23	(a)		108	87,210
6.125%	04/15/25			24	19,260
6.375%	10/15/20			1,772	1,523,920
6.750%	08/15/21	(a)		120	102,300
7.000%	10/01/20			803	708,647
7.500%	07/15/21			490	432,119
Gtd. Notes, RegS
4.500%	05/15/23		EUR	275	230,413
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20			245	252,932

					14,682,482

Pipelines — 0.8%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18			800	811,290
4.350%	10/15/24			600	594,159
5.850%	11/15/43			100	97,218

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/23		45	$41,400
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27		448	421,120
5.875%	01/15/24		871	847,047
7.500%	10/15/20		157	166,420
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.000%	04/15/19		71	79,368
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		109	99,190
5.750%	02/15/21		40	37,800
6.000%	05/15/23		85	79,475
6.750%	08/01/22		310	300,700
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.625%	09/01/41		100	95,723
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	(a)	140	141,462
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/26		600	678,741
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		3,053	3,182,753
7.768%	12/15/37		216	209,520
9.625%	06/01/19		182	190,190
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		300	315,026
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		90	82,800
7.500%	09/01/23		170	181,050
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20		65	65,163
6.000%	01/15/19		135	137,363
6.850%	07/15/18		45	46,687
6.875%	04/15/40		862	821,055
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		370	373,700
5.625%	04/15/23		402	403,507
5.625%	03/01/25		270	268,987
5.750%	05/15/24		1,468	1,456,990
6.250%	03/15/22		211	216,803
Sr. Sec’d. Notes, 144A
5.875%	06/30/26		649	651,434
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		347	361,097
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		278	249,505

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
5.250%	05/01/23			19	$17,955
6.375%	08/01/22			283	283,707
6.875%	02/01/21			96	97,680
Gtd. Notes, 144A
6.750%	03/15/24			97	99,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21			53	54,855
6.250%	10/15/22			507	528,547
6.375%	05/01/24			139	145,603
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26			720	822,237
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23			56	49,560
4.550%	06/24/24			462	424,347
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	(a)		680	623,713
5.100%	09/15/45			600	514,603

					17,366,975

Real Estate — 0.1%
Aroundtown Property Holdings PLC (Germany),
Unsec’d. Notes
3.000%	12/09/21		EUR	200	226,417
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17			306	306,000
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23			807	796,913
5.250%	12/01/21			763	781,121
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18			235	235,587
Tesco Property Finance 4 PLC (United Kingdom),
Mortgage-Backed, RegS
5.801%	10/13/40		GBP	99	121,230

					2,467,268

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20			600	605,259
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20			1,200	1,227,992
3.375%	10/15/26			170	170,884
3.400%	02/15/19			325	338,432
3.450%	09/15/21			400	416,345
5.050%	09/01/20			200	222,386
5.900%	11/01/21			200	232,715
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23			549	556,895
Sr. Sec’d. Notes, 144A
6.000%	04/15/23			90	91,575

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Corrections Corp. of America,
Gtd. Notes
5.000%	10/15/22	50	$51,875
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	930	959,473
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	38	39,235
5.375%	04/01/23	160	165,200
5.875%	01/15/26	471	490,723
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	841	818,924
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	160	156,000
5.875%	10/15/24	255	258,187
6.000%	04/15/26	122	123,220
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.700%	01/30/18	600	644,419
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20	155	162,169
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	100	113,033
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19	295	300,899
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17	300	316,215

			8,462,055

Retail — 1.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	946	981,182
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	500	538,482
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24	868	874,510
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17	725	726,615
2.500%	04/15/21	840	855,422
3.250%	04/15/25	650	673,821
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23	244	247,660
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	500	511,465
6.125%	08/15/16	400	402,390

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.250%	03/01/20			46	$47,380
5.750%	03/01/23			2,114	2,246,125
Family Dollar Stores, Inc.,
Sr. Sec’d. Notes
5.000%	02/01/21			396	419,760
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19		EUR	100	84,147
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	(a)		590	605,974
5.875%	12/16/36			700	956,059
5.950%	04/01/41			300	413,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24			48	48,840
5.250%	06/01/26			281	288,025
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35			663	671,287
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20			115	120,060
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18			195	199,558
2.625%	01/15/22			800	823,562
3.250%	06/10/24			800	860,985
3.700%	01/30/26			320	345,742
4.875%	12/09/45			515	602,179
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	(a)		948	772,620
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	07/01/22		GBP	100	122,302
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21			200	220,817
4.875%	01/14/21			400	446,130
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24			224	216,160
5.500%	05/15/26			250	237,500
5.750%	10/01/22			493	493,000
Pizzaexpress Financing 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.625%	08/01/21		GBP	140	174,697
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24		GBP	32	36,675
5.943%	09/30/22		GBP	116	140,964
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 144A
6.091%(c)	10/15/27		GBP	186	210,057
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21			387	407,317

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
9.250%	03/15/20		333	$351,375
Gtd. Notes, 144A
6.125%	04/01/23		1,029	1,098,457
Sr. Unsec’d. Notes
7.700%	02/15/27		678	808,515
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22		180	186,525
THOM Europe SAS (France),
Sr. Sec’d. Notes, RegS
7.375%	07/15/19	EUR	130	150,616
Travis Perkins PLC (United Kingdom),
Sr. Unsec’d. Notes
4.500%	09/07/23	GBP	100	126,603
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
5.659%	06/30/27	GBP	339	443,753
6.464%	03/30/32	GBP	100	111,783
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19		100	108,376
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		805	810,742
2.600%	06/01/21		195	198,638
2.700%	11/18/19		1,100	1,136,522
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.750%	11/01/21		93	91,140
3.875%	11/01/23		35	33,031

				23,679,520

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		65	54,925
7.500%	08/15/22		105	93,450
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20		345	358,721
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20		505	525,161
3.300%	10/01/21		200	216,825
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		170	175,800
Lam Research Corp.,
Sr. Unsec’d. Notes
3.450%	06/15/23		105	108,442
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	254,343
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20		972	984,150
4.625%	06/15/22		415	421,225
4.625%	06/01/23		224	227,920
5.750%	03/15/23		223	233,035

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	$650,734
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	325	326,427
5.625%	11/01/24	140	145,337
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	207,000

			4,983,495

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	12/15/21	160	167,400

Software — 0.6%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	464,968
Ensemble S Merger Sub, Inc.,
Sr. Notes, 144A
9.000%	09/30/23	392	387,100
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	2,304	2,332,800
Sec’d. Notes, 144A
5.750%	01/15/24	2,962	2,939,785
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	788	789,970
5.375%	08/15/23	432	438,700
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	177	180,097
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	430	380,550
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,154	1,089,814
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	285	270,037
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	520	586,378
MSCI, Inc.,
Gtd. Notes, 144A
5.750%	08/15/25	127	131,763
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	112	113,960
6.000%	07/01/24	220	221,100
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	900	902,336
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24	139	143,865

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	1,081	$1,136,401
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23	612	625,770

			13,135,394

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes, 144A
5.875%	07/01/24	777	798,367

Telecommunications — 1.7%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29	1,672	1,743,060
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18	1,600	1,632,859
2.450%	06/30/20	215	219,506
4.125%	02/17/26	1,200	1,289,081
4.750%	05/15/46	905	927,510
4.800%	06/15/44	135	138,592
5.150%	03/15/42	600	647,377
5.550%	08/15/41	500	560,183
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17	225	225,060
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	799,999
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21	560	569,100
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19	1,000	1,027,062
2.450%	06/15/20	1,100	1,145,379
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	500	528,000
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25	571	585,275
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	170	172,550
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	379	390,370
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	235	210,913
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	369	274,444
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	985	844,342

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes, RegS
4.500%	05/31/22	B2	EUR	100	$109,566
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21			500	471,381
6.875%	01/15/25			987	828,463
7.125%	03/15/19			130	137,475
7.125%	01/15/23			295	264,025
7.625%	04/15/24			321	284,085
11.000%	09/15/25			345	357,075
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22			196	178,850
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23			497	315,595
6.625%	12/15/22			240	162,000
7.250%	10/15/20			601	428,213
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23			584	578,890
5.375%	08/15/22			910	919,100
5.375%	01/15/24			327	328,226
5.375%	05/01/25			242	240,185
5.625%	02/01/23			233	235,186
Gtd. Notes, 144A
5.250%	03/15/26			323	316,540
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes, RegS
3.875%	05/01/22		EUR	116	123,868
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39			481	508,657
Orange SA (France),
Jr. Sub. Notes, EMTN
4.000%(c)	10/29/49		EUR	200	230,321
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20		EUR	100	108,478
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19		EUR	220	249,659
SoftBank Group Corp. (Japan),
Gtd. Notes
4.750%	07/30/25		EUR	153	182,637
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28			1,860	1,460,100
6.900%	05/01/19			275	262,625
8.750%	03/15/32			124	106,020
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			1,396	1,486,740
Sr. Unsec’d. Notes
6.000%	12/01/16			427	429,669
7.000%	08/15/20			220	195,800

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		505	$402,737
7.250%	09/15/21		281	239,553
7.625%	02/15/25		55	43,519
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		620	592,100
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	85	125,541
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	199,500
Sr. Unsec’d. Notes, EMTN
5.875%	05/19/23	GBP	450	670,067
6.375%	06/24/19	GBP	200	293,012
Telefonica Europe BV (Spain),
Gtd. Notes
4.200%(c)	12/29/49	EUR	200	220,320
5.000%(c)	03/31/49	EUR	100	111,789
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		374	387,090
6.125%	01/15/22		73	76,559
6.375%	03/01/25		550	574,750
6.500%	01/15/24		522	549,405
6.500%	01/15/26		618	651,990
6.625%	11/15/20		80	82,500
6.633%	04/28/21		124	129,580
6.731%	04/28/22		405	425,878
6.836%	04/28/23		75	79,219
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17		800	802,141
3.000%	11/01/21		565	593,462
3.650%	09/14/18		800	840,638
4.400%	11/01/34		600	618,688
4.600%	04/01/21		400	448,436
4.750%	11/01/41		400	429,723
5.012%	08/21/54		100	105,755
5.050%	03/15/34		500	554,947
6.550%	09/15/43		950	1,280,017
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17		800	798,809
2.950%	02/19/23		475	476,492
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, RegS
7.000%	04/23/21	EUR	100	108,201
Sr. Sec’d. Notes, 144A
6.500%	04/30/20		200	205,500
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	220	240,484

				38,788,493

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21		69	$69,690

Toys/Games/Hobbies
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		50	50,271

Transportation — 0.2%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		232	220,400
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		300	333,545
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19		405	402,975
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19		1,016	906,780
Jack Copper Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19		891	280,576
Onorato Armatori SpA (Italy),
Sr. Sec’d. Notes, RegS
7.750%	02/15/23	EUR	200	212,518
Silk Bidco AS (Norway),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22	EUR	100	112,224
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22		894	852,653
Gtd. Notes, RegS
5.750%	06/15/21	EUR	100	104,274
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19		434	442,680

				3,868,625

TOTAL CORPORATE BONDS (cost $524,115,369)				528,572,844

FOREIGN GOVERNMENT BONDS — 0.4%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		332	346,774
4.500%	01/28/26		400	426,000
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	550	679,738
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19		1,100	1,127,046
4.000%	01/29/21		100	109,116
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.100%	09/15/16	EUR	5	5,974
2.550%	09/15/41	EUR	65	100,990
Sr. Unsec’d. Notes
2.600%	09/15/23	EUR	35	51,817

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes, 144A
1.250%	09/15/32	EUR	66	$76,851
2.350%	09/15/24	EUR	525	671,949
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/10/24	JPY	66,400	682,337
0.100%	03/10/26	JPY	35,200	363,594
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		200	211,000
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	501,125
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		700	754,250
Sr. Unsec’d. Notes, MTNA
6.750%	09/27/34		500	676,250
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	184	148,647
3.000%	09/20/30	NZD	534	457,015
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		509	558,627

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,598,309)				7,949,100

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		100	152,723
City of San Francisco Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40		200	263,648
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34		150	198,597
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40		200	239,674
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		400	632,920

				1,487,562

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37		175	194,301

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16		225	225,007

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		100	130,263

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35		200	$223,882

				354,145

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		400	626,136

New York
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40		215	297,693
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		200	228,814

				526,507

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41		100	152,640

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34		200	273,438

Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44		200	289,154

TOTAL MUNICIPAL BONDS (cost $3,755,116)				4,128,890

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34		156	154,185
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35		118	121,529
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19		55	55,695
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
2.053%(c)	01/25/24	(x)	424	424,182
Series 2014-C03, Class 1M1
1.653%(c)	07/25/24	(x)	1,099	1,101,968
Series 2014-C03, Class 2M1
1.653%(c)	07/25/24	(x)	569	568,725
Series 2014-C04, Class 1M1
2.403%(c)	11/25/24	(x)	574	576,066
Series 2015-C01, Class 1M1
1.953%(c)	02/25/25	(x)	823	823,529
Series 2015-C02, Class 2M1
1.653%(c)	05/25/25	(x)	381	380,005
Series 2015-C03, Class 2M1
1.953%(c)	07/25/25	(x)	1,015	1,019,636

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C04, Class 1M1
2.053%(c)	04/25/28	(x)	760	$759,293
Series 2015-C04, Class 2M1
2.153%(c)	04/25/28	(x)	1,897	1,894,280
Series 2016-C03, Class 2M1
2.653%(c)	10/25/28	(x)	1,215	1,227,518
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.903%(c)	11/25/23	(x)	1,894	1,901,888
Series 2014-DN3, Class M2
2.853%(c)	08/25/24	(x)	2,050	2,065,416
Series 2014-HQ1, Class M2
2.953%(c)	08/25/24	(x)	1,200	1,219,577
Series 2014-HQ2, Class M1
1.903%(c)	09/25/24	(x)	280	281,322
Series 2014-HQ3, Class M2
3.103%(c)	10/25/24	(x)	1,700	1,721,295
Series 2015-DN1, Class M2
2.853%(c)	01/25/25	(x)	2,300	2,318,633
Series 2015-DN1, Class M3
4.603%(c)	01/25/25	(x)	750	779,265
Series 2015-DNA2, Class M1
1.603%(c)	12/25/27	(x)	148	147,767
Series 2015-HQA1, Class M2
3.103%(c)	03/25/28	(x)	900	920,883
Series 2016-HQA1, Class M1
2.203%(c)	09/25/28	(x)	2,151	2,158,386

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,630,186)				22,621,043

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29		780	560,500
Fannie Mae Principal Strip, Notes, MTN
3.838%(s)	03/23/28		250	187,016
Federal Farm Credit Banks, Bonds
2.000%	04/04/22		447	463,438
Federal Home Loan Banks, Bonds
3.375%	12/08/23		500	561,627
4.000%	09/01/28		245	291,687
5.375%	08/15/24		750	956,822
Federal Home Loan Mortgage Corp.
1.788%(c)	06/01/43		47	47,677
2.457%(c)	05/01/43		52	53,368
2.500%	TBA		3,400	3,515,971
2.522%(c)	08/01/43		19	19,380
2.953%(c)	08/01/41		165	172,681
3.000%	03/01/27-04/01/45		6,630	6,937,761
3.000%	TBA		115	120,638
3.000%	TBA		1,350	1,399,483
3.500%	03/01/32-06/01/46		10,653	11,288,373
3.500%	TBA		565	597,952
4.000%	06/01/44-04/01/46		9,445	10,124,849
4.000%	TBA		725	750,334
4.500%	06/01/38-05/01/42		2,594	2,857,488

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	TBA		1,000	$1,022,227
4.500%	TBA		635	692,448
5.000%	01/01/37-03/01/38		434	480,945
5.000%	TBA		150	165,581
5.000%	TBA		400	410,328
5.500%	06/01/35-08/01/38		409	460,160
5.500%	TBA		1,900	2,117,623
6.000%	09/01/36		215	246,232
Federal National Mortgage Assoc.
1.000%	09/27/17		34	34,156
1.902%(c)	04/01/43		105	107,953
1.915%(c)	05/01/43		402	413,064
2.052%(c)	06/01/43		186	190,339
2.473%(c)	08/01/42		225	231,710
2.500%	09/01/28-04/01/45		2,713	2,796,900
2.572%(s)	10/09/19		8,700	8,357,281
2.821%(c)	08/01/41		245	257,627
3.000%	01/01/27-05/01/45		14,667	15,342,950
3.000%	TBA		1,717	1,782,219
3.500%	11/01/30-07/01/46		22,082	23,439,749
3.500%	TBA		31,368	33,098,351
4.000%	05/01/26-05/01/46		16,500	17,738,247
4.000%	TBA		100	103,609
4.000%	TBA		6,273	6,726,097
4.000%	TBA		60	64,198
4.500%	06/01/44-04/01/46		3,561	3,897,232
4.500%	TBA		13,416	14,643,825
4.500%	TBA		1,790	1,953,276
5.000%	06/01/39-05/01/41		3,022	3,368,489
5.000%	TBA		400	410,453
5.000%	TBA		4,831	5,367,540
5.000%	TBA		1,900	2,110,424
5.500%	04/01/36-08/01/37		624	707,350
5.500%	TBA		500	562,031
6.000%	03/01/34		2,297	2,664,833
6.320%	12/20/27		251	358,351
Financing Corp., Debs.
0.078%(s)	12/06/16		500	498,957
1.739%(s)	11/02/18		2,000	1,958,232
Government National Mortgage Assoc.
3.000%	05/15/43-08/20/45		7,014	7,342,972
3.000%	TBA		400	417,844
3.500%	12/20/42-06/20/46		10,375	11,039,973
3.500%	07/20/46	^	388	412,674
3.500%	TBA		4,329	4,594,659
3.500%	TBA		800	849,187
4.000%	12/15/40-06/20/46		3,969	4,252,349
4.000%	TBA		1,650	1,772,719
4.000%	TBA		2,226	2,379,385
4.500%	08/15/39-09/20/43		2,086	2,287,084
4.500%	TBA		1,000	1,100,464
5.000%	10/20/39		518	576,601
5.000%	07/01/39TBA		1,000	1,084,968
5.000%	TBA		2,000	2,225,249
5.500%	07/20/40		916	1,006,580
6.000%	09/20/38-10/20/38		445	511,410

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19		500		$614,093

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $234,627,574)					238,156,243

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bonds
3.000%	05/15/45		350		402,295
6.250%	05/15/30		—	(r)	157
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/19-07/15/24		13,147		13,751,950
0.250%	01/15/25		1,010		1,035,640
0.375%	07/15/23-07/15/25		2,755		2,909,438
0.625%	07/15/21-02/15/43		5,538		5,906,520
0.750%	02/15/42-02/15/45		1,728		1,817,901
1.000%	02/15/46		425		463,237
1.125%	01/15/21		1,805		2,111,211
1.250%	07/15/20		760		895,822
1.375%	01/15/20-02/15/44		1,655		1,958,412
1.750%	01/15/28		1,200		1,601,961
2.000%	01/15/26	(k)	790		1,120,162
2.125%	02/15/40-02/15/41		1,718		2,479,821
2.375%	01/15/25-01/15/27		2,070		3,089,606
2.500%	01/15/29		950		1,341,164
3.375%	04/15/32		45		88,818
3.625%	04/15/28		720		1,473,366
3.875%	04/15/29		900		1,886,335
U.S. Treasury Notes
1.125%	03/31/20		3,569		3,605,247
1.375%	07/31/18		20,512		20,834,100
2.000%	08/15/25	(k)	5,500		5,749,865
2.125%	05/15/25		1,775		1,874,913
U.S. Treasury Strip Coupon
2.045%(s)	05/15/25		3,420		2,972,862

TOTAL U.S. TREASURY OBLIGATIONS (cost $77,301,739)					79,370,803

TOTAL LONG-TERM INVESTMENTS (cost $1,660,307,962)					1,645,826,443

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 31.4%
AFFILIATED MUTUAL FUND — 31.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $704,589,341; includes $29,737,778 of cash collateral received for securities on loan)(b)(w) (Note 4)	704,589,341	$704,589,341

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 08/26/16, Strike Price $133.50			22	18,906
Currency Option AUD vs USD,
expiring 07/20/16, Strike Price 0.75	JPMorgan Chase	AUD	7	42
Currency Option EUR vs USD,
expiring 07/29/16, Strike Price 1.14	Deutsche Bank AG	EUR	4	11
Currency Option GBP vs JPY,
expiring 07/14/16, Strike Price 166.00	Barclays Capital Group	GBP	3	—
Currency Option USD vs CAD,
expiring 11/03/16, Strike Price 1.32	Barclays Capital Group		9	158
expiring 11/03/16, Strike Price 1.42	Barclays Capital Group		9	29
Currency Option USD vs JPY,
expiring 08/05/16, Strike Price 110.00	Hong Kong & Shanghai Bank		10	1,274
Currency Option USD vs MXN,
expiring 11/03/16, Strike Price 18.29	Barclays Capital Group		9	365
expiring 11/03/16, Strike Price 19.87	Barclays Capital Group		9	117
Interest Rate Swap Options,
Receive a fixed rate of 2.68% and pay a floating rate based on 3 Month LIBOR, expiring 01/21/21	Deutsche Bank AG		3	63,597

				84,499

Put Options
90 Day Euro-Dollar Futures,
expiring 09/16/16, Strike Price $98.25			125	313
expiring 09/16/16, Strike Price $98.75			125	938
Currency Option AUD vs USD,
expiring 07/20/16, Strike Price 0.70	JPMorgan Chase	AUD	7	3
Currency Option CHF vs NOK,
expiring 08/02/16, Strike Price 7.72	Deutsche Bank AG	CHF	9	—
Currency Option EUR vs JPY,
expiring 09/22/16, Strike Price 113.00	Deutsche Bank AG	EUR	4	9,723

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Currency Option EUR vs USD,
expiring 11/03/16, Strike Price 1.02	BNP Paribas	EUR	8	$35
expiring 11/03/16, Strike Price 1.09	BNP Paribas	EUR	8	130
expiring 07/29/16, Strike Price 1.09	Deutsche Bank AG	EUR	4	26
expiring 07/08/16, Strike Price 1.11	BNP Paribas	EUR	9	40
Currency Option GBP vs USD,
expiring 08/29/16, Strike Price 1.20	Deutsche Bank AG	GBP	4	11
expiring 08/29/16, Strike Price 1.31	Deutsche Bank AG	GBP	4	84
Currency Option USD vs JPY,
expiring 08/05/16, Strike Price 97.00	Hong Kong & Shanghai Bank		5	1,383
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 11/11/16, Strike Price $238.32	Deutsche Bank AG		14	27
expiring 11/15/16, Strike Price $238.32	Deutsche Bank AG		6	17
Interest Rate Swap Options,
Pay a fixed rate of 2.68%and receive a floating rate based on 3 Month LIBOR, expiring 01/21/21	Deutsche Bank AG		3	22,603

				35,333

TOTAL OPTIONS PURCHASED (cost $255,701)				119,832

TOTAL SHORT-TERM INVESTMENTS (cost $704,845,042)				704,709,173

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.6% (cost $2,365,153,004)				2,350,535,616

	Interest Rate	Maturity Date
SECURITIES SOLD SHORT — (0.8)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA	315	(332,079)
4.000%	TBA	525	(561,914)
Federal National Mortgage Assoc.
2.500%	TBA	1,175	(1,215,642)
3.000%	TBA	3,779	(3,962,240)
3.500%	TBA	1,991	(2,109,713)
Government National Mortgage Assoc.
3.000%	TBA	10,050	(10,507,942)
4.500%	TBA	300	(321,936)

				Value (Note 2)
TOTAL SECURITIES SOLD SHORT (proceeds received $18,904,847)				$(19,011,466)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Currency Option EUR vs USD,
expiring 08/02/16, Strike Price 1.14	Hong Kong & Shanghai Bank	EUR	4	(13)
Currency Option USD vs CAD,
expiring 11/03/16, Strike Price 1.37	Barclays Capital Group		19	(139)
Currency Option USD vs MXN,
expiring 11/03/16, Strike Price 19.00	Barclays Capital Group		19	(437)
Interest Rate Swap Options,
Pay a fixed rate of 0.90%and receive a floating rate based on, expiring 06/07/18	Deutsche Bank AG		27	(16,792)

				(17,381)

Put Options
90 Day Euro-Dollar Futures,
expiring 09/16/16, Strike Price $98.50			250	(625)
Currency Option EUR vs JPY,
expiring 09/22/16, Strike Price 104.50	Deutsche Bank AG	EUR	2	(1,264)
expiring 09/22/16, Strike Price 108.00	Deutsche Bank AG	EUR	4	(4,362)
Currency Option EUR vs USD,
expiring 08/02/16, Strike Price 1.09	Hong Kong & Shanghai Bank	EUR	4	(29)
expiring 11/03/16, Strike Price 1.06	BNP Paribas	EUR	17	(138)
Currency Option GBP vs USD,
expiring 08/29/16, Strike Price 1.25	Deutsche Bank AG	GBP	8	(54)
Currency Option USD vs JPY,
expiring 08/05/16, Strike Price 99.00	Hong Kong & Shanghai Bank		5	(2,456)
Interest Rate Swap Options,
Receive a fixed rate of 2.10% and pay a floating rate based on 3 Month LIBOR, expiring 01/12/17	Deutsche Bank AG		21	(1,121)
Receive a fixed rate of 1.90% and pay a floating rate based on, expiring 06/07/18	Deutsche Bank AG		27	(5,727)

				(15,776)

TOTAL OPTIONS WRITTEN (premiums received $143,124)				(33,157)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.8% (cost $2,346,105,033)	$2,331,490,993
Liabilities in excess of other assets(z) — (3.8)%	(85,205,221)

NET ASSETS — 100.0%	$2,246,285,772

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,801,310 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,303,372; cash collateral of $29,737,778 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(d)	Post maturity date.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
32	2 Year U.S. Treasury Notes	Sep. 2016	$6,973,753	$7,018,500	$44,747
333	5 Year U.S. Treasury Notes	Sep. 2016	40,371,744	40,680,633	308,889
774	10 Year U.S. Treasury Notes	Sep. 2016	101,323,140	102,929,906	1,606,766
58	20 Year U.S. Treasury Bonds	Sep. 2016	9,689,475	9,995,938	306,463
122	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	21,610,023	22,737,750	1,127,727
131	ASX SPI 200 Index	Sep. 2016	12,578,868	12,642,373	63,505
170	Australian Dollar Currency	Sep. 2016	12,625,900	12,620,800	(5,100)
311	British Pound Currency	Sep. 2016	28,304,165	25,750,800	(2,553,365)
314	Canadian Dollar Currency	Sep. 2016	24,601,900	24,215,680	(386,220)
103	Euro STOXX 50 Index	Sep. 2016	3,219,043	3,263,400	44,357
328	FTSE 100 Index	Sep. 2016	26,938,598	28,043,985	1,105,387
263	Japanese Yen Currency	Sep. 2016	31,520,681	31,911,763	391,082
2,182	Mini MSCI Emerging Markets Index	Sep. 2016	88,316,450	91,065,770	2,749,320
618	NASDAQ 100 E-Mini Index	Sep. 2016	55,102,556	54,470,520	(632,036)
588	Nikkei 225 Index	Sep. 2016	89,301,757	88,656,951	(644,806)
396	S&P 500 E-Mini Index	Sep. 2016	41,156,173	41,385,960	229,787
209	S&P/TSX 60 Index	Sep. 2016	26,246,369	26,397,786	151,417
130	Swiss Franc Currency	Sep. 2016	16,922,740	16,679,000	(243,740)

					3,664,180

Short Positions:
11	2 Year U.S. Treasury Notes	Sep. 2016	2,407,961	2,412,609	(4,648)
5	10 Year Euro-Bund	Sep. 2016	913,439	927,313	(13,874)
1	10 Year Japanese Bonds	Sep. 2016	1,475,427	1,480,850	(5,423)
83	10 Year U.S. Ultra Treasury Bonds	Sep. 2016	11,686,140	12,090,766	(404,626)
1,332	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	235,660,382	248,251,500	(12,591,118)
102	Euro Currency	Sep. 2016	14,537,554	14,162,063	375,491
8	Euro-BTP Italian Government Bond	Sep. 2016	1,253,812	1,266,097	(12,285)
23	Russell 2000 Mini Index	Sep. 2016	2,631,660	2,639,020	(7,360)
83	S&P 500 E-Mini Index	Sep. 2016	8,350,545	8,674,330	(323,785)

					(12,987,628)

					$(9,323,448)

Cash of $28,851,270 and U.S. Treasury Obligation with a market value of $1,479,126 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/22/16	Morgan Stanley	AUD	165	$122,072	$122,952	$880
Expiring 07/22/16	Morgan Stanley	AUD	160	117,434	119,228	1,794
Expiring 07/22/16	Morgan Stanley	AUD	130	93,923	96,873	2,950
British Pound,
Expiring 07/15/16	Bank of America	GBP	75	102,773	99,858	(2,915)
Expiring 07/15/16	Bank of America	GBP	40	54,362	53,257	(1,105)
Expiring 07/15/16	Bank of America	GBP	40	58,262	53,257	(5,005)
Expiring 07/15/16	Barclays Capital Group	GBP	43	60,221	56,623	(3,598)
Expiring 07/15/16	Citigroup Global Markets	GBP	55	73,992	73,229	(763)
Expiring 07/15/16	Deutsche Bank AG	GBP	115	168,587	153,115	(15,472)
Expiring 07/15/16	Deutsche Bank AG	GBP	110	146,474	146,458	(16)
Expiring 07/15/16	Deutsche Bank AG	GBP	110	147,516	146,458	(1,058)
Expiring 07/15/16	Deutsche Bank AG	GBP	80	118,224	106,515	(11,709)
Expiring 07/15/16	Hong Kong & Shanghai Bank	GBP	40	54,966	53,267	(1,699)
Expiring 07/15/16	Morgan Stanley	GBP	50	68,473	66,571	(1,902)
Expiring 07/15/16	Morgan Stanley	GBP	50	70,905	66,571	(4,334)
Expiring 07/15/16	Morgan Stanley	GBP	43	60,508	56,549	(3,959)
Expiring 07/15/16	Morgan Stanley	GBP	40	55,744	53,248	(2,496)
Euro,
Expiring 08/02/16	Deutsche Bank AG	EUR	105	116,953	116,668	(285)
Expiring 08/02/16	Deutsche Bank AG	EUR	105	119,860	116,669	(3,191)
Japanese Yen,
Expiring 07/15/16	Bank of America	JPY	7,371	69,519	71,408	1,889
New Zealand Dollar,
Expiring 07/15/16	Deutsche Bank AG	NZD	170	119,991	121,285	1,294
Swiss Franc,
Expiring 07/15/16	Deutsche Bank AG	CHF	115	120,000	118,264	(1,736)

				$2,120,759	$2,068,323	$(52,436)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/22/16	Bank of America	AUD	160	$118,282	$119,228	$(946)
Expiring 07/22/16	Deutsche Bank AG	AUD	160	118,282	119,228	(946)
Expiring 07/22/16	Morgan Stanley	AUD	160	118,947	119,228	(281)
Expiring 07/22/16	Morgan Stanley	AUD	160	118,915	119,229	(314)
Expiring 07/22/16	Westpac Banking Corp.	AUD	130	92,747	96,873	(4,126)
British Pound,
Expiring 07/06/16	Citigroup Global Markets	GBP	90	130,111	119,819	10,292
Expiring 07/06/16	Morgan Stanley	GBP	4,349	6,369,124	5,789,941	579,183
Expiring 07/15/16	Bank of America	GBP	28	36,409	36,601	(192)
Expiring 07/15/16	Bank of America	GBP	28	36,352	36,627	(275)
Expiring 07/15/16	Barclays Capital Group	GBP	43	60,719	56,569	4,150
Expiring 07/15/16	Deutsche Bank AG	GBP	80	112,515	106,515	6,000
Expiring 07/15/16	Deutsche Bank AG	GBP	58	84,679	76,555	8,124
Expiring 07/15/16	Deutsche Bank AG	GBP	58	84,637	76,557	8,080
Expiring 07/15/16	Deutsche Bank AG	GBP	55	73,836	73,229	607
Expiring 07/15/16	Deutsche Bank AG	GBP	55	72,876	73,229	(353)
Expiring 07/15/16	Deutsche Bank AG	GBP	50	67,593	66,571	1,022
Expiring 07/15/16	Deutsche Bank AG	GBP	40	57,236	53,257	3,979
Expiring 07/15/16	Deutsche Bank AG	GBP	40	54,681	53,258	1,423
Expiring 07/15/16	Goldman Sachs & Co.	GBP	43	60,473	56,602	3,871
Expiring 07/15/16	Goldman Sachs & Co.	GBP	40	59,614	53,258	6,356
Expiring 07/15/16	Hong Kong & Shanghai Bank	GBP	40	55,329	53,267	2,062
Expiring 07/15/16	Morgan Stanley	GBP	180	246,519	239,658	6,861

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 07/15/16	Royal Bank of Scotland Group PLC	GBP	40	$57,752	$53,225	$4,527
Expiring 07/15/16	Royal Bank of Scotland Group PLC	GBP	40	57,640	53,290	4,350
Expiring 07/15/16	Standard Chartered PLC	GBP	55	73,680	73,261	419
Expiring 07/15/16	Standard Chartered PLC	GBP	55	73,255	73,197	58
Expiring 08/03/16	Standard Chartered PLC	GBP	3,822	5,146,705	5,089,607	57,098
Canadian Dollar,
Expiring 07/06/16	Morgan Stanley	CAD	3,824	2,935,870	2,959,940	(24,070)
Expiring 08/03/16	Standard Chartered PLC	CAD	3,824	2,944,805	2,960,245	(15,440)
Euro,
Expiring 07/06/16	Barclays Capital Group	EUR	1,435	1,602,421	1,592,856	9,565
Expiring 07/06/16	Citigroup Global Markets	EUR	4	4,545	4,440	105
Expiring 07/06/16	Deutsche Bank AG	EUR	14,031	15,667,997	15,574,474	93,523
Expiring 07/06/16	Deutsche Bank AG	EUR	269	301,187	298,591	2,596
Expiring 07/06/16	Deutsche Bank AG	EUR	84	95,153	93,241	1,912
Expiring 07/06/16	Deutsche Bank AG	EUR	30	33,609	33,300	309
Expiring 07/06/16	Morgan Stanley	EUR	353	394,129	391,831	2,298
Expiring 07/06/16	Morgan Stanley	EUR	181	204,523	200,911	3,612
Expiring 07/06/16	Morgan Stanley	EUR	79	88,916	87,690	1,226
Expiring 07/06/16	Morgan Stanley	EUR	6	6,722	6,660	62
Expiring 08/02/16	Deutsche Bank AG	EUR	105	119,349	116,668	2,681
Expiring 08/02/16	Goldman Sachs & Co.	EUR	105	119,012	116,668	2,344
Expiring 08/03/16	Morgan Stanley	EUR	1,445	1,605,540	1,605,635	(95)
Expiring 08/03/16	Morgan Stanley	EUR	50	55,555	55,558	(3)
Expiring 08/03/16	Standard Chartered PLC	EUR	15,027	16,696,500	16,697,487	(987)
Japanese Yen,
Expiring 07/06/16	Bank of America	JPY	28,662	258,050	277,610	(19,560)
Expiring 07/06/16	Goldman Sachs & Co.	JPY	100	933	968	(35)
Expiring 07/06/16	Morgan Stanley	JPY	28,662	258,165	277,610	(19,445)
Expiring 07/06/16	UBS AG	JPY	57,324	517,025	555,220	(38,195)
Expiring 07/15/16	Morgan Stanley	JPY	7,116	69,519	68,944	575
Expiring 08/03/16	Morgan Stanley	JPY	54,984	535,609	533,022	2,587
New Zealand Dollar,
Expiring 07/06/16	Standard Chartered PLC	NZD	751	506,384	536,042	(29,658)
Expiring 07/15/16	Deutsche Bank AG	NZD	65	45,846	46,373	(527)
Expiring 07/15/16	Hong Kong & Shanghai Bank	NZD	170	118,749	121,283	(2,534)
Expiring 08/03/16	Deutsche Bank AG	NZD	746	530,678	531,681	(1,003)
Swedish Krona,
Expiring 07/15/16	Goldman Sachs & Co.	SEK	996	120,000	117,739	2,261

				$59,475,699	$58,800,566	675,133

						$622,697

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/01/16	Buy	AUD	90	NOK	555	$796	Morgan Stanley
07/01/16	Buy	AUD	90	NOK	555	755	Morgan Stanley
07/15/16	Buy	AUD	98	GBP	55	(192)	Bank of America
07/15/16	Buy	AUD	147	GBP	80	2,748	Morgan Stanley
07/15/16	Buy	EUR	65	GBP	52	3,447	Deutsche Bank AG
07/15/16	Buy	EUR	125	GBP	99	6,449	Hong Kong & Shanghai Bank
09/26/16	Buy	EUR	65	JPY	7,403	455	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued):
07/15/16	Buy	GBP	20	AUD	37	$(592)	Bank of America
07/15/16	Buy	GBP	55	AUD	99	(590)	Deutsche Bank AG
07/15/16	Buy	GBP	50	EUR	65	(5,825)	Barclays Capital Group
07/15/16	Buy	GBP	51	EUR	65	(3,702)	Deutsche Bank AG
07/15/16	Buy	GBP	52	EUR	65	(3,305)	Deutsche Bank AG
07/15/16	Buy	GBP	55	JPY	7,572	(128)	Hong Kong & Shanghai Bank
07/15/16	Buy	GBP	55	JPY	7,576	(171)	Hong Kong & Shanghai Bank
07/15/16	Buy	GBP	90	JPY	12,419	(490)	Standard Chartered PLC
07/19/16	Buy	GBP	20	JPY	2,722	258	Bank of America
07/19/16	Buy	GBP	20	JPY	2,733	152	Bank of America
07/19/16	Buy	GBP	40	JPY	6,102	(5,867)	Bank of America
07/19/16	Buy	GBP	80	JPY	12,373	(13,371)	Bank of America
07/19/16	Buy	GBP	80	JPY	12,584	(15,411)	Bank of America
07/19/16	Buy	GBP	40	JPY	6,359	(8,355)	Citigroup Global Markets
07/19/16	Buy	GBP	140	JPY	19,250	(116)	Citigroup Global Markets
07/19/16	Buy	GBP	40	JPY	6,401	(8,767)	Goldman Sachs & Co.
07/19/16	Buy	GBP	33	JPY	4,534	(661)	Hong Kong & Shanghai Bank
07/19/16	Buy	GBP	33	JPY	4,544	(758)	Hong Kong & Shanghai Bank
07/15/16	Buy	JPY	7,428	GBP	55	(1,262)	Deutsche Bank AG
07/15/16	Buy	JPY	12,429	GBP	90	588	Morgan Stanley
07/15/16	Buy	JPY	12,448	GBP	90	770	Morgan Stanley
07/15/16	Buy	JPY	7,374	GBP	55	(1,791)	Standard Chartered PLC
07/19/16	Buy	JPY	12,463	GBP	80	14,243	Barclays Capital Group
07/19/16	Buy	JPY	6,282	GBP	40	7,612	BNP Paribas
07/19/16	Buy	JPY	4,746	GBP	30	6,041	Citigroup Global Markets
07/19/16	Buy	JPY	5,943	GBP	40	4,324	Deutsche Bank AG
07/19/16	Buy	JPY	8,065	GBP	50	11,570	Deutsche Bank AG
07/19/16	Buy	JPY	7,489	GBP	50	5,990	Hong Kong & Shanghai Bank
07/19/16	Buy	JPY	5,584	GBP	40	844	Morgan Stanley
07/19/16	Buy	JPY	9,534	GBP	70	(821)	Morgan Stanley
07/19/16	Buy	JPY	5,713	GBP	40	2,100	Standard Chartered PLC
07/19/16	Buy	JPY	12,806	GBP	80	17,566	Standard Chartered PLC
09/26/16	Buy	JPY	7,394	EUR	65	(545)	Morgan Stanley
07/01/16	Buy	NOK	502	AUD	84	(2,438)	Citigroup Global Markets
07/01/16	Buy	NOK	582	AUD	95	(1,252)	Hong Kong & Shanghai Bank
07/01/16	Buy	NOK	128	AUD	21	(598)	UBS AG
07/15/16	Buy	SEK	1,030	CHF	120	(1,233)	Hong Kong & Shanghai Bank

						$8,467

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
EUR	357	01/18/21	1.180%	EURO CPI(1)	$11,411	$—	$11,411	Deutsche Bank AG
EUR	357	01/18/21	0.755%	EURO CPI(1)	(3,376)	—	(3,376)	Deutsche Bank AG
EUR	357	01/18/21	0.740%	EURO CPI(1)	(3,064)	—	(3,064)	Deutsche Bank AG
EUR	357	01/18/22	1.160%	EURO CPI(1)	10,538	—	10,538	Deutsche Bank AG
	16,610	03/03/18	1.350%	USCPIU(1)	99,873	—	99,873	Goldman Sachs & Co.
	7,830	03/21/18	1.659%	USCPIU(1)	2,828	—	2,828	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
1,320	02/16/46	1.670%	USCPIU(2)	$(66,935)	$—	$(66,935)	Citigroup Global Markets

				$51,275	$—	$51,275

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,450	11/30/20	1.320%	3 Month LIBOR(1)	$—	$(35,624)	$(35,624)
760	01/14/21	1.510%	3 Month LIBOR(1)	—	(23,018)	(23,018)
11,580	04/29/21	1.338%	3 Month LIBOR(2)	—	207,605	207,605
6,125	04/29/26	1.790%	3 Month LIBOR(1)	—	(239,761)	(239,761)
6,125	04/29/26	1.789%	3 Month LIBOR(1)	—	(239,671)	(239,671)
180	11/15/41	2.160%	3 Month LIBOR(1)	—	(11,368)	(11,368)
1,300	04/29/46	2.294%	3 Month LIBOR(2)	—	134,363	134,363
1,300	04/29/46	2.294%	3 Month LIBOR(2)	—	134,203	134,203

				$—	$(73,271)	$(73,271)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	19,338	$351,181	$651,986	$300,805
CDX.NA.IG.26.V1	06/20/21	1.000%	11,790	112,880	127,840	14,960

				$464,061	$779,826	$315,765

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%		300	0.481%	$28,413	$—	$28,413	Deutsche Bank AG
CNH Industrial NV	06/20/21	5.000%	EUR	102	3.124%	9,885	10,558	(673)	Goldman Sachs & Co.
Wind Acquisiton Finance SA	06/20/21	5.000%	EUR	20	*	653	677	(24)	JPMorgan Chase

						$38,951	$11,235	$27,716

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Dell, Inc.	06/20/21	0.010%	315	4.211%	$44,239	$56,238	$(11,999)	Citigroup Global Markets
Dell, Inc.	06/20/21	0.010%	53	4.211%	7,446	9,200	(1,754)	Citigroup Global Markets

					$51,685	$65,438	$(13,753)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(3)		Fixed Rate	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indicies—Buy Protection(2):
iTraxx.XO.25.V1	06/20/21	EUR	500	0.050%	$(27,711)	$(32,432)	$(4,721)

Cash of $1,547,370 has been segregated with Barclays Capital Group and Goldman Sachs & Co. to cover requirement for open centrally cleared interest rate and credit default swap contracts as of June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	09/01/17	13,358	Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month U.S. Treasury Bill Rate	$1,778,151	$—	$1,778,151
Deutsche Bank AG	06/21/18	225,808	Pay fixed payments on the RMS G Index and receive variable payments based on the 3 Month LIBOR +28 bps	9,326,877	—	9,326,877
JPMorgan Chase	09/01/17	96,171	Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month U.S. Treasury Bill Rate	(9,418)	—	(9,418)

				$11,095,610	$—	$11,095,610

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$314,242,817	$146,363,028	$181,581
Exchange Traded Funds	165,009,667	—	—
Preferred Stocks	1,611,533	5,663,894	2,841,115
Asset-Backed Securities
Collateralized Loan Obligations	—	3,682,495	—
Non-Residential Mortgage-Backed Securities	—	44,676,312	—
Residential Mortgage-Backed Securities	—	3,779,292	—
Bank Loans	—	19,553,198	1,587,432
Commercial Mortgage-Backed Securities	—	54,507,100	—
Convertible Bonds	—	1,328,056	—
Corporate Bonds	—	527,794,336	778,508
Foreign Government Bonds	—	7,949,100	—
Municipal Bonds	—	4,128,890	—
Residential Mortgage-Backed Securities	—	22,621,043	—
U.S. Government Agency Obligations	—	237,743,569	412,674
U.S. Treasury Obligations	—	79,370,803	—
Affiliated Mutual Fund	704,589,341	—	—
Options Purchased	20,157	99,675	—
U.S. Government Agency Obligations – Short Sales	—	(19,011,466)	—
Options Written	(625)	(32,532)	—
Other Financial Instruments*
Futures	(9,323,448)	—	—
OTC Forward Foreign Currency Contracts	—	622,697	—
OTC Cross Currency Exchange Contracts	—	8,467	—
OTC Interest Rate Swaps	—	51,275	—
Centrally Cleared Interest Rate Swaps	—	(73,271)	—
OTC Credit Default Swaps	—	90,636	—
Centrally Cleared Credit Default Swaps	—	311,044	—
OTC Total Return Swaps	—	11,095,610	—

Total	$1,176,149,442	$1,152,323,251	$5,801,310

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	31.4%
U.S. Government Agency Obligations	10.5
Exchange Traded Funds	7.4
Banks	4.1
U.S. Treasury Obligations	3.5
Commercial Mortgage-Backed Securities	2.4
Media	2.4
Pharmaceuticals	2.2
Non-Residential Mortgage-Backed Securities	2.0
Oil & Gas	1.8
Telecommunications	1.7
Diversified Financial Services	1.7
Insurance	1.5
Software	1.4
Oil, Gas & Consumable Fuels	1.2
Residential Mortgage-Backed Securities	1.2
Retail	1.1
Real Estate Investment Trusts (REITs)	0.9
Aerospace & Defense	0.9
Healthcare – Services	0.9
Chemicals	0.8
Beverages	0.8
Pipelines	0.8
Biotechnology	0.7
Diversified Telecommunication Services	0.7
Electric	0.7
Foods	0.7
Commercial Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Internet Software & Services	0.6
Healthcare – Products	0.6
Health Care Providers & Services	0.5
Capital Markets	0.5
Mining	0.5
Packaging & Containers	0.5
Hotels, Restaurants & Leisure	0.5
Tobacco	0.5
Food Products	0.5
IT Services	0.5
Specialty Retail	0.5
Industrial Conglomerates	0.5
Automobiles	0.4
Food & Staples Retailing	0.4
Semiconductors & Semiconductor Equipment	0.4
Machinery	0.4
Lodging	0.4
Electric Utilities	0.4
Auto Manufacturers	0.4
Internet	0.4
Foreign Government Bonds	0.4
Household Products	0.3
Health Care Equipment & Supplies	0.3
Computers	0.3
Agriculture	0.3
Consumer Finance	0.3
Communications Equipment	0.3
Internet & Catalog Retail	0.3
Air Freight & Logistics	0.3

Distribution/Wholesale	0.2%
Building Materials	0.2
Household Durables	0.2
Airlines	0.2
Semiconductors	0.2
Multi-Utilities	0.2
Building Products	0.2
Metals & Mining	0.2
Municipal Bonds	0.2
Textiles, Apparel & Luxury Goods	0.2
Miscellaneous Manufacturing	0.2
Advertising	0.2
Electronics	0.2
Personal Products	0.2
Miscellaneous Manufacturing	0.1
Collateralized Loan Obligations	0.1
Energy Equipment & Services	0.1
Road & Rail	0.1
Home Builders	0.1
Wireless Telecommunication Services	0.1
Construction & Engineering	0.1
Oil & Gas Services	0.1
Real Estate Management & Development	0.1
Real Estate	0.1
Iron/Steel	0.1
Entertainment	0.1
Multiline Retail	0.1
Transportation Infrastructure	0.1
Leisure Products	0.1
Electrical Equipment	0.1
Professional Services	0.1
Coal	0.1
Multi-National	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Household Products/Wares	0.1
Auto Parts & Equipment	0.1
Paper & Forest Products	0.1
Auto Components	0.1
Office/Business Equipment	0.1
Exploration & Production	0.1
Electronic Equipment, Instruments & Components	0.1
Commercial Services & Supplies	0.1
Gas	0.1
U.S. Government Agency Obligations – Shorts	(0.8)

103.8
Liabilities in excess of other assets	(3.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk . The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$315,765	*	Due from/to broker — variation margin swaps	$4,721	*
Credit contracts	Unrealized appreciation on OTC swap agreements	28,413		Unrealized depreciation on OTC swap agreements	14,450
Credit contracts	Premiums paid for OTC swap agreements	76,673		—	—
Equity contracts	Due from/to broker — variation margin futures	4,343,773	*	Due from/to broker — variation margin futures	1,607,987	*
Equity contracts	Unrealized appreciation on OTC swap agreements	11,105,028		Unrealized depreciation on OTC swap agreements	9,418
Foreign exchange contracts	Due from/to broker — variation margin futures	766,573	*	Due from/to broker — variation margin futures	3,188,425	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	842,925		Unrealized depreciation on OTC forward foreign currency exchange contracts	220,228
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	86,708		Unrealized depreciation on OTC cross currency exchange contracts	78,241
Foreign exchange contracts	Unaffiliated investments	13,431		Options written outstanding, at value	8,892
Interest Rate contracts	Due from/to broker — variation margin futures	3,394,592	*	Due from/to broker — variation margin futures	13,031,974	*
Interest Rate contracts	Due from/to broker — variation margin swaps	476,171	*	Due from/to broker — variation margin swaps	549,442	*
Interest Rate contracts	Unrealized appreciation on OTC swap agreements	124,650		Unrealized depreciation on OTC swap agreements	73,375
Interest Rate contracts	Unaffiliated investments	106,401		Options written outstanding, at value	24,265

Total		$21,681,103			$18,811,418

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Credit contracts	$—	$—	$—	$—	$1,202,272	$—	$1,202,272
Equity contracts	(210,609)	—	—	(5,958,995)	33,229,708	—	27,060,104
Foreign exchange contracts	—	(193,367)	160,114	4,980,265	—	(784,556)	4,162,456
Interest rate contracts	—	(124,271)	32,560	2,868,803	(867,205)	—	1,909,887

Total	$(210,609)	$(317,638)	$192,674	$1,890,073	$33,564,775	$(784,556)	$34,334,719

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Credit contracts	$—	$—	$—	$—	$96,489	$—	$96,489
Equity contracts	(101)	—	—	971,230	6,513,568	—	7,484,697
Foreign exchange contracts	—	(102,155)	54,837	(2,113,709)	—	725,665	(1,435,362)
Interest rate contracts	—	28,008	(27,494)	(9,512,591)	6,183	—	(9,505,894)

Total	$(101)	$(74,147)	$27,343	$(10,655,070)	$6,616,240	$725,665	$(3,360,070)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(4)	Forward Foreign Currency Exchange Contracts- Sold(4)
$206,074	$240	$650,577,407	$407,901,978	$2,469,916	$51,292,689

Cross Currency Exchange Contracts(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements- Sell Protection(2)	Credit Default Swap Agreements- Buy Protection(2)	Total Return Swap Agreements(2)
$2,392,636	$48,086	$26,288	$13,454	$112,776

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$1,780,450	$(65,431)	$(1,482,214)	$232,805
Barclays Capital Group	28,627	(9,999)	—	18,628
BNP Paribas	7,817	(138)	—	7,679
Citigroup Global Markets	81,876	(81,876)	—	—
Deutsche Bank AG	9,624,229	(80,915)	(4,180,000)	5,363,314
Goldman Sachs & Co.	125,263	(9,475)	—	115,788
Hong Kong & Shanghai Bank	17,158	(10,934)	—	6,224
JPMorgan Chase	3,550	(3,550)	—	—
Morgan Stanley	608,984	(58,265)	—	550,719
Royal Bank of Scotland Group PLC	8,877	—	—	8,877
Standard Chartered PLC	77,241	(48,366)	—	28,875
UBS AG	—	—	—	—
Westpac Banking Corp.	—	—	—	—

	$12,364,072

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(65,431)	$65,431	$—	$—
Barclays Capital Group	(9,999)	9,999	—	—
BNP Paribas	(138)	138	—	—
Citigroup Global Markets	(92,360)	81,876	—	(10,484)
Deutsche Bank AG	(80,915)	80,915	—	—
Goldman Sachs & Co.	(9,475)	9,475	—	—
Hong Kong & Shanghai Bank	(10,934)	10,934	—	—
JPMorgan Chase	(9,442)	3,550	—	(5,892)
Morgan Stanley	(58,265)	58,265	—	—
Royal Bank of Scotland Group PLC	—	—	—	—
Standard Chartered PLC	(48,366)	48,366	—	—
UBS AG	(38,793)	—	—	(38,793)
Westpac Banking Corp.	(4,126)	—	—	(4,126)

	$(428,244)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $29,303,372:
Unaffiliated investments (cost $1,660,563,663)	$1,645,946,275
Affiliated investments (cost $704,589,341)	704,589,341
Cash	2,412,530
Foreign currency, at value (cost $692,786)	650,673
Deposit with broker for futures and centrally cleared swaps	30,398,640
Receivable for investments sold	92,481,652
Unrealized appreciation on OTC swap agreements	11,258,091
Dividends and interest receivable	8,860,523
Receivable for fund share sold	4,306,935
Due from broker-variation margin futures	3,342,125
Unrealized appreciation on OTC forward foreign currency contracts	842,925
Tax reclaim receivable	564,489
Unrealized appreciation on OTC cross currency exchange contracts	86,708
Premiums paid for OTC swap agreements	76,673
Receivable from affiliate	10,159
Prepaid expenses	2,602

Total Assets	2,505,830,341

LIABILITIES:
Payable for investments purchased	199,543,496
Payable to broker for collateral for securities on loan	29,737,778
Securities sold short, at value (proceeds received $18,904,847)	19,011,466
Cash segregated from Counterparty—OTC	7,610,000
Due to broker-variation margin swaps	2,072,565
Advisory fees payable	830,702
Unrealized depreciation on OTC forward foreign currency contracts	220,228
Accrued expenses and other liabilities	151,858
Unrealized depreciation on OTC swap agreements	97,243
Unrealized depreciation on OTC cross currency exchange contracts	78,241
Distribution fee payable	61,032
Interest payable on securities sold short	54,029
Options written outstanding, at value (premiums received $143,124)	33,157
Foreign capital gains tax liability accrued	32,880
Payable for fund share repurchased	9,403
Affiliated transfer agent fee payable	342
Deferred trustees’ fees	149

Total Liabilities	259,544,569

NET ASSETS	$2,246,285,772

Net assets were comprised of:
Paid-in capital	$1,859,552,848
Retained earnings	386,732,924

Net assets, June 30, 2016	$2,246,285,772

Net asset value and redemption price per share, $2,246,285,772 / 186,168,889 outstanding shares of beneficial interest	$12.07

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$17,041,017
Unaffiliated dividend income (net) (foreign withholding tax $381,450, of which $25,682 is reimbursable by an affiliate)	8,947,845
Affiliated dividend income	1,515,721
Affiliated income from securities lending, net	449,570

27,954,153

EXPENSES
Advisory fees	8,549,277
Distribution fee	2,639,315
Custodian and accounting fees	311,000
Interest expense	56,099
Audit fee	31,000
Trustees’ fees	16,000
Insurance expenses	15,000
Shareholders’ reports	8,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	104
Miscellaneous	19,028

Total expenses	11,655,823

NET INVESTMENT INCOME (LOSS)	16,298,330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(32,880))	(9,374,230)
Futures transactions	1,890,073
Options written transactions	192,674
Swap agreements transactions	33,564,775
Foreign currency transactions	(1,027,396)

25,245,896

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $1,125)	26,678,120
Futures	(10,655,070)
Options written	27,343
Swap agreements	6,616,240
Foreign currencies	659,949

23,326,582

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	48,572,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,870,808

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,298,330	$24,356,286
Net realized gain (loss) on investment and foreign currency transactions	25,245,896	6,214,274
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	23,326,582	(102,650,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,870,808	(72,080,354)

FUND SHARE TRANSACTIONS:
Fund share sold [27,714,129 and 9,223,340 shares, respectively]	320,070,619	110,341,719
Fund share repurchased [32,429,886 and 12,141,841 shares, respectively]	(360,339,947)	(142,705,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(40,269,328)	(32,363,317)

CAPITAL CONTRIBUTIONS (NOTE 4)	214,133	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,815,613	(104,443,671)
NET ASSETS:
Beginning of period	2,221,470,159	2,325,913,830

End of period	$2,246,285,772	$2,221,470,159

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 111.0% ASSET-BACKED SECURITIES — 8.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 2.7%
ACAS CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR, 144A	2.967%	(c)	09/20/23	1,050	$1,041,198
ACAS CLO Ltd. (Cayman Islands), Series 2012-1A, Class CR, 144A	3.897%	(c)	09/20/23	250	250,620
ALM VII R Ltd., Series 2013-7RA, Class A2, 144A	2.488%	(c)	04/24/24	1,857	1,842,068
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 144A	2.488%	(c)	04/24/24	2,627	2,605,898
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class B, 144A	3.883%	(c)	04/16/27	370	367,846
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.064%	(c)	07/28/26	4,330	4,317,892
AMMC CLO IX Ltd. (Cayman Islands), Series 2011-9A, Class B1R, 144A	3.129%	(c)	01/15/22	2,130	2,135,935
AMMC CLO 17 Ltd. (Cayman Islands), Series 2015-17A, Class B, 144A	2.926%	(c)	11/15/27	330	324,758
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.820%	(c)	07/13/25	490	484,798
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.419%	(c)	07/13/25	800	779,656
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	2.168%	(c)	04/15/27	610	608,763
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.478%	(c)	07/15/23	985	979,122
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class A, 144A	2.023%	(c)	01/17/23	2,000	1,987,462
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class A, 144A	1.728%	(c)	04/15/25	6,370	6,295,168
Apidos CLO XV (Cayman Islands), Series 2013-15A, Class A1, 144A	1.984%	(c)	10/20/25	500	496,435
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class A1, 144A	2.083%	(c)	01/19/25	1,949	1,936,410
Apidos CLO XVIII (Cayman Islands), Series 2014-18A, Class A1, 144A	2.047%	(c)	07/22/26	250	249,509
ARES CLO Ltd., Series 2007-3RA, Class A2, 144A	0.853%	(c)	04/16/21	1,019	1,003,575
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.957%	(c)	10/12/23	250	248,929
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class CR, 144A	3.367%	(c)	10/12/23	300	292,655
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.126%	(c)	02/17/26	2,000	1,991,401
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.734%	(c)	04/20/25	2,420	2,396,126
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	2.878%	(c)	10/15/25	1,790	1,784,015
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A, 144A	1.835%	(c)	01/22/25	250	248,042
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.038%	(c)	10/29/25	550	548,233
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class A, 144A	2.128%	(c)	04/15/25	1,870	1,868,282
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.157%	(c)	04/30/26	600	599,773
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.089%	(c)	07/20/26	250	249,488

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.174%	(c)	11/30/26	730	$728,091
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.114%	(c)	10/20/27	4,000	3,975,995
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-2A, Class B1R, 144A	2.734%	(c)	07/20/23	380	376,782
Carlyle Global Market Strategies CLO Ltd (Cayman Islands), Series 2013-4A, Class A1, 144A	2.098%	(c)	10/15/25	370	369,507
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.138%	(c)	10/23/26	550	547,626
Cedar Funding V CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 144A^	2.243%	(c)	07/17/28	600	597,601
CIFC Funding Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.890%	(c)	05/10/21	2,336	2,318,732
CIFC Funding Ltd. (Cayman Islands), Series 2011-1A, Class A1R, 144A	1.933%	(c)	01/19/23	2,561	2,560,893
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.030%	(c)	12/05/24	260	259,094
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1, 144A	2.517%	(c)	11/27/24	1,140	1,124,705
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.133%	(c)	04/18/25	1,350	1,349,307
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A	2.141%	(c)	05/24/26	2,500	2,496,026
Eastland CLO Ltd. (Cayman Islands), Series 2007-1A, Class A2A, 144A	0.867%	(c)	05/01/22	2,482	2,468,009
Fraser Sullivan CLO VII Ltd. (Cayman Islands), Series 2012-7A, Class BR, 144A	3.134%	(c)	04/20/23	540	528,727
Galaxy XV CLO Ltd. (Cayman Islands), Series 2013-15A, Class A, 144A	1.878%	(c)	04/15/25	1,010	1,001,411
GoldenTree Loan Opportunities IV Ltd. (Cayman Islands), Series 2007-4A, Class B, 144A	1.346%	(c)	08/18/22	420	410,660
Highbridge Loan Management Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.897%	(c)	09/20/22	790	792,438
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.083%	(c)	05/05/27	4,150	4,118,661
LCM IX LP (Cayman Islands), Series -9A, Class A, 144A	1.830%	(c)	07/14/22	386	385,278
LCM IX LP (Cayman Islands), Series -9A, Class C, 144A	3.480%	(c)	07/14/22	500	493,457
LCM XIV LP (Cayman Islands), Series -14A, Class A, 144A	1.778%	(c)	07/15/25	250	247,690
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	1.916%	(c)	08/15/22	2,500	2,490,328
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class B1, 144A	2.984%	(c)	01/20/25	980	984,747
Mountain Hawk I CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.814%	(c)	01/20/24	740	717,672
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.256%	(c)	09/14/23	500	500,342
Neuberger Berman CLO XIII Ltd. (Cayman Islands), Series 2012-13A, Class B, 144A	2.938%	(c)	01/23/24	2,360	2,333,548
Northwoods Capital IX Ltd. (Cayman Islands), Series 2012-9A, Class A, 144A	2.053%	(c)	01/18/24	250	249,452
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.636%	(c)	04/26/26	500	490,142

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163%	(c)	04/17/27	130	$129,012
Octagon Investment Partners XX Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.068%	(c)	08/12/26	470	468,028
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class A, 144A	2.056%	(c)	11/20/23	460	459,055
OHA Credit Partners VIII Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.754%	(c)	04/20/25	2,711	2,679,227
OHA Credit Partners IX Ltd. (Cayman Islands), Series 2013-9A, Class A1, 144A	2.034%	(c)	10/20/25	1,250	1,242,406
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(c)	07/22/25	290	287,313
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1A, 144A	2.053%	(c)	07/17/26	1,900	1,884,347
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1B, 144A	2.123%	(c)	07/17/26	250	249,719
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	2.683%	(c)	07/17/26	1,000	992,334
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	2.187%	(c)	01/30/27	3,070	3,060,938
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	2.087%	(c)	04/30/27	1,000	991,740
Palmer Square Loan Funding Ltd (Cayman Islands), Series 2016-2A, Class A2, 144A	2.730%	(c)	06/21/24	950	947,999
Palmer Square Loan Funding Ltd (Cayman Islands), Series 2016-2A, Class B, 144A	3.780%	(c)	06/21/24	1,030	1,015,459
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5A, Class CR, 144A	3.502%	(c)	12/15/22	250	246,065
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886%	(c)	02/20/25	1,000	994,053
Race Point X CLO Ltd (Cayman Islands), Series 2016-10A, Class A, 144A	2.234%	(c)	07/25/28	1,360	1,356,797
Sheridan Square CLO Ltd (Cayman Islands), Series 2013-1A, Class A2, 144A	1.798%	(c)	04/15/25	1,400	1,380,723
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(c)	10/20/23	250	249,777
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.005%	(c)	01/21/26	2,500	2,477,823
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.994%	(c)	10/20/26	600	591,610
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.175%	(c)	07/20/28	1,410	1,401,651
Symphony CLO Ltd. (Cayman Islands), Series 2012-10A, Class AR, 144A	1.908%	(c)	07/23/23	600	597,529
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134%	(c)	07/20/27	1,000	989,836
TICP CLO III Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.174%	(c)	01/20/27	1,140	1,132,304
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	2.728%	(c)	04/15/27	450	446,340
Voya CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.506%	(c)	03/14/22	1,500	1,499,453
Voya CLO Ltd. (Cayman Islands), Series 2012-2A, Class BR, 144A	2.578%	(c)	10/15/22	760	762,576
Voya CLO Ltd. (Cayman Islands), Series 2012-3A, Class AR, 144A	1.948%	(c)	10/15/22	1,000	992,536

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1, 144A	2.083	%(c)	01/18/26	1,310	$1,307,322
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.433	%(c)	01/18/26	450	442,649

					104,127,599

Non-Residential Mortgage-Backed Securities — 3.3%
AmeriCredit Automobile Receivables, Series 2015-1, Class C	2.510%		01/08/21	12,535	12,656,791
AmeriCredit Automobile Receivables, Series 2015-4, Class B	2.110%		01/08/21	570	574,840
AmeriCredit Automobile Receivables, Series 2015-4, Class C	2.880%		07/08/21	360	367,848
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	2,027,054
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,979,099
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,953,566
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.762	%(c)	12/10/25	680	651,101
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%		01/15/20	1,500	1,514,550
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	2,815	2,799,735
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,012,765
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	2,000	2,005,047
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	1,825	1,831,555
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 144A	0.742	%(c)	12/15/33	454	374,389
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,659	3,692,713
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%		06/15/20	860	863,719
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	1,805	1,808,619
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	1,475	1,477,846
Home Partners of America Trust, Series 2016-1, Class A, 144A	2.084	%(c)	03/17/33	1,824	1,823,875
Invitation Homes Trust, Series 2013-SFR1, Class A, 144A	1.596	%(c)	12/17/30	900	895,756
Invitation Homes Trust, Series 2014-SFR2, Class E, 144A	3.856	%(c)	09/17/31	370	362,282
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	1.746	%(c)	08/17/32	959	953,510
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/01/27	1,726	1,705,560
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,595,185
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	7,000	7,118,740

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Navient Private Education Loan Trust, Series 2015-AA, Class A3, 144A	2.142%	(c)	11/15/30	840	$832,026
Navient Private Education Loan Trust, Series 2016-AA, Class A2B, 144A	2.592%	(c)	12/15/45	2,010	2,020,274
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%		12/16/58	900	762,631
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 144A	2.192%	(c)	07/15/19	290	287,434
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	6,195	6,258,800
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,733,054
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,491,756
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A(g)	4.320%		07/18/25	1,370	1,317,489
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,393,982
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,700	3,815,057
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	13,525	13,629,176
Santander Drive Auto Receivables Trust, Series 2014-S4, Class R, 144A	1.430%		04/16/19	17	17,211
Santander Drive Auto Receivables Trust, Series 2014-S5, Class R, 144A	1.430%		06/18/19	8	8,184
SLC Private Student Loan Trust, Series 2006-A, Class C	1.078%	(c)	07/15/36	1,200	1,042,208
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	0.982%	(c)	03/15/24	5,543	5,181,799
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	0.852%	(c)	06/15/23	1,524	1,461,263
SLM Private Credit Student Loan Trust, Series 2006-B, Class A4	0.832%	(c)	03/15/24	32	31,455
SLM Private Education Loan Trust, Series 2013-B, Class B, 144A	3.000%		05/16/44	1,615	1,589,688
SMB Private Education Loan Trust, Series 2015-A, Class A3, 144A	1.942%	(c)	02/17/32	1,310	1,289,452
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 144A	1.642%	(c)	07/15/27	430	425,473
SMB Private Education Loan Trust, Series 2015-B, Class A3, 144A	2.192%	(c)	05/17/32	1,960	1,964,909
SMB Private Education Loan Trust, Series 2015-B, Class B, 144A	3.500%		12/17/40	970	940,093
SMB Private Education Loan Trust, Series 2015-C, Class A3, 144A	2.392%	(c)	08/16/32	1,350	1,372,892
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	580	587,952
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 144A	1.936%	(c)	05/15/31	1,450	1,448,138
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	2,600	2,641,361
SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 144A	2.720%		10/27/36	746	751,312
Springleaf Funding Trust, Series 2014-AA, Class B, 144A	3.450%		12/15/22	100	99,913

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	$1,578,889
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A	2.210%		05/15/24	2,880	2,933,532
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	1.693%	(c)	05/17/32	349	343,484
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,653,164
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	836,118

					126,786,314

Residential Mortgage-Backed Securities — 2.6%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	711	711,213
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.446%	(c)	06/17/31	776	766,984
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	293	294,639
Bayview Financial Revolving Asset Trust 2005-E, Series 2005-E, Class A1, 144A^	1.438%	(c)	12/28/40	476	338,233
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M2	1.253%	(c)	01/25/36	170	159,833
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	1.003%	(c)	06/25/36	5,100	4,455,103
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.553%	(c)	05/25/37	1,465	1,430,805
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3	0.613%	(c)	10/25/36	923	529,798
C-BASS TRUST, Series 2006-CB9, Class A2	0.563%	(c)	11/25/36	342	204,818
C-BASS TRUST, Series 2006-CB9, Class A4	0.683%	(c)	11/25/36	56	34,386
C-BASS TRUST, Series 2007-CB1, Class AF2	3.933%		01/25/37	1,644	790,403
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	6,006	6,113,838
Colony American Homes, Series 2015-1A, Class A, 144A	1.646%	(c)	07/17/32	768	761,841
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	1.186%	(c)	05/25/40	1,035	936,915
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.693%	(c)	06/25/32	842	832,754
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.813%	(c)	11/25/35	4,400	3,201,435
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3	0.613%	(c)	04/25/36	390	338,002
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	2,852	2,874,691
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.623%	(c)	02/25/37	21,041	11,010,763
GSAA Trust, Series 2007-2, Class AF3	5.917%	(c)	03/25/37	154	65,231
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2	2.478%	(c)	07/25/34	211	196,854
JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	296	161,114
JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	222	120,943
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	0.753%	(c)	06/25/37	12,075	7,435,992

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Lehman XS Trust, Series 2007-2N, Class 3A3	0.623%	(c)	02/25/37	10,459	$5,907,349
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3	0.643%	(c)	03/25/46	5,478	2,336,473
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2	0.573%	(c)	08/25/36	554	264,504
Mastr Specialized Loan Trust, Series 2006-3, Class A, 144A	0.713%	(c)	06/25/46	196	163,536
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2C	1.703%	(c)	07/25/37	8,600	5,694,303
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2	0.563%	(c)	11/25/36	332	146,156
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(c)	01/15/19	261	201,727
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 144A	4.375%		11/27/30	1,099	1,101,539
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL3, Class A1, 144A	4.375%		05/27/31	1,561	1,565,860
Progress Residential Trust, Series 2015-SFR1, Class A, 144A	1.846%	(c)	02/17/32	5,967	5,956,546
Progress Residential Trust, Series 2015-SFR1, Class E, 144A	4.446%	(c)	02/17/32	347	344,073
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	637	646,060
RCO Mortgage LLC, Series 2015-NQM1, Class A, 144A	3.953%	(c)	11/25/45	543	541,720
Silver Bay Realty Trust, Series 2014-1, Class A, 144A	1.446%	(c)	09/17/31	293	287,882
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	0.683%	(c)	01/25/37	28,101	16,369,575
VOLT XLV LLC, Series 2016-NPL5, Class A1, 144A	4.000%		05/25/46	1,110	1,107,742
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 144A^	3.844%		06/25/46	4,820	4,820,000
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 144A^	3.750%		06/25/46	5,440	5,440,000
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2006-HE4, Class 2A2	0.633%	(c)	09/25/36	1,538	718,114
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	4.500%		09/25/20	469	468,792

					97,848,539

TOTAL ASSET-BACKED SECURITIES (cost $332,331,923)					328,762,452

BANK LOANS(c) — 0.2%
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B-2	3.750%		06/30/19	4,290	3,880,305
Level 3 Financing, Inc., Tranche Term Loan B	4.000%		01/15/20	2,890	2,875,550

					6,755,855

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hotels, Restaurants & Leisure
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%		10/11/20	2,019	$1,928,087

TOTAL BANK LOANS (cost $9,089,283)					8,683,942

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(c)	04/14/33	500	461,532
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(c)	01/15/49	170	168,103
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49	489	496,032
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4	6.227%	(c)	02/10/51	86	91,036
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	1.079%	(c)	09/15/48	1,984	124,141
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	4.727%		07/10/43	744	741,733
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 144A	0.903%	(c)	09/25/37	1,649	1,339,809
BBCMS Trust, Series 2015-SLP, Class D, 144A	3.635%	(c)	02/15/28	440	428,008
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	734,380
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	0.957%	(c)	08/10/35	4,630	376,739
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	301	306,144
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, 144A	1.137%	(c)	06/11/50	190	185,728
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM	6.084%	(c)	06/11/50	680	710,826
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	54	56,102
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	1,024	1,041,461
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	3.927%	(c)	03/10/33	200	185,552
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 144A	1.673%	(c)	05/15/29	735	732,518
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.488%	(c)	04/10/29	140	141,014
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 144A	5.488%	(c)	04/10/29	70	67,813
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,770	1,783,135
CD Mortgage Trust, Series 2007-CD5, Class AMA	6.326%	(c)	11/15/44	953	1,005,127
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.842%	(c)	12/15/27	728	727,361
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3	3.865%		01/10/48	260	287,169
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.706%	(c)	01/10/48	1,390	160,589
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4	3.283%		05/10/58	200	210,332
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.777%	(c)	05/10/58	2,608	325,611

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.731%	(c)	05/10/58	1,440	$83,241
CFCRE-RUM Mortgage Trust, Series 2015-RUM, Class A, 144A	2.142%	(c)	07/15/30	360	358,202
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.786%	(c)	04/10/28	200	193,030
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class AFL, 144A	2.092%	(c)	02/15/33	1,980	1,999,955
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class CFL, 144A	3.935%	(c)	02/15/33	1,010	1,012,556
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 144A	5.192%	(c)	02/15/33	1,245	1,264,591
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.518%	(c)	05/10/35	180	185,076
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.518%	(c)	05/10/35	2,597	2,421,049
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.456%	(c)	04/10/46	1,660	1,514,489
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, IO	1.290%	(c)	03/10/47	3,260	212,708
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA, IO	1.288%	(c)	05/10/47	2,413	176,615
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, IO, 144A	1.234%	(c)	10/10/47	1,000	78,630
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	1.592%	(c)	09/15/27	1,330	1,316,918
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	4.954%	(c)	05/10/49	320	317,374
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	4.923%		04/10/49	160	160,189
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class C	4.998%	(c)	04/15/49	140	146,250
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO	1.879%	(c)	04/15/49	2,029	241,660
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, IO	0.996%	(c)	02/10/47	12,678	462,433
Commercial Mortgage Trust, Series 2007-C9, Class A4	5.813%	(c)	12/10/49	8,056	8,305,958
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	7,696	7,766,635
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	965	1,001,954
Commercial Mortgage Trust, Series 2012-9W57, Class A, 144A	2.365%		02/10/29	400	402,093
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	1,310	1,415,035
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.565%	(c)	12/10/47	250	254,708
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.897%	(c)	07/13/31	2,000	1,942,870
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	870	967,092
Commercial Mortgage Trust, Series 2014-PAT, Class E, 144A	3.597%	(c)	08/13/27	140	136,492
Commercial Mortgage Trust, Series 2014-TWC, Class A, 144A	1.328%	(c)	02/13/32	475	471,979
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.060%	(c)	02/10/35	50,000	384,725

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2015-CR22, Class C	4.127%	(c)	03/10/48	230	$229,073
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.158%	(c)	03/10/48	8,763	522,409
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	1.006%	(c)	05/10/48	8,355	493,454
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	0.969%	(c)	08/10/48	3,231	209,677
Commercial Mortgage Trust, Series 2015-LC19, Class C	4.263%	(c)	02/10/48	490	482,268
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,500	1,820,037
Commercial Mortgage Trust, Series 2015-LC19, Class XA, IO	1.226%	(c)	02/10/48	11,588	897,317
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.312%	(c)	07/10/48	1,000	910,496
Commercial Mortgage Trust, Series 2015-LC21, Class XA, IO	1.019%	(c)	07/10/48	1,259	63,201
Commercial Mortgage Trust, Series 2016-DC2, Class B	4.643%	(c)	02/10/49	190	207,273
Commercial Mortgage Trust, Series 2016-DC2, Class C	4.643%	(c)	02/10/49	385	371,508
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.135%	(c)	02/10/49	5,411	397,768
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.850%	(c)	02/10/34	495	451,692
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	944,620
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.849%	(c)	02/10/34	320	319,780
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.849%	(c)	02/10/34	1,300	1,236,678
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.772%	(c)	02/10/34	3,930	153,517
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	0.935%	(c)	02/10/37	2,680	184,984
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 144A	6.275%	(c)	11/12/43	305	312,333
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,280	3,299,215
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	813	821,069
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AMFL	0.711%	(c)	01/15/49	1,070	1,045,213
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	3,233	3,343,768
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.268%	(c)	02/15/41	740	769,947
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class E, 144A	3.592%	(c)	09/15/38	220	207,231
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 144A	1.801%	(c)	04/15/29	760	751,766
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 144A	3.944%	(c)	04/15/50	630	501,897
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.214%	(c)	11/15/48	24,402	1,672,758
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C	4.912%	(c)	01/15/49	340	348,056

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.977%	(c)	01/15/49	2,012	$251,115
CSMC, Series 2010-RR2, Class 2A, 144A	6.137%	(c)	09/15/39	3,123	3,186,232
CSMC Trust, Series 2015-GLPA, Class XA, IO, 144A^	0.395%	(c)	11/15/37	4,740	107,598
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	693	748,843
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555%	(c)	09/10/35	170	184,737
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.572%	(c)	07/25/22	12,873	350,262
FHLMC Multifamily Structured Pass-Through Certificates, Series -K028, Class X1, IO	0.479%	(c)	02/25/23	29,376	537,838
FHLMC Multifamily Structured Pass-Through Certificates, Series -K031, Class X1, IO	0.370%	(c)	04/25/23	15,145	214,628
FHLMC Multifamily Structured Pass-Through Certificates, Series -K033, Class X1, IO	0.429%	(c)	07/25/23	10,950	211,281
FHLMC Multifamily Structured Pass-Through Certificates, Series -K035, Class X1, IO	0.571%	(c)	08/25/23	13,499	333,933
FHLMC Multifamily Structured Pass-Through Certificates, Series -K036, Class X1, IO	0.920%	(c)	10/25/23	7,136	330,523
FHLMC Multifamily Structured Pass-Through Certificates, Series -K038, Class X1, IO	1.346%	(c)	03/25/24	4,413	320,102
FHLMC Multifamily Structured Pass-Through Certificates, Series -K040, Class X1, IO	0.875%	(c)	09/25/24	10,353	514,491
FHLMC Multifamily Structured Pass-Through Certificates, Series -K046, Class X1, IO	0.501%	(c)	03/25/25	11,926	342,159
FHLMC Multifamily Structured Pass-Through Certificates, Series -K052, Class A2	3.151%		11/25/25	424	460,145
FHLMC Multifamily Structured Pass-Through Certificates, Series -K052, Class X1, IO	0.812%	(c)	11/25/25	4,622	229,076
FHLMC Multifamily Structured Pass-Through Certificates, Series -K053, Class X1, IO	1.031%	(c)	12/25/25	1,988	135,297
FHLMC Multifamily Structured Pass-Through Certificates, Series -K054, Class X1, IO	1.319%	(c)	01/25/26	3,388	307,227
FHLMC Multifamily Structured Pass-Through Certificates, Series -K055, Class A2	2.673%		03/25/26	620	649,251
FHLMC Multifamily Structured Pass-Through Certificates, Series -K055, Class X1, IO	1.369%	(c)	03/25/26	7,663	803,071
FHLMC Multifamily Structured Pass-Through Certificates, Series -K152, Class X1, IO	0.952%	(c)	01/25/31	3,105	283,432
FHLMC Multifamily Structured Pass-Through Certificates, Series -K721, Class X1, IO	0.458%	(c)	08/25/22	3,334	60,888
FREMF Mortgage Trust, Series 2015-K47, Class B	3.724%	(c)	06/25/48	401	383,254
FREMF Mortgage Trust, Series 2015-K48, Class B	3.760%	(c)	08/25/48	230	218,558
FREMF Mortgage Trust, Series 2015-K49, Class B	3.848%	(c)	10/25/48	905	864,771
FREMF Mortgage Trust, Series 2015-K50, Class B	3.908%	(c)	10/25/48	1,145	1,090,430
FREMF Mortgage Trust, Series 2016-K54, Class B	4.189%	(c)	02/25/26	520	498,501
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(c)	12/15/34	540	518,082
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(c)	12/15/34	950	892,771
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	1.742%	(c)	12/15/34	3,111	3,113,216

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(c)	12/15/34	2,415	$2,223,459
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.870%		07/16/55	9,200	584,480
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.870%		07/16/55	42,253	2,481,990
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.934%	(c)	01/16/57	27,450	1,983,190
Government National Mortgage Assoc., Series 2016-87, Class IO, IO^	1.010%		08/16/58	2,340	194,557
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	4,179	84,855
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	3,113	70,984
GS Mortgage Securities Trust, Series 2014-GC22, Class XA, IO	1.058%	(c)	06/10/47	19,697	1,162,992
GS Mortgage Securities Trust, Series 2015-GC32, Class A4	3.764%		07/10/48	130	143,147
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.794%	(c)	08/10/45	10,397	10,652,862
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.386%	(c)	08/10/44	2,025	2,200,552
Hilton USA Trust, Series 2013-HLT, Class AFX, 144A	2.662%		11/05/30	2,379	2,389,158
Hilton USA Trust, Series 2013-HLT, Class EFX, 144A	5.222%	(c)	11/05/30	100	100,628
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C	4.816%	(c)	08/15/47	300	304,531
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA, IO	1.259%	(c)	08/15/47	1,539	100,520
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.801%		09/15/47	985	1,080,594
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B	4.712%	(c)	09/15/47	230	249,803
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 144A	4.712%	(c)	09/15/47	210	164,067
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	1.117%	(c)	09/15/47	2,304	129,823
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.521%	(c)	02/15/48	40,595	3,046,965
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, IO	1.342%	(c)	10/15/48	2,335	155,097
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XA, IO	1.202%	(c)	12/15/48	4,071	289,126
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4	3.144%		06/15/49	570	599,333
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM	5.593%		05/12/45	951	950,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	6,391	6,447,271
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	4,271	4,335,935
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.927%	(c)	06/15/49	3,500	3,562,941
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM	5.464%	(c)	01/15/49	2,527	2,486,059
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	1.976%	(c)	02/12/51	574	554,634

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class XA, IO	1.300%	(c)	07/15/47	1,276	$66,969
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 144A	1.692%	(c)	01/15/32	1,270	1,261,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 144A	3.742%	(c)	01/15/32	900	892,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 144A	2.142%	(c)	07/15/36	2,333	2,331,539
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.621%	(c)	09/05/32	1,040	1,001,236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ATRM, Class D, 144A	5.355%		10/05/28	380	382,035
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3	5.430%		02/15/40	7,517	7,623,579
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	9,181	9,605,344
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 144A	2.242%	(c)	09/15/28	449	456,326
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 144A	4.442%	(c)	09/15/28	128	126,697
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	2,000	1,977,324
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A	5.826%	(c)	06/12/50	31	32,256
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	490	494,542
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,337,211
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.739%	(c)	06/12/50	807	830,699
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, IO	1.302%	(c)	12/15/47	13,865	844,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.339%	(c)	12/15/47	1,070	79,305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	230,237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, IO	1.151%	(c)	10/15/48	4,878	376,165
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	227,135
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	885	611,849
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.498%	(c)	10/15/48	1,180	117,435
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, IO	1.824%	(c)	05/15/49	1,799	205,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	1.118%	(c)	05/15/49	2,230	179,295
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM	5.406%		03/15/44	1,800	1,834,534
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4	5.692%	(c)	04/15/49	1,948	1,984,580

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	1,193	$1,239,079
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.275%	(c)	01/11/43	1,819	1,921,960
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.446%	(c)	07/13/29	130	123,854
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.446%	(c)	07/13/29	1,100	1,030,429
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.164%	(c)	05/15/48	140	135,003
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 144A	3.192%	(c)	08/15/26	200	199,652
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.795%	(c)	08/12/45	82	83,581
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 144A^	2.000%		07/27/49	776	770,124
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,373,023
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,759,884
New York Mortgage Securitization Trust, Series 2013-1, Class A, 144A^	5.700%	(c)	08/27/24	285	286,959
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A^	0.500%		12/25/44	1,060	1,064,113
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 144A	2.883%	(c)	06/25/45	1,531	1,538,981
Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 144A	2.903%	(c)	04/25/46	1,569	1,567,613
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	2,190	2,185,499
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B	5.672%	(c)	10/15/48	390	383,965
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.342%		12/15/43	6,150	6,247,900
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	2,000	2,055,756
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,107,057
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	771	793,914
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	1.138%	(c)	02/15/48	1,189	74,455
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, IO	1.172%	(c)	09/15/58	913	61,537
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA, IO	1.337%	(c)	05/15/48	2,359	169,148
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.495%	(c)	05/15/48	1,040	39,069
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C	4.756%	(c)	12/15/48	100	101,888
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.984%	(c)	03/15/59	4,092	487,912
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.416%	(c)	06/15/44	1,350	1,400,400
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.295%	(c)	11/15/45	2,855	243,279
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.354%	(c)	05/15/47	1,264	77,043

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $212,068,978)					209,556,979

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS — 32.7%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Advertising
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/23	572	$595,489
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	915	973,911
Omnicom Group, Inc., Gtd. Notes	3.650%	11/01/24	503	530,290

				2,099,690

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%	12/15/20	456	465,949
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.850%	12/15/25	232	245,907
Bae Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	74,187
Boeing Co. (The), Sr. Unsec’d. Notes	2.200%	10/30/22	114	117,037
Boeing Co. (The), Sr. Unsec’d. Notes	2.600%	10/30/25	162	168,690
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	6,310	6,227,339
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	454,089
Harris Corp., Sr. Unsec’d. Notes	4.854%	04/27/35	611	670,742
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	495	561,447
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%	01/15/23	153	161,260
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	558,334
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	641	649,815
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	242	257,629
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36	164	183,059
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%	05/15/46	337	397,246
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	687	715,192
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	2,618	2,641,520
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	733	805,108

				15,354,550

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	2.625%	01/14/20	997	1,036,427
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	577	604,366
Altria Group, Inc., Gtd. Notes	4.250%	08/09/42	445	485,859
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	927	1,188,508
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125%	08/21/17	2,194	2,198,425
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.750%	02/25/26	3,631	3,744,512
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	854	916,005
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	265	315,472
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	746	757,967
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	328	346,723
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	4,995	6,524,424

				18,118,688

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	1,527	1,536,681
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	960,730
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	898	926,879

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Airlines (continued)
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%		09/15/28		580	$550,975

						3,975,265

Apparel — 0.1%
BiSoho SAS (France), Sr. Sec’d. Notes, RegS	5.875%		05/01/23	EUR	100	113,747
Hanesbrands, Inc., Gtd. Notes, 144A	4.625%		05/15/24		1,845	1,849,613
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%		05/15/26		1,410	1,415,076
NIKE, Inc., Sr. Unsec’d. Notes	3.875%		11/01/45		710	787,077
Wolverine World Wide, Inc., Gtd. Notes	6.125%		10/15/20		1,245	1,290,131

						5,455,644

Auto Manufacturers — 1.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%		05/18/20		2,036	2,095,132
Fiat Chrysler Finance Europe (United Kingdom), Gtd. Notes, MTN	4.750%		07/15/22	EUR	100	118,910
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17		4,597	4,606,778
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.021%		05/03/19		5,418	5,464,102
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19		19,130	19,398,317
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		1,355	1,386,273
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%		03/18/21		3,122	3,237,910
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		09/20/22		1,437	1,549,645
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35		8,255	8,221,683
General Motors Co., Sr. Unsec’d. Notes	5.200%		04/01/45		6,075	6,018,667
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17		1,216	1,227,241
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19		412	420,882
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21		4,852	4,859,720
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22		1,006	1,005,290
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20		1,616	1,660,293
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25		979	990,562
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17		1,497	1,544,657
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000%		10/30/20		5,345	5,528,660
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		05/17/21		1,770	1,855,399

						71,190,121

Auto Parts & Equipment — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	3.375%		03/15/25		857	876,299
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20		1,240	1,275,466
Delphi Automotive PLC (United Kingdom), Gtd. Notes(a)	4.250%		01/15/26		950	1,038,194
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%		05/31/26		1,630	1,660,563
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%		11/15/23		2,030	2,095,975
LKQ Italia Bondco SpA (Italy), Gtd. Notes, RegS	3.875%		04/01/24	EUR	100	113,750
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, RegS, PIK	5.750%		11/15/21	EUR	60	71,246

						7,131,493

Banks — 4.8%
Banco Bilbao Vizcaya Argentaria SA (Spain), Jr. Sub. Notes, RegS	7.000%	(c)	12/29/49	EUR	200	190,722

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN	4.000%		01/21/19	EUR	100	$27,744
Banco Popular Espanol SA (Spain), Jr. Sub. Notes, EMTN	11.500%	(c)	10/29/49	EUR	100	109,311
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.625%		02/13/17		6,610	6,703,862
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		3,785	3,947,339
Banco Santander SA (Spain), Jr. Sub. Notes	6.250%	(c)	03/12/49	EUR	100	93,774
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		2,003	2,039,168
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	3.300%		10/03/18		3,735	3,850,068
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,401,846
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		5,855	5,877,483
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		1,969	2,026,390
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		1,546	1,640,014
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		7,515	8,414,388
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		1,425	1,555,739
Bank of Ireland (Ireland), Jr. Sub. Notes	7.375%	(c)	12/29/49	EUR	200	205,251
Bank of Ireland (Ireland), Sub. Notes, EMTN	4.250%	(c)	06/11/24	EUR	100	107,681
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21		8,085	8,212,104
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19		1,854	1,895,405
Bankia SA (Spain), Sub. Notes, MTN	4.000%	(c)	05/22/24	EUR	100	104,630
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23		1,120	1,181,449
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		1,323	1,359,869
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18		5,680	5,807,800
BNP Paribas SA (France), Jr. Sub. Notes, 144A	7.375%	(c)	12/29/49		200	195,800
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.300%		10/15/18		584	598,610
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21		40	44,525
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19		250	253,308
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21		3,349	3,441,479
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18		1,778	1,785,290
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18		2,159	2,201,791
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19		2,077	2,115,694
Citigroup, Inc., Sub. Notes	3.500%		05/15/23		2,163	2,207,378
Citigroup, Inc., Sub. Notes	3.875%		03/26/25		1,875	1,893,956
Citigroup, Inc., Sub. Notes	4.050%		07/30/22		8,895	9,371,710
Citizens Bank NA, Sr. Unsec’d. Notes	2.300%		12/03/18		703	712,199
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25		1,582	1,652,443
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes	6.625%	(c)	12/29/49	EUR	200	222,724
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21		842	862,459
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20		1,874	1,850,204
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45		625	622,384
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%		06/14/21		1,798	1,826,045
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19		575	580,899

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20		1,331	$1,353,153
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19		2,719	2,782,809
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		04/25/21		1,241	1,258,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20		637	650,215
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		791	812,759
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25		2,223	2,321,637
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45		731	805,770
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		5,915	6,867,078
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44		461	510,321
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		2,645	3,262,697
HSH Nordbank AG (Germany), Sub. Notes, EMTN	0.542%	(c)	02/14/17	EUR	50	52,161
Intesa Sanpaolo SpA (Italy), Sub. Notes, EMTN	2.855%		04/23/25	EUR	100	106,657
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19		1,012	1,028,657
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20		2,075	2,120,007
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20		128	131,895
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		1,999	2,054,628
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25		1,087	1,172,394
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		3,275	3,602,942
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,425	3,811,494
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17		2,733	2,738,553
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		2,784	2,882,378
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		990	1,047,453
Lloyds Banking Group PLC (United Kingdom)	3.100%		07/06/21		990	999,019
Lloyds Banking Group PLC (United Kingdom), Sub. Notes, 144A	5.300%		12/01/45		239	249,932
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20		2,648	2,713,159
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45		1,399	1,472,512
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		8,145	9,286,481
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24		7,796	8,157,532
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		1,590	1,684,088
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26		1,457	1,546,734
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25		1,406	1,505,529
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	4.750%		09/15/25		822	811,330
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45		1,935	1,903,359
State Street Capital Trust IV, Ltd. Gtd. Notes	1.652%	(c)	06/15/37		344	287,354
State Street Corp., Sr. Unsec’d. Notes	2.650%		05/19/26		2,470	2,520,353
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		861	892,468
UniCredit SpA (Italy), Sub. Notes, MTN	6.950%		10/31/22	EUR	100	124,630
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,869	1,944,949
US Bancorp, Sub. Notes, MTN	3.100%		04/27/26		1,174	1,221,131
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		04/22/26		4,569	4,657,415
Wells Fargo & Co., Sr. Unsec’d. Notes	3.900%		05/01/45		1,357	1,424,336
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%		07/22/20		939	965,026

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.550%	12/07/20		874	$899,468
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.550%	09/29/25		1,310	1,396,119
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45		499	546,058

					182,774,108

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21		1,463	1,517,153
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23		1,520	1,601,578
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26		2,058	2,204,624
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36		705	792,228
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46		935	1,095,672
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42		418	418,243
Molson Coors Brewing Co., Gtd. Notes	3.000%	07/15/26		1,614	1,612,409
Molson Coors Brewing Co., Gtd. Notes	4.200%	07/15/46		575	577,459
Molson Coors Brewing Co., Gtd. Notes	5.000%	05/01/42		296	331,741
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46		1,210	1,412,046

					11,563,153

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20		1,388	1,409,919
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45		365	379,184
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51		1,491	1,557,816
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20		2,221	2,314,630
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22		1,153	1,223,920
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25		734	790,115
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45		317	356,480
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22		1,336	1,379,885
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20		316	324,157
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26		238	258,986
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45		735	801,161
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35		270	300,212
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46		649	737,980
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		1,557	1,751,670

					13,586,115

Building Materials — 0.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	6.000%	10/15/25		345	360,525
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22		272	299,200
CRH America, Inc. (Ireland), Gtd. Notes, 144A	3.875%	05/18/25		1,030	1,086,822
HeidelbergCement AG (Germany), Gtd. Notes, EMTN	2.250%	03/30/23	EUR	50	56,601
Owens Corning, Gtd. Notes	4.200%	12/01/24		1,950	2,040,439
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41		7,505	6,885,838

					10,729,425

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35		664	641,225

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41		5,725	$5,425,010
CF Industries, Inc., Gtd. Notes	3.450%	06/01/23		655	654,416
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		912	860,066
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42		355	362,502
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		637	674,563
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42		675	699,648
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		857	872,402
Ineos Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	4.000%	05/01/23	EUR	100	106,432
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250%	03/01/22		5,730	5,863,675
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44		4,760	4,379,200
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24		3,945	4,181,700
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23		3,610	3,637,075
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42		271	270,449
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	4.450%	12/03/25		1,080	1,156,102

					29,784,465

Coal
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22		620	540,950

Commercial Services — 0.3%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42		280	282,460
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22		7,460	7,068,350
Cognita Financing PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.750%	08/15/21	GBP	100	134,992
Europcar Groupe SA (France), Sec’d. Notes	5.750%	06/15/22	EUR	100	115,477
Loxam SAS (France), Sr. Sec’d. Notes, RegS	3.500%	05/03/23	EUR	100	111,808
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22		923	1,026,155
TMF Group Holding BV (Netherlands), Gtd. Notes, RegS .	9.875%	12/01/19	EUR	100	118,411
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26		2,018	2,188,287
Wesleyan University, Unsec’d. Notes	4.781%	07/01/16		642	688,643

					11,734,583

Computers — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	2.100%	05/06/19		2,480	2,552,198
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26		4,048	4,297,260
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45		587	551,576
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46		5,177	5,847,820
Bank of America Corp., Sr. Unsec’d. Notes	2.250%	04/21/20		2,897	2,913,197
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24		1,270	1,326,415
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36		1,960	2,112,974
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46		1,395	1,499,777
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18		1,975	2,022,519
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	3.600%	10/15/20		8,603	8,979,647
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	6.200%	10/15/35		3,575	3,615,583
HP, Inc., Sr. Unsec’d. Notes	3.750%	12/01/20		189	199,642

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Computers (continued)
IHS, Inc., Gtd. Notes	5.000%		11/01/22		1,221	$1,260,683
International Business Machines Corp., Sr. Unsec’d. Notes	3.450%		02/19/26		6,235	6,781,186

						43,960,477

Distribution/Wholesale
Rexel SA (France), Sr. Unsec’d. Notes	3.500%		06/15/23	EUR	100	111,836

Diversified Financial Services — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19		7,896	7,955,220
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23		785	797,717
Aircastle Ltd., Sr. Unsec’d. Notes	5.500%		02/15/22		950	988,000
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		6,700	6,731,316
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20		10,540	11,752,100
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		1,851	1,855,628
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19		1,833	1,871,159
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	4.650%		07/02/18		2,690	2,841,369
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19		250	253,104
GE Capital International Funding Co. Unlimited Co, Gtd. Notes, 144A	3.373%		11/15/25		3,250	3,526,998
Intercontinental Exchange, Inc., Gtd. Notes	2.750%		12/01/20		550	577,862
Intercontinental Exchange, Inc., Gtd. Notes	3.750%		12/01/25		454	492,165
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18		1,090	1,109,969
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19		4,560	4,862,100
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		408	405,117
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24		1,417	1,535,471
Mercury Bondco PLC (Italy), Sr. Sec’d. Notes, RegS, PIK	8.250%		05/30/21	EUR	100	109,677
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43		3,730	3,655,400
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		6,810	6,822,939
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25		1,435	1,384,775
Springleaf Finance Corp., Gtd. Notes	5.250%		12/15/19		5,696	5,304,400
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20		1,850	1,732,063
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17		5,000	5,162,500
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		1,068	1,079,687
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		506	507,385
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25		1,223	1,268,127
Visa, Inc., Sr. Unsec’d. Notes	2.800%		12/14/22		2,109	2,224,970
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25		1,668	1,783,277
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35		217	245,420

						78,835,915

Electric — 1.5%
AES Corp., Sr. Unsec’d. Notes	3.673%	(c)	06/01/19		1,671	1,666,824
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		07/14/25		273	280,594
Alabama Power Co., Sr. Unsec’d. Notes	2.800%		04/01/25		233	241,364
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.400%		02/01/20		542	556,723
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.500%		02/01/25		548	591,027
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44		588	693,702

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%		03/01/24		1,277	$1,388,805
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44		524	630,561
Consumers Energy Co., First Mortgage	3.950%		05/15/43		561	607,588
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.500%		12/01/19		1,310	1,338,401
DTE Electric Co., General Ref. Mortgage	3.950%		06/15/42		647	702,130
DTE Energy Co., Sr. Unsec’d. Notes	2.400%		12/01/19		404	412,509
DTE Energy Co., Sr. Unsec’d. Notes	3.500%		06/01/24		1,704	1,808,597
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41		1,155	1,294,218
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		547	577,544
Duke Energy Corp., Sr. Unsec’d. Notes	3.050%		08/15/22		71	73,775
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%		04/15/24		893	958,893
Duke Energy Corp., Sr. Unsec’d. Notes	4.800%		12/15/45		725	839,400
Duke Energy Florida LLC, First Mortgage	3.850%		11/15/42		302	319,131
EDP Finance BV (Portugal), Sr. Unsec’d. Notes, 144A	5.250%		01/14/21		4,195	4,446,700
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.150%		06/15/19		1,209	1,223,064
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.700%		06/15/21		1,821	1,855,668
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%		06/15/26		1,436	1,469,371
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	4.250%		04/15/24		1,395	1,474,435
Enel SpA (Italy), Jr. Sub. Notes	6.500%	(c)	01/10/74	EUR	100	119,851
Entergy Arkansas, Inc., First Mortgage	3.700%		06/01/24		1,987	2,178,084
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21		329	333,628
Exelon Corp., Sr. Unsec’d. Notes	2.850%		06/15/20		1,605	1,655,667
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18		2,665	2,698,187
Florida Power & Light Co., First Mortgage	3.800%		12/15/42		524	564,006
Gas Natural Fenosa Finance BV (Spain), Gtd. Notes	3.375%	(c)	12/29/49	EUR	100	98,901
NiSource Finance Corp., Gtd. Notes	3.850%		02/15/23		1,044	1,126,707
Northern States Power Co., First Mortgage	3.600%		05/15/46		1,953	2,053,494
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%		03/15/45		402	450,751
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%		02/15/44		717	847,038
PacifiCorp, First Mortgage	3.350%		07/01/25		1,482	1,602,300
PacifiCorp, First Mortgage	3.600%		04/01/24		2,167	2,380,241
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19		942	960,475
Progress Energy, Inc., Sr. Unsec’d. Notes	4.875%		12/01/19		213	234,515
Public Service Co. of Colorado, First Mortgage	2.500%		03/15/23		1,112	1,134,998
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.300%		05/20/45		1,141	1,305,644
Southern Co. (The), Sr. Unsec’d. Notes	3.250%		07/01/26		5,395	5,603,911
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%		06/01/25		1,916	2,048,499
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%		01/14/25		3,060	3,150,778
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%		07/26/23		360	373,872
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.450%		02/15/24		857	928,164
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45		543	604,774
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44		546	627,567

						58,533,076

Electrical Components & Equipment — 0.1%
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23		1,040	1,027,000
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%		04/15/20		2,460	2,449,336

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Electrical Components & Equipment (continued)
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25		1,415	$1,444,083

					4,920,419

Electronics — 0.1%
Flextronics International Ltd., Gtd. Notes	4.750%	06/15/25		2,405	2,429,050
Trionista Holdco GmbH (Germany), Sr. Sec’d. Notes, RegS	5.000%	04/30/20	EUR	100	113,611

					2,542,661

Engineering & Construction
AECOM, Gtd. Notes	5.875%	10/15/24		605	620,125

Entertainment — 0.1%
Gala Electric Casinos PLC (United Kingdom), Sec’d. Notes, RegS	11.500%	06/01/19	GBP	64	87,364
Gala Group Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.875%	09/01/18	GBP	25	34,275
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	02/15/22		200	203,250
PortAventura Entertainment Barcelona BV (Spain), Sr. Sec’d. Notes, RegS	7.250%	12/01/20	EUR	100	115,140
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22		1,415	1,446,838
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23		970	977,275
Vougeot Bidco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.875%	07/15/20	GBP	100	136,121

					3,000,263

Environmental Control — 0.1%
Befesa Zinc SAU Via Zinc Capital SA (LX), Sr. Sec’d. Notes, RegS	8.875%	05/15/18	EUR	100	110,314
Bilbao Luxembourg SA (Luxembourg), Sr. Sec’d. Notes, RegS, PIK	11.062%	12/01/18	EUR	100	106,936
Republic Services, Inc., Sr. Unsec’d. Notes	3.200%	03/15/25		1,233	1,287,947
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25		665	695,321
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35		724	758,665

					2,959,183

Food Service
Brakes Capital (United Kingdom), Sr. Sec’d. Notes, RegS	7.125%	12/15/18	GBP	100	137,865

Foods — 0.3%
Casino Guichard Perrachon SA (France), Sr. Unsec’d. Notes, MTN	3.248%	03/07/24	EUR	100	115,788
Kraft Foods Group, Inc., Gtd. Notes	6.875%	01/26/39		332	453,344
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26		1,123	1,132,184
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46		3,925	4,150,774
Marfrig Holdings Europe BV (Brazil), Gtd. Notes, 144A	8.000%	06/08/23		200	204,100
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18		3,070	3,273,388
Sysco Corp., Gtd. Notes	4.500%	04/01/46		401	427,758
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	100	137,099

					9,894,435

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Forest Products & Paper — 0.2%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%	04/01/44		232	$264,386
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21		4,180	4,499,314
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25		829	1,104,774
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24		816	862,883
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		597	606,943
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, RegS	2.750%	02/01/25	EUR	100	111,253

					7,449,553

Gas
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29		226	230,520
Sempra Energy, Sr. Unsec’d. Notes	2.875%	10/01/22		532	544,240

					774,760

Healthcare – Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.550%	03/15/22		2,000	2,045,620
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.450%	05/15/17		997	999,591
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.800%	12/15/17		399	402,262
Becton, Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19		1,358	1,396,746
Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.125%	11/08/21		692	726,069
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44		179	201,657
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18		994	1,016,055
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20		1,103	1,142,645
Boston Scientific Corp., Sr. Unsec’d. Notes	3.850%	05/15/25		1,435	1,517,878
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20		924	958,292
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22		636	674,185
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24		1,271	1,398,894
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44		1,149	1,341,962
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45		997	1,172,363
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.800%	09/15/20		883	910,270
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25		251	267,359
Stryker Corp., Sr. Unsec’d. Notes	3.375%	11/01/25		459	481,680
Stryker Corp., Sr. Unsec’d. Notes	3.500%	03/15/26		677	718,216
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46		583	655,021
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%	02/15/22		951	986,656
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650%	12/15/25		280	293,977
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25		534	550,395
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.250%	08/15/35		867	869,135

					20,726,928

Healthcare – Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.400%	06/15/21		2,220	2,265,026
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26		2,508	2,580,291
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42		228	230,712
Aetna, Inc., Sr. Unsec’d. Notes	4.375%	06/15/46		3,090	3,208,959
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42		753	797,136
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18		3,248	3,294,722
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	08/15/44		596	634,708
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	06/08/20		12,245	12,066,566
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45		400	446,000
Centene Corp., Sr. Unsec’d. Notes, 144A	5.625%	02/15/21		3,105	3,236,963

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Healthcare – Services (continued)
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25		2,321	$2,357,421
Dignity Health, Sec’d. Notes	5.267%	11/01/64		455	542,186
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21		700	747,250
HCA, Inc., Gtd. Notes	7.500%	02/15/22		6,270	7,128,990
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		3,900	3,880,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20		845	863,075
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23		950	961,875
Molina Healthcare, Inc., Gtd. Notes, 144A	5.375%	11/15/22		1,360	1,356,600
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36		324	340,816
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45		350	442,139
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21		646	687,118
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.000%	11/10/25		525	558,490
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45		350	427,175
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%	07/01/22	EUR	100	117,079
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20		540	562,420
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21		661	696,202
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22		534	571,285
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		931	974,058
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35		176	204,406

					52,180,168

Holding Companies-Diversified
ProGroup AG (Germany), Sr. Sec’d. Notes, RegS	5.125%	05/01/22	EUR	100	116,524

Home Builders — 0.1%
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20		364	314,860
KB Home, Gtd. Notes	4.750%	05/15/19		2,995	3,002,488
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25		1,250	1,237,500

					4,554,848

Household Products/Wares — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	1.900%	05/22/19		1,894	1,943,002
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.650%	03/01/25		510	535,984
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.750%	02/15/26		568	596,261

					3,075,247

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19		2,095	2,153,011
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		1,029	1,115,488

					3,268,499

Insurance — 0.8%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23		625	664,631
American International Group, Inc., Sr. Unsec’d. Notes	3.375%	08/15/20		1,095	1,148,842
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25		831	846,959
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35		711	680,757

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Insurance (continued)
American International Group, Inc., Sr. Unsec’d. Notes	3.900%		04/01/26		6,908	$7,118,915
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55		685	633,331
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		314	303,777
Aon PLC, Gtd. Notes	4.750%		05/15/45		1,175	1,260,413
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26		2,645	2,773,399
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25		424	421,105
Loews Corp., Sr. Unsec’d. Notes	2.625%		05/15/23		725	730,974
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%		03/14/26		172	181,400
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350%		04/09/19		1,924	1,974,453
MetLife, Inc., Sr. Unsec’d. Notes	4.050%		03/01/45		1,009	993,974
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%		04/10/17		5,464	5,481,059
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%		04/10/19		3,438	3,518,209
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43		871	1,041,083
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18		1,159	1,170,935

						30,944,216

Internet — 0.4%
Alibaba Group Holding Ltd. (China), Gtd. Notes	4.500%		11/28/34		1,180	1,226,713
Amazon.com, Inc., Sr. Unsec’d. Notes	2.600%		12/05/19		1,547	1,613,615
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		03/05/18		10,505	10,765,492
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		05/02/19		1,440	1,493,748
United Group BV (Serbia), Sr. Sec’d. Notes, RegS	7.875%		11/15/20	EUR	100	116,524

						15,216,092

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	(c)	10/15/39		3,796	3,682,120
Nucor Corp., Sr. Unsec’d. Notes	5.200%		08/01/43		535	578,507
Steel Dynamics, Inc., Gtd. Notes	5.250%		04/15/23		1,290	1,315,800
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22		481	505,050

						6,081,477

Leisure Time — 0.1%
Cirsa Funding Luxembourg SA (Spain), Gtd. Notes, RegS	5.875%		05/15/23	EUR	100	111,586
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.250%		11/15/23		3,020	3,072,850

						3,184,436

Lodging
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer Inc, Gtd. Notes, 144A	5.625%		05/01/24		810	856,575

Machinery – Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20		2,901	2,908,253

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Machinery – Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.350%	06/12/24		1,721	$1,853,374
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25		985	1,022,067

					2,875,441

Media — 2.2%
21st Century Fox America, Inc., Gtd. Notes	3.700%	09/15/24		550	593,844
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25		263	284,881
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44		385	426,537
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45		113	128,666
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%	02/15/23	EUR	100	111,808
Altice SA (Luxembourg), Gtd. Notes, RegS	6.250%	02/15/25	EUR	100	101,543
CBS Corp., Gtd. Notes	2.300%	08/15/19		1,113	1,130,129
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22		3,180	3,263,475
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24		3,630	3,820,212
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	3.579%	07/23/20		1,251	1,307,850
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22		1,392	1,496,032
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25		4,130	4,515,337
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A(a)	6.384%	10/23/35		1,264	1,496,810
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		3,990	4,764,144
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		2,115	2,115,000
Comcast Corp., Gtd. Notes	2.750%	03/01/23		3,821	4,001,569
Comcast Corp., Gtd. Notes	3.150%	03/01/26		4,536	4,828,064
Comcast Corp., Gtd. Notes	3.375%	08/15/25		1,652	1,785,044
Comcast Corp., Gtd. Notes	4.250%	01/15/33		335	369,627
Comcast Corp., Gtd. Notes	4.400%	08/15/35		771	869,686
Comcast Corp., Gtd. Notes	4.600%	08/15/45		495	569,926
Discovery Communications LLC, Gtd. Notes	3.450%	03/15/25		780	763,147
Discovery Communications LLC, Gtd. Notes	4.875%	04/01/43		274	247,188
Discovery Communications LLC, Gtd. Notes	4.900%	03/11/26		3,389	3,593,946
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23		4,985	4,536,350
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24		2,070	1,925,100
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20		7,359	8,030,803
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49		1,372	1,414,875
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		1,091	1,221,411
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22		1,385	1,412,700
Numericable-SFR SA (France), Sr. Sec’d. Notes, RegS	5.625%	05/15/24	EUR	100	111,626
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.375%	05/15/22	EUR	100	112,485

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.750%	11/15/19		821	$838,126
Telenet Finance V Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	6.750%	08/15/24	EUR	100	121,796
Telenet Finance VI Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	4.875%	07/15/27	EUR	100	112,640
Time Warner Cable, Inc., Gtd. Notes	4.000%	09/01/21		244	259,365
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21		2,036	2,155,389
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42		83	77,310
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20		841	914,121
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41		699	734,218
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40		3,720	4,051,032
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37		780	908,867
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39		2,020	2,373,286
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19		1,131	1,146,207
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25		677	716,364
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44		1,036	1,088,969
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	100	111,579
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19		1,438	1,458,871
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21		863	938,871
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44		1,345	1,260,378
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23		4,380	4,380,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21		180	183,150
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	4.875%	01/15/27	GBP	100	124,472
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%	04/15/21	GBP	90	123,108
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, RegS	4.625%	01/15/25	EUR	100	105,704

					85,533,638

Mining — 0.6%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	05/14/20		1,852	1,780,235
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(a)	4.875%	05/14/25		4,539	4,312,050
Anglo American Capital PLC (United Kingdom), Gtd. Notes, EMTN	3.500%	03/28/22	EUR	100	104,308
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18		2,625	2,572,500
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22		4,520	3,977,600
Glencore Finance Europe SA (Switzerland), Gtd. Notes, MTN	3.375%	09/30/20	EUR	100	113,023
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18		2,080	2,083,047
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42		390	385,632
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42		900	888,472
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		7,965	7,503,611

					23,720,478

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22		3,565	3,048,075

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Miscellaneous Manufacturing (continued)
Eaton Corp., Gtd. Notes	2.750%	11/02/22		4,159	$4,263,690
Gates Global LLC/Gates Global Co., Gtd. Notes, RegS	5.750%	07/15/22	EUR	100	92,545
General Electric Co, Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23		728	777,657
General Electric Co, Sr. Unsec’d. Notes, GMTN	3.150%	09/07/22		429	460,397
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		1,755	2,025,233
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	2.625%	05/01/20		939	954,148
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44		156	167,265
Textron, Inc., Sr. Unsec’d. Notes	3.875%	03/01/25		1,075	1,135,807

					12,924,817

Oil & Gas — 3.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%	07/15/44		520	477,585
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46		2,060	2,487,460
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39		593	723,053
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44		840	813,154
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19		2,497	2,564,159
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22		180	127,800
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20		2,507	2,539,070
Chevron Corp., Sr. Unsec’d. Notes	2.193%	11/15/19		420	431,788
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22		2,445	2,601,835
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26		2,580	2,925,519
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24		655	571,488
Continental Resources, Inc., Gtd. Notes	4.900%	06/01/44		893	736,725
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25		565	623,243
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21		3,640	4,122,300
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%	06/26/26		3,900	3,792,750
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24		2,040	1,366,800
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44		1,430	858,000
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35		410	411,060
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19		2,224	2,266,214
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46		2,063	2,326,690
Gazprom Oao Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22		201	208,188
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.750%	09/15/44		581	495,434
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21		325	251,875
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24		3,754	2,890,580
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23		6,065	5,401,901
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26		5,600	5,446,000
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44		560	563,936
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26		1,010	1,065,239
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21		2,705	2,765,863
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	5.625%	05/20/43		7,220	6,993,971
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.450%	05/30/44		5,380	5,695,440
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21		5,230	4,790,419
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41		6,180	4,959,450
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/15		7,284	5,535,840
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		3,525	3,637,800

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Oil & Gas (continued)
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	05/16/24		1,999	$706,946
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	11/15/26		461	160,751
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		4,795	5,341,918
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	02/04/21		2,210	2,402,933
Phillips 66, Gtd. Notes	4.875%	11/15/44		509	555,605
Phillips 66, Gtd. Notes	5.875%	05/01/42		2,875	3,452,312
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26		390	424,903
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23		2,150	1,978,000
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%	10/01/22		1,950	1,818,375
Range Resources Corp., Gtd. Notes	5.000%	03/15/23		2,145	2,010,938
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24		6,170	5,013,125
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20		2,909	2,969,001
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42		655	630,339
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35		1,516	1,634,832
SM Energy Co., Sr. Unsec’d. Notes	5.000%	01/15/24		1,300	1,111,500
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25		1,420	1,221,200
SM Energy Co., Sr. Unsec’d. Notes	6.125%	11/15/22		1,275	1,171,406
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21		630	590,625
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23		1,845	1,715,850
Statoil ASA (Norway), Gtd. Notes	2.900%	11/08/20		2,399	2,498,547
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43		7,245	7,679,888
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%	03/15/25		1,816	1,818,532
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25		163	159,221
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	07/28/25		326	344,419

					130,879,795

Oil & Gas Services
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20		1,713	1,786,584

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, RegS	6.750%	05/15/24	EUR	100	112,640
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, RegS	4.250%	01/15/22	EUR	100	112,918
Novelis, Inc., Gtd. Notes	8.750%	12/15/20		2,997	3,124,373
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22		4,650	4,783,688
SGD Group SAS (France), Sr. Sec’d. Notes, RegS	5.625%	05/15/19	EUR	100	113,250
Verallia Packaging SASU (France), Sr. Sec’d. Notes	5.125%	08/01/22	EUR	100	113,611
WestRock RKT Co, Gtd. Notes	4.000%	03/01/23		2,385	2,490,274

					10,850,754

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20		1,977	2,021,133
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		725	739,225
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42		282	287,349
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		560	585,291

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Pharmaceuticals (continued)
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18		2,176	$2,205,657
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20		5,331	5,498,015
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17		1,507	1,506,611
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		307	322,027
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45		307	324,375
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	3.375%	11/16/25		1,163	1,219,225
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	11/16/45		393	428,620
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.500%	03/01/44		753	929,931
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45		570	607,090
Express Scripts Holding Co., Gtd. Notes	1.250%	06/02/17		1,044	1,043,269
Express Scripts Holding Co., Gtd. Notes	3.900%	02/15/22		731	783,395
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22		961	1,011,219
Johnson & Johnson, Sr. Unsec’d. Notes	2.450%	03/01/26		3,179	3,289,810
Mylan, Inc., Gtd. Notes, 144A	3.125%	01/15/23		736	730,849
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.000%	11/20/25		655	695,743
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45		251	286,113
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	04/24/20		1,500	1,671,089
Pfizer, Inc., Sr. Unsec’d. Notes	2.750%	06/03/26		4,228	4,359,939
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		688	773,236
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44		501	571,070
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		2,145	2,177,175
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21		452	478,996
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21		4,012	3,309,900
Valeant Pharmaceuticals International, Inc., Gtd. Notes, RegS	4.500%	05/15/23	EUR	100	83,786
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23		675	687,839

					38,627,977

Pipelines — 1.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41		8,220	8,014,089
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42		655	687,790
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26		1,843	1,917,933
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24		700	740,850
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43		1,285	1,274,149
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21		3,267	3,277,650
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24		8,880	8,956,279
Kinder Morgan Energy Partners LP, Gtd. Notes	4.700%	11/01/42		914	823,454
Kinder Morgan Energy Partners LP, Gtd. Notes	5.625%	09/01/41		230	220,163
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19		446	450,658
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23		335	358,827
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsec’d. Notes	4.650%	10/15/25		910	918,779
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22		1,305	1,339,061
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21		1,749	1,766,490
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23		377	378,414
Sabine Pass LNG LP, Sr. Sec’d. Notes	7.500%	11/30/16		2,184	2,225,496
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45		390	386,464
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.125%	11/15/19		3,995	3,955,050

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Pipelines (continued)
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22		2,020	$2,105,850
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18		641	644,074
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22		764	758,913
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.625%	03/01/34		654	687,624

					41,888,057

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23		2,350	2,432,901
Prologis LP, Gtd. Notes	3.750%	11/01/25		211	224,891

					2,657,792

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., Sr. Unsec’d. Notes	3.300%	02/15/21		771	804,309
American Tower Corp., Sr. Unsec’d. Notes	3.375%	10/15/26		1,378	1,385,168
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21		742	772,320
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23		208	215,229
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26		132	143,312
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24		201	227,331
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/25		129	135,777
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21		1,550	1,618,100
Crown Castle International Corp., Sr. Unsec’d. Notes	3.700%	06/15/26		311	320,856
ERP Operating LP, Sr. Unsec’d. Notes	3.375%	06/01/25		648	683,482
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21		9,150	8,646,750
Omega Healthcare Investors, Inc., Gtd. Notes	4.500%	04/01/27		612	609,562
Simon Property Group LP, Sr. Unsec’d. Notes	2.500%	07/15/21		401	413,139
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	10/01/24		867	929,970
Simon Property Group LP, Sr. Unsec’d. Notes	4.250%	10/01/44		705	760,737

					17,666,042

Retail — 0.6%
Asbury Automotive Group, Inc., Gtd. Notes	6.000%	12/15/24		1,395	1,405,464
CVS Health Corp., Sr. Unsec’d. Notes	4.000%	12/05/23		917	1,014,067
CVS Health Corp., Sr. Unsec’d. Notes	4.750%	12/01/22		1,795	2,050,272
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		582	726,530
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19		3,425	3,390,750
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.350%	09/15/25		201	219,050
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		306	354,588
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.400%	09/15/40		330	429,231
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25		221	241,673
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44		618	687,511
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45		166	190,221
Macy’s Retail Holdings, Inc., Gtd. Notes	4.500%	12/15/34		676	598,856
McDonald’s Corp., Sr. Unsec’d. Notes	2.750%	12/09/20		309	322,597
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		296	319,811
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%	05/26/45		291	324,795
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35		222	250,426
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45		259	302,844
Punch Taverns Finance B Ltd (United Kingdom), Sr. Sec’d. Notes	5.267%	03/30/24	GBP	63	73,351

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Retail (continued)
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19		525	$538,959
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		984	1,060,818
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23		2,270	2,330,595
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25		1,225	1,294,557
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24		573	634,920
Target Corp., Sr. Unsec’d. Notes	4.000%	07/01/42		320	345,887
THOM Europe SAS (France), Sr. Sec’d. Notes, RegS	7.375%	07/15/19	EUR	100	115,858
Unique Pub Finance Co. PLC (The) (United Kingdom), Asset Backed	6.464%	03/30/32	GBP	100	111,783
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46		67	71,457
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44		2,910	3,130,569
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	2.550%	04/11/23		828	864,216
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43		624	692,643

					24,094,299

Savings & Loans
Washington Mutual Bank, Sr. Unsec’d. Notes(i)	—%	05/01/09		1,050	220,500
Washington Mutual Bank, Sr. Unsec’d. Notes(i)	—%	11/06/09		600	126,000

					346,500

Semiconductors — 0.3%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25		178	198,421
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45		179	215,655
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19		1,455	1,504,642
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21		970	993,032
Lam Research Corp., Sr. Unsec’d. Notes	3.900%	06/15/26		1,417	1,491,789
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23		7,700	6,564,250
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45		559	586,374

					11,554,163

Software — 0.4%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%	10/15/20		132	139,540
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35		1,316	1,361,619
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45		105	118,403
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26		4,652	4,663,672
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21		3,689	3,872,059
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30		1,480	1,530,070
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46		1,677	1,690,756
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55		241	253,145

					13,629,264

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16		2,992	3,000,779
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/19		992	1,013,113
AT&T, Inc., Sr. Unsec’d. Notes	2.375%	11/27/18		820	836,840
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20		2,072	2,115,427
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22		759	777,272
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,008	2,053,998
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21		1,180	1,271,246
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42		1,322	1,279,979
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21		3,016	3,300,367

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Telecommunications (continued)
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46		595	$609,799
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41		380	425,739
AT&T, Inc., Sr. Unsec’d. Notes	6.375%		03/01/41		661	804,413
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		6,500	7,024,056
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%		06/10/25		2,790	2,923,998
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%		04/01/20		1,160	1,203,500
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36		8,875	8,886,094
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%		01/15/25		2,000	1,678,750
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%		01/15/23		4,525	4,049,875
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20		820	845,485
Level 3 Financing, Inc., Gtd. Notes	5.375%		01/15/24		1,105	1,109,144
Level 3 Financing, Inc., Gtd. Notes	5.625%		02/01/23		2,630	2,654,669
Orange SA (France), Jr. Sub. Notes, EMTN	4.000%	(c)	10/29/49	EUR	100	115,160
Orange SA (France), Sr. Unsec’d. Notes	5.500%		02/06/44		715	897,620
OTE PLC (Greece), Gtd. Notes, MTN	3.500%		07/09/20	EUR	100	108,479
Rogers Communications, Inc. (Canada), Gtd. Notes	3.625%		12/15/25		228	243,587
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44		201	228,321
Telecom Italia Finance SA (Italy), Gtd. Notes, EMTN	7.750%		01/24/33	EUR	100	147,695
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	3.250%		01/16/23	EUR	100	117,994
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21		5,949	6,787,184
Telefonica Europe BV (Spain), Gtd. Notes	4.200%	(c)	12/29/49	EUR	100	110,160
Telefonica Europe BV (Spain), Gtd. Notes	5.000%	(c)	03/31/49	EUR	100	111,789
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20		1,912	1,978,662
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21		2,108	2,258,574
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42		2,242	2,108,509
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34		1,202	1,239,439
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		3,943	4,310,042
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34		589	653,728
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		09/26/22		844	832,431
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%		07/15/20	EUR	100	109,311
Windstream Services LLC, Gtd. Notes	7.500%		04/01/23		4,510	4,025,175

						74,248,403

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%		03/15/23		960	1,009,584
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21		310	335,949
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45		371	404,029

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Transportation (continued)
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45		235	$276,348
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	2.750%	03/01/26		1,804	1,884,145
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25		498	529,247
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44		398	425,178
FedEx Corp., Gtd. Notes	3.900%	02/01/35		104	105,721
FedEx Corp., Gtd. Notes	4.100%	02/01/45		722	734,092
FedEx Corp., Gtd. Notes	4.550%	04/01/46		549	595,717
FedEx Corp., Gtd. Notes	4.750%	11/15/45		536	597,327
FedEx Corp., Gtd. Notes	4.900%	01/15/34		793	900,091
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.900%	06/15/26		2,595	2,670,063
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%	06/15/45		679	748,251
Onorato Armatori SpA (Italy), Sr. Sec’d. Notes, RegS	7.750%	02/15/23	EUR	100	106,259
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19		1,024	1,041,303
Silk Bidco AS (United Kingdom), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	100	112,224
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35		324	326,416
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55		1,286	1,310,611
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45		101	109,381
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65		550	588,073

					14,810,009

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18		1,965	1,945,350
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20		821	815,980
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%	02/01/22		1,514	1,543,967

					4,305,297

TOTAL CORPORATE BONDS (cost $1,242,589,821)					1,253,291,391

FOREIGN GOVERNMENT BONDS — 2.9%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%	04/22/19		2,218	2,312,265
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21		2,573	2,744,105
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%	04/22/26		2,865	3,097,065
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.625%	04/22/46		1,045	1,128,600
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		251	225,273
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37		839	943,875
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		3,839	4,009,836
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.500%	01/28/26		10,670	11,363,550
Deutsche Bundesrepublik Inflation Linked Bond, TIPS (Germany), Bonds	0.100%	04/15/26	EUR	7,415	9,180,721
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/24	EUR	99	79,364
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/25	EUR	99	77,695

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/26	EUR	99	$77,453
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/27	EUR	99	74,506
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/28	EUR	99	73,496
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/29	EUR	99	71,889
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/30	EUR	99	70,740
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/31	EUR	99	70,144
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/32	EUR	99	70,152
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/33	EUR	99	67,791
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/34	EUR	99	68,120
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/35	EUR	99	66,732
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/36	EUR	99	66,527
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/37	EUR	99	66,141
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	99	65,690
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/39	EUR	99	65,252
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/40	EUR	99	65,418
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/41	EUR	99	65,405
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/42	EUR	99	65,912
Hellenic Republic Government Bond (Greece), Bonds, RegS	3.000%	02/24/23	EUR	99	81,951
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	2.625%	06/14/23	EUR	679	760,228
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%	04/15/23		939	944,098
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.250%	01/17/42		4,890	5,186,534
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.375%	10/17/23		521	586,283
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	01/15/24		1,409	1,629,463
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	1,861,647
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	561,800	32,112,164
Mexican Udibonos (Mexico), Bonds	3.500%	12/14/17	MXN	1,817	553,001
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.000%	10/02/23		8,514	9,165,747
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	2,965	3,065,029
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,925,760
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	76,000	1,608,808
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	114,000	2,520,251

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		01/14/36	PHP	244,000	$5,816,678
Russian Federal Bond-OFZ (Russia), Bonds	7.000%		08/16/23	RUB	9,650	140,948
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24		4,548	5,071,520
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	7.000%		03/31/38		562	223,395
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	8.250%		10/13/24		487	203,323

TOTAL FOREIGN GOVERNMENT BONDS (cost $115,033,695)						109,790,545

MUNICIPAL BONDS — 2.3%
Arizona
Arizona Health Facilities Authority, Revenue Bonds	1.243%	(c)	01/01/37		570	530,357

California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40		645	943,596
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50		700	1,099,966
City of San Jose California Airport, Revenue Bonds	5.000%		03/01/37		395	405,507
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34		165	227,116
County of Sacramento CA Airport System Revenue, Revenue Bonds	5.250%		07/01/39		250	268,713
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42		590	901,331
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%		07/01/50		285	442,856
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34		1,150	1,522,577
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41		730	1,063,493
Orange County Sanitation District, Revenue Bonds	5.000%		02/01/34		250	312,723
Regents of the University of California Medical Center, Revenue Bonds, BABs	6.583%		05/15/49		740	1,068,678
State of California, General Obligation Unlimited, BABs	4.988%		04/01/39		405	438,534
State of California, General Obligation Unlimited	5.000%		09/01/27		1,000	1,308,780
State of California, General Obligation Unlimited	5.000%		09/01/32		200	256,656
State of California, General Obligation Unlimited	7.300%		10/01/39		205	310,222
State of California, General Obligation Unlimited	7.350%		11/01/39		410	623,479
State of California, General Obligation Unlimited, BABs	7.500%		04/01/34		4,075	6,181,123
State of California, General Obligation Unlimited, BABs	7.550%		04/01/39		305	482,601
University of California, Revenue Bonds	4.767%		05/15/2115		840	913,156

						18,771,107

Colorado
Colorado Health Facilities Authority, Revenue Bonds	5.250%		02/01/31		390	444,171

District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%		10/01/46		285	440,713

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Florida — 0.1%
County of Miami, General Obligation Unlimited	5.000%	07/01/29	200	$257,926
County of Miami, General Obligation Unlimited	5.000%	07/01/30	200	257,078
County of Miami, General Obligation Unlimited	5.000%	07/01/31	200	256,028
County of Miami, General Obligation Unlimited	5.000%	07/01/32	200	255,192
County of Miami, General Obligation Unlimited	5.000%	07/01/34	475	601,146
County of Miami, General Obligation Unlimited	5.000%	07/01/35	240	302,993
County of Miami, General Obligation Unlimited	5.000%	07/01/36	580	728,654
County of Miami, General Obligation Unlimited	5.000%	07/01/37	430	539,332
County of Miami, General Obligation Unlimited	5.000%	07/01/38	405	508,388
County of Miami, Revenue Bonds	5.000%	10/01/38	435	516,023
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	381,510

				4,604,270

Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/33	445	553,847
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	480,639
State of Georgia, General Obligation Unlimited	5.000%	07/01/23	1,025	1,291,828
State of Georgia, General Obligation Unlimited	5.000%	07/01/24	1,500	1,934,025
State of Georgia, General Obligation Unlimited	5.000%	02/01/26	480	638,333
State of Georgia, General Obligation Unlimited	5.000%	07/01/26	210	281,140
State of Georgia, General Obligation Unlimited	5.000%	02/01/29	235	307,230

				5,487,042

Hawaii — 0.1%
State of Hawaii, General Obligation Unlimited	5.000%	04/01/19	390	434,733
State of Hawaii, General Obligation Unlimited	5.000%	04/01/20	390	449,261
State of Hawaii, General Obligation Unlimited	5.000%	04/01/21	390	462,131
State of Hawaii, General Obligation Unlimited	5.000%	04/01/22	390	473,593
State of Hawaii, General Obligation Unlimited	5.000%	04/01/23	390	485,211

				2,304,929

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,972,697

Maryland — 0.1%
State of Maryland, General Obligation Unlimited	5.000%	06/01/21	405	484,692
State of Maryland, General Obligation Unlimited	5.000%	06/01/22	405	497,170
State of Maryland, General Obligation Unlimited	5.000%	06/01/23	405	509,676
State of Maryland, General Obligation Unlimited	5.000%	06/01/24	405	521,523

				2,013,061

Massachusetts — 0.2%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/22	420	511,610
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/22	350	427,945
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/23	1,050	1,305,381
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/25	420	543,110
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/26	410	538,150

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Massachusetts (continued)
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/28	410	$542,541
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/25	335	436,438
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/26	390	517,651
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/27	315	415,863
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/28	285	374,245
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/44	1,390	1,633,069
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	345	394,614

				7,640,617

Missouri
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	265,121
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/30	225	282,913
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/34	210	260,877

				808,911

Nebraska
Public Power Generation Agency, Revenue Bonds	5.000%	01/01/34	15	18,570

Nevada — 0.1%
Clark County School District, General Obligation Ltd.	5.000%	06/15/23	940	1,161,774
Clark County School District, General Obligation Ltd.	5.000%	06/15/24	1,080	1,358,284
Clark County School District, General Obligation Ltd.	5.000%	06/15/26	345	441,973
Clark County School District, General Obligation Ltd.	5.000%	06/15/27	345	438,995
Las Vegas Valley Water District, General Obligation Ltd.	5.000%	06/01/41	165	204,640
State of Nevada Highway Improvement Revenue, Revenue Bonds	5.000%	12/01/27	400	521,008
State of Nevada Highway Improvement Revenue, Revenue Bonds	5.000%	12/01/28	195	253,336

				4,380,010

New Jersey
New Jersey Educational Facilities Authority, Revenue Bonds	5.000%	07/01/23	455	574,465
New Jersey Turnpike Authority, Revenue Bonds	5.000%	01/01/45	190	227,630
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	829,630

				1,631,725

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
New York — 0.3%
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	$439,682
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	626,549
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	477,052
New York City Water & Sewer System, Revenue Bonds, BABs	5.882%	06/15/44	450	646,826
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	438,957
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	570,030
New York State Housing Finance Agency, Revenue Bonds	3.250%	11/01/41	200	203,224
New York State Thruway Authority, Revenue Bonds	5.000%	05/01/19	115	128,494
New York State Thruway Authority, Revenue Bonds	5.000%	01/01/31	335	413,812
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/24	740	939,186
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/25	505	654,217
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/26	895	1,177,194
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/27	635	826,148
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/28	650	843,356
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/41	220	253,975
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	920	1,060,650
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	820	959,941
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	863,670

				11,522,963

North Carolina — 0.1%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	563,230
North Carolina Medical Care Commission, Revenue Bonds	5.000%	06/01/40	135	165,460
State of North Carolina, General Obligation Unlimited	5.000%	06/01/24	535	688,925
State of North Carolina, General Obligation Unlimited	5.000%	06/01/25	1,000	1,314,260
State of North Carolina, General Obligation Unlimited	5.000%	06/01/25	490	643,987
State of North Carolina, General Obligation Unlimited	5.000%	06/01/26	1,000	1,337,630

				4,713,492

Ohio — 0.1%
State of Ohio, General Obligation Unlimited	5.000%	12/15/23	675	853,835
State of Ohio, General Obligation Unlimited	5.000%	09/15/24	500	641,440

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Ohio (continued)
State of Ohio, General Obligation Unlimited	5.000%	12/15/24	475	$612,038

				2,107,313

Pennsylvania
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	249,449

Puerto Rico
Commonwealth Of Puerto Rico, General Obligation Unlimited	8.000%	07/01/35	635	423,875

South Carolina — 0.1%
Horry County School District, General Obligation Unlimited	5.000%	03/01/19	220	247,995
Horry County School District, General Obligation Unlimited	5.000%	03/01/20	220	253,491
Horry County School District, General Obligation Unlimited	5.000%	03/01/21	220	260,828
Horry County School District, General Obligation Unlimited	5.000%	03/01/22	320	388,742
Horry County School District, General Obligation Unlimited	5.000%	03/01/23	355	441,865
Horry County School District, General Obligation Unlimited	5.000%	03/01/24	380	483,322
Horry County School District, General Obligation Unlimited	5.000%	03/01/25	215	279,442

				2,355,685

Texas
City Public Service Board of San Antonio TX, Revenue Bonds, BABs	5.808%	02/01/41	820	1,144,974
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	430	500,632

				1,645,606

Utah — 0.1%
Utah Transit Authority, Revenue Bonds	5.000%	06/15/27	1,500	1,933,005

Virginia
Virginia Public School Authority, Revenue Bonds	5.000%	08/01/25	260	342,017

Washington — 0.2%
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/23	320	397,651
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/24	305	386,999
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/25	285	368,357
Energy Northwest, Revenue Bonds	2.814%	07/01/24	795	836,928
Energy Northwest, Revenue Bonds	5.000%	07/01/27	400	522,668
Energy Northwest, Revenue Bonds	5.000%	07/01/28	195	253,964
Grant County Public Utility District No 2, Revenue Bonds	4.584%	01/01/40	160	174,667
State of Washington, General Obligation Unlimited	5.000%	08/01/25	420	542,695
State of Washington, General Obligation Unlimited	5.000%	08/01/26	420	550,683

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington (continued)
State of Washington, General Obligation Unlimited	5.000%		07/01/28	330	$416,770
State of Washington, General Obligation Unlimited	5.000%		08/01/28	490	634,045
State of Washington, General Obligation Unlimited	5.000%		08/01/29	490	631,443
State of Washington, General Obligation Unlimited	5.000%		08/01/30	490	628,851
State of Washington, General Obligation Unlimited	5.000%		08/01/31	490	626,274
State of Washington, General Obligation Unlimited	5.000%		08/01/32	490	623,706

					7,595,701

West Virginia — 0.1%
State of Washington, General Obligation Unlimited	5.000%		08/01/27	420	545,710
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/19	220	244,952
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/20	240	275,376
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	282,139
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	311,958
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	262,268
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	285,950

					2,208,353

Wisconsin
State of Wisconsin, General Obligation Unlimited .	5.000%		05/01/34	590	739,748
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		08/15/39	440	518,294

					1,258,042

TOTAL MUNICIPAL BONDS (cost $83,765,487)					87,403,681

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	3.110%	(c)	09/25/35	2,600	2,140,168
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	1,146	1,134,075
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	6,944	6,958,997
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	3,228	2,311,067
Alternative Loan Trust, Series 2007-OA2, Class 1A1	1.277%	(c)	03/25/47	2,667	2,045,832
Alternative Loan Trust, Series 2007-OA7, Class A1A	0.633%	(c)	05/25/47	3,528	2,800,034
American Home Mortgage Assets Trust, Series 2007-1, Class A1	1.137%	(c)	02/25/47	268	146,066
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.375%	(c)	11/25/46	183	85,417

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%	(c)	11/25/45	377	$377,947
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.207%	(c)	03/26/37	1,142	1,094,660
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	3.311%	(c)	07/25/34	894	858,816
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.878%	(c)	01/26/36	3,390	2,644,535
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	0.693%	(c)	11/25/36	1,600	1,406,139
COLT LLC, Series 2015-1, Class A1V, 144A	3.453%	(c)	12/26/45	686	680,321
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 144A^	3.000%		05/25/46	584	588,223
CSMC, Series 2014-9R, Class 9A1, 144A	0.566%	(c)	08/27/36	533	470,241
CSMC, Series 2015-10R, Class 4A1, 144A	4.750%	(c)	07/27/37	682	715,669
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	3,622	3,078,116
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.643%	(c)	08/25/47	6,577	5,437,415
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.651%	(c)	12/25/42	382	438,811
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	855	949,134
Fannie Mae REMICS, Series 2003-119, Class FK	0.953%	(c)	05/25/18	1,082	1,084,916
Fannie Mae REMICS, Series 2004-92, Class F	0.753%	(c)	08/25/34	1,977	1,981,246
Fannie Mae REMICS, Series 2005-59, Class DQ	15.867%	(c)	05/25/35	1,329	1,723,576
Fannie Mae REMICS, Series 2006-118, Class A1	0.513%	(c)	12/25/36	385	376,773
Fannie Mae REMICS, Series 2007-73, Class A1	0.513%	(c)	07/25/37	1,494	1,464,778
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,707,163
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	810,996
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,413,093
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	1,007,190
Fannie Mae REMICS, Series 2016-26, Class KL	4.500%	(c)	11/25/42	1,890	1,960,748
Fannie Mae REMICS, Series 2016-32, Class GT	4.500%	(c)	01/25/43	1,980	2,024,005
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.810%	(c)	07/25/44	802	825,694
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.610%	(c)	10/25/44	751	779,687
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.493%	(c)	12/25/36	2,298	2,282,928
Freddie Mac REMICS, Series -3708, Class PL	4.500%		08/15/40	1,454	1,720,219
Freddie Mac REMICS, Series -3785, Class LS	8.937%	(c)	01/15/41	1,920	2,329,683
Freddie Mac REMICS, Series -4068, Class ME	4.000%		06/15/42	500	562,825
Freddie Mac REMICS, Series -4480, Class NB	3.500%		06/15/45	1,000	1,110,214
Freddie Mac REMICS, Series -4493, Class SM	5.278%	(c)	07/15/45	3,290	3,320,585
Government National Mortgage Assoc., Series 2012-H08, Class FA	1.036%	(c)	01/20/62	10,222	10,205,212
Government National Mortgage Assoc., Series 2012-H10, Class FA	0.986%	(c)	12/20/61	1,199	1,195,073
Government National Mortgage Assoc., Series 2012-H20, Class BA	0.996%	(c)	09/20/62	7,392	7,368,713
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.951%	(c)	10/20/62	1,358	1,351,090
Government National Mortgage Assoc., Series 2012-H31, Class FD	0.776%	(c)	12/20/62	1,764	1,744,049
Government National Mortgage Assoc., Series 2013-H18, Class EA	0.936%	(c)	07/20/63	2,689	2,672,996

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc., Series 2013-H18, Class FA	0.936%	(c)	06/20/63	5,614	$5,585,876
Government National Mortgage Assoc., Series 2014-H11, Class VA	0.936%	(c)	06/20/64	3,294	3,268,011
Government National Mortgage Assoc., Series 2014-H17, Class FC	0.936%	(c)	07/20/64	1,143	1,134,159
Government National Mortgage Assoc., Series 2015-H05, Class FA	0.736%	(c)	04/20/61	8,038	7,969,709
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,625	6,681,972
Government National Mortgage Assoc., Series 2015-H11, Class FA	0.686%	(c)	04/20/65	1,667	1,656,871
Government National Mortgage Association, Series 2016-H01, Class HZ	4.512%	(c)	10/20/65	1,019	1,226,388
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	3.135%	(c)	10/25/33	1,163	1,143,406
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37	1,894	1,781,269
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	3,375	2,696,096
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 144A	2.436%	(c)	03/01/21	3,421	3,348,337
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A^	2.457%	(c)	11/01/20	547	534,522
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A^	3.957%	(c)	11/01/20	180	171,900
Merrill Lynch Mortgage Investors Trust MLMI, Series 2003-A3, Class 1A	2.626%	(c)	05/25/33	1,423	1,369,915
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.663%	(c)	02/25/36	1,935	1,751,578
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(c)	09/25/57	3,851	3,890,523
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 144A	0.774%	(c)	04/16/36	2,918	2,353,079
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 144A	3.750%	(c)	08/25/55	354	359,448
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	0.966%	(c)	11/26/35	420	371,547
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	11,459	7,381,807
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	3.154%	(c)	09/25/35	3,369	2,554,717
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.762%	(c)	01/25/35	2,716	2,563,336
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.352%	(c)	10/25/46	4,596	4,340,264
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(c)	08/25/55	3,262	3,306,401
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.637%	(c)	11/25/42	174	159,667
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-4, Class 3A1	6.500%		05/25/36	684	486,086
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 144A	3.750%	(c)	07/15/46	610	609,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.853%	(c)	12/25/34	1,181	1,154,756

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $163,245,994)					159,236,734

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	2.500%		02/01/30-09/01/30	5,734	$5,948,868
Federal Home Loan Mortgage Corp.	2.500%		TBA	4,908	5,075,407
Federal Home Loan Mortgage Corp.	2.676%	(c)	11/01/35	115	121,673
Federal Home Loan Mortgage Corp.	2.742%	(c)	06/01/44	5,122	5,309,461
Federal Home Loan Mortgage Corp.	3.000%		05/01/27-08/01/30	7,494	7,916,616
Federal Home Loan Mortgage Corp.	3.000%		TBA	4,856	5,094,058
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,531	11,953,658
Federal Home Loan Mortgage Corp.	3.500%		08/01/42-06/01/46	103,568	109,987,348
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,695	4,968,821
Federal Home Loan Mortgage Corp.	4.000%		08/01/40-01/01/46	13,622	14,643,432
Federal Home Loan Mortgage Corp.	4.000%		TBA	5,620	6,015,156
Federal Home Loan Mortgage Corp.	4.000%		TBA	8,500	9,089,687
Federal Home Loan Mortgage Corp.	4.500%		12/01/39-07/01/45	10,241	11,206,754
Federal Home Loan Mortgage Corp.	4.500%		TBA	2,123	2,315,065
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	4,549	5,033,960
Federal Home Loan Mortgage Corp.	5.000%		TBA	2,377	2,622,046
Federal Home Loan Mortgage Corp.	5.500%		06/01/36-01/01/39	10,590	11,860,417
Federal Home Loan Mortgage Corp.	6.000%		01/01/27-05/01/40	11,733	13,382,211
Federal National Mortgage Assoc.	2.500%		04/01/30-11/01/30	6,220	6,452,518
Federal National Mortgage Assoc.	3.000%		11/01/26-06/01/46	120,516	126,745,791
Federal National Mortgage Assoc.	3.000%		TBA	22,000	22,789,760
Federal National Mortgage Assoc.	3.500%		11/01/27-04/01/46	47,044	49,942,739
Federal National Mortgage Assoc.	3.500%		TBA	41,479	43,766,824
Federal National Mortgage Assoc.	4.000%		04/01/21-06/01/46	71,446	77,309,579
Federal National Mortgage Assoc.	4.000%		TBA	426	456,740
Federal National Mortgage Assoc.	4.000%		TBA	49,323	52,835,848
Federal National Mortgage Assoc.	4.500%		05/01/22-11/01/45	31,061	34,129,520
Federal National Mortgage Assoc.	4.500%		TBA	3,100	3,178,105
Federal National Mortgage Assoc.	5.000%		02/01/35-12/01/43	21,464	23,910,660
Federal National Mortgage Assoc.	5.500%		06/01/21-06/01/40	2,341	2,633,193
Federal National Mortgage Assoc.	5.500%		TBA	7,970	8,958,778
Federal National Mortgage Assoc.	6.000%		09/01/21-05/01/41	21,308	24,368,090
Federal National Mortgage Assoc.	6.500%		10/01/36	2,362	2,751,249
Government National Mortgage Assoc.	3.000%		TBA	4,416	4,612,995
Government National Mortgage Assoc.	3.000%		TBA	8,000	8,348,281
Government National Mortgage Assoc.	3.000%		TBA	31,574	33,012,714
Government National Mortgage Assoc.	3.500%		12/20/41-04/20/46	9,361	9,963,251
Government National Mortgage Assoc.	3.500%		TBA	4,060	4,309,627
Government National Mortgage Assoc.	3.500%		TBA	1,029	1,092,147
Government National Mortgage Assoc.	3.500%		TBA	57,610	61,064,351
Government National Mortgage Assoc.	4.000%		01/15/41-03/15/41	1,945	2,094,369
Government National Mortgage Assoc.	4.000%		TBA	3,235	3,475,603
Government National Mortgage Assoc.	4.000%		TBA	27,391	29,269,850
Government National Mortgage Assoc.	4.411%		04/20/62	2,293	2,427,666
Government National Mortgage Assoc.	4.500%		12/20/39-11/20/44	16,519	17,823,642
Government National Mortgage Assoc.	4.500%		TBA	10,000	11,004,636
Government National Mortgage Assoc.	4.542%		09/20/62	1,621	1,736,305
Government National Mortgage Assoc.	4.554%		12/20/64	5,273	5,991,238
Government National Mortgage Assoc.	4.573%		10/20/64	1,866	2,061,288
Government National Mortgage Assoc.	4.604%		06/20/62	4,766	5,080,800
Government National Mortgage Assoc.	4.606%		02/20/64	3,304	3,731,520
Government National Mortgage Assoc.	4.642%		08/20/64	4,623	5,250,102
Government National Mortgage Assoc.	4.676%		04/20/62	4,870	5,180,575
Government National Mortgage Assoc.	4.694%		05/20/65	1,479	1,677,690
Government National Mortgage Assoc.	4.700%		05/20/61	1,979	2,074,960
Government National Mortgage Assoc.	5.000%		04/15/38-09/15/40	11,502	12,911,378
Government National Mortgage Assoc.	6.000%		05/15/37	8	9,503
Tennessee Valley Authority	4.875%		01/15/48	2,245	2,813,140
Tennessee Valley Authority	5.250%		09/15/39	3,065	4,200,423

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42	5,150	$5,568,417
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%	09/15/65	6,980	8,191,484

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $952,784,959)				967,751,987

U.S. TREASURY OBLIGATIONS — 29.2%
U.S. Treasury Bonds	2.500%	02/15/45-05/15/46	27,664	28,811,738
U.S. Treasury Bonds	2.875%	08/15/45	36,661	41,166,307
U.S. Treasury Bonds	3.000%	11/15/44-11/15/45	45,354	52,147,900
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	19,760	20,261,634
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	23,533	24,949,065
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	23,480	23,954,664
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	16,875	18,393,220
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	57,775	68,554,618
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	11,260	17,062,430
U.S. Treasury Notes	0.750%	01/31/18-02/15/19	229,366	229,941,552
U.S. Treasury Notes(v)	0.875%	03/31/18-04/15/19	115,398	115,956,027
U.S. Treasury Notes(v)	1.000%	03/15/19	72,163	72,774,726
U.S. Treasury Notes	1.125%	02/28/21	62,444	62,883,044
U.S. Treasury Notes	1.250%	03/31/21	63,402	64,140,063
U.S. Treasury Notes(v)	1.375%	01/31/21-06/30/23	113,167	115,030,963
U.S. Treasury Notes	1.500%	02/28/23-03/31/23	75,511	76,603,817
U.S. Treasury Notes	1.625%	04/30/23-02/15/26	34,195	34,848,500
U.S. Treasury Notes	2.000%	08/15/25	22,619	23,646,581
U.S. Treasury Notes	2.250%	11/15/25	26,967	28,770,418

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,094,690,468)				1,119,897,267

			Shares
PREFERRED STOCKS — 0.2%
Banks
Citigroup Capital XIII, 7.008%(c)			127,000	3,310,890
GMAC Capital Trust I, Series 2, 6.411%(c)			114,000	2,829,480

TOTAL PREFERRED STOCKS (cost $6,394,020)				6,140,370

TOTAL LONG-TERM INVESTMENTS (cost $4,211,994,628)				4,250,515,348

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUND — 2.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $75,187,542; includes $25,000,244 of cash collateral received for securities on loan)(b)(w) (Note 4)			75,187,542	75,187,542

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BORROWED BOND AGREEMENTS(f) — 0.3%			Principal Amount (000)#	Value (Note 2)
Credit Suisse First Boston Corp., 0.650%, dated 06/30/16, due 07/01/16 in the amount of $755,739			756	$755,725
Deutsche Bank AG, 0.300%, dated 05/05/16, open, due in the amount of $623,728			624	623,728
JPMorgan Chase, (0.500)%, dated 06/30/16, due 07/01/16 in the amount of $8,945,071			8,945	8,945,195

TOTAL BORROWED BOND AGREEMENTS (cost $10,324,648)				10,324,648

	Interest Rate	Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.5%
Federal Home Loan Bank, Disc. Notes	0.255%	08/26/16	36,875	36,860,656
Federal Home Loan Bank, Disc. Notes	0.390%	10/03/16	12,400	12,388,344
Federal Home Loan Bank, Disc. Notes	0.406%	10/19/16	9,655	9,644,380

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $58,865,843)				58,893,380

U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills	0.036%	07/07/16	10,540	10,539,937
U.S. Treasury Bills	0.112%	07/14/16	6,020	6,019,755
U.S. Treasury Bills	0.173%	07/28/16	4,515	4,514,416

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,074,108)				21,074,108

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option USD vs BRL,
expiring 07/01/16, Strike Price 3.57	Morgan Stanley		12	—
Currency Option USD vs CAD,
expiring 07/12/16, Strike Price 1.29	Goldman Sachs & Co.		10	9,665
Currency Option USD vs CNH,
expiring 07/07/16, Strike Price 6.62	Deutsche Bank AG		16	12,558
expiring 07/29/16, Strike Price 6.75	Hong Kong & Shanghai Bank		293	85,278
expiring 08/24/16, Strike Price 6.70	Deutsche Bank AG		18	13,739
expiring 08/24/16, Strike Price 7.15	Deutsche Bank AG		18	1,403
expiring 12/15/16, Strike Price 6.75	Deutsche Bank AG		16	26,845
Currency Option USD vs JPY,
expiring 07/14/16, Strike Price 110.00	Barclays Capital Group		9	70
expiring 08/05/16, Strike Price 106.00	Deutsche Bank AG		11	6,790
Currency Option USD vs MXN,
expiring 07/01/16, Strike Price 17.65	Citigroup Global Markets		11	38,626
expiring 07/18/16, Strike Price 19.00	UBS AG		6	2,752
expiring 07/18/16, Strike Price 19.25	Goldman Sachs & Co.		15	3,873
expiring 07/18/16, Strike Price 19.25	UBS AG		9	2,214
Currency Option USD vs SAR,
expiring 08/16/16, Strike Price 3.78	BNP Paribas		99	13,599
expiring 08/16/16, Strike Price 3.78	Citigroup Global Markets		97	13,427
Currency Option USD vs TRY,
expiring 07/01/16, Strike Price 2.95	Morgan Stanley		20	2

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

OPTIONS PURCHASED* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Call Options (continued)
Currency Option USD vs ZAR,
expiring 07/08/16, Strike Price 15.00	BNP Paribas		17	$10,360

				241,201

Put Options
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $130.50			268	20,938
expiring 07/22/16, Strike Price $132.00			316	83,938
Currency Option GBP vs USD,
expiring 07/27/16, Strike Price 1.34	BNP Paribas	GBP	111	111,777
expiring 07/27/16, Strike Price 1.35	Hong Kong & Shanghai Bank	GBP	8	30,647
expiring 07/27/16, Strike Price 1.45	Deutsche Bank AG	GBP	8	105,722
Currency Option USD vs MXN,
expiring 07/15/16, Strike Price 18.30	JPMorgan Chase		16	20,308
expiring 07/15/16, Strike Price 18.50	JPMorgan Chase		43	80,511

				453,841

TOTAL OPTIONS PURCHASED (cost $1,614,280)				695,042

TOTAL SHORT-TERM INVESTMENTS (cost $167,066,421)				166,174,720

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 115.4% (cost $4,379,061,049)				4,416,690,068

SECURITIES SOLD SHORT — (6.8)%	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	3.500%	TBA	52,319	(55,155,673)
Federal Home Loan Mortgage Corp.	5.500%	TBA	7,170	(7,991,240)
Federal National Mortgage Assoc.	0.030%	TBA	29,000	(30,041,048)
Federal National Mortgage Assoc.	2.500%	TBA	3,460	(3,579,679)
Federal National Mortgage Assoc.	3.000%	TBA	35,427	(37,140,228)
Federal National Mortgage Assoc.	3.000%	TBA	38,152	(39,593,642)
Federal National Mortgage Assoc.	3.500%	TBA	9,212	(9,761,262)
Federal National Mortgage Assoc.	4.000%	TBA	1,490	(1,543,780)
Federal National Mortgage Assoc.	4.500%	TBA	9,500	(10,369,794)
Federal National Mortgage Assoc.	5.000%	TBA	6,111	(6,789,699)
Federal National Mortgage Assoc.	5.000%	TBA	5,200	(5,775,896)
Federal National Mortgage Assoc.	6.000%	TBA	22,979	(26,278,164)
Federal National Mortgage Assoc.	2.500%	TBA	11,300	(11,673,202)
Government National Mortgage Assoc.	4.000%	TBA	570	(609,277)
Government National Mortgage Assoc.	4.500%	TBA	10,021	(10,753,734)
Government National Mortgage Assoc.	5.000%	TBA	3,214	(3,487,087)

TOTAL SECURITIES SOLD SHORT (proceeds received $259,204,843)				(260,543,405)

BORROWED BONDS — (0.3)%
U.S. Treasury Notes	1.375%	01/31/21	740	(753,094)
U.S. Treasury Notes	1.625%	05/15/26	8,813	(8,920,757)

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

BORROWED BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.750%	01/31/23	613	$(631,821)

TOTAL BORROWED BONDS (proceeds received $10,111,678)				(10,305,672)

OPTIONS WRITTEN*	Counterparty		Notional Amount (000)#
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $135.00			316	(39,500)
Currency Option USD vs BRL,
expiring 07/01/16, Strike Price 3.57	Morgan Stanley		12	—
Currency Option USD vs CNH,
expiring 07/29/16, Strike Price 6.75	Deutsche Bank AG		293	(85,278)
expiring 08/24/16, Strike Price 6.85	Deutsche Bank AG		18	(5,265)
expiring 08/24/16, Strike Price 7.00	Deutsche Bank AG		18	(2,525)
expiring 12/15/16, Strike Price 7.10	Deutsche Bank AG		16	(9,783)
Currency Option USD vs JPY,
expiring 07/14/16, Strike Price 114.00	Barclays Capital Group		9	(8)
Currency Option USD vs MXN,
expiring 07/18/16, Strike Price 19.25	JPMorgan Chase		15	(3,873)
expiring 07/18/16, Strike Price 19.25	JPMorgan Chase		9	(8,601)
				(154,833)
Put Options
Currency Option GBP vs USD,
expiring 07/27/16, Strike Price 1.35	Deutsche Bank AG	GBP	8	(30,647)
expiring 07/27/16, Strike Price 1.45	Hong Kong & Shanghai Bank	GBP	8	(105,723)

				(136,370)

TOTAL OPTIONS WRITTEN (premiums received $365,402)				(291,203)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 108.3% (cost $4,109,379,126)				4,145,549,788
Liabilities in excess of other assets(z) — (8.3)%				(316,072,127)

NET ASSETS — 100.0%				$3,829,477,661

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $16,619,390 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,436,824; cash collateral of $25,000,244 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Borrowed bond agreements are collateralized by U.S. Treasury Securities (coupon rates 1.375%-1.75%, maturity dates 01/31/21-05/15/26), with the aggregate value of $10,305,672. Borrowed bond agreements are subject to contractual netting arrangements. For further detail on individual borrowed bond agreements and the corresponding counterparty, see the Schedule of Investments.

(g)	Indicates a security that has been deemed illiquid.

(i)	Security is post-maturity; represents issuer in default on interest payments. Non-income producing security.

(n)	Rate shown reflects yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
338	2 Year U.S. Treasury Notes	Sep. 2016	$73,681,559	$74,132,907	$451,348
169	20 Year U.S. Treasury Bonds	Sep. 2016	27,559,023	29,126,091	1,567,068
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	4,230,794	4,286,625	55,831

					2,074,247

Short Positions:
6	5 Year Euro-Bobl	Sep. 2016	882,788	889,579	(6,791)
306	5 Year U.S. Treasury Notes	Sep. 2016	37,061,960	37,382,203	(320,243)
144	10 Year Euro-Bund	Sep. 2016	26,465,722	26,706,559	(240,837)
348	10 Year U.S. Treasury Notes	Sep. 2016	46,217,758	46,278,562	(60,804)
181	Euro-BTP Italian Government Bond	Sep. 2016	28,348,075	28,645,444	(297,369)

					(926,044)

					$1,148,203

Cash of $1,184,170 has been segregated with Bank of America to cover requirements for open contracts as of June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	Bank of New York Mellon	AUD	16,707	$12,352,738	$12,421,953	$69,215
Expiring 09/21/16	Morgan Stanley	AUD	15,280	11,306,436	11,360,953	54,517
Brazilian Real,
Expiring 07/05/16	Goldman Sachs & Co.	BRL	2,340	645,000	727,293	82,293
Expiring 07/05/16	Goldman Sachs & Co.	BRL	1,928	540,000	599,079	59,079
Expiring 07/05/16	Goldman Sachs & Co.	BRL	1,310	379,500	407,160	27,660
Expiring 07/05/16	Hong Kong & Shanghai Bank	BRL	5,073	1,407,000	1,576,544	169,544
Expiring 07/05/16	JPMorgan Chase	BRL	1,329	379,500	413,058	33,558
Expiring 07/05/16	Morgan Stanley	BRL	2,581	759,000	802,053	43,053
Expiring 07/05/16	Royal Bank of Scotland Group PLC	BRL	1,952	540,000	606,715	66,715
Expiring 07/05/16	Royal Bank of Scotland Group PLC	BRL	132	36,645	41,070	4,425
Expiring 07/06/16	Goldman Sachs & Co.	BRL	8,017	2,370,000	2,490,741	120,741
Expiring 07/06/16	Royal Bank of Scotland Group PLC	BRL	8,045	2,370,000	2,499,578	129,578
Expiring 08/02/16	Goldman Sachs & Co.	BRL	9,172	2,720,825	2,825,078	104,253
Expiring 08/02/16	Goldman Sachs & Co.	BRL	2,559	759,000	788,082	29,082
British Pound,
Expiring 07/05/16	JPMorgan Chase	GBP	3,456	4,740,000	4,601,383	(138,617)
Canadian Dollar,
Expiring 07/05/16	Deutsche Bank AG	CAD	6,059	4,660,000	4,689,868	29,868
Expiring 07/14/16	Deutsche Bank AG	CAD	633	487,500	489,726	2,226
Expiring 07/14/16	Royal Bank of Scotland Group PLC	CAD	629	487,500	487,126	(374)
Expiring 07/14/16	Royal Bank of Scotland Group PLC	CAD	317	243,750	245,134	1,384
Chinese Renminbi,
Expiring 07/11/16	BNP Paribas	CNH	10,399	1,558,000	1,559,481	1,481
Expiring 07/29/16	Morgan Stanley	CNH	19,656	2,990,000	2,945,708	(44,292)
Expiring 07/29/16	Royal Bank of Scotland Group PLC	CNH	108,483	16,200,000	16,258,017	58,017

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	61,150	$9,150,000	$9,142,926	$(7,074)
Colombian Peso,
Expiring 07/05/16	Credit Suisse First Boston Corp.	COP	1,302,526	431,200	445,405	14,205
Expiring 07/06/16	BNP Paribas	COP	3,207,263	1,075,000	1,096,476	21,476
Expiring 07/06/16	BNP Paribas	COP	3,176,625	1,075,000	1,086,002	11,002
Expiring 07/06/16	Credit Suisse First Boston Corp.	COP	3,860,654	1,295,000	1,319,853	24,853
Expiring 07/06/16	Hong Kong & Shanghai Bank	COP	3,828,020	1,295,000	1,308,696	13,696
Expiring 08/01/16	Credit Suisse First Boston Corp.	COP	1,612,110	545,000	547,791	2,791
Expiring 08/01/16	Credit Suisse First Boston Corp.	COP	1,595,488	545,000	542,143	(2,857)
Expiring 08/01/16	Standard Chartered PLC	COP	3,233,535	1,095,000	1,098,748	3,748
Expiring 08/01/16	Standard Chartered PLC	COP	2,240,532	765,000	761,328	(3,672)
Euro,
Expiring 07/05/16	Morgan Stanley	EUR	4,740	5,236,588	5,261,225	24,637
Expiring 07/05/16	Morgan Stanley	EUR	4,291	4,740,000	4,762,390	22,390
Expiring 07/13/16	Goldman Sachs & Co.	EUR	1,395	1,597,051	1,549,141	(47,910)
Expiring 08/12/16	Royal Bank of Scotland Group PLC	EUR	1,362	1,541,415	1,513,675	(27,740)
Expiring 08/16/16	Citigroup Global Markets	EUR	674	756,914	748,870	(8,044)
Expiring 08/16/16	Morgan Stanley	EUR	365	411,412	405,380	(6,032)
Expiring 08/16/16	Morgan Stanley	EUR	226	255,994	251,153	(4,841)
Expiring 08/16/16	Morgan Stanley	EUR	140	154,821	155,221	400
Expiring 08/16/16	Morgan Stanley	EUR	139	154,511	154,914	403
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	1,395	1,579,177	1,551,077	(28,100)
Indian Rupee,
Expiring 07/13/16	JPMorgan Chase	INR	57,675	858,000	852,506	(5,494)
Expiring 07/14/16	JPMorgan Chase	INR	77,303	1,150,000	1,142,431	(7,569)
Indonesian Rupiah,
Expiring 07/11/16	JPMorgan Chase	IDR	31,473,600	2,370,000	2,378,016	8,016
Expiring 07/11/16	Standard Chartered PLC	IDR	63,895,200	4,847,891	4,827,660	(20,231)
Expiring 07/11/16	Standard Chartered PLC	IDR	31,480,710	2,370,000	2,378,553	8,553
Japanese Yen,
Expiring 07/05/16	Goldman Sachs & Co.	JPY	485,431	4,740,000	4,701,560	(38,440)
Expiring 07/14/16	Citigroup Global Markets	JPY	91,665	855,000	888,061	33,061
Expiring 07/14/16	Standard Chartered PLC	JPY	315,176	2,940,019	3,053,444	113,425
Expiring 08/16/16	Royal Bank of Scotland Group PLC	JPY	404,706	3,795,019	3,924,996	129,977
Malaysian Ringgit,
Expiring 07/14/16	JPMorgan Chase	MYR	1,749	429,000	433,285	4,285
Mexican Peso,
Expiring 07/05/16	JPMorgan Chase	MXN	25,354	1,385,400	1,386,132	732
Expiring 07/05/16	JPMorgan Chase	MXN	18,941	1,092,000	1,035,539	(56,461)
Expiring 07/05/16	JPMorgan Chase	MXN	15,593	852,000	852,450	450
Expiring 07/06/16	Citigroup Global Markets	MXN	10,594	573,111	579,111	6,000
Expiring 07/06/16	Hong Kong & Shanghai Bank	MXN	11,019	610,724	602,377	(8,347)
Expiring 07/06/16	Morgan Stanley	MXN	12,056	648,000	659,028	11,028
Expiring 07/06/16	State Street Bank	MXN	3,919	212,000	214,207	2,207
Expiring 07/06/16	UBS AG	MXN	9,814	526,797	536,473	9,676
Expiring 07/07/16	Goldman Sachs & Co.	MXN	11,980	648,000	654,810	6,810
Expiring 07/07/16	Goldman Sachs & Co.	MXN	11,286	593,300	616,882	23,582
Expiring 07/08/16	Royal Bank of Scotland Group PLC	MXN	10,077	545,093	550,773	5,680
Expiring 07/13/16	Citigroup Global Markets	MXN	12,099	651,206	660,943	9,737
Expiring 07/13/16	Citigroup Global Markets	MXN	11,093	596,985	605,972	8,987
Expiring 07/13/16	Goldman Sachs & Co.	MXN	13,219	714,445	722,126	7,681
Expiring 07/13/16	Royal Bank of Scotland Group PLC	MXN	23,115	1,243,535	1,262,734	19,199
Expiring 07/13/16	State Street Bank	MXN	9,669	518,417	528,178	9,761

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 07/20/16	Goldman Sachs & Co.	MXN	10,558	$570,335	$576,353	$6,018
Expiring 07/20/16	Hong Kong & Shanghai Bank	MXN	10,674	590,954	582,726	(8,228)
Expiring 07/28/16	BNP Paribas	MXN	6,123	323,000	333,982	10,982
Expiring 08/16/16	Citigroup Global Markets	MXN	22,828	1,223,400	1,242,706	19,306
Expiring 08/16/16	Deutsche Bank AG	MXN	12,387	650,000	674,347	24,347
Expiring 08/16/16	Deutsche Bank AG	MXN	11,127	593,300	605,755	12,455
Expiring 08/16/16	Royal Bank of Scotland Group PLC	MXN	12,115	646,000	659,506	13,506
Polish Zloty,
Expiring 08/16/16	Royal Bank of Scotland Group PLC	PLN	15,976	3,990,147	4,044,580	54,433
Russian Ruble,
Expiring 07/05/16	Societe Generale	RUB	153,073	2,370,000	2,390,510	20,510
Expiring 07/05/16	Societe Generale	RUB	147,721	2,290,000	2,306,927	16,927
South African Rand,
Expiring 07/08/16	BNP Paribas	ZAR	13,044	852,000	884,144	32,144
Expiring 07/08/16	Goldman Sachs & Co.	ZAR	8,501	568,000	576,243	8,243
Expiring 07/08/16	Morgan Stanley	ZAR	10,462	688,634	709,160	20,526
Expiring 07/13/16	Citigroup Global Markets	ZAR	7,564	505,000	512,157	7,157
Expiring 07/13/16	Goldman Sachs & Co.	ZAR	7,648	505,000	517,857	12,857
South Korean Won,
Expiring 07/14/16	Morgan Stanley	KRW	1,547,603	1,337,600	1,343,390	5,790
Expiring 07/14/16	Standard Chartered PLC	KRW	781,827	668,800	678,662	9,862
Swedish Krona,
Expiring 07/05/16	BNP Paribas	SEK	40,453	4,740,000	4,782,348	42,348
Turkish Lira,
Expiring 07/01/16	Deutsche Bank AG	TRY	6,894	2,370,000	2,395,953	25,953
Expiring 07/01/16	Morgan Stanley	TRY	6,884	2,370,000	2,392,541	22,541
Expiring 07/08/16	Morgan Stanley	TRY	1,331	458,000	461,679	3,679
Expiring 07/22/16	Hong Kong & Shanghai Bank	TRY	2,344	799,600	810,356	10,756
Expiring 07/22/16	Royal Bank of Scotland Group PLC	TRY	1,181	399,800	408,252	8,452

				$166,906,989	$168,476,595	$1,569,606

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	State Street Bank	AUD	31,987	$23,509,325	$23,782,905	$(273,580)
Brazilian Real,
Expiring 07/05/16	Goldman Sachs & Co.	BRL	9,101	2,720,825	2,828,651	(107,826)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	2,539	759,000	789,079	(30,079)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	1,630	447,820	506,487	(58,667)
Expiring 07/05/16	Morgan Stanley	BRL	2,574	759,000	799,930	(40,930)
Expiring 07/06/16	Morgan Stanley	BRL	16,353	4,740,000	5,080,891	(340,891)
British Pound,
Expiring 07/05/16	Hong Kong & Shanghai Bank	GBP	1,612	2,370,000	2,145,812	224,188
Expiring 07/05/16	Northern Trust Bank FSB	GBP	1,613	2,370,000	2,146,971	223,029
Expiring 07/06/16	Barclays Capital Group	GBP	1,085	1,588,986	1,444,490	144,496
Expiring 07/15/16	Morgan Stanley	GBP	60	82,140	79,886	2,254
Expiring 08/03/16	Royal Bank of Scotland Group PLC	GBP	548	737,937	729,750	8,187
Expiring 08/16/16	Barclays Capital Group	GBP	50	67,482	66,592	890
Expiring 08/16/16	BNP Paribas	GBP	405	547,091	539,388	7,703
Expiring 08/16/16	BNP Paribas	GBP	405	547,071	539,388	7,683
Expiring 08/16/16	Citigroup Global Markets	GBP	558	740,475	743,290	(2,815)

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 08/16/16	Deutsche Bank AG	GBP	405	$545,821	$539,388	$6,433
Expiring 08/16/16	JPMorgan Chase	GBP	405	547,371	539,388	7,983
Expiring 08/16/16	JPMorgan Chase	GBP	355	479,223	472,797	6,426
Expiring 08/16/16	Royal Bank of Scotland Group PLC	GBP	165	222,903	219,750	3,153
Canadian Dollar,
Expiring 07/05/16	Royal Bank of Scotland Group PLC	CAD	3,031	2,370,000	2,346,408	23,592
Expiring 07/05/16	State Street Bank	CAD	2,936	2,290,000	2,272,612	17,388
Expiring 07/14/16	Morgan Stanley	CAD	625	487,500	483,397	4,103
Chinese Renminbi,
Expiring 07/29/16	Bank of New York Mellon	CNH	45,806	6,785,000	6,864,717	(79,717)
Expiring 07/29/16	Barclays Capital Group	CNH	78,845	11,960,000	11,816,243	143,757
Expiring 07/29/16	Hong Kong & Shanghai Bank	CNH	78,898	11,600,000	11,824,167	(224,167)
Expiring 07/29/16	Standard Chartered PLC	CNH	47,719	7,165,000	7,151,466	13,534
Expiring 11/07/16	Deutsche Bank AG	CNH	36,844	5,581,000	5,495,501	85,499
Colombian Peso,
Expiring 07/05/16	Credit Suisse First Boston Corp.	COP	1,354,999	431,200	463,348	(32,148)
Expiring 07/06/16	BNP Paribas	COP	2,507,400	840,000	857,212	(17,212)
Expiring 07/06/16	Credit Suisse First Boston Corp.	COP	6,279,532	2,095,000	2,146,802	(51,802)
Expiring 07/06/16	Hong Kong & Shanghai Bank	COP	2,511,600	840,000	858,648	(18,648)
Expiring 07/06/16	Royal Bank of Scotland Group PLC	COP	2,880,525	965,000	984,773	(19,773)
Euro,
Expiring 07/05/16	Citigroup Global Markets	EUR	2,095	2,370,000	2,325,216	44,784
Expiring 07/05/16	Morgan Stanley	EUR	4,740	5,249,286	5,261,225	(11,939)
Expiring 07/05/16	Morgan Stanley	EUR	2,099	2,370,000	2,329,682	40,318
Expiring 07/06/16	Barclays Capital Group	EUR	13,746	15,349,746	15,258,123	91,623
Expiring 07/06/16	Deutsche Bank AG	EUR	50	56,799	55,501	1,298
Expiring 07/06/16	Morgan Stanley	EUR	405	452,058	449,552	2,506
Expiring 07/06/16	Morgan Stanley	EUR	25	28,322	27,750	572
Expiring 07/06/16	State Street Bank	EUR	5	5,706	5,550	156
Expiring 07/13/16	Royal Bank of Scotland Group PLC	EUR	1,395	1,577,449	1,549,141	28,308
Expiring 07/25/16	Bank of America	EUR	2,431	2,747,784	2,700,346	47,438
Expiring 08/03/16	Citigroup Global Markets	EUR	60	66,623	66,670	(47)
Expiring 08/03/16	Morgan Stanley	EUR	14,231	15,812,064	15,812,999	(935)
Expiring 08/12/16	Royal Bank of Scotland Group PLC	EUR	1,362	1,556,243	1,513,674	42,569
Expiring 08/16/16	Goldman Sachs & Co.	EUR	83	92,048	92,304	(256)
Expiring 08/16/16	Hong Kong & Shanghai Bank	EUR	238	264,927	264,817	110
Expiring 08/16/16	Morgan Stanley	EUR	140	153,624	155,308	(1,684)
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	1,362	1,541,611	1,513,892	27,719
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	915	1,035,595	1,017,513	18,082
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	787	889,917	874,363	15,554
Indian Rupee,
Expiring 07/13/16	Standard Chartered PLC	INR	58,541	858,000	865,316	(7,316)
Expiring 07/14/16	Citigroup Global Markets	INR	41,449	612,195	612,554	(359)
Expiring 07/14/16	Hong Kong & Shanghai Bank	INR	36,409	537,805	538,081	(276)
Indonesian Rupiah,
Expiring 07/11/16	Hong Kong & Shanghai Bank	IDR	31,480,710	2,388,521	2,378,553	9,968
Expiring 07/11/16	Royal Bank of Scotland Group PLC	IDR	31,473,600	2,387,982	2,378,016	9,966
Expiring 07/11/16	Standard Chartered PLC	IDR	63,895,200	4,740,000	4,827,660	(87,660)

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen,
Expiring 07/05/16	Citigroup Global Markets	JPY	247,211	$2,370,000	$2,394,323	$(24,323)
Expiring 07/05/16	Morgan Stanley	JPY	247,921	2,370,000	2,401,196	(31,196)
Expiring 07/14/16	Royal Bank of Scotland Group PLC	JPY	405,099	3,795,019	3,924,626	(129,607)
Expiring 08/16/16	BNP Paribas	JPY	113,528	1,105,000	1,101,036	3,964
Expiring 08/16/16	BNP Paribas	JPY	81,524	792,510	790,651	1,859
Expiring 08/16/16	Goldman Sachs & Co.	JPY	81,458	792,509	790,012	2,497
Expiring 08/16/16	Morgan Stanley	JPY	113,660	1,105,000	1,102,322	2,678
Mexican Peso,
Expiring 07/05/16	Citigroup Global Markets	MXN	22,734	1,223,400	1,242,868	(19,468)
Expiring 07/05/16	Goldman Sachs & Co.	MXN	9,934	546,000	543,086	2,914
Expiring 07/05/16	JPMorgan Chase	MXN	28,550	1,560,000	1,560,824	(824)
Expiring 07/06/16	BNP Paribas	MXN	10,681	595,646	583,856	11,790
Expiring 07/06/16	BNP Paribas	MXN	10,594	590,805	579,111	11,694
Expiring 07/06/16	Citigroup Global Markets	MXN	16,055	860,000	877,633	(17,633)
Expiring 07/06/16	Hong Kong & Shanghai Bank	MXN	11,634	621,607	635,978	(14,371)
Expiring 07/06/16	UBS AG	MXN	10,153	559,616	554,994	4,622
Expiring 07/07/16	Deutsche Bank AG	MXN	11,082	593,300	605,715	(12,415)
Expiring 07/07/16	Deutsche Bank AG	MXN	4,042	216,000	220,945	(4,945)
Expiring 07/07/16	Royal Bank of Scotland Group PLC	MXN	4,044	216,000	221,029	(5,029)
Expiring 07/07/16	UBS AG	MXN	4,041	216,000	220,878	(4,878)
Expiring 07/08/16	State Street Bank	MXN	10,077	555,559	550,774	4,785
Expiring 07/13/16	BNP Paribas	MXN	582	31,477	31,814	(337)
Expiring 07/13/16	JPMorgan Chase	MXN	20,399	1,113,653	1,114,390	(737)
Expiring 07/13/16	JPMorgan Chase	MXN	13,219	721,649	722,127	(478)
Expiring 07/13/16	JPMorgan Chase	MXN	11,659	636,481	636,902	(421)
Expiring 07/13/16	JPMorgan Chase	MXN	10,688	583,487	583,873	(386)
Expiring 07/13/16	Morgan Stanley	MXN	2,833	152,887	154,734	(1,847)
Expiring 07/13/16	UBS AG	MXN	9,814	526,412	536,113	(9,701)
Expiring 07/19/16	Bank of New York Mellon	MXN	9,273	500,173	506,270	(6,097)
Expiring 07/19/16	Bank of New York Mellon	MXN	8,882	478,427	484,915	(6,488)
Expiring 07/20/16	State Street Bank	MXN	10,960	596,364	598,307	(1,943)
Expiring 07/20/16	State Street Bank	MXN	10,272	553,169	560,772	(7,603)
Expiring 08/16/16	Citigroup Global Markets	MXN	12,414	650,000	675,797	(25,797)
Expiring 08/16/16	Citigroup Global Markets	MXN	10,594	570,780	576,709	(5,929)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	13,219	712,050	719,617	(7,567)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	12,027	648,000	654,750	(6,750)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	10,558	568,819	574,735	(5,916)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	10,120	539,700	550,893	(11,193)
Expiring 08/16/16	Royal Bank of Scotland Group PLC	MXN	10,077	542,987	548,595	(5,608)
Expiring 08/16/16	State Street Bank	MXN	3,935	212,000	214,197	(2,197)
New Taiwanese Dollar,
Expiring 07/14/16	JPMorgan Chase	TWD	27,658	858,000	857,647	353
Polish Zloty,
Expiring 08/16/16	Royal Bank of Scotland Group PLC	PLN	15,937	4,085,034	4,034,798	50,236
Russian Ruble,
Expiring 07/05/16	Morgan Stanley	RUB	306,395	4,660,000	4,784,899	(124,899)
Expiring 07/20/16	JPMorgan Chase	RUB	10,251	155,134	159,432	(4,298)
Saudi Arabian Riyal,
Expiring 11/23/16	BNP Paribas	SAR	24,982	6,550,000	6,635,422	(85,422)
Expiring 11/23/16	Citigroup Global Markets	SAR	25,350	6,650,000	6,733,193	(83,193)
Expiring 11/23/16	Citigroup Global Markets	SAR	18,729	4,928,000	4,974,598	(46,598)
South African Rand,
Expiring 07/08/16	Citigroup Global Markets	ZAR	9,246	582,652	626,719	(44,067)
Expiring 07/08/16	Citigroup Global Markets	ZAR	1,101	69,352	74,632	(5,280)

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South African Rand (continued),
Expiring 07/08/16	Hong Kong & Shanghai Bank	ZAR	23,110	$1,456,630	$1,566,516	$(109,886)
Expiring 07/13/16	BNP Paribas	ZAR	7,517	505,000	508,997	(3,997)
Expiring 07/13/16	Morgan Stanley	ZAR	7,443	505,000	503,961	1,039
South Korean Won,
Expiring 07/14/16	JPMorgan Chase	KRW	3,889,239	3,344,000	3,376,037	(32,037)
Swedish Krona,
Expiring 07/05/16	Barclays Capital Group	SEK	19,620	2,370,000	2,319,454	50,546
Expiring 07/05/16	Deutsche Bank AG	SEK	19,544	2,370,000	2,310,498	59,502
Turkish Lira,
Expiring 07/01/16	Morgan Stanley	TRY	13,914	4,740,000	4,835,820	(95,820)
Expiring 07/08/16	BNP Paribas	TRY	1,331	458,000	461,634	(3,634)
Expiring 07/08/16	Deutsche Bank AG	TRY	1,971	662,000	683,823	(21,823)
Expiring 07/22/16	Citigroup Global Markets	TRY	3,488	1,199,400	1,205,803	(6,403)

				$237,507,163	$238,435,183	(928,020)

						$641,586

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/06/16	Buy	EUR	669	RUB	48,054	$(8,067)	Deutsche Bank AG
07/06/16	Buy	RUB	50,692	EUR	669	49,249	Deutsche Bank AG

						$41,182

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
BRL	15,816	01/02/19	12.240%	Overnight Brazil Interbank Deposit(1)	$(3,288)	$—	$(3,288)	Bank of America
BRL	7,751	01/02/19	12.462%	Overnight Brazil Interbank Deposit(1)	7,468	—	7,468	Bank of America
BRL	7,745	01/02/19	12.520%	Overnight Brazil Interbank Deposit(1)	11,122	—	11,122	JPMorgan Chase
BRL	4,316	01/02/19	12.305%	Overnight Brazil Interbank Deposit(1)	—	—	—	JPMorgan Chase
BRL	4,743	01/04/21	12.750%	Overnight Brazil Interbank Deposit(1)	58,193	—	58,193	Citigroup Global Markets
BRL	3,245	01/04/21	12.738%	Overnight Brazil Interbank Deposit(1)	39,167	—	39,167	JPMorgan Chase
BRL	4,432	01/02/23	12.915%	Overnight Brazil Interbank Deposit(1)	104,480	—	104,480	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
BRL	1,955	01/02/23	12.365%	Overnight Brazil Interbank Deposit(1)	$19,194	$—	$19,194	Citigroup Global Markets
BRL	1,181	01/02/23	12.620%	Overnight Brazil Interbank Deposit(1)	18,828	—	18,828	Bank of America
BRL	1,033	01/02/23	12.750%	Overnight Brazil Interbank Deposit(1)	19,931	—	19,931	Citigroup Global Markets
BRL	1,015	01/02/23	12.730%	Overnight Brazil Interbank Deposit(1)	19,049	—	19,049	Bank of America
COP	26,775,275	07/06/16	6.510%	Colombia Overnight Interbank(1)	(5,075)	—	(5,075)	Credit Suisse First Boston Corp.
COP	10,345,813	08/22/16	6.640%	Colombia Overnight Interbank(1)	(2,197)	—	(2,197)	Credit Suisse First Boston Corp.
MXN	6,132	12/07/17	4.300%	28 day Mexican interbank rate(2)	2,844	43	2,801	Bank of America
MXN	12,048	03/21/18	4.550%	28 day Mexican interbank rate(2)	4,373	612	3,761	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 day Mexican interbank rate(1)	(4,577)	(72)	(4,505)	Citigroup Global Markets
MXN	4,154	12/05/18	4.770%	28 day Mexican interbank rate(2)	1,799	32	1,767	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%	28 day Mexican interbank rate(2)	1,858	32	1,826	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%	28 day Mexican interbank rate(2)	2,181	32	2,149	Bank of America
MXN	18,660	07/17/25	6.320%	28 day Mexican interbank rate(1)	24,638	(96)	24,734	Morgan Stanley
MXN	9,298	07/17/25	6.325%	28 day Mexican interbank rate(2)	12,467	(48)	12,515	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%	28 day Mexican interbank rate(1)	37,201	(140)	37,341	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	(35,151)	—	(35,151)	Bank of America
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	(35,151)	—	(35,151)	Bank of America
MXN	1,127	12/05/25	6.270%	28 day Mexican interbank rate(1)	1,255	(34)	1,289	Bank of America
MXN	65,005	06/15/26	6.299%	28 day Mexican interbank rate(1)	63,779	—	63,779	Goldman Sachs & Co.
PLN	9,295	04/29/21	1.915%	6 Month WIBOR(1)	15,365	—	15,365	Goldman Sachs & Co.

					$379,753	$361	$379,392

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
103,121	01/12/17	1.256%	3 Month LIBOR(2)	$—	$(795,268)	$(795,268)
122,400	06/14/21	1.443%	3 Month LIBOR(2)	—	(80,226)	(80,226)
121,205	06/14/21	1.510%	3 Month LIBOR(2)	—	(157,950)	(157,950)
620	08/25/25	2.131%	3 Month LIBOR(1)	—	46,790	46,790
437	09/11/25	2.272%	3 Month LIBOR(2)	—	(38,364)	(38,364)

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
2,394	06/28/26	1.463%	3 Month LIBOR(2)	$—	$(13,319)	$(13,319)
598	06/28/26	1.464%	3 Month LIBOR(2)	—	(3,368)	(3,368)

				$—	$(1,041,705)	$(1,041,705)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Brazil Federative Republic	06/20/21	1.000%		667	3.078%	$(63,375)	$(76,302)	$12,927	Barclays Capital Group
CNH Industrial NV	12/20/20	5.000%	EUR	21	2.943%	2,068	2,361	(293)	BNP Paribas
Fiat Chrysler Automobiles NV	06/20/21	5.000%	EUR	13	4.188%	531	1,078	(547)	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%		67	1.133%	(406)	(323)	(83)	Bank of America
United Mexican States	06/20/20	1.000%		1,765	1.245%	(16,148)	(18,087)	1,939	Bank of America
United Mexican States	09/20/20	1.000%		1,765	1.333%	(23,524)	(20,290)	(3,234)	JPMorgan Chase
Wind Acquisition Finance SA	06/20/21	5.000%	EUR	10	4.370%	327	338	(11)	JPMorgan Chase

						$(100,527)	$(111,225)	$10,698

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Australia & New Zealand Banking Group Ltd.	06/20/21	1.000%		10,783	0.820%	$(96,606)	$121,347	$(217,953)	BNP Paribas
Australia & New Zealand Banking Group Ltd.	06/20/21	1.000%		7,208	0.820%	(64,578)	78,633	(143,211)	JPMorgan Chase
Australia & New Zealand Banking Group Ltd.	06/20/21	1.000%		4,030	0.820%	(36,105)	45,366	(81,471)	BNP Paribas
Australia & New Zealand Banking Group Ltd.	06/20/21	1.000%		3,970	0.820%	(35,568)	44,677	(80,245)	BNP Paribas
Australia & New Zealand Banking Group Ltd.	06/20/21	1.000%		2,287	0.820%	(20,491)	31,006	(51,497)	JPMorgan Chase
Commonwealth Bank of Australia	06/20/21	1.000%		4,895	0.824%	(43,083)	63,995	(107,078)	JPMorgan Chase
Commonwealth Bank of Australia	06/20/21	1.000%		1,142	0.824%	(10,049)	21,294	(31,343)	Deutsche Bank AG
Commonwealth Bank of Australia	06/20/21	1.000%		690	0.824%	(6,073)	7,765	(13,838)	BNP Paribas
Credit Agricole SA	06/20/21	1.000%	EUR	768	0.930%	(3,174)	(6,500)	3,326	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued):
Federation of Malaysia	06/20/21	1.000%		20	1.538%	$490	$463	$27	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	6,589	1.004%	(762)	423	(1,185)	Bank of America
HSBC Bank PLC	06/20/21	1.000%	EUR	5,800	1.004%	(671)	(12,856)	12,185	Bank of America
HSBC Bank PLC	06/20/21	1.000%	EUR	4,352	1.004%	(2,467)	20,706	(23,173)	Credit Suisse First Boston Corp.
HSBC Bank PLC	06/20/21	1.000%	EUR	2,400	1.004%	(278)	(5,894)	5,616	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	2,284	1.004%	(264)	(5,061)	4,797	Bank of America
HSBC Bank PLC	06/20/21	1.000%	EUR	1,710	1.004%	(197)	(7,208)	7,011	JPMorgan Chase
HSBC Bank PLC	06/20/21	1.000%	EUR	1,195	1.004%	(138)	(2,935)	2,797	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	966	1.004%	(112)	(2,372)	2,260	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	611	1.004%	(70)	(1,501)	1,431	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	602	1.004%	(69)	(1,478)	1,409	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	324	1.004%	(38)	(796)	758	Citigroup Global Markets
HSBC Bank PLC	06/20/21	1.000%	EUR	84	1.004%	(10)	(354)	344	JPMorgan Chase
Loews Corporation	12/20/20	1.000%		1,070	0.336%	(31,684)	(40,404)	8,720	Barclays Capital Group
Malaysian Federation	06/20/21	1.000%		1,411	1.538%	35,402	43,605	(8,203)	Barclays Capital Group
National Australia Bank Limited	06/20/21	1.000%		2,180	0.825%	(19,029)	29,554	(48,583)	JPMorgan Chase
National Australia Bank Limited	06/20/21	1.000%		670	0.825%	(5,849)	7,542	(13,391)	BNP Paribas
Republic of Philippines	06/20/21	1.000%		2,054	1.133%	12,435	16,845	(4,410)	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%		1,256	1.133%	7,604	7,758	(154)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		754	1.133%	4,563	5,007	(444)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		683	1.133%	4,135	4,539	(404)	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%		654	1.133%	3,962	4,161	(199)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		645	1.133%	3,907	3,715	192	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%		622	1.133%	3,765	3,658	107	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%		545	1.133%	3,301	3,727	(426)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		542	1.133%	3,279	4,191	(912)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		542	1.133%	3,279	3,675	(396)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		542	1.133%	3,279	3,675	(396)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		502	1.133%	3,041	3,338	(297)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		502	1.133%	3,041	3,103	(62)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued):
Republic of Philippines	06/20/21	1.000%		436	1.133%	$2,642	$2,773	$(131)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%		173	1.133%	1,049	1,093	(44)	JPMorgan Chase
Republic of South Africa	06/20/21	1.000%		2,120	2.782%	173,294	246,854	(73,560)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%		1,575	2.782%	128,744	174,466	(45,722)	JPMorgan Chase
Republic of South Africa	06/20/21	1.000%		1,290	2.782%	105,448	137,265	(31,817)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%		1,095	2.782%	89,507	122,682	(33,175)	Bank of America
Republic of South Africa	06/20/21	1.000%		989	2.782%	80,818	80,950	(132)	Citigroup Global Markets
Republic of South Africa	06/20/21	1.000%		702	2.782%	57,384	75,594	(18,210)	Citigroup Global Markets
Republic of South Africa	06/20/21	1.000%		665	2.782%	54,359	77,079	(22,720)	Goldman Sachs & Co.
Republic of South Africa	06/20/21	1.000%		635	2.782%	51,906	71,077	(19,171)	BNP Paribas
Republic of South Africa	06/20/21	1.000%		530	2.782%	43,323	61,230	(17,907)	BNP Paribas
Republic of South Africa	06/20/21	1.000%		22	2.782%	1,798	2,435	(637)	Citigroup Global Markets
Russian Federation	06/20/21	1.000%		563	2.300%	35,470	35,720	(250)	Bank of America
Standard Chartered Bank	06/20/21	1.000%	EUR	2,960	1.496%	77,315	69,556	7,759	Bank of America
Standard Chartered Bank	06/20/21	1.000%	EUR	2,800	1.496%	73,137	65,821	7,316	Bank of America
Standard Chartered Bank	06/20/21	1.000%	EUR	771	1.496%	20,372	43,263	(22,891)	JPMorgan Chase
Standard Chartered Bank	06/20/21	1.000%	EUR	565	1.496%	14,758	16,116	(1,358)	BNP Paribas
Standard Chartered Bank	06/20/21	1.000%	EUR	520	1.496%	13,583	12,219	1,364	Bank of America
Standard Chartered Bank	06/20/21	1.000%	EUR	449	1.496%	11,728	12,896	(1,168)	BNP Paribas
Standard Chartered Bank	06/20/21	1.000%	EUR	103	1.496%	2,722	5,739	(3,017)	BNP Paribas
United Mexican States	06/20/20	1.000%		1,765	1.245%	16,148	15,519	629	JPMorgan Chase
United Mexican States	09/20/20	1.000%		1,765	1.333%	23,524	23,388	136	Bank of America
Valero Energy Corp.	12/20/20	1.000%		1,045	1.513%	22,675	25,388	(2,713)	Morgan Stanley

						$819,822	$1,875,532	$(1,055,710)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(2):
CMBX.NA.7.A	01/17/47	2.000%	420	$(28,718)	$(34,292)	$5,574	Deutsche Bank AG
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	(129,589)	(167,075)	37,486	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%	540	(58,371)	(56,784)	(1,587)	Goldman Sachs & Co.
CMBX.NA.8.A	10/17/57	2.000%	410	(44,319)	(39,031)	(5,288)	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%	410	(44,319)	(38,757)	(5,562)	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%	320	(34,591)	(39,288)	4,697	Morgan Stanley
CMBX.NA.8.AA	10/17/57	1.500%	400	(28,961)	(40,387)	11,426	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(2) (continued):
CMBX.NA.9.A	09/17/58	2.000%	500	$(65,907)	$(65,656)	$(251)	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000%	300	(39,545)	(43,265)	3,720	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000%	300	(39,545)	(42,848)	3,303	Morgan Stanley

				$(513,865)	$(567,383)	$53,518

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	33,057	$672,797	$1,114,526	$441,729
CDX.NA.IG.26.V1	06/20/21	1.000%	236,367	1,789,303	2,562,943	773,640

				$2,462,100	$3,677,469	$1,215,369

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
ITRAXX.XO.25.V1	06/20/21	5.000%	EUR 170	$(9,506)	$(11,027)	$(1,521)

Cash of $7,380,430 has been segregated with JPMorgan Chase to cover the requirements for open centrally cleared swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reverse Repurchase Agreements outstanding at June 30, 2016:

Broker	Interest Rate	Trade Date	Value at June 30, 2016	Maturity Date	Cost
Deutsche Bank AG	0.600%	06/30/2016	$34,382,500	07/01/2016	$34,382,500
Deutsche Bank AG	0.600%	06/29/2016	45,281,250	OPEN	45,281,250
Credit Suisse First Boston Corp.	0.900%	06/30/2016	43,884,575	07/01/2016	43,884,575
Bank of America	0.730%	06/30/2016	64,120,294	07/01/2016	64,120,294
Bank of America	0.710%	06/30/2016	24,874,751	07/01/2016	24,874,751

			$212,543,370		$212,543,370

The aggregate value of Reverse Repurchase Agreements is $212,543,370. U.S. Treasury Securities, with a market value of $212,990,136 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2016. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$103,529,998	$597,601
Non-Residential Mortgage-Backed Securities	—	125,080,754	1,705,560
Residential Mortgage-Backed Securities	—	87,250,306	10,598,233
Bank Loans	—	8,683,942	—
Commercial Mortgage-Backed Securities	—	207,133,628	2,423,351
Corporate Bonds	—	1,253,291,391	—
Foreign Government Bonds	—	109,790,545	—
Municipal Bonds	—	87,403,681	—
Residential Mortgage-Backed Securities	—	157,942,089	1,294,645
U.S. Government Agency Obligations	—	1,026,645,367	—
U.S. Treasury Obligations	—	1,140,971,375	—
Preferred Stocks	6,140,370	—	—
Affiliated Mutual Fund	75,187,542	—	—
Borrowed Bond Agreements	—	10,324,648	—
Options Purchased	104,876	590,166	—
U.S. Government Agency Obligations – Short	—	(260,543,405)	—
Borrowed Bonds	—	(10,305,672)	—
Options Written	(39,500)	(251,703)	—
Reverse Repurchase Agreements	—	(212,543,370)	—
Other Financial Instruments*
Futures Contracts	1,148,203	—	—
OTC Forward Foreign Currency Exchange Contracts	—	641,586	—
OTC Cross Currency Exchange Contracts	—	41,182	—
OTC Interest Rate Swap Agreements	—	379,753	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,041,705)	—
OTC Credit Default Swap Agreements	—	205,430	—
Centrally Cleared Credit Default Swap Agreements	—	1,213,848	—

Total	$82,541,491	$3,836,433,834	$16,619,390

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	29.8%
U.S. Government Agency Obligations	26.8
Residential Mortgage-Backed Securities	6.7
Commercial Mortgage-Backed Securities	5.5
Banks	5.0
Oil & Gas	3.4
Non-Residential Mortgage-Backed Securities	3.3
Foreign Government Bonds	2.9
Collateralized Loan Obligations	2.7
Municipal Bonds	2.3
Media	2.2
Diversified Financial Services	2.1
Affiliated Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	2.0
Telecommunications	1.9
Auto Manufacturers	1.9
Electric	1.5
Healthcare – Services	1.4
Computers	1.1
Pipelines	1.1
Pharmaceuticals	1.0
Insurance	0.8
Chemicals	0.8
Retail	0.6
Mining	0.6
Healthcare – Products	0.5
Agriculture	0.5
Real Estate Investment Trusts (REITs)	0.5
Aerospace & Defense	0.4
Internet	0.4
Transportation	0.4
Software	0.4
Biotechnology	0.3
Miscellaneous Manufacturing	0.3
Commercial Services	0.3
Beverages	0.3
Semiconductors	0.3
Packaging & Containers	0.3
Building Materials	0.3
Borrowed Bond Agreements	0.3
Foods	0.3
Forest Products & Paper	0.2
Auto Parts & Equipment	0.2
Diversified Telecommunication Services	0.2
Iron/Steel	0.2
Apparel	0.1
Electrical Components & Equipment	0.1
Home Builders	0.1
Trucking & Leasing	0.1
Airlines	0.1
Housewares	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Entertainment	0.1
Environmental Control	0.1
Machinery – Construction & Mining	0.1
Machinery – Diversified	0.1
Real Estate	0.1
Electronics	0.1

Borrowed Bonds	(0.3)%
U.S. Government Agency Obligations – Short	(6.8)

108.3
Options Written	— *
Liabilities in excess of other assets	(8.3)

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker —variation margin swaps	$1,215,369	*	Due from/to broker — variation margin swaps	$1,521	*
Credit contracts	Unrealized appreciation on OTC swap agreements	149,256		Unrealized depreciation on OTC swap agreements	1,140,750
Credit contracts	Premiums paid for OTC swap agreements	1,966,668		Premiums received for OTC swap agreements	769,744
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,553,677		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,912,091
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	49,249		Unrealized depreciation on OTC cross currency exchange contracts	8,067
Foreign exchange contracts	Unaffiliated investments	590,166		Options written outstanding, at value	251,703
Interest rate contracts	Due from/to broker — variation margin futures	2,074,247	*	Due from/to broker — variation margin futures	926,044	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	464,759		Unrealized depreciation on OTC swap agreements	85,367
Interest rate contracts	Unaffiliated investments	104,876		Options written outstanding, at value	39,500
Interest rate contracts	Premiums paid for OTC swap agreements	751		Premiums received for OTC swap agreements	390
Interest rate contracts	Due from/to broker — variation margin swaps	46,790	*	Due from/to broker —variation margin swaps	1,088,495	*

		$10,215,808			$7,223,672

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Credit contracts	$—	$—	$—	$(35,427)	$—	$(35,427)
Foreign exchange contracts	(2,766,692)	3,095,333	—	—	(503,429)	(174,788)
Interest rate contracts	(1,167,489)	(8,490)	1,499,455	1,184,941	—	1,508,417

Total	$(3,934,181)	$3,086,843	$1,499,455	$1,149,514	$(503,429)	$1,298,202

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Credit Contracts	$—	$—	$—	$612,841	$—	$612,841
Foreign exchange contracts	(468,242)	(464,405)	—	—	912,268	(20,379)
Interest rate contracts	(2,753)	22,016	329,388	(245,211)	—	103,440

Total	$(470,995)	$(442,389)	$329,388	$367,630	$912,268	$695,902

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Forward Foreign Currency Exchange Contracts — Purchased(4)	Forward Foreign Currency Exchange Contracts — Sold(4)	Cross Currency Exchange Contracts(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements — Buy Protection(2)	Credit Default Swap Agreements — Sell Protection(2)
$2,255,204	$1,596	$136,216,265	$209,687,479	$88,351,504	$166,616,068	$494,866	$245,931	$129,562	$96,388

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$568,882	$(144,644)	$(97,467)	$326,771
Bank of New York Mellon	69,215	(69,215)	—	—
Barclays Capital Group	929,860	(240,211)	—	689,649
BNP Paribas	695,978	(560,414)	—	135,564
Citigroup Global Markets	477,697	(329,487)	—	148,210
Credit Suisse First Boston Corp.	66,275	(66,275)	—	—
Deutsche Bank AG	490,755	(246,383)	—	244,372
Goldman Sachs & Co.	712,238	(436,222)	—	276,016
Hong Kong & Shanghai Bank	544,187	(496,720)	—	47,467
JPMorgan Chase	679,514	(679,514)	—	—
Morgan Stanley	358,044	(358,044)	—	—
Northern Trust Bank FSB	223,029	—	—	223,029
Royal Bank of Scotland Group PLC	718,732	(216,231)	—	502,501
Societe Generale	37,437	—	—	37,437
Standard Chartered PLC	149,122	(118,879)	—	30,243
State Street Bank	34,297	(34,297)	—	—
UBS AG	19,264	(14,579)	—	4,685

	$6,774,526

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(144,644)	$144,644	$—	$—
Bank of New York Mellon	(92,302)	69,215	—	(23,087)
Barclays Capital Group	(240,211)	240,211	—	—
BNP Paribas	(560,414)	560,414	—	—
Citigroup Global Markets	(329,487)	329,487	—	—
Credit Suisse First Boston Corp.	(160,517)	66,275	—	(94,242)
Deutsche Bank AG	(246,383)	246,383	—	—
Goldman Sachs & Co.	(436,222)	436,222	—	—
Hong Kong & Shanghai Bank	(496,720)	496,720	—	—
JPMorgan Chase	(714,329)	679,514	—	(34,815)
Morgan Stanley	(1,111,871)	358,044	—	(753,827)

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Northern Trust Bank FSB	$—	$—	$—	$—
Royal Bank of Scotland Group PLC	(216,231)	216,231	—	—
Societe Generale	—	—	—	—
Standard Chartered PLC	(118,879)	118,879	—	—
State Street	(285,323)	34,297	—	(251,026)
UBS AG	(14,579)	14,597	—	—

	$(5,168,112)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $24,436,824:
Unaffiliated investments (cost $4,303,873,507)	$4,341,502,526
Affiliated investments (cost $75,187,542)	75,187,542
Cash	1,166,199
Foreign currency, at value (cost $4,404,843)	4,453,002
Deposit with broker for futures and centrally cleared swaps	8,564,600
Receivable for investments sold	601,707,810
Dividends and interest receivable	23,762,608
Receivable for fund share sold	6,197,429
Unrealized appreciation on OTC forward foreign currency contracts	3,553,677
Premiums paid for OTC swap agreements	1,967,419
Unrealized appreciation on OTC swap agreements	614,015
Due from broker-variation margin swaps	484,884
Unrealized appreciation on OTC cross currency exchange contracts	49,249
Prepaid expenses	4,260

Total Assets	5,069,215,220

LIABILITIES:
Payable for investments purchased	724,235,625
Securities sold short, at value (proceeds received $259,204,843)	260,543,405
Reverse repurchase agreements	212,543,370
Payable to broker for collateral for securities on loan	25,000,244
Borrowed Bonds - Short (proceeds received $10,111,678)	10,305,672
Unrealized depreciation on OTC forward foreign currency contracts	2,912,091
Unrealized depreciation on OTC swap agreements	1,226,117
Premiums received for OTC swap agreements	770,134
Interest payable on securities sold short	647,058
Advisory fees payable	632,309
Options written outstanding, at value (premiums received $365,402)	291,203
Accrued expenses and other liabilities	200,690
Interest payable on reverse repurchase agreements	175,313
Due to broker-variation margin futures	122,489
Distribution fee payable	105,528
Payable for fund share repurchased	17,507
Unrealized depreciation on OTC cross currency exchange contracts	8,067
Deferred trustees’ fees	395
Affiliated transfer agent fee payable	342

Total Liabilities	1,239,737,559

NET ASSETS	$3,829,477,661

Net assets were comprised of:
Paid-in capital	$2,882,845,934
Retained earnings	946,631,727

Net assets, June 30, 2016	$3,829,477,661

Net asset value and redemption price per share, $3,829,477,661 / 289,244,013 outstanding shares of beneficial interest	$13.24

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$57,883,967
Affiliated income from securities lending, net	307,920
Unaffiliated dividend income	216,634
Affiliated dividend income	157,767

58,566,288

EXPENSES
Advisory fees	8,284,720
Distribution fee	4,545,781
Interest expense on short sales and reverse repurchase agreements	1,602,427
Custodian and accounting fees	350,000
Audit fee	32,000
Insurance expenses	25,000
Trustees’ fees	22,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	420
Miscellaneous	16,521

Total expenses	14,895,869
Less: advisory fee waivers and/or expense reimbursement	(636,409)

Net expenses	14,259,460

NET INVESTMENT INCOME (LOSS)	44,306,828

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(34,768,882)
Futures transactions	1,499,455
Options written transactions	3,086,843
Swap agreements transactions	1,149,514
Foreign currency transactions	(4,493,013)

(33,526,083)

Net change in unrealized appreciation (depreciation) on:
Investments.	187,359,328
Futures	329,388
Options written	(442,389)
Swap agreements	367,630
Foreign currencies	(206,844)

187,407,113

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	153,881,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,187,858

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF CASH FLOWS

(unaudited)

Six Months Ended June 30, 2016

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$62,093,118
Operating expenses paid	(12,850,719)
Interest paid on securities sold short	(862,752)
Interest paid on reverse repurchase agreements	(244,121)
Purchases of long-term portfolio investments	(4,780,653,717)
Net purchases and sales of short-term portfolio investments	188,780,650
Proceeds from disposition of long-term portfolio investments	5,081,410,288
Net payments from cover of short sales	(1,562,020,433)
Net proceeds received from securities sold short	1,510,058,608
Net proceeds from futures transactions	1,407,193
Net payment for swap agreements transactions	(5,658,631)
Net proceeds from options written transactions	1,370,880
Net payment for foreign currency transactions	(7,865,228)
Decrease in receivable for investments sold	64,677,311
Decrease in prepaid expenses	25,013
Decrease in payable for investments purchased	(27,530,598)
Decrease in reverse repurchase agreements	(202,925,796)
Decrease in payable to broker for collateral for securities on loan	(172,289,050)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	136,922,016

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	418,666,995
Payment of fund share repurchased	(565,391,612)

NET CASH USED IN FINANCING ACTIVITIES	(146,724,617)

Net change in cash	(9,802,601)
Cash at beginning of year	10,968,800

CASH AT END OF PERIOD	1,166,199

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$198,187,858

Increase in investments	438,865,980
Net realized loss on investment and foreign currency transactions	33,526,083
Decrease in net unrealized appreciation on investments and foreign currency transactions	(187,407,113)
Increase in foreign currency	(2,253,103)
Increase in deposit with Broker for futures and centrally cleared swaps	(6,573,627)
Decrease in receivable for investments sold	64,677,311
Decrease in dividends and interest receivable	3,526,830
Increase in unrealized appreciation on OTC forward foreign currency contracts	(2,796,000)
Increase in premiums paid for OTC swap agreements	(1,246,666)
Increase in unrealized appreciation on OTC swap agreements	(459,269)
Decrease in due from broker-variation margin swaps	585,582
Increase in unrealized appreciation on OTC cross currency exchange contracts	(49,249)
Decrease in prepaid expenses	25,013
Decrease in payable for investments purchased	(27,530,598)
Decrease in reverse repurchase agreements	(202,925,796)
Decrease in payable to broker for collateral for securities on loan	(172,289,050)
Increase in unrealized depreciation on OTC forward foreign currency contracts	1,924,914
Increase in unrealized depreciation on OTC swap agreements	729,636
Decrease in premiums received for OTC swap agreements	(143,821)
Increase in interest payable on securities sold short	320,241
Decrease in advisory fees payable	(29,524)
Decrease in options written outstanding	(1,273,574)
Decrease in due to broker-variation margin futures	(489,260)
Decrease in accrued expenses and other liabilities	(166,806)
Increase in interest payable on reverse repurchase agreements	175,313
Increase in distribution fee payable	2,755
Increase in unrealized depreciation on OTC cross currency exchange contracts	8,067
Decrease in deferred trustees’ fees	(113)
Increase in affiliated transfer agent fee payable	2

Total adjustments	(61,265,842)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	136,922,016

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$44,306,828	$94,883,317
Net realized gain (loss) on investment and foreign currency transactions	(33,526,083)	47,931,791
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	187,407,113	(222,253,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,187,858	(79,438,119)

FUND SHARE TRANSACTIONS:
Fund share sold [32,865,172 and 48,578,677 shares, respectively]	422,172,279	617,103,741
Fund share repurchased [44,427,256 and 63,993,659 shares, respectively]	(564,294,602)	(814,370,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(142,122,323)	(197,266,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,065,535	(276,704,768)
NET ASSETS:
Beginning of period	3,773,412,126	4,050,116,894

End of period	$3,829,477,661	$3,773,412,126

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.4% ASSET-BACKED SECURITIES — 18.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 4.9%
ACAS CLO Ltd., Series 2013-2, Class AR^	1.842%	(c)	12/15/27	1,750	$1,750,000
Ares XXIII CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR1, 144A	2.833%	(c)	04/19/23	5,225	5,243,421
Atrium VII (Cayman Islands), Series 7A, Class BR, 144A	2.376%	(c)	11/16/22	1,735	1,714,950
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(c)	07/15/24	2,350	2,323,628
BlueMountain CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.954%	(c)	07/20/23	1,850	1,844,140
Cent CLO LP (Cayman Islands), Series 2012-16A, Class A2R, 144A	2.887%	(c)	08/01/24	3,500	3,514,085
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1, 144A	2.517%	(c)	11/27/24	2,000	1,973,166
Flatiron CLO Ltd. (Cayman Islands), Series 2011-1A, Class A, 144A	2.178%	(c)	01/15/23	5,822	5,810,289
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands), Series 2013-7A, Class A, 144A	1.788%	(c)	04/25/25	300	296,640
Octagon Investment Partners XIV Ltd. (Cayman Islands), Series 2012-1A, Class A1, 144A	2.028%	(c)	01/15/24	2,000	1,993,672
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class A, 144A	2.056%	(c)	11/20/23	5,400	5,388,904
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(c)	04/15/25	1,500	1,474,977

					33,327,872

Non-Residential Mortgage-Backed Securities — 13.4%
CarMax Auto Owner Trust, Series 2016-2, Class A3	1.520%		02/16/21	2,850	2,866,515
Chase Issuance Trust, Series 2016-A2, Class A	1.370%		06/15/21	6,500	6,533,634
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	5,920	5,963,343
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	4,630	4,629,295
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	2,300	2,315,625
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	6,380	6,402,916
Drive Auto Receivables Trust, Series 2015-CA, Class A3, 144A	1.380%		10/15/18	2,273	2,273,020
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,328,440
Ford Credit Auto Owner Trust, Series 2016-B, Class A3	1.330%		10/15/20	5,133	5,157,988
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	3,410	3,434,909
Hyundai Floorplan Master Owner Trust Series, Series 2016-1A, Class A2, 144A	1.820%		03/15/21	490	490,381
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,372,730
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 144A	1.142%	(c)	05/17/21	3,250	3,238,944
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.642%	(c)	12/15/28	900	886,707
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,966,552
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3	1.560%		05/15/20	1,530	1,532,062

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
SLC Student Loan Trust, Series 2006-2, Class A5	0.752%	(c)	09/15/26	2,300	$2,230,642
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3	1.052%	(c)	06/15/33	6,409	5,946,884
SLM Student Loan Trust, Series 2005-3, Class A5	0.728%	(c)	10/25/24	1,831	1,798,840
SMB Private Education Loan Trust, Series 2015-A, Class A1, 144A	1.042%	(c)	07/17/23	4,498	4,491,328
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,430	1,449,607
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	3,822	3,832,749
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A	2.210%		05/15/24	9,485	9,661,301
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3	1.300%		04/15/20	2,040	2,049,327
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,556,035

					91,409,774

Residential Mortgage-Backed Securities — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	1.153%	(c)	07/25/32	3	2,219
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	1.193%	(c)	08/25/32	98	86,338
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.573%	(c)	07/25/37	701	416,722
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.813%	(c)	11/25/34	118	100,848

					606,127

TOTAL ASSET-BACKED SECURITIES (cost $125,165,874)					125,343,773

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.6%
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	1.662%	(c)	01/15/28	4,600	4,605,835
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.392%	(c)	02/10/51	2,286	2,405,919
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,758,256
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,391,727
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	6,800	6,850,462
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.842%	(c)	12/15/27	1,891	1,889,249
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class A, 144A	2.142%	(c)	07/15/30	3,250	3,233,772
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 144A	5.810%	(c)	06/14/50	1,198	1,217,275
COMM Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,000	3,262,367
COMM Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,347,253
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM	5.343%		12/15/39	3,000	3,027,821
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.977%	(c)	01/15/49	1,800	224,655

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
DBUBS Mortgage Trust, Series 2011-LC2A, Class A3FL, 144A	1.796%	(c)	07/12/44	4,262	$4,281,185
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,581,873
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	9,188	9,325,997
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.118%	(c)	01/25/26	6,393	445,337
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	2,151	2,156,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A	5.397%		05/15/45	1,573	1,570,295
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,270,301
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,845,214
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,398,869
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3	5.569%		12/15/44	2,197	2,272,844
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	4,144	4,302,359
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	1.584%	(c)	08/14/31	4,079	4,073,957
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,777	3,871,286
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class A4FL, 144A	0.596%	(c)	10/15/48	3,670	3,660,710
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C31, Class A5FL, 144A	0.656%	(c)	04/15/47	4,600	4,560,312
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class A, 144A	1.472%	(c)	02/15/27	6,500	6,488,338
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	8,374,814
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	1,000	1,036,710

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,707,721)					99,731,934

CORPORATE OBLIGATIONS — 27.0%
Agriculture — 0.3%
Reynolds American, Inc., Gtd. Notes	2.300%		06/12/18	2,200	2,235,292

Airlines — 0.7%
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18	162	167,088
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%		04/22/20	2,813	3,150,023
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,192	1,319,385

					4,636,496

Auto Manufacturers — 3.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A^	1.500%		07/05/19	1,700	1,700,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17	1,200	1,202,552
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	7,200	7,288,560

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Manufacturers (continued)
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	900	$902,507
General Motors Financial Co., Inc., Gtd. Notes	3.000%	09/25/17	2,900	2,942,015
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	1,110	1,133,930
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	1,600	1,633,165
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.400%	10/30/18	750	760,475
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.000%	03/08/19	1,220	1,234,783
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%	05/22/18	1,881	1,879,695

				20,677,682

Banks — 7.5%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.125%	05/25/18	2,104	2,110,865
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	3,700	3,965,098
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	2,400	2,455,846
Bank of America Corp., Sr. Unsec’d. Notes	2.650%	04/01/19	2,575	2,638,021
Bank of Nova Scotia (The) (Canada), Covered Bonds	1.875%	04/26/21	4,715	4,752,621
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%	09/15/17	4,000	4,242,020
Capital One NA, Sr. Unsec’d. Notes	2.350%	08/17/18	3,200	3,244,717
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.550%	05/13/21	250	252,414
Citizens Bank NA, Sr. Unsec’d. Notes, BKNT	2.300%	12/03/18	1,160	1,175,180
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%	06/26/17	500	517,440
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%	07/19/18	2,976	3,053,882
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	01/18/18	1,000	1,065,288
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.625%	05/15/18	6,332	6,356,752
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.400%	06/07/21	715	724,993
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	200	224,823
KFW (Germany), Gov’t. Gtd. Notes	1.875%	06/30/20	2,860	2,942,468
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.375%	07/23/19	5,079	5,162,798
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	1.125%	04/26/19	6,010	6,030,109

				50,915,335

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	2,385	2,473,281

Biotechnology — 0.1%
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	542	564,849

Computers — 0.6%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	4,299	4,402,434

Diversified Financial Services — 2.7%
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	09/04/18	3,110	3,109,344
Ally Financial, Inc., Gtd. Notes	2.750%	01/30/17	2,100	2,109,815
Ally Financial, Inc., Gtd. Notes	5.500%	02/15/17	2,100	2,131,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	3,400	3,455,250
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%	11/30/24	771	790,375

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	1,500	$1,466,250
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	200	201,000
Lehman Brothers Holdings, Inc., MTN(d)	3.011%	(s)	12/23/10	4,200	283,500
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	4,400	4,406,895
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	348,775

					18,302,704

Electric — 0.4%
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.150%		06/15/19	660	667,678
Southern Co. (The), Sr. Unsec’d. Notes	1.850%		07/01/19	1,845	1,868,341

					2,536,019

Foods — 0.2%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20	1,100	1,173,270

Healthcare – Products — 0.4%
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	2,140	2,164,449
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19	790	803,072

					2,967,521

Healthcare – Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%		06/07/19	1,505	1,524,550
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17	4,500	4,691,250
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	1,000	1,035,000

					7,250,800

Home Builders — 0.2%
Lennar Corp., Gtd. Notes	4.500%		06/15/19	1,500	1,556,850

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21	2,505	2,587,928
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		09/10/19	2,000	2,043,280
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	3,278	3,339,348

					7,970,556

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%		10/15/20	620	668,814

Machinery – Diversified — 0.8%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	4,800	5,160,000

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	3.579%		07/23/20	2,165	2,263,386
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	2,200	2,238,500
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19	2,515	2,558,980

					7,060,866

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Oil & Gas — 0.2%
Pemex Project Funding Master Trust (Mexico), Gtd. Notes, RegS	6.375%	08/05/16	EUR	590	$657,939
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/2115		169	128,440
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		712	734,784

					1,521,163

Oil & Gas Services — 0.2%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350%	12/21/18		1,650	1,682,191

Pharmaceuticals — 2.1%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800%	05/14/18		7,275	7,326,063
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19		900	914,097
Actavis, Inc., Gtd. Notes	1.875%	10/01/17		600	602,996
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19		4,200	4,429,921
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18		1,250	1,260,761

					14,533,838

Real Estate Investment Trusts (REITs) — 0.6%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18		4,400	4,422,480

Retail — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	2.125%	06/01/21		1,735	1,756,335
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19		2,200	2,258,494
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	1.750%	05/30/18		320	322,500
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.600%	06/01/21		360	366,716

					4,704,045

Semiconductors — 0.1%
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20		447	456,800

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21		3,060	3,071,239

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/19		920	939,580
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20		1,060	1,082,217
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		2,175	2,316,375
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18		1,431	1,503,690
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20		1,005	1,115,506

					6,957,368

Trucking & Leasing — 0.9%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	3.875%	09/27/16		3,300	3,304,719
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18		1,000	1,018,417

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20		1,561	$1,589,374

						5,912,510

TOTAL CORPORATE OBLIGATIONS (cost $181,592,563)						183,814,403

FOREIGN GOVERNMENT BONDS — 1.7%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		935	997,177
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		234	263,250
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN	4.750%		06/25/19	EUR	1,210	1,432,207
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.625%		06/14/23	EUR	161	180,260
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16		2,461	2,481,106
Mexican Udibonos (Mexico), Bonds	3.500%		12/14/17	MXN	344	104,612
Poland Government Bond (Poland), Bonds	1.500%		04/25/20	PLN	5,336	1,331,195
Poland Government Bond (Poland), Bonds	5.750%		09/23/22	PLN	1,685	509,784
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20		3,335	3,395,964
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19		783	803,784
Russian Federal Bond-OFZ (Russia), Bonds	7.000%		08/16/23	RUB	1,710	24,976

TOTAL FOREIGN GOVERNMENT BONDS (cost $11,442,527)						11,524,315

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.839%	(c)	04/25/22		593	570,319
Banc of America Funding Corp., Series 2004-A, Class 1A3	2.746%	(c)	09/20/34		157	154,741
Banc of America Funding Corp., Series 2005-D, Class A1	2.926%	(c)	05/25/35		226	230,239
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35		321	318,890
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		850	774,921
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.797%	(c)	04/25/33		47	46,690
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.972%	(c)	01/25/34		199	200,951
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.040%	(c)	02/25/34		219	212,732
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.343%	(c)	11/25/34		2,646	2,429,231
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.380%	(c)	08/25/35		221	221,623
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.732%	(c)	01/25/36		2,002	1,633,239
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.430%	(c)	09/25/35		384	382,112
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.410%	(c)	09/25/35		85	82,204
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		45	45,895
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.359%	(c)	01/25/34		213	210,579

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	1.133%	(c)	02/25/35	534	$448,985
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	520	525,082
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.743%	(c)	04/25/35	773	614,893
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.385%	(c)	04/25/35	771	604,206
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.793%	(c)	06/25/35	947	837,352
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.539%	(c)	06/25/33	543	528,557
Fannie Mae REMICS, Series 1988-22, Class A	1.941%	(c)	08/25/18	1	763
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	16	17,766
Fannie Mae REMICS, Series 2004-11, Class A	0.573%	(c)	03/25/34	196	194,315
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.556%	(c)	05/25/35	171	179,902
Fannie Mae REMICS, Series 2007-114, Class A6	0.653%	(c)	10/27/37	3,453	3,444,085
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,081	1,297,240
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	713	862,038
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.776%	(c)	07/25/44	847	871,736
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.576%	(c)	10/25/44	3,033	3,148,737
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.493%	(c)	12/25/36	1,325	1,316,283
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	2,264	2,423,519
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	3,053	3,246,874
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1	1.653%	(c)	11/25/28	1,925	1,926,510
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	3.433%	(c)	06/25/34	156	157,609
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	3.410%	(c)	06/25/34	520	503,259
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.913%	(c)	06/25/45	352	303,951
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.678%	(c)	06/25/34	52	50,009
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	2.890%	(c)	11/25/35	479	431,421
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.253%	(c)	08/19/34	808	770,040
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.723%	(c)	10/25/35	478	437,995
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	2.705%	(c)	11/25/33	305	306,601
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.030%	(c)	07/25/35	368	366,526
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.457%	(c)	10/25/35	588	554,074
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.843%	(c)	11/06/17	2,493	2,493,984
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	115	110,412
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.698%	(c)	07/19/35	501	444,545

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.683%	(c)	04/25/45	858	$800,106
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.437%	(c)	08/25/46	580	486,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.787%	(c)	12/25/33	78	78,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.762%	(c)	02/25/35	492	483,633

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $39,519,017)					38,782,350

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.6%
Federal Home Loan Mortgage Corp.	1.000%		04/27/18	8,745	8,761,449
Federal Home Loan Mortgage Corp.	1.050%		04/26/18-04/27/18	17,330	17,334,335
Federal Home Loan Mortgage Corp.	1.125%		10/11/18	5,950	5,950,161
Federal Home Loan Mortgage Corp.	1.290%		05/03/19	12,000	12,008,364
Federal Home Loan Mortgage Corp.	1.300%		04/29/19	3,000	3,000,984
Federal Home Loan Mortgage Corp.	2.575%	(c)	01/01/34	35	37,054
Federal Home Loan Mortgage Corp.	2.710%	(c)	12/01/26	9	9,218
Federal Home Loan Mortgage Corp.	3.000%	(c)	07/01/29	27	28,613
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,155	11,701,856
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,000	10,583,218
Federal National Mortgage Assoc.	2.282%	(c)	01/01/25	3	3,516
Federal National Mortgage Assoc.	2.500%		TBA	9,395	9,719,966
Federal National Mortgage Assoc.	2.646%	(c)	12/01/29	27	27,475
Federal National Mortgage Assoc.	2.709%	(c)	06/01/45	6,029	6,253,011
Federal National Mortgage Assoc.	2.770%	(c)	04/01/32	7	7,504
Federal National Mortgage Assoc.	3.152%	(c)	06/01/45	4,428	4,621,297
Federal National Mortgage Assoc.	3.500%		TBA	5,000	5,298,123
Federal National Mortgage Assoc.	4.000%		12/01/41	416	448,201
Federal National Mortgage Assoc.	4.000%		TBA	15,900	17,032,421
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,108,281
Federal National Mortgage Assoc.	4.500%		06/01/39-12/01/41	538	590,016
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,075,586
Federal National Mortgage Assoc.	5.000%	(c)	04/01/24	5	4,943
Government National Mortgage Assoc.	1.750%	(c)	05/20/24-06/20/26	61	62,843
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-11/20/29	120	124,518
Government National Mortgage Assoc.	2.500%	(c)	09/20/17	2	1,610

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $119,320,731)					119,794,563

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/26	3,500	3,710,607
U.S. Treasury Notes	0.625%		06/30/17	8,600	8,609,073
U.S. Treasury Notes	0.750%		06/30/17	3,625	3,633,356
U.S. Treasury Notes	0.875%		07/15/17-06/15/19	82,270	82,622,449

TOTAL U.S. TREASURY OBLIGATIONS (cost $98,383,149)					98,575,485

TOTAL LONG-TERM INVESTMENTS (cost $675,131,582)					677,566,823

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 10.1%		Shares	Value (Note 2)
AFFILIATED MUTUAL FUND — 10.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $68,908,423)(w) (Note 4)		68,908,423	$68,908,423

OPTIONS PURCHASED*	Counterparty	Notional Amount (000)#
Call Options
Currency Option USD vs CAD,
expiring 07/12/16, Strike Price 1.29	Goldman Sachs & Co.	23	$2,290
Currency Option USD vs CNH,
expiring 07/07/16, Strike Price 6.62	Deutsche Bank AG	37	2,982
Currency Option USD vs JPY,
expiring 08/05/16, Strike Price 106.00	Deutsche Bank AG	26	1,609
Currency Option USD vs MXN,
expiring 07/01/16, Strike Price 17.65	Citigroup Global Markets	32	11,737
expiring 07/18/16, Strike Price 19.00	UBS AG	15	652
Currency Option USD vs RUB,
expiring 07/01/16, Strike Price 64.50	UBS AG	40	408
Currency Option USD vs TRY,
expiring 07/01/16, Strike Price 2.95	Morgan Stanley	47	1
Currency Option USD vs ZAR,
expiring 07/08/16, Strike Price 15.00	BNP Paribas	39	2,445

			22,124

Put Options
Currency Option USD vs MXN,
expiring 07/15/16, Strike Price 18.30	JPMorgan Chase	39	4,794
expiring 07/15/16, Strike Price 18.50	JPMorgan Chase	102	19,014

			23,808

TOTAL OPTIONS PURCHASED (cost $49,999)			45,932

TOTAL SHORT-TERM INVESTMENTS (cost $68,958,422)			68,954,355

TOTAL INVESTMENTS — 109.5% (cost $744,090,004)			746,521,178
Liabilities in excess of other assets(z) — (9.5)%			(64,729,859)

NET ASSETS — 100.0%			$681,791,319

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,450,000 and 0.5% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
127	90 Day Euro Dollar	Dec. 2016	$31,470,825	$31,535,687	$64,862
1,062	2 Year U.S. Treasury Notes	Sep. 2016	231,910,258	232,926,470	1,016,212

					1,081,074

Short Positions:
137	90 Day Euro Dollar	Dec. 2017	33,855,013	33,967,438	(112,425)
6	5 Year Euro-Bobl	Sep. 2016	882,521	889,579	(7,058)
467	5 Year U.S. Treasury Notes	Sep. 2016	56,413,776	57,050,617	(636,841)
26	10 Year U.S. Treasury Notes	Sep. 2016	3,385,000	3,457,594	(72,594)
14	10 Year U.S. Ultra Treasury Bonds	Sep. 2016	2,042,105	2,039,406	2,699
3	20 Year U.S. Treasury Bonds	Sep. 2016	488,062	517,031	(28,969)

					(855,188)

					$225,886

Cash of $371,030 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/05/16	Goldman Sachs & Co.	BRL	559	$154,000	$173,648	$19,648
Expiring 07/05/16	Goldman Sachs & Co.	BRL	457	128,000	142,004	14,004
Expiring 07/05/16	Goldman Sachs & Co.	BRL	311	90,000	96,560	6,560
Expiring 07/05/16	Hong Kong & Shanghai Bank	BRL	923	256,000	286,848	30,848
Expiring 07/05/16	JPMorgan Chase	BRL	315	90,000	97,958	7,958
Expiring 07/05/16	Morgan Stanley	BRL	612	180,000	190,210	10,210
Expiring 07/05/16	Royal Bank of Scotland Group PLC	BRL	463	128,000	143,814	15,814
Expiring 07/05/16	Royal Bank of Scotland Group PLC	BRL	314	87,091	97,607	10,516
Expiring 08/02/16	Goldman Sachs & Co.	BRL	2,180	646,664	671,442	24,778
Expiring 08/02/16	Goldman Sachs & Co.	BRL	607	180,000	186,897	6,897
Canadian Dollar,
Expiring 07/14/16	Deutsche Bank AG	CAD	150	115,500	116,027	527
Expiring 07/14/16	Royal Bank of Scotland Group PLC	CAD	149	115,500	115,411	(89)
Expiring 07/14/16	Royal Bank of Scotland Group PLC	CAD	75	57,750	58,078	328
Chinese Renminbi,
Expiring 07/11/16	BNP Paribas	CNH	2,470	370,000	370,352	352
Colombian Peso,
Expiring 07/05/16	Credit Suisse First Boston Corp.	COP	309,320	102,400	105,773	3,373
Expiring 08/01/16	Credit Suisse First Boston Corp.	COP	384,540	130,000	130,666	666
Expiring 08/01/16	Credit Suisse First Boston Corp.	COP	380,575	130,000	129,319	(681)
Expiring 08/01/16	Standard Chartered PLC	COP	767,780	260,000	260,890	890
Expiring 08/01/16	Standard Chartered PLC	COP	527,184	180,000	179,136	(864)
Euro,
Expiring 07/13/16	Goldman Sachs & Co.	EUR	332	379,733	368,341	(11,392)
Expiring 07/14/16	Royal Bank of Scotland Group PLC	EUR	185	209,092	205,413	(3,679)
Expiring 08/12/16	Royal Bank of Scotland Group PLC	EUR	323	366,148	359,559	(6,589)
Expiring 08/16/16	Citigroup Global Markets	EUR	161	180,461	178,543	(1,918)
Expiring 08/16/16	Deutsche Bank AG	EUR	185	209,728	205,662	(4,066)
Expiring 08/16/16	JPMorgan Chase	EUR	119	131,837	132,068	231
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	332	375,483	368,801	(6,682)
Indian Rupee,
Expiring 07/13/16	JPMorgan Chase	INR	13,713	204,000	202,694	(1,306)
Expiring 07/14/16	JPMorgan Chase	INR	23,796	354,000	351,670	(2,330)
Japanese Yen,
Expiring 07/14/16	Citigroup Global Markets	JPY	21,978	205,000	212,927	7,927

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued)
Expiring 07/14/16	Standard Chartered PLC	JPY	92,301	$861,000	$894,217	$33,217
Expiring 08/16/16	Royal Bank of Scotland Group PLC	JPY	113,680	1,066,000	1,102,510	36,510
Malaysian Ringgit,
Expiring 07/14/16	JPMorgan Chase	MYR	416	102,000	103,019	1,019
Mexican Peso,
Expiring 07/05/16	JPMorgan Chase	MXN	4,740	259,000	259,137	137
Expiring 07/05/16	JPMorgan Chase	MXN	4,534	247,760	247,891	131
Expiring 07/05/16	JPMorgan Chase	MXN	2,897	167,000	158,365	(8,635)
Expiring 07/06/16	Citigroup Global Markets	MXN	2,004	108,413	109,547	1,134
Expiring 07/06/16	Hong Kong & Shanghai Bank	MXN	2,085	115,537	113,958	(1,579)
Expiring 07/06/16	Morgan Stanley	MXN	2,865	154,000	156,621	2,621
Expiring 07/06/16	State Street Bank	MXN	943	51,000	51,531	531
Expiring 07/06/16	UBS AG	MXN	1,857	99,669	101,500	1,831
Expiring 07/07/16	Goldman Sachs & Co.	MXN	5,449	286,440	297,825	11,385
Expiring 07/07/16	Goldman Sachs & Co.	MXN	2,847	154,000	155,618	1,618
Expiring 07/08/16	Royal Bank of Scotland Group PLC	MXN	1,907	103,139	104,214	1,075
Expiring 07/13/16	Citigroup Global Markets	MXN	4,853	261,217	265,123	3,906
Expiring 07/13/16	Citigroup Global Markets	MXN	4,450	239,470	243,075	3,605
Expiring 07/13/16	Royal Bank of Scotland Group PLC	MXN	9,272	498,819	506,520	7,701
Expiring 07/20/16	Goldman Sachs & Co.	MXN	1,997	107,891	109,030	1,139
Expiring 07/20/16	Hong Kong & Shanghai Bank	MXN	2,020	111,812	110,256	(1,556)
Expiring 07/28/16	BNP Paribas	MXN	1,450	76,500	79,101	2,601
Expiring 08/16/16	Citigroup Global Markets	MXN	3,905	209,260	212,562	3,302
Expiring 08/16/16	Deutsche Bank AG	MXN	5,372	286,440	292,453	6,013
Expiring 08/16/16	Deutsche Bank AG	MXN	2,935	154,000	159,768	5,768
Expiring 08/16/16	Royal Bank of Scotland Group PLC	MXN	2,869	153,000	156,199	3,199
New Zealand Dollar,
Expiring 07/06/16	Hong Kong & Shanghai Bank	NZD	2,520	1,735,194	1,798,706	63,512
Polish Zloty,
Expiring 08/16/16	Royal Bank of Scotland Group PLC	PLN	7,729	1,930,384	1,956,718	26,334
Russian Ruble,
Expiring 07/06/16	Deutsche Bank AG	RUB	10,717	159,000	167,313	8,313
Expiring 07/06/16	Deutsche Bank AG	RUB	10,597	159,000	165,451	6,451
Expiring 07/14/16	BNP Paribas	RUB	17,319	264,000	269,804	5,804
Expiring 07/14/16	BNP Paribas	RUB	8,542	131,000	133,074	2,074
Expiring 07/14/16	Deutsche Bank AG	RUB	17,400	264,000	271,069	7,069
Expiring 08/16/16	Deutsche Bank AG	RUB	16,796	259,200	259,325	125
Expiring 08/16/16	Deutsche Bank AG	RUB	12,402	186,000	191,489	5,489
South African Rand,
Expiring 07/08/16	BNP Paribas	ZAR	3,105	202,800	210,451	7,651
Expiring 07/08/16	Goldman Sachs & Co.	ZAR	2,024	135,200	137,162	1,962
Expiring 07/08/16	Morgan Stanley	ZAR	1,689	111,151	114,464	3,313
Expiring 07/13/16	Citigroup Global Markets	ZAR	1,797	120,000	121,701	1,701
Expiring 07/13/16	Goldman Sachs & Co.	ZAR	1,817	120,000	123,055	3,055
South Korean Won,
Expiring 07/14/16	Morgan Stanley	KRW	246,672	213,200	214,123	923
Expiring 07/14/16	Standard Chartered PLC	KRW	124,615	106,600	108,172	1,572
Turkish Lira,
Expiring 07/08/16	BNP Paribas	TRY	468	158,000	162,334	4,334
Expiring 07/08/16	Morgan Stanley	TRY	314	108,000	108,867	867
Expiring 07/22/16	Hong Kong & Shanghai Bank	TRY	556	189,600	192,150	2,550
Expiring 07/22/16	Royal Bank of Scotland Group PLC	TRY	280	94,800	96,804	2,004

				$18,536,883	$18,930,590	$393,707

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/05/16	Goldman Sachs & Co.	BRL	2,163	$646,664	$672,291	$(25,627)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	602	180,000	187,133	(7,133)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	387	106,427	120,370	(13,943)
Expiring 07/05/16	Morgan Stanley	BRL	610	180,000	189,707	(9,707)
British Pound,
Expiring 08/16/16	Barclays Capital Group	GBP	10	13,496	13,318	178
Expiring 08/16/16	BNP Paribas	GBP	100	135,084	133,182	1,902
Expiring 08/16/16	BNP Paribas	GBP	95	128,325	126,523	1,802
Expiring 08/16/16	Citigroup Global Markets	GBP	133	176,064	176,733	(669)
Expiring 08/16/16	Deutsche Bank AG	GBP	95	128,032	126,523	1,509
Expiring 08/16/16	JPMorgan Chase	GBP	95	128,396	126,523	1,873
Expiring 08/16/16	JPMorgan Chase	GBP	85	114,744	113,205	1,539
Expiring 08/16/16	Royal Bank of Scotland Group PLC	GBP	40	54,037	53,273	764
Canadian Dollar,
Expiring 07/14/16	Morgan Stanley	CAD	148	115,500	114,528	972
Chinese Renminbi,
Expiring 11/07/16	Deutsche Bank AG	CNH	8,760	1,327,000	1,306,671	20,329
Colombian Peso,
Expiring 07/05/16	Credit Suisse First Boston Corp.	COP	321,781	102,400	110,034	(7,634)
Euro,
Expiring 07/06/16	Barclays Capital Group	EUR	1,133	1,265,187	1,257,635	7,552
Expiring 07/13/16	Royal Bank of Scotland Group PLC	EUR	332	375,072	368,341	6,731
Expiring 07/14/16	Morgan Stanley	EUR	185	210,497	205,412	5,085
Expiring 08/03/16	Morgan Stanley	EUR	1,077	1,196,655	1,196,725	(70)
Expiring 08/05/16	Goldman Sachs & Co.	EUR	595	678,301	661,191	17,110
Expiring 08/12/16	Royal Bank of Scotland Group PLC	EUR	323	369,671	359,559	10,112
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	323	366,195	359,610	6,585
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	185	209,313	205,662	3,651
Expiring 08/16/16	Royal Bank of Scotland Group PLC	EUR	119	130,981	132,068	(1,087)
Indian Rupee,
Expiring 07/13/16	Standard Chartered PLC	INR	13,919	204,000	205,739	(1,739)
Expiring 07/14/16	Citigroup Global Markets	INR	12,759	188,449	188,560	(111)
Expiring 07/14/16	Hong Kong & Shanghai Bank	INR	11,208	165,551	165,635	(84)
Japanese Yen,
Expiring 07/14/16	Royal Bank of Scotland Group PLC	JPY	113,790	1,066,000	1,102,406	(36,406)
Expiring 08/16/16	BNP Paribas	JPY	31,849	310,000	308,888	1,112
Expiring 08/16/16	BNP Paribas	JPY	22,940	223,000	222,477	523
Expiring 08/16/16	Goldman Sachs & Co.	JPY	22,921	223,000	222,297	703
Expiring 08/16/16	Morgan Stanley	JPY	31,887	310,000	309,249	751
Mexican Peso,
Expiring 07/05/16	Citigroup Global Markets	MXN	3,889	209,260	212,590	(3,330)
Expiring 07/05/16	Goldman Sachs & Co.	MXN	1,519	83,500	83,054	446
Expiring 07/05/16	JPMorgan Chase	MXN	6,973	381,000	381,201	(201)
Expiring 07/06/16	BNP Paribas	MXN	2,020	112,675	110,445	2,230
Expiring 07/06/16	BNP Paribas	MXN	2,004	111,759	109,547	2,212
Expiring 07/06/16	Citigroup Global Markets	MXN	3,827	205,000	209,203	(4,203)
Expiring 07/06/16	UBS AG	MXN	1,921	105,888	105,013	875
Expiring 07/07/16	Deutsche Bank AG	MXN	5,350	286,440	292,434	(5,994)
Expiring 07/07/16	Deutsche Bank AG	MXN	961	51,333	52,509	(1,176)
Expiring 07/07/16	Royal Bank of Scotland Group PLC	MXN	961	51,333	52,529	(1,196)
Expiring 07/07/16	UBS AG	MXN	960	51,333	52,493	(1,160)
Expiring 07/08/16	State Street Bank	MXN	1,907	105,119	104,214	905
Expiring 07/13/16	BNP Paribas	MXN	152	8,198	8,286	(88)
Expiring 07/13/16	JPMorgan Chase	MXN	3,206	175,003	175,119	(116)
Expiring 07/13/16	JPMorgan Chase	MXN	1,432	78,180	78,232	(52)
Expiring 07/13/16	Morgan Stanley	MXN	11,929	643,870	651,649	(7,779)
Expiring 07/13/16	UBS AG	MXN	1,857	99,597	101,432	(1,835)
Expiring 07/19/16	Bank of America	MXN	2,189	118,067	119,506	(1,439)
Expiring 07/19/16	Bank of America	MXN	2,097	112,933	114,465	(1,532)

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 07/20/16	State Street Bank	MXN	2,073	$112,820	$113,188	$(368)
Expiring 07/20/16	State Street Bank	MXN	1,943	104,659	106,097	(1,438)
Expiring 08/16/16	Citigroup Global Markets	MXN	2,941	154,000	160,112	(6,112)
Expiring 08/16/16	Citigroup Global Markets	MXN	2,004	107,971	109,093	(1,122)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	2,858	154,000	155,604	(1,604)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	2,263	120,700	123,203	(2,503)
Expiring 08/16/16	Goldman Sachs & Co.	MXN	1,997	107,605	108,724	(1,119)
Expiring 08/16/16	Royal Bank of Scotland Group PLC	MXN	1,907	102,741	103,802	(1,061)
Expiring 08/16/16	State Street Bank	MXN	947	51,000	51,529	(529)
New Taiwanese Dollar,
Expiring 07/14/16	JPMorgan Chase	TWD	6,576	204,000	203,916	84
New Zealand Dollar,
Expiring 07/06/16	Westpac Banking Corp.	NZD	2,520	1,700,128	1,798,705	(98,577)
Polish Zloty,
Expiring 08/16/16	Royal Bank of Scotland Group PLC	PLN	13,871	3,555,407	3,511,685	43,722
Expiring 08/16/16	State Street Bank	PLN	1,148	296,190	290,687	5,503
Russian Ruble,
Expiring 07/06/16	BNP Paribas	RUB	10,433	159,000	162,889	(3,889)
Expiring 07/06/16	Deutsche Bank AG	RUB	10,295	159,000	160,735	(1,735)
Expiring 07/14/16	Deutsche Bank AG	RUB	15,328	237,600	238,780	(1,180)
Expiring 07/14/16	Morgan Stanley	RUB	8,818	132,000	137,365	(5,365)
Expiring 07/14/16	Societe Generale	RUB	8,464	131,000	131,855	(855)
Expiring 07/20/16	JPMorgan Chase	RUB	1,438	21,762	22,365	(603)
Expiring 08/16/16	Deutsche Bank AG	RUB	17,308	259,200	267,229	(8,029)
Expiring 08/16/16	JPMorgan Chase	RUB	12,127	186,000	187,238	(1,238)
South African Rand,
Expiring 07/08/16	Citigroup Global Markets	ZAR	2,325	146,429	157,578	(11,149)
Expiring 07/08/16	Citigroup Global Markets	ZAR	1,372	86,492	93,034	(6,542)
Expiring 07/08/16	Hong Kong & Shanghai Bank	ZAR	3,431	216,230	232,542	(16,312)
Expiring 07/13/16	BNP Paribas	ZAR	1,786	120,000	120,950	(950)
Expiring 07/13/16	Morgan Stanley	ZAR	1,769	120,000	119,753	247
South Korean Won,
Expiring 07/14/16	JPMorgan Chase	KRW	619,906	533,000	538,106	(5,106)
Turkish Lira,
Expiring 07/08/16	BNP Paribas	TRY	314	108,000	108,857	(857)
Expiring 07/08/16	Deutsche Bank AG	TRY	470	158,000	163,208	(5,208)
Expiring 07/22/16	Citigroup Global Markets	TRY	827	284,400	285,918	(1,518)

				$23,847,863	$24,020,136	(172,273)

						$221,434

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/06/16	Buy	AUD	2,330	CAD	2,188	$43,327	Westpac Banking Corp.
07/06/16	Buy	AUD	2,330	NZD	2,482	(33,914)	Westpac Banking Corp.
07/06/16	Buy	CAD	2,182	AUD	2,330	(48,178)	Hong Kong & Shanghai Bank
07/06/16	Buy	EUR	159	RUB	11,420	(1,918)	Deutsche Bank AG
08/16/16	Buy	EUR	95	RUB	6,928	(1,128)	Deutsche Bank AG
07/06/16	Buy	NZD	2,463	AUD	2,330	20,699	JPMorgan Chase
07/06/16	Buy	RUB	12,047	EUR	159	11,704	Deutsche Bank AG
08/16/16	Buy	RUB	7,008	EUR	95	2,375	Deutsche Bank AG
08/05/16	Buy	SEK	13,956	EUR	1,480	7,478	BNP Paribas
08/05/16	Buy	SEK	660	EUR	70	377	Goldman Sachs & Co.

						$822

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	3,692	01/02/19	12.240%	Overnight Brazil Interbank Deposit(1)	$(767)	$—	$(767)	Bank of America
BRL	1,842	01/02/19	12.462%	Overnight Brazil Interbank Deposit(1)	1,774	—	1,774	Bank of America
BRL	1,840	01/02/19	12.520%	Overnight Brazil Interbank Deposit(1)	2,643	—	2,643	JPMorgan Chase
BRL	1,838	01/02/19	12.285%	Overnight Brazil Interbank Deposit(1)	(317)	—	(317)	Bank of America
BRL	1,007	01/02/19	12.305%	Overnight Brazil Interbank Deposit(1)	—	—	—	JPMorgan Chase
BRL	725	01/04/21	12.750%	Overnight Brazil Interbank Deposit(1)	8,896	—	8,896	Citigroup Global Markets
BRL	495	01/04/21	12.725%	Overnight Brazil Interbank Deposit(1)	5,975	—	5,975	JPMorgan Chase
BRL	2,934	01/02/23	12.500%	Overnight Brazil Interbank Deposit(1)	38,175	—	38,175	JPMorgan Chase
BRL	680	01/02/23	12.915%	Overnight Brazil Interbank Deposit(1)	16,032	—	16,032	Bank of America
BRL	464	01/02/23	12.365%	Overnight Brazil Interbank Deposit(1)	4,553	—	4,553	Citigroup Global Markets
BRL	181	01/02/23	12.620%	Overnight Brazil Interbank Deposit(1)	3,401	—	3,401	Bank of America
BRL	159	01/02/23	12.750%	Overnight Brazil Interbank Deposit(1)	3,058	—	3,058	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
BRL	156	01/02/23	12.730%	Overnight Brazil Interbank Deposit(1)	$2,923	$—	$2,923	Bank of America
CNH	1,905	05/12/21	2.772%	7 Day China Fixing Repo Rate(1)	2,727	—	2,727	Bank of America
CNH	1,525	05/12/21	2.750%	7 Day China Fixing Repo Rate(1)	1,946	—	1,946	Bank of America
CNH	1,525	05/12/21	2.750%	7 Day China Fixing Repo Rate(1)	1,945	—	1,945	Bank of America
CNH	1,225	05/12/21	2.740%	7 Day China Fixing Repo Rate(1)	1,502	—	1,502	Bank of America
CNH	1,222	05/12/21	2.750%	7 Day China Fixing Repo Rate(1)	1,584	—	1,584	Bank of America
CNH	765	05/12/21	2.750%	7 Day China Fixing Repo Rate(1)	977	—	977	Bank of America
CNH	765	05/12/21	2.725%	7 Day China Fixing Repo Rate(1)	860	—	860	Bank of America
COP	4,198,416	07/06/16	6.440%	Colombian Overnight Interbank(1)	21,057	(1,729)	22,786	Credit Suisse First Boston Corp.
COP	1,861,704	08/22/16	6.440%	90 Day Colombian Interbank Rate(1)	14,284	—	14,284	Credit Suisse First Boston Corp.
MXN	1,742	07/17/25	6.325%	28 Day Mexican Interbank Rate(1)	2,335	—	2,335	Citigroup Global Markets
MXN	5,260	08/06/25	6.330%	28 Day Mexican Interbank Rate(1)	7,260	(56)	7,316	Citigroup Global Markets
MXN	6,621	08/11/25	6.307%	28 Day Mexican Interbank Rate(2)	(8,366)	70	(8,436)	Deutsche Bank AG
MXN	1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(2)	(2,274)	18	(2,292)	Bank of America
MXN	1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(2)	(2,274)	18	(2,292)	Bank of America
MXN	15,344	06/15/26	6.299%	28 day Mexican interbank rate(1)	15,278	—	15,278	Goldman Sachs & Co.
PLN	1,420	04/29/21	1.915%	6 Month WIBOR(1)	2,392	—	2,392	Goldman Sachs & Co.
PLN	2,670	05/30/21	1.940%	6 Month WIBOR(1)	3,823	—	3,823	JPMorgan Chase

					$151,402	$(1,679)	$153,081

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
142	06/28/26	1.464%	3 Month LIBOR(2)	$—	$(795)	$(795)
567	06/28/26	1.463%	3 Month LIBOR(2)	—	(3,150)	(3,150)
4,840	02/29/20	1.318%	3 Month LIBOR(2)	—	(71,897)	(71,897)
5,440	02/29/20	1.320%	3 Month LIBOR(2)	—	(81,190)	(81,190)
5,440	02/29/20	1.250%	3 Month LIBOR(2)	—	(87,112)	(87,112)
5,880	02/29/20	1.318%	3 Month LIBOR(2)	—	(115,554)	(115,554)

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
10,910	02/29/20	1.374%	3 Month LIBOR(2)	$—	$(239,439)	$(239,439)
11,000	02/29/20	1.359%	3 Month LIBOR(2)	—	(234,757)	(234,757)
21,755	05/31/20	1.622%	3 Month LIBOR(1)	—	623,915	623,915

				$—	$(209,979)	$(209,979)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Federal Republic of Brazil	06/20/21	1.000%	104	3.078%	$(9,881)	$(11,898)	$2,017	Barclays Capital Group

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Malaysian Federation	06/20/21	1.000%	442	1.538%	$11,093	$13,350	$(2,257)	Barclays Capital Group
Malaysian Federation	06/20/21	1.000%	439	1.538%	(11,026)	(10,425)	(601)	Citigroup Global Markets
Malaysian Federation	06/20/21	1.000%	336	1.538%	8,439	10,404	(1,965)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	409	1.133%	2,476	2,092	384	BNP Paribas
Republic of Philippines	06/20/21	1.000%	365	1.133%	2,209	2,993	(784)	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%	211	1.133%	1,275	1,300	(25)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	156	1.133%	944	992	(48)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	148	1.133%	895	869	26	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%	130	1.133%	787	888	(101)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	129	1.133%	779	873	(94)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	129	1.133%	779	996	(217)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	129	1.133%	779	873	(94)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	126	1.133%	764	839	(75)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	114	1.133%	693	761	(68)	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%	108	1.133%	655	623	32	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%	104	1.133%	629	661	(32)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	84	1.133%	509	520	(11)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	84	1.133%	509	559	(50)	Barclays Capital Group
Republic of Philippines	06/20/21	1.000%	41	1.133%	249	260	(11)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued):
Republic of Philippines	06/20/21	1.000%	5	1.133%	$(32)	$(26)	$(6)	Bank of America
Republic of South Africa	06/20/21	1.000%	1,481	2.782%	121,060	127,664	(6,604)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	577	2.782%	(47,198)	(47,275)	77	Citigroup Global Markets
Republic of South Africa	06/20/21	1.000%	335	2.782%	27,384	39,008	(11,624)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	250	2.782%	20,436	27,693	(7,257)	JPMorgan Chase
Republic of South Africa	06/20/21	1.000%	205	2.782%	16,757	21,813	(5,056)	Barclays Capital Group
Republic of South Africa	06/20/21	1.000%	180	2.782%	14,714	20,167	(5,453)	Bank of America
Republic of South Africa	06/20/21	1.000%	115	2.782%	9,401	12,384	(2,983)	Citigroup Global Markets
Republic of South Africa	06/20/21	1.000%	105	2.782%	8,583	12,170	(3,587)	Goldman Sachs & Co.
Republic of South Africa	06/20/21	1.000%	100	2.782%	8,174	11,193	(3,019)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	85	2.782%	6,948	9,820	(2,872)	BNP Paribas
Republic of South Africa	06/20/21	1.000%	2	2.782%	163	221	(58)	Citigroup Global Markets

					$209,827	$264,260	$(54,433)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.IG.26.V1	06/20/21	1.000%	23,015	$186,084	$249,553	$63,469

Cash of $710,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared interest rate swap and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$31,577,872	$1,750,000
Non-Residential Mortgage-Backed Securities	—	91,409,774	—
Residential Mortgage-Backed Securities	—	606,127	—
Commercial Mortgage-Backed Securities	—	99,731,934	—
Corporate Obligations	—	182,114,403	1,700,000
Foreign Government Bonds	—	11,524,315	—
Residential Mortgage-Backed Securities	—	38,782,350	—
U.S. Government Agency Obligations	—	119,794,563	—
U.S. Treasury Obligations	—	98,575,485	—
Affiliated Mutual Fund	68,908,423	—	—
Options Purchased	—	45,932	—
Other Financial Instruments*
Futures Contracts	225,886	—	—
OTC Forward Foreign Currency Contracts	—	221,434	—
OTC Cross Currency Exchange Contracts	—	822	—
OTC Interest Rate Swap Agreements	—	151,402	—
Centrally Cleared Interest Rate Swap Agreements	—	(209,979)	—
OTC Credit Default Swap Agreements	—	199,946	—
Centrally Cleared Credit Default Swap Agreements	—	63,469	—

Total	$69,134,309	$674,589,849	$3,450,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	17.6%
Commercial Mortgage-Backed Securities	14.6
U.S. Treasury Obligations	14.4
Non-Residential Mortgage-Backed Securities	13.4
Affiliated Mutual Fund	10.1
Banks	7.5
Residential Mortgage-Backed Securities	5.8
Collateralized Loan Obligations	4.9
Auto Manufacturers	3.0
Diversified Financial Services	2.7
Pharmaceuticals	2.1
Foreign Government Bonds	1.7
Insurance	1.2
Healthcare – Services	1.1
Media	1.0
Telecommunications	1.0
Trucking & Leasing	0.9

Machinery – Diversified	0.8%
Retail	0.7
Airlines	0.7
Real Estate Investment Trusts (REITs)	0.6
Computers	0.6
Software	0.5
Healthcare – Products	0.4
Electric	0.4
Beverages	0.4
Agriculture	0.3
Oil & Gas Services	0.2
Home Builders	0.2
Oil & Gas	0.2
Foods	0.2
Leisure Time	0.1
Biotechnology	0.1
Semiconductors	0.1

109.5
Liabilities in excess of other assets	(9.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$2,536		Unrealized depreciation on OTC swap agreements	$54,952
Credit contracts	Premiums paid for OTC swap agreements	321,986		Premiums received for OTC swap agreements	69,624
Credit contracts	Due from/to broker — variation margin swaps	63,469	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency forward contracts	85,960		Unrealized depreciation on OTC cross currency forward contracts	85,138
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	592,080		Unrealized depreciation on OTC forward foreign currency contracts	370,646
Foreign exchange contracts	Unaffiliated investments	45,932		—	—
Interest rate contracts	Due from/to broker — variation margin futures	1,083,773	*	Due from/to broker — variation margin futures	857,887	*
Interest rate contracts	Due from/to broker — variation margin swaps	623,915	*	Due from/to broker — variation margin swaps	833,894	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	167,185		Unrealized depreciation on OTC swap agreements	14,104
Interest rate contracts	Premiums paid for OTC swap agreements	106		Premiums received for OTC swap agreements	1,785

Total		$2,986,942			$2,288,030

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Credit Contracts	$—	$—	$(212,859)	$—	$(212,859)
Foreign exchange contracts	(32,131)	—	—	(72,233)	(104,364)
Interest rate contracts	—	(822,310)	80,420	—	(741,890)

Total	$(32,131)	$(822,310)	$(132,439)	$(72,233)	$(1,059,113)

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Credit contracts	$—	$—	$26,752	$—	$26,752
Foreign exchange contracts	(6,039)	—	—	225,596	219,557
Interest rate contracts	—	623,799	(458,566)	—	165,233

Total	$(6,039)	$623,799	$(431,814)	$225,596	$411,542

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Cross Currency Exchange Contracts(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$22,568	$257,065,726	$81,834,253	$3,511,798	$14,588,414	$32,075,123

Interest Rate Swap Agreements(4)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)
$50,729	$3,104	$7,784

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$55,874	$(14,124)	$—	$41,750
Barclays Capital Group	102,823	(33,547)	—	69,276
BNP Paribas	193,518	(18,279)	—	175,239
Citigroup Global Markets	66,865	(66,865)	—	—
Credit Suisse First Boston Corp.	41,109	(10,044)	—	31,065
Deutsche Bank AG	97,738	(38,870)	—	58,868
Goldman Sachs & Co.	139,523	(66,908)	—	72,615
Hong Kong & Shanghai Bank	96,910	(67,709)	—	29,201
JPMorgan Chase	118,149	(27,639)	—	90,510
Morgan Stanley	25,397	(22,921)	—	2,476
Royal Bank of Scotland Group PLC	175,046	(56,789)	—	118,257
Societe Generale	—	—	—	—
Standard Chartered PLC	35,679	(2,603)	—	33,076
State Street Bank	6,939	(2,335)	—	4,604
UBS AG	16,888	(2,995)	—	13,893
Westpac Banking Corp.	43,327	(43,327)	—	—

	$1,215,785

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(14,124)	$14,124	$—	$—
Barclays Capital Group	(33,547)	33,547	—	—
BNP Paribas	(18,279)	18,279	—	—
Citigroup Global Markets	(98,140)	66,865	—	(31,275)
Credit Suisse First Boston Corp.	(10,044)	10,044	—	—
Deutsche Bank AG	(38,870)	38,870	—	—
Goldman Sachs & Co.	(66,908)	66,908	—	—
Hong Kong & Shanghai Bank	(67,709)	67,709	—	—
JPMorgan Chase	(27,639)	27,639	—	—
Morgan Stanley	(22,921)	22,921	—	—
Royal Bank of Scotland Group PLC	(56,789)	56,789	—	—
Societe Generale	(855)	—	—	(855)
Standard Chartered PLC	(2,603)	2,603	—	—
State Street Bank	(2,335)	2,335	—	—
UBS AG	(2,995)	2,995	—	—
Westpac Banking Corp.	(132,491)	43,327	—	(89,164)

	$(596,249)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized appreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $675,181,581)	$677,612,755
Affiliated investments (cost $68,908,423)	68,908,423
Foreign currency, at value (cost $555,791)	564,348
Receivable for investments sold	17,002,482
Dividends and interest receivable	2,508,365
Deposit with broker for futures and centrally cleared swaps	1,081,030
Unrealized appreciation on OTC forward foreign currency contracts	592,080
Due from broker-variation margin swaps	473,171
Receivable for fund share sold	363,364
Premiums paid for OTC swap agreements	322,092
Unrealized appreciation on OTC swap agreements	169,721
Unrealized appreciation on OTC cross currency exchange contracts	85,960
Prepaid expenses	10,919

Total Assets	769,694,710

LIABILITIES:
Payable for investments purchased	86,230,468
Payable for fund share repurchased	544,413
Unrealized depreciation on OTC forward foreign currency contracts	370,646
Due to broker-variation margin futures	279,661
Accrued expenses and other liabilities	125,631
Advisory fees payable	107,982
Unrealized depreciation on OTC cross currency exchange contracts	85,138
Premiums received for OTC swap agreements	71,409
Unrealized depreciation on OTC swap agreements	69,056
Distribution fee payable	18,645
Affiliated transfer agent fee payable	342

Total Liabilities	87,903,391

NET ASSETS	$681,791,319

Net assets were comprised of:
Paid-in capital	$674,153,966
Retained earnings	7,637,353

Net assets, June 30, 2016	$681,791,319

Net asset value and redemption price per share, $681,791,319 / 64,684,948 outstanding shares of beneficial interest	$10.54

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$6,959,594
Affiliated dividend income	137,870

7,097,464

EXPENSES
Advisory fees	1,879,142
Distribution fee	995,616
Custodian and accounting fees	140,000
Audit fee	30,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	8,940

Total expenses	3,082,698
Less: advisory fee waivers and/or expense reimbursement	(227,001)

Net expenses	2,855,697

NET INVESTMENT INCOME (LOSS)	4,241,767

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,335,445)
Futures transactions	(822,310)
Swap agreements transactions	(132,439)
Foreign currency transactions	(582,532)

(2,872,726)

Net change in unrealized appreciation (depreciation) on:
Investments	9,404,642
Futures	623,799
Swap agreements	(431,814)
Foreign currencies	241,389

9,838,016

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	6,965,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,207,057

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,241,767	$7,863,242
Net realized gain (loss) on investment and foreign currency transactions	(2,872,726)	(16,808,850)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,838,016	13,559,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,207,057	4,613,902

FUND SHARE TRANSACTIONS:
Fund share sold [5,924,535 and 9,570,896 shares, respectively]	61,886,936	99,731,981
Fund share repurchased [24,283,415 and 15,343,889 shares, respectively]	(254,417,121)	(159,958,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(192,530,185)	(60,226,411)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(181,323,128)	(55,612,509)
NET ASSETS:
Beginning of period	863,114,447	918,726,956

End of period	$681,791,319	$863,114,447

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.3%
COMMON STOCKS — 57.6%	Shares	Value (Note 2)
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	841,254	$5,889,281
Boeing Co. (The)	82,869	10,762,197
Engility Holdings, Inc.*	9,100	192,192
General Dynamics Corp.	44,981	6,263,154
Huntington Ingalls Industries, Inc.	34,461	5,790,482
Leonardo-Finmeccanica SpA (Italy)*	523,869	5,297,740
Meggitt PLC (United Kingdom)	145,911	793,094
Moog, Inc. (Class A Stock)*	23,800	1,283,296
Raytheon Co.	33,128	4,503,752
Rolls-Royce Holdings PLC (United Kingdom)*	334,585	3,193,620
Rolls-Royce Holdings PLC Entitlement Shares (United Kingdom)*	21,483,535	28,600
Senior PLC (United Kingdom)	139,700	384,188
Teledyne Technologies, Inc.*	5,400	534,870
United Technologies Corp.	45,606	4,676,895
Zodiac Aerospace (France)	115,386	2,691,792

		52,285,153

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	70,390	912,254
C.H. Robinson Worldwide, Inc.	49,600	3,682,800
Deutsche Post AG (Germany)	223,827	6,305,795
FedEx Corp.	58,152	8,826,311
Hub Group, Inc. (Class A Stock)*	15,270	585,910

		20,313,070

Airlines — 0.3%
Copa Holdings SA (Panama) (Class A Stock)	5,270	275,410
Delta Air Lines, Inc.	226,336	8,245,420
JetBlue Airways Corp.*	396,577	6,567,315

		15,088,145

Auto Components — 0.5%
Bridgestone Corp. (Japan)	90,900	2,921,248
Cooper Tire & Rubber Co.	27,230	811,999
Delphi Automotive PLC (United Kingdom)	53,191	3,329,757
Denso Corp. (Japan)	41,400	1,456,673
ElringKlinger AG (Germany)	16,300	320,885
Exedy Corp. (Japan)	30,400	650,852
Gentherm, Inc.*	11,910	407,917
HI-LEX Corp. (Japan)	19,900	467,386
Hyundai Wia Corp. (South Korea)	7,317	570,424
Johnson Controls, Inc.	75,653	3,348,402
Motorcar Parts of America, Inc.*	36,340	987,721
NHK Spring Co. Ltd. (Japan)	87,900	713,386
Tenneco, Inc.*	119,855	5,586,441
Valeo SA (France)	41,165	1,827,490

		23,400,581

Automobiles — 0.5%
Brilliance China Automotive Holdings Ltd. (China)	634,000	654,590
Great Wall Motor Co. Ltd. (China) (Class H Stock)	171,000	142,968
Honda Motor Co. Ltd. (Japan)	430,900	10,809,240
Hyundai Motor Co. (South Korea)	1,482	175,308
Renault SA (France)	58,567	4,421,683

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Suzuki Motor Corp. (Japan)	162,500	$4,400,164
Yamaha Motor Co. Ltd. (Japan)	211,300	3,223,321

		23,827,274

Banks — 3.9%
Australia & New Zealand Banking Group Ltd. (Australia)	533,934	9,728,318
Banca Popolare dell’Emilia Romagna SC (Italy)	81,600	299,589
Banco Bilbao Vizcaya Argentaria SA (Spain)	601,660	3,447,198
Bank Hapoalim BM (Israel)	363,740	1,832,482
Bank Leumi Le-Israel BM (Israel)*	168,785	592,632
Bank of America Corp.	693,484	9,202,533
Bank of China Ltd. (China) (Class H Stock)	1,120,000	450,137
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,467,600	1,207,588
Bankinter SA (Spain)	550,838	3,555,749
Banque Cantonale Vaudoise (Switzerland)	1,470	984,138
Blue Hills Bancorp, Inc.	27,300	402,948
BOC Hong Kong Holdings Ltd. (Hong Kong)	1,636,000	4,929,848
Boston Private Financial Holdings, Inc.(a)	109,560	1,290,617
Camden National Corp.	11,700	491,400
Capitec Bank Holdings Ltd. (South Africa)	13,436	545,026
China Construction Bank Corp. (China) (Class H Stock)	1,688,000	1,125,285
Citigroup, Inc.	212,497	9,007,748
Commercial International Bank Egypt SAE (Egypt), GDR	74,910	268,178
Dah Sing Financial Holdings Ltd. (Hong Kong)	148,800	919,581
Danske Bank A/S (Denmark)	223,616	5,885,658
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,702,000	1,008,276
East West Bancorp, Inc.	11,400	389,652
Financial Institutions, Inc.	24,300	633,501
FinecoBank Banca Fineco SpA (Italy)	92,469	603,912
First Citizens BancShares, Inc. (Class A Stock)	4,270	1,105,546
First Foundation, Inc.*	14,600	313,900
First Northwest Bancorp*	58,600	746,564
FirstMerit Corp.	49,590	1,005,189
Great Western Bancorp, Inc.	60,300	1,901,862
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	163,600	914,350
Grupo Financiero Galicia SA (Argentina), ADR	14,500	442,830
Hang Seng Bank Ltd. (Hong Kong)	116,900	2,005,164
Hanmi Financial Corp.	42,140	989,869
HDFC Bank Ltd. (India), ADR	4,134	274,291
HSBC Holdings PLC (United Kingdom)	1,676,539	10,387,139
Independent Bank Corp.	35,830	519,893
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,155,000	644,108
Intesa Sanpaolo SpA (Italy)	3,175,661	6,048,744
Investors Bancorp, Inc.	127,453	1,412,179
JPMorgan Chase & Co.	106,716	6,631,332
Jyske Bank A/S (Denmark)	13,800	523,878
Kasikornbank PCL (Thailand)	158,600	781,127
KB Financial Group, Inc. (South Korea)	19,278	548,188
KBC Groep NV (Belgium)*	124,028	6,099,836

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)	11,375,578	$8,239,264
M&T Bank Corp.	13,640	1,612,657
Midland States Bancorp, Inc.*	28,400	615,996
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,055,000	9,212,264
Mizrahi Tefahot Bank Ltd. (Israel)	283,299	3,266,670
Moneta Money Bank A/S (Czech Republic)*	115,407	339,798
Nordea Bank AB (Sweden)	1,037,627	8,802,861
Regions Financial Corp.	1,044,234	8,886,431
Sberbank of Russia PJSC (Russia)*	518,276	1,078,203
Seven Bank Ltd. (Japan)	526,500	1,634,210
Shinhan Financial Group Co. Ltd. (South Korea)	13,371	439,491
Shinsei Bank Ltd. (Japan)	1,680,000	2,447,730
Societe Generale SA (France)	192,554	6,024,253
SpareBank 1 SR-Bank ASA (Norway)	63,500	313,576
Suruga Bank Ltd. (Japan)	135,500	3,062,186
Swedbank AB (Sweden) (Class A Stock)	241,440	5,070,985
Synovus Financial Corp.	20,381	590,845
Unione di Banche Italiane SpA (Italy)	703,968	1,944,053
United Community Banks, Inc.	57,100	1,044,359
United Overseas Bank Ltd. (Singapore)	491,900	6,777,377
US Bancorp	66,500	2,681,945
Virgin Money Holdings UK PLC (United Kingdom)	103,000	345,556
Wells Fargo & Co.	89,193	4,221,505
Western Alliance Bancorp*	27,480	897,222
Westpac Banking Corp. (Australia)	177,798	3,942,774
Wintrust Financial Corp.	18,700	953,700
Yadkin Financial Corp.	41,700	1,046,253

		187,590,147

Beverages — 1.6%
Ambev SA (Brazil)	73,100	433,507
Anheuser-Busch InBev SA/NV (Belgium)	93,865	12,412,426
Asahi Group Holdings Ltd. (Japan)	212,600	6,874,380
Britvic PLC (United Kingdom)	133,265	1,042,835
Coca-Cola Amatil Ltd. (Australia)	431,846	2,665,790
Coca-Cola Bottling Co. Consolidated	5,100	752,097
Coca-Cola Co. (The)	77,160	3,497,663
Coca-Cola East Japan Co. Ltd. (Japan)	33,600	643,089
Constellation Brands, Inc. (Class A Stock)	21,100	3,489,940
Cott Corp. (Canada)	94,500	1,321,003
Diageo PLC (United Kingdom)	552,253	15,427,630
Dr. Pepper Snapple Group, Inc.	61,568	5,949,316
Fomento Economico Mexicano SAB de CV (Mexico) (UTS)	34,400	318,494
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	15,300	670,995
Molson Coors Brewing Co. (Class B Stock)	35,600	3,600,228
Monster Beverage Corp.*	27,600	4,435,596
PepsiCo, Inc.	100,090	10,603,534
Suntory Beverage & Food Ltd. (Japan)	80,100	3,624,615

		77,763,138

Biotechnology — 1.5%
Ablynx NV (Belgium)*	46,400	607,445
Alder Biopharmaceuticals, Inc.*	45,400	1,133,638
Alexion Pharmaceuticals, Inc.*	59,476	6,944,418

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Biotechnology (continued)
Amicus Therapeutics, Inc.*(a)	120,900	$660,114
Anthera Pharmaceuticals, Inc.*(a)	96,200	297,258
ARIAD Pharmaceuticals, Inc.*	51,900	383,541
Atara Biotherapeutics, Inc.*	9,300	209,343
Biogen, Inc.*	2,100	507,822
BioMarin Pharmaceutical, Inc.*	48,291	3,757,040
Blueprint Medicines Corp.*(a)	14,400	291,600
Celator Pharmaceuticals, Inc.*	33,700	1,017,066
CSL Ltd. (Australia)	31,476	2,654,456
DBV Technologies SA (France)*	10,700	694,847
DBV Technologies SA (France), ADR*	41,000	1,337,420
Genmab A/S (Denmark)*	15,695	2,861,940
Gilead Sciences, Inc.	123,767	10,324,643
Global Blood Therapeutics, Inc.*	14,900	247,191
Loxo Oncology, Inc.*(a)	35,600	825,208
Medivation, Inc.*	105,604	6,367,921
Medy-Tox, Inc. (South Korea)	2,886	1,091,531
Neurocrine Biosciences, Inc.*	26,570	1,207,607
Radius Health, Inc.*(a)	16,700	613,725
Seres Therapeutics, Inc.*(a)	12,000	348,600
Shire PLC	181,945	11,241,220
Shire PLC, ADR	49,773	9,162,214
Swedish Orphan Biovitrum AB (Sweden)*	30,500	374,433
TESARO, Inc.*	5,900	495,895
Vertex Pharmaceuticals, Inc.*	64,366	5,536,763

		71,194,899

Building Products — 0.3%
Allegion PLC	45,900	3,186,837
American Woodmark Corp.*	7,680	509,798
Armstrong World Industries, Inc.*	23,400	916,110
Builders FirstSource, Inc.*	65,866	740,993
Cie de Saint-Gobain (France)	124,556	4,721,390
Masco Corp.	88,230	2,729,836
TOTO Ltd. (Japan)	62,900	2,513,435

		15,318,399

Capital Markets — 0.7%
Ashmore Group PLC (United Kingdom)	169,324	674,196
BinckBank NV (Netherlands)	83,100	413,110
Brewin Dolphin Holdings PLC (United Kingdom)	110,200	354,782
CITIC Securities Co. Ltd. (China) (Class H Stock)	219,000	485,939
Cowen Group, Inc. (Class A Stock)*	196,800	582,528
Credit Suisse Group AG (Switzerland)*	474,750	5,057,236
E*TRADE Financial Corp.*	59,350	1,394,131
GAM Holding AG (Switzerland)*	46,872	500,376
GCA Savvian Corp. (Japan)	106,800	906,843
Invesco Ltd.	108,825	2,779,391
Julius Baer Group Ltd. (Switzerland)*	88,146	3,547,728
Macquarie Group Ltd. (Australia)	90,024	4,686,159
Magellan Financial Group Ltd. (Australia)	131,062	2,209,260
Man Group PLC (United Kingdom)	1,142,564	1,775,196
National Holdings Corp.*	61,396	184,188
Om Asset Management PLC	42,600	568,710
Partners Group Holding AG (Switzerland)	10,420	4,465,653
Vontobel Holding AG (Switzerland)	21,653	933,096

		31,518,522

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals — 1.5%
Arkema SA (France)	15,546	$1,188,539
Ashland, Inc.	8,410	965,216
Clariant AG (Switzerland)*	264,254	4,465,724
Croda International PLC (United Kingdom)	83,917	3,522,718
Dow Chemical Co. (The)	54,479	2,708,151
Eastman Chemical Co.	97,080	6,591,732
Elementis PLC (United Kingdom)	185,406	494,610
Ferro Corp.*	42,770	572,263
FMC Corp.	18,100	838,211
Frutarom Industries Ltd. (Israel)	17,500	807,918
Incitec Pivot Ltd. (Australia)	1,561,512	3,507,647
LG Chem Ltd. (South Korea)	4,322	987,010
LyondellBasell Industries NV (Class A Stock)	116,457	8,666,730
Mitsui Chemicals, Inc. (Japan)	685,000	2,517,212
Nihon Parkerizing Co. Ltd. (Japan)	98,100	1,031,986
Nitto Denko Corp. (Japan)	34,000	2,156,763
Nufarm Ltd. (Australia)	125,248	696,398
PPG Industries, Inc.	55,400	5,769,910
Scotts Miracle-Gro Co. (The) (Class A Stock)	8,600	601,226
Sherwin-Williams Co. (The)	13,364	3,924,606
Sociedad Quimica y Minera de Chile SA (Chile), ADR	4,500	111,240
Sumitomo Chemical Co. Ltd. (Japan)	581,000	2,397,241
Symrise AG (Germany)	64,286	4,385,041
Syngenta AG (Switzerland)	26,104	10,019,984
Tokyo Ohka Kogyo Co. Ltd. (Japan)	9,900	244,268
Yara International ASA (Norway)	98,311	3,123,028

		72,295,372

Commercial Services & Supplies — 0.4%
Aeon Delight Co. Ltd. (Japan)	45,500	1,239,349
Brambles Ltd. (Australia)	337,075	3,147,069
Copart, Inc.*	17,600	862,576
Deluxe Corp.	64,688	4,293,343
Edenred (France)	148,214	3,034,858
InnerWorkings, Inc.*	49,630	410,440
KAR Auction Services, Inc.	16,760	699,562
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	17,941	1,014,335
Multi-Color Corp.	25,340	1,606,556
Prosegur Cia de Seguridad SA (Spain)	90,200	543,596
Regus PLC (United Kingdom)	345,040	1,334,154
Sato Holdings Corp. (Japan)	41,500	777,767
Shanks Group PLC (United Kingdom)^	304,960	326,814
Team, Inc.*	34,150	847,945
Waste Connections, Inc. (Canada)	17,574	1,269,675

		21,408,039

Communications Equipment — 0.4%
Ciena Corp.*(a)	38,500	721,875
Cisco Systems, Inc.	570,947	16,380,469
CommScope Holding Co., Inc.*	14,500	449,935
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	312,138	2,398,017

		19,950,296

Construction & Engineering — 0.4%
Arcadis NV (Netherlands)	47,100	706,794

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Construction & Engineering (continued)
Balfour Beatty PLC (United Kingdom)*	153,600	$441,500
Boustead Projects Ltd. (Singapore)*	202,158	89,569
Bouygues SA (France)	103,553	2,966,631
EMCOR Group, Inc.	7,650	376,839
Ferrovial SA (Spain)	161,147	3,154,944
Gamuda Bhd (Malaysia)	369,500	445,435
Hyundai Development Co. – Engineering & Construction (South Korea)	6,891	239,067
Monadelphous Group Ltd. (Australia)	27,909	157,129
Shimizu Corp. (Japan)	195,000	1,826,957
Taisei Corp. (Japan)	300,000	2,465,010
Vinci SA (France)	76,783	5,418,359

		18,288,234

Construction Materials — 0.2%
Adelaide Brighton Ltd. (Australia)	118,076	495,116
CRH PLC (Ireland)	123,145	3,588,504
Eagle Materials, Inc.	5,000	385,750
James Hardie Industries PLC (Ireland)	297,897	4,613,648
LafargeHolcim Ltd. (Switzerland)*	47,292	1,978,581
Wienerberger AG (Austria)	39,100	547,911

		11,609,510

Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	19,600	424,398
Capital One Financial Corp.	155,515	9,876,758
Discover Financial Services	181,204	9,710,722
First Cash Financial Services, Inc.	13,600	698,088
Sun Hung Kai & Co. Ltd. (Hong Kong)	622,000	366,233

		21,076,199

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	54,439	2,758,424
FP Corp. (Japan)	20,000	968,050
Graphic Packaging Holding Co.	75,550	947,397
Packaging Corp. of America	9,700	649,221

		5,323,092

Diversified Consumer Services — 0.1%
Carriage Services, Inc.	27,550	652,384
New Oriental Education & Technology Group, Inc. (China), ADR	21,000	879,480
Service Corp. International	33,630	909,355
ServiceMaster Global Holdings, Inc.*	32,000	1,273,600

		3,714,819

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	107,220	15,524,384
Challenger Ltd. (Australia)	737,557	4,818,640
Deutsche Boerse AG (Germany)	34,723	2,852,672
FirstRand Ltd. (South Africa)	195,749	597,404
Fubon Financial Holding Co. Ltd. (Taiwan)	312,000	367,858
Nasdaq, Inc.	142,033	9,185,274
ORIX Corp. (Japan)	667,900	8,642,938
Ricoh Leasing Co. Ltd. (Japan)	36,700	938,303

		42,927,473

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	88,852	3,839,295
BCE, Inc. (Canada)	73,500	3,478,300

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,878,934	$3,722,035
BT Group PLC (United Kingdom)	657,384	3,613,394
China Telecom Corp. Ltd. (China) (Class H Stock)	638,000	286,919
Cogent Communications Holdings, Inc.	29,430	1,178,966
Deutsche Telekom AG (Germany)	621,398	10,596,294
HKT Trust & HKT Ltd. (Hong Kong)	3,231,000	4,656,112
Infrastrutture Wireless Italiane SpA (Italy)	106,600	470,745
Lumos Networks Corp.*	45,000	544,500
Nippon Telegraph & Telephone Corp. (Japan)	280,400	13,149,334
PCCW Ltd. (Hong Kong)	5,465,000	3,672,209
Singapore Telecommunications Ltd. (Singapore)	553,200	1,708,624
Spark New Zealand Ltd. (New Zealand)	1,339,011	3,403,295
Telecom Italia SpA (Italy)*	4,120,461	3,384,188
Telefonica Deutschland Holding AG (Germany)	524,336	2,159,796
Telia Co. AB (Sweden)	477,121	2,259,396
Telkom SA SOC Ltd. (South Africa)	47,272	213,300
Telstra Corp. Ltd. (Australia)	2,286,151	9,555,517
TELUS Corp. (Canada)	114,800	3,696,490
Verizon Communications, Inc.	362,043	20,216,481

		95,805,190

Electric Utilities — 2.1%
Alliant Energy Corp.	81,942	3,253,097
American Electric Power Co., Inc.	206,347	14,462,861
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	410,000	3,535,045
CLP Holdings Ltd. (Hong Kong)	288,000	2,941,974
Duke Energy Corp.	40,970	3,514,816
Edison International	189,192	14,694,543
Eversource Energy	58,870	3,526,313
Exelon Corp.	93,800	3,410,568
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	1,043,000	973,242
Iberdrola SA (Spain)	881,498	6,013,224
Kansai Electric Power Co., Inc. (The) (Japan)*	339,000	3,301,607
Korea Electric Power Corp. (South Korea)	8,830	463,504
Light SA (Brazil)	172,000	603,978
Okinawa Electric Power Co., Inc. (The) (Japan)	63,000	1,321,023
PG&E Corp.	233,545	14,928,196
Portland General Electric Co.	9,020	397,962
Power Assets Holdings Ltd. (Hong Kong)	695,500	6,394,792
PPL Corp.	81,850	3,089,838
Red Electrica Corp. SA (Spain)	67,711	6,050,257
Spark Infrastructure Group (Australia)	1,099,824	2,015,198
Tenaga Nasional Bhd (Malaysia)	53,700	188,027
Xcel Energy, Inc.	95,647	4,283,073

		99,363,138

Electrical Equipment — 0.2%
EnerSys	7,240	430,563
Legrand SA (France)	47,716	2,442,656
LS Industrial Systems Co. Ltd. (South Korea)	10,518	436,777

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electrical Equipment (continued)
Nidec Corp. (Japan)	36,300	$2,763,266
OSRAM Licht AG (Germany)	12,610	655,179
PKC Group OYJ (Finland)(a)	46,600	875,528
Preformed Line Products Co.	7,180	290,000
Prysmian SpA (Italy)	24,900	546,536
Zumtobel Group AG (Austria)	52,100	634,175

		9,074,680

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	48,000	410,360
Alps Electric Co. Ltd. (Japan)	91,100	1,730,746
Azbil Corp. (Japan)	28,300	833,426
CDW Corp.	33,190	1,330,255
Ingenico Group SA (France)	5,069	587,525
Ingram Micro, Inc. (Class A Stock)	82,961	2,885,384
Keyence Corp. (Japan)	7,000	4,776,300
Kudelski SA (Switzerland)*	73,921	1,469,592
Murata Manufacturing Co. Ltd. (Japan)	17,000	1,905,949
Oxford Instruments PLC (United Kingdom)	50,947	482,648
PAX Global Technology Ltd. (Hong Kong)	581,000	511,440
Sunny Optical Technology Group Co. Ltd. (China)	258,000	908,379
Tech Data Corp.*	33,150	2,381,827

		20,213,831

Energy Equipment & Services — 0.7%
Aker Solutions ASA (Norway)*	71,900	308,330
Amec Foster Wheeler PLC (United Kingdom)	476,438	3,132,644
Boustead Singapore Ltd. (Singapore)	682,890	406,830
Essential Energy Services Ltd. (Canada)*	162,600	81,807
Halliburton Co.	241,739	10,948,359
Helix Energy Solutions Group, Inc.*	72,060	487,126
John Wood Group PLC (United Kingdom)	29,214	268,921
Pason Systems, Inc. (Canada)	21,900	302,747
Schlumberger Ltd.	181,916	14,385,917
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,200	375,090
Tecnicas Reunidas SA (Spain)	57,247	1,715,810
Western Energy Services Corp. (Canada)	50,700	128,325

		32,541,906

Food & Staples Retailing — 1.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	81,500	3,499,841
BGF Retail Co. Ltd. (South Korea)	2,144	399,201
Bid Corp. Ltd. (South Africa)*	16,301	305,478
Costco Wholesale Corp.	27,280	4,284,051
CP ALL PCL (Thailand)	225,100	321,892
CVS Health Corp.	181,986	17,423,340
Delhaize Group (Belgium)	24,838	2,623,757
George Weston Ltd. (Canada)	41,000	3,548,287
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	30,200	467,510
Koninklijke Ahold NV (Netherlands)	133,644	2,951,216
Kroger Co. (The)	304,078	11,187,030
Loblaw Cos. Ltd. (Canada)	68,300	3,653,557
Natural Grocers by Vitamin Cottage, Inc.*(a)	25,030	326,641
North West Co., Inc. (The) (Canada)	44,700	1,019,282
Raia Drogasil SA (Brazil)	21,400	422,897

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	12,100	$456,024
San-A Co. Ltd. (Japan)	28,100	1,386,660
Seven & I Holdings Co. Ltd. (Japan)	92,600	3,882,543
Sundrug Co. Ltd. (Japan)	21,800	2,046,911
Sysco Corp.	74,200	3,764,908
Tesco PLC (United Kingdom)*	318,754	748,628
Tsuruha Holdings, Inc. (Japan)	30,700	3,717,420
United Natural Foods, Inc.*	10,900	510,120

		68,947,194

Food Products — 1.9%
ConAgra Foods, Inc.	120,533	5,762,683
Dairy Crest Group PLC (United Kingdom)	110,503	790,705
Danone SA (France)	140,103	9,804,820
Darling Ingredients, Inc.*	45,200	673,480
Dean Foods Co.(a)	197,072	3,565,032
General Mills, Inc.	54,570	3,891,932
Gruma SAB de CV (Mexico) (Class B Stock)	36,900	530,818
Hershey Co. (The)	35,780	4,060,672
Hormel Foods Corp.	81,940	2,999,004
Inventure Foods, Inc.*	39,800	310,838
J.M. Smucker Co. (The)	27,280	4,157,745
Kellogg Co.	44,270	3,614,645
Kerry Group PLC (Ireland) (Class A Stock)	42,668	3,784,189
McCormick & Co., Inc.	35,400	3,776,118
Mead Johnson Nutrition Co.	32,910	2,986,583
Mondelez International, Inc. (Class A Stock)	7,400	336,774
Nestle SA (Switzerland)	234,323	18,154,956
NH Foods Ltd. (Japan)	166,000	4,066,003
Nissin Foods Holdings Co. Ltd. (Japan)	18,400	1,004,841
Ottogi Corp. (South Korea)	565	405,540
Snyder’s-Lance, Inc.	32,990	1,118,031
SunOpta, Inc. (Canada)*	79,200	331,848
Super Group Ltd. (Singapore)	429,700	264,877
Toyo Suisan Kaisha Ltd. (Japan)	128,700	5,220,466
TreeHouse Foods, Inc.*	7,400	759,610
Tyson Foods, Inc. (Class A Stock)	80,517	5,377,730
WhiteWave Foods Co. (The)*	59,700	2,802,318

		90,552,258

Gas Utilities — 0.4%
Atmos Energy Corp.	51,810	4,213,189
Aygaz A/S (Turkey)	76,100	295,718
ENN Energy Holdings Ltd. (China)	40,000	198,120
New Jersey Resources Corp.	38,800	1,495,740
Snam SpA (Italy)	590,008	3,527,336
South Jersey Industries, Inc.	210,046	6,641,655
Spire, Inc.	21,500	1,523,060

		17,894,818

Health Care Equipment & Supplies — 1.7%
Becton, Dickinson and Co.	17,400	2,950,866
Boston Scientific Corp.*	280,284	6,550,237
C.R. Bard, Inc.	47,122	11,081,210
Cooper Cos., Inc. (The)	18,700	3,208,359
Hill-Rom Holdings, Inc.	11,000	554,950
Hoya Corp. (Japan)	178,500	6,375,305
Intuitive Surgical, Inc.*	5,700	3,770,037

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
LDR Holding Corp.*	12,100	$447,095
Medtronic PLC	215,350	18,685,919
Merit Medical Systems, Inc.*	35,310	700,197
Nagaileben Co. Ltd. (Japan)	20,000	480,068
Olympus Corp. (Japan)	177,300	6,620,665
ResMed, Inc.	55,400	3,502,942
Sartorius Stedim Biotech (France)	33,600	2,265,764
Sonova Holding AG (Switzerland)	24,784	3,289,461
Sysmex Corp. (Japan)	31,600	2,175,928
Teleflex, Inc.	6,120	1,085,137
William Demant Holding A/S (Denmark)*	189,875	3,696,067
Zimmer Biomet Holdings, Inc.	30,700	3,695,666

		81,135,873

Health Care Providers & Services — 1.9%
Addus HomeCare Corp.*	43,100	751,233
Adeptus Health, Inc. (Class A Stock)*	5,500	284,130
Aetna, Inc.	30,300	3,700,539
Air Methods Corp.*(a)	32,270	1,156,234
Almost Family, Inc.*	14,200	605,062
Amplifon SpA (Italy)	54,000	505,382
Amsurg Corp.*	15,300	1,186,362
As One Corp. (Japan)	15,300	615,319
Capital Senior Living Corp.*	40,800	720,936
Cardinal Health, Inc.	40,970	3,196,070
Civitas Solutions, Inc.*	37,000	770,710
DaVita HealthCare Partners, Inc.*	45,600	3,525,792
Diplomat Pharmacy, Inc.*	14,600	511,000
Envision Healthcare Holdings, Inc.*	51,000	1,293,870
Express Scripts Holding Co.*	36,100	2,736,380
Fresenius SE & Co. KGaA (Germany)	99,905	7,340,804
Hanger, Inc.*	26,410	196,226
HCA Holdings, Inc.*	129,480	9,971,255
HealthSouth Corp.	6,200	240,684
Henry Schein, Inc.*	23,700	4,190,160
Humana, Inc.	59,134	10,637,024
Laboratory Corp. of America Holdings*	25,500	3,321,885
McKesson Corp.	26,459	4,938,572
MEDNAX, Inc.*	71,300	5,164,259
Miraca Holdings, Inc. (Japan)	74,800	3,243,933
Molina Healthcare, Inc.*(a)	19,630	979,537
PharMerica Corp.*	37,900	934,614
Providence Service Corp. (The)*	16,560	743,213
Raffles Medical Group Ltd. (Singapore)	1,393,471	1,564,790
Ryman Healthcare Ltd. (New Zealand)	142,409	950,533
Ship Healthcare Holdings, Inc. (Japan)	19,900	619,365
Team Health Holdings, Inc.*	21,080	857,324
Tenet Healthcare Corp.*	27,000	746,280
Tsukui Corp. (Japan)	52,200	925,089
UnitedHealth Group, Inc.	26,700	3,770,040
Universal Health Services, Inc. (Class B Stock)	53,567	7,183,335
US Physical Therapy, Inc.	10,070	606,315

		90,684,256

Health Care Technology
CompuGroup Medical SE (Germany)	35,400	1,478,657

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	93,570	3,585,257
Cafe de Coral Holdings Ltd. (Hong Kong)	174,000	546,499

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc.*	52,780	$628,082
Chipotle Mexican Grill, Inc.*	7,370	2,968,341
ClubCorp Holdings, Inc.	65,900	856,700
Denny’s Corp.*	68,250	732,323
Fiesta Restaurant Group, Inc.*	22,363	487,737
Genting Hong Kong Ltd. (Hong Kong)*	1,194,900	346,521
Hilton Worldwide Holdings, Inc.	24,100	542,973
InterContinental Hotels Group PLC (United Kingdom)	54,026	1,992,503
Interval Leisure Group, Inc.	56,940	905,346
Jollibee Foods Corp. (Philippines)	51,440	265,291
Krispy Kreme Doughnuts, Inc.*	32,200	674,912
McDonald’s Holdings Co. Japan Ltd. (Japan)	140,200	3,808,217
Melia Hotels International SA (Spain)	119,400	1,288,883
Oriental Land Co. Ltd. (Japan)	33,900	2,195,004
Restaurant Group PLC (The) (United Kingdom)	60,100	231,382
Ruth’s Hospitality Group, Inc.	41,410	660,489
Whitbread PLC (United Kingdom)	37,260	1,743,377
Wyndham Worldwide Corp.	105,649	7,525,378

		31,985,215

Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	731,300	779,101
Casio Computer Co. Ltd. (Japan)	118,700	1,709,308
De’ Longhi SpA (Italy)	27,900	664,846
Dorel Industries, Inc. (Canada) (Class B Stock)	14,300	380,536
Ethan Allen Interiors, Inc.(a)	24,700	816,088
Helen of Troy Ltd.*	13,500	1,388,340
Installed Building Products, Inc.*	33,400	1,212,086
Nien Made Enterprise Co. Ltd. (Taiwan)*	82,299	750,839
Redrow PLC (United Kingdom)	146,683	616,926
Sony Corp. (Japan)	235,600	6,941,242
Taylor Wimpey PLC (United Kingdom)	2,525,062	4,479,700
Techtronic Industries Co. Ltd. (Hong Kong)	1,858,000	7,759,007
Tupperware Brands Corp.	8,500	478,380

		27,976,399

Household Products — 0.6%
Colgate-Palmolive Co.	124,391	9,105,421
Procter & Gamble Co. (The)	71,847	6,083,286
PZ Cussons PLC (United Kingdom)	85,459	375,700
Reckitt Benckiser Group PLC (United Kingdom)	85,759	8,599,241
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	222,081	7,135,611

		31,299,259

Independent Power & Renewable Electricity Producers
Boralex, Inc. (Canada) (Class A Stock)	61,900	932,848
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	1,042,000	348,751

		1,281,599

Industrial Conglomerates — 0.8%
Alliance Global Group, Inc. (Philippines)	1,025,100	323,398
Carlisle Cos., Inc.	30,788	3,253,676
CK Hutchison Holdings Ltd. (Hong Kong)	466,864	5,135,720
Danaher Corp.	121,453	12,266,753

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Co.	159,537	$5,022,225
Koninklijke Philips NV (Netherlands)	255,838	6,354,090
Roper Technologies, Inc.	12,300	2,097,888
Siemens AG (Germany)	39,784	4,082,699

		38,536,449

Insurance — 2.1%
Aflac, Inc.	134,649	9,716,272
AIA Group Ltd. (Hong Kong)	1,616,600	9,721,788
Assurant, Inc.	16,900	1,458,639
Aviva PLC (United Kingdom)	830,906	4,379,968
AXA SA (France)	314,219	6,212,958
Baloise Holding AG (Switzerland)	9,150	1,019,130
Cathay Financial Holding Co. Ltd. (Taiwan)	205,000	224,695
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	221,600	751,036
CHUBB Ltd.	27,700	3,620,667
Direct Line Insurance Group PLC (United Kingdom)	234,409	1,083,714
Dongbu Insurance Co. Ltd. (South Korea)	4,929	296,679
Employers Holdings, Inc.	15,900	461,418
Euler Hermes Group (France)	11,400	946,741
First American Financial Corp.	35,800	1,439,876
Hartford Financial Services Group, Inc. (The)	134,559	5,971,728
Insurance Australia Group Ltd. (Australia)	620,654	2,556,644
Intact Financial Corp. (Canada)	48,100	3,436,007
James River Group Holdings Ltd.	16,600	563,736
Lancashire Holdings Ltd. (United Kingdom)	42,389	333,342
Marsh & McLennan Cos., Inc.	53,900	3,689,994
MetLife, Inc.	200,135	7,971,377
National Western Life Group, Inc. (Class A Stock)	2,900	566,283
Principal Financial Group, Inc.	122,145	5,021,381
Prudential PLC (United Kingdom)	383,214	6,502,755
Reinsurance Group of America, Inc.	65,698	6,372,049
Sampo OYJ (Finland) (Class A Stock)	85,314	3,489,043
SCOR SE (France)	12,800	378,434
Sony Financial Holdings, Inc. (Japan)	187,700	2,122,300
St James’s Place PLC (United Kingdom)	49,000	516,746
Travelers Cos., Inc. (The)	28,800	3,428,352
Zurich Insurance Group AG (Switzerland)*	27,454	6,791,646

		101,045,398

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	31,165	22,302,297
CJ O Shopping Co. Ltd. (South Korea)	1,687	258,086
HSN, Inc.	6,600	322,938
JD.com, Inc. (China), ADR*	15,000	318,450
Rakuten, Inc. (Japan)	193,800	2,103,377
Vipshop Holdings Ltd. (China), ADR*	16,200	180,954

		25,486,102

Internet Software & Services — 1.4%
58.com, Inc. (China), ADR*	6,300	289,107
Alibaba Group Holding Ltd. (China), ADR*	13,700	1,089,561
Alphabet, Inc. (Class A Stock)*	27,491	19,340,743
Alphabet, Inc. (Class C Stock)*	20,997	14,532,024
Baidu, Inc. (China), ADR*	2,000	330,300
Bankrate, Inc.*	31,840	238,163

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Software & Services (continued)
Cornerstone OnDemand, Inc.*	39,000	$1,484,340
Criteo SA (France), ADR*	12,888	591,817
Facebook, Inc. (Class A Stock)*	200,092	22,866,514
GMO internet, Inc. (Japan)	75,800	789,905
Gogo, Inc.*	61,900	519,341
Internet Initiative Japan, Inc. (Japan)	20,300	415,868
Intralinks Holdings, Inc.*	92,170	599,105
MaxPoint Interactive, Inc.*	13,025	140,670
Points International Ltd. (Canada)*	17,465	158,058
Rightmove PLC (United Kingdom)	14,300	698,429
Tencent Holdings Ltd. (China)	99,900	2,291,673
United Internet AG (Germany)	71,456	2,970,363

		69,345,981

IT Services — 0.8%
Accenture PLC (Class A Stock)	30,500	3,455,345
Alten SA (France)	20,200	1,185,753
Amadeus IT Holding SA (Spain) (Class A Stock)	129,799	5,718,806
Capgemini SA (France)	42,064	3,629,836
Cielo SA (Brazil)	57,472	603,829
CSRA, Inc.	30,200	707,586
EPAM Systems, Inc.*	13,900	893,909
EVERTEC, Inc. (Puerto Rico)	53,100	825,174
ExlService Holdings, Inc.*	22,100	1,158,261
Genpact Ltd.*	35,600	955,504
Global Payments, Inc.	56,445	4,029,044
MAXIMUS, Inc.	23,400	1,295,658
Nomura Research Institute Ltd. (Japan)	45,950	1,685,230
Obic Co. Ltd. (Japan)	63,400	3,489,937
Otsuka Corp. (Japan)	21,600	1,010,045
Perficient, Inc.*	34,700	704,757
Virtusa Corp.*	36,920	1,066,250
Visa, Inc. (Class A Stock)	34,300	2,544,031
WNS Holdings Ltd. (India), ADR*	26,200	707,400
Worldpay Group PLC (United Kingdom)*	217,889	793,054
Zuken, Inc. (Japan)	40,900	361,788

		36,821,197

Leisure Products — 0.2%
Amer Sports OYJ (Finland)	38,400	1,053,519
Brunswick Corp.	84,840	3,844,949
Smith & Wesson Holding Corp.*	113,625	3,088,327
Vista Outdoor, Inc.*	18,300	873,459

		8,860,254

Life Sciences Tools & Services
Bruker Corp.	31,766	722,359
Tecan Group AG (Switzerland)	9,860	1,538,034

		2,260,393

Machinery — 0.7%
Alfa Laval AB (Sweden)	405,750	6,394,952
ANDRITZ AG (Austria)	28,508	1,351,773
Atlas Copco AB (Sweden) (Class A Stock)	84,412	2,192,361
CIRCOR International, Inc.	14,600	832,054
Deutz AG (Germany)	128,200	529,577
Franklin Electric Co., Inc.	24,100	796,505
Global Brass & Copper Holdings, Inc.	17,340	473,209
Glory Ltd. (Japan)	35,200	957,777
Ingersoll-Rand PLC	82,800	5,272,704

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery (continued)
ITT, Inc.	32,300	$1,032,954
Komatsu Ltd. (Japan)	114,900	1,996,006
Kubota Corp. (Japan)	221,400	2,994,507
Makita Corp. (Japan)	58,600	3,890,869
Minebea Co. Ltd. (Japan)	192,800	1,309,866
NGK Insulators Ltd. (Japan)	135,000	2,729,330
Nippon Thompson Co. Ltd. (Japan)	72,000	218,938
NN, Inc.	47,300	661,727
OC Oerlikon Corp. AG (Switzerland)*	40,260	353,482
Singamas Container Holdings Ltd. (Hong Kong)	2,466,000	236,592
THK Co. Ltd. (Japan)	36,500	622,121

		34,847,304

Media — 1.5%
Aimia, Inc. (Canada)	45,600	278,834
Altice NV (Netherlands) (Class A Stock)*	192,745	2,877,973
Altice NV (Netherlands) (Class B Stock)*	104,993	1,581,847
Axel Springer SE (Germany)	59,494	3,123,667
CBS Corp. (Class B Stock)	99,600	5,422,224
Cinemark Holdings, Inc.	21,700	791,182
Comcast Corp. (Class A Stock)	189,448	12,350,115
CTS Eventim AG & Co. KGaA (Germany)	17,851	545,698
Daiichikosho Co. Ltd. (Japan)	24,200	1,014,511
Dentsu, Inc. (Japan)	55,600	2,606,297
GFK SE (Germany)	11,900	478,147
Informa PLC (United Kingdom)	107,576	1,049,016
Interpublic Group of Cos., Inc. (The)	137,982	3,187,384
IPSOS (France)	29,900	851,037
John Wiley & Sons, Inc. (Class A Stock)	16,900	881,842
MDC Partners, Inc. (Class A Stock)(a)	52,400	958,396
Media Nusantara Citra Tbk PT (Indonesia)	3,670,700	615,825
Mediaset Espana Comunicacion SA (Spain)	83,800	945,990
Megacable Holdings SAB de CV (Mexico) (UTS)	72,600	294,648
Naspers Ltd. (South Africa) (Class N Stock)	13,902	2,122,767
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,452,000	327,976
Pico Far East Holdings Ltd. (Hong Kong)	2,274,000	641,917
ProSiebenSat.1 Media SE (Germany)*	82,667	3,616,042
Quebecor, Inc. (Canada) (Class B Stock)	38,400	1,100,327
RELX NV (United Kingdom)	148,882	2,575,764
RELX PLC (United Kingdom)	115,700	2,130,560
Singapore Press Holdings Ltd. (Singapore)	130,000	383,082
Smiles SA (Brazil)	26,800	400,294
Starz (Class A Stock)*	29,390	879,349
Technicolor SA (France)	69,200	428,526
Time Warner, Inc.	126,278	9,286,484
Vivendi SA (France)	264,385	4,946,326
Wolters Kluwer NV (Netherlands)	71,903	2,911,453

		71,605,500

Metals & Mining — 0.9%
Agnico Eagle Mines Ltd. (Canada)	98,800	5,287,381
AngloGold Ashanti Ltd. (South Africa)*	14,279	257,857
AngloGold Ashanti Ltd. (South Africa), ADR*	10,000	180,600
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	380,100	284,162
Compass Minerals International, Inc.(a)	16,500	1,224,135
Copper Mountain Mining Corp. (Canada)*(a)	103,100	39,103

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metals & Mining (continued)
Detour Gold Corp. (Canada)*	42,800	$1,070,704
Dominion Diamond Corp. (Canada)	54,700	483,936
Dowa Holdings Co. Ltd. (Japan)	129,000	664,909
Gem Diamonds Ltd. (United Kingdom)	177,600	297,903
Glencore PLC (Switzerland)*	1,042,995	2,149,750
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	96,100	225,183
Independence Group NL (Australia)	315,642	785,716
Lundin Mining Corp. (Canada)*	211,600	714,096
Newcrest Mining Ltd. (Australia)*	148,052	2,566,018
POSCO (South Korea)	4,158	736,592
Randgold Resources Ltd. (United Kingdom)	106,188	11,916,209
Real Industry, Inc.*	28,700	222,999
Rio Tinto Ltd. (United Kingdom)	168,694	5,835,233
Rio Tinto PLC (United Kingdom)	205,059	6,370,505
Tahoe Resources, Inc.	53,100	795,298

		42,108,289

Multiline Retail — 0.1%
B&M European Value Retail SA (Luxembourg)	223,892	762,929
Dollar Tree, Inc.*	4,200	395,808
Dollarama, Inc. (Canada)	7,000	488,719
Don Quijote Holdings Co. Ltd. (Japan)	14,100	523,994
Lifestyle International Holdings Ltd. (Hong Kong)	374,000	628,557

		2,800,007

Multi-Utilities — 0.4%
CMS Energy Corp.	95,646	4,386,326
E.ON SE (Germany)	669,845	6,761,993
Public Service Enterprise Group, Inc.	67,900	3,164,819
Sempra Energy	27,280	3,110,466
Suez (France)	196,773	3,069,184

		20,492,788

Oil, Gas & Consumable Fuels — 2.0%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	93,000	511,500
Anadarko Petroleum Corp.	123,062	6,553,051
Ardmore Shipping Corp. (Ireland)	88,428	598,657
Callon Petroleum Co.*(a)	103,500	1,162,305
Carrizo Oil & Gas, Inc.*	33,500	1,200,975
China Petroleum & Chemical Corp. (China) (Class H Stock)	380,000	274,595
CNOOC Ltd. (China)	1,176,000	1,467,906
Cosan SA Industria e Comercio (Brazil)	48,400	501,583
Devon Energy Corp.	113,642	4,119,523
Diamondback Energy, Inc.*	9,700	884,737
Euronav NV (Belgium)	62,700	578,988
Exxon Mobil Corp.	154,259	14,460,239
Gazprom PJSC (Russia), ADR	36,644	158,669
Lukoil PJSC (Russia), ADR	12,330	511,080
Lundin Petroleum AB (Sweden)*	281,331	5,126,729
Novatek OJSC (Russia), GDR, RegS	3,256	331,887
Occidental Petroleum Corp.	163,357	12,343,255
Oil Search Ltd. (Australia)	782,312	3,950,342
PDC Energy, Inc.*	9,200	530,012
Petroleo Brasileiro SA (Brazil), ADR*	48,200	345,112

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	856,891	$23,534,771
San-Ai Oil Co. Ltd. (Japan)	111,000	630,025
Statoil ASA (Norway)	269,765	4,661,124
TOTAL SA (France)	287,168	13,771,495
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	18,842	418,289

		98,626,849

Paper & Forest Products
Canfor Corp. (Canada)*	44,700	451,515
Mondi PLC (South Africa)	92,726	1,736,069
Nine Dragons Paper Holdings Ltd. (Hong Kong)	456,000	349,611

		2,537,195

Personal Products — 0.9%
Amorepacific Corp. (South Korea)	1,911	720,427
AMOREPACIFIC Group (South Korea)	2,920	428,492
Estee Lauder Cos., Inc. (The) (Class A Stock)	143,297	13,042,893
Kao Corp. (Japan)	42,800	2,492,764
LG Household & Health Care Ltd. (South Korea)	408	398,435
L’Oreal SA (France)	26,306	5,036,395
Unilever NV (United Kingdom), CVA	261,112	12,144,272
Unilever PLC (United Kingdom)	212,499	10,181,974

		44,445,652

Pharmaceuticals — 3.7%
Akorn, Inc.*	14,900	424,427
Allergan PLC*	6,900	1,594,521
Astellas Pharma, Inc. (Japan)	912,600	14,311,706
Bayer AG (Germany)	77,253	7,758,931
Bristol-Myers Squibb Co.	196,066	14,420,654
Catalent, Inc.*	38,600	887,414
Cempra, Inc.*(a)	14,070	232,014
Chugai Pharmaceutical Co. Ltd. (Japan)	36,700	1,307,923
Eli Lilly & Co.	151,831	11,956,691
GlaxoSmithKline PLC (United Kingdom)	613,894	13,183,445
Hikma Pharmaceuticals PLC (Jordan)	74,283	2,446,226
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	57,240	345,769
Johnson & Johnson	125,291	15,197,798
Kalbe Farma Tbk PT (Indonesia)	3,712,800	432,071
Medicines Co. (The)*	11,800	396,834
Mitsubishi Tanabe Pharma Corp. (Japan)	205,000	3,703,979
Novartis AG (Switzerland)	295,666	24,403,843
Novo Nordisk A/S (Denmark) (Class B Stock)	270,265	14,554,554
Pfizer, Inc.	141,180	4,970,948
Sagent Pharmaceuticals, Inc.*	15,780	236,384
Sanofi (France)	184,332	15,314,872
Shionogi & Co. Ltd. (Japan)	120,600	6,592,728
Teligent, Inc.*	71,800	512,652
Teva Pharmaceutical Industries Ltd. (Israel)	59,160	2,994,101
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	326,696	16,409,940
UCB SA (Belgium)	23,078	1,732,874

		176,323,299

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services — 0.5%
Capita PLC (United Kingdom)	208,166	$2,682,340
CBIZ, Inc.*	112,560	1,171,750
Huron Consulting Group, Inc.*	17,600	1,063,392
ICF International, Inc.*	34,500	1,411,050
ManpowerGroup, Inc.	84,605	5,443,486
Meitec Corp. (Japan)	49,400	1,679,153
SAI Global Ltd. (Australia)	225,690	621,652
SEEK Ltd. (Australia)	246,557	2,830,390
SThree PLC (United Kingdom)	75,410	249,720
Teleperformance (France)	20,900	1,780,313
Verisk Analytics, Inc. (Class A Stock)*	42,700	3,462,116

		22,395,362

Real Estate Investment Trusts (REITs) — 2.5%
Agree Realty Corp.	12,900	622,296
alstria office REIT-AG (Germany)*	76,200	1,028,702
Annaly Capital Management, Inc.	126,900	1,404,783
Armada Hoffler Properties, Inc.	97,054	1,333,522
Ashford Hospitality Prime, Inc.	11,800	166,852
AvalonBay Communities, Inc.	10,150	1,830,959
Boardwalk Real Estate Investment Trust (Canada)(a)	15,100	672,747
Boston Properties, Inc.	21,700	2,862,230
Brixmor Property Group, Inc.	18,300	484,218
Cedar Realty Trust, Inc.	66,870	496,844
Chesapeake Lodging Trust	8,200	190,650
CoreSite Realty Corp.	39,970	3,544,939
Daiwa Office Investment Corp. (Japan)	178	1,054,082
DCT Industrial Trust, Inc.	146,164	7,021,719
Digital Realty Trust, Inc.	4,600	501,354
Douglas Emmett, Inc.	23,600	838,272
Dream Industrial Real Estate Investment Trust (Canada)	23,100	156,092
DuPont Fabros Technology, Inc.	17,400	827,196
Empire State Realty Trust, Inc. (Class A Stock)	54,900	1,042,551
Equinix, Inc.	2,550	988,711
Equity LifeStyle Properties, Inc.	31,741	2,540,868
Equity Residential	12,400	854,112
Essex Property Trust, Inc.	7,200	1,642,248
Eurocommercial Properties NV (Netherlands), CVA	18,915	805,533
Extra Space Storage, Inc.	57,500	5,321,050
Federal Realty Investment Trust	6,400	1,059,520
FelCor Lodging Trust, Inc.	187,040	1,165,259
Forest City Realty Trust, Inc. (Class A Stock)	103,440	2,307,746
Fortune Real Estate Investment Trust (Hong Kong)	533,000	636,913
Gaming and Leisure Properties, Inc.	10,100	348,248
General Growth Properties, Inc.	23,400	697,788
Goodman Group (Australia)	147,328	790,197
Great Portland Estates PLC (United Kingdom)	80,741	675,842
Hansteen Holdings PLC (United Kingdom)	321,207	436,161
Healthcare Realty Trust, Inc.	46,600	1,630,534
Healthcare Trust of America, Inc. (Class A Stock)	11,810	381,935
Highwoods Properties, Inc.	7,100	374,880
Host Hotels & Resorts, Inc.	48,400	784,564

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Investa Office Fund (Australia)	159,538	$513,183
Kite Realty Group Trust	9,725	272,592
Liberty Property Trust	18,200	722,904
Mack-Cali Realty Corp.	294,260	7,945,020
Medical Properties Trust, Inc.	75,900	1,154,439
Merlin Properties Socimi SA (Spain)	54,700	577,247
MGM Growth Properties LLC (Class A Stock)	3,200	85,376
Mid-America Apartment Communities, Inc.	16,200	1,723,680
Mirvac Group (Australia)	1,142,040	1,736,869
National Retail Properties, Inc.	24,200	1,251,624
New York REIT, Inc.	14,200	131,350
Nippon Prologis REIT, Inc. (Japan)	1,294	3,161,210
NorthStar Realty Europe Corp.	9,116	84,323
NorthStar Realty Finance Corp.	49,150	561,784
Outfront Media, Inc.	24,500	592,165
Parkway Properties, Inc.	19,300	322,889
Pennsylvania Real Estate Investment Trust	62,400	1,338,480
Potlatch Corp.	11,900	405,790
ProLogis, Inc.	7,300	357,992
Public Storage	22,810	5,830,008
Ramco-Gershenson Properties Trust	21,958	430,596
Redwood Trust, Inc.	58,080	802,085
Sabra Health Care REIT, Inc.	66,600	1,374,290
Segro PLC (United Kingdom)	217,597	1,206,113
Simon Property Group, Inc.	25,100	5,444,190
SL Green Realty Corp.	3,800	404,586
STORE Capital Corp.	73,500	2,164,575
Sun Communities, Inc.	19,100	1,463,824
Taubman Centers, Inc.	3,550	263,410
Terreno Realty Corp.	21,700	561,379
UDR, Inc.	227,105	8,384,717
Urban Edge Properties	55,925	1,669,921
Ventas, Inc.	85,000	6,189,700
Ventas, Inc.	49,410	3,598,036
VEREIT, Inc.	200,000	2,028,000
Warehouses De Pauw CVA (Belgium)	7,914	743,194
Welltower, Inc.	10,550	803,593
Westfield Corp. (Australia)	248,489	1,996,036
WP Carey, Inc.	6,400	444,288
WP Glimcher, Inc.	62,900	703,851

		118,967,426

Real Estate Management & Development — 0.8%
Aeon Mall Co. Ltd. (Japan)	9,090	118,934
CapitaLand Ltd. (Singapore)	1,387,300	3,185,211
Castellum AB (Sweden)	127,350	1,810,654
Cheung Kong Property Holdings Ltd. (Hong Kong)	508,864	3,206,175
China Vanke Co. Ltd. (China) (Class H Stock)	231,500	457,169
Daito Trust Construction Co. Ltd. (Japan)	52,600	8,540,261
Deutsche Wohnen AG (Germany)	95,249	3,243,060
Goldcrest Co. Ltd. (Japan)	23,700	374,974
Grand City Properties SA (Germany)	52,641	1,083,238
Hysan Development Co. Ltd. (Hong Kong)	1,420,000	6,332,521
Leopalace21 Corp. (Japan)	541,600	3,804,238
Mitsui Fudosan Co. Ltd. (Japan)	141,000	3,236,061
PSP Swiss Property AG (Switzerland)	5,621	545,385
Sino Land Co. Ltd. (Hong Kong)	1,046,000	1,722,225

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd. (Japan)	83,700	$1,003,754

		38,663,860

Road & Rail — 0.3%
ComfortDelGro Corp. Ltd. (Singapore)	781,600	1,605,118
Covenant Transportation Group, Inc. (Class A Stock)*	23,000	415,610
East Japan Railway Co. (Japan)	78,600	7,284,124
Genesee & Wyoming, Inc. (Class A Stock)*	6,310	371,975
Heartland Express, Inc.	63,200	1,099,048
J.B. Hunt Transport Services, Inc.	40,970	3,315,702
MTR Corp. Ltd. (Hong Kong)	188,000	953,770
Roadrunner Transportation Systems, Inc.*	9,300	69,378

		15,114,725

Semiconductors & Semiconductor Equipment — 0.5%
Cavium, Inc.*	49,590	1,914,174
Disco Corp. (Japan)	18,800	1,700,269
Hermes Microvision, Inc. (Taiwan)	9,000	373,178
Lam Research Corp.	53,900	4,530,834
Monolithic Power Systems, Inc.	115,989	7,924,369
NXP Semiconductors NV (Netherlands)*	35,010	2,742,683
SK Hynix, Inc. (South Korea)	17,885	508,953
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	572,000	2,882,707
Vanguard International Semiconductor Corp. (Taiwan)	184,000	304,143

		22,881,310

Software — 1.6%
Cadence Design Systems, Inc.*	127,819	3,106,002
Callidus Software, Inc.*	69,760	1,393,805
Capcom Co. Ltd. (Japan)	38,600	890,769
Citrix Systems, Inc.*	63,912	5,118,712
Constellation Software, Inc. (Canada)	3,300	1,277,164
Ebix, Inc.	16,900	809,510
Fidessa Group PLC (United Kingdom)	17,753	467,787
Imperva, Inc.*	28,600	1,230,086
Micro Focus International PLC (United Kingdom)	52,200	1,126,171
Microsoft Corp.	210,513	10,771,950
NCSoft Corp. (South Korea)	6,503	1,339,055
Nice Ltd. (Israel), ADR	13,300	849,205
Nintendo Co. Ltd. (Japan)	28,500	4,095,427
Oracle Corp.	78,795	3,225,079
Park City Group, Inc.*	33,700	302,289
Paycom Software, Inc.*	35,000	1,512,350
Paylocity Holding Corp.*	17,000	734,400
Playtech PLC (United Kingdom)	51,637	549,341
Qlik Technologies, Inc.*	54,500	1,612,110
Rovi Corp.*(a)	35,070	548,495
salesforce.com, Inc.*	139,542	11,081,030
SAP SE (Germany)	147,992	11,115,011
SDL PLC (United Kingdom)	50,849	261,295
Square Enix Holdings Co. Ltd. (Japan)	91,600	2,973,609
Synchronoss Technologies, Inc.*	101,800	3,243,348
Take-Two Interactive Software, Inc.*	5,200	197,184
Trend Micro, Inc. (Japan)	103,400	3,697,994
Tyler Technologies, Inc.*	10,100	1,683,771

		75,212,949

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 1.2%
AutoZone, Inc.*	7,853	$6,234,025
Burlington Stores, Inc.*	14,000	933,940
Dixons Carphone PLC (United Kingdom)	356,129	1,528,539
Dufry AG (Switzerland)*	11,862	1,418,732
Foot Locker, Inc.	61,800	3,390,348
Home Depot, Inc. (The)	131,298	16,765,442
Industria de Diseno Textil SA (Spain)	138,158	4,641,294
L Brands, Inc.	15,900	1,067,367
Nitori Holdings Co. Ltd. (Japan)	71,100	8,623,298
Ross Stores, Inc.	133,181	7,550,031
Sac’s Bar Holdings, Inc. (Japan)	42,600	416,758
Seobu T&D (South Korea)*	40,629	840,747
USS Co. Ltd. (Japan)	131,900	2,179,857
Xebio Holdings Co. Ltd. (Japan)	22,200	313,855

		55,904,233

Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	99,000	754,901
Apple, Inc.	331,898	31,729,449
Catcher Technology Co. Ltd. (Taiwan)	33,000	246,054
Electronics For Imaging, Inc.*	32,660	1,405,686
EMC Corp.	120,706	3,279,582
FUJIFILM Holdings Corp. (Japan)	72,600	2,816,911
HP, Inc.	267,483	3,356,912
Lenovo Group Ltd. (China)	476,000	289,329
Samsung Electronics Co. Ltd. (South Korea)	2,158	2,687,468
Wincor Nixdorf AG (Germany)*	11,700	625,186

		47,191,478

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	54,315	7,796,911
Carter’s, Inc.	7,800	830,466
Eclat Textile Co. Ltd. (Taiwan)	69,321	672,263
Fila Korea Ltd. (South Korea)	9,064	716,989
Gildan Activewear, Inc. (Canada) (TSX)	101,100	2,961,124
Gildan Activewear, Inc. (Canada) (NYSE)	20,800	610,064
Hermes International (France)	6,849	2,553,169
NIKE, Inc. (Class B Stock)	81,940	4,523,088
Oxford Industries, Inc.	6,600	373,692
Skechers U.S.A., Inc. (Class A Stock)*	26,250	780,150
Steven Madden Ltd.*	42,370	1,448,207
Ted Baker PLC (United Kingdom)	13,800	448,488
VF Corp.	41,720	2,565,363
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	861,000	3,412,419

		29,692,393

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	35,554	1,122,579
Beneficial Bancorp, Inc.*	56,900	723,768
Entegra Financial Corp.*	19,100	334,059
Essent Group Ltd.*	42,900	935,649
EverBank Financial Corp.	106,750	1,586,305
Kearny Financial Corp.	121,300	1,525,954
PB Bancorp, Inc.	43,400	365,428
TFS Financial Corp.	59,250	1,020,285

		7,614,027

Tobacco — 1.3%
Altria Group, Inc.	224,583	15,487,244

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco (continued)
British American Tobacco PLC (United Kingdom)	103,582	$6,715,156
Imperial Brands PLC (United Kingdom)	261,493	14,181,562
Japan Tobacco, Inc. (Japan)	327,500	13,198,972
Reynolds American, Inc.	197,830	10,668,972
Vector Group Ltd.	32,785	735,040

		60,986,946

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	17,500	789,950
Brammer PLC (United Kingdom)	69,482	55,499
Fly Leasing Ltd. (Ireland), ADR	59,000	585,870
iMarketKorea, Inc. (South Korea)	36,666	371,490
ITOCHU Corp. (Japan)	394,400	4,824,779
MISUMI Group, Inc. (Japan)	319,200	5,763,065
Ramirent OYJ (Finland)	86,600	663,678
Rexel SA (France)	215,739	2,712,367
Travis Perkins PLC (United Kingdom)	55,444	1,093,913
Wolseley PLC (Switzerland)	70,757	3,664,073

		20,524,684

Transportation Infrastructure — 0.1%
BBA Aviation PLC (United Kingdom)	375,180	1,110,196
DP World Ltd. (United Arab Emirates)	15,439	256,133
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	17,000	174,765
Kamigumi Co. Ltd. (Japan)	168,000	1,552,793

		3,093,887

Water Utilities — 0.1%
American Water Works Co., Inc.	56,620	4,784,956
Beijing Enterprises Water Group Ltd. (China)	430,000	260,404
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	21,700	194,620
CT Environmental Group Ltd. (China)	1,894,000	551,035
Pennon Group PLC (United Kingdom)	25,918	327,794

		6,118,809

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) (Class L Stock)	312,500	192,123
China Mobile Ltd. (China)	29,000	335,072
Far EasTone Telecommunications Co. Ltd. (Taiwan)	135,000	326,889
Intouch Holdings PCL (Thailand), NVDR	150,700	232,654
KDDI Corp. (Japan)	343,800	10,454,868
Mobile TeleSystems PJSC (Russia)*	81,340	309,039
MTN Group Ltd. (South Africa)	36,545	355,158
Rogers Communications, Inc. (Canada) (Class B Stock)	83,900	3,396,393
SK Telecom Co. Ltd. (South Korea)	1,301	244,415
SoftBank Group Corp. (Japan)	117,400	6,639,214
StarHub Ltd. (Singapore)	953,100	2,689,350
Vodafone Group PLC (United Kingdom)	3,658,419	11,154,060

		36,329,235

TOTAL COMMON STOCKS (cost $2,690,691,114)		2,771,960,616

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI Emerging Markets ETF	78,000	$2,680,080
iShares MSCI India ETF	199,700	5,575,624

TOTAL EXCHANGE TRADED FUNDS (cost $8,832,682)		8,255,704

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	44,012	5,330,771

Banks
Banco Bradesco SA (Brazil) (PRFC)	122,180	957,342
Itau Unibanco Holding SA (Brazil) (PRFC)	87,620	825,384

		1,782,726

Chemicals
FUCHS PETROLUB SE (Germany) (PRFC)	25,100	987,461
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	35,686	883,800

		1,871,261

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	73,500	2,212,244

Metals & Mining
Vale SA (Brazil) (PRFC), (NYSE)	77,500	310,775
Vale SA (Brazil) (PRFC), (BRN)	63,600	256,792

		567,567

TOTAL PREFERRED STOCKS (cost $11,570,801)		11,764,569

	Units
PARTICIPATORY NOTES†
Food Products
Wuliangye Yibin Co. Ltd. (Germany), expiring 03/07/22* (cost $197,879)	43,400	212,343

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Non-Residential Mortgage-Backed Securities — 0.6%
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,164,646
American Credit Acceptance Receivables Trust,
Series 2015-3, Class A, 144A
1.950%	09/12/19	1,111	1,109,686
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	1,057	1,062,955
CarFinance Capital Auto Trust,
Series 2014-1A, Class A, 144A
1.460%	12/17/18	385	384,869
Citi Held For Asset Issuance,
Series 2015-PM2, Class A, 144A
2.350%	03/15/22	1,060	1,059,189
Series 2015-PM3, Class A, 144A
2.560%	05/16/22	522	521,919

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18		467	$466,875
Series 2015-C, Class A, 144A
1.770%	06/17/19		2,845	2,841,037
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20		1,680	1,690,460
Drive Auto Receivables Trust,
Series 2015-DA, Class A2A, 144A
1.230%	06/15/18		616	615,919
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18		226	226,279
Series 2015-2A, Class A, 144A
1.540%	11/15/19		1,683	1,678,381
Flagship Credit Auto Trust,
Series 2015-3, Class A, 144A
2.380%	10/15/20		955	956,562
Series 2016-1, Class A, 144A
2.770%	12/15/20		3,043	3,067,506
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26		2,400	2,451,651
Series 2015-1, Class A, 144A
2.120%	07/15/26		1,194	1,212,056
Series 2015-2, Class A, 144A
2.440%	01/15/27		950	975,782
Series 2016-1, Class A, 144A
2.310%	08/15/27		830	847,352
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20		960	961,268
Nationstar HECM Loan Trust,
Series 2015-1A, Class A, 144A(g)
3.844%	05/25/18		2,528	2,527,983
Series 2015-2A, Class A, 144A
2.883%	11/25/25	^	940	939,906
Series 2016-1A, Class A, 144A
2.981%	02/25/26	^	808	809,344
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24		315	315,690
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20		88	87,806
Series 2014-4, Class B
1.820%	05/15/19		720	722,525
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23		1,717	1,722,691
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19		621	617,283

				31,037,620

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.1%
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2
0.743%(c)	08/25/36		2,100	$2,027,939
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55		592	591,163

				2,619,102

TOTAL ASSET-BACKED SECURITIES (cost $33,461,307)				33,656,722

BANK LOANS(c) — 2.0%
Aerospace & Defense
Doncaster,
Term Loan B
4.500%	04/09/20		433	417,627
TransDigm, Inc.,
Tranche Term Loan F
3.750%	02/28/20		587	583,436
Tranche Term Loan I
3.750%	06/09/23		250	246,094

				1,247,157

Air Freight & Logistics
YRC Worldwide, Inc.,
Initial Term Loan
8.000%	02/12/19	^	84	74,372

Beverages
Blue Ribbon LLC,
Initial Term Loan (First Lien)
5.000%	11/15/21		455	453,989

Biotechnology
AMAG Pharmaceuticals, Inc.,
Initial Term Loan
4.750%	08/17/21	^	315	311,517
Grifols Worldwide Operations Ltd.,
US Tranche Term Loan B
3.460%	02/27/21		485	484,616

				796,133

Building Products
Builders FirstSource, Inc.,
Initial Term Loan
6.000%	07/29/22		248	247,847
Jeld-Wen, Inc.,
Term Loan B-1
4.750%	07/01/22		124	123,907
Nortek, Inc.,
Incremental Term Loan 1
3.500%	10/20/20		247	243,928
Royal Holdings,
Initial Term Loan (First Lien)
4.500%	06/20/22		213	211,413
Initial Term Loan (Second Lien)
8.500%	06/19/23	^	125	115,625

				942,720

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Capital Markets
Erie Acquisition Holdings, Inc.,
Term Loan (First Lien)
5.750%	03/01/23		224	$225,279
Gemini HDPE LLC,
Advance Term Loan
4.750%	08/06/21		403	397,796

				623,075

Chemicals — 0.1%
A. Schulman, Inc.,
Initial US Term Loan B
4.000%	06/01/22		178	176,641
American Rock Salt Co. LLC,
Closing Date Term Loan
4.750%	05/20/21		735	685,387
Candy Intermediate Holdings, Inc.,
Term Loan B (First Lien)
5.500%	06/15/23		225	224,437
Chromaflo Technologies Corp.,
Term Loan B (First Lien)
4.500%	12/02/19	^	247	242,515
GCP Applied Technologies, Inc.,
Term Loan
5.250%	02/03/22		125	124,843
Kraton Performance Polymers, Inc.,
Initial Term Loan
6.000%	01/06/22		425	417,775
Kraton Polymers LLC,
Initial Term Loan
6.000%	06/09/23	^	70	69,825
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19		648	645,315
Kronos, Incorporated,
Initial Term Loan (Second Lien)
9.750%	04/30/20		630	632,444
MacDermid, Inc.,
Tranche Term Loan B-2
5.500%	06/07/20		246	241,941
Tranche Term Loan B-3
5.500%	06/07/20		372	365,980
Metal Services LLC,
Tranche Term Loan B-2
8.500%	06/30/19		122	118,658
Orion Engineered Carbons GmbH,
Initial Dollar Term Loan
4.750%	07/25/21		454	453,547
PQ Corp.,
Tranche Term Loan B-1
5.750%	11/04/22		150	149,937
Styrolution US Holding LLC,
Dollar Tranche Term Loan B-1 (First Lien)
6.500%	11/07/19		493	492,377
Trinseo Group,
Term Loan B
4.250%	10/13/21		163	162,574

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Chemicals (continued)
Tronox, Inc.,
Term Loan B
4.500%	03/19/20		243	$231,183

				5,435,379

Commercial Services
ABB/Con-Cise Optical Group LLC,
Initial Term Loan (First Lien)
6.000%	06/15/23	^	200	200,500
ExamWorks Group, Inc.,
Term Loan
— %(p)	06/16/23		75	74,781

				275,281

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19		403	396,063
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20		292	283,554
Brickman Group Ltd. (The),
Initial Term Loan (First Lien)
4.000%	12/18/20		124	121,476
EWT Holdings III Corp.,
2016 Incremental Term Loan (Term Loan)
5.500%	01/15/21		185	183,153
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.993%	08/04/19	^	447	424,939
KAR Auction Services, Inc.,
Tranche Term Loan B-3
4.250%	03/09/23		180	180,223
Laureate Education, Inc.,
New Extended Term Loan (2018 Series)
5.000%	06/15/18		1,218	1,169,424
MGM Resorts International,
Term Loan A
3.210%	04/23/21		165	162,525
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19		775	760,924
TransUnion LLC,
2015 Term Loan B-2
3.500%	04/09/21		494	488,135
Xerium Technologies, Inc.,
Initial Term Loan
6.250%	05/17/19	^	145	143,905

				4,314,321

Containers & Packaging — 0.1%
Anchor Glass Container Corporation,
Term Loan B
4.750%	07/01/22		431	429,884
Berlin Packaging LLC,
Initial Term Loan (First Lien)
4.500%	10/01/21		491	489,709
Initial Term Loan (Second Lien)
7.750%	09/30/22		250	244,375

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Containers & Packaging (continued)
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20		968	$962,003
Term Loan G
3.500%	01/06/21		453	448,951
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20		464	460,672
Caraustar Industries, Inc.,
Incremental Term Loan
8.000%	05/01/19		243	242,170
Charter NEX Films, Inc.,
Initial Term Loan (First Lien)
5.250%	02/07/22		238	237,107
Consolidated Container Co. LLC,
New Term Loan
5.000%	07/03/19		125	120,156
Term Loan B
7.750%	01/03/20		750	680,625
Goodpack Ltd.,
Initial Term Loan (First Lien)
4.750%	09/09/21	^	410	356,537
Nexeo Solutions LLC,
Initial Term Loan
5.250%	06/09/23	^	75	74,625
Novolex,
Term Loan (First Lien)
6.000%	12/05/21		370	369,759
Owens Illinois, Inc.,
Facility Term Loan B
3.500%	09/01/22		247	245,846
Signode Industrial Group Lux SA,
Initial Term Loan B
3.750%	05/01/21		284	281,474

				5,643,893

Distributors
Aramark Corporation,
US Term Loan F
3.250%	02/24/21		485	484,147

Diversified Consumer Services
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/28/21		371	363,361
KC MergerSub, Inc.,
Initial Term Loan (First Lien)
6.000%	08/12/22		373	368,151
Initial Term Loan (Second Lien)
10.250%	08/11/23	^	75	71,250
Nord Anglia Education Finance LLC,
Initial Term Loan
5.000%	03/31/21	^	480	476,897
Servicemaster Co. LLC (The),
Initial Term Loan
4.250%	07/01/21		492	492,177

				1,771,836

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Diversified Financial Services
CPI Acquisition, Inc.,
Term Loan (First Lien)
5.500%	08/17/22	^	155	$149,960
Fly Funding II Sarl,
Term Loan
3.500%	08/09/19		473	471,169
Flying Fortress, Inc.,
New Loan
3.500%	04/30/20		250	249,298
WP Mustang Holdings LLC,
Term Loan (First Lien)
7.000%	05/29/21		353	350,718

				1,221,145

Diversified Telecommunication Services — 0.1%
Fairpoint Communications, Inc.,
Term Loan
7.500%	02/14/19		368	366,956
Level 3 Financing, Inc.,
2020 Tranche Term Loan B
4.000%	01/15/20		400	399,500
2022 Tranche Term Loan B-2
3.500%	05/31/22		500	497,500
Mitel US Holdings, Inc.,
2015 Term Loan
5.500%	04/29/22		164	164,426
Numericable US LLC,
Term Loan B-7
5.000%	01/15/24		395	393,396
USD Term Loan B-6
4.750%	02/10/23		125	124,643
Securus Technologies Holdings, Inc.,
2015 Incremental Term Loan (Term Loan)
5.250%	04/30/20		25	23,445
Initial Term Loan (First Lien)
4.750%	04/30/20		487	459,441
Initial Term Loan (Second Lien)
9.000%	04/30/21		125	117,813
Virgin Media Investments Holdings Ltd.,
Facility Loan F
3.649%	06/30/23		337	327,763

				2,874,883

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/18	^	30	29,806
Term Loan B
6.375%	08/13/19	^	455	448,431
Empire Generating Co. LLC,
Advance Term Loan B
5.250%	03/12/21	^	258	219,039
Advance Term Loan C
5.250%	03/12/21	^	20	17,424
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	12/19/16		315	314,213

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Electric Utilities (continued)
Essential Power LLC,
Term Loan
4.750%	08/08/19		479	$472,182
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21		145	112,749
InterGen NV,
Advance Term Loan
5.500%	06/15/20		489	434,912
Longview Power LLC,
Advance Term Loan B
7.000%	04/13/21	^	248	215,325

				2,264,081

Electrical Equipment
AlixPartners, LLP,
Initial Term Loan
4.500%	07/15/22		213	213,032
Generac Power Systems, Inc.,
Term Loan B
3.500%	05/31/20		399	395,752

				608,784

Electronic Equipment, Instruments & Components
Cable Wire,
Term Loan B-1
5.500%	12/02/22		69	68,621
Term Loan B-2
5.830%	12/30/22		56	56,145
CDW Corp.,
Term Loan
3.250%	04/29/20		489	488,029

				612,795

Energy Equipment & Services
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	07/31/20	^	245	161,462
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/25/21		372	220,814
Moxie Patriot LLC,
Advance Construction Term Loan B-1
6.750%	12/19/20	^	500	477,500
Panda Stonewall Power Project,
Advance Conversion Term Loan B-1
6.500%	11/13/21	^	345	334,650

				1,194,426

Food & Staples Retailing — 0.1%
Albertson’s LLC,
2016-1 Term Loan B-4
4.500%	08/25/21		1,678	1,674,459
2016-1 Term Loan B-5
4.750%	12/21/22		150	149,719
Term Loan B-1
4.750%	06/22/23		595	593,513
BJ’s Wholesale Club, Inc.,
2013 Replacement Term Loan (First Lien)
4.500%	09/26/19		243	240,754

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food & Staples Retailing (continued)
GOBP Holdings, Inc.,
Initial Term Loan (First Lien)
5.000%	10/21/21		493	$484,705
KFC Holding Co.,
Term Loan B
3.232%	06/16/23		250	250,313

				3,393,463

Food Products — 0.1%
Advance Pierre Foods,
Effective Date Loan
4.750%	06/02/23		210	209,124
B&G Foods, Inc.,
Tranche B Term Loan
3.750%	10/22/22		213	213,570
Green Mountain Coffee Roasters, Inc.,
USD Term Loan B
5.250%	03/03/23		438	438,183
JBS USA LLC,
2015 Incremental Term Loan
4.000%	10/30/22		249	247,662
New HB Acquisition LLC,
Term Loan B (First Lien)
4.500%	08/03/22		109	109,011
Term Loan B (Second Lien)
8.500%	08/03/23		15	14,800
Shearer’s Foods LLC,
Term Loan (First Lien)
4.938%	06/30/21		314	306,540
Term Loan (Second Lien)
7.750%	06/30/22		340	306,000
U.S. Foods, Inc.,
Initial Term Loan
4.000%	06/15/23		250	248,854

				2,093,744

Health Care Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B
4.500%	06/20/22		138	137,548
Atlantic Power Holdings,
Term Loan
6.000%	04/13/23		241	240,724
CNT Holdings III Corp.,
Term Loan (First Lien)
5.250%	01/22/23		249	248,648
DJO Finance LLC,
Initial Term Loan
4.250%	06/08/20	^	284	266,688
Hill-Rom Holdings, Inc.,
Initial Term Loan B
3.500%	09/08/22		228	227,860
Integra Telecom Holdings, Inc.,
Initial Term Loan (Second Lien)
9.750%	02/14/21	^	100	91,500
Term Loan B-1
5.250%	08/14/20		496	480,499

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Health Care Equipment & Supplies (continued)
Lully Finance,
Initial Term Loan B-1 (First Lien)
5.000%	10/17/22		368	$364,064
Initial Term Loan B-1 (Second Lien)
9.500%	10/16/23		75	72,000
Precyse Acquisition Corp.,
Initial Term Loan (First Lien)
6.500%	10/20/22		250	249,219
Tekni-Plex, Inc.,
Initial Term Loan (Second Lien)
8.750%	06/01/23		125	118,229
Tranche Term Loan B-1 (First Lien)
4.500%	06/01/22		371	365,372

				2,862,351

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.750%	08/20/19		373	371,636
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21		201	200,454
CHS/Community Health Systems, Inc.,
2019 Incremental Term Loan G
3.750%	12/31/19		272	265,000
2021 Incremental Term Loan H
4.000%	01/27/21		965	939,087
DaVita Healthcare Partners, Inc.,
Tranche Term Loan B
3.500%	06/24/21		365	365,096
Drumm Investors LLC,
Term Loan
9.500%	05/04/18		153	148,751
Envision Healthcare Corp.,
Tranche Term Loan B-2
4.500%	10/28/22		249	248,661
HCA, Inc.,
Tranche Term Loan B-4
3.381%	05/01/18		245	245,018
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18		253	211,412
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	^	280	271,863
Life Time Fitness, Inc.,
Closing Date Term Loan
4.250%	06/10/22		302	294,967
U.S. Renal Care, Inc.,
Term Loan (Second Lien)
9.000%	12/29/23		250	245,000
Term Loan B
5.250%	12/30/22		647	645,734

				4,452,679

Hotels, Restaurants & Leisure — 0.2%
24 Hour Fitness USA, Inc.,
Term Loan
4.750%	05/28/21		441	425,841

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Hotels, Restaurants & Leisure (continued)
Affinity Gaming,
Term Loan (First Lien)
5.000%	06/16/23		200	$199,625
American Casino & Entertainment Properties LLC,
Term Loan
4.750%	07/07/22	^	218	216,205
Aristocrat Leisure Limited,
Initial Term Loan
4.750%	10/20/21		469	469,231
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20		852	813,674
Caesars Growth Properties Holdings LLC,
Term Loan B (First Lien)
6.250%	05/08/21		1,274	1,191,190
CCM Merger, Inc.,
Term Loan
4.500%	08/06/21		320	319,996
Cirque du Soleil,
Initial Term Loan (First Lien)
5.000%	07/08/22		124	120,845
Initial Term Loan (Second Lien)
9.250%	07/10/23		45	40,406
Eldorado Resorts, Inc.,
Initial Term Loan
4.250%	07/25/22		203	202,527
Four Seasons Holdings, Inc. (Canada),
2013 Term Loan (First Lien)
3.500%	06/27/20		196	194,797
Term Loan (Second Lien)
7.750%	12/27/20		250	250,208
Graton Economic Development Authority,
Incremental Term Loan B
4.750%	09/01/22		237	236,980
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21		213	207,333
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	06/15/18		594	588,924
PNK Entertainment, Inc.,
Facility Loan B
3.750%	04/28/23	^	218	217,787
Red Lobster Management LLC,
Initial Term Loan (First Lien)
6.250%	07/28/21		260	258,844
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20		248	244,680
Initial Term Loan B-2
6.000%	10/01/21		739	727,207
Station Casinos LLC,
Facility Loan B
3.750%	06/08/23		545	541,707
TGI Friday’s, Inc.,
Initial Term Loan (First Lien)
5.250%	07/15/20		240	238,588

				7,706,595

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Household Products
Spectrum Brands, Inc.,
USD Term Loan
3.500%	06/23/22	231	$231,116

Independent Power & Renewable Electricity Producers
Dynegy, Inc.,
Term Loan
5.000%	06/22/23	375	368,437
Tranche Term Loan B-2
4.000%	04/23/20	249	242,707
ExGen Renewables LLC,
Term Loan
5.250%	02/06/21^	413	413,263
TerraForm AP Acquisition Holdings LLC,
Term Loan
6.250%	06/27/22^	234	211,568
Terra-Gen Finance Co. LLC,
Term Loan
5.250%	12/09/21^	241	203,551
TPF Generation Holdings LLC,
Term Loan
4.750%	12/31/17	370	353,271

			1,792,797

Insurance
AssuredPartners, Inc.,
Term Loan (First Lien)
5.750%	10/21/22	324	320,868
Asurion LLC,
Incremental Tranche Term Loan B-1
5.000%	05/24/19	394	391,877
Incremental Tranche Term Loan B-4
5.000%	08/04/22	638	628,065
Term Loan (Second Lien)
8.500%	03/03/21	220	211,658
HUB International Ltd.,
New Initial Term Loan
4.000%	10/02/20	496	487,926

			2,040,394

Internet
Zayo Group,
2016 Incremental Facility Term Loan
4.500%	05/06/21	63	63,114

Internet Software & Services — 0.1%
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	05/20/22	687	684,973
Ellucian, Inc.,
Closing Date Term Loan
4.750%	09/30/22	546	538,492
Leighton Services,
USD Term Loan B
5.500%	05/21/22^	172	171,445
Merrill Communications LLC,
Initial Term Loan
6.250%	06/01/22^	343	308,614
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.000%	06/17/21	314	309,758

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Internet Software & Services (continued)
Term Loan (Second Lien)
8.250%	06/17/22	140	$120,400
ProQuest LLC,
Initial Term Loan
5.750%	10/24/21	492	474,019
TTM Technology, Inc.,
Term Loan B
6.000%	05/31/21^	453	448,198

			3,055,899

IT Services
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.250%	03/15/19	491	485,557
Global Payments, Inc.,
Incremental Term Loan B
3.960%	04/22/23	220	221,375
Leidos Holdings, Inc.,
Term Loan
— %(p)	06/09/23^	125	124,844
Science Applications International Corp.,
Incremental Tranche Term Loan B
3.750%	04/21/22	233	233,335
Vertafore, Inc.,
Initial Term Loan (First Lien)
4.750%	06/17/23	200	199,250
WEX, Inc.,
Term Loan B
4.250%	06/24/23^	200	199,000

			1,463,361

Leisure Products
SRAM LLC,
Term Loan (First Lien)
5.250%	04/10/20^	447	397,607

Lodging
Golden Nugget, Inc.,
Delayed Draw Term Loan
5.500%	11/21/19	138	137,766
Term Loan B (First Lien)
5.500%	11/06/19	321	321,454

			459,220

Machinery
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/06/21	122	117,753
SIG Combibloc Group,
Initial Dollar Term Loan
4.250%	03/11/22	356	353,790
TNT Crane & Rigging, Inc.,
Initial Term Loan (First Lien)
5.500%	11/27/20	112	83,759
Term Loan (Second Lien)
10.000%	11/26/21	500	325,000

			880,302

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Marine
Commercial Barge Line Co.,
Initial Term Loan (First Lien)
9.750%	11/12/20^	212	$195,328
Penn Products Terminals LLC,
Tranche Term Loan B
4.750%	04/13/22	114	111,149

			306,477

Media — 0.2%
Acosta, Inc.,
Tranche Term Loan B-1
4.250%	09/26/21	248	238,195
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/23/21	318	310,259
Term Loan (Second Lien)
7.500%	07/25/22	125	121,771
AMC Entertainment, Inc.,
Initial Term Loan
5.000%	12/15/22	124	124,271
CBS Outdoor Americas, Inc.,
Term Loan
3.000%	02/01/21	444	441,901
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
5.250%	05/27/23	375	370,313
Charter Communications Operating LLC,
2015 Term Loan I
3.500%	01/23/23	125	124,576
Term Loan E
3.000%	07/01/20	977	970,763
Creative Artists Agency,
Incremental Term Loan (Third Amendment)
5.000%	12/17/21^	296	294,700
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	250	249,063
Endurance Business Media, Inc.,
Term Loan
6.000%	02/09/23	323	302,348
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	359	266,764
iHeartCommunications, Inc.,
Tranche Term Loan D
7.210%	01/30/19	750	547,187
Ion Media Networks, Inc.,
Term Loan B-1
4.750%	12/18/20	239	237,356
Liberty Cablevision of Puerto Rico LLC,
Initial Term Loan (Second Lien)
7.750%	07/07/23	250	236,458
Term Loan B (First Lien)
4.500%	01/07/22	125	122,552
McGraw-Hill Global Education Holdings LLC,
Term Loan B (First Lien)
5.000%	05/04/22	650	648,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media (continued)
NMSC Holdings, Inc.,
Term Loan B (First Lien)
6.000%	04/19/23	126	$126,041
Prime Security,
Term Loan B-1 (First Lien)
4.750%	05/02/22	545	545,681
Regal Cinemas Corp.,
Refinancing Term Loan
3.500%	04/01/22	104	104,056
Research Now Group, Inc.,
Term Loan (First Lien)
5.500%	03/18/21^	89	87,098
Springer Science & Business Media Finance, Inc.,
Initial Term Loan B-9
4.500%	08/14/20	494	485,109
Varsity Brands,
Initial Term Loan (First Lien)
5.000%	12/10/21	370	368,546
Wide Open West Finance LLC,
New Term Loan B
4.500%	04/01/19	496	494,176

			7,817,397

Metals & Mining
FMG Resources Pty Ltd.,
Term Loan
4.250%	06/30/19	280	267,160
LBM Holdings LLC,
Initial Term Loan (First Lien)
6.250%	08/20/22	248	241,922
Peabody Energy Corp.,
Term Loan
4.250%	09/24/20	124	51,944
Zekelman Industries, Inc.,
Term Loan
6.000%	06/14/21	375	373,594

			934,620

Multiline Retail
Dollar Tree, Inc.,
Term Loan B-1
3.500%	07/06/22	345	344,058
Sears Holdings Corp.,
2015 Term Loan
5.500%	06/30/18	743	708,041

			1,052,099

Multi-Utilities
Alliant Holdings I LLC,
Initial Term Loan
4.500%	08/12/22	496	489,007

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners, LP,
Tranche Term Loan B
9.250%	11/26/18^	547	541,145
Bright Horizons Family Solutions, Inc.,
Term Loan B-1
4.250%	01/30/20	246	246,019

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels (continued)
Chelsea Petroleum,
Tranche Term Loan B
5.250%	10/28/22		123	$120,654
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.500%	05/16/21		250	224,531
CITGO Holding, Inc.,
Term Loan
9.500%	05/12/18		118	118,347
Crestwood Holdings LLC,
Term Loan B-1
9.000%	06/19/19		583	513,098
Houston Fuel Oil Terminal Co. LLC,
Tranche Term Loan B
4.250%	08/19/21	^	605	582,476
Murray Energy Corp.,
Term Loan B-1
7.000%	04/17/17		203	171,913
Term Loan B-2
7.500%	04/16/20		742	538,238
OSG Bulk Ships, Inc.,
Initial Term Loan
5.250%	08/05/19	^	215	206,101
Southcross Holdings Borrower LP,
Initial Term Loan
5.250%	08/04/21	^	69	58,310
Veresen Midtsream LP,
Tranche Term Loan B-1
5.250%	03/31/22		173	166,764

				3,487,596

Pharmaceuticals — 0.1%
Alvogen Pharma US, Inc.,
Term Loan (First Lien)
6.000%	04/01/22	^	264	262,858
Endo Pharmaceutical Holdings, Inc.,
2015 Incremental Term Loan B
3.750%	06/27/22		373	366,862
Horizon Pharma PLC,
2015 Term Loan
4.500%	05/07/21		357	347,021
Pharmaceutical Product Development, Inc.,
Initial Term Loan
4.250%	08/18/22		495	490,852
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan A (Series A-3)
3.720%	10/20/18		95	92,636
Tranche Term Loan B (Series D-2)
4.500%	02/13/19		450	436,124
Tranche Term Loan B (Series E-1)
4.750%	08/05/20		507	493,986
Tranche Term Loan B (Series F-1)
5.000%	04/01/22		288	279,609
Vizient, Inc.,
Initial Term Loan
6.250%	02/13/23		374	375,309

				3,145,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Pipelines
Energy Transfer Partners LP,
2015 Term Loan
4.000%	12/02/19		80	$77,683

Professional Services
Ceridian HCM Holding, Inc.,
Initial Term Loan
4.500%	09/15/20		342	330,203

Real Estate Investment Trusts (REITs)
AmeriCold Realty,
Initial Term Loan
5.750%	12/01/22	^	145	145,544
Communications Sales & Leasing, Inc.,
Term Loan
5.000%	10/24/22		248	245,330
iStar, Inc.,
Term Loan
5.500%	07/01/20	^	125	124,687
MGM Growth Properties LLC,
Term Loan B
4.000%	04/25/23		514	514,355
NorthStar Realty Finance Corp.,
Initial Term Loan
4.625%	01/30/23		200	198,336
Onex TSG Holdings II Corp.,
Initial Term Loan (First Lien)
5.000%	07/29/22		293	291,913

				1,520,165

Real Estate Management & Development — 0.1%
DTZ Worldwide Ltd.,
Additional Term Loan 2015-1
4.250%	11/04/21		739	728,814
Initial Term Loan (Second Lien)
9.250%	11/04/22		125	124,375
Multiplan, Inc.,
Initial Term Loan
5.000%	06/07/23		200	200,450
Realogy Group LLC,
2016 Initial Term Loan B
3.750%	03/05/20		731	729,365
Wash MultiFamily Acquisition, Inc.,
Initial US Term Loan (First Lien)
4.250%	05/04/22	^	412	404,578
Initial US Term Loan (Second Lien)
8.000%	05/12/23	^	35	34,388

				2,221,970

Restaurants
Burger King,
Term Loan B-2
3.750%	12/10/21		751	749,612

Retail
JC Penney Corp., Inc.,
2016 Term Loan
5.250%	06/23/23		1,250	1,239,850

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Retail (continued)
Telenet Financing USD LLC,
Facility Term Loan AD
4.250%	06/30/24	250	$248,021

			1,487,871

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Dollar Term Loan B-1
4.250%	02/01/23	499	498,335
Micron Technology, Inc.,
Term Loan
6.640%	04/26/22	100	100,458
Microsemi Corp.,
Closing Date Term Loan B
3.750%	01/15/23	109	108,462
NXP B.V.,
Tranche Term Loan B
3.750%	12/07/20	133	133,467
ON Semiconductor Corp.,
Closing Date Term Loan
5.250%	03/31/23	250	251,071

			1,091,793

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	425	375,138
Eagle Parent, Inc.,
Term Loan B
4.750%	06/01/22	371	363,052
First Data Corp.,
2021 New Dollar Term Loan
4.000%	07/10/22	250	247,422
JLL/Delta Dutch Newco BV,
Initial Dollar Term Loan
4.250%	03/11/21	490	476,035
Lawson Software, Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	381	370,182
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	510	461,129
Initial Term Loan (Second Lien)
8.000%	04/11/22	175	171,208
SolarWinds Holdings, Inc.,
Initial US Term Loan (First Lien)
6.500%	02/03/23	250	247,109
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
5.750%	03/03/23	250	249,375
SS&C Technologies Holdings, Inc.,
Term Loan B-1
4.000%	07/08/22	188	188,014
Term Loan B-2
4.000%	07/08/22	26	25,727

			3,174,391

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Initial Term Loan
5.000%	07/01/22		351	$329,952
Bass Pro Group LLC,
2015 New Term Loan
4.000%	06/05/20		249	244,541
David’s Bridal, Inc.,
Initial Term Loan
5.250%	10/11/19		124	111,104
J. Crew Group, Inc.,
Initial Term Loan
4.000%	03/05/21		266	180,921
Party City Holdings, Inc.,
Term Loan
4.250%	08/06/22		367	363,991
Petco Animal Supplies, Inc.,
Tranche Term Loan B-1
5.000%	01/26/23		499	496,164
Petsmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22		619	615,656
Sports Authority, Inc. (The),
Term Loan B
— %(p)	11/16/17	^	453	122,405

				2,464,734

Technology Hardware, Storage & Peripherals
Diebold, Inc.,
Dollar Term Loan B
5.250%	04/05/23		55	54,702
Oberthur Technologies Holding SAS,
Tranche Term Loan B-2
4.500%	10/18/19		410	407,054
Western Digital Corp.,
Term Loan B
6.250%	04/29/23		200	200,438

				662,194

Textiles, Apparel & Luxury Goods
Samsonite International,
Initial Tranche Term Loan B
4.000%	04/30/23		105	105,394

Thrifts & Mortgage Finance
Ocwen Loan Servicing LLC,
Initial Term Loan
5.500%	02/15/18	^	131	128,458

Tobacco
Reynolds American, Inc.,
Incremental US Term Loan
4.500%	12/01/18		512	511,581

Trading Companies & Distributors
GYP Holdings III Corp.,
Term Loan (First Lien)
4.750%	04/01/21		247	241,914
Univar, Inc.,
Initial Dollar Term Loan
4.250%	06/24/22		124	122,419

				364,333

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Transportation
Navios Maritime Partners LP (Mauritania),
Term Loan
5.250%	06/27/18		117	$100,379

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.500%	04/07/21	^	489	462,492

Wireless Telecommunication Services — 0.1%
Dell International LLC,
Term Loan B-2
4.000%	04/29/20		993	990,329
4.000%	06/02/23		250	249,028
Digicel International Finance Ltd.,
Tranche Term Loan D-1
4.125%	03/31/17	^	34	32,608
Tranche Term Loan D-2
4.131%	03/31/19	^	249	237,952
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19		1,199	1,084,777
LTS Buyer LLC,
Term Loan B (First Lien)
4.000%	04/13/20		806	799,535

				3,394,229

TOTAL BANK LOANS (cost $100,302,480)				97,810,994

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.723%(c)	06/10/49		1,000	1,016,885
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28		1,019	1,064,853
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38		354	356,446
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
1.842%(c)	12/15/27		2,836	2,833,873
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28		722	744,492
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28		720	728,131
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49		968	973,984
Commercial Mortgage Trust,
Series 2006-C8, Class A1A
5.292%	12/10/46		1,109	1,121,595
Series 2014-CR15, Class A2
2.928%	02/10/47		923	954,109
Series 2014-CR19, Class XA, IO
1.279%(c)	08/10/47		5,386	348,072
Series 2014-CR20, Class XA, IO
1.198%(c)	11/10/47		4,542	308,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	$994,616
Series 2014-UBS4, Class XA, IO
1.263%(c)	08/10/47	4,542	303,445
Series 2014-UBS6, Class XA, IO
1.062%(c)	12/10/47	3,045	184,828
Credit Suisse Mortgage Capital Certificates,
Series 2015-TOWN, Class A, 144A
1.692%(c)	03/15/17	3,042	3,026,509
Series 2015-TOWN, Class B, 144A
2.342%(c)	03/15/17	274	267,593
Series 2015-TOWN, Class C, 144A
2.692%(c)	03/15/17	267	259,404
Series 2015-TOWN, Class D, 144A
3.642%(c)	03/15/17	404	393,167
FHLMC Multifamily Structured Pass-Through Certificates,
Series K716, Class A2
3.130%	06/25/21	2,186	2,344,954
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(c)	12/10/49	790	802,381
GS Mortgage Securities Trust,
Series 2006-GG8, Class A4
5.560%	11/10/39	338	339,269
Series 2014-GSFL, Class A, 144A
1.442%(c)	07/15/31	827	826,814
Series 2015-GC34, Class XA, IO
1.375%(c)	10/10/48	4,183	375,293
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,083,392
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
1.696%(c)	11/15/29	1,314	1,309,033
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XA, IO
1.698%(c)	06/15/45	12,831	766,785
Series 2014-BXH, Class A, 144A
1.342%(c)	04/15/27	2,000	1,950,176
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.118%(c)	07/15/44	4,953	5,141,620
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	306	305,754
Series 2007-C7, Class A3
5.866%(c)	09/15/45	802	838,562
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.151%(c)	10/15/48	4,784	368,864
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A1A
5.820%(c)	06/11/42	911	941,584
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	803,726
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572%	10/15/48	4,458	4,456,169

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-C29, Class A1A
5.297%	11/15/48	5,874	$5,928,859
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,260,099
Series 2007-C31, Class A4
5.509%	04/15/47	7,613	7,722,420
Series 2007-C33, Class A4
6.147%(c)	02/15/51	8,625	8,803,335
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.118%(c)	11/15/48	4,481	341,267

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $74,198,442)			70,590,567

CORPORATE BONDS — 10.0%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,072,909
3.800%	10/07/24	963	1,013,062
4.750%	10/07/44	208	226,925

			2,312,896

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,827,762
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	985,103
3.500%	06/15/22	710	761,734
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	505,605
3.750%	07/21/22	1,215	1,282,186
4.250%	07/21/25	500	541,265
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20	303	320,296
4.000%	06/12/22	945	1,027,014
4.450%	06/12/25	987	1,105,379
5.700%	08/15/35	391	476,169
5.850%	08/15/45	1,000	1,277,731

			10,110,244

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	2,400	2,453,287
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	906	958,986
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19	1,000	1,023,080
3.000%	06/12/17	1,000	1,015,233
4.250%	09/20/22	1,200	1,294,067
5.875%	08/02/21	750	860,183

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	(a)	90	$89,637
5.200%	04/01/45		1,202	1,190,854
6.600%	04/01/36		380	435,749
6.750%	04/01/46		612	725,945
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18		960	967,542
3.150%	01/15/20		950	961,691
3.200%	07/13/20		900	911,764
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		2,065	2,099,086
3.000%	10/30/20		1,060	1,096,423
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,745,454

				17,828,981

Banks — 2.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19		4,700	4,809,364
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24		1,500	1,613,369
Sub. Notes
3.950%	04/21/25		1,000	1,018,345
6.110%	01/29/37		1,468	1,742,441
Sub. Notes, MTN
4.200%	08/26/24		1,382	1,428,598
4.250%	10/22/26		520	539,286
4.450%	03/03/26		620	648,480
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25		1,040	1,080,525
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		470	477,409
2.350%	09/08/19		720	736,320
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		974	967,126
3.250%	01/12/21		1,040	1,036,357
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	722,772
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24		781	812,712
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19		950	964,592
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21		1,070	1,099,547
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		1,780	1,811,671

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
8.125%	07/15/39	167	$260,459
Sub. Notes
4.400%	06/10/25	1,970	2,059,850
4.600%	03/09/26	420	445,276
5.500%	09/13/25	1,857	2,081,588
6.675%	09/13/43	500	641,918
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT
2.500%	03/14/19	630	638,971
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	962,597
Citizens Financial Group, Inc.,
Sub. Notes
4.350%	08/01/25	965	1,015,498
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	893,743
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN
2.550%	03/15/21	1,690	1,744,132
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	820,398
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22	1,170	1,175,057
Gtd. Notes, 144A
3.450%	04/16/21	1,074	1,084,685
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	717,009
Sub. Notes
6.000%	02/15/18	870	919,137
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,132,272
Sub. Notes
4.500%	04/01/25	500	460,273
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,906,147
4.200%	08/08/23	284	300,192
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	490,367
3.200%	08/09/21	1,500	1,526,084
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,286,115
8.250%	03/01/38	1,230	1,838,584
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,333,096
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	4,731	4,842,027
2.625%	04/25/21	920	932,998
3.500%	01/23/25	250	256,877
3.750%	02/25/26	750	789,376
4.750%	10/21/45	540	595,233

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
6.250%	02/01/41		691	$894,226
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		1,500	1,590,467
Sub. Notes
6.750%	10/01/37		20	24,671
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21		2,160	2,182,378
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19		2,375	2,396,940
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17		1,187	1,191,441
Sub. Notes, 144A
5.017%	06/26/24		600	549,298
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19		3,631	3,690,763
2.350%	01/28/19		3,424	3,508,422
4.625%	05/10/21		700	778,978
5.400%	01/06/42		751	933,797
5.600%	07/15/41		125	158,502
Sub. Notes
3.875%	09/10/24		723	748,549
4.125%	12/15/26		952	1,008,660
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.350%	03/08/19		630	643,493
2.500%	12/15/19		710	728,059
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19		1,500	1,529,694
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21	(a)	1,260	1,306,963
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17		1,970	1,976,828
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.450%	04/16/19		1,200	1,223,501
Morgan Stanley,
Sr. Unsec’d. Notes
2.500%	01/24/19		945	964,097
2.650%	01/27/20		710	721,707
6.375%	07/24/42		612	828,784
Sr. Unsec’d. Notes, MTN
2.500%	04/21/21		850	858,891
3.700%	10/23/24		900	941,737
3.875%	01/27/26		770	817,423
Sub. Notes
3.950%	04/23/27		100	101,130
4.875%	11/01/22		1,930	2,113,458
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
1.625%	02/09/18		430	430,406
2.250%	02/10/20		480	483,466

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19		470	$481,398
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24		250	267,809
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19		1,418	1,446,839
2.250%	07/02/19		1,500	1,532,231
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		171	183,457
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18		950	956,325
Sub. Notes
6.450%	06/26/37		559	667,079
Sub. Notes, BKNT
7.500%	05/15/18		1,750	1,919,217
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/08/21		633	651,546
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.350%	10/30/20	(a)	1,050	1,078,872
Sub. Notes, MTN
4.650%	01/27/26		791	846,330
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,220	1,189,625
6.000%	12/19/23		2,443	2,482,410
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,865	1,904,777
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		630	656,632
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,000	2,031,158
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17		710	711,072
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19		720	736,351
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19	(a)	1,500	1,531,375
Sub. Notes
5.375%	11/02/43		767	893,533
Sub. Notes, MTN
4.100%	06/03/26		100	106,961
4.300%	07/22/27		710	766,609
4.650%	11/04/44		1,050	1,107,391
4.900%	11/17/45		250	273,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.650%	05/13/19	650	$651,891

			116,060,066

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	1,441	1,442,398
2.650%	02/01/21	1,310	1,358,490
3.300%	02/01/23	1,310	1,380,308
3.650%	02/01/26	2,569	2,752,031
4.000%	01/17/43	160	164,862
4.700%	02/01/36	1,259	1,414,774
4.900%	02/01/46	1,259	1,475,349
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	2,362	2,400,784

			12,388,996

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17	960	961,547
2.125%	05/01/20	960	975,160
2.200%	05/22/19	410	420,532
3.875%	11/15/21	1,500	1,635,537
Sr. Unsec’d. Notes, 144A
4.663%	06/15/51	435	454,494

			4,447,270

Building Materials
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	622,383

Chemicals — 0.1%
Albemarle Corp.,
Gtd. Notes
3.000%	12/01/19	710	719,604
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	977,748
2.450%	05/01/20	1,355	1,357,198
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	864,161
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	976	977,588

			4,896,299

Commercial Services — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	12/01/22	250	251,875
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	74,700

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44		635	$682,801
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22		855	950,556
5.250%	07/15/44		340	413,465
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		100	106,000

				2,479,397

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43		436	437,753
4.375%	05/13/45		233	253,850
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		72	73,758
4.420%	06/15/21		1,105	1,137,345
6.020%	06/15/26		1,150	1,198,860
8.350%	07/15/46		256	275,228
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
3.600%	10/15/20		1,315	1,372,572
4.400%	10/15/22		1,160	1,241,393
6.200%	10/15/35		234	236,656
6.350%	10/15/45		234	232,979

				6,460,394

Containers & Packaging
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.653%(c)	12/15/19		750	752,813
3.880%(c)	05/15/21		200	200,750
4.625%	05/15/23		200	197,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Sr. Sec’d. Notes, 144A
4.127%(c)	07/15/21		125	125,313

				1,275,876

Diversified Financial Services — 0.3%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18		765	761,175
3.375%	06/01/21		440	450,987
3.875%	04/01/21	(a)	2,470	2,544,100
4.750%	03/01/20		500	535,000
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19		1,710	1,731,231
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43		376	480,385
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		124	124,922
3.950%	11/06/24		250	256,234

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
5.200%	04/27/22	1,740	$1,908,721
6.450%	06/12/17	800	831,873
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	516	542,140
3.750%	12/01/25	636	689,465
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
4.875%	08/01/25	283	306,021
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	710	769,361
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	359	359,563
3.000%	08/15/19	526	534,766
3.750%	08/15/21	795	823,570
4.250%	08/15/24	500	517,465
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A
2.000%	06/01/21	641	650,014
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	780	822,891
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	729,556

			16,369,440

Diversified Machinery
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	03/06/23	630	662,306
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	537,611

			1,199,917

Electric — 0.9%
AES Corp.,
Sr. Unsec’d. Notes
3.673%(c)	06/01/19	68	67,830
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,735,989
2.950%	12/15/22	500	520,501
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	1,000	1,002,215
2.400%	02/01/20	710	729,287
4.500%	02/01/45	296	332,273
5.150%	11/15/43	380	460,571
6.125%	04/01/36	675	895,072
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes, 144A
3.743%	05/01/26	650	668,020
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	385,259

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	$225,320
Dominion Resources, Inc.,
Jr. Sub. Notes
3.456%(c)	06/30/66	4,346	3,607,180
Sr. Unsec’d. Notes
1.250%	03/15/17	1,000	1,001,092
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	890,249
Duke Energy Progress LLC,
First Mortgage
4.375%	03/30/44	100	114,458
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,713,882
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	507,518
Emera US Finance LP (Canada),
Gtd. Notes, 144A
2.150%	06/15/19	442	447,142
2.700%	06/15/21	436	444,301
3.550%	06/15/26	688	703,988
4.750%	06/15/46	110	111,642
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	710	761,890
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	609	626,467
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	300	300,519
2.850%	06/15/20	442	455,953
3.950%	06/15/25	973	1,040,207
4.450%	04/15/46	302	322,416
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,876,075
4.250%	03/15/23	1,500	1,547,503
7.375%	11/15/31	200	248,244
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	100	111,137
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	987,595
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	423	485,135
5.250%	02/15/43	250	300,334
5.450%	09/15/20	1,230	1,392,303
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	464,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	$166,196
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24	300	323,114
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,026,776
5.625%	07/15/22	1,500	1,712,565
6.500%	12/15/20	50	58,243
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	1,075	1,096,343
3.250%	07/01/26	1,000	1,038,723
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	964,759
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	538,439
4.350%	05/15/44	200	218,719
WEC Energy Group, Inc.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	3,633,680
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	647,671

			40,908,826

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	494	510,654
Fortive Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	06/15/21	1,057	1,072,504
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17	820	871,717

			2,454,875

Engineering & Construction
SBA Tower Trust,
Mortgage, 144A
3.156%	10/15/45	780	790,725

Food
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	1,339	1,349,583
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	61	70,132
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	500	513,672

			1,933,387

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas — 0.1%
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		898	$916,685
2.850%	11/15/20		1,040	1,078,073
3.550%	06/15/24		150	157,219
4.050%	12/01/23		395	427,336
6.150%	06/15/18		2,000	2,175,254

				4,754,567

Healthcare – Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		434	446,383
3.734%	12/15/24		1,000	1,077,142
4.685%	12/15/44		402	452,884
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		950	985,257
3.150%	03/15/22		900	960,452
4.625%	03/15/45		217	255,168
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22		945	980,431
5.300%	02/01/44		32	37,201
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17		950	950,606

				6,145,524

Healthcare – Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.900%	06/07/19		485	491,300
2.400%	06/15/21	(a)	1,615	1,647,756
3.500%	11/15/24		200	211,001
4.375%	06/15/46		300	311,549
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19		1,000	1,008,910
4.350%	08/15/20		1,299	1,408,828
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	541,020
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44		481	550,042
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.153%(c)	06/15/20		405	399,938
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21		630	641,856
2.700%	07/15/20		710	739,478
2.875%	12/15/21		470	495,030
3.350%	07/15/22		554	592,681
3.750%	07/15/25		1,000	1,097,117
4.250%	03/15/43		424	464,416
4.625%	07/15/35		845	981,381
4.750%	07/15/45		1,115	1,343,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare – Services (continued)
			$12,925,548

Healthcare – Services
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	500	510,752

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19	454	459,825
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	204	207,577
3.300%	03/01/21	663	684,948
6.400%	12/15/20	190	223,452
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,167,151
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	885,979
4.450%	05/24/43	500	499,899
4.750%	05/15/45	1,180	1,265,776
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21	420	433,268
4.500%	02/11/43	125	142,840
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	997	1,025,053
3.350%	05/03/26	108	115,117
4.350%	11/03/45	243	279,552
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64	150	154,490
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	877	876,011
5.125%	04/15/22	1,664	1,892,459
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	964,727
5.000%	06/01/21	669	738,721
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23	767	827,394
4.800%	07/15/21	1,609	1,784,220
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	1,250	1,194,583
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	780	806,538
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	317,853
3.600%	11/13/25	1,500	1,573,987

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19		1,660	$1,698,728
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,366,366
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		500	758,103
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		1,370	1,499,977
6.000%	02/10/20		203	226,955
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44		75	85,717
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,422	1,596,057
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		411	421,052
4.125%	11/01/24		595	625,045
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46		150	156,961
Unum Group,
Sr. Unsec’d. Notes
3.875%	11/05/25		295	300,401
4.000%	03/15/24		3,660	3,778,957
Voya Financial, Inc.,
Sr. Unsec’d. Notes
5.700%	07/15/43		350	395,641

				31,431,380

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		1,022	1,053,954
4.800%	12/05/34		1,000	1,176,208

				2,230,162

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41		1,183	1,477,310
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		210	205,800
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25		720	787,177
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43		1,268	1,431,435
4.600%	08/15/45		500	575,683
5.150%	03/01/20	(a)	1,642	1,855,544
6.950%	08/15/37		626	900,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	1,071	$966,200
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	455	449,881
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17	2,065	2,137,636
6.750%	07/01/18	1,464	1,605,333
Sr. Sec’d. Notes
4.500%	09/15/42	1,400	1,304,024
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,221,604
4.900%	06/15/42	511	548,892
6.200%	03/15/40	1,208	1,483,654
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	950	954,226
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44	200	226,068

			19,130,877

Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	390	389,025
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	05/14/20	1,150	1,105,437
4.125%	04/15/21	500	472,500
4.125%	09/27/22	500	463,750
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(c)	10/19/75	281	295,893
6.750%(c)	10/19/75	587	623,687
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	746,700
5.450%	03/15/43	1,442	1,157,205

			5,254,197

Miscellaneous Manufacturing
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	170	196,176
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,242,724
5.750%	06/15/43	150	185,142
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	423,524

			2,047,566

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Office Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		2,068	$2,085,911

Oil & Gas — 0.7%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.137%(c)	08/01/19		60	32,100
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21		381	404,094
6.375%	09/15/17		317	333,657
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		800	774,433
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.535%	11/04/24		250	263,431
3.561%	11/01/21		1,500	1,613,400
3.814%	02/10/24		1,700	1,821,234
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24		517	510,187
3.900%	02/01/25	(a)	1,209	1,197,308
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19		777	821,842
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A(g)
7.000%	06/30/24		105	107,822
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		156	132,210
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		250	239,375
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		115	148,385
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20		478	482,692
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18		1,500	1,489,422
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		840	866,079
2.726%	03/01/23		840	876,967
4.114%	03/01/46		250	281,955
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16		3,454	3,448,657
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	(a)	1,050	1,057,380
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
6.950%	04/01/25		146	116,435

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46		150	$165,748
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19		855	792,157
4.875%	03/17/20		552	517,500
5.375%	01/27/21	(a)	1,460	1,337,287
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		2,614	2,361,879
6.000%	03/05/20	(a)	1,000	1,076,000
6.375%	01/23/45		703	706,515
Gtd. Notes, 144A
6.875%	08/04/26		585	654,030
Phillips 66,
Gtd. Notes
2.950%	05/01/17		1,974	2,002,895
4.650%	11/15/34		135	143,909
4.875%	11/15/44		1,241	1,354,628
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20		1,190	1,214,545
3.250%	05/11/25		1,000	1,049,087
4.125%	05/11/35	(a)	1,233	1,329,649
4.375%	05/11/45		349	378,886
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.950%	01/23/25		613	586,948

				32,690,728

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25		781	815,715
4.850%	11/15/35	(a)	682	738,505
5.000%	11/15/45		1,059	1,164,776
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18		1,392	1,391,996

				4,110,992

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,748	1,758,324
2.500%	05/14/20		964	985,519
3.200%	11/06/22		1,383	1,430,064
3.600%	05/14/25		575	602,502
4.500%	05/14/35		582	608,285
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		725	734,881
2.450%	06/15/19		750	761,747
3.000%	03/12/20		479	494,007
3.800%	03/15/25		103	107,308
4.550%	03/15/35		1,231	1,265,125
4.750%	03/15/45		164	172,212

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18	445	$450,157
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	200	175,000
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	720	731,705
6.125%	11/15/41	150	178,815
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	480,548
Mylan NV,
Gtd. Notes, 144A
2.500%	06/07/19	675	683,963
3.950%	06/15/26	1,000	1,011,988
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	420	434,582
3.500%	12/15/21	293	301,537
4.900%	12/15/44	231	227,844
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	413	426,370

			14,022,483

Pipelines — 0.5%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	560	550,803
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	661	683,418
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43	2,994	2,155,680
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	216	201,960
5.350%	03/15/20	1,435	1,406,300
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	758,901
5.600%	04/01/44	894	764,370
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	05/15/44	200	158,342
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
1.136%(c)	06/02/17	1,000	982,520
3.500%	06/10/24	600	574,155
4.500%	06/10/44	250	216,539
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	680,348
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	308	316,500
2.850%	04/15/21	640	661,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
4.900%	05/15/46		500	$538,663
5.100%	02/15/45		404	442,143
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25		1,950	1,934,531
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22		344	350,093
5.000%	10/01/21		928	982,749
5.950%	02/15/18		607	640,702
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	(a)	835	843,721
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		220	199,838
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		608	592,325
5.150%	06/01/42		392	348,329
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	951,033
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19		788	813,834
4.625%	03/01/34		700	735,989
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	696,472
4.000%	07/01/22		1,214	1,182,888
5.375%	06/01/21		321	338,444
5.450%	04/01/44		200	187,565
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		438	387,630
4.550%	06/24/24		860	789,910
5.750%	06/24/44		1,000	852,500
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,786	1,630,802
4.300%	03/04/24		710	667,932

				26,219,179

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20		780	810,276
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	1,016,295

				1,826,571

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		315	317,761

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
3.625%	10/01/20	1,370	$1,462,320
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	1,190	1,273,467
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	990	1,000,361
4.550%	10/01/29	450	464,206
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	713,990
4.125%	06/15/26	608	623,778
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	1,006,229
Communications Sales & Leasing, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	100	101,750
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23	1,031	1,002,267
3.700%	06/15/21	920	930,345
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,545,462
3.625%	02/01/25	689	691,053
4.625%	07/15/22	175	189,237
7.500%	04/01/17	750	781,840
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20	780	810,726
3.950%	07/01/22	715	748,980
Duke Realty LP,
Gtd. Notes
3.750%	12/01/24	96	100,881
3.875%	02/15/21	940	994,384
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	727,277
3.000%	04/15/23	1,500	1,540,501
4.500%	07/01/44	210	233,060
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	470	499,913
5.500%	03/15/17	420	431,306
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
4.500%	12/01/44	250	272,972
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	754,160
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,000	1,027,645
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	737,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	$524,730
Liberty Property LP,
Sr. Unsec’d. Notes
3.750%	04/01/25		200	206,144
4.400%	02/15/24		2,440	2,628,783
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,529,895
7.750%	08/15/19		1,548	1,747,307
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		940	1,010,984
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	^	434	432,867
4.500%	01/15/25		490	497,132
4.500%	04/01/27		1,150	1,145,420
4.950%	04/01/24		481	500,416
5.250%	01/15/26		1,085	1,153,297
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24		650	671,989
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		710	739,831
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		708	713,546
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42		393	452,620
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24		790	812,969
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		1,000	1,059,972
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17		713	713,197
3.750%	05/01/24		600	627,160
4.125%	01/15/26		496	533,018
4.375%	02/01/45		251	247,763
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	1,023,135
Welltower, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25		950	998,458
4.700%	09/15/17		650	673,693

				41,627,718

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25		150	155,497
3.700%	04/15/22		2,066	2,204,494

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
CVS Health Corp.,
Sr. Unsec’d. Notes
1.900%	07/20/18	960	$974,525
2.800%	07/20/20	1,103	1,148,521
3.500%	07/20/22	800	861,351
4.875%	07/20/35	1,000	1,193,906
5.125%	07/20/45	408	506,155
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	173,818
5.875%	12/16/36	336	458,908
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	75	75,469
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20	199	207,757
Sr. Unsec’d. Notes, MTN
3.700%	01/30/26	620	669,875
4.700%	12/09/35	365	411,736
4.875%	12/09/45	523	611,533
6.300%	03/01/38	788	1,042,512
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	761,435
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	05/30/18	1,460	1,471,405

			12,928,897

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	468,890
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	203,000

			671,890

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	235	264,998
4.750%	11/03/55	117	132,378
4.875%	12/15/43	385	458,950
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	1,200	1,226,152
3.250%	05/15/30	200	206,766
4.000%	07/15/46	100	100,820
5.375%	07/15/40	215	259,961
S&P Global, Inc.,
Sr. Unsec’d. Notes
3.300%	08/14/20	970	1,014,855

			3,664,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	420	$428,939
2.450%	06/30/20	960	980,121
2.800%	02/17/21	420	430,937
3.000%	06/30/22	720	737,333
3.400%	05/15/25	1,000	1,022,907
4.450%	04/01/24	350	384,513
4.500%	05/15/35	405	414,312
4.750%	05/15/46	1,000	1,024,873
5.550%	08/15/41	2,108	2,361,732
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,450,510
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	370	485,130
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	200	211,200
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	64,025
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	914	1,015,476
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	2,171	2,409,714
4.862%	08/21/46	638	697,389
5.012%	08/21/54	2,160	2,284,312

			16,403,423

Transportation
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	435,611
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	100,096
4.100%	03/15/44	447	477,524

			1,013,231

TOTAL CORPORATE BONDS (cost $470,906,612)			484,236,448

FOREIGN GOVERNMENT BONDS
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,184,400
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	250	299,375
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	952,510

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,313,378)			2,436,285

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	500	$763,615
State of California,
General Obligation Unlimited
7.550%	04/01/39	1,830	2,895,609

			3,659,224

Illinois
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	500	466,505
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,482,422

			1,948,927

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	1,095	1,577,785
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.508%	08/01/37	200	261,846
New York City Water & Sewer System,
Revenue Bonds
5.882%	06/15/44	845	1,214,595
6.011%	06/15/42	350	503,321
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	262,564

			3,820,111

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	200	324,672

TOTAL MUNICIPAL BONDS (cost $8,999,095)			9,752,934

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Funding Corp.,
Series 2010-R3, Class 1A1, 144A
2.920%(c)	12/26/35	481	483,033
Series 2015-R3, Class 10A1, 144A(g)
0.586%(c)	06/27/36	2,420	2,320,465
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
2.919%(c)	03/27/36	2,476	2,456,953
Series 2012-RR5, Class 8A5, 144A
0.639%(c)	07/26/36	346	328,047
Series 2012-RR10, Class 5A5, 144A(g)
0.692%(c)	04/26/36	278	273,687
Citigroup Mortgage Loan Trust, Inc.,
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	2,518	2,519,711

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2010-15R, Class 7A3, 144A
1.336%(c)	10/26/37	797	$786,145
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	19	19,405
Series 2011-2R, Class 2A1, 144A
2.990%(c)	07/27/36	1,247	1,239,644
Series 2014-3R, Class 2A1, 144A
1.146%(c)	05/27/37	1,108	1,045,372
Series 2015-1R, Class 6A1, 144A
0.725%(c)	05/27/37	1,845	1,690,545
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.232%(c)	06/25/35	3,288	784,427
Series 2006-116, Class SG, IO
6.152%(c)	12/25/36	2,607	610,471
Series 2007-40, Class SE, IO
5.952%(c)	05/25/37	1,668	292,615
Series 2012-100, Class WI, IO
3.000%	09/25/27	590	53,573
Series 2012-67, Class AI, IO
4.500%	07/25/27	1,232	143,412
Series 2015-28, Class JE
3.000%	05/25/45	1,739	1,826,762
Series 2015-28, Class P
2.500%	05/25/45	2,387	2,459,197
Series 2015-70, Class JC
3.000%	10/25/45	1,418	1,493,591
Federal National Mortgage Assoc.,
Series 2015-42, Series 2015-42, IO
5.712%(c)	06/25/45	813	135,455
Series 2016-19, Class AH
3.000%	04/25/46	1,976	2,065,574
Freddie Mac REMICS,
Series 2935, Class ZK
5.500%	02/15/35	678	763,524
Series 3115, Class SM, IO
6.119%(c)	02/15/36	2,322	498,458
Series 3955, Class YI, IO
3.000%	11/15/21	495	25,985
Series 4386, Class AZ
4.500%	11/15/40	1,254	1,404,323
Series 4471, Class PA
4.000%	12/15/40	2,024	2,166,379
Government National Mortgage Assoc.,
Series 2010-85, Class SE, IO
6.063%(c)	07/20/40	289	46,042
Series 2010-98, Class HS, IO
6.113%(c)	08/20/40	319	56,556
Series 2011-94, Class SA, IO
5.613%(c)	07/20/41	188	27,698
Series 2011-H05, Class FB
0.938%(c)	12/20/60	1,398	1,390,120
Series 2013-124, Class ES
8.069%(c)	04/20/39	602	665,322
Series 2013-124, Class ST
8.203%(c)	08/20/39	1,143	1,295,049
Series 2013-147, Class AS, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.663%(c)	10/20/43	445	$60,287
Series 2013-160, Class MS, IO
5.713%(c)	09/20/32	820	160,887
Series 2015-H13, Class FL
0.718%(c)	05/20/63	2,777	2,767,005
Series 2015-H13, Class HA
2.500%	08/20/64	4,973	5,075,640
Series 2015-H17, Class HA
2.500%	05/20/65	3,550	3,625,224
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.764%(c)	02/26/37	1,961	1,962,034
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
2.893%(c)	03/26/37	556	553,291
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
2.626%(c)	07/26/45	1,361	1,361,770
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1
1.093%(c)	09/25/43	1,476	1,417,064
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	718	723,115
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 2A1, 144A
3.001%(c)	06/27/36	247	245,039
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
2.880%(c)	06/25/35	1,958	2,010,797

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,861,134)			51,329,693

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Banks
0.875%	05/24/17	585	586,587
Federal Home Loan Mortgage Corp.
1.250%	10/02/19	919	929,913
2.385%(c)	10/01/42	767	792,507
3.000%	04/01/31-06/01/45	13,241	13,793,964
3.000%	TBA	5,750	5,960,761
3.309%(c)	07/01/41	1,280	1,347,558
3.433%(c)	12/01/40	934	982,286
3.500%	03/01/32-05/01/46	23,394	24,883,247
3.500%	TBA	12,600	13,283,157
4.000%	02/01/42-04/01/46	22,396	24,234,413
4.500%	03/01/41-01/01/42	540	592,724
6.250%	07/15/32	310	469,004
Federal National Mortgage Assoc.
1.125%	04/27/17	1,204	1,209,331
1.375%	02/26/21	12,792	12,924,525
1.500%	11/30/20	745	757,637
1.875%	09/18/18	1,294	1,327,064
2.500%	12/01/27-01/01/28	686	711,432
2.500%	TBA	6,400	6,621,372
2.691%(c)	02/01/42	495	514,515

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.752%(c)	01/01/42		805	$835,520
3.000%	12/01/30-07/01/43		1,571	1,649,552
3.000%	TBA		51,350	53,289,654
3.000%	TBA		10,600	11,112,609
3.468%(c)	12/01/40		1,049	1,110,135
3.500%	01/01/29-06/01/46		54,442	58,003,802
3.500%	TBA		11,700	12,345,329
3.500%	TBA		1,300	1,377,512
4.000%	11/01/31-01/01/46		32,674	35,353,413
4.000%	TBA		3,100	3,323,691
4.000%	TBA		7,700	8,255,623
4.500%	07/01/25-10/01/44		17,749	19,396,721
4.500%	TBA		1,900	2,073,958
5.000%	09/01/23-11/01/44		13,351	15,005,123
5.000%	TBA		3,600	3,999,821
5.000%	TBA		2,700	2,999,867
5.245%	08/01/41		272	306,941
5.500%	11/01/29-04/01/39		3,793	4,317,008
6.500%	10/01/37		1,516	1,751,220
7.250%	05/15/30		413	656,958
Government National Mortgage Assoc.
3.000%	06/20/42-01/20/43		2,846	2,985,504
3.000%	TBA		13,390	13,972,935
3.500%	11/20/41-06/20/46		25,992	27,742,081
3.500%	TBA		3,600	3,820,921
3.500%	TBA		6,500	6,898,887
4.000%	10/20/40-10/20/41		7,653	8,245,928
4.000%	TBA		6,400	6,841,000
4.500%	08/15/39-08/20/41		7,213	7,899,150
4.500%	06/15/40	(hh)	1,332	1,467,820
5.000%	11/15/33-05/15/34		539	610,104
5.000%	06/15/40	(k)	197	220,179
6.000%	05/15/40		1,091	1,247,762
Tennessee Valley Authority,
Sr. Unsec’d. Notes
4.250%	09/15/65		420	492,897

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $424,892,864)				431,531,622

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds
2.500%	02/15/46		1,809	1,883,692
3.000%	11/15/44-11/15/45		18,076	20,784,524
3.625%	02/15/44		11,563	14,908,786
3.750%	11/15/43		8,317	10,973,242
4.375%	02/15/38		620	883,839
4.500%	02/15/36		10,524	15,158,675
6.125%	11/15/27		3,768	5,562,216
U.S. Treasury Notes
0.625%	08/31/17-06/30/18		36,730	36,755,835
0.750%	02/28/18		15,000	15,041,010
0.875%	02/28/17-06/15/19		66,556	66,885,223
1.125%	06/30/21		14,474	14,545,806
1.375%	07/31/18-06/30/23		18,722	18,824,648
1.500%	08/31/18-12/31/18		20,469	20,889,468
1.625%	05/15/26		14,537	14,714,339
1.750%	02/28/22		26,500	27,388,174
2.000%	11/30/20-08/15/25		21,708	22,685,549
2.125%	01/31/21		8,177	8,597,985
2.250%	03/31/21		28,000	29,628,592

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
2.375%	08/15/24	41,900	$45,101,411
2.500%	08/15/23-05/15/46	18,250	19,054,738
2.750%	11/15/23	12,167	13,412,219

TOTAL U.S. TREASURY OBLIGATIONS (cost $408,293,396)			423,679,971

TOTAL LONG-TERM INVESTMENTS (cost $4,285,521,184)			4,397,218,468

		Shares
SHORT-TERM INVESTMENTS — 10.9%
AFFILATED MUTUAL FUND — 10.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $503,328,355; includes $31,017,232 of cash collateral for securities on loan)(b)(w) (Note 4)		503,328,355	503,328,355

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.205%	08/04/16	4,140	4,139,139
0.209%	08/04/16	280	279,942
0.227%	07/14/16	260	259,979
0.237%	07/28/16	330	329,936
0.246%	07/28/16	10,040	10,038,046
0.256%	09/08/16	180	179,930
0.265%	09/08/16	970	969,623
0.325%	09/01/16	2,630	2,628,948
0.355%	08/25/16	330	329,882
0.355%	08/25/16	1,020	1,019,635

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,174,532)			20,175,060

			Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $523,502,887)			$523,503,415

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 102.2% (cost $4,809,024,071)			4,920,721,883

SECURITY SOLD SHORT — (0.1)%
Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — SHORT
Federal National Mortgage Assoc.
3.500%	TBA
(proceeds received $6,511,000)		(6,200)	(6,541,968)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 102.1% (cost $4,802,513,071)			4,914,179,915
Liabilities in excess of other assets(z) — (2.1)%			(100,260,298)

NET ASSETS — 100.0%			$4,813,919,617

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

†	Participatory notes represented 0.0% of net assets, of which the Portfolio attributed UBS AG as counterparty to the security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,588,296 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,361,861; cash collateral of $ 31,017,232 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2016.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
539	Mini MSCI EAFE Index	Sep. 2016	$45,534,720	$43,529,640	$(2,005,080)
2,326	Mini MSCI Emerging Markets Index	Sep. 2016	97,715,260	97,075,610	(639,650)
395	Russell 2000 Mini Index	Sep. 2016	45,340,120	45,322,300	(17,820)
2,222	S&P 500 E-Mini Index	Sep. 2016	234,327,887	232,221,220	(2,106,667)

					(4,769,217)

Short Positions:
8	2 Year U.S. Treasury Notes	Sep. 2016	1,742,625	1,754,625	(12,000)
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	1,748,203	1,863,750	(115,547)

					(127,547)

					$(4,896,764)

A U.S. Government Agency Obligation and U.S. Treasury Obligations with a combined market value of $18,270,489 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
20,000	09/21/18	1.500%	3 Month LIBOR(2)	$(202,680)	$(294,534)	$(91,854)
1,900	09/21/21	2.000%	3 Month LIBOR(2)	(68,693)	(91,462)	(22,769)
2,400	09/21/26	2.250%	3 Month LIBOR(1)	141,694	192,999	51,305
1,370	09/21/26	2.250%	3 Month LIBOR(2)	(82,136)	(110,170)	(28,034)
290	09/21/46	2.575%	3 Month LIBOR(1)	48,051	63,450	15,399

				$(163,764)	$(239,717)	$(75,953)

A U.S. Government Agency Obligation with a market value of $424,313 has been segregated with Morgan Stanley to cover requirements for open contracts as of June 30, 2016.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,497,814,200	$1,273,819,602	$326,814
Exchange Traded Funds	8,255,704	—	—
Preferred Stocks	3,234,093	8,530,476	—
Participatory Note	—	212,343	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	29,288,370	1,749,250
Residential Mortgage-Backed Securities	—	2,619,102	—
Bank Loans	—	85,731,629	12,079,365
Commercial Mortgage-Backed Securities	—	70,590,567	—
Corporate Bonds	—	483,803,581	432,867
Foreign Government Bonds	—	2,436,285	—
Municipal Bonds	—	9,752,934	—
Residential Mortgage-Backed Securities	—	51,329,693	—
U.S. Government Agency Obligations	—	431,531,622	—
U.S. Treasury Obligations	—	443,855,031	—
Affiliated Mutual Fund	503,328,355	—	—
U. S. Government Agency Obligation – Short	—	(6,541,968)	—
Other Financial Instruments*
Futures Contracts	(4,896,764)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(75,953)	—

Total	$2,007,735,588	$2,886,883,314	$14,588,296

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	10.5%
U.S. Treasury Obligations	9.2
U.S. Government Agency Obligations	9.0
Banks	6.3
Pharmaceuticals	4.1
Real Estate Investment Trusts (REITs)	3.4
Insurance	2.8
Electric Utilities	2.2
Oil, Gas & Consumable Fuels	2.1
Diversified Telecommunication Services	2.1
Media	2.1
Health Care Providers & Services	2.0
Food Products	2.0
Beverages	1.9
Software	1.8
Chemicals	1.8
Health Care Equipment & Supplies	1.7
Biotechnology	1.6
Internet Software & Services	1.5
Food & Staples Retailing	1.5
Commercial Mortgage-Backed Securities	1.5

Tobacco	1.3%
Specialty Retail	1.3
Diversified Financial Services	1.2
Aerospace & Defense	1.2
Residential Mortgage-Backed Securities	1.2
Technology Hardware, Storage & Peripherals	1.0
Personal Products	0.9
Metals & Mining	0.9
Electric	0.9
Real Estate Management & Development	0.9
Hotels, Restaurants & Leisure	0.9
Wireless Telecommunication Services	0.8
Industrial Conglomerates	0.8
IT Services	0.8
Machinery	0.8
Energy Equipment & Services	0.7
Oil & Gas	0.7
Capital Markets	0.7
Household Products	0.6
Non-Residential Mortgage-Backed Securities	0.6
Textiles, Apparel & Luxury Goods	0.6
Household Durables	0.6
Automobiles	0.5
Pipelines	0.5
Commercial Services & Supplies	0.5
Internet & Catalog Retail	0.5
Semiconductors & Semiconductor Equipment	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Auto Components	0.5%
Professional Services	0.5
Consumer Finance	0.4
Multi-Utilities	0.4
Trading Companies & Distributors	0.4
Electronic Equipment, Instruments & Components	0.4
Air Freight & Logistics	0.4
Communications Equipment	0.4
Construction & Engineering	0.4
Gas Utilities	0.4
Auto Manufacturers	0.4
Telecommunications	0.3
Building Products	0.3
Road & Rail	0.3
Airlines	0.3
Retail	0.3
Healthcare – Services	0.3
Containers & Packaging	0.3
Construction Materials	0.2
Agriculture	0.2
Municipal Bonds	0.2

Electrical Equipment	0.2%
Leisure Products	0.2
Exchange Traded Funds	0.2
Thrifts & Mortgage Finance	0.2
Computers	0.1
Healthcare – Products	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Mining	0.1
Gas	0.1
Oil & Gas Services	0.1
Multiline Retail	0.1
Transportation Infrastructure	0.1
Commercial Services	0.1
Electronics	0.1
U.S. Government Agency Obligations – Shorts	(0.1)

102.1
Liabilities in excess of other assets	(2.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$4,769,217	*
Interest rate contracts	—	—		Due from/to broker — variation margin futures	127,547	*
Interest rate contracts	Due from/to broker — variation margin swaps	66,704	*	Due from/to broker — variation margin swaps	142,657	*

Total		$66,704			$5,039,421

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Total
Equity contracts	$(260,041)	$10,987,088	$—	$10,727,047
Interest rate contracts	—	19,035	(380,623)	(361,588)

Total	$(260,041)	$11,006,123	$(380,623)	$10,365,459

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Equity contracts	$(12,047,282)	$—	$(12,047,282)
Interest rate contracts	(127,547)	(128,415)	(255,962)

Total	$(12,174,829)	$(128,415)	$(12,303,244)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Interest Rate Swap Agreements(2)
$412,619,338	$1,163,609	$30,120

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $30,361,861:
Unaffiliated investments (cost $4,305,695,716)	$4,417,393,528
Affiliated investments (cost $503,328,355)	503,328,355
Cash	8,525,621
Foreign currency, at value (cost $1,752,606)	1,757,584
Receivable for investments sold	241,716,272
Dividends and interest receivable	13,279,239
Receivable for fund share sold	8,586,787
Tax reclaim receivable	4,919,061
Due from broker-variation margin futures	4,272,578
Receivable from affiliate	46,836
Prepaid expenses	5,591

Total Assets	5,203,831,452

LIABILITIES:
Payable for investments purchased	350,984,450
Payable to broker for collateral for securities on loan	31,017,232
Securities sold short, at value (proceeds received $6,511,000)	6,541,968
Advisory fees payable	981,654
Accrued expenses and other liabilities	242,548
Distribution fee payable	130,474
Due to broker-variation margin swaps	8,983
Interest payable on securities sold short	4,040
Affiliated transfer agent fee payable	342
Foreign withholding taxes payable	144

Total Liabilities	389,911,835

NET ASSETS	$4,813,919,617

Net assets were comprised of:
Paid-in capital	$3,782,598,159
Retained earnings	1,031,321,458

Net assets, June 30, 2016	$4,813,919,617

Net asset value and redemption price per share, $4,813,919,617 / 385,012,638 outstanding shares of beneficial interest	$12.50

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $2,979,287, of which $292,400 is reimbursable by an affiliate)	$37,216,310
Interest income	19,628,832
Affiliated dividend income	1,254,174
Affiliated income from securities lending, net	800,541

58,899,857

EXPENSES
Advisory fees	14,876,068
Distribution fee	5,695,479
Custodian and accounting fees	589,000
Insurance expenses	33,000
Trustees’ fees	27,000
Audit fee	23,000
Legal fees and expenses	10,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	2,244
Miscellaneous	44,920

Total expenses	21,311,711
Less: advisory fee waivers and/or expense reimbursement	(3,189,468)

Net expenses	18,122,243

NET INVESTMENT INCOME (LOSS)	40,777,614

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(16,977,803)
Futures transactions	11,006,123
Short sales transactions	(23,211)
Swap agreements transactions	(380,623)
Foreign currency transactions	200,374

(6,175,140)

Net change in unrealized appreciation (depreciation) on:
Investments	53,027,930
Futures	(12,174,829)
Short sales	(30,416)
Swap agreements	(128,415)
Foreign currencies	80,377

40,774,647

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	34,599,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,377,121

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$40,777,614	$65,349,622
Net realized gain (loss) on investment and foreign currency transactions	(6,175,140)	47,340,433
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	40,774,647	(64,868,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,377,121	47,821,451

FUND SHARE TRANSACTIONS:
Fund share sold [55,069,716 and 19,480,422 shares, respectively]	664,678,956	241,754,186
Fund share repurchased [64,068,286 and 32,496,902 shares, respectively]	(747,235,486)	(399,068,244)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(82,556,530)	(157,314,058)

CAPITAL CONTRIBUTIONS (NOTE 4)	1,360,851	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,818,558)	(109,492,607)
NET ASSETS:
Beginning of period	4,819,738,175	4,929,230,782

End of period	$4,813,919,617	$4,819,738,175

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 92.3%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AB Global Bond Portfolio*	44,784,915	$478,302,896
AST AQR Emerging Markets Equity Portfolio*	477,566	4,269,436
AST AQR Large-Cap Portfolio*	26,907,675	369,173,294
AST BlackRock Low Duration Bond Portfolio*	3,582,401	37,758,507
AST BlackRock/Loomis Sayles Bond Portfolio*	13,938,508	184,545,843
AST Boston Partners Large-Cap Value Portfolio*	3,945,443	69,124,165
AST ClearBridge Dividend Growth Portfolio*	11,424,698	160,859,743
AST Cohen & Steers Realty Portfolio*	277,334	3,106,142
AST Goldman Sachs Global Income Portfolio*	27,600,338	291,735,575
AST Goldman Sachs Large-Cap Value Portfolio*	2,740,158	70,230,251
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,754,624	13,107,043
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	35,466,844
AST Goldman Sachs Strategic Income Portfolio*	11,619,690	108,992,694
AST Herndon Large-Cap Value Portfolio*	1,471,654	17,571,549
AST High Yield Portfolio*	27,025,926	236,747,114
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,204,086	68,247,041
AST International Growth Portfolio*	12,127,828	160,936,272
AST International Value Portfolio*	9,587,248	158,093,724
AST Jennison Large-Cap Growth Portfolio*	3,407,250	73,596,611
AST Loomis Sayles Large-Cap Growth Portfolio*	3,397,951	123,447,574
AST Lord Abbett Core Fixed Income Portfolio*	29,264,956	366,104,603
AST MFS Growth Portfolio*	5,518,982	98,017,114
AST MFS Large-Cap Value Portfolio*	7,603,325	122,337,498
AST Money Market Portfolio*	71,979,481	71,979,481
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	249,972	6,729,238
AST Parametric Emerging Markets Equity Portfolio*	499,169	3,873,552
AST Prudential Core Bond Portfolio*	84,343,007	1,000,308,068
AST QMA Emerging Markets Equity Portfolio*	266,048	2,202,880
AST QMA International Core Equity Portfolio*	7,680,805	75,348,700
AST QMA Large-Cap Portfolio*	26,340,675	369,559,673
AST Small-Cap Growth Opportunities Portfolio*	2,273,833	31,265,205
AST Small-Cap Growth Portfolio*	1,042,627	32,738,500
AST Small-Cap Value Portfolio*	1,797,495	39,311,212
AST T. Rowe Price Large-Cap Growth Portfolio*	2,515,183	57,522,233
AST Templeton Global Bond Portfolio*	131,266	1,346,793
AST Wedge Capital Mid-Cap Value Portfolio*	341,688	6,782,508
AST Wellington Management Global Bond Portfolio*	54,499,048	582,594,823
AST Western Asset Core Plus Bond Portfolio*	55,339,076	672,369,776

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Western Asset Emerging Markets Debt Portfolio*	5,855,160	$61,069,322

TOTAL LONG-TERM INVESTMENTS (cost $5,659,872,812)(w)		6,266,773,497

SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $482,233,781)(w) (Note 4)	482,233,781	482,233,781

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $15,991,049)
0.223%	09/15/16	16,000	15,993,120

TOTAL SHORT-TERM INVESTMENTS (cost $498,224,830)			498,226,901

TOTAL INVESTMENTS — 99.6% (cost $6,158,097,642)			6,765,000,398
Other assets in excess of liabilities(z) — 0.4%			29,450,534

NET ASSETS — 100.0%			$6,794,450,932

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
653	2 Year U.S. Treasury Notes	Sep. 2016	$142,332,736	$143,221,266	$888,530
1,056	10 Year U.S. Treasury Notes	Sep. 2016	137,148,500	140,431,500	3,283,000
158	CAC40 10 Euro	Jul. 2016	7,364,332	7,423,949	59,617
29	DAX Index	Sep. 2016	7,795,285	7,779,006	(16,279)
609	Euro STOXX 50 Index	Sep. 2016	19,318,060	19,295,250	(22,810)
116	FTSE 100 Index	Sep. 2016	9,289,482	9,917,995	628,513
42	Mini MSCI EAFE Index	Sep. 2016	3,399,358	3,391,920	(7,438)
100	Russell 2000 Mini Index	Sep. 2016	11,592,000	11,474,000	(118,000)
758	S&P 500 E-Mini Index	Sep. 2016	79,107,891	79,218,580	110,689
112	S&P 500 Index	Sep. 2016	58,443,420	58,525,600	82,180
95	TOPIX Index	Sep. 2016	12,345,076	11,458,142	(886,934)

					$4,001,068

A U.S. Treasury obligation with a market value of $15,993,120 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,749,007,278	$—	$—
U.S. Treasury Obligation	—	15,993,120	—
Other Financial Instruments*
Futures Contracts	4,001,068	—	—

Total	$6,753,008,346	$15,993,120	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Core Bond	54.8%
Large/Mid-Cap Growth	16.3
Ultra Short Bond	7.1
Large/Mid-Cap Value	5.3
High Yield	3.5
International Value	3.4
International Growth	2.4

Large/Mid-Cap Blend	2.4%
Money Market	1.1
Small-Cap Value	1.1
Emerging Markets	1.1
Small-Cap Growth	0.9
U.S. Treasury Obligation	0.2

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$880,999	*	Due from/to broker — variation margin futures	$1,051,461	*
Interest rate contracts	Due from/to broker — variation margin futures	4,171,530	*	—	—

Total		$5,052,529			$1,051,461

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$5,367,591
Interest rate contracts	4,711,528

Total	$10,079,119

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(3,875,214)
Interest rate contracts	4,636,819

Total	$761,605

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $482,949,683.

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $6,142,106,593)	$6,749,007,278
Unaffiliated investments (cost $15,991,049)	15,993,120
Foreign currency, at value (cost $22,574,639)	22,240,423
Receivable for fund share sold	4,625,499
Due from broker-variation margin futures	2,396,150
Receivable for investments sold	370,450
Dividends receivable	220,697
Prepaid expenses	682

Total Assets	6,794,854,299

LIABILITIES:
Advisory fees payable	323,471
Accrued expenses and other liabilities	78,353
Deferred trustees’ fees	692
Payable for fund share repurchased	509
Affiliated transfer agent fee payable	342

Total Liabilities	403,367

NET ASSETS	$6,794,450,932

Net assets were comprised of:
Paid-in capital	$4,728,852,523
Retained earnings	2,065,598,409

Net assets, June 30, 2016	$6,794,450,932

Net asset value and redemption price per share, $6,794,450,932 / 471,028,109 outstanding shares of beneficial interest	$14.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$1,149,785

EXPENSES
Advisory fees	4,929,094
Custodian and accounting fees	153,000
Trustees’ fees	36,000
Audit fee	12,000
Legal fees and expenses	12,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	12,744

Total expenses	5,164,838

NET INVESTMENT INCOME (LOSS)	(4,015,053)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $98,343,386)	98,403,739
Futures transactions	10,079,119
Foreign currency transactions	901,340

109,384,198

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $113,128,247)	113,127,217
Futures	761,605
Foreign currencies	(26,882)

113,861,940

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	223,246,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,231,085

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(4,015,053)	$(10,321,912)
Net realized gain (loss) on investment and foreign currency transactions	109,384,198	322,684,775
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	113,861,940	(294,335,337)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	219,231,085	18,027,526

FUND SHARE TRANSACTIONS:
Fund share sold [19,217,890 and 4,874,570 shares, respectively]	268,082,681	68,402,570
Fund share repurchased [34,649,325 and 56,478,698 shares, respectively]	(474,277,965)	(793,234,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(206,195,284)	(724,832,424)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,035,801	(706,804,898)
NET ASSETS:
Beginning of period	6,781,415,131	7,488,220,029

End of period	$6,794,450,932	$6,781,415,131

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 63.9%	Shares	Value (Note 2)
Aerospace & Defense — 1.4%
AAR Corp.	64,500	$1,505,430
Boeing Co. (The)	161,300	20,948,031
BWX Technologies, Inc.	389,200	13,921,684
Ducommun, Inc.*	9,600	189,888
Engility Holdings, Inc.*	55,600	1,174,272
Esterline Technologies Corp.*	75,500	4,684,020
General Dynamics Corp.	177,800	24,756,872
Huntington Ingalls Industries, Inc.	213,941	35,948,506
KLX, Inc.*	46,300	1,435,300
Orbital ATK, Inc.	101,000	8,599,140
Safran SA (France)	23,309	1,569,677
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	468,700	20,154,100
Textron, Inc.	224,000	8,189,440
Thales SA (France)	10,072	836,425
Triumph Group, Inc.	32,600	1,157,300
Vectrus, Inc.*	16,700	475,783

		145,545,868

Air Freight & Logistics — 0.3%
bpost SA (Belgium)	40,491	1,036,521
FedEx Corp.	154,100	23,389,298
Hub Group, Inc. (Class A Stock)*	31,700	1,216,329
Royal Mail PLC (United Kingdom)	668,510	4,491,437

		30,133,585

Airlines — 0.5%
Air China Ltd. (China) (Class H Stock)	152,000	104,499
Air New Zealand Ltd. (New Zealand)	505,907	758,220
AirAsia Bhd (Malaysia)	294,400	190,613
ANA Holdings, Inc. (Japan)	609,000	1,735,411
Cathay Pacific Airways Ltd. (Hong Kong)	1,126,000	1,651,912
International Consolidated Airlines Group SA (United Kingdom)	77,986	386,132
Japan Airlines Co. Ltd. (Japan)	11,400	366,768
JetBlue Airways Corp.*	856,400	14,181,984
Singapore Airlines Ltd. (Singapore)	51,800	411,340
Southwest Airlines Co.	490,200	19,220,742
United Continental Holdings, Inc.*	345,700	14,187,528

		53,195,149

Auto Components — 0.5%
Brembo SpA (Italy)	2,762	152,147
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	119,000	250,903
Cie Generale des Etablissements Michelin (France)	17,949	1,691,532
Cooper Tire & Rubber Co.	55,800	1,663,956
Cooper-Standard Holding, Inc.*	77,200	6,098,028
Dana Holding Corp.	1,107,700	11,697,312
GKN PLC (United Kingdom)	1,815,433	6,563,649
Grammer AG (Germany)	18,476	747,169
Hankook Tire Co. Ltd. (South Korea)	701	31,188
Hanon Systems (South Korea)	1,809	16,556
Hyundai Mobis Co. Ltd. (South Korea)	663	145,862
Koito Manufacturing Co. Ltd. (Japan)	192,000	8,840,535
Metaldyne Performance Group, Inc.	46,500	639,375
Nifco, Inc. (Japan)	4,100	214,973
Tenneco, Inc.*	67,800	3,160,158

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Topre Corp. (Japan)	6,400	$136,270
Toyota Boshoku Corp. (Japan)	45,200	943,546
Valeo SA (France)	181,031	8,036,740

		51,029,899

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	29,986	2,182,244
BYD Co. Ltd. (China) (Class H Stock)*	6,500	39,249
Ferrari NV (Italy)	12,083	496,037
Fiat Chrysler Automobiles NV (United Kingdom)	86,290	531,157
Ford Motor Co.	915,700	11,510,349
Ford Otomotiv Sanayi A/S (Turkey)	1,541	16,401
Fuji Heavy Industries Ltd. (Japan)	56,400	1,938,659
Geely Automobile Holdings Ltd. (China)	395,000	215,450
General Motors Co.	822,700	23,282,410
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	204,000	244,800
Hyundai Motor Co. (South Korea)	280	33,122
Kia Motors Corp. (South Korea)	2,463	92,804
Mazda Motor Corp. (Japan)	37,000	489,632
Nissan Motor Co. Ltd. (Japan)	162,000	1,445,740
Peugeot SA (France)*	206,254	2,472,190
Renault SA (France)	102,714	7,754,686
Tata Motors Ltd. (India), ADR*	10,500	364,035
Thor Industries, Inc.	187,700	12,151,698
Toyota Motor Corp. (Japan)	98,100	4,836,187
Volkswagen AG (Germany)	3,460	458,669

		70,555,519

Banks — 4.1%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	39,599	65,482
Agricultural Bank of China Ltd. (China) (Class H Stock)	241,000	88,549
Akbank TAS (Turkey)	17,241	49,415
Aldermore Group PLC (United Kingdom)*	46,934	74,290
Aozora Bank Ltd. (Japan)	112,000	388,527
Associated Banc-Corp.	454,900	7,801,535
Banca Popolare di Milano Scarl (Italy)	455,375	187,195
BancFirst Corp.	13,700	826,384
Banco Bradesco SA (Brazil)	2,200	18,526
BancorpSouth, Inc.	105,500	2,393,795
Bank Central Asia Tbk PT (Indonesia)	287,100	290,705
Bank Mandiri Persero Tbk PT (Indonesia)	39,400	28,512
Bank of America Corp.	3,070,100	40,740,227
Bank of China Ltd. (China) (Class H Stock)	775,000	311,479
Bank of Communications Co. Ltd. (China) (Class H Stock)	403,000	256,353
Bank Zachodni WBK SA (Poland)*	1,056	70,617
Banque Cantonale Vaudoise (Switzerland)	234	156,659
Berkshire Hills Bancorp, Inc.	53,200	1,432,144
BGEO Group PLC (Georgia)*	15,379	538,607
BNP Paribas SA (France)	262,773	11,524,098
Brookline Bancorp, Inc.	102,700	1,132,781
Capitec Bank Holdings Ltd. (South Africa)	1,831	74,274
Cathay General Bancorp	85,900	2,422,380
CenterState Banks, Inc.	12,800	201,600
Central Pacific Financial Corp.	42,200	995,920

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	79,000	$48,323
China Construction Bank Corp. (China) (Class H Stock)	788,000	525,311
China Everbright Bank Co. Ltd. (China) (Class H Stock)*	488,000	224,175
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	43,000	97,013
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	57,000	55,372
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	23,000	11,714
CIT Group, Inc.	282,400	9,011,384
Citigroup, Inc.	914,600	38,769,894
Citizens Financial Group, Inc.	363,300	7,258,734
Commonwealth Bank of Australia (Australia)	19,883	1,116,038
Concordia Financial Group Ltd. (Japan)*	109,500	422,879
Credicorp Ltd. (Peru)	300	46,299
Credit Agricole SA (France)(a)	848,805	7,135,878
CTBC Financial Holding Co. Ltd. (Taiwan)	149,000	78,369
Customers Bancorp, Inc.*	33,200	834,316
Danske Bank A/S (Denmark)	352,106	9,267,564
DBS Group Holdings Ltd. (Singapore)	842,100	9,929,136
DNB ASA (Norway)	89,370	1,069,741
Dubai Islamic Bank PJSC (United Arab Emirates)	25,924	36,228
East West Bancorp, Inc.	484,445	16,558,330
Enterprise Financial Services Corp.	18,800	524,332
Erste Group Bank AG (Austria)*	290,688	6,618,408
FCB Financial Holdings, Inc. (Class A Stock)*	25,700	873,800
Fidelity Southern Corp.	36,256	568,131
Financial Institutions, Inc.	10,600	276,342
First Busey Corp.	10,900	233,151
First Citizens BancShares, Inc. (Class A Stock)	6,600	1,708,806
First Community Bancshares, Inc.	12,500	280,500
First Financial Corp.	10,600	388,172
First Financial Holding Co. Ltd. (Taiwan)	474,000	249,252
First Gulf Bank PJSC (United Arab Emirates)	8,999	30,937
First Horizon National Corp.	134,900	1,858,922
First Interstate BancSystem, Inc. (Class A Stock)	28,400	798,040
First Merchants Corp.	36,900	919,917
First Midwest Bancorp, Inc.	31,900	560,164
First NBC Bank Holding Co.*	48,900	821,031
Fukuoka Financial Group, Inc. (Japan)	65,000	214,321
Glacier Bancorp, Inc.	18,600	494,388
Great Southern Bancorp, Inc.	14,600	539,762
Great Western Bancorp, Inc.	74,400	2,346,576
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	55,777
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	17,100	31,034
Hancock Holding Co.	293,000	7,650,230
Hanmi Financial Corp.	52,100	1,223,829
Heartland Financial USA, Inc.	32,000	1,129,280
Heritage Commerce Corp.	28,500	300,105
Hilltop Holdings, Inc.*	155,800	3,270,242

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
HSBC Holdings PLC (United Kingdom)	2,596,737	$16,088,303
IBERIABANK Corp.	54,800	3,273,204
Independent Bank Group, Inc.	16,900	725,179
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	688,000	383,676
Industrial Bank of Korea (South Korea)	2,527	24,622
ING Groep NV (Netherlands), CVA	373,832	3,867,650
International Bancshares Corp.	88,000	2,295,920
Intesa Sanpaolo SpA (Italy)	915,846	1,744,430
Intesa Sanpaolo SpA (Italy) (Savings Share)	84,589	151,431
Japan Post Bank Co. Ltd. (Japan)	32,000	376,277
JPMorgan Chase & Co.	918,900	57,100,446
KB Financial Group, Inc. (South Korea)	3,557	101,147
Lloyds Banking Group PLC (United Kingdom)	5,947,679	4,307,869
MainSource Financial Group, Inc.	15,600	343,980
Mega Financial Holding Co. Ltd. (Taiwan)	392,000	296,498
MidWestOne Financial Group, Inc.	6,300	179,928
Mitsubishi UFJ Financial Group, Inc. (Japan)	464,900	2,084,079
Mizuho Financial Group, Inc. (Japan)	5,949,700	8,561,969
National Australia Bank Ltd. (Australia)	129,672	2,489,631
National Bank Holdings Corp. (Class A Stock)	9,500	193,420
National Bank of Abu Dhabi PJSC (United Arab Emirates)	6,088	16,048
OFG Bancorp (Puerto Rico)(a)	157,800	1,309,740
Opus Bank	6,000	202,800
OTP Bank PLC (Hungary)	1,208	27,032
Pacific Continental Corp.	16,610	260,943
PNC Financial Services Group, Inc. (The)	281,200	22,886,868
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	8,158	48,355
Preferred Bank	12,800	369,600
Prosperity Bancshares, Inc.	61,400	3,130,786
Public Bank Bhd (Malaysia)	24,300	117,089
QCR Holdings, Inc.	8,900	241,991
Republic Bancorp, Inc. (Class A Stock)	8,400	232,092
Sberbank of Russia PJSC (Russia), ADR	22,715	197,848
Shinhan Financial Group Co. Ltd. (South Korea)	9,765	320,966
Signature Bank*	60,000	7,495,200
Simmons First National Corp. (Class A Stock)	29,300	1,353,221
Societe Generale SA (France)	293,065	9,168,845
Standard Bank Group Ltd. (South Africa)	38,960	339,319
Sumitomo Mitsui Financial Group, Inc. (Japan)	347,100	10,022,533
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,096,000	3,566,179
SunTrust Banks, Inc.	143,500	5,894,980
Synovus Financial Corp.	339,000	9,827,610
TCF Financial Corp.	921,900	11,662,035
Texas Capital Bancshares, Inc.*	31,800	1,486,968
TriState Capital Holdings, Inc.*	17,300	237,529
Umpqua Holdings Corp.	113,600	1,757,392
United Community Banks, Inc.	71,400	1,305,906
US Bancorp	113,600	4,581,488
VTB Bank PJSC (Russia), GDR, RegS	8,891	18,262
Wells Fargo & Co.	514,500	24,351,285

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Western Alliance Bancorp*	97,100	$3,170,315
Woori Bank (South Korea)	31,594	262,684

		438,985,769

Beverages — 0.7%
Ambev SA (Brazil)	23,000	136,398
Anheuser-Busch InBev NV (Belgium)	20,253	2,678,196
Arca Continental SAB de CV (Mexico)	14,200	101,910
Asahi Group Holdings Ltd. (Japan)	9,700	313,648
C&C Group PLC (Ireland)	30,971	121,471
Coca-Cola Amatil Ltd. (Australia)	753,773	4,653,048
Coca-Cola Bottling Co. Consolidated(a)	16,600	2,448,002
Coca-Cola Co. (The)	130,400	5,911,032
Coca-Cola European Partners PLC (United Kingdom)*	20,595	738,001
Coca-Cola HBC AG (Switzerland)*	17,172	347,469
Diageo PLC (United Kingdom)	241,634	6,750,239
Dr. Pepper Snapple Group, Inc.	41,100	3,971,493
Heineken Holding NV (Netherlands)	46,316	3,752,615
Heineken NV (Netherlands)	24,302	2,229,033
PepsiCo, Inc.	416,818	44,157,699
Royal Unibrew A/S (Denmark)	4,066	181,890

		78,492,144

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	112,900	2,879,515
Actelion Ltd. (Switzerland)*	18,658	3,141,962
Amgen, Inc.	234,100	35,618,315
Biogen, Inc.*	98,700	23,867,634
BioSpecifics Technologies Corp.*	21,000	838,740
Celgene Corp.*	277,100	27,330,373
Cepheid*	112,700	3,465,525
Concert Pharmaceuticals, Inc.*	122,800	1,379,044
CSL Ltd. (Australia)	3,869	326,283
Cytokinetics, Inc.*(a)	52,000	493,480
Emergent BioSolutions, Inc.*	99,000	2,783,880
FibroGen, Inc.*	29,100	477,531
Five Prime Therapeutics, Inc.*	14,500	599,575
Genomic Health, Inc.*	49,106	1,271,600
Gilead Sciences, Inc.	367,200	30,631,824
Myriad Genetics, Inc.*(a)	94,100	2,879,460
PDL BioPharma, Inc.	205,600	645,584
Shire PLC	163,313	10,090,068
Spectrum Pharmaceuticals, Inc.*	123,800	813,366
United Therapeutics Corp.*(a)	134,800	14,278,016
Vanda Pharmaceuticals, Inc.*	144,200	1,613,598
Vertex Pharmaceuticals, Inc.*	12,800	1,101,056

		166,526,429

Building Products — 0.4%
American Woodmark Corp.*	4,100	272,158
Asahi Glass Co. Ltd. (Japan)	97,000	526,409
Central Glass Co. Ltd. (Japan)	23,000	98,884
Cie de Saint-Gobain (France)	43,195	1,637,339
Continental Building Products, Inc.*	294,200	6,540,066
Insteel Industries, Inc.	26,000	743,340
Kingspan Group PLC (Ireland)	14,411	311,857
Lennox International, Inc.	30,400	4,335,040
Masco Corp.	524,300	16,221,842
NCI Building Systems, Inc.*	88,900	1,421,511

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Nortek, Inc.*	4,400	$260,964
Patrick Industries, Inc.*	25,500	1,537,395
Universal Forest Products, Inc.	81,500	7,554,235

		41,461,040

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	652,998	4,791,136
Ameriprise Financial, Inc.	111,100	9,982,335
Ashmore Group PLC (United Kingdom)	38,010	151,344
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	68,497
China Everbright Ltd. (China)	8,000	15,523
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	205,000	185,004
CITIC Securities Co. Ltd. (China) (Class H Stock)	111,500	247,407
Federated Investors, Inc. (Class B Stock)	158,100	4,550,118
GF Securities Co. Ltd. (China) (Class H Stock)	12,600	28,899
Goldman Sachs Group, Inc. (The)	180,400	26,803,832
Haitong International Securities Group Ltd. (Hong Kong)	6,500,000	3,947,028
Haitong Securities Co. Ltd. (China) (Class H Stock)*	31,600	53,843
Henderson Group PLC (United Kingdom)	108,356	308,053
Huatai Securities Co. Ltd. (China) (Class H Stock)	13,800	29,719
INTL. FCStone, Inc.*	17,300	472,117
Invesco Ltd.	377,000	9,628,580
Jupiter Fund Management PLC (United Kingdom)	41,992	206,203
KCG Holdings, Inc. (Class A Stock)*	216,300	2,876,790
Macquarie Group Ltd. (Australia)	181,089	9,426,506
Mediobanca SpA (Italy)	49,113	282,980
Morgan Stanley	579,000	15,042,420
Piper Jaffray Cos.*	76,900	2,899,130
Raymond James Financial, Inc.	461,200	22,737,160
SBI Holdings, Inc. (Japan)	20,100	200,158
SEI Investments Co.	55,200	2,655,672
Stifel Financial Corp.*	38,100	1,198,245
UBS Group AG (Switzerland)	301,126	3,907,289
Waddell & Reed Financial, Inc. (Class A Stock)	284,500	4,899,090

		127,595,078

Chemicals — 1.4%
A Schulman, Inc.	11,500	280,830
Air Products & Chemicals, Inc.	151,000	21,448,040
Asahi Kasei Corp. (Japan)	209,000	1,454,438
Cabot Corp.	269,700	12,314,502
Celanese Corp. (Class A Stock)	130,500	8,541,225
Chr Hansen Holding A/S (Denmark)	16,049	1,054,023
Corbion NV (Netherlands)	20,311	487,829
Croda International PLC (United Kingdom)	11,816	496,019
Daicel Corp. (Japan)	218,300	2,262,040
Denka Co. Ltd. (Japan)	1,328,000	5,370,526
DIC Corp. (Japan)	7,800	163,353
Formosa Chemicals & Fibre Corp. (Taiwan)	51,000	128,760
Formosa Plastics Corp. (Taiwan)	39,000	94,579
FutureFuel Corp.	66,889	727,752

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
GCP Applied Technologies, Inc.*	98,500	$2,564,940
Givaudan SA (Switzerland)	837	1,685,320
Hanwha Chemical Corp. (South Korea)	990	20,685
Hitachi Chemical Co. Ltd. (Japan)	158,000	2,950,871
K+S AG (Germany)	16,597	339,779
Koppers Holdings, Inc.*	62,700	1,926,771
Kureha Corp. (Japan)	39,000	136,882
Lenzing AG (Austria)	3,664	338,739
LG Chem Ltd. (South Korea)	411	93,860
Lintec Corp. (Japan)	47,200	924,359
Lotte Chemical Corp. (South Korea)	1,073	267,056
LyondellBasell Industries NV (Class A Stock)	264,700	19,698,974
Minerals Technologies, Inc.	52,400	2,976,320
Mitsubishi Chemical Holdings Corp. (Japan)	27,400	125,601
Mitsubishi Gas Chemical Co., Inc. (Japan)	30,000	156,507
Nan Ya Plastics Corp. (Taiwan)	49,000	93,346
Nippon Synthetic Chemical Industry Co. Ltd. (The) (Japan)	96,000	488,279
Petkim Petrokimya Holding A/S (Turkey)	32,891	43,949
PhosAgro OJSC (Russia), GDR, RegS	908	13,393
PolyOne Corp.	222,300	7,833,852
Rayonier Advanced Materials, Inc.	65,900	895,581
RPM International, Inc.	325,000	16,233,750
Shin-Etsu Chemical Co. Ltd. (Japan)	9,700	568,308
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	36,000	16,564
Solvay SA (Belgium)	6,518	608,835
Stepan Co.	17,700	1,053,681
Sumitomo Chemical Co. Ltd. (Japan)	113,000	466,245
Teijin Ltd. (Japan)	84,000	278,338
Toray Industries, Inc. (Japan)	101,000	861,822
Tosoh Corp. (Japan)	503,000	2,320,152
Trecora Resources*	18,725	195,302
Tredegar Corp.	57,400	925,288
Trinseo SA*	43,800	1,880,334
Umicore SA (Belgium)	2,615	135,076
Westlake Chemical Corp.	352,200	15,116,424
Yara International ASA (Norway)	180,970	5,748,841
Zeon Corp. (Japan)	460,000	2,979,266

		147,787,206

Commercial Services & Supplies — 0.5%
Berendsen PLC (United Kingdom)	15,764	256,123
Brady Corp. (Class A Stock)	18,300	559,248
Brambles Ltd. (Australia)	147,194	1,374,263
Brink’s Co. (The)	85,800	2,444,442
Deluxe Corp.	129,900	8,621,463
Ennis, Inc.	78,400	1,503,712
Herman Miller, Inc.	379,400	11,340,266
Intrum Justitia AB (Sweden)	93,199	2,922,960
ISS A/S (Denmark)	178,568	6,716,000
Kimball International, Inc. (Class B Stock)	33,300	378,954
Knoll, Inc.	60,400	1,466,512
Regus PLC (United Kingdom)	62,239	240,657
Rentokil Initial PLC (United Kingdom)	172,945	446,617
RR Donnelley & Sons Co.	629,300	10,647,756
Secom Co. Ltd. (Japan)	17,200	1,271,644
SG Fleet Group Ltd. (Australia)	42,945	117,443
Steelcase, Inc. (Class A Stock)	370,700	5,030,399

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
UniFirst Corp.	5,300	$613,316
Viad Corp.	5,700	176,700
West Corp.	71,400	1,403,724

		57,532,199

Communications Equipment — 0.6%
ARRIS International PLC*	84,300	1,766,928
Brocade Communications Systems, Inc.	707,100	6,491,178
Cisco Systems, Inc.	1,470,000	42,174,300
Digi International, Inc.*	35,200	377,696
Extreme Networks, Inc.*	80,200	271,878
Ixia*	128,400	1,260,888
Juniper Networks, Inc.	200,600	4,511,494
NETGEAR, Inc.*	107,400	5,105,796
Plantronics, Inc.	146,900	6,463,600
ShoreTel, Inc.*	102,300	684,387

		69,108,145

Construction & Engineering — 0.4%
Argan, Inc.	40,100	1,672,972
Carillion PLC (United Kingdom)	32,912	102,780
China Communications Construction Co. Ltd. (China) (Class H Stock)	216,000	234,163
China Railway Construction Corp. Ltd. (China) (Class H Stock)*	134,500	169,442
China Railway Group Ltd. (China) (Class H Stock)*	38,000	28,560
Comfort Systems USA, Inc.	32,300	1,052,011
EMCOR Group, Inc.	116,200	5,724,012
Galliford Try PLC (United Kingdom)	7,623	93,118
Hazama Ando Corp. (Japan)	24,000	133,307
Kajima Corp. (Japan)	828,000	5,751,892
KBR, Inc.	623,700	8,257,788
Kumagai Gumi Co. Ltd. (Japan)	50,000	141,710
Larsen & Toubro Ltd. (India), GDR, RegS	11,644	257,915
Obayashi Corp. (Japan)	139,700	1,487,373
Peab AB (Sweden)	14,584	110,650
Penta-Ocean Construction Co. Ltd. (Japan)	27,500	145,412
Sacyr SA (Spain)(a)	839,061	1,382,704
Shimizu Corp. (Japan)	48,000	449,713
Skanska AB (Sweden) (Class B Stock)	409,183	8,567,874
Taisei Corp. (Japan)	151,000	1,240,722
Vinci SA (France)	133,974	9,454,166

		46,458,284

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	11,500	27,844
Cementos Argos SA (Colombia)	3,823	15,575
CSR Ltd. (Australia)	633,961	1,742,860
Eagle Materials, Inc.	151,200	11,665,080
Fletcher Building Ltd. (New Zealand)	58,256	358,335
Headwaters, Inc.*	112,700	2,021,838
Siam Cement PCL (The) (Thailand)	4,100	55,685
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,774,000	7,612,293
United States Lime & Minerals, Inc.	6,300	371,637

		23,871,147

Consumer Finance — 0.3%
Capital One Financial Corp.	279,200	17,731,992
Enova International, Inc.*	41,100	302,496

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance (continued)
Navient Corp.	718,500	$8,586,075
Nelnet, Inc. (Class A Stock)	42,627	1,481,288
SLM Corp.*(a)	755,800	4,670,844

		32,772,695

Containers & Packaging — 0.3%
AptarGroup, Inc.	8,900	704,257
Greif, Inc. (Class A Stock)	188,900	7,040,303
Klabin SA (Brazil), UTS	5,300	25,277
Owens-Illinois, Inc.*	375,600	6,764,556
Packaging Corp. of America	237,042	15,865,221
Silgan Holdings, Inc.	55,800	2,871,468

		33,271,082

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	95,700	1,747,509
Inchcape PLC (United Kingdom)	360,430	3,030,630
Pool Corp.	37,800	3,554,334

		8,332,473

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	21,400	601,340
Capella Education Co.	17,800	936,992
DeVry Education Group, Inc.(a)	75,700	1,350,488
Graham Holdings Co. (Class B Stock)	3,500	1,713,390
Grand Canyon Education, Inc.*	17,800	710,576
Kroton Educacional SA (Brazil)	13,600	57,452
New Oriental Education & Technology Group, Inc. (China), ADR	6,900	288,972
Service Corp. International	366,000	9,896,640

		15,555,850

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	291,086	42,146,342
BM&FBovespa SA (Brazil)	66,200	367,240
CME Group, Inc.	35,000	3,409,000
Eurazeo SA (France)	3,818	226,507
GAIN Capital Holdings, Inc.	62,200	393,104
Investor AB (Sweden) (Class B Stock)	43,849	1,473,142
Metro Pacific Investments Corp. (Philippines)	136,300	20,297
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	511,300	1,964,707
MSCI, Inc.	213,800	16,488,256
ORIX Corp. (Japan)	649,700	8,407,421

		74,896,016

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,396,208	60,330,148
China Communications Services Corp. Ltd. (China) (Class H Stock)	25,000	13,103
China Telecom Corp. Ltd. (China) (Class H Stock)	130,000	58,463
Chorus Ltd. (New Zealand)	39,186	118,342
Chunghwa Telecom Co. Ltd. (Taiwan)	22,000	79,567
Cincinnati Bell, Inc.*	55,800	255,006
Deutsche Telekom AG (Germany)(a)	304,363	5,190,103
Hellenic Telecommunications Organization SA (Greece)	8,971	81,966
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	556,000	188,344

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Inteliquent, Inc.	96,400	$1,917,396
KT Corp. (South Korea)	8,039	207,624
LG Uplus Corp. (South Korea)	24,326	231,040
Nippon Telegraph & Telephone Corp. (Japan)	249,700	11,709,660
Ooredoo QSC (Qatar)	5,920	143,722
Orange SA (France)	397,314	6,460,555
PCCW Ltd. (Hong Kong)	643,000	432,064
Rostelecom PJSC (Russia), ADR	2,328	20,021
Spark New Zealand Ltd. (New Zealand)	1,976,721	5,024,130
Telecom Italia SpA (Italy) (Savings Share)*	585,893	376,953
Telefonica SA (Spain)	111,895	1,062,315
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	481,300	146,433
Telkom SA SOC Ltd. (South Africa)	25,237	113,874
Verizon Communications, Inc.	1,049,700	58,615,248
Vonage Holdings Corp.*	287,000	1,750,700

		154,526,777

Electric Utilities — 1.6%
American Electric Power Co., Inc.	282,300	19,786,407
Chubu Electric Power Co., Inc. (Japan)	62,200	885,170
Chugoku Electric Power Co., Inc. (The) (Japan)	26,700	339,441
CLP Holdings Ltd. (Hong Kong)	182,000	1,859,164
EDP – Energias de Portugal SA (Portugal)	219,749	672,780
EDP – Energias do Brasil SA (Brazil)	2,900	12,296
El Paso Electric Co.	24,700	1,167,569
Electricite de France SA (France)	569,937	6,910,643
Endesa SA (Spain)	28,995	581,801
Enel SpA (Italy)	1,882,843	8,358,820
Energa SA (Poland)*	3,593	8,684
Enersis Americas SA (Chile)	188,151	32,248
Enersis Chile SA (Chile)	188,151	22,173
Entergy Corp.	121,000	9,843,350
Equatorial Energia SA (Brazil)	2,300	34,891
Exelon Corp.	721,800	26,244,648
FirstEnergy Corp.	568,900	19,860,299
Fortum OYJ (Finland)	548,523	8,812,850
Great Plains Energy, Inc.	463,000	14,075,200
Hokkaido Electric Power Co., Inc. (Japan)	15,400	125,097
Hokuriku Electric Power Co. (Japan)	16,000	198,259
Iberdrola SA (Spain)	501,012	3,417,702
IDACORP, Inc.	132,700	10,795,145
Infratil Ltd. (New Zealand)	56,193	128,277
Kansai Electric Power Co., Inc. (The) (Japan)*	67,800	660,321
Korea Electric Power Corp. (South Korea)	7,277	381,984
Kyushu Electric Power Co., Inc. (Japan)	42,500	426,250
OGE Energy Corp.	245,100	8,027,025
Portland General Electric Co.	15,500	683,860
PPL Corp.	590,200	22,280,050
Shikoku Electric Power Co., Inc. (Japan)	17,500	207,294
SSE PLC (United Kingdom)	24,078	501,142
Tenaga Nasional Bhd (Malaysia)	31,800	111,346
Tohoku Electric Power Co., Inc. (Japan)	42,900	541,421
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	139,000	588,670

		168,582,277

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)*	592,711	$11,730,994
Babcock & Wilcox Enterprises, Inc.*	67,400	990,106
Eaton Corp. PLC	348,800	20,833,824
Emerson Electric Co.	352,200	18,370,752
Gamesa Corp. Tecnologica SA (Spain)	429,056	8,548,564
Hubbell, Inc.	112,800	11,897,016
Regal Beloit Corp.	258,200	14,213,910
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)*	26,000	11,001
Vestas Wind Systems A/S (Denmark)	134,064	9,112,257

		95,708,424

Electronic Equipment, Instruments & Components — 1.0%
AAC Technologies Holdings, Inc. (China)	34,500	294,945
Anixter International, Inc.*	69,800	3,718,944
Arrow Electronics, Inc.*	245,600	15,202,640
Avnet, Inc.	366,589	14,850,520
Belden, Inc.	18,200	1,098,734
ePlus, Inc.*	16,300	1,333,177
Halma PLC (United Kingdom)	77,339	1,051,894
Hitachi High-Technologies Corp. (Japan)	38,800	1,061,870
Hon Hai Precision Industry Co. Ltd. (Taiwan)	46,560	119,952
Insight Enterprises, Inc.*	52,400	1,362,400
Jabil Circuit, Inc.	721,000	13,316,870
Knowles Corp.*	15,000	205,200
Kudelski SA (Switzerland)*	18,889	375,524
Largan Precision Co. Ltd. (Taiwan)	1,000	92,483
Maruwa Co. Ltd. (Japan)	4,500	132,233
Orbotech Ltd. (Israel)*	200,300	5,117,665
PC Connection, Inc.	38,900	925,820
Sanmina Corp.*	99,300	2,662,233
ScanSource, Inc.*	67,300	2,497,503
Siix Corp. (Japan)	4,000	137,785
SYNNEX Corp.	130,500	12,374,010
TDK Corp. (Japan)	154,600	8,653,936
Tech Data Corp.*	166,700	11,977,395
Truly International Holdings Ltd. (Hong Kong)	3,446,000	1,659,940
WPG Holdings Ltd. (Taiwan)	14,000	16,351
Zebra Technologies Corp. (Class A Stock)*	227,900	11,417,790

		111,657,814

Energy Equipment & Services — 0.4%
Archrock, Inc.	190,800	1,797,336
Bristow Group, Inc.(a)	59,900	683,459
Diamond Offshore Drilling, Inc.	55,000	1,338,150
Ensco PLC (Class A Stock)	2,040,200	19,810,342
Matrix Service Co.*	53,900	888,811
McDermott International, Inc.*	400,400	1,977,976
Nabors Industries Ltd.	1,352,400	13,591,620
Ocean Yield ASA (Norway)	54,251	394,291

		40,481,985

Food & Staples Retailing — 1.3%
Almacenes Exito SA (Colombia)	44,479	216,237
Axfood AB (Sweden)	279,523	5,368,889
Cencosud SA (Chile)	98,118	279,615
CVS Health Corp.	34,200	3,274,308
ICA Gruppen AB (Sweden)	199,170	6,675,216

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Ingles Markets, Inc. (Class A Stock)	111,100	$4,144,030
J Sainsbury PLC (United Kingdom)	2,025,064	6,308,491
Kesko OYJ (Finland) (Class B Stock)	5,933	251,955
Koninklijke Ahold NV (Netherlands)	148,782	3,285,504
Kroger Co. (The)	592,560	21,800,282
Magnit PJSC (Russia), GDR, RegS	2,478	82,319
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	13,800	674,648
METRO AG (Germany)	265,682	8,171,381
President Chain Store Corp. (Taiwan)	5,000	39,067
Shoprite Holdings Ltd. (South Africa)	4,485	50,797
Sonae SGPS SA (Portugal)	2,216,306	1,741,012
SPAR Group Ltd. (The) (South Africa)	2,621	35,948
SpartanNash Co.	19,300	590,194
SUPERVALU, Inc.*	968,100	4,569,432
United Natural Foods, Inc.*	189,800	8,882,640
Walgreens Boots Alliance, Inc.	361,900	30,135,413
Wal-Mart de Mexico SAB de CV (Mexico)	68,400	164,541
Wal-Mart Stores, Inc.	484,300	35,363,586

		142,105,505

Food Products — 1.6%
Atria OYJ (Finland)	29,958	297,220
Austevoll Seafood ASA (Norway)	215,509	1,808,352
Bakkafrost P/F (Faroe Islands)	26,032	982,168
Blue Buffalo Pet Products, Inc.*	17,600	410,784
BRF SA (Brazil)	6,300	87,960
Bunge Ltd.	326,200	19,294,730
Charoen Pokphand Foods PCL (Thailand)	334,900	274,000
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	714,634
ConAgra Foods, Inc.	402,100	19,224,401
Dean Foods Co.(a)	560,200	10,134,018
Farmer Brothers Co.*	13,500	432,810
Flowers Foods, Inc.	142,600	2,673,750
Fresh Del Monte Produce, Inc.	16,800	914,424
Fuji Oil Holdings, Inc. (Japan)	44,500	829,659
Grupo Lala SAB de CV (Mexico)	5,900	13,009
Indofood Sukses Makmur Tbk PT (Indonesia)	146,900	80,827
Ingredion, Inc.	162,400	21,016,184
JBS SA (Brazil)	6,900	21,480
John B Sanfilippo & Son, Inc.	29,600	1,261,848
Kuala Lumpur Kepong Bhd (Malaysia)	4,000	23,134
La Doria SpA (Italy)	9,913	124,341
Leroy Seafood Group ASA (Norway)	63,277	2,985,543
Nestle SA (Switzerland)	201,301	15,596,466
Nippon Suisan Kaisha Ltd. (Japan)	26,200	134,552
Orkla ASA (Norway)	77,497	689,224
Pilgrim’s Pride Corp.	231,800	5,906,264
Post Holdings, Inc.*	117,200	9,691,268
PPB Group Bhd (Malaysia)	11,200	46,013
Qinqin Foodstuffs Group Cayman Co. Ltd. (China)*	600	754
Salmar ASA (Norway)	56,191	1,672,148
Sanderson Farms, Inc.	123,100	10,665,384
Schouw & Co. (Denmark)	14,914	828,264
Seaboard Corp.*	320	918,605
Tassal Group Ltd. (Australia)	271,791	812,208
Thai Union Group PCL (Thailand) (Class F Stock)	417,000	261,070

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	322,200	$21,519,738
Uni-President Enterprises Corp. (Taiwan)	148,000	292,306
WH Group Ltd. (Hong Kong)	10,843,500	8,587,999
Wilmar International Ltd. (Singapore)	3,357,100	8,172,200

		169,399,739

Gas Utilities — 0.5%
Atmos Energy Corp.	86,483	7,032,798
Chesapeake Utilities Corp.	5,700	377,226
Gas Natural SDG SA (Spain)	31,028	616,766
National Fuel Gas Co.(a)	170,400	9,692,352
New Jersey Resources Corp.	148,000	5,705,400
Southwest Gas Corp.	11,000	865,810
UGI Corp.	526,950	23,844,488

		48,134,840

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	368,400	14,481,804
ABIOMED, Inc.*(a)	67,700	7,398,933
Align Technology, Inc.*	105,200	8,473,860
Ansell Ltd. (Australia)	14,131	193,398
Atrion Corp.	800	342,288
Becton Dickinson and Co.	134,800	22,860,732
C.R. Bard, Inc.	47,000	11,052,520
Cantel Medical Corp.	39,500	2,714,835
Draegerwerk AG & Co. KGaA (Germany)	4,690	261,127
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	56,348	404,843
Haemonetics Corp.*	33,700	976,963
Halyard Health, Inc.*	307,400	9,996,648
Hill-Rom Holdings, Inc.	282,900	14,272,305
Hologic, Inc.*	739,600	25,590,160
ICU Medical, Inc.*	16,500	1,860,375
Invacare Corp.	58,300	707,179
Masimo Corp.*	71,900	3,775,829
Medtronic PLC	322,900	28,018,033
Merit Medical Systems, Inc.*	39,900	791,217
Nipro Corp. (Japan)	12,800	159,022
NxStage Medical, Inc.*	55,700	1,207,576
OraSure Technologies, Inc.*	35,300	208,623
ResMed, Inc.	232,900	14,726,267
Steris PLC	142,200	9,776,250
Teleflex, Inc.	22,500	3,989,475
Terumo Corp. (Japan)	28,800	1,229,050
West Pharmaceutical Services, Inc.	210,900	16,003,092

		201,472,404

Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	434,900	9,085,973
Anthem, Inc.	170,800	22,432,872
Australian Pharmaceutical Industries Ltd. (Australia)	84,689	106,882
Express Scripts Holding Co.*(a)	333,700	25,294,460
Fresenius SE & Co. KGaA (Germany)	32,680	2,401,256
HCA Holdings, Inc.*	83,500	6,430,335
LHC Group, Inc.*	29,800	1,289,744
Magellan Health, Inc.*	46,400	3,051,728
Medipal Holdings Corp. (Japan)	487,100	8,008,329
Metlifecare Ltd. (New Zealand)	64,837	256,143
Molina Healthcare, Inc.*(a)	111,200	5,548,880

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
National Healthcare Corp.	14,600	$945,204
PharMerica Corp.*	56,200	1,385,892
Primary Health Care Ltd. (Australia)	44,198	131,642
Qualicorp SA (Brazil)	2,200	12,800
Ryman Healthcare Ltd. (New Zealand)	83,389	556,594
Select Medical Holdings Corp.*	73,000	793,510
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)*	109,300	242,360
Sinopharm Group Co. Ltd. (China) (Class H Stock)	53,200	255,556
Suzuken Co. Ltd. (Japan)	7,700	242,367
Toho Holdings Co. Ltd. (Japan)	102,300	2,465,140
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	42,200	1,030,946
UnitedHealth Group, Inc.	286,700	40,482,040
VCA, Inc.*	253,000	17,105,330
WellCare Health Plans, Inc.*	143,000	15,341,040

		164,897,023

Health Care Technology
Cotiviti Holdings, Inc.*	29,000	612,770
HealthStream, Inc.*	5,900	156,468
HMS Holdings Corp.*	111,200	1,958,232
Quality Systems, Inc.	114,500	1,363,695

		4,091,165

Hotels, Restaurants & Leisure — 1.4%
888 Holdings PLC (United Kingdom)	218,648	595,979
Aristocrat Leisure Ltd. (Australia)	50,676	527,186
Biglari Holdings, Inc.*	1,900	766,346
Bloomin’ Brands, Inc.	275,600	4,924,972
Bojangles’, Inc.*	38,700	655,965
Brinker International, Inc.(a)	256,900	11,696,657
Carnival Corp.	80,700	3,566,940
Carnival PLC	17,490	770,690
Carrols Restaurant Group, Inc.*	40,900	486,710
Compass Group PLC (United Kingdom)	237,253	4,513,854
Denny’s Corp.*	115,500	1,239,315
DineEquity, Inc.	31,500	2,670,570
Domino’s Pizza Group PLC (United Kingdom)	366,966	1,630,400
Eldorado Resorts, Inc.*	49,800	756,711
Emperor Entertainment Hotel Ltd. (Hong Kong)	920,000	220,837
Evolution Gaming Group AB (Sweden)	20,176	608,476
Extended Stay America, Inc., UTS(a)	165,500	2,474,225
Fiesta Restaurant Group, Inc.*	202,900	4,425,249
Genting Bhd (Malaysia)	21,100	42,979
Greene King PLC (United Kingdom)	26,977	280,937
GVC Holdings PLC (Isle of Man)	26,599	199,359
International Speedway Corp. (Class A Stock)	86,400	2,890,080
Isle of Capri Casinos, Inc.*	75,600	1,384,992
Jack in the Box, Inc.	6,800	584,256
Kangwon Land, Inc. (South Korea)	1,086	39,406
Kura Corp. (Japan)	32,100	1,885,563
McDonald’s Corp.(a)	265,400	31,938,236
Minor International PCL (Thailand)	16,100	18,344
Oriental Land Co. Ltd. (Japan)	66,600	4,312,309
Paddy Power Betfair PLC (Ireland)	43,300	4,550,693

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Panera Bread Co. (Class A Stock)*	40,300	$8,541,182
Red Robin Gourmet Burgers, Inc.*	20,200	958,086
Ruth’s Hospitality Group, Inc.	39,400	628,430
SKYCITY Entertainment Group Ltd. (New Zealand)	143,883	470,975
SSP Group PLC (United Kingdom)	45,599	170,578
Texas Roadhouse, Inc.	127,600	5,818,560
Toridoll.corp (Japan)	4,900	131,687
TUI AG (Germany)	46,117	524,903
Unibet Group PLC (Malta), SDR	19,752	181,456
Wyndham Worldwide Corp.	302,300	21,532,829
Yum! Brands, Inc.	254,300	21,086,556

		150,703,478

Household Durables — 0.9%
Arcelik A/S (Turkey)	30,111	198,262
Barratt Developments PLC (United Kingdom)	629,831	3,422,535
Bassett Furniture Industries, Inc.	10,100	241,794
Bellway PLC (United Kingdom)	87,707	2,224,924
Berkeley Group Holdings PLC (United Kingdom)	164,027	5,538,842
D.R. Horton, Inc.	561,500	17,676,020
Electrolux AB (Sweden) (Class B Stock)	23,574	642,741
Flexsteel Industries, Inc.	10,700	423,934
Haseko Corp. (Japan)	18,600	187,261
Iida Group Holdings Co. Ltd. (Japan)	14,100	288,755
La-Z-Boy, Inc.	88,125	2,451,637
LG Electronics, Inc. (South Korea)	4,836	227,760
Meritage Homes Corp.*(a)	49,600	1,861,984
Nien Made Enterprise Co. Ltd. (Taiwan)*	8,000	72,986
Nikon Corp. (Japan)(a)	499,300	6,760,427
NVR, Inc.*	8,300	14,776,822
Persimmon PLC (United Kingdom)	166,680	3,232,224
Redrow PLC (United Kingdom)	25,145	105,756
SEB SA (France)	2,138	257,793
Steinhoff International Holdings NV (Netherlands)	27,258	156,370
Sumitomo Forestry Co. Ltd. (Japan)	12,900	175,081
Taylor Morrison Home Corp. (Class A Stock)*(a)	175,100	2,598,484
Taylor Wimpey PLC (United Kingdom)	312,710	554,777
Tempur Sealy International, Inc.*(a)	118,300	6,544,356
Toll Brothers, Inc.*	190,200	5,118,282
TRI Pointe Group, Inc.*	711,900	8,414,658
Tupperware Brands Corp.(a)	148,400	8,351,952

		92,506,417

Household Products — 1.0%
Clorox Co. (The)	11,900	1,646,841
Colgate-Palmolive Co.	275,400	20,159,280
Henkel AG & Co. KGaA (Germany)	9,955	1,076,816
Kimberly-Clark Corp.	95,700	13,156,836
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	106,800	252,300
Procter & Gamble Co. (The)	658,400	55,746,728
Reckitt Benckiser Group PLC (United Kingdom)	60,466	6,063,057

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products (continued)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	143,439	$4,608,791

		102,710,649

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	1,095,500	13,671,840
China Power International Development Ltd. (China)	94,000	34,699
China Resources Power Holdings Co. Ltd. (China)	18,000	27,013
Electric Power Development Co. Ltd. (Japan)	14,100	328,506
Glow Energy PCL (Thailand)	4,805	11,725
Huadian Power International Corp. Ltd. (China) (Class H Stock)	372,000	178,296
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	213,665
Ormat Technologies, Inc.	22,700	993,352

		15,459,096

Industrial Conglomerates — 1.0%
3M Co.	158,300	27,721,496
Bidvest Group Ltd. (The) (South Africa)	3,042	28,698
Carlisle Cos., Inc.	255,547	27,006,207
CITIC Ltd. (China)	45,000	65,782
CK Hutchison Holdings Ltd. (Hong Kong)	257,796	2,835,875
DCC PLC (United Kingdom)	96,141	8,460,415
General Electric Co.	856,271	26,955,411
Hopewell Holdings Ltd. (Hong Kong)	187,500	596,179
JG Summit Holdings, Inc. (Philippines)	60,530	110,580
KOC Holding A/S (Turkey)	13,773	62,987
LG Corp. (South Korea)	888	49,383
Rheinmetall AG (Germany)	3,687	219,299
Siemens AG (Germany)	144,217	14,799,786
SK Holdings Co. Ltd. (South Korea)	1,310	231,541

		109,143,639

Insurance — 2.2%
Aflac, Inc.	155,700	11,235,312
Alleghany Corp.*	31,100	17,091,938
Allianz SE (Germany)	96,877	13,820,286
Allstate Corp. (The)	304,300	21,285,785
Ambac Financial Group, Inc.*	14,100	232,086
American Equity Investment Life Holding Co.	187,800	2,676,150
American Financial Group, Inc.	196,700	14,542,031
American International Group, Inc.	21,400	1,131,846
Aspen Insurance Holdings Ltd. (Bermuda)	147,900	6,859,602
Aviva PLC (United Kingdom)	37,480	197,569
AXA SA (France)	482,674	9,543,768
Cathay Financial Holding Co. Ltd. (Taiwan)	75,550	82,808
China Life Insurance Co. Ltd. (Taiwan)	138,000	107,430
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	102,500	1,147,425
EMC Insurance Group, Inc.	10,550	292,446
Endurance Specialty Holdings Ltd.	188,300	12,646,228
Euler Hermes Group (France)	1,536	127,561
FBL Financial Group, Inc. (Class A Stock)	8,700	527,829
Federated National Holding Co.	24,000	456,960
First American Financial Corp.	29,700	1,194,534

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Genworth Financial, Inc. (Class A Stock)*	786,500	$2,029,170
Hannover Rueck SE (Germany)	80,778	8,463,751
Hanover Insurance Group, Inc. (The)	111,000	9,392,820
HCI Group, Inc.	35,900	979,352
Heritage Insurance Holdings, Inc.	25,000	299,250
Legal & General Group PLC (United Kingdom)	574,829	1,471,626
Liberty Holdings Ltd. (South Africa)	24,959	203,703
MetLife, Inc.	611,900	24,371,977
MS&AD Insurance Group Holdings, Inc. (Japan)	45,600	1,181,502
National General Holdings Corp.	47,900	1,026,018
National Western Life Group, Inc. (Class A Stock)	2,600	507,702
NN Group NV (Netherlands)(a)	264,620	7,284,603
Old Republic International Corp.	725,400	13,992,966
Phoenix Group Holdings (United Kingdom)	227,892	2,447,738
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	156,000	245,956
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	39,500	175,012
Reinsurance Group of America, Inc.	162,500	15,760,875
Samsung Life Insurance Co. Ltd. (South Korea)	733	64,145
SCOR SE (France)	14,027	414,711
Selective Insurance Group, Inc.	11,500	439,415
Swiss Life Holding AG (Switzerland)*	30,126	6,962,054
Swiss Re AG (Switzerland)	124,499	10,873,795
Tokio Marine Holdings, Inc. (Japan)	65,600	2,183,895
UNIQA Insurance Group AG (Austria)	199,201	1,196,375
United Insurance Holdings Corp.	36,200	592,956
Unum Group	113,200	3,598,628

		231,359,589

Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc. (Class A Stock)*	90,600	817,212
Amazon.com, Inc.*	57,100	40,861,902
ASOS PLC (United Kingdom)*	5,460	291,670
Blue Nile, Inc.	11,400	312,132
FTD Cos., Inc.*	40,000	998,400
HSN, Inc.	23,700	1,159,641
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	9,700	212,236
Nutrisystem, Inc.	26,000	659,360
Priceline Group, Inc. (The)*	5,000	6,242,050

		51,554,603

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	6,300	501,039
Alphabet, Inc. (Class A Stock)*	51,300	36,091,089
Alphabet, Inc. (Class C Stock)*	51,893	35,915,145
Auto Trader Group PLC (United Kingdom)	23,380	110,524
Baidu, Inc. (China), ADR*	2,400	396,360
Bankrate, Inc.*	354,900	2,654,652
Bazaarvoice, Inc.*	43,200	173,232
DHI Group, Inc.*	90,900	566,307
EarthLink Holdings Corp.	29,600	189,440
eBay, Inc.*	877,300	20,537,593

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Endurance International Group Holdings, Inc.*	65,500	$588,845
Facebook, Inc. (Class A Stock)*	558,200	63,791,096
IAC/InterActiveCorp	7,400	416,620
j2 Global, Inc.(a)	128,900	8,142,613
LogMeIn, Inc.*	26,900	1,706,267
Mixi, Inc. (Japan)	4,400	181,920
NAVER Corp. (South Korea)	273	169,128
NetEase, Inc. (China), ADR	700	135,254
NIC, Inc.	15,100	331,294
Rackspace Hosting, Inc.*	149,300	3,114,398
RetailMeNot, Inc.*	118,200	911,322
Tencent Holdings Ltd. (China)	61,900	1,419,966
United Online, Inc.*	15,900	174,900
Web.com Group, Inc.*	38,600	701,748

		178,920,752

IT Services — 1.7%
Accenture PLC (Class A Stock)	255,200	28,911,608
Alten SA (France)	6,369	373,864
Altran Technologies SA (France)*	12,528	165,964
Amadeus IT Holding SA (Spain) (Class A Stock)	41,566	1,831,354
Atos SE (France)	102,956	8,488,650
Bechtle AG (Germany)	1,412	148,993
Broadridge Financial Solutions, Inc.	153,992	10,040,278
CACI International, Inc. (Class A Stock)*	30,900	2,793,669
Capgemini SA (France)	15,577	1,344,189
Cognizant Technology Solutions Corp. (Class A Stock)*	391,200	22,392,288
Computer Sciences Corp.	145,200	7,209,180
CoreLogic, Inc.*	193,100	7,430,488
CSRA, Inc.	229,800	5,384,214
DST Systems, Inc.	151,800	17,674,074
DTS Corp. (Japan)	6,600	122,745
Econocom Group SA (Belgium)*	11,059	126,950
First Data Corp. (Class A Stock)*	1,137,000	12,586,590
Fiserv, Inc.*	20,500	2,228,965
Hackett Group, Inc. (The)	31,200	432,744
Infosys Ltd. (India), ADR	30,000	535,500
International Business Machines Corp.	19,900	3,020,422
Itochu Techno-Solutions Corp. (Japan)	6,000	129,260
Leidos Holdings, Inc.(a)	366,100	17,525,207
Science Applications International Corp.	108,700	6,342,645
SCSK Corp. (Japan)	4,500	168,568
Softcat PLC (United Kingdom)	24,938	110,220
Sopra Steria Group (France)	13,813	1,423,752
TeleTech Holdings, Inc.	24,300	659,259
TIS, Inc. (Japan)	6,700	154,307
Total System Services, Inc.	123,400	6,553,774
Travelport Worldwide Ltd.	115,000	1,482,350
TravelSky Technology Ltd. (China) (Class H Stock)	23,000	44,464
Virtusa Corp.*	31,500	909,720
Visa, Inc. (Class A Stock)	98,600	7,313,162
Wipro Ltd. (India), ADR	19,300	238,548

		176,297,965

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	19,100	492,904

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products (continued)
Brunswick Corp.	187,700	$8,506,564
Sankyo Co. Ltd. (Japan)	66,700	2,500,785
Sega Sammy Holdings, Inc. (Japan)	18,100	194,939
Smith & Wesson Holding Corp.*	100,300	2,726,154
Sturm Ruger & Co., Inc.	43,800	2,803,638
Vista Outdoor, Inc.*	81,000	3,866,130
Yamaha Corp. (Japan)	16,000	431,255

		21,522,369

Life Sciences Tools & Services — 0.3%
Bruker Corp.	62,300	1,416,702
Charles River Laboratories International, Inc.*	160,100	13,198,644
Mettler-Toledo International, Inc.*	8,500	3,101,820
PRA Health Sciences, Inc.*	58,100	2,426,256
QIAGEN NV*	21,646	471,718
Thermo Fisher Scientific, Inc.	27,300	4,033,848
VWR Corp.*	246,300	7,118,070

		31,767,058

Machinery — 1.2%
Alamo Group, Inc.	12,000	791,640
Allison Transmission Holdings, Inc.	47,900	1,352,217
Amada Holdings Co. Ltd. (Japan)	26,700	271,062
ANDRITZ AG (Austria)	6,734	319,308
Atlas Copco AB (Sweden) (Class B Stock)	15,098	357,858
Cargotec Oyj (Finland) (Class B Stock)	11,438	466,158
Crane Co.	145,200	8,235,744
FreightCar America, Inc.	54,300	762,915
Georg Fischer AG (Switzerland)	5,874	4,695,725
Global Brass & Copper Holdings, Inc.	151,200	4,126,248
Graco, Inc.	58,300	4,605,117
Harsco Corp.	108,400	719,776
Hoshizaki Corp. (Japan)	67,700	6,627,435
Hyster-Yale Materials Handling, Inc.	19,282	1,147,086
Illinois Tool Works, Inc.	44,800	4,666,368
Industria Macchine Automatiche SpA (Italy)	2,250	135,440
Ingersoll-Rand PLC	58,900	3,750,752
Japan Steel Works Ltd./The (Japan)	30,000	137,126
Joy Global, Inc.(a)	236,200	4,993,268
Kennametal, Inc.	291,400	6,442,854
Kone OYJ (Finland) (Class B Stock)	30,304	1,398,546
Lincoln Electric Holdings, Inc.	81,675	4,825,359
Lydall, Inc.*	26,400	1,017,984
Meritor, Inc.*	123,100	886,320
Milacron Holdings Corp.*	10,300	149,453
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	2,171,000	2,991,711
Mueller Industries, Inc.	64,000	2,040,320
Nordson Corp.	12,500	1,045,125
Oshkosh Corp.	104,000	4,961,840
Rexnord Corp.*	28,600	561,418
Ryobi Ltd. (Japan)	29,000	120,467
Schindler Holding AG (Switzerland), (SWX)	15,512	2,822,975
Schindler Holding AG (Switzerland), (XBRN)	5,664	1,025,456
Spirax-Sarco Engineering PLC (United Kingdom)	6,662	333,598
SPX Corp.*	34,900	518,265
SPX FLOW, Inc.*	240,200	6,262,014
Standex International Corp.	7,600	627,988

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Takuma Co. Ltd. (Japan)	100,000	$887,329
Terex Corp.	376,800	7,652,808
Toro Co. (The)	134,500	11,862,900
Toshiba Machine Co. Ltd. (Japan)	330,000	998,218
TriMas Corp.*	44,100	793,800
Trinity Industries, Inc.	489,100	9,082,587
Wabash National Corp.*(a)	631,000	8,013,700

		125,484,278

Marine
AP Moeller – Maersk A/S (Denmark) (Class A Stock)	350	441,126
Dfds A/S (Denmark)	4,590	201,474
Kuehne & Nagel International AG (Switzerland)	3,858	540,543
Matson, Inc.	56,300	1,817,927
MISC Bhd (Malaysia)	10,500	19,429

		3,020,499

Media — 1.1%
AMC Entertainment Holdings, Inc. (Class A Stock)	49,400	1,363,934
AMC Networks, Inc. (Class A Stock)*	179,100	10,821,222
Cinemark Holdings, Inc.	292,700	10,671,842
Comcast Corp. (Class A Stock)	461,600	30,091,704
Grupo Televisa SAB (Mexico), UTS	8,400	43,800
Hakuhodo DY Holdings, Inc. (Japan)	22,400	268,482
Informa PLC (United Kingdom)	62,407	608,555
Mediaset SpA (Italy)	75,371	263,578
Naspers Ltd. (South Africa) (Class N Stock)	3,912	597,343
New Media Investment Group, Inc.	39,600	715,572
New York Times Co. (The) (Class A Stock)	33,500	405,350
News Corp. (Class A Stock)	234,300	2,659,305
ProSiebenSat.1 Media SE (Germany)*	57,484	2,514,480
Publicis Groupe SA (France)	15,547	1,040,137
RELX PLC (United Kingdom)	100,435	1,849,462
RTL Group SA (Luxembourg)	3,495	285,434
Scholastic Corp.	27,500	1,089,275
Seven West Media Ltd. (Australia)	1,140,730	913,909
Sinclair Broadcast Group, Inc. (Class A Stock)	63,200	1,887,152
SKY Perfect JSAT Holdings, Inc. (Japan)	22,800	105,464
TEGNA, Inc.(a)	268,900	6,230,413
Time Warner, Inc.	79,600	5,853,784
Time, Inc.	296,200	4,875,452
TV Asahi Holdings Corp. (Japan)	62,700	1,020,943
Viacom, Inc. (Class B Stock)	190,200	7,887,594
Walt Disney Co. (The)	174,700	17,089,154
WPP PLC (United Kingdom)	466,500	9,722,566

		120,875,906

Metals & Mining — 1.0%
Alumina Ltd. (Australia)	235,053	231,050
AngloGold Ashanti Ltd. (South Africa)*	3,844	69,417
APERAM SA (Luxembourg)	4,473	156,578
BHP Billiton Ltd. (Australia)	12,101	168,643
BlueScope Steel Ltd. (Australia)	1,676,849	8,101,867
Boliden AB (Sweden)	25,891	506,016
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	169,985	240,459

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Evolution Mining Ltd. (Australia)	3,265,645	$5,707,012
Fortescue Metals Group Ltd. (Australia)	142,921	382,463
Handy & Harman Ltd.*	6,700	175,473
Hitachi Metals Ltd. (Japan)	20,500	208,263
Hyundai Steel Co. (South Korea)	5,343	214,985
JFE Holdings, Inc. (Japan)	33,600	438,319
KGHM Polska Miedz SA (Poland)*	1,322	22,311
MMC Norilsk Nickel PJSC (Russia), ADR	2,959	39,325
Nippon Steel & Sumitomo Metal Corp. (Japan)	71,300	1,380,342
Northern Star Resources Ltd. (Australia)	1,365,442	5,054,983
Nucor Corp.	254,100	12,555,081
Olympic Steel, Inc.	10,700	292,217
OZ Minerals Ltd. (Australia)	1,675,453	7,190,103
POSCO (South Korea)	207	36,670
Regis Resources Ltd. (Australia)	482,499	1,236,248
Reliance Steel & Aluminum Co.	201,138	15,467,512
Severstal PJSC (Russia), GDR,RegS	1,999	21,869
Sibanye Gold Ltd. (South Africa)	7,099	24,171
Steel Dynamics, Inc.	1,151,700	28,216,650
Tata Steel Ltd. (India), GDR, RegS	2,931	13,673
Tokyo Steel Manufacturing Co. Ltd. (Japan)	987,600	5,413,482
Vale SA (Brazil)	2,601	13,117
Vedanta Ltd. (India), ADR	35,900	282,533
voestalpine AG (Austria)	30,866	1,038,808
Worthington Industries, Inc.	324,100	13,709,430
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	56,000	18,811

		108,627,881

Multiline Retail — 0.4%
Debenhams PLC (United Kingdom)	115,355	85,247
Dillard’s, Inc. (Class A Stock)	24,500	1,484,700
Lotte Shopping Co. Ltd. (South Korea)	482	85,257
Macy’s, Inc.	556,500	18,703,965
Target Corp.	306,100	21,371,902

		41,731,071

Multi-Utilities — 0.5%
ACEA SpA (Italy)	49,218	596,996
Avista Corp.	81,100	3,633,280
Black Hills Corp.	31,400	1,979,456
E.ON SE (Germany)	189,959	1,917,610
MDU Resources Group, Inc.	724,193	17,380,632
National Grid PLC (United Kingdom)	354,833	5,217,962
Public Service Enterprise Group, Inc.	305,200	14,225,372
Vectren Corp.	178,500	9,401,595

		54,352,903

Oil, Gas & Consumable Fuels — 3.1%
Adams Resources & Energy, Inc.	4,400	169,400
Alon USA Energy, Inc.	267,300	1,732,104
BP PLC (United Kingdom)	817,960	4,787,967
Caltex Australia Ltd. (Australia)	23,786	573,480
Chevron Corp.(a)	15,700	1,645,831
ConocoPhillips	49,100	2,140,760
DHT Holdings, Inc.	119,900	603,097
EQT Corp.	132,900	10,290,447
Euronav NV (Belgium)	220,792	2,038,852
Exxon Mobil Corp.	550,600	51,613,244

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Formosa Petrochemical Corp. (Taiwan)	11,000	$29,992
Frontline Ltd. (Norway)	512,148	4,004,771
Galp Energia SGPS SA (Portugal)	631,979	8,789,811
Gazprom PAO (Russia), ADR	62,512	269,427
HollyFrontier Corp.	540,100	12,838,177
Kinder Morgan, Inc.	1,256,900	23,529,168
Lukoil PJSC (Russia), ADR	4,773	199,368
Marathon Petroleum Corp.	489,200	18,570,032
MOL Hungarian Oil & Gas PLC (Hungary)	3,910	226,354
Neste OYJ (Finland)	190,226	6,821,329
New Zealand Refining Co. Ltd. (The) (New Zealand)	59,419	103,206
Novatek OJSC (Russia), GDR, RegS	1,187	121,074
OMV AG (Austria)	13,938	391,809
ONEOK, Inc.(a)	318,700	15,122,315
PBF Energy, Inc. (Class A Stock)	439,900	10,460,822
Petroleo Brasileiro SA (Brazil)*	3,800	13,533
Petronas Dagangan Bhd (Malaysia)	20,700	120,149
Phillips 66	293,700	23,302,158
Polski Koncern Naftowy ORLEN SA (Poland)*	2,986	52,451
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	14,725	20,992
PTT PCL (Thailand)	6,200	55,225
Qatar Gas Transport Co. Ltd. (Qatar)	11,640	73,662
Reliance Industries Ltd. (India), GDR, 144A	14,758	421,341
Renewable Energy Group, Inc.*	71,300	629,579
Rosneft PJSC (Russia), GDR, RegS	18,162	92,989
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	398,210	10,936,958
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	380,142	10,502,838
Saras SpA (Italy)(a)	1,535,312	2,668,562
Sasol Ltd. (South Africa)	5,357	144,927
Scorpio Tankers, Inc. (Monaco)	61,200	257,040
SK Innovation Co. Ltd. (South Korea)	616	75,900
SM Energy Co.(a)	475,200	12,830,400
S-Oil Corp. (South Korea)	404	26,773
Statoil ASA (Norway)	104,681	1,808,727
Surgutneftegas OJSC (Russia), ADR	20,433	104,106
Tatneft PJSC (Russia), ADR	3,301	101,440
Tesoro Corp.	245,600	18,400,352
Thai Oil PCL (Thailand)	52,900	90,324
TOTAL SA (France)(a)	208,245	9,986,645
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	9,232	204,949
Ultrapar Participacoes SA (Brazil)	400	8,841
Valero Energy Corp.	391,800	19,981,800
Western Refining, Inc.(a)	1,327,100	27,378,073
World Fuel Services Corp.	188,100	8,932,869
Z Energy Ltd. (New Zealand)	370,386	2,142,814

		328,439,254

Paper & Forest Products — 0.2%
Altri SGPS SA (Portugal)	444,180	1,430,908
Clearwater Paper Corp.*	33,200	2,170,284
Domtar Corp.	216,800	7,590,168
KapStone Paper and Packaging Corp.	444,200	5,779,042
Nine Dragons Paper Holdings Ltd. (Hong Kong)	16,000	12,267

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
Sappi Ltd. (South Africa)*	7,188	$33,463
Stora Enso OYJ (Finland) (Class R Stock)	45,768	368,072
UPM-Kymmene OYJ (Finland)	460,857	8,466,334

		25,850,538

Personal Products — 0.2%
Asaleo Care Ltd. (Australia)	93,643	148,165
Hengan International Group Co. Ltd. (China)	3,000	25,127
Hypermarcas SA (Brazil)	3,400	24,609
Kao Corp. (Japan)	45,400	2,644,194
LG Household & Health Care Ltd. (South Korea)	29	28,320
Medifast, Inc.	24,200	805,134
Pola Orbis Holdings, Inc. (Japan)	2,200	207,042
Unilever NV (United Kingdom), CVA	122,316	5,688,895
Unilever PLC (United Kingdom)	122,743	5,881,279
USANA Health Sciences, Inc.*	19,800	2,206,314

		17,659,079

Pharmaceuticals — 3.1%
Allergan PLC*	51,800	11,970,462
Astellas Pharma, Inc. (Japan)	632,600	9,920,650
AstraZeneca PLC (United Kingdom)	54,063	3,232,093
Bayer AG (Germany)	155,839	15,651,742
Bristol-Myers Squibb Co.	504,100	37,076,555
Catalent, Inc.*	127,000	2,919,730
Daiichi Sankyo Co. Ltd. (Japan)	57,800	1,404,257
Dr. Reddy’s Laboratories Ltd. (India), ADR	6,100	312,503
GlaxoSmithKline PLC (United Kingdom)	854,446	18,349,327
Heska Corp.*	5,500	204,435
Impax Laboratories, Inc.*	109,600	3,158,672
Jazz Pharmaceuticals PLC*	176,300	24,912,953
Johnson & Johnson	488,200	59,218,660
Kaken Pharmaceutical Co. Ltd. (Japan)	3,000	196,686
Mallinckrodt PLC*	389,700	23,685,966
Merck & Co., Inc.	437,500	25,204,375
Mitsubishi Tanabe Pharma Corp. (Japan)	20,200	364,977
Novartis AG (Switzerland)	216,399	17,861,260
Novo Nordisk A/S (Denmark) (Class B Stock)	174,232	9,382,898
Pfizer, Inc.	560,600	19,738,726
Phibro Animal Health Corp. (Class A Stock)	50,400	940,464
Prestige Brands Holdings, Inc.*	41,300	2,288,020
Recordati SpA (Italy)	275,413	8,284,313
Richter Gedeon Nyrt (Hungary)	1,162	23,112
Roche Holding AG (Switzerland)	56,984	15,036,928
Sanofi (France)	111,409	9,256,204
SciClone Pharmaceuticals, Inc.*	23,300	304,298
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	75,500	185,044
Shionogi & Co. Ltd. (Japan)	28,900	1,579,849
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	131,700	1,444,749
Supernus Pharmaceuticals, Inc.*	40,000	814,800
Teva Pharmaceutical Industries Ltd. (Israel)	116,629	5,902,621

		330,827,329

Professional Services — 0.3%
Experian PLC (Ireland)	92,685	1,758,435

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Heidrick & Struggles International, Inc.	6,700	$113,096
Intertek Group PLC (United Kingdom)	14,775	688,419
Kforce, Inc.	54,400	918,816
ManpowerGroup, Inc.	151,791	9,766,233
Meitec Corp. (Japan)	3,800	129,166
Mistras Group, Inc.*	43,200	1,031,184
Nomura Co. Ltd. (Japan)	7,700	115,604
On Assignment, Inc.*	71,800	2,653,010
Randstad Holding NV (Netherlands)	11,659	466,257
Resources Connection, Inc.	26,800	396,104
Robert Half International, Inc.	323,800	12,356,208
RPX Corp.*	21,500	197,155
SGS SA (Switzerland)	470	1,076,653

		31,666,340

Real Estate Investment Trusts (REITs) — 3.6%
AG Mortgage Investment Trust, Inc., REIT	54,300	784,092
AIMS AMP Capital Industrial REIT (Singapore), REIT	186,900	193,546
Alexandria Real Estate Equities, Inc., REIT	11,400	1,180,128
American Assets Trust, Inc., REIT	50,933	2,161,596
American Campus Communities, Inc., REIT	337,200	17,827,764
American Tower Corp., REIT	186,000	21,131,460
Ares Commercial Real Estate Corp., REIT	85,800	1,054,482
Ascott Residence Trust (Singapore), REIT	156,700	127,191
Ashford Hospitality Trust, Inc., REIT	321,000	1,723,770
British Land Co. PLC (The) (United Kingdom), REIT	217,203	1,763,543
BWP Trust (Australia), REIT	48,294	131,976
CapitaLand Retail China Trust (Singapore), REIT	101,600	113,406
Care Capital Properties, Inc., REIT	224,400	5,881,524
CBL & Associates Properties, Inc., REIT	964,200	8,976,702
Champion REIT (Hong Kong), REIT	2,495,000	1,413,353
Chatham Lodging Trust, REIT	53,200	1,169,336
Chesapeake Lodging Trust, REIT	142,700	3,317,775
Chimera Investment Corp., REIT	807,500	12,677,750
Colony Capital, Inc. (Class A Stock), REIT	181,300	2,782,955
Corporate Office Properties Trust, REIT	192,800	5,701,096
Corrections Corp. of America, REIT	281,700	9,865,134
Derwent London PLC (United Kingdom), REIT	9,534	332,620
Dexus Property Group (Australia), REIT	1,355,417	9,197,417
DiamondRock Hospitality Co., REIT	171,300	1,546,839
Douglas Emmett, Inc., REIT	260,600	9,256,512
Duke Realty Corp., REIT	329,300	8,779,138
First Potomac Realty Trust, REIT	48,800	448,960
Franklin Street Properties Corp., REIT	562,654	6,903,765
General Growth Properties, Inc., REIT	305,000	9,095,100
GEO Group, Inc. (The), REIT	304,997	10,424,797
Goodman Group (Australia), REIT	1,334,744	7,158,925
GPT Group (The) (Australia), REIT	1,730,434	7,037,080
Growthpoint Properties Australia Ltd. (Australia), REIT	173,367	409,995
Hammerson PLC (United Kingdom), REIT	74,609	537,380
Highwoods Properties, Inc., REIT	35,800	1,890,240
Hospitality Properties Trust, REIT	392,046	11,290,925
Hudson Pacific Properties, Inc., REIT	49,100	1,432,738
Hyprop Investments Ltd. (South Africa), UTS, REIT	14,229	125,266

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
InfraREIT, Inc., REIT	72,600	$1,273,404
Intu Properties PLC (United Kingdom), REIT	508,349	1,976,364
Invesco Mortgage Capital, Inc., REIT	204,727	2,802,713
Investa Office Fund (Australia), REIT	46,452	149,421
iStar, Inc., REIT*	95,800	918,722
Ladder Capital Corp., REIT	81,959	999,900
Lamar Advertising Co. (Class A Stock), REIT	8,500	563,550
Land Securities Group PLC (United Kingdom), REIT	60,023	835,253
LaSalle Hotel Properties, REIT	236,200	5,569,596
Lexington Realty Trust, REIT	631,700	6,386,487
Liberty Property Trust, REIT	363,001	14,418,400
Link REIT (Hong Kong), REIT	1,508,000	10,312,016
LondonMetric Property PLC (United Kingdom), REIT	55,921	111,851
Mack-Cali Realty Corp., REIT	196,400	5,302,800
Mapletree Greater China Commercial Trust (Singapore), REIT	672,600	505,990
Mapletree Industrial Trust (Singapore), REIT	524,300	670,596
Mid-America Apartment Communities, Inc., REIT	109,400	11,640,160
New York Mortgage Trust, Inc., REIT(a)	123,100	750,910
Nomura Real Estate Master Fund, Inc. (Japan), REIT	318	502,700
Parkway Properties, Inc., REIT	29,300	490,189
PennyMac Mortgage Investment Trust, REIT	152,200	2,470,206
Post Properties, Inc., REIT	176,000	10,744,800
Prosperity REIT (Hong Kong), REIT	303,000	124,470
Rayonier, Inc., REIT	251,900	6,609,856
Redefine Properties Ltd. (South Africa), REIT	203,553	156,239
Redwood Trust, Inc., REIT	18,300	252,723
Resilient REIT Ltd. (South Africa), REIT	28,191	252,578
Resource Capital Corp., REIT	59,800	769,028
RLJ Lodging Trust, REIT	258,500	5,544,825
Ryman Hospitality Properties, Inc., REIT	175,900	8,909,335
Safestore Holdings PLC (United Kingdom), REIT	286,150	1,413,760
Scentre Group (Australia), REIT	481,832	1,784,689
Segro PLC (United Kingdom), REIT	70,906	393,023
Senior Housing Properties Trust, REIT	730,800	15,222,564
Shopping Centres Australasia Property Group (Australia), REIT	82,082	140,591
Simon Property Group, Inc., REIT	68,000	14,749,200
Starwood Property Trust, Inc., REIT	996,400	20,645,408
Summit Hotel Properties, Inc., REIT	237,100	3,139,204
Sunlight Real Estate Investment Trust (Hong Kong), REIT	597,000	341,220
Suntec Real Estate Investment Trust (Singapore), REIT	216,800	286,474
Taubman Centers, Inc., REIT	180,400	13,385,680
Tier REIT, Inc., REIT	25,300	387,849
Tritax Big Box REIT PLC (United Kingdom), REIT	80,081	139,522
Urban Edge Properties, REIT	83,300	2,487,338
Warehouses De Pauw CVA (Belgium), REIT	2,949	276,937
Weingarten Realty Investors, REIT	239,700	9,784,554

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Workspace Group PLC (United Kingdom), REIT	11,654	$107,547
WP Glimcher, Inc., REIT	153,000	1,712,070
Xenia Hotels & Resorts, Inc., REIT	274,300	4,602,754

		378,861,742

Real Estate Management & Development — 0.6%
Aldar Properties PJSC (United Arab Emirates)	353,077	260,325
Altisource Portfolio Solutions SA*(a)	57,500	1,600,800
Castellum AB (Sweden)	43,203	614,257
CBRE Group, Inc. (Class A Stock)*	306,787	8,123,720
China Resources Land Ltd. (China)	24,000	56,555
Daiwa House Industry Co. Ltd. (Japan)	243,100	7,139,119
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	166,400	210,946
Hemfosa Fastigheter AB (Sweden)	85,608	881,290
Henderson Land Development Co. Ltd. (Hong Kong)	1,076,900	6,083,156
Highwealth Construction Corp. (Taiwan)	109,000	180,328
Hufvudstaden AB (Sweden) (Class A Stock)	8,623	135,342
Jones Lang LaSalle, Inc.	191,989	18,709,328
Kerry Properties Ltd. (Hong Kong)	272,500	674,660
Marcus & Millichap, Inc.*	59,100	1,501,731
New Europe Property Investments PLC (Romania)	2,097	23,920
Open House Co. Ltd. (Japan)	4,900	134,222
Realogy Holdings Corp.*	118,900	3,450,478
UNITE Group PLC (The) (United Kingdom)	21,291	176,131
Wharf Holdings Ltd. (The) (Hong Kong)	1,468,000	8,958,510
Wheelock & Co. Ltd. (Hong Kong)	457,000	2,146,823
Yoma Strategic Holdings Ltd. (Singapore)*	312,000	130,916

		61,192,557

Road & Rail — 0.2%
ArcBest Corp.	29,700	482,625
Aurizon Holdings Ltd. (Australia)	195,642	709,847
Central Japan Railway Co. (Japan)	58,500	10,405,019
CSX Corp.	54,800	1,429,184
East Japan Railway Co. (Japan)	25,800	2,390,972
Go-Ahead Group PLC (United Kingdom)	3,594	93,804
Hankyu Hanshin Holdings, Inc. (Japan)	108,000	805,307
National Express Group PLC (United Kingdom)	37,137	146,573
Roadrunner Transportation Systems, Inc.*	91,300	681,098
West Japan Railway Co. (Japan)	11,300	716,118

		17,860,547

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Energy Industries, Inc.*	103,900	3,944,044
Alpha & Omega Semiconductor Ltd.*	41,900	583,667
Entegris, Inc.*	20,600	298,082
GCL-Poly Energy Holdings Ltd. (Hong Kong)	123,000	16,167
Inotera Memories, Inc. (Taiwan)*	22,000	17,229
Intel Corp.	1,348,100	44,217,680
Intersil Corp. (Class A Stock)	216,300	2,928,702
Microsemi Corp.*	214,900	7,022,932
NeoPhotonics Corp.*	17,800	169,634
NXP Semiconductors NV (Netherlands)*	100,800	7,896,672

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.*	210,100	$1,853,082
Phison Electronics Corp. (Taiwan)*	1,000	8,668
Photronics, Inc.*	121,500	1,082,565
Powertech Technology, Inc. (Taiwan)	98,000	218,813
QUALCOMM, Inc.	417,800	22,381,546
SCREEN Holdings Co. Ltd. (Japan)	801,000	8,718,252
Semiconductor Manufacturing International Corp. (China)*	248,000	19,976
Semtech Corp.*	79,100	1,887,326
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	235,000	1,184,329
Teradyne, Inc.	640,700	12,615,383
Tessera Technologies, Inc.	102,500	3,140,600
Texas Instruments, Inc.	182,000	11,402,300
Tokyo Electron Ltd. (Japan)	85,800	7,250,846
Ulvac, Inc. (Japan)	10,400	319,224
Vanguard International Semiconductor Corp. (Taiwan)	143,000	236,372

		139,414,091

Software — 2.7%
Adobe Systems, Inc.*	255,900	24,512,661
ANSYS, Inc.*	158,200	14,356,650
AVG Technologies NV*	105,700	2,007,243
Blackbaud, Inc.	25,000	1,697,500
Bottomline Technologies de, Inc.*	42,100	906,413
Cadence Design Systems, Inc.*	256,400	6,230,520
CDK Global, Inc.	165,000	9,155,850
Check Point Software Technologies Ltd. (Israel)*	12,200	972,096
Citrix Systems, Inc.*	38,600	3,091,474
Fair Isaac Corp.	94,600	10,690,746
Fortinet, Inc.*	448,900	14,180,751
Fuji Soft, Inc. (Japan)	5,500	130,204
Globant SA*(a)	62,800	2,471,180
Intuit, Inc.	14,800	1,651,828
Konami Holdings Corp. (Japan)	254,300	9,701,505
Manhattan Associates, Inc.*	317,800	20,380,514
Mentor Graphics Corp.	149,100	3,169,866
Micro Focus International PLC (United Kingdom)	18,548	400,158
Microsoft Corp.	1,724,600	88,247,782
Monotype Imaging Holdings, Inc.	18,900	465,507
Nemetschek SE (Germany)	2,272	123,229
Oracle Corp.	984,600	40,299,678
Pegasystems, Inc.	93,200	2,511,740
Progress Software Corp.*	43,200	1,186,272
PTC, Inc.*	106,700	4,009,786
Sage Group PLC (The) (United Kingdom)	97,002	838,447
Sapiens International Corp. NV (Israel)	25,900	303,289
Software AG (Germany)	4,643	157,873
Synopsys, Inc.*	350,845	18,973,698
Verint Systems, Inc.*	74,400	2,464,872
Xero Ltd. (New Zealand)*	9,550	124,647

		285,413,979

Specialty Retail — 1.2%
Adastria Co. Ltd. (Japan)	106,700	4,228,169
American Eagle Outfitters, Inc.(a)	927,100	14,768,703
Asbury Automotive Group, Inc.*	6,700	353,358

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Barnes & Noble, Inc.	88,400	$1,003,340
Bed Bath & Beyond, Inc.	143,000	6,180,460
Bilia AB (Sweden) (Class A Stock)	29,680	733,859
Boot Barn Holdings, Inc.*(a)	18,400	158,608
Cato Corp. (The) (Class A Stock)	33,200	1,252,304
Dick’s Sporting Goods, Inc.	161,800	7,290,708
Dixons Carphone PLC (United Kingdom)	89,222	382,949
DSW, Inc. (Class A Stock)	120,300	2,547,954
Express, Inc.*	712,700	10,341,277
FF Group (Greece)*	12,684	236,057
Foot Locker, Inc.	92,900	5,096,494
Francesca’s Holdings Corp.*	409,900	4,529,395
GameStop Corp. (Class A Stock)	319,300	8,486,994
Gap, Inc. (The)(a)	381,500	8,095,430
GNC Holdings, Inc. (Class A Stock)	270,000	6,558,300
Home Depot, Inc. (The)	149,100	19,038,579
Industria de Diseno Textil SA (Spain)	233,659	7,849,565
JB Hi-Fi Ltd. (Australia)	9,065	164,277
JD Sports Fashion PLC (United Kingdom)	45,149	696,085
JUMBO SA (Greece)*	10,388	136,662
Kingfisher PLC (United Kingdom)	221,922	953,179
Lookers PLC (United Kingdom)	70,564	101,227
Murphy USA, Inc.*	167,900	12,451,464
Nishimatsuya Chain Co. Ltd. (Japan)	191,400	2,714,326
Nitori Holdings Co. Ltd. (Japan)	7,000	848,989
Pier 1 Imports, Inc.	185,000	950,900
Shimamura Co. Ltd. (Japan)	2,100	312,452
Sonic Automotive, Inc. (Class A Stock)	71,500	1,223,365
Staples, Inc.	119,200	1,027,504
Tilly’s, Inc. (Class A Stock)*	52,410	303,454

		131,016,387

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	787,700	75,304,120
Avid Technology, Inc.*	76,400	443,884
Compal Electronics, Inc. (Taiwan)	40,000	25,304
Foxconn Technology Co. Ltd. (Taiwan)	95,000	224,409
FUJIFILM Holdings Corp. (Japan)	41,700	1,617,978
Hewlett Packard Enterprise Co.	1,293,700	23,635,899
HP, Inc.	745,900	9,361,045
Lite-On Technology Corp. (Taiwan)	171,000	235,517
Logitech International SA (Switzerland)	14,831	241,115
NCR Corp.*	436,500	12,121,605
Ricoh Co. Ltd. (Japan)	419,000	3,632,096
Samsung Electronics Co. Ltd. (South Korea)	1,122	1,397,284
Seagate Technology PLC(a)	164,600	4,009,656
Super Micro Computer, Inc.*(a)	89,400	2,221,590

		134,471,502

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG (Germany)	79,488	11,410,492
Carter’s, Inc.	145,700	15,512,679
Iconix Brand Group, Inc.*	91,600	619,216
Michael Kors Holdings Ltd.*	326,600	16,160,168
Movado Group, Inc.	15,000	325,200
Oxford Industries, Inc.	39,500	2,236,490
Skechers U.S.A., Inc. (Class A Stock)*	443,600	13,183,792
Swatch Group AG (The) (Switzerland)	4,860	278,321
Unifi, Inc.*	35,800	974,834

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	152,700	$3,102,864

		63,804,056

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	235,679	7,441,310
Essent Group Ltd.*	36,900	804,789
EverBank Financial Corp.	144,100	2,141,326
Federal Agricultural Mortgage Corp. (Class C Stock)	13,700	477,034
Flagstar Bancorp, Inc.*	77,900	1,901,539
MGIC Investment Corp.*	406,000	2,415,700
New York Community Bancorp, Inc.	189,600	2,842,104
PennyMac Financial Services, Inc. (Class A Stock)*	17,000	212,330
Radian Group, Inc.	235,000	2,448,700
Walker & Dunlop, Inc.*	53,900	1,227,842
Washington Federal, Inc.	25,300	613,778

		22,526,452

Tobacco — 1.0%
Altria Group, Inc.	599,700	41,355,312
British American Tobacco PLC (United Kingdom)	310,962	20,159,470
Gudang Garam Tbk PT (Indonesia)	4,700	24,591
Imperial Brands PLC (United Kingdom)	206,423	11,194,948
Japan Tobacco, Inc. (Japan)	106,300	4,284,124
KT&G Corp. (South Korea)	3,392	401,732
Reynolds American, Inc.	470,600	25,379,458

		102,799,635

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	38,500	1,737,890
Hanwa Co. Ltd. (Japan)	26,000	135,832
HD Supply Holdings, Inc.*	240,600	8,377,692
Howden Joinery Group PLC (United Kingdom)	172,623	886,607
ITOCHU Corp. (Japan)	788,300	9,643,442
Mitsui & Co. Ltd. (Japan)	165,600	1,976,797
MRC Global, Inc.*	34,100	484,561
MSC Industrial Direct Co., Inc. (Class A Stock)	127,500	8,996,400
SIG PLC (United Kingdom)	72,698	109,115
Sojitz Corp. (Japan)	2,579,500	6,112,211
Watsco, Inc.	67,500	9,496,575

		47,957,122

Transportation Infrastructure — 0.1%
Aena SA (Spain)	6,466	857,076
Airports of Thailand PCL (Thailand)	23,000	255,265
ASTM SpA (Italy)	18,702	203,966
Atlantia SpA (Italy)	39,305	982,037
Auckland International Airport Ltd. (New Zealand)	1,061,235	4,936,747
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	24,000	246,727
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	2,335	28,739
Sydney Airport (Australia)	80,207	418,813
Transurban Group (Australia)	190,465	1,715,477
Wesco Aircraft Holdings, Inc.*	151,100	2,027,762

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	14,000	$13,244

		11,685,853

Water Utilities
American States Water Co.	55,800	2,445,156
SJW Corp.	26,000	1,023,880

		3,469,036

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock)	583,600	358,794
China Mobile Ltd. (China)	41,500	479,500
Globe Telecom, Inc. (Philippines)	1,520	76,837
KDDI Corp. (Japan)	182,000	5,534,572
MegaFon PJSC (Russia), GDR, RegS	899	9,350
Millicom International Cellular SA (Luxembourg), SDR	6,336	388,646
NTT DOCOMO, Inc. (Japan)	445,100	12,003,701
Shenandoah Telecommunications Co.	63,000	2,460,780
Sistema JSFC (Russia), GDR, RegS	5,205	39,194
SoftBank Group Corp. (Japan)	88,900	5,027,479
Taiwan Mobile Co. Ltd. (Taiwan)	17,000	59,419
Telephone & Data Systems, Inc.	247,000	7,326,020
TIM Participacoes SA (Brazil)	100,600	211,391
Tower Bersama Infrastructure Tbk PT (Indonesia)	21,800	10,928
Vodafone Group PLC (United Kingdom)	2,545,337	7,760,413

		41,747,024

TOTAL COMMON STOCKS (cost $6,617,377,778)		6,806,864,206

EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF	155,002	8,650,662
iShares MSCI EAFE Small-Cap ETF	94,000	4,536,440
iShares MSCI Emerging Markets ETF	17,000	584,120
iShares MSCI India ETF	7,200	201,024

TOTAL EXCHANGE TRADED FUNDS (cost $14,237,630)		13,972,246

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	5,252	334,799
Volkswagen AG (Germany) (PRFC)	78,320	9,486,186

		9,820,985

Banks
Banco Bradesco SA (Brazil) (PRFC)	57,530	450,777
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	583,227	233,620
Itau Unibanco Holding SA (Brazil) (PRFC)	7,500	70,650
Itausa – Investimentos Itau SA (Brazil) (PRFC)	148,767	347,338

		1,102,385

Beverages
Embotelladora Andina SA (Chile) (PRFC B)	5,612	19,767

Capital Markets
State Street Corp. (PRFC)	60,000	1,610,400

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Chemicals
Braskem SA (Brazil) (PRFC A)	37,200	$220,029

Metals & Mining
Vale SA (Brazil) (PRFC)	4,000	16,150

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)*	5,000	14,600

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	3,500	12,356

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	206,318

TOTAL PREFERRED STOCKS (cost $13,209,954)		13,022,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 5.1%
Collateralized Loan Obligations — 2.6%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.078%(c)	07/15/26	3,250	3,210,561
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.814%(c)	04/20/25	11,750	11,628,209
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
2.174%(c)	07/20/26	3,200	3,195,940
Series 2015-AA, Class A1, 144A
2.029%(c)	01/15/28	16,000	15,837,790
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,655,807
Series 2014-3A, Class A1, 144A
2.134%(c)	04/28/26	4,600	4,594,079
Series 2014-3A, Class A2A, 144A
2.884%(c)	04/28/26	1,200	1,203,278
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.728%(c)	04/15/25	2,400	2,376,653
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
2.114%(c)	08/28/25	1,500	1,497,162
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
2.178%(c)	10/15/26	3,250	3,238,090
Series 2015-4A, Class A, 144A
2.183%(c)	04/18/27	3,750	3,725,182
Atlas Senior Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.126%(c)	02/15/26	1,000	995,701
Atlas Senior Loan Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A
2.168%(c)	10/15/26	1,750	1,748,075
Series 2014-6A, Class B, 144A
3.028%(c)	10/15/26	500	497,735

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
1.753%(c)	07/16/25		3,290	$3,257,130
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.734%(c)	04/20/25		1,500	1,485,202
Series 2013-IA, Class B, 144A
2.234%(c)	04/20/25		5,000	4,871,169
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
2.035%(c)	10/22/25		2,900	2,869,964
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.133%(c)	04/17/26		2,800	2,787,155
Series 2014-5A, Class A2A, 144A
2.783%(c)	04/17/26		1,000	972,923
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26		500	498,775
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.223%(c)	01/20/28		21,250	21,122,774
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.828%(c)	07/15/24		5,650	5,586,595
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24		5,000	5,003,777
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A
2.234%(c)	10/20/26		2,250	2,239,549
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.163%(c)	07/18/27		500	496,171
Bosphorus CLO II DAC (Ireland),
Series 2X, Class A
1.430%(c)	10/15/25	EUR	9,000	9,996,682
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
2.094%(c)	07/27/26		2,750	2,742,564
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.143%(c)	10/18/26		500	496,677
Series 2015-1A, Class A, 144A
2.185%(c)	04/22/27		3,000	2,977,331
Cathedral Lake CLO (Cayman Islands),
Series 2015-3A, Class B, 144A
3.178%(c)	01/15/26		11,000	11,021,208
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
2.078%(c)	07/15/26		3,750	3,679,805
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
2.098%(c)	10/15/26		3,250	3,228,960
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A
3.280%	01/25/27		1,250	1,247,368
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.134%(c)	07/20/27		5,500	5,431,610

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.216%(c)	05/15/26	5,300	$5,270,155
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	500,195
Series 2014-2A, Class A, 144A
2.178%(c)	07/15/26	2,500	2,460,007
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8A, Class BR, 144A
2.835%(c)	04/22/22	10,200	10,229,581
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
1.918%(c)	10/23/25	8,250	8,199,281
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
2.058%(c)	07/25/26	4,300	4,295,457
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
2.108%(c)	04/15/26	3,200	3,193,790
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A
2.083%(c)	01/18/27	750	745,604
Mill Creek CLO Ltd.,
Series 2016-1A, Class A, 144A
2.340%(c)	04/20/28	6,500	6,502,162
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
3.038%(c)	10/15/26	500	478,105
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.927%(c)	08/13/25	3,000	2,964,287
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.785%(c)	07/22/25	2,200	2,179,612
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.155%(c)	07/22/27	3,500	3,479,490
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
2.134%(c)	07/20/27	5,500	5,449,769
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.148%(c)	04/15/26	5,150	5,146,596
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.048%(c)	07/25/26	6,500	6,421,144
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.198%(c)	10/25/26	3,250	3,228,259
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.113%(c)	07/17/26	1,600	1,597,854
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,090,105
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.132%(c)	05/07/26	4,500	4,492,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.078%(c)	10/15/26	2,481	$2,444,509
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.154%(c)	07/20/27	5,000	4,965,375
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.994%(c)	10/20/26	2,000	1,972,032
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.285%(c)	07/20/28	7,000	6,958,553
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,902,060
Series 2014-3A, Class A, 144A
2.255%(c)	01/22/27	2,750	2,749,250
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.267%(c)	04/18/28	13,750	13,739,776
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.748%(c)	07/15/25	5,500	5,444,071
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
1.788%(c)	04/25/25	9,500	9,451,551
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.134%(c)	04/20/26	2,800	2,781,833
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	497,332

			281,248,134

Non-Residential Mortgage-Backed Securities — 1.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,919,037
Series 2015-2A, Class A, 144A
2.630%	12/20/21	6,100	6,208,966
Series 2016-1A, Class A, 144A
2.990%	06/20/22	6,400	6,608,748
Chase Issuance Trust,
Series 2007-C1, Class C1
0.902%(c)	04/15/19	5,600	5,585,685
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	4,200	4,290,389
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	3,286,845
Series 2016-2, Class A, 144A
2.030%	12/15/27	7,000	7,036,786
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	7,000	7,152,321
Series 2015-3A, Class A, 144A
2.670%	09/25/21	2,900	2,958,769
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	9,400	9,659,277

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,900	$5,898,254
Series 2016-1A, Class A, 144A
3.660%	02/18/29	7,700	7,871,584
Series 2016-2A, Class A, 144A
4.100%	03/20/28	2,000	2,062,193
Sierra Timeshare Receivables Funding LLC,
Series 2015-3A, Class A, 144A
2.580%	09/20/32	2,590	2,610,607
Series 2016-1A, Class A, 144A
3.080%	03/21/33	7,328	7,495,230
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	14,360	14,444,939

			102,089,630

Residential Mortgage-Backed Securities — 1.5%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.533%(c)	10/25/34	3,297	3,059,692
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1
1.473%(c)	04/25/34	5,029	4,711,982
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3
4.953%(c)	01/25/33	2,798	2,567,884
Series 2005-R6, Class M1
1.053%(c)	08/25/35	1,893	1,874,586
Argent Securities, Inc.,
Series 2003-W5, Class AV2
1.213%(c)	10/25/33	958	824,569
Series 2003-W7, Class A2
1.233%(c)	03/25/34	1,975	1,843,346
Series 2003-W7, Class M1
1.488%(c)	03/25/34	1,146	1,121,847
Series 2003-W10, Class M1
1.533%(c)	01/25/34	1,697	1,569,863
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.967%(c)	01/15/33	391	394,994
Series 2004-HE7, Class M1
1.428%(c)	10/25/34	6,552	6,185,007
Series 2005-HE1, Class M1
1.203%(c)	03/25/35	5,522	5,315,717
Bayview Opportunity Master Fund liib NPL Trust,
Series 2015-NPLA, Class A, 144A
3.721%(c)	07/28/35	2,287	2,284,333
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.698%(c)	03/25/44	1,177	1,180,433
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1
1.803%(c)	08/25/33	4,370	4,166,246
Series 2003-HE4, Class M1
1.428%(c)	03/25/34	1,288	1,231,726
Chase Funding Trust,
Series 2003-1, Class 2A2
1.113%(c)	11/25/32	675	641,135

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 144A
1.903%(c)	10/25/37	7,083	$6,683,863
Credit-Based Asset Servicing and Securitization LLC,
Series 2004-CB5, Class M1
1.368%(c)	01/25/34	3,169	2,951,926
GSAMP Trust,
Series 2004-HE2, Class M1
1.428%(c)	09/25/34	6,072	5,626,219
Home Equity Asset Trust,
Series 2002-1, Class M1
1.773%(c)	11/25/32	1,622	1,522,644
Series 2002-5, Class M1
2.153%(c)	05/25/33	3,287	3,131,188
Series 2003-8, Class M1
1.533%(c)	04/25/34	1,055	962,468
Series 2004-2, Class M1
1.248%(c)	07/25/34	6,432	5,995,425
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
2.103%(c)	09/25/34	3,340	3,292,291
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
1.173%(c)	07/25/34	325	314,537
Series 2004-HE2, Class A1A
1.253%(c)	08/25/35	811	770,865
Series 2005-WMC1, Class M1
1.203%(c)	09/25/35	1,611	1,527,933
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.473%(c)	10/25/33	1,372	1,281,140
Series 2003-NC7, Class M1
1.503%(c)	06/25/33	1,165	1,096,651
Series 2004-HE8, Class M1
1.413%(c)	09/25/34	5,000	4,656,737
Series 2004-NC3, Class M1
1.248%(c)	03/25/34	2,716	2,582,627
Series 2005-HE2, Class M1
1.053%(c)	01/25/35	2,000	1,885,316
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
1.158%(c)	08/25/35	3,000	2,912,513
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.293%(c)	02/25/33	1,697	1,580,184
Series 2003-4, Class A2
1.093%(c)	07/25/33	1,169	1,082,874
Series 2003-6, Class A2
1.113%(c)	11/25/33	1,991	1,839,629
Park Place Securities, Inc.,
Series 2005-WHQ2, Class M2
1.143%(c)	05/25/35	6,528	6,184,316
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1
0.913%(c)	09/25/35	7,140	6,309,088
Series 2005-5, Class AF4
4.360%(c)	11/25/35	2,250	2,139,321

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
RAMP Trust,
Series 2005-EFC2, Class M3
1.188%(c)	07/25/35	5,719	$5,685,021
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1
1.653%(c)	01/25/34	2,296	2,203,488
Series 2004-BC1, Class M1
1.218%(c)	02/25/35	1,336	1,228,537
Series 2004-BC4, Class A2C
1.433%(c)	10/25/35	7,903	7,611,800
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.578%(c)	04/25/33	3,549	3,400,666
VOLT XLIV LLC,
Series 2016-NPL4, Class A1, 144A
4.250%(c)	04/25/46	3,624	3,624,622
VOLT XXVII LLC,
Series 2014-NPL7, Class A1, 144A
3.375%(c)	08/25/57	12,435	12,358,867
VOLT XXX LLC,
Series 2015-NPL1, Class A1, 144A
3.625%(c)	10/25/57	5,076	5,051,612
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	3,221	3,189,409
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%(c)	07/25/45	3,354	3,342,330
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4
1.043%(c)	11/25/35	1,052	966,502

			153,965,969

TOTAL ASSET-BACKED SECURITIES (cost $536,327,357)			537,303,733

BANK LOANS(c) — 0.5%
Aerospace & Defense
Transdigm, Inc.,
Term Loan
3.750%	05/16/22	2,075	2,046,481

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	1,142	1,141,028

Biotechnology
RPI Finance Trust,
Term Loan B4
3.500%	11/09/20	1,284	1,283,251

Capital Markets
Financiere Lilas IV, Private Placement (France),
Facility B2
3.750%	10/30/20	1,205	1,335,984

Chemicals
Macdermid, Inc.,
Term Loan
5.500%	06/07/20	1,841	1,811,938

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services & Supplies
TransUnion LLC,
Term Loan B2
3.500%	04/09/21	803	$793,916

Consumer Products
Bombardier Recreation Products,
Term Loan^
3.750%	01/30/19	1,250	1,245,000
3.750%	06/30/23	205	202,181

			1,447,181

Food & Staples Retailing — 0.1%
Albertsons LLC,
Term Loan
4.500%	08/25/21	2,745	2,738,801
4.750%	06/22/23	505	503,737
Supervalu, Inc.,
Term Loan
5.500%	03/21/19	1,382	1,376,309

			4,618,847

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Term Loan
3.174%	01/25/19	842	821,053
Term Loan G
3.750%	12/31/19	430	417,858
Term Loan H
4.000%	01/27/21	792	770,358
Select Medical Corp.,
Series E, Tranche Term Loan B^
6.000%	06/01/18	210	210,189
Term Loan^
6.000%	03/03/21	2,284	2,278,564

			4,498,022

Hotels, Restaurants & Leisure
Aramark Corp.,
Term Loan
3.250%	02/24/21	985	983,040

Marine
Scandlines GmbH (France),
Facility B
4.500%	12/03/20	1,256	1,395,552

Media
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20	281	272,586
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20	661	655,444
Univision Communications, Inc.,
Replacement First Lien Term Loan
4.000%	03/01/20	748	742,617

			1,670,647

Pharmaceuticals
Capsugel Holdings U.S. Inc.,
Term Loan
4.000%	07/31/21	1,496	1,487,834

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA,
Term Loan
3.500%	03/19/21	1,493	$1,474,733
Valeant Pharmaceuticals International, Inc.,
Term Loan
5.000%	04/01/22	953	924,644

			3,887,211

Retail — 0.1%
Euro Garages (United Kingdom),
Term Loan
6.091%	01/30/23	1,900	2,478,800
Rite Aid Corp.,
Term Loan
4.875%	06/21/21	1,750	1,748,906

			4,227,706

Semiconductors & Semiconductor Equipment — 0.1%
Avago Tech Cayman Finance Ltd.,
Term Loan
4.250%	02/01/23	5,177	5,172,713

Technology — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
4.500%	02/25/22	2,000	2,225,058
Dell International LLC,
Term Loan^
— %(p)	12/31/18	2,500	2,425,000
— %(p)	09/30/23	2,225	2,216,347
NXP Bv,
Term Loan
3.750%	12/07/20	933	934,268
Solera Holdings, Inc.,
Term Loan
5.750%	03/03/23	1,197	1,195,504
Western Digital Corp.,
Term Loan
6.000%	04/29/23	1,650	1,835,102
6.250%	04/28/23	1,540	1,543,370

			12,374,649

TOTAL BANK LOANS (cost $49,427,069)			48,688,166

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class AM
5.723%(c)	06/10/49	11,000	11,281,289
Series 2007-5, Class A1A
5.361%	02/10/51	1,335	1,385,416
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%(c)	12/11/49	4,750	4,831,598
Series 2007-CD4, Class A4
5.322%	12/11/49	5,715	5,775,556
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.901%(c)	12/10/49	8,000	8,234,635
Series 2014-GC21, Class A4

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.575%	05/10/47	3,850	$4,177,662
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,650,108
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	3,663	3,673,868
Series 2007-C2, Class AMFX
5.526%(c)	04/15/47	6,675	6,824,878
Commercial Mortgage Trust,
Series 2006-C8, Class AM
5.347%	12/10/46	11,425	11,559,858
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,498,753
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,419,953
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,313,337
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,700,644
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	17,245,277
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,186,386
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	21,305,074
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,223,311
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,533,196
Series 2015-LC23, Class A3
3.521%	10/10/53	20,000	21,517,534
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,332,034
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,498,711
Series 2015-C4, Class A3
3.544%	11/15/48	12,000	12,778,044
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.038%(c)	11/25/25	9,500	10,133,312
Series 2015-M8, Class AB2
2.829%	01/25/25	5,145	5,469,872
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.795%(c)	06/25/20	13,214	634,914
Series K025, Class X1, IO
1.013%(c)	10/25/22	13,146	590,911
Series K029, Class A2
3.320%(c)	02/25/23	3,900	4,276,576
Series K033, Class A2
3.060%(c)	07/25/23	3,000	3,245,173
Series K050, Class A2
3.334%(c)	08/25/25	4,000	4,409,538
Series K052, Class X1, IO
0.812%(c)	11/25/25	111,288	5,515,625
Series K055, Class X1, IO
1.369%(c)	03/25/26	65,430	6,857,057

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	$8,276,407
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,790,638
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	21,705,048
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	3,000	3,111,668
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,713,013
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	4,211,902
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,493,653
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,925,647
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,962,807
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class AM
6.203%(c)	02/15/51	10,821	11,217,906
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	681,519
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,971,105
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,040	4,082,884
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	7,326,704
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	29,689,845
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	7,048,061
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	1,569	1,576,012
Series 2007-C32, Class A1A
5.889%(c)	06/15/49	1,455	1,496,162
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,534,651
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,167,551
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,737,401
Series 2015-NXS3, Class A3
3.354%	09/15/57	2,500	2,663,494
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	17,912,495
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.749%	05/15/45		2,850	$2,954,469

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $395,377,099)				409,331,142

CORPORATE BONDS — 9.5%
Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		420	445,316
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23		2,220	2,339,847
3.550%	01/15/26		2,540	2,759,080
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		1,300	1,306,734
6.500%	07/15/24		1,300	1,318,694

				8,169,671

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		1,200	1,342,488
10.200%	02/06/39		349	646,760
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		3,820	3,853,127

				5,842,375

Airlines — 0.1%
Continental Airlines Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22		1,313	1,470,577
Delta Air Lines Pass Through Trust,
Pass-Through Certificates
6.821%	08/10/22		832	966,392
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20		2,440	2,518,468
United Airlines Pass Through Trust,
Pass-Through Certificates
3.450%	12/01/27		1,840	1,918,200
US Airways Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25		2,484	2,620,511

				9,494,148

Apparel
Hanesbrands Finance Luxembourg Sca,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	1,180	1,325,879

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		6,680	7,070,666
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17		4,500	4,571,910

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		360	$392,993
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		6,070	6,461,764
6.250%	10/02/43		2,005	2,227,260
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20		8,690	8,928,184
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.850%	01/15/21	(h)	10,420	10,885,889
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19		1,430	1,458,600

				41,997,266

Auto Parts & Equipment
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		1,770	1,856,287
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		2,000	1,870,000

				3,726,287

Banks — 2.4%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,188,290
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.250%	10/29/18		5,000	5,030,990
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,630	1,536,275
6.300%(c)	12/29/49		1,700	1,806,250
Sr. Unsec’d. Notes, BKNT
2.050%	12/07/18		8,000	8,117,240
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	4,116,588
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		1,380	1,472,864
5.000%	01/21/44		695	803,888
5.875%	02/07/42		945	1,192,839
Sub. Notes
6.110%	01/29/37		3,080	3,655,803
Sub. Notes, MTN
3.950%	04/21/25		13,015	13,253,760
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26	(a)	3,575	3,609,677
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	6,213,405
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		1,210	1,262,376
4.750%	07/15/21		2,500	2,782,843

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
4.200%	10/29/25		4,385	$4,507,964
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49		2,500	2,462,500
5.950%(c)	12/29/49		9,605	9,357,911
5.950%(c)	12/29/49		8,500	8,308,750
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,113,973
3.300%	04/27/25		1,370	1,403,296
3.700%	01/12/26		1,100	1,157,957
5.875%	01/30/42		1,150	1,455,667
Sub. Notes
4.450%	09/29/27		2,570	2,647,385
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT
2.300%	12/03/18		7,390	7,486,706
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		4,295	4,299,596
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		1,230	1,214,381
3.800%	09/15/22		800	803,458
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN
3.375%	05/12/21		6,395	6,417,012
3.700%	05/30/24		1,995	1,983,134
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,675	2,827,510
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		2,765	2,734,364
Sr. Unsec’d. Notes
3.625%	01/22/23		1,000	1,048,958
3.750%	02/25/26		660	694,651
6.250%	02/01/41		5,600	7,246,982
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,825,656
Sub. Notes
4.250%	10/21/25		12,000	12,404,268
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18		1,825	1,859,965
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25		6,000	8,380,446
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		5,000	4,781,250
5.150%(c)	12/29/49		3,500	3,404,100
5.300%(c)	12/29/49		2,935	2,923,994
7.900%(c)	04/29/49		1,650	1,683,000
Sr. Unsec’d. Notes
3.900%	07/15/25	(a)	4,000	4,314,236
6.400%	05/15/38		6,400	8,765,005
Sub. Notes
4.250%	10/01/27		2,580	2,729,725

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17	4,000	$4,224,844
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	750	754,223
Gtd. Notes, MTN, 144A
5.800%	01/13/20	2,500	2,796,685
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	1,175	1,128,000
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	2,360	2,499,653
5.500%	07/28/21	3,225	3,682,547
Sr. Unsec’d. Notes, MTN
3.875%	01/27/26	8,250	8,758,101
Sub. Notes, MTN
4.100%	05/22/23	11,000	11,405,482
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18	1,512	1,545,772
Sr. Unsec’d. Notes, MTN
4.375%	02/11/20	1,500	1,637,525
PNC Bank NA,
Sub. Notes
3.800%	07/25/23	685	738,580
Sub. Notes, BKNT
4.200%	11/01/25	2,005	2,253,051
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49	1,975	2,029,313
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,695	1,731,151
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	1,715	1,741,718
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,818,615
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
1.800%	03/26/18	2,320	2,342,072
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	3,100	3,189,125
Sub. Notes, GMTN
4.900%	11/17/45	4,195	4,590,605
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36	5,815	7,329,017

			253,482,967

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,810	6,528,860
4.900%	02/01/46	1,550	1,816,355

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,500	$1,560,000
4.750%	11/15/24		1,100	1,157,750

				11,062,965

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45		3,805	3,952,862
Sr. Unsec’d. Notes, 144A
4.663%	06/15/51		4,330	4,524,040

				8,476,902

Building Materials
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		800	880,000
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	498,687
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $2,254,875; purchased 10/27/14-02/11/15)(f)(g)
5.375%	11/15/24		2,220	2,258,850

				3,637,537

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	896,551
5.375%	03/15/44		825	778,020
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		2,715	2,875,098
8.550%	05/15/19		9,800	11,632,943
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		4,750	5,022,431
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		485	536,378
5.625%	11/15/43		1,590	1,763,507

				23,504,928

Commercial Services — 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	(a)	1,200	1,188,000
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $4,481,514; purchased 11/02/15)(f)(g)
3.800%	11/01/25		4,490	4,803,447
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	2,425,026
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		2,000	2,041,810

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		2,095	$2,173,563
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		350	344,750
5.875%	09/15/26		1,600	1,588,000
7.625%	04/15/22		2,200	2,348,500

				16,913,096

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	(h)	4,225	4,479,438
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		2,290	2,345,899
4.420%	06/15/21		1,950	2,007,078
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17		4,690	4,750,782
2.850%	10/05/18		880	901,173

				14,484,370

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22		845	865,348
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		3,043	3,091,866
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26		2,280	2,431,611
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		1,600	1,626,000
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,555	1,566,558
GE Capital International Funding Co.,
Gtd. Notes, 144A
4.418%	11/15/35		5,088	5,706,630
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		483	483,661
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		400	386,000
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		3,205	3,124,875
7.250%	12/15/21		1,140	1,091,550
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25		515	570,709
3.550%	01/15/24		1,545	1,725,298

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19		5,470	$5,529,858

				28,199,964

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24		2,500	2,559,375
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,376,946
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,619,021
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		2,600	3,447,686
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	5,535	5,396,625
5.500%	02/01/24		2,000	1,930,000
5.750%	01/15/25	(a)	5,590	5,436,275
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,550,879
6.150%	09/15/17		2,300	2,438,198
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	798,696
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,500	1,440,000
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		12,500	12,515,625
7.375%	11/01/22		5,875	5,669,375
7.625%	11/01/24		1,400	1,344,000
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	533,868
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		662	711,650
7.875%	05/15/21		1,203	1,245,105
Gtd. Notes, 144A
7.250%	05/15/26		1,670	1,661,650
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46		1,445	1,605,631
6.050%	03/01/34		3,100	4,130,310
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,739,725
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		6,325	6,374,911

				72,525,551

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electronics — 0.1%
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	5,400	$5,683,500

Engineering & Construction
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29	315	125,370

Entertainment
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	330	339,900
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	2,000	1,980,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	2,100	2,176,125

			4,496,025

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20	1,000	1,030,000

Foods — 0.1%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	2,105	2,126,050
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A (original cost $1,380,000;purchased 05/20/15)(f)(g)
5.750%	06/15/25	1,380	1,297,200
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,881,040; purchased 06/19/12-12/09/15)(f)(g)
7.250%	06/01/21	1,920	1,987,200
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,955,125; purchased 01/08/15-01/20/15)(f)(g)
8.250%	02/01/20	1,850	1,914,750
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	2,070	2,736,944
Gtd. Notes, 144A
3.000%	06/01/26	3,185	3,211,047
4.375%	06/01/46	1,000	1,057,522

			14,330,713

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46	4,780	5,156,521

Gas
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,200	1,227,398

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas (continued)
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	$92,095

				1,319,493

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		7,360	7,520,021

Healthcare – Products — 0.1%
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		4,275	4,660,284
4.375%	03/15/35		1,690	1,911,627

				6,571,911

Healthcare – Services — 0.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		350	343,000
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26		8,355	8,595,825
4.500%	05/15/42		1,318	1,395,252
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,299,312
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	1,031,376
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		2,245	2,289,900
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		1,800	1,575,000
8.000%	11/15/19	(a)	3,500	3,425,625
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	2,580,137
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		2,500	2,527,750
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		2,435	2,501,963
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23		6,000	6,390,000
8.000%	10/01/18		1,350	1,505,250
Sr. Sec’d. Notes
4.250%	10/15/19		780	813,150
4.750%	05/01/23		1,000	1,025,000
5.250%	04/15/25		2,800	2,926,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	1,980,861

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare – Services (continued)
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40	1,126	$1,282,254
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17	2,000	2,010,488
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	2,600	2,743,000
Sr. Unsec’d. Notes
6.750%	06/15/23	5,500	5,266,250
8.125%	04/01/22	1,700	1,742,160
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	2,790	2,919,035

			58,168,588

Home Builders
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18	1,750	1,918,437
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22	3,075	3,044,250
8.500%	11/15/20	400	411,000

			5,373,687

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	1,150	1,129,875

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,595	1,729,061

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36	3,700	4,400,665
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	2,915	3,161,370
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45	1,245	1,432,273
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	2,000	2,422,258
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	3,900	4,784,851
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	5,000	6,438,910
MetLife, Inc.,
Sr. Unsec’d. Notes
4.875%	11/13/43	775	856,670
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,420	3,095,509

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,375	$1,543,304

			28,135,810

Lodging — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	1,275	1,366,673
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	900	945,000
8.625%	02/01/19	2,200	2,470,600
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17	2,130	2,147,834

			6,930,107

Machinery – Construction & Mining
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	1,750	1,765,313

Media — 0.8%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	1,750	2,172,161
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	4,525	4,491,063
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	1,511	1,499,667
5.000%	04/01/24	3,850	3,811,019
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17	1,150	1,214,687
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	650	660,081
5.250%	09/30/22	15,000	15,393,750
5.750%	01/15/24	2,000	2,104,800
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	925	930,203
5.375%	05/01/25	560	568,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
6.384%	10/23/35	1,090	1,290,762
6.484%	10/23/45	1,310	1,564,168
6.834%	10/23/55	345	410,210
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	4,400	6,275,073
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	3,000	3,303,174
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46	1,060	1,170,526

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	$654,774
Gtd. Notes, RegS
6.375%	07/28/17		900	934,614
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,670,762
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		3,870	4,095,021
3.875%	01/15/26		1,550	1,671,151
4.050%	12/15/23		7,530	8,301,147
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, RegS
4.000%	01/15/25	EUR	1,650	1,841,056
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A (original cost $5,000,000; purchased 5/16/13)(f)(g)
5.125%	05/15/23		5,000	4,962,500
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		2,700	2,814,750
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		1,400	1,235,934
5.850%	09/01/43		650	651,713
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,966,500
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, RegS
3.750%	01/15/25	EUR	3,850	4,165,742

				82,825,408

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,527,993
Gtd. Notes, 144A
6.750%(c)	10/19/75		2,725	2,895,313
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	1,329,821
5.875%	04/23/45		800	753,658

				6,506,785

Miscellaneous Manufacturing
Amsted Industries, Inc.,
Gtd. Notes, 144A (original cost $1,002,500; purchased 06/22/15)(f)(g)
5.000%	03/15/22		1,000	1,000,000
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		1,475	2,070,090

				3,070,090

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	2,275	$2,348,937

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36	3,000	1,133,370
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	3,814,981
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18	2,250	2,234,133
5.000%	06/15/45	615	573,716
5.600%	07/15/41	285	275,362
5.850%	12/15/25	1,235	1,362,310
7.950%	04/15/32	1,900	2,177,052
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	700	814,572
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	605	525,745
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,135	1,137,935
Gazprom Oao Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	900	932,184
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	4,395	4,689,430
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	3,500	4,046,791
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19	500	559,900
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18	9,940	10,163,193
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	2,550	2,339,964
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	825	887,255
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A (original cost $1,834,989; purchased 11/18/13-1/21/14)(f)(g)
5.375%	01/26/19	1,810	334,850
Petrobras Global Finance BV (Brazil),
Gtd. Notes
8.375%	05/23/21	4,575	4,721,400
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18	3,090	3,340,438

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	$839,785
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,202,400
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18		6,000	6,102,036
3.250%	05/11/25		2,000	2,098,174
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		605	560,373

				56,867,349

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		6,440	6,930,947
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		3,055	3,009,175
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		2,250	2,216,250
4.375%	12/15/23	EUR	650	777,244
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A(original cost $2,980,920;purchased 08/07/14)(f)(g)
9.125%	08/15/21		3,000	2,872,500
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		670	703,781
6.375%	08/15/25		495	517,275
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22		1,750	1,942,609

				12,038,834

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		1,310	1,354,579
3.600%	05/14/25		1,505	1,576,984
4.500%	05/14/35		2,530	2,644,262
4.700%	05/14/45		4,190	4,431,139
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,100	1,146,011
4.550%	03/15/35		1,380	1,418,255
4.750%	03/15/45		480	504,035
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	3,240,996
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	1,092,192

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan NV,
Gtd. Notes, 144A
3.000%	12/15/18		2,580	$2,641,412
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	(h)	6,060	6,907,746
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		1,500	1,281,563
6.125%	04/15/25		410	329,025
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,500	3,328,758

				31,896,957

Pipelines — 0.2%
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,602,567
4.900%	03/15/35		340	300,379
5.150%	03/15/45		855	776,934
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		1,055	972,301
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		2,810	2,924,249
3.950%	02/15/27		3,495	3,706,891
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		6,600	7,069,425
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,597,801

				19,950,547

Real Estate Investment Trusts (REITs) — 0.1%
Duke Realty LP,
Gtd. Notes
6.500%	01/15/18		4,392	4,719,059
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,601,459
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,645,770

				14,966,288

Retail — 0.3%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		7,460	7,548,498
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25		5,696	6,265,469
5.125%	07/20/45		1,090	1,352,228
5.300%	12/05/43		310	386,983

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	$4,916,873
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		2,200	2,367,200
8.500%	06/15/19		750	870,000
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	EUR	3,360	3,770,725
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46		1,125	1,148,930

				28,626,906

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		1,800	1,898,100
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		6,210	6,318,675
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,330	1,335,839

				9,552,614

Software — 0.3%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		4,000	3,000,000
Fidelity National Information Services, Inc.,
Gtd. Notes
3.625%	10/15/20		2,810	2,970,507
Sr. Unsec’d. Notes
2.850%	10/15/18		2,100	2,155,203
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		4,275	4,328,437
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		607	634,005
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45		6,275	7,076,004
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25		7,100	7,378,959
4.300%	07/08/34		1,295	1,377,264

				28,920,379

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		3,690	3,922,263
4.500%	05/15/35		555	567,761
4.750%	05/15/46		4,890	5,011,629
4.800%	06/15/44		2,530	2,597,326

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.375%	12/15/30		735	$1,132,401
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		806	845,293
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		1,170	1,199,250
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		675	689,513
5.500%	06/15/24		3,000	3,045,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,029,320
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,300	1,296,750
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	850	1,245,302
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,900	1,896,438
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
3.125%	04/07/25		1,145	1,196,319
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19		1,445	1,468,481
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48		1,740	1,811,862
4.672%	03/15/55		1,873	1,894,427
4.862%	08/21/46		4,560	4,984,477
5.012%	08/21/54		8,670	9,168,976

				47,002,788

Transportation
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45		2,020	2,251,120

Trucking & Leasing — 0.1
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $5,464,911; purchased 11/04/15)(f)(g)
3.300%	04/01/21		5,490	5,643,577

TOTAL CORPORATE BONDS (cost $977,421,814)				1,011,709,427

FOREIGN GOVERNMENT BONDS — 1.3%
Argentina Bonar Bonds (Argentina),
Sr. Unsec’d. Notes
7.000%	04/17/17		2,000	2,048,748
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21		1,895	2,021,017
7.500%	04/22/26		600	648,600
Belgium Government International Bond (Belgium),

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes, EMTN
1.500%	06/22/18		3,000	$3,033,972
Brazilian Government International Bond (Brazil),
Unsec’d. Notes
11.000%	06/26/17	EUR	2,100	2,570,525
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		300	322,050
5.625%	02/26/44		1,170	1,295,775
7.375%	09/18/37		1,000	1,298,750
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, RegS
1.000%	01/22/18		6,250	6,236,981
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		600	666,600
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21		6,300	6,999,300
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
3.250%	11/10/25		1,825	1,954,444
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		1,000	1,395,582
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19		1,000	1,024,500
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	390,000	3,545,369
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY	300,000	2,932,798
4.125%	02/19/18		1,480	1,527,182
6.375%	03/29/21		9,308	10,595,967
7.625%	03/29/41		2,000	2,900,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,680	1,909,271
Sr. Unsec’d. Notes, MTN, 144A
2.875%	07/08/21	EUR	1,005	1,158,979
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21		2,500	2,714,345
Sr. Unsec’d. Notes, RegS, MTN
5.125%	01/15/45		2,500	2,652,345
Israel Government AID Bond,
Gov’t. Gtd. Notes
1.963%(s)	05/01/22		3,700	3,345,055
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
3.450%	03/24/17	JPY	20,000	197,918
3.700%	11/14/16	JPY	100,000	980,487
5.250%	09/20/16		1,000	1,008,170
Japan Bank for International Cooperation Bond (Japan),
Gov’t. Gtd. Notes
1.750%	07/31/18		1,500	1,515,199
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	09/12/18		3,000	3,070,488
Sr. Unsec’d. Notes, EMTN
1.500%	09/12/17		21,300	21,371,525

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes, MTN, 144A
2.125%	04/13/21		1,600	$1,626,472
2.375%	02/13/25		3,000	3,066,990
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22		1,250	1,317,500
4.750%	03/08/44		2,400	2,586,000
6.050%	01/11/40		250	314,375
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,200	1,593,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR	800	941,072
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		1,000	1,552,023
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, 144A
5.125%	10/15/24		3,750	3,748,913
Sr. Unsec’d. Notes, RegS
5.125%	10/15/24		1,750	1,749,493
Republic of Italy (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		3,000	3,762,000
Republic of Latvia (Latvia),
Sr. Unsec’d. Notes, RegS
5.250%	02/22/17		1,500	1,539,750
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24		1,308	1,442,201
Sr. Unsec’d. Notes, RegS, MTN
6.125%	01/22/44		1,200	1,496,640
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24		800	901,000
5.500%	10/26/22		2,900	3,292,370
5.850%	05/10/23		3,200	3,716,640
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
1.625%	06/06/18		3,000	3,011,178
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		5,200	5,259,561
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		895	998,023
7.000%	06/05/20		2,000	2,268,340

TOTAL FOREIGN GOVERNMENT BONDS (cost $137,430,904)				139,125,483

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		1,330	2,031,216
Los Angeles Department of Water,
Revenue Bonds
6.008%	07/01/39		1,850	2,473,579

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
California (continued)
University of California,
Revenue Bonds
3.934%	05/15/45	340	$363,715
4.131%	05/15/45	360	389,588
4.767%	05/15/2115	850	924,027

			6,182,125

Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	955	1,391,970

District of Columbia
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	642,136
5.522%	10/01/44	1,340	1,750,831

			2,392,967

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.511%	12/01/45	1,815	2,384,710
6.105%	12/01/39	1,035	1,424,326

			3,809,036

TOTAL MUNICIPAL BONDS (cost $12,597,906)			13,776,098

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24	5,255	5,647,564
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,095	1,087,682
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	910	952,087
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	1,300	1,314,339
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,250,666
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,100	1,201,970
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18	5,800	6,439,160
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,025,616
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, MTN, 144A
3.000%	09/19/22	1,500	1,575,731
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16	3,300	3,349,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
NON-CORPORATE FOREIGN AGENCIES (continued)
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22	384	$389,319
2.830%	02/15/24	3,200	3,352,938
Gtd. Notes
5.500%	01/21/21	1,750	1,853,075
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	1,005	1,360,512
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	2,945	2,927,604
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20	3,050	3,125,384

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $37,056,301)			37,853,147

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Aire Valley Mortgages PLC (United Kingdom),
Series 2004-1X, Class 3A1, RegS
0.986%(c)	09/20/66	GBP 2,551	3,324,895
Series 2007-1A, Class 2A1, 144A
0.887%(c)	09/20/66	3,039	2,906,396
Alternative Loan Trust,
Series 2005-9CB, Class 1A5
0.953%(c)	05/25/35	6,235	5,013,228
Series 2005-10CB, Class 1A1
0.953%(c)	05/25/35	9,213	7,058,516
Series 2005-69, Class A1
1.438%(c)	12/25/35	4,386	3,775,473
Banc of America Funding Trust,
Series 2015-R3, Class 1A1, 144A
0.643%(c)	03/27/36	4,101	3,819,399
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/26/36	2,791	2,789,123
Series 2015-R6, Class 1A1, 144A
0.608%(c)	08/25/36	4,680	4,315,352
Series 2015-R9, Class 1A1, 144A
1.130%(c)	12/25/46	15,814	14,456,006
Series 2015-R9, Class 2A1, 144A
0.658%(c)	02/25/37	13,306	11,984,727
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
1.953%(c)	02/25/25	690	690,702
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3(x)
3.753%(c)	10/25/27	5,050	5,042,486
Series 2015-DNA3, Class M2(x)
3.303%(c)	04/25/28	3,900	4,009,333
Series 2016-DNA3, Class M2(x)
2.670%(c)	12/25/28	3,900	3,925,976
Series 2016-HQA2, Class M2(x)
2.703%(c)	11/25/28	3,350	3,369,421
GSMSC Resecuritization Trust,
Series 2015-3R, Class 2A1, 144A
0.586%(c)	10/25/36	5,843	5,494,267

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-3R, Class 2A2, 144A
0.586%(c)	10/25/36	1,600	$1,134,751
Series 2015-4R, Class A1, 144A
0.586%(c)	03/26/37	1,788	1,691,860
Series 2015-4R, Class A2, 144A
0.579%(c)	03/26/37	400	307,244
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A
0.988%(c)	03/19/35	3,783	3,283,660
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^
2.457%(c)	12/01/21	4,098	4,026,327
Series 2015-1, Class A, 144A
2.457%(c)	01/01/20	2,493	2,450,882
Series 2015-2, Class A, 144A
2.457%(c)	01/01/20	6,052	5,974,140
Series 2015-3, Class A, 144A
2.457%(c)	03/01/20	3,927	3,846,406
Series 2015-4, Class A1, 144A^
2.457%(c)	04/01/20	1,533	1,501,972
Series 2015-5, Class A1, 144A^
2.457%(c)	04/01/20	2,211	2,169,121
Series 2015-6, Class A, 144A^
2.457%(c)	05/01/20	9,683	9,464,655
Series 2015-7, Class A, 144A
2.457%(c)	07/01/20	2,639	2,592,838
Series 2015-8, Class A1, 144A
2.457%(c)	08/01/20	4,600	4,514,434
Series 2015-9, Class A1, 144A
2.457%(c)	10/01/20	2,713	2,662,822
Series 2015-9, Class A2, 144A
3.957%(c)	10/01/20	7,000	6,757,450
Series 2015-10, Class A2, 144A^
3.957%(c)	11/01/20	4,000	3,820,000
Series 2016-1, Class A1, 144A
2.457%(c)	01/01/21	4,373	4,244,084
Series 2016-2, Class A, 144A
2.457%(c)	03/01/21	5,465	5,348,827
Mortgageit Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
0.953%(c)	09/25/37	4,880	4,468,964
WaMu Mortgage Pass-Through Trust Certificates,
Series 2004-AR8, Class A1
0.920%(c)	06/25/44	2,704	2,406,421
Washington Mutual Mortgage Pass-Through Trust Certificates,
Series 2005-4, Class CB1
0.903%(c)	06/25/35	3,125	2,308,797
Series 2006-AR1, Class A1A
0.703%(c)	02/25/36	2,772	1,941,825

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $160,534,246)			158,892,780

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Fannie Mae Principal Strip, Notes, MTN
2.777%(s)	05/15/30	1,665	1,165,786

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		1,328	$1,378,852
2.500%	TBA		10,000	10,322,341
2.500%	TBA		6,500	6,721,709
2.543%(s)	12/14/29		2,100	1,499,444
3.000%	06/01/29		1,916	2,023,822
3.000%	TBA		34,000	35,182,489
3.500%	01/01/27-12/01/45		5,517	5,835,908
3.500%	TBA		18,500	19,479,923
4.000%	09/01/40-12/01/40		7,327	7,875,956
4.000%	TBA		14,500	15,505,937
4.000%	TBA	(t)	22,000	23,546,875
4.500%	02/01/41-12/01/44		555	607,284
4.500%	TBA		1,750	1,908,320
Federal National Mortgage Assoc.
2.500%	04/01/28-01/01/29		2,625	2,726,182
2.500%	TBA		10,500	10,863,187
3.000%	02/01/31-04/01/45		12,148	12,682,815
3.000%	TBA		5,500	5,697,440
3.500%	01/01/42-12/01/45		16,328	17,289,820
4.000%	09/01/40-12/01/43		3,354	3,608,319
4.500%	08/01/44		765	835,770
4.500%	TBA		4,000	4,366,229
5.000%	02/01/25-03/01/44		1,873	2,078,802
5.000%	TBA		1,000	1,111,062
6.250%	05/15/29		2,400	3,495,240
Government National Mortgage Assoc.
3.000%	TBA		1,000	1,043,535
3.000%	TBA	(t)	6,000	6,273,399
3.500%	05/20/43		3,736	3,981,685
3.500%	TBA		13,000	13,779,492
3.500%	TBA	(t)	26,500	28,126,230
4.500%	10/20/43		4,832	5,190,721
Residual Funding Corp., Principal Strip, Bonds
1.639%(s)	10/15/20		8,800	8,374,722
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.350%	06/07/21		1,100	1,748,916
7.125%	05/01/30		4,130	6,324,290
Tennessee Valley Authority Principal Strip, Bonds
2.764%(s)	11/01/25		3,790	3,065,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $271,601,921)				275,718,317

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
2.500%	02/15/46		9,045	9,418,459
3.000%	11/15/44		3,550	4,081,669
U.S. Treasury Notes
1.000%	03/15/18		1,960	1,973,475
1.125%	06/30/21		245	246,215
1.375%	04/30/21		25,900	26,347,189
1.625%	04/30/23	(hh)	46,245	47,283,709
1.750%	02/28/22	(h)(k)	22,505	23,259,278
2.000%	11/30/22	(hh)	25,980	27,190,720
2.125%	09/30/21-12/31/22		20,015	21,095,676

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Strip Coupon
0.840%(s)	11/15/18	5,000	$4,925,170
0.999%(s)	08/15/19	3,000	2,926,356
1.258%(s)	11/15/20	5,000	4,791,260
1.604%(s)	08/15/22	4,000	3,704,880
1.939%(s)	05/15/25	2,900	2,520,848

TOTAL U.S. TREASURY OBLIGATIONS (cost $175,299,176)			179,764,904

TOTAL LONG-TERM INVESTMENTS (cost $9,397,899,155)			9,646,022,639

		Shares
SHORT-TERM INVESTMENTS —12.1%
AFFILIATED MUTUAL FUND — 11.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,239,434,061; includes $167,894,042 of cash collateral for securities on loan)(b)(w) (Note 4)		1,239,434,061	1,239,434,061

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.002%	09/15/16	325	324,860
0.003%	09/15/16	1,750	1,749,248
0.265%	09/15/16	1,050	1,049,548
0.268%	09/15/16	35,500	35,484,735

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,603,442)			38,608,391

		Notional Amount (000)#
OPTION PURCHASED*
Call Options
S&P 500 Index, expiring 04/20/21, Strike Price $2,050.00 (cost $4,303,395)		13	4,401,345

Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $1,282,340,898)	$1,282,443,797

TOTAL INVESTMENTS — 102.7% (cost $10,680,240,053)	10,928,466,436
Liabilities in excess of other assets(z) — (2.7)%	(282,691,991)

NET ASSETS — 100.0%	$10,645,774,445

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $27,382,885 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $165,408,883; cash collateral of $167,894,042 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $30,854,158. The aggregate value of $29,625,270 is approximately 0.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $54,500,000 is approximately 0.5% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
6,388	5 Year U.S. Treasury Notes	Sep. 2016	$767,763,580	$780,384,035	$12,620,455
121	10 Year Euro-Bund	Sep. 2016	22,171,502	22,440,928	269,426
1,724	10 Year U.S. Treasury Notes	Sep. 2016	226,363,016	229,265,062	2,902,046
1,003	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	174,933,183	186,934,125	12,000,942
75	ASX SPI 200 Index	Sep. 2016	7,219,821	7,238,000	18,179
173	CAC40 10 Euro	Jul. 2016	8,063,478	8,128,754	65,276
25	DAX Index	Sep. 2016	6,720,073	6,706,040	(14,033)
96	FTSE 100 Index	Sep. 2016	7,687,847	8,207,996	520,149
2,940	Mini MSCI EAFE Index	Sep. 2016	237,803,424	237,434,400	(369,024)
8	Russell 2000 Mini Index	Sep. 2016	927,360	917,920	(9,440)
4,107	S&P 500 E-Mini Index	Sep. 2016	428,622,833	429,222,570	599,737
19	S&P Mid Cap 400 E-Mini Index	Sep. 2016	2,838,315	2,836,700	(1,615)
70	TOPIX Index	Sep. 2016	9,096,372	8,442,841	(653,531)

					27,948,567

Short Positions:
91	2 Year U.S. Treasury Notes	Sep. 2016	19,884,641	19,958,859	(74,218)
11	10 Year U.K. Gilt	Sep. 2016	1,799,579	1,881,585	(82,006)
67	20 Year U.S. Treasury Bonds	Sep. 2016	11,501,125	11,547,031	(45,906)
36	30 Year Euro BUXL	Sep. 2016	7,542,753	7,836,822	(294,069)

					(496,199)

					$27,452,368

U.S. Treasury Obligations with market values of $12,629,566 and $38,608,391 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	6,513	$9,435,709	$ 8,671,854	$763,855
Euro,
Expiring 07/27/16	BNP Paribas	EUR	3,355	3,770,792	3,727,149	43,643
Expiring 07/27/16	JPMorgan Chase	EUR	9,628	10,881,735	10,695,888	185,847
Expiring 07/27/16	JPMorgan Chase	EUR	1,158	1,296,637	1,286,453	10,184
Expiring 07/27/16	JPMorgan Chase	EUR	725	835,850	805,668	30,182
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	128,843	471,951	452,823	19,128
Japanese Yen,
Expiring 07/27/16	Citigroup Global Markets	JPY	64,569	582,620	625,803	(43,183)
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	1,586	418,430	401,836	16,594

				$27,693,724	$26,667,474	$1,026,250

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	47,400	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	$50,841	$—	$50,841	Credit Suisse First Boston Corp.
MXN	45,500	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	18,174	—	18,174	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(1)	$41,463	$(205)	$41,668	Hong Kong & Shanghai Bank

					$110,478	$(205)	$110,683

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	10,660	06/28/20	(0.458)%	1 Day EONIA(2)	$—	$3,684	$3,684
EUR	3,900	06/20/24	(0.050)%	1 Day EONIA(2)	—	(16,146)	(16,146)
EUR	5,770	02/23/26	0.324%	1 Day EONIA(2)	(10,345)	(172,271)	(161,926)
EUR	10,330	05/09/31	1.590%	6 Month EURIBOR(1)	—	256,698	256,698
EUR	2,570	06/29/31	0.678%	6 Month EURIBOR(1)	—	(30,605)	(30,605)
EUR	6,500	05/09/46	1.357%	6 Month EURIBOR(2)	—	(308,067)	(308,067)
EUR	1,390	06/29/46	0.792%	6 Month EURIBOR(2)	—	35,266	35,266
GBP	1,275	09/07/25	1.477%	6 Month GBPLIBOR(1)	—	81,563	81,563
MXN	85,700	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	2,947	(21,609)	(24,556)
MXN	50,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	—	23,637	23,637
MXN	76,500	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	—	(165,291)	(165,291)
MXN	10,200	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	(146)	5,875	6,021
	1,790	02/28/19	1.625%	3 Month LIBOR(2)	—	(48,167)	(48,167)
	8,450	03/11/20	1.824%	3 Month LIBOR(2)	—	(307,704)	(307,704)
	142,970	05/31/20	1.683%	3 Month LIBOR(2)	—	(4,523,472)	(4,523,472)
	12,000	07/31/21	2.290%	3 Month LIBOR(2)	—	(870,148)	(870,148)
	11,860	12/31/21	1.850%	3 Month LIBOR(2)	—	(528,806)	(528,806)
	84,750	05/31/22	1.741%	3 Month LIBOR(2)	588,325	(3,409,423)	(3,997,748)
	83,350	05/31/22	2.237%	3 Month LIBOR(2)	(63,587)	(5,785,632)	(5,722,045)
	68,350	08/31/22	2.013%	3 Month LIBOR(2)	(258,806)	(4,274,272)	(4,015,466)
	31,650	08/31/22	1.788%	3 Month LIBOR(2)	—	(1,523,598)	(1,523,598)
	120,240	11/30/22	1.982%	3 Month LIBOR(2)	—	(6,719,158)	(6,719,158)
	18,150	12/31/22	1.416%	3 Month LIBOR(2)	—	(347,822)	(347,822)
	17,200	12/31/22	1.409%	3 Month LIBOR(2)	—	(321,835)	(321,835)
	11,400	12/31/22	1.405%	3 Month LIBOR(2)	—	(210,442)	(210,442)
	8,600	12/31/22	1.406%	3 Month LIBOR(2)	—	(159,559)	(159,559)
	7,750	12/31/22	1.495%	3 Month LIBOR(2)	—	(187,596)	(187,596)
	4,700	12/31/22	1.412%	3 Month LIBOR(2)	—	(88,752)	(88,752)
	33,280	05/31/23	1.399%	3 Month LIBOR(2)	(4,290)	(488,701)	(484,411)
	31,730	05/31/23	1.578%	3 Month LIBOR(2)	(29,306)	(836,685)	(807,379)
	16,640	05/31/23	1.395%	3 Month LIBOR(2)	—	(240,236)	(240,236)
	16,640	05/31/23	1.394%	3 Month LIBOR(2)	—	(239,056)	(239,056)
	16,060	05/31/23	1.513%	3 Month LIBOR(2)	—	(355,128)	(355,128)
	6,180	05/31/23	1.584%	3 Month LIBOR(2)	—	(165,158)	(165,158)
	360	04/28/26	1.809%	3 Month LIBOR(2)	—	(15,784)	(15,784)
ZAR	57,300	08/26/20	7.855%	3 Month JIBAR(1)	(4,113)	7,250	11,363
ZAR	23,800	11/14/23	8.190%	3 Month JIBAR(1)	—	6,322	6,322
ZAR	2,700	01/12/25	7.430%	3 Month JIBAR(1)	—	(9,227)	(9,227)
ZAR	16,300	01/13/25	7.440%	3 Month JIBAR(1)	—	(55,001)	(55,001)
ZAR	6,500	01/13/25	7.430%	3 Month JIBAR(1)	—	(22,214)	(22,214)
ZAR	27,800	01/11/26	9.330%	3 Month JIBAR(1)	(246)	135,752	135,998

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
ZAR	27,300	01/11/26	9.330%	3 Month JIBAR(1)	$(241)	$133,310	$133,551

					$220,192	$(31,758,208)	$(31,978,400)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Husky Energy Inc.	06/20/20	1.000%	2,380	2.004%	$(89,443)	$(98,009)	$8,566	Morgan Stanley
Kingdom of Spain	12/20/20	1.000%	8,175	1.023%	(5,504)	(16,581)	11,077	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	5,700	4.242%	(349,064)	(436,888)	87,824	Morgan Stanley
Republic of Italy	09/20/20	1.000%	10,650	1.413%	(174,284)	49,412	(223,696)	JPMorgan Chase

					$(618,295)	$(502,066)	$(116,229)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
American International Group Inc.	12/20/20	1.000%	13,320	$190,429	$145,115	$(45,314)
Anadarko Petroleum Corp.	06/20/21	1.000%	1,710	(129,197)	(110,406)	18,791
AT&T Inc.	06/20/21	1.000%	9,080	64,179	60,959	(3,220)
Barrick Gold Corp.	06/20/21	1.000%	3,450	(90,261)	(44,089)	46,172
Citigroup Inc.	06/20/18	5.000%	13,810	873,126	891,184	18,058
Devon Energy Corp.	06/20/20	1.000%	550	(45,467)	(21,940)	23,527
Eastman Chemical Co.	06/20/21	1.000%	5,050	47,756	30,277	(17,479)
Ford Motor Company	06/20/21	5.000%	19,050	3,298,273	3,200,110	(98,163)
General Motors Co.	06/20/19	5.000%	9,220	1,031,495	1,034,722	3,227
General Motors Co.	06/20/21	5.000%	3,290	492,571	490,699	(1,872)
Time Warner Inc.	06/20/21	1.000%	2,690	42,441	47,991	5,550
Viacom Inc.	06/20/20	1.000%	5,230	(581)	(6,195)	(5,614)

				$5,774,764	$5,718,427	$(56,337)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1):
Ameriquest Home Equity^	07/29/16	1.500%	1,391	$58	$—	$58	Goldman Sachs & Co.
Ameriquest Home Equity^	07/29/16	1.500%	789	33	—	33	Goldman Sachs & Co.
Ameriquest Home Equity^	07/29/16	1.500%	642	27	—	27	Goldman Sachs & Co.
Ameriquest Home Equity^	07/29/16	1.500%	572	24	—	24	Goldman Sachs & Co.
Ameriquest Home Equity^	07/29/16	1.500%	450	19	—	19	Goldman Sachs & Co.
Ameriquest Home Equity^	07/29/16	1.500%	379	16	—	16	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1) (continued):
Ameriquest Home Equity^	07/29/16	1.500%	343	$14	$—	$14	Goldman Sachs & Co.
Bank of America Mortgage^	07/29/16	1.500%	2,035	85	—	85	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	07/29/16	1.500%	1,279	53	—	53	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	07/29/16	1.500%	391	16	—	16	Goldman Sachs & Co.
Chase Mortgage^	07/29/16	1.500%	1,615	67	—	67	Goldman Sachs & Co.
Chase Mortgage^	07/29/16	1.500%	1,141	48	—	48	Goldman Sachs & Co.
Chase Mortgage^	07/29/16	1.500%	447	19	—	19	Goldman Sachs & Co.
Citibank Mortgage^	07/29/16	1.500%	496	21	—	21	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	1,825	2,432	—	2,432	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	1,182	1,575	—	1,575	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	1,101	1,467	—	1,467	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	855	1,140	—	1,140	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	295	392	—	392	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	236	315	—	315	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	143	191	—	191	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	131	175	—	175	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/22/16	1.500%	108	143	—	143	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust^	07/29/16	1.500%	423	18	—	18	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust^	07/29/16	1.500%	407	17	—	17	Goldman Sachs & Co.
Countrywide Home Equity^	07/29/16	1.500%	1,072	45	—	45	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	07/01/16	1.500%	3,798	4,893	—	4,893	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	07/01/16	1.500%	1,128	1,451	—	1,451	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	07/01/16	1.500%	320	413	—	413	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	3,390	4,517	—	4,517	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	1,089	1,451	—	1,451	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	949	1,265	—	1,265	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	645	860	—	860	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	540	719	—	719	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1) (continued):
GS Mortgage Securities Trust^	07/22/16	1.500%	400	$533	$—	$533	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	330	440	—	440	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	271	362	—	362	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/22/16	1.500%	225	299	—	299	Goldman Sachs & Co.
GSAMP Home Equity^	07/29/16	1.500%	558	23	—	23	Goldman Sachs & Co.
JPMBB Commercial Mortgage Trust^	07/22/16	1.500%	563	750	—	750	Goldman Sachs & Co.
Lehman Home Equity^	07/29/16	1.500%	1,219	51	—	51	Goldman Sachs & Co.
LNR CDO Ltd.^	07/11/16	1.500%	5,845	7,874	—	7,874	Goldman Sachs & Co.
Long Beach Home Equity^	07/29/16	1.500%	838	35	—	35	Goldman Sachs & Co.
Morgan Stanley Home Equity^	07/22/16	1.500%	1,147	1,529	—	1,529	Goldman Sachs & Co.
Morgan Stanley Home Equity^	07/22/16	1.500%	248	330	—	330	Goldman Sachs & Co.
Morgan Stanley Home Equity^	07/22/16	1.500%	213	284	—	284	Goldman Sachs & Co.
Morgan Stanley Home Equity^	07/29/16	1.500%	772	32	—	32	Goldman Sachs & Co.
New Century Home Equity^	07/29/16	1.500%	931	39	—	39	Goldman Sachs & Co.
Option One Home Equity^	07/29/16	1.500%	2,335	97	—	97	Goldman Sachs & Co.
Option One Home Equity^	07/29/16	1.500%	1,036	43	—	43	Goldman Sachs & Co.
Wells Fargo Home Equity^	07/29/16	1.500%	291	12	—	12	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	07/22/16	1.500%	2,175	2,899	—	2,899	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	07/22/16	1.500%	155	206	—	206	Goldman Sachs & Co.
WMC Home Equity^	07/29/16	1.500%	1,425	59	—	59	Goldman Sachs & Co.

				$39,876	$—	$39,876

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
CDX.NA.HY.26.V1	06/20/21	38,500	5.000%	$(827,750)	$(1,223,344)	$(395,594)
CDX.NA.IG.24.V1	06/20/20	143,000	1.000%	(2,059,697)	(1,319,215)	740,482

				$(2,887,447)	$(2,542,559)	$344,888

U.S. Treasury Obligations with a market of value of $47,115,347 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts as of June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
JPY	195,000	3 Month LIBOR		1,655	3 Month LIBOR minus 69.88 bps	JPMorgan Chase	11/26/16	$233,373	$—	$233,373
JPY	780,000	3 Month LIBOR minus 67.33 bps		6,607	3 Month LIBOR	JPMorgan Chase	11/28/16	948,735	—	948,735
	8,847	3 Month LIBOR	EUR	7,700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	302,080	—	302,080
	3,431	3 Month LIBOR	JPY	350,000	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	34,754	—	34,754
	2,483	3 Month LIBOR minus 54.24 bps	JPY	300,000	0.155%	JPMorgan Chase	10/26/17	(440,073)	—	(440,073)
	10,044	3 Month LIBOR	EUR	9,000	3 Month EURIBOR minus 38.15 bps	JPMorgan Chase	04/27/19	54,858	—	54,858
	3,514	3 Month LIBOR	JPY	395,000	3 Month LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	12,464	—	12,464
	25,647	3 Month LIBOR	JPY	2,880,000	3 Month LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	85,064	—	85,064
	1,637	3 Month LIBOR minus 69.88 bps	JPY	195,000	3 Month LIBOR	JPMorgan Chase	11/26/24	(292,028)	(409)	(291,619)
	6,546	3 Month LIBOR	JPY	780,000	3 Month LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(1,186,591)	(2,319)	(1,184,272)

								$(247,364)	$(2,728)	$(244,636)

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation(1)
OTC swap agreements:
Citigroup Global Markets	08/09/16	90,000	Pay fixed payments of 0.130% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$—	$—	$—
Credit Suisse First Boston Corp.	01/12/41	3,210	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on IFN Index	(37,047)	(7,015)	(30,032)
Deutsche Bank AG	09/08/16	3,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	119,482	—	119,482
Deutsche Bank AG	09/08/16	3,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	112,192	—	112,192
Deutsche Bank AG	09/08/16	1,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	50,971	—	50,971
Deutsche Bank AG	09/08/16	1,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Strip	38,934	—	38,934

				$284,532	$(7,015)	$291,547

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,528,792,843	$1,278,071,363	$—
Exchange Traded Funds	13,972,246	—	—
Preferred Stocks	2,995,687	10,027,303	—
Asset-Backed Securities
Collateralized Loan Obligations	—	281,248,134	—
Non-Residential Mortgage-Backed Securities	—	102,089,630	—
Residential Mortgage-Backed Securities	—	153,965,969	—
Bank Loans	—	42,327,232	6,360,934
Commercial Mortgage-Backed Securities	—	409,331,142	—
Corporate Bonds	—	1,011,709,427	—
Foreign Government Bonds	—	139,125,483	—
Municipal Bonds	—	13,776,098	—
Non-Corporate Foreign Agencies	—	37,853,147	—
Residential Mortgage-Backed Securities	—	137,910,705	20,982,075
U.S. Government Agency Obligations	—	275,718,317	—
Affiliated Mutual Fund	1,239,434,061	—	—
U.S. Treasury Obligations	—	218,373,295	—
Options Purchased	—	4,401,345	—
Other Financial Instruments*
Futures Contracts	27,452,368	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
OTC Forward Foreign Currency Exchange Contracts	$—	$1,026,250	$—
OTC Interest Rate Swap Agreements	—	110,478	—
Centrally Cleared Interest Rate Swap Agreements	—	(31,978,400)	—
OTC Credit Default Swap Agreements	—	(618,295)	39,876
Centrally Cleared Credit Default Swap Agreements	—	288,551	—
OTC Total Return Swap Agreements	—	284,532	—
OTC Currency Swap Agreements	—	(247,364)	—

Total	$6,812,647,205	$4,084,794,342	$27,382,885

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	11.7%
Banks	6.5
Commercial Mortgage-Backed Securities	3.8
Real Estate Investment Trusts (REITs)	3.7
Pharmaceuticals	3.4
Oil, Gas & Consumable Fuels	3.1
Software	3.0
Residential Mortgage-Backed Securities	3.0
Collateralized Loan Obligations	2.6
U.S. Government Agency Obligations	2.6
Insurance	2.5
U.S. Treasury Obligations	2.1
Media	1.9
Health Care Equipment & Supplies	1.9
Internet Software & Services	1.7
IT Services	1.7
Biotechnology	1.7
Chemicals	1.6
Food Products	1.6
Health Care Providers & Services	1.6
Electric Utilities	1.6
Aerospace & Defense	1.5
Diversified Telecommunication Services	1.5
Hotels, Restaurants & Leisure	1.4
Food & Staples Retailing	1.4
Semiconductors & Semiconductor Equipment	1.4
Foreign Government Bonds	1.3
Technology Hardware, Storage & Peripherals	1.3
Specialty Retail	1.2
Capital Markets	1.2
Machinery	1.2
Electronic Equipment, Instruments & Components	1.0
Industrial Conglomerates	1.0
Metals & Mining	1.0
Diversified Financial Services	1.0
Tobacco	1.0
Household Products	1.0
Non-Residential Mortgage-Backed Securities	1.0
Electrical Equipment	0.9
Household Durables	0.9
Beverages	0.8
Automobiles	0.8
Electric	0.7
Communications Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Airlines	0.6
Real Estate Management & Development	0.6

Commercial Services & Supplies	0.5%
Healthcare – Services	0.5
Oil & Gas	0.5
Multi-Utilities	0.5
Internet & Catalog Retail	0.5
Auto Components	0.5
Gas Utilities	0.5
Trading Companies & Distributors	0.4
Telecommunications	0.4
Construction & Engineering	0.4
Auto Manufacturers	0.4
Wireless Telecommunication Services	0.4
Multiline Retail	0.4
Building Products	0.4
Energy Equipment & Services	0.4
Non-Corporate Foreign Agencies	0.4
Retail	0.4
Containers & Packaging	0.3
Consumer Finance	0.3
Life Sciences Tools & Services	0.3
Professional Services	0.3
Air Freight & Logistics	0.3
Paper & Forest Products	0.2
Construction Materials	0.2
Thrifts & Mortgage Finance	0.2
Leisure Products	0.2
Pipelines	0.2
Road & Rail	0.2
Personal Products	0.2
Commercial Services	0.2
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Computers	0.1
Foods	0.1
Exchange Traded Funds	0.1
Municipal Bonds	0.1
Technology	0.1
Packaging & Containers	0.1
Transportation Infrastructure	0.1
Semiconductors	0.1
Distributors	0.1
Hand/Machine Tools	0.1
Oil & Gas Services	0.1
Lodging	0.1
Healthcare – Products	0.1
Mining	0.1
Agriculture	0.1
Electronics	0.1
Trucking & Leasing	0.1

102.7
Liabilities in excess of other assets	(2.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk,. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$855,807	*	Due from/to broker — variation margin swaps	$567,256	*
Credit contracts	Unrealized appreciation on OTC swap agreements	147,343		Unrealized depreciation on OTC swap agreements	223,696
Credit contracts	Premiums paid for OTC swap agreements	49,412		Premiums received for OTC swap agreements	551,478
Equity contracts	Due from/to broker — variation margin futures	1,203,341	*	Due from/to broker — variation margin futures	1,047,643	*
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	30,032
Equity contracts	—	—		Premiums received for OTC swap agreements	7,015
Equity contracts	Unaffiliated investments	4,401,345		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,069,433		Unrealized depreciation on OTC forward foreign currency exchange contracts	43,183
Interest rate contracts	Due from/to broker — variation margin futures	27,792,869	*	Due from/to broker — variation margin futures	496,199	*
Interest rate contracts	Due from/to broker — variation margin swaps	694,103	*	Due from/to broker — variation margin swaps	32,672,503	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,103,590		Unrealized depreciation on OTC swap agreements	1,915,964
Interest rate contracts	—	—		Premiums received for OTC swap agreements	2,933

Total		$38,317,243			$37,557,902

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$(1,416,748)	$711,325	$—	$—	$(1,736,505)	$(2,441,928)
Equity contracts	121,475	—	—	55,592,825	—	—	55,714,300
Foreign exchange contracts	—	—	—	—	(1,465,459)	67,995	(1,397,464)
Interest rate contracts	—	269,910	(349,035)	48,844,116	—	(10,332,189)	38,432,802

Total	$121,475	$(1,146,838)	$362,290	$104,436,941	$(1,465,459)	$(12,000,699)	$90,307,710

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$972,178	$(558,984)	$—	$—	$25,580	$438,774
Equity contracts	(293)	97,950	—	(7,107,922)	—	(30,032)	(7,040,297)
Foreign exchange contracts	—	—	—	—	2,000,996	—	2,000,996
Interest rate contracts	—	523,762	(379,673)	28,832,376	—	(29,925,972)	(949,507)

Total	$(293)	$1,593,890	$(938,657)	$21,724,454	$2,000,996	$(29,930,424)	$(5,550,034)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(4)	Forward Foreign Currency Exchange Contracts- Sold(4)
$2,657,953	$3,499	$2,046,659,719	$92,044,106	$38,254,204	$56,186,515

Interest Rate Swap Agreements(2)	Currency Swap Agreements(2)	Credit Default Swap Agreements- Buy Protection(2)	Credit Default Swap Agreements- Sell Protection(2)	Total Return Swap Agreements(2)
$947,929	$57,344	$181,500	$102,527	$39,820

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
BNP Paribas	$43,643	$—	$—	$43,643
Citigroup Global Markets	799,577	(43,183)	(540,000)	216,394
Credit Suisse First Boston Corp.	50,841	(37,047)	—	13,794
Deutsche Bank AG	374,507	—	(374,507)	—
Goldman Sachs & Co.	39,876	—	—	39,876
Hong Kong & Shanghai Bank	41,668	(205)	—	41,463
JPMorgan Chase	1,923,276	(1,923,276)	—	—
Morgan Stanley	96,390	(96,390)	—	—

	$3,369,778

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
BNP Paribas	$—	$—	$—	$—
Citigroup Global Markets	(43,183)	43,183	—	—
Credit Suisse First Boston Corp.	(37,047)	37,047	—	—
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(205)	205	—	—
JPMorgan Chase	(2,158,969)	1,923,276	145,511	(90,182)
Morgan Stanley	(534,897)	96,390	438,507	—

	$(2,774,301)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $165,408,883:
Unaffiliated investments (cost $9,440,805,992)	$9,689,032,375
Affiliated investments (cost $1,239,434,061)	1,239,434,061
Cash	11,867,213
Foreign currency, at value (cost $10,773,164)	10,687,828
Receivable for investments sold	363,245,034
Dividends and interest receivable	27,252,815
Receivable for fund share sold	11,873,882
Tax reclaim receivable	11,021,201
Due from broker-variation margin futures	8,057,964
Unrealized appreciation on OTC swap agreements	2,250,933
Unrealized appreciation on OTC forward foreign currency contracts	1,069,433
Cash segregated for counterparty—OTC	1,050,000
Receivable from affiliate	57,340
Premiums paid for OTC swap agreements	49,412
Prepaid expenses	16,151

Total Assets	11,376,965,642

LIABILITIES:
Payable for investments purchased	556,308,083
Payable to broker for collateral for securities on loan	167,894,042
Unrealized depreciation on OTC swap agreements	2,169,692
Advisory fees payable	1,833,442
Interest payable on securities sold short	1,084,125
Premiums received for OTC swap agreements	561,426
Due to broker-variation margin futures	484,623
Accrued expenses and other liabilities	431,325
Distribution fee payable	289,626
Due to broker-variation margin swaps	90,079
Unrealized depreciation on OTC forward foreign currency contracts	43,183
Payable for fund share repurchased	1,209
Affiliated transfer agent fee payable	342

Total Liabilities	731,191,197

NET ASSETS	$10,645,774,445

Net assets were comprised of:
Paid-in capital	$8,781,166,159
Retained earnings	1,864,608,286

Net assets, June 30, 2016	$10,645,774,445

Net asset value and redemption price per share, $10,645,774,445 / 793,122,728 outstanding shares of beneficial interest	$13.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,464,490, of which $308,854 is reimbursable by an affiliate)	$76,876,566
Interest income	42,995,713
Affiliated dividend income	3,262,784
Affiliated income from securities lending, net	1,211,273

124,346,336

EXPENSES
Advisory fees	31,907,384
Distribution fee	12,565,012
Custodian and accounting fees	907,000
Insurance expenses	95,000
Trustees’ fees	58,000
Audit fee	23,000
Legal fees and expenses	18,000
Commitment fee on syndicated credit agreement	9,000
Shareholders’ reports	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	7,000
Loan interest expense	3,122
Miscellaneous	59,380

Total expenses	45,659,898
Less: advisory fee waivers and/or expense reimbursement	(422,730)

Net expenses	45,237,168

NET INVESTMENT INCOME (LOSS)	79,109,168

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(103,088,646)
Futures transactions	104,436,941
Options written transactions	362,290
Swap agreements transactions	(12,000,699)
Foreign currency transactions	(2,234,810)

(12,524,924)

Net change in unrealized appreciation (depreciation) on:
Investments	195,534,623
Futures	21,724,454
Options written	(938,657)
Swap agreements	(29,930,424)
Foreign currencies	2,061,836

188,451,832

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	175,926,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,036,076

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$79,109,168	$98,185,913
Net realized gain (loss) on investment and foreign currency transactions	(12,524,924)	422,790,434
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	188,451,832	(631,201,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	255,036,076	(110,225,190)

FUND SHARE TRANSACTIONS:
Fund share sold [159,988,023 and 47,745,634 shares, respectively]	2,054,824,084	631,321,105
Net asset value of shares issued in merger [0 and 366,206,101 shares, respectively] (Note 10)	—	4,808,292,797
Fund share repurchased [198,867,600 and 129,934,872 shares, respectively]	(2,464,261,096)	(1,690,209,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(409,437,012)	3,749,404,123

CAPITAL CONTRIBUTIONS (NOTE 4)	3,750,026	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,650,910)	3,639,178,933
NET ASSETS:
Beginning of period	10,796,425,355	7,157,246,422

End of period	$10,645,774,445	$10,796,425,355

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.7%
COMMON STOCKS — 56.3%	Shares	Value (Note 2)
Argentina
Banco Macro SA, ADR	4,652	$345,271

Australia — 0.5%
Australia & New Zealand Banking Group Ltd.	386,945	7,050,167
Bank of Queensland Ltd.	264,702	2,111,861
Beach Energy Ltd.	2,557,206	1,190,015
CSR Ltd.	418,266	1,149,880
Downer EDI Ltd.	809,884	2,325,848
Primary Health Care Ltd.	529,511	1,577,130
Star Entertainment Group Ltd. (The)	681,002	2,774,901
Telstra Corp. Ltd.	2,335,800	9,763,037

		27,942,839

Austria — 0.1%
ams AG	116,884	3,244,988
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,082,921
Wienerberger AG	119,600	1,675,964

		6,003,873

Belgium — 0.2%
Anheuser-Busch InBev NV	45,286	5,988,485
Delhaize Group	33,665	3,556,196
Melexis NV	15,146	951,752
Ontex Group NV	47,230	1,489,116

		11,985,549

Brazil — 0.1%
Banco do Brasil SA	19,200	101,609
Banco Santander SA, UTS	68,100	385,836
BM&FBovespa SA	135,800	753,341
Cia Paranaense de Energia, ADR	11,456	102,875
Cosan Ltd. (Class A Stock)	16,156	105,176
JBS SA	396,600	1,234,629
Kroton Educacional SA	46,600	196,856
Marfrig Global Foods SA*	133,800	232,004
MRV Engenharia e Participacoes SA	243,800	811,326
Multiplus SA	20,400	224,366
Petroleo Brasileiro SA*	358,700	1,277,442
Sul America SA, UTS	137,900	670,118
Transmissora Alianca de Energia Eletrica SA, UTS	24,900	150,068

		6,245,646

Canada — 2.0%
Alimentation Couche-Tard, Inc. (Class B Stock)	268,569	11,533,115
BCE, Inc.	97,102	4,595,237
Canadian Natural Resources Ltd.	217,780	6,719,076
Canadian Tire Corp. Ltd. (Class A Stock)	64,825	7,062,285
CCL Industries, Inc. (Class B Stock)	23,412	4,074,426
CGI Group, Inc. (Class A Stock)*	246,309	10,521,919
Cogeco Communications, Inc.	48,174	2,528,114
Cott Corp.	111,306	1,553,832
Crescent Point Energy Corp.	34,565	545,781
DH Corp.	96,491	2,398,178
Empire Co. Ltd. (Class A Stock)	192,089	2,856,171
Enbridge Income Fund Holdings, Inc.	120,417	2,988,172
Fortis, Inc.(a)	38,495	1,301,193

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Genworth MI Canada, Inc.	51,628	$1,324,317
George Weston Ltd.	7,010	606,671
Linamar Corp.	41,850	1,490,721
Magna International, Inc.	198,442	6,965,707
Mercer International, Inc.	128,477	1,025,246
Metro, Inc.	209,153	7,286,642
National Bank of Canada	135,155	4,622,856
Nevsun Resources Ltd.	275,451	808,049
PrairieSky Royalty Ltd.	4,355	82,654
Royal Bank of Canada	243,415	14,383,143
Shaw Communications, Inc. (Class B Stock)	37,082	711,818
Suncor Energy, Inc.	88,102	2,444,039
Transcontinental, Inc. (Class A Stock)	107,220	1,453,169
Western Forest Products, Inc.	237,330	374,746
WSP Global, Inc.	17,803	544,583

		102,801,860

Chile
Banco Santander Chile, ADR	45,972	890,478

China — 0.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,954,000	717,948
Alibaba Group Holding Ltd., ADR*	3,012	239,544
ANTA Sports Products Ltd.	443,000	892,708
Bank of China Ltd. (Class H Stock)	2,250,000	904,293
Bank of Communications Co. Ltd. (Class H Stock)	2,059,000	1,309,756
Beijing Capital International Airport Co. Ltd. (Class H Stock)	286,000	311,486
Beijing Capital Land Ltd. (Class H Stock)	338,000	123,841
China Communications Construction Co. Ltd. (Class H Stock)	68,000	73,718
China Communications Services Corp. Ltd. (Class H Stock)	532,000	278,828
China Construction Bank Corp. (Class H Stock)	1,165,000	776,633
China Dongxiang Group Co. Ltd.	863,000	153,022
China Everbright Bank Co. Ltd. (Class H Stock)*	1,687,000	774,965
China Merchants Bank Co. Ltd. (Class H Stock)*	552,500	1,246,507
China Metal Resources Utilization Ltd., 144A*	292,000	116,634
China Mobile Ltd.	108,000	1,247,855
China Petroleum & Chemical Corp. (Class H Stock)	3,068,200	2,217,140
China Power International Development Ltd.	908,000	335,176
China Southern Airlines Co. Ltd. (Class H Stock)	1,212,000	685,692
China Taiping Insurance Holdings Co. Ltd.*	72,200	135,871
China Telecom Corp. Ltd. (Class H Stock)	1,672,000	751,926
China Travel International Investment Hong Kong Ltd.	190,000	55,277
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,979,000	1,007,930
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	223,200	282,952
Hua Hong Semiconductor Ltd., 144A	145,000	135,811

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Huadian Power International Corp. Ltd. (Class H Stock)	104,000	$49,846
Huaneng Power International, Inc. (Class H Stock)	402,000	249,690
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,642,000	2,588,699
KWG Property Holding Ltd.	410,000	239,329
Longfor Properties Co. Ltd.	244,000	318,347
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	374,500	1,659,288
Qingdao Port International Co. Ltd. (Class H Stock), 144A	175,000	79,727
Shenzhen Expressway Co. Ltd. (Class H Stock)	692,000	633,221
Sichuan Expressway Co. Ltd. (Class H Stock)	544,000	184,789
Silergy Corp.	31,000	366,686
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	1,096,000	504,286
Sinopharm Group Co. Ltd. (Class H Stock)	349,200	1,677,448
TCL Communication Technology Holdings Ltd.	99,000	91,622
Tencent Holdings Ltd.	244,100	5,599,574
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	513,400	706,290
Yangzijiang Shipbuilding Holdings Ltd.	717,400	481,166
Zhejiang Expressway Co. Ltd. (Class H Stock)	1,184,000	1,120,100

		31,325,621

Colombia
Corporacion Financiera Colombiana	20,081	263,312

Denmark — 0.9%
Ambu A/S (Class B Stock)	48,825	2,020,820
AP Moeller – Maersk A/S (Class B Stock)	3,595	4,695,627
Coloplast A/S (Class B Stock)	55,766	4,174,343
Danske Bank A/S	357,887	9,419,722
DSV A/S	149,151	6,271,522
GN Store Nord A/S	68,200	1,231,987
Novo Nordisk A/S (Class B Stock)	212,924	11,466,574
OW Bunker A/S*^(g)	53,469	—
SimCorp A/S	119,832	5,880,940
TDC A/S	519,617	2,546,368

		47,707,903

Faroe Islands
Bakkafrost P/F	29,148	1,099,732

Finland — 0.2%
Amer Sports OYJ	71,600	1,964,374
Huhtamaki OYJ	114,259	4,741,748
Nokian Renkaat OYJ	37,581	1,346,980

		8,053,102

France — 1.9%
AXA SA	82,407	1,629,409
BNP Paribas SA	85,002	3,727,824
Bureau Veritas SA	183,300	3,848,407
Capgemini SA	76,085	6,565,617
Cie Generale des Etablissements Michelin	70,008	6,597,625

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Credit Agricole SA	116,496	$979,378
Dassault Systemes	40,161	3,027,992
Eiffage SA	37,707	2,680,604
Ingenico Group	44,303	5,134,959
Interparfums SA	44,028	1,103,265
Ipsen SA	20,973	1,285,040
Korian SA	41,500	1,340,940
Legrand SA	59,095	3,025,165
L’Oreal SA	20,085	3,845,358
LVMH Moet Hennessy Louis Vuitton SE	19,086	2,876,936
Nexity*	32,429	1,640,446
Orange SA	663,873	10,794,958
Orpea	26,703	2,189,568
Sartorius Stedim Biotech	56,854	3,833,862
Societe BIC SA	32,092	4,521,602
Teleperformance	26,789	2,281,952
Thales SA	39,380	3,270,297
TOTAL SA	224,190	10,751,308
UBISOFT Entertainment*	83,754	3,051,250
Valeo SA	101,139	4,489,992
Virbac SA*	9,600	1,733,342

		96,227,096

Germany — 1.9%
Aurubis AG	44,714	2,033,277
Bayerische Motoren Werke AG	26,504	1,928,840
Bechtle AG	18,500	1,952,101
Bertrandt AG	3,244	317,885
Brenntag AG	38,873	1,883,092
CANCOM SE	40,907	2,031,159
Continental AG	37,318	7,061,592
Daimler AG	142,604	8,533,223
Deutsche Bank AG*	45,390	627,434
Deutsche Lufthansa AG	186,957	2,198,160
Fresenius SE & Co. KGaA	77,002	5,657,941
GRENKE AG	4,300	750,978
Hannover Rueck SE	37,986	3,980,094
Hugo Boss AG	65,549	3,726,612
Infineon Technologies AG	572,523	8,288,115
Jenoptik AG	89,200	1,470,589
LEG Immobilien AG*	33,836	3,165,994
Merck KGaA	102,550	10,423,536
MTU Aero Engines AG	9,500	887,569
Muenchener Rueckversicherungs- Gesellschaft AG	43,739	7,334,845
Rational AG	4,522	2,092,743
Salzgitter AG	22,800	602,837
SAP SE	143,440	10,773,131
Scout24 AG, 144A*	28,689	1,066,393
Stroeer SE & Co. KGaA(a)	33,455	1,538,910
Symrise AG	29,520	2,013,602
Talanx AG	42,271	1,258,963
TLG Immobilien AG	96,492	2,029,404
Volkswagen AG	10,185	1,350,157

		96,979,176

Hong Kong — 0.2%
Cathay Pacific Airways Ltd.	612,000	897,842
Cheung Kong Property Holdings Ltd.	38,780	244,339

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
China High Speed Transmission Equipment Group Co. Ltd.	165,000	$132,934
China Resources Cement Holdings Ltd.	1,716,000	553,216
CK Hutchison Holdings Ltd.	214,036	2,354,495
Dah Sing Banking Group Ltd.	38,000	70,647
Global Brands Group Holding Ltd.*	948,000	83,404
Ju Teng International Holdings Ltd.	308,000	123,408
Kerry Properties Ltd.	235,500	583,055
Mason Financial Holdings Ltd.*	1,100,000	42,819
Orient Overseas International Ltd.	184,000	628,135
PCCW Ltd.	2,471,000	1,660,390
Shimao Property Holdings Ltd.	756,500	961,818
Skyworth Digital Holdings Ltd.	2,124,000	1,752,602
Truly International Holdings Ltd.	884,000	425,823
Wasion Group Holdings Ltd.	296,000	158,285
Wheelock & Co. Ltd.	67,000	314,742

		10,987,954

Hungary
Magyar Telekom Telecommunications PLC	174,553	273,769
MOL Hungarian Oil & Gas PLC	7,472	432,562
OTP Bank PLC	13,009	291,107
Richter Gedeon Nyrt	26,785	532,756

		1,530,194

India
Axis Bank Ltd., GDR, RegS (original cost $477,182; purchased 12/18/14-10/29/15)(f)	12,515	494,610
Reliance Industries Ltd., GDR, 144A (original cost $121,521; purchased 12/17/14-10/29/15)(f)	4,296	122,707
Vedanta Ltd., ADR	26,189	206,107
WNS Holdings Ltd., ADR*	10,329	278,883

		1,102,307

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	623,700	247,165
Telekomunikasi Indonesia Persero Tbk PT	7,142,800	2,173,167

		2,420,332

Ireland — 0.4%
Dalata Hotel Group PLC*	327,404	1,326,184
Glanbia PLC	87,495	1,656,270
Greencore Group PLC	342,483	1,409,447
Kerry Group PLC (Class A Stock)	42,416	3,761,839
Kingspan Group PLC	166,862	3,610,930
Origin Enterprises PLC*	109,302	658,772
Prothena Corp. PLC*(a)	11,897	415,919
Smurfit Kappa Group PLC	231,115	5,088,796

		17,928,157

Israel
Mellanox Technologies Ltd.*	19,069	914,549
Mizrahi Tefahot Bank Ltd.	9,739	112,299
Tower Semiconductor Ltd.*	22,940	284,915

		1,311,763

Italy — 0.3%
A2A SpA	1,959,166	2,568,988

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy (continued)
Anima Holding SpA, 144A	197,000	$928,769
De’ Longhi SpA	153,977	3,669,212
FinecoBank Banca Fineco SpA	148,743	971,436
Luxottica Group SpA	36,100	1,759,437
Recordati SpA	102,839	3,093,356
Unipol Gruppo Finanziario SpA	456,396	1,074,691
Yoox Net-A-Porter Group SpA*	54,299	1,260,209

		15,326,098

Japan — 2.7%
Aisin Seiki Co. Ltd.	148,900	6,065,187
Bandai Namco Holdings, Inc.	190,800	4,923,883
Calsonic Kansei Corp.	257,000	1,953,131
Central Japan Railway Co.	21,300	3,788,494
COMSYS Holdings Corp.	167,300	2,712,349
Fujikura Ltd.	268,000	1,237,822
ITOCHU Corp.	617,800	7,557,679
Japan Airlines Co. Ltd.	153,400	4,935,279
Japan Display, Inc.*	688,800	1,120,552
JX Holdings, Inc.	1,403,200	5,477,140
Konica Minolta, Inc.	131,200	955,735
Marubeni Corp.	489,100	2,209,624
Matsumotokiyoshi Holdings Co. Ltd.	48,800	2,385,710
Mitsubishi Corp.	305,100	5,371,998
Mitsubishi Gas Chemical Co., Inc.	481,000	2,509,336
Mitsubishi Materials Corp.	774,000	1,853,233
Mitsubishi UFJ Financial Group, Inc.	559,000	2,505,915
Mitsui & Co. Ltd.	570,200	6,806,578
Mitsui Engineering & Shipbuilding Co. Ltd.	1,379,000	1,900,308
Mizuho Financial Group, Inc.	5,737,700	8,256,888
NHK Spring Co. Ltd.	254,100	2,062,245
Nippon Telegraph & Telephone Corp.	288,800	13,543,251
Nissan Motor Co. Ltd.	1,170,500	10,445,916
Ricoh Co. Ltd.	433,800	3,760,389
Seiko Epson Corp.	122,000	1,955,858
Seino Holdings Co. Ltd.	228,200	2,091,982
Sekisui House Ltd.	337,100	5,903,324
Sojitz Corp.	1,076,000	2,549,618
Sumitomo Mitsui Financial Group, Inc.	217,100	6,268,775
Sumitomo Osaka Cement Co. Ltd.	577,000	2,475,926
Tokai Rika Co. Ltd.	101,900	1,505,205
Toyoda Gosei Co. Ltd.	58,100	1,034,722
West Japan Railway Co.	108,100	6,850,655
Yokohama Rubber Co. Ltd. (The)	141,000	1,768,423

		136,743,130

Malaysia — 0.1%
Berjaya Auto Bhd	708,020	407,443
Hong Leong Financial Group Bhd	161,600	589,693
MISC Bhd	89,600	165,798
Sunway Bhd	213,600	158,948
Tenaga Nasional Bhd	514,700	1,802,189
Top Glove Corp. Bhd	207,000	236,190
YTL Power International Bhd	206,000	72,048

		3,432,309

Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	348,500	214,256

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
El Puerto de Liverpool SAB de CV (Class C1 Stock)	35,800	$378,785
Gentera SAB de CV	161,400	289,120
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,614	76,568
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,928	197,871
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	6,700	68,878
Grupo Aeroportuario del Sureste SAB de CV, ADR	8,293	1,323,148
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	43,910	699,676
Grupo Lala SAB de CV	164,300	362,254
Industrias Bachoco SAB de CV, ADR	21,514	1,062,792
Telesites SAB de CV*	17,425	10,770
Vitro SAB de CV (Class A Stock)	136,300	435,756

		5,119,874

Monaco
Scorpio Tankers, Inc.	91,353	383,683

Netherlands — 0.9%
Aalberts Industries NV	44,522	1,334,698
Aegon NV	757,729	3,002,382
AerCap Holdings NV*	156,792	5,266,643
Akzo Nobel NV	43,515	2,703,198
Amsterdam Commodities NV	33,537	818,420
ASML Holding NV	48,971	4,820,639
BE Semiconductor Industries NV	78,268	2,117,705
Boskalis Westminster	59,146	2,018,226
Brunel International NV	71,713	1,309,266
Euronext NV, 144A	32,300	1,184,932
Flow Traders, 144A	38,394	1,311,559
IMCD Group NV	34,500	1,362,044
ING Groep NV, CVA	184,132	1,905,022
NN Group NV(a)	39,695	1,092,745
Royal Dutch Shell PLC (Class A Stock)	339,597	9,315,329
Royal Dutch Shell PLC (Class B Stock)	259,155	7,160,121
TomTom NV*	224,100	1,712,330

		48,435,259

New Zealand
Air New Zealand Ltd.	1,008,748	1,511,845

Norway — 0.3%
BW LPG Ltd., 144A	24,279	92,543
DNB ASA	340,788	4,079,163
Marine Harvest ASA*	397,092	6,697,854
Opera Software ASA*	38,814	312,534
Salmar ASA	65,904	1,961,190
Ship Finance International Ltd.(a)	21,661	319,283
Yara International ASA	48,197	1,531,065

		14,993,632

Philippines
Ayala Corp.	22,910	414,557
BDO Unibank, Inc.	28,380	67,802
DMCI Holdings, Inc.	1,389,650	373,920
Globe Telecom, Inc.	6,355	321,250
Metropolitan Bank & Trust Co.	139,230	268,159

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines (continued)
SM Prime Holdings, Inc.	871,800	$509,307
Universal Robina Corp.	100,230	444,541

		2,399,536

Poland
AmRest Holdings SE*	1,402	77,650
Asseco Poland SA	27,949	370,681
Energa SA*	19,815	47,890
Polskie Gornictwo Naftowe i Gazownictwo SA	144,445	205,926

		702,147

Portugal
CTT-Correios de Portugal SA	90,960	719,467

Russia — 0.1%
Magnitogorsk Iron & Steel OJSC, GDR, RegS (original cost $80,657; purchased 12/11/15-12/14/15)(f)	22,978	112,231
Mobile TeleSystems PJSC, ADR	120,193	995,198
Phosagro OAO, GDR, RegS (original cost $201,829; purchased 12/11/15)(f)	15,523	229,896
Severstal PAO, GDR, RegS (original cost $935,036; purchased 04/28/15-12/11/15)(f)	86,359	947,306
Sistema JSFC, GDR, RegS (original cost $222,416; purchased 04/28/15-10/29/15)(f)	30,094	226,703
United Co. RUSAL PLC	395,000	118,215
X5 Retail Group NV, GDR, RegS (original cost $319,809; purchased 12/11/15-12/14/15)*(f)	16,827	332,391

		2,961,940

Singapore
Broadcom Ltd.	10,235	1,590,519
SMRT Corp. Ltd.	60,700	68,039
Wing Tai Holdings Ltd.	286,700	348,002

		2,006,560

South Africa — 0.2%
AECI Ltd.	19,341	108,997
AVI Ltd.	119,382	672,780
Capitec Bank Holdings Ltd.	6,731	273,040
Famous Brands Ltd.	7,934	68,415
Investec Ltd.	136,049	834,093
JSE Ltd.	9,719	122,438
Lewis Group Ltd.	20,846	62,292
Liberty Holdings Ltd.	107,405	876,588
Mondi Ltd.	55,337	1,007,398
Naspers Ltd. (Class N Stock)	5,170	789,434
Net 1 UEPS Technologies, Inc.*	20,585	205,644
Pick’n Pay Holdings Ltd.	54,315	127,527
Sappi Ltd.*	116,180	540,867
Sasol Ltd.	25,557	691,413
SPAR Group Ltd. (The)	53,130	728,698
Telkom SA SOC Ltd.	131,893	595,126

		7,704,750

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea — 0.4%
BGF retail Co. Ltd.	6,753	$1,257,373
CJ E&M Corp.	8,333	504,131
Dongbu Insurance Co. Ltd.	11,845	712,957
Dongwon F&B Co. Ltd.	534	132,337
Halla Holdings Corp.	5,198	277,039
Hanil Cement Co. Ltd.	3,245	231,747
Hansae Co. Ltd.	3,956	130,539
Hanwha General Insurance Co. Ltd.	17,085	108,436
Hyosung Corp.	13,524	1,480,256
Hyundai Marine & Fire Insurance Co. Ltd.	4,481	114,263
Hyundai Motor Co.	4,111	486,296
Hyundai Securities Co. Ltd.	58,698	321,228
Kia Motors Corp.	18,954	714,175
KISWIRE Ltd.	2,414	77,975
Korea Electric Power Corp.	38,029	1,996,218
Korea Petrochemical Ind Co. Ltd.	8,155	1,715,461
LG Life Sciences Ltd.*	15,035	947,929
Lotte Chemical Corp.	494	122,950
Meritz Securities Co. Ltd.	82,953	234,078
Osstem Implant Co. Ltd.*	968	65,936
S&T Motiv Co. Ltd.	4,799	272,249
Samsung Electronics Co. Ltd.	3,861	4,808,301
Samsung Electronics Co. Ltd., GDR (original cost $1,719,891; purchased 04/30/13-10/29/15)(f)	2,573	1,570,215
Shinsegae Co. Ltd.	4,702	800,143
SK Innovation Co. Ltd.	8,273	1,019,351
S-Oil Corp.	2,612	173,095
Ssangyong Cement Industrial Co. Ltd.*	4,685	76,440

		20,351,118

Spain — 0.6%
Almirall SA	64,747	973,487
Amadeus IT Holding SA (Class A Stock)	104,966	4,624,691
Banco de Sabadell SA	397,938	526,974
Cia de Distribucion Integral Logista Holdings SA	48,554	1,025,979
CIE Automotive SA	111,688	1,880,756
Distribuidora Internacional de Alimentacion SA	415,035	2,422,526
Gamesa Corp. Tecnologica SA	66,000	1,314,992
Gas Natural SDG SA	131,836	2,620,599
Iberdrola SA	487,315	3,324,267
Industria de Diseno Textil SA	104,481	3,509,946
Mapfre SA	506,742	1,112,894
Melia Hotels International SA	156,914	1,693,833
NH Hotel Group SA*	144,000	609,481
Repsol SA	230,413	2,953,649

		28,594,074

Sweden — 1.4%
AAK AB	19,900	1,420,579
Assa Abloy AB (Class B Stock)	208,766	4,294,908
Atlas Copco AB (Class A Stock)	218,709	5,680,342
Betsson AB*	161,500	1,350,789
Bilia AB (Class A Stock)	44,228	1,093,568
BioGaia AB (Class B Stock)	48,200	1,307,269
Elekta AB (Class B Stock)	221,883	1,804,936
Hexagon AB (Class B Stock)	159,152	5,824,320

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Hexpol AB	261,645	$2,686,810
Indutrade AB	99,900	1,975,312
JM AB	73,839	1,855,240
NetEnt AB*	323,772	3,206,446
Nibe Industrier AB (Class B Stock)	204,000	1,696,412
Nordea Bank AB	307,570	2,609,315
Peab AB	145,646	1,105,030
Scandi Standard AB	180,000	1,284,556
Skandinaviska Enskilda Banken AB (Class A Stock)	482,732	4,216,992
Svenska Cellulosa AB SCA (Class B Stock)	398,403	12,800,954
Swedbank AB (Class A Stock)	324,409	6,813,590
Tobii AB*	239,000	1,825,965
Trelleborg AB (Class B Stock)	230,746	4,094,696
Vitrolife AB	44,000	2,437,194
Wallenstam AB (Class B Stock)	227,800	1,853,008

		73,238,231

Switzerland — 1.3%
Burckhardt Compression Holding AG	4,370	1,353,457
Chocoladefabriken Lindt & Spruengli AG	540	3,220,626
Cie Financiere Richemont SA	98,087	5,741,494
Clariant AG*	125,297	2,117,439
Georg Fischer AG	2,162	1,728,321
Interroll Holding AG	2,555	2,388,853
Julius Baer Group Ltd.*	69,569	2,800,035
Lonza Group AG*	7,802	1,296,004
Nestle SA	28,188	2,183,959
Novartis AG	126,348	10,428,581
Partners Group Holding AG	8,739	3,745,234
Roche Holding AG	22,095	5,830,425
Sunrise Communications Group AG, 144A*	11,400	728,894
Swiss Life Holding AG*	23,799	5,499,898
Swiss Re AG	129,241	11,287,963
TE Connectivity Ltd.	36,515	2,085,372
U-Blox AG*	6,670	1,437,868
VAT Group AG, 144A*	24,640	1,556,875
Weatherford International PLC*	533,985	2,963,617

		68,394,915

Taiwan — 0.3%
Advanced Semiconductor Engineering, Inc., ADR	79,297	442,477
AU Optronics Corp., ADR	32,915	114,873
Catcher Technology Co. Ltd.	156,000	1,163,164
China Motor Corp.	381,000	289,016
Compeq Manufacturing Co. Ltd.	1,386,000	740,924
Coretronic Corp.	74,500	68,410
CTBC Financial Holding Co. Ltd.	2,992,000	1,573,682
E.Sun Financial Holding Co. Ltd.	832,000	492,882
Far Eastern New Century Corp.	266,000	199,060
Hon Hai Precision Industry Co. Ltd.	976,222	2,515,026
Hon Hai Precision Industry Co. Ltd., GDR, RegS (original cost $139,703; purchased 12/11/15-12/15/15)(f)	26,339	133,012
Mega Financial Holding Co. Ltd.	965,000	729,899
Pegatron Corp.	523,000	1,110,815
Radiant Opto-Electronics Corp.	312,000	492,214

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Siliconware Precision Industries Co. Ltd., ADR	63,900	$489,474
Taishin Financial Holding Co. Ltd.	648,866	250,864
Taiwan Business Bank*	465,000	118,411
Taiwan Semiconductor Manufacturing Co. Ltd.	897,000	4,520,608
TrueLight Corp.	439,000	984,317
United Microelectronics Corp.	1,300,000	509,836

		16,938,964

Thailand — 0.1%
CP ALL PCL	594,200	849,703
PTT Global Chemical PCL	454,700	766,675
Siam Cement PCL (The)	58,000	787,740

		2,404,118

Turkey — 0.1%
Cimsa Cimento Sanayi VE Ticaret A/S	11,464	60,364
Eregli Demir ve Celik Fabrikalari TAS	332,248	469,995
TAV Havalimanlari Holding A/S	157,480	676,313
Tofas Turk Otomobil Fabrikasi A/S	24,359	200,289
Tupras Turkiye Petrol Rafinerileri A/S	54,742	1,215,263
Turkiye Is Bankasi (Class C Stock)	257,943	409,760
Turkiye Vakiflar Bankasi TAO (Class D Stock)	326,878	513,330

		3,545,314

United Kingdom — 3.1%
3i Group PLC	468,930	3,440,604
888 Holdings PLC	40,588	110,633
accesso Technology Group PLC*	56,897	864,245
ASOS PLC*	46,800	2,500,029
Auto Trader Group PLC, 144A	265,777	1,256,409
Bellway PLC	66,885	1,696,718
Benchmark Holdings PLC*	1,182,000	920,524
Berkeley Group Holdings PLC	106,962	3,611,878
Bovis Homes Group PLC	88,250	861,202
BP PLC	2,304,747	13,490,945
British American Tobacco PLC	126,808	8,220,882
BT Group PLC	1,316,816	7,238,046
Bunzl PLC	64,846	1,995,227
Cineworld Group PLC	116,516	849,967
Close Brothers Group PLC	62,088	941,150
Compass Group PLC	268,736	5,112,834
DCC PLC	50,549	4,448,316
Delphi Automotive PLC	14,860	930,236
Derwent London PLC, REIT	14,749	514,560
Diageo PLC	143,215	4,000,826
DS Smith PLC	226,800	1,173,404
Dunelm Group PLC	119,700	1,256,486
easyJet PLC	217,758	3,164,391
Fevertree Drinks PLC	74,515	716,559
Genus PLC	96,400	2,012,703
Halma PLC	157,037	2,135,873
Howden Joinery Group PLC	325,724	1,672,948
IMI PLC	56,000	725,724
Inmarsat PLC	103,000	1,110,023
Intermediate Capital Group PLC	151,736	994,160

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
International Consolidated Airlines Group SA	718,108	$3,555,569
Interserve PLC	44,275	153,395
J Sainsbury PLC	217,059	676,183
JD Sports Fashion PLC	78,602	1,211,847
Just Eat PLC*	323,665	1,847,663
Legal & General Group PLC	2,128,369	5,448,859
Lloyds Banking Group PLC	3,973,106	2,877,697
Oxford Instruments PLC	105,761	1,001,930
Paragon Group of Cos. PLC (The)	154,299	500,732
Persimmon PLC	275,911	5,350,409
Pets at Home Group PLC	377,568	1,171,151
Prudential PLC	433,089	7,349,084
Reckitt Benckiser Group PLC	120,341	12,066,852
Rightmove PLC	30,500	1,489,657
Rotork PLC	1,086,713	3,146,086
SABMiller PLC	56,634	3,302,862
Senior PLC	734,300	2,019,395
Spectris PLC	50,084	1,219,135
Spirax-Sarco Engineering PLC	47,315	2,369,287
St James’s Place PLC	314,287	3,314,418
Taylor Wimpey PLC	2,961,356	5,253,727
Tullow Oil PLC*	574,000	2,024,436
Unilever NV, CVA	79,642	3,704,135
WH Smith PLC	74,390	1,562,831
Whitbread PLC	62,071	2,904,271
WPP PLC	212,038	4,419,193

		157,908,306

United States — 35.2%
3M Co.	6,204	1,086,444
8x8, Inc.*	72,199	1,054,827
AbbVie, Inc.	79,312	4,910,206
Acadia Healthcare Co. Ltd.*	17,904	991,882
ACADIA Pharmaceuticals, Inc.*	17,331	562,564
Accenture PLC (Class A Stock)	46,641	5,283,959
Aetna, Inc.	63,692	7,778,704
AGL Resources, Inc.	15,727	1,037,510
Air Lease Corp.	20,101	538,305
Air Transport Services Group, Inc.*	70,875	918,540
Aircastle Ltd.	118,662	2,321,029
Akamai Technologies, Inc.*	89,869	5,026,373
Alaska Air Group, Inc.	142,300	8,294,667
Alder Biopharmaceuticals, Inc.*	15,153	378,370
Allergan PLC*	31,165	7,201,920
Allstate Corp. (The)	149,413	10,451,439
Alphabet, Inc. (Class A Stock)*	23,948	16,848,136
Alphabet, Inc. (Class C Stock)*	13,693	9,476,925
Altria Group, Inc.	112,703	7,771,999
Amazon.com, Inc.*	7,221	5,167,492
Amdocs Ltd.	60,341	3,482,883
Ameren Corp.	312,385	16,737,588
American Airlines Group, Inc.	12,938	366,275
American Electric Power Co., Inc.	221,649	15,535,378
American Equity Investment Life Holding Co.	100,403	1,430,743
American International Group, Inc.	45,550	2,409,140
American Railcar Industries, Inc.	39,039	1,540,869
American Water Works Co., Inc.	22,760	1,923,448

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
American Woodmark Corp.*	18,863	$1,252,126
Ameriprise Financial, Inc.	38,526	3,461,561
Ameris Bancorp	31,191	926,373
AMERISAFE, Inc.	20,494	1,254,643
AmerisourceBergen Corp.	102,689	8,145,291
Amgen, Inc.	164,499	25,028,523
AMN Healthcare Services, Inc.*	29,301	1,171,161
Amplify Snack Brands, Inc.*(a)	84,583	1,247,599
Amsurg Corp.*	18,610	1,443,019
AmTrust Financial Services, Inc.	184,793	4,527,429
ANI Pharmaceuticals, Inc.*	22,996	1,283,637
Annaly Capital Management, Inc., REIT	93,028	1,029,820
Anthem, Inc.	78,865	10,358,129
Apollo Commercial Real Estate Finance, Inc., REIT	120,704	1,939,713
Apple, Inc.	568,781	54,375,464
Applied Optoelectronics, Inc.*	18,014	200,856
Archer-Daniels-Midland Co.	315,146	13,516,612
Argo Group International Holdings Ltd.	5,869	304,601
ARIAD Pharmaceuticals, Inc.*	49,663	367,010
ARRIS International PLC*	91,207	1,911,699
Arrow Electronics, Inc.*	97,385	6,028,132
Asbury Automotive Group, Inc.*	13,541	714,152
Ashland, Inc.	48,930	5,615,696
Aspen Insurance Holdings Ltd.	76,257	3,536,800
Assurant, Inc.	27,489	2,372,576
AT&T, Inc.	532,211	22,996,837
Atmos Energy Corp.	15,357	1,248,831
AutoNation, Inc.*(a)	10,763	505,646
AvalonBay Communities, Inc., REIT	17,434	3,144,919
Avnet, Inc.	37,944	1,537,111
Axalta Coating Systems Ltd.*	196,685	5,218,053
Axis Capital Holdings Ltd.	123,588	6,797,340
B&G Foods, Inc.	11,339	546,540
Ball Corp.(a)	15,779	1,140,664
Banc of California, Inc.	74,051	1,340,323
Bank of America Corp.	422,424	5,605,566
Bank of New York Mellon Corp. (The)	278,870	10,834,100
Becton, Dickinson and Co.	9,713	1,647,228
Belden, Inc.	16,727	1,009,809
Bemis Co., Inc.	9,531	490,751
Benchmark Electronics, Inc.*	11,920	252,108
Berkshire Hathaway, Inc. (Class B Stock)*	109,199	15,810,923
Berry Plastics Group, Inc.*	34,426	1,337,450
BioMarin Pharmaceutical, Inc.*	75,500	5,873,900
BioTelemetry, Inc.*	68,920	1,123,396
Blackhawk Network Holdings, Inc.*	54,026	1,809,331
BlackRock, Inc.	17,765	6,085,045
Blackstone Mortgage Trust, Inc. (Class A Stock), REIT	15,765	436,218
Blucora, Inc.*	62,664	649,199
Boeing Co. (The)	54,069	7,021,941
BofI Holding, Inc.*(a)	58,680	1,039,223
Booz Allen Hamilton Holding Corp.	59,436	1,761,683
Brinker International, Inc.(a)	22,892	1,042,273
Broadridge Financial Solutions, Inc.	146,422	9,546,714
Brocade Communications Systems, Inc.	428,517	3,933,786
Buffalo Wild Wings, Inc.*	7,927	1,101,457
Builders FirstSource, Inc.*	174,177	1,959,491

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Cabot Microelectronics Corp.	22,798	$965,267
Callidus Software, Inc.*	61,524	1,229,250
Callon Petroleum Co.*(a)	90,703	1,018,595
Cal-Maine Foods, Inc.	34,713	1,538,480
Cambrex Corp.*	31,972	1,653,912
Cantel Medical Corp.	15,967	1,097,412
Capital One Financial Corp.	56,655	3,598,159
Cara Therapeutics, Inc.*	51,372	247,099
Cardinal Health, Inc.	152,682	11,910,723
Carnival Corp.	60,876	2,690,719
Cavco Industries, Inc.*	17,689	1,657,459
CBS Corp. (Class B Stock)	140,135	7,628,949
CDW Corp.	214,488	8,596,679
Celgene Corp.*	59,744	5,892,551
CenturyLink, Inc.	106,127	3,078,744
CF Industries Holdings, Inc.(a)	16,551	398,879
Charter Communications, Inc. (Class A Stock)*	3,411	779,891
Cheesecake Factory, Inc. (The)	16,990	817,899
Chemed Corp.	2,962	403,750
Chevron Corp.(a)	272,866	28,604,543
Chimera Investment Corp., REIT	174,996	2,747,437
Churchill Downs, Inc.	8,314	1,050,557
Ciena Corp.*(a)	26,584	498,450
Cigna Corp.	82,782	10,595,268
Cinemark Holdings, Inc.	37,584	1,370,313
Cintas Corp.	24,201	2,374,844
Cirrus Logic, Inc.*	68,400	2,653,236
Cisco Systems, Inc.	905,230	25,971,049
Citigroup, Inc.	270,454	11,464,545
CME Group, Inc.	51,390	5,005,386
CMS Energy Corp.	293,460	13,458,076
Coca-Cola Co. (The)	13,527	613,179
Comcast Corp. (Class A Stock)	575,746	37,532,882
Comfort Systems USA, Inc.	33,623	1,095,101
Continental Resources, Inc.*(a)	71,898	3,254,822
Convergys Corp.	86,201	2,155,025
Cooper-Standard Holding, Inc.*	13,832	1,092,590
Core-Mark Holding Co., Inc.	39,248	1,839,161
Cornerstone OnDemand, Inc.*	21,290	810,297
Corning, Inc.	31,407	643,215
Costco Wholesale Corp.	22,240	3,492,570
Cracker Barrel Old Country Store, Inc.	14,308	2,453,393
Credit Acceptance Corp.*	10,410	1,926,683
Crown Castle International Corp., REIT	40,360	4,093,715
CVR Energy, Inc.	15,149	234,810
CVS Health Corp.	174,317	16,689,110
Cynosure, Inc. (Class A Stock)*	28,961	1,408,808
CYS Investments, Inc., REIT	366,792	3,070,049
Danaher Corp.	30,369	3,067,269
Darden Restaurants, Inc.	43,186	2,735,401
Dave & Buster’s Entertainment, Inc.*	32,453	1,518,476
Deluxe Corp.	59,759	3,966,205
Denbury Resources, Inc.	644,621	2,314,189
DexCom, Inc.*	52,580	4,171,171
DHT Holdings, Inc.	56,027	281,816
Dillard’s, Inc. (Class A Stock)	47,038	2,850,503
Dollar General Corp.	76,372	7,178,968
Domtar Corp.	33,015	1,155,855

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Dow Chemical Co. (The)	221,601	$11,015,786
Dr. Pepper Snapple Group, Inc.	114,240	11,039,011
DST Systems, Inc.	23,145	2,694,772
DTE Energy Co.	154,844	15,348,137
Duke Energy Corp.	123,883	10,627,923
Dycom Industries, Inc.*	22,398	2,010,444
Dynavax Technologies Corp.*	17,723	258,401
Eagle Bancorp, Inc.*	20,512	986,832
EarthLink Holdings Corp.	29,301	187,526
Edison International	191,109	14,843,436
Electronics For Imaging, Inc.*	26,008	1,119,384
Eli Lilly & Co.	169,073	13,314,499
Ellie Mae, Inc.*	16,099	1,475,473
EMC Corp.	51,472	1,398,494
Endurance Specialty Holdings Ltd.	8,242	553,533
Enlink Midstream LLC	16,344	260,033
Entergy Corp.	25,767	2,096,145
Envestnet, Inc.*	24,253	807,867
EPAM Systems, Inc.*	16,068	1,033,333
Equinix, Inc., REIT	10,208	3,957,948
Equity LifeStyle Properties, Inc., REIT	13,160	1,053,458
ESCO Technologies, Inc.	6,811	272,031
Euronet Worldwide, Inc.*	21,842	1,511,248
Everest Re Group Ltd.	51,467	9,401,477
Eversource Energy	9,015	539,999
Exxon Mobil Corp.	212,682	19,936,811
Facebook, Inc. (Class A Stock)*	66,602	7,611,277
Fair Isaac Corp.	11,773	1,330,467
FedEx Corp.	14,514	2,202,935
Fifth Third Bancorp	244,308	4,297,378
First American Financial Corp.	28,184	1,133,560
Fiserv, Inc.*	117,326	12,756,856
Five9, Inc.*	88,050	1,047,795
FleetCor Technologies, Inc.*	54,459	7,794,717
Flexion Therapeutics, Inc.*	41,088	614,882
Flextronics International Ltd.*	172,239	2,032,420
Foot Locker, Inc.	27,279	1,496,526
Ford Motor Co.	306,578	3,853,685
GameStop Corp. (Class A Stock)	124,213	3,301,582
GATX Corp.	20,827	915,763
General Cable Corp.	17,776	225,933
General Electric Co.	611,882	19,262,045
General Motors Co.	120,470	3,409,301
Gibraltar Industries, Inc.*	43,428	1,371,022
Gigamon, Inc.*	29,440	1,100,762
Gilead Sciences, Inc.	134,450	11,215,819
Goldman Sachs Group, Inc. (The)	24,499	3,640,061
Granite Construction, Inc.	33,709	1,535,445
Gray Television, Inc.*	29,128	316,039
Guidewire Software, Inc.*	17,447	1,077,527
Hain Celestial Group, Inc. (The)*	143,560	7,142,110
Halozyme Therapeutics, Inc.*	41,904	361,632
Hanover Insurance Group, Inc. (The)	74,470	6,301,651
Hawaiian Holdings, Inc.*	21,106	801,184
HealthSouth Corp.	13,462	522,595
Helen of Troy Ltd.*	8,902	915,482
Helix Energy Solutions Group, Inc.*	159,743	1,079,863
Heritage Insurance Holdings, Inc.	13,669	163,618
Heron Therapeutics, Inc.*	15,384	277,681

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Hewlett Packard Enterprise Co.	311,032	$5,682,555
Hill-Rom Holdings, Inc.	15,617	787,878
Hologic, Inc.*	55,613	1,924,210
Home Depot, Inc. (The)	103,055	13,159,093
Horizon Pharma PLC*	101,532	1,672,232
HP, Inc.	409,589	5,140,342
Huntington Ingalls Industries, Inc.	17,529	2,945,398
Huron Consulting Group, Inc.*	5,118	309,230
Iconix Brand Group, Inc.*	81,725	552,461
Inogen, Inc.*	22,316	1,118,255
Inphi Corp.*	30,677	982,584
Installed Building Products, Inc.*	46,908	1,702,291
Integrated Device Technology, Inc.*	45,197	909,816
Intel Corp.	766,276	25,133,853
Intercontinental Exchange, Inc.	41,752	10,686,842
International Business Machines Corp.	8,837	1,341,280
International Game Technology PLC	45,732	857,018
Interpublic Group of Cos., Inc. (The)	46,246	1,068,283
Intuitive Surgical, Inc.*	8,165	5,400,413
j2 Global, Inc.(a)	38,834	2,453,144
Jabil Circuit, Inc.	152,578	2,818,116
Jack Henry & Associates, Inc.	20,805	1,815,652
Jack in the Box, Inc.	10,975	942,972
JetBlue Airways Corp.*	20,555	340,391
John Bean Technologies Corp.	19,734	1,208,115
Johnson & Johnson	299,564	36,337,113
JPMorgan Chase & Co.	588,909	36,594,805
Kaiser Aluminum Corp.	16,293	1,473,050
KAR Auction Services, Inc.	33,839	1,412,440
Kate Spade & Co.*	45,763	943,175
Kirkland’s, Inc.*	18,415	270,332
Kite Pharma, Inc.*	8,565	428,250
Koppers Holdings, Inc.*	28,030	861,362
Kroger Co. (The)	400,321	14,727,810
L Brands, Inc.	23,127	1,552,516
Laboratory Corp. of America Holdings*	19,698	2,566,058
Lam Research Corp.	72,720	6,112,843
Lear Corp.	34,202	3,480,396
LGI Homes, Inc.*	49,457	1,579,657
Ligand Pharmaceuticals, Inc.*(a)	10,423	1,243,151
Lincoln National Corp.	155,442	6,026,486
LogMeIn, Inc.*	16,092	1,020,716
Lowe’s Cos., Inc.	42,074	3,330,999
Lumentum Holdings, Inc.*	28,912	699,670
LyondellBasell Industries NV (Class A Stock)	148,089	11,020,783
Macquarie Infrastructure Corp.	20,065	1,485,813
MacroGenics, Inc.*	23,832	643,226
Macy’s, Inc.	118,483	3,982,214
Mallinckrodt PLC*	13,643	829,222
Marathon Petroleum Corp.	44,158	1,676,238
Marcus & Millichap, Inc.*	9,243	234,865
Marriott Vacations Worldwide Corp.	38,611	2,644,467
MasTec, Inc.*	60,164	1,342,860
Matador Resources Co.*(a)	40,042	792,832
Maxim Integrated Products, Inc.	16,078	573,824
MaxLinear, Inc. (Class A Stock)*	92,230	1,658,295
McDermott International, Inc.*(a)	242,328	1,197,100
McDonald’s Corp.	65,980	7,940,033

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
McKesson Corp.	48,125	$8,982,531
MEDNAX, Inc.*	30,363	2,199,192
Medtronic PLC	176,655	15,328,354
Merck & Co., Inc.	203,297	11,711,940
MetLife, Inc.	45,184	1,799,679
MFA Financial, Inc., REIT	475,042	3,453,555
Micron Technology, Inc.*	244,150	3,359,504
Microsemi Corp.*	36,182	1,182,428
Microsoft Corp.	703,821	36,014,521
Minerals Technologies, Inc.	2,099	119,223
Mobileye NV*(a)	154,175	7,113,635
Mondelez International, Inc. (Class A Stock)	176,460	8,030,695
Monster Worldwide, Inc.*(a)	74,843	178,875
Morgan Stanley	61,089	1,587,092
Morningstar, Inc.	5,550	453,879
Mosaic Co. (The)	108,988	2,853,306
Multi-Color Corp.	7,859	498,261
Murphy USA, Inc.*	17,028	1,262,796
Mylan NV*	228,360	9,874,286
National General Holdings Corp.	57,255	1,226,402
Navient Corp.	57,584	688,129
Neurocrine Biosciences, Inc.*	17,333	787,785
NeuStar, Inc. (Class A Stock)*	91,740	2,156,807
New Residential Investment Corp., REIT	169,981	2,352,537
Newmont Mining Corp.	60,666	2,373,254
Nexteer Automotive Group Ltd.	1,265,000	1,151,171
NextEra Energy, Inc.	23,228	3,028,931
NIKE, Inc. (Class B Stock)	67,946	3,750,619
NiSource, Inc.	77,568	2,057,103
Noble Corp. PLC	170,420	1,404,261
Nordic American Tankers Ltd., (PRFC)	71,760	996,746
Norfolk Southern Corp.	59,612	5,074,770
Northrop Grumman Corp.	79,841	17,747,057
Novavax, Inc.*	70,420	511,953
NRG Yield, Inc. (Class A Stock)	17,034	259,257
Nutrisystem, Inc.	13,352	338,607
Olin Corp.	41,260	1,024,898
Omega Protein Corp.*	18,854	376,891
Omnicell, Inc.*	66,652	2,281,498
ON Semiconductor Corp.*	199,582	1,760,313
Ophthotech Corp.*	8,868	452,534
Oracle Corp.	552,717	22,622,707
Oxford Industries, Inc.	14,991	848,790
PACCAR, Inc.	18,803	975,312
Packaging Corp. of America	30,534	2,043,641
Palo Alto Networks, Inc.*	43,380	5,320,123
Patrick Industries, Inc.*	35,642	2,148,856
Paycom Software, Inc.*(a)	23,673	1,022,910
Paylocity Holding Corp.*(a)	27,458	1,186,186
PBF Energy, Inc. (Class A Stock)	33,324	792,445
Penske Automotive Group, Inc.(a)	7,915	249,006
PepsiCo, Inc.	72,819	7,714,445
Pfizer, Inc.	852,407	30,013,250
PG&E Corp.	244,515	15,629,399
Phillips 66	45,148	3,582,042
Pilgrim’s Pride Corp.(a)	13,200	336,336
Pinnacle Foods, Inc.	137,578	6,368,486
Pinnacle West Capital Corp.	78,545	6,366,858
Pioneer Natural Resources Co.	36,720	5,552,431

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Pitney Bowes, Inc.	27,832	$495,410
PNC Financial Services Group, Inc. (The)	116,834	9,509,119
PNM Resources, Inc.	83,023	2,942,335
Popeyes Louisiana Kitchen, Inc.*	17,809	973,084
Portland General Electric Co.	75,209	3,318,221
PPG Industries, Inc.	19,406	2,021,135
Prestige Brands Holdings, Inc.*	11,933	661,088
Primoris Services Corp.	41,267	781,184
Principal Financial Group, Inc.	56,807	2,335,336
Procter & Gamble Co. (The)	32,817	2,778,615
Progressive Corp. (The)	40,892	1,369,882
Providence Service Corp. (The)*	25,361	1,138,202
Public Service Enterprise Group, Inc.	316,192	14,737,709
QEP Resources, Inc.	79,521	1,401,955
QUALCOMM, Inc.	147,744	7,914,646
Quest Diagnostics, Inc.	31,347	2,551,959
Repligen Corp.*	29,846	816,587
Reynolds American, Inc.	217,680	11,739,482
Rubicon Project, Inc. (The)*	41,552	567,185
Sabre Corp.	9,174	245,771
Sanchez Energy Corp.*	121,514	857,889
Sanderson Farms, Inc.	5,686	492,635
Santander Consumer USA Holdings, Inc.*	102,694	1,060,829
SCANA Corp.	20,174	1,526,365
Schlumberger Ltd.	79,086	6,254,121
Schweitzer-Mauduit International, Inc.	7,435	262,307
ServiceMaster Global Holdings, Inc.*	53,633	2,134,593
Shire PLC	95,135	5,877,784
Signet Jewelers Ltd.(a)	12,007	989,497
Six Flags Entertainment Corp.	20,443	1,184,672
Skechers U.S.A., Inc. (Class A Stock)*	67,695	2,011,895
Snap-on, Inc.	21,786	3,438,267
Sonoco Products Co.	15,052	747,482
Southwest Airlines Co.	119,176	4,672,891
Sovran Self Storage, Inc., REIT	8,234	863,911
SpartanNash Co.	56,194	1,718,413
Spire, Inc.	7,717	546,672
Sportsman’s Warehouse Holdings, Inc.*	65,716	529,671
St. Jude Medical, Inc.	32,120	2,505,360
Stage Stores, Inc.(a)	15,200	74,176
Staples, Inc.	100,523	866,508
Starwood Property Trust, Inc., REIT	280,146	5,804,625
STORE Capital Corp., REIT	12,843	378,226
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	27,419	300,786
Summit Materials, Inc. (Class A Stock)*	42,502	869,591
Sun Communities, Inc., REIT	12,633	968,193
SunTrust Banks, Inc.	29,699	1,220,035
Superior Energy Services, Inc.	65,577	1,207,273
Supernus Pharmaceuticals, Inc.*	57,325	1,167,710
Swift Transportation Co.*(a)	64,880	999,801
SYNNEX Corp.	653	61,917
Synopsys, Inc.*	24,108	1,303,761
Take-Two Interactive Software, Inc.*	48,739	1,848,183
Target Corp.	42,787	2,987,388
TEGNA, Inc.	39,549	916,350
Tenneco, Inc.*	22,449	1,046,348
Tesla Motors, Inc.*(a)	17,721	3,761,814
Tesoro Corp.	19,387	1,452,474

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Texas Roadhouse, Inc.	26,100	$1,190,160
TJX Cos., Inc. (The)	70,505	5,445,101
Transocean Ltd.	163,088	1,939,116
Travelers Cos., Inc. (The)	133,527	15,895,054
Travelport Worldwide Ltd.	74,474	959,970
Trinity Industries, Inc.	135,221	2,511,054
Tyson Foods, Inc. (Class A Stock)	230,186	15,374,123
U.S. Concrete, Inc.*	20,294	1,236,108
Ultimate Software Group, Inc. (The)*	4,283	900,672
Union Pacific Corp.	118,051	10,299,950
United Parcel Service, Inc. (Class B Stock)	60,035	6,466,970
United States Steel Corp.	43,810	738,637
United Therapeutics Corp.*(a)	17,259	1,828,073
UnitedHealth Group, Inc.	250,336	35,347,443
Universal Electronics, Inc.*	19,145	1,383,801
Universal Forest Products, Inc.	6,398	593,031
Universal Health Services, Inc. (Class B Stock)	20,174	2,705,333
Universal Insurance Holdings, Inc.	96,904	1,800,476
Unum Group	106,885	3,397,874
USANA Health Sciences, Inc.*	4,045	450,734
Valero Energy Corp.	66,166	3,374,466
Vascular Solutions, Inc.*	24,216	1,008,839
Verizon Communications, Inc.	210,968	11,780,453
Visa, Inc. (Class A Stock)	8,317	616,872
Visteon Corp.(a)	11,388	749,444
Voya Financial, Inc.	251,528	6,227,833
Vulcan Materials Co.	25,953	3,123,703
Wabash National Corp.*	52,488	666,598
Walgreens Boots Alliance, Inc.	97,150	8,089,681
Walker & Dunlop, Inc.*	10,051	228,962
Walt Disney Co. (The)	155,944	15,254,442
Waste Management, Inc.	8,089	536,058
WebMD Health Corp.*(a)	18,559	1,078,463
Webster Financial Corp.	13,348	453,165
Wells Fargo & Co.	566,182	26,797,394
Welltower, Inc., REIT	75,712	5,766,983
Werner Enterprises, Inc.	14,973	343,930
West Corp.	51,345	1,009,443
West Pharmaceutical Services, Inc.	14,916	1,131,826
Western Alliance Bancorp*	29,285	956,155
Western Digital Corp.(a)	65,243	3,083,384
Western Refining, Inc.(a)	71,978	1,484,906
Western Union Co. (The)	120,097	2,303,460
Whirlpool Corp.	28,522	4,752,906
William Lyon Homes (Class A Stock)*(a)	92,814	1,496,162
Wintrust Financial Corp.	47,308	2,412,708
Xcel Energy, Inc.	63,419	2,839,903
Xerox Corp.	155,754	1,478,105

		1,809,817,856

TOTAL COMMON STOCKS (cost $2,768,132,486)		2,896,785,291

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	172,920	1,354,916
Braskem SA (PRFC A)	32,700	193,413
Centrais Eletricas Brasileiras SA (PRFC B)*	135,000	736,295

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Cia Paranaense de Energia (PRFC B)	60,000	$542,975
Itau Unibanco Holding SA (PRFC)	235,914	2,222,320
Itausa – Investimentos Itau SA (PRFC)	59,044	137,854
Petroleo Brasileiro SA (PRFC)*	356,700	1,041,573

		6,229,346

Colombia
Banco Davivienda SA (PRFC)	100,960	925,650

Germany — 0.2%
FUCHS PETROLUB SE (PRFC)	47,000	1,849,031
Jungheinrich AG (PRFC)	39,900	1,200,932
Volkswagen AG (PRFC)	45,837	5,551,817

		8,601,780

South Korea
Samsung Electronics Co. Ltd. (PRFC)	1,058	1,091,420

TOTAL PREFERRED STOCKS (cost $22,098,378)		16,848,196

	Units
RIGHTS*
Spain
Repsol SA, expiring 07/01/16	230,413	74,921

United States
Casa Ley, CVR, expiring 01/30/17^(g)	82,430	13,311
Property Development Centers, CVR,expiring 01/30/19^(g)	82,430	4,104

		17,415

TOTAL RIGHTS (cost $162,676)		92,336

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 10.6%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	1,000	1,002,789
3.850%	09/30/23	2,000	2,176,326
Westpac Banking Corp.,
Sr. Unsec’d. Notes
1.950%	11/23/18	4,000	4,052,872

			7,231,987

Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.650%	02/01/26	5,000	5,356,230
4.900%	02/01/46	2,000	2,343,684
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	2,000	2,034,718
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40	1,000	1,168,596

			10,903,228

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada — 0.3%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	1,301	$1,400,800
Royal Bank of Canada,
Sr. Unsec’d. Notes
2.000%	12/10/18	4,000	4,074,292
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	3,000	3,012,408
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,577,282
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,125,640
7.625%	01/15/39	1,000	1,406,981

			14,597,403

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,298,878
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	5,000	5,113,365

			6,412,243

France — 0.2%
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	4,000	4,092,036
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	1,500	1,428,750
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	3,135,339

			8,656,125

Germany — 0.1%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,610,643
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.250%	09/03/19	4,000	4,111,608

			6,722,251

Luxembourg
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,612,480

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	2,000	2,005,868
Sr. Unsec’d. Notes
3.125%	07/16/22	3,000	3,078,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico (continued)
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/18/18	1,500	$1,509,750
3.500%	07/23/20	1,350	1,348,799
4.875%	01/24/22	2,400	2,453,736

			10,396,210

Netherlands — 0.3%
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	2,000	2,089,056
Gtd. Notes
3.950%	11/09/22	3,000	3,102,543
4.625%	12/01/23	3,000	3,163,488
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	2,000	2,138,716
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,716,906

			13,210,709

New Zealand
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17	1,000	1,001,918

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
8.146%	04/11/18	5,000	5,475,000

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,550	3,615,569
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	1,000	1,277,591

			4,893,160

Sweden — 0.2%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.875%	09/17/18	4,000	4,040,736
2.250%	05/27/21	4,000	4,051,188

			8,091,924

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes
5.300%	08/13/19	3,000	3,311,139
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17	2,000	2,001,000
4.250%	10/25/22	1,000	940,500
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19	2,000	1,950,000

			8,202,639

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom — 0.5%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	1,000	$997,000
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	1,000	1,364,922
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,000	3,085,806
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,861,808
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	2,800	3,086,829
Imperial Brands Finance PLC,
Gtd. Notes, 144A
2.050%	07/20/18	2,000	2,022,422
Lloyds Bank PLC,
Gtd. Notes
2.000%	08/17/18	4,000	3,995,516
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,219,766
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	3,000	3,124,785
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.250%	09/26/17	4,000	3,994,044

			26,752,898

United States — 8.0%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	1,500	1,619,576
6.200%	12/15/34	2,000	2,507,652
Alphabet, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	3,000	3,304,494
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	1,000	1,128,754
4.750%	05/05/21	3,000	3,421,887
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	1,000	1,033,105
3.750%	07/10/25	2,000	2,038,410
3.900%	04/01/26	2,000	2,061,064
4.500%	07/16/44	1,000	967,444
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	3,000	3,271,074
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25	3,000	3,047,142
2.700%	05/13/22	3,000	3,133,644
3.250%	02/23/26	1,000	1,061,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	2,000	$2,052,080
4.500%	05/15/35	3,000	3,068,979
5.350%	09/01/40	3,000	3,281,676
6.375%	03/01/41	2,000	2,433,926
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	1,000	1,024,852
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17	3,000	3,165,492
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	4,000	4,243,244
5.625%	07/01/20	3,000	3,375,120
Sub. Notes, MTN
4.200%	08/26/24	1,600	1,653,949
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	2,000	2,165,370
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	3,000	3,086,592
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26	2,000	2,097,088
4.500%	02/11/43	2,000	2,285,444
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	3,000	3,373,152
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19	2,000	2,037,840
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,000	2,220,916
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, GMTN
1.500%	02/23/18	2,000	2,017,958
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	2,000	2,149,408
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	1,004,774
Chevron Corp.,
Sr. Unsec’d. Notes
1.365%	03/02/18	1,350	1,357,414
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	3,000	3,212,127
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,313,677
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	1,650	1,670,112
2.700%	03/30/21	5,000	5,088,965
3.400%	05/01/26	4,000	4,101,396

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	4,000	$4,092,620
Comcast Corp.,
Gtd. Notes
2.750%	03/01/23	2,000	2,094,514
6.450%	03/15/37	2,000	2,751,954
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	2,000	2,580,600
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,580,310
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	3,224,223
3.950%	05/01/50	1,000	1,000,964
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	886	974,580
4.000%	12/05/23	3,000	3,317,559
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	1,027,001
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	1,000	1,031,272
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	4,022,334
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,240,438
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23	2,000	2,070,232
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	1,000	1,005,054
3.050%	08/15/22	1,000	1,039,090
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.000%	01/14/19	2,000	2,026,092
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	4,000	3,981,532
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	2,000	1,983,112
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,138,144
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,133,372
4.250%	06/15/22	2,000	2,133,120
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	2,000	2,062,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
2.709%	03/06/25	5,000	$5,220,700
FedEx Corp.,
Gtd. Notes
3.250%	04/01/26	2,000	2,092,072
4.100%	04/15/43	1,500	1,524,170
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	3,229,041
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,024,600
3.000%	06/12/17	4,000	4,060,932
3.200%	01/15/21	4,000	4,120,336
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	4,000	4,120,644
4.418%	11/15/35	3,000	3,364,758
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	573	774,965
Sub. Notes
5.300%	02/11/21	859	996,601
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,637,339
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	1,700	1,702,705
3.450%	04/10/22	2,000	1,998,588
3.700%	11/24/20	2,000	2,054,818
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	3,149,193
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	2,000	2,180,030
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	1,000	1,020,745
2.900%	07/19/18	1,000	1,026,170
5.250%	07/27/21	3,000	3,385,446
6.150%	04/01/18	4,000	4,309,980
6.250%	02/01/41	1,500	1,941,156
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,074,664
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	2,000	2,054,148
5.875%	12/16/36	2,000	2,731,596
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19	1,000	1,102,180
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21	1,000	1,081,368
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	2,000	2,432,786

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	1,000	$1,110,714
4.100%	05/19/46	1,000	1,039,707
4.800%	10/01/41	1,000	1,135,744
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.800%	05/17/19	2,000	2,035,098
7.000%	10/30/25	1,000	1,359,570
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19	4,000	4,123,952
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41	1,500	1,957,355
5.950%	08/15/37	1,000	1,479,956
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	3,000	3,104,472
3.900%	07/15/25	4,000	4,314,236
4.250%	10/15/20	3,000	3,269,850
6.000%	01/15/18	3,000	3,208,416
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18	1,000	1,037,501
4.500%	04/01/46	2,000	2,141,854
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.400%	02/15/19	2,000	2,025,500
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	3,000	3,037,593
Gtd. Notes, MTN
6.950%	01/15/38	1,000	1,103,576
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24	2,000	2,217,892
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19	2,000	2,003,064
4.650%	04/15/42	2,000	2,330,558
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	1,000	852,727
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	3,000	3,088,356
4.600%	05/26/45	1,000	1,116,134
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	2,808	3,176,241
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	4,221,222
Sr. Unsec’d. Notes
3.700%	02/10/45	1,000	1,059,666
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	4,000	4,049,868

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	02/12/35	3,000	$3,103,995
4.500%	10/01/40	1,000	1,131,029
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	1,070,789
5.500%	07/28/21	5,000	5,709,375
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,266,912
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	2,000	2,314,216
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,000	1,033,831
4.000%	07/15/46	2,000	2,016,406
6.125%	07/08/39	2,000	2,614,870
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	03/09/18	2,000	2,015,250
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,396,855
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.850%	02/24/26	2,000	2,094,370
3.125%	11/01/20	2,000	2,138,548
5.500%	01/15/40	1,000	1,285,419
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.750%	06/03/26	2,000	2,062,412
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	1,000	1,024,592
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	3,000	2,976,165
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,771,414
Prologis LP,
Gtd. Notes
3.750%	11/01/25	1,000	1,065,835
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,159,786
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,245,592
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,391,005
Target Corp.,
Sr. Unsec’d. Notes
2.500%	04/15/26	2,000	2,050,542
2.900%	01/15/22	2,000	2,123,682

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	2,400	$2,427,264
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	3,000	3,272,586
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	4,053,784
4.875%	03/15/20	3,000	3,332,406
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	1,000	1,289,078
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,771,332
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	2,000	2,165,956
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	3,000	3,215,973
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	2,000	2,290,622
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	1,000	1,050,375
3.500%	11/01/21	3,000	3,232,653
3.650%	09/14/18	5,000	5,253,985
3.850%	11/01/42	2,000	1,880,918
5.150%	09/15/23	3,000	3,493,878
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	5,000	5,022,240
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,545,643
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,308,170
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	2,000	2,099,094
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.300%	04/22/24	2,000	2,190,916
6.500%	08/15/37	2,000	2,898,566
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20	3,000	3,104,967
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	2,000	2,067,692
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	3,000	3,148,863
Sub. Notes
3.450%	02/13/23	3,000	3,104,184

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Welltower, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	2,000	$2,020,540
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	2,000	2,094,828
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	1,000	1,005,000
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	2,000	2,298,566
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	3,000	2,986,809

			409,289,913

TOTAL CORPORATE BONDS (cost $528,257,057)			543,450,088

FOREIGN GOVERNMENT BONDS — 5.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19	6,500	6,776,250
6.875%	04/22/21	5,000	5,332,500
7.500%	04/22/26	5,500	5,945,500
7.625%	04/22/46	2,000	2,160,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	5,000	5,267,500
6.000%	04/07/26	7,500	8,137,500
8.250%	01/20/34	8,000	9,720,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.250%	10/30/22	1,000	1,008,000
3.625%	10/30/42	1,200	1,218,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	5,000	5,367,500
7.375%	09/18/37	7,200	9,351,000
8.125%	05/21/24	5,000	6,450,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	5,000	5,451,500
6.250%	04/27/17	500	516,226
6.750%	11/05/19	5,900	6,423,625
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
7.950%	06/20/24	1,500	1,308,750
10.500%	03/24/20	4,000	3,960,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	3,000	3,351,000
6.250%	01/29/20	3,500	3,881,332
7.625%	03/29/41	3,000	4,350,000

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		4,500	$4,654,778
4.125%	01/15/25		8,000	8,331,688
7.750%	01/17/38		4,000	5,428,064
8.500%	10/12/35		8,000	11,416,016
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.875%	10/14/44		1,600	1,552,000
5.125%	07/21/25		3,500	3,832,920
6.500%	07/21/45		3,000	3,486,420
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.125%	01/21/26		6,000	6,504,000
5.750%	10/12/10		1,600	1,768,000
6.050%	01/11/40		5,000	6,287,500
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		8,700	11,766,750
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		2,600	2,723,276
5.500%	12/11/42		800	864,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27		2,800	4,116,000
9.375%	04/01/29		5,000	7,625,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
7.350%	07/21/25		3,400	4,624,000
8.750%	11/21/33		5,500	8,628,125
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		1,500	1,727,621
6.375%	10/23/34		3,000	4,362,735
9.500%	02/02/30		4,800	8,210,597
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		2,000	2,038,872
4.000%	01/22/24		2,000	2,160,000
5.000%	03/23/22		1,000	1,124,700
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44		1,000	1,247,200
6.750%	02/07/22		2,500	2,959,750
Russian Foreign Bond – Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	(a)	5,000	5,343,250
5.000%	04/29/20		5,600	6,041,952
5.625%	04/04/42		3,800	4,297,344
12.750%	06/24/28		3,000	5,252,136
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		1,200	1,245,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	8,000	$8,424,320
5.625%	03/30/21	1,900	2,071,000
5.750%	03/22/24	8,000	8,920,880
6.750%	04/03/18	2,500	2,688,750
6.875%	03/17/36	7,500	9,143,100
7.000%	06/05/20	3,400	3,856,178
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	2,500	2,637,500
5.100%	06/18/50	2,400	2,388,000
7.625%	03/21/36	5,000	6,756,250
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS (original cost $1,020,666; purchased 04/22/16)(f)
4.800%	11/19/24	1,000	1,029,011
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20	1,600	1,773,451

TOTAL FOREIGN GOVERNMENT BONDS (cost $271,585,633)			285,284,317

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bonds
3.000%	11/15/44-05/15/45	36,400	41,844,724
3.125%	02/15/43	16,100	18,978,503
4.375%	05/15/41	16,000	22,846,256
4.500%	02/15/36-05/15/38	13,900	20,148,821
5.250%	02/15/29	10,000	14,139,840
6.875%	08/15/25	21,000	30,810,108
7.625%	11/15/22	10,000	13,958,590
7.875%(k)	02/15/21	19,000	24,922,661
U.S. Treasury Notes
0.500%	03/31/17-04/30/17	100,000	100,002,000
0.625%	11/30/17-06/30/18	31,500	31,518,810
0.750%	03/15/17-02/28/18	63,000	63,129,242
0.875%	04/15/17-07/31/19	103,000	103,390,231
1.000%	08/15/18	41,000	41,328,328
1.000%(k)	06/30/19	28,000	28,237,356
1.125%	06/15/18-03/31/20	54,000	54,545,148
1.500%	02/28/19	22,900	23,390,197
1.625%	08/15/22	22,000	22,560,318
1.750%	05/15/22	20,000	20,666,400
1.875%	10/31/17	18,800	19,122,382
2.000%	05/31/21-02/15/25	84,600	88,606,739
2.125%	08/31/20	17,200	18,039,842
2.250%	07/31/18	24,000	24,812,808
2.375%	12/31/20-08/15/24	48,000	51,370,608
2.625%	08/15/20	21,000	22,450,302
3.125%	05/15/19	23,000	24,583,044
3.250%	03/31/17	50,000	51,019,050

TOTAL U.S. TREASURY OBLIGATIONS (cost $949,335,495)			976,422,308

TOTAL LONG-TERM INVESTMENTS (cost $4,539,571,725)			4,718,882,536

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 7.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $381,267,706; includes $30,286,959 of cash collateral for securities on loan)(b)(w) (Note 4)	381,267,706	$381,267,706

TOTAL INVESTMENTS — 99.1% (cost $4,920,839,431)		5,100,150,242
Other assets in excess of other liabilities(z) — 0.9%		45,237,730

NET ASSETS — 100.0%		$5,145,387,972

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $17,415 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,803,441; cash collateral of $30,286,959 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $5,238,710. The aggregate value of $5,198,082 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
531	2 Year U.S. Treasury Notes	Sep. 2016	$115,658,438	$116,463,235	$804,797
2,760	5 Year U.S. Treasury Notes	Sep. 2016	331,005,938	337,172,814	6,166,876
2,180	10 Year U.S. Treasury Notes	Sep. 2016	282,071,563	289,905,938	7,834,375
824	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	143,163,562	153,573,000	10,409,438
456	S&P 500 Index	Sep. 2016	235,535,400	238,282,800	2,747,400
720	SGX Nifty 50 Index	Jul. 2016	11,753,452	12,003,120	249,668

					28,212,554

Short Positions:
1,100	British Pound Currency	Sep. 2016	91,642,919	91,080,000	562,919
1,100	Euro Currency	Sep. 2016	152,537,850	152,728,125	(190,275)
2,153	Euro STOXX 50 Index	Sep. 2016	66,130,419	68,214,571	(2,084,152)
3,800	Euro STOXX Small 200 Index	Sep. 2016	47,490,479	48,222,173	(731,694)
832	FTSE 100 Index	Sep. 2016	66,845,721	71,135,961	(4,290,240)
863	Russell 2000 Mini Index	Sep. 2016	98,709,940	99,020,620	(310,680)

					(7,044,122)

					$21,168,432

Cash of $28,123,219 and U.S. Treasury Obligations with a combined market value of $53,160,017 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/13/16	Buy	GBP	33,000	JPY	4,831,530	$(2,870,246)	Bank of New York Mellon
07/13/16	Buy	JPY	5,140,278	GBP	33,000	5,861,324	Bank of New York Mellon

						$2,991,078

Total return swap agreements outstanding at June 30, 2016:

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements:
UBS AG	1,415	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Aluminum Excess Return Index	$10,650	$—	$10,650
UBS AG	(1,778)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Brent Crude Excess Return Index	(74,380)	—	(74,380)
UBS AG	1,484	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cocoa Excess Return Index	13,801	—	13,801
UBS AG	1,442	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Coffee Excess Return Index	39,475	—	39,475
UBS AG	1,409	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Copper Excess Return Index	6,786	—	6,786
UBS AG	(1,711)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Corn Excess Return Index	48,384	—	48,384
UBS AG	(1,690)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cotton Excess Return Index	237	—	237
UBS AG	1,506	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Gold Excess Return Index	10,266	—	10,266
UBS AG	(1,775)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Heat Oil Excess Return Index	(73,447)	—	(73,447)
UBS AG	(1,716)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Kansas Wheat Excess Return Index	34,034	—	34,034
UBS AG	25	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lead Excess Return Index	542	—	542

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements (continued):
UBS AG	1,383	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lean Hogs Excess Return Index	$(10,718)	$—	$(10,718)
UBS AG	1,383	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Live Cattle Excess Return Index	17,163	—	17,163
UBS AG	(1,780)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Natural Gas Excess Return Index	18,610	—	18,610
UBS AG	1,402	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Nickel Excess Return Index	14,699	—	14,699
UBS AG	(1,704)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Platinum Excess Return Index	(57,225)	—	(57,225)
UBS AG	1,461	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Silver Excess Return Index	42,289	—	42,289
UBS AG	1,489	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Excess Return Index	(10,324)	—	(10,324)
UBS AG	(1,704)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Oil Excess Return Index	17,139	—	17,139
UBS AG	1,469	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soymeal Excess Return Index	4,507	—	4,507
UBS AG	1,460	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Sugar Excess Return Index	78,307	—	78,307
UBS AG	23	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Tin Excess Return Index	255	—	255
UBS AG	21	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Unleaded Gas Excess Return Index	343	—	343
UBS AG	(1,724)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Wheat Excess Return Index	48,045	—	48,045
UBS AG	(1,778)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS WTI Crude Excess Return Index	(72,821)	—	(72,821)

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements (continued):
UBS AG	1,407	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Zinc Excess Return Index	$9,127	$—	$9,127
UBS AG	1,411	Receive amounts based on market value fluctuation of the DJAIG.IDX and pay fixed rate of 0.11%	362,230	—	362,230
UBS AG	564	Receive amounts based on market value fluctuation of the DJAIG.IDX and pay fixed rate of 0.11%	144,891	—	144,891

			$622,865	$—	$622,865

(1)	UBS AG positions have a termination date of 7/05/16. On the UBS AG positions, the Portfolio receives or pays the return in the positions shown in the table above.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$345,271	$—	$—
Australia	—	27,942,839	—
Austria	—	6,003,873	—
Belgium	—	11,985,549	—
Brazil	6,245,646	—	—
Canada	102,801,860	—	—
Chile	890,478	—	—
China	239,544	31,086,077	—
Colombia	263,312	—	—
Denmark	—	47,707,903	—
Faroe Islands	—	1,099,732	—
Finland	—	8,053,102	—
France	1,103,265	95,123,831	—
Germany	—	96,979,176	—
Hong Kong	—	10,987,954	—
Hungary	—	1,530,194	—
India	1,102,307	—	—
Indonesia	—	2,420,332	—
Ireland	6,011,805	11,916,352	—
Israel	1,199,464	112,299	—
Italy	—	15,326,098	—
Japan	—	136,743,130	—
Malaysia	1,040,427	2,391,882	—
Mexico	5,119,874	—	—
Monaco	383,683	—	—
Netherlands	7,447,107	40,988,152	—
New Zealand	—	1,511,845	—
Norway	319,283	14,674,349	—
Philippines	—	2,399,536	—
Poland	77,650	624,497	—
Portugal	—	719,467	—
Russia	2,843,725	118,215	—
Singapore	1,590,519	416,041	—
South Africa	2,981,751	4,722,999	—
South Korea	1,570,215	18,780,903	—
Spain	—	28,594,074	—
Sweden	—	73,238,231	—

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Switzerland	$8,994,717	$59,400,198	$—
Taiwan	1,179,836	15,759,128	—
Thailand	1,616,378	787,740	—
Turkey	—	3,545,314	—
United Kingdom	9,110,805	148,797,501	—
United States	1,809,817,856	—	—
Preferred Stocks
Brazil	6,229,346	—	—
Colombia	925,650	—	—
Germany	—	8,601,780	—
South Korea	—	1,091,420	—
Rights
Spain	74,921	—	—
United States	—	—	17,415
Corporate Bonds
Australia	—	7,231,987	—
Belgium	—	10,903,228	—
Canada	—	14,597,403	—
China	—	6,412,243	—
France	—	8,656,125	—
Germany	—	6,722,251	—
Luxembourg	—	1,612,480	—
Mexico	—	10,396,210	—
Netherlands	—	13,210,709	—
New Zealand	—	1,001,918	—
Russia	—	5,475,000	—
Spain	—	4,893,160	—
Sweden	—	8,091,924	—
Switzerland	—	8,202,639	—
United Kingdom	—	26,752,898	—
United States	—	409,289,913	—
Foreign Government Bonds	—	285,284,317	—
U.S. Treasury Obligations	—	976,422,308	—
Affiliated Mutual Fund	381,267,706	—	—
Other Financial Instruments*
Futures Contracts	21,168,432	—	—
OTC Cross Currency Exchange
Contracts	—	2,991,078	—
OTC Total Return Swap Agreements	—	622,865	—

Total	$2,383,962,833	$2,740,952,369	$17,415

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	19.0%
Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	7.4
Banks	6.4
Foreign Government Bonds	5.5
Pharmaceuticals	3.5
Insurance	3.2
Oil, Gas & Consumable Fuels	3.0
Health Care Providers & Services	2.4
Software	2.2
Media	2.2
Diversified Telecommunication Services	1.8
IT Services	1.7
Technology Hardware, Storage & Peripherals	1.7
Electric Utilities	1.7
Semiconductors & Semiconductor Equipment	1.7
Food Products	1.6
Biotechnology	1.6
Food & Staples Retailing	1.6
Chemicals	1.4
Multi-Utilities	1.3
Internet Software & Services	1.2
Auto Components	1.0
Health Care Equipment & Supplies	1.0
Beverages	1.0
Diversified Financial Services	1.0
Electronic Equipment, Instruments & Components	0.9
Real Estate Investment Trusts (REITs)	0.9
Household Durables	0.9
Hotels, Restaurants & Leisure	0.9
Specialty Retail	0.9
Trading Companies & Distributors	0.8
Capital Markets	0.8
Telecommunications	0.8
Machinery	0.8
Automobiles	0.8
Aerospace & Defense	0.8
Communications Equipment	0.8
Oil & Gas	0.7
Road & Rail	0.7
Electric	0.6
Airlines	0.6
Industrial Conglomerates	0.6
Retail	0.6
Tobacco	0.5
Household Products	0.5
Multiline Retail	0.5
Textiles, Apparel & Luxury Goods	0.5
Auto Manufacturers	0.4
Containers & Packaging	0.4
Commercial Services & Supplies	0.4
Transportation	0.3
Energy Equipment & Services	0.3
Building Products	0.3
Construction & Engineering	0.3
Pipelines	0.3
Real Estate Management & Development	0.3
Mining	0.2
Construction Materials	0.2

Metals & Mining	0.2%
Computers	0.2
Air Freight & Logistics	0.2
Personal Products	0.2
Internet & Catalog Retail	0.2
Foods	0.2
Professional Services	0.2
Agriculture	0.2
Consumer Finance	0.1
Leisure Products	0.1
Cosmetics/Personal Care	0.1
Transportation Infrastructure	0.1
Electrical Equipment	0.1
Healthcare – Products	0.1
Marine	0.1
Gas Utilities	0.1
Machinery – Diversified	0.1
Paper & Forest Products	0.1
Miscellaneous Manufacturing	0.1
Machinery – Construction & Mining	0.1
Internet	0.1
Semiconductors	0.1
Gas	0.1
Electronics	0.1
Thrifts & Mortgage Finance	0.1
Auto Parts & Equipment	0.1
Wireless Telecommunication Services	0.1
Office/Business Equipment	0.1
Life Sciences Tools & Services	0.1

99.1
Other assets in excess of other liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity, equity, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$921,780		Unrealized depreciation on OTC swap agreements	$298,915
Equity contracts	Due from/to broker —variation margin futures	2,997,068	*	Due from/to broker —variation margin futures	7,416,766	*
Equity contracts	Unaffiliated investments	92,336		—	—
Foreign exchange contracts	Due from/to broker — variation margin futures	562,919	*	Due from/to broker — variation margin futures	190,275	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	5,861,324		Unrealized depreciation on OTC cross currency exchange contracts	2,870,246
Interest rate contracts	Due from/to broker — variation margin futures	25,215,486	*	—	—

Total		$35,650,913			$10,776,202

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Commodity contracts	$—	$—	$12,984,464	$—	$12,984,464
Equity contracts	(10,896)	(21,343,479)	—	—	(21,354,375)
Foreign exchange contracts	—	(3,300)	—	(4,684,407)	(4,687,707)
Interest rate contracts	—	3,670,769	—	—	3,670,769

Total	$(10,896)	$(17,676,010)	$12,984,464	$(4,684,407)	$(9,386,849)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Commodity contracts	$—	$—	$508,802	$—	$508,802
Equity contracts	103	(2,432,516)	—	—	(2,432,413)
Foreign exchange contracts	—	372,644	—	7,191,866	7,564,510
Interest rate contracts	—	25,684,249	—	—	25,684,249

Total	$103	$23,624,377	$508,802	$7,191,866	$31,325,148

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Sold(2)	Cross Currency Exchange Contracts(1)	Total Return Swap Agreements(3)
$342,739,738	$88,227,463	$47,171,135	$24,491

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of New York Mellon	$5,861,324	$(2,870,246)	$—	$2,991,078
UBS AG	921,780	(298,915)	—	622,865

	$6,783,104

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of New York Mellon	$(2,870,246)	$2,870,246	$—	$—
UBS AG	(298,915)	298,915	—	—

	$(3,169,161)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST RCM WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $29,803,441:
Unaffiliated investments (cost $4,539,571,725)	$4,718,882,536
Affiliated investments (cost $381,267,706)	381,267,706
Foreign currency, at value (cost $1,508,412)	1,534,235
Deposit with broker for futures	28,123,219
Receivable for investments sold	60,366,169
Receivable for fund share sold	20,979,786
Dividends and interest receivable	18,701,067
Unrealized appreciation on OTC cross currency exchange contracts	5,861,324
Tax reclaim receivable	5,339,143
Unrealized appreciation on OTC swap agreements	921,780
Receivable from affiliate	13,559
Prepaid expenses	5,300

Total Assets	5,241,995,824

LIABILITIES:
Payable for investments purchased	60,704,911
Payable to broker for collateral for securities on loan	30,286,959
Unrealized depreciation on OTC cross currency exchange contracts	2,870,246
Advisory fees payable	1,362,425
Due to broker-variation margin futures	672,703
Unrealized depreciation on OTC swap agreements	298,915
Accrued expenses and other liabilities	271,003
Distribution fee payable	140,164
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	184

Total Liabilities	96,607,852

NET ASSETS	$5,145,387,972

Net assets were comprised of:
Paid-in capital	$4,128,044,694
Retained earnings	1,017,343,278

Net assets, June 30, 2016	$5,145,387,972

Net asset value and redemption price per share, $5,145,387,972 / 416,091,107 outstanding shares of beneficial interest	$12.37

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $2,789,089, of which $159,216 is reimbursable by an affiliate)	$40,361,202
Interest income	19,279,685
Affiliated income from securities lending, net	1,472,350
Affiliated dividend income	1,380,495

62,493,732

EXPENSES
Advisory fees	18,454,255
Distribution fee	6,133,187
Custodian and accounting fees	437,000
Insurance expenses	31,000
Trustees’ fees	27,000
Audit fee	19,000
Legal fees and expenses	10,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	33,937

Total expenses	25,154,379
Less: advisory fee waivers and/or expense reimbursement	(130,974)

Net expenses	25,023,405

NET INVESTMENT INCOME (LOSS)	37,470,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,505,394
Futures transactions	(17,676,010)
Swap agreements transactions	12,984,464
Foreign currency transactions	(5,990,746)

(4,176,898)

Net change in unrealized appreciation (depreciation) on:
Investments	37,772,885
Futures	23,624,377
Swap agreements	508,802
Foreign currencies	7,313,982

69,220,046

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	65,043,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,513,475

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$37,470,327	$55,540,808
Net realized gain (loss) on investment and foreign currency transactions	(4,176,898)	78,531,159
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	69,220,046	(152,147,243)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	102,513,475	(18,075,276)

FUND SHARE TRANSACTIONS:
Fund share sold [63,910,273 and 10,369,686 shares, respectively]	764,338,918	126,833,051
Net asset value of shares issued in merger [0 and 73,155,271 shares, respectively] (Note 10)	—	890,299,652
Fund share repurchased [81,982,443 and 35,159,438 shares, respectively]	(953,187,880)	(424,563,878)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(188,848,962)	592,568,825

CAPITAL CONTRIBUTIONS (NOTE 4)	2,130,265	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,205,222)	574,493,549
NET ASSETS:
Beginning of period	5,229,593,194	4,655,099,645

End of period	$5,145,387,972	$5,229,593,194

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 67.4%
COMMON STOCKS — 30.0%	Shares	Value (Note 2)
Australia — 0.9%
Acrux Ltd.	118,762	$63,772
Adelaide Brighton Ltd.	198,417	832,001
Amcor Ltd.	550,402	6,188,508
BHP Billiton Ltd.	132,711	1,849,495
BHP Billiton PLC	189,720	2,401,287
BWP Trust, REIT	81,343	222,290
Cabcharge Australia Ltd.	97,616	233,981
Collection House Ltd.	167,792	138,128
CSL Ltd.	64,362	5,427,821
Decmil Group Ltd.	117,053	62,640
Fleetwood Corp. Ltd.*	46,387	65,212
Flight Centre Travel Group Ltd.(a)	49,296	1,172,778
Harvey Norman Holdings Ltd.	56,411	196,287
Iluka Resources Ltd.	167,221	824,383
Incitec Pivot Ltd.	171,333	384,868
IRESS Ltd.	64,511	529,568
MACA Ltd.	222,069	209,522
Macquarie Group Ltd.	10,961	570,570
Medusa Mining Ltd.*	327,310	156,379
Mirvac Group, REIT	3,091,097	4,701,089
Oil Search Ltd.	805,948	4,069,694
OZ Minerals Ltd.	170,836	733,132
Perseus Mining Ltd.*	317,824	123,926
RCR Tomlinson Ltd.	117,833	149,396
Sandfire Resources NL	144,125	573,311
SEEK Ltd.	46,649	535,515
Sonic Healthcare Ltd.	29,521	478,746
Stockland, REIT	837,444	2,969,163
Tatts Group Ltd.	90,884	261,540
Telstra Corp. Ltd.	2,059,013	8,606,140
Wesfarmers Ltd.	51,823	1,562,823
Western Areas Ltd.	293,599	479,476
Westfield Corp., REIT	665,931	5,349,219
Woodside Petroleum Ltd.	406,850	8,249,812

		60,372,472

Austria
Oesterreichische Post AG*	20,633	666,311
OMV AG	70,291	1,975,938

		2,642,249

Belgium — 0.2%
AGFA-Gevaert NV*	75,803	246,080
Anheuser-Busch InBev SA/NV	36,944	4,885,364
KBC Group NV*	82,210	4,043,180
Proximus SADP	22,038	700,337
Sofina SA	3,722	492,646

		10,367,607

Bermuda
RenaissanceRe Holdings Ltd.*	8,300	974,752

Brazil — 0.1%
AES Tiete Energia SA, UTS	90,100	413,714
BTG Pactual Group, UTS	35,700	203,378
Cia Energetica de Minas Gerais, ADR	424,348	937,809
EDP – Energias do Brasil SA	46,500	197,158
Multiplus SA	13,900	152,877
Natura Cosmeticos SA	20,100	159,496
QGEP Participacoes SA	67,400	93,999

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Qualicorp SA	75,100	$436,951
Raia Drogasil SA	170,200	3,363,414
Tractebel Energia SA	62,600	746,765
Transmissora Alianca de Energia Eletrica SA, UTS	71,800	432,727
Vale SA	85,900	433,204

		7,571,492

Canada — 0.8%
Allied Properties Real Estate Investment Trust, REIT	74,296	2,224,366
ARC Resources Ltd.	173,005	2,960,750
BCE, Inc.	33,502	1,585,442
Canadian Pacific Railway Ltd.	29,590	3,809,516
Cenovus Energy, Inc.	355,578	4,918,285
Centerra Gold, Inc.	133,700	796,850
Crescent Point Energy Corp.	265,176	4,189,204
Dollarama, Inc.	44,920	3,136,177
Dominion Diamond Corp.	14,400	127,398
First Quantum Minerals Ltd.	43,100	302,579
Genworth MI Canada, Inc.	26,469	678,960
Goldcorp, Inc.	188,266	3,601,529
IAMGOLD Corp.*	147,900	612,458
Lundin Mining Corp.*	235,800	795,765
Magna International, Inc.	37,800	1,326,855
Manulife Financial Corp.	56,900	778,221
Medical Facilities Corp.	60,900	894,680
Nevsun Resources Ltd.	68,400	200,655
Potash Corp. of Saskatchewan, Inc.	69,100	1,123,186
Primero Mining Corp.*	87,600	182,394
Rogers Communications, Inc. (Class B Stock)	19,953	807,726
Suncor Energy, Inc.	359,592	9,975,446
Teck Resources Ltd. (Class B Stock)(a)	67,600	890,031
Toronto-Dominion Bank (The)	97,674	4,194,399
Transcontinental, Inc. (Class A Stock)	15,700	212,785
Turquoise Hill Resources Ltd.*	202,600	685,291
Veresen, Inc.	169,240	1,434,404
Vermilion Energy, Inc.	84,457	2,689,393
Yellow Pages Ltd.*	16,465	233,476

		55,368,221

Chile
Enersis Americas SA, ADR	54,600	468,468
Enersis Chile SA, ADR	77,300	450,659

		919,127

China — 0.4%
361 Degrees International Ltd.	478,000	137,881
51job, Inc., ADR*	9,897	290,081
Anhui Conch Cement Co. Ltd. (Class H Stock)	142,500	345,025
Bank of China Ltd. (Class H Stock)	3,707,000	1,489,873
Baoye Group Co. Ltd. (Class H Stock)	296,000	197,013
China BlueChemical Ltd. (Class H Stock)	1,692,000	298,403
China Child Care Corp. Ltd.*	239,000	14,212
China Construction Bank Corp. (Class H Stock)	1,289,000	859,297
China Lesso Group Holdings Ltd.	328,000	174,522

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Life Insurance Co. Ltd. (Class H Stock)	345,000	$743,862
China Lumena New Materials Corp.*^	3,944,000	5,084
China Mobile Ltd.	387,500	4,477,258
China Shineway Pharmaceutical Group Ltd.	318,000	349,979
China Taifeng Beddings Holdings Ltd.*^	242,000	—
China Travel International Investment Hong Kong Ltd.	944,000	274,642
CNOOC Ltd.	752,000	938,661
Dongfeng Motor Group Co. Ltd. (Class H Stock)	744,000	784,215
Geely Automobile Holdings Ltd.	1,475,000	804,527
Guangdong Investment Ltd.	758,000	1,157,149
Haitian International Holdings Ltd.	185,000	327,323
Hengan International Group Co. Ltd.	120,500	1,009,276
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,600,000	2,007,608
JD.com, Inc., ADR*	68,089	1,445,529
Kunlun Energy Co. Ltd.	638,000	530,932
Peak Sport Products Co. Ltd.	781,000	235,616
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	625,500	2,771,387
Qingling Motors Co. Ltd. (Class H Stock)	298,000	92,623
Qinqin Foodstuffs Group Cayman Co. Ltd.*	24,100	30,288
Shenguan Holdings Group Ltd.	550,000	47,548
Sinopec Engineering Group Co. Ltd. (Class H Stock)	155,500	141,101
Tencent Holdings Ltd.	338,700	7,769,667
Universal Health International Group Holding Ltd.	1,883,000	108,655
Yangzijiang Shipbuilding Holdings Ltd.	858,000	575,467

		30,434,704

Colombia
Ecopetrol SA, ADR*(a)	25,900	247,604

Denmark
Novo Nordisk A/S (Class B Stock)	59,728	3,216,526
Spar Nord Bank A/S	13,372	107,240

		3,323,766

Finland — 0.2%
Kone OYJ (Class B Stock)	32,357	1,493,293
Lassila & Tikanoja OYJ	4,216	77,901
Metso OYJ	35,082	824,777
Nokian Renkaat OYJ	98,538	3,531,804
Orion OYJ (Class B Stock)	46,619	1,810,215
Sampo OYJ (Class A Stock)	53,191	2,175,325
Tieto OYJ	33,178	908,663
Tikkurila OYJ	22,175	401,537
UPM-Kymmene OYJ	72,030	1,323,252

		12,546,767

France — 1.1%
AXA SA	94,141	1,861,422
BNP Paribas SA	185,569	8,138,261
Boiron SA	1,909	149,526
Cegid Group SA	1,307	87,810
Christian Dior SE	10,671	1,709,414
Cie Generale des Etablissements Michelin	26,352	2,483,439
Danone SA	37,146	2,599,586

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Engie SA	49,103	$788,434
Essilor International SA	14,644	1,924,656
Etablissements Maurel et Prom*(a)	177,432	571,849
Euler Hermes Group	6,194	514,396
Eutelsat Communications SA	17,216	324,955
Imerys SA	15,483	987,912
Legrand SA	80,929	4,142,882
Metropole Television SA	40,808	678,476
Neopost SA	15,748	360,953
Peugeot SA*	21,664	259,668
Publicis Groupe SA	28,000	1,873,276
Renault SA	5,475	413,351
Safran SA	30,903	2,081,073
Sanofi	112,219	9,323,501
Schneider Electric SE	96,851	5,650,379
Societe Generale SA	50,188	1,570,184
Technip SA	11,346	614,105
Total Gabon	486	71,749
TOTAL SA	405,974	19,468,983
Unibail-Rodamco SE, REIT	9,156	2,368,613
Vinci SA	39,586	2,793,472

		73,812,325

Germany — 0.8%
adidas AG	35,037	5,029,557
Axel Springer SE	3,253	170,795
BASF SE	76,800	5,888,953
Bayer AG	46,592	4,679,483
Bayer AG	27,059	2,717,680
Bayerische Motoren Werke AG	21,394	1,556,958
Bijou Brigitte AG	2,404	158,710
Commerzbank AG	78,750	512,850
Continental AG	31,306	5,923,956
Daimler AG	36,258	2,169,628
Deutsche Bank AG*	48,491	670,300
Deutsche Wohnen AG	87,229	2,969,993
Evonik Industries AG	21,587	643,480
Fresenius Medical Care AG & Co. KGaA	39,888	3,474,516
GEA Group AG	74,989	3,539,598
Hamburger Hafen und Logistik AG	8,669	129,762
HeidelbergCement AG	47,658	3,590,190
HUGO BOSS AG	26,050	1,481,003
Leifheit AG	1,073	65,016
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	5,078	851,559
ProSiebenSat.1 Media SE*	43,885	1,919,629
SAP SE	68,189	5,121,368
Siemens AG	17,771	1,823,689
Software AG	41,462	1,409,803
STADA Arzneimittel AG	40,064	2,076,413
TUI AG	29,656	337,544

		58,912,433

Greece
JUMBO SA*	29,865	392,898
Metka SA	18,497	146,358
OPAP SA	63,447	442,197

		981,453

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Guernsey
Tetragon Financial Group Ltd.	36,245	$358,825

Hong Kong — 0.6%
AIA Group Ltd.	602,800	3,625,073
Allied Properties HK Ltd.	870,000	163,681
AMVIG Holdings Ltd.	196,000	77,285
Asian Citrus Holdings Ltd.*	1,374,264	123,491
BOC Hong Kong Holdings Ltd.	681,500	2,053,601
Champion REIT, REIT	430,000	243,584
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	23,370
Cheung Kong Property Holdings Ltd.	292,000	1,839,790
CSI Properties Ltd.	5,120,000	182,078
Dah Sing Financial Holdings Ltd.	57,200	353,495
Dan Form Holdings Co. Ltd.	367,000	96,085
Emperor Entertainment Hotel Ltd.	710,000	170,429
Emperor Watch & Jewellery Ltd.*	920,000	20,305
Fairwood Holdings Ltd.	34,500	133,601
Giordano International Ltd.	940,000	433,883
Hang Lung Group Ltd.	136,000	409,743
Hang Lung Properties Ltd.	251,000	507,095
Hang Seng Bank Ltd.	66,500	1,140,662
Hanison Construction Holdings Ltd.	56,829	9,071
Henderson Land Development Co. Ltd.	29,887	168,825
HKR International Ltd.	233,600	95,894
Hongkong & Shanghai Hotels Ltd. (The)	84,500	85,799
Hongkong Land Holdings Ltd.	175,100	1,065,483
Hopewell Holdings Ltd.	153,000	486,482
Huabao International Holdings Ltd.*	554,000	197,821
Hysan Development Co. Ltd.	177,000	789,335
Jardine Strategic Holdings Ltd.	51,899	1,566,312
Kerry Properties Ltd.	117,000	289,670
Lai Sun Development Co. Ltd.	6,355,000	97,962
Lai Sun Garment International Ltd.	550,000	70,894
Lifestyle International Holdings Ltd.	526,500	884,853
Link REIT, REIT	1,375,000	9,402,534
NWS Holdings Ltd.	72,000	113,966
Real Nutriceutical Group Ltd.	1,541,000	146,941
Sa Sa International Holdings Ltd.	960,000	377,638
Sino Land Co. Ltd.	622,000	1,024,114
Sitoy Group Holdings Ltd.	271,000	109,335
SmarTone Telecommunications Holdings Ltd.	177,500	317,155
Soundwill Holdings Ltd.	28,000	45,959
Sun Hung Kai Properties Ltd.	370,000	4,465,489
Sunlight Real Estate Investment Trust, REIT	513,000	293,209
Swire Pacific Ltd. (Class A Stock)	91,000	1,028,412
Swire Properties Ltd.	1,093,400	2,913,258
Texwinca Holdings Ltd.	150,000	111,372
Wharf Holdings Ltd. (The)	248,000	1,513,427
Wheelock & Co. Ltd.	130,000	610,694

		39,879,155

Hungary
MOL Hungarian Oil & Gas PLC	5,832	337,620
OTP Bank PLC	20,797	465,382

		803,002

India — 0.1%
HDFC Bank Ltd., ADR	84,907	5,633,579

Indonesia
Bank Rakyat Indonesia Persero Tbk PT	1,083,500	891,539

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	208,000	$267,496
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,059,000	216,412
Telekomunikasi Indonesia Persero Tbk PT	1,814,700	552,115
United Tractors Tbk PT	484,400	546,533
Vale Indonesia Tbk PT*	2,010,600	280,244

		2,754,339

Ireland — 0.1%
Anglo Irish Bank Corp. PLC*^	23,146	—
Experian PLC	50,306	954,414
Independent News & Media PLC*	255,755	39,736
Kerry Group PLC (Class A Stock)	39,822	3,531,780

		4,525,930

Israel — 0.3%
Bank Hapoalim BM	248,962	1,254,243
Check Point Software Technologies Ltd.*(a)	70,393	5,608,914
Israel Chemicals Ltd.	195,201	760,518
Ituran Location and Control Ltd.*	8,802	199,717
Matrix IT Ltd.	10,173	65,065
Teva Pharmaceutical Industries Ltd., ADR	252,552	12,685,687

		20,574,144

Italy — 0.3%
ASTM SpA	38,770	422,831
Azimut Holding SpA	42,952	700,802
Banca Mediolanum SpA	216,081	1,483,088
Banca Popolare dell’Etruria e del Lazio SC*^(a)	59,346	—
Eni SpA	675,414	10,879,057
Intesa Sanpaolo SpA	1,442,182	2,746,953
Mediobanca SpA	112,365	647,427
Snam SpA	499,590	2,986,776
Societa Cattolica di Assicurazioni Scrl	36,505	231,371

		20,098,305

Japan — 2.6%
Achilles Corp.	37,000	45,161
Aichi Bank Ltd. (The)	700	29,617
Alpine Electronics, Inc.	38,100	373,389
Amano Corp.	40,200	700,258
Amuse, Inc.	14,200	263,906
Aozora Bank Ltd.	207,000	718,080
Asahi Broadcasting Corp.	14,300	86,574
Asahi Holdings, Inc.	11,500	166,597
Asahi Kasei Corp.	198,000	1,377,889
Astellas Pharma, Inc.	213,600	3,349,748
Awa Bank Ltd. (The)	46,000	240,250
Bandai Namco Holdings, Inc.	19,000	490,324
Bank of Kyoto Ltd. (The)	107,000	656,306
BML, Inc.	40,900	1,873,342
Bridgestone Corp.	108,500	3,486,858
Calsonic Kansei Corp.	70,000	531,981
Canon, Inc.	113,900	3,251,869
Central Japan Railway Co.	25,900	4,606,666
Chiyoda Integre Co. Ltd.	5,400	99,961
Chori Co. Ltd.	21,400	276,950
Comture Corp.	14,000	474,228
Corona Corp.	17,400	171,857
Daicel Corp.	98,100	1,016,519

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Daiichikosho Co. Ltd.	40,100	$1,681,069
Daikin Industries Ltd.	26,200	2,201,973
Dainichi Co. Ltd.	6,700	39,330
Daiwa Industries Ltd.	60,100	517,250
Denso Corp.	22,300	784,633
Dexerials Corp.*	76,300	534,793
Enplas Corp.	4,500	118,634
F@N Communications, Inc.	34,300	265,998
Foster Electric Co. Ltd.	7,900	125,070
Fuji Heavy Industries Ltd.	218,300	7,503,710
Fuji Kosan Co. Ltd.	8,900	33,943
FUJIFILM Holdings Corp.	14,600	566,486
Fujikura Kasei Co. Ltd.	8,100	43,568
Fujimi, Inc.	14,900	218,853
Fujishoji Co. Ltd.	10,700	108,751
Fujitsu General Ltd.	31,000	690,455
Fukushima Industries Corp.	7,800	229,911
Fuso Chemical Co. Ltd.	39,400	564,877
Future Corp.	8,000	58,560
Gendai Agency, Inc.	24,200	116,545
Geo Holdings Corp.	26,700	359,296
GLP J-Reit, REIT	820	1,035,062
Graphite Design, Inc.	4,100	14,386
Hachijuni Bank Ltd. (The)	134,000	583,606
Hamakyorex Co. Ltd.	1,900	35,119
Happinet Corp.	18,600	155,271
Hard Off Corp. Co. Ltd.	11,600	140,878
Hazama Ando Corp.	91,000	505,456
Heiwa Corp.	45,700	926,939
HI-LEX Corp.	7,000	164,407
Hino Motors Ltd.	90,000	896,396
Hitachi Chemical Co. Ltd.	59,900	1,118,716
Hoya Corp.	20,200	721,463
Ichirokudo Co. Ltd.	7,500	23,481
Iida Group Holdings Co. Ltd.	15,700	321,521
Imasen Electric Industrial	19,300	159,565
Inaba Denki Sangyo Co. Ltd.	5,100	174,677
Inpex Corp.	901,200	7,047,926
Isuzu Motors Ltd.	107,900	1,329,002
ITOCHU Corp.	96,700	1,182,952
Iwatsu Electric Co. Ltd.*	50,000	30,303
Iyo Bank Ltd. (The)	119,000	728,834
Japan Airlines Co. Ltd.	22,100	711,015
Japan Petroleum Exploration Co. Ltd.	32,300	651,073
Japan Post Holdings Co. Ltd.	56,700	689,777
Japan Real Estate Investment Corp., REIT	426	2,631,222
JCU Corp.	2,900	89,475
JSR Corp.	30,400	402,591
Kaken Pharmaceutical Co. Ltd.	58,200	3,815,712
Kanamoto Co. Ltd.	15,800	307,886
Kanematsu Electronics Ltd.	11,900	210,002
Kanto Denka Kogyo Co. Ltd.	41,000	404,820
Kato Sangyo Co. Ltd.	8,600	201,606
KDDI Corp.	377,300	11,473,594
Keihin Corp.	21,200	327,113
Keyence Corp.	6,600	4,503,368
Kinden Corp.	18,900	204,590
Konishi Co. Ltd.	20,400	262,793
Kosaido Co. Ltd.*	24,800	73,142
Kubota Corp.	359,500	4,862,355

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kuraray Co. Ltd.	34,300	$409,250
KYORIN Holdings, Inc.	8,200	160,793
Kyowa Exeo Corp.	43,300	541,715
Kyushu Financial Group, Inc.	60	297
Lawson, Inc.	72,500	5,788,025
Lintec Corp.	20,800	407,345
Maeda Road Construction Co. Ltd.	20,000	341,612
Marubeni Corp.	169,800	767,111
Marvelous, Inc.(a)	28,200	231,609
Mazda Motor Corp.	41,700	551,828
MEC Co. Ltd.	29,700	266,997
Meiko Network Japan Co. Ltd.	12,300	149,699
Meitec Corp.	6,300	214,143
Mirait Holdings Corp.	32,300	317,558
Mitsubishi Electric Corp.	149,000	1,778,815
Mitsubishi Estate Co. Ltd.	290,000	5,319,410
Mitsubishi Motors Corp.	97,500	450,093
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	58,906
Mitsuboshi Belting Ltd.	20,000	155,939
Mitsui Fudosan Co. Ltd.	204,000	4,681,960
Mitsui Matsushima Co. Ltd.	98,000	97,808
Mixi, Inc.	9,900	409,319
Mochida Pharmaceutical Co. Ltd.	10,900	880,802
Nagase & Co. Ltd.	8,700	96,232
Namura Shipbuilding Co. Ltd.	34,200	189,188
Neturen Co. Ltd.	52,100	366,740
Nexon Co. Ltd.	37,300	552,042
NHK Spring Co. Ltd.	63,600	516,170
Nichirin Co. Ltd.	11,880	147,212
Nihon Parkerizing Co. Ltd.	37,000	389,230
Nikon Corp.(a)	65,600	888,212
Nippon Denko Co. Ltd.	70,300	107,488
Nippon Electric Glass Co. Ltd.	83,000	346,483
Nippon Pillar Packing Co. Ltd.	45,000	404,103
Nippon Prologis REIT, Inc., REIT	910	2,223,107
Nippon Signal Co. Ltd.	17,000	132,849
Nishimatsuya Chain Co. Ltd.	7,900	112,033
Nissan Motor Co. Ltd.	181,500	1,619,764
Nissin Kogyo Co. Ltd.	35,200	450,842
Nittetsu Mining Co. Ltd.	30,000	97,232
Nitto Kogyo Corp.	9,900	123,081
NOK Corp.	46,400	789,061
Nomura Holdings, Inc.	90,700	322,580
Nomura Real Estate Master Fund, Inc., REIT	1,926	3,044,652
NTT DOCOMO, Inc.	338,300	9,123,460
Ohara, Inc.	4,200	20,164
ORIX Corp.	530,500	6,864,918
Osaka Gas Co. Ltd.	641,000	2,464,319
Piolax, Inc.	3,600	167,904
Press Kogyo Co. Ltd.	46,900	155,771
Riken Corp.	52,000	160,114
Sakai Chemical Industry Co. Ltd.	21,000	56,861
San-In Godo Bank Ltd. (The)	57,000	372,176
Sankyo Co. Ltd.	19,700	738,613
Seino Holdings Co. Ltd.	35,400	324,523
Sekisui Chemical Co. Ltd.	83,600	1,030,019
Sekisui Jushi Corp.	36,000	512,654
Shikoku Chemicals Corp.	11,000	85,978
Shin-Etsu Polymer Co. Ltd.	51,300	300,118

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Shinsei Bank Ltd.	172,000	$250,601
Shizuoka Bank Ltd. (The)	98,000	690,176
Showa Corp.	50,100	281,285
Sinko Industries Ltd.	39,700	443,722
SMC Corp.	18,300	4,502,279
SNT Corp.	30,200	161,818
Sony Financial Holdings, Inc.	116,000	1,311,597
SRA Holdings	5,700	109,811
Sumitomo Densetsu Co. Ltd.	14,300	155,769
Sumitomo Forestry Co. Ltd.	32,100	435,668
Sumitomo Mitsui Financial Group, Inc.	189,600	5,474,711
Sumitomo Realty & Development Co. Ltd.	61,000	1,654,159
Sumitomo Rubber Industries Ltd.	59,200	792,564
Suntory Beverage & Food Ltd.	80,600	3,647,241
Suzuki Motor Corp.	36,700	993,760
T RAD Co. Ltd.	58,000	99,746
T&D Holdings, Inc.	94,200	799,949
Tadano Ltd.	47,000	392,431
TBK Co. Ltd.	29,000	99,034
Techno Medica Co. Ltd.	4,200	61,007
Toagosei Co. Ltd.	37,800	348,730
Tocalo Co. Ltd.	4,700	76,165
Tokai Corp.	21,200	639,939
Tokai Rika Co. Ltd.	22,900	338,265
Token Corp.	7,450	585,824
Tokyo Gas Co. Ltd.	396,000	1,634,990
Tokyo Seimitsu Co. Ltd.	22,000	512,316
Toppan Forms Co. Ltd.	21,500	222,164
Topre Corp.	9,300	198,018
Tosoh Corp.	75,000	345,947
Toyo Kohan Co. Ltd.	14,000	33,410
Toyo Machinery & Metal Co. Ltd.	11,900	40,840
Toyoda Gosei Co. Ltd.	42,300	753,335
Toyota Boshoku Corp.	49,700	1,037,483
TPR Co. Ltd.	9,000	174,267
TS Tech Co. Ltd.	31,000	759,621
Unipres Corp.	25,900	416,942
United Urban Investment Corp., REIT	890	1,603,212
Utoc Corp.	15,400	45,559
Wakita & Co. Ltd.	36,000	237,651
Yamanashi Chuo Bank Ltd. (The)	10,000	35,228
Yamato Kogyo Co. Ltd.	8,400	190,668
Yamazen Corp.	53,200	424,523
Yodogawa Steel Works Ltd.	5,300	129,255
Yuasa Trading Co. Ltd.	8,000	165,048
Yurtec Corp.	20,000	136,713
Zeon Corp.	121,000	783,676

		183,674,173

Kazakhstan
KCell JSC, GDR	36,870	125,358

Luxembourg — 0.1%
RTL Group SA	12,583	1,027,645
SES SA	21,775	466,151
Tenaris SA	405,724	5,864,001

		7,357,797

Malaysia
British American Tobacco Malaysia Bhd	18,200	237,911

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico
Industrias Bachoco SAB de CV, ADR	1,100	$54,340

Netherlands — 0.3%
Aegon NV	121,349	480,826
Akzo Nobel NV	44,934	2,791,348
Arcadis NV	31,406	471,286
ASML Holding NV	19,582	1,927,626
BinckBank NV	70,474	350,343
Boskalis Westminster	30,598	1,044,089
NN Group NV(a)	21,580	594,066
Royal Dutch Shell PLC (Class A Stock), (XEQT)	305,780	8,387,710
Royal Dutch Shell PLC (Class A Stock), (XLON)(a)	230,143	6,320,947

		22,368,241

New Zealand
SKY Network Television Ltd.	94,355	322,008
Trade Me Group Ltd., (ASE)	109,362	363,299
Trade Me Group Ltd., (NZE)	78,933	261,650

		946,957

Norway — 0.6%
Aker Solutions ASA*	85,479	366,562
DNB ASA	195,486	2,339,928
Fred Olsen Energy ASA*	24,297	73,754
Norsk Hydro ASA	119,048	435,815
Petroleum Geo-Services ASA*(a)	128,796	306,612
Prosafe SE(a)	313,431	31,292
Salmar ASA	13,568	403,760
Statoil ASA	1,692,840	29,249,670
Telenor ASA	219,855	3,639,264
TGS Nopec Geophysical Co. ASA	58,685	958,890
Yara International ASA	61,387	1,950,070

		39,755,617

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*	34,200	408,690
Credicorp Ltd.	36,459	5,626,717

		6,035,407

Philippines
Manila Water Co., Inc.	155,300	89,621
Nickel Asia Corp.	3,186,800	342,808

		432,429

Poland — 0.1%
KGHM Polska Miedz SA*	54,175	914,298
Polskie Gornictwo Naftowe i Gazownictwo SA	1,214,577	1,731,545
Powszechna Kasa Oszczednosci Bank Polski SA*	138,895	823,282

		3,469,125

Portugal — 0.1%
Altri SGPS SA	22,521	72,550
Galp Energia SGPS SA	243,883	3,392,020

		3,464,570

Puerto Rico
OFG Bancorp	15,800	131,140

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Puerto Rico (continued)
Triple-S Management Corp. (Class B Stock)*	7,600	$185,668

		316,808

Russia — 0.1%
Gazprom PJSC, ADR	377,114	1,632,904
Lukoil PJSC, ADR	36,785	1,524,738
MegaFon PJSC, GDR	57,186	594,734
MMC Norilsk Nickel PJSC, ADR	54,634	720,045
Mobile TeleSystems PJSC, ADR	65,500	542,340
Surgutneftegas OJSC, ADR	160,139	821,513
Tatneft PJSC, ADR	24,858	752,434

		6,588,708

Singapore — 0.2%
Boustead Projects Ltd.*	46,200	20,470
Boustead Singapore Ltd.	154,000	91,745
CapitaLand Commercial Trust, REIT	534,100	587,446
CapitaLand Retail China Trust, REIT	189,000	210,962
Haw Par Corp. Ltd.	6,600	44,271
Hong Fok Corp. Ltd.	267,590	133,746
Hong Leong Finance Ltd.	34,000	57,041
Keppel DC REIT, REIT	61,100	50,444
M1 Ltd.	309,900	629,385
Mapletree Greater China Commercial Trust, REIT	284,200	213,801
Mapletree Industrial Trust, REIT	417,900	534,507
Metro Holdings Ltd.	90,000	67,573
SATS Ltd.	459,700	1,405,484
Singapore Telecommunications Ltd.	2,234,100	6,900,283
UMS Holdings Ltd.	130,000	56,548
United Overseas Bank Ltd.	84,300	1,161,482
UOL Group Ltd.	113,500	462,655
Wing Tai Holdings Ltd.	70,300	85,331

		12,713,174

South Africa — 0.2%
AECI Ltd.	16,944	95,488
Kumba Iron Ore Ltd.*	115,728	874,594
Lewis Group Ltd.	18,684	55,831
Liberty Holdings Ltd.	102,141	833,626
Life Healthcare Group Holdings Ltd.	337,098	829,373
MMI Holdings Ltd.	369,239	569,644
MTN Group Ltd.	327,869	3,186,357
Reunert Ltd.	33,811	143,688
Sanlam Ltd.	275,947	1,139,994
Sasol Ltd.	86,749	2,346,886
Sibanye Gold Ltd.	137,374	467,737
Truworths International Ltd.	303,688	1,767,293
Vodacom Group Ltd.	180,527	2,057,046
Wilson Bayly Holmes-Ovcon Ltd.	14,421	123,197

		14,490,754

South Korea — 0.2%
Dongil Industries Co. Ltd.	1,090	62,835
Dongyang E&P, Inc.	8,974	101,057
e-LITECOM Co. Ltd.	5,843	62,011
Hana Financial Group, Inc.	34,872	708,979
KB Financial Group, Inc.	8,977	255,270
Korea Petrochemical Ind Co. Ltd.	1,091	229,499
KT&G Corp.	17,010	2,014,580

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
LG Chem Ltd.	8,517	$1,945,016
Lotte Chemical Corp.	2,135	531,375
Samsung Electronics Co. Ltd.	3,059	3,809,530
SK Telecom Co. Ltd.	16,343	3,070,309

		12,790,461

Spain — 0.1%
Cia de Distribucion Integral Logista Holdings SA	23,023	486,492
Grupo Catalana Occidente SA	27,051	750,240
Inmobiliaria Colonial SA	4,785,635	3,496,047
Repsol SA	139,698	1,790,779

		6,523,558

Sweden — 0.3%
Alfa Laval AB	140,807	2,219,234
Atlas Copco AB (Class A Stock)	57,222	1,486,178
Axfood AB	66,686	1,280,860
B&B Tools AB (Class B Stock)	5,074	102,677
Boliden AB	76,764	1,500,283
Clas Ohlson AB (Class B Stock)	9,784	167,593
Electrolux AB (Class B Stock)	38,763	1,056,867
Fabege AB	140,276	2,385,778
Hufvudstaden AB (Class A Stock)	235,383	3,694,447
Intrum Justitia AB	53,106	1,665,541
Investment AB Oresund	5,310	74,981
SKF AB (Class B Stock)	106,286	1,703,017
Swedish Match AB	74,655	2,605,319
Telia Co. AB	676,632	3,204,176
Tethys Oil AB	54,774	415,780

		23,562,731

Switzerland — 0.9%
ABB Ltd.*	171,249	3,389,377
Baloise Holding AG	6,412	714,171
Clariant AG*	162,684	2,749,256
Coltene Holding AG	1,296	91,311
Credit Suisse Group AG*	58,565	623,859
Givaudan SA	596	1,200,061
Kuehne & Nagel International AG	9,098	1,274,718
Lonza Group AG*	17,849	2,964,929
Nestle SA	224,792	17,416,509
Novartis AG	81,912	6,760,898
Oriflame Holding AG*	5,255	134,019
Roche Holding AG	75,555	19,937,441
SGS SA	507	1,161,411
Swiss Re AG	29,104	2,541,955
Swisscom AG	2,873	1,427,323
Syngenta AG	4,052	1,555,354
UBS Group AG	201,354	2,612,688
Wizz Air Holdings PLC*	6,289	134,852

		66,690,132

Taiwan — 0.3%
104 Corp.	14,000	60,479
Ardentec Corp.	221,000	130,689
Chimei Materials Technology Corp.	179,000	82,223
China Life Insurance Co. Ltd.	461,500	359,267
Chunghwa Telecom Co. Ltd.	722,000	2,611,234
Cleanaway Co. Ltd.	99,000	533,414
Cyberlink Corp.	29,680	63,476

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Draytek Corp.	51,000	$47,493
DYNACOLOR, Inc.	41,000	55,120
Elite Advanced Laser Corp.	28,000	132,054
Elite Material Co. Ltd.	80,000	188,050
Everlight Electronics Co. Ltd.	196,000	320,173
Far EasTone Telecommunications Co. Ltd.	148,000	358,367
FLEXium Interconnect, Inc.	67,000	174,897
Greatek Electronics, Inc.	315,000	371,289
Holtek Semiconductor, Inc.	67,000	112,059
KD Holding Corp.	9,000	50,077
Lumax International Corp. Ltd.	97,000	140,319
New Era Electronics Co. Ltd.	56,000	42,482
Novatek Microelectronics Corp.	95,000	356,049
Phison Electronics Corp.*	76,000	658,747
Powertech Technology, Inc.	155,000	346,081
Realtek Semiconductor Corp.*	128,730	401,493
Simplo Technology Co. Ltd.	122,000	429,382
Sirtec International Co. Ltd.	49,000	64,826
Sonix Technology Co. Ltd.	160,000	165,089
St Shine Optical Co. Ltd.	27,000	610,149
Taiwan Secom Co. Ltd.	65,000	187,390
Taiwan Semiconductor Manufacturing Co. Ltd.	1,402,000	7,065,656
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	250,385	6,567,599
Transcend Information, Inc.	133,000	404,473
United Integrated Services Co. Ltd.	85,000	127,529

		23,217,625

Thailand — 0.1%
Advanced Info Service PCL, NVDR	318,500	1,434,682
BEC World PCL, NVDR	269,800	175,558
Kasikornbank PCL, NVDR	662,900	3,218,977
PTT Exploration & Production PCL, NVDR	852,000	2,046,216
PTT PCL, NVDR	93,200	835,867
Total Access Communication PCL, NVDR	397,600	365,925

		8,077,225

Turkey
Adana Cimento Sanayii TAS (Class C Stock)	186,638	40,834
Akcansa Cimento A/S	30,406	144,339
Enka Insaat ve Sanayi A/S	273,528	418,374
Eregli Demir ve Celik Fabrikalari TAS	281,530	398,250
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	64,388	21,509
Koza Altin Isletmeleri A/S*	98,287	435,802
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,931	99,231
Soda Sanayii A/S	71,354	113,115
TAV Havalimanlari Holding A/S	68,236	293,046
Turk Telekomunikasyon A/S	160,618	338,555
Turkcell Iletisim Hizmetleri A/S*	167,474	615,720

		2,918,775

United Kingdom — 2.7%
Admiral Group PLC	10,224	277,993
ARM Holdings PLC	288,616	4,384,020
Ashmore Group PLC	346,606	1,380,079
AstraZeneca PLC	34,436	2,058,716

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Barclays PLC	937,203	$1,743,100
Beazley PLC	105,463	512,736
Bellway PLC	13,432	340,739
Berendsen PLC	67,063	1,089,593
Berkeley Group Holdings PLC	15,810	533,870
Big Yellow Group PLC, REIT	262,097	2,729,222
Bodycote PLC	17,564	121,184
BP PLC	3,223,381	18,868,213
British American Tobacco PLC	77,043	4,994,649
BT Group PLC	785,089	4,315,341
Burberry Group PLC	138,519	2,154,733
Cairn Energy PLC*	177,106	492,546
Capita PLC	432,602	5,574,328
Chesnara PLC	65,574	241,298
Close Brothers Group PLC	35,044	531,208
Computacenter PLC	3,959	39,049
Dart Group PLC	96,858	679,529
Debenhams PLC	113,570	83,928
Derwent London PLC, REIT	96,530	3,367,717
Diageo PLC	285,987	7,989,277
Direct Line Insurance Group PLC	281,416	1,301,036
easyJet PLC	39,122	568,509
Gem Diamonds Ltd.	33,876	56,823
GKN PLC	205,098	741,526
GlaxoSmithKline PLC	425,952	9,147,368
Go-Ahead Group PLC	14,715	384,063
Great Portland Estates PLC, REIT	392,112	3,282,169
Halfords Group PLC	98,167	422,076
Highland Gold Mining Ltd.	226,955	317,242
HSBC Holdings PLC, (QMTF)	591,212	3,662,904
HSBC Holdings PLC, (XHKG)	490,800	3,005,816
IMI PLC	298,886	3,873,373
Imperial Brands PLC	151,130	8,196,240
Indivior PLC	184,084	619,413
Inmarsat PLC	41,079	442,705
ITE Group PLC	61,041	115,569
ITV PLC	865,722	2,075,731
John Wood Group PLC	155,151	1,428,195
Johnson Matthey PLC	71,340	2,675,779
Jupiter Fund Management PLC	57,220	280,981
Kingfisher PLC	164,777	707,735
Land Securities Group PLC, REIT	353,482	4,918,897
Legal & General Group PLC	854,802	2,188,387
Lloyds Banking Group PLC	5,914,572	4,283,890
Lonmin PLC*	88,139	226,178
Marks & Spencer Group PLC	219,787	941,248
Meggitt PLC	305,780	1,662,057
Melrose Industries PLC	87,153	495,127
Mitie Group PLC	211,311	700,237
Morgan Advanced Materials PLC	23,812	73,575
National Grid PLC	141,626	2,082,667
Next PLC	11,067	731,265
Noble Corp. PLC	41,500	341,960
Novae Group PLC	5,534	55,291
PayPoint PLC	19,721	238,214
Persimmon PLC	48,633	943,081
Premier Farnell PLC	78,473	172,111
Prudential PLC	415,089	7,043,642
QinetiQ Group PLC	72,130	214,121
Reckitt Benckiser Group PLC	140,330	14,071,193

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
RELX NV	51,254	$886,731
Restaurant Group PLC (The)	220,914	850,510
Rio Tinto Ltd.	165,449	5,722,986
Rio Tinto PLC	77,020	2,392,757
Rotork PLC	405,502	1,173,948
Royal Bank of Scotland Group PLC*	604,819	1,370,620
Royal Mail PLC	204,563	1,374,373
RPS Group PLC	48,745	113,324
Senior PLC	74,017	203,554
Sky PLC	194,815	2,213,781
Smiths Group PLC	71,569	1,105,976
Soco International PLC	124,723	237,242
Spectris PLC	79,291	1,930,086
St James’s Place PLC	22,273	234,887
Standard Chartered PLC	132,654	1,006,448
Subsea 7 SA*	85,184	837,315
Transocean Partners LLC, MLP	7,100	89,531
Unilever NV, CVA	92,084	4,282,810
UNITE Group PLC (The)	249,364	2,062,873
Vodafone Group PLC	1,880,020	5,731,945
Whitbread PLC	31,373	1,467,927
William Hill PLC	465,752	1,604,314
Workspace Group PLC, REIT	234,169	2,160,987

		188,246,387

United States — 15.1%
AbbVie, Inc.	45,373	2,809,042
Aetna, Inc.	37,216	4,545,190
Aflac, Inc.	36,500	2,633,840
Albemarle Corp.	36,829	2,920,908
Alexandria Real Estate Equities, Inc., REIT	58,903	6,097,639
Alliant Energy Corp.	20,152	800,034
Ally Financial, Inc.*	47,700	814,239
Alphabet, Inc. (Class A Stock)*	23,386	16,452,753
Altria Group, Inc.	78,030	5,380,949
Amazon.com, Inc.*	19,078	13,652,598
Amdocs Ltd.	40,500	2,337,660
Ameren Corp.	18,198	975,049
American Eagle Outfitters, Inc.(a)	52,400	834,732
American Electric Power Co., Inc.	22,660	1,588,239
American Equity Investment Life Holding Co.	52,100	742,425
American Financial Group, Inc.	20,900	1,545,137
Amgen, Inc.	83,562	12,713,958
Anthem, Inc.	15,200	1,996,368
Apache Corp.	121,460	6,761,678
Apple, Inc.	187,306	17,906,453
Argonaut Gold, Inc.*	65,700	193,243
AT&T, Inc.	102,523	4,430,019
Atwood Oceanics, Inc.	78,400	981,568
AvalonBay Communities, Inc., REIT	42,916	7,741,617
Axis Capital Holdings Ltd.	13,800	759,000
Baker Hughes, Inc.	142,300	6,421,999
Ball Corp.(a)	60,374	4,364,436
Bank of America Corp.	332,300	4,409,621
BB&T Corp.	81,000	2,884,410
Bed Bath & Beyond, Inc.	28,500	1,231,770
Bemis Co., Inc.	34,500	1,776,405
Best Buy Co., Inc.	57,467	1,758,490
BlackRock, Inc.	12,428	4,256,963

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Boeing Co. (The)	31,400	$4,077,918
Boston Properties, Inc., REIT	27,382	3,611,686
Brinker International, Inc.	22,800	1,038,084
Bristol-Myers Squibb Co.	59,905	4,406,013
Brocade Communications Systems, Inc.	50,700	465,426
Buckle, Inc. (The)(a)	43,900	1,140,961
C&F Financial Corp.	547	24,484
CA, Inc.	107,255	3,521,182
Cabot Oil & Gas Corp.	194,241	4,999,763
Capital One Financial Corp.	33,300	2,114,883
Cardinal Health, Inc.	13,300	1,037,533
Carnival Corp.	53,394	2,360,015
Caterpillar, Inc.(a)	56,568	4,288,420
Cato Corp. (The) (Class A Stock)	9,600	362,112
CH Robinson Worldwide, Inc.	27,600	2,049,300
Chevron Corp.	40,896	4,287,128
Chico’s FAS, Inc.	52,500	562,275
CHUBB Ltd.	43,120	5,636,215
Cimarex Energy Co.	105,394	12,575,612
Cisco Systems, Inc.	304,007	8,721,961
Citigroup, Inc.	421,552	17,869,590
Citizens Financial Group, Inc.	43,000	859,140
Civeo Corp.*	164,400	295,920
CMS Energy Corp.	21,201	972,278
CNA Financial Corp.	24,000	754,080
Coach, Inc.	51,527	2,099,210
Coca-Cola Co. (The)	187,394	8,494,570
Cognizant Technology Solutions Corp. (Class A Stock)*	61,408	3,514,994
Colgate-Palmolive Co.	122,033	8,932,816
Comcast Corp. (Class A Stock)	240,113	15,652,966
Consolidated Edison, Inc.	16,406	1,319,699
Contango Oil & Gas Co.*	9,015	110,344
Cooper Tire & Rubber Co.	12,400	369,768
Core Laboratories NV	27,022	3,347,756
Costco Wholesale Corp.	41,746	6,555,792
Cracker Barrel Old Country Store, Inc.	6,479	1,110,954
Crane Co.	7,400	419,728
CSG Systems International, Inc.	31,800	1,281,858
CSRA, Inc.	28,000	656,040
CSX Corp.	35,600	928,448
CubeSmart, REIT	102,294	3,158,839
Cummins, Inc.	44,759	5,032,702
CVR Energy, Inc.(a)	22,200	344,100
Danaher Corp.	79,511	8,030,611
Darden Restaurants, Inc.	55,573	3,519,994
DCT Industrial Trust, Inc., REIT	40,098	1,926,308
Deluxe Corp.	24,300	1,612,791
Denbury Resources, Inc.	41,200	147,908
Dillard’s, Inc. (Class A Stock)	7,000	424,200
Discover Financial Services	147,555	7,907,472
Douglas Emmett, Inc., REIT	81,497	2,894,773
Dover Corp.	14,100	977,412
Dow Chemical Co. (The)	183,645	9,128,993
DTE Energy Co.	11,535	1,143,349
Duke Energy Corp.	24,137	2,070,713
Dun & Bradstreet Corp. (The)	13,200	1,608,288
Eaton Corp. PLC	23,205	1,386,035
eBay, Inc.*	117,900	2,760,039
Electronic Arts, Inc.*	49,906	3,780,879

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Emerson Electric Co.	125,595	$6,551,035
Empire State Realty Trust, Inc. (Class A Stock), REIT	168,886	3,207,145
Energizer Holdings, Inc.	20,400	1,050,396
Ennis, Inc.	7,400	141,932
Ensco PLC (Class A Stock)	36,100	350,531
EQT Corp.	64,035	4,958,230
Equity LifeStyle Properties, Inc., REIT	46,810	3,747,141
Equity One, Inc., REIT	101,532	3,267,300
Equity Residential, REIT	62,451	4,301,625
Essex Property Trust, Inc., REIT	28,236	6,440,349
Estee Lauder Cos., Inc. (The) (Class A Stock)	72,436	6,593,125
Everest Re Group Ltd.	9,600	1,753,632
Eversource Energy	19,665	1,177,933
Express Scripts Holding Co.*	75,100	5,692,580
Exterran Corp.*	9,999	128,487
Extra Space Storage, Inc., REIT	37,579	3,477,561
Exxon Mobil Corp.	381,931	35,802,212
Facebook, Inc. (Class A Stock)*	58,548	6,690,865
FBL Financial Group, Inc. (Class A Stock)	3,404	206,521
Federal Realty Investment Trust, REIT	34,452	5,703,529
Federated National Holding Co.	20,800	396,032
FedEx Corp.	23,341	3,542,697
Fifth Third Bancorp	237,088	4,170,378
FMC Technologies, Inc.*	132,357	3,529,961
Fossil Group, Inc.*	9,600	273,888
GameStop Corp. (Class A Stock)	18,600	494,388
Gannett Co., Inc.	45,400	626,974
Gap, Inc. (The)(a)	95,657	2,029,842
Garmin Ltd.	52,192	2,213,985
General Dynamics Corp.	9,200	1,281,008
General Growth Properties, Inc., REIT	185,086	5,519,265
General Mills, Inc.	113,262	8,077,846
Gentex Corp.	103,100	1,592,895
Genuine Parts Co.	16,500	1,670,625
Gilead Sciences, Inc.	47,600	3,970,792
Global Brass & Copper Holdings, Inc.	7,900	215,591
GNC Holdings, Inc. (Class A Stock)	19,600	476,084
Goldman Sachs Group, Inc. (The)	24,880	3,696,670
Guess?, Inc.	12,400	186,620
H&R Block, Inc.	24,618	566,214
Halliburton Co.	251,309	11,381,784
Harris Corp.	13,000	1,084,720
Harte-Hanks, Inc.	23,200	36,888
HCA Holdings, Inc.*	27,286	2,101,295
HCI Group, Inc.	22,300	608,344
Healthcare Realty Trust, Inc., REIT	134,887	4,719,696
Helmerich & Payne, Inc.	56,464	3,790,428
Hess Corp.	221,090	13,287,509
Hewlett Packard Enterprise Co.	500,633	9,146,565
Hibbett Sports, Inc.*(a)	26,800	932,372
Hillenbrand, Inc.	52,900	1,589,116
HollyFrontier Corp.	29,100	691,707
Home Depot, Inc. (The)	65,269	8,334,199
Horace Mann Educators Corp.	25,718	869,011
HP, Inc.	135,900	1,705,545
Hudson Pacific Properties, Inc., REIT	79,300	2,313,974
Huntington Ingalls Industries, Inc.	21,700	3,646,251
Ingersoll-Rand PLC	45,578	2,902,407

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Innophos Holdings, Inc.	13,500	$569,835
Intel Corp.	303,033	9,939,482
International Bancshares Corp.	12,100	315,689
International Business Machines Corp.	63,738	9,674,154
International Paper Co.	100,774	4,270,802
Interpublic Group of Cos., Inc. (The)	169,052	3,905,101
j2 Global, Inc.(a)	21,532	1,360,176
John Wiley & Sons, Inc. (Class A Stock)	33,700	1,758,466
Johnson & Johnson	117,998	14,313,157
JPMorgan Chase & Co.	237,887	14,782,298
KeyCorp	114,300	1,263,015
Keysight Technologies, Inc.*	35,700	1,038,513
Kohl’s Corp.(a)	17,600	667,392
Lear Corp.	7,200	732,672
Lincoln Electric Holdings, Inc.	9,500	561,260
Lincoln National Corp.	39,100	1,515,907
Linear Technology Corp.	61,800	2,875,554
Lockheed Martin Corp.	16,768	4,161,315
LyondellBasell Industries NV (Class A Stock)	98,993	7,367,059
Macerich Co. (The), REIT	29,448	2,514,565
Macy’s, Inc.	27,307	917,788
Marathon Oil Corp.	81,800	1,227,818
Marathon Petroleum Corp.	30,400	1,153,984
MasterCard, Inc. (Class A Stock)	102,354	9,013,293
Maxim Integrated Products, Inc.	45,300	1,616,757
McDonald’s Corp.	22,256	2,678,287
Medallion Financial Corp.	5,700	42,066
Medtronic PLC	70,852	6,147,828
Merck & Co., Inc.	108,600	6,256,446
Meredith Corp.	838	43,501
Meridian Bioscience, Inc.	23,963	467,279
MGIC Investment Corp.*	292,336	1,739,399
Michael Kors Holdings Ltd.*	33,900	1,677,372
Microchip Technology, Inc.(a)	50,544	2,565,613
Microsoft Corp.	131,000	6,703,270
Mohawk Industries, Inc.*	22,156	4,204,323
Molina Healthcare, Inc.*(a)	23,700	1,182,630
Mondelez International, Inc. (Class A Stock)	106,475	4,845,677
Monster Beverage Corp.*	16,827	2,704,267
Morgan Stanley	89,100	2,314,818
Mosaic Co. (The)	66,119	1,730,995
Movado Group, Inc.	10,100	218,968
Nasdaq, Inc.	67,516	4,366,260
National Oilwell Varco, Inc.(a)	145,481	4,895,436
National Presto Industries, Inc.	1,400	132,090
National Western Life Group, Inc. (Class A Stock)	3,000	585,810
NetApp, Inc.	68,000	1,672,120
NETGEAR, Inc.*	10,600	503,924
NeuStar, Inc. (Class A Stock)*	28,100	660,631
Newell Brands, Inc.	43,873	2,130,912
Newfield Exploration Co.*	98,959	4,372,009
NextEra Energy, Inc.	59,509	7,759,974
Noble Energy, Inc.	156,014	5,596,222
Nordstrom, Inc.	17,300	658,265
Nu Skin Enterprises, Inc. (Class A Stock)	41,500	1,916,885
Oasis Petroleum, Inc.*	28,200	263,388
Occidental Petroleum Corp.	216,737	16,376,648
Oceaneering International, Inc.	39,700	1,185,442

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
OGE Energy Corp.	21,258	$696,199
Omnicom Group, Inc.	33,100	2,697,319
Oracle Corp.	291,789	11,942,924
O’Reilly Automotive, Inc.*	20,732	5,620,445
Outerwall, Inc.	5,200	218,400
Packaging Corp. of America	15,156	1,014,391
Parker-Hannifin Corp.	23,600	2,549,980
Paychex, Inc.	21,707	1,291,567
Pebblebrook Hotel Trust, REIT	117,572	3,086,265
PepsiCo, Inc.	57,000	6,038,580
PetMed Express, Inc.	19,400	363,944
Pfizer, Inc.	487,202	17,154,382
Philip Morris International, Inc.	54,827	5,577,002
Pinnacle West Capital Corp.	54,433	4,412,339
Pioneer Natural Resources Co.	47,741	7,218,917
Pitney Bowes, Inc.	52,200	929,160
PNC Financial Services Group, Inc. (The)	36,900	3,003,291
PPL Corp.	35,273	1,331,556
Principal Financial Group, Inc.	41,200	1,693,732
Procter & Gamble Co. (The)	120,488	10,201,719
Public Service Enterprise Group, Inc.	28,537	1,330,110
Public Storage, REIT	13,669	3,493,660
QUALCOMM, Inc.	160,896	8,619,199
Quest Diagnostics, Inc.	79,824	6,498,472
Ralph Lauren Corp.	8,100	725,922
Raytheon Co.	23,242	3,159,750
Reliance Steel & Aluminum Co.	18,900	1,453,410
REX American Resources Corp.*	7,900	472,657
Rexford Industrial Realty, Inc., REIT	177,416	3,741,703
Robert Half International, Inc.	38,800	1,480,608
Rowan Cos. PLC (Class A Stock)*	25,200	445,032
RPX Corp.*	21,000	192,570
Sanderson Farms, Inc.	3,400	294,576
SCANA Corp.	11,839	895,739
Schlumberger Ltd.	258,749	20,461,871
Schweitzer-Mauduit International, Inc.	37,000	1,305,360
Scripps Networks Interactive, Inc. (Class A Stock)	65,300	4,066,231
Seagate Technology PLC(a)	29,300	713,748
Shire PLC	76,075	4,700,189
Signet Jewelers Ltd.	19,664	1,620,510
Simon Property Group, Inc., REIT	55,135	11,958,781
Sonoco Products Co.	51,100	2,537,626
Southern Co. (The)	35,693	1,914,216
Staples, Inc.	70,200	605,124
Starbucks Corp.	76,983	4,397,269
STORE Capital Corp., REIT	162,616	4,789,041
Strayer Education, Inc.*	4,700	230,911
Sun Communities, Inc., REIT	50,184	3,846,102
Sunstone Hotel Investors, Inc., REIT	298,884	3,607,530
Symantec Corp.	64,700	1,328,938
Syntel, Inc.*	30,229	1,368,165
Taro Pharmaceutical Industries Ltd.*(a)	21,500	3,130,400
Tech Data Corp.*	7,700	553,245
Teradata Corp.*	57,300	1,436,511
Terra Nitrogen Co. LP, MLP	2,800	292,796
Terreno Realty Corp., REIT	112,145	2,901,191
Tesoro Corp.	15,900	1,191,228
Texas Instruments, Inc.	98,793	6,189,381
Thermo Fisher Scientific, Inc.	65,188	9,632,179

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Thor Industries, Inc.	12,900	$835,146
Tilly’s, Inc. (Class A Stock)*	11,300	65,427
Timken Co. (The)	22,100	677,586
TJX Cos., Inc. (The)	77,843	6,011,815
Torchmark Corp.	19,700	1,217,854
Transocean Ltd.	64,700	769,283
TripAdvisor, Inc.*	27,556	1,771,851
Tupperware Brands Corp.	28,400	1,598,352
Tyson Foods, Inc. (Class A Stock)	60,637	4,049,945
Union Pacific Corp.	10,400	907,400
United Insurance Holdings Corp.	10,700	175,266
United Technologies Corp.	60,157	6,169,100
United Therapeutics Corp.*	17,300	1,832,416
UnitedHealth Group, Inc.	81,164	11,460,357
Universal Corp.	3,500	202,090
Universal Insurance Holdings, Inc.	49,700	923,426
USANA Health Sciences, Inc.*	4,000	445,720
Valero Energy Corp.	83,159	4,241,109
Validus Holdings Ltd.	16,600	806,594
Viacom, Inc. (Class B Stock)	71,900	2,981,693
Vishay Intertechnology, Inc.	52,300	647,997
Voya Financial, Inc.	21,900	542,244
Waddell & Reed Financial, Inc. (Class A Stock)	39,100	673,302
Walgreens Boots Alliance, Inc.	75,014	6,246,416
Wal-Mart Stores, Inc.	82,000	5,987,640
Walt Disney Co. (The)	46,148	4,514,197
Waste Management, Inc.	22,153	1,468,079
WEC Energy Group, Inc.	18,692	1,220,588
WellCare Health Plans, Inc.*	4,300	461,304
Wells Fargo & Co.	245,482	11,618,663
Welltower, Inc., REIT	94,210	7,175,976
Western Digital Corp.(a)	15,800	746,708
Western Refining, Inc.(a)	33,500	691,105
Western Union Co. (The)	194,883	3,737,856
Westlake Chemical Corp.	15,500	665,260
Xilinx, Inc.	26,000	1,199,380
Zumiez, Inc.*(a)	23,100	330,561

		1,066,125,031

TOTAL COMMON STOCKS (cost $2,131,846,398)		2,113,285,545

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	132,000	349,282
Cia Energetica de Sao Paulo (PRFC B)	76,900	282,483
Itausa – Investimentos Itau SA (PRFC)	821,164	1,917,234
Vale SA (PRFC)	98,000	395,685
Vale SA (PRFC), ADR	87,900	352,479

		3,297,163

Germany
KSB AG (PRFC)	248	85,318
Porsche Automobil Holding SE (PRFC)	14,949	690,974
STO SE & Co. KGaA (PRFC)	920	105,383

		881,675

United States
Morgan Stanley, Series I, 6.375%(c)	43,800	1,184,790

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Morgan Stanley, Series F, 6.875%(c)	10,650	$306,081
State Street Corp., Series G, 5.350%(c)	15,400	413,336

		1,904,207

TOTAL PREFERRED STOCKS (cost $7,610,495)		6,083,045

	Units
RIGHTS*
Australia
Perseus Mining Ltd., expiring 07/15/16 (cost $0)	31,782	541

	Shares
UNAFFILIATED FUNDS — 5.3%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,137,769	59,653,232
HICL Infrastructure Co. Ltd.	421,842	958,209
T. Rowe Price Value Fund (Retail Shares)	9,903,508	316,119,986

TOTAL UNAFFILIATED FUNDS (cost $335,993,048)		376,731,427

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.7%
Non-Residential Mortgage-Backed Securities — 4.7%
American Express Issuance Trust II,
Series 2013-2, Class A
0.872%(c)	08/15/19	1,619	1,622,662
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	610,282
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,139,292
Series 2014-1, Class C
2.150%	03/09/20	3,000	3,017,730
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,411,339
Series 2016-2, Class C
2.870%	11/08/21	10,615	10,825,493
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	4,220	3,983,917
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.802%(c)	12/16/19	1,280	1,280,768
Series 2014-2, Class A
0.782%(c)	03/16/20	3,880	3,879,349
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A2
0.982%(c)	03/15/23	5,920	5,852,641
Capital One Multi-Asset Execution Trust,
Series 2016-A1, Class A1
0.900%(c)	02/15/22	10,900	10,918,814
CarFinance Capital Auto Trust,
Series 2015-1A, Class A, 144A
1.750%	06/15/21	1,033	1,029,103

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Castle Aircraft Securitization Trust,
Series 2015-1A, Class A, 144A
4.703%	12/15/40	5,467	$5,431,413
Chase Issuance Trust,
Series 2012-A2, Class A2
0.712%(c)	05/15/19	2,430	2,431,502
Series 2016-A1, Class A
0.852%(c)	05/17/21	10,900	10,903,134
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,729,302
CIT Equipment Collateral,
Series 2014-VT1, Class A3, 144A
1.500%	10/21/19	5,390	5,393,562
Citi Held For Asset Issuance,
Series 2015-PM1, Class A, 144A
1.850%	12/15/21	750	748,803
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	7,739	7,425,300
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	3,002	2,884,265
Series 2014-1A, Class A, 144A
3.290%	06/18/29	1,936	1,855,159
Series 2014-2A, Class A, 144A
3.380%	10/18/29	4,572	4,409,450
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	372	372,202
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	1,341	1,339,587
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,189	1,136,659
Series 2014-2A, Class A, 144A
3.270%	11/18/29	3,123	2,989,499
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	10,900	11,148,132
ECAF I Ltd. (Ireland),
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	13,463	12,991,923
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,577,548
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	29	28,568
Flagship Credit Auto Trust,
Series 2013-2, Class A, 144A
1.940%	01/15/19	240	240,161
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	954,519
Series 2015-2, Class A, 144A
1.980%	10/15/20	4,255	4,252,110
Series 2016-1, Class A, 144A
2.770%	12/15/20	3,326	3,352,346

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	4,944	$4,714,104
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	3,638	3,467,813
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	8,525	8,020,504
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	4,148	4,152,538
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,620	2,625,689
Series 2015-1A, Class A, 144A
3.190%	03/18/26	14,265	14,411,910
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,800	5,798,284
Series 2016-1A, Class A, 144A
3.660%	02/20/29	7,650	7,820,470
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,817,925
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,337	1,340,464
Series 2013-4, Class C
3.250%	01/15/20	5,555	5,612,559
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,061,682
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,963,428
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,033,185
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,424,986
SoFi Professional Loan Program LLC,
Series 2015-B, Class A1, 144A
1.496%(c)	04/25/35	708	695,349
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	2,081	2,088,531
Series 2014-AA, Class B, 144A
4.610%	10/25/27	8,355	8,368,213
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	15,271	15,361,328
Store Master Funding I LLC,
Series 2015-1A, Class A1, 144A
3.750%	04/20/45	3,231	3,140,601
Synchrony Credit Card Master Note Trust,
Series 2012-6, Class A
1.360%	08/17/20	10,890	10,917,580
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	1,813	1,767,627
Series 2014-1A, Class A, 144A
3.510%	02/22/39	3,264	3,184,794
Series 2014-1A, Class B, 144A
4.100%	02/22/39	5,236	4,951,070

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2014-2A, Class A2, 144A
3.330%	05/20/39		8,394	$8,189,540
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38		3,270	3,210,613
Series 2014-1A, Class A, 144A
3.270%	10/20/39		3,979	3,840,340
Trinity Rail Leasing LLC,
Series 2013-1A, Class A, 144A^
3.898%	07/15/43		1,460	1,430,050
Trip Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41		8,345	9,071,688
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19		10,290	10,268,596
VB-S1 Issuer LLC,
Series 2016-1A, Class C, 144A^
3.065%	06/15/46		6,480	6,512,620
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45		10,746	10,804,899
Westlake Automobile Receivables Trust,
Series 2014-1A, Class C, 144A
1.700%	11/15/19		1,711	1,709,534
World Financial Network Credit Card Master Trust,
Series 2015-C, Class A
1.260%	03/15/21		10,790	10,797,875

				333,742,923

Residential Mortgage-Backed Securities
FHLMC Structured Pass-Through Securities,
Series T-15, Class A6
0.846%(c)	11/25/28		48	48,552

TOTAL ASSET-BACKED SECURITIES (cost $337,521,425)				333,791,475

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
1.242%(c)	06/15/28		2,215	2,196,550
Commercial Mortgage Trust,
Series 2014-SAVA, Class A, 144A
1.593%(c)	06/15/34		1,798	1,796,830
Series 2014-TWC, Class A, 144A
1.289%(c)	02/13/32		2,165	2,151,231
DECO Ltd. (Ireland),
Series 2012-MHLX, Class A
2.859%(c)	07/28/21	GBP	4,744	6,316,738
Fannie Mae-Aces,
Series 2012-M14, Class X2, IO
0.502%(c)	09/25/22		49,458	1,214,245
Series 2014-M8, Class FA
0.674%(c)	05/25/18		1,640	1,635,093
Series 2014-M8, Class X2, IO
0.424%(c)	06/25/24		47,538	1,293,165

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1, IO
1.346%(c)	03/25/24	27,624	$2,003,933
FREMF Mortgage Trust,
Series 2013-KF02, Class B, 144A
3.427%(c)	12/25/45	1,431	1,415,011
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
0.940%(c)	10/16/44	11,333	453,921
Series 2012-70, Class IO, IO
0.588%(c)	08/16/52	11,248	379,516
Series 2012-78, Class IO, IO
0.659%(c)	06/16/52	23,855	1,059,530
Series 2012-107, Class IO, IO
0.567%(c)	12/16/53	28,143	1,267,113
Series 2012-123, Class IO, IO
0.847%(c)	12/16/51	16,194	978,862
Series 2012-132, Class IO, IO
0.965%(c)	06/16/54	3,200	161,462
Series 2012-135, Class IO, IO
0.688%(c)	01/16/53	29,929	1,458,044
Series 2012-147, Class AK
2.587%(c)	04/16/54	1,493	1,563,416
Series 2012-152, Class IO, IO
0.740%(c)	01/16/54	13,220	746,108
Series 2014-45, Class BI, IO
0.840%(c)	07/16/54	16,037	973,317
Series 2014-47, Class IA, IO
1.114%(c)	02/16/48	13,817	771,322
Series 2014-75, Class IO, IO
0.826%(c)	08/16/54	62,635	3,214,882
Series 2014-92, Class IO, IO
0.663%(c)	05/16/54	11,585	554,184
Series 2014-155, Class IB, IO
1.340%(c)	08/16/55	16,061	1,319,141
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.392%(c)	02/15/27	2,992	2,971,487
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.463%(c)	11/05/30	1,682	1,679,785
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41	1,225	1,236,141
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	1,360	1,371,393
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.842%(c)	11/15/26	1,300	1,298,045
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.648%(c)	03/23/45	696	698,738

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $47,031,829)			44,179,203

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 19.3%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49		735	$758,801
BHP Billiton Finance USA Ltd.,
Gtd. Notes, 144A
6.250%(c)	10/19/75	(a)	1,310	1,379,430
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, GMTN
2.400%	11/02/20		2,300	2,368,708
Sydney Airport Finance Co. Pty Ltd.,
Gtd. Notes, 144A
3.625%	04/28/26		3,445	3,555,106

				8,062,045

Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21		3,090	3,204,376
3.300%	02/01/23		8,540	8,998,342
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		2,215	2,216,289

				14,419,007

Brazil
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		1,920	1,925,760

Canada — 0.8%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/17		5,050	5,082,052
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17		5,475	5,512,016
2.150%	08/03/16		4,620	4,625,142
Sr. Unsec’d. Notes
2.450%	03/22/21		4,670	4,798,467
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,994	2,103,401
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,875	3,095,541
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	(a)	514	331,530
Enbridge, Inc.,
Sr. Unsec’d. Notes
3.500%	06/10/24		3,885	3,717,654
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21		910	905,450
Petro-Canada,
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,730,099
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/24		2,725	2,865,817

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
6.500%	06/15/38	1,935	$2,493,520
6.850%	06/01/39	1,445	1,920,867
Teck Resources Ltd.,
Gtd. Notes, 144A
8.500%	06/01/24	210	217,875
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	12,580	12,630,119
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	1,395	1,415,925

			53,445,475

Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25	1,450	1,517,761
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	1,450	1,445,621

			2,963,382

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	1,220	1,211,847

France — 0.4%
BPCE SA,
Gtd. Notes
2.500%	12/10/18	5,150	5,280,954
Gtd. Notes, MTN
2.250%	01/27/20	3,790	3,852,198
Sub. Notes, 144A
4.500%	03/15/25	2,590	2,588,723
4.875%	04/01/26	5,000	5,129,785
5.700%	10/22/23	1,785	1,914,523
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	600	595,898
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,895	1,842,887
7.375%	05/01/26	400	395,500
Societe Generale SA,
Sub. Notes, 144A
5.000%	01/17/24	3,790	3,941,240

			25,541,708

Germany — 0.4%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	800	805,304
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20	13,020	13,197,306
2.950%	03/19/22	2,621	2,685,353
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18	4,995	5,080,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Germany (continued)
Norddeutsche Landesbank Girozentrale,
Sec’d. Note, 144A
2.000%	02/05/19	1,800	$1,830,695
Schaeffler Finance BV,
First Lien, RegS
4.250%	05/15/21	1,355	1,373,631
Sr. Sec’d. Notes, 144A
4.250%	05/15/21	225	228,094
4.750%	05/15/21	300	306,375
Schaeffler Holding Finance BV,
Sr. Sec’d. Notes, PIK, 144A
6.750%	11/15/22	425	467,773
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	940	944,700
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.000%	04/29/20	670	684,238

			27,603,849

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24	680	694,025
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21	3,085	2,992,450
6.750%	12/15/20	816	820,080
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	935	956,037
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45	2,880	2,844,876

			8,307,468

Italy — 0.1%
Enel SpA,
Jr. Sub. Notes, 144A
8.750%(c)	09/24/73	900	1,024,875
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	4,280	4,269,300
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	775	738,188

			6,032,363

Jamaica
Digicel Ltd.,
Gtd. Notes, 144A
6.750%	03/01/23	320	272,000

Luxembourg — 0.1%
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	1,000	1,010,000
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25	365	363,175

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Luxembourg (continued)
8.000%	10/15/39		988	$958,360
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19		548	553,572
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.875%	02/15/19	(a)	1,300	1,298,375
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22		935	631,125
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23		1,115	275,963
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25		293	285,675

				5,376,245

Mexico — 0.2%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		3,070	3,273,387
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		3,287	3,271,056
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,145	2,059,547
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26		975	938,340
4.875%	01/24/22		3,050	3,118,289

				12,660,619

Netherlands — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
4.500%	05/15/21		2,130	2,179,523
Constellium NV,
Gtd. Notes, 144A
8.000%	01/15/23		600	528,000
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25		1,340	1,399,668
Gtd. Notes
3.875%	02/08/22		750	814,801
3.950%	11/09/22		3,975	4,110,869
GTH Finance BV,
Gtd. Notes, 144A
7.250%	04/26/23		750	780,000
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		2,170	2,242,502
Koninklijke KPN NV,
Jr. Sub. Notes, 144A
7.000%(c)	03/28/2073		1,180	1,247,850
Shell International Finance BV,
Gtd. Notes
1.875%	05/10/21		2,480	2,493,142

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Netherlands (continued)
4.000%	05/10/46		725	$739,433

				16,535,788

New Zealand
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16		1,263	1,266,157
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
7.000%	07/15/24		400	411,800
Sr. Sec’d. Notes
5.750%	10/15/20		1,000	1,032,500

				2,710,457

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,717,800

Switzerland — 0.4%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 144A
3.450%	04/16/21		4,590	4,635,666
Glencore Funding LLC,
Gtd. Notes, 144A
1.693%(c)	04/16/18		3,775	3,624,000
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		1,335	1,410,302
UBS AG,
Sr. Unsec’d. Notes
1.375%	06/01/17		3,065	3,069,628
Sr. Unsec’d. Notes, GMTN
1.340%(c)	03/26/18		6,020	6,025,171
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
3.000%	04/15/21		6,935	7,073,353

				25,838,120

United Kingdom — 1.2%
Barclays Bank PLC,
Sub. Notes
5.140%	10/14/20		1,045	1,107,430
Sub. Notes, 144A
10.179%	06/12/21		6,700	8,435,461
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25		5,720	5,500,175
Sub. Notes
5.200%	05/12/26		8,120	8,204,148
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20		3,165	3,255,525
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		1,850	1,966,650
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	600	596,250

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC,
Jr. Sub. Notes
6.875%(c)	12/29/49		535	$532,325
Sr. Unsec’d. Notes
3.600%	05/25/23		885	904,443
4.000%	03/30/22	(a)	8,740	9,187,034
4.875%	01/14/22		3,885	4,263,069
Sub. Notes
4.250%	08/18/25		2,310	2,331,074
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		2,735	2,495,687
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23	(a)	500	519,375
Lloyds Bank PLC,
Gtd. Notes
2.300%	11/27/18		970	975,461
Lloyds Banking Group PLC,
Sr. Unsec’d. Note
3.100%	07/06/21		580	585,284
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		2,500	2,553,463
3.500%	03/22/22		8,175	8,602,822
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
4.800%	04/05/26		1,010	1,027,241
Sub. Notes
5.125%	05/28/24		900	877,593
6.000%	12/19/23		395	401,372
6.100%	06/10/23		1,050	1,073,875
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	10/16/20		1,765	1,751,364
Santander UK PLC,
Sr. Unsec’d. Notes, GMTN
1.511%(c)	08/24/18		3,500	3,492,552
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18		9,005	8,908,349
Sub. Notes
5.700%	01/25/22		1,940	2,085,727
Tesco PLC,
Sr. Unsec’d. Notes, 144A
6.150%	11/15/37		1,431	1,332,919
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,980	2,142,503
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,530	1,464,975

				86,574,146

United States — 15.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		3,300	3,684,463

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	5,415	$5,535,879
3.200%	11/06/22	2,630	2,719,499
3.600%	05/14/25	1,805	1,891,333
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	290	284,200
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	7,788	8,088,305
3.800%	03/15/25	5,359	5,583,156
4.750%	03/15/45	3,405	3,575,499
4.850%	06/15/44	1,430	1,505,979
AES Corp.,
Sr. Unsec’d. Notes
3.673%(c)	06/01/19	519	517,703
4.875%	05/15/23	815	804,813
5.500%	03/15/24	245	250,819
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	4,610	4,709,133
3.200%	06/15/26	7,030	7,232,633
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20	1,070	1,102,397
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	1,265	872,850
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	320	325,184
5.500%	02/15/22	1,220	1,268,800
6.750%	04/15/17	1,565	1,611,950
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	1,255	1,295,787
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23	1,080	1,121,283
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	1,335	1,278,263
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	764	644,625
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	1,160	1,160,000
7.500%	09/15/20	2,396	2,671,540
Sr. Unsec’d. Notes
3.250%	09/29/17	1,315	1,321,575
4.125%	02/13/22	2,275	2,257,937
5.125%	09/30/24	335	341,281
Sub. Notes
5.750%	11/20/25	550	551,375
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	1,520	1,733,756

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
9.950%	11/10/38	2,847	$5,121,594
10.200%	02/06/39	888	1,645,625
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23	322	288,190
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	1,133	1,169,340
American Express Centurion Bank,
Sr. Unsec’d. Notes, MTN
6.000%	09/13/17	1,500	1,580,255
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	580	554,625
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.950%(c)	06/05/17	5,510	5,502,589
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	5,997	6,195,531
3.900%	04/01/26	4,267	4,397,280
4.375%	01/15/55	2,125	1,964,713
6.400%	12/15/20	3,330	3,916,283
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	9,825	10,054,188
3.375%	10/15/26	6,615	6,649,411
3.400%	02/15/19	3,485	3,629,035
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,960	2,137,102
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	5,230	5,112,011
4.850%	03/15/21	470	498,489
5.550%	03/15/26	2,175	2,401,809
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	1,465	1,536,716
Apple, Inc.,
Sr. Unsec’d. Notes
4.375%	05/13/45	4,225	4,603,070
4.650%	02/23/46	1,705	1,925,929
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21	920	823,400
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	1,040	1,071,200
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	6,540	6,550,333
3.900%	03/11/24	4,485	4,747,404
4.350%	06/15/45	2,350	2,277,070
4.500%	05/15/35	2,160	2,209,665
4.750%	05/15/46	2,070	2,121,487
5.150%	03/15/42	11,945	12,888,201

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AutoNation, Inc.,
Gtd. Notes
4.500%	10/01/25		1,845	$1,948,248
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49	(a)	1,260	1,184,400
6.500%(c)	10/29/49		420	447,300
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,960	5,104,569
Sr. Unsec’d. Notes, MTN
1.495%(c)	04/01/19		4,960	4,949,276
5.625%	07/01/20		7,305	8,218,417
Sub. Notes, MTN
3.950%	04/21/25		9,345	9,516,434
4.000%	01/22/25		4,527	4,614,421
4.200%	08/26/24		1,695	1,752,152
Bank of America NA,
Sub. Notes
6.100%	06/15/17		1,400	1,459,795
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44		2,220	2,501,003
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,249,883
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		2,050	2,118,126
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		289	248,540
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,885,937
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		970	1,033,050
Gtd. Notes, 144A
6.375%	04/01/26		460	480,700
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes(i)
7.875%	04/15/22		550	110,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,160	2,398,589
4.700%	09/01/45		2,850	3,351,457
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		1,675	1,603,813
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20		1,295	1,298,237
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21		528	266,640
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,620	2,613,450

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.000%	01/15/22	375	$392,813
Sr. Unsec’d. Notes
5.750%	01/15/25	1,435	1,395,537
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17	1,300	1,299,977
Sub. Notes
3.375%	02/15/23	5,665	5,786,237
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	3,065	3,087,929
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	2,620	2,692,349
CBS Corp.,
Gtd. Notes
4.600%	01/15/45	469	464,829
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22	2,280	2,339,850
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	905	910,091
5.750%	02/15/26	550	566,500
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	920	818,800
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	500	475,000
5.125%	12/15/21	300	285,750
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	4,640	5,072,921
6.384%	10/23/35	660	781,562
6.484%	10/23/45	6,660	7,952,180
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	755	479,425
5.375%	06/15/21	605	390,225
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20	1,000	1,001,622
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/01/21	640	635,200
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	1,590	1,617,825
5.000%	08/01/23	500	503,750
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	670	630,336
5.950%(c)	12/29/49	965	940,175
Sr. Unsec’d. Notes
2.150%	07/30/18	2,935	2,970,775
2.700%	03/30/21	7,415	7,546,935
3.700%	01/12/26	3,340	3,515,978
8.125%	07/15/39	3,075	4,795,871

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sub. Notes
3.875%	03/26/25		4,735	$4,782,871
4.300%	11/20/26		9,125	9,401,113
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)	475	59,375
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		1,075	1,101,875
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		195	199,193
5.500%	06/15/24		540	548,100
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24		2,840	2,925,603
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		8,863	8,663,583
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		1,190	1,100,750
Gtd. Notes, 144A
6.250%	04/01/23		1,460	1,343,200
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	(a)	4,025	4,201,838
3.700%	06/15/26		2,535	2,615,337
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		940	1,225,186
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		2,285	2,337,397
2.800%	07/20/20		5,000	5,206,350
5.125%	07/20/45		3,320	4,118,712
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		945	982,800
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		740	758,870
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		1,385	1,400,373
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	8,650	8,388,727
5.000%	06/15/45		4,549	4,243,635
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		660	689,318
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		7,345	7,620,974
Sr. Unsec’d. Notes, 144A
5.875%	06/15/21		660	673,050
Digital Realty Trust LP,
Gtd. Notes
3.625%	10/01/22		269	276,956

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.950%	07/01/22	2,885	$3,022,107
5.250%	03/15/21	1,305	1,466,911
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	3,730	3,742,067
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,425	2,443,025
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	2,225	2,024,750
5.875%	11/15/24	475	441,750
Gtd. Notes, 144A
7.750%	07/01/26	2,445	2,518,350
Dollar General Corp.,
Sr. Unsec’d. Notes
4.150%	11/01/25	1,650	1,812,858
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.500%	10/01/24	297	315,255
4.625%	10/01/44	645	683,034
Duke Energy Ohio, Inc.,
First Mortgage
3.700%	06/15/46	1,250	1,274,150
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	740	740,925
7.375%	11/01/22	590	569,350
7.625%	11/01/24	1,850	1,776,000
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	4,655	4,919,781
4.650%	10/15/44	6,635	6,786,450
4.800%	09/01/42	440	456,067
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	995	1,032,313
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	445	437,213
8.125%	09/15/23	275	280,500
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	1,300	1,264,250
7.500%	10/15/20	400	424,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	8,965	9,099,036
4.650%	06/01/21	60	61,949
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	2,180	1,460,600
5.200%	03/15/25	402	279,390
5.750%	10/01/44	6,120	3,672,000
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,858	2,200,678
6.450%	09/01/40	835	1,011,780

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	825	$829,125
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	4,706	4,687,774
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	520	317,200
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,000	2,126,644
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	1,553	1,753,682
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	1,140	684,000
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	2,033	2,061,904
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	2,360	2,647,115
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23	360	315,900
Sr. Unsec’d. Notes
6.750%	01/15/22	682	620,620
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	2,730	2,730,000
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26	2,890	3,034,971
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	865	875,813
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	940	942,350
5.375%	08/15/23	550	558,531
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19	2,780	2,812,515
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	1,198	1,230,063
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.569%(c)	01/09/18	4,095	4,094,410
3.096%	05/04/23	505	512,054
3.336%	03/18/21	4,820	4,998,952
4.375%	08/06/23	6,980	7,586,150
5.000%	05/15/18	1,865	1,976,031
Fortive Corp.,
Gtd. Notes, 144A
3.150%	06/15/26	4,045	4,162,867

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18	893	$875,140
3.875%	03/15/23	1,447	1,266,125
Frontier Communications Corp.,
Sr. Unsec’d. Notes
10.500%	09/15/22	700	740,687
11.000%	09/15/25	660	683,100
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25	775	784,207
GE Capital International Funding Co.,
Gtd. Notes, 144A
3.373%	11/15/25	8,292	8,998,727
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	3,186	3,403,317
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	1,805	1,827,212
3.200%	07/06/21	4,470	4,477,112
3.700%	11/24/20	6,430	6,606,240
4.750%	08/15/17	600	619,101
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21	900	715,500
George Washington University (The),
Bonds
3.485%	09/15/22	1,275	1,368,905
Georgia Power Co.,
Sr. Unsec’d. Notes
1.950%	12/01/18	2,440	2,481,892
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	3,740	4,192,233
4.500%	02/01/45	4,990	5,439,175
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	410	422,300
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	1,010	1,032,725
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	1,000	988,920
Sr. Unsec’d. Notes
1.324%(c)	05/22/17	4,650	4,653,604
2.600%	04/23/20	3,423	3,479,972
3.625%	01/22/23	1,495	1,568,192
5.250%	07/27/21	5,480	6,184,081
5.750%	01/24/22	2,310	2,681,818
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	3,965	4,410,345
Sr. Unsec’d. Notes, MTN
2.274%(c)	11/29/23	7,875	7,858,171
Sub. Notes
5.150%	05/22/45	785	818,960
6.750%	10/01/37	1,630	2,010,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23	570	$588,525
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	1,090	1,136,325
Halcon Resources Corp.,
Sec’d. Notes, 144A
12.000%	02/15/22	60	54,900
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	440	441,584
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40	815	1,052,038
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,300	2,357,500
Sr. Sec’d. Notes
4.750%	05/01/23	4,030	4,130,750
5.000%	03/15/24	600	621,000
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	255	265,200
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	785	788,140
5.750%	09/15/25	2,712	2,684,880
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.400%	10/15/22	7,860	8,411,505
4.900%	10/15/25	2,100	2,194,126
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	5,135	5,373,978
4.250%	04/01/46	1,925	2,206,899
4.400%	04/01/21	3,620	4,081,402
5.950%	04/01/41	895	1,235,024
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	3,560	3,867,577
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	2,360	2,644,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	1,135	1,120,813
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	1,250	937,500
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	540	477,900
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,255	1,185,197
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	2,385	2,557,228

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	5,000	$5,711,680
International Paper Co.,
Sr. Unsec’d. Notes
3.800%	01/15/26	1,470	1,542,677
7.300%	11/15/39	895	1,176,759
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,060	1,083,850
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	415	390,100
6.375%	10/15/36	425	321,810
8.125%	10/01/19	79	81,740
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	210	211,313
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	1,035	848,700
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	570	567,863
6.125%(c)	12/29/49	750	777,187
Sr. Unsec’d. Notes
2.700%	05/18/23	8,885	8,975,360
4.400%	07/22/20	5,490	5,991,138
Sub. Notes
3.875%	09/10/24	14,455	14,965,796
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	5,060	5,344,428
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
5.875%	05/15/24	675	693,563
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23	1,785	1,814,818
KB Home,
Gtd. Notes
4.750%	05/15/19	615	616,537
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	2,290	2,318,696
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	4,650	4,761,228
5.550%	06/01/45	685	696,013
Gtd. Notes, 144A
5.625%	11/15/23	750	803,344
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.500%	07/15/22	4,005	4,253,554
4.375%	06/01/46	9,735	10,294,977
Kroger Co. (The),
Sr. Unsec’d. Notes
2.600%	02/01/21	2,360	2,450,787
5.000%	04/15/42	1,205	1,390,088
5.150%	08/01/43	582	694,574

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	1,070	$1,069,326
6.875%	11/01/35	1,485	1,503,563
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	1,480	1,554,000
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,000	992,500
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	1,105	1,172,681
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	1,015	1,120,780
6.500%	05/01/42	1,005	1,217,185
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	05/01/24	1,085	1,087,713
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20	4,395	4,535,055
3.550%	01/15/26	1,545	1,678,259
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	2,050	1,950,216
3.450%	01/15/21	353	363,706
3.875%	01/15/22	142	145,990
5.125%	01/15/42	1,195	1,062,715
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	6,015	5,038,549
5.125%	03/01/21	1,650	1,824,593
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	05/26/20	2,164	2,213,958
3.500%	07/15/20	1,201	1,278,926
4.875%	12/09/45	4,430	5,179,910
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	1,180	1,171,150
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
3.000%	11/15/20	2,360	2,465,445
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	3,529	4,149,719
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22	490	245,000
7.625%	05/01/21	810	435,375
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	3,057	2,567,880
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	1,810	1,892,570

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	(a)	4,012	$3,430,260
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	(a)	700	694,750
6.400%	12/15/66		4,005	4,275,418
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24		280	296,100
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		1,100	1,160,500
7.750%	03/15/22		375	423,750
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25		1,500	1,606,539
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		1,519	1,564,570
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19		182	87,360
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26		6,005	5,999,079
4.200%	07/15/46		4,070	4,087,403
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		6,015	6,370,938
5.500%	01/26/20		2,660	2,958,484
5.500%	07/28/21		1,580	1,804,163
Sub. Notes
4.875%	11/01/22		1,560	1,708,287
Sub. Notes, GMTN
4.350%	09/08/26		8,790	9,195,368
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		1,695	1,800,159
4.875%	11/15/41		270	272,408
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		1,255	1,233,037
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.500%	05/01/24		341	349,525
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22		578	591,005
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,034,550
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23		390	342,225
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		850	851,615
6.000%	01/25/17		2,065	2,090,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21		1,200	$1,201,500
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		285	306,315
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	466,900
6.375%	12/15/23		345	351,900
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21	(a)	780	592,800
NES Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,135	1,078,250
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		8,447	8,959,471
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,065	1,221,440
Noble Energy, Inc.,
Gtd. Notes
5.875%	06/01/24		525	594,102
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	8,825	9,279,258
6.000%	03/01/41		1,855	1,994,978
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		815	775,782
8.250%	09/01/20		330	341,243
Gtd. Notes, 144A
7.250%	05/15/26		1,230	1,223,850
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	670	618,913
6.875%	01/15/23		465	423,150
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		5,730	5,825,788
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24		3,405	3,542,446
Sr. Unsec’d. Note^
4.375%	08/01/23		360	359,060
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		3,880	4,280,482
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,811,924
8.625%	03/01/19		915	1,036,614
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		955	1,045,605
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		850	807,500

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	6,525	$7,614,545
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.400%	05/15/44	2,536	2,890,685
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.375%	02/25/19	1,480	1,491,507
2.125%	05/10/23	1,685	1,691,275
6.375%	05/16/38	1,525	2,109,255
Phillips 66,
Gtd. Notes
4.300%	04/01/22	1,620	1,769,354
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	1,250	1,228,331
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	05/01/24	205	204,487
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.900%	02/15/45	1,940	1,734,228
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18	3,530	3,569,017
3.250%	06/01/25	1,740	1,848,675
Post Holdings, Inc.,
Gtd. Notes, 144A
7.750%	03/15/24	450	494,437
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19	7,325	7,368,137
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22	1,000	1,015,000
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	3,785	3,810,201
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	2,895	3,345,890
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,955	2,189,479
7.250%	06/15/37	1,195	1,630,889
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	400	427,000
S&P Global, Inc.,
Gtd. Notes
2.500%	08/15/18	1,420	1,449,261
4.000%	06/15/25	2,251	2,457,140
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	196	197,960
5.625%	03/01/25	3,070	3,058,487
5.750%	05/15/24	640	635,200
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
5.875%	06/30/26		1,000	$1,003,750
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,252,350
5.500%	02/01/21		369	379,147
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		830	641,175
SBA Tower Trust,
First Lien, 144A
2.877%	07/15/46		1,505	1,504,549
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		800	650,000
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		720	723,600
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	(a)	900	864,000
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		215	215,944
5.625%	11/01/24		570	591,728
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		3,780	3,689,068
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21		399	418,950
Gtd. Notes, 144A
5.625%	08/01/24		440	449,900
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25		615	612,309
6.000%	07/15/24		705	728,794
Sirius Xm Radio, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/26		2,535	2,515,988
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23		9,395	9,738,848
3.250%	07/01/26		5,315	5,520,813
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		2,175	1,711,508
7.000%	08/15/20		1,025	912,250
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		1,135	927,863
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21		120	123,300
5.500%	02/15/23		200	204,500
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	714,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25		2,110	2,073,075

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	3,752	$3,132,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/18		2,085	2,121,488
Gtd. Notes, 144A
6.750%	03/15/24		1,275	1,306,875
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		2,830	2,914,900
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	216,275
Sr. Unsec’d. Notes
5.000%	03/01/19		1,405	1,359,338
6.750%	06/15/23		735	703,763
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		160	165,600
6.375%	05/01/24		375	392,813
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		2,880	3,047,458
4.000%	01/15/22		5,160	5,564,869
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24		985	1,019,475
6.375%	03/01/25		670	700,150
6.500%	01/15/26		3,460	3,650,300
6.633%	04/28/21		450	470,250
6.731%	04/28/22		665	699,281
Triangle USA Petroleum Corp.,
Gtd. Notes, 144A(i)
6.750%	07/15/22		1,000	230,000
Tyco International Finance SA,
Gtd. Notes
3.900%	02/14/26		2,285	2,460,810
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		1,050	1,102,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		3,000	3,031,638
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,535	1,538,838
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		930	919,538
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		2,140	2,188,651
US Bancorp,
Jr. Sub. Notes
5.125%(c)	12/29/49		4,827	4,965,776
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25		1,950	1,564,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37	2,850	$3,126,943
9.375%	03/15/19	1,052	1,257,164
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	1,600	856,000
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23	4,390	4,478,524
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	5,085	5,130,307
4.672%	03/15/55	7,182	7,264,162
5.012%	08/21/54	3,746	3,961,590
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43	2,065	2,070,443
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22	676	576,290
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	5,165	5,979,753
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22	4,545	5,173,064
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	05/30/18	3,920	3,950,623
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	1,710	1,734,670
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19	959	964,107
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	1,650	1,716,000
Weatherford International Ltd.,
Gtd. Notes
7.750%	06/15/21	550	535,563
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	04/22/26	5,965	6,080,429
Sub. Notes, MTN
4.100%	06/03/26	9,600	10,268,266
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/2086	2,445	2,579,475
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19	1,425	1,507,680
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	630	585,900
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	775	699,438

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	5,010	$4,595,297
5.100%	09/15/45	700	600,370
5.400%	03/04/44	4,085	3,634,167
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24	450	431,608
6.125%	07/15/22	240	246,217
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	06/15/19	1,300	701,912
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	2,015	2,682,979
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	260	262,600

			1,054,442,580

TOTAL CORPORATE BONDS (cost $1,331,740,214)			1,355,640,659

FOREIGN GOVERNMENT BONDS — 0.1%
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18	1,170	1,388,354
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	2,230	2,304,444

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,673,170)			3,692,798

MUNICIPAL BONDS — 0.3%
Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20	15,695	16,410,221

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50	265	430,190

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	2,720	2,806,197

TOTAL MUNICIPAL BONDS (cost $18,807,999)			19,646,608

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,406	200,335
Series 2013-51, Class GI, IO
3.000%	10/25/32	4,256	479,175
Freddie Mac REMICS,
Series 4149, Class IO, IO
3.000%	01/15/33	3,600	476,960

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4357, Class MA
3.000%	10/15/42		1,348	$1,399,601
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.863%(c)	05/25/36		660	595,064
Series 2006-2, Class 2M1
0.953%(c)	08/25/36		790	721,615
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
0.766%(c)	03/20/40	GBP	511	667,344
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2
1.674%(c)	03/13/46	GBP	5,281	6,004,713
Preferred Residential Securities 8 PLC (United Kingdom),
Series 8X, Class A1C
0.812%(c)	12/15/42	EUR	93	99,892
Residential Mortgage Securities 21 PLC (United Kingdom),
Series 21X, Class A3A
0.990%(c)	11/12/38	GBP	541	656,946
RMAC Securities PLC (United Kingdom),
Series 2003-NS3X, Class A3
1.474%(c)	12/12/35	GBP	1,459	1,813,927
Series 2004-NS2X, Class A3
0.814%(c)	06/12/36	GBP	792	951,700
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.537%(c)	04/25/45		1,275	1,274,816

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,651,326)				15,342,088

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-06/01/46		18,222	18,946,704
3.500%	05/01/46		5,979	6,318,646
Federal National Mortgage Assoc.
3.000%	04/01/43-07/01/46		26,610	27,750,999
3.207%(c)	06/01/42		1,277	1,334,905
4.000%	01/01/44		8,731	9,357,825
4.500%	12/01/43		27,109	29,606,017
Government National Mortgage Assoc.
5.500%	02/20/34		437	489,735

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $90,413,401)				93,804,831

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds
2.875%	08/15/45		2,645	2,970,047
3.000%	11/15/45		34,005	39,100,445
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25		125,014	128,187,135
0.750%	02/15/45		21,748	22,187,650
1.000%	02/15/46		5,385	5,869,481
U.S. Treasury Notes
0.750%	10/31/17-02/28/18		24,645	24,709,675

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.000%	12/31/17	21,700	$21,835,625
1.125%	12/31/19	9,805	9,910,325
1.375%	01/31/21	48,975	49,841,613
1.625%	02/15/26-05/15/26	55,185	55,811,957
2.000%	02/15/25	12,320	12,889,800
2.250%	11/15/25	9,121	9,731,074
2.375%	08/15/24	1,265	1,361,654

TOTAL U.S. TREASURY OBLIGATIONS (cost $372,862,831)			384,406,481

TOTAL LONG-TERM INVESTMENTS (cost $4,696,152,136)			4,746,604,701

		Shares
SHORT-TERM INVESTMENTS — 22.8%
AFFILIATED MUTUAL FUND — 22.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,553,362,502; includes $44,165,346 of cash collateral for securities on loan)(b)(w)(Note 4)		1,553,362,502	1,553,362,502

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
0.216%	07/21/16	25,000	24,996,958
0.362%	12/01/16	5,000	4,993,945
0.400%	08/04/16	20,000	19,995,839

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,981,773)			49,986,742

TOTAL SHORT-TERM INVESTMENTS (cost $1,603,344,275)			1,603,349,244

TOTAL INVESTMENTS — 90.2% (cost $6,299,496,411)			6,349,953,945
Other assets in excess of other liabilities(z) — 9.8%			692,018,044

NET ASSETS — 100.0%			$7,041,971,989

See the Glossary for abbreviations used in semiannual reports.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,306,814 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,388,943; cash collateral of $44,165,346 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.
(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
937	90 Day Euro Dollar	Sep. 2016	$232,333,827	$232,739,088	$405,261
937	90 Day Euro Dollar	Mar. 2017	232,015,149	232,621,963	606,814
320	2 Year U.S. Treasury Notes	Sep. 2016	69,700,358	70,185,000	484,642
193	10 Year U.S. Treasury Notes	Sep. 2016	25,367,000	25,665,984	298,984
605	20 Year U.S. Treasury Bonds	Sep. 2016	99,180,367	104,267,969	5,087,602
255	DAX Index	Sep. 2016	71,570,060	68,401,606	(3,168,454)
6,957	Euro STOXX 50 Index	Sep. 2016	218,200,805	220,422,095	2,221,290
842	FTSE 100 Index	Sep. 2016	70,219,192	71,990,961	1,771,769
1,487	Nikkei 225 Index	Sep. 2016	226,436,644	224,205,588	(2,231,056)
1,849	Russell 2000 Mini Index	Sep. 2016	218,847,640	212,154,260	(6,693,380)
15,235	S&P 500 E-Mini Index	Sep. 2016	1,601,699,595	1,592,209,850	(9,489,745)

					(10,706,273)

Short Positions:
1,874	90 Day Euro Dollar	Dec. 2017	460,522,382	464,634,875	(4,112,493)
543	2 Year U.S. Treasury Notes	Sep. 2016	118,506,095	119,095,172	(589,077)
1,107	5 Year U.S. Treasury Notes	Sep. 2016	133,421,141	135,235,618	(1,814,477)
297	10 Year Euro-Bund	Sep. 2016	54,024,270	55,082,277	(1,058,007)
2,372	10 Year U.S. Treasury Notes	Sep. 2016	310,815,545	315,438,937	(4,623,392)
1	20 Year U.S. Treasury Bonds	Sep. 2016	162,469	172,344	(9,875)
278	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	48,545,750	51,812,250	(3,266,500)
556	S&P/TSX 60 Index	Sep. 2016	69,896,709	70,087,976	(191,267)

					(15,665,088)

					$(26,371,361)

Cash of $150,962,693 has been segregated with UBS AG to cover requirements for open future contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/26/16	BNP Paribas	AUD	96,020	$72,564,215	$71,457,068	$(1,107,147)
Expiring 08/26/16	Citigroup Global Markets	AUD	95,998	72,620,759	71,440,696	(1,180,063)
Indian Rupee,
Expiring 08/26/16	Hong Kong & Shanghai Bank	INR	4,824,900	70,673,795	70,748,928	75,133
Indonesian Rupiah,
Expiring 08/26/16	Citigroup Global Markets	IDR	932,025,211	67,124,610	69,818,806	2,694,196
Expiring 08/26/16	JPMorgan Chase	IDR	44,080,789	3,175,849	3,302,129	126,280
Japanese Yen,
Expiring 08/26/16	JPMorgan Chase	JPY	9,401,844	85,543,632	91,212,971	5,669,339
Russian Ruble,
Expiring 08/26/16	Credit Suisse First Boston Corp.	RUB	2,277,295	34,094,305	35,065,653	971,348
Expiring 08/26/16	Credit Suisse First Boston Corp.	RUB	97,797	1,464,027	1,505,872	41,845
Swiss Franc,
Expiring 08/26/16	JPMorgan Chase	CHF	21,230	21,508,100	21,814,487	306,387

				$428,769,292	$436,366,610	$7,597,318

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/26/16	JPMorgan Chase	AUD	272,916	$195,441,971	$203,101,202	$(7,659,231)
British Pound,
Expiring 08/26/16	Barclays Capital Group	GBP	51,715	68,274,660	68,881,604	(606,944)

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 08/26/16	JPMorgan Chase	GBP	111,860	$164,433,081	$148,991,516	$15,441,565
Expiring 08/26/16	JPMorgan Chase	GBP	93,125	136,892,819	124,037,503	12,855,316
Expiring 08/26/16	JPMorgan Chase	GBP	14,951	21,951,359	19,914,462	2,036,897
Euro,
Expiring 08/26/16	BNP Paribas	EUR	64,032	72,243,425	71,208,943	1,034,482
Expiring 08/26/16	JPMorgan Chase	EUR	153,328	171,506,414	170,513,568	992,846
Indian Rupee,
Expiring 08/26/16	Goldman Sachs & Co.	INR	4,824,900	70,579,717	70,748,928	(169,211)
Japanese Yen,
Expiring 08/26/16	Citigroup Global Markets	JPY	4,008,228	36,604,347	38,886,242	(2,281,895)
New Taiwanese Dollar,
Expiring 08/26/16	Hong Kong & Shanghai Bank	TWD	4,785,432	146,792,394	148,541,166	(1,748,772)
Expiring 08/26/16	Hong Kong & Shanghai Bank	TWD	342,568	10,514,670	10,633,406	(118,736)
New Zealand Dollar,
Expiring 08/26/16	JPMorgan Chase	NZD	317,315	213,242,026	225,877,279	(12,635,253)
South African Rand,
Expiring 08/26/16	Citigroup Global Markets	ZAR	67,472	4,258,699	4,526,135	(267,436)
Turkish Lira,
Expiring 08/26/16	Citigroup Global Markets	TRY	8,835	2,943,085	3,029,636	(86,551)

				$1,315,678,667	$1,308,891,590	6,787,077

						$14,384,395

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
08/26/16	Buy	EUR	68,853	JPY	7,801,875	879,814	BNP Paribas
07/19/16	Buy	GBP	45	EUR	57	(3,647)	BNP Paribas
07/19/16	Buy	GBP	33	EUR	40	(296)	JPMorgan Chase
08/26/16	Buy	JPY	7,801,875	EUR	64,662	3,781,150	BNP Paribas

						$4,657,021

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—  quoted prices generally in active markets for identical securities.

Level 2—  quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—  unobservable  inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$278,380	$60,094,092	$—
Austria	—	2,642,249	—
Belgium	—	10,367,607	—
Bermuda	974,752	—	—
Brazil	7,571,492	—	—
Canada	55,368,221	—	—
Chile	919,127	—	—
China	1,735,610	28,694,010	5,084
Colombia	247,604	—	—
Denmark	—	3,323,766	—
Finland	77,901	12,468,866	—
France	159,559	73,652,766	—
Germany	223,726	58,688,707	—
Greece	146,358	835,095	—
Guernsey	358,825	—	—
Hong Kong	2,935,515	36,943,640	—
Hungary	—	803,002	—
India	5,633,579	—	—
Indonesia	—	2,754,339	—
Ireland	39,736	4,486,194	—
Israel	18,294,601	2,279,543	—
Italy	—	20,098,305	—
Japan	—	183,674,173	—
Kazakhstan	125,358	—	—
Luxembourg	—	7,357,797	—
Malaysia	237,911	—	—
Mexico	54,340	—	—
Netherlands	—	22,368,241	—
New Zealand	—	946,957	—
Norway	—	39,755,617	—
Peru	6,035,407	—	—
Philippines	—	432,429	—
Poland	—	3,469,125	—
Portugal	—	3,464,570	—
Puerto Rico	316,808	—	—
Russia	6,588,708	—	—
Singapore	—	12,713,174	—
South Africa	418,204	14,072,550	—
South Korea	62,835	12,727,626	—
Spain	—	6,523,558	—
Sweden	—	23,562,731	—
Switzerland	91,311	66,598,821	—
Taiwan	6,754,989	16,462,636	—
Thailand	—	8,077,225	—
Turkey	—	2,918,775	—
United Kingdom	6,068,872	182,177,515	—
United States	1,066,125,031	—	—
Preferred Stocks
Brazil	3,297,163	—	—
Germany	85,318	796,357	—
United States	1,904,207	—	—
Rights
Australia	—	541	—

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Unaffiliated Funds	$375,773,218	$958,209	$—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	325,800,253	7,942,670
Residential Mortgage-Backed Securities	—	48,552	—
Commercial Mortgage-Backed Securities	—	44,179,203	—
Corporate Bonds
Australia	—	8,062,045	—
Belgium	—	14,419,007	—
Brazil	—	1,925,760	—
Canada	—	53,445,475	—
Chile	—	2,963,382	—
China	—	1,211,847	—
France	—	25,541,708	—
Germany	—	27,603,849	—
Ireland	—	8,307,468	—
Italy	—	6,032,363	—
Jamaica	—	272,000	—
Luxembourg	—	5,376,245	—
Mexico	—	12,660,619	—
Netherlands	—	16,535,788	—
New Zealand	—	2,710,457	—
Peru	—	1,717,800	—
Switzerland	—	25,838,120	—
United Kingdom	—	86,574,146	—
United States	—	1,054,083,520	359,060
Foreign Government Bonds	—	3,692,798	—
Municipal Bonds	—	19,646,608	—
Residential Mortgage-Backed Securities	—	15,342,088	—
U.S. Government Agency Obligations	—	93,804,831	—
U.S. Treasury Obligations	—	434,393,223	—
Affiliated Mutual Fund	1,553,362,502	—	—
Other Financial Instruments*
Futures Contracts	(26,371,361)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	14,384,395	—
OTC Cross Currency Exchange Contracts	—	4,657,021	—

Total	$3,095,895,807	$3,238,421,379	$8,306,814

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	22.1%
Banks	7.3
U.S. Treasury Obligations	6.2
Unaffiliated Funds	5.3
Non-Residential Mortgage-Backed Securities	4.7
Oil, Gas & Consumable Fuels	4.1
Real Estate Investment Trusts (REITs)	3.1
Pharmaceuticals	2.7
Media	1.6
Insurance	1.5
Oil & Gas	1.4
U.S. Government Agency Obligations	1.3
Diversified Financial Services	1.2
Telecommunications	1.1
Chemicals	1.1
Energy Equipment & Services	1.0
Beverages	0.9
Retail	0.9
Semiconductors & Semiconductor Equipment	0.8
Pipelines	0.8
Machinery	0.7
Software	0.7
Wireless Telecommunication Services	0.6
Commercial Mortgage-Backed Securities	0.6
Real Estate Management & Development	0.6
Health Care Providers & Services	0.6
Biotechnology	0.6
Electric	0.6
Food Products	0.6
Technology Hardware, Storage & Peripherals	0.6
Diversified Telecommunication Services	0.6
Specialty Retail	0.5
IT Services	0.5
Healthcare – Services	0.5
Internet Software & Services	0.5
Metals & Mining	0.5
Household Products	0.5
Auto Manufacturers	0.5
Aerospace & Defense	0.5
Computers	0.5
Food & Staples Retailing	0.4
Auto Components	0.4
Tobacco	0.4
Foods	0.4
Mining	0.4

Electric Utilities	0.3%
Electrical Equipment	0.3
Capital Markets	0.3
Hotels, Restaurants & Leisure	0.3
Containers & Packaging	0.3
Automobiles	0.3
Municipal Bonds	0.3
Agriculture	0.3
Internet & Catalog Retail	0.3
Household Durables	0.3
Textiles, Apparel & Luxury Goods	0.2
Residential Mortgage-Backed Securities	0.2
Personal Products	0.2
Auto Parts & Equipment	0.2
Industrial Conglomerates	0.2
Life Sciences Tools & Services	0.2
Professional Services	0.2
Electronic Equipment, Instruments & Components	0.2
Commercial Services	0.2
Communications Equipment	0.2
Road & Rail	0.2
Consumer Finance	0.2
Multi-Utilities	0.2
Health Care Equipment & Supplies	0.1
Commercial Services & Supplies	0.1
Housewares	0.1
Transportation	0.1
Multiline Retail	0.1
Healthcare – Products	0.1
Miscellaneous Manufacturing	0.1
Air Freight & Logistics	0.1
Construction & Engineering	0.1
Gas Utilities	0.1
Construction Materials	0.1
Packaging & Containers	0.1
Lodging	0.1
Advertising	0.1
Electronics	0.1
Environmental Control	0.1
Multi-National	0.1
Engineering & Construction	0.1
Foreign Government Bonds	0.1
Trading Companies & Distributors	0.1
Building Products	0.1
Gas	0.1

90.2
Other assets in excess of other liabilities	9.8

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$3,993,059	*	Due from/to broker — variation margin futures	$21,773,902	*
Equity contracts	Unaffiliated investments	541		—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$42,245,634		Unrealized depreciation on OTC forward foreign currency exchange contracts	$27,861,239
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,660,964		Unrealized depreciation on OTC cross currency exchange contracts	3,943
Interest contracts	Due from/to broker — variation margin futures	6,883,303	*	Due from/to broker — variation margin futures	15,473,821	*

Total		$57,783,501			$65,112,905

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Equity contracts	$(12,192)	$(748,267)	$(48,907,535)	$(31,206,393)	$—	$(80,874,387)
Foreign exchange contracts	—	—	—	—	(9,463,843)	(9,463,843)
Interest rate contracts	—	—	(3,727,636)	—	—	(3,727,636)

Total	$(12,192)	$(748,267)	$(52,635,171)	$(31,206,393)	$(9,463,843)	$(94,065,866)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Equity contracts	$436	$15,707	$(31,346,654)	$13,333,737	$—	$(17,996,774)
Foreign exchange contracts	—	—	—	—	3,918,897	3,918,897
Interest rate contracts	—	—	(10,165,359)	—	—	(10,165,359)

Total	$436	$15,707	$(41,512,013)	$13,333,737	$3,918,897	$(24,243,236)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Cross Currency Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Total Return Swap Agreements(3)
$3,236,510,406	$1,111,914,127	$690,743,503	$687,577,161	$1,394,800,041	$145,447

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$—	$—	$—	$—
BNP Paribas	5,695,446	(1,110,794)	—	4,584,652
Citigroup Global Markets	2,694,196	(2,694,196)	—	—
Credit Suisse First Boston Corp.	1,013,193	—	—	1,013,193
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	75,133	(75,133)	—	—
JPMorgan Chase	37,428,630	(20,294,780)	—	17,133,850

	$46,906,598

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$(606,944)	$—	$—	$(606,944)
BNP Paribas	(1,110,794)	1,110,794	—	—
Citigroup Global Markets	(3,815,945)	2,694,196	—	(1,121,749)
Credit Suisse First Boston Corp.	—	—	—	—
Goldman Sachs & Co.	(169,211)	—	—	(169,211)
Hong Kong & Shanghai Bank	(1,867,508)	75,133	—	(1,792,375)
JPMorgan Chase	(20,294,780)	20,294,780	—	—

	$(27,865,182)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $43,388,943:
Unaffiliated investments (cost $4,746,133,909)	$4,796,591,443
Affiliated investments (cost $1,553,362,502)	1,553,362,502
Foreign currency, at value (cost $52,438,637)	43,508,253
Deposit with broker for futures	150,962,693
Receivable for investments sold	487,904,862
Unrealized appreciation on OTC forward foreign currency contracts	42,245,634
Due from broker-variation margin futures	27,206,628
Dividends and interest receivable	19,050,481
Receivable for fund share sold	15,942,487
Tax reclaim receivable	7,293,266
Unrealized appreciation on OTC cross currency exchange contracts	4,660,964
Receivable from affiliate	41,387
Prepaid expenses	12,103

Total Assets	7,148,782,703

LIABILITIES:
Payable to broker for collateral for securities on loan	44,165,346
Payable for investments purchased	32,029,057
Unrealized depreciation on OTC forward foreign currency contracts	27,861,239
Advisory fees payable	1,909,498
Accrued expenses and other liabilities	639,241
Distribution fee payable	191,412
Payable for fund share repurchased	10,636
Unrealized depreciation on OTC cross currency exchange contracts	3,943
Affiliated transfer agent fee payable	342

Total Liabilities	106,810,714

NET ASSETS	$7,041,971,989

Net assets were comprised of:
Paid-in capital	$6,023,662,088
Retained earnings	1,018,309,901

Net assets, June 30, 2016	$7,041,971,989

Net asset value and redemption price per share, $7,041,971,989 / 478,794,779 outstanding shares of beneficial interest	$14.71

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$36,128,527
Unaffiliated dividend income (net) (foreign withholding tax $2,401,660, of which $338,749 is reimbursable by an affiliate)	33,174,981
Affiliated dividend income	4,826,972
Affiliated income from securities lending, net	1,106,483

75,236,963

EXPENSES
Advisory fees	25,172,582
Distribution fee	8,434,671
Custodian and accounting fees	833,000
Insurance expenses	63,000
Trustees’ fees	39,000
Audit fee	26,000
Legal fees and expenses	16,000
Commitment fee on syndicated credit agreement	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	468
Miscellaneous	53,112

Total expenses	34,651,833

NET INVESTMENT INCOME (LOSS)	40,585,130

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(63,428,266)
Futures transactions	(52,635,171)
Swap agreements transactions	(31,206,393)
Foreign currency transactions	(11,747,212)

(159,017,042)

Net change in unrealized appreciation (depreciation) on:
Investments	93,054,471
Futures	(41,512,013)
Swap agreements	13,333,737
Foreign currencies	(3,292,425)

61,583,770

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(97,433,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,848,142)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$40,585,130	$42,559,328
Net realized gain (loss) on investment and foreign currency transactions	(159,017,042)	152,747,514
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,583,770	(278,539,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,848,142)	(83,233,138)

FUND SHARE TRANSACTIONS:
Fund share sold [98,483,890 and 16,349,747 shares, respectively]	1,399,401,504	246,516,449
Net asset value of shares issued in merger [0 and 220,013,634 shares, respectively] (Note 10)	—	3,267,221,362
Fund share repurchased [132,609,892 and 33,710,153 shares, respectively]	(1,833,255,613)	(496,452,475)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(433,854,109)	3,017,285,336

CAPITAL CONTRIBUTIONS (NOTE 4)	3,976,239	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(486,726,012)	2,934,052,198
NET ASSETS:
Beginning of period	7,528,698,001	4,594,645,803

End of period	$7,041,971,989	$7,528,698,001

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.0%
COMMON STOCKS — 54.4%	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
Boeing Co. (The)	320,100	$41,571,387
DigitalGlobe, Inc.*	72,360	1,547,780
General Dynamics Corp.	24,900	3,467,076
HEICO Corp. (Class A Stock)	50,397	2,703,799
Honeywell International, Inc.	116,300	13,528,016
Meggitt PLC (United Kingdom)	1,826,234	9,926,433
Northrop Grumman Corp.	84,300	18,738,204
Rockwell Collins, Inc.	152,600	12,992,364
Rolls-Royce Holdings PLC (United Kingdom)*	84,985,509	113,138
Rolls-Royce Holdings PLC (United Kingdom), SGMX*	1,268,871	12,111,396
Textron, Inc.	479,400	17,526,864
Triumph Group, Inc.	34,100	1,210,550

		135,437,007

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	38,900	2,888,325
FedEx Corp.	142,600	21,643,828
XPO Logistics, Inc.*(a)	76,100	1,998,386

		26,530,539

Airlines — 0.4%
Alaska Air Group, Inc.	31,600	1,841,964
Allegiant Travel Co.	15,200	2,302,800
American Airlines Group, Inc.	665,800	18,848,798
Delta Air Lines, Inc.	460,400	16,772,372
United Continental Holdings, Inc.*	241,800	9,923,472

		49,689,406

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	171,300	6,977,613
Autoliv, Inc. (Sweden)	84,986	9,097,517
Gentherm, Inc.*	67,000	2,294,750
GKN PLC (United Kingdom)	2,951,518	10,671,134
Horizon Global Corp.*	60,300	684,405
Johnson Controls, Inc.	372,200	16,473,572
Koito Manufacturing Co. Ltd. (Japan)	85,500	3,936,801
Sumitomo Rubber Industries Ltd. (Japan)	534,100	7,150,478

		57,286,270

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	124,154	9,035,361
Harley-Davidson, Inc.(a)	288,200	13,055,460
Honda Motor Co. Ltd. (Japan)	743,100	18,640,860
Mitsubishi Motors Corp. (Japan)	328,600	1,516,927
Suzuki Motor Corp. (Japan)	419,400	11,356,484
Tesla Motors, Inc.*(a)	68,160	14,469,005
Toyota Motor Corp. (Japan)	327,100	16,125,552

		84,199,649

Banks — 3.5%
Ameris Bancorp	65,700	1,951,290
Australia & New Zealand Banking Group Ltd. (Australia)	1,169,345	21,305,555
Bank of America Corp.	1,777,791	23,591,287
BankUnited, Inc.	107,300	3,296,256
Barclays PLC (United Kingdom), ADR	556,506	4,229,446
BNC Bancorp	81,900	1,859,949
BNP Paribas SA (France)	439,395	19,269,982

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Bridge Bancorp, Inc.	34,600	$982,640
Citigroup, Inc.	1,512,731	64,124,667
CoBiz Financial, Inc.	50,500	590,850
Commerzbank AG (Germany)	525,279	3,420,817
Danske Bank A/S (Denmark)	450,100	11,846,803
DBS Group Holdings Ltd. (Singapore)	1,489,362	17,560,952
DNB ASA (Norway)	1,934,760	23,158,683
Fifth Third Bancorp	609,300	10,717,587
First Niagara Financial Group, Inc.	256,000	2,493,440
Hilltop Holdings, Inc.*	105,500	2,214,445
Home BancShares, Inc.	145,336	2,876,199
ING Groep NV (Netherlands), CVA	1,992,975	20,619,234
Intesa Sanpaolo SpA (Italy)	5,948,170	11,329,597
JPMorgan Chase & Co.	1,067,468	66,332,462
Lloyds Banking Group PLC (United Kingdom)	17,438,320	12,630,472
M&T Bank Corp.	27,300	3,227,679
National Bank Holdings Corp. (Class A Stock)	42,300	861,228
National Bank of Canada (Canada)	435,100	14,882,208
Nordea Bank AB (Sweden)	1,673,141	14,194,338
Popular, Inc. (Puerto Rico)	73,900	2,165,270
Prosperity Bancshares, Inc.(a)	44,710	2,279,763
Royal Bank of Scotland Group PLC (United Kingdom)*	2,120,725	4,805,915
Standard Chartered PLC (United Kingdom)	1,017,453	7,719,430
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,853,810	15,793,390
SVB Financial Group*	28,800	2,740,608
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,627,398	19,757,449
Swedbank AB (Sweden) (Class A Stock)	541,602	11,375,313
Texas Capital Bancshares, Inc.*	38,660	1,807,742
Towne Bank(a)	100,100	2,167,165
United Overseas Bank Ltd. (Singapore)	811,600	11,182,189
Webster Financial Corp.	60,900	2,067,555
Wells Fargo & Co.	826,008	39,094,959
Westamerica Bancorporation	8,000	394,080
Western Alliance Bancorp*	90,200	2,945,030

		485,863,924

Beverages — 0.9%
Coca-Cola Co. (The)	684,400	31,023,852
Diageo PLC (United Kingdom)	696,599	19,460,051
Kirin Holdings Co. Ltd. (Japan)	717,700	12,104,850
Molson Coors Brewing Co. (Class B Stock)	119,400	12,074,922
PepsiCo, Inc.	512,746	54,320,311

		128,983,986

Biotechnology — 1.4%
AbbVie, Inc.	180,400	11,168,564
Acceleron Pharma, Inc.*	92,900	3,156,742
Alexion Pharmaceuticals, Inc.*	158,819	18,543,706
Alnylam Pharmaceuticals, Inc.*	33,100	1,836,719
Amgen, Inc.	162,500	24,724,375
Biogen, Inc.*	59,200	14,315,744
BioMarin Pharmaceutical, Inc.*	43,600	3,392,080
Celgene Corp.*	94,400	9,310,672
CSL Ltd. (Australia)	134,616	11,352,530
Exelixis, Inc.*(a)	327,100	2,554,651

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Gilead Sciences, Inc.	286,296	$23,882,812
Incyte Corp.*	93,400	7,470,132
Insmed, Inc.*	4,000	39,440
Ionis Pharmaceuticals, Inc.*(a)	65,600	1,527,824
Neurocrine Biosciences, Inc.*	59,000	2,681,550
Regeneron Pharmaceuticals, Inc.*	25,100	8,765,673
Shire PLC, ADR	174,040	32,037,283
Vertex Pharmaceuticals, Inc.*	144,667	12,444,255

		189,204,752

Building Products — 0.1%
A.O. Smith Corp.	21,900	1,929,609
Allegion PLC	165,900	11,518,437
Kingspan Group PLC (Ireland)	8,788	190,174
Quanex Building Products Corp.	84,800	1,576,432

		15,214,652

Capital Markets — 1.1%
Ameriprise Financial, Inc.	179,155	16,097,077
Bank of New York Mellon Corp. (The)	520,100	20,205,885
BlackRock, Inc.	33,500	11,474,755
Charles Schwab Corp. (The)	138,600	3,507,966
Close Brothers Group PLC (United Kingdom)	145,348	2,203,233
Credit Suisse Group AG (Switzerland)*	393,532	4,192,068
E*TRADE Financial Corp.*	421,800	9,908,082
Financial Engines, Inc.	82,500	2,134,275
GAM Holding AG (Switzerland)*	610,322	6,515,412
Legg Mason, Inc.	139,700	4,119,753
Macquarie Group Ltd. (Australia)	252,612	13,149,604
Morgan Stanley	807,100	20,968,458
Northern Trust Corp.	181,400	12,019,564
Och-Ziff Capital Management Group LLC (Class A Stock)	338,700	1,287,060
State Street Corp.	338,000	18,224,960
TD Ameritrade Holding Corp.	371,500	10,578,463
Waddell & Reed Financial, Inc. (Class A Stock)	106,100	1,827,042

		158,413,657

Chemicals — 1.3%
Agrium, Inc. (Canada)	9,200	831,864
AgroFresh Solutions, Inc.*(a)	72,000	382,320
Air Liquide SA (France)	1,681	175,130
Air Products & Chemicals, Inc.	150,200	21,334,408
Akzo Nobel NV (Netherlands)	6,521	405,092
Asahi Kasei Corp. (Japan)	1,676,000	11,663,343
Ashland, Inc.	170,125	19,525,246
BASF SE (Germany)	175,693	13,471,977
Cabot Corp.	20,700	945,162
Celanese Corp. (Class A Stock)	38,300	2,506,735
CF Industries Holdings, Inc.(a)	136,100	3,280,010
Covestro AG (Germany)	191,597	8,533,836
Croda International PLC (United Kingdom)	10,587	444,427
E.I. du Pont de Nemours & Co.	540,900	35,050,320
Flotek Industries, Inc.*(a)	181,540	2,396,328
Ingevity Corp.*	3,631	123,599
KMG Chemicals, Inc.	46,200	1,200,738
Minerals Technologies, Inc.	36,000	2,044,800
Monsanto Co.	119,400	12,347,154

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
PolyOne Corp.	11,300	$398,212
PPG Industries, Inc.	8,700	906,105
Praxair, Inc.	59,600	6,698,444
RPM International, Inc.	284,800	14,225,760
Senomyx, Inc.*(a)	189,500	521,125
Sherwin-Williams Co. (The)	1,000	293,670
Tosoh Corp. (Japan)	447,000	2,061,845
Umicore SA (Belgium)	300,486	15,521,447
Victrex PLC (United Kingdom)	42,369	857,754

		178,146,851

Commercial Services & Supplies — 0.3%
ARC Document Solutions, Inc.*	314,340	1,222,783
Clean Harbors, Inc.*	18,600	969,246
Mobile Mini, Inc.(a)	37,650	1,304,196
Rollins, Inc.	47,600	1,393,252
Tyco International PLC	469,500	20,000,700
Waste Connections, Inc. (Canada)	144,000	10,375,200

		35,265,377

Communications Equipment — 0.6%
Arista Networks, Inc.*	18,700	1,203,906
Cisco Systems, Inc.	1,779,894	51,065,159
Finisar Corp.*	115,737	2,026,555
Harris Corp.	219,600	18,323,424
Palo Alto Networks, Inc.*	23,400	2,869,776
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,262,661	9,700,463

		85,189,283

Construction & Engineering
Aegion Corp.*	60,600	1,182,306
Valmont Industries, Inc.	15,500	2,096,685

		3,278,991

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	136,500	330,497
China National Building Material Co. Ltd. (China) (Class H Stock)	720,000	316,651
Martin Marietta Materials, Inc.	71,200	13,670,400
Siam Cement PCL (The) (Thailand)	24,150	328,088
Sumitomo Osaka Cement Co. Ltd. (Japan)	85,000	364,738
Vulcan Materials Co.	162,200	19,522,392

		34,532,766

Consumer Finance — 0.1%
Ally Financial, Inc.*	182,500	3,115,275
American Express Co.	79,100	4,806,116
Credit Saison Co. Ltd. (Japan)	535,600	8,997,273
SLM Corp.*	18,300	113,094

		17,031,758

Containers & Packaging — 0.2%
Ball Corp.(a)	125,400	9,065,166
Bemis Co., Inc.	15,700	808,393
Graphic Packaging Holding Co.	44,000	551,760
International Paper Co.	196,300	8,319,194
Intertape Polymer Group, Inc. (Canada)	5,500	89,740
Myers Industries, Inc.	131,800	1,897,920
Orora Ltd. (Australia)	157,881	327,808

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
Vidrala SA (Spain)	7,343	$427,411
WestRock Co.	21,790	846,977

		22,334,369

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	48,742	750,139
Houghton Mifflin Harcourt Co.*	93,400	1,459,842
Service Corp. International	15,900	429,936
ServiceMaster Global Holdings, Inc.*	58,600	2,332,280
Silver Run Acquisition Corp.*	22,659	226,137

		5,198,334

Diversified Financial Services — 0.7%
African Bank Investments Ltd. (South Africa)*^(g)	295,568	—
Berkshire Hathaway, Inc. (Class B Stock)*	167,398	24,237,556
CBOE Holdings, Inc.	40,000	2,664,800
Challenger Ltd. (Australia)	1,942,310	12,689,585
CME Group, Inc.	184,000	17,921,600
FactSet Research Systems, Inc.	20,200	3,260,684
Intercontinental Exchange, Inc.	74,140	18,976,874
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,772,800	6,812,113
MSCI, Inc.	33,100	2,552,672
S&P Global, Inc.	82,100	8,806,046

		97,921,930

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	1,042,515	45,047,073
KT Corp. (South Korea)	342,635	8,849,245
Nippon Telegraph & Telephone Corp. (Japan)	842,700	39,518,345
SBA Communications Corp. (Class A Stock)*	34,900	3,767,106
TDC A/S (Denmark)	2,490,040	12,202,368
Telecom Italia SpA (Italy)*	8,775,411	5,645,936
Telefonica Deutschland Holding AG (Germany)	3,430,444	14,130,368
Telefonica SA (Spain)	1,286,988	12,218,478
Telstra Corp. Ltd. (Australia)	1,075,035	4,493,367
Verizon Communications, Inc.	830,400	46,369,536

		192,241,822

Electric Utilities — 1.0%
American Electric Power Co., Inc.	177,500	12,440,975
Edison International	443,800	34,469,946
Exelon Corp.	751,200	27,313,632
Great Plains Energy, Inc.	71,100	2,161,440
OGE Energy Corp.	96,300	3,153,825
PG&E Corp.	671,812	42,942,223
PNM Resources, Inc.	74,800	2,650,912
Portland General Electric Co.	54,900	2,422,188
Red Electrica Corp. SA (Spain)	2,274	203,191
SSE PLC (United Kingdom)	499,300	10,392,061

		138,150,393

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	620,264	12,276,326
Babcock & Wilcox Enterprises, Inc.*	53,275	782,610
Eaton Corp. PLC	58,400	3,488,232
Legrand SA (France)	259,234	13,270,593

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Mitsubishi Electric Corp. (Japan)	2,392,000	$28,556,548
Sensata Technologies Holding NV*	247,700	8,642,253

		67,016,562

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	113,200	6,489,756
AVX Corp.	122,800	1,667,624
Belden, Inc.	19,750	1,192,307
Control4 Corp.*	88,500	722,160
FEI Co.	25,600	2,736,128
Hamamatsu Photonics KK (Japan)	204,600	5,740,896
Keysight Technologies, Inc.*	232,100	6,751,789
Omron Corp. (Japan)	285,100	9,305,884
TE Connectivity Ltd. (Switzerland)	240,300	13,723,533

		48,330,077

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	170,534	731,305
Baker Hughes, Inc.	199,900	9,021,487
Dril-Quip, Inc.*	10,600	619,358
Exterran Corp.*	90,450	1,162,283
FMC Technologies, Inc.*	205,600	5,483,352
Frank’s International NV	11,300	165,093
Halliburton Co.	86,600	3,922,114
John Wood Group PLC (United Kingdom)	42,022	386,821
Oceaneering International, Inc.	16,400	489,704
RPC, Inc.*	36,500	566,845
SBM Offshore NV (Netherlands)	42,850	496,595
Schlumberger Ltd.	142,168	11,242,645
Tenaris SA (Luxembourg)	43,833	633,526
Tesco Corp.	137,090	917,132
WorleyParsons Ltd. (Australia)(a)	895,786	4,915,615

		40,753,875

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	18,800	2,472,388
Costco Wholesale Corp.	165,700	26,021,528
CVS Health Corp.	148,404	14,208,199
Kroger Co. (The)	319,900	11,769,121
Seven & i Holdings Co. Ltd. (Japan)	371,900	15,593,065
Sysco Corp.	90,700	4,602,118
Walgreens Boots Alliance, Inc.	281,332	23,426,516
Wal-Mart Stores, Inc.	307,600	22,460,952

		120,553,887

Food Products — 1.3%
Blue Buffalo Pet Products, Inc.*(a)	63,400	1,479,756
Bunge Ltd.	152,700	9,032,205
ConAgra Foods, Inc.	372,600	17,814,006
Flowers Foods, Inc.	106,500	1,996,875
Hershey Co. (The)	70,200	7,966,998
Ingredion, Inc.	15,600	2,018,796
Kraft Heinz Co. (The)	288,400	25,517,632
Mead Johnson Nutrition Co.	35,800	3,248,850
Mondelez International, Inc. (Class A Stock)	580,485	26,417,872
Nestle SA (Switzerland)	785,400	60,851,483
Pinnacle Foods, Inc.	31,800	1,472,022
Post Holdings, Inc.*	15,700	1,298,233
Tyson Foods, Inc. (Class A Stock)	134,900	9,009,971

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Wilmar International Ltd. (Singapore)	4,597,400	$11,191,466

		179,316,165

Gas Utilities — 0.1%
Atmos Energy Corp.	106,800	8,684,976
Chesapeake Utilities Corp.	24,820	1,642,588
ONE Gas, Inc.	39,500	2,630,305

		12,957,869

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	428,500	16,844,335
Align Technology, Inc.*	24,500	1,973,475
Atrion Corp.	1,700	727,362
Becton, Dickinson and Co.	117,059	19,852,036
Cooper Cos., Inc. (The)	11,900	2,041,683
Elekta AB (Sweden) (Class B Stock)	738,647	6,008,619
GenMark Diagnostics, Inc.*(a)	226,600	1,971,420
GN Store Nord A/S (Denmark)	542,629	9,802,231
Halyard Health, Inc.*	29,800	969,096
Hologic, Inc.*	69,200	2,394,320
IDEXX Laboratories, Inc.*	7,700	715,022
Intuitive Surgical, Inc.*	33,800	22,355,658
Medtronic PLC	309,089	26,819,653
Sonova Holding AG (Switzerland)	31,234	4,145,539
St. Jude Medical, Inc.	21,400	1,669,200
Stryker Corp.	174,900	20,958,267
Teleflex, Inc.(a)	13,800	2,446,878
West Pharmaceutical Services, Inc.	26,800	2,033,584

		143,728,378

Health Care Providers & Services — 1.3%
Aetna, Inc.	220,200	26,893,026
Anthem, Inc.	103,900	13,646,226
Centene Corp.*	123,000	8,778,510
Cigna Corp.	34,000	4,351,660
Diplomat Pharmacy, Inc.*	55,800	1,953,000
Fresenius SE & Co. KGaA (Germany)	366,634	26,939,476
HCA Holdings, Inc.*	106,700	8,216,967
Humana, Inc.	154,200	27,737,496
McKesson Corp.	105,305	19,655,178
Miraca Holdings, Inc. (Japan)	193,500	8,391,725
Team Health Holdings, Inc.*(a)	67,600	2,749,292
UnitedHealth Group, Inc.	204,100	28,818,920
Universal Health Services, Inc. (Class B Stock)	42,000	5,632,200
WellCare Health Plans, Inc.*	23,400	2,510,352

		186,274,028

Health Care Technology — 0.1%
athenahealth, Inc.*(a)	16,400	2,263,364
IMS Health Holdings, Inc.*	61,700	1,564,712
Veeva Systems, Inc. (Class A Stock)*(a)	117,000	3,992,040

		7,820,116

Hotels, Restaurants & Leisure — 0.9%
Bloomin’ Brands, Inc.	107,600	1,922,812
Chipotle Mexican Grill, Inc.*	7,837	3,156,430
Choice Hotels International, Inc.	33,800	1,609,556
Compass Group PLC (United Kingdom)	1,012,909	19,271,088
Del Frisco’s Restaurant Group, Inc.*	82,500	1,181,400
Hilton Worldwide Holdings, Inc.	613,982	13,833,014

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Interval Leisure Group, Inc.	73,800	$1,173,420
Las Vegas Sands Corp.	89,000	3,870,610
Lindblad Expeditions Holdings, Inc.*	103,600	997,668
McDonald’s Corp.	164,200	19,759,828
MGM Resorts International*	326,431	7,387,134
Norwegian Cruise Line Holdings Ltd.*	122,254	4,870,599
Red Robin Gourmet Burgers, Inc.*	28,600	1,356,498
Royal Caribbean Cruises Ltd.(a)	70,100	4,707,215
Starbucks Corp.	572,600	32,706,912
Wynn Macau Ltd. (Macau)	2,356,400	3,414,621
Yum! Brands, Inc.	29,900	2,479,308

		123,698,113

Household Durables — 0.3%
Lennar Corp. (Class A Stock)	100,000	4,610,000
Meritage Homes Corp.*	58,500	2,196,090
Panasonic Corp. (Japan)	1,146,700	9,865,680
Persimmon PLC (United Kingdom)	607,034	11,771,477
PulteGroup, Inc.	202,500	3,946,725
Sony Corp. (Japan)	221,300	6,519,936
Tempur Sealy International, Inc.*(a)	30,800	1,703,856
TRI Pointe Group, Inc.*	235,200	2,780,064

		43,393,828

Household Products — 0.6%
Colgate-Palmolive Co.	110,300	8,073,960
Energizer Holdings, Inc.	46,400	2,389,136
Procter & Gamble Co. (The)	868,155	73,506,684

		83,969,780

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	554,000	8,304,460

Industrial Conglomerates — 1.4%
CK Hutchison Holdings Ltd. (Hong Kong)	1,532,193	16,854,830
Danaher Corp.	443,700	44,813,700
DCC PLC (United Kingdom)	181,718	15,991,197
Fosun International Ltd. (China)	207,500	269,845
General Electric Co.(a)	1,966,700	61,911,716
Koninklijke Philips NV (Netherlands)	665,124	16,519,273
Roper Technologies, Inc.	81,400	13,883,584
Sembcorp Industries Ltd. (Singapore)	1,300,911	2,754,903
Siemens AG (Germany)	224,523	23,040,919

		196,039,967

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	2,297,000	13,813,526
Allianz SE (Germany)	101,931	14,541,280
American International Group, Inc.	609,400	32,231,166
Aviva PLC (United Kingdom)	2,816,468	14,846,491
AXA SA (France)	1,251,576	24,747,037
CHUBB Ltd.	101,527	13,270,594
CNA Financial Corp.	446,584	14,031,669
Direct Line Insurance Group PLC (United Kingdom)	2,601,334	12,026,428
First American Financial Corp.	74,200	2,984,324
FNF Group	167,800	6,292,500
Infinity Property & Casualty Corp.	14,500	1,169,570
Kemper Corp.(a)	34,800	1,078,104
Loews Corp.	531,200	21,827,008
Markel Corp.*	300	285,834

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Marsh & McLennan Cos., Inc.	393,600	$26,945,856
MetLife, Inc.	368,970	14,696,075
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	75,957	12,737,667
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,831,000	8,112,566
Prudential PLC (United Kingdom)	912,485	15,483,951
QBE Insurance Group Ltd. (Australia)	446,108	3,524,082
RSA Insurance Group PLC (United Kingdom)	2,149,548	14,407,137
Sentry Holdings (United Kingdom) (Class A Stock)*^(g)	143	—
State Auto Financial Corp.	85,100	1,864,541
Storebrand ASA (Norway)*	2,179,346	8,267,193
Sun Life Financial, Inc. (Canada)	531,100	17,446,406
Tokio Marine Holdings, Inc. (Japan)	543,300	18,087,047
White Mountains Insurance Group Ltd.	3,300	2,778,600
Willis Towers Watson PLC	142,782	17,749,230
XL Group PLC (Ireland)	644,853	21,480,053

		356,725,935

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	145,063	103,809,984
Etsy, Inc.*	216,700	2,078,153
Priceline Group, Inc. (The)*	36,110	45,080,085

		150,968,222

Internet Software & Services — 2.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	104,174	8,284,958
Alphabet, Inc. (Class C Stock)*	95,228	65,907,299
Alphabet, Inc. (Class A Stock)*	73,950	52,026,043
Angie’s List, Inc.*	196,500	1,279,215
Baidu, Inc. (China), ADR*	41,000	6,771,150
Cornerstone OnDemand, Inc.*	35,900	1,366,354
Demandware, Inc.*	28,900	2,164,610
Endurance International Group Holdings, Inc.*	63,100	567,269
Facebook, Inc. (Class A Stock)*	717,700	82,018,756
Five9, Inc.*	164,600	1,958,740
Kakaku.com, Inc. (Japan)	339,800	6,751,719
LinkedIn Corp. (Class A Stock)*	23,700	4,485,225
Marketo, Inc.*	9,260	322,433
Match Group, Inc.*	39,500	595,463
NAVER Corp. (South Korea)	7,803	4,834,084
Pandora Media, Inc.*	155,800	1,939,710
Rackspace Hosting, Inc.*	39,300	819,798
Shutterstock, Inc.*	51,900	2,377,020
SPS Commerce, Inc.*	24,000	1,454,400
Tencent Holdings Ltd. (China)	551,500	12,651,230
Twitter, Inc.*	45,900	776,169
VeriSign, Inc.*	152,913	13,220,858
Xactly Corp.*	40,200	514,962
Yahoo! Japan Corp. (Japan)	3,434,200	15,228,485
Yahoo!, Inc.*	421,700	15,839,052
Zillow Group, Inc. (Class A Stock)*	58,500	2,144,025
Zillow Group, Inc. (Class C Stock)*	56,900	2,064,332

		308,363,359

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 1.3%
Accenture PLC (Class A Stock)	180,900	$20,494,161
Automatic Data Processing, Inc.	52,600	4,832,362
Black Knight Financial Services, Inc. (Class A Stock)*(a)	24,600	924,960
Blackhawk Network Holdings, Inc.*	71,600	2,397,884
Cognizant Technology Solutions Corp. (Class A Stock)*	158,000	9,043,920
CoreLogic, Inc.*	63,000	2,424,240
EPAM Systems, Inc.*	20,100	1,292,631
Fidelity National Information Services, Inc.	176,300	12,989,784
Infosys Ltd. (India), ADR	670,100	11,961,285
International Business Machines Corp.	31,150	4,727,947
Jack Henry & Associates, Inc.	19,010	1,659,003
MasterCard, Inc. (Class A Stock)	570,300	50,220,618
PayPal Holdings, Inc.*	673,700	24,596,787
Travelport Worldwide Ltd.	56,200	724,418
Vantiv, Inc. (Class A Stock)*	37,600	2,128,160
Visa, Inc. (Class A Stock)(a)	484,200	35,913,114

		186,331,274

Leisure Products — 0.1%
Mattel, Inc.	472,498	14,784,462

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	242,800	10,770,608
Bruker Corp.	37,880	861,391
Charles River Laboratories International, Inc.*	5,200	428,688
Thermo Fisher Scientific, Inc.	138,300	20,435,208

		32,495,895

Machinery — 0.8%
Chart Industries, Inc.*	50,200	1,211,326
CLARCOR, Inc.	73,100	4,446,673
Cummins, Inc.	99,200	11,154,048
EnPro Industries, Inc.	26,700	1,185,213
Flowserve Corp.(a)	367,800	16,613,526
Graco, Inc.(a)	23,600	1,864,164
Greenbrier Cos., Inc. (The)	47,000	1,369,110
Harsco Corp.	232,900	1,546,456
Hillenbrand, Inc.	66,900	2,009,676
Illinois Tool Works, Inc.	161,400	16,811,424
Manitowoc Co., Inc. (The)(a)	105,000	572,250
Manitowoc Foodservice, Inc.*	105,000	1,850,100
Mueller Water Products, Inc. (Class A Stock)	8,100	92,502
Pentair PLC (United Kingdom)	253,500	14,776,515
RBC Bearings, Inc.*	18,300	1,326,750
Sandvik AB (Sweden)	63,688	637,640
SMC Corp. (Japan)	28,300	6,962,540
Stanley Black & Decker, Inc.	55,700	6,194,954
Sun Hydraulics Corp.	37,100	1,101,499
THK Co. Ltd. (Japan)	610,900	10,412,434
Wabtec Corp.	28,500	2,001,555
Watts Water Technologies, Inc. (Class A Stock)(a)	20,500	1,194,330

		105,334,685

Marine — 0.1%
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	9,209	12,028,380

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine (continued)
Kirby Corp.*	37,600	$2,345,864
Matson, Inc.	24,600	794,334
Nippon Yusen KK (Japan)	1,688,000	2,969,590

		18,138,168

Media — 1.5%
Cable One, Inc.	4,200	2,147,922
Charter Communications, Inc. (Class A Stock)*	53,698	12,277,511
Comcast Corp. (Class A Stock)	787,500	51,337,125
CyberAgent, Inc. (Japan)	150,100	9,085,732
DISH Network Corp. (Class A Stock)*	52,300	2,740,520
Eutelsat Communications SA (France)	446,260	8,423,236
Informa PLC (United Kingdom)	503,778	4,912,537
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	35,700	1,151,696
Liberty Global PLC LiLAC (United Kingdom)*	1,499	48,714
Liberty Global PLC (United Kingdom) (Class A Stock)*	359,869	10,457,793
Liberty Global PLC (United Kingdom) (Class C Stock)*	128,232	3,673,847
Sky PLC (United Kingdom)	1,427,080	16,216,627
Time Warner, Inc.	108,200	7,957,028
Twenty-First Century Fox, Inc. (Class A Stock)	330,100	8,929,205
Walt Disney Co. (The)	342,800	33,532,696
WPP PLC (United Kingdom)	1,342,548	27,980,731

		200,872,920

Metals & Mining — 1.0%
Acerinox SA (Spain)	29,735	330,755
Agnico Eagle Mines Ltd. (Canada)	51,100	2,733,850
Alcoa, Inc.	449,100	4,163,157
Alrosa PJSC (Russia)	339,797	368,302
Anglo American PLC (United Kingdom)	180,132	1,765,706
Antofagasta PLC (Chile)	792,626	4,956,322
ArcelorMittal (Luxembourg), AEX*	254,426	1,159,984
Aurubis AG (Germany)	5,981	271,974
Barrick Gold Corp. (Canada)	302,400	6,456,240
BHP Billiton Ltd. (Australia)	559,157	7,792,556
BHP Billiton PLC (Australia)	974,348	12,332,326
BlueScope Steel Ltd. (Australia)	74,073	357,891
Carpenter Technology Corp.(a)	75,200	2,476,336
Centamin PLC (United Kingdom)	916,981	1,615,421
Cia de Minas Buenaventura SAA (Peru), ADR*	164,800	1,969,360
Commercial Metals Co.(a)	39,300	664,170
Constellium NV (Netherlands) (Class A Stock)*	74,200	347,998
Eldorado Gold Corp. (Canada)	193,500	870,750
First Quantum Minerals Ltd. (Canada)	148,800	1,044,635
Franco-Nevada Corp. (Canada), NYSE	69,900	5,316,594
Franco-Nevada Corp. (Canada), TSX	63,080	4,796,609
Freeport-McMoRan, Inc.	21,540	239,956
Fresnillo PLC (Mexico)	170,707	3,759,243
Glencore PLC (Switzerland)*	1,607,582	3,313,438
Goldcorp, Inc. (Canada)	191,900	3,671,047
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	635,500	1,489,115

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Haynes International, Inc.	12,900	$413,832
Hindalco Industries Ltd. (India)	204,202	374,487
Hitachi Metals Ltd. (Japan)	66,000	670,505
HudBay Minerals, Inc. (Canada)	44,600	212,997
Hyundai Steel Co. (South Korea)	9,063	364,666
Iluka Resources Ltd. (Australia)	72,377	356,811
Impala Platinum Holdings Ltd. (South Africa)*	165,330	532,681
Industrias Penoles SAB de CV (Mexico)	54,880	1,310,242
JFE Holdings, Inc. (Japan)	21,800	284,385
Kinross Gold Corp. (Canada)*	359,500	1,757,955
Kobe Steel Ltd. (Japan)	324,500	266,698
Korea Zinc Co. Ltd. (South Korea)	2,541	1,126,805
Maruichi Steel Tube Ltd. (Japan)	14,700	513,768
Mitsubishi Materials Corp. (Japan)	264,000	632,111
MMC Norilsk Nickel PJSC (Russia), ADR	94,522	1,245,746
New Gold, Inc. (Canada)*	72,700	317,934
Newmont Mining Corp.	108,880	4,259,386
Nippon Steel & Sumitomo Metal Corp. (Japan)	66,500	1,287,416
Nucor Corp.	194,700	9,620,127
OceanaGold Corp. (Australia)	292,500	1,116,162
Osisko Gold Royalties Ltd. (Canada)	90,740	1,186,268
Petra Diamonds Ltd. (South Africa)	891,455	1,375,820
POSCO (South Korea)	7,387	1,308,611
Randgold Resources Ltd. (United Kingdom)	38,001	4,264,397
Rio Tinto Ltd. (United Kingdom)	227,382	7,865,288
Rio Tinto PLC (United Kingdom)	181,546	5,640,034
Sanyo Special Steel Co. Ltd. (Japan)	59,000	263,415
Silver Wheaton Corp. (Canada), NYSE	102,600	2,414,178
South32 Ltd. (Australia), ASX*	7,008,024	8,218,931
Southern Copper Corp. (Peru)	57,660	1,555,667
Steel Dynamics, Inc.	36,700	899,150
Tahoe Resources, Inc.	12,400	185,719
Tata Steel Ltd. (India)	44,183	211,908
Teck Resources Ltd. (Canada) (Class B Stock)(a)	102,500	1,349,925
Thyssenkrupp AG (Germany)	68,361	1,374,086
Turquoise Hill Resources Ltd. (Canada)*	205,900	695,942
UACJ Corp. (Japan)	40,000	94,905
Vale SA (Brazil), ADR(a)	376,430	1,904,736
voestalpine AG (Austria)	26,094	878,204
Worthington Industries, Inc.	11,500	486,450

		143,102,083

Multiline Retail — 0.2%
Dollar General Corp.	179,700	16,891,800
Lojas Renner SA (Brazil)	927,800	6,865,425
Marks & Spencer Group PLC (United Kingdom)	1,571,314	6,729,226
Tuesday Morning Corp.*	64,000	449,280

		30,935,731

Multi-Utilities — 0.6%
DTE Energy Co.	141,200	13,995,744
E.ON SE (Germany)	605,069	6,108,088
Engie SA (France)	1,054,511	16,931,998
National Grid PLC (United Kingdom)	1,653,212	24,311,145
NiSource, Inc.	990,968	26,280,471

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
WEC Energy Group, Inc.	5,085	$332,051

		87,959,497

Oil & Gas
Painted Pony Petroleum Ltd. (Canada)*	42,570	249,762

Oil & Gas Exploration & Production
Advantage Oil & Gas Ltd. (Canada)*	58,700	328,042
Crew Energy, Inc. (Canada)*	37,900	170,439
NuVista Energy Ltd. (Canada)*	21,520	104,106
Parsley Energy, Inc. (Class A Stock)*	5,900	159,654

		762,241

Oil, Gas & Consumable Fuels — 2.9%
Adaro Energy Tbk PT (Indonesia)	2,709,200	176,067
ARC Resources Ltd. (Canada)	37,500	641,762
Beach Energy Ltd. (Australia)	3,810,154	1,773,084
Cabot Oil & Gas Corp.	4,000	102,960
Canadian Natural Resources Ltd. (Canada)	88,400	2,725,372
Cenovus Energy, Inc. (Canada)	36,800	509,010
Chevron Corp.	269,622	28,264,474
China Coal Energy Co. Ltd. (China) (Class H Stock)*	254,000	133,082
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	112,500	209,239
Cimarex Energy Co.	72,621	8,665,138
Concho Resources, Inc.*	135,200	16,125,304
Continental Resources, Inc.*(a)	174,700	7,908,669
Diamondback Energy, Inc.*	42,200	3,849,062
EOG Resources, Inc.	167,720	13,991,202
EQT Corp.	195,122	15,108,296
Exxon Mobil Corp.	1,201,512	112,629,735
Gulfport Energy Corp.*	61,600	1,925,616
Hess Corp.	134,330	8,073,233
Kelt Exploration Ltd. (Canada)*(a)	132,300	484,368
Koninklijke Vopak NV (Netherlands)	9,017	448,864
Kosmos Energy Ltd.*	281,600	1,534,720
Lundin Petroleum AB (Sweden)*	26,700	486,557
Matador Resources Co.*(a)	142,700	2,825,460
Occidental Petroleum Corp.	405,400	30,632,024
Ophir Energy PLC (United Kingdom)*	284,910	300,823
PDC Energy, Inc.*(a)	66,890	3,853,533
Peyto Exploration & Development Corp. (Canada)	14,900	399,963
Phillips 66	51,350	4,074,109
Pioneer Natural Resources Co.	11,800	1,784,278
Raging River Exploration, Inc. (Canada)*	26,530	211,098
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	98,485	2,721,015
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	816,100	45,701,600
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	45,324	865,118
SM Energy Co.	14,500	391,500
Southwestern Energy Co.*	35,000	440,300
Spectra Energy Corp.	215,000	7,875,450
Statoil ASA (Norway)	723,393	12,499,118
Suncor Energy, Inc. (Canada)	25,000	693,250
Synergy Resources Corp.*	279,459	1,861,197
TOTAL SA (France)	545,644	26,167,030
Total SA (France), ADR	324,800	15,622,880

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp. (Canada)*	50,094	$1,318,702
TransCanada Corp. (Canada)	194,700	8,804,334
Valero Energy Corp.	247,100	12,602,100
Woodside Petroleum Ltd. (Australia)	29,631	600,836
WPX Energy, Inc.*	55,200	513,912

		408,525,444

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	15,662	1,023,825
Metsa Board OYJ (Finland)	3,122	15,894
Stora Enso OYJ (Finland) (Class R Stock)	1,186,807	9,544,441
West Fraser Timber Co. Ltd. (Canada)	11,700	342,048

		10,926,208

Personal Products — 0.5%
Edgewell Personal Care Co.	13,200	1,114,212
L’Oreal SA (France)	112,907	21,616,523
Unilever PLC (United Kingdom)	1,006,758	48,239,207

		70,969,942

Pharmaceuticals — 3.7%
Allergan PLC*	156,392	36,140,627
Astellas Pharma, Inc. (Japan)	1,892,500	29,678,834
Bayer AG (Germany)	384,916	38,659,168
Bristol-Myers Squibb Co.	790,600	58,148,630
Catalent, Inc.*	41,680	958,223
Eli Lilly & Co.	392,200	30,885,750
GlaxoSmithKline PLC (United Kingdom), ADR	262,200	11,363,748
Johnson & Johnson	692,846	84,042,220
Mallinckrodt PLC*	291,200	17,699,136
Novartis AG (Switzerland)	536,895	44,314,536
Novo Nordisk A/S (Denmark) (Class B Stock)	204,340	11,004,301
Pacira Pharmaceuticals, Inc.*	26,400	890,472
Pfizer, Inc.	1,574,374	55,433,709
Roche Holding AG (Switzerland)	150,357	39,676,179
Sanofi (France)	351,340	29,190,412
Takeda Pharmaceutical Co. Ltd. (Japan)	263,400	11,359,965
TherapeuticsMD, Inc.*(a)	219,400	1,864,900
Zoetis, Inc.	243,400	11,551,764

		512,862,574

Professional Services — 0.1%
Advisory Board Co. (The)*	30,460	1,077,979
Equifax, Inc.	25,200	3,235,680
Exponent, Inc.	16,400	957,924
IHS, Inc. (Class A Stock)*	14,300	1,653,223
Recruit Holdings Co. Ltd. (Japan)	181,600	6,634,596
TransUnion*	41,300	1,381,072
Verisk Analytics, Inc. (Class A Stock)*	7,900	640,532

		15,581,006

Real Estate Investment Trusts (REITs) — 2.5%
Acadia Realty Trust	37,200	1,321,344
Alexandria Real Estate Equities, Inc.	14,300	1,480,336
American Campus Communities, Inc.	62,300	3,293,801
American Tower Corp.	218,435	24,816,400
AvalonBay Communities, Inc.	130,190	23,484,974
Boston Properties, Inc.	31,650	4,174,635

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Brookfield Canada Office Properties (Canada)	39,300	$873,029
Camden Property Trust	24,200	2,139,764
Canadian Real Estate Investment Trust (Canada)	14,400	538,349
CapitaLand Mall Trust (Singapore)	801,700	1,274,721
Charter Hall Retail REIT (Australia)	177,861	635,722
Concentradora Fibra Danhos SA de CV (Mexico)	162,500	295,090
Corporate Office Properties Trust	19,900	588,443
Crown Castle International Corp.	134,694	13,662,012
DCT Industrial Trust, Inc.	36,675	1,761,867
Derwent London PLC (United Kingdom)	19,465	679,091
Douglas Emmett, Inc.	113,100	4,017,312
Duke Realty Corp.	66,700	1,778,222
EastGroup Properties, Inc.	35,500	2,446,660
Equinix, Inc.	26,600	10,313,618
Equity Residential	57,900	3,988,152
Essex Property Trust, Inc.	17,809	4,062,055
Federal Realty Investment Trust	75,600	12,515,580
Gecina SA (France)	9,553	1,293,942
General Growth Properties, Inc.	480,860	14,339,245
Great Portland Estates PLC (United Kingdom)	677,264	5,669,030
Hatteras Financial Corp.	54,500	893,800
Healthcare Realty Trust, Inc.	49,700	1,739,003
Highwoods Properties, Inc.	27,400	1,446,720
Host Hotels & Resorts, Inc.	76,700	1,243,307
Iron Mountain, Inc.	196,538	7,828,109
Kilroy Realty Corp.	32,300	2,141,167
Kimco Realty Corp.	104,200	3,269,796
Klepierre (France)	29,045	1,281,624
LaSalle Hotel Properties	107,800	2,541,924
Macerich Co. (The)	49,600	4,235,344
Mori Hills REIT Investment Corp. (Japan)	646	1,014,230
Nippon Accommodations Fund, Inc. (Japan)	354	1,614,628
Nippon Prologis REIT, Inc. (Japan)	392	957,646
Paramount Group, Inc.	42,500	677,450
Pebblebrook Hotel Trust	24,200	635,250
Post Properties, Inc.	1,300	79,365
ProLogis, Inc.	117,800	5,776,912
PS Business Parks, Inc.	11,000	1,166,880
Public Storage	54,898	14,031,380
Rayonier, Inc.	100,500	2,637,120
Redwood Trust, Inc.	204,700	2,826,907
Regency Centers Corp.	77,939	6,525,832
RLJ Lodging Trust	29,730	637,709
Saul Centers, Inc.	22,200	1,369,962
Scentre Group (Australia)	3,211,805	11,896,412
Shaftesbury PLC (United Kingdom)	109,061	1,283,393
Simon Property Group, Inc.	196,161	42,547,321
SL Green Realty Corp.	104,500	11,126,115
Stockland (Australia)	152,969	542,353
Sunstone Hotel Investors, Inc.	90,377	1,090,850
Taubman Centers, Inc.	44,500	3,301,900
Terreno Realty Corp.	72,000	1,862,640
Unibail-Rodamco SE (France)	53,195	13,761,290
Urban Edge Properties	69,580	2,077,659
Urstadt Biddle Properties, Inc. (Class A Stock)	67,350	1,668,933

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
VEREIT, Inc.	703,100	$7,129,434
Vicinity Centres (Australia)	630,123	1,572,064
Vornado Realty Trust(a)	173,800	17,400,856
Washington Real Estate Investment Trust	44,600	1,403,116
Weingarten Realty Investors	102,330	4,177,111
Weyerhaeuser Co.	258,706	7,701,678
WP Glimcher, Inc.	211,400	2,365,566

		340,924,150

Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.	88,200	3,187,548
Cheung Kong Property Holdings Ltd. (Hong Kong)	1,936,893	12,203,689
Hongkong Land Holdings Ltd. (Hong Kong)	245,100	1,491,433
Howard Hughes Corp. (The)*	9,900	1,131,768
Hufvudstaden AB (Sweden) (Class A Stock)	51,684	811,205
Hysan Development Co. Ltd. (Hong Kong)	167,000	744,740
Iguatemi Empresa de Shopping Centers SA (Brazil)	49,400	434,593
Inmobiliaria Colonial SA (Spain)	1,074,535	784,979
Mitsubishi Estate Co. Ltd. (Japan)	79,000	1,449,081
Mitsui Fudosan Co. Ltd. (Japan)	347,000	7,963,923
Multiplan Empreendimentos Imobiliarios SA (Brazil)	11,400	213,641
PSP Swiss Property AG (Switzerland)	16,362	1,587,543
REX Holdings, Inc. (Class A Stock)	49,900	2,008,974
St. Joe Co. (The)*	95,800	1,697,576
Sun Hung Kai Properties Ltd. (Hong Kong)	35,166	424,415
UNITE Group PLC (The) (United Kingdom)	67,290	556,659
Wharf Holdings Ltd. (The) (Hong Kong)	211,000	1,287,633

		37,979,400

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	63,330	8,156,271
Central Japan Railway Co. (Japan)	83,800	14,904,967
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	1,373,535
Norfolk Southern Corp.	79,400	6,759,322
Old Dominion Freight Line, Inc.*	29,700	1,791,207
Saia, Inc.*	17,800	447,492
YRC Worldwide, Inc.*	110,900	975,920

		34,408,714

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	125,600	7,113,984
Applied Materials, Inc.	633,500	15,184,995
ASML Holding NV (Netherlands)(a)	126,400	12,540,144
ASML Holding NV (Netherlands), SGMX	132,009	12,994,788
Broadcom Ltd. (Singapore)	178,500	27,738,900
Cree, Inc.*	64,600	1,578,824
Diodes, Inc.*	68,700	1,290,873
Intel Corp.	510,200	16,734,560
Lam Research Corp.	106,700	8,969,202
Maxim Integrated Products, Inc.	35,600	1,270,564
Microchip Technology, Inc.(a)	304,800	15,471,648
Micron Technology, Inc.*	437,800	6,024,128
NXP Semiconductors NV (Netherlands)*	201,900	15,816,846
ON Semiconductor Corp.*	304,410	2,684,896
QUALCOMM, Inc.	550,800	29,506,356
Semtech Corp.*	98,110	2,340,905

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,964,749	$25,020,832
Texas Instruments, Inc.	129,900	8,138,235
Tokyo Electron Ltd. (Japan)	153,700	12,988,986
Veeco Instruments, Inc.*	43,100	713,736

		224,123,402

Software — 1.7%
Cadence Design Systems, Inc.*	73,900	1,795,770
CommVault Systems, Inc.*	33,000	1,425,270
Electronic Arts, Inc.*	144,600	10,954,896
FleetMatics Group PLC*	19,500	844,935
Guidewire Software, Inc.*	28,000	1,729,280
Interactive Intelligence Group, Inc.*(a)	59,900	2,455,301
Intuit, Inc.	82,500	9,207,825
Microsoft Corp.	2,728,000	139,591,760
NetSuite, Inc.*(a)	19,220	1,399,216
Oracle Corp.	262,800	10,756,404
Red Hat, Inc.*	425,880	30,918,888
salesforce.com, Inc.*	303,400	24,092,994
ServiceNow, Inc.*	38,400	2,549,760
Splunk, Inc.*	42,700	2,313,486
Take-Two Interactive Software, Inc.*	9,400	356,448
Tangoe, Inc.*	61,100	471,692

		240,863,925

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.(a)	56,600	901,638
AutoZone, Inc.*	16,000	12,701,440
Burlington Stores, Inc.*	35,000	2,334,850
CarMax, Inc.*(a)	313,000	15,346,390
Dick’s Sporting Goods, Inc.	44,100	1,987,146
Home Depot, Inc. (The)	249,600	31,871,424
Kingfisher PLC (United Kingdom)	3,429,749	14,731,137
L Brands, Inc.	150,400	10,096,352
Lowe’s Cos., Inc.	341,800	27,060,306
Murphy USA, Inc.*	6,800	504,288
Ross Stores, Inc.	332,900	18,872,101
TJX Cos., Inc. (The)	236,400	18,257,172
Tractor Supply Co.	140,100	12,774,318

		167,438,562

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	1,351,000	129,155,600
Samsung Electronics Co. Ltd. (South Korea)	9,464	11,786,004
Seagate Technology PLC	152,700	3,719,772
Western Digital Corp.	281,100	13,284,786

		157,946,162

Textiles, Apparel & Luxury Goods — 0.7%
Burberry Group PLC (United Kingdom)	687,316	10,691,547
Coach, Inc.	231,000	9,410,940
Culp, Inc.	53,500	1,478,205
Hanesbrands, Inc.	546,200	13,726,006
Kate Spade & Co.*	122,700	2,528,847
Kering (France)	47,175	7,594,361
Moncler SpA (Italy)	504,006	7,956,959
NIKE, Inc. (Class B Stock)	556,300	30,707,760

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Samsonite International SA	3,302,700	$9,131,477

		93,226,102

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*	87,130	1,108,294
Capitol Federal Financial, Inc.	61,100	852,345
ESSA Bancorp, Inc.	47,200	632,480
First Defiance Financial Corp.	8,872	344,677
Kearny Financial Corp.	76,800	966,144
Nationstar Mortgage Holdings, Inc.*	99,000	1,114,740
PennyMac Financial Services, Inc. (Class A Stock)*	24,580	307,004

		5,325,684

Tobacco — 0.7%
Altria Group, Inc.	654,800	45,155,008
Philip Morris International, Inc.	494,100	50,259,852

		95,414,860

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	649,000	11,427,160
MRC Global, Inc.*	43,100	612,451
NOW, Inc.*	51,000	925,140
Sumitomo Corp. (Japan)	1,532,500	15,447,449

		28,412,200

Water Utilities
California Water Service Group	23,400	817,362

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	466,300	5,716,838
SoftBank Group Corp. (Japan)	183,500	10,377,306
T-Mobile USA, Inc.*	297,500	12,872,825
Vodafone Group PLC (United Kingdom), ADR	873,204	26,973,272

		55,940,241

TOTAL COMMON STOCKS (cost $6,990,923,759)		7,540,982,993

PREFERRED STOCKS
Pharmaceuticals
Allergan PLC, CVT, 5.500%	741	617,712

Real Estate Investment Trusts (REITs)
American Tower Corp., CVT, 5.250%*	25,438	2,861,775
American Tower Corp., CVT, 5.500%	2,994	336,286
Crown Castle International Corp., CVT, 4.500%	8,900	1,077,835

		4,275,896

Wireless Telecommunication Services
T-Mobile USA, Inc., CVT, 5.500%	10,976	807,724

TOTAL PREFERRED STOCKS (cost $5,168,890)		5,701,332

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 2.7%
Non-Residential Mortgage-Backed Securities — 2.6%
Ally Auto Receivables Trust,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	$1,411,241
Ally Master Owner Trust,
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,166,576
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,533,219
American Express Credit Account Master Trust,
Series 2013-1, Class A
0.862%(c)	02/16/21	2,440	2,445,596
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	443	443,444
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,853,814
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,906,671
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,840,607
Series 2016-1, Class A3
1.810%	10/08/20	1,210	1,220,220
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1,610	1,611,498
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	975	977,156
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,869,493
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	4,337,178
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,737,050
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,349,144
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	725,223
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,772,555
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,446,294
Series 2015-2, Class A1
2.250%	07/17/23	2,180	2,217,901
Capital Auto Receivables Asset Trust,
Series 2013-4, Class A3
1.090%	03/20/18	1,074	1,073,719
Series 2014-1, Class C
2.840%	04/22/19	595	603,193
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,777,326
Series 2014-2, Class D
2.810%	08/20/19	307	311,271
Series 2015-2, Class A3
1.730%	09/20/19	4,440	4,469,551
Series 2015-3, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
1.720%	01/22/19	2,030	$2,035,566
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,217,241
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A1
1.390%	01/15/21	4,620	4,651,712
CarMax Auto Owner Trust,
Series 2012-3, Class D
2.290%	04/15/19	995	997,481
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,226,382
Series 2013-3, Class B
1.910%	03/15/19	3,745	3,765,383
Series 2014-1, Class B
1.690%	08/15/19	495	496,480
Series 2014-1, Class C
1.930%	11/15/19	705	705,677
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,423,874
Series 2016-2, Class B
2.160%	12/15/21	640	642,148
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	949	948,285
Series 2016-1, Class A2, 144A
1.690%	09/14/22	2,895	2,899,825
Chase Issuance Trust,
Series 2015-A2, Class A2
1.590%	02/18/20	3,260	3,293,729
Series 2016-A2, Class A
1.370%	06/15/21	9,200	9,247,605
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.732%(c)	05/26/20	5,845	5,848,508
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,852,904
CNH Equipment Trust,
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,076,354
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
1.042%(c)	08/15/19	3,025	3,024,999
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	1,812	1,828,915
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	635	632,958
Series 2014-1, Class A, 144A
2.540%	05/20/27	1,193	1,196,298
Series 2015-2, Class A, 144A
2.990%	05/22/28	3,711	3,774,020
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	7,807,299
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,710,334
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,782,244

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2016-A3, Class A3
1.850%	10/16/23	9,680	$9,776,445
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	2,962	3,048,930
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	1,409	1,407,351
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	64	64,406
Series 2014-1, Class A2, 144A
0.870%	09/20/19	580	578,954
Series 2015-1, Class A2, 144A
1.300%	09/20/20	4,320	4,314,599
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	69	68,732
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,667,799
Series 2013-C, Class D
2.500%	01/15/20	3,960	4,005,185
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,050	2,091,229
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,522,370
Series 2016-A, Class A4
1.600%	06/15/21	4,995	5,058,878
Ford Credit Auto Owner Trust 2016-REV2,
Series 2, Class A, 144A
2.030%	12/15/27	9,780	9,831,396
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	2,278,711
Series 2016-2, Class C
2.580%	03/20/20	1,390	1,390,712
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	1,074	1,073,280
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	2,108	2,075,125
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	4,593	4,064,240
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,827,486
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,264,377
Series 2016-B, Class A3, 144A
1.520%	10/15/19	2,195	2,199,726
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	631,530
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,785,424

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	$1,871,594
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,863,349
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,496,786
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,764,537
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	331	328,018
Series 2014-1A, Class A, 144A
2.250%	09/22/31	618	608,179
Series 2015-1A, Class A, 144A
2.520%	12/20/32	4,297	4,294,017
Nissan Auto Lease Trust,
Series 2015-B, Class A3
1.540%	04/16/18	3,390	3,407,116
Nissan Auto Receivables Owner Trust,
Series 2016-A, Class A4
1.590%	07/15/22	2,405	2,429,904
OneMain Financial Issuance Trust,
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,790	1,845,663
Palisades Center Trust 2016-PLSD,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,351,898
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	811,568
Series 2014-1, Class D
2.910%	04/15/20	786	797,102
Series 2014-4, Class C
2.600%	11/16/20	434	439,043
Series 2014-4, Class D
3.100%	11/16/20	748	762,268
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	1,229	1,226,511
Series 2015-1A, Class A, 144A
2.400%	03/22/32	1,715	1,718,440
Series 2015-2A, Class A, 144A
2.430%	06/20/32	2,824	2,852,469
Series 2015-3A, Class A, 144A
2.580%	09/20/32	1,107	1,116,378
SLM Student Loan Trust,
Series 2008-4, Class A4
2.288%(c)	07/25/22	385	385,231
Series 2008-5, Class A4
2.338%(c)	07/25/23	3,970	3,971,672
Series 2008-9, Class A
2.138%(c)	04/25/23	2,216	2,214,449
SMART Trust (Australia),
Series 2012-4US, Class A4A
1.250%	08/14/18	815	813,333
Series 2013-1US, Class A4A
1.050%	10/14/18	282	281,914

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2013-2US, Class A4A
1.180%	02/14/19	490	$488,773
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,686,837
Series 2015-1US, Class A3A
1.500%	09/14/18	1,780	1,779,259
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,486,171
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,879,426
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	3,025	3,088,679
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,470	1,490,155
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	599	601,089
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,421,513
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,562,675
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,900,160
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,797,161
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,880,614
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,379,187
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	6,850	6,860,540
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	9,806	9,859,832
Wheels SPV 2 LLC,
Series 2015-1A, Class A2, 144A
1.270%	04/22/24	3,548	3,541,624
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885	6,980,621
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class A4
1.370%	01/15/20	3,000	3,006,410
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,050,965

			359,606,176

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	10	9,515
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	124	127,544
Series 2004-BC1, Class M2

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
2.058%(c)	01/25/34	285	$266,680
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	4,225	4,241,325
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,373,868
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	532,140
GSAA Trust,
Series 2005-8, Class A3
0.883%(c)	06/25/35	2,923	2,736,772
Invitation Homes Trust,
Series 2015-SFR3, Class E, 144A
4.196%(c)	08/17/32	369	364,093
Nationstar HECM Loan Trust,
Series 2016-1A, Class A, 144A^
2.981%	02/25/26	1,079	1,080,475
OneMain Financial Issuance Trust,
Series 2016-1A, Class A, 144A
3.660%	02/20/29	1,675	1,712,325
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	215	219,368
Truman Capital Mortgage Loan Trust,
Series 2014-NPL3, Class A1, 144A
3.125%(c)	04/25/53	1	1,401
Vericrest Opportunity Loan Trust,
Series 2014-NP10, Class A1, 144A
3.375%(c)	10/25/54	432	429,075
Series 2014-NPL7, Class A1, 144A
3.375%(c)	08/27/57	1,725	1,714,702
Series 2014-NPL9, Class A1, 144A
3.375%(c)	11/25/54	455	451,739

			15,261,022

TOTAL ASSET-BACKED SECURITIES (cost $372,692,192)			374,867,198

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,778,228
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	119	119,004
Series 2006-3, Class AM
6.146%(c)	07/10/44	9,118	9,045,614
Series 2007-1, Class A4
5.451%	01/15/49	421	427,614
Series 2007-2, Class A4
5.790%(c)	04/10/49	831	837,160
Series 2007-5, Class A4
5.492%	02/10/51	4,512	4,644,149
Barclays Commercial Mortgage Trust,
Series 2015-RRI, Class C, 144A
2.492%(c)	05/15/32	246	241,618
Series 2015-RRI, Class D, 144A
3.342%(c)	05/15/32	304	290,063

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.442%(c)	12/15/27	295	$287,812
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.901%(c)	12/10/49	1,000	1,029,329
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,252,667
Series 2015-GC29, Class A4
3.192%	04/10/48	5,835	6,157,223
Series 2015-GC35, Class A4
3.818%	11/10/48	3,180	3,508,954
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	336	335,780
COMM Mortgage Trust,
Series 2014-TWC, Class A, 144A
1.289%(c)	02/13/32	1,950	1,937,598
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,762,802
Series 2015-CR24, Class A5
3.696%	08/10/55	3,025	3,312,282
Series 2015-CR26, Class A4
3.630%	10/10/48	8,241	8,919,743
Series 2015-LC21, Class B
4.456%(c)	07/10/48	3,055	3,199,299
Series 2015-LC23, Class A2
3.221%	10/10/53	7,785	8,253,515
Series 2015-LC23, Class A4
3.774%	10/10/53	15,720	17,218,449
Series 2015-PC1, Class A2
3.148%	07/10/50	1,165	1,223,909
Series 2015-PC1, Class AM
4.290%	07/10/50	960	1,050,030
Series 2015-PC1, Class B
4.591%(c)	07/10/50	1,505	1,517,931
Series 2015-PC1, Class C
4.591%(c)	07/10/50	1,205	1,098,570
Series 2016-CR28, Class AHR
3.651%	02/10/49	2,510	2,667,982
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	990,988
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,578,909
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,218,822
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	8,685	9,384,849
Series 2015-GLPB, Class B, 144A
3.938%(c)	11/15/34	3,875	4,098,595
Series 2015-TOWN, Class B, 144A
2.342%(c)	03/15/17	137	133,796
Series 2015-TOWN, Class C, 144A
2.692%(c)	03/15/17	134	130,188

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-TOWN, Class D, 144A
3.642%(c)	03/15/17	203	$197,557
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,841,219
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,887,787
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA2, Class M2(x)
3.046%(c)	12/25/27	4,130	4,209,113
Series 2015-DNA3, Class M2(x)
3.303%(c)	04/25/28	2,830	2,909,337
Series 2015-HQA2, Class M2(x)
3.246%(c)	05/25/28	2,565	2,626,438
FREMF Mortgage Trust,
Series 2015-K43, Class B, 144A
3.735%(c)	02/25/48	1,235	1,195,118
Series 2015-K45, Class B, 144A
3.714%(c)	04/25/48	2,040	1,945,173
Series 2015-K46, Class B, 144A
3.819%(c)	04/25/48	3,485	3,345,695
Series 2015-K47, Class B, 144A
3.724%(c)	06/25/48	2,305	2,202,995
Series 2015-K48, Class B, 144A
3.760%(c)	08/25/48	2,150	2,043,040
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	3,715	3,639,951
Series 2015-K720, Class B, 144A
3.506%(c)	07/25/22	2,760	2,617,493
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(c)	12/15/34	520	535,421
Series 2015-NRF, Class CFX, 144A
3.495%(c)	12/15/34	523	529,034
Series 2015-NRF, Class DFX, 144A
3.495%(c)	12/15/34	518	515,613
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,671,538
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	814	812,856
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,996,275
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	130,365
GS Mortgage Securities Trust,
Series 2006-GG8, Class A1A
5.547%	11/10/39	164	164,242
Series 2006-GG8, Class A4
5.560%	11/10/39	509	510,476
Series 2016-GS2, Class A4
3.050%	05/10/49	3,110	3,257,504
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.496%(c)	07/25/44	1,275	1,288,049

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-GC34, Class A4
3.506%	10/10/48	4,055	$4,376,342
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	140,776
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,297,656
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	78	78,279
Series 2006-CB17, Class A4
5.429%	12/12/43	301	302,666
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	545,787
Series 2007-C1, Class A4
5.716%	02/15/51	2,577	2,661,000
Series 2007-CB19, Class AM
5.887%(c)	02/12/49	7,570	7,707,022
Series 2007-LD11, Class A4
5.927%(c)	06/15/49	5,175	5,268,062
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	8,688	8,971,264
Series 2007-LDPX, Class A3
5.420%	01/15/49	449	455,636
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,564,836
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,651,255
Series 2016-ATRM, Class A, 144A
2.962%	10/05/28	5,365	5,473,640
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	10,498,763
Series 2014-C24, Class A5
3.639%	11/15/47	895	974,132
Series 2015-C28, Class A4
3.227%	10/15/48	7,655	8,083,039
Series 2015-C30, Class A2
3.087%	07/15/48	460	485,028
Series 2015-C30, Class A5
3.822%	07/15/48	4,120	4,533,125
Series 2015-C31, Class A3
3.801%	08/15/48	3,630	3,992,104
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,470,932
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.118%(c)	07/15/44	343	355,606
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	930	941,310
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	2,885,746
Series 2008-C1, Class AM
6.248%(c)	04/15/41	1,490	1,478,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.021%(c)	06/12/50	2,580	$2,637,279
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49	155	156,113
Series 2007-6, Class A4
5.485%(c)	03/12/51	400	406,471
Series 2007-7, Class A4
5.810%(c)	06/12/50	84	86,762
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class A4
3.306%	04/15/48	4,055	4,313,157
Series 2015-C24, Class AS
4.036%(c)	05/15/48	475	517,346
Series 2015-C24, Class B
4.499%(c)	05/15/48	895	947,677
Series 2015-C24, Class C
4.499%(c)	05/15/48	530	496,274
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,926,304
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	2,405,016
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	2,038	2,076,271
Series 2015-MS1, Class AS
4.164%(c)	05/15/48	325	355,879
Series 2015-MS1, Class B
4.164%(c)	05/15/48	905	948,647
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(c)	03/25/54	3,033	3,091,626
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	3,020	3,056,810
Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	2,160	2,186,556
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	3,249	3,291,482
Series 2016-1, Class A3B, 144A
3.000%(c)	02/25/55	3,837	3,831,074
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	2,570	2,604,289
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509%	04/15/47	1,448	1,469,347
Series 2007-C33, Class A4
6.147%(c)	02/15/51	6,118	6,244,392
Series 2007-C33, Class A5
6.147%(c)	02/15/51	1,000	1,041,132
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	4,960	5,390,513
Series 2015-C31, Class A4
3.695%	11/15/48	19,295	21,099,812
Series 2015-LC20, Class C
4.056%(c)	04/15/50	1,995	1,909,353

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-NXS2, Class A2
3.020%	07/15/58	1,950	$2,042,851
Series 2015-NXS2, Class AS
4.121%(c)	07/15/58	625	686,769
Series 2015-NXS2, Class B
4.393%(c)	07/15/58	1,005	1,058,840
Series 2015-NXS2, Class C
4.393%(c)	07/15/58	545	520,793
Series 2015-SG1, Class A4
3.789%	12/15/47	3,110	3,420,671
Series 2016-C34, Class A4
3.096%	06/15/49	3,795	3,954,999
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,313,228
Series 2013-C18, Class A3
3.651%	12/15/46	2,235	2,401,398
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	3,080,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $323,798,040)			326,888,235

CONVERTIBLE BONDS
Auto Manufacturers
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19	340	300,900
1.250%	03/01/21	565	464,359

			765,259

TOTAL CONVERTIBLE BONDS (cost $692,081)			765,259

CORPORATE OBLIGATIONS — 13.0%
Advertising — 0.3%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	1,050	921,375
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	1,225	1,275,305
4.000%	03/15/22	4,765	5,071,790
4.200%	04/15/24	3,454	3,701,192
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22	250	260,000
Gtd. Notes, 144A
5.750%	02/01/26	725	754,457
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	2,400	2,382,000
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	2,775	2,922,716
3.650%	11/01/24	5,655	5,961,812
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	350	355,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Advertising (continued)
5.625%	02/15/24	350	$360,500
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	1,810	1,912,754
3.750%	09/19/24	5,825	6,156,064
4.750%	11/21/21	3,445	3,821,563

			35,856,778

Aerospace & Defense — 0.2%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A(a)
7.750%	12/15/20	1,000	882,500
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23	3,240	3,367,394
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	700	709,514
3.832%	04/27/25	980	1,039,070
4.854%	04/27/35	6,295	6,910,512
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25	6,305	6,513,809
3.550%	01/15/26	5,085	5,523,591
3.600%	03/01/35	1,150	1,165,815
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22	350	354,375
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	1,475	1,471,313
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	420	427,350
6.000%	07/15/22	85	85,440
6.500%	07/15/24	425	431,112
6.500%	05/15/25	570	571,425

			29,453,220

Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	5,615	5,782,226
4.250%	07/21/25	4,055	4,389,655
MHP SA (Ukraine),
Gtd. Notes, RegS
8.250%	04/02/20	1,675	1,582,875
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)(i)
9.450%	04/19/18	900	54,000
Sr. Unsec’d. Notes, RegS(g)(i)
9.450%	04/19/18	400	24,000
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	362	367,807
3.250%	11/01/22	2,685	2,813,646
4.000%	06/12/22	2,604	2,829,993
4.450%	06/12/25	3,405	3,813,389
5.700%	08/15/35	208	253,308

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Agriculture (continued)
5.850%	08/15/45	3,228	$4,124,516
6.150%	09/15/43	229	299,118
7.250%	06/15/37	610	832,504

			27,167,037

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	544,687
Series 144A, Sr. Sec’d. Notes, 144A
6.750%	10/01/19	150	155,280
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,464	2,599,927
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21	120	123,447
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	5,469	5,947,996
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	458	462,809
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24	5,286	5,180,361
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,030	3,203,377
American Airlines Group, Inc.,
Gtd. Notes(a)
6.125%	06/01/18	2,100	2,163,000
Gtd. Notes, 144A
5.500%	10/01/19	320	316,800
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	273	273,395
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	248	262,177
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	103	109,903
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	2,250	2,373,269
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	147	147,765
United Continental Holdings, Inc.,
Gtd. Notes(a)
6.000%	12/01/20	1,045	1,092,025
6.375%	06/01/18	10	10,425
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,776	1,891,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Airlines (continued)
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,896	$1,999,863

			28,857,787

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes(a)
5.000%	05/01/25	1,700	1,708,500
6.875%	05/01/22	450	477,563
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21	1,322	1,368,270
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20	475	492,219

			4,046,552

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	7,865	7,927,432
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.875%	08/09/16	143	143,074
2.125%	10/02/17	180	181,143
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(a)
5.625%	02/01/23	1,175	1,220,531

			9,472,180

Auto Parts & Equipment — 0.1%
Delphi Automotive PLC (United Kingdom),
Gtd. Notes(a)
4.250%	01/15/26	3,920	4,283,917
Delphi Corp. (United Kingdom),
Gtd. Notes
5.000%	02/15/23	6,290	6,667,400
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)
5.125%	11/15/23	1,175	1,213,187
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	1,475	1,449,187
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18	350	356,776
TI Group Automotive Systems LLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)
8.750%	07/15/23	1,475	1,445,500

			15,415,967

Banks — 1.5%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	2,145	2,226,682
Alfa Bank AO Via Alfa Bond Issuance PLC (Russia),
Sr. Unsec’d. Notes, RegS
7.750%	04/28/21	500	567,860

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Banco Bradesco SA (Brazil),
Sub. Notes, RegS
5.750%	03/01/22	450	$468,450
5.900%	01/16/21	850	883,762
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22	1,300	1,183,000
Banco Hipotecario SA (Argentina),
Sr. Unsec’d. Notes, 144A
9.750%	11/30/20	1,000	1,084,750
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,616,479
Bank of America Corp.,
Sr. Unsec’d. Notes
1.950%	05/12/18	1,291	1,298,591
2.250%	04/21/20	1,241	1,247,938
5.875%	01/05/21	555	636,679
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	11,345	11,675,673
5.650%	05/01/18	3,855	4,131,203
Bank of America NA,
Sr. Unsec’d. Notes, BKNT
1.650%	03/26/18	1,008	1,014,046
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes
5.325%	04/16/18	550	549,340
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20	5,015	5,314,606
Barclays PLC (United Kingdom),
Sub. Notes
5.200%	05/12/26	8,655	8,744,692
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,546,377
Sub. Notes, RegS
6.750%	09/30/22	550	614,003
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25	10,575	10,569,787
4.875%	04/01/26	7,330	7,520,265
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,017	1,045,083
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49	2,130	2,075,206
6.250%(c)	12/29/49	525	539,437
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	546	568,763
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,105	1,108,575
2.600%	11/13/18	2,425	2,461,479
4.200%	08/08/23	769	812,843
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	5,112	5,222,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Sub. Notes
7.000%	04/15/20	866	$986,289
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23	800	839,882
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	1,200	1,186,704
Sr. Unsec’d. Notes(a)
2.900%	07/19/18	789	809,648
5.750%	01/24/22	5,180	6,013,773
6.150%	04/01/18	7,350	7,919,588
Sub. Notes
4.250%	10/21/25	3,570	3,690,270
6.750%	10/01/37	4,195	5,174,675
Halyk Savings Bank Of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.250%	05/03/17	700	721,000
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.250%	01/28/21	850	895,050
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	4,410	4,200,525
6.875%(c)	12/29/49	685	681,575
Sr. Unsec’d. Notes
2.950%	05/25/21	4,640	4,688,070
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	234,681
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20	2,645	2,698,334
Sub. Notes, 144A
5.800%	09/25/23	6,129	6,726,069
Sub. Notes, EMTN
4.125%(c)	11/21/23	5,595	5,672,771
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.500%	02/24/21	795	904,639
Itau Unibanco Holding SA (Brazil),
Sub. Notes, RegS
5.650%	03/19/22	2,255	2,314,757
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	2,125	2,117,031
Sub. Notes
3.875%	09/10/24	9,669	10,010,673
4.125%	12/15/26	2,140	2,267,366
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	5,350	5,533,435
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20	2,409	2,448,722
5.750%	01/25/21	1,608	1,833,353
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	21,620	22,899,363
Sr. Unsec’d. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
4.000%	07/23/25	1,028	$1,100,771
Sub. Notes(a)
4.875%	11/01/22	1,457	1,595,497
5.000%	11/24/25	1,209	1,323,602
Sub. Notes, MTN
4.100%	05/22/23	235	243,663
National Savings Bank (Sri Lanka),
Sr. Unsec’d. Notes, RegS
5.150%	09/10/19	530	515,732
8.875%	09/18/18	845	900,415
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19	500	490,000
Royal Bank Of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.800%	04/05/26	9,140	9,296,020
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.125%	12/15/22	350	367,049
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22	350	387,625
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22	1,750	1,938,125
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	584	584,882
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	1,064	1,074,123
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, RegS
6.800%	11/22/25	1,850	2,030,745
6.902%	07/09/20	3,950	4,281,603

			210,326,078

Beverages
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	530,813
Cott Beverages, Inc. (Canada),
Gtd. Notes
6.750%	01/01/20	525	547,313

			1,078,126

Biotechnology — 0.3%
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23	650	581,750
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	7,430	7,743,226
4.050%	09/15/25	4,485	4,827,883
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24	14,490	15,090,654
3.875%	08/15/25	10,170	10,847,973
Concordia International Corp. (Canada),
Gtd. Notes, 144A
9.500%	10/21/22	200	186,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Biotechnology (continued)
				$39,277,986

Building Materials — 0.2%
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		1,109	1,158,905
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		4,750	5,225,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.750%	04/16/26		500	524,550
Sr. Sec’d. Notes, RegS
7.750%	04/16/26		800	839,280
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		560	583,800
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23		2,420	2,691,088
6.000%	12/30/19		1,572	1,755,921
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23		625	639,063
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		4,475	4,766,461
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		375	389,063
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		375	384,375
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		700	726,250
Owens Corning,
Gtd. Notes
9.000%	06/15/19		425	492,292
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23		2,275	2,366,000
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		200	209,250
Votorantim Cimentos SA (Brazil),
RegS
7.250%	04/05/41		1,850	1,697,375
Gtd. Notes, 144A
7.250%	04/05/41		1,160	1,064,300
Sr. Unsec’d. Notes, RegS
3.250%	04/25/21	EUR	475	462,543
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		425	510,553
West China Cement Ltd. (China),
Gtd. Notes
6.500%	09/11/19		1,100	1,113,407

				27,599,476

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Chemicals — 0.1%
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
5.750%	04/15/21	1,600	$1,604,000
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19	1,170	1,099,800
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	576	631,919
4.250%	11/15/20	79	86,341
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	850	710,855
10.000%	04/15/20	325	303,875
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	325	326,625
Ineos Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
6.125%	08/15/18	850	857,969
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	4,180	4,475,447
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	610	533,750
10.375%	05/01/21	775	780,813
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	575	599,437
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25	4,730	5,063,299

			17,074,130

Commercial Services — 0.3%
ADT Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	575	538,344
6.250%	10/15/21	1,225	1,301,563
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A(a)
9.625%	10/15/18	1,075	1,088,437
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22	550	572,341
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)
6.375%	04/01/24	1,200	1,188,000
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18	1,515	1,544,009
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23	2,300	2,239,625
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, RegS
6.850%	07/02/37	2,500	2,738,450

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Services (continued)
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		3,665	$3,920,854
Europcar Groupe SA (France),
Sec’d. Notes, 144A
5.750%	06/15/22	EUR	475	545,847
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	892,925
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	299,000
9.750%	08/01/18		700	710,500
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18		4,160	4,191,945
ICTSI Treasury BV (Philippines),
Gtd. Notes, MTN
5.875%	09/17/25		200	213,500
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.000%	07/23/22	EUR	500	590,944
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,430,690
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,428,779
Prime Security One MS, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		750	572,813
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		500	530,000
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	MXN	4,240	238,627
Royal Capital B.V. (Philippines),
Gtd. Notes
5.500%(c)	12/29/49		850	867,668
6.250%(c)	05/29/49		200	207,445
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		250	249,375
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	409,500
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		3,405	3,617,271
United Rentals North America, Inc.,
Gtd. Notes(a)
6.125%	06/15/23		875	911,094

				34,039,546

Computers — 0.1%
Denali International LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		1,050	1,101,450

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Computers (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		575	$600,542
Sr. Unsec’d. Notes, 144A
5.875%	06/15/21		525	535,380
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24		2,975	3,183,250
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		7,450	7,934,250

				13,354,872

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		650	663,000
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.375%	06/15/19	EUR	814	918,389
8.625%	06/15/19		2,436	2,460,044
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		200	198,500
6.750%	01/31/21		200	201,250
7.250%	05/15/24		950	969,594
Sr. Unsec’d. Notes, 144A(g)
7.000%	11/15/20		985	965,012
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		525	526,313
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25		1,410	1,512,394
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	110,000
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		325	339,827
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		25	27,813
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		425	443,063
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	518,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes(a)
8.250%	02/15/21		2,410	2,521,149
9.875%	08/15/19		286	295,295
Gtd. Notes, 144A
7.000%	07/15/24		850	875,075
Sr. Sec’d. Notes
5.750%	10/15/20		515	531,738
Sealed Air Corp.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Containers & Packaging (continued)
5.250%	04/01/23		600	$621,000
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	02/15/23	EUR	1,175	1,372,941

				16,071,147

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/23		750	776,250
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		1,100	1,152,250
Entertainment One Ltd. (Canada),
Sr. Sec’d. Notes, 144A
6.875%	12/15/22	GBP	450	601,701
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		900	931,500
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		900	939,375
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP	220	225,515
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		1,050	1,068,375
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		1,550	1,530,625

				7,225,591

Diversified Financial Services — 0.3%
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	252,983
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		575	584,315
5.500%	02/15/22		1,425	1,482,000
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		675	646,313
6.375%	04/01/20		500	503,750
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		360	401,400
8.000%	03/15/20		161	181,125
8.000%	11/01/31		1,075	1,244,313
Sr. Unsec’d. Notes
5.125%	09/30/24		225	229,219
Sub. Notes
5.750%	11/20/25		875	877,187
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		325	312,000
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
1.000%	10/10/25		300	$152,250
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,490	2,508,508
3.950%	11/06/24		477	488,894
5.200%	04/27/22		304	333,478
10.250%	07/15/19		400	477,994
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		656	656,812
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18		3,810	3,812,339
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		1,407	1,375,343
6.000%	08/01/20		725	715,937
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.980%(c)	12/21/65		305	239,425
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		400	358,000
Lazard Group LLC,
Sr. Unsec’d. Notes
6.850%	06/15/17		24	25,098
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	04/15/21	EUR	1,075	1,276,495
7.375%	04/15/21		3,050	3,156,750
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		245	236,119
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes(a)
6.500%	07/01/21		625	534,375
7.875%	10/01/20		1,300	1,218,750
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20		1,240	1,162,500
Ocwen Financial Corp.,
Sr. Unsec’d. Notes
6.625%	05/15/19		1,275	867,000
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
7.250%	12/15/21		1,325	1,268,687
Poinsettia Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	405,185
Quicken Loans, Inc.,
Gtd. Notes, 144A(a)
5.750%	05/01/25		1,625	1,568,125
Springleaf Finance Corp.,
Gtd. Notes
8.250%	12/15/20		775	776,938
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		6,555	7,589,018

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
Walter Investment Management Corp.,
Gtd. Notes
7.875%	12/15/21		475	$233,344

				38,151,969

Diversified Machinery — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	569,780
Case New Holland Industrial, Inc. (United Kingdom),
Gtd. Notes
7.875%	12/01/17		225	241,875
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A(a)
6.875%	08/15/21		750	680,625
Manitowoc Foodservice, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	02/15/24		250	279,375
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		6,960	7,195,714
Zebra Technologies Corp.,
Sr. Unsec’d. Notes(a)
7.250%	10/15/22		1,700	1,802,000

				10,769,369

Electric — 0.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	06/22/21		234	245,162
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24		1,050	1,074,937
6.000%	05/15/26		675	689,344
Calpine Corp.,
Sr. Unsec’d. Notes(a)
5.375%	01/15/23		2,355	2,296,125
5.500%	02/01/24		525	506,625
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		240	274,377
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	612,056
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		2,555	2,843,528
ContourGlobal Power Holdings SA (France),
Sr. Sec’d. Notes, 144A
5.125%	06/15/21	EUR	1,200	1,309,466
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,125	1,080,000
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	387,462
Dynegy, Inc.,
Gtd. Notes(a)
6.750%	11/01/19		1,810	1,812,263

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electric (continued)
7.375%	11/01/22	1,705	$1,645,325
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	585	627,755
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21	900	892,350
6.750%	08/06/23	1,100	1,087,900
7.125%	02/11/25	6,560	6,501,944
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	160	160,277
2.850%	06/15/20	1,751	1,806,276
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	1,920	1,975,033
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	844	1,047,589
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	5,835,910
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	1,323	1,342,845
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23	1,245	1,478,437
Sr. Sec’d. Notes, RegS
6.875%	06/21/23	500	593,750
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25	900	839,880
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	195	189,150
6.625%	03/15/23	1,900	1,871,500
8.250%	09/01/20	950	982,367
Gtd. Notes, 144A
7.250%	05/15/26	1,675	1,666,625
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18	7,450	7,495,579
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42	2,700	2,590,947
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	276	321,504
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23	5,410	5,608,001

			59,692,289

Electrical Components & Equipment
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	1,025	1,019,875

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		740	$761,964
3.875%	07/15/23		740	783,340
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22		1,985	2,034,103
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		2,135	2,217,569
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24		5,430	5,533,018

				11,329,994

Energy – Alternate Sources
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP	725	969,987
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23		650	618,670
6.125%	06/15/25		450	425,250

				2,013,907

Engineering & Construction — 0.1%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(c)	12/29/49		1,260	1,278,392
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(c)	02/28/49		770	792,067
SBA Tower Trust,
Mortgage, 144A
2.898%	10/15/44		2,670	2,707,073
2.933%	12/15/42		685	686,194
3.156%	10/15/45		5,070	5,139,713
3.869%	10/15/49		4,755	4,865,971
Swissport Investments SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	12/15/21	EUR	175	198,654

				15,668,064

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		3,075	3,059,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		1,075	1,101,397
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		955	990,813
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.375%	04/15/21		225	231,750
5.375%	04/15/26		450	463,500
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Entertainment (continued)
6.625%	07/25/22	CAD	2,350	$1,855,335
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		1,400	1,422,750
6.500%	02/15/25		1,025	1,032,687
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		350	351,750
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		2,300	2,351,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sec’d. Notes, 144A
9.500%	06/15/19		201	206,025
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		895	899,475
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		1,200	1,308,000
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		600	618,750
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		1,468	1,512,040

				17,405,647

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		1,300	1,330,056

Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./ New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24		1,350	1,393,875
BRF SA (Brazil),
Sr. Unsec’d. Notes, RegS
3.950%	05/22/23		500	485,000
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	421,200
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.000%	01/20/27		1,450	1,440,285
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		2,025	2,089,557
Dean Foods Co.,
Gtd. Notes, 144A(a)
6.500%	03/15/23		1,025	1,058,313
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
8.000%	06/08/23		1,205	1,229,703
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, RegS
9.500%	05/04/20		1,700	1,748,416
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Foods (continued)
7.750%	01/31/23	1,765	$1,812,655
Gtd. Notes, RegS
7.750%	01/31/23	1,300	1,335,100
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A(a)
5.875%	01/15/24	1,075	1,124,719
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	1,200	1,261,500
Gtd. Notes, 144A
6.750%	12/01/21	625	660,937
7.750%	03/15/24	300	329,625
8.000%	07/15/25	250	277,187
Safeway, Inc.,
Sr. Unsec’d. Notes
7.250%	02/01/31	100	96,400
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	900	949,500
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	1,250	1,325,000
Tyson Foods, Inc.,
Gtd. Notes
3.950%	08/15/24	2,565	2,768,776
4.500%	06/15/22	1,190	1,325,765

			23,133,513

Forest Products & Paper
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	325	315,656
5.750%	07/15/23	1,700	1,636,250
Mercer International, Inc. (Canada),
Gtd. Notes
7.750%	12/01/22	400	400,000
Sr. Unsec’d. Notes
7.000%	12/01/19	925	934,250

			3,286,156

Gas
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	361	363,988
2.850%	11/15/20	2,610	2,705,549

			3,069,537

Hand/Machine Tools
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21	1,400	1,207,500
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	625	643,750

			1,851,250

Healthcare – Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	215	221,134

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Healthcare – Products (continued)
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	575	$474,375
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	400	409,000
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	3,865	4,361,784
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	4,340	5,103,367
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	5,000	5,187,465
4.150%	02/01/24	3,575	3,901,737

			19,658,862

Healthcare – Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	450	441,000
Gtd. Notes, 144A
6.500%	03/01/24	750	761,250
Aetna, Inc.,
Sr. Unsec’d. Notes(a)
2.400%	06/15/21	2,885	2,943,514
3.200%	06/15/26	4,725	4,861,193
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	5,935	6,144,642
4.650%	01/15/43	1,785	1,862,869
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/21	325	338,813
6.125%	02/15/24	650	691,031
HCA, Inc.,
Gtd. Notes(a)
7.500%	02/15/22	6,300	7,163,100
Sr. Sec’d. Notes
5.250%	06/15/26	1,125	1,167,891
5.875%	03/15/22	450	489,375
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	2,545	2,613,153
3.850%	10/01/24	6,875	7,342,534
4.950%	10/01/44	4,510	4,944,336
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,919,857
Kindred Healthcare, Inc.,
Gtd. Notes(a)
8.000%	01/15/20	190	189,050
Molina Healthcare, Inc.,
Gtd. Notes, 144A
5.375%	11/15/22	1,300	1,296,750
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24	600	630,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Healthcare – Services (continued)
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	$744,938
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	825	965,903
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.153%(c)	06/15/20		425	419,688
6.000%	10/01/20		50	52,750
Sr. Unsec’d. Notes
6.750%	06/15/23		1,420	1,359,650
8.125%	04/01/22		2,290	2,346,792
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		1,025	1,059,594

				52,749,673

Holding Companies – Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		885	913,763
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(a)
7.125%	03/15/23		1,810	1,864,300
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		900	943,875

				3,721,938

Home Builders
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	470,250
6.125%	04/01/25		700	696,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	738,675
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		1,665	1,648,350
8.500%	11/15/20		1,425	1,464,188

				5,017,963

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23		600	618,000
Gtd. Notes, 144A
5.500%	06/15/26		675	663,188

				1,281,188

Household Products/Wares
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		700	728,000
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19		700	779,625
Gtd. Notes, RegS

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Household Products/Wares (continued)
7.875%	10/28/19	200	$222,750
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	1,125	1,171,406
6.625%	11/15/22	625	663,281

			3,565,062

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	795	832,731
5.500%	04/01/46	3,255	3,872,561
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	1,050	1,078,875
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23	450	473,625

			6,257,792

Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	1,031	1,049,078
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	517	523,390
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	205	228,963
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	3,315	3,408,274
4.350%	11/03/45	2,635	3,031,357
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	3,245	3,412,387
5.875%	08/15/20	5,305	5,979,494
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,875	1,931,250
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19	1,150	1,104,000
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	975	936,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5,800	5,937,605
5.000%	06/01/21	334	368,808
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	260	318,990
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	607	580,089
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	1,660	1,702,946

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	$616,414
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55	4,165	4,066,081
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	1,945	2,153,333
6.450%	11/15/19	4,179	4,771,967
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,102,200
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	303	318,300
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21	1,245	1,290,555
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	1,915	1,958,536
4.000%	03/15/24	5,775	5,962,699
5.625%	09/15/20	991	1,112,623
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	1,425	1,410,750
Wayne Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	1,315	1,298,563

			56,574,652

Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Gtd. Notes
3.125%	11/28/21	3,050	3,119,098
3.600%	11/28/24	13,145	13,423,280
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	9,160	10,266,821
4.950%	12/05/44	10,110	12,305,963
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	875	936,250
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	3,805	3,856,973
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	1,255	1,262,003
Blue Coat Holdings, Inc.,
Gtd. Notes, 144A
8.375%	06/01/23	1,105	1,248,650
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26	9,190	9,527,494
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.875%	04/29/26	7,385	7,021,724

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Internet (continued)
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	06/01/24		500	$520,000
6.750%	12/15/22		875	910,000
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.250%	07/01/19		1,390	1,755,744
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		250	260,625
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26		4,950	5,112,360
3.650%	03/15/25		3,825	4,051,960
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20		2,335	2,395,484
Sr. Unsec’d. Notes, RegS
3.800%	02/11/25		9,280	9,772,991
United Group BV (Serbia),
Sr. Sec’d. Notes, 144A
7.875%	11/15/20	EUR	700	815,670
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25		700	714,000

				89,277,090

Investment Companies
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18		1,175	1,229,399

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
10.850%	06/01/19		450	529,875
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
6.500%	05/15/21		1,425	1,475,445
7.125%	05/01/18		305	314,150
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22		245	229,614
5.875%	06/10/21		1,459	1,460,824
6.875%	11/21/36		2,310	2,102,100

				6,112,008

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
5.750%	05/15/21	EUR	500	568,749
5.875%	05/15/23	EUR	675	753,204
ClubCorp Club Operations, Inc.,
Gtd. Notes, 144A
8.250%	12/15/23		700	696,500
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		1,610	1,521,450
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Leisure Time (continued)
5.250%	11/15/19	625	$631,250
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	500	511,250

			4,682,403

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
6.375%	04/01/26	1,250	1,306,250
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	1,000	1,002,500
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24	550	581,625
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	2,625	2,769,375
6.625%	12/15/21	925	1,005,937
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20	950	954,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	1,050	1,052,625
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	200	231,677
Station Casinos LLC,
Gtd. Notes(a)
7.500%	03/01/21	450	476,438

			9,381,177

Machinery – Construction & Mining
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	875	876,094

Media — 1.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	599	663,624
6.400%	12/15/35	1,960	2,488,649
6.900%	08/15/39	3,155	4,220,462
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22	1,350	1,363,500
6.625%	02/15/23	290	284,742
7.500%	05/15/26	1,175	1,151,500
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	630	576,450
Sr. Sec’d. Notes, 144A
8.125%	01/15/24	2,250	2,176,875
9.875%	12/15/20	745	794,822
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A(a)
7.625%	02/15/25	2,175	2,123,344

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
7.750%	05/15/22		4,510	$4,555,100
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		275	272,937
5.500%	05/15/26		900	900,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,700	1,687,250
5.000%	04/01/24		1,675	1,658,041
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20		225	227,250
Cable One, Inc.,
Gtd. Notes, 144A
5.750%	06/15/22		425	435,625
Cablevision SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/21		840	856,800
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	09/01/23		575	595,125
5.750%	01/15/24		1,450	1,525,980
6.625%	01/31/22		2,425	2,558,375
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		975	989,625
5.750%	02/15/26		1,700	1,751,000
5.875%	05/01/27		25	25,813
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25		1,600	1,668,000
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		825	785,813
6.375%	09/15/20		2,350	2,389,480
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22		4,515	4,852,433
4.908%	07/23/25		10,560	11,545,269
6.384%	10/23/35		1,910	2,261,793
6.484%	10/23/45		8,345	9,964,105
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22		300	291,750
6.750%	06/01/21		1,525	1,580,281
Gtd. Notes, 144A
7.750%	07/01/26		1,575	1,622,250
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46		680	750,904
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/18		30	21,000
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.125%	05/15/24	EUR	750	917,628
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		575	577,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24	975	$1,009,125
MHGE Parent LLC/MHGE Parent Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/01/19	1,025	1,035,250
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	925	948,125
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	2,850	3,192,000
10.875%	10/15/25	800	914,496
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	850	865,937
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24	1,250	1,195,313
7.375%	05/01/26	2,175	2,150,531
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22	550	567,875
Sr. Unsec’d. Notes, 144A(a)
5.875%	03/15/26	550	561,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24	3,450	3,566,438
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	5,705	6,004,513
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	750	796,875
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26	1,095	1,119,301
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37	2,379	2,772,044
6.750%	06/15/39	8,270	9,716,373
7.300%	07/01/38	165	206,620
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	500	537,077
5.375%	10/15/41	556	639,236
6.200%	03/15/40	320	393,021
Townsquare Media, Inc.,
Gtd. Notes, 144A(a)
6.500%	04/01/23	1,200	1,186,500
Trader Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	425	438,813
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22	1,850	1,840,750
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	1,250	1,281,125

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,075	$1,053,500
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		873	912,285
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		1,375	1,364,688
5.125%	02/15/25		510	504,263
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	CHF	825	904,839
6.750%	03/15/23	EUR	200	237,765
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		315	327,600
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,700	1,759,500
Gtd. Notes, 144A
6.875%	07/15/21	CAD	475	380,529
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24		450	441,563
6.375%	04/15/23		200	200,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		875	846,563
5.500%	08/15/26		1,225	1,191,313
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		975	972,056
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,290	1,341,600
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		1,300	1,345,500
13.375%	10/15/19		1,425	1,514,063
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		525	506,625

				131,854,060

Metal Fabricate/Hardware
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		925	934,250

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes(a)
6.150%	08/15/20		5,075	5,493,687
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20		550	486,750
ALROSA Finance SA (Russia),
Gtd. Notes, RegS
7.750%	11/03/20		1,100	1,252,944

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Mining (continued)
Constellium NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.875%	04/01/21		1,600	$1,650,000
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, RegS
6.150%	10/24/36		665	774,691
Eldorado Gold Corp. (Canada),
Gtd. Notes, 144A
6.125%	12/15/20		850	850,000
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		1,750	1,931,563
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		775	759,500
3.100%	03/15/20		525	496,125
3.550%	03/01/22		2,625	2,310,000
4.000%	11/14/21		725	654,992
5.400%	11/14/34		725	576,375
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, RegS
5.500%	11/13/23		1,250	1,342,187
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20		2,650	2,239,250
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		1,175	1,216,125
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		1,390	1,417,800
7.875%	11/01/22		325	332,313
Nyrstar Netherlands Holdings BV (Netherlands),
Gtd. Notes, 144A
8.500%	09/15/19	EUR	1,475	1,647,528
Petra Diamonds U.S. Treasury PLC (South Africa),
Sec’d. Notes, 144A
8.250%	05/31/20		1,595	1,527,213
Teck Resources Ltd. (Canada),
Gtd. Notes
4.500%	01/15/21		650	565,500
Gtd. Notes, 144A
8.000%	06/01/21		575	592,250

				28,116,793

Miscellaneous Manufacturing
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/18		2,000	2,055,000
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	449,597

				2,504,597

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22		925	966,625

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas — 1.5%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	375	$396,327
8.125%	09/15/30	205	227,833
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19	240	273,701
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	325	353,297
6.450%	06/30/33	665	725,883
6.500%	02/15/37	150	163,667
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	475	502,413
6.750%	11/15/39	665	698,342
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24	3,150	3,234,672
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22	870	911,346
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,099,852
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,165,766
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	1,033,285
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22	225	226,125
5.500%	04/01/23	4,350	4,360,875
6.500%	01/15/22	175	179,156
7.000%	01/15/21	900	924,750
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	1,250	1,281,250
7.750%	02/15/23	1,825	1,907,125
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32	420	481,243
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31	110	128,004
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	05/15/19	1,515	1,605,900
7.200%	11/01/31	95	97,325
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,375	2,525,390
8.125%	06/01/19	2,915	3,211,435
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
4.950%	07/19/22	2,100	2,175,096
7.288%	08/16/37	450	524,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23	955	$940,675
7.750%	11/01/20	500	513,750
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	400	413,651
7.125%	03/15/33	185	206,858
7.300%	08/15/31	355	407,663
7.875%	10/01/29	1,795	2,137,867
8.125%	02/15/19	115	128,157
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
5.750%	04/30/43	5,350	4,948,750
6.375%	04/09/21	200	218,540
7.000%	05/05/20	6,875	7,483,713
9.125%	07/02/18	2,800	3,108,560
Kosmos Energy Ltd.,
Sr. Sec’d. Notes, 144A(a)
7.875%	08/01/21	1,000	965,000
7.875%	08/01/21	600	579,000
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	2,350	2,397,000
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	425	413,313
5.625%	07/01/24	250	250,000
5.750%	01/30/22	2,025	2,050,313
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	90	103,078
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A
5.625%	01/19/25	500	92,500
Gtd. Notes, RegS(g)
5.125%	03/28/23	325	60,125
5.375%	01/26/19	1,245	230,325
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
6.250%	06/01/24	175	177,187
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	1,675	1,746,187
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.450%	05/30/44	1,645	1,741,450
Sr. Unsec’d. Notes, RegS
4.300%	05/20/23	1,160	1,179,287
5.625%	05/20/43	10,985	10,641,104
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.768%(c)	01/15/19	830	749,905
3.000%	01/15/19	1,165	1,079,373
4.875%	03/17/20	825	773,437
5.375%	01/27/21	5,375	4,923,231
5.625%	05/20/43	2,908	2,064,680
6.750%	01/27/41	1,120	898,800
6.850%	06/05/15	3,072	2,334,720
6.875%	01/20/40	200	162,420

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
7.875%	03/15/19		1,950	$2,013,375
8.375%	05/23/21		4,125	4,257,000
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		20,385	12,687,624
5.375%	04/12/27		12,210	4,257,627
Gtd. Notes, RegS
6.000%	05/16/24		600	212,190
6.000%	11/15/26		1,500	523,050
8.500%	11/02/17		7,050	4,931,665
9.000%	11/17/21		4,195	1,797,557
Sr. Unsec’d. Notes, RegS
5.125%	10/28/16		3,200	2,904,278
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18		2,030	2,043,195
4.250%	01/15/25		5,150	4,959,450
4.875%	01/24/22		1,550	1,584,705
5.500%	01/21/21		2,000	2,117,800
5.500%	06/27/44		12,110	10,941,991
5.625%	01/23/46		6,110	5,569,265
6.375%	01/23/45		600	603,000
6.500%	06/02/41		13,162	13,326,525
6.625%	06/15/35		1,050	1,082,550
7.190%	09/12/24	MXN	3,700	182,745
Gtd. Notes, 144A
6.875%	08/04/26		1,650	1,844,700
Gtd. Notes, MTN
3.500%	07/23/20		4,985	4,980,563
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		440	479,600
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20		150	175,642
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20		35	33,404
8.500%	06/15/19		305	310,338
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		525	483,000
6.875%	03/01/21		925	934,250
Range Resources Corp.,
Gtd. Notes(a)
4.875%	05/15/25		1,175	1,119,188
Rowan Cos., Inc.,
Gtd. Notes
5.000%	09/01/17		95	96,188
7.875%	08/01/19		1,095	1,127,850
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23		775	780,813
8.250%	05/15/20		2,234	2,314,983
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20		4,530	4,623,436
2.875%	05/10/26		5,745	5,836,811
3.250%	05/11/25		11,475	12,038,273

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
SM Energy Co.,
Sr. Unsec’d. Notes
6.125%	11/15/22	1,000	$918,750
6.500%	01/01/23	1,000	930,000
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.050%	01/23/20	1,075	1,056,188
4.950%	01/23/25	225	215,438
7.500%	02/01/18	1,350	1,434,375
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.250%	04/15/21	975	972,563
Transocean, Inc.,
Gtd. Notes
6.000%	03/15/18	550	558,250
8.125%	12/15/21	400	338,000
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/17	750	751,875
7.500%	08/01/20	1,200	1,197,744
YPF SA (Argentina),
Sr. Sec’d. Notes, 144A^
27.540%(c)	07/07/20	250	250,000
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	1,520	1,622,600

			212,955,341

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21	705	630,975
6.000%	10/01/22	1,040	920,400
CGG SA (France),
Gtd. Notes(g)
6.500%	06/01/21	325	143,000
6.875%	01/15/22	1,200	522,000
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	275	265,897
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20	4,240	4,422,133
4.000%	12/21/25	7,965	8,572,204
SESI LLC,
Gtd. Notes
7.125%	12/15/21	2,750	2,646,875
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	200	198,500

			18,321,984

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.800%	05/14/18	1,949	1,962,680
2.500%	05/14/20	5,720	5,847,688
3.600%	05/14/25	535	560,589
4.450%	05/14/46	6,015	6,099,457

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pharmaceuticals (continued)
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	4,938	$5,144,547
4.550%	03/15/35	2,165	2,225,016
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22	700	719,250
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	1,000	875,000
6.000%	02/01/25	1,500	1,301,250
Express Scripts Holding Co.,
Gtd. Notes(a)
3.300%	02/25/21	580	608,196
4.500%	02/25/26	11,935	13,112,316
4.750%	11/15/21	1,254	1,406,560
4.800%	07/15/46	2,835	2,831,218
JLL/Delta Dutch Pledgeco BV (Netherlands),
Sr. Unsec’d. Notes, PIK, 144A
8.750%	05/01/20	1,350	1,350,000
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	2,420	2,639,625
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18	5,075	5,118,691
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	12/15/21	200	205,827
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	2,854	3,024,458
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	3,350	2,881,000
7.000%	10/01/20	550	485,375
7.250%	07/15/22	825	707,603
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	1,355	1,157,678
5.875%	05/15/23	3,300	2,664,750
6.125%	04/15/25	370	296,925

			63,225,699

Pipelines — 0.5%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,131,119
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	535	526,213
5.950%	06/01/26	425	446,427
Columbia Pipeline Group, Inc.,
Gtd. Notes
2.450%	06/01/18	146	146,471
3.300%	06/01/20	696	719,605
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30	150	147,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pipelines (continued)
Sr. Unsec’d. Notes, 144A
6.450%	11/03/36	250	$218,750
9.750%	03/15/19	150	164,250
Dcp Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	125	106,875
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	509	522,004
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	5,110	5,186,400
9.000%	04/15/19	875	978,123
9.700%	03/15/19	500	566,093
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	1,065	1,100,361
3.950%	02/15/27	1,845	1,956,857
5.100%	02/15/45	7,115	7,786,756
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21	925	920,375
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	3,330	3,358,605
5.950%	02/15/18	1,115	1,176,908
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	2,215	2,330,621
Kinder Morgan, Inc.,
Gtd. Notes(a)
3.050%	12/01/19	3,505	3,541,606
4.300%	06/01/25	5,690	5,826,105
MPLX LP,
Gtd. Notes, 144A
4.500%	07/15/23	1,125	1,090,385
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	125	121,250
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.646%	02/15/20	120	120,656
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/18	6,925	7,364,800
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19	275	279,813
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24	1,050	1,042,125
6.250%	03/15/22	1,375	1,412,813
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	500	480,529
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	100	101,918

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	1,900	$1,705,250
5.250%	05/01/23	1,100	1,039,500
Gtd. Notes, 144A(a)
6.750%	03/15/24	1,265	1,296,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	300	310,500
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26	6,260	7,148,895
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	4,395	4,282,365
5.375%	06/01/21	467	492,378

			68,147,326

Real Estate — 0.2%
Agile Property Holdings Ltd. (China),
Gtd. Notes
9.875%	03/20/17	550	574,815
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	144	148,619
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49	1,060	1,038,800
Gtd. Notes, RegS
8.500%	01/29/49	275	269,500
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	421	372,585
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,492,676
5.000%	03/15/23	3,600	3,726,997
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22	1,050	1,081,500
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	2,545	2,564,087
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	5,120,874
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	1,605	1,707,319
KWG Property Holding Ltd. (China),
Gtd. Notes
13.250%	03/22/17	1,200	1,278,000
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23	520	558,046
Shimao Property Holdings Ltd. (Hong Kong),
Gtd. Notes
8.375%	02/10/22	1,450	1,634,430

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
			$21,568,248

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	158,376
4.600%	04/01/22	94	101,689
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	500	511,663
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20	255	272,184
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	4,870	5,190,037
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	3,885	3,987,327
Crown Castle International Corp.,
Sr. Unsec’d. Notes(a)
3.400%	02/15/21	2,210	2,307,096
4.450%	02/15/26	3,370	3,658,590
4.875%	04/15/22	800	878,560
5.250%	01/15/23	3,730	4,185,284
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26	3,815	3,999,551
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	198	215,143
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	1,025	1,074,969
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	1,250	1,290,625
5.375%	04/01/23	850	877,625
5.750%	01/01/25	300	310,500
5.875%	01/15/26	1,275	1,328,391
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	1,400	1,423,162
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	480	491,680
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	457	486,085
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	549	634,095
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	1,500	1,508,321
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,129	1,160,211

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Investment Trusts (REITs) (continued)
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	$440,809
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22	GBP	500	671,286
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20		2,100	2,197,125
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22		745	780,905
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	125,835
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)
6.375%	03/01/24		975	1,038,375
6.875%	05/01/21		325	335,563
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	01/15/25		254	257,697
4.950%	04/01/24		210	218,477
5.250%	01/15/26		930	988,541
PLA Administradora Industrial S de RL de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	11/10/22		1,200	1,216,500
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	136,875
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20		4,910	5,078,222
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		1,300	1,329,250
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		203	208,090
4.125%	01/15/26		264	283,703
4.375%	02/01/45		121	119,439
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		168	177,035
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26		500	512,500
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		7,515	7,820,823
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22		96	97,916
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		76	78,770

				60,164,900

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Retail — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22		2,725	$2,933,978
3.875%	07/20/25		1,918	2,109,756
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.250%	03/01/20		350	360,500
5.750%	03/01/23		3,415	3,628,437
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22		425	418,625
Gtd. Notes, 144A
5.250%	12/15/23		450	442,125
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		1,225	1,267,495
Sr. Sec’d. Notes, 144A
5.875%	07/01/23		975	981,094
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19		400	350,000
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		900	861,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		275	279,813
5.250%	06/01/26		775	794,375
Kirk Beauty One GmbH (Germany),
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23	EUR	425	499,944
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22		1,200	1,008,000
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		275	266,750
8.000%	05/01/31		150	148,500
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	07/01/22	GBP	600	733,815
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, 144A
8.000%	07/01/23	GBP	235	270,611
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,148,164
4.625%	09/15/21		690	761,820
4.875%	01/14/21		1,870	2,085,660
Outerwall, Inc.,
Gtd. Notes
6.000%	03/15/19		2,025	1,863,000
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		675	641,250
5.750%	10/01/22		1,800	1,800,000
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20		250	229,375

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Retail (continued)
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	8,345	$8,566,877
4.375%	03/15/23	9,440	9,498,471
4.450%	02/15/25	2,040	2,046,875
4.850%	04/01/24	3,225	3,338,375
5.125%	07/02/22	1,115	1,202,045
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	475	499,938
Gtd. Notes, 144A
6.125%	04/01/23	2,750	2,935,625
SM Investments Corp. (Philippines),
Sr. Unsec’d. Notes
4.250%	10/17/19	1,331	1,387,104
Sonic Automotive, Inc.,
Gtd. Notes(a)
5.000%	05/15/23	1,700	1,666,000
7.000%	07/15/22	500	527,500
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23	550	572,000
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	179	180,277

			59,305,924

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25	8,950	9,569,000

Semiconductors
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	725	618,063
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	1,100	1,210,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	400	415,000
5.750%	03/15/23	575	600,875
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	1,575	1,630,125

			4,474,063

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	11/15/25	725	766,687

Software — 0.2%
Cengage Learning, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	06/15/24	1,025	1,042,937
First Data Corp.,
Gtd. Notes, 144A(a)
7.000%	12/01/23	7,575	7,669,687
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Software (continued)
5.375%	08/15/23		1,625	$1,650,204
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		525	536,813
5.750%	08/15/25		925	959,687
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		7,750	7,769,445
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
6.500%	01/15/24		1,075	1,061,563
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		1,150	1,175,875

				21,866,211

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes, 144A
5.875%	07/01/24		850	873,375

Telecommunications — 0.8%
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	GBP	2,150	3,050,992
AT&T, Inc.,
Sr. Unsec’d. Notes
4.800%	06/15/44		6,330	6,498,448
5.875%	10/01/19		200	226,258
B Communications Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		750	802,500
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		7,890	8,415,995
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24		1,725	1,740,094
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		45	46,463
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		1,725	1,768,125
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	431,341
3.663%	05/15/45		4,425	4,575,760
6.113%	01/15/40		3,409	3,792,035
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		920	684,250
8.250%	09/30/20		1,450	1,210,750
Sr. Unsec’d. Notes, RegS(a)
8.250%	09/30/20		1,500	1,252,500
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		1,635	1,401,522
EarthLink Holdings Corp.,
Sr. Sec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
7.375%	06/01/20	75	$78,000
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.875%	09/15/20	1,125	1,200,937
GCX Ltd. (India),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19	630	612,497
GTH Finance BV (Netherlands),
Gtd. Notes, 144A
6.250%	04/26/20	500	518,140
Gtd. Notes, RegS
7.250%	04/26/23	1,300	1,352,000
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.350%	06/15/45	5,190	5,178,893
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	610	656,436
Sr. Sec’d. Notes
6.500%	06/15/19	609	657,720
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	850	837,250
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes(a)
5.750%	12/01/22	825	835,313
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	350	346,937
5.375%	08/15/22	2,330	2,353,300
5.375%	01/15/24	1,675	1,681,281
5.375%	05/01/25	115	114,137
5.625%	02/01/23	1,175	1,186,021
Gtd. Notes, 144A
5.250%	03/15/26	325	318,500
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	1,770	1,891,001
Sable International Finance Ltd.,
Gtd. Notes, 144A
6.875%	08/01/22	1,400	1,406,048
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	1,665	1,675,706
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,007,735
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	700	598,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	1,300	1,284,400
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
5.250%	02/10/22	1,100	1,117,251
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23	150	166,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	4,035	$4,176,225
6.000%	04/15/24	900	931,500
6.375%	03/01/25	885	924,825
6.500%	01/15/24	460	484,150
6.500%	01/15/26	3,150	3,323,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	8,085	8,837,608
5.012%	08/21/54	5,000	5,287,760
6.400%	09/15/33	15,985	20,403,302
6.550%	09/15/43	603	812,474
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20	550	567,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, RegS
7.748%	02/02/21	300	331,693
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, 144A
5.200%	02/13/19	290	298,770
7.504%	03/01/22	225	245,250
Gtd. Notes, RegS
7.504%	03/01/22	1,200	1,308,000
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	2,535	2,414,588

			113,318,363

Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	825	833,250

Transportation
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	980	1,058,400
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
4.000%	07/26/22	900	853,326

			1,911,726

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19	3,175	3,211,103
2.500%	07/30/19	2,215	2,237,564
3.250%	03/30/25	1,775	1,730,417
3.500%	07/15/16	2,029	2,030,179

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Trucking & Leasing (continued)
4.850%	06/01/21		635	$682,775

				9,892,038

TOTAL CORPORATE OBLIGATIONS (cost $1,745,133,066)				1,796,993,860

FOREIGN GOVERNMENT BONDS — 2.7%
Argentina Bonar Bonds (Argentina),
Bonds
8.750%	05/07/24		1,950	2,218,184
Sr. Unsec’d. Notes
32.708%(c)	03/01/18	ARS	7,675	543,091
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.830%(c)	12/31/33	ARS	2,100	852,803
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, RegS
6.500%	06/10/19		500	527,500
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/20	BRL	750	683,118
9.762%	01/01/21	BRL	39,500	11,441,446
10.000%	01/01/27	BRL	5,500	1,506,620
16.988%	05/15/23	BRL	750	670,986
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.000%	01/26/24		4,810	5,244,343
6.625%	07/14/20		1,620	1,767,420
6.750%	11/05/19		3,550	3,865,063
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, RegS
4.489%	11/25/24		3,200	3,240,000
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19	EUR	640	640,014
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	45,600,000	3,062,298
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24		3,350	3,141,295
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		4,434	4,655,700
7.875%	07/28/45		1,115	1,190,263
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN	6,500	397,605
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	85,100	5,414,249
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		1,700	1,791,800
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		470	465,138
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/25		910	961,479

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, RegS
4.350%	09/10/24		5,100	$5,265,750
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,819,269
Unsec’d. Notes
1.300%	04/03/17		2,125	2,134,594
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		3,155	3,171,763
2.500%	09/10/21		7,495	7,832,785
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.950%	06/09/21		250	279,375
Rebublic of Argentine (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		1,250	1,375,000
Republic of Albania (Albania),
Unsec’d. Notes
5.750%	11/12/20	EUR	1,755	2,069,346
Republic of Angola (Angola),
Sr. Unsec’d. Notes, 144A
9.500%	11/12/25		225	222,795
Sr. Unsec’d. Notes, RegS
9.500%	11/12/25		1,500	1,485,300
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
Zero(c)	12/15/35		18,400	1,941,200
2.260%(c)	12/31/38	EUR	1,005	683,681
2.500%	12/31/38		3,500	2,362,500
7.000%	04/17/17		10,510	10,766,170
7.820%	12/31/33	EUR	1,177	1,348,138
8.280%	12/31/33		4,795	5,346,392
8.750%	06/02/17		2,040	2,129,760
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19		1,110	1,157,175
6.875%	04/22/21		4,300	4,585,950
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		2,410	2,488,325
4.854%	02/06/24		5,235	5,601,450
5.603%	07/20/20		1,095	1,204,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		13,275	13,042,687
4.875%	01/22/21		350	368,725
5.000%	01/27/45		7,070	6,345,325
5.625%	01/07/41		4,970	4,820,900
6.000%	04/07/26		4,100	4,448,500
8.250%	01/20/34		480	583,200
Republic of Colombia (Colombia),
Bonds
10.000%	07/24/24	COP	4,500,000	1,790,977
Sr. Unsec’d. Notes
5.000%	06/15/45		4,245	4,404,187
5.625%	02/26/44		1,900	2,104,250
6.125%	01/18/41		1,365	1,576,575

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Croatia (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		1,300	$1,377,480
6.375%	03/24/21		1,080	1,178,226
Republic of Dominican Republic (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		810	824,175
6.850%	01/27/45		845	874,575
6.875%	01/29/26		475	524,163
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		1,550	1,577,125
6.850%	01/27/45		5,745	5,946,075
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		1,575	1,425,375
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25		950	850,250
7.650%	06/15/35		600	534,000
Republic of Gabonese (Gabon),
Bonds, RegS
6.375%	12/12/24		2,000	1,722,600
Republic of Grenada (Grenada),
Sr. Unsec’d. Notes, RegS(g)
7.000%	05/12/30		595	324,063
Republic of Hungary (Hungary),
Sr. Unsec’d. Notes
7.625%	03/29/41		1,450	2,102,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
8.250%	07/15/21	IDR	33,000,000	2,599,803
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		8,600	8,895,797
4.875%	05/05/21		2,710	2,942,350
5.250%	01/17/42		1,000	1,060,641
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		5,200	5,228,231
3.750%	04/25/22		760	786,140
4.625%	04/15/43		5,000	5,048,795
4.875%	05/05/21		1,528	1,659,008
5.250%	01/17/42		290	307,586
8.500%	10/12/35		725	1,034,576
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28		750	570,975
Republic of Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24		450	421,965
6.375%	03/03/28		235	227,374
Sr. Unsec’d. Notes, RegS
5.750%(c)	12/31/32		2,822	2,627,268
6.375%	03/03/28		800	774,040
Republic of Jamaica (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25		4,155	4,632,825
8.000%	06/24/19		595	644,087
8.500%	11/16/21		149	158,810
Unsec’d. Notes
10.625%	06/20/17		1,100	1,177,550

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Kenya (Kenya),
Sr. Unsec’d. Notes, RegS
6.875%	06/24/24		3,900	$3,606,018
Republic of Mexico (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		3,150	3,291,750
4.125%	01/21/26		9,995	10,834,580
4.600%	01/23/46		3,300	3,481,500
5.750%	10/12/2110		876	967,980
6.050%	01/11/40		1,176	1,478,820
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		5,406	5,824,965
Republic of Morocco (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		4,845	5,074,721
Republic of Pakistan (Pakistan),
Sr. Unsec’d. Notes, 144A
6.750%	12/03/19		2,600	2,712,975
7.250%	04/15/19		200	210,047
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24		1,200	1,262,082
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20		8,865	9,141,233
Sr. Unsec’d. Notes, RegS
5.250%	11/21/17		975	1,007,947
6.750%(c)	11/01/24		449	461,729
7.250%	09/28/21		4,460	5,105,496
Unsec’d. Notes, 144A
5.875%	12/03/18		640	678,400
Unsec’d. Notes, RegS
5.875%	12/03/18		3,375	3,577,500
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23		1,300	1,509,885
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24		2,350	2,646,687
5.850%	05/10/23		2,595	3,013,963
Republic of South Africa (South Africa),
Bonds
7.250%	01/15/20	ZAR	60,900	4,024,163
8.000%	12/21/18	ZAR	8,700	591,592
Sr. Unsec’d. Notes
4.665%	01/17/24		400	413,136
5.875%	09/16/25		6,550	7,293,425
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,156,085
Sr. Unsec’d. Notes, RegS
6.125%	06/03/25		850	794,021
6.250%	10/04/20		800	816,101
6.250%	07/27/21		2,900	2,916,747
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
4.875%	04/16/43		1,200	1,171,500
5.125%	03/25/22		1,000	1,069,236
5.625%	03/30/21		2,425	2,643,250
6.000%	01/14/41		6,025	6,738,878
6.250%	09/26/22		850	961,189
6.750%	05/30/40		2,175	2,651,534

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Ukraine (Ukraine),
Sr. Unsec’d. Notes, 144A
Zero(c)	05/31/40		4,496	$1,456,479
7.750%	09/01/20		2,558	2,500,957
7.750%	09/01/21		2,391	2,325,726
7.750%	09/01/22		2,391	2,311,499
7.750%	09/01/23		2,077	1,999,528
7.750%	09/01/24		1,000	957,250
7.750%	09/01/25		1,177	1,121,328
7.750%	09/01/26		2,077	1,968,373
Sr. Unsec’d. Notes, RegS
7.750%	09/01/19		2,550	2,512,260
7.750%	09/01/26		1,450	1,374,165
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		2,620	1,067,650
Republic of Vietnam (Vietnam),
Sr. Unsec’d. Notes, 144A(g)
4.800%	11/19/24		2,200	2,263,824
Sr. Unsec’d. Notes, RegS(g)
4.800%	11/19/24		800	823,209
Republic of Zambia (Zambia),
Unsec’d. Notes, RegS
5.375%	09/20/22		5,780	4,508,978
Russian Federal Bond – OFZ (Russia),
Bonds
7.600%	07/20/22	RUB	234,000	3,529,425
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22		7,600	8,121,740
Russian Foreign Bond – Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
3.500%	01/16/19		3,600	3,717,662
4.875%	09/16/23		6,600	7,198,884
5.625%	04/04/42		1,800	2,035,584
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.500%	10/26/22		1,250	1,419,125
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17		345	354,942
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
7.750%	09/01/20		2,075	2,028,727
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27		295	255,205

TOTAL FOREIGN GOVERNMENT BONDS (cost $361,144,713)				374,077,042

MUNICIPAL BONDS — 0.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		3,630	5,543,845
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40		1,230	1,865,971
East Bay Municipal Utility District Water System Revenue,

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
California (continued)
Revenue Bonds, BABs
5.874%	06/01/40	1,505	$2,073,875
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,745,084
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49	275	396,902
State of California,
General Obligation Unlimited
7.300%	10/01/39	600	907,968
7.550%	04/01/39	2,475	3,916,193
7.600%	11/01/40	195	315,432
7.625%	03/01/40	2,990	4,716,785
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,733,441

			30,215,496

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,349,002

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	157,256

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,100,063
2.995%	07/01/20	3,695	3,863,381

			5,963,444

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	682,397
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,565,205
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	6,225	5,975,689
5.365%	03/01/17	20	20,500
5.877%	03/01/19	1,250	1,352,575
6.725%	04/01/35	1,415	1,527,648

			12,124,014

Maryland
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,496,957
5.888%	07/01/43	2,120	2,875,208

			4,372,165

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	$4,901,555
6.271%	12/01/37	2,630	3,713,586
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	3,075,540
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,215,313
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,287,728
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	378,900
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,658,487
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,839,984

			27,071,093

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
1.561%	07/01/17	1,145	1,151,847
2.003%	07/01/18	115	116,296
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,430,002

			7,698,145

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,414,940

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	79,472

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	2,625	1,752,240

South Carolina
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,631,944

Texas
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	3,109,385

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,664,211

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Variable Rate
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	$831,489

Virginia — 0.1%
University of Vairginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,448,163
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,830,856
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,313,024
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,972,023

			6,564,066

TOTAL MUNICIPAL BONDS (cost $99,776,251)			108,998,362

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.948%(c)	02/25/34	24	22,792
Series 2004-D, Class 2A2
3.260%(c)	05/25/34	9	9,340
Series 2004-H, Class 2A2
2.837%(c)	09/25/34	19	18,769
Series 2004-I, Class 3A2
2.850%(c)	10/25/34	7	7,006
Series 2005-J, Class 2A1
2.929%(c)	11/25/35	99	91,043
Series 2005-J, Class 3A1
3.073%(c)	11/25/35	24	22,603
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.288%(c)	09/19/44	1,690	1,555,333
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1(x)
2.403%(c)	11/25/24	1,598	1,604,756
Series 2014-C04, Class 2M1(x)
2.553%(c)	11/25/24	667	669,730
Series 2015-C01, Class 1M1(x)
1.953%(c)	02/25/25	309	309,488
Series 2016-C01, Class 2M1(x)
2.546%(c)	08/25/28	8,362	8,397,425
Series 2016-C02, Class 1M1(x)
2.603%(c)	09/25/28	2,554	2,584,662
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
2.133%(c)	10/18/54	273	273,102
Series 2012-1A, Class 3A1, 144A
2.133%(c)	10/18/54	2,414	2,428,429
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2(x)
2.853%(c)	08/25/24	2,002	2,017,223
Series 2014-HQ2, Class M2(x)

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.653%(c)	09/25/24	2,425	$2,425,953
Series 2014-HQ3, Class M2(x)
3.103%(c)	10/25/24	1,665	1,685,857
Series 2015-DN1, Class M2(x)
2.853%(c)	01/25/25	3,320	3,346,897
Series 2015-DNA1, Class M2(x)
2.303%(c)	10/25/27	4,325	4,320,887
Series 2015-HQ1, Class M2(x)
2.653%(c)	03/25/25	2,755	2,766,318
Series 2015-HQ2, Class M2(x)
2.403%(c)	05/25/25	2,705	2,683,215
Series 2015-HQA1, Class M2(a)(x)
3.103%(c)	03/25/28	4,050	4,143,972
Series 2016-DNA1, Class M2(x)
3.336%(c)	07/25/28	2,235	2,304,684
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	471	13,900
Series 2010-103, Class IN, IO
4.500%	02/20/39	446	15,413
Series 2010-164, Class MI, IO
4.000%	09/20/37	3,169	124,244
Series 2011-41, Class AI, IO
4.500%	12/20/39	918	58,231
Series 2011-88, Class EI, IO
4.500%	11/20/39	770	48,647
Series 2012-94, Class BI, IO
4.000%	05/20/37	3,798	480,237
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,375	191,314
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, RMBSMT 0, 144A
2.828%(c)	10/15/54	1,250	1,266,725
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.677%(c)	09/25/35	52	51,348
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.735%(c)	01/25/34	18	18,120
Series 2004-G, Class A3
3.012%(c)	06/25/34	85	84,873

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $45,879,906)			46,042,536

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Federal Home Loan Mortgage Corp.
2.500%	05/01/28	2,562	2,653,399
2.535%(c)	09/01/32	1	813
2.598%(c)	01/01/36-03/01/36	30	31,466
2.618%(c)	02/01/37	123	129,332
2.664%(c)	01/01/37	15	16,572
2.675%(c)	02/01/37	42	44,686
2.682%(c)	02/01/35	64	67,330
2.750%(c)	04/01/37	203	214,674
2.775%(c)	11/01/35	13	13,372
2.855%(c)	02/01/37	60	63,900
2.975%(c)	07/01/35	13	13,879

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/42-07/01/45	32,119	$33,373,207
3.052%(c)	02/01/37	60	63,607
3.500%	04/01/42-05/01/46	50,756	53,843,983
4.000%	06/01/24-05/01/43	15,420	16,606,269
4.500%	04/01/19-03/01/44	18,393	20,166,901
5.000%	10/01/18-07/01/41	7,481	8,301,517
5.500%	12/01/18-06/01/41	3,358	3,778,425
5.821%(c)	10/01/36	8	8,589
5.839%(c)	12/01/36	2	1,985
5.986%(c)	10/01/36	9	9,325
6.000%	10/01/32-08/01/38	811	936,301
6.079%(c)	11/01/36	10	10,230
6.421%(c)	08/01/36	8	8,465
6.500%	08/01/36-09/01/39	159	183,979
7.000%	06/01/32	5	4,997
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.875%	04/25/22	1,660	1,686,462
1.426%	08/25/17	930	932,973
Federal National Mortgage Assoc.
2.236%(c)	12/01/35	5	5,169
2.416%(c)	12/01/35	22	23,436
2.500%	10/01/27-03/01/43	54,990	56,864,388
2.500%	TBA	20,400	21,105,620
2.575%(c)	11/01/37	167	177,215
2.610%(c)	08/01/37	55	57,397
2.659%(c)	07/01/35	24	25,659
2.765%(c)	08/01/36	35	36,898
2.767%(c)	12/01/35	7	7,857
3.000%	01/01/27-05/01/46	75,809	79,183,210
3.000%	TBA	47,660	49,460,271
3.000%	TBA	21,350	22,382,473
3.000%	TBA	71,765	74,475,794
3.500%	12/01/25-05/01/46	181,073	191,692,948
3.500%	TBA	50,905	53,712,726
4.000%	04/01/24-03/01/46	85,415	91,851,874
4.000%	TBA	42,660	45,738,294
4.000%	TBA	19,405	20,805,242
4.500%	05/01/19-02/01/45	50,698	55,430,768
4.500%	TBA	15,375	16,782,693
5.000%	05/01/18-11/01/44	37,951	42,215,886
5.000%	TBA	12,815	14,238,257
5.500%	01/01/17-09/01/41	24,438	27,672,203
5.500%	TBA	13,420	15,084,919
5.894%(c)	09/01/36	3	2,558
6.000%	04/01/21-10/01/40	23,781	27,410,585
6.500%	02/25/32-05/01/40	7,476	8,774,252
7.000%	01/01/31-04/01/37	31	33,178
1.500%	06/22/20	13,193	13,446,451
Government National Mortgage Assoc.
2.500%	12/20/42-04/20/46	36,075	36,956,537
3.000%	07/20/42-04/20/46	20,223	21,207,740
3.000%	TBA	99,855	104,405,033
3.500%	05/20/42-06/20/46	77,013	79,688,077
4.000%	09/20/25-12/20/45	56,978	61,064,150
4.500%	05/15/39-09/15/45	16,392	17,928,816
4.500%	TBA	2,100	2,253,552

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	03/20/34-08/20/41		18,391	$20,594,915
5.500%	10/20/32-06/20/44		7,873	8,788,021
6.500%	09/20/32-12/20/33		11	13,098
8.000%	12/15/16-07/15/23		1	1,503
8.500%	06/15/26-07/15/26		7	7,185
9.500%	03/15/19-01/15/20		1	693

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,399,300,305)				1,424,774,179

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
2.500%	02/15/46-05/15/46		15,280	15,921,455
2.875%	08/15/45		17,245	19,364,255
3.000%	11/15/44-05/15/45		84,141	96,726,690
3.125%	02/15/43		56,205	66,253,836
3.375%	05/15/44	(k)	12,890	15,886,422
4.500%	02/15/36		8,225	11,847,216
4.625%	02/15/40		9,155	13,458,207
U.S. Treasury Inflation Indexed Bonds
0.625%	01/15/26		54,580	57,864,273
U.S. Treasury Notes
0.625%	11/30/17		7,745	7,751,351
0.750%	04/30/18		92,555	92,822,577
0.875%	05/15/19		6,400	6,430,752
1.500%	05/31/19		56,855	58,138,672
1.625%	08/31/19-05/15/26		53,725	54,871,602
2.000%	08/31/21		104,205	109,130,354

TOTAL U.S. TREASURY OBLIGATIONS (cost $590,691,047)				626,467,662

TOTAL LONG-TERM INVESTMENTS (cost $11,935,200,250)				12,626,558,658

			Shares
SHORT-TERM INVESTMENTS —13.5%
AFFILIATED MUTUAL FUND — 12.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,792,056,883; includes $268,186,178 of cash collateral for securities on loan)(b)(w)(Note 4)			1,792,056,883	1,792,056,883

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.6%
U.S. Treasury Bills (cost $74,909,697)
0.393%	10/20/16	(hh)(k)	75,000	74,945,700

Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $1,866,966,580)	$1,867,002,583

TOTAL INVESTMENTS — 104.5% (cost $13,802,166,830)	14,493,561,241
Liabilities in excess of other assets(z) — (4.5)%	(626,241,220)

NET ASSETS — 100.0%	$13,867,320,021

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,330,475 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $264,202,868 ; cash collateral of $268,186,178 (including in liabilities) was received with which the fund purchased highly liquid short-term investments. In addition, as of June 30, 2016, $435,000 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
346	2 Year U.S. Treasury Notes	Sep. 2016	$75,388,797	$75,887,532	$498,735
639	5 Year U.S. Treasury Notes	Sep. 2016	76,803,125	78,062,836	1,259,711
736	10 Year U.S. Treasury Notes	Sep. 2016	95,381,000	97,876,500	2,495,500
268	20 Year U.S. Treasury Bonds	Sep. 2016	44,144,782	46,188,125	2,043,343
317	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	55,455,605	59,080,875	3,625,270
289	ASX SPI 200 Index	Sep. 2016	27,715,145	27,890,427	175,282
2,101	Euro STOXX 50 Index	Sep. 2016	65,016,513	66,567,029	1,550,516
660	FTSE 100 Index	Sep. 2016	54,108,191	56,429,969	2,321,778
427	Mini MSCI EAFE Index	Sep. 2016	35,322,713	34,484,520	(838,193)
461	Russell 2000 Mini Index	Sep. 2016	53,132,545	52,895,140	(237,405)
5,195	S&P 500 E-Mini Index	Sep. 2016	545,621,029	542,929,450	(2,691,579)
350	TOPIX Index	Sep. 2016	44,400,329	42,214,206	(2,186,123)

					8,016,835

Short Positions:
139	2 Year U.S. Treasury Notes	Sep. 2016	30,269,422	30,486,610	(217,188)
490	5 Year U.S. Treasury Notes	Sep. 2016	58,890,312	59,860,391	(970,079)
811	10 Year U.S. Treasury Notes	Sep. 2016	104,916,789	107,850,328	(2,933,539)
8	20 Year U.S. Treasury Bonds	Sep. 2016	1,301,375	1,378,750	(77,375)

					(4,198,181)

					$3,818,654

U.S. Treasury Obligations with market values of $1,387,751 and $44,995,400 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 03/22/17	BNP Paribas	ARS	10,109	$558,817	$582,316	$23,499
Expiring 03/22/17	BNP Paribas	ARS	4,756	258,478	273,963	15,485
Australian Dollar,
Expiring 07/19/16	Canadian Imperial Bank of Commerce	AUD	11,360	8,344,374	8,466,163	121,789
Brazilian Real,
Expiring 09/02/16	JPMorgan Chase	BRL	460	139,057	140,336	1,279
British Pound,
Expiring 07/15/16	Barclays Capital Group	GBP	993	1,437,002	1,321,942	(115,060)
Expiring 07/15/16	Barclays Capital Group	GBP	659	975,296	877,082	(98,214)
Expiring 07/19/16	Morgan Stanley	GBP	29,050	42,154,310	38,679,523	(3,474,787)
Expiring 08/19/16	Bank of New York Mellon	GBP	82	120,347	109,227	(11,120)
Expiring 08/19/16	Deutsche Bank AG	GBP	927	1,256,698	1,233,961	(22,737)
Expiring 08/19/16	JPMorgan Chase	GBP	82	117,255	109,039	(8,216)
Expiring 08/19/16	Societe Generale	GBP	552	817,723	735,525	(82,198)
Expiring 08/19/16	Standard Chartered PLC	GBP	110	156,986	147,018	(9,968)
Canadian Dollar,
Expiring 07/19/16	Royal Bank of Canada	CAD	4,210	3,275,169	3,258,894	(16,275)
Chinese Renminbi,
Expiring 08/15/16	Deutsche Bank AG	CNH	2,493	384,760	373,362	(11,398)
Expiring 08/31/16	Deutsche Bank AG	CNH	5,375	828,935	804,449	(24,486)
Expiring 08/31/16	Societe Generale	CNH	6,991	1,027,605	1,046,309	18,704
Colombian Peso,
Expiring 08/19/16	Credit Suisse First Boston Corp.	COP	963,237	319,800	326,202	6,402
Euro,
Expiring 07/19/16	Bank of America	EUR	42,452	47,640,781	47,144,908	(495,873)

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 08/19/16	Bank of New York Mellon	EUR	716	$811,025	$795,593	$(15,432)
Expiring 08/19/16	Barclays Capital Group	EUR	453	506,835	504,077	(2,758)
Expiring 08/19/16	Citigroup Global Markets	EUR	1,345	1,507,465	1,495,552	(11,913)
Expiring 08/19/16	Hong Kong & Shanghai Bank	EUR	512	582,652	568,690	(13,962)
Expiring 08/19/16	JPMorgan Chase	EUR	533	600,125	592,550	(7,575)
Expiring 08/19/16	JPMorgan Chase	EUR	287	324,701	318,532	(6,169)
Expiring 08/19/16	JPMorgan Chase	EUR	154	174,089	171,551	(2,538)
Expiring 08/19/16	Morgan Stanley	EUR	92	102,571	101,709	(862)
Indian Rupee,
Expiring 08/19/16	BNP Paribas	INR	90,681	1,339,849	1,331,390	(8,459)
Indonesian Rupiah,
Expiring 08/19/16	Deutsche Bank AG	IDR	7,432,284	547,700	557,568	9,868
Japanese Yen,
Expiring 07/19/16	Hong Kong & Shanghai Bank	JPY	4,163,040	39,359,737	40,338,178	978,441
Mexican Peso,
Expiring 08/19/16	Bank of New York Mellon	MXN	19,035	1,023,163	1,035,900	12,737
Expiring 08/19/16	BNP Paribas	MXN	32,791	1,784,060	1,784,541	481
Expiring 08/19/16	BNP Paribas	MXN	28,430	1,553,340	1,547,190	(6,150)
Expiring 08/19/16	BNP Paribas	MXN	20,249	1,084,571	1,101,945	17,374
Expiring 08/19/16	BNP Paribas	MXN	9,840	538,972	535,509	(3,463)
Expiring 08/19/16	Morgan Stanley	MXN	17,616	945,989	958,679	12,690
Expiring 08/19/16	Royal Bank of Scotland Group PLC	MXN	24,254	1,265,758	1,319,925	54,167
Expiring 08/19/16	State Street Bank	MXN	3,775	199,667	205,424	5,757
Peruvian Nuevo Sol,
Expiring 08/04/16	Credit Suisse First Boston Corp.	PEN	1,814	539,079	549,611	10,532
Philippine Peso,
Expiring 07/29/16	Standard Chartered PLC	PHP	77,429	1,659,786	1,643,669	(16,117)
Expiring 07/29/16	Standard Chartered PLC	PHP	50,095	1,066,305	1,063,420	(2,885)
Russian Ruble,
Expiring 08/19/16	JPMorgan Chase	RUB	37,196	572,202	573,824	1,622
Expiring 08/19/16	JPMorgan Chase	RUB	17,018	256,141	262,537	6,396
Expiring 08/19/16	JPMorgan Chase	RUB	15,430	231,334	238,039	6,705
Expiring 08/19/16	JPMorgan Chase	RUB	14,243	219,123	219,727	604
Singapore Dollar,
Expiring 07/19/16	Bank of New York Mellon	SGD	5,460	4,028,153	4,052,485	24,332
Swedish Krona,
Expiring 07/19/16	Deutsche Bank AG	SEK	90,950	10,964,694	10,758,745	(205,949)
Swiss Franc,
Expiring 07/19/16	UBS AG	CHF	15,305	15,919,492	15,692,956	(226,536)
Expiring 08/19/16	Bank of America	CHF	532	550,923	546,448	(4,475)
Expiring 08/19/16	Standard Chartered PLC	CHF	528	544,858	542,340	(2,518)
Turkish Lira,
Expiring 07/20/16	JPMorgan Chase	TRY	2,402	819,879	830,904	11,025

				$201,437,631	$197,869,427	$(3,568,204)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/29/16	Westminster Research Associates LLC	AUD	752	$558,119	$558,972	$(853)
Brazilian Real,
Expiring 09/02/16	BNP Paribas	BRL	3,066	938,418	935,370	3,048
Expiring 09/02/16	Credit Suisse First Boston Corp.	BRL	5,334	1,492,863	1,627,288	(134,425)
Expiring 09/02/16	Credit Suisse First Boston Corp.	BRL	885	251,993	269,994	(18,001)

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 09/02/16	Deutsche Bank AG	BRL	28,476	$7,742,251	$8,687,410	$(945,159)
Expiring 09/02/16	Royal Bank of Scotland Group PLC	BRL	2,413	706,796	736,154	(29,358)
British Pound,
Expiring 07/15/16	Westminster Research Associates LLC	GBP	6,745	9,615,557	8,980,537	635,020
Expiring 07/19/16	Deutsche Bank AG	GBP	750	1,058,858	998,610	60,248
Expiring 08/19/16	Bank of America	GBP	199	291,969	265,040	26,929
Expiring 08/19/16	Barclays Capital Group	GBP	1,146	1,656,350	1,525,989	130,361
Expiring 08/19/16	BNP Paribas	GBP	82	118,984	108,546	10,438
Expiring 08/19/16	JPMorgan Chase	GBP	164	239,085	218,287	20,798
Expiring 08/19/16	JPMorgan Chase	GBP	163	235,541	216,909	18,632
Canadian Dollar,
Expiring 09/30/16	Bank of America	CAD	2,966	2,266,285	2,296,122	(29,837)
Chilean Peso,
Expiring 08/04/16	Credit Suisse First Boston Corp.	CLP	364,292	539,292	548,579	(9,287)
Chinese Renminbi,
Expiring 08/15/16	Hong Kong & Shanghai Bank	CNH	2,493	374,184	373,362	822
Expiring 08/31/16	Citigroup Global Markets	CNH	7,943	1,207,693	1,188,789	18,904
Expiring 08/31/16	Citigroup Global Markets	CNH	2,636	401,707	394,517	7,190
Expiring 08/31/16	Hong Kong & Shanghai Bank	CNH	2,739	413,161	409,932	3,229
Expiring 08/31/16	JPMorgan Chase	CNH	6,967	1,012,645	1,042,716	(30,071)
Expiring 08/31/16	Societe Generale	CNH	6,608	990,408	988,987	1,421
Expiring 08/31/16	Societe Generale	CNH	3,387	504,468	506,915	(2,447)
Colombian Peso,
Expiring 08/19/16	Bank of America	COP	942,148	306,091	319,060	(12,969)
Expiring 08/19/16	Credit Suisse First Boston Corp.	COP	5,358,760	1,767,838	1,814,751	(46,913)
Expiring 08/19/16	Royal Bank of Scotland Group PLC	COP	1,904,189	624,120	644,856	(20,736)
Euro,
Expiring 07/19/16	Bank of New York Mellon	EUR	2,000	2,229,500	2,221,092	8,408
Expiring 08/19/16	Barclays Capital Group	EUR	657	744,148	730,455	13,693
Expiring 08/19/16	BNP Paribas	EUR	725	827,477	806,286	21,191
Expiring 08/19/16	Citigroup Global Markets	EUR	8,536	9,702,275	9,490,361	211,914
Expiring 09/15/16	Citigroup Global Markets	EUR	1,025	1,153,561	1,140,776	12,785
Expiring 09/15/16	Standard Chartered PLC	EUR	10,441	11,807,006	11,620,329	186,677
Hungarian Forint,
Expiring 09/28/16	Citigroup Global Markets	HUF	159,087	553,750	559,043	(5,293)
Indian Rupee,
Expiring 08/19/16	Deutsche Bank AG	INR	34,564	502,238	507,473	(5,235)
Indonesian Rupiah,
Expiring 08/19/16	Barclays Capital Group	IDR	17,252,333	1,273,799	1,294,265	(20,466)
Expiring 08/19/16	Barclays Capital Group	IDR	4,375,038	326,959	328,214	(1,255)
Expiring 08/19/16	BNP Paribas	IDR	12,026,262	899,631	902,207	(2,576)
Expiring 08/19/16	BNP Paribas	IDR	3,653,832	271,358	274,110	(2,752)
Expiring 08/19/16	Deutsche Bank AG	IDR	16,990,370	1,260,881	1,274,612	(13,731)
Expiring 08/19/16	Deutsche Bank AG	IDR	3,733,346	276,852	280,075	(3,223)
Japanese Yen,
Expiring 07/19/16	Bank of New York Mellon	JPY	200,000	1,959,248	1,937,920	21,328
Mexican Peso,
Expiring 08/19/16	BNP Paribas	MXN	22,580	1,226,334	1,228,827	(2,493)
Expiring 08/19/16	BNP Paribas	MXN	5,871	309,707	319,506	(9,799)
Expiring 08/19/16	Royal Bank of Scotland Group PLC	MXN	241,636	13,044,146	13,150,095	(105,949)
Philippine Peso,
Expiring 07/29/16	Hong Kong & Shanghai Bank	PHP	127,524	2,704,071	2,707,088	(3,017)
Russian Ruble,
Expiring 08/19/16	BNP Paribas	RUB	77,849	1,195,265	1,200,977	(5,712)

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued),
Russian Ruble (continued),
Expiring 08/19/16	JPMorgan Chase	RUB	76,974	$1,146,205	$1,187,487	$(41,282)
Expiring 08/19/16	JPMorgan Chase	RUB	36,826	552,842	568,119	(15,277)
South African Rand,
Expiring 08/23/16	Barclays Capital Group	ZAR	61,193	3,856,543	4,107,594	(251,051)
Expiring 08/23/16	Citigroup Global Markets	ZAR	7,627	477,887	511,965	(34,078)
South Korean Won,
Expiring 08/12/16	Standard Chartered PLC	KRW	3,207,323	2,739,429	2,783,181	(43,752)
Swiss Franc,
Expiring 08/19/16	Citigroup Global Markets	CHF	1,060	1,094,725	1,088,788	5,937
Expiring 08/19/16	Standard Chartered PLC	CHF	895	923,575	919,306	4,269
Thai Baht,
Expiring 08/23/16	Bank of America	THB	58,745	1,654,929	1,670,050	(15,121)
Turkish Lira,
Expiring 07/20/16	Bank of America	TRY	1,630	546,998	563,852	(16,854)
Expiring 07/20/16	BNP Paribas	TRY	3,170	1,082,613	1,096,572	(13,959)

				$101,658,628	$102,128,317	(469,689)

						$(4,037,893)

Interest rate swap agreement outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreement:
MXN	10,300	06/06/17	4.093%	28 Day Mexican Interbank Rate(1)	$(3,592)	$—	$(3,592)	Deutsche Bank AG

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CDX.EM.CDSI.S25	06/20/21	1.000%	124,050	$(9,330,096)	$(11,303,850)	$1,973,754	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Peoples Republic of China	06/20/21	1.000%	500	1.213%	$(4,913)	$(6,198)	$1,285	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Bank of China	06/20/21	1.000%	500	1.450%	$(10,786)	$11,745	$(22,531)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.HY.CDSI.S26	06/20/21	5.000%	50,200	$1,044,160	$1,692,506	$648,346
CDX.IG.CDSI.S26	06/20/21	1.000%	420,200	3,568,848	4,556,256	987,408

				$4,613,008	$6,248,762	$1,635,754

U.S. Treasury Obligation with market value of $10,102,680 has been segregated with JPMorgan Chase to cover requirements for credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,590,847,567	$1,950,135,426	$—
Preferred Stocks	5,701,332	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	359,606,176	—
Residential Mortgage-Backed Securities	—	14,180,547	1,080,475
Commercial Mortgage-Backed Securities	—	326,888,235	—
Convertible Bonds	—	765,259	—
Corporate Obligations	—	1,796,743,860	250,000
Foreign Government Bonds	—	374,077,042	—
Municipal Bonds	—	108,998,362	—
Residential Mortgage-Backed Securities	—	46,042,536	—
U.S. Government Agency Obligations	—	1,424,774,179	—
U.S. Treasury Obligations	—	701,413,362	—

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$1,792,056,883	$—	$—
Other Financial Instruments*
Futures Contracts	3,818,654	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,037,893)	—
OTC Interest Rate Swap Agreement	—	(3,592)	—
OTC Credit Default Swap Agreements	—	(9,345,795)	—
Centrally Cleared Credit Default Swap Agreements	—	1,635,754	—

Total	$7,392,424,436	$7,091,873,458	$1,330,475

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.9% represents investments purchased with collateral from securities on loan)	12.9%
U.S. Government Agency Obligations	10.3
U.S. Treasury Obligations	4.5
Banks	5.0
Pharmaceuticals	4.2
Insurance	3.0
Oil, Gas & Consumable Fuels	2.9
Real Estate Investment Trusts (REITs)	2.9
Foreign Government Bonds	2.7
Non-Residential Mortgage-Backed Securities	2.6
Media	2.5
Commercial Mortgage-Backed Securities	2.3
Internet Software & Services	2.2
Software	1.9
Biotechnology	1.7
Semiconductors & Semiconductor Equipment	1.6
Oil & Gas	1.5
Industrial Conglomerates	1.4
Chemicals	1.4
Diversified Telecommunication Services	1.4
IT Services	1.3
Health Care Providers & Services	1.3
Food Products	1.3
Specialty Retail	1.2
Aerospace & Defense	1.2
Capital Markets	1.1
Technology Hardware, Storage & Peripherals	1.1
Internet & Catalog Retail	1.1
Health Care Equipment & Supplies	1.0
Metals & Mining	1.0
Electric Utilities	1.0
Diversified Financial Services	1.0
Beverages	0.9
Hotels, Restaurants & Leisure	0.9
Food & Staples Retailing	0.9
Telecommunications	0.8
Municipal Bonds	0.8
Machinery	0.8
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.7
Internet	0.7
Multi-Utilities	0.6
Communications Equipment	0.6
Automobiles	0.6
Household Products	0.6
Airlines	0.6
Personal Products	0.5
Pipelines	0.5
Electrical Equipment	0.5

Electronic Equipment, Instruments & Components	0.4%
Electric	0.4
Retail	0.4
Auto Components	0.4
Wireless Telecommunication Services	0.4
Healthcare – Service	0.4
Residential Mortgage-Backed Securities	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Containers & Packaging	0.3
Real Estate Management & Development	0.3
Advertising	0.3
Commercial Services & Supplies	0.3
Construction Materials	0.3
Road & Rail	0.3
Commercial Services	0.3
Life Sciences Tools & Services	0.2
Multiline Retail	0.2
Trading Companies & Distributors	0.2
Mining	0.2
Building Materials	0.2
Agriculture	0.2
Air Freight & Logistics	0.2
Foods	0.2
Real Estate	0.2
Healthcare – Products	0.1
Oil & Gas Services	0.1
Marine	0.1
Entertainment	0.1
Consumer Finance	0.1
Engineering & Construction	0.1
Professional Services	0.1
Auto Parts & Equipment	0.1
Building Products	0.1
Leisure Products	0.1
Computers	0.1
Gas Utilities	0.1
Electronics	0.1
Paper & Forest Products	0.1
Diversified Machinery	0.1
Auto Manufacturers	0.1
Trucking & Leasing	0.1
Savings & Loans	0.1
Lodging	0.1
Independent Power & Renewable Electricity Producers	0.1
Health Care Technology	0.1
Distribution/Wholesale	0.1
Housewares	0.1
Iron/Steel	0.1

104.5
Liabilities in excess of other assets	(4.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,635,754	*	—	$—
Credit contracts	Unrealized appreciation on OTC swap agreements	1,975,039		Unrealized depreciation on OTC swap agreements	22,531
Credit contracts	Premiums paid for OTC swap agreements	11,745		Premiums received for OTC swap agreements	11,310,048
Equity contracts	Due from/to broker — variation margin futures	4,047,576	*	Due from/to broker — variation margin futures	5,953,300	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,763,131		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,801,024
Interest rate contracts	Due from/to broker — variation margin futures	9,922,559	*	Due from/to broker — variation margin futures	4,198,181	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	3,592

Total		$20,355,804			$28,288,676

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$1,192,793	$1,192,793
Equity contracts	(457)	(16,517,910)	—	—	(16,518,367)
Foreign exchange contracts	—	—	7,652,357	—	7,652,357
Interest rate contracts	—	4,893,907	—	(154)	4,893,753

Total	$(457)	$(11,624,003)	$7,652,357	$1,192,639	$(2,779,464)

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(3)	Swaps	Total
Credit contracts	$—	$—	$3,450,140	$3,450,140
Equity contracts	(9,051,369)	—	—	(9,051,369)
Foreign exchange contracts	—	(5,187,506)	—	(5,187,506)
Interest rate contracts	5,100,252	—	(3,592)	5,096,660

Total	$(3,951,117)	$(5,187,506)	$3,446,548	$(5,692,075)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements- Buy Protection(3)	Credit Default Swap Agreements- Sell Protection(3)
$1,142,834,733	$233,512,154	$189,538,848	$89,154,713	$188	$167	$606,179

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$26,929	$(26,929)	$—	$—
Bank of New York Mellon	66,805	(26,552)	—	40,253
Barclays Capital Group	2,117,808	(2,117,808)	—	—
BNP Paribas	91,516	(55,363)	(36,153)	—
Canadian Imperial Bank of Commerce	121,789	—	—	121,789
Citigroup Global Markets	256,730	(51,284)	(205,446)	—
Credit Suisse First Boston Corp.	16,934	(16,934)	—	—
Deutsche Bank AG	70,116	(70,116)	—	—
Hong Kong & Shanghai Bank	982,492	(16,979)	—	965,513
JPMorgan Chase	80,091	(80,091)	—	—
Morgan Stanley	12,690	(12,690)	—	—
Royal Bank of Canada	—	—
Royal Bank of Scotland Group PLC	54,167	(54,167)	—	—
Societe Generale	20,125	(20,125)	—	—
Standard Chartered PLC	190,946	(75,240)	—	115,706
State Street Bank	5,757	—	—	5,757
UBS AG	—	—	—	—
Westminister Research Associates LLC	635,020	(853)		634167

	$4,749,915

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(575,129)	$26,929	$548,200	$—
Bank of New York Mellon	(26,552)	26,552	—	—
Barclays Capital Group	(11,792,654)	2,117,808	9,674,846	—
BNP Paribas	(55,363)	55,363	—	—
Canadian Imperial Bank of Commerce	—	—	—	—
Citigroup Global Markets	(51,284)	51,284	—	—
Credit Suisse First Boston Corp.	(208,626)	16,934	—	(191,692)
Deutsche Bank AG	(1,235,510)	70,116	831,948	(333,446)
Hong Kong & Shanghai Bank	(16,979)	16,979	—	—
JPMorgan Chase	(139,857)	80,091	—	(59,766)
Morgan Stanley	(3,475,649)	12,690	3,421,361	(41,598)
Royal Bank of Canada	(16,275)	—	—	(16,275)
Royal Bank of Scotland Group PLC	(156,043)	54,167	—	(101,876)
Societe Generale	(84,645)	20,125	—	(64,520)
Standard Chartered PLC	(75,240)	75,240	—	—
State Street Bank	—	—	—	—
UBS AG	(226,536)	—	—	(226,536)
Westminister Research Associates LLC	(853)	853		—

	$(18,137,195)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $264,202,868:
Unaffiliated investments (cost $12,010,109,947)	$12,701,504,358
Affiliated investments (cost $1,792,056,883)	1,792,056,883
Cash	12,689,631
Foreign currency, at value (cost $16,791,252)	16,773,611
Receivable for investments sold	81,366,177
Dividends and interest receivable	50,736,262
Receivable for fund share sold	17,702,641
Tax reclaim receivable	10,895,473
Due from broker-variation margin futures	9,564,931
Unrealized appreciation on OTC forward foreign currency contracts	2,763,131
Unrealized appreciation on OTC swap agreements	1,975,039
Due from broker-variation margin swaps	887,797
Deposit with affiliated securities lending agent	435,000
Receivable from affiliate	29,648
Premiums paid for OTC swap agreements	11,745
Prepaid expenses	20,216

Total Assets	14,699,412,543

LIABILITIES:
Payable for investments purchased	541,155,232
Payable to broker for collateral for securities on loan	268,621,178
Premiums received for OTC swap agreements	11,310,048
Unrealized depreciation on OTC forward foreign currency contracts	6,801,024
Advisory fees payable	3,034,004
Accrued expenses and other liabilities	496,790
Distribution fee payable	375,446
Dividends payable on securities sold short	252,534
Unrealized depreciation on OTC swap agreements	26,123
Foreign capital gains tax liability accrued	13,032
Payable for fund share repurchased	6,769
Affiliated transfer agent fee payable	342

Total Liabilities	832,092,522

NET ASSETS	$13,867,320,021

Net assets were comprised of:
Paid-in capital	$10,728,770,131
Retained earnings	3,138,549,890

Net assets, June 30, 2016	$13,867,320,021

Net asset value and redemption price per share, $13,867,320,021 / 568,488,917 outstanding shares of beneficial interest	$24.39

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $5,316,426, of which $433,813 is reimbursable by an affiliate)	$91,440,643
Interest income	85,106,435
Affiliated dividend income	3,890,731
Affiliated income from securities lending, net	2,925,111

183,362,920

EXPENSES
Advisory fees	41,045,799
Distribution fee	16,420,883
Custodian and accounting fees	1,114,000
Insurance expenses	103,000
Trustees’ fees	68,000
Audit fee	24,000
Legal fees and expenses	22,000
Shareholders’ reports	12,000
Commitment fee on syndicated credit agreement	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	52,533

Total expenses	58,875,215
Less: advisory fee waivers and/or expense reimbursement	(1,730,542)

Net expenses	57,144,673

NET INVESTMENT INCOME (LOSS)	126,218,247

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	54,637,786
Futures transactions	(11,624,003)
Swap agreements transactions	1,192,639
Foreign currency transactions	4,306,546

48,512,968

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(370))	194,672,800
Futures	(3,951,117)
Swap agreements	3,446,548
Foreign currencies	(4,828,709)

189,339,522

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	237,852,490

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$364,070,737

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$126,218,247	$178,911,587
Net realized gain (loss) on investment and foreign currency transactions	48,512,968	431,557,839
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	189,339,522	(635,238,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	364,070,737	(24,769,127)

FUND SHARE TRANSACTIONS:
Fund share sold [73,393,673 and 8,173,623 shares, respectively]	1,709,179,769	195,376,532
Net asset value of shares issued in merger [0 and 137,013,754 shares, respectively] (Note 10)	—	3,262,312,494
Fund share repurchased [90,549,133 and 29,954,988 shares, respectively]	(2,034,142,061)	(706,825,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(324,962,292)	2,750,863,186

CAPITAL CONTRIBUTIONS (NOTE 4)	5,380,770	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,489,215	2,726,094,059
NET ASSETS:
Beginning of period	13,822,830,806	11,096,736,747

End of period	$13,867,320,021	$13,822,830,806

SEE NOTES TO FINANCIAL STATEMENTS.

A413

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

AEX	Amsterdam Stock Exchange
ASX	Australian Securities Exchange
FTSE	Financial Times Stock Exchange
LME	London Metal Exchange
BRN	BX Worldcaps
FTSE	Financial Times Stock Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
SGMX	Sigma X MTF
SGX	Singapore Exchange
SWX	Six Swiss Exchange
TSX	Toronto Stock Exchange
XBRN	BX Worldcaps

Index:

CAC40	French Stock Index
CDX	Credit Derivative Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
GOLDLNPM	LBMA Gold Price PM USD Index
GSCI	Goldman Sachs Commodity Index
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BKNT	Bank Notes
bps	Basis Points
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
JSFC	Joint Stock Financial Corporation
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
LLS	Light Louisiana Sweet
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint Stock Company
OPIS	Oil Price Information Service
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security

SEE NOTES TO FINANCIAL STATEMENTS.

A414

GLOSSARY (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
ULSD	Ultra-Low Sulfur Diesel
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offer Rate
WTI	West Texas Intermediate

SEE NOTES TO FINANCIAL STATEMENTS.

A415

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 11 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	Long-term capital appreciation. High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory LLC / Loomis Sayles & Company, L.P. / LSV Asset Management / Prudential Investment LLC (“PI”) through its Strategic Investment Research Group team / Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. / Pacific Investment Management Company, LLC (“PIMCO”) / Quantitative Management Associates LLC (“QMA”) / T. Rowe Price Associates, Inc. / William Blair & Company, LLC

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PI through its Strategic Investment Research Group team / QMA

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. / BlackRock International Limited

AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. / BlackRock International Limited / BlackRock (Singapore) Limited / Loomis, Sayles & Company, L.P.

AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration Bond”)	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.

AST FI Pyramis® Quantitative Portfolio (“FI Pyramis® Quantitative”)	Long-term capital growth balanced by current income.	Pyramis® Global Advisors, LLC

B1

	Objective	Subadviser(s)
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PI through its Strategic Investment Research Group team / QMA

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PFI / QMA

AST RCM World Trends Portfolio (“RCM World Trends”)	Highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors US LLC

AST Schroders Global Tactical Portfolio(“Schroders Global Tactical”)	To outperform its blended performance benchmark. The blended performance benchmark index is currently comprised of the Russell 3000 Index (45%), the MSCI EAFE Index (USD Hedged) (12.5%), the MSCI EAFE Index (USD Unhedged) (12.5%), and the Barclays U.S. Aggregate Bond Index (30%).	Schroder Investment Management North America Ltd. / Schroder Investment Management North America, Inc.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed-income securities.	T. Rowe Price Associates, Inc.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PI, the co-managers of the Trust (together the “Investment Manager”), with the exception of Schroders Global Tactical for whom PI is the sole Investment Manager. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

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In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as

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commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts

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involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

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Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

Borrowed Bond Agreements:    The Portfolios may enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds

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one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Portfolio may also experience delays in gaining access to the collateral.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit

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soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis.

B9

Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

MLPs:    Certain Portfolios invest in Master Limited Partnerships (MLPs). Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2016, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisor fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Advisory Fees	Effective Advisory Fees, Net of Waiver
Advanced Strategies	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.61%
Balanced Asset Allocation(2)	0.15%	0.15%

B10

	Advisory Fees	Effective Advisory Fees, Net of Waiver
BlackRock Global Strategies	0.8325% first $ 300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.81%
BlackRock/Loomis Sayles Bond	0.4825% first $ 300 million; 0.4725% on next $ 200 million; 0.4625% on next $ 250 million; 0.4525% on next $2.5 billion; 0.4425% on next $ 2.75 billion; 0.4125% on next $ 4 billion; 0.3925% in excess of $10 billion	0.42%
BlackRock Low Duration Bond	0.4825% first $ 300 million; 0.4725% on next $ 200 million; 0.4625% on next $ 250 million; 0.4525% on next $2.5 billion; 0.4425% on next $ 2.75 billion; 0.4125% on next $ 4 billion; 0.3925% in excess of $10 billion	0.41%
FI Pyramis® Quantitative	0.6825% first $ 300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.51%
Preservation Asset Allocation(2)	0.15%	0.15%
Prudential Growth Allocation	0.6825% first $ 300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.63%
RCM World Trends	0.7825% first $ 300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.75%
Schroders Global Tactical*	0.7825% first $ 300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.75%
T. Rowe Price Asset Allocation	0.6825% first $ 300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.60%

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016
Advanced Strategies	effective January 3, 2016 contractually waive 0.014% through June 30, 2016(1)	contractually waive 0.014% through June 30, 2017(1)
BlackRock/Loomis Sayles Bond	contractually waive 0.035% through June 30, 2016	contractually waive 0.035% through June 30, 2017
BlackRock Low Duration Bond Portfolio	effective July 13, 2015 contractually waive 0.057% through June 30, 2016	contractually waive 0.057% through June 30, 2017
FI Pyramis® Quantitative	contractually waive 0.14% through June 30, 2016	N/A

B11

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016
Prudential Growth Allocation	contractually limit expenses to 0.90% through October 31, 2016	contractually limit expenses to 0.90% through October 31, 2016
RCM World Trends	contractually limit expenses to 1.02% through October 31, 2016	contractually limit expenses to 1.02% through October 31, 2016
Schroders Global Tactical	contractually limit expenses to 1.12% through October 31, 2016	contractually limit expenses to 1.12% through October 31, 2016
T. Rowe Price Asset Allocation	contractually waive 0.022% through October 31, 2016 effective February 1, 2016 contractually waive 0.002% through June 30, 2017 contractually limit expenses to 0.87% through October 31, 2016	contractually waive 0.022% through October 31, 2016 effective February 1, 2016 contractually waive 0.002% through June 30, 2017 contractually limit expenses to 0.87% through October 31, 2016

*	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Funds Fees and Expenses” exceed 0.20% of the Portfolio’s average daily net assets.

(1)	The Investment Managers have voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios.

(2)	Effective July 1, 2016, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds. The Fund of Fund Discount will apply across each of the following portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Fund sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Defensive Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Fund Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

AST Investment Services, Inc., PI, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was as follows:

Amount
Advanced Strategies	$69,836
FI Pyramis® Quantitative	71,458
RCM World Trends	42,283
Schroders Global Tactical	149
T. Rowe Price Asset Allocation	1,527

B12

4.	Other Transactions with Affiliates

The Trust, excluding Balanced Asset Allocation Portfolio and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Trust invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. was compensated as follows for these services:

Amount
Advanced Strategies	$29,542
BlackRock Global Strategies	11,085
BlackRock/Loomis Sayles Bond	4,756
FI Pyramis® Quantitative	10,184
Prudential Growth Allocation	1,817
RCM World Trends	30,462
Schroders Global Tactical	22,390
T. Rowe Price Asset Allocation	36,586

In February 2016, Prudential, the parent company of the manager/co-managers (PI and AST Investment Services) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Advanced Series Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

B13

The SEC Staff and other regulators are currently reviewing the matter.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2015 Withholding Tax		2016 Withholding Tax
Advanced Strategies	$473,101		$218,895
BlackRock Global Strategies	6,566		25,682
FI Pyramis® Quantitative	342,054		292,400
Prudential Growth Allocation	439,216		308,854
RCM World Trends	234,208		159,216
Schroders Global Tactical	417,041		338,749
T. Rowe Price Asset Allocation	598,961	*	433,813
*  Includes amounts from December 2015 reimbursed in 2016.

5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$2,545,759,172	$2,606,709,546
Balanced Asset Allocation	1,235,451,712	1,437,816,484
BlackRock Global Strategies	2,379,483,373	2,385,063,783
BlackRock / Loomis Sayles Bond	4,795,352,600	5,019,333,597
BlackRock Low Duration Bond	1,597,035,338	1,682,756,236
FI Pyramis® Quantitative	4,004,178,106	4,053,375,244
Preservation Asset Allocation	820,937,763	998,831,058
Prudential Growth Allocation	8,175,086,372	8,478,798,027
RCM World Trends	1,012,391,216	1,009,513,156
Schroders Global Tactical	2,254,516,591	2,780,920,500
T. Rowe Price Asset Allocation	6,475,577,736	6,596,084,354

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2016 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Advanced Strategies
Goldman Sachs Small-Cap Value	$39,478,735	$—	$—	$—	$41,356,468
Small-Cap Growth	57,430,638	15,000,000	11,600,000	—	59,425,635
Small-Cap Growth Opportunities	56,935,102	15,000,000	11,600,000	—	57,566,992
Small-Cap Value	84,300,387	19,870,000	22,500,000	—	85,392,931

	$238,144,862	$49,870,000	$45,700,000	$—	$243,742,026

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation
AB Global Bond	$374,599,409	$63,970,557	$25,927,000	$—	$435,923,708
AQR Emerging Markets Equity	9,744,367	503,600	958,000	—	9,881,934
AQR Large-Cap	984,909,220	37,911,000	66,470,000	—	964,793,010
BlackRock Low Duration Bond	96,509,342	4,165,700	66,100,000	—	35,662,799
BlackRock/Loomis Sayles Bond	156,549,907	13,799,760	10,725,000	—	168,297,588
Boston Partners Large-Cap Value	204,899,294	10,932,428	35,453,704	—	180,790,426
ClearBridge Dividend Growth	211,364,453	196,813,212	18,335,000	—	424,163,557
Cohen & Steers Realty	—	5,925,117	45,000	—	7,177,448
Goldman Sachs Global Income	250,859,337	21,833,944	17,155,000	—	266,065,010

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation (continued)
Goldman Sachs Large-Cap Value	$253,991,785	$11,426,400	$82,388,448	$—	$184,010,929
Goldman Sachs Mid-Cap Growth	32,001,488	1,361,000	2,315,000	—	31,599,569
Goldman Sachs Small-Cap Value	66,238,426	—	—	—	69,388,933
Goldman Sachs Strategic Income	155,003,362	8,863,000	62,061,704	—	98,942,966
Herndon Large-Cap Value	152,233,030	6,259,400	109,041,277	—	46,205,997
High Yield	198,117,246	1,571,300	7,600,000	—	206,922,723
Hotchkis & Wiley Large-Cap Value	257,611,228	34,276,904	106,119,690	—	178,243,938
International Growth	463,357,701	19,572,200	38,260,000	—	426,941,688
International Value	457,940,833	16,527,200	38,260,000	—	414,876,772
Jennison Large-Cap Growth	274,461,999	9,367,000	70,316,603	—	191,457,922
Loomis Sayles Large-Cap Growth	329,023,392	15,037,700	23,105,000	—	327,116,694
Lord Abbett Core Fixed Income	157,057,510	173,689,791	11,720,000	—	332,476,072
MFS Growth	268,950,238	12,080,300	19,075,000	—	260,408,022
MFS Large-Cap Value	154,118,594	164,953,296	13,445,000	—	319,725,577
Money Market	50,820,154	—	—	—	50,820,154
Neuberger Berman/LSV Mid-Cap Value	16,529,426	676,900	1,155,000	—	16,571,275
Parametric Emerging Markets Equity	8,324,328	443,100	843,500	—	8,615,061
Prudential Core Bond	1,004,064,508	70,166,000	215,280,678	—	913,624,395
QMA Emerging Markets Equity	5,898,744	317,200	595,000	—	5,868,363
QMA International Core Equity	229,668,972	9,798,600	18,540,000	—	211,968,549
QMA Large-Cap	983,239,886	37,911,000	67,470,000	—	964,641,206
Small Cap Growth Opportunities	90,448,062	3,910,000	6,515,000	—	83,267,858
Small-Cap Growth	92,083,112	3,910,000	6,515,000	—	87,102,241
Small-Cap Value	126,496,355	8,796,000	12,110,000	—	129,766,358
T. Rowe Price Large-Cap Growth	212,644,455	7,180,100	54,506,818	—	148,789,882
T. Rowe Price Natural Resources	6,268,355	—	5,825,633	—	—
Templeton Global Bond	239,010	—	—	—	237,390
Wedge Capital Mid-Cap Value	16,321,632	676,900	1,155,000	—	16,396,587
Wellington Management Global Bond	316,862,735	212,425,303	22,640,000	—	529,722,730
Western Asset Core Plus Bond	727,829,785	48,007,000	197,888,429	—	614,502,281
Western Asset Emerging Markets Debt	46,443,512	392,800	1,900,000	—	49,676,640

	$9,443,725,192	$1,235,451,712	$1,437,816,484	$—	$9,412,644,252

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation
AB Global Bond	$427,429,872	$52,540,422	$27,803,000	$—	$478,302,896
AQR Emerging Markets Equity	3,970,815	350,800	327,500	—	4,269,436
AQR Large-Cap	366,540,052	18,491,100	19,848,500	—	369,173,294
BlackRock Low Duration Bond	110,002,607	1,337,200	74,798,000	—	37,758,507
BlackRock/Loomis Sayles Bond	176,653,284	9,517,463	11,308,000	—	184,545,843
Boston Partners Large-Cap Value	77,534,339	3,202,315	11,871,727	—	69,124,165
ClearBridge Dividend Growth	78,987,478	74,434,688	5,495,500	—	160,859,743
Cohen & Steers Realty	—	2,572,418	24,000	—	3,106,142
Goldman Sachs Global Income	286,454,976	13,128,000	19,684,133	—	291,735,575
Goldman Sachs Large-Cap Value	96,083,708	2,844,600	29,180,465	—	70,230,251
Goldman Sachs Mid-Cap Growth	12,992,075	509,500	651,000	—	13,107,043

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation (continued)
Goldman Sachs Small-Cap Value	$33,856,523	$—	$—	$—	$35,466,844
Goldman Sachs Strategic Income	174,334,359	4,829,000	66,952,514	—	108,992,694
Herndon Large-Cap Value	57,608,998	1,015,500	39,905,280	—	17,571,549
High Yield	237,430,538	834,600	19,540,000	—	236,747,114
Hotchkis & Wiley Large-Cap Value	97,510,320	12,219,572	38,803,676	—	68,247,041
International Growth	166,790,584	13,616,000	13,839,500	—	160,936,272
International Value	163,584,885	13,616,000	12,109,500	—	158,093,724
Jennison Large-Cap Growth	102,834,197	3,480,600	24,631,865	—	73,596,611
Loomis Sayles Large-Cap Growth	121,702,503	5,804,300	6,513,000	—	123,447,574
Lord Abbett Core Fixed Income	176,265,252	189,429,062	14,612,000	—	366,104,603
MFS Growth	99,171,780	4,647,400	5,373,000	—	98,017,114
MFS Large-Cap Value	58,312,804	62,387,242	3,794,000	—	122,337,498
Money Market	86,979,481	—	15,000,000	—	71,979,481
Neuberger Berman/LSV Mid-Cap Value	6,614,633	207,050	318,000	—	6,729,238
Parametric Emerging Markets Equity	3,523,936	306,800	281,000	—	3,873,552
Prudential Core Bond	1,130,626,058	44,377,000	235,645,519	—	1,000,308,068
QMA Emerging Markets Equity	2,088,658	221,500	213,000	—	2,202,880
QMA International Core Equity	81,106,642	2,900,500	5,570,000	—	75,348,700
QMA Large-Cap	365,916,865	18,491,100	19,848,500	—	369,559,673
Small-Cap Growth Opportunities	33,451,954	1,258,500	1,824,000	—	31,265,205
Small-Cap Growth	34,114,114	1,258,500	1,824,000	—	32,738,500
Small-Cap Value	37,976,363	2,794,600	3,459,000	—	39,311,212
T. Rowe Price Large-Cap Growth	80,087,175	2,647,800	19,151,405	—	57,522,233
T. Rowe Price Natural Resources	2,702,357	—	2,511,414	—	—
Templeton Global Bond	1,355,982	—	—	—	1,346,793
Wedge Capital Mid-Cap Value	6,652,943	207,050	318,000	—	6,782,508
Wellington Management Global Bond	357,618,417	225,730,581	26,594,000	—	582,594,823
Western Asset Core Plus Bond	819,888,685	29,520,000	217,787,060	—	672,369,776
Western Asset Emerging Markets Debt	56,438,947	209,000	1,420,000	—	61,069,322

	$6,233,195,159	$820,937,763	$998,831,058	—	$6,266,773,497

Written options transactions, during the six months ended June 30, 2016, were as follows:

	Advanced Strategies		BlackRock Global Strategies
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	1,139,757,940	$4,859,171	180,300	$195,490
Written options	1,784,305,270	8,960,950	784,100	318,547
Expired options	(1,170,537,610)	(5,930,852)	(388,550)	(211,522)
Closed options	(701,472,760)	(2,803,753)	(169,700)	(159,391)

Balance at end of period	1,052,052,840	$5,085,516	406,150	$143,124

	BlackRock/Loomis Sayles		Prudential Growth Allocation
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	648,758	$2,081,365	5,795,200	$1,453,219
Written options	8,363,347	3,079,747	27,785,400	1,495,584
Expired options	(3,241,082)	(2,825,712)	(19,325,600)	(1,311,289)
Closed options	(5,048,786)	(1,969,998)	(14,255,000)	(1,637,514)

B16

	BlackRock/Loomis Sayles		Prudential Growth Allocation
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at end of period	722,237	$365,402	—	$—

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
Advanced Strategies	$12,520,667	1.68%	3	$16,937,000	$—
BlackRock Global Strategies	552,000	1.68%	4	552,000	—
BlackRock/Loomis Sayles Bond	4,516,000	1.67%	2	7,045,000	—
FI Pyramis® Quantitative	5,300,333	1.70%	9	17,787,000	—
Prudential Growth Allocation	9,573,000	1.68%	7	41,677,000	—
Schroders Global Tactical	1,427,571	1.69%	7	5,337,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2016, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

B17

10.	Reorganization

On June 15, 2015, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the AST FI Pyramis Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, and AST Schroders Multi Asset World Strategies Portfolio (the “Merged Portfolios”) for shares of T. Rowe Price Asset Allocation, Prudential Growth Allocation, RCM World Trends, and Schroders Global Tactical (the “Acquiring Portfolios”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on October 5, 2015 and the reorganization took place on October 16, 2015.

On reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investments Cost	Total Investment Value
AST FI Pyramis Asset Allocation Portfolio	$3,212,406,677	$3,259,876,166
AST Franklin Templeton Founding Funds Allocation Portfolio	4,586,256,574	4,772,280,664
AST Franklin Templeton Founding Funds Plus Portfolio	898,059,699	890,355,691
AST Schroders Multi Asset World Strategies Portfolio	3,191,443,940	3,190,000,354

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on October 16, 2015:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST FI Pyramis Asset Allocation Portfolio	242,492,306	T. Rowe Price Asset Allocation Portfolio	137,013,754	$3,262,312,494
AST Franklin Templeton Founding Funds Allocation Portfolio	354,758,191	Prudential Growth Allocation	366,206,101	4,808,292,797
AST Franklin Templeton Founding Funds Plus Portfolio	82,041,339	RCM World Trends	73,155,271	890,299,652
AST Schroders Multi Asset World Strategies Portfolio	203,505,691	Schroders Global Tactical	220,013,634	3,267,221,362

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
AST FI Pyramis Asset Allocation Portfolio	$3,262,312,494	$47,469,489	T. Rowe Price Asset Allocation Portfolio	$10,799,590,446
AST Franklin Templeton Founding Funds Allocation Portfolio	4,808,292,797	186,024,090	Prudential Growth Allocation	6,942,502,140
AST Franklin Templeton Founding Funds Plus Portfolio	890,299,652	(7,704,008)	RCM World Trends	4,475,667,167
AST Schroders Multi Asset World Strategies Portfolio	3,267,221,362	(1,443,586)	Schroders Global Tactical	4,529,336,374

Assuming the acquisitions had been completed on January 1, 2015, the Acquiring Portfolios results of operations for the year ended December 31, 2015 were as follows:

B18

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
T. Rowe Price Asset Allocation Portfolio	$206,939,242	$(202,657,120)	$4,282,122
Prudential Growth Allocation	189,239,446	(464,732,593)	(275,493,147)
RCM World Trends	55,268,409	(110,394,270)	(55,125,861)
Schroders Global Tactical	73,213,651	(209,968,048)	(136,754,397)

(a)	Net investment income as reported in the Statement of Operations of the Acquiring Portfolios, plus net investment income (loss) from the Merged Portfolios pre-merger as follows: AST FI Pyramis Asset Allocation Portfolio $28,027,655, AST Franklin Founding Funds Allocation Portfolio $91,053,533, AST Franklin Founding Funds Plus Portfolio $(272,399), and AST Schroders Multi Asset World Strategies Portfolio $30,654,323.
(b)	Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AST FI Pyramis Asset Allocation Portfolio $1,023,594, AST Franklin Founding Funds Allocation Portfolio $(256,321,490), AST Franklin Founding Funds Plus Portfolio $(36,778,186), and AST Schroders Multi Asset World Strategies Portfolio $(84,175,582).

Because both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since October 16, 2015.

11.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B19

Financial Highlights

(unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.05		$14.94	$14.08	$12.08	$10.84	$10.93

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.19	0.18	0.14	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.39		(0.08)	0.68	1.86	1.28	(0.16)

Total from investment operations	0.53		0.11	0.86	2.00	1.46	0.01

Less Distributions:	—		—	—	—	(0.22)	(0.10)

Capital Contributions(d) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$15.59		$15.05	$14.94	$14.08	$12.08	$10.84

Total Return(a)	3.59%		0.74%	6.11%	16.56%	13.65%	0.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,390.8		$8,472.7	$8,895.8	$8,426.2	$6,350.6	$3,784.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(e)	0.88%	0.89%	0.90%	0.93%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.91	%(e)	0.92%	0.92%	0.93%	0.98%	0.99%
Net investment income (loss)	1.88	%(e)	1.28%	1.25%	1.10%	1.54%	1.74%
Portfolio turnover rate	89	%(f)	138%	140%	148%	172%	221%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.77		$14.70	$13.80	$11.73	$10.91	$11.11

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.02)	(0.02)	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.32		0.09	0.92	2.09	1.21	(0.25)

Total from investment operations	0.31		0.07	0.90	2.07	1.32	(0.13)

Less Distributions:	—		—	—	—	(0.50)	(0.07)

Net Asset Value, end of period	$15.08		$14.77	$14.70	$13.80	$11.73	$10.91

Total Return(a)	2.10%		0.48%	6.52%	17.65%	12.48%	(1.22)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,444.2		$10,497.4	$11,009.6	$10,590.7	$8,712.2	$6,447.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.15%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	(0.11	)%(d)	(0.14)%	(0.14)%	(0.15)%	1.06%	1.06%
Portfolio turnover rate	13	%(e)	25%	16%	47%	38%	71%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,				April 29, 2011(c) through December 31, 2011
			2015(d)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.64		$12.00	$11.45	$10.32	$9.27	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.13	0.12	0.09	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.34		(0.49)	0.43	1.04	1.00	(0.79)

Total from investment operations	0.43		(0.36)	0.55	1.13	1.10	(0.73)

Less Distributions:	—		—	—	—	(0.05)	—

Capital Contributions(e) (Note 4)	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$12.07		$11.64	$12.00	$11.45	$10.32	$9.27

Total Return(a)	3.69%		(3.00)%	4.80%	10.95%	11.90%	(7.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,246.3		$2,221.5	$2,325.9	$2,207.7	$1,772.9	$1,088.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(g)	1.10%	1.11%	1.10%	1.10%	1.08	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(g)	1.10%	1.11%	1.11%	1.13%	1.15	%(g)
Net investment income (loss)	1.54	%(g)	1.05%	1.01%	0.98%	1.26%	1.10	%(g)
Portfolio turnover rate	145	%(h)	253%	266%	380%	550%	314	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

	AST BlackRock/Loomis Sayles Bond Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013	2012		2011
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.54		$12.81	$12.29	$12.52	$11.91		$12.16

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.31	0.22	0.18	0.25		0.26
Net realized and unrealized gain (loss) on investments	0.54		(0.58)	0.30	(0.41)	0.84		0.13

Total from investment operations	0.70		(0.27)	0.52	(0.23)	1.09		0.39

Less Distributions:	—		—	—	—	(0.48)		(0.64)

Net Asset Value, end of period	$13.24		$12.54	$12.81	$12.29	$12.52		$11.91

Total Return(a)	5.58%		(2.11)%	4.23%	(1.84)%	9.32%		3.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,829.5		$3,773.4	$4,050.1	$7,045.8	$8,159.5		$6,925.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.78	%(d)(e)	0.71%	0.73%	0.72%	0.73	%(f)	0.74	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(d)(e)	0.75%	0.73%	0.73%	0.77	%(f)	0.77	%(f)
Net investment income (loss)	2.44	%(d)	2.41%	1.75%	1.46%	2.06%		2.14%
Portfolio turnover rate	190	%(g)	570%	280%	348%	482%		755%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes interest expense on short sales and reverse repurchase agreements of 0.09%.

(f)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST BlackRock Low Duration Bond Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012(c)	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.39		$10.34	$10.35	$10.58	$10.55	$10.58

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.09	0.15	0.13	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.09		(0.04)	(0.16)	(0.36)	0.38	0.11

Total from investment operations	0.15		0.05	(0.01)	(0.23)	0.48	0.25

Less Distributions:	—		—	—	—	(0.45)	(0.28)

Net Asset Value, end of period	$10.54		$10.39	$10.34	$10.35	$10.58	$10.55

Total Return(a)	1.44%		0.48%	(0.10)%	(2.17)%	4.60%	2.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$681.8		$863.1	$918.7	$1,052.5	$1,178.0	$1,026.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.72	%(d)	0.74%	0.77%	0.76%	0.76%	0.77%
Expenses Before Waivers and/or Expense Reimbursement	0.77	%(d)	0.77%	0.77%	0.76%	0.78%	0.78%
Net investment income (loss)	1.07	%(d)	0.87%	1.48%	1.09%	0.95%	1.34%
Portfolio turnover rate	213	%(e)	389%	278%	85%	297%	575%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST FI Pyramis® Quantitative Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.23		$12.11	$11.74	$10.23	$9.46	$9.76

Income (Loss) From Investment Operations
Net investment income (loss)	0.11		0.16	0.20	0.18	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.16		(0.04)	0.17	1.33	0.77	(0.35)

Total from investment operations	0.27		0.12	0.37	1.51	0.99	(0.14)

Less Distributions:	—		—	—	—	(0.22)	(0.16)

Capital Contributions (Note 4)(d)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.50		$12.23	$12.11	$11.74	$10.23	$9.46

Total Return(a)	2.21%		0.99%	3.15%	14.76%	10.64%	(1.51)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,813.9		$4,819.7	$4,929.2	$5,030.0	$4,112.7	$2,784.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(f)	0.80%	0.82%	0.89%	0.93%	0.94%
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(f)	0.94%	0.94%	0.93%	0.97%	0.98%
Net investment income (loss)	1.79	%(f)	1.31%	1.45%	1.79%	2.23%	2.33%
Portfolio turnover rate	94	%(g)	125%	241%	69%	94%	130%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012(c)	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.94		$13.92	$13.16	$12.05	$11.76	$11.75

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)	(0.02)	0.17	0.16
Net realized and unrealized gain (loss) on investments	0.49		0.04	0.77	1.13	1.00	(0.04)

Total from investment operations	0.48		0.02	0.76	1.11	1.17	0.12

Less Distributions:	—		—	—	—	(0.88)	(0.11)

Net Asset Value, end of period	$14.42		$13.94	$13.92	$13.16	$12.05	$11.76

Total Return(a)	3.44%		0.14%	5.78%	9.21%	10.38%	0.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,794.5		$6,781.4	$7,488.2	$7,669.2	$7,677.2	$5,854.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.15%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	(0.12	)%(d)	(0.14)%	(0.15)%	(0.15)%	1.40%	1.34%
Portfolio turnover rate	13	%(e)	29%	19%	30%	26%	58%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.98		$13.06	$11.96	$10.22	$9.20	$9.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.16	0.15	0.13	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.34		(0.24)	0.95	1.61	1.02	(0.76)

Total from investment operations	0.44		(0.08)	1.10	1.74	1.18	(0.61)

Less Distributions:	—		—	—	—	(0.16)	(0.10)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$13.42		$12.98	$13.06	$11.96	$10.22	$9.20

Total Return(a)	3.39%		(0.61)%	9.20%	17.03%	12.92%	(6.22)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,645.8		$10,796.4	$7,157.2	$6,379.5	$5,048.9	$3,253.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(f)	0.92%	0.92%	0.92%	0.93%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	0.91	%(f)	0.92%	0.93%	0.94%	0.97%	0.98%
Net investment income (loss)	1.57	%(f)	1.21%	1.28%	1.28%	1.86%	1.43%
Portfolio turnover rate	88	%(g)	211%	153%	288%	98%	150%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST RCM World Trends Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.05		$12.07	$11.49	$10.21	$9.60	$9.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.14	0.14	0.07	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.22		(0.16)	0.44	1.21	0.91	(0.24)

Total from investment operations	0.31		(0.02)	0.58	1.28	0.96	(0.18)

Less Distributions:	—		—	—	—	(0.35)	(0.18)

Capital Contributions(d) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$12.37		$12.05	$12.07	$11.49	$10.21	$9.60

Total Return(a)	2.66%		(0.17)%	5.05%	12.54%	10.28%	(1.82)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,145.4		$5,229.6	$4,655.1	$4,457.3	$3,616.9	$2,196.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.03%	1.00%	0.74%	0.21%	0.23%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.03%	1.04%	0.82%	0.30%	0.32%
Net investment income (loss)	1.53	%(e)	1.15%	1.20%	0.73%	0.73%	0.72%
Portfolio turnover rate	23	%(f)	51%	34%	153%	96%	113%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

	AST Schroders Global Tactical Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.68		$14.81	$14.00	$11.85	$10.34	$10.71

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.12	0.26	0.21	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.07)		(0.25)	0.55	1.94	1.52	(0.31)

Total from investment operations	0.02		(0.13)	0.81	2.15	1.63	(0.25)

Less Distributions:	—		—	—	—	(0.12)	(0.12)

Capital Contributions(d) (Note 4)	0.01		—	—	—	—	—

Net Asset Value, end of period	$14.71		$14.68	$14.81	$14.00	$11.85	$10.34

Total Return(a)	0.20%		(0.88)%	5.79%	18.14%	15.91%	(2.39)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,042.0		$7,528.7	$4,594.6	$4,329.7	$3,011.3	$1,613.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(e)	1.04%	1.04%	1.05%	0.81%	0.23%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.04%	1.04%	1.06%	0.86%	0.32%
Net investment income (loss)	1.20	%(e)	0.80%	1.81%	1.63%	0.93%	0.61%
Portfolio turnover rate	48	%(f)	83%	99%	165%	361%	133%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.60		$23.59	$22.28	$19.07	$17.21	$17.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.36	0.36	0.33	0.33	0.27
Net realized and unrealized gain (loss) on investments	0.55		(0.35)	0.95	2.88	1.95	0.07

Total from investment operations	0.78		0.01	1.31	3.21	2.28	0.34

Less Distributions:	—		—	—	—	(0.42)	(0.18)

Capital Contributions(d) (Note 4)	0.01		—	—	—	—	— (e)

Net Asset Value, end of period	$24.39		$23.60	$23.59	$22.28	$19.07	$17.21

Total Return(a)	3.35%		0.04%	5.88%	16.83%	13.50%	1.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,867.3		$13,822.8	$11,096.7	$10,345.8	$7,603.6	$4,259.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(f)	0.88%	0.87%	0.89%	0.93%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.90	%(f)	0.90%	0.91%	0.92%	0.97%	0.98%
Net investment income (loss)	1.92	%(f)	1.52%	1.61%	1.58%	1.77%	1.84%
Portfolio turnover rate.	53	%(g)	94%	66%	54%	51%	92%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2015, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.014% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period, although it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST BlackRock/Loomis Sayles Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted that the Portfolio’s prior subadviser had been replaced in January 2015, and therefore most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board considered the most recent performance data provided by PI, which indicated that the Portfolio’s recent performance had improved, with the Portfolio ranked in the 1st quartile of its Peer Universe during the first quarter of 2016. The Board noted that it would be prudent to allow the current subadvisers more time to continue to develop their performance record.

•	The Board noted that PI had contractually agreed to waive 0.035% of its investment management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, although it underperformed its benchmark index over the three-year period.

•	The Board noted that PI had contractually agreed to waive 0.057% of its management fee through June 30, 2017.

•	The Board also noted that the Portfolio had appointed a new subadviser in July 2015 to replace the Portfolio’s existing subadviser.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Quantitative Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three-year periods, and performed in-line with its custom benchmark index over the five-year period.

•

The Board noted that in February 2014, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, most of the Portfolio’s performance history was not attributable to the current subadviser.

•

The Board noted that, since the current subadviser assumed management of the Portfolio in 2014 through the first quarter of 2016, the Portfolio had outperformed its custom benchmark index and performed in the 2nd quartile of its Peer Universe.

•	The Board accepted PI’s recommendation to allow the existing contractual management fee waiver of 0.14% to expire as of June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 1st quartile in its Peer Universe and outperforming its benchmark index during the first quarter of 2016.

•

The Board accepted PI’s recommendation to discontinue the Portfolio’s 0.90% expense cap upon its expiration as of October 31, 2016. The Board considered PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that, with the merger successfully completed, the expense cap had served its intended purpose.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST RCM World Trends Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, although it underperformed its benchmark index over the three- and five-year periods.

•

The Board noted that in April 2013, the Portfolio adopted new investment policies and investment strategies, and a new subadviser assumed responsibility for managing the Portfolio, and that as a result, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•	The Board considered the most recent performance information provided by PI, which indicated that as of May 31, 2016, the Portfolio had beaten its benchmark over the three-year period.

•	The Board also noted that, since the current subadviser assumed management of the Portfolio in 2013 through the first quarter of 2016, the Portfolio outperformed its benchmark.

•

The Board accepted PI’s recommendation to discontinue the Portfolio’s 1.02% expense cap upon its expiration on October 31, 2016. The Board considered PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that, with the merger successfully completed, the expense cap had served its intended purpose.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Global Tactical Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board accepted PI’s recommendation to discontinue the Portfolio’s 1.12% expense cap upon its expiration on October 31, 2016. The Board noted PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that, with the merger successfully completed, the expense cap had served its intended purpose.

•

The Board accepted PI’s recommendation to continue its existing voluntary agreement to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.20% of the Portfolio’s average daily net assets.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that that PI had contractually agreed through June 30, 2016 to waive 0.002% of its management fee, and had contractually agreed through October 31, 2016 to waive an additional 0.022% of its management fee.

•	The Board accepted PI’s recommendation to replace the existing contractual management fee waivers of 0.024% with a new contractual management fee waiver of 0.004% through June 30, 2017.

•

The Board accepted PI’s recommendation to discontinue the Portfolio’s 0.87% expense cap upon its expiration on October 31, 2016. The Board noted PI’s explanation that the expense cap had been instituted as a temporary measure to ensure that Portfolio expenses did not increase following the recent merger of another fund into the Portfolio. PI advised the Board that, with the merger successfully completed, the expense cap had served its intended purpose.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229393-00008-00 AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Defensive Asset Allocation Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Legg Mason Diversified Growth Portfolio

AST New Discovery Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Academic Strategies Asset Allocation Portfolio	A1
	AST AQR Large-Cap Portfolio	A80
	AST Capital Growth Asset Allocation Portfolio	A87
	AST ClearBridge Dividend Growth Portfolio	A91
	AST Defensive Asset Allocation Portfolio	A95
	AST Goldman Sachs Multi-Asset Portfolio	A99
	AST J.P. Morgan Global Thematic Portfolio	A175
	AST J.P. Morgan Strategic Opportunities Portfolio	A239
	AST Legg Mason Diversified Growth Portfolio	A312
	AST New Discovery Asset Allocation Portfolio	A324
	AST T. Rowe Price Growth Opportunities Portfolio	A340
	Glossary	A368

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2016

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Global Real Estate Portfolio	6.3%
AST High Yield Portfolio	5.9%
AST International Value Portfolio	5.5%
AST Cohen & Steers Realty Portfolio	4.1%
AST International Growth Portfolio	3.9%

AST AQR Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.3%
Microsoft Corp.	2.2%
Procter & Gamble Co. (The)	1.6%
Tyson Foods, Inc. (Class A Stock)	1.5%
Wal-Mart Stores, Inc.	1.4%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST QMA Large-Cap Portfolio	11.4%
AST AQR Large-Cap Portfolio	11.4%
AST Prudential Core Bond Portfolio	5.2%
AST International Growth Portfolio	5.1%
AST ClearBridge Dividend Growth Portfolio	5.1%

AST ClearBridge Dividend Growth
Five Largest Holdings	(% of Net Assets	)
American Tower Corp.	2.9%
Microsoft Corp.	2.6%
Kimberly-Clark Corp.	2.6%
Johnson & Johnson	2.6%
Home Depot, Inc. (The)	2.5%

AST Defensive Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	20.0%
AST Western Asset Core Plus Bond Portfolio	13.5%
AST Wellington Management Global Bond Portfolio	11.5%
AST AB Global Bond Portfolio	9.5%
AST Lord Abbett Core Fixed Income Portfolio	7.2%

AST Goldman Sachs Multi-Asset
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.750%, 02/28/18	1.9%
AST Goldman Sachs Strategic Income Portfolio	1.1%
FHLMC Mulitfamily Structured Pass-Through Certificates, Series K016, Class A2 2.968%, 10/25/21	1.0%
U.S. Treasury Notes 1.625%, 07/31/20	1.0%
U.S. Treasury Notes 1.625%, 06/30/20	0.9%

AST J.P. Morgan Global Thematic
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.500%, 01/31/17	1.2%
Alphabet, Inc. (Class C Stock)	0.8%
Microsoft Corp.	0.6%
Wells Fargo & Co.	0.6%
Facebook, Inc. (Class A Stock)	0.6%

AST J.P. Morgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 2.125%, 05/15/25	0.8%
Pfizer, Inc.	0.7%
Alphabet, Inc. (Class C Stock)	0.7%
U.S. Treasury Notes 2.125%, 08/15/21	0.6%
Microsoft Corp.	0.6%

AST Legg Mason Diversified Growth
Five Largest Holdings	(% of Net Assets	)
AST Western Asset Core Plus Bond Portfolio	12.6%
AST Western Asset Emerging Markets Debt Portfolio	2.6%
iShares MSCI ACWI ex US ETF	1.1%
Biogen, Inc.	0.6%
Apple, Inc.	0.6%

AST New Discovery Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.5%
Microsoft Corp.	1.1%
Alphabet, Inc. (Class A Stock)	1.1%
Gilead Sciences, Inc.	1.0%
Exxon Mobil Corp.	1.0%

AST T. Rowe Price Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	1.3%
Microsoft Corp.	1.1%
General Electric Co.	1.0%
Pfizer, Inc.	0.9%
Philip Morris International, Inc.	0.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$1,035.60	1.47%	$7.44
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
AST AQR Large-Cap Portfolio	Actual	$1,000.00	$1,012.60	0.57%	$2.85
	Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87
AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,013.30	0.91%	$4.56
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57
AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$1,086.40	0.82%	$4.25
	Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12
AST Defensive Asset Allocation Portfolio	Actual	$1,000.00	$1,044.70	0.93%	$4.73
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$1,028.40	0.86%	$4.34
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32
AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$1,018.90	1.06%	$5.32
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$1,023.10	1.21%	$6.09
	Hypothetical	$1,000.00	$1,018.85	1.21%	$6.07
AST Legg Mason Diversified Growth Portfolio	Actual	$1,000.00	$1,046.60	1.07%	$5.44
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
AST New Discovery Asset Allocation Portfolio	Actual	$1,000.00	$995.30	0.99%	$4.91
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2016

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST T. Rowe Price Growth Opportunities Portfolio	Actual	$1,000.00	$1,009.20	1.09%	$5.45
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio's fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 81.4%
AFFILIATED MUTUAL FUNDS — 55.0%	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	11,396,748	$101,886,929
AST BlackRock Low Duration Bond Portfolio*	69,159	728,932
AST BlackRock/Loomis Sayles Bond Portfolio*	1,711,843	22,664,806
AST Boston Partners Large-Cap Value Portfolio*	1,937,970	33,953,239
AST ClearBridge Dividend Growth Portfolio*	2,357,739	33,196,963
AST Cohen & Steers Realty Portfolio*	20,836,318	233,366,767
AST Global Real Estate Portfolio*	29,763,904	354,190,458
AST Goldman Sachs Large-Cap Value Portfolio*	1,346,005	34,498,110
AST Goldman Sachs Mid-Cap Growth Portfolio*	13,164,256	98,336,990
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	77,292,286
AST Goldman Sachs Strategic Income Portfolio*	710,890	6,668,149
AST Herndon Large-Cap Value Portfolio*	728,468	8,697,903
AST High Yield Portfolio*	38,192,214	334,563,794
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,576,837	33,586,632
AST International Growth Portfolio*	16,736,986	222,099,809
AST International Value Portfolio*	18,976,031	312,914,759
AST Jennison Large-Cap Growth Portfolio*	1,016,383	21,953,879
AST Loomis Sayles Large-Cap Growth Portfolio*	831,609	30,212,369
AST Lord Abbett Core Fixed Income Portfolio*	5,424,361	67,858,759
AST MFS Growth Portfolio*	1,339,814	23,795,102
AST MFS Large-Cap Value Portfolio*	3,607,930	58,051,596
AST Money Market Portfolio*	246,715	246,715
AST Morgan Stanley Multi Asset Portfolio*	1,300,000	11,596,000
AST Neuberger Berman Long/Short Portfolio*	1,000,000	9,730,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,821,489	102,874,495
AST Parametric Emerging Markets Equity Portfolio*	11,316,490	87,815,962
AST Prudential Core Bond Portfolio*	6,462,281	76,642,658
AST QMA Emerging Markets Equity Portfolio*	7,408,935	61,345,984
AST QMA International Core Equity Portfolio*	12,436,313	122,000,235
AST QMA US Equity Alpha Portfolio*	8,441,803	189,771,732
AST Small-Cap Growth Opportunities Portfolio*	634,290	8,721,491
AST Small-Cap Growth Portfolio*	327,909	10,296,337
AST Small-Cap Value Portfolio*	4,281,545	93,637,381
AST T. Rowe Price Large-Cap Growth Portfolio*	754,535	17,256,212
AST T. Rowe Price Natural Resources Portfolio*	1,899,717	37,405,424
AST Wedge Capital Mid-Cap Value Portfolio*	5,513,805	109,449,022
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,544,000

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Western Asset Core Plus Bond Portfolio*	4,284,072	$52,051,475

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,586,412,886)(w)		3,113,903,354

COMMON STOCKS — 8.0%
Aerospace & Defense — 0.1%
American Science & Engineering, Inc.	1,441	53,908
BWX Technologies, Inc.(u)	6,400	228,928
Curtiss-Wright Corp.	3,430	288,978
Honeywell International, Inc.(u)	6,478	753,521
Huntington Ingalls Industries, Inc.(u)	4,900	823,347
L-3 Communications Holdings, Inc.	490	71,878
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	12,800	550,400
Textron, Inc.(u)	4,580	167,445
United Technologies Corp.(u)	7,250	743,488

		3,681,893

Air Freight & Logistics
FedEx Corp.(u)	3,900	591,942

Airlines — 0.1%
Delta Air Lines, Inc.(u)	10,172	370,566
JetBlue Airways Corp.*(u)	17,700	293,112
Southwest Airlines Co.(u)	15,900	623,439
United Continental Holdings, Inc.*(u)	16,220	665,669
Virgin America, Inc.*	1,857	104,382

		2,057,168

Auto Components
Cooper Tire & Rubber Co.(u)	6,000	178,920
Dana Holding Corp.(u)	18,200	192,192
Delphi Automotive PLC (United Kingdom)	2,680	167,768
Exide Technologies (original cost $2,609; purchased 07/14/15)*^(f)(g)	16,296	18,625
Lear Corp.(u)	2,200	223,872
Tenneco, Inc.*(u)	5,600	261,016

		1,042,393

Automobiles
Ferrari NV (Italy)	2,502	102,407
General Motors Co.(u)	14,000	396,200
Thor Industries, Inc.(u)	9,900	640,926

		1,139,533

Banks — 0.1%
Bank of America Corp.(u)	75,127	996,935
CIT Group, Inc.(u)	5,300	169,123
Citigroup, Inc.(u)	20,150	854,159
Citizens Financial Group, Inc.(u)	28,950	578,421
East West Bancorp, Inc.(u)	2,900	99,122
Financial Institutions, Inc.(u)	3,500	91,245
First Banks, Inc. (original cost $73,850; purchased 8/09/13)*^(f)(g)	211	72,261
First Interstate BancSystem, Inc. (Class A Stock)(u)	4,400	123,640
First Niagara Financial Group, Inc.	32,742	318,907
FirstMerit Corp.	12,802	259,497
JPMorgan Chase & Co.(u)	9,400	584,116
KeyCorp(u)	31,490	347,965
PNC Financial Services Group, Inc. (The)(u)	6,600	537,174

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
PrivateBancorp, Inc.	4,215	$185,586
Regions Financial Corp.(u)	46,250	393,588
Suffolk Bancorp	4,123	129,091
SunTrust Banks, Inc.(u)	15,200	624,416
Talmer Bancorp, Inc. (Class A Stock)	8,750	167,738
TCF Financial Corp.(u)	3,100	39,215
Wells Fargo & Co.(u)	4,863	230,166
Zions Bancorporation	10,880	273,414

		7,075,779

Beverages — 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	740	126,562
Constellation Brands, Inc. (Class A Stock)	2,370	391,998
Dr. Pepper Snapple Group, Inc.(u)	2,500	241,575
Molson Coors Brewing Co. (Class B Stock)(u)	12,940	1,308,622
PepsiCo, Inc.(u)	4,210	446,007

		2,514,764

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*(u)	5,500	140,278
Alexion Pharmaceuticals, Inc.*(u)	703	82,082
Amgen, Inc.(u)	3,700	562,955
Biogen, Inc.*(u)	2,760	667,423
Celator Pharmaceuticals, Inc.*	4,182	126,213
Celgene Corp.*(u)	8,967	884,415
Emergent BioSolutions, Inc.*(u)	4,700	132,164
Gilead Sciences, Inc.(u)	11,610	968,506
Medivation, Inc.*	1,248	75,254
Myriad Genetics, Inc.*(u)	1,100	33,660
Regeneron Pharmaceuticals, Inc.*(u)	1,090	380,661
United Therapeutics Corp.*(u)	4,000	423,680
Vertex Pharmaceuticals, Inc.*(u)	8,550	735,471

		5,212,762

Building Products — 0.1%
Allegion PLC(u)	1,350	93,732
American Woodmark Corp.*(u)	1,600	106,208
Armstrong Flooring, Inc.*	6,887	116,735
Continental Building Products, Inc.*(u)	4,800	106,704
Lennox International, Inc.	2,390	340,814
Masco Corp.(u)	20,500	634,270
Owens Corning(u)	11,500	592,480
Patrick Industries, Inc.*(u)	3,150	189,914
Universal Forest Products, Inc.(u)	1,600	148,304

		2,329,161

Capital Markets — 0.1%
1347 Capital Corp.*	30,036	278,133
American Capital Ltd.*	7,805	123,553
Ameriprise Financial, Inc.(u)	6,300	566,055
Arowana, Inc. (Australia)*(g)	87,080	876,025
Bank of New York Mellon Corp. (The)	2,630	102,176
BlackRock, Inc.(u)	400	137,012
Charles Schwab Corp. (The)(u)	16,127	408,174
FinTech Acquisition Corp.*	61,195	604,607
Gibraltar Growth Corp. (Canada) (Class A Stock)*	126,000	942,111
Goldman Sachs Group, Inc. (The)(u)	900	133,722
Hydra Industries Acquisition Corp.*(u)	18,718	185,402

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
INTL. FCStone, Inc.*(u)	2,600	$70,954
Invesco Ltd.(u)	11,800	301,372
Jensyn Acquisition Corp., UTS*	26,000	262,340
Lazard Ltd. (Class A Stock)(u)	7,600	226,328
Mandatory Exchangeable Trust (China)*	6,577	671,577
Morgan Stanley(u)	10,239	266,009
NorthStar Asset Management Group, Inc.	6,538	66,753
Origo Acquisition Corp.*	24,500	250,757
Pacific Special Acquisition Corp. (China)*	41,500	418,735
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)*^(f)(g)	1,248,607	57,586
Piper Jaffray Cos.*(u)	2,600	98,020
PJT Partners, Inc. (Class A Stock)	3,072	70,656
Raymond James Financial, Inc.(u)	7,900	389,470
TPT Acquisition, Inc.*^(g)	2,050	—

		7,507,527

Chemicals — 0.1%
Air Products & Chemicals, Inc.(u)	400	56,816
Axiall Corp.	5,838	190,377
Cabot Corp.(u)	10,200	465,732
Canexus Corp. (Canada)	165,362	162,553
Celanese Corp. (Class A Stock)(u)	3,400	222,530
Chemours Co. (The)	18,266	150,511
Dow Chemical Co. (The)	1,720	85,501
E.I. du Pont de Nemours & Co.	9,145	592,596
Eastman Chemical Co.(u)	9,630	653,877
FutureFuel Corp.(u)	5,100	55,488
GCP Applied Technologies, Inc.*(u)	8,678	225,975
Huntsman Corp.(u)	25,000	336,250
Ingevity Corp.*	4,222	143,717
Koppers Holdings, Inc.*(u)	2,000	61,460
LyondellBasell Industries NV (Class A Stock)(u)	6,600	491,172
Monsanto Co.	600	62,046
Mosaic Co. (The)	7,130	186,663
Sherwin-Williams Co. (The)(u)	2,100	616,707
Trinseo SA*(u)	1,200	51,516
Valspar Corp. (The)	2,323	250,954
Westlake Chemical Corp.(u)	8,900	381,988

		5,444,429

Commercial Services & Supplies
Deluxe Corp.(u)	7,700	511,049
Herman Miller, Inc.(u)	3,700	110,593
RR Donnelley & Sons Co.(u)	2,500	42,300
Steelcase, Inc. (Class A Stock)(u)	9,300	126,201
Tyco International PLC	15,398	655,955
Waste Connections, Inc. (Canada)(u)	1	72

		1,446,170

Communications Equipment
ARRIS International PLC*(u)	2,000	41,920
Brocade Communications Systems, Inc.(u)	37,100	340,578
Ixia*(u)	5,000	49,100
Juniper Networks, Inc.(u)	23,300	524,017
NETGEAR, Inc.*(u)	3,700	175,898
ShoreTel, Inc.*(u)	10,400	69,576

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Telestone Technologies Corp. (China)*	12,647	$1

		1,201,090

Construction & Engineering — 0.2%
Argan, Inc.(u)	2,600	108,472
Comfort Systems USA, Inc.(u)	2,600	84,682
Eiffage SA (France)	64,092	4,556,323
EMCOR Group, Inc.(u)	2,700	133,002
Ferrovial SA (Spain)	363,856	7,123,592
Fluor Corp.	2,700	133,056
Fomento de Construcciones y Contratas SA (Spain)*	8,909	75,369
KBR, Inc.(u)	17,200	227,728

		12,442,224

Construction Materials
Headwaters, Inc.*(u)	13,700	245,778
Martin Marietta Materials, Inc.(u)	1,610	309,120
Vulcan Materials Co.(u)	7,250	872,610

		1,427,508

Consumer Finance
Capital One Financial Corp.	1,300	82,563
Cash America International, Inc.	1,551	66,104
Discover Financial Services	1,700	91,103
Navient Corp.(u)	40,800	487,560
Nelnet, Inc. (Class A Stock)(u)	14,800	514,300

		1,241,630

Containers & Packaging
Crown Holdings, Inc.*(u)	19,609	993,588
Greif, Inc. (Class A Stock)(u)	2,800	104,356
Owens-Illinois, Inc.*(u)	11,300	203,513
Packaging Corp. of America(u)	2,400	160,632
Sealed Air Corp.	3,690	169,629
WestRock Co.	2,730	106,115

		1,737,833

Distributors
Genuine Parts Co.(u)	1,100	111,375
LKQ Corp.*(u)	2,700	85,590

		196,965

Diversified Consumer Services
Apollo Education Group, Inc.*	7,771	70,872
Education Management Corp.*	2,028,806	52,749

		123,621

Diversified Financial Services
Intercontinental Exchange, Inc.	910	232,924
Morningstar, Inc.(u)	2,300	188,094
Rescap Liquidating Trust, UTS*	20,432	183,888
Voya Financial, Inc.(u)	7,220	178,767

		783,673

Diversified Telecommunication Services — 0.2%
Axia NetMedia Corp. (Canada)	23,890	77,109
Axtel SAB de CV (Mexico), UTS*	186,893	63,584
Cellnex Telecom SAU (Spain)	125,221	1,965,046
HKBN Ltd. (Hong Kong)	3,025,223	3,190,803
Infrastrutture Wireless Italiane SpA (Italy)	338,474	1,494,699

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Infrastrutture Wireless Italiane SpA (Italy), 144A(g)	251,747	$1,111,713
Inteliquent, Inc.(u)	12,800	254,592
Manitoba Telecom Services, Inc. (Canada)	7,271	213,467
Verizon Communications, Inc.(u)	11,600	647,744

		9,018,757

Electric Utilities — 1.0%
American Electric Power Co., Inc.	126,224	8,847,040
DONG Energy A/S (Denmark)*	20,802	745,860
DONG Energy A/S (Denmark), 144A*(g)	12,774	458,015
Edison International(u)	130,433	10,130,731
Empire District Electric Co. (The)	7,008	238,062
Enel SpA (Italy)	727,480	3,229,624
Entergy Corp.(u)	7,500	610,125
Exelon Corp.(u)	145,929	5,305,978
FirstEnergy Corp.(u)	16,800	586,488
ITC Holdings Corp.(u)	15,153	709,463
NextEra Energy, Inc.(u)	104,850	13,672,440
PG&E Corp.	185,737	11,872,309
PPL Corp.(u)	15,900	600,225
Westar Energy, Inc.	6,654	373,223
Xcel Energy, Inc.(u)	21,155	947,321

		58,326,904

Electrical Equipment
Eaton Corp. PLC(u)	24,300	1,451,439
Regal Beloit Corp.(u)	3,300	181,665

		1,633,104

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	1,400	74,592
Arrow Electronics, Inc.*(u)	9,000	557,100
Avnet, Inc.(u)	2,800	113,428
CDW Corp.(u)	10,300	412,824
Electro Rent Corp.	7,949	122,494
FEI Co.	3,561	380,600
Gerber Scientific Escrow Shares*^(g)(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)	3,860	134,251
Insight Enterprises, Inc.*(u)	2,500	65,000
Jabil Circuit, Inc.(u)	24,000	443,280
Methode Electronics, Inc.(u)	4,900	167,727
QLogic Corp.*	9,316	137,318
Rofin-Sinar Technologies, Inc.*	5,947	189,947
Sanmina Corp.*(u)	4,200	112,602
ScanSource, Inc.*(u)	1,800	66,798
TE Connectivity Ltd. (Switzerland)(u)	6,090	347,800
Tech Data Corp.*(u)	700	50,295
Zebra Technologies Corp. (Class A Stock)*(u)	1,900	95,190

		3,471,246

Energy Equipment & Services
Atwood Oceanics, Inc.(u)	8,900	111,428
Bristow Group, Inc.(u)	3,700	42,217
Ensco PLC (Class A Stock)(u)	67,300	653,483
Halliburton Co.	2,890	130,888
McDermott International, Inc.*(u)	8,100	40,014
Nabors Industries Ltd.(u)	26,700	268,335
Technip SA (France)	360	19,485

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Weatherford International PLC*(u)	47,400	$263,070

		1,528,920

Food & Staples Retailing — 0.1%
Costco Wholesale Corp.(u)	2,253	353,811
Ingles Markets, Inc. (Class A Stock)(u)	2,700	100,710
Kroger Co. (The)(u)	21,495	790,801
Rite Aid Corp.*	36,835	275,894
Walgreens Boots Alliance, Inc.(u)	7,000	582,890
Wal-Mart Stores, Inc.(u)	7,400	540,348

		2,644,454

Food Products — 0.1%
Blue Buffalo Pet Products, Inc.*(u)	6,000	140,040
Bunge Ltd.(u)	10,400	615,160
ConAgra Foods, Inc.(u)	12,800	611,968
Hershey Co. (The)	1,560	177,044
Ingredion, Inc.(u)	4,800	621,168
Mondelez International, Inc. (Class A Stock)(u)	7,035	320,163
Pilgrim’s Pride Corp.(u)	12,900	328,692
Post Holdings, Inc.*(u)	3,330	275,358
Sanderson Farms, Inc.(u)	4,100	355,224
Seaboard Corp.*(u)	30	86,119
Tyson Foods, Inc. (Class A Stock)(u)	10,000	667,900

		4,198,836

Gas Utilities — 0.3%
Atmos Energy Corp.	95,714	7,783,463
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	989,750	4,171,204
Questar Corp.	8,277	209,987
Snam SpA (Italy)	493,611	2,951,031
UGI Corp.(u)	19,150	866,538

		15,982,223

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	5,600	612,024
Alere, Inc.*(u)	16,900	704,392
Atrion Corp.(u)	300	128,358
Becton, Dickinson and Co.(u)	3,300	559,647
Boston Scientific Corp.*	13,260	309,886
C.R. Bard, Inc.(u)	3,500	823,060
Cantel Medical Corp.(u)	500	34,365
Edwards Lifesciences Corp.*(u)	7,500	747,975
HeartWare International, Inc.*	3,432	198,198
Hill-Rom Holdings, Inc.(u)	4,600	232,070
Hologic, Inc.*(u)	16,100	557,060
LDR Holding Corp.*	2,033	75,119
Masimo Corp.*(u)	3,300	173,300
Rotech Healthcare, Inc. (original cost $58,278; purchased 01/17/14)*^(f)(g)	5,517	52,598
St. Jude Medical, Inc.	4,194	327,132

		5,535,184

Health Care Providers & Services — 0.1%
Aetna, Inc.(u)	9,305	1,136,420
Anthem, Inc.(u)	3,800	499,092
Envision Healthcare Holdings, Inc.*	2,700	68,499
ExamWorks Group, Inc.*	1,432	49,905
Express Scripts Holding Co.*(u)	7,500	568,500

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Humana, Inc.	6,773	$1,218,327
Magellan Health, Inc.*(u)	1,900	124,963
McKesson Corp.	2,240	418,096
National Healthcare Corp.(u)	700	45,318
Quorum Health Corp.*	21,319	228,326
Universal Health Services, Inc. (Class B Stock)(u)	4,500	603,450
VCA, Inc.*(u)	4,600	311,006
WellCare Health Plans, Inc.*(u)	4,100	439,848

		5,711,750

Health Care Technology
Cerner Corp.*(u)	6,100	357,460

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	500	201,670
BJ’s Restaurants, Inc.*(u)	2,700	118,341
Bloomin’ Brands, Inc.(u)	12,600	225,162
Carnival Corp.(u)	8,770	387,634
Chipotle Mexican Grill, Inc.*(u)	1,200	483,312
Denny’s Corp.*(u)	12,900	138,417
Diamond Resorts International, Inc.*	4,970	148,901
DineEquity, Inc.(u)	3,000	254,340
Extended Stay America, Inc., UTS(u)	8,900	133,055
Fiesta Restaurant Group, Inc.*(u)	3,100	67,611
Hilton Worldwide Holdings, Inc.	14,190	319,701
Interval Leisure Group, Inc.	1,006	15,995
Jack in the Box, Inc.(u)	1,000	85,920
Krispy Kreme Doughnuts, Inc.*	2,733	57,284
Marriott Vacations Worldwide Corp.(u)	8,000	547,920
Norwegian Cruise Line Holdings Ltd.*	1,430	56,971
Royal Caribbean Cruises Ltd.	9,978	670,023
Royal Caribbean Cruises Ltd.(u)	7,000	470,050
Ruth’s Hospitality Group, Inc.(u)	6,700	106,865
Starbucks Corp.	12,130	692,866
Starwood Hotels & Resorts Worldwide, Inc.	3,910	289,145
Texas Roadhouse, Inc.(u)	1,300	59,280
Wyndham Worldwide Corp.(u)	8,100	576,963
Yum! Brands, Inc.(u)	2,850	236,322

		6,343,748

Household Durables — 0.1%
D.R. Horton, Inc.(u)	36,270	1,141,780
Harman International Industries, Inc.	890	63,920
La-Z-Boy, Inc.(u)	13,900	386,698
Meritage Homes Corp.*(u)	2,600	97,604
NACCO Industries, Inc. (Class A Stock)(u)	1,500	84,000
NVR, Inc.*(u)	150	267,051
PulteGroup, Inc.(u)	4,017	78,291
Taylor Morrison Home Corp. (Class A Stock)*(u)	3,400	50,456
TRI Pointe Group, Inc.*(u)	12,500	147,750

		2,317,550

Household Products
Clorox Co. (The)(u)	4,300	595,077
Kimberly-Clark Corp.	2,450	336,826
Procter & Gamble Co. (The)(u)	6,600	558,822

		1,490,725

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.(u)	50,000	$624,000
Atlantica Yield PLC (Spain)(a)	163,926	3,045,745
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,679,048	1,401,672
Dynegy, Inc.*	2,575	277,379
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	4,059,010	1,358,526
NRG Energy, Inc.(u)	48,800	731,512
Talen Energy Corp.*	9,180	124,389

		7,563,223

Industrial Conglomerates
Carlisle Cos., Inc.(u)	4,700	496,696

Insurance — 0.1%
Allstate Corp. (The)(u)	8,200	573,590
American Financial Group, Inc.(u)	10,000	739,300
Arthur J Gallagher & Co.(u)	12,160	578,816
Aspen Insurance Holdings Ltd. (Bermuda)(u)	1,000	46,380
Assured Guaranty Ltd.(u)	16,200	410,994
CHUBB Ltd.(u)	12,800	1,673,088
Fidelity & Guaranty Life	13,693	317,404
Hartford Financial Services Group, Inc. (The)	3,110	138,022
Lincoln National Corp.(u)	14,800	573,796
MetLife, Inc.(u)	18,955	754,978
National Interstate Corp.	2,149	65,007
Old Republic International Corp.(u)	20,800	401,232
Unum Group(u)	2,700	85,833

		6,358,440

Internet & Catalog Retail
Amazon.com, Inc.*(u)	1,200	858,744
Blue Nile, Inc.(u)	2,300	62,974
FTD Cos., Inc.*(u)	3,120	77,875
HSN, Inc.(u)	1,900	92,967
Nutrisystem, Inc.(u)	3,700	93,832

		1,186,392

Internet Software & Services — 0.2%
Akamai Technologies, Inc.*(u)	5,400	302,022
Alibaba Group Holding Ltd. (China), ADR*	3,245	258,075
Alphabet, Inc. (Class C Stock)*(u)	2,089	1,445,797
Cvent, Inc.*	4,081	145,773
Demandware, Inc.*	5,041	377,571
eBay, Inc.*(u)	22,000	515,020
Facebook, Inc. (Class A Stock)*(u)	13,244	1,513,524
Global Sources Ltd. (Hong Kong)*(u)	4,491	41,182
IAC/InterActiveCorp(u)	4,400	247,720
inContact, Inc.*	9,002	124,678
LinkedIn Corp. (Class A Stock)*	779	147,426
Marketo, Inc.*	3,310	115,254
RetailMeNot, Inc.*(u)	8,000	61,680
SciQuest, Inc.*	3,566	62,976
Yahoo!, Inc.*(u)	132,807	4,988,231

		10,346,929

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	5,321	602,816
Alliance Data Systems Corp.*	300	58,776

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Aspire Holdings Ltd.*^(g)	64,356	$1
Black Knight Financial Services, Inc. (Class A Stock)*(u)	2,300	86,480
Booz Allen Hamilton Holding Corp.(u)	7,400	219,336
CoreLogic, Inc.*(u)	1,300	50,024
CSRA, Inc.(u)	10,000	234,300
DST Systems, Inc.(u)	4,800	558,864
Fidelity National Information Services, Inc.(u)	7,992	588,851
First Data Corp. (Class A Stock)*(u)	56,510	625,566
Fiserv, Inc.*(u)	2,900	315,317
Higher One Holdings, Inc.*	20,085	102,634
Leidos Holdings, Inc.(u)	4,700	224,989
Syntel, Inc.*(u)	6,100	276,086
Travelport Worldwide Ltd.(u)	5,900	76,051
Vantiv, Inc. (Class A Stock)*	4,510	255,266
Visa, Inc. (Class A Stock)	2,830	209,901
WEX, Inc.*(u)	3,320	294,384
Wincor Nixdorf AG (Germany)*	6,466	345,509

		5,125,151

Leisure Products
Brunswick Corp.(u)	4,800	217,536
Sturm Ruger & Co., Inc.(u)	2,300	147,223
Vista Outdoor, Inc.*(u)	1,300	62,049

		426,808

Life Sciences Tools & Services
Bruker Corp.(u)	11,100	252,414
Charles River Laboratories International, Inc.*(u)	6,900	568,836
Illumina, Inc.*(u)	1,210	169,860
PRA Health Sciences, Inc.*(u)	1,000	41,760
Quintiles Transnational Holdings, Inc.*	898	58,657
VWR Corp.*(u)	4,200	121,380

		1,212,907

Machinery — 0.1%
Allison Transmission Holdings, Inc.(u)	11,500	324,645
Colfax Corp.*(u)	4,800	127,008
Cummins, Inc.	1,830	205,765
Hillenbrand, Inc.(u)	3,000	90,120
Hyster-Yale Materials Handling, Inc.(u)	2,500	148,725
Ingersoll-Rand PLC(u)	6,400	407,552
KUKA AG (Germany)	980	116,239
Manitowoc Co., Inc. (The)	23,685	129,083
Manitowoc Foodservice, Inc.*	5,935	104,575
Meritor, Inc.*(u)	19,100	137,520
PACCAR, Inc.(u)	1,100	57,057
Pentair PLC (United Kingdom)	2,440	142,228
Snap-on, Inc.	950	149,929
SPX Corp.*	6,204	92,129
SPX FLOW, Inc.*(u)	2,200	57,354
Stanley Black & Decker, Inc.	5,310	590,578
Terex Corp.(u)	10,400	211,224
Toro Co. (The)(u)	4,200	370,440
Trinity Industries, Inc.(u)	10,200	189,414
Wabash National Corp.*(u)	15,300	194,310

		3,845,895

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine
Matson, Inc.(u)	3,500	$113,015
Pangaea Logistics Solutions Ltd.*(u)	2,807	6,765

		119,780

Media — 0.2%
AMC Networks, Inc. (Class A Stock)*(u)	3,800	229,596
Carmike Cinemas, Inc.*	3,411	102,739
CBS Corp. (Class B Stock)(u)	5,330	290,165
Charter Communications, Inc. (Class A Stock)*(u)	26,001	5,944,869
Cinemark Holdings, Inc.(u)	15,500	565,130
Comcast Corp. (Class A Stock)	21,517	1,402,693
DISH Network Corp. (Class A Stock)*(u)	6,282	329,177
DreamWorks Animation SKG, Inc. (Class A Stock)*	3,168	129,476
Friendfinder Networks, Inc. (original cost $54,485; purchased 05/01/14)*^(f)(g)	641	18,120
MSG Networks, Inc. (Class A Stock)*(u)	9,341	143,291
News Corp. (Class A Stock)	4,555	51,699
Sirius XM Holdings, Inc.*(u)	75,050	296,448
Starz (Class A Stock)*	2,406	71,988
TEGNA, Inc.(u)	11,000	254,870
Time Warner, Inc.(u)	3,913	287,762
tronc, Inc.	3,820	52,716
Twenty-First Century Fox, Inc. (Class A Stock)	11,823	319,812
Twenty-First Century Fox, Inc. (Class B Stock)(u)	34,217	932,413
Viacom, Inc. (Class B Stock)(u)	12,300	510,081

		11,933,045

Metals & Mining — 0.1%
Jaguar Mining, Inc. (Canada)*	25,812	9,990
Jaguar Mining, Inc. (Canada) (original cost $97,534; purchased 04/23/14-08/14/14)*^(f)(g)	142,136	26,594
Kaminak Gold Corp. (Canada) (Class A Stock)*	40,183	83,977
Newmont Mining Corp.(u)	5,800	226,896
Nucor Corp.(u)	10,800	533,628
Reliance Steel & Aluminum Co.(u)	2,400	184,560
Silver Standard Resources, Inc. (Canada)*	52,629	683,144
Southern Arc Minerals, Inc. (Canada)*(g)	2,450	692
Steel Dynamics, Inc.(u)	28,900	708,050
Worthington Industries, Inc.(u)	11,000	465,300

		2,922,831

Multiline Retail
Dillard’s, Inc. (Class A Stock)(u)	4,300	260,580
Dollar General Corp.	1,910	179,540
Macy’s, Inc.(u)	17,500	588,175

		1,028,295

Multi-Utilities — 0.4%
CMS Energy Corp.	11,658	534,636
DTE Energy Co.(u)	52,664	5,220,056
MDU Resources Group, Inc.(u)	11,100	266,400
NiSource, Inc.	187,905	4,983,240
Public Service Enterprise Group, Inc.(u)	19,610	914,022
Sempra Energy	86,854	9,903,093

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Veolia Environnement SA (France)	83,770	$1,808,989

		23,630,436

Oil, Gas & Consumable Fuels — 1.1%
Alon USA Energy, Inc.(u)	11,100	71,928
Bankers Petroleum Ltd. (Canada)*	49,943	79,634
Cabot Oil & Gas Corp.(u)	11,240	289,318
Cheniere Energy Partners LP Holdings LLC	174,085	3,469,514
Columbia Pipeline Group, Inc.	8,130	207,234
Concho Resources, Inc.*	1,200	143,124
Diamondback Energy, Inc.*(u)	8,230	750,658
Enbridge, Inc. (Canada) (NYSE)	85,229	3,610,300
Enbridge, Inc. (Canada) (TSX)	88,143	3,733,942
Energy Fuels, Inc.*	1,591	3,584
Energy Transfer Partners LP	142,967	5,442,754
Enterprise Products Partners LP	242,204	7,086,889
EOG Resources, Inc.	3,160	263,607
EQT Corp.(u)	7,900	611,697
EQT GP Holdings LP, UTS	68,539	1,747,059
HollyFrontier Corp.(u)	16,600	394,582
Kinder Morgan, Inc.(u)	31,500	589,680
Magnum Hunter Resources Corp.*(g)	19,050	247,650
Marathon Petroleum Corp.(u)	15,900	603,564
Memorial Resource Development Corp.*	3,034	48,180
ONEOK Partners LP	94,176	3,772,691
ONEOK, Inc.(u)	4,700	223,015
PBF Energy, Inc. (Class A Stock)(u)	9,900	235,422
Pembina Pipeline Corp. (Canada)	123,158	3,736,614
Phillips 66(u)	2,100	166,614
Pioneer Natural Resources Co.(u)	4,060	613,913
Plains All American Pipeline LP	167,978	4,617,715
SemGroup Corp. (Class A Stock)	88,741	2,889,407
SM Energy Co.(u)	17,800	480,600
Targa Resources Corp.	65,426	2,757,052
Tesoro Corp.(u)	7,000	524,440
TransCanada Corp. (Canada), Sub Receipt	38,841	1,753,324
TransCanada Corp. (Canada) (NYSE)	73,064	3,303,954
TransCanada Corp. (Canada) (TSX)	65,876	2,980,851
Valero Energy Corp.(u)	12,870	656,370
Western Refining, Inc.(u)	21,000	433,230
Williams Partners LP	45,270	1,568,153
World Fuel Services Corp.(u)	6,400	303,936

		60,412,199

Paper & Forest Products
KapStone Paper and Packaging Corp.(u)	7,600	98,876
P.H. Glatfelter Co.(u)	2,900	56,724

		155,600

Personal Products
Elizabeth Arden, Inc.*	10,955	150,741
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	2,400	218,448
Herbalife Ltd.*	83	4,858
USANA Health Sciences, Inc.*(u)	400	44,572

		418,619

Pharmaceuticals — 0.1%
Allergan PLC*(u)	1,670	385,920
Bristol-Myers Squibb Co.(u)	12,734	936,586
Eli Lilly & Co.(u)	3,360	264,600

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Impax Laboratories, Inc.*(u)	3,700	$106,634
Jazz Pharmaceuticals PLC*(u)	4,400	621,764
Mallinckrodt PLC*(u)	9,000	547,020
Meda AB (Sweden) (Class A Stock)	17,636	319,798
Pfizer, Inc.	12,930	455,265
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(u)	7,000	76,790
Teva Pharmaceutical Industries Ltd.	1,100	909,700
XenoPort, Inc.*	5,080	35,763

		4,659,840

Professional Services
ICF International, Inc.*(u)	1,200	49,080
IHS, Inc. (Class A Stock)*	567	65,551
Insperity, Inc.(u)	800	61,784
ManpowerGroup, Inc.(u)	4,600	295,964
Navigant Consulting, Inc.*(u)	4,000	64,600
On Assignment, Inc.*(u)	3,200	118,240
Resources Connection, Inc.(u)	3,000	44,340
Robert Half International, Inc.(u)	11,300	431,208

		1,130,767

Real Estate Investment Trusts (REITs) — 0.6%
AG Mortgage Investment Trust, Inc.(u)	7,400	106,856
American Assets Trust, Inc.(u)	4,400	186,736
American Campus Communities, Inc.(u)	2,500	132,175
American Tower Corp.	50,084	5,690,043
Annaly Capital Management, Inc.(u)	54,700	605,529
Apollo Residential Mortgage, Inc.	5,687	76,206
Ashford Hospitality Trust, Inc.(u)	9,900	53,163
AvalonBay Communities, Inc.(u)	1,700	306,663
Brixmor Property Group, Inc.(u)	3,400	89,964
Care Capital Properties, Inc.(u)	2,269	59,470
CBL & Associates Properties, Inc.(u)	19,400	180,614
Chatham Lodging Trust(u)	4,800	105,504
Chimera Investment Corp.(u)	15,260	239,582
Crown Castle International Corp.	59,322	6,017,030
CyrusOne, Inc.	155,526	8,656,577
DiamondRock Hospitality Co.(u)	6,700	60,501
Digital Realty Trust, Inc.	39,657	4,322,216
Empire State Realty Trust, Inc. (Class A Stock)(u)	2,700	51,273
Equinix, Inc.	350	135,706
Equity Commonwealth*(u)	6,000	174,780
Franklin Street Properties Corp.(u)	16,800	206,136
GEO Group, Inc. (The)(u)	9,900	338,382
Hatteras Financial Corp.	12,854	210,806
Hospitality Properties Trust(u)	16,600	478,080
InnVest Real Estate Investment Trust (Canada)	11,543	62,274
Invesco Mortgage Capital, Inc.(u)	31,200	427,128
Kimco Realty Corp.	14,610	458,462
Lexington Realty Trust(u)	28,000	283,080
Nippon Prologis REIT, Inc. (Japan)	1,322	3,229,613
Nippon Prologis REIT, Inc. (Japan), 144A(g)	191	466,608
NorthStar Realty Finance Corp.	6,044	69,083
Outfront Media, Inc.(u)	3,200	77,344
Paramount Group, Inc.(u)	2,700	43,038
Parkway Properties, Inc.	4,403	73,662
ProLogis, Inc.(u)	900	44,136

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust(u)	12,900	$276,705
Rouse Properties, Inc.	4,741	86,523
Ryman Hospitality Properties, Inc.(u)	2,300	116,495
SL Green Realty Corp.(u)	5,025	535,012
Starwood Property Trust, Inc.(u)	22,500	466,200
STORE Capital Corp.	3,280	96,596
Summit Hotel Properties, Inc.(u)	4,500	59,580
Taubman Centers, Inc.(u)	2,600	192,920
Two Harbors Investment Corp.(u)	14,400	123,264
WP Carey, Inc.(u)	2,800	194,376

		35,866,091

Real Estate Management & Development
Altisource Portfolio Solutions SA*(u)	1,800	50,112
CBRE Group, Inc. (Class A Stock)*(u)	14,100	373,368
Jones Lang LaSalle, Inc.(u)	3,800	370,310
Marcus & Millichap, Inc.*(u)	2,500	63,525
Realogy Holdings Corp.*(u)	10,200	296,004

		1,153,319

Road & Rail — 0.1%
AMERCO(u)	1,300	486,915
ArcBest Corp.(u)	5,000	81,250
Canadian National Railway Co. (Canada)	1,700	100,402
Canadian Pacific Railway Ltd. (Canada) (NYSE)	7,514	967,728
Jack Cooper Holdings Corp.(original cost $3; purchased 04/19/16)*^(f)(g)	250	2,718
Norfolk Southern Corp.	48,485	4,127,528
Swift Transportation Co.*(u)	8,800	135,608
Union Pacific Corp.(u)	17,649	1,539,875

		7,442,024

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Energy Industries, Inc.*(u)	4,200	159,432
Broadcom Ltd. (Singapore)(u)	10,362	1,610,255
Cirrus Logic, Inc.*(u)	9,100	352,989
Fairchild Semiconductor International, Inc.*(u)	12,024	238,676
First Solar, Inc.*(u)	5,800	281,184
FormFactor, Inc.*	8,635	77,629
Integrated Device Technology, Inc.*(u)	11,900	239,547
KLA-Tencor Corp.	3,806	278,789
Lam Research Corp.(u)	15,695	1,319,322
NXP Semiconductors NV (Netherlands)*(u)	15,520	1,215,837
ON Semiconductor Corp.*(u)	54,500	480,690
QUALCOMM, Inc.(u)	2,400	128,568
Skyworks Solutions, Inc.(u)	8,300	525,224
Teradyne, Inc.(u)	26,700	525,723
Tessera Technologies, Inc.(u)	12,500	383,000
Texas Instruments, Inc.(u)	19,230	1,204,760
Ultra Clean Holdings, Inc.*(u)	7,300	41,537

		9,063,162

Software — 0.2%
Adobe Systems, Inc.*(u)	14,108	1,351,405
ANSYS, Inc.*(u)	500	45,375
Aspen Technology, Inc.*(u)	3,600	144,864
AVG Technologies NV*(u)	10,400	197,496
CDK Global, Inc.(u)	11,100	615,939
Citrix Systems, Inc.*	1,140	91,303

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Electronic Arts, Inc.*(u)	6,800	$515,168
Fortinet, Inc.*(u)	13,300	420,147
Intuit, Inc.(u)	5,500	613,855
Manhattan Associates, Inc.*(u)	9,700	622,061
Microsoft Corp.(u)	9,252	473,425
Mobileye NV*	4,030	185,944
Nuance Communications, Inc.*(u)	25,300	395,439
Pegasystems, Inc.(u)	8,500	229,075
Progress Software Corp.*(u)	7,100	194,966
Qlik Technologies, Inc.*	4,939	146,096
Red Hat, Inc.*(u)	7,400	537,240
Symantec Corp.(u)	29,800	612,092
Synopsys, Inc.*(u)	10,200	551,616
TiVo, Inc.*	10,917	108,078
Workday, Inc. (Class A Stock)*	2,370	176,968
Xura, Inc.*	1,189	29,047

		8,257,599

Specialty Retail — 0.1%
American Eagle Outfitters, Inc.(u)	13,000	207,090
Asbury Automotive Group, Inc.*(u)	1,400	73,836
Barnes & Noble Education, Inc.*(u)	5,720	58,058
Barnes & Noble, Inc.(u)	6,700	76,045
Best Buy Co., Inc.(u)	16,250	497,250
Dick’s Sporting Goods, Inc.(u)	2,000	90,120
DSW, Inc. (Class A Stock)(u)	9,000	190,620
Express, Inc.*(u)	19,700	285,847
Francesca’s Holdings Corp.*(u)	5,800	64,090
GNC Holdings, Inc. (Class A Stock)(u)	15,700	381,353
Home Depot, Inc. (The)(u)	2,380	303,902
Lowe’s Cos., Inc.(u)	18,961	1,501,142
Murphy USA, Inc.*(u)	4,200	311,472
O’Reilly Automotive, Inc.*(u)	1,540	417,494
Staples, Inc.(u)	35,600	306,872
Ulta Salon Cosmetics & Fragrance, Inc.*(u) .	1,700	414,188
Urban Outfitters, Inc.*(u)	4,700	129,250

		5,308,629

Technology Hardware, Storage & Peripherals
EMC Corp.	12,441	338,022
Hewlett Packard Enterprise Co.	5,579	101,928
HP, Inc.(u)	24,470	307,099
NCR Corp.*(u)	13,200	366,564
Seagate Technology PLC(u)	22,100	538,356
Super Micro Computer, Inc.*(u)	3,300	82,005
Western Digital Corp.	3,960	187,150

		1,921,124

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	5,100	542,997
Michael Kors Holdings Ltd.*(u)	13,200	653,136
Oxford Industries, Inc.(u)	1,300	73,606
Tumi Holdings, Inc.*	5,233	139,930
Wolverine World Wide, Inc.(u)	4,500	91,440

		1,501,109

Thrifts & Mortgage Finance
Astoria Financial Corp.	9,942	152,411
First Defiance Financial Corp.(u)	1,400	54,390

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Walker & Dunlop, Inc.*(u)	2,100	$47,838

		254,639

Tobacco
Altria Group, Inc.(u)	9,300	641,328
Philip Morris International, Inc.(u)	4,280	435,362
Reynolds American, Inc.(u)	5,000	269,650

		1,346,340

Trading Companies & Distributors
DXP Enterprises, Inc.*(u)	5,200	77,636
HD Supply Holdings, Inc.*(u)	16,500	574,530
MRC Global, Inc.*(u)	30,700	436,247

		1,088,413

Transportation Infrastructure — 0.9%
Aeroports de Paris (France)	43,144	4,727,334
Atlantia SpA (Italy)	239,851	5,992,690
CCR SA (Brazil)	586,195	3,065,740
Flughafen Zuerich AG (Switzerland)	37,300	6,601,018
Groupe Eurotunnel SE (France)	119,472	1,261,952
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	537,891	5,529,678
Malaysia Airports Holdings Bhd (Malaysia)	859,936	1,308,069
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	318,186	3,916,205
Sydney Airport (Australia)	1,633,697	8,530,601
Transurban Group (Australia)	757,444	6,822,134
Transurban Group (Australia), 144A(g)	147,904	1,332,139

		49,087,560

Water Utilities — 0.2%
American Water Works Co., Inc.	85,531	7,228,225
Guangdong Investment Ltd. (China)	1,520,055	2,320,488

		9,548,713

Wireless Telecommunication Services
Telephone & Data Systems, Inc.(u)	4,500	133,470
T-Mobile US, Inc.*(u)	18,630	806,120

		939,590

TOTAL COMMON STOCKS (cost $414,553,406)		453,511,091

EXCHANGE TRADED FUNDS — 1.8%
iShares iBoxx $ Investment Grade Corporate Bond	85,000	10,432,050
iShares JPMorgan USD Emerging Markets Bond	100	11,515
iShares MSCI Emerging Markets Index	983,700	33,799,932
iShares MSCI Japan(a)	3,200,000	36,800,000
iShares U.S. Real Estate	44,000	3,621,200
SPDR Barclays High Yield Bond	185,500	6,622,350
SPDR Gold Shares*	100,000	12,652,000

TOTAL EXCHANGE TRADED FUNDS (cost $100,112,612)		103,939,047

PREFERRED STOCKS — 0.1%
Consumer Finance
Navient Corp., 3.125%(c)	900	22,266

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%*	33,606	3,058,146

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels
Songa Offshore (Norway)*(g)	651,778	$11,098

Paper & Forest Products
China Wood, Inc., CVT, 8.000% (original cost $81,795; purchased 11/05/10)*^(f)(g)	20,500	98

TOTAL PREFERRED STOCKS (cost $2,638,376)		3,091,608

	Units
RIGHTS*
Asset Management
Origo Acquisition Corp., expiring 12/16/16	24,500	3,601
Biotechnology
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)	11,080	10,077
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)	296,186	23,695
Prosensa Holdings, CVR (Netherlands) (original cost $15,402; purchased 01/16/15)^(f)	15,402	2,786

		36,558

Capital Markets
1347 Capital Corp., expiring 07/21/16	30,036	7,809
Arowana, Inc. (Australia), expiring 01/01/17	80,000	13,160
Barington/Hilco Acquisition Corp., expiring 02/13/17	58,260	8,797
DT Asia Investments Ltd. (Hong Kong)	15,871	5,872
Garnero Group Acquisition Co. (Brazil)	172,260	14,642
Hydra Industries Acquisition Corp.	120,000	21,288
Pacific Special Acquisition Corp. (China), expiring 03/15/17	41,500	8,715

		80,283

Health Care Equipment & Supplies
American Medical Alert Corp., CVR(g)	27,759	3

Health Care Providers & Services
Community Health Systems, Inc., CVR	744,052	3,348

TOTAL RIGHTS (cost $235,873)		123,793

	Shares
UNAFFILIATED FUNDS — 0.1%
Adams Diversified Equity Fund, Inc. (Retail Shares)	11,443	144,983
Advent Claymore Convertible Securities & Income Fund	2,598	36,242
Advent Claymore Convertible Securities & Income Fund II(u)	27,324	150,828
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	12,709	156,702
Alpine Global Dynamic Dividend Fund	12,704	107,476
Alpine Global Premier Properties Fund(u)	44,947	246,759
Alpine Total Dynamic Dividend Fund	24,290	176,345
Apollo Senior Floating Rate Fund, Inc.	2,620	41,396
Ares Dynamic Credit Allocation Fund, Inc.	15,648	215,160
Avenue Income Credit Strategies Fund	4,729	56,653
BlackRock MuniYield Michigan Quality Fund, Inc. (Retail Shares)(u)	1,152	17,844

UNAFFILIATED FUNDS (continued)	Shares	Value (Note 2)
BlackRock Resources & Commodities Strategy Trust(u)	57,394	$441,934
Blackstone/GSO Long-Short Credit Income Fund(u)	5,143	74,316
Brookfield Global Listed Infrastructure Income Fund, Inc.	5,955	78,368
Calamos Global Dynamic Income Fund	11,202	78,638
CBRE Clarion Global Real Estate Income Fund(u)	17,135	141,021
Central Securities Corp. (Retail Shares)(u)	13,232	259,876
Clough Global Allocation Fund	1,492	17,456
Clough Global Equity Fund	5,616	60,147
Clough Global Opportunities Fund	12,531	116,914
Delaware Enhanced Global Dividend & Income Fund	4,916	47,341
Dividend and Income Fund	316	3,448
Eaton Vance Senior Income Trust (Retail Shares)(u)	9,558	57,444
Eaton Vance Short Duration Diversified Income Fund	3,507	47,345
First Trust Aberdeen Global Opportunity Income Fund(u)	17,199	196,757
First Trust High Income Long/Short Fund	2,111	31,306
Franklin Limited Duration Income Trust	23,081	267,740
Gabelli Healthcare & WellnessRx Trust (The)	2,216	23,667
General American Investors Co., Inc.	5,773	177,924
Lazard Global Total Return and Income Fund, Inc.	2,162	28,279
Liberty All Star Equity Fund (Retail Shares)(u)	63,908	320,818
LMP Capital and Income Fund, Inc.	7,263	95,363
Macquarie Global Infrastructure Total Return Fund, Inc.(u)	5,361	114,725
Neuberger Berman High Yield Strategies Fund, Inc.(u)	3,793	41,533
Nuveen Credit Strategies Income Fund	6,391	51,639
Nuveen Maryland Premium Income Municipal Fund (Retail Shares)	9,632	136,871
Nuveen New Jersey Dividend Advantage Municipal Fund (Retail Shares)	5,814	89,419
Nuveen North Carolina Premium Income Municipal Fund (Retail Shares)	3,617	53,495
Nuveen Real Asset Income and Growth Fund	360	6,084
Nuveen Short Duration Credit Opportunities Fund(u)	1,394	21,914
Putnam High Income Securities Fund(u)	10,682	81,931
RMR Real Estate Income Fund (Retail Shares)(u)	11,750	249,805
Royce Micro-Cap Trust, Inc.	8,558	62,816
Royce Value Trust, Inc.	12,984	152,822
Sprott Focus Trust, Inc.	7,807	50,121
Swiss Helvetia Fund, Inc. (The)	3,191	33,027
Tortoise Power and Energy Infrastructure Fund, Inc	300	5,865
. Tri-Continental Corp.	4,239	87,069
Voya Emerging Markets High Income Dividend Equity Fund	710	5,219
Voya Infrastructure Industrials and Materials Fund	1,913	23,645

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

UNAFFILIATED FUNDS (continued)	Shares	Value (Note 2)
Wells Fargo Multi-Sector Income Fund	546	$6,907
Western Asset Global Partners Income Fund, Inc. (Retail Shares)(u)	9,976	85,494
Western Asset Worldwide Income Fund, Inc. (Retail Shares)(u)	6,116	67,215

TOTAL UNAFFILIATED FUNDS (cost $5,739,102)		5,344,106

	Units
WARRANTS*
Aerospace & Defense
Ability, Inc. (Israel), expiring 12/17/18	103,539	12,942
Tempus Applied Solutions Holdings, Inc., expiring 12/19/17(g)	65,070	3,416

		16,358

Asset Management
Origo Acquisition Corp., expiring 12/17/21(g)	24,500	1,715

Banks
Associated Banc-Corp., expiring 11/21/18	2,176	3,101
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	56,106

		59,207

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16^(g)	11,250	28
NeoStem, Inc., expiring 07/22/16(g)	30,000	—
Venaxis, Inc., expiring 05/24/18^(g)	338	270

		298

Capital Markets
1347 Capital Corp., expiring 08/06/21	30,036	9,011
Acasta Enterprises, Inc. (Canada), expiring 09/08/20(g)	70,915	13,722
Alignvest Acquisition Corp. (Canada), expiring 06/15/23	55,000	12,771
AR Capital Acquisition Corp., expiring 10/19/17	52,500	3,937
Arowana, Inc. (Australia), expiring 05/01/20	80,000	6,720
Barington/Hilco Acquisition Corp., expiring 02/11/18	58,260	3,787
Boulevard Acquisition Corp. II, expiring 09/25/20	169,102	54,113
Capitol Acquisition Corp. III, expiring 10/19/20	175,000	61,250
Double Eagle Acquisition Corp., expiring 10/16/20	202,500	50,625
DT Asia Investments Ltd. (Hong Kong), expiring 10/22/19	15,871	1,746
Dundee Acquisition Ltd. (Canada), expiring 04/14/20(g)	70,000	10,836
Easterly Acquisition Corp., expiring 08/04/20(u)	101,750	64,103
Education Management Corp., expiring 10/01/21(original cost $89,109; purchased 01/23/15)^(f)(g)	1,339,182	295
Garnero Group Acquisition Co. (Brazil), expiring 06/24/19	172,260	6,908
Gibraltar Growth Corp. (Canada), expiring 11/11/20(g)	126,000	14,629

WARRANTS* (continued)	Units	Value (Note 2)
Capital Markets (continued)
Gores Holdings, Inc., expiring 10/16/20(u)	260,000	$65,000
Harmony Merger Corp., expiring 01/01/21(u)	156,780	35,338
Hydra Industries Acquisition Corp., expiring 12/09/19	120,000	25,800
Pace Holdings Corp., expiring 10/29/20	45,000	9,394
Pacific Special Acquisition Corp. (China), expiring 10/27/20	41,500	4,150
Quinpario Acquisition Corp. 2, expiring 01/01/23	251,918	45,358

		499,493

Chemicals
AgroFresh Solutions, Inc., expiring 02/19/19	36,000	34,164
Delta Technology Holdings Ltd. (China), expiring 12/18/17	86,702	14,739

		48,903

Construction Materials
Tecnoglass, Inc., expiring 12/16/16	36,362	157,447

Distributors
KBS Fashion Group Ltd. (China), expiring 01/22/18(g)	80,792	1,652

Diversified Financial Services
Electrawinds SE (Luxembourg), expiring 10/11/17^	57,500	319
Electrum Special Acquisition Corp., expiring 06/11/21(u)	110,000	25,850
RMG Networks Holding Corp., expiring 04/08/18	79,900	843

		27,012

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	673

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	963

Hotels, Restaurants & Leisure
Del Taco Restaurants, Inc., expiring 01/06/18	34,104	66,162

Internet Software & Services
Net Element, Inc., expiring 10/02/17^(g)	28,804	1,440

Machinery
Blue Bird Corp., expiring 02/24/20	54,000	59,400

Media
Global Eagle Entertainment, Inc., expiring 01/31/18(g)	47,671	56,252

Pharmaceuticals
Pluristem Therapeutics, Inc., expiring 09/19/17^(g)	6,750	270

TOTAL WARRANTS (cost $1,182,163)		997,245

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 0.4%
Collateralized Debt Obligations
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
0.873%(c)	04/18/22		665	$656,954
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.915%(c)	07/22/21		999	974,027

				1,630,981

Collateralized Loan Obligations — 0.1%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.187%(c)	01/17/23	EUR	15	16,519
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.177%(c)	01/17/23	EUR	24	26,400
Community Funding (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27		330	333,989
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.798%(c)	01/15/22		1,653	1,636,791
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.898%(c)	07/15/23		828	824,321
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
1.328%(c)	10/18/21		287	286,370
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.175%(c)	01/25/23	EUR	80	89,086
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.904%(c)	05/21/21		275	268,160
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.878%(c)	02/18/24	EUR	29	31,846
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class AR, 144A
1.903%(c)	05/05/23		722	721,530
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.067%(c)	06/04/24	EUR	118	129,682
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.866%(c)	05/15/19		210	209,611
Wood Street CLO 1 BV (Netherlands),
Series I, Class A
0.107%(c)	11/22/21	EUR	28	30,917
Wood Street CLO II BV (Netherlands),
Series II-A, Class A1, 144A
0.117%(c)	03/29/21	EUR	7	7,597

				4,612,819

Non-Residential Mortgage-Backed Securities — 0.1%
Ford Credit Auto Owner Trust,
Series 2016-A, Class A1
0.680%	02/15/17		563	562,663

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Magnus-Relda Holding Vier GmbH (Germany),
Series 1A, Class JNR, 144A^
7.000%	10/28/24	EUR	776	$859,938
Motor PLC (United Kingdom),
Series 2014-1A, Class A1, 144A
0.933%(c)	08/25/21		138	137,567
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.312%(c)	11/25/24		380	383,217
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A2B
0.742%(c)	04/15/19		1,800	1,801,706
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		900	901,954
SLM Student Loan Trust,
Series 2008-5, Class A4
2.338%(c)	07/25/23		355	354,956
Series 2003-11, Class A6, 144A
1.403%(c)	12/15/25		390	373,200

				5,375,201

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D
0.753%(c)	03/25/36		512	335,639
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
0.653%(c)	04/25/37		432	434,502
Citigroup Mortgage Loan Trust,
Series 2007-AMC2, Class A3A
0.533%(c)	01/25/37		1,053	667,230
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT4, Class M5
1.073%(c)	07/25/35		1,800	1,505,772
Series 2006-WFH2, Class A3
0.673%(c)	08/25/36		1,000	890,547
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
5.005%(c)	10/25/46		275	220,212
Series 2006-4, Class 2A2
0.633%(c)	07/25/36		18	17,478
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
0.913%(c)	05/25/36		1,000	815,252
GSAA Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46		2,077	1,431,082
GSAMP Trust,
Series 2007-NC1, Class A2C
0.603%(c)	12/25/46		1,010	564,051
Mastr Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
0.563%(c)	08/25/36		1,655	800,511
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.843%(c)	08/25/36		800	694,857

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.703%(c)	11/25/36			1,500	$993,901
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class A3
1.403%(c)	10/25/33			969	910,789
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.547%(c)	05/25/31			1,018	822,158
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55			592	591,163
VOLT XLII LLC,
Series 2016-NPL2, Class A1, 144A
4.250%	03/26/46			853	853,174
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3
0.703%(c)	04/25/37			1,825	799,717

					13,348,035

TOTAL ASSET-BACKED SECURITIES (cost $25,682,235)					24,967,036

BANK LOAN
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp.,
Exit Term Loan^ (cost $29,146)
8.000%	05/06/19	(g)		30	15,600

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A^
8.922%(c)	12/15/19			1,000	943,411
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.591%(c)	06/24/50			156	156,484
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
6.170%(c)	08/15/29			1,480	1,410,767
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1
2.593%(c)	02/15/41		GBP	510	643,809
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40			64	64,024
Series 2010-UD1, Class A, 144A^
5.924%(c)	12/16/49			798	807,677
Credit Suisse Mortgage Trust,
Series 2015-TOWN, Class MZ
9.415%	03/15/17			1,000	984,598
DBRR Trust,
Series 2011-C32, Class A3A, 144A
5.889%(c)	06/17/49	(g)		100	101,673
DECO Series (United Kingdom),
Series 2015-HRPA, Class A, 144A
1.200%(c)	04/27/27		EUR	1,473	1,615,445
Fannie Mae-Aces,
Series 2010-M7, Class FA

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
1.027%(c)	11/25/20			896	$898,819
FHLMC Multifamily Structured Pass Through Certificates,
Series KF12, Class A
0.943%(c)	09/25/22			3,527	3,532,571
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.300%(c)	11/10/45			1,321	118,758
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.829%(c)	10/25/18		GBP	69	91,022
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43			1,200	1,291,882
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.297%(c)	12/16/49			55	56,149
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28			600	642,101
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.789%(c)	01/15/45			1,260	1,224,208
Series 2007-C32, Class A2
5.698%(c)	06/15/49			91	91,068

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,874,756)					14,674,466

CONVERTIBLE BONDS
Energy-Alternate Sources
Amyris, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	04/15/19			823	388,867

Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16			450	1,125

Home Furnishings
TiVo, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/21			325	317,281

Leisure Products
SouthPeak Interactive Corp., (original cost $500,000; purchased 09/01/10)^(d)(f)
24.000%	12/31/50	(g)		500	13,898

Oil & Gas
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A(d)
2.000%	04/01/19			325	1,625

Oil & Gas Services
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21			250	271,719

TOTAL CONVERTIBLE BONDS (cost $2,746,666)					994,515

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS — 4.3%
Agriculture
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39			260	$481,827
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45			230	293,878
6.150%	09/15/43			50	65,310

					841,015

Airlines
Manchester Airport Group Funding PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.125%	04/02/24		GBP	130	195,112
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29			1,500	1,522,500

					1,717,612

Apparel
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes(d)
10.000%	08/01/20			675	40,500

Auto Components
Exide Technologies Escrow Shares,
Notes^
2.526%	12/31/99	(g)		2,750	—

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.486%(c)	03/12/19			200	199,162
1.567%(c)	11/04/19			500	491,181
1.724%	12/06/17			200	200,425
2.375%	01/16/18			400	404,920
Sr. Unsec’d. Notes, MTN
2.211%(c)	01/08/19			1,900	1,929,146
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.000%	07/01/19			1,000	1,006,175
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26			1,000	1,039,037
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.152%(c)	11/27/17		EUR	1,500	1,648,568

					6,918,614

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22			130	139,100
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23			60	61,950
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19			200	208,000
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
4.500%	04/29/22		280	$283,850

				692,900

Banks — 2.1%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.434%(c)	10/28/16		2,500	2,504,443
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		3,330	2,491,007
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.750%	11/25/16	EUR	600	674,023
3.875%	10/24/18	EUR	1,400	1,662,279
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, EMTN
4.875%	09/15/54	EUR	100	111,943
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	415,800
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%(c)	05/29/49		1,000	995,782
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/18	EUR	900	999,337
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	EUR	800	221,951
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		1,325	1,382,770
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21		420	433,314
Banco Popular Espanol SA (Spain),
Covered Bonds, EMTN
3.500%	09/11/17	EUR	500	578,043
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17		200	202,840
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	09/11/49	EUR	100	93,619
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,200	1,047,703
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		1,870	1,757,800
6.100%(c)	12/29/49		250	253,750
6.250%(c)	09/29/49		640	649,984
6.500%(c)	10/29/49		230	244,950
Sr. Unsec’d. Notes
2.250%	04/21/20		2,019	2,030,288
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		900	960,564
5.000%	01/21/44		300	347,002
6.875%	04/25/18		2,000	2,183,494
Bank of America NA,

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
1.750%	06/05/18		1,600	$1,610,670
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.498%(c)	08/17/20		300	301,242
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21		1,800	1,814,362
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.450%	09/08/17		3,500	3,496,797
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		1,200	1,291,500
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49	EUR	1,000	982,133
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	310,650
BNP Paribas SA (France),
Gtd. Notes, 144A
4.375%	09/28/25		220	223,088
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	195,800
7.625%(c)	12/29/49		240	240,000
BPCE SA (France),
Gtd. Notes, MTN
1.286%(c)	06/17/17		1,600	1,601,995
Sub. Notes, 144A
4.500%	03/15/25		200	199,901
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		500	502,500
5.000%	08/01/23		510	513,825
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		450	470,813
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		1,860	1,749,888
5.950%(c)	12/29/49		2,140	2,091,850
6.300%(c)	12/29/49		200	198,980
8.400%(c)	04/29/49		800	874,000
Sr. Unsec’d. Notes
1.518%(c)	07/30/18		800	802,294
4.650%	07/30/45		280	307,700
8.125%	07/15/39		84	131,009
Sr. Unsec’d. Notes, MTN
1.157%(c)	05/01/17		2,000	2,000,258
Sub. Notes
4.450%	09/29/27		500	515,056
4.600%	03/09/26		350	371,063
5.300%	05/06/44		270	291,532
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	2,000	2,382,945
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
5.250%	08/04/45		250	277,913

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Gtd. Notes
5.750%	12/01/43		300	$349,497
Jr. Sub. Notes, EMTN
8.400%(c)	11/29/49		1,200	1,254,000
Jr. Sub. Notes, RegS
8.375%(c)	07/29/49		900	901,980
Sr. Unsec’d. Notes
0.964%(c)	04/28/17		1,900	1,900,264
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		200	198,633
Sub. Notes, 144A
4.375%	03/17/25		740	747,760
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19		300	304,016
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.875%	05/15/45		540	537,740
Gtd. Notes, 144A
2.920%(c)	04/16/21		1,100	1,109,019
Credit Suisse Group Guernsey I Ltd. (Switzerland),
Gtd. Notes, RegS
7.875%(c)	02/24/41		600	600,750
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		2,800	2,823,500
Gov’t. Liquid Gtd. Notes, RegS
1.250%	10/18/16		600	600,615
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes, EMTN
2.875%	11/16/16	CHF	200	205,631
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49		490	366,971
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		315	235,516
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.853%(c)	09/15/20		600	598,825
3.500%	01/23/25		500	513,754
4.750%	10/21/45		100	110,228
Sub. Notes
4.250%	10/21/25		90	93,032
5.150%	05/22/45		240	250,383
6.750%	10/01/37		850	1,048,504
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49		260	247,650
Sr. Unsec’d. Notes
4.300%	03/08/26		250	264,394
Sub. Notes
4.250%	08/18/25		220	222,007
5.250%	03/14/44		650	686,738
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22		500	506,229
JPMorgan Chase & Co.,

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes
5.150%(c)	12/29/49		1,300	$1,264,380
6.125%(c)	12/29/49		300	310,875
Sr. Unsec’d. Notes
2.550%	10/29/20		1,200	1,226,028
2.750%	06/23/20		1,300	1,339,562
Sr. Unsec’d. Notes, MTN
1.188%(c)	04/25/18		1,900	1,897,074
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		800	846,000
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
5.125%	03/07/25	GBP	300	507,062
Gtd. Notes
1.750%	05/14/18		350	349,015
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		800	1,085,008
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	04/01/17	DKK	5,600	849,532
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	01/01/17	DKK	4,950	743,243
1.000%	04/01/17	DKK	3,800	572,199
2.000%	01/01/17	DKK	2,050	309,261
2.000%	04/01/17	DKK	8,300	1,259,076
Sec’d. Notes
1.000%	04/01/17	DKK	115,100	17,331,593
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,280	1,248,132
6.000%	12/19/23		510	518,227
6.100%	06/10/23		600	613,643
6.125%	12/15/22		160	167,794
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22		1,000	1,039,836
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17		200	205,628
6.299%	05/15/17		160	164,432
7.750%	05/29/18		1,330	1,433,644
Sub. Notes, RegS
6.000%(c)	06/03/21		2,170	2,164,853
8.500%	10/16/23		1,340	1,410,618
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	12/29/49	GBP	800	987,775
Sub. Notes, 144A
4.750%	09/15/25		200	197,404
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	03/13/17		2,200	2,197,897
Shinhan Bank (South Korea),
Sub. Notes, 144A
3.875%	03/24/26		200	206,784
Societe Generale SA (France),
Jr. Sub. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
6.000%(c)	10/27/49		310	$271,250
Stadshypotek AB (Sweden),
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	684,373
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		800	813,985
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.750%	04/29/21		1,690	1,719,575
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		700	792,750
Sub. Notes, EMTN
7.250%(c)	02/22/22		900	921,379
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.409%(c)	04/14/21		200	202,116
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49		4,430	4,374,793
Wachovia Corp.,
Sub. Notes
0.998%(c)	10/15/16		1,500	1,500,553
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		100	102,875
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		420	447,611
Sub. Notes, MTN
4.650%	11/04/44		90	94,919
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		1,000	1,013,614

				120,056,454

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		410	439,211
4.700%	02/01/36		370	415,779
4.900%	02/01/46		930	1,089,813
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		200	238,476

				2,183,279

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45		160	176,214
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26		190	206,754

				382,968

Building Materials
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
9.375%	10/12/22		280	$308,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25		250	243,125
7.750%	04/16/26		900	944,190
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24		280	206,500

				1,701,815

Chemicals
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		470	432,400
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		700	683,760

				1,116,160

Coal
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21		380	106,400

Commercial Services
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18		170	172,125
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		220	221,650
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		140	150,171

				543,946

Computers — 0.1%
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	(g)	140	58,800
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		510	522,449
4.420%	06/15/21		510	524,928
5.450%	06/15/23		800	830,058
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17		200	202,592

				2,138,827

Construction & Engineering
MMC Energy, Inc.,
First Lien^(d)
8.875%	10/15/20	(g)	950	—

Cosmetics/Personal Care
Elizabeth Arden, Inc.,
Sr. Unsec’d. Notes
7.375%	03/15/21		150	152,625

Diversified Financial Services — 0.1%
Ally Financial, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Gtd. Notes
2.750%	01/30/17		1,700	$1,707,946
5.500%	02/15/17		1,700	1,725,500
8.000%	11/01/31		50	57,875
Sr. Unsec’d. Notes
3.600%	05/21/18		400	401,000
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18		500	545,047
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,461,887
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.980%(c)	12/21/65		630	494,550
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18		450	486,563
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		300	292,500
7.250%	12/15/21		200	191,500
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		50	48,250

				7,412,618

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		210	209,475
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	606,825
6.125%	06/16/45		640	677,600
Dayton Power & Light Co. (The),
First Mortgage
1.875%	09/15/16		1,707	1,709,221
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300	354,519
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
7.125%	02/11/25		310	307,257
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		600	744,731
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25		670	625,244
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		770	880,110
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		760	826,895
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		600	623,608

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.150%	06/02/26		850	$877,761
3.700%	06/10/25		1,140	1,229,386

				9,672,632

Engineering & Construction
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	411,531
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.250%	06/27/29		465	185,070

				596,601

Foods
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	420	615,123
Gtd. Notes, 144A
5.200%	07/15/45		200	236,832
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19		730	732,190

				1,584,145

Forest Products & Paper
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23		350	358,890
Suzano Trading Ltd. (Brazil),
Gtd. Notes, RegS
5.875%	01/23/21		690	718,463

				1,077,353

Gas
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29		300	306,000
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28		700	699,125

				1,005,125

Healthcare-Products
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
10.750%	04/15/20		680	550,800
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21		30	25,950
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.625%	10/15/23		10	9,313
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		70	82,312
Universal Hospital Services, Inc.,
Sec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare-Products (continued)
7.625%	08/15/20	140	$128,625

			797,000

Healthcare-Services
Aetna, Inc.,
Sr. Unsec’d. Notes
1.307%(c)	12/08/17	100	100,145
2.400%	06/15/21	100	102,028
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/21	50	52,125
6.125%	02/15/24	30	31,894
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	40	39,650
5.125%	07/15/24	10	10,111
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	30	31,125
Sr. Sec’d. Notes
3.750%	03/15/19	1,100	1,138,500
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	60	64,485
4.763%	08/01/16	40	42,225

			1,612,288

Holding Companies-Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	200	206,500
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	70	72,100

			278,600

Home Builders
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	110	114,125

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	190	205,970

Insurance
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	50	53,295
4.350%	11/03/45	160	184,067
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	500	561,202

			798,564

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44	80	97,377

Internet & Catalog Retail

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Internet & Catalog Retail (continued)
LinkedIn Corp.,
Sr. Unsec’d. Notes
0.500%	11/01/19		150	$148,031

Iron/Steel — 0.1%
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		915	934,444
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23		640	548,800
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21		155	155,194
6.875%	11/21/36		894	813,540

				2,451,978

Leisure Time
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	11/15/20		70	69,868

Lodging
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes(d)(u)
10.750%	02/01/16		1,007	601,683
Whitbread Group PLC (United Kingdom),
Gtd. Notes
3.375%	10/16/25	GBP	450	625,034

				1,226,717

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	196,374
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25		80	81,200
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25		1,000	1,093,302
6.834%	10/23/55		610	725,299
Comcast Corp.,
Gtd. Notes
6.500%	11/15/35		90	125,113
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		210	231,655
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		220	204,600
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25		440	457,600
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		200	197,750
Time Warner Cable, Inc.,
Gtd. Notes
7.300%	07/01/38		210	262,971

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21			500	$518,125
5.500%	01/15/21		GBP	500	702,238

					4,796,227

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75			280	297,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22			389	384,731
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22	(a)		1,186	1,172,985
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22			100	110,375
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18			360	352,800
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20			330	310,200

					2,628,591

Miscellaneous Manufacturing
CBC Ammo LLC/CBC FinCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21			30	25,350
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38			130	175,821

					201,171

Oil & Gas — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			30	29,323
4.500%	07/15/44			200	183,686
5.550%	03/15/26			320	353,370
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44			570	551,783
4.750%	04/15/43			330	339,262
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		GBP	100	139,049
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes(d)
13.750%	12/01/15			600	6,000
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24			1,030	504,700
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23			340	217,600
6.125%	02/15/21			50	33,750
6.625%	08/15/20			50	35,125

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, RegS
4.500%	10/03/23		650	$703,559
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		30	24,150
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		100	93,287
5.600%	07/15/41		10	9,662
5.850%	12/15/25		710	783,190
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		730	660,431
5.375%	06/26/26		270	262,575
5.875%	09/18/23		1,340	1,380,200
5.875%	05/28/45		970	842,930
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		40	27,800
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		190	114,000
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46		230	259,398
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18		1,100	1,204,500
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
4.400%	04/30/23		1,400	1,365,280
5.750%	04/30/43		1,120	1,036,000
7.000%	05/05/20		346	376,635
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	80,936
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22		789	890,071
Magnum Hunter Resources,
Gtd. Notes^(d)
9.750%	05/15/20	(g)	430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	96,200
6.500%	03/15/21		10	7,750
7.000%	03/31/24		220	169,400
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		125	124,688
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		70	63,875
6.875%	03/15/22		90	83,138
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		180	200,725
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Sr. Sec’d. Notes, 144A
6.350%	06/30/22		150	$42,000
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		332	59,001
Pacific Exploration & Production Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23	(g)	2,280	421,800
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		110	114,675
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42		2,112	2,135,215
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.536%(c)	03/17/20		800	707,760
4.375%	05/20/23		1,120	909,664
4.875%	03/17/20		400	375,000
5.375%	01/27/21		470	430,497
5.625%	05/20/43		1,170	830,700
6.250%	03/17/24		200	177,500
6.750%	01/27/41		2,171	1,742,227
6.850%	06/05/2115		1,090	828,400
7.250%	03/17/44		1,170	959,400
7.875%	03/15/19		1,000	1,032,500
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
6.000%	05/16/24		2,980	1,053,877
9.000%	11/17/21		4,340	1,859,690
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,906	1,948,675
4.875%	01/18/24		2,350	2,382,430
5.625%	01/23/46		1,180	1,075,570
6.375%	01/23/45		850	854,250
6.500%	06/02/41		1,759	1,780,988
Gtd. Notes, 144A
6.875%	08/04/26		1,108	1,238,744
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19		600	663,273
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20		100	95,440
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21		250	248,455
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		90	82,800
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		270	257,175
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22		200	198,500
7.250%	05/01/23		60	60,900
Rosneft Finance SA (Russia),

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Gtd. Notes, RegS
7.875%	03/13/18	355	$382,583
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	120	123,600
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19	1,409	28,180
7.500%	09/15/20	825	16,500
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	130	100,425
7.750%	06/15/21	120	101,700
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
8.625%	11/01/18	160	117,600
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23	500	539,742
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	2,510	2,712,183
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	220	215,600
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	06/05/20	650	580,125
5.000%	03/15/19	70	64,400
5.750%	03/15/21	190	171,475
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	200	200,500
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	720	768,600

			43,944,347

Oil & Gas Services
Globe Luxembourg SCA (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	05/01/18	210	174,694
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	110	114,889
4.850%	11/15/35	230	249,056
5.000%	11/15/45	300	329,965
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	360	387,444

			1,256,048

Packaging & Containers
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	359	362,666
Paper & Forest Products
Klabin Finance SA (Brazil),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
5.250%	07/16/24	200	$196,500

Pharmaceuticals — 0.1%
Actavis Funding SCS,
Gtd. Notes
1.300%	06/15/17	1,300	1,297,786
3.800%	03/15/25	200	208,366
4.550%	03/15/35	10	10,277
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	510	438,600
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	350	299,031
5.500%	03/01/23	270	216,844
5.875%	05/15/23	450	363,375
6.125%	04/15/25	410	329,025
7.500%	07/15/21	110	97,006

			3,260,310

Pipelines — 0.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	113,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	150	138,750
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.750%	01/15/26	575	591,333
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	200	194,000
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	100	97,687
4.250%	09/01/24	100	101,253
Kinder Morgan, Inc.,
Gtd. Notes
1.500%	03/16/22	EUR 1,100	1,171,901
5.300%	12/01/34	70	68,418
MPLX LP,
Gtd. Notes, 144A
4.875%	12/01/24	340	331,215
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	209,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.750%	03/15/24	150	153,750
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26	700	799,397
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
7.850%	02/01/26	260	323,571
Williams Partners LP,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
3.600%	03/15/22	1,100	$1,042,087

			5,336,612

Real Estate
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22	1,200	1,248,109
Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.375%	06/01/21	280	282,100
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
6.950%	01/30/44	290	300,150
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, MTN
1.403%(c)	04/16/19	500	496,864

			1,079,114

Retail
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	330	342,273
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	150	186,086
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23	230	244,375
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	140	163,699

			936,433

Semiconductors
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	80	68,000
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	330	281,325

			349,325

Software
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	140	141,750
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	40	40,100

			181,850

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.049%(c)	03/30/17	1,400	1,400,755
4.500%	05/15/35	430	439,887
4.750%	05/15/46	500	512,437
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24	860	950,460
CenturyLink, Inc.,

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Unsec’d. Notes
5.625%	04/01/25			130	$115,700
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20			100	71,250
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21			160	166,718
Oi Brasil Holdings Cooperatief UA (Brazil),
Gtd. Notes, RegS(d)
5.750%	02/10/22			236	35,990
Sr. Unsec’d. Notes, 144A(d)
5.750%	02/10/22	(a)		583	88,907
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21			256	281,603
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			80	85,200
Sr. Unsec’d. Notes
11.500%	11/15/21			140	138,320
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25			190	150,338
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23			150	166,057
7.045%	06/20/36			300	383,277
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46			30	32,793
5.012%	08/21/54			643	680,006
5.050%	03/15/34			190	210,880
6.550%	09/15/43			528	711,420
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, RegS
7.504%	03/01/22			370	403,300
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.625%	02/27/17			900	925,227

					7,950,525

Transportation — 0.1%
Eversholt Funding PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
6.359%	12/02/25		GBP	163	282,788
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17		EUR	1,000	1,054,267
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25			890	888,692
Pelabuhan Indonesia III PT (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	10/01/24			500	526,700
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
12.690%	06/11/21		NOK	1,500	98,581
XPO Logistics, Inc.,

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
Gtd. Notes, 144A
6.500%	06/15/22			380	$362,425

					3,213,453

Trucking & Leasing
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	(g)		1,200	1,362,000

TOTAL CORPORATE BONDS (cost $254,170,201)					246,045,388

FOREIGN GOVERNMENT BONDS — 4.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.330%	12/31/38			5,130	3,462,750
8.280%	12/31/33			3,281	3,658,058
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21			1,180	1,258,470
7.125%	07/06/36	^		740	740,000
7.500%	04/22/26			1,580	1,707,980
7.625%	04/22/46	(a)		860	928,800
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, RegS
6.000%	09/30/20			570	573,545
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%(c)	02/11/20		EUR	100	115,554
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20		EUR	1,100	1,395,301
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25			430	388,075
Brazil Letras do Tesouro Nacional (Brazil),
Bills
13.748%(s)	10/01/16		BRL	31,000	9,324,078
15.464%(s)	01/01/17		BRL	17,700	5,158,721
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21		BRL	4,262	1,234,518
10.000%	01/01/23		BRL	1,765	499,343
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/39		EUR	7,500	15,760,828
4.750%	07/04/40		EUR	100	226,221
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	1,000	1,208,690
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25		CNY	2,500	367,501
3.380%	11/21/24		CNY	2,000	297,230
3.390%	05/21/25		CNY	2,000	296,212
3.480%	06/29/27		CNY	5,500	806,185
4.290%	05/22/29		CNY	1,000	159,026
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27			850	886,125

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		968	$1,039,148
5.625%	02/26/44		1,450	1,605,875
6.125%	01/18/41		1,103	1,273,965
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		1,120	1,114,400
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		710	752,316
6.625%	07/14/20		300	327,300
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	370,766
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,730	1,760,275
6.850%	01/27/45		1,010	1,045,350
6.875%	01/29/26		300	331,050
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		360	315,000
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		1,360	1,230,800
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	494,694
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD	1,100	681,101
0.500%	08/10/23	AUD	700	435,748
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	625,682
5.875%	04/24/19		1,140	1,208,459
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes, RegS
3.625%	07/31/24		500	533,388
Export-Import Bank of China (The) via Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.850%	09/16/20		760	780,772
France Government Bond OAT (France),
Bonds
1.800%	07/25/40	EUR	720	1,445,003
1.850%	07/25/27	EUR	400	614,471
2.250%	07/25/20	EUR	400	616,194
Gabonese Republic (Gabon),
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25		660	575,956
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.500%	05/03/26		350	356,125
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	44,000	399,990
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		750	813,750

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			3,896	$4,435,206
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24			2,486	2,874,979
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23			1,120	1,126,080
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.875%	03/16/26			910	937,229
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.700%	09/15/18		EUR	300	351,863
2.550%	09/15/41		EUR	90	139,833
4.000%	02/01/37		EUR	4,600	6,769,570
Bonds, 144A
3.250%	09/01/46		EUR	1,360	1,813,438
5.000%	03/01/25		EUR	3,800	5,553,246
Bonds, TIPS
3.100%	09/15/26		EUR	100	145,423
3.750%	09/01/24		EUR	6,100	8,183,464
5.000%	09/01/40		EUR	4,940	8,313,169
Bonds, TIPS, 144A
4.750%	09/01/44		EUR	700	1,169,562
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24		EUR	640	819,138
4.750%	09/01/28		EUR	1,100	1,650,491
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24			700	656,390
6.375%	03/03/28			570	551,503
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28			440	462,000
7.625%	07/09/25			420	468,300
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
6.125%	01/29/26			200	211,000
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
3.875%	10/14/24			2,500	2,510,625
Kenya Government International (Kenya),
Sr. Unsec’d. Notes, 144A
5.875%	06/24/19			550	545,435
Magyar Export-Import Bank ZRT (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20			980	996,293
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24		MXN	2,130	149,388
Sr. Unsec’d. Notes
7.750%	11/13/42		MXN	128,766	8,192,376
8.500%	11/18/38		MXN	20,256	1,378,207
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.520%(c)	01/04/18	(g)	MXN	16,400	913,404
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40		MXN	2,088	674,636

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
4.500%	12/04/25	MXN	1,160	$390,983
Sr. Unsec’d. Notes, TIPS
4.000%	11/08/46	MXN	1,450	474,224
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, 144A
5.250%	10/29/25		410	417,708
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	552,210
3.750%	11/20/20	AUD	100	99,038
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,100	846,483
2.500%	09/20/35	NZD	200	161,573
3.000%	09/20/30	NZD	300	256,750
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23		480	462,048
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		580	574,000
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24		390	410,177
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		320	424,800
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		620	654,100
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		1,800	2,073,145
5.000%	01/13/37		1,550	1,998,431
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	250,777
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	CAD	100	112,896
Sr. Unsec’d. Notes
2.450%	06/29/22		300	313,934
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,261,047
3.450%	06/02/45	CAD	700	616,511
3.500%	06/02/24	CAD	2,400	2,106,434
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	216,241
Debs.
6.000%	10/01/29	CAD	300	326,270
Notes
4.250%	12/01/21	CAD	600	534,708
Unsec’d. Notes
3.000%	09/01/23	CAD	700	591,799
3.500%	12/01/22	CAD	900	781,421
5.000%	12/01/38	CAD	300	316,556
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		1,120	1,232,000

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21			430	$431,075
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23			3,190	2,907,685
5.000%	01/27/45			2,910	2,611,725
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, 144A
9.500%	11/19/25			240	242,448
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20			2,475	2,450,250
Republic of Georgia (Georgia),
Unsec’d. Notes, RegS
6.875%	04/12/21			480	528,058
Republic of Ghana (Ghana),
Gov’t. Gtd. Notes, 144A
10.750%	10/14/30			600	632,100
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26			240	206,112
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23			350	304,031
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			1,010	1,044,739
5.250%	01/17/42			4,914	5,211,990
Republic of Italy (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	1,500	2,520,684
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50			1,632	2,023,680
6.550%	03/14/37			1,510	2,034,725
7.125%	03/30/19			2	2,300
Republic of Poland (Poland),
Bonds
2.000%	04/25/21		PLN	290	73,156
2.500%	07/25/26		PLN	890	217,696
3.250%	07/25/25		PLN	4,220	1,105,967
4.000%	10/25/23		PLN	5,920	1,639,701
Sr. Unsec’d. Notes
5.000%	03/23/22	(a)		3,943	4,434,692
Republic of Senegal (Senegal),
Bonds, RegS
6.250%	07/30/24			310	295,306
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23			2,760	2,673,750
4.250%	04/14/26			810	822,272
6.750%	05/30/40			2,759	3,363,486
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24			320	352,832
Sr. Unsec’d. Notes, 2, RegS
4.875%	01/22/24			1,020	1,124,652
Russian Federal Bond (Russia),
Bonds
7.050%	01/19/28		RUB	120,090	1,722,528
8.150%	02/03/27		RUB	305,070	4,775,496

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23		1,000	$1,090,740
5.625%	04/04/42		1,800	2,035,584
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30		3,023	3,687,755
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		1,770	1,836,375
Spain Government (Spain),
Bonds, 144A
5.150%	10/31/44	EUR	2,400	4,266,945
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	400	482,184
2.750%	10/31/24	EUR	6,200	7,835,215
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		470	478,731
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22		730	707,623
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24	GBP	400	613,773
4.000%	03/07/22	GBP	800	1,279,401
4.250%	06/07/32	GBP	300	558,605
4.250%	03/07/36	GBP	2,300	4,434,150
4.250%	12/07/40	GBP	1,300	2,615,143
4.750%	12/07/30	GBP	400	771,325
4.750%	12/07/38	GBP	200	419,716
Bonds, TIPS
0.125%	03/22/24	GBP	1,610	2,643,492
0.125%	03/22/44	GBP	170	359,122
Sr. Unsec’d. Notes, TIPS
0.125%	03/22/46	GBP	140	285,816
Unsec’d. Notes
3.250%	01/22/44	GBP	6,600	11,721,188
4.500%	09/07/34	GBP	500	976,104
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		230	240,350
4.125%	01/21/26		550	596,200
4.600%	01/23/46		4,460	4,705,300
6.050%	01/11/40		600	754,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,308	1,409,370
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		412	435,146
5.100%	06/18/50		810	805,950
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		3,479	1,678,618
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
7.750%(c)	10/13/19		5,108	2,285,830
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		620	637,987
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20		190	210,597

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	550	$475,805

TOTAL FOREIGN GOVERNMENT BONDS (cost $259,236,835)			260,737,077

MUNICIPAL BONDS — 0.1%
Alabama
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53	140	174,930

California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30	600	828,162
Inland Valley Development Agency,
Tax Allocation
5.500%	03/01/33	130	147,537

			975,699

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	800	789,552
6.314%	01/01/44	160	149,282
7.375%	01/01/33	600	631,458
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	170	163,192

			1,733,484

Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27	290	350,946

New Jersey
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	189,691

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.823%	06/01/45	220	240,995

TOTAL MUNICIPAL BONDS (cost $3,303,006)			3,665,745

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2005-J12, Class 2A1
0.723%(c)	08/25/35	1,019	572,994
Series 2006-OA12, Class A1B
0.638%(c)	09/20/46	788	513,943
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.643%(c)	05/25/46	136	98,352
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47	834	454,959

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		220	$227,537
Series 2006-I, Class 4A1
3.144%(c)	10/20/46		111	81,285
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.051%(c)	03/25/35		1,562	1,438,116
Series 2005-H, Class 2A5
2.872%(c)	09/25/35		140	127,433
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
1.197%(c)	02/20/36	EUR	111	119,212
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		193	199,156
Series 2011-RR5, Class 12A1, 144A
5.233%(c)	03/26/37		134	128,784
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
2.897%(c)	03/25/35		26	25,644
Series 2005-10, Class A2
2.930%(c)	10/25/35		31	30,917
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.058%(c)	12/31/55	EUR	286	315,087
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.066%(c)	03/31/48	EUR	547	601,406
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		12	11,793
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.028%(c)	09/25/37		158	143,346
Claris ABS (Italy),
Series 2011-1, Class A
0.208%(c)	10/31/60	EUR	874	961,798
Countrywide Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.617%(c)	06/25/35		586	103,333
Series 2006-OA19, Class A1
0.628%(c)	02/20/47		753	470,566
Series 2007-OA4, Class A1
0.623%(c)	05/25/47		324	265,568
Series 2007-OA6, Class A1B
0.653%(c)	06/25/37		223	188,067
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.698%(c)	01/19/34		35	33,209
Series 2004-12, Class 12A1
2.874%(c)	08/25/34		77	65,643
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.289%(c)	02/20/44	GBP	464	620,751
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.772%(c)	06/15/40	GBP	316	366,314

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.044%(c)	12/10/44	EUR	244	$257,449
Series 2006-4X, Class A3C
0.735%(c)	12/10/44	GBP	585	732,887
Series 2007-3X, Class A3A
1.524%(c)	06/13/45	GBP	229	260,464
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2(x)
3.446%(c)	07/25/24		840	791,617
Series 2015-C03, Class 2M2(x)
5.453%(c)	07/25/25		370	373,768
Fannie Mae REMICS,
Series 2010-123, Class FK
0.903%(c)	11/25/40		450	447,979
Series 2011-3, Class FA
1.133%(c)	02/25/41		137	138,531
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.941%(c)	11/29/37		346	345,353
Freddie Mac REMICS,
Series 3172, Class FK
0.892%(c)	08/15/33		101	101,213
Series 3397, Class FC
1.042%(c)	12/15/37		88	88,427
Freddie Mac Strips,
Series 278, Class F1
0.892%(c)	09/15/42		443	444,462
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.351%(c)	04/23/48	EUR	224	247,885
Government National Mortgage Assoc.,
Series 2015-H18, Class FB
1.038%(c)	07/20/65		970	957,460
Series 2015-H26, Class FA
0.958%(c)	10/20/65		1,896	1,881,561
Series 2015-H30, Class FA
1.118%(c)	08/20/61		1,002	1,001,890
Series 2015-H30, Class FB
1.118%(c)	03/20/62		1,541	1,543,760
Series 2016-H02, Class FH
1.000%(c)	01/20/66		900	909,430
Series 2016-H11, Class FE
1.290%(c)	04/20/66		1,801	1,802,932
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%(c)	03/25/33		42	41,423
Series 2005-AR1, Class 1A1
2.990%(c)	01/25/35		16	14,924
Series 2005-AR3, Class 6A1
3.072%(c)	05/25/35		164	150,965
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.728%(c)	02/19/36		202	147,875
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
1.248%(c)	03/25/34		1,546	1,264,523
Impac CMB Trust,

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-11, Class 2A1
1.113%(c)	03/25/35		152	$139,593
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
0.763%(c)	07/25/47		1,383	864,918
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.244%(c)	11/25/35		39	35,743
IndyMac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.643%(c)	09/25/46		159	129,656
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.791%(c)	08/25/35		43	42,110
Series 2007-A1, Class 1A1
2.928%(c)	07/25/35		45	44,669
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.826%(c)	06/14/40		1,387	1,234,771
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.904%(c)	09/21/38		1,189	1,267,068
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.697%(c)	09/25/36		742	231,803
Series 2007-2, Class 2A12, IO
6.237%(c)	02/25/37		640	209,078
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1
1.191%(c)	01/01/61	GBP	227	270,725
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.222%(c)	12/15/49	GBP	837	1,025,266
Marche Mutui 4 Srl (Italy),
Series 4, Class A
0.175%(c)	02/25/55	EUR	625	685,748
Marche Mutui Srl (Italy),
Series 6, Class A1
2.001%(c)	01/27/64	EUR	72	80,404
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
3.810%(c)	09/12/39	AUD	28	20,625
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		14	13,544
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.554%(c)	02/25/33		70	66,539
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.913%(c)	10/07/20		145	144,884
Series 2010-R2, Class 2A
0.935%(c)	11/05/20		1,523	1,522,879
Series 2010-R3, Class 1A
1.006%(c)	12/08/20		110	110,087
Series 2010-R3, Class 2A
1.006%(c)	12/08/20		1,043	1,044,960
Series 2011-R1, Class 1A

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
0.915%(c)	01/08/20		313	$313,248
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.748%(c)	12/01/50	GBP	1,100	1,208,890
Series 2007-2X, Class A2
0.702%(c)	12/15/50	GBP	441	559,515
Series 2007-3X, Class A3
1.572%(c)	12/15/50	GBP	929	1,082,818
Series 2007-3X, Class BA
1.757%(c)	12/15/50	GBP	253	278,517
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
2.750%(c)	05/13/45	AUD	277	205,169
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
3.982%(c)	01/25/36		2,077	1,653,988
Series 2007-QO2, Class A1
0.603%(c)	02/25/47		916	481,902
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.097%(c)	02/25/36		2,322	520,377
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		9	9,455
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.732%(c)	12/15/43	GBP	293	343,727
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.025%(c)	06/12/44	EUR	716	707,260
Series 2006-NS3X, Class A2A
0.724%(c)	06/12/44	GBP	907	1,055,128
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.798%(c)	07/20/33		118	109,619
Series 2007-3, Class 1A1
0.648%(c)	07/20/36		77	69,588
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
3.025%(c)	12/25/34		74	71,426
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
0.573%(c)	08/25/36		655	487,815
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.698%(c)	07/19/35		254	245,215
Series 2006-AR6, Class 2A1
0.643%(c)	07/25/46		211	165,350
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.240%(c)	11/07/40	AUD	45	34,029
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.291%(c)	10/25/43		68	66,357
Series 2007-3, Class 2A1
2.487%(c)	06/25/47		60	53,185
Series 2007-3, Class 4A1
5.750%(c)	06/25/47		80	72,653

Interest Rate	Maturity Date		Principal Amount (000)#			Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.738%(c)	07/15/51		GBP	566		$739,379
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.599%(c)	10/10/40		EUR	352		384,798
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR10, Class 3A1
2.868%(c)	08/25/35			5		4,958
Series 2005-AR14, Class 2A1
2.621%(c)	12/25/35			165		151,264
Series 2006-AR7, Class 3A
2.190%(c)	07/25/46			293		259,071
Series 2006-AR14, Class 1A4
2.204%(c)	11/25/36			333		293,128
Series 2007-HY5, Class 2A1
2.408%(c)	05/25/37			2,077		1,648,405
Washington Mutual Mortgage Pass-Through Trust,
Series 2005-11, Class A8
5.750%	01/25/36			876		762,283
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.862%(c)	03/25/35			228		227,931
Series 2006-AR6, Class 3A1
2.830%(c)	03/25/36			189		178,331

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,303,122)						45,741,840

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal National Mortgage Assoc.
2.791%(c)	09/01/19			—	(r)	73
3.000%	TBA			9,000		9,323,083
3.000%	TBA			3,000		3,107,695
3.500%	TBA			7,000		7,377,344
3.500%	TBA			200		210,781
3.500%	TBA			12,000		12,646,874
4.000%	TBA			4,000		4,284,885

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,903,464)						36,950,735

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
2.500%	02/15/46-05/15/46			9,720		10,125,633
2.500%	02/15/45	(h)		270		281,106
2.875%	05/15/43			1,510		1,697,983
2.875%	08/15/45	(h)		2,700		3,031,806
3.000%	11/15/44	(h)		100		114,977
3.000%	05/15/45	(h)		910		1,045,967
U.S. Treasury Floating Rate Note
0.460%(c)	04/30/18	(hh)		1,738		1,738,193
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18-07/15/22			80,410		85,135,733
0.125%	07/15/24	(h)(hh)(k)		6,250		6,360,108
0.125%	01/15/23	(k)		20,400		21,422,804

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
0.250%	01/15/25		200	$205,077
0.375%	07/15/25	(h)	500	519,359
0.375%	07/15/23	(h)	4,700	4,995,366
0.625%	07/15/21-01/15/26		15,590	16,782,307
0.625%	02/15/43	(h)	280	283,567
0.750%	02/15/42-02/15/45		6,610	6,808,108
1.000%	02/15/46	(h)	5,570	6,071,124
1.125%	01/15/21		100	116,965
1.250%	07/15/20		7,910	9,323,626
1.375%	02/15/44	(h)	14,250	16,908,755
1.625%	01/15/18		200	237,019
1.750%	01/15/28	(h)	700	934,478
2.125%	02/15/40-02/15/41		1,970	2,847,242
2.375%	01/15/27		8,000	11,642,575
2.375%	01/15/25	(h)	13,390	20,290,048
2.500%	01/15/29		22,960	32,413,809
3.625%	04/15/28	(h)	11,550	23,635,246
3.875%	04/15/29		4,080	8,551,385
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.625%	07/15/17		600	720,823
U.S. Treasury Notes
1.625%	04/30/23-05/15/26		2,930	2,994,378
2.000%	02/15/25	(h)	310	324,337

TOTAL U.S. TREASURY OBLIGATIONS (cost $292,125,715)				297,559,904

TOTAL LONG-TERM INVESTMENTS (cost $4,048,249,564)				4,612,262,550

			Shares
SHORT-TERM INVESTMENTS — 19.5%
AFFILIATED MUTUAL FUND — 13.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $788,848,939; includes $30,849,931 of cash collateral received for securities on loan)(b)(w)(Note 4)			788,848,939	788,848,939

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.4%
U.S. Treasury Bills
0.002%	09/15/16	(k)	1,200	1,199,484
0.003%	09/15/16	(k)	13,000	12,994,410
0.005%	03/30/17	(k)	295	294,121
0.195%	08/04/16	(k)	1,000	999,816
0.218%	07/14/16	(k)	3,500	3,499,712
0.225%	07/14/16	(k)	9,700	9,699,203
0.230%	09/15/16	(k)	27,000	26,988,390
0.240%	07/21/16		19,094	19,091,676
0.248%	08/04/16	(k)	1,700	1,699,646
0.250%	09/01/16	(k)	52,000	51,979,200
0.275%	11/03/16	(h)	1	999
0.317%	08/18/16	(k)	17,000	16,994,897
0.370%	07/21/16		1,520	1,519,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) (continued)
0.373%	08/18/16	(k)	7,700	$7,697,688
0.386%	09/15/16	(k)	5,600	5,597,592
0.430%	10/13/16		8,000	7,994,624
0.430%	12/08/16	(h)	600	599,236
0.433%	07/21/16		3,000	2,999,635
0.435%	08/18/16	(k)	2,000	1,999,400
0.450%	09/15/16	(k)	2,000	1,999,140
0.460%	07/21/16		17,000	16,997,931
0.480%	08/18/16	(k)	17,000	16,994,896
0.485%	09/15/16	(k)	17,000	16,992,690
0.488%	11/10/16		8,000	7,992,504
0.492%	10/13/16		17,000	16,988,576

TOTAL U.S. TREASURY OBLIGATIONS (cost $251,759,684)				251,815,281

			Shares
UNAFFILIATED FUND — 0.7%
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (cost $37,650,889)			37,650,889	37,650,889

			Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.4%
TD Securities (USA) LLC,
0.770%, dated 06/30/16, due 07/01/16 in the amount of $20,700,443 (cost $20,700,000)			20,700	20,700,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.1%
Federal Home Loan Bank
0.275%	07/06/16		2,200	2,199,916
0.290%	07/06/16		2,700	2,699,891
0.296%	07/08/16		1,000	999,942
0.300%	07/06/16		200	199,992

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,099,741)				6,099,741

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $122.00	47	21,297
expiring 07/22/16, Strike Price $122.25	48	15,750
10 Year Euro-Bund Futures,
expiring 08/26/16, Strike Price $181.00	EUR 2,800	311
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $132.50	47	43,328
expiring 07/22/16, Strike Price $138.50	134	2,094

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 07/22/16, Strike Price $139.50			82	$—
expiring 07/22/16, Strike Price $141.00			231	—
expiring 07/22/16, Strike Price $142.00			57	—
expiring 07/22/16, Strike Price $142.50			200	—
expiring 08/26/16, Strike Price $142.00			100	3,125
expiring 08/26/16, Strike Price $142.50			180	5,625
expiring 08/26/16, Strike Price $144.50			8	125
expiring 08/26/16, Strike Price $145.00			94	1,469
expiring 08/26/16, Strike Price $145.50			99	1,547
expiring 08/26/16, Strike Price $146.00			269	4,203
Currency Option USD vs JPY,
expiring 07/07/16, Strike Price 111.50	Credit Suisse First Boston Corp.		610	1
expiring 07/07/16, Strike Price 111.50	Deutsche Bank AG		440	1
Currency Option USD vs SAR,
expiring 01/14/17, Strike Price 3.84	Citigroup Global Markets		60	32,782
Euro-Bund Futures,
expiring 07/22/16, Strike Price $173.00		EUR	386	4,284
Interest Rate Swap Options,
Receive a fixed rate of 1.10% and pay a floating rate based on 3 Month LIBOR, expiring 09/28/16	Goldman Sachs & Co.		8,000	25,740
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		2,500	20,179
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		3,900	31,480
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		100	820
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		1,800	14,760

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG		1,300	$157,018

				385,939

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.50		GBP	74,500	—
expiring 06/21/17, Strike Price $98.50		GBP	31,000	—
2 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $108.13			2	—
expiring 07/22/16, Strike Price $108.25			86	—
expiring 08/26/16, Strike Price $107.63			52	—
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $115.00			869	—
expiring 07/22/16, Strike Price $116.75			11	—
expiring 07/22/16, Strike Price $117.00			227	—
expiring 07/22/16, Strike Price $117.25			89	—
expiring 07/22/16, Strike Price $117.50			348	—
expiring 07/22/16, Strike Price $117.75			437	—
expiring 07/22/16, Strike Price $118.00			269	2,102
expiring 07/22/16, Strike Price $118.50			5	39
expiring 08/26/16, Strike Price $116.50			59	922
expiring 08/26/16, Strike Price $117.00			42	656
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $132.50			48	21,000
expiring 07/22/16, Strike Price $133.00			47	30,844
expiring 08/26/16, Strike Price $107.50			3,500	—
expiring 08/26/16, Strike Price $108.00			17,000	—
20 Year U.S. Treasury Long Bond Futures,
expiring 07/22/16, Strike Price $141.00			64	—
expiring 07/22/16, Strike Price $145.00			1	—
expiring 07/22/16, Strike Price $171.00			9	10,406

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 08/26/16, Strike Price $148.00			14	$438
expiring 08/26/16, Strike Price $149.00			2	62
expiring 08/26/16, Strike Price $150.00			456	14,250
expiring 08/26/16, Strike Price $151.00			26	1,219
Australian Dollar Futures,
expiring 08/05/16, Strike Price $0.64			19	95
Canadian Dollar Futures,
expiring 08/05/16, Strike Price $0.71			107	2,140
CDX.NA.IG.25,
expiring 07/20/16, Strike Price $145.00	BNP Paribas		124	88
Currency Option USD vs MXN,
expiring 09/14/16, Strike Price 18.40	Bank of America		14	35,916
Euro BOBL Futures,
expiring 07/22/16, Strike Price $131.25		EUR	54	300
Euro Futures,
expiring 07/08/16, Strike Price $1.14			375	11,138
Interest Rate Swap Options,
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 & Co.	Goldman Sachs		15,200	—
Pay a fixed rate of 1.15% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 & Co.	Goldman Sachs		28,800	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 Markets	Citigroup Global		44,700	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 AG	Deutsche Bank		40,600	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 & Co.	Goldman Sachs		50,400	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 & Co.	Goldman Sachs		69,300	—
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16 Morgan Stanley			24,500	—

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Royal Bank of Scotland Group PLC		60,200	$—
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 07/05/16	Citigroup Global Markets		25,900	—
Pay a fixed rate of 1.78% and receive a floating rate based on 3 Month LIBOR, expiring 07/21/16	Citigroup Global Markets		3,600	321
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 08/08/16	Royal Bank of Canada		36,600	184
Pay a fixed rate of 0.30% and receive a floating rate based on 6 Month LIBOR, expiring 11/14/16	JPMorgan Chase	JPY	300,000	6,117
Pay a fixed rate of 3.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		2,900	589
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Citigroup Global Markets		19,900	1,686
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Goldman Sachs & Co.		38,100	3,228
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		1,300	10,447
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG		1,300	95,934
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		600	16,222
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		600	15,384
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley		700	31,816
Pay a fixed rate of 2.86% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG		1,000	31,948

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty		Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley	200	$9,379
Pay a fixed rate of 2.59% and receive a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley	200	14,529
Pay a fixed rate of 2.60% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley	900	49,001
Japanese Yen Futures,
expiring 07/08/16, Strike Price $0.0094		8	263
expiring 08/05/16, Strike Price $0.0096		10	11,700

			430,363

TOTAL OPTIONS PURCHASED (cost $1,506,736)			816,302

TOTAL SHORT-TERM INVESTMENTS (cost $1,106,565,989)			1,105,931,152

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.9% (cost $5,154,815,553)			5,718,193,702

SECURITIES SOLD SHORT(q) — (3.1)%

COMMON STOCKS — (3.1)%		Shares
Aerospace & Defense — (0.1)%
Aerovironment, Inc.*		4,900	(136,220)
B/E Aerospace, Inc.		10,100	(466,368)
Boeing Co. (The)		9,059	(1,176,492)
Curtiss-Wright Corp.		900	(75,825)
Hexcel Corp.		6,800	(283,152)
Lockheed Martin Corp.		2,390	(593,126)
Raytheon Co.		860	(116,917)
Rockwell Collins, Inc.		5,600	(476,784)
TransDigm Group, Inc.*		2,500	(659,225)

			(3,984,109)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.		1,470	(109,148)
Expeditors International of Washington, Inc.		1,300	(63,752)
United Parcel Service, Inc. (Class B Stock)		1,860	(200,359)

			(373,259)

Airlines
American Airlines Group, Inc.		8,750	(247,713)
Spirit Airlines, Inc.*		2,900	(130,123)

			(377,836)

Auto Components
Autoliv, Inc. (Sweden)		1,450	(155,803)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
BorgWarner, Inc.	1,960	$(57,859)
Delphi Automotive PLC (United Kingdom)	7,700	(482,020)
Dorman Products, Inc.*	3,000	(171,600)
Drew Industries, Inc.	1,000	(84,840)
Gentex Corp.	9,400	(145,230)
Johnson Controls, Inc.	17,764	(786,235)
Lear Corp.	1,110	(112,954)

		(1,996,541)

Automobiles
Ford Motor Co.	14,550	(182,894)
General Motors Co.	6,590	(186,497)

		(369,391)

Banks — (0.1)%
Associated Banc-Corp.	10,036	(172,117)
Banc of California, Inc.	2,300	(41,630)
Bank of Hawaii Corp.	8,571	(589,685)
BankUnited, Inc.	5,400	(165,888)
BB&T Corp.	2,190	(77,986)
Boston Private Financial Holdings, Inc.	9,018	(106,232)
Canadian Imperial Bank of Commerce (Canada)	1,535	(115,296)
Chemical Financial Corp.	4,134	(154,157)
Comerica, Inc.	9,700	(398,961)
Commerce Bancshares, Inc.	5,575	(267,042)
CVB Financial Corp.	9,600	(157,344)
Fifth Third Bancorp	13,060	(229,725)
First Horizon National Corp.	33,350	(459,563)
FNB Corp.	4,200	(52,668)
Huntington Bancshares, Inc.	21,991	(196,600)
KeyCorp	22,265	(246,028)
M&T Bank Corp.	1,860	(219,908)
MB Financial, Inc.	2,400	(87,072)
Old National Bancorp	913	(11,440)
PacWest Bancorp	3,500	(139,230)
People’s United Financial, Inc.	61,564	(902,528)
Pinnacle Financial Partners, Inc.	2,300	(112,355)
PNC Financial Services Group, Inc. (The)	2,900	(236,031)
PrivateBancorp, Inc.	6,000	(264,180)
Sterling Bancorp	2,600	(40,820)
SVB Financial Group*	3,900	(371,124)
U.S. Bancorp	8,980	(362,163)
UMB Financial Corp.	4,900	(260,729)
United Bankshares, Inc.	6,400	(240,064)
Valley National Bancorp	7,700	(70,224)
Webster Financial Corp.	7,300	(247,835)

		(6,996,625)

Beverages
Brown-Forman Corp. (Class B Stock)	4,745	(473,361)
Constellation Brands, Inc. (Class A Stock)	300	(49,620)
Molson Coors Brewing Co. (Class B Stock)	5,700	(576,441)
Monster Beverage Corp.*	4,100	(658,911)

		(1,758,333)

Biotechnology — (0.1)%
AbbVie, Inc.	7,270	(450,086)
ACADIA Pharmaceuticals, Inc.*	15,100	(490,146)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Alexion Pharmaceuticals, Inc.*	3,900	$(455,364)
Alkermes PLC*	2,530	(109,347)
Alnylam Pharmaceuticals, Inc.*	8,700	(482,763)
Amgen, Inc.	844	(128,415)
Amicus Therapeutics, Inc.*	23,800	(129,948)
BioMarin Pharmaceutical, Inc.*	7,400	(575,720)
Bluebird Bio, Inc.*	8,300	(359,307)
Dynavax Technologies Corp.*	7,100	(103,518)
Halozyme Therapeutics, Inc.*	14,300	(123,409)
Ionis Pharmaceuticals, Inc.*	2,390	(55,663)
Ironwood Pharmaceuticals, Inc.*	13,600	(177,820)
Merrimack Pharmaceuticals, Inc.*	5,300	(28,567)
Pluristem Therapeutics, Inc.*	527	(701)
Portola Pharmaceuticals, Inc.*	4,200	(99,120)
Puma Biotechnology, Inc.*	5,600	(166,824)
Radius Health, Inc.*	6,600	(242,550)
Seattle Genetics, Inc.*	14,800	(598,068)
Shire PLC, ADR	1	(184)
TESARO, Inc.*	8,000	(672,400)

		(5,449,920)

Building Products
Advanced Drainage Systems, Inc.	2,300	(62,951)
Allegion PLC	3,200	(222,176)
Builders FirstSource, Inc.*	14,400	(162,000)
Fortune Brands Home & Security, Inc.	4,200	(243,474)

		(690,601)

Capital Markets
Ares Capital Corp.	3,770	(53,534)
Artisan Partners Asset Management, Inc. (Class A Stock)	4,400	(121,792)
Eaton Vance Corp.	2,600	(91,884)
Federated Investors, Inc. (Class B Stock)	7,430	(213,835)
Franklin Resources, Inc.	9,891	(330,063)
Greenhill & Co., Inc.	4,300	(69,230)
Invesco Ltd.	2,270	(57,976)
Janus Capital Group, Inc.	10,700	(148,944)
Penson Worldwide, Inc.*^(g)	32,656	—
Stifel Financial Corp.*	1,300	(40,885)
T. Rowe Price Group, Inc.	2,834	(206,797)
Virtus Investment Partners, Inc.	600	(42,708)
WisdomTree Investments, Inc.	27,200	(266,288)

		(1,643,936)

Chemicals — (0.1)%
AgroFresh Solutions, Inc.*	3,749	(19,907)
Air Products & Chemicals, Inc.	1,265	(179,681)
American Vanguard Corp.	8,900	(134,479)
Ashland, Inc.	2,700	(309,879)
Dow Chemical Co. (The)	8,593	(427,158)
Ecolab, Inc.	6,220	(737,692)
FMC Corp.	12,200	(564,982)
International Flavors & Fragrances, Inc.	4,800	(605,136)
LyondellBasell Industries NV (Class A Stock)	7,180	(534,336)
Mosaic Co. (The)	21,900	(573,342)
Olin Corp.	25,900	(643,356)
Praxair, Inc.	1,890	(212,417)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Sensient Technologies Corp.	1,700	$(120,768)
Sherwin-Williams Co. (The)	500	(146,835)
Westlake Chemical Corp.	1,890	(81,119)

		(5,291,087)

Commercial Services & Supplies
Clean Harbors, Inc.*	1,800	(93,798)
Covanta Holding Corp.	22,600	(371,770)
Healthcare Services Group, Inc.	10,900	(451,042)
Mobile Mini, Inc.	3,900	(135,096)
Stericycle, Inc.*	5,700	(593,484)
Tyco International PLC	5,400	(230,040)

		(1,875,230)

Communications Equipment — (0.1)%
Applied Optoelectronics, Inc.*	5,000	(55,750)
Brocade Communications Systems, Inc.	1	(9)
Cisco Systems, Inc.	28,460	(816,517)
Finisar Corp.*	28,300	(495,533)
Harris Corp.	3,200	(267,008)
Infinera Corp.*	4,500	(50,760)
Juniper Networks, Inc.	17,410	(391,551)
NetScout Systems, Inc.*	8,700	(193,575)
Palo Alto Networks, Inc.*	4,200	(515,088)
ViaSat, Inc.*	6,900	(492,660)

		(3,278,451)

Construction & Engineering
Dycom Industries, Inc.*	2,100	(188,496)
Granite Construction, Inc.	7,100	(323,405)
Valmont Industries, Inc.	500	(67,635)

		(579,536)

Construction Materials
U.S. Concrete, Inc.*	2,700	(164,457)

Consumer Finance
First Cash Financial Services, Inc.	5,701	(292,632)

Containers & Packaging
AptarGroup, Inc.	3,810	(301,485)
Avery Dennison Corp.	5,140	(384,215)
Ball Corp.	7,700	(556,633)
International Paper Co.	4,310	(182,658)
Sonoco Products Co.	2,810	(139,545)
WestRock Co.	5,500	(213,785)

		(1,778,321)

Distributors
Core-Mark Holding Co., Inc.	1,600	(74,976)
KBS Fashion Group Ltd. (China)*	126	(45)

		(75,021)

Diversified Consumer Services
Houghton Mifflin Harcourt Co.*	17,400	(271,962)
Sotheby’s	10,000	(274,000)

		(545,962)

Diversified Financial Services
CBOE Holdings, Inc.	3,300	(219,846)
CME Group, Inc.	3,310	(322,394)
FactSet Research Systems, Inc.	1,500	(242,130)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
MarketAxess Holdings, Inc.	2,500	$(363,500)
Markit Ltd.*	2,015	(65,689)
Moody’s Corp.	900	(84,339)
S&P Global, Inc.	5,510	(591,003)

		(1,888,901)

Diversified Telecommunication Services
AT&T, Inc.	2,020	(87,284)
BCE, Inc. (Canada)	2,641	(124,982)
CenturyLink, Inc.	11,880	(344,639)
Cogent Communications Holdings, Inc.	2,200	(88,132)
Verizon Communications, Inc.*	26,160	(1,460,774)

		(2,105,811)

Electric Utilities — (0.1)%
ALLETE, Inc.	700	(45,241)
Alliant Energy Corp.	11,100	(440,670)
Duke Energy Corp.	13,200	(1,132,428)
Fortis, Inc. (Canada)	11,385	(384,831)
Great Plains Energy, Inc.	1,422	(43,229)
NextEra Energy, Inc.	4,700	(612,880)
OGE Energy Corp.	11,500	(376,625)
PNM Resources, Inc.	6,800	(240,992)
Southern Co. (The)	30,490	(1,635,179)
Xcel Energy, Inc.	12,500	(559,750)

		(5,471,825)

Electrical Equipment
Acuity Brands, Inc.	490	(121,500)
Emerson Electric Co.	2,680	(139,789)
Generac Holdings, Inc.*	2,000	(69,920)
Rockwell Automation, Inc.	2,065	(237,103)

		(568,312)

Electronic Equipment, Instruments & Components
Amphenol Corp. (Class A Stock)	11,160	(639,803)
Corning, Inc.	26,600	(544,768)
FARO Technologies, Inc.*	3,400	(115,022)
Littelfuse, Inc.	300	(35,457)
National Instruments Corp.	3,700	(101,380)
OSI Systems, Inc.*	1,900	(110,447)
Universal Display Corp.*	5,600	(379,680)

		(1,926,557)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	2,210	(99,737)
FMC Technologies, Inc.*	719	(19,176)
Halliburton Co.	16,300	(738,227)
Helmerich & Payne, Inc.	9,960	(668,615)
Patterson-UTI Energy, Inc.	32,600	(695,032)
Schlumberger Ltd.	11,860	(937,889)

		(3,158,676)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(76,800)
Costco Wholesale Corp.	3,800	(596,752)
CVS Health Corp.	8,350	(799,429)
Sysco Corp.	21,230	(1,077,210)
Wal-Mart Stores, Inc.	8,559	(624,978)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	12,479	$(399,578)

		(3,574,747)

Food Products — (0.1)%
B&G Foods, Inc.	6,700	(322,940)
Flowers Foods, Inc.	5,300	(99,375)
General Mills, Inc.	6,310	(450,029)
Hain Celestial Group, Inc. (The)*	7,100	(353,225)
Kellogg Co.	3,040	(248,216)
Kraft Heinz Co. (The)	15,910	(1,407,717)
McCormick & Co., Inc.	1,800	(192,006)
Mead Johnson Nutrition Co.	820	(74,415)
Pinnacle Foods, Inc.	2,300	(106,467)
Snyder’s-Lance, Inc.	5,500	(186,395)
TreeHouse Foods, Inc.*	6,300	(646,695)
WhiteWave Foods Co. (The)*	5,700	(267,558)

		(4,355,038)

Gas Utilities
Northwest Natural Gas Co.	5,600	(362,992)
ONE Gas, Inc.	5,925	(394,546)
South Jersey Industries, Inc.	5,000	(158,100)
Spire, Inc.	2,100	(148,764)
Superior Plus Corp. (Canada)	33,947	(280,100)
WGL Holdings, Inc.	800	(56,632)

		(1,401,134)

Health Care Equipment & Supplies — (0.1)%
Abbott Laboratories	3,652	(143,560)
Analogic Corp.	1,000	(79,440)
Baxter International, Inc.	16,650	(752,913)
C.R. Bard, Inc.	1,030	(242,215)
China Medical Technologies, Inc. (China), ADR*^	7,037	—
Cynosure, Inc. (Class A Stock)*	1,900	(92,426)
DENTSPLY SIRONA, Inc.	8,600	(533,544)
DexCom, Inc.*	8,000	(634,640)
Endologix, Inc.*	17,900	(223,034)
Medtronic PLC	11,336	(983,625)
Nevro Corp.*	4,600	(339,296)
NuVasive, Inc.*	6,200	(370,264)
Spectranetics Corp. (The)*	8,900	(166,519)
Varian Medical Systems, Inc.*	1,480	(121,700)
Wright Medical Group NV*	8,100	(140,697)
Zeltiq Aesthetics, Inc.*	7,200	(196,776)
Zimmer Biomet Holdings, Inc.	550	(66,209)

		(5,086,858)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	9,400	(520,760)
Air Methods Corp.*	3,500	(125,405)
AMN Healthcare Services, Inc.*	8,200	(327,754)
Amsurg Corp.*	902	(69,941)
Capital Senior Living Corp.*	3,800	(67,146)
Community Health Systems, Inc.*	33,080	(398,614)
DaVita HealthCare Partners, Inc.*	2,090	(161,599)
Diplomat Pharmacy, Inc.*	3,900	(136,500)
Express Scripts Holding Co.*	5,960	(451,768)
HCA Holdings, Inc.*	1,920	(147,859)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
HealthSouth Corp.	7,100	$(275,622)
Henry Schein, Inc.*	2,000	(353,600)
Laboratory Corp. of America Holdings*	920	(119,848)
MEDNAX, Inc.*	4,600	(333,178)
Patterson Cos., Inc.	3,600	(172,404)
Premier, Inc. (Class A Stock)*	1,100	(35,970)
Quest Diagnostics, Inc.	870	(70,827)
Quorum Health Corp.*	6,075	(65,063)
Surgical Care Affiliates, Inc.*	2,400	(114,408)
Team Health Holdings, Inc.*	8,100	(329,427)
Tenet Healthcare Corp.*	5,960	(164,734)
Universal Health Services, Inc. (Class B Stock)	800	(107,280)

		(4,549,707)

Health Care Technology
athenahealth, Inc.*	1,040	(143,530)
Cerner Corp.*	3,190	(186,934)
IMS Health Holdings, Inc.*	2,336	(59,241)

		(389,705)

Hotels, Restaurants & Leisure — (0.1)%
Buffalo Wild Wings, Inc.*	1,200	(166,740)
Choice Hotels International, Inc.	1,410	(67,144)
ClubCorp Holdings, Inc.	8,000	(104,000)
Darden Restaurants, Inc.	8,040	(509,254)
Del Taco Restaurants, Inc.*	17,209	(156,602)
Domino’s Pizza, Inc.	4,700	(617,486)
Dunkin’ Brands Group, Inc.	13,000	(567,060)
Hyatt Hotels Corp. (Class A Stock)*	6,530	(320,884)
La Quinta Holdings, Inc.*	4,700	(53,580)
Marriott International, Inc. (Class A Stock)	8,936	(593,887)
McDonald’s Corp.	4,790	(576,429)
MGM Resorts International*	26,300	(595,169)
SeaWorld Entertainment, Inc.	12,000	(171,960)
Vail Resorts, Inc.	1,800	(248,814)

		(4,749,009)

Household Durables
CalAtlantic Group, Inc.	12,980	(476,496)
Garmin Ltd.	3,340	(141,683)
Harman International Industries, Inc.	2,500	(179,550)
Lennar Corp. (Class A Stock)	5,160	(237,876)
Newell Brands, Inc.	14,000	(679,980)
PulteGroup, Inc.	30,100	(586,649)

		(2,302,234)

Household Products
Church & Dwight Co., Inc.	3,823	(393,348)
Clorox Co. (The)	5,490	(759,761)
Colgate-Palmolive Co.	6,810	(498,492)
Energizer Holdings, Inc.	5,300	(272,897)
Procter & Gamble Co. (The)	3,080	(260,784)

		(2,185,282)

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	3,100	(53,444)
Pattern Energy Group, Inc.	9,300	(213,621)

		(267,065)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates
3M Co.	4,440	$(777,533)
General Electric Co.	40,550	(1,276,514)

		(2,054,047)

Insurance — (0.1)%
Aflac, Inc.	720	(51,955)
Allstate Corp. (The)	1,560	(109,122)
AON PLC	5,360	(585,473)
Arch Capital Group Ltd. (Bermuda)*	9,380	(675,360)
Arthur J. Gallagher & Co.	9,000	(428,400)
Assurant, Inc.	2,500	(215,775)
Axis Capital Holdings Ltd.	1,290	(70,950)
Brown & Brown, Inc.	3,000	(112,410)
CNO Financial Group, Inc.	11,300	(197,298)
Genworth Financial, Inc. (Class A Stock)*	7,770	(20,047)
Marsh & McLennan Cos., Inc.	8,600	(588,756)
Mercury General Corp.	2,900	(154,164)
Primerica, Inc.	1,900	(108,756)
Progressive Corp. (The)	23,544	(788,724)
RenaissanceRe Holdings Ltd. (Bermuda)	4,220	(495,597)
RLI Corp.	1,900	(130,682)
Torchmark Corp.	13,701	(846,996)
Travelers Cos., Inc. (The)	1,590	(189,274)
W.R. Berkley Corp.	16,079	(963,454)
White Mountains Insurance Group Ltd.	40	(33,680)
Willis Towers Watson PLC	4,300	(534,533)

		(7,301,406)

Internet & Catalog Retail — (0.1)%
Expedia, Inc.	7,270	(772,801)
Liberty Ventures (Class A Stock)*	7,100	(263,197)
NetFlix, Inc.*	11,980	(1,095,930)
Priceline Group, Inc. (The)*	110	(137,325)
TripAdvisor, Inc.*	700	(45,010)

		(2,314,263)

Internet Software & Services — (0.1)%
2U, Inc.*	2,000	(58,820)
Alibaba Group Holding Ltd. (China), ADR*	54,678	(4,348,541)
ChannelAdvisor Corp.*	9,000	(130,410)
comScore, Inc.*	1,200	(28,656)
Cornerstone OnDemand, Inc.*	2,700	(102,762)
eBay, Inc.*	2,950	(69,060)
GrubHub, Inc.*	4,880	(151,622)
New Relic, Inc.*	3,900	(114,582)
Stamps.com, Inc.*	3,900	(340,938)

		(5,345,391)

IT Services — (0.1)%
Automatic Data Processing, Inc.	1,750	(160,773)
EPAM Systems, Inc.*	4,400	(282,964)
Fidelity National Information Services, Inc.	8,800	(648,384)
FleetCor Technologies, Inc.*	480	(68,702)
Gartner, Inc.*	3,100	(301,971)
Global Payments, Inc.	9,500	(678,110)
International Business Machines Corp.	3,800	(576,764)
Paychex, Inc.	14,470	(860,965)
PayPal Holdings, Inc.*	16,000	(584,160)
Sabre Corp.	2,200	(58,938)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
ServiceSource International, Inc.*	19,400	$(78,182)

		(4,299,913)

Leisure Products
Hasbro, Inc.	3,270	(274,647)
Mattel, Inc.	39,190	(1,226,255)

		(1,500,902)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	11,200	(150,528)
Bio-Rad Laboratories, Inc. (Class A Stock)*	700	(100,114)
Fluidigm Corp.*	6,200	(55,986)
Illumina, Inc.*	3,500	(491,330)
Pacific Biosciences of California, Inc.*	10,800	(75,978)

		(873,936)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	3,100	(70,091)
AGCO Corp.	4,650	(219,155)
Blue Bird Corp.*	989	(11,769)
Caterpillar, Inc.	7,000	(530,670)
Chart Industries, Inc.*	10,100	(243,713)
CIRCOR International, Inc.	2,100	(119,679)
Deere & Co.	8,290	(671,822)
Donaldson Co., Inc.	18,180	(624,665)
Flowserve Corp.	3,280	(148,158)
Illinois Tool Works, Inc.	2,146	(223,527)
Jason Industries, Inc.*	485	(1,751)
Middleby Corp. (The)*	4,200	(484,050)
Pentair PLC (United Kingdom)	6,500	(378,885)
Proto Labs, Inc.*	3,700	(212,972)
RBC Bearings, Inc.*	1,100	(79,750)
WABCO Holdings, Inc.*	2,500	(228,925)
Woodward, Inc.	2,900	(167,156)

		(4,416,738)

Marine
Kirby Corp.*	4,100	(255,799)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	3,567	(215,518)
Charter Communications, Inc. (Class A Stock)*	1,085	(248,074)
Cinemark Holdings, Inc.	8,000	(291,680)
Comcast Corp. (Class A Stock)	3	(196)
Discovery Communications, Inc. (Class A Stock)*	17,150	(432,695)
EW Scripps Co. (The) (Class A Stock)*	6,100	(96,624)
Global Eagle Entertainment, Inc.*	24,803	(164,692)
IMAX Corp.*	7,500	(221,100)
Interpublic Group of Cos., Inc. (The)	12,996	(300,208)
Liberty Broadband Corp. (Class A Stock)*	1,200	(71,280)
Liberty Broadband Corp. (Class C Stock)*	2,200	(132,000)
Lions Gate Entertainment Corp.	21,200	(428,876)
Lions Gate Entertainment, Inc. (Canada)*	1,632	(33,015)
News Corp. (Class A Stock)	27,900	(316,665)
News Corp. (Class B Stock)	4,577	(53,414)
Omnicom Group, Inc.	5,960	(485,680)
Regal Entertainment Group (Class A Stock)	12,210	(269,108)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Scripps Networks Interactive, Inc. (Class A Stock)	4,235	$(263,713)
Twenty-First Century Fox, Inc. (Class B Stock)	29,427	(801,886)
Viacom, Inc. (Class B Stock)	910	(37,738)
Walt Disney Co. (The)	5,570	(544,857)

		(5,409,019)

Metals & Mining — (0.1)%
Alcoa, Inc.	37,650	(349,016)
Allegheny Technologies, Inc.	16,400	(209,100)
Carpenter Technology Corp.	6,400	(210,752)
Century Aluminum Co.*	6,600	(41,778)
Compass Minerals International, Inc.	6,170	(457,752)
Endeavour Mining Corp. (Monaco)*	1	(17)
Freeport-McMoRan, Inc.	13,800	(153,732)
Goldcorp, Inc. (Canada)	4,378	(83,768)
Royal Gold, Inc.	2,200	(158,444)
Silver Standard Resources, Inc. (Canada)*	52,630	(683,157)
Stillwater Mining Co.*	12,300	(145,878)

		(2,493,394)

Multiline Retail
Dollar Tree, Inc.*	3,900	(367,536)
Kohl’s Corp.	5,384	(204,161)
Target Corp.	6,090	(425,204)
Tuesday Morning Corp.*	13,400	(94,068)

		(1,090,969)

Multi-Utilities — (0.1)%
Ameren Corp.	2,700	(144,666)
Black Hills Corp.	1,200	(75,648)
Consolidated Edison, Inc.	5,980	(481,031)
Dominion Resources, Inc.	20,810	(1,621,723)
DTE Energy Co.	5,170	(512,450)
WEC Energy Group, Inc.	9,100	(594,230)

		(3,429,748)

Oil, Gas & Consumable Fuels — (0.1)%
Amyris, Inc.*	14,041	(6,325)
Anadarko Petroleum Corp.	2,340	(124,605)
Apache Corp.	1,150	(64,021)
Callon Petroleum Co.*	17,700	(198,771)
Carrizo Oil & Gas, Inc.*	13,400	(480,390)
Concho Resources, Inc.*	6,300	(751,401)
ConocoPhillips	6,340	(276,424)
Devon Energy Corp.	4,750	(172,188)
Exxon Mobil Corp.	8,940	(838,036)
Hess Corp.	1,210	(72,721)
Marathon Oil Corp.	2,750	(41,278)
Matador Resources Co.*	7,400	(146,520)
Murphy Oil Corp.	19,470	(618,173)
Oasis Petroleum, Inc.*	25,400	(237,236)
Parsley Energy, Inc. (Class A Stock)*	19,000	(514,140)
PDC Energy, Inc.*	9,400	(541,534)
Phillips 66	890	(70,613)
Pioneer Natural Resources Co.	3,700	(559,477)
Range Resources Corp.	1,137	(49,050)
SemGroup Corp. (Class A Stock)	1,800	(58,608)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Synergy Resources Corp.*	37,500	$(249,750)
Whiting Petroleum Corp.*	13,200	(122,232)
WPX Energy, Inc.*	53,000	(493,430)

		(6,686,923)

Paper & Forest Products
Domtar Corp.	2,690	(94,177)
Louisiana-Pacific Corp.*	29,500	(511,825)

		(606,002)

Personal Products
Coty, Inc. (Class A Stock)	8,190	(212,858)
Edgewell Personal Care Co.*	1,200	(101,292)

		(314,150)

Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.*	4,300	(75,680)
Depomed, Inc.*	13,500	(264,870)
Johnson & Johnson	3,910	(474,283)
Merck & Co., Inc.	5,560	(320,312)
Mylan NV*	1,079	(46,656)
Nektar Therapeutics*	14,000	(199,220)
Pacira Pharmaceuticals, Inc.*	8,000	(269,840)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	13,695	(687,900)
TherapeuticsMD, Inc.*	11,900	(101,150)

		(2,439,911)

Professional Services — (0.1)%
Advisory Board Co. (The)*	9,700	(343,283)
CEB, Inc.	600	(37,008)
Dun & Bradstreet Corp. (The)	2,600	(316,784)
Equifax, Inc.	500	(64,200)
Huron Consulting Group, Inc.*	3,000	(181,260)
Nielsen Holdings PLC	13,420	(697,437)
Verisk Analytics, Inc.*	7,500	(608,100)
WageWorks, Inc.*	2,000	(119,620)

		(2,367,692)

Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	1,100	(39,072)
Annaly Capital Management, Inc.	13,134	(145,393)
Apollo Commercial Real Estate Finance, Inc.	8,671	(139,343)
Colony Capital, Inc. (Class A Stock)	8,998	(138,119)
Cousins Properties, Inc.	7,176	(74,630)
Crown Castle International Corp.	1,200	(121,716)
CyrusOne, Inc.	9,900	(551,034)
Digital Realty Trust, Inc.	2,264	(246,753)
Education Realty Trust, Inc.	5,000	(230,700)
EPR Properties	1,200	(96,816)
Equity One, Inc.	8,200	(263,876)
Federal Realty Investment Trust	5,400	(893,970)
Gramercy Property Trust	5,900	(54,398)
Healthcare Realty Trust, Inc.	6,700	(234,433)
Healthcare Trust of America, Inc. (Class A Stock)	3,940	(127,420)
Host Hotels & Resorts, Inc.	8,685	(140,784)
Kilroy Realty Corp.	2,200	(145,838)
National Retail Properties, Inc.	11,500	(594,780)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
New Residential Investment Corp.	19,000	$(262,960)
New York REIT, Inc.	10,900	(100,825)
Physicians Realty Trust	12,600	(264,726)
Potlatch Corp.	2,100	(71,610)
QTS Realty Trust, Inc. (Class A Stock)	2,800	(156,744)
Realty Income Corp.	9,600	(665,856)
Regency Centers Corp.	8,100	(678,213)
Retail Opportunity Investments Corp.	19,300	(418,231)
SL Green Realty Corp.	2,600	(276,822)
Sovran Self Storage, Inc.	1,700	(178,364)
UDR, Inc.	1,880	(69,410)
Ventas, Inc.	6,810	(495,904)
Washington Real Estate Investment Trust	4,000	(125,840)
Welltower, Inc.	2,300	(175,191)
Weyerhaeuser Co.	17,100	(509,067)

		(8,688,838)

Real Estate Management & Development
Howard Hughes Corp. (The)*	1,800	(205,776)

Road & Rail — (0.1)%
Avis Budget Group, Inc.*	12,800	(412,544)
Genesee & Wyoming, Inc. (Class A Stock)*	7,200	(424,440)
Heartland Express, Inc.	37,225	(647,343)
Kansas City Southern	6,500	(585,585)
Knight Transportation, Inc.	21,429	(569,583)
Werner Enterprises, Inc.	9,711	(223,062)

		(2,862,557)

Semiconductors & Semiconductor Equipment — (0.2)%
Applied Micro Circuits Corp.*	27,100	(173,982)
Cavium, Inc.*	9,509	(367,047)
Cree, Inc.*	3,800	(92,872)
FormFactor, Inc.*	8,636	(77,638)
Intel Corp.	31,718	(1,040,350)
Lam Research Corp.	9,002	(756,708)
Lattice Semiconductor Corp.*	24,800	(132,680)
Linear Technology Corp.	7,805	(363,167)
MACOM Technology Solutions Holdings, Inc.*	6,700	(220,966)
Maxim Integrated Products, Inc.	2,660	(94,935)
Microchip Technology, Inc.	32,923	(1,671,171)
Micron Technology, Inc.*	59,600	(820,096)
NVIDIA Corp.	17,138	(805,657)
QUALCOMM, Inc.	9,190	(492,308)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,870	(835,950)
Ultratech, Inc.*	10,800	(248,076)
Xilinx, Inc.	18,370	(847,408)

		(9,041,011)

Software — (0.1)%
Activision Blizzard, Inc.	14,000	(554,820)
CommVault Systems, Inc.*	3,200	(138,208)
FleetMatics Group PLC*	1,100	(47,663)
HubSpot, Inc.*	3,200	(138,944)
Imperva, Inc.*	1,300	(55,913)
Interactive Intelligence Group, Inc.*	2,700	(110,673)
NetSuite, Inc.*	6,600	(480,480)
Oracle Corp.	14,020	(573,839)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Proofpoint, Inc.*	9,200	$(580,428)
RingCentral, Inc. (Class A Stock)*	4,900	(96,628)
Rovi Corp.*	1,838	(28,746)
salesforce.com, Inc.*	2,430	(192,966)
SAP SE (Germany), ADR	980	(73,520)
ServiceNow, Inc.*	9,900	(657,360)
Splunk, Inc.*	13,900	(753,102)
Tyler Technologies, Inc.*	3,000	(500,130)
Workday, Inc. (Class A Stock)*	10,000	(746,700)
Zendesk, Inc.*	6,100	(160,918)

		(5,891,038)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	3,800	(614,194)
AutoZone, Inc.*	700	(555,688)
Bed Bath & Beyond, Inc.	14,530	(627,987)
CarMax, Inc.*	9,410	(461,372)
Children’s Place, Inc. (The)	4,600	(368,828)
DSW, Inc. (Class A Stock)	6,510	(137,882)
Finish Line, Inc. (The) (Class A Stock)	3,300	(66,627)
Gap, Inc. (The)	5,370	(113,951)
Guess?, Inc.	6,800	(102,340)
Monro Muffler Brake, Inc.	7,200	(457,632)
Select Comfort Corp.*	5,600	(119,728)
Tailored Brands, Inc.	10,200	(129,132)
Tiffany & Co.	8,600	(521,504)

		(4,276,865)

Technology Hardware, Storage & Peripherals
Apple, Inc.	6,090	(582,204)
Diebold, Inc.	8,105	(201,247)
Electronics For Imaging, Inc.*	4,000	(172,160)
NetApp, Inc.	5,960	(146,556)
Seagate Technology PLC	4,010	(97,684)

		(1,199,851)

Textiles, Apparel & Luxury Goods — (0.1)%
Crocs, Inc.*	16,200	(182,736)
Deckers Outdoor Corp.*	4,000	(230,080)
Hanesbrands, Inc.	20,200	(507,626)
NIKE, Inc. (Class B Stock)	1,210	(66,792)
Under Armour, Inc. (Class A Stock)*	17,310	(694,650)
Under Armour, Inc. (Class C Stock)*	17,846	(649,594)

		(2,331,478)

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	37,143	(556,774)
Northwest Bancshares, Inc.	5,100	(75,633)
PHH Corp.*	6,100	(81,252)

		(713,659)

Tobacco
Philip Morris International, Inc.	5,700	(579,804)
Vector Group Ltd.	12,075	(270,722)

		(850,526)

Trading Companies & Distributors
Fastenal Co.	12,860	(570,855)
NOW, Inc.*	7,400	(134,236)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	3,960	$(899,910)

		(1,605,001)

Water Utilities
American Water Works Co., Inc.	2,400	(202,824)
Aqua America, Inc.	9,020	(321,653)

		(524,477)

TOTAL COMMON STOCKS (proceeds received $165,046,044)		(172,893,389)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION – SHORT
Federal National Mortgage Assoc. (proceeds received $2,241,250)
5.500%	TBA	2,000	(2,248,125)

TOTAL SECURITIES SOLD SHORT (proceeds received $167,287,294)			(175,141,514)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $122.50		47	(10,648)
10 Year Euro-Bund Futures,
expiring 08/26/16, Strike Price $170.00	EUR	600	(1,864)
10 Year U.S. Treasury Note Week 1,
expiring 07/01/16, Strike Price $132.25		8	(6,125)
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $130.50		32	(81,500)
expiring 07/22/16, Strike Price $132.00		67	(83,750)
expiring 07/22/16, Strike Price $133.00		40	(25,625)
expiring 07/22/16, Strike Price $133.50		9	(3,938)
expiring 07/22/16, Strike Price $134.00		74	(20,813)
expiring 08/26/16, Strike Price $133.00		32	(34,000)
expiring 08/26/16, Strike Price $134.00		5	(3,438)
expiring 08/26/16, Strike Price $135.00		37	(15,609)
20 Year U.S. Treasury Long Bond Futures,
expiring 07/22/16, Strike Price $166.00		11	(71,672)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 07/22/16, Strike Price $167.00			9	$(50,344)
expiring 07/22/16, Strike Price $169.00			5	(19,688)
expiring 07/22/16, Strike Price $175.00			14	(12,469)
expiring 07/22/16, Strike Price $176.00			6	(4,125)
expiring 08/26/16, Strike Price $176.00			17	(28,156)
Anacor Pharmaceuticals, Inc.,
expiring 08/19/16, Strike Price $100.00^			1	(30)
Australian Dollar Futures,
expiring 07/08/16, Strike Price $0.78			4	(60)
Canadian Dollar Futures,
expiring 07/08/16, Strike Price $0.78			22	(2,860)
expiring 07/08/16, Strike Price $0.80			19	(190)
expiring 09/09/16, Strike Price $0.82			6	(540)
Carmike Cinemas, Inc.,
expiring 09/16/16, Strike Price $30.00			1	(780)
CDX.O.IG.26.V1.5Y,
expiring 07/20/16, Strike Price $0.75	JPMorgan Chase		100	(73)
Currency Option AUD vs USD,
expiring 07/01/16, Strike Price 0.77	UBS AG	AUD	1,800	—
expiring 07/13/16, Strike Price 0.75	Citigroup Global Markets	AUD	200	(729)
expiring 07/15/16, Strike Price 0.75	Westpac Banking Corp.	AUD	1,700	—
Currency Option EUR vs USD,
expiring 08/08/16, Strike Price 1.13	UBS AG	EUR	4,700	(29,410)
expiring 09/15/16, Strike Price 1.17	JPMorgan Chase	EUR	1,070	(3,376)
Currency Option GBP vs USD,
expiring 07/29/16, Strike Price 1.38	UBS AG	GBP	2,500	(11,877)
expiring 08/09/16, Strike Price 1.38	Bank of America	GBP	1,000	(5,799)
Currency Option USD vs JPY,
expiring 07/07/16, Strike Price 104.80	Credit Suisse First Boston Corp.		610	(9,915)
expiring 08/08/16, Strike Price 105.00	Goldman Sachs & Co.		2,700	(25,645)
Currency Option USD vs KRW,
expiring 07/27/16, Strike Price 1,217.00	Deutsche Bank AG		2,600	(3,040)
expiring 08/12/16, Strike Price 1,196.00	Standard Chartered PLC		2,200	(10,685)
expiring 08/16/16, Strike Price 1,205.00	JPMorgan Chase		7,800	(33,088)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Currency Option USD vs MXN,
expiring 07/27/16, Strike Price 19.65	Goldman Sachs & Co.		900	$(1,805)
expiring 07/27/16, Strike Price 20.00	Goldman Sachs & Co.		1,400	(1,551)
expiring 08/09/16, Strike Price 19.80	Credit Suisse First Boston Corp.		1,700	(5,069)
expiring 08/11/16, Strike Price 19.00	JPMorgan Chase		870	(8,039)
expiring 09/14/16, Strike Price 20.15	Bank of America		14	(7,374)
Currency Option USD vs RUB,
expiring 12/08/16, Strike Price 87.00	Hong Kong & Shanghai Bank		800	(4,433)
Euro-Bund Futures,
expiring 07/22/16, Strike Price $168.00		EUR	1,200	(5,193)
Inflation Cap Option, Inflation on the CPI
Urban Consumer NSA,
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(225)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		200	(59)
Inflation Cap Option, Inflation on the Eurostat
Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	500	(3,563)
Interest Rate Swap Options,
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 07/18/16	Goldman Sachs & Co.		2,800	(12,895)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 07/25/16	Citigroup Global Markets		1,900	(9,722)
Pay a fixed rate of 2.00% and receive a floating rate based on 3 Month LIBOR, expiring 07/25/16	Morgan Stanley		2,800	(27,962)
Pay a fixed rate of 0.89% and receive a floating rate based on 3 Month LIBOR, expiring 09/28/16	Goldman Sachs & Co.		16,000	(25,591)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		2,900	(80,198)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		7,800	(31,092)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley	5,000	$(19,931)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets	3,600	(14,760)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets	200	(820)
iTraxx.O EU.25 5Y,
expiring 07/20/16, Strike Price $0.70	JPMorgan Chase	EUR 4,100	(1,613)
Japanese Yen Futures,
expiring 07/08/16, Strike Price $0.0092		11	(57,150)
US Long Bond Week 1,
expiring 07/01/16, Strike Price $176.00		14	(219)

			(931,125)

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.00		GBP 74,500	—
expiring 06/21/17, Strike Price $98.00		GBP 31,000	—
5 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $120.00		144	(3,375)
expiring 07/22/16, Strike Price $120.50		29	(1,133)
expiring 07/22/16, Strike Price $121.00		104	(6,500)
expiring 07/22/16, Strike Price $121.25		47	(4,039)
10 Year U.S. Treasury Notes Futures,
expiring 07/22/16, Strike Price $130.00		30	(1,406)
expiring 07/22/16, Strike Price $130.50		20	(1,563)
expiring 07/22/16, Strike Price $131.00		24	(2,625)
expiring 07/22/16, Strike Price $131.50		19	(2,969)
expiring 07/22/16, Strike Price $132.00		5,900	(16,594)
expiring 07/22/16, Strike Price $132.00		56	(15,750)
expiring 08/26/16, Strike Price $131.00		153	(54,984)
20 Year U.S. Treasury Long Bond Futures,
expiring 07/22/16, Strike Price $158.00		14	(219)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 07/22/16, Strike Price $162.00			28	$(1,313)
expiring 07/22/16, Strike Price $164.00			15	(1,172)
expiring 07/22/16, Strike Price $165.00			14	(1,750)
expiring 07/22/16, Strike Price $166.00			97	(16,672)
expiring 07/22/16, Strike Price $167.00			13	(3,453)
expiring 07/22/16, Strike Price $169.00			18	(10,125)
expiring 07/22/16, Strike Price $170.00			28	(24,062)
expiring 08/26/16, Strike Price $162.00			39	(11,578)
British Pound Futures,
expiring 07/08/16, Strike Price $1.43			4	(39,638)
CDX.O.IG.26.V1.5Y,
expiring 07/20/16, Strike Price $1.00	JPMorgan Chase		100	(15)
expiring 09/21/16, Strike Price $1.20	JPMorgan Chase		1,000	(641)
Currency Option AUD vs USD,
expiring 07/01/16, Strike Price 0.71	Barclays Capital Group	AUD	1,800	—
expiring 08/10/16, Strike Price 0.73	Hong Kong & Shanghai Bank	AUD	5,000	(29,141)
Currency Option EUR vs USD,
expiring 08/03/16, Strike Price 1.09	Morgan Stanley	EUR	1,150	(5,532)
Currency Option USD vs JPY,
expiring 07/07/16, Strike Price 104.80	Deutsche Bank AG		440	(7,152)
expiring 09/08/16, Strike Price 96.00	Citigroup Global Markets		1,600	(8,175)
expiring 09/08/16, Strike Price 97.00	Barclays Capital Group		2,300	(14,416)
expiring 02/18/19, Strike Price 80.00	Bank of America		700	(14,694)
expiring 02/28/19, Strike Price 80.00	Bank of America		1,500	(31,861)
Currency Option USD vs KRW,
expiring 07/27/16, Strike Price 1,150.00	Deutsche Bank AG		2,600	(27,274)
expiring 08/12/16, Strike Price 1,138.00	Standard Chartered PLC		2,200	(19,549)
expiring 08/16/16, Strike Price 1,132.00	JPMorgan Chase		7,800	(59,329)
Currency Option USD vs MXN,
expiring 07/01/16, Strike Price 17.95	Goldman Sachs & Co.		2,200	(257)
expiring 07/07/16, Strike Price 17.65	Goldman Sachs & Co.		1,800	(1,083)
expiring 07/27/16, Strike Price 18.37	Goldman Sachs & Co.		900	(15,369)
expiring 07/27/16, Strike Price 18.50	Goldman Sachs & Co.		1,400	(29,715)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 08/04/16, Strike Price 17.38	Bank of America		20	$(3,659)
expiring 08/09/16, Strike Price 18.30	Credit Suisse First Boston Corp.		1,700	(29,311)
Euro Futures,
expiring 07/08/16, Strike Price $1.09			2,000	(2,600)
expiring 07/08/16, Strike Price $1.10			1,750	(5,250)
expiring 07/08/16, Strike Price $1.11			3,500	(23,100)
expiring 07/08/16, Strike Price $1.12			5,875	(72,850)
expiring 07/08/16, Strike Price $1.13			1,500	(30,600)
expiring 08/05/16, Strike Price $1.09			2,375	(14,963)
expiring 08/05/16, Strike Price $1.10			250	(2,300)
expiring 08/05/16, Strike Price $1.11			1,125	(14,738)
expiring 08/05/16, Strike Price $1.12			1,125	(20,700)
expiring 09/09/16, Strike Price $1.10			750	(13,725)
Euro-Bund Futures,
expiring 07/22/16, Strike Price $164.00		EUR	29	(3,219)
expiring 07/22/16, Strike Price $166.00		EUR	18	(7,791)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase		1,900	(18,002)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(274)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(77)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(46)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase		1,000	(11,583)
Interest Rate Swap Options,
Receive a fixed rate of 1.40% and pay a floating rate based on 3 Month LIBOR, expiring 07/21/16	Citigroup Global Markets		3,500	(125)
Receive a fixed rate of 2.23% and pay a floating rate based on 3 Month LIBOR, expiring 07/21/16	Citigroup Global Markets		700	(151)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 07/25/16	Citigroup Global Markets		1,900	(179)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 07/25/16	Morgan Stanley		1,100	$(7)
Receive a fixed rate of 2.19% and pay a floating rate based on 6 Month LIBOR, expiring 08/12/16	Barclays Capital Group	GBP	1,100	(100)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		5,700	(5,201)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		2,600	(9,664)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		2,600	(9,664)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley		3,300	(28,080)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG		5,000	(31,602)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley		900	(8,109)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley		900	(8,468)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley		4,300	(45,879)
iTraxx.O EU.25 5Y,
expiring 07/20/16, Strike Price $1.00	JPMorgan Chase	EUR	4,100	(2,973)
expiring 07/20/16, Strike Price $1.05	Barclays Capital Group	EUR	5,000	(2,194)
expiring 09/21/16, Strike Price $1.25	BNP Paribas	EUR	1,000	(1,521)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Japanese Yen Futures,
expiring 07/08/16, Strike Price $0.0088		8	$(38)
expiring 07/08/16, Strike Price $0.0089		5	(25)
expiring 07/08/16, Strike Price $0.0090		4	(19)

			(913,910)

TOTAL OPTIONS WRITTEN (premiums received $2,443,809)			(1,845,035)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 97.8% (cost $4,985,084,450)			5,541,207,153
Other assets in excess of liabilities(z) — 2.2%			123,407,202

NET ASSETS — 100.0%			$5,664,614,355

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,664,832 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,631,516; cash collateral of $30,849,931 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,142,847. The aggregate value of $299,351 is approximately 0.01% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	The aggregate value of Repurchase agreement is $20,700,000. Repurchase agreement is collateralized by U.S. Treasury Security (coupon rate 3.000%, maturity date 05/15/2045) with the aggregate value, including accrued interest, of $21,271,978. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $175,141,514. Deposit with Credit Suisse First Boston
Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $323,737,520, exceeds the value of securities sold short as of June 30, 2016. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $145,658,151.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Financial futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
24	90 Day Euro Dollar	Sep. 2016	$5,949,300	$5,961,300	$12,000
72	90 Day Euro Dollar	Dec. 2016	17,843,963	17,878,501	34,538
72	90 Day Euro Dollar	Mar. 2017	17,792,275	17,874,900	82,625
15	90 Day Euro Dollar	Jun. 2017	3,702,550	3,722,625	20,075
67	90 Day Euro Dollar	Dec. 2018	16,543,850	16,579,150	35,300
70	2 Year U.S. Treasury Notes	Sep. 2016	15,258,984	15,352,969	93,985
53	5 Year Euro-Bobl	Sep. 2016	7,775,608	7,857,951	82,343
2,266	5 Year U.S. Treasury Notes	Sep. 2016	272,407,966	276,823,767	4,415,801
260	10 Year Euro-Bund	Sep. 2016	47,024,193	48,220,175	1,195,982
6	10 Year Mini Japanese Government Bonds	Sep. 2016	883,455	887,987	4,532
62	10 Year U.K. Gilt	Sep. 2016	10,118,735	10,605,296	486,561
1,528	10 Year U.S. Treasury Notes	Sep. 2016	198,273,652	203,200,126	4,926,474
212	20 Year U.S. Treasury Bonds	Sep. 2016	34,904,094	36,536,875	1,632,781
32	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	5,717,180	5,964,000	246,820
74	Amsterdam Index	Jul. 2016	6,923,139	7,149,528	226,389
19	Australian Dollar Currency	Sep. 2016	1,409,515	1,410,560	1,045
182	Bank Accept	Sep. 2016	34,889,605	34,908,162	18,557
104	CAC40 10 Euro	Jul. 2016	4,752,930	4,886,650	133,720
98	Canadian Dollar Currency	Sep. 2016	7,581,340	7,557,760	(23,580)
52	DAX Index	Sep. 2016	13,857,144	13,948,563	91,419
48	Euro Currency	Sep. 2016	6,809,400	6,664,500	(144,900)
167	Euro Schatz. DUA Index	Sep. 2016	20,720,714	20,768,899	48,185
510	Euro STOXX 50 Index	Sep. 2016	16,177,686	16,158,584	(19,102)
172	Euro-BTP Italian Government Bond	Sep. 2016	26,926,057	27,221,085	295,028
50	FTSE/MIB Index	Sep. 2016	4,395,018	4,492,010	96,992
41	Japanese Yen Currency	Sep. 2016	4,823,731	4,974,838	151,107
875	Mini MSCI EAFE Index	Sep. 2016	70,819,957	70,665,000	(154,957)
232	S&P 500 Index	Sep. 2016	121,061,371	121,231,600	170,229
182	TOPIX Index	Sep. 2016	23,650,566	21,951,387	(1,699,179)

					12,460,770

Short Positions:
993	90 Day Euro Dollar	Dec. 2016	246,294,488	246,574,313	(279,825)
69	90 Day Euro Dollar	Dec. 2017	17,058,798	17,107,688	(48,890)
107	90 Day Euro Dollar	Mar. 2018	26,306,519	26,518,613	(212,094)
184	90 Day Euro Dollar	Jun. 2018	45,335,918	45,581,400	(245,482)
90	90 Day Euro Dollar	Sep. 2018	22,177,297	22,284,000	(106,703)
25	90 Day Euro Dollar	Dec. 2018	6,155,794	6,186,250	(30,456)
403	90 Day Sterling	Mar. 2018	66,311,754	66,834,039	(522,285)
217	90 Day Sterling	Jun. 2018	35,840,955	35,980,337	(139,382)
70	2 Year U.S. Treasury Notes	Sep. 2016	15,266,265	15,352,969	(86,704)
9	5 Year Euro-Bobl	Sep. 2016	1,321,185	1,334,369	(13,184)
3	5 Year U.S. Treasury Notes	Sep. 2016	362,169	366,492	(4,323)
65	10 Year Australian Treasury Bonds	Sep. 2016	50,919,752	50,990,287	(70,535)
55	10 Year Canadian Government Bonds	Sep. 2016	6,157,142	6,302,257	(145,115)
359	10 Year Euro-Bund	Sep. 2016	65,054,790	66,580,935	(1,526,145)
49	10 Year Japanese Bonds	Sep. 2016	72,195,420	72,561,661	(366,241)
77	10 Year U.K. Gilt	Sep. 2016	12,857,351	13,171,093	(313,742)
1,070	10 Year U.S. Treasury Notes	Sep. 2016	140,083,547	142,293,282	(2,209,735)
150	20 Year U.S. Treasury Bonds	Sep. 2016	24,401,953	25,851,563	(1,449,610)
104	30 Year Euro BUXL	Sep. 2016	20,741,294	22,639,707	(1,898,413)
24	ASX SPI 200 Index	Sep. 2016	2,276,651	2,316,160	(39,509)
17	DAX Index	Sep. 2016	4,473,851	4,560,107	(86,256)
14	Euro-BTP Italian Government Bond	Sep. 2016	2,211,130	2,215,670	(4,540)
4	Euro-OAT	Sep. 2016	700,899	713,750	(12,851)
55	FTSE 100 Index	Sep. 2016	4,443,848	4,702,497	(258,649)
10	Hang Seng Index	Jul. 2016	1,292,249	1,350,009	(57,760)
1	IBEX 35 Index	Jul. 2016	89,324	90,193	(869)
74	S&P 500 E-Mini Index	Sep. 2016	7,674,802	7,733,740	(58,938)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Financial futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (continued):
53	S&P/TSX 60 Index	Sep. 2016	$6,571,059	$6,681,048	$(109,989)
87	TOPIX Index	Sep. 2016	10,411,805	10,493,245	(81,440)

					(10,379,665)

					$2,081,105

Commodity futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
516	Brent Crude.	Sep. 2016	$24,667,339	$25,650,360	$983,021
92	Coffee ‘C’	Sep. 2016	4,764,412	5,024,925	260,513
153	Copper	Sep. 2016	7,847,925	8,397,787	549,862
131	Copper	Dec. 2016	6,908,962	7,219,737	310,775
543	Corn	Sep. 2016	11,523,875	9,923,325	(1,600,550)
188	Corn	Dec. 2016	3,915,609	3,489,750	(425,859)
52	Cotton No. 2	Dec. 2016	1,691,021	1,668,420	(22,601)
142	Gasoline RBOB	Sep. 2016	9,446,258	8,990,134	(456,124)
221	Gold 100 OZ	Aug. 2016	28,213,202	29,185,260	972,058
90	Hard Red Winter Wheat	Sep. 2016	2,251,512	1,901,250	(350,262)
77	Lean Hogs	Aug. 2016	2,673,710	2,564,870	(108,840)
20	Lean Hogs	Oct. 2016	559,480	573,600	14,120
59	Live Cattle	Aug. 2016	2,808,220	2,709,870	(98,350)
10	Live Cattle	Feb. 2017	469,070	457,200	(11,870)
2	Live Cattle	Jun. 2017	85,880	86,180	300
29	LME Copper	Sep. 2016	3,424,900	3,514,800	89,900
58	LME Nickel	Jul. 2016	3,064,587	3,274,680	210,093
74	LME Nickel	Sep. 2016	3,980,378	4,192,248	211,870
43	LME Nickel	Dec. 2016	2,294,632	2,446,872	152,240
112	LME PRI Aluminum	Jul. 2016	4,357,098	4,608,100	251,002
113	LME PRI Aluminum	Sep. 2016	4,479,090	4,664,781	185,691
44	LME PRI Aluminum	Dec. 2016	1,719,741	1,819,675	99,934
81	LME Zinc	Jul. 2016	3,741,425	4,256,550	515,125
73	LME Zinc	Sep. 2016	3,755,430	3,843,907	88,477
63	LME Zinc	Dec. 2016	2,849,378	3,326,006	476,628
726	Natural Gas	Sep. 2016	19,463,193	21,184,680	1,721,487
85	Natural Gas	Jan. 2017	2,869,940	2,929,100	59,160
235	No. 2 Soft Red Winter Wheat	Sep. 2016	6,077,037	5,234,625	(842,412)
120	NY Harbor ULSD	Sep. 2016	7,841,060	7,601,832	(239,228)
37	NY Harbor ULSD	Dec. 2016	2,408,297	2,421,754	13,457
147	Silver	Sep. 2016	12,601,796	13,687,905	1,086,109
119	Soybean	Nov. 2016	6,713,958	6,861,838	147,880
39	Soybean	Mar. 2017	2,088,437	2,154,263	65,826
96	Soybean Meal	Dec. 2016	3,745,364	3,849,600	104,236
21	Soybean Meal	Mar. 2017	778,660	791,490	12,830
170	Soybean Oil	Dec. 2016	3,409,188	3,271,140	(138,048)
24	Soybean Oil	Jan. 2017	467,574	465,120	(2,454)
203	Sugar #11 (World)	Oct. 2016	4,457,365	4,622,229	164,864
36	Sugar #11 (World)	Mar. 2017	703,591	823,738	120,147
8	Sugar #11 (World)	Jul. 2017	165,278	165,760	482
436	WTI Crude	Sep. 2016	22,056,670	21,368,360	(688,310)

					3,883,179

Short Positions:
29	LME Copper	Sep. 2016	3,305,308	3,514,800	(209,492)
58	LME Nickel	Jul. 2016	3,074,955	3,274,680	(199,725)
2	LME Nickel	Sep. 2016	110,694	113,304	(2,610)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (continued):
1	LME Nickel	Dec. 2016	$52,569	$56,904	$(4,335)
112	LME PRI Aluminum	Jul. 2016	4,417,796	4,608,100	(190,304)
3	LME PRI Aluminum	Sep. 2016	120,341	123,844	(3,503)
13	LME PRI Aluminum	Dec. 2016	507,159	537,631	(30,472)
81	LME Zinc	Jul. 2016	4,159,134	4,256,550	(97,416)
16	LME Zinc	Sep. 2016	825,533	842,500	(16,967)
4	LME Zinc	Dec. 2017	176,566	211,175	(34,609)
4	Low Sulphur Gas Oil	Aug. 2016	178,500	178,500	—
2	Natural Gas	Aug. 2016	55,960	58,480	(2,520)
3	NY Harbor ULSD	Aug. 2016	187,135	187,576	(441)
3	WTI Crude	Aug. 2016	149,830	144,990	4,840

					(787,554)

					$3,095,625

Cash of $4,745,382 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $15,898,377, $15,770,036 and $6,632,787 have been segregated with Credit Suisse First Boston Corp., Goldman Sachs & Co. and Morgan Stanley, respectively, to cover requirement for open contracts at June 30, 2016. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/16	BNP Paribas	AUD	5,491	$4,066,086	$4,094,414	$28,328
Expiring 07/05/16	Citigroup Global Markets	AUD	1,495	1,120,117	1,114,761	(5,356)
Expiring 07/05/16	Hong Kong & Shanghai Bank	AUD	2,517	1,857,835	1,876,823	18,988
Expiring 07/05/16	Hong Kong & Shanghai Bank	AUD	748	559,835	557,753	(2,082)
Expiring 07/05/16	Hong Kong & Shanghai Bank	AUD	523	386,774	389,979	3,205
Expiring 07/05/16	JPMorgan Chase	AUD	1,419	1,056,246	1,058,090	1,844
Expiring 07/05/16	Standard Chartered PLC	AUD	1,313	994,569	979,050	(15,519)
Expiring 07/05/16	UBS AG	AUD	842	622,617	627,845	5,228
Expiring 08/02/16	JPMorgan Chase	AUD	2,445	1,820,821	1,821,192	371
Expiring 08/12/16	Citigroup Global Markets	AUD	38	28,634	28,559	(75)
Expiring 09/21/16	Barclays Capital Group	AUD	11,993	8,596,865	8,916,955	320,090
Expiring 09/21/16	Barclays Capital Group	AUD	10,904	7,816,305	8,107,332	291,027
Expiring 09/21/16	Barclays Capital Group	AUD	3,711	2,756,712	2,759,146	2,434
Expiring 09/21/16	Morgan Stanley	AUD	47,003	33,695,428	34,947,811	1,252,383
Expiring 09/21/16	Morgan Stanley	AUD	9,854	7,063,687	7,326,228	262,541
Expiring 09/21/16	Morgan Stanley	AUD	2,569	1,910,989	1,909,835	(1,154)
Expiring 09/21/16	Morgan Stanley	AUD	1,414	1,051,339	1,051,364	25
Expiring 09/21/16	Morgan Stanley	AUD	1,243	915,470	924,258	8,788
Expiring 09/21/16	Morgan Stanley	AUD	975	725,205	724,767	(438)
Expiring 09/21/16	Morgan Stanley	AUD	471	346,877	350,207	3,330
Expiring 09/21/16	UBS AG	AUD	4,600	3,417,440	3,420,181	2,741
Expiring 09/21/16	UBS AG	AUD	600	439,953	446,111	6,158
Expiring 09/21/16	UBS AG	AUD	600	444,191	446,111	1,920
Expiring 09/21/16	UBS AG	AUD	400	299,696	297,407	(2,289)
Expiring 09/21/16	UBS AG	AUD	200	147,558	148,703	1,145
Expiring 09/21/16	UBS AG	AUD	200	148,949	148,703	(246)
Expiring 09/21/16	UBS AG	AUD	200	150,567	148,703	(1,864)
Expiring 09/21/16	UBS AG	AUD	200	150,598	148,704	(1,894)
Brazilian Real,
Expiring 07/05/16	Citigroup Global Markets	BRL	5,100	1,588,884	1,585,086	(3,798)
Expiring 07/05/16	Hong Kong & Shanghai Bank	BRL	3,190	876,422	991,456	115,034
Expiring 07/05/16	Hong Kong & Shanghai Bank	BRL	1,010	314,661	313,909	(752)
Expiring 07/05/16	JPMorgan Chase	BRL	46,703	12,828,480	14,515,458	1,686,978
Expiring 07/05/16	Morgan Stanley	BRL	6,110	1,682,825	1,898,995	216,170

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 07/14/16	Barclays Capital Group	BRL	9,397	$2,658,636	$2,912,125	$253,489
Expiring 07/14/16	Barclays Capital Group	BRL	2,344	686,069	726,330	40,261
Expiring 08/15/16	Bank of America	BRL	8,710	2,433,386	2,672,084	238,698
Expiring 10/04/16	Morgan Stanley	BRL	86,900	20,715,137	26,263,672	5,548,535
Expiring 01/04/17	Deutsche Bank AG	BRL	7,500	1,722,554	2,206,917	484,363
British Pound,
Expiring 07/05/16	Bank of America	GBP	1,261	1,677,761	1,678,789	1,028
Expiring 07/05/16	Citigroup Global Markets	GBP	191	253,644	254,281	637
Expiring 07/05/16	Goldman Sachs & Co.	GBP	151	222,904	201,028	(21,876)
Expiring 07/05/16	JPMorgan Chase	GBP	1,898	2,740,317	2,526,836	(213,481)
Expiring 07/05/16	JPMorgan Chase	GBP	580	822,364	772,162	(50,202)
Expiring 07/05/16	JPMorgan Chase	GBP	465	620,173	619,062	(1,111)
Expiring 07/05/16	UBS AG	GBP	1,278	1,842,804	1,701,420	(141,384)
Expiring 07/05/16	UBS AG	GBP	349	494,472	464,629	(29,843)
Expiring 08/02/16	JPMorgan Chase	GBP	1,420	1,909,058	1,890,941	(18,117)
Expiring 09/21/16	Barclays Capital Group	GBP	8,978	12,033,219	11,961,524	(71,695)
Expiring 09/21/16	Barclays Capital Group	GBP	3,467	4,646,460	4,618,776	(27,684)
Expiring 09/21/16	Barclays Capital Group	GBP	3,280	4,396,304	4,370,453	(25,851)
Expiring 09/21/16	Barclays Capital Group	GBP	1,251	1,675,935	1,666,080	(9,855)
Expiring 09/21/16	Barclays Capital Group	GBP	657	882,293	874,980	(7,313)
Expiring 09/21/16	Morgan Stanley	GBP	15,786	22,871,249	21,032,348	(1,838,901)
Expiring 09/21/16	Morgan Stanley	GBP	10,157	14,960,479	13,532,729	(1,427,750)
Expiring 09/21/16	Morgan Stanley	GBP	9,471	12,729,968	12,618,472	(111,496)
Expiring 09/21/16	Morgan Stanley	GBP	8,730	12,648,753	11,631,764	(1,016,989)
Expiring 09/21/16	Morgan Stanley	GBP	3,837	5,651,195	5,111,874	(539,321)
Expiring 09/21/16	Morgan Stanley	GBP	3,679	4,945,177	4,901,865	(43,312)
Expiring 09/21/16	Morgan Stanley	GBP	1,726	2,309,501	2,299,844	(9,657)
Expiring 09/21/16	Morgan Stanley	GBP	1,369	1,997,044	1,824,031	(173,013)
Expiring 09/21/16	Morgan Stanley	GBP	817	1,160,095	1,089,077	(71,018)
Expiring 09/21/16	Morgan Stanley	GBP	509	741,971	677,691	(64,280)
Expiring 09/21/16	Morgan Stanley	GBP	307	436,077	409,382	(26,695)
Canadian Dollar,
Expiring 07/05/16	Citigroup Global Markets	CAD	9,322	7,168,687	7,215,722	47,035
Expiring 08/12/16	Bank of America	CAD	1,893	1,475,547	1,465,474	(10,073)
Expiring 09/21/16	Barclays Capital Group	CAD	13,942	10,679,907	10,793,297	113,390
Expiring 09/21/16	Barclays Capital Group	CAD	9,541	7,431,832	7,386,229	(45,603)
Expiring 09/21/16	Barclays Capital Group	CAD	3,607	2,775,699	2,792,068	16,369
Expiring 09/21/16	Barclays Capital Group	CAD	3,056	2,380,728	2,366,119	(14,609)
Expiring 09/21/16	Barclays Capital Group	CAD	2,481	1,949,163	1,920,330	(28,833)
Expiring 09/21/16	Barclays Capital Group	CAD	940	738,724	727,796	(10,928)
Expiring 09/21/16	Citigroup Global Markets	CAD	285	222,906	220,538	(2,368)
Expiring 09/21/16	Morgan Stanley	CAD	44,260	34,054,116	34,263,295	209,179
Expiring 09/21/16	Morgan Stanley	CAD	7,868	6,033,632	6,090,600	56,968
Expiring 09/21/16	Morgan Stanley	CAD	5,322	4,070,694	4,120,225	49,531
Expiring 09/21/16	Morgan Stanley	CAD	5,087	3,946,902	3,938,268	(8,634)
Expiring 09/21/16	Morgan Stanley	CAD	2,994	2,296,074	2,317,753	21,679
Expiring 09/21/16	Morgan Stanley	CAD	2,913	2,297,552	2,255,405	(42,147)
Expiring 09/21/16	Morgan Stanley	CAD	2,553	1,964,557	1,976,624	12,067
Expiring 09/21/16	Morgan Stanley	CAD	1,911	1,482,803	1,479,559	(3,244)
Expiring 09/21/16	Morgan Stanley	CAD	1,120	882,847	866,652	(16,195)
Expiring 09/21/16	UBS AG	CAD	1,400	1,099,366	1,083,805	(15,561)
Colombian Peso,
Expiring 07/14/16	Citigroup Global Markets	COP	1,622,633	534,904	553,676	18,772
Euro,
Expiring 07/05/16	Barclays Capital Group	EUR	66,543	73,596,135	73,859,838	263,703
Expiring 07/05/16	Citigroup Global Markets	EUR	357	398,119	396,257	(1,862)
Expiring 07/05/16	Citigroup Global Markets	EUR	295	335,761	327,439	(8,322)
Expiring 07/05/16	Goldman Sachs & Co.	EUR	664	750,728	737,016	(13,712)
Expiring 07/05/16	Goldman Sachs & Co.	EUR	265	293,745	294,141	396

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/05/16	JPMorgan Chase	EUR	338	$380,836	$375,167	$(5,669)
Expiring 07/05/16	UBS AG	EUR	211	232,564	234,202	1,638
Expiring 07/14/16	Citigroup Global Markets	EUR	137	156,394	152,227	(4,167)
Expiring 08/02/16	Citigroup Global Markets	EUR	5,509	6,115,157	6,121,192	6,035
Expiring 08/02/16	Citigroup Global Markets	EUR	739	824,743	821,122	(3,621)
Expiring 08/02/16	Standard Chartered PLC	EUR	265	294,799	294,448	(351)
Expiring 08/12/16	Bank of America	EUR	935	1,066,886	1,039,275	(27,611)
Expiring 08/12/16	Bank of America	EUR	213	239,382	236,755	(2,627)
Expiring 08/12/16	BNP Paribas	EUR	490	552,530	544,647	(7,883)
Expiring 08/12/16	Citigroup Global Markets	EUR	157	179,362	174,509	(4,853)
Expiring 08/12/16	Citigroup Global Markets	EUR	119	133,880	132,272	(1,608)
Expiring 08/12/16	Goldman Sachs & Co.	EUR	371	418,568	412,375	(6,193)
Expiring 08/12/16	Goldman Sachs & Co.	EUR	93	105,975	103,372	(2,603)
Expiring 08/12/16	Morgan Stanley	EUR	691	785,081	768,064	(17,017)
Expiring 08/12/16	Standard Chartered PLC	EUR	661	750,755	734,718	(16,037)
Expiring 09/21/16	Barclays Capital Group	EUR	84,893	95,217,282	94,504,662	(712,620)
Expiring 09/21/16	Barclays Capital Group	EUR	33,620	37,708,428	37,426,213	(282,215)
Expiring 09/21/16	Barclays Capital Group	EUR	14,749	16,383,840	16,418,818	34,978
Expiring 09/21/16	Barclays Capital Group	EUR	11,143	12,411,004	12,404,271	(6,733)
Expiring 09/21/16	Barclays Capital Group	EUR	5,727	6,361,452	6,375,033	13,581
Expiring 09/21/16	Barclays Capital Group	EUR	4,355	4,850,251	4,847,620	(2,631)
Expiring 09/21/16	Barclays Capital Group	EUR	4,237	4,752,915	4,716,751	(36,164)
Expiring 09/21/16	Barclays Capital Group	EUR	93	104,553	103,757	(796)
Expiring 09/21/16	Citigroup Global Markets	EUR	201	230,478	224,246	(6,232)
Expiring 09/21/16	Citigroup Global Markets	EUR	156	175,245	173,071	(2,174)
Expiring 09/21/16	Morgan Stanley	EUR	5,659	6,399,927	6,299,494	(100,433)
Expiring 09/21/16	Morgan Stanley	EUR	3,919	4,463,135	4,362,652	(100,483)
Expiring 09/21/16	Morgan Stanley	EUR	3,833	4,297,442	4,266,570	(30,872)
Expiring 09/21/16	Morgan Stanley	EUR	2,638	2,997,744	2,936,053	(61,691)
Expiring 09/21/16	Morgan Stanley	EUR	2,579	2,895,686	2,870,966	(24,720)
Expiring 09/21/16	Morgan Stanley	EUR	2,119	2,395,955	2,358,356	(37,599)
Expiring 09/21/16	Morgan Stanley	EUR	1,388	1,556,799	1,545,615	(11,184)
Expiring 09/21/16	Morgan Stanley	EUR	1,388	1,580,829	1,545,238	(35,591)
Expiring 09/21/16	Morgan Stanley	EUR	1,044	1,186,252	1,161,840	(24,412)
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	2,945	25
Indian Rupee,
Expiring 07/14/16	Bank of America	INR	427,409	6,371,149	6,316,507	(54,642)
Expiring 07/14/16	Bank of America	INR	137,664	2,040,374	2,034,484	(5,890)
Expiring 07/15/16	Citigroup Global Markets	INR	105,130	1,542,224	1,553,390	11,166
Expiring 08/18/16	Citigroup Global Markets	INR	10,377	153,466	152,379	(1,087)
Indonesian Rupiah,
Expiring 07/14/16	Bank of America	IDR	18,743,936	1,407,202	1,415,551	8,349
Expiring 09/15/16	Bank of America	IDR	20,384,234	1,522,916	1,521,436	(1,480)
Japanese Yen,
Expiring 07/05/16	BNP Paribas	JPY	325,500	3,121,078	3,152,579	31,501
Expiring 07/05/16	BNP Paribas	JPY	259,600	2,486,530	2,514,314	27,784
Expiring 07/05/16	BNP Paribas	JPY	83,900	825,388	812,600	(12,788)
Expiring 07/05/16	Citigroup Global Markets	JPY	46,700	439,792	452,306	12,514
Expiring 07/05/16	Goldman Sachs & Co.	JPY	138,900	1,331,534	1,345,294	13,760
Expiring 07/05/16	JPMorgan Chase	JPY	271,000	2,602,059	2,624,728	22,669
Expiring 07/05/16	JPMorgan Chase	JPY	48,100	450,761	465,865	15,104
Expiring 07/05/16	Standard Chartered PLC	JPY	44,100	432,777	427,123	(5,654)
Expiring 07/05/16	Standard Chartered PLC	JPY	19,639	192,725	190,207	(2,518)
Expiring 07/14/16	Barclays Capital Group	JPY	129,460	1,174,331	1,254,218	79,887
Expiring 08/02/16	BNP Paribas	JPY	111,700	1,089,021	1,082,809	(6,212)
Expiring 09/21/16	Barclays Capital Group	JPY	893,721	8,226,026	8,680,241	454,215
Expiring 09/21/16	Barclays Capital Group	JPY	407,755	3,837,738	3,960,308	122,570
Expiring 09/21/16	Barclays Capital Group	JPY	111,494	1,049,370	1,082,885	33,515
Expiring 09/21/16	Morgan Stanley	JPY	6,171,609	56,499,246	59,941,611	3,442,365

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 09/21/16	Morgan Stanley	JPY	745,149	$6,821,620	$7,237,245	$415,625
Expiring 09/21/16	Morgan Stanley	JPY	628,513	5,772,087	6,104,419	332,332
Expiring 09/21/16	Morgan Stanley	JPY	607,214	5,704,021	5,897,554	193,533
Expiring 09/21/16	Morgan Stanley	JPY	590,318	5,580,280	5,733,447	153,167
Expiring 09/21/16	Morgan Stanley	JPY	254,497	2,337,229	2,471,796	134,567
Expiring 09/21/16	Morgan Stanley	JPY	229,299	2,153,982	2,227,065	73,083
Expiring 09/21/16	Morgan Stanley	JPY	218,658	2,066,976	2,123,710	56,734
Malaysian Ringgit,
Expiring 07/28/16	Barclays Capital Group	MYR	241	59,000	59,624	624
Expiring 07/28/16	Standard Chartered PLC	MYR	604	148,000	149,400	1,400
Expiring 08/10/16	Citigroup Global Markets	MYR	1,446	353,000	357,545	4,545
Expiring 08/10/16	JPMorgan Chase	MYR	1,638	397,000	405,253	8,253
Expiring 08/10/16	Standard Chartered PLC	MYR	1,521	368,000	376,151	8,151
Mexican Peso,
Expiring 07/07/16	Goldman Sachs & Co.	MXN	9,386	516,000	513,057	(2,943)
Expiring 07/14/16	Bank of America	MXN	33,587	1,866,982	1,834,639	(32,343)
Expiring 07/14/16	Bank of America	MXN	25,463	1,413,018	1,390,878	(22,140)
Expiring 07/14/16	Bank of America	MXN	12,731	705,244	695,412	(9,832)
Expiring 07/14/16	Bank of America	MXN	4,743	254,095	259,103	5,008
Expiring 08/08/16	Bank of America	MXN	12,001	670,000	653,892	(16,108)
Expiring 08/25/16	Citigroup Global Markets	MXN	32,691	1,747,948	1,777,917	29,969
Expiring 08/25/16	Citigroup Global Markets	MXN	2,165	113,269	117,745	4,476
Expiring 08/25/16	Citigroup Global Markets	MXN	1,388	74,311	75,488	1,177
Expiring 08/25/16	Citigroup Global Markets	MXN	1,226	65,640	66,676	1,036
Expiring 08/25/16	Hong Kong & Shanghai Bank	MXN	10,334	549,492	562,020	12,528
Expiring 08/25/16	JPMorgan Chase	MXN	41,538	2,183,797	2,259,066	75,269
Expiring 08/25/16	JPMorgan Chase	MXN	14,372	774,145	781,629	7,484
Expiring 08/25/16	JPMorgan Chase	MXN	3,074	167,584	167,181	(403)
New Taiwanese Dollar,
Expiring 08/18/16	JPMorgan Chase	TWD	27,133	839,000	842,071	3,071
New Zealand Dollar,
Expiring 09/21/16	Barclays Capital Group	NZD	9,208	6,442,866	6,546,591	103,725
Expiring 09/21/16	Barclays Capital Group	NZD	6,965	4,937,249	4,951,697	14,448
Expiring 09/21/16	Barclays Capital Group	NZD	3,535	2,473,077	2,512,892	39,815
Expiring 09/21/16	Barclays Capital Group	NZD	2,652	1,879,981	1,885,482	5,501
Expiring 09/21/16	Barclays Capital Group	NZD	1,699	1,194,142	1,207,980	13,838
Expiring 09/21/16	Morgan Stanley	NZD	151,746	101,516,219	107,884,133	6,367,914
Expiring 09/21/16	Morgan Stanley	NZD	69,855	46,732,327	49,663,755	2,931,428
Expiring 09/21/16	Morgan Stanley	NZD	5,560	3,829,152	3,952,962	123,810
Expiring 09/21/16	Morgan Stanley	NZD	4,583	3,223,099	3,258,478	35,379
Expiring 09/21/16	Morgan Stanley	NZD	3,375	2,396,122	2,399,536	3,414
Expiring 09/21/16	Morgan Stanley	NZD	1,787	1,230,729	1,270,523	39,794
Expiring 09/21/16	Morgan Stanley	NZD	1,279	907,894	909,187	1,293
Norwegian Krone,
Expiring 08/12/16	Bank of America	NOK	8,577	1,055,066	1,024,794	(30,272)
Expiring 09/21/16	Barclays Capital Group	NOK	772,807	93,181,693	92,329,882	(851,811)
Expiring 09/21/16	Barclays Capital Group	NOK	321,304	38,741,381	38,387,231	(354,150)
Expiring 09/21/16	Barclays Capital Group	NOK	34,156	4,106,693	4,080,749	(25,944)
Expiring 09/21/16	Barclays Capital Group	NOK	26,378	3,169,634	3,151,483	(18,151)
Expiring 09/21/16	Barclays Capital Group	NOK	19,048	2,305,192	2,275,753	(29,439)
Expiring 09/21/16	Barclays Capital Group	NOK	11,491	1,380,782	1,372,875	(7,907)
Expiring 09/21/16	Barclays Capital Group	NOK	7,296	882,994	871,718	(11,276)
Expiring 09/21/16	Morgan Stanley	NOK	74,221	8,770,490	8,867,440	96,950
Expiring 09/21/16	Morgan Stanley	NOK	60,196	7,219,870	7,191,855	(28,015)
Expiring 09/21/16	Morgan Stanley	NOK	28,431	3,359,570	3,396,707	37,137
Expiring 09/21/16	Morgan Stanley	NOK	22,869	2,742,891	2,732,248	(10,643)
Expiring 09/21/16	Morgan Stanley	NOK	20,948	2,564,776	2,502,765	(62,011)
Expiring 09/21/16	Morgan Stanley	NOK	13,114	1,575,256	1,566,806	(8,450)
Expiring 09/21/16	Morgan Stanley	NOK	6,071	743,241	725,271	(17,970)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty,
Expiring 07/14/16	Citigroup Global Markets	PLN	5,791		$1,490,643	$1,467,328	$(23,315)
Expiring 08/12/16	Bank of America	PLN	2,238		580,270	566,517	(13,753)
Russian Ruble,
Expiring 07/14/16	Citigroup Global Markets	RUB	69,237		1,006,210	1,078,610	72,400
Expiring 07/15/16	JPMorgan Chase	RUB	15,550		241,345	242,177	832
Singapore Dollar,
Expiring 08/18/16	Citigroup Global Markets	SGD	688		507,599	510,479	2,880
Expiring 08/18/16	JPMorgan Chase	SGD	1,374		1,008,000	1,019,253	11,253
Expiring 08/18/16	Morgan Stanley	SGD	643		477,215	477,090	(125)
Expiring 09/21/16	Barclays Capital Group	SGD	38,591		27,837,517	28,621,878	784,361
Expiring 09/21/16	Barclays Capital Group	SGD	4,306		3,204,610	3,193,274	(11,336)
Expiring 09/21/16	Barclays Capital Group	SGD	2,240		1,651,499	1,661,188	9,689
Expiring 09/21/16	Barclays Capital Group	SGD	833		613,853	617,454	3,601
Expiring 09/21/16	Morgan Stanley	SGD	11,719		8,734,936	8,691,729	(43,207)
Expiring 09/21/16	Morgan Stanley	SGD	6,272		4,551,793	4,651,688	99,895
Expiring 09/21/16	Morgan Stanley	SGD	5,860		4,318,721	4,345,918	27,197
Expiring 09/21/16	Morgan Stanley	SGD	2,219		1,635,781	1,646,082	10,301
Expiring 09/21/16	Morgan Stanley	SGD	2,128		1,563,043	1,577,938	14,895
Expiring 09/21/16	Morgan Stanley	SGD	819		601,627	607,360	5,733
South African Rand,
Expiring 07/14/16	Citigroup Global Markets	ZAR	45,924		3,068,417	3,109,009	40,592
South Korean Won,
Expiring 07/14/16	Bank of America	KRW	—	(r)	—	—	—
Expiring 08/18/16	Goldman Sachs & Co.	KRW	904,024		773,000	784,412	11,412
Expiring 08/18/16	Hong Kong & Shanghai Bank	KRW	559,556		472,000	485,521	13,521
Expiring 08/18/16	Standard Chartered PLC	KRW	1,122,477		949,000	973,963	24,963
Expiring 08/18/16	Standard Chartered PLC	KRW	399,500		340,000	346,642	6,642
Swedish Krona,
Expiring 09/21/16	Barclays Capital Group	SEK	44,982		5,476,543	5,336,358	(140,185)
Expiring 09/21/16	Barclays Capital Group	SEK	34,863		4,109,400	4,135,876	26,476
Expiring 09/21/16	Barclays Capital Group	SEK	23,600		2,905,011	2,799,761	(105,250)
Expiring 09/21/16	Barclays Capital Group	SEK	17,377		2,115,654	2,061,499	(54,155)
Expiring 09/21/16	Barclays Capital Group	SEK	16,788		2,047,252	1,991,588	(55,664)
Expiring 09/21/16	Barclays Capital Group	SEK	13,710		1,617,316	1,626,456	9,140
Expiring 09/21/16	Barclays Capital Group	SEK	8,658		1,065,751	1,027,138	(38,613)
Expiring 09/21/16	Barclays Capital Group	SEK	6,523		788,060	773,785	(14,275)
Expiring 09/21/16	Barclays Capital Group	SEK	6,131		747,670	727,341	(20,329)
Expiring 09/21/16	Barclays Capital Group	SEK	4,961		584,802	588,530	3,728
Expiring 09/21/16	Barclays Capital Group	SEK	2,835		342,516	336,311	(6,205)
Expiring 09/21/16	Morgan Stanley	SEK	103,020		12,473,515	12,221,626	(251,889)
Expiring 09/21/16	Morgan Stanley	SEK	92,043		10,893,653	10,919,308	25,655
Expiring 09/21/16	Morgan Stanley	SEK	68,505		8,259,052	8,126,998	(132,054)
Expiring 09/21/16	Morgan Stanley	SEK	39,224		4,749,172	4,653,268	(95,904)
Expiring 09/21/16	Morgan Stanley	SEK	31,085		3,756,240	3,687,682	(68,558)
Expiring 09/21/16	Morgan Stanley	SEK	28,909		3,497,892	3,429,618	(68,274)
Expiring 09/21/16	Morgan Stanley	SEK	18,906		2,279,268	2,242,825	(36,443)
Expiring 09/21/16	Morgan Stanley	SEK	12,921		1,563,345	1,532,830	(30,515)
Expiring 09/21/16	Morgan Stanley	SEK	11,659		1,408,869	1,383,155	(25,714)
Swiss Franc,
Expiring 07/05/16	Barclays Capital Group	CHF	194		198,398	198,734	336

					$1,255,404,082	$1,273,241,512	17,837,430

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/16	JPMorgan Chase	AUD	1,048	$759,704	$781,451	$(21,747)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 07/05/16	JPMorgan Chase	AUD	575	$427,565	$428,754	$(1,189)
Expiring 07/05/16	Standard Chartered PLC	AUD	8,245	5,924,239	6,147,959	(223,720)
Expiring 07/05/16	Standard Chartered PLC	AUD	2,402	1,780,966	1,791,073	(10,107)
Expiring 07/05/16	Standard Chartered PLC	AUD	2,078	1,544,499	1,549,480	(4,981)
Expiring 08/02/16	BNP Paribas	AUD	5,491	4,061,967	4,090,048	(28,081)
Expiring 08/12/16	Citigroup Global Markets	AUD	213	155,787	158,596	(2,809)
Expiring 09/21/16	Barclays Capital Group	AUD	21,544	15,530,465	16,018,281	(487,816)
Expiring 09/21/16	Barclays Capital Group	AUD	20,743	15,286,073	15,423,038	(136,965)
Expiring 09/21/16	Barclays Capital Group	AUD	7,898	5,693,314	5,872,142	(178,828)
Expiring 09/21/16	Barclays Capital Group	AUD	5,978	4,397,872	4,444,364	(46,492)
Expiring 09/21/16	Barclays Capital Group	AUD	5,787	4,264,733	4,302,946	(38,213)
Expiring 09/21/16	Barclays Capital Group	AUD	5,442	4,028,672	4,046,041	(17,369)
Expiring 09/21/16	Barclays Capital Group	AUD	2,288	1,683,639	1,701,438	(17,799)
Expiring 09/21/16	Morgan Stanley	AUD	13,985	10,332,909	10,398,255	(65,346)
Expiring 09/21/16	Morgan Stanley	AUD	13,281	9,740,729	9,874,492	(133,763)
Expiring 09/21/16	Morgan Stanley	AUD	11,789	8,772,067	8,765,574	6,493
Expiring 09/21/16	Morgan Stanley	AUD	8,388	6,176,985	6,236,407	(59,422)
Expiring 09/21/16	Morgan Stanley	AUD	8,233	5,904,655	6,121,420	(216,765)
Expiring 09/21/16	Morgan Stanley	AUD	6,540	4,847,404	4,862,318	(14,914)
Expiring 09/21/16	Morgan Stanley	AUD	5,490	3,919,336	4,082,120	(162,784)
Expiring 09/21/16	Morgan Stanley	AUD	5,148	3,712,500	3,827,936	(115,436)
Expiring 09/21/16	Morgan Stanley	AUD	5,036	3,693,948	3,744,675	(50,727)
Expiring 09/21/16	Morgan Stanley	AUD	4,917	3,658,682	3,655,974	2,708
Expiring 09/21/16	Morgan Stanley	AUD	3,195	2,352,597	2,375,229	(22,632)
Expiring 09/21/16	Morgan Stanley	AUD	3,106	2,227,697	2,309,478	(81,781)
Expiring 09/21/16	Morgan Stanley	AUD	2,598	1,925,536	1,931,460	(5,924)
Expiring 09/21/16	Morgan Stanley	AUD	2,131	1,563,272	1,584,737	(21,465)
Expiring 09/21/16	Morgan Stanley	AUD	2,031	1,499,750	1,509,997	(10,247)
Expiring 09/21/16	Morgan Stanley	AUD	1,930	1,377,852	1,435,079	(57,227)
Expiring 09/21/16	Morgan Stanley	AUD	1,820	1,312,205	1,353,007	(40,802)
Expiring 09/21/16	Morgan Stanley	AUD	889	656,445	660,930	(4,485)
Brazilian Real,
Expiring 07/05/16	Citigroup Global Markets	BRL	5,100	1,361,743	1,585,086	(223,343)
Expiring 07/05/16	Deutsche Bank AG	BRL	47,000	11,401,618	14,607,653	(3,206,035)
Expiring 07/05/16	Hong Kong & Shanghai Bank	BRL	4,200	1,121,705	1,305,365	(183,660)
Expiring 07/05/16	Morgan Stanley	BRL	6,110	1,903,545	1,898,995	4,550
Expiring 07/14/16	Barclays Capital Group	BRL	13,748	3,717,887	4,260,636	(542,749)
Expiring 08/15/16	Bank of America	BRL	5,997	1,826,177	1,839,766	(13,589)
Expiring 08/15/16	Bank of America	BRL	2,715	790,181	832,786	(42,605)
Expiring 10/04/16	Bank of America	BRL	4,100	1,036,531	1,239,137	(202,606)
Expiring 10/04/16	Bank of America	BRL	1,400	355,240	423,120	(67,880)
Expiring 10/04/16	Bank of America	BRL	10	2,418	3,022	(604)
Expiring 10/04/16	BNP Paribas	BRL	10,100	2,730,099	3,052,510	(322,411)
Expiring 10/04/16	BNP Paribas	BRL	500	120,476	151,114	(30,638)
Expiring 10/04/16	Citigroup Global Markets	BRL	980	236,990	296,184	(59,194)
Expiring 10/04/16	Citigroup Global Markets	BRL	400	96,913	120,891	(23,978)
Expiring 10/04/16	Deutsche Bank AG	BRL	15,000	3,441,873	4,533,430	(1,091,557)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	15,800	3,828,076	4,775,213	(947,137)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	10,300	2,568,579	3,112,956	(544,377)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	8,300	1,954,321	2,508,498	(554,177)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	7,900	1,938,888	2,387,606	(448,718)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	7,900	1,937,699	2,387,606	(449,907)
Expiring 10/04/16	JPMorgan Chase	BRL	8,100	1,927,654	2,448,053	(520,399)
Expiring 10/04/16	JPMorgan Chase	BRL	1,400	330,579	423,121	(92,542)
Expiring 10/04/16	JPMorgan Chase	BRL	1,300	328,449	392,898	(64,449)
Expiring 10/04/16	JPMorgan Chase	BRL	500	120,773	151,114	(30,341)
Expiring 10/04/16	Morgan Stanley	BRL	23,900	5,761,813	7,223,266	(1,461,453)
Expiring 10/04/16	Morgan Stanley	BRL	10	2,411	3,022	(611)
Expiring 01/04/17	BNP Paribas	BRL	17,000	3,952,110	5,002,345	(1,050,235)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 01/04/17	BNP Paribas	BRL	1,100	$253,304	$323,681	$(70,377)
Expiring 01/04/17	Deutsche Bank AG	BRL	1,100	252,740	323,681	(70,941)
Expiring 01/04/17	Deutsche Bank AG	BRL	200	47,418	58,851	(11,433)
Expiring 01/04/17	Goldman Sachs & Co.	BRL	3,100	725,248	912,192	(186,944)
Expiring 01/04/17	JPMorgan Chase	BRL	2,700	635,145	794,490	(159,345)
British Pound,
Expiring 07/05/16	Bank of America	GBP	77	111,165	102,511	8,654
Expiring 07/05/16	Citigroup Global Markets	GBP	293	415,160	390,075	25,085
Expiring 07/05/16	Goldman Sachs & Co.	GBP	1,261	1,820,713	1,678,789	141,924
Expiring 07/05/16	Goldman Sachs & Co.	GBP	70	93,345	93,192	153
Expiring 07/05/16	JPMorgan Chase	GBP	2,649	3,773,297	3,526,653	246,644
Expiring 07/05/16	JPMorgan Chase	GBP	1,280	1,871,471	1,704,083	167,388
Expiring 07/05/16	JPMorgan Chase	GBP	672	888,405	894,644	(6,239)
Expiring 07/05/16	JPMorgan Chase	GBP	265	377,499	352,798	24,701
Expiring 07/05/16	Morgan Stanley	GBP	27,115	39,845,221	36,098,607	3,746,614
Expiring 07/14/16	Bank of America	GBP	1,323	1,873,082	1,761,899	111,183
Expiring 08/02/16	Bank of America	GBP	1,261	1,678,202	1,679,209	(1,007)
Expiring 08/02/16	Citigroup Global Markets	GBP	90	121,370	119,848	1,522
Expiring 08/02/16	Standard Chartered PLC	GBP	27,439	36,850,028	36,539,099	310,929
Expiring 08/12/16	Bank of America	GBP	346	503,021	461,113	41,908
Expiring 08/12/16	Bank of America	GBP	21	28,347	28,148	199
Expiring 09/21/16	Barclays Capital Group	GBP	23,746	34,452,967	31,638,104	2,814,863
Expiring 09/21/16	Barclays Capital Group	GBP	21,451	31,122,824	28,580,039	2,542,785
Expiring 09/21/16	UBS AG	GBP	250	334,154	333,090	1,064
Expiring 09/21/16	UBS AG	GBP	250	333,990	333,090	900
Canadian Dollar,
Expiring 07/05/16	JPMorgan Chase	CAD	9,322	7,109,711	7,215,722	(106,011)
Expiring 07/14/16	Citigroup Global Markets	CAD	1,576	1,207,163	1,219,931	(12,768)
Expiring 08/02/16	Citigroup Global Markets	CAD	9,322	7,169,348	7,216,489	(47,141)
Expiring 09/21/16	Barclays Capital Group	CAD	27,932	21,496,359	21,623,126	(126,767)
Expiring 09/21/16	Barclays Capital Group	CAD	4,961	3,834,203	3,840,717	(6,514)
Expiring 09/21/16	Barclays Capital Group	CAD	2,595	2,007,215	2,008,771	(1,556)
Expiring 09/21/16	Barclays Capital Group	CAD	1,866	1,442,004	1,444,454	(2,450)
Expiring 09/21/16	Barclays Capital Group	CAD	982	759,441	760,030	(589)
Expiring 09/21/16	Citigroup Global Markets	CAD	687	529,361	532,098	(2,737)
Expiring 09/21/16	Citigroup Global Markets	CAD	502	383,359	388,900	(5,541)
Expiring 09/21/16	Citigroup Global Markets	CAD	494	377,586	382,266	(4,680)
Expiring 09/21/16	Citigroup Global Markets	CAD	334	258,141	258,826	(685)
Expiring 09/21/16	Morgan Stanley	CAD	16,620	12,906,567	12,866,165	40,402
Expiring 09/21/16	Morgan Stanley	CAD	12,551	9,810,015	9,716,192	93,823
Expiring 09/21/16	Morgan Stanley	CAD	7,715	5,906,443	5,972,710	(66,267)
Expiring 09/21/16	Morgan Stanley	CAD	6,301	4,892,835	4,877,519	15,316
Expiring 09/21/16	Morgan Stanley	CAD	6,101	4,667,618	4,722,848	(55,230)
Expiring 09/21/16	Morgan Stanley	CAD	4,783	3,738,789	3,703,031	35,758
Expiring 09/21/16	Morgan Stanley	CAD	3,853	2,977,701	2,982,372	(4,671)
Expiring 09/21/16	Morgan Stanley	CAD	2,932	2,244,625	2,269,809	(25,184)
Expiring 09/21/16	Morgan Stanley	CAD	2,213	1,693,264	1,713,300	(20,036)
Expiring 09/21/16	Morgan Stanley	CAD	970	749,873	751,049	(1,176)
Chinese Renminbi,
Expiring 07/14/16	Barclays Capital Group	CNH	13,815	2,124,184	2,071,500	52,684
Expiring 07/14/16	Citigroup Global Markets	CNH	22,871	3,507,605	3,429,550	78,055
Expiring 07/14/16	Citigroup Global Markets	CNH	9,280	1,429,342	1,391,534	37,808
Expiring 08/12/16	Bank of America	CNH	4,169	634,653	624,476	10,177
Expiring 08/19/16	Standard Chartered PLC	CNH	17,704	2,704,207	2,651,060	53,147
Expiring 01/06/17	Citigroup Global Markets	CNH	382	55,000	56,798	(1,798)
Expiring 01/06/17	Standard Chartered PLC	CNH	2,151	311,000	319,872	(8,872)
Colombian Peso,
Expiring 07/14/16	Citigroup Global Markets	COP	1,622,632	544,595	553,677	(9,082)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Danish Krone,
Expiring 08/12/16	JPMorgan Chase	DKK	1,315	$198,740	$196,525	$2,215
Expiring 10/03/16	Bank of America	DKK	1,520	228,468	227,637	831
Expiring 01/03/17	BNP Paribas	DKK	4,050	618,970	608,934	10,036
Expiring 01/03/17	Hong Kong & Shanghai Bank	DKK	1,616	247,518	242,973	4,545
Expiring 04/03/17	Bank of America	DKK	5,281	802,855	797,185	5,670
Expiring 04/03/17	Bank of America	DKK	4,419	666,030	667,029	(999)
Expiring 04/03/17	Bank of America	DKK	1,533	232,082	231,397	685
Expiring 04/03/17	BNP Paribas	DKK	4,085	624,035	616,644	7,391
Expiring 04/03/17	BNP Paribas	DKK	1,125	170,751	169,822	929
Expiring 04/03/17	JPMorgan Chase	DKK	68,472	10,349,386	10,336,006	13,380
Expiring 04/03/17	UBS AG	DKK	48,545	7,498,331	7,327,994	170,337
Euro,
Expiring 07/05/16	Goldman Sachs & Co.	EUR	68,408	76,313,759	75,929,918	383,841
Expiring 07/14/16	Citigroup Global Markets	EUR	8,824	10,077,343	9,797,621	279,722
Expiring 07/14/16	Citigroup Global Markets	EUR	4,873	5,567,524	5,410,676	156,848
Expiring 07/14/16	Citigroup Global Markets	EUR	4,531	5,031,259	5,031,249	10
Expiring 08/02/16	Barclays Capital Group	EUR	66,543	73,672,060	73,937,219	(265,159)
Expiring 08/12/16	Bank of America	EUR	6,715	7,708,354	7,463,632	244,722
Expiring 08/12/16	Bank of America	EUR	3,563	4,085,059	3,960,267	124,792
Expiring 08/12/16	Bank of America	EUR	1,160	1,288,425	1,289,369	(944)
Expiring 08/12/16	Bank of America	EUR	590	653,850	655,800	(1,950)
Expiring 08/12/16	Bank of America	EUR	480	542,167	533,532	8,635
Expiring 08/12/16	Bank of America	EUR	415	476,340	461,282	15,058
Expiring 08/12/16	Bank of America	EUR	360	409,661	400,149	9,512
Expiring 08/12/16	Bank of America	EUR	310	353,179	344,573	8,606
Expiring 08/12/16	Bank of America	EUR	295	331,867	327,899	3,968
Expiring 08/12/16	Bank of America	EUR	295	331,458	327,900	3,558
Expiring 08/12/16	Bank of America	EUR	290	331,240	322,342	8,898
Expiring 08/12/16	Bank of America	EUR	205	233,273	227,862	5,411
Expiring 08/12/16	Bank of America	EUR	195	221,468	216,747	4,721
Expiring 08/12/16	Bank of America	EUR	150	167,769	166,729	1,040
Expiring 08/12/16	Bank of America	EUR	135	154,189	150,056	4,133
Expiring 08/12/16	Bank of America	EUR	130	146,069	144,498	1,571
Expiring 08/12/16	BNP Paribas	EUR	2,123	2,342,905	2,359,767	(16,862)
Expiring 08/12/16	Goldman Sachs & Co.	EUR	6,043	6,903,783	6,716,944	186,839
Expiring 08/12/16	Morgan Stanley	EUR	426	477,662	473,509	4,153
Expiring 08/12/16	Standard Chartered PLC	EUR	278	312,600	309,003	3,597
Expiring 08/16/16	Bank of America	EUR	1,532	1,728,218	1,703,372	24,846
Expiring 09/21/16	Barclays Capital Group	EUR	2,257	2,503,210	2,512,633	(9,423)
Expiring 09/21/16	Barclays Capital Group	EUR	2,117	2,350,056	2,356,915	(6,859)
Expiring 09/21/16	Citigroup Global Markets	EUR	174	194,969	193,675	1,294
Expiring 09/21/16	Citigroup Global Markets	EUR	150	167,847	166,412	1,435
Expiring 09/21/16	Citigroup Global Markets	EUR	130	145,395	144,581	814
Expiring 09/21/16	Citigroup Global Markets	EUR	107	120,223	118,972	1,251
Expiring 09/21/16	Citigroup Global Markets	EUR	107	119,722	118,971	751
Expiring 09/21/16	Citigroup Global Markets	EUR	94	105,044	104,241	803
Expiring 09/21/16	Citigroup Global Markets	EUR	28	31,369	30,852	517
Expiring 09/21/16	Citigroup Global Markets	EUR	1	1,031	1,024	7
Expiring 09/21/16	Morgan Stanley	EUR	31,253	35,025,948	34,790,950	234,998
Expiring 09/21/16	Morgan Stanley	EUR	18,004	20,286,162	20,041,975	244,187
Expiring 09/21/16	Morgan Stanley	EUR	16,835	19,164,250	18,741,194	423,056
Expiring 09/21/16	Morgan Stanley	EUR	13,383	14,998,947	14,898,315	100,632
Expiring 09/21/16	Morgan Stanley	EUR	11,729	13,356,210	13,057,370	298,840
Expiring 09/21/16	Morgan Stanley	EUR	6,878	7,749,486	7,656,204	93,282
Expiring 09/21/16	Morgan Stanley	EUR	6,293	7,163,503	7,005,367	158,136
Expiring 09/21/16	Morgan Stanley	EUR	5,937	6,572,580	6,608,572	(35,992)
Expiring 09/21/16	Morgan Stanley	EUR	5,716	6,333,957	6,362,731	(28,774)
Expiring 09/21/16	Morgan Stanley	EUR	1,665	1,895,424	1,853,015	42,409
Expiring 09/21/16	Morgan Stanley	EUR	49	54,804	54,336	468

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/21/16	Morgan Stanley	EUR	—	(r)	$399	$398	$1
Expiring 09/21/16	UBS AG	EUR	7,625		8,695,968	8,488,269	207,699
Expiring 09/21/16	UBS AG	EUR	1,125		1,271,236	1,252,368	18,868
Expiring 09/21/16	UBS AG	EUR	1,125		1,247,955	1,252,368	(4,413)
Expiring 09/21/16	UBS AG	EUR	625		695,723	695,760	(37)
Expiring 09/21/16	UBS AG	EUR	625		694,479	695,760	(1,281)
Expiring 09/21/16	UBS AG	EUR	625		693,317	695,760	(2,443)
Expiring 09/21/16	UBS AG	EUR	625		692,833	695,760	(2,927)
Expiring 09/21/16	UBS AG	EUR	500		555,561	556,608	(1,047)
Expiring 09/21/16	UBS AG	EUR	500		553,970	556,608	(2,638)
Expiring 09/21/16	UBS AG	EUR	375		426,616	417,456	9,160
Expiring 09/21/16	UBS AG	EUR	250		276,733	278,304	(1,571)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3		3,501	2,945	556
Indian Rupee,
Expiring 07/14/16	Bank of America	INR	94,344		1,401,218	1,394,274	6,944
Expiring 07/15/16	Citigroup Global Markets	INR	47,377		703,711	700,046	3,665
Japanese Yen,
Expiring 07/05/16	Citigroup Global Markets	JPY	44,100		403,707	427,123	(23,416)
Expiring 07/05/16	UBS AG	JPY	911,939		8,291,822	8,832,438	(540,616)
Expiring 07/05/16	UBS AG	JPY	281,400		2,578,300	2,725,456	(147,156)
Expiring 07/14/16	Barclays Capital Group	JPY	2,177,478		19,752,696	21,095,573	(1,342,877)
Expiring 07/14/16	Barclays Capital Group	JPY	16,000		156,042	155,009	1,033
Expiring 08/02/16	Deutsche Bank AG	JPY	6,400		62,398	62,041	357
Expiring 08/02/16	Standard Chartered PLC	JPY	44,100		433,232	427,501	5,731
Expiring 08/02/16	Standard Chartered PLC	JPY	19,639		192,928	190,376	2,552
Expiring 08/12/16	Bank of America	JPY	357,580		3,341,557	3,467,493	(125,936)
Expiring 08/12/16	Bank of America	JPY	17,000		158,112	164,850	(6,738)
Expiring 08/12/16	Bank of America	JPY	16,067		150,386	155,800	(5,414)
Expiring 09/21/16	Barclays Capital Group	JPY	1,827,524		16,820,983	17,749,785	(928,802)
Expiring 09/21/16	Barclays Capital Group	JPY	916,559		8,357,108	8,902,059	(544,951)
Expiring 09/21/16	Barclays Capital Group	JPY	345,710		3,152,151	3,357,697	(205,546)
Expiring 09/21/16	Barclays Capital Group	JPY	175,266		1,717,357	1,702,271	15,086
Expiring 09/21/16	Barclays Capital Group	JPY	158,875		1,552,043	1,543,066	8,977
Expiring 09/21/16	Barclays Capital Group	JPY	158,584		1,547,052	1,540,242	6,810
Expiring 09/21/16	Barclays Capital Group	JPY	61,938		606,906	601,575	5,331
Expiring 09/21/16	Barclays Capital Group	JPY	58,182		567,589	565,090	2,499
Expiring 09/21/16	Barclays Capital Group	JPY	4,792		47,269	46,541	728
Expiring 09/21/16	Morgan Stanley	JPY	804,586		7,912,386	7,814,519	97,867
Expiring 09/21/16	Morgan Stanley	JPY	661,995		6,096,020	6,429,614	(333,594)
Expiring 09/21/16	Morgan Stanley	JPY	511,320		4,610,826	4,966,179	(355,353)
Expiring 09/21/16	Morgan Stanley	JPY	483,482		4,511,763	4,695,812	(184,049)
Expiring 09/21/16	Morgan Stanley	JPY	335,259		3,300,030	3,256,198	43,832
Expiring 09/21/16	Morgan Stanley	JPY	278,141		2,667,160	2,701,435	(34,275)
Expiring 09/21/16	Morgan Stanley	JPY	236,188		2,174,951	2,293,971	(119,020)
Expiring 09/21/16	Morgan Stanley	JPY	182,412		1,644,898	1,771,669	(126,771)
Expiring 09/21/16	Morgan Stanley	JPY	171,587		1,601,213	1,666,531	(65,318)
Expiring 09/21/16	Morgan Stanley	JPY	158,875		1,562,391	1,543,066	19,325
Expiring 09/21/16	Morgan Stanley	JPY	102,888		1,015,662	999,300	16,362
Expiring 09/21/16	Morgan Stanley	JPY	99,815		956,874	969,455	(12,581)
Expiring 09/21/16	UBS AG	JPY	12,500		135,988	121,404	14,584
Malaysian Ringgit,
Expiring 08/10/16	UBS AG	MYR	8,288		2,037,152	2,050,027	(12,875)
Mexican Peso,
Expiring 07/14/16	Bank of America	MXN	35,948		2,040,993	1,963,606	77,387
Expiring 07/14/16	Bank of America	MXN	12,404		685,774	677,546	8,228
Expiring 07/14/16	Bank of America	MXN	90		5,199	4,916	283
Expiring 08/15/16	Bank of America	MXN	32,935		1,788,816	1,793,155	(4,339)
Expiring 08/25/16	Barclays Capital Group	MXN	10,046		545,940	546,357	(417)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 08/25/16	Citigroup Global Markets	MXN	25,398	$1,356,282	$1,381,284	$(25,002)
Expiring 08/25/16	Citigroup Global Markets	MXN	8,236	450,419	447,919	2,500
Expiring 08/25/16	JPMorgan Chase	MXN	95,566	5,276,678	5,197,393	79,285
Expiring 08/25/16	JPMorgan Chase	MXN	26,834	1,481,615	1,459,353	22,262
New Taiwanese Dollar,
Expiring 08/18/16	Goldman Sachs & Co.	TWD	29,340	907,642	910,541	(2,899)
Expiring 08/18/16	JPMorgan Chase	TWD	57,825	1,760,000	1,794,571	(34,571)
New Zealand Dollar,
Expiring 08/12/16	Citigroup Global Markets	NZD	1,649	1,120,448	1,174,695	(54,247)
Expiring 09/21/16	Barclays Capital Group	NZD	156,740	106,033,571	111,434,730	(5,401,159)
Expiring 09/21/16	Barclays Capital Group	NZD	71,739	48,531,180	51,003,271	(2,472,091)
Expiring 09/21/16	Barclays Capital Group	NZD	10,310	7,276,084	7,329,636	(53,552)
Expiring 09/21/16	Barclays Capital Group	NZD	9,862	6,953,794	7,011,531	(57,737)
Expiring 09/21/16	Barclays Capital Group	NZD	4,219	2,818,372	2,999,355	(180,983)
Expiring 09/21/16	Barclays Capital Group	NZD	4,055	2,861,958	2,883,022	(21,064)
Expiring 09/21/16	Barclays Capital Group	NZD	1,581	1,056,381	1,124,217	(67,836)
Expiring 09/21/16	Morgan Stanley	NZD	19,386	13,668,012	13,782,199	(114,187)
Expiring 09/21/16	Morgan Stanley	NZD	10,001	7,008,474	7,110,106	(101,632)
Expiring 09/21/16	Morgan Stanley	NZD	7,367	5,194,161	5,237,555	(43,394)
Expiring 09/21/16	Morgan Stanley	NZD	7,034	4,743,187	5,000,735	(257,548)
Expiring 09/21/16	Morgan Stanley	NZD	3,854	2,718,129	2,740,122	(21,993)
Expiring 09/21/16	Morgan Stanley	NZD	3,796	2,660,426	2,699,006	(38,580)
Expiring 09/21/16	Morgan Stanley	NZD	2,385	1,608,486	1,695,825	(87,339)
Norwegian Krone,
Expiring 08/12/16	Bank of America	NOK	8,577	1,052,031	1,024,794	27,237
Expiring 09/21/16	Barclays Capital Group	NOK	2,986	351,184	356,798	(5,614)
Expiring 09/21/16	Morgan Stanley	NOK	891,416	106,983,128	106,500,441	482,687
Expiring 09/21/16	Morgan Stanley	NOK	366,014	43,927,178	43,728,987	198,191
Expiring 09/21/16	Morgan Stanley	NOK	61,016	7,282,717	7,289,814	(7,097)
Expiring 09/21/16	Morgan Stanley	NOK	41,954	4,951,182	5,012,420	(61,238)
Expiring 09/21/16	Morgan Stanley	NOK	23,519	2,807,153	2,809,889	(2,736)
Expiring 09/21/16	Morgan Stanley	NOK	15,942	1,881,371	1,904,640	(23,269)
Expiring 09/21/16	Morgan Stanley	NOK	7,906	926,677	944,504	(17,827)
Polish Zloty,
Expiring 07/14/16	Barclays Capital Group	PLN	5,440	1,448,095	1,378,392	69,703
Expiring 07/14/16	Barclays Capital Group	PLN	16	4,173	4,055	118
Expiring 07/14/16	Citigroup Global Markets	PLN	6,443	1,715,987	1,632,493	83,494
Expiring 07/14/16	Citigroup Global Markets	PLN	690	185,354	174,832	10,522
Russian Ruble,
Expiring 07/15/16	UBS AG	RUB	15,550	230,360	242,177	(11,817)
Expiring 09/15/16	JPMorgan Chase	RUB	15,550	237,587	238,173	(586)
Singapore Dollar,
Expiring 07/14/16	Barclays Capital Group	SGD	1,584	1,165,898	1,175,956	(10,058)
Expiring 07/14/16	Barclays Capital Group	SGD	80	58,915	59,380	(465)
Expiring 08/15/16	Citigroup Global Markets	SGD	2,612	1,935,942	1,937,944	(2,002)
Expiring 08/15/16	Citigroup Global Markets	SGD	2,236	1,628,715	1,659,041	(30,326)
Expiring 08/18/16	Citigroup Global Markets	SGD	7,435	5,475,165	5,516,586	(41,421)
Expiring 08/18/16	JPMorgan Chase	SGD	1,339	970,000	993,179	(23,179)
Expiring 09/21/16	Barclays Capital Group	SGD	19,226	13,868,501	14,259,265	(390,764)
Expiring 09/21/16	Morgan Stanley	SGD	72,928	52,926,712	54,088,261	(1,161,549)
Expiring 09/21/16	Morgan Stanley	SGD	10,706	7,890,182	7,940,174	(49,992)
Expiring 09/21/16	Morgan Stanley	SGD	8,217	6,073,381	6,094,531	(21,150)
Expiring 09/21/16	Morgan Stanley	SGD	6,560	4,809,407	4,865,306	(55,899)
Expiring 09/21/16	Morgan Stanley	SGD	6,078	4,399,714	4,507,794	(108,080)
Expiring 09/21/16	Morgan Stanley	SGD	5,642	4,173,288	4,184,695	(11,407)
Expiring 09/21/16	Morgan Stanley	SGD	4,866	3,529,999	3,608,910	(78,911)
Expiring 09/21/16	Morgan Stanley	SGD	4,532	3,333,104	3,361,509	(28,405)
Expiring 09/21/16	Morgan Stanley	SGD	4,180	3,030,498	3,100,266	(69,768)
Expiring 09/21/16	Morgan Stanley	SGD	3,985	2,936,704	2,955,311	(18,607)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar (continued),
Expiring 09/21/16	Morgan Stanley	SGD	3,728	$2,766,618	$2,765,105	$1,513
Expiring 09/21/16	Morgan Stanley	SGD	3,294	2,434,622	2,443,100	(8,478)
Expiring 09/21/16	Morgan Stanley	SGD	3,186	2,312,248	2,363,036	(50,788)
Expiring 09/21/16	Morgan Stanley	SGD	3,157	2,314,415	2,341,315	(26,900)
Expiring 09/21/16	Morgan Stanley	SGD	2,255	1,668,563	1,672,602	(4,039)
Expiring 09/21/16	Morgan Stanley	SGD	2,092	1,514,235	1,551,432	(37,197)
Expiring 09/21/16	Morgan Stanley	SGD	1,721	1,248,138	1,276,039	(27,901)
Expiring 09/21/16	Morgan Stanley	SGD	1,707	1,254,998	1,265,693	(10,695)
Expiring 09/21/16	Morgan Stanley	SGD	1,562	1,132,674	1,158,750	(26,076)
Expiring 09/21/16	Morgan Stanley	SGD	1,530	1,135,328	1,134,707	621
Expiring 09/21/16	Morgan Stanley	SGD	1,036	752,055	768,574	(16,519)
South African Rand,
Expiring 07/14/16	Citigroup Global Markets	ZAR	45,920	3,003,201	3,108,754	(105,553)
South Korean Won,
Expiring 08/18/16	Barclays Capital Group	KRW	1,707,978	1,436,000	1,481,996	(45,996)
Expiring 08/18/16	Barclays Capital Group	KRW	611,680	522,000	530,748	(8,748)
Expiring 08/18/16	Goldman Sachs & Co.	KRW	6,127,232	5,286,654	5,316,539	(29,885)
Expiring 08/18/16	Goldman Sachs & Co.	KRW	535,320	450,000	464,492	(14,492)
Expiring 08/18/16	Hong Kong & Shanghai Bank	KRW	699,361	598,000	606,829	(8,829)
Expiring 08/18/16	JPMorgan Chase	KRW	178,290	153,216	154,700	(1,484)
Swedish Krona,
Expiring 09/21/16	Barclays Capital Group	SEK	446,705	53,870,467	52,994,032	876,435
Expiring 09/21/16	Barclays Capital Group	SEK	161,587	19,486,629	19,169,595	317,034
Expiring 09/21/16	Barclays Capital Group	SEK	24,124	2,981,553	2,861,851	119,702
Expiring 09/21/16	Barclays Capital Group	SEK	9,046	1,118,089	1,073,201	44,888
Expiring 09/21/16	Citigroup Global Markets	SEK	1,065	128,809	126,323	2,486
Expiring 09/21/16	Citigroup Global Markets	SEK	643	77,503	76,241	1,262
Expiring 09/21/16	Citigroup Global Markets	SEK	613	74,091	72,763	1,328
Expiring 09/21/16	Morgan Stanley	SEK	59,120	6,972,937	7,013,628	(40,691)
Expiring 09/21/16	Morgan Stanley	SEK	52,548	6,478,294	6,233,954	244,340
Expiring 09/21/16	Morgan Stanley	SEK	31,315	3,795,629	3,715,048	80,581
Expiring 09/21/16	Morgan Stanley	SEK	24,298	2,868,956	2,882,535	(13,579)
Expiring 09/21/16	Morgan Stanley	SEK	23,334	2,876,708	2,768,208	108,500
Expiring 09/21/16	Morgan Stanley	SEK	23,067	2,720,586	2,736,462	(15,876)
Expiring 09/21/16	Morgan Stanley	SEK	11,696	1,417,622	1,387,526	30,096
Expiring 09/21/16	Morgan Stanley	SEK	9,644	1,138,719	1,144,109	(5,390)
Expiring 09/21/16	UBS AG	SEK	8,000	993,943	949,065	44,878
Expiring 09/21/16	UBS AG	SEK	2,000	235,776	237,266	(1,490)
Swiss Franc,
Expiring 07/05/16	JPMorgan Chase	CHF	194	196,307	198,734	(2,427)
Expiring 08/02/16	Barclays Capital Group	CHF	194	198,743	199,093	(350)
Expiring 09/21/16	UBS AG	CHF	250	264,429	257,262	7,167

				$1,608,379,169	$1,623,773,456	(15,394,287)

						$2,443,143

(r)	Less than $500 par.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
BRL	32,940	01/04/21	12.487%	Brazilian interbank overnight lending rate(1)	$68,464	$—	$68,464	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
EUR	300	10/15/17	0.580%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	$(2,066)	$—	$(2,066)	JPMorgan Chase
EUR	300	10/15/17	0.580%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,066)	(35)	(2,031)	Deutsche Bank AG
EUR	100	10/15/17	0.570%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(666)	—	(666)	Deutsche Bank AG
EUR	100	10/15/17	0.550%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(621)	—	(621)	BNP Paribas
EUR	2,300	05/15/18	0.830%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(1)	(3,049)	—	(3,049)	Citigroup Global Markets
EUR	100	08/15/18	0.655%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(889)	(133)	(756)	Citigroup Global Markets
EUR	300	09/15/18	0.605%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(2,156)	—	(2,156)	Deutsche Bank AG
EUR	200	09/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,744)	(172)	(1,572)	Goldman Sachs & Co.
EUR	200	09/15/18	0.615%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,505)	—	(1,505)	Credit Suisse First Boston Corp.
EUR	100	09/15/18	0.640%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(838)	—	(838)	Citigroup Global Markets
EUR	500	10/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(3,980)	379	(4,359)	Deutsche Bank AG
EUR	200	10/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,592)	—	(1,592)	Goldman Sachs & Co.
EUR	1,230	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(3,788)	—	(3,788)	Citigroup Global Markets
EUR	540	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,663)	—	(1,663)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
EUR	400	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	$(1,232)	$—	$(1,232)	BNP Paribas
EUR	200	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(616)	—	(616)	Deutsche Bank AG
EUR	1,700	05/15/21	0.875%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(8,925)	—	(8,925)	Citigroup Global Markets
EUR	200	06/15/25	1.675%	Inflation Floor Option, Inflation on the France Consumer Price Index(1)	20,405	—	20,405	Citigroup Global Markets
EUR	400	05/15/26	1.178%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(1)	6,601	(67)	6,668	Citigroup Global Markets
EUR	100	06/15/26	1.090%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(783)	(193)	(590)	Citigroup Global Markets
EUR	100	06/15/26	1.090%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(783)	—	(783)	Goldman Sachs & Co.
EUR	100	06/15/26	1.090%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(783)	(191)	(592)	Deutsche Bank AG
EUR	100	06/15/26	1.090%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(783)	33	(816)	BNP Paribas
GBP	2,590	01/14/30	3.140%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	181,152	—	181,152	Goldman Sachs & Co.
GBP	700	04/15/30	3.190%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	48,922	—	48,922	Citigroup Global Markets
GBP	300	05/15/30	3.350%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	32,742	—	32,742	Citigroup Global Markets
GBP	100	05/15/30	3.353%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	10,984	—	10,984	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
GBP	1,300	06/15/30	3.400%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	$152,358	$(1,199)	$153,557	Citigroup Global Markets
GBP	400	06/15/30	3.430%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	50,269	279	49,990	Citigroup Global Markets
GBP	300	06/15/30	3.400%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	35,159	934	34,225	Goldman Sachs & Co.
GBP	200	06/15/30	3.430%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	25,135	56	25,079	Bank of America
GBP	200	06/15/30	3.400%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	23,440	940	22,500	BNP Paribas
GBP	100	06/15/30	3.430%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	12,567	(68)	12,635	Credit Suisse First Boston Corp.
GBP	1,100	08/15/30	3.325%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	100,383	(3,501)	103,884	Goldman Sachs & Co.
GBP	400	08/15/30	3.350%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	39,289	(4,559)	43,848	Bank of America
GBP	400	08/15/30	3.325%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	36,503	798	35,705	Deutsche Bank AG
GBP	200	08/15/30	3.325%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	18,251	(666)	18,917	Citigroup Global Markets
GBP	200	09/15/30	3.275%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	15,485	—	15,485	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
GBP	100	04/15/31	3.140%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	$1,793	$—	$1,793	Citigroup Global Markets
GBP	1,000	06/15/31	3.100%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	(3,268)	—	(3,268)	Deutsche Bank AG
GBP	200	04/15/35	3.358%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	25,669	—	25,669	Goldman Sachs & Co.
GBP	100	04/15/35	3.335%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	11,907	54	11,853	Credit Suisse First Boston Corp.
GBP	600	01/12/45	3.328%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(1)	127,804	6,582	121,222	Credit Suisse First Boston Corp.
GBP	240	05/15/46	3.145%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(2)	(5,665)	4,090	(9,755)	Goldman Sachs & Co.
GBP	200	06/15/46	3.120%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index(2)	1,458	—	1,458	Goldman Sachs & Co.
MXN	4,000	02/09/29	7.380%	28 day Mexican interbank rate(1)	21,859	19,511	2,348	Hong Kong & Shanghai Bank
	1,600	10/23/16	1.935%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(43,362)	(2,655)	(40,707)	Royal Bank of Scotland Group PLC
	2,400	10/31/16	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(64,770)	—	(64,770)	Royal Bank of Scotland Group PLC
	700	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(16,586)	(153)	(16,433)	BNP Paribas
	2,500	02/10/17	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(61,498)	—	(61,498)	Deutsche Bank AG
	800	02/12/17	2.415%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(41,626)	87	(41,713)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
1,800	04/15/17	1.908%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$(60,481)	$—	$(60,481)	Barclays Capital Group
200	04/15/17	1.715%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	609	—	609	Bank of America
4,500	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(251,510)	8,389	(259,899)	Royal Bank of Scotland Group PLC
1,300	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(72,658)	1,092	(73,750)	BNP Paribas
800	10/16/17	1.010%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	5,083	—	5,083	Bank of America
100	05/23/18	1.580%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(58)	—	(58)	Bank of America
300	06/07/18	1.565%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(126)	—	(126)	Bank of America
600	10/01/18	2.175%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(30,043)	(374)	(29,669)	Goldman Sachs & Co.
900	11/01/18	2.173%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(45,280)	—	(45,280)	Deutsche Bank AG
250	03/04/19	1.725%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(3,543)	—	(3,543)	Deutsche Bank AG
3,000	11/23/20	1.570%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(13,099)	—	(13,099)	Bank of America
1,200	06/30/21	1.493%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	5,582	—	5,582	Bank of America
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(109,190)	—	(109,190)	Deutsche Bank AG

				$216,582	$29,258	$187,324

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
CAD	4,300	04/17/18	0.900%	3 Month CDOR(1)	$1,339	$1,813	$474
GBP	19,000	09/21/18	1.000%	6 Month LIBOR(2)	(43,758)	(253,960)	(210,202)
GBP	8,900	12/17/19	2.250%	6 Month LIBOR(2)	(633,028)	(704,111)	(71,083)
GBP	1,000	03/18/25	2.750%	6 Month LIBOR(2)	(109,443)	(217,351)	(107,908)
GBP	2,060	09/16/25	2.000%	6 Month LIBOR(2)	57,492	(270,553)	(328,045)
GBP	270	03/18/45	2.000%	6 Month LIBOR(2)	7,110	(72,088)	(79,198)
JPY	710,000	12/20/19	0.250%	6 Month LIBOR(1)	3,638	101,001	97,363
JPY	3,510,000	09/18/20	0.500%	6 Month LIBOR(1)	416,497	1,008,655	592,158
JPY	1,171,740	07/22/24	0.678%	6 Month LIBOR(2)	—	(741,034)	(741,034)
JPY	210,000	03/18/26	0.300%	6 Month LIBOR(1)	30,302	73,010	42,708
JPY	5,820,000	06/19/33	1.500%	6 Month LIBOR(1)	4,084,654	13,746,705	9,662,051
JPY	710,000	06/17/35	1.250%	6 Month LIBOR(1)	693,845	1,508,629	814,784
JPY	70,000	12/21/45	1.500%	6 Month LIBOR(2)	(167,352)	(272,242)	(104,890)
JPY	105,700	05/09/46	0.641%	6 Month LIBOR(2)	—	(150,713)	(150,713)
MXN	25,000	11/17/21	5.430%	28 Day Mexican Interbank Rate(1)	(41,814)	(9,114)	32,700
MXN	26,700	07/13/22	5.940%	28 Day Mexican Interbank Rate(1)	—	21,154	21,154
MXN	49,100	09/02/22	5.500%	28 Day Mexican Interbank Rate(1)	(91,297)	(27,479)	63,818
MXN	300	09/16/22	5.975%	28 Day Mexican Interbank Rate(1)	—	272	272
	69,700	12/12/17	0.950%	3 Month LIBOR(2)	(49,139)	(210,419)	(161,280)
	1,100	12/16/17	1.500%	3 Month LIBOR(2)	(4,840)	(13,150)	(8,310)
	23,250	02/26/18	0.771%	3 Month LIBOR(1)	—	66,627	66,627
	1,200	04/05/18	0.996%	3 Month LIBOR(2)	—	(2,748)	(2,748)
	21,500	06/24/18	0.907%	3 Month LIBOR(1)	—	72,142	72,142
	72,200	05/15/19	1.500%	3 Month LIBOR(2)	(22,241)	(385,778)	(363,537)
	4,800	12/16/20	2.000%	3 Month LIBOR(2)	(117,553)	(223,820)	(106,267)
	19,140	06/01/21	1.340%	3 Month LIBOR(1)	—	328,431	328,431
	2,300	06/13/21	1.185%	3 Month LIBOR(1)	—	21,426	21,426
	9,950	06/27/21	1.220%	3 Month LIBOR(1)	—	107,851	107,851
	11,400	06/28/21	1.450%	3 Month LIBOR(2)	—	(38,068)	(38,068)
	80,300	06/17/22	2.500%	3 Month LIBOR(2)	(2,193,336)	(6,786,722)	(4,593,386)
	5,200	08/31/22	0.019%	3 Month LIBOR(2)	—	(286,939)	(286,939)
	69,364	11/30/22	0.019%	3 Month LIBOR(2)	9,227	(3,512,846)	(3,522,073)
	3,700	12/16/22	2.250%	3 Month LIBOR(2)	34,601	(262,340)	(296,941)
	400	12/16/22	2.250%	3 Month LIBOR(1)	2,777	28,355	25,578
	7,900	06/17/25	2.750%	3 Month LIBOR(2)	(305,312)	(994,798)	(689,486)
	4,600	08/05/25	2.350%	3 Month LIBOR(2)	—	(443,437)	(443,437)
	600	09/16/25	2.233%	3 Month LIBOR(2)	—	(50,424)	(50,424)
	500	09/16/25	2.225%	3 Month LIBOR(2)	—	(41,677)	(41,677)
	700	10/02/25	2.350%	3 Month LIBOR(2)	—	(64,798)	(64,798)
	18,100	10/28/25	2.800%	3 Month LIBOR(2)	(234,621)	(896,960)	(662,339)
	1,700	12/16/25	2.500%	3 Month LIBOR(2)	18,627	(180,653)	(199,280)
	9,100	02/22/26	2.500%	3 Month LIBOR(2)	—	(302,928)	(302,928)
	7,450	03/16/26	2.400%	3 Month LIBOR(2)	(45,738)	(210,114)	(164,376)
	1,800	04/21/26	2.300%	3 Month LIBOR(2)	—	(41,235)	(41,235)
	2,400	04/27/26	2.300%	3 Month LIBOR(2)	—	(54,740)	(54,740)
	15,120	05/23/26	1.738%	3 Month LIBOR(2)	—	(501,412)	(501,412)
	9,580	05/27/26	1.735%	3 Month LIBOR(2)	—	(313,543)	(313,543)
	2,300	06/13/26	1.580%	3 Month LIBOR(2)	325	(39,619)	(39,944)
	16,000	06/15/26	2.250%	3 Month LIBOR(2)	(48,579)	(1,348,390)	(1,299,811)
	5,900	06/15/26	2.250%	3 Month LIBOR(2)	19,778	(480,362)	(500,140)
	2,800	12/21/26	1.750%	3 Month LIBOR(2)	(26,125)	(73,467)	(47,342)
	1,400	12/21/26	1.750%	3 Month LIBOR(2)	(8,934)	(40,774)	(31,840)
	1,584	02/15/41	2.720%	3 Month LIBOR(2)	(2,663)	(301,422)	(298,759)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
6,000	11/04/45	2.591%	3 Month LIBOR(2)	$—	$(1,046,004)	$(1,046,004)

				$1,234,439	$(4,782,161)	$(6,016,600)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.AAA.8	10/17/57	0.500%	1,200	$(44,730)	$(63,017)	$18,287	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
BMW Finance NV	12/20/20	1.000%	EUR	1,500	0.655%	$26,176	$(21,035)	$47,211	Barclays Capital Group
Ford Motor Credit Co.	06/20/21	5.000%		800	1.403%	136,914	123,381	13,533	JPMorgan Chase
Italy Government	03/20/19	1.000%		900	1.022%	(255)	(15,622)	15,367	Deutsche Bank AG
Italy Government	06/20/21	1.000%		4,100	1.390%	(73,930)	(69,127)	(4,803)	Citigroup Global Markets
Italy Government	06/20/21	1.000%		1,700	1.521%	(40,936)	(29,843)	(11,093)	JPMorgan Chase
Italy Government	06/20/21	1.000%		1,100	1.521%	(26,488)	(18,177)	(8,311)	Bank of America
Italy Government	06/20/21	1.000%		800	1.390%	(14,425)	(13,675)	(750)	Goldman Sachs & Co.
Republic of Brazil	12/20/20	1.000%		125	2.854%	(9,675)	(20,372)	10,697	Deutsche Bank AG
Tesco PLC	12/20/20	1.000%	EUR	800	2.545%	(58,055)	(74,222)	16,167	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		300	1.079%	(659)	2,557	(3,216)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%		200	1.079%	(439)	1,753	(2,192)	Citigroup Global Markets
United Mexican States	09/20/20	1.000%		1,200	1.333%	(16,023)	(21,775)	5,752	Bank of America
United Mexican States	09/20/20	1.000%		500	1.333%	(6,676)	(9,072)	2,396	Barclays Capital Group
Volkswagen International	12/20/16	1.000%	EUR	20	0.346%	(116)	(168)	52	Bank of America

						$(84,587)	$(165,397)	$80,810

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX ITRX XO22 5Y Index	12/20/19	5.000%	EUR	2,253	$250,226	$119,442	$(130,784)
Dow Jones CDX NA IG25 5Y Index	12/20/20	1.000%		12,380	(77,013)	101,425	178,438

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1) (continued):
Markit iTraxx Europe Crossover Index	12/20/20	5.000%	EUR	1,120	$83,873	$56,494	$(27,379)

					$257,086	$277,361	$20,275

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
Dow Jones CDX NA HY26 5Y Index	06/20/21	5.000%	3,325	$(53,793)	$(111,745)	$(57,952)
Dow Jones CDX NA HY26 5Y Index	06/20/21	5.000%	2,967	(68,530)	(99,743)	(31,213)
Dow Jones CDX NA IG26 5Y Index	06/20/21	1.000%	50	(505)	(562)	(57)

				$(122,828)	$(212,050)	$(89,222)

Cash of $3,146,041, $1,978,000, and $307,567 have been segregated with Goldman Sachs & Co., Morgan Stanley, and Citigroup Global Markets respectively, and U.S. Treasury Obligations with a market value of $1,738,193 and $568,848 have been segregated with Morgan Stanley and Goldman Sachs, & Co., respectively to cover requirement for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016:

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements:
Bank of America	51,000	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +13 bps.	$(2,216)	$—	$(2,216)
Bank of America	276	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	—	—	—
Bank of America	(5)	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	12,389	—	12,389
Deutsche Bank AG	(2)	Pay or receive amounts based on market value fluctuation of Abbott Laboratories	(1,607)	—	(1,607)
Deutsche Bank AG	800	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	(36,120)	—	(36,120)
Deutsche Bank AG	(9)	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	20,356	—	20,356
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	(434,481)	—	(434,481)
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of Aetna, Inc.	(40,774)	—	(40,774)
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of AGL Resources, Inc.	4,022	—	4,022
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of Alere, Inc.	(45,899)	—	(45,899)
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of Alibaba Group Holding Ltd.	(11,524)	—	(11,524)
Deutsche Bank AG	(5)	Pay or receive amounts based on market value fluctuation of Allergan PLC	298,921	—	298,921
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(154,923)	—	(154,923)
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Amsurg Corp.	(474)	—	(474)
Deutsche Bank AG	(21)	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	(6,560)	—	(6,560)
Deutsche Bank AG	25	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(12,050)	—	(12,050)
Deutsche Bank AG	(9)	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	28,389	—	28,389
Deutsche Bank AG	25	Pay or receive amounts based on market value fluctuation of Apollo Education Group	13,734	—	13,734

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG	AUD	108	Pay or receive amounts based on market value fluctuation of Asciano Ltd.	$428	$—	$428
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Astoria Financial Corp.	485	—	485
Deutsche Bank AG	CAD	1	Pay or receive amounts based on market value fluctuation of Axia NetMedia Corp.	(78)	—	(78)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Ball Corp.	(12,221)	—	(12,221)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of BBCN Bancorp, Inc.	694	—	694
Deutsche Bank AG	CAD	(5)	Pay or receive amounts based on market value fluctuation of BCE, Inc.	(2,624)	—	(2,624)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Brocade Communications Systems, Inc.	(476)	—	(476)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(67,359)	—	(67,359)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	23,054	—	23,054
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(283,343)	—	(283,343)
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of CalAtlantic Group, Inc.	44,468	—	44,468
Deutsche Bank AG		(23)	Pay or receive amounts based on market value fluctuation of CalAtlantic Group, Inc.	(47,979)	—	(47,979)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Carmike Cinemas, Inc.	37	—	37
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Casa Ley	5,116	—	5,116
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Celator Pharmaceuticals, Inc.	129	—	129
Deutsche Bank AG		1,100	Pay or receive amounts based on market value fluctuation of Cemex SAB de CV	(18,394)	—	(18,394)
Deutsche Bank AG		(53)	Pay or receive amounts based on market value fluctuation of Cemex SAB de CV	30,409	—	30,409
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cenveo Corp.	8,475	—	8,475
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Cenveo Corp.	142	—	142

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Charter Communications, Inc.	$9	$—	$9
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Chemical Financial Corp.	(5,161)	—	(5,161)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of CIGNA Corp.	(80,418)	—	(80,418)
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of Columbia Pipeline Group	155	—	155
Deutsche Bank AG		15	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	230,351	—	230,351
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	(198,459)	—	(198,459)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Cvent, Inc.	(38)	—	(38)
Deutsche Bank AG	EUR	6	Pay or receive amounts based on market value fluctuation of Delhaize Group SA	81,345	—	81,345
Deutsche Bank AG		17	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	4,239	—	4,239
Deutsche Bank AG		(13)	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	(87,558)	—	(87,558)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of DreamWorks Animation SKG, Inc.	3,342	—	3,342
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.^	442	—	442
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of EMC Corp.	(3,171)	—	(3,171)
Deutsche Bank AG		1,450	Pay or receive amounts based on market value fluctuation of Emergent Biosolutions, Inc.	(388,393)	—	(388,393)
Deutsche Bank AG		(30)	Pay or receive amounts based on market value fluctuation of Emergent Biosolutions, Inc.	361,991	—	361,991
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Empire District Electric Co.	904	—	904
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Envision Healthcare Holdings, Inc.	299	—	299
Deutsche Bank AG		825	Pay or receive amounts based on market value fluctuation of Euronet Worldwide, Inc.	(43,314)	—	(43,314)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Euronet Worldwide, Inc.	43,780	—	43,780

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of ExamWorks Group, Inc.	$203	$—	$203
Deutsche Bank AG		23		Pay or receive amounts based on market value fluctuation of Exelon Corp.	37,896	—	37,896
Deutsche Bank AG		(19)		Pay or receive amounts based on market value fluctuation of Exelon Corp.	(33,526)	—	(33,526)
Deutsche Bank AG		25		Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	(1,988,858)	—	(1,988,858)
Deutsche Bank AG		(186)		Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	1,141,806	—	1,141,806
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Fidelity & Guaranty Life	(3,065)	—	(3,065)
Deutsche Bank AG		25		Pay or receive amounts based on market value fluctuation of First Niagara Financial Group, Inc.	(20,189)	—	(20,189)
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of FirstMerit Corp.	(5,276)	—	(5,276)
Deutsche Bank AG		6		Pay or receive amounts based on market value fluctuation of Frontier Communications Corp.	(27,944)	—	(27,944)
Deutsche Bank AG		(80)		Pay or receive amounts based on market value fluctuation of Frontier Communications Corp.	26,843	—	26,843
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies^	—	—	—
Deutsche Bank AG		375		Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	(2,386)	—	(2,386)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Deutsche Bank AG		21		Pay or receive amounts based on market value fluctuation of Hatteras Financial Corp.	3,247	—	3,247
Deutsche Bank AG		19		Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	83,570	—	83,570
Deutsche Bank AG		700		Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	115,757	—	115,757
Deutsche Bank AG	GBP	29		Pay or receive amounts based on market value fluctuation of Home Retail Group PLC	(9,745)	—	(9,745)
Deutsche Bank AG		5		Pay or receive amounts based on market value fluctuation of Humana, Inc.	(26,921)	—	(26,921)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of Huntington Bancshares, Inc.	$9,572	$—	$9,572
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of IMS Health Holdings, Inc.	(2,839)	—	(2,839)
Deutsche Bank AG	CAD	9	Pay or receive amounts based on market value fluctuation of InnVest Real Estate Investment Trust	367	—	367
Deutsche Bank AG	TWD	144	Pay or receive amounts based on market value fluctuation of Inotera Memories, Inc.	(10,881)	—	(10,881)
Deutsche Bank AG		2,000	Pay or receive amounts based on market value fluctuation of Intel Corp.	94,923	—	94,923
Deutsche Bank AG		(75)	Pay or receive amounts based on market value fluctuation of Intel Corp.	(89,904)	—	(89,904)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of InterOil Corp.	987	—	987
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Interval Leisure Group, Inc.	(1,848)	—	(1,848)
Deutsche Bank AG	EUR	34	Pay or receive amounts based on market value fluctuation of Italcementi SpA	19,732	—	19,732
Deutsche Bank AG	GBP	(9)	Pay or receive amounts based on market value fluctuation of J Sainsbury PLC	6,623	—	6,623
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	42,303	—	42,303
Deutsche Bank AG		(30)	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	(21,175)	—	(21,175)
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of KeyCorp	24,310	—	24,310
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of KLA-Tencor Corp.	20,826	—	20,826
Deutsche Bank AG	EUR	(30)	Pay or receive amounts based on market value fluctuation of Koninklijke Ahold NV	(53,557)	—	(53,557)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Krispy Kreme Doughnuts, Inc.	21	—	21
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Lam Research Corp.	(20,984)	—	(20,984)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of LDR Holding Corp.	3	—	3
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Lexmark International, Inc.	1,237	—	1,237

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	$(21)	$—	$(21)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Linkedin Corp.	(178)	—	(178)
Deutsche Bank AG	GBP	4	Pay or receive amounts based on market value fluctuation of London Stock Exchange Group PLC	(8,074)	—	(8,074)
Deutsche Bank AG	CAD	13	Pay or receive amounts based on market value fluctuation of Manitoba Telecom Services, Inc.	1,702	—	1,702
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Marketo, Inc.	(415)	—	(415)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Marriott International, Inc.	13,404	—	13,404
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Media General, Inc.	24,538	—	24,538
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Memorial Resource Development Corp.	(6,637)	—	(6,637)
Deutsche Bank AG		2,625	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	278,023	—	278,023
Deutsche Bank AG		(104)	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(636,287)	—	(636,287)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Molina Healthcare, Inc.	16,191	—	16,191
Deutsche Bank AG		(10)	Pay or receive amounts based on market value fluctuation of Molina Healthcare, Inc.	(19,872)	—	(19,872)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Mosanto Co.	(1,649)	—	(1,649)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of New York Community Bancorp	1,707	—	1,707
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Nexstar Broadcasting Group, Inc.	9,763	—	9,763
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	(141,277)	—	(141,277)
Deutsche Bank AG		900	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(179,232)	—	(179,232)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(12,904)	—	(12,904)
Deutsche Bank AG	AUD	(4)	Pay or receive amounts based on market value fluctuation of Oil Search Ltd.	(1,435)	—	(1,435)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Old National Bancorp	$500	$—	$500
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	(26,202)	—	(26,202)
Deutsche Bank AG		(22)	Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	17,574	—	17,574
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of People’s United Financial, Inc.	(952)	—	(952)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Piedmont Natural Gas Co.	5,129	—	5,129
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(134,375)	—	(134,375)
Deutsche Bank AG		600	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	(3,330)	—	(3,330)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	5,194	—	5,194
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Property Development Center	1,577	—	1,577
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Prosensa Holdings	127	—	127
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Qlik Technologies, Inc.	(1,761)	—	(1,761)
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Questar Corp.	6,305	—	6,305
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Quintiles Transnational Holdings, Inc.	2,984	—	2,984
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Range Resources Corp.	7,090	—	7,090
Deutsche Bank AG	GBP	63	Pay or receive amounts based on market value fluctuation of Rexam PLC	(133)	—	(133)
Deutsche Bank AG		66	Pay or receive amounts based on market value fluctuation of Rite Aid Corp.	(26,956)	—	(26,956)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Rofin-Sinar Technologies, Inc.	331	—	331
Deutsche Bank AG	GBP	11	Pay or receive amounts based on market value fluctuation of SABMiller PLC	(38,545)	—	(38,545)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.^	(1,499)	—	(1,499)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Shire PLC	$(330)	$—	$(330)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Spirit Reality Capital, Inc.	11,277	—	11,277
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Spirit Reality Capital, Inc.	(14,864)	—	(14,864)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of St. Jude Medical, Inc.	998	—	998
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Starwood Hotels & Resorts Worldwide, Inc.	(1,557)	—	(1,557)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Suffolk Bancorp	1,110	—	1,110
Deutsche Bank AG	CHF	1	Pay or receive amounts based on market value fluctuation of Syngenta AG	(20,427)	—	(20,427)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Talmer Bancorp, Inc.	7,960	—	7,960
Deutsche Bank AG		17	Pay or receive amounts based on market value fluctuation of Teco Energy, Inc.	4,097	—	4,097
Deutsche Bank AG	EUR	61	Pay or receive amounts based on market value fluctuation of Telecom Italia SpA	(21,797)	—	(21,797)
Deutsche Bank AG	EUR	(61)	Pay or receive amounts based on market value fluctuation of Telecom Italia SpA	25,871	—	25,871
Deutsche Bank AG		24	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	303,036	—	303,036
Deutsche Bank AG		(36)	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	(158,808)	—	(158,808)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Valspar Corp. (The)	693	—	693
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Virgin America, Inc.	1,018	—	1,018
Deutsche Bank AG		1,250	Pay or receive amounts based on market value fluctuation of Virginia Media Finance	(105,840)	—	(105,840)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of VMware, Inc.	5,742	—	5,742
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Waste Connections, Inc.	(1,052)	—	(1,052)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Waste Connections, Inc.	1,080	—	1,080

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Deutsche Bank AG		(25)	Pay or receive amounts based on market value fluctuation of Weatherford International PLC	$28,368	$—	$28,368
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(33,002)	—	(33,002)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	33,318	—	33,318
Deutsche Bank AG		19	Pay or receive amounts based on market value fluctuation of Welltower, Inc.	13,308	—	13,308
Deutsche Bank AG		(10)	Pay or receive amounts based on market value fluctuation of Welltower, Inc.	(99,556)	—	(99,556)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Western Digital Corp.	(9)	—	(9)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Weyerhaeuser Co.	(5,201)	—	(5,201)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Weyerhaeuser Co.	(917)	—	(917)
Deutsche Bank AG		(15)	Pay or receive amounts based on market value fluctuation of Whiting Petroleum Corp.	4,294	—	4,294
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Wilshire Bancorp, Inc.	(716)	—	(716)
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of Workday, Inc.	(10,881)	—	(10,881)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Workday, Inc.	6,218	—	6,218
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	(11,847)	—	(11,847)
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	8,278	—	8,278
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of XenoPort, Inc.	110	—	110
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Xura, Inc.	(1,096)	—	(1,096)
Deutsche Bank AG	JPY	(287)	Pay or receive amounts based on market value fluctuation of Yahoo! Japan Corp.	(127,466)	—	(127,466)
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	(451,542)	—	(451,542)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty(1)(2)(3)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
OTC swap agreements (continued):
Goldman Sachs & Co.	3	Pay $ 0.2245 strike and receive variance based on USD/BRL exchange rate.	$13,143	$—	$13,143

			$(2,902,965)	$—	$(2,902,965)

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates of 9/30/16 and 8/12/19.

(2)	Deutsche Bank AG positions have a termination date of 7/17/16. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(3)	Goldman Sachs & Co. total return swaps have a termination date of 7/13/16.

(4)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,902,752,293	$—	$—
Common Stocks	381,058,746	72,203,842	248,503
Exchange Traded Funds	103,939,047	—	—
Preferred Stocks	3,080,412	11,098	98
Rights	87,232	3	36,558
Unaffiliated Funds	42,994,995	—	—
Warrants	994,623	—	2,622
Asset-Backed Securities
Collateralized Debt Obligations	—	1,630,981	—
Collateralized Loan Obligations	—	4,612,819	—
Non-Residential Mortgage-Backed Securities	—	4,515,263	859,938
Residential Mortgage-Backed Securities	—	13,348,035	—
Bank Loan	—	—	15,600
Commercial Mortgage-Backed Securities	—	12,923,378	1,751,088
Convertible Bonds	—	980,617	13,898
Corporate Bonds	—	246,045,388	—
Foreign Government Bonds	—	259,997,077	740,000
Municipal Bonds	—	3,665,745	—
Residential Mortgage-Backed Securities	—	45,741,840	—
U.S. Government Agency Obligations	—	43,050,476	—
U.S. Treasury Obligations	—	549,375,185	—
Repurchase Agreement	—	20,700,000	—
Options Purchased	210,732	605,570	—
Common Stocks—Short	(172,893,389)	—	—
U.S. Government Agency Obligation—Short	—	(2,248,125)	—
Options Written	(973,594)	(871,411)	(30)
Other Financial Instruments*
Financial Futures Contracts	2,081,105	—	—
Commodity Futures Contracts	3,095,625	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,443,143	—
OTC Interest Rate Swap Agreements	—	216,582	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,016,600)	—
OTC Credit Default Swap Agreements	—	(129,317)	—
Centrally Cleared Credit Default Swap Agreements	—	(68,947)	—
OTC Total Return Swap Agreements	—	(2,899,522)	(3,443)

Total	$4,266,427,827	$1,269,833,120	$3,664,832

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	68.9%
U.S. Treasury Obligations	9.7
Foreign Government Bonds	4.6
Banks	2.2
Exchange Traded Funds	1.8
Oil, Gas & Consumable Fuels	1.1
Residential Mortgage-Backed Securities	1.0
Electric Utilities	1.0
Transportation Infrastructure	0.9
Oil & Gas	0.8
Unaffiliated Funds	0.8
U.S. Government Agency Obligations	0.7
Real Estate Investment Trusts (REITs)	0.6
Multi-Utilities	0.4
Repurchase Agreements	0.4
Media	0.3
Gas Utilities	0.3
Commercial Mortgage-Backed Securities	0.3
Construction & Engineering	0.2
Internet Software & Services	0.2
Electric	0.2
Water Utilities	0.2
Semiconductors & Semiconductor Equipment	0.2
Diversified Telecommunication Services	0.2
Software	0.2
Beverages	0.2
Household Durables	0.2
Pharmaceuticals	0.2
Telecommunications	0.2
Diversified Financial Services	0.1
Computers	0.1
Capital Markets	0.1
Independent Power & Renewable Electricity Producers	0.1
Road & Rail	0.1
Insurance	0.1
Auto Manufacturers	0.1
Chemicals	0.1
Hotels, Restaurants & Leisure	0.1
Health Care Providers & Services	0.1
Biotechnology	0.1
Health Care Equipment & Supplies	0.1
Iron/Steel	0.1
Non-Residential Mortgage-Backed Securities	0.1
Pipelines	0.1
Specialty Retail	0.1
IT Services	0.1
Building Products	0.1
Collateralized Loan Obligations	0.1
Food Products	0.1
Machinery	0.1
Airlines	0.1
Aerospace & Defense	0.1
Municipal Bonds	0.1
Electronic Equipment, Instruments & Components	0.1
Transportation	0.1
Metals & Mining	0.1
Food & Staples Retailing	0.1
Mining	0.1
Machinery	(0.1)
Internet & Catalog Retail	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Professional Services	(0.1)
Pharmaceuticals	(0.1)
Metals & Mining	(0.1)
Road & Rail	(0.1)
Energy Equipment & Services	(0.1)
Communications Equipment	(0.1)
Multi-Utilities	(0.1)
Food & Staples Retailing	(0.1)
Aerospace & Defense	(0.1)
Specialty Retail	(0.1)
IT Services	(0.1)
Food Products	(0.1)
Health Care Providers & Services	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Health Care Equipment & Supplies	(0.1)
Chemicals	(0.1)
Internet Software & Services	(0.1)
Media	(0.1)
Biotechnology	(0.1)
Electric Utilities	(0.1)
Software	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Banks	(0.1)
Insurance	(0.1)
Real Estate Investment Trusts (REITs)	(0.2)
Semiconductors & Semiconductor Equipment	(0.2)

97.8
Other assets in excess of liabilities	2.2

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$8,872,927	*	Due from/to broker-variation margin futures	$5,777,302	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	2,216
Credit contracts	Unrealized appreciation on OTC swap agreements	129,462		Unrealized depreciation on OTC swap agreements	30,365
Credit contracts	Premiums paid for OTC swap agreements	127,691		Premiums received for OTC swap agreements	356,105
Credit contracts	Unaffiliated investments	88		Options written outstanding, at value	9,030
Credit contracts	Due from/to broker-variation margin swaps	178,438	*	Due from/to broker-variation margin swaps	247,385	*
Equity contracts	Unrealized appreciation on OTC swap agreements	3,697,246		Unrealized depreciation on OTC swap agreements	6,611,138
Equity contracts	Unaffiliated investments	1,121,038		Options written outstanding, at value	810
Equity contracts	Due from/to broker-variation margin futures	718,749	*	Due from/to broker-variation margin futures	2,566,648	*
Foreign exchange contracts	Due from/to broker-variation margin futures	152,152	*	Due from/to broker-variation margin futures	168,480	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	45,829,976		Unrealized depreciation on OTC forward foreign currency exchange contracts	43,386,833
Foreign exchange contracts	Unaffiliated investments	94,036		Options written outstanding, at value	759,698
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	13,143		—	—
Interest rate contracts	Due from/to broker-variation margin futures	13,631,587	*	Due from/to broker-variation margin futures	9,686,255	*
Interest rate contracts	Due from/to broker-variation margin swaps	11,949,537	*	Due from/to broker-variation margin swaps	17,966,137	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,060,779		Unrealized depreciation on OTC swap agreements	873,455
Interest rate contracts	Premiums paid for OTC swap agreements	43,224		Premiums received for OTC swap agreements	13,966
Interest rate contracts	Unaffiliated investments	722,178		Options Written outstanding, at value	1,075,497

Total		$88,342,251			$89,531,320

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Commodity contracts	$—	$—	$—	$—	$8,668,310	$4,832,785	$—	$13,501,095
Credit contracts	—	—	—	29,939	—	(370,567)	—	(340,628)
Equity contracts	3,870	(107,805)	(4,021)	2,574	(4,453,307)	(3,575,715)	—	(8,134,404)
Foreign exchange contracts	—	—	(381,464)	1,471,691	1,739,891	14,928	11,387,919	14,232,965

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$—	$—	$(1,644,307)	$4,027,951	$92,091	$(7,007,503)	$—	$(4,531,768)

Total	$3,870	$(107,805)	$(2,029,792)	$5,532,155	$6,046,985	$(6,106,072)	$11,387,919	$14,727,260

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Options Written	Futures	Swaps	Forward Contracts(4)	Total
Commodity contracts	$—	$—	$—	$—	$9,217,403	$(2,216)	$—	$9,215,187
Credit contracts	—	—	37,260	15,686	—	449,181	—	502,127
Equity contracts	100,285	(455,184)	1,193	200	(4,339,446)	7,157,185	—	2,464,233
Foreign exchange contracts	—	—	(50,680)	(314,654)	(239,033)	13,143	(7,757,094)	(8,348,318)
Interest rate contracts	—	—	(490,144)	(56,775)	5,616,506	(4,840,002)	—	229,585

Total	$100,285	$(455,184)	$(502,371)	$(355,543)	$10,255,430	$2,777,291	$(7,757,094)	$4,062,814

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Forward Foreign Currency Exchange Contracts — Purchased(4)	Forward Foreign Currency Exchange Contracts — Sold(4)
$1,211,543	$326,889	$1,145,040,465	$739,527,299	$1,215,546,611	$1,628,268,744

Interest Rate Swap Agreements(2)	Currency Swap Agreements(2)	Credit Default Swap Agreements — Buy Protection(2)	Credit Default Swap Agreements — Sell Protection(2)	Total Return Swap Agreements(2)
$738,416	$14,234	$8,287	$29,112	$51,240

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America(3-a)	$5,752	$(5,752)	$—	$—
Bank of America(3-b)	97,177	(97,177)	—	—
Bank of America(4)	12,389	—	—	12,389
Bank of America(5-a)	263,544	(62,013)	—	201,531
Bank of America(5-b)	845,908	(374,679)	—	471,229
Bank of America(8)	—	—	—	—
Barclays Capital Group(3-a)	314,270	(314,270)	—	—
Barclays Capital Group(3-b)	—	—	—	—
Barclays Capital Group(5-b)	497,175	(497,175)	—	—
Barclays Capital Group(6-a)	5,318,658	(5,318,658)	—	—
Barclays Capital Group(6-b)	3,852,971	(3,852,971)	—	—
BNP Paribas(3-a)	87,613	(87,613)	—	—
BNP Paribas(3-b)	42,921	(42,921)	—	—
BNP Paribas(5-b)	88	—	—	88
Citigroup Global Markets(3-a)	309,549	(295,156)	—	14,393
Citigroup Global Markets(3-b)	214,127	(214,127)	—	—
Citigroup Global Markets(4)	11,948	(11,948)	—	—
Citigroup Global Markets(5-a)	47,613	(32,328)	—	15,285
Citigroup Global Markets(5-b)	778,223	(154,960)	—	623,263
Credit Suisse First Boston Corp.(3-a)	127,804	(34,380)	—	93,424
Credit Suisse First Boston Corp.(3-b)	36,116	(36,116)	—	—
Credit Suisse First Boston Corp.(4)	25	—	—	25
Deutsche Bank AG(3-a)	484,363	(484,363)	—	—
Deutsche Bank AG(3-b)	337,507	(337,507)	—	—
Deutsche Bank AG(4)	3,684,857	(3,684,857)	—	—
Deutsche Bank AG(5-b)	10,697	(10,697)	—	—
Goldman Sachs & Co.(3-a)	619,088	(619,088)	—	—
Goldman Sachs & Co.(3-b)	546,518	(546,518)	—	—
Hong Kong & Shanghai Bank(3-a)	72,658	(47,701)	—	24,957
Hong Kong & Shanghai Bank(3-b)	119,579	(119,579)	—	—
JPMorgan Chase(3-a)	2,476,739	(1,140,168)	(1,170,078)	166,493
JPMorgan Chase(3-b)	55,295	(55,295)	—	—
Morgan Stanley(3-a)	9,353,298	(1,507,535)	(7,251,130)	594,633
Morgan Stanley(3-b)	349,777	(163,259)	(186,518)	—
Morgan Stanley(6-a)	14,636,548	(7,960,695)	(6,675,853)	—
Morgan Stanley(6-b)	4,976,568	(3,936,929)	(1,039,639)	—
Royal Bank of Canada(3-a)	184	—	—	184
Royal Bank of Scotland Group PLC(3-b)	8,389	(8,389)	—	—
Royal Bank of Scotland Group PLC(4)	556	—	—	556
Standard Chartered PLC(3-a)	354,637	(287,430)	—	67,207
Standard Chartered PLC(3-b)	62,475	(30,563)	—	31,912
UBS AG(3-a)	177,203	(177,203)	—	—
UBS AG(7)	316,284	(39,701)	—	276,583

	$51,507,091

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America(3-a)	$(100,617)	$5,752	$—	$(94,865)
Bank of America(3-b)	(293,733)	97,177	—	(196,556)
Bank of America(4)	—	—	—	—
Bank of America(5-a)	(62,013)	62,013	—	—
Bank of America(5-b)	(374,679)	374,679	—	—
Bank of America(8)	(2,216)	—	—	(2,216)
Barclays Capital Group(3-a)	(367,387)	314,270	—	(53,117)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Barclays Capital Group(3-b)	$(60,581)	$—	$—	$(60,581)
Barclays Capital Group(5-b)	(1,896,149)	497,175	—	(1,398,974)
Barclays Capital Group(6-a)	(10,141,512)	5,318,658	4,822,854	—
Barclays Capital Group(6-b)	(4,294,447)	3,852,971	441,476	—
BNP Paribas(3-a)	(1,097,316)	87,613	1,009,703	—
BNP Paribas(3-b)	(542,697)	42,921	485,116	(14,660)
BNP Paribas(5-b)	—	—	—	—
Citigroup Global Markets(3-a)	(295,156)	295,156	—	—
Citigroup Global Markets(3-b)	(443,306)	214,127	229,179	—
Citigroup Global Markets(4)	(24,417)	11,948	12,469	—
Citigroup Global Markets(5-a)	(32,328)	32,328	—	—
Citigroup Global Markets(5-b)	(154,960)	154,960	—	—
Credit Suisse First Boston Corp.(3-a)	(34,380)	34,380	—	—
Credit Suisse First Boston Corp.(3-b)	(91,686)	36,116	—	(55,570)
Credit Suisse First Boston Corp.(4)	—	—	—	—
Deutsche Bank AG(3-a)	(4,327,906)	484,363	3,790,114	(53,429)
Deutsche Bank AG(3-b)	(370,175)	337,507	10,301	(22,367)
Deutsche Bank AG(4)	(6,611,138)	3,684,857	2,926,281	—
Deutsche Bank AG(5-b)	(20,372)	10,697	—	(9,675)
Goldman Sachs & Co.(3-a)	(2,563,384)	619,088	—	(1,944,296)
Goldman Sachs & Co.(3-b)	(956,190)	546,518	184,449	(225,223)
Hong Kong & Shanghai Bank(3-a)	(47,701)	47,701	—	—
Hong Kong & Shanghai Bank(3-b)	(184,412)	119,579	—	(64,833)
JPMorgan Chase(3-a)	(1,140,168)	1,140,168	—	—
JPMorgan Chase(3-b)	(395,342)	55,295	321,729	(18,318)
Morgan Stanley(3-a)	(1,507,535)	1,507,535	—	—
Morgan Stanley(3-b)	(163,259)	163,259	—	—
Morgan Stanley(6-a)	(7,960,695)	7,960,695	—	—
Morgan Stanley(6-b)	(3,936,929)	3,936,929	—	—
Royal Bank of Canada(3-a)	—	—	—	—
Royal Bank of Scotland Group PLC(3-b)	(368,031)	8,389	284,562	(75,080)
Royal Bank of Scotland Group PLC(4)	—	—	—	—
Standard Chartered PLC(3-a)	(287,430)	287,430	—	—
Standard Chartered PLC(3-b)	(30,563)	30,563	—	—
UBS AG(3-a)	(924,978)	177,203	—	(747,775)
UBS AG(7)	(39,701)	39,701	—	—

	$(52,145,489)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3-a)	PIMCO (International Hedge).

(3-b)	PIMCO (Real Return).

(4)	AQR.

(5-a)	Western Asset Management (Emerging Markets).

(5-b)	Western Asset Management (Macro Opportunities).

(6-a)	First Quadrant(Currency).

(6-b)	First Quadrant (Global Macro).

(7)	Alpha Simplex.

(8)	QMA.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $29,631,516:
Affiliated investments (cost $3,375,261,825)	$3,902,752,293
Unaffiliated investments (cost $1,779,553,728)	1,815,441,409
Foreign currency, at value (cost $7,175,133)	7,183,480
Deposit with broker for futures and centrally cleared swaps .	10,176,990
Receivable for investments sold	208,848,280
Deposit with broker for securities sold short	178,079,369
Unrealized appreciation on OTC forward foreign currency contracts	45,829,976
Receivable for fund share sold	18,868,501
Cash segregated for counterparty—OTC	9,730,058
Dividends and interest receivable	8,971,013
Unrealized appreciation on OTC swap agreements	4,900,630
Due from broker-variation margin swaps	4,768,017
Due from broker-variation margin futures	4,545,750
Tax reclaim receivable	906,604
Premiums paid for OTC swap agreements	170,915
Receivable from affiliate	6,540
Prepaid expenses	3,275

Total Assets	6,221,183,100

LIABILITIES:
Payable for investments purchased.	269,408,193
Securities sold short, at value (proceeds received $167,287,294)	175,141,514
Unrealized depreciation on OTC forward foreign currency contracts	43,386,833
Payable to broker for collateral for securities on loan	30,849,931
Cash segregated from counterparty—OTC	17,725,000
Unrealized depreciation on OTC swap agreements	7,517,174
Payable to custodian	4,203,262
Due to broker-variation margin futures	2,152,317
Options written outstanding, at value (premiums received $2,443,809)	1,845,035
Payable for fund share repurchased	1,802,374
Advisory fees payable	1,392,398
Accrued expenses and other liabilities	483,535
Premiums received for OTC swap agreements	370,071
Dividends payable on securities sold short	221,955
Distribution fee payable	68,811
Affiliated transfer agent fee payable	342

Total Liabilities	556,568,745

NET ASSETS	$5,664,614,355

Net assets were comprised of:
Paid-in capital	$4,322,083,858
Retained earnings	1,342,530,497

Net assets, June 30, 2016	$5,664,614,355

Net asset value and redemption price per share, $5,664,614,355 / 433,119,846 outstanding shares of beneficial interest.	$13.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income.	$16,933,497
Unaffiliated dividend income (net) (foreign withholding tax $302,336, of which $57,748 is reimbursable by an affiliate) ..	5,389,562
Affiliated dividend income	1,734,250
Affiliated income from securities lending, net	213,008

24,270,317

EXPENSES
Advisory fees	17,107,558
Distribution fee	2,836,355
Dividends on securities sold short	1,576,178
Custodian and accounting fees	799,000
Broker fees and expenses on short sales	84,887
Audit fee	45,000
Trustees’ fees	33,000
Insurance expenses	19,000
Loan interest expense	17,270
Commitment fee on syndicated credit agreement	17,000
Shareholders’ reports	15,000
Legal fees and expenses	13,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Interest expense on short sales	1,703
Miscellaneous.	14,499

Total expenses	22,583,450

NET INVESTMENT INCOME (LOSS)	1,686,867

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $88,331,126)	79,334,873
Futures transactions	6,046,985
Options written transactions	5,532,155
Short sales transactions	6,585,661
Swap agreements transactions	(6,106,072)
Foreign currency transactions	(1,771,897)

89,621,705

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(24,616,203))	72,422,752
Futures	10,255,430
Options written	(355,543)
Short sales	(13,480,955)
Swap agreements	2,777,291
Foreign currencies	(8,282,615)

63,336,360

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	152,958,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,644,932

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,686,867	$(2,971,741)
Net realized gain (loss) on investment and foreign currency transactions	89,621,705	155,101,641
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	63,336,360	(372,663,707)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	154,644,932	(220,533,807)

FUND SHARE TRANSACTIONS:
Fund share sold [72,223,048 and 16,977,978 shares, respectively]	906,504,492	218,323,092
Fund share repurchased [98,471,351 and 118,409,473 shares, respectively]	(1,196,976,137)	(1,518,138,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(290,471,645)	(1,299,815,802)

CAPITAL CONTRIBUTIONS (NOTE 4)	596,798	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(135,229,915)	(1,520,349,609)
NET ASSETS:
Beginning of period	5,799,844,270	7,320,193,879

End of period	$5,664,614,355	$5,799,844,270

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.2%
Boeing Co. (The)	157,907	$20,507,382
General Dynamics Corp.	162,091	22,569,551
L-3 Communications Holdings, Inc.	144,082	21,135,389
Northrop Grumman Corp.	142,657	31,709,798
Raytheon Co.	135,552	18,428,294
Textron, Inc.	168,880	6,174,253

		120,524,667

Airlines — 2.7%
Delta Air Lines, Inc.	644,418	23,476,148
Southwest Airlines Co.	685,738	26,887,787
United Continental Holdings, Inc.*	668,308	27,427,360

		77,791,295

Automobiles — 0.7%
General Motors Co.	678,750	19,208,625

Banks — 3.7%
Citigroup, Inc.	642,337	27,228,665
Citizens Financial Group, Inc.	355,110	7,095,098
JPMorgan Chase & Co.	256,968	15,967,992
PNC Financial Services Group, Inc. (The)	418,512	34,062,692
SunTrust Banks, Inc.	176,074	7,233,120
Wells Fargo & Co.	301,886	14,288,264

		105,875,831

Beverages — 2.1%
Coca-Cola Co. (The)	222,216	10,073,051
Dr. Pepper Snapple Group, Inc.	129,300	12,494,259
PepsiCo, Inc.	350,504	37,132,394

		59,699,704

Biotechnology — 1.1%
Amgen, Inc.	39,997	6,085,544
Biogen, Inc.*	24,664	5,964,248
Gilead Sciences, Inc.	248,014	20,689,328

		32,739,120

Building Products — 0.7%
Masco Corp.	650,825	20,136,525

Capital Markets — 0.3%
Invesco Ltd.	68,192	1,741,624
Morgan Stanley	249,368	6,478,581

		8,220,205

Chemicals — 1.9%
Dow Chemical Co. (The)	232,447	11,554,940
E.I. du Pont de Nemours & Co.	137,977	8,940,910
Ingevity Corp.*	14,287	486,329
LyondellBasell Industries NV (Class A Stock)	269,246	20,037,287
Monsanto Co.	65,841	6,808,618
Mosaic Co. (The)(a)	215,396	5,639,067

		53,467,151

Commercial Services & Supplies — 0.6%
Cintas Corp.	32,574	3,196,487
Pitney Bowes, Inc.	156,807	2,791,165
Republic Services, Inc.	138,840	7,123,880

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Waste Management, Inc.	78,002	$5,169,193

		18,280,725

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,082,368	31,053,138
Juniper Networks, Inc.	60,583	1,362,512

		32,415,650

Construction & Engineering — 0.6%
Fluor Corp.	87,936	4,333,486
Jacobs Engineering Group, Inc.*	148,712	7,407,345
Quanta Services, Inc.*	263,507	6,092,282

		17,833,113

Consumer Finance — 1.1%
Capital One Financial Corp.	150,313	9,546,379
Discover Financial Services	251,225	13,463,148
Navient Corp.	40,766	487,154
Synchrony Financial*	367,026	9,278,417

		32,775,098

Containers & Packaging — 1.5%
Avery Dennison Corp.	116,556	8,712,561
International Paper Co.	311,618	13,206,371
Owens-Illinois, Inc.*	499,342	8,993,149
Sealed Air Corp.	216,776	9,965,193
WestRock Co.	50,814	1,975,140

		42,852,414

Diversified Consumer Services — 0.1%
H&R Block, Inc.	137,207	3,155,761

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	280,578	40,624,889
S&P Global, Inc.	43,971	4,716,329

		45,341,218

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	648,272	28,011,833
CenturyLink, Inc.	165,353	4,796,890
Level 3 Communications, Inc.*	54,840	2,823,712
Verizon Communications, Inc.	727,662	40,632,646

		76,265,081

Electric Utilities — 4.1%
American Electric Power Co., Inc.	347,246	24,338,472
Edison International	13,497	1,048,312
Entergy Corp.	201,158	16,364,203
Exelon Corp.	858,047	31,198,589
FirstEnergy Corp.	734,240	25,632,318
PG&E Corp.	104,321	6,668,198
Pinnacle West Capital Corp.	168,141	13,629,509

		118,879,601

Electrical Equipment — 0.1%
Eaton Corp. PLC	41,438	2,475,092

Energy Equipment & Services — 0.4%
Diamond Offshore Drilling, Inc.	84,983	2,067,636
Transocean Ltd.(a)	830,791	9,878,105

		11,945,741

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.9%
Kroger Co. (The)	125,480	$4,616,409
Sysco Corp.	94,642	4,802,135
Walgreens Boots Alliance, Inc.	43,125	3,591,019
Wal-Mart Stores, Inc.	566,659	41,377,440

		54,387,003

Food Products — 5.1%
Archer-Daniels-Midland Co.	444,917	19,082,490
Campbell Soup Co.	92,552	6,157,485
ConAgra Foods, Inc.	617,491	29,522,245
General Mills, Inc.	117,521	8,381,598
Kraft Heinz Co. (The)	96,506	8,538,851
Mead Johnson Nutrition Co.	81,435	7,390,226
Mondelez International, Inc. (Class A Stock)	541,923	24,662,916
Tyson Foods, Inc. (Class A Stock)	653,678	43,659,154

		147,394,965

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	14,810	669,708
Edwards Lifesciences Corp.*	30,073	2,999,180
Hologic, Inc.*	123,725	4,280,885
St. Jude Medical, Inc.	43,412	3,386,136

		11,335,909

Health Care Providers & Services — 5.3%
Aetna, Inc.	107,380	13,114,319
AmerisourceBergen Corp.	82,835	6,570,472
Anthem, Inc.	160,883	21,130,373
Cardinal Health, Inc.	60,466	4,716,953
Centene Corp.*	23,036	1,644,079
Cigna Corp.	41,824	5,353,054
Express Scripts Holding Co.*(a)	62,878	4,766,152
HCA Holdings, Inc.*	197,907	15,240,818
Humana, Inc.	18,880	3,396,134
McKesson Corp.	82,889	15,471,232
Quest Diagnostics, Inc.	206,244	16,790,324
UnitedHealth Group, Inc.	243,510	34,383,612
Universal Health Services, Inc. (Class B Stock)	79,556	10,668,460

		153,245,982

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	262,034	11,581,903
Darden Restaurants, Inc.	195,720	12,396,905
Royal Caribbean Cruises Ltd.(a)	22,882	1,536,526
Starwood Hotels & Resorts Worldwide, Inc.	27,004	1,996,946
Wyndham Worldwide Corp.	85,608	6,097,858
Yum! Brands, Inc.	164,508	13,641,003

		47,251,141

Household Durables — 1.0%
D.R. Horton, Inc.	576,651	18,152,973
Leggett & Platt, Inc.	119,044	6,084,339
Whirlpool Corp.	24,004	4,000,027

		28,237,339

Household Products — 2.0%
Kimberly-Clark Corp.	91,211	12,539,688
Procter & Gamble Co. (The)	538,792	45,619,519

		58,159,207

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers
AES Corp.	50,772	$633,635

Industrial Conglomerates — 0.5%
General Electric Co.	421,718	13,275,683

Insurance — 5.2%
Aflac, Inc.	29,337	2,116,958
Allstate Corp. (The)	457,987	32,036,191
American International Group, Inc.	298,651	15,795,651
Assurant, Inc.	156,087	13,471,869
Hartford Financial Services Group, Inc. (The)	338,264	15,012,156
Lincoln National Corp.	273,232	10,593,205
MetLife, Inc.	116,051	4,622,311
Progressive Corp. (The)	351,943	11,790,091
Travelers Cos., Inc. (The)	177,473	21,126,386
Unum Group	223,176	7,094,765
XL Group PLC (Ireland)	462,550	15,407,541

		149,067,124

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	49,335	35,305,113
Priceline Group, Inc. (The)*	3,446	4,302,021

		39,607,134

Internet Software & Services — 4.7%
Akamai Technologies, Inc.*	25,124	1,405,185
Alphabet, Inc. (Class A Stock)*	47,686	33,548,532
Alphabet, Inc. (Class C Stock)*	48,298	33,427,046
eBay, Inc.*	1,375,195	32,193,315
Facebook, Inc. (Class A Stock)*	299,709	34,250,744

		134,824,822

IT Services — 2.7%
Accenture PLC (Class A Stock)	81,861	9,274,033
Cognizant Technology Solutions Corp. (Class A Stock)*	260,127	14,889,669
CSRA, Inc.	136,317	3,193,907
International Business Machines Corp.	114,806	17,425,255
MasterCard, Inc. (Class A Stock)	4,630	407,718
Teradata Corp.*(a)	146,414	3,670,599
Total System Services, Inc.	331,616	17,612,126
Xerox Corp.	1,125,983	10,685,579

		77,158,886

Leisure Products — 0.4%
Hasbro, Inc.	124,004	10,415,096

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	342,016	15,171,830

Machinery — 0.4%
Cummins, Inc.	93,058	10,463,441

Media — 1.4%
Comcast Corp. (Class A Stock)	211,143	13,764,412
Interpublic Group of Cos., Inc. (The)	286,502	6,618,196
News Corp. (Class A Stock)	270,166	3,066,384
Scripps Networks Interactive, Inc. (Class A Stock)	8,742	544,364
TEGNA, Inc.	86,956	2,014,770
Time Warner, Inc.	66,538	4,893,204
Viacom, Inc. (Class B Stock)	238,067	9,872,638

		40,773,968

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	254,475	$2,834,851
Newmont Mining Corp.	166,324	6,506,595
Nucor Corp.	161,146	7,962,224

		17,303,670

Multiline Retail — 0.7%
Dollar General Corp.	52,873	4,970,062
Macy’s, Inc.	169,457	5,695,450
Target Corp.	144,788	10,109,098

		20,774,610

Multi-Utilities — 1.4%
Ameren Corp.	62,927	3,371,629
CenterPoint Energy, Inc.	50,395	1,209,480
NiSource, Inc.	222,709	5,906,243
Public Service Enterprise Group, Inc.	591,776	27,582,679
SCANA Corp.	10,702	809,713

		38,879,744

Oil, Gas & Consumable Fuels — 5.0%
Chesapeake Energy Corp.*	429,790	1,839,501
Chevron Corp.(a)	163,887	17,180,274
Exxon Mobil Corp.	357,396	33,502,301
Kinder Morgan, Inc.	445,934	8,347,884
Marathon Petroleum Corp.	550,874	20,911,177
Phillips 66	124,238	9,857,043
Pioneer Natural Resources Co.	23,157	3,501,570
Tesoro Corp.	307,306	23,023,366
Valero Energy Corp.	451,588	23,030,988
Williams Cos., Inc. (The)	107,487	2,324,944

		143,519,048

Pharmaceuticals — 3.3%
Endo International PLC*	380,466	5,931,465
Johnson & Johnson	295,449	35,837,964
Mallinckrodt PLC*	150,905	9,172,006
Merck & Co., Inc.	371,746	21,416,287
Mylan NV*	121,928	5,272,167
Pfizer, Inc.	526,033	18,521,622

		96,151,511

Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	24,039	2,928,912
Equifax, Inc.	6,908	886,987
Robert Half International, Inc.	245,894	9,383,315

		13,199,214

Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	116,609	13,247,948
AvalonBay Communities, Inc.	35,151	6,340,889
Boston Properties, Inc.	41,583	5,484,798
Crown Castle International Corp.	91,665	9,297,581
Equinix, Inc.	13,983	5,421,629
Equity Residential	67,000	4,614,960
Prologis, Inc.	92,700	4,546,008
Public Storage	39,979	10,218,233
Simon Property Group, Inc.	69,516	15,078,020
Ventas, Inc.	75,482	5,496,599
Welltower, Inc.	68,000	5,179,560

		84,926,225

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail
Norfolk Southern Corp.	7,357	$626,301

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	34,186	1,936,295
Applied Materials, Inc.	62,457	1,497,094
First Solar, Inc.*(a)	191,528	9,285,277
Intel Corp.	616,478	20,220,478
Lam Research Corp.	59,029	4,961,978
Micron Technology, Inc.*	368,568	5,071,496
QUALCOMM, Inc.	364,022	19,500,659
Texas Instruments, Inc.	113,676	7,121,801
Xilinx, Inc.	64,211	2,962,053

		72,557,131

Software — 4.3%
Adobe Systems, Inc.*	47,693	4,568,512
CA, Inc.	214,701	7,048,634
Citrix Systems, Inc.*	292,618	23,435,776
Electronic Arts, Inc.*	79,114	5,993,677
Microsoft Corp.	1,238,322	63,364,937
Oracle Corp.	428,488	17,538,014
Symantec Corp.	154,007	3,163,304

		125,112,854

Specialty Retail — 3.1%
Best Buy Co., Inc.	437,039	13,373,393
Gap, Inc. (The)(a)	116,943	2,481,530
Home Depot, Inc. (The)	165,037	21,073,575
L Brands, Inc.	20,485	1,375,158
Lowe’s Cos., Inc.	244,054	19,321,755
Ross Stores, Inc.	72,199	4,092,961
Staples, Inc.	818,068	7,051,746
TJX Cos., Inc. (The)	68,059	5,256,197
Urban Outfitters, Inc.*	558,254	15,351,985

		89,378,300

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	677,600	64,778,560
EMC Corp.	305,258	8,293,860
Hewlett Packard Enterprise Co.	140,089	2,559,426
HP, Inc.	1,833,001	23,004,163
NetApp, Inc.	19,604	482,062

		99,118,071

Textiles, Apparel & Luxury Goods — 1.7%
Michael Kors Holdings Ltd.*	350,220	17,328,886
NIKE, Inc. (Class B Stock)	133,191	7,352,143
PVH Corp.	167,262	15,761,098
Ralph Lauren Corp.	107,596	9,642,754

		50,084,881

Tobacco — 2.0%
Altria Group, Inc.	575,860	39,711,306
Philip Morris International, Inc.	182,556	18,569,596

		58,280,902

TOTAL LONG-TERM INVESTMENTS (cost $2,620,350,308)		2,801,198,244

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 3.3%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $95,547,333; includes $15,002,041 of cash collateral for securities on loan)(b)(w)(Note 4)	95,547,333	$95,547,333

TOTAL INVESTMENTS — 100.6% (cost $2,715,897,641)		2,896,745,577
Liabilities in excess of other assets(z) — (0.6)%		(18,117,441)

NET ASSETS — 100.0%		$2,878,628,136

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,794,358; cash collateral of $15,002,041 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
606	S&P 500 E-Mini Index	Sep. 2016	$63,216,180	$63,333,060	$116,880

Cash of $2,545,200 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$120,524,667	$—	$—
Airlines	77,791,295	—	—
Automobiles	19,208,625	—	—
Banks	105,875,831	—	—
Beverages	59,699,704	—	—
Biotechnology	32,739,120	—	—
Building Products	20,136,525	—	—
Capital Markets	8,220,205	—	—
Chemicals	53,467,151	—	—
Commercial Services & Supplies	18,280,725	—	—
Communications Equipment	32,415,650	—	—
Construction & Engineering	17,833,113	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Consumer Finance	$32,775,098	$—	$—
Containers & Packaging	42,852,414	—	—
Diversified Consumer Services	3,155,761	—	—
Diversified Financial Services	45,341,218	—	—
Diversified Telecommunication Services	76,265,081	—	—
Electric Utilities	118,879,601	—	—
Electrical Equipment	2,475,092	—	—
Energy Equipment & Services	11,945,741	—	—
Food & Staples Retailing	54,387,003	—	—
Food Products	147,394,965	—	—
Health Care Equipment & Supplies	11,335,909	—	—
Health Care Providers & Services	153,245,982	—	—
Hotels, Restaurants & Leisure	47,251,141	—	—
Household Durables	28,237,339	—	—
Household Products	58,159,207	—	—
Independent Power & Renewable Electricity Producers	633,635	—	—
Industrial Conglomerates	13,275,683	—	—
Insurance	149,067,124	—	—
Internet & Catalog Retail	39,607,134	—	—
Internet Software & Services	134,824,822	—	—
IT Services	77,158,886	—	—
Leisure Products	10,415,096	—	—
Life Sciences Tools & Services	15,171,830	—	—
Machinery	10,463,441	—	—
Media	40,773,968	—	—
Metals & Mining	17,303,670	—	—
Multiline Retail	20,774,610	—	—
Multi-Utilities	38,879,744	—	—
Oil, Gas & Consumable Fuels	143,519,048	—	—
Pharmaceuticals	96,151,511	—	—
Professional Services	13,199,214	—	—
Real Estate Investment Trusts (REITs)	84,926,225	—	—
Road & Rail	626,301	—	—
Semiconductors & Semiconductor Equipment	72,557,131	—	—
Software	125,112,854	—	—
Specialty Retail	89,378,300	—	—
Technology Hardware, Storage & Peripherals	99,118,071	—	—
Textiles, Apparel & Luxury Goods	50,084,881	—	—
Tobacco	58,280,902	—	—
Affiliated Mutual Fund	95,547,333	—	—
Other Financial Instruments*
Futures Contracts	116,880	—	—

Total	$2,896,862,457	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contacts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Health Care Providers & Services	5.3%
Insurance	5.2
Food Products	5.1
Oil, Gas & Consumable Fuels	5.0
Internet Software & Services	4.7
Software	4.3
Aerospace & Defense	4.2
Electric Utilities	4.1
Banks	3.7
Technology Hardware, Storage & Peripherals	3.4
Pharmaceuticals	3.3

Affiliated Mutual Fund (0.5% represents investments purchased with collateral from securities on loan)	3.3%
Specialty Retail	3.1
Real Estate Investment Trusts (REITs)	3.0
Airlines	2.7
IT Services	2.7
Diversified Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.5
Beverages	2.1
Tobacco	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Household Products	2.0%
Food & Staples Retailing	1.9
Chemicals	1.9
Textiles, Apparel & Luxury Goods	1.7
Hotels, Restaurants & Leisure	1.6
Diversified Financial Services	1.6
Containers & Packaging	1.5
Media	1.4
Internet & Catalog Retail	1.4
Multi-Utilities	1.4
Consumer Finance	1.1
Biotechnology	1.1
Communications Equipment	1.1
Household Durables	1.0
Multiline Retail	0.7
Building Products	0.7
Automobiles	0.7

Commercial Services & Supplies	0.6%
Construction & Engineering	0.6
Metals & Mining	0.6
Life Sciences Tools & Services	0.5
Industrial Conglomerates	0.5
Professional Services	0.5
Energy Equipment & Services	0.4
Health Care Equipment & Supplies	0.4
Machinery	0.4
Leisure Products	0.4
Capital Markets	0.3
Diversified Consumer Services	0.1
Electrical Equipment	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$116,880	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$5,400,457

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$249,043

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long position was $58,682,154.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $14,794,358:
Unaffiliated investments (cost $2,620,350,308)	$2,801,198,244
Affiliated investments (cost $95,547,333)	95,547,333
Dividends receivable	3,142,239
Deposit with Broker for futures	2,545,200
Due from broker-variation margin futures	709,020
Receivable for fund share sold	16,852
Prepaid expenses	3,428

Total Assets	2,903,162,316

LIABILITIES:
Payable to broker for collateral for securities on loan	15,002,041
Payable for fund share repurchased	9,016,463
Advisory fees payable	372,262
Distribution fee payable	77,261
Accrued expenses and other liabilities	65,811
Affiliated transfer agent fee payable	342

Total Liabilities	24,534,180

NET ASSETS	$2,878,628,136

Net assets were comprised of:
Paid-in capital	$2,122,325,189
Retained earnings	756,302,947

Net assets, June 30, 2016	$2,878,628,136

Net asset value and redemption price per share, $2,878,628,136 / 209,841,703 outstanding shares of beneficial interest.	$13.72

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income.	$28,360,956
Affiliated dividend income	230,956
Affiliated income from securities lending, net	176,362

28,768,274

EXPENSES
Advisory fees	7,698,604
Distribution fee	3,448,655
Custodian and accounting fees	95,000
Insurance expenses	20,000
Trustees’ fees.	19,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous.	10,359

Total expenses	11,318,618
Less: advisory fee waivers and/or expense reimbursement	(3,407,271)

Net expenses	7,911,347

NET INVESTMENT INCOME (LOSS)	20,856,927

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(6,768,580)
Futures transactions	5,400,457

(1,368,123)

Net change in unrealized appreciation (depreciation) on:
Investments	1,391,457
Futures	249,043

1,640,500

NET GAIN (LOSS) ON INVESTMENTS	272,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,129,304

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$20,856,927	$43,686,170
Net realized gain (loss) on investment transactions	(1,368,123)	236,871,332
Net change in unrealized appreciation (depreciation) on investments	1,640,500	(233,005,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,129,304	47,552,224

FUND SHARE TRANSACTIONS:
Fund share sold [16,424,807 and 33,639,971 shares, respectively]	217,535,859	454,742,477
Fund share repurchased [21,476,611 and 28,371,745 shares, respectively].	(272,351,086)	(381,363,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	(54,815,227)	73,378,633

CAPITAL CONTRIBUTIONS (NOTE 4)	46,900	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,639,023)	120,930,857
NET ASSETS:
Beginning of period	2,912,267,159	2,791,336,302

End of period	$2,878,628,136	$2,912,267,159

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 88.1%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AB Global Bond Portfolio*	28,296,258	$302,204,033
AST AQR Emerging Markets Equity Portfolio*	1,655,169	14,797,212
AST AQR Large-Cap Portfolio*	102,086,583	1,400,627,918
AST BlackRock Low Duration Bond Portfolio*	2,391,803	25,209,609
AST BlackRock/Loomis Sayles Bond Portfolio*	8,813,461	116,690,229
AST Boston Partners Large-Cap Value Portfolio*	15,040,561	263,510,636
AST ClearBridge Dividend Growth Portfolio*	44,401,464	625,172,609
AST Cohen & Steers Realty Portfolio*	922,162	10,328,216
AST Goldman Sachs Global Income Portfolio*	17,468,278	184,639,701
AST Goldman Sachs Large-Cap Value Portfolio*	10,468,255	268,301,385
AST Goldman Sachs Mid-Cap Growth Portfolio*	6,022,322	44,986,743
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	91,095,453
AST Goldman Sachs Strategic Income Portfolio*	7,375,842	69,185,401
AST Herndon Large-Cap Value Portfolio*	5,647,499	67,431,136
AST High Yield Portfolio*	15,088,326	132,173,735
AST Hotchkis & Wiley Large-Cap Value Portfolio*	12,189,810	259,642,943
AST International Growth Portfolio*	47,471,376	629,945,159
AST International Value Portfolio*	37,154,001	612,669,469
AST Jennison Large-Cap Growth Portfolio*	12,659,063	273,435,758
AST Loomis Sayles Large-Cap Growth Portfolio*	13,235,608	480,849,625
AST Lord Abbett Core Fixed Income Portfolio*	18,299,580	228,927,751
AST MFS Growth Portfolio*	21,329,468	378,811,351
AST MFS Large-Cap Value Portfolio*	28,957,870	465,932,135
AST Money Market Portfolio*	11,086,315	11,086,315
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	871,111	23,450,303
AST Parametric Emerging Markets Equity Portfolio*	1,875,725	14,555,624
AST Prudential Core Bond Portfolio*	53,561,708	635,241,857
AST QMA Emerging Markets Equity Portfolio*	1,050,494	8,698,094
AST QMA International Core Equity Portfolio*	31,751,844	311,485,586
AST QMA Large-Cap Portfolio*	99,912,072	1,401,766,377
AST Small-Cap Growth Opportunities Portfolio*	8,560,761	117,710,470
AST Small-Cap Growth Portfolio*	3,930,204	123,408,402
AST Small-Cap Value Portfolio*	8,858,460	193,734,521
AST T. Rowe Price Large-Cap Growth Portfolio*	9,415,911	215,341,894
AST Templeton Global Bond Portfolio*	79,450	815,152
AST Wedge Capital Mid-Cap Value Portfolio*	1,222,502	24,266,673
AST Wellington Management Global Bond Portfolio*	34,173,978	365,319,820
AST Western Asset Core Plus Bond Portfolio*	35,215,378	427,866,837

AFFILIATED MUTUAL FUNDS (continued)		Shares	Value (Note 2)
AST Western Asset Emerging Markets Debt Portfolio*		3,217,467	$33,558,182

TOTAL LONG-TERM INVESTMENTS (cost $9,541,840,188)(w)			10,854,874,314

SHORT-TERM INVESTMENTS — 11.0%
AFFILIATED MUTUAL FUND — 10.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,303,590,547)(w)(Note 4)		1,303,590,547	1,303,590,547

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills (cost $54,969,231)
0.265%	09/15/16	55,000	54,976,350

TOTAL SHORT-TERM INVESTMENTS (cost $1,358,559,778)			1,358,566,897

TOTAL INVESTMENTS — 99.1% (cost $10,900,399,966)			12,213,441,211
Other assets in excess of liabilities(z) — 0.9%			111,038,601

NET ASSETS — 100.0%			$12,324,479,812

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1,103	2 Year U.S. Treasury Notes	Sep. 2016	$240,390,336	$241,918,923	$1,528,587
1,833	10 Year U.S. Treasury Notes	Sep. 2016	237,942,641	243,760,359	5,817,718
233	CAC40 10 Euro	Jul. 2016	10,860,060	10,947,975	87,915
34	DAX Index	Sep. 2016	9,139,299	9,120,214	(19,085)
2,373	Euro STOXX 50 Index	Sep. 2016	75,273,820	75,184,941	(88,879)
361	FTSE 100 Index	Sep. 2016	28,909,508	30,865,483	1,955,975
445	Mini MSCI EAFE Index	Sep. 2016	36,017,006	35,938,200	(78,806)
474	Russell 2000 Mini Index	Sep. 2016	54,946,080	54,386,760	(559,320)
2,990	S&P 500 E-Mini Index	Sep. 2016	312,048,276	312,484,900	436,624
572	S&P 500 Index	Sep. 2016	298,478,896	298,898,600	419,704
255	TOPIX Index	Sep. 2016	33,136,782	30,756,064	(2,380,718)

					$7,119,715

A U.S. Treasury obligation with a market value of $54,976,350 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,158,464,861	$—	$—
U.S. Treasury Obligation	—	54,976,350	—
Other Financial Instruments*
Futures Contracts	7,119,715	—	—

Total	$12,165,584,576	$54,976,350	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type

Large/Mid-Cap Growth	34.0%
Core Bond	12.2
Large/Mid-Cap Value	11.1
Ultra Short Bond	10.6
International Value	7.5
Global Bond	6.9
International Growth	5.1

Large/Mid-Cap Blend	5.1%
Small-Cap Value	2.3
Small-Cap Growth	2.0
High Yield	1.1
Emerging Markets	0.6
U.S. Treasury Obligation	0.4
Money Market	0.1
Real Estate	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$2,900,218	*	Due from/to broker-variation margin futures	$3,126,808	*
Interest rate contracts	Due from/to broker-variation margin futures	7,346,305	*	—	—

Total		$10,246,523			$3,126,808

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,220,035
Interest rate contracts	9,744,071

Total	$10,964,106

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(16,871,411)
Interest rate contracts	8,168,771

Total	$(8,702,640)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $1,370,564,934.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $10,845,430,735)	$12,158,464,861
Unaffiliated investments (cost $54,969,231)	54,976,350
Foreign currency, at value (cost $73,414,920)	72,296,062
Receivable for fund share sold	28,760,093
Due from broker-variation margin futures	10,086,467
Dividends receivable	608,070
Prepaid expenses	1,786

Total Assets	12,325,193,689

LIABILITIES:
Advisory fees payable	634,592
Accrued expenses and other liabilities	78,617
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	326

Total Liabilities	713,877

NET ASSETS	$12,324,479,812

Net assets were comprised of:
Paid-in capital	$8,890,255,675
Retained earnings	3,434,224,137

Net assets, June 30, 2016	$12,324,479,812

Net asset value and redemption price per share, $12,324,479,812 / 807,244,554 outstanding shares of beneficial interest.	$15.27

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$2,972,184
Interest income	76,033

3,048,217

EXPENSES
Advisory fees.	8,861,325
Custodian and accounting fees	250,000
Trustees’ fees	62,000
Legal fees and expenses	18,000
Audit fee	10,000
Insurance expenses	10,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	11,262

Total expenses	9,236,587

NET INVESTMENT INCOME (LOSS)	(6,188,370)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Affiliated investment transactions	320,894,038
Futures transactions	10,964,106
Foreign currency transactions	2,451,097

334,309,241

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(233,861,709))	(233,865,946)
Futures	(8,702,640)
Foreign currencies	27,109

(242,541,477)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	91,767,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,579,394

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(6,188,370)	$(17,838,470)
Net realized gain (loss) on investment and foreign currency transactions	334,309,241	656,195,414
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(242,541,477)	(576,144,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,579,394	62,212,756

FUND SHARE TRANSACTIONS:
Fund share sold [100,053,185 and 31,686,224 shares, respectively]	1,467,136,271	480,971,870
Fund share repurchased [127,839,360 and 64,127,455 shares, respectively]	(1,811,513,524)	(959,657,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(344,377,253)	(478,685,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(258,797,859)	(416,472,813)
NET ASSETS:
Beginning of period	12,583,277,671	12,999,750,484

End of period	$12,324,479,812	$12,583,277,671

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
Raytheon Co.	172,650	$23,471,768

Air Freight & Logistics — 2.7%
C.H. Robinson Worldwide, Inc.(a)	195,000	14,478,750
United Parcel Service, Inc. (Class B Stock)	222,330	23,949,388

		38,428,138

Auto Components — 0.5%
Johnson Controls, Inc.	175,000	7,745,500

Banks — 3.7%
JPMorgan Chase & Co.	500,000	31,070,000
Wells Fargo & Co.	459,100	21,729,203

		52,799,203

Beverages — 3.9%
Anheuser-Busch InBev NV (Belgium), ADR	100,000	13,168,000
Coca-Cola Co. (The)	600,000	27,198,000
PepsiCo, Inc.	150,000	15,891,000

		56,257,000

Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	711,280	27,633,228
Blackstone Group LP (The)	957,200	23,489,688

		51,122,916

Chemicals — 5.1%
E.I. du Pont de Nemours & Co.	194,070	12,575,736
Ecolab, Inc.	245,070	29,065,302
PPG Industries, Inc.	300,000	31,245,000

		72,886,038

Commercial Services & Supplies — 2.1%
Waste Management, Inc.	456,540	30,254,906

Containers & Packaging — 1.6%
International Paper Co.	547,330	23,195,846

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	28,958,000

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	550,630	30,747,179

Electric Utilities — 2.8%
Brookfield Infrastructure Partners LP (Canada)(a)	588,970	26,656,782
NextEra Energy, Inc.	97,310	12,689,224

		39,346,006

Energy Equipment & Services — 1.9%
Schlumberger Ltd.	341,430	27,000,284

Food & Staples Retailing — 5.6%
Costco Wholesale Corp.	128,830	20,231,463
CVS Health Corp.	297,290	28,462,545
Sysco Corp.	160,000	8,118,400
Wal-Mart Stores, Inc.	310,900	22,701,918

		79,514,326

Food Products — 2.4%
Nestle SA (Switzerland), ADR	437,440	33,818,486

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	102,790	14,513,948

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	144,160	$17,348,214

Household Products — 3.9%
Kimberly-Clark Corp.	273,430	37,591,156
Procter & Gamble Co. (The)	206,210	17,459,801

		55,050,957

Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Partners LP (Canada), (NYSE)	47,160	1,404,897
Brookfield Renewable Partners LP (Canada), (TSX)	241,760	7,196,942

		8,601,839

Industrial Conglomerates — 4.3%
3M Co.	180,070	31,533,858
General Electric Co.	968,830	30,498,768

		62,032,626

Insurance — 4.0%
MetLife, Inc.	617,570	24,597,813
Travelers Cos., Inc. (The)	270,210	32,165,798

		56,763,611

IT Services — 1.7%
Automatic Data Processing, Inc.	269,040	24,716,705

Machinery — 0.5%
Pentair PLC (United Kingdom)	125,000	7,286,250

Media — 6.4%
Comcast Corp. (Class A Stock)	512,560	33,413,787
Time Warner, Inc.	382,700	28,143,758
Walt Disney Co. (The)	302,600	29,600,332

		91,157,877

Multi-Utilities — 1.9%
WEC Energy Group, Inc.	418,750	27,344,375

Oil, Gas & Consumable Fuels — 4.1%
Exxon Mobil Corp.	341,250	31,988,775
Spectra Energy Corp.	741,400	27,157,482

		59,146,257

Pharmaceuticals — 7.5%
Johnson & Johnson	302,790	36,728,427
Merck & Co., Inc.	546,620	31,490,778
Pfizer, Inc.	600,000	21,126,000
Zoetis, Inc.	366,220	17,380,801

		106,726,006

Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.	359,680	40,863,245
Healthcare Trust of America, Inc. (Class A Stock)	580,610	18,776,928
Weyerhaeuser Co.	650,000	19,350,500

		78,990,673

Road & Rail — 1.8%
Union Pacific Corp.	301,260	26,284,935

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	559,070	18,337,496
Texas Instruments, Inc.	170,000	10,650,500

		28,987,996

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software — 2.6%
Microsoft Corp.	734,980	$37,608,927

Specialty Retail — 3.1%
Home Depot, Inc. (The)	282,320	36,049,441
Tiffany & Co.	138,180	8,379,235

		44,428,676

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	225,020	21,511,912

TOTAL LONG-TERM INVESTMENTS (cost $1,156,772,895)		1,364,047,380

SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUND — 0.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $10,233,453; includes $10,233,453 of cash collateral for securities on loan)(b)(w)(Note 4)	10,233,453	10,233,453

	Shares	Value (Note 2)
UNAFFILIATED FUND — 5.1%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $72,409,250)	72,409,250	$72,409,250

TOTAL SHORT-TERM INVESTMENTS (cost $82,642,703)		82,642,703

TOTAL INVESTMENTS — 101.1% (cost $1,239,415,598)		1,446,690,083
Liabilities in excess of other assets — (1.1)%		(15,995,933)

NET ASSETS — 100.0%		$1,430,694,150

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,167,699; cash collateral of $10,233,453 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,471,768	$—	$—
Air Freight & Logistics	38,428,138	—	—
Auto Components	7,745,500	—	—
Banks	52,799,203	—	—
Beverages	56,257,000	—	—
Capital Markets	51,122,916	—	—
Chemicals	72,886,038	—	—
Commercial Services & Supplies	30,254,906	—	—
Containers & Packaging	23,195,846	—	—
Diversified Financial Services	28,958,000	—	—
Diversified Telecommunication Services	30,747,179	—	—
Electric Utilities	39,346,006	—	—
Energy Equipment & Services	27,000,284	—	—
Food & Staples Retailing	79,514,326	—	—
Food Products	33,818,486	—	—
Health Care Providers & Services	14,513,948	—	—
Hotels, Restaurants & Leisure	17,348,214	—	—
Household Products	55,050,957	—	—
Independent Power & Renewable Electricity Producers	8,601,839	—	—
Industrial Conglomerates	62,032,626	—	—
Insurance	56,763,611	—	—
IT Services	24,716,705	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Machinery	$7,286,250	$—	$—
Media	91,157,877	—	—
Multi-Utilities	27,344,375	—	—
Oil, Gas & Consumable Fuels	59,146,257	—	—
Pharmaceuticals	106,726,006	—	—
Real Estate Investment Trusts (REITs)	78,990,673	—	—
Road & Rail	26,284,935	—	—
Semiconductors & Semiconductor Equipment	28,987,996	—	—
Software	37,608,927	—	—
Specialty Retail	44,428,676	—	—
Technology Hardware, Storage & Peripherals	21,511,912	—	—
Affiliated Mutual Fund	10,233,453	—	—
Unaffiliated Fund	72,409,250	—	—

Total	$1,446,690,083	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Pharmaceuticals	7.5%
Media	6.4
Food & Staples Retailing	5.6
Real Estate Investment Trusts (REITs)	5.5
Chemicals	5.1
Unaffiliated Fund	5.1
Industrial Conglomerates	4.3
Oil, Gas & Consumable Fuels	4.1
Insurance	4.0
Beverages	3.9
Household Products	3.9
Banks	3.7
Capital Markets	3.6
Specialty Retail	3.1
Electric Utilities	2.8
Air Freight & Logistics	2.7
Software	2.6
Food Products	2.4

Diversified Telecommunication Services	2.2%
Commercial Services & Supplies	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Financial Services	2.0
Multi-Utilities	1.9
Energy Equipment & Services	1.9
Road & Rail	1.8
IT Services	1.7
Aerospace & Defense	1.6
Containers & Packaging	1.6
Technology Hardware, Storage & Peripherals	1.5
Hotels, Restaurants & Leisure	1.2
Health Care Providers & Services	1.0
Affiliated Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	0.7
Independent Power & Renewable Electricity Producers	0.6
Auto Components	0.5
Machinery	0.5

101.1
Liabilities in excess of other assets	(1.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $10,167,699:
Unaffiliated investments (cost $1,229,182,145)	$1,436,456,630
Affiliated investments (cost $10,233,453)	10,233,453
Cash	346,187
Dividends receivable	1,976,977
Tax reclaim receivable	504,027
Receivable for fund share sold	430,954
Prepaid expenses	874

Total Assets	1,449,949,102

LIABILITIES:
Payable to broker for collateral for securities on loan	10,233,453
Payable for fund share repurchased	4,805,661
Payable for investments purchased	3,840,746
Advisory fees payable	287,052
Accrued expenses and other liabilities	49,233
Distribution fee payable	38,465
Affiliated transfer agent fee payable	342

Total Liabilities	19,254,952

NET ASSETS	$1,430,694,150

Net assets were comprised of:
Paid-in capital	$942,937,692
Retained earnings	487,756,458

Net assets, June 30, 2016	$1,430,694,150

Net asset value and redemption price per share, $1,430,694,150 / 101,637,221 outstanding shares of beneficial interest	$14.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $227,674 foreign withholding tax)	$12,919,569
Affiliated income from securities lending, net	208,006
Affiliated dividend income	199,178

13,326,753

EXPENSES
Advisory fees	3,813,708
Distribution fee	1,431,660
Custodian and accounting fees	45,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	7,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous	8,968

Total expenses	5,338,336
Less: advisory fee waivers and/or expense reimbursement	(629,930)

Net expenses	4,708,406

NET INVESTMENT INCOME (LOSS)	8,618,347

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions	2,657,169

Net change in unrealized appreciation (depreciation) on:
Investments	100,730,097
Foreign currencies	4,031

100,734,128

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	103,391,297

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,009,644

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$8,618,347	$15,765,277
Net realized gain (loss) on investment and foreign currency transactions	2,657,169	164,209,817
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	100,734,128	(214,835,751)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,009,644	(34,860,657)

FUND SHARE TRANSACTIONS:
Fund share sold [52,489,106 and 5,613,207 shares, respectively]	681,026,289	74,140,481
Fund share repurchased [7,301,572 and 64,818,601 shares, respectively]	(94,076,190)	(862,203,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	586,950,099	(788,063,373)

CAPITAL CONTRIBUTIONS (NOTE 4)	56,158	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,015,901	(822,924,030)
NET ASSETS:
Beginning of period	731,678,249	1,554,602,279

End of period	$1,430,694,150	$731,678,249

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AB Global Bond Portfolio*	4,962,472	$52,999,200
AST AQR Emerging Markets Equity Portfolio*	17,684	158,095
AST AQR Large-Cap Portfolio*	993,742	13,634,138
AST BlackRock Low Duration Bond Portfolio*	390,813	4,119,168
AST BlackRock/Loomis Sayles Bond Portfolio*	1,546,905	20,481,025
AST Boston Partners Large-Cap Value Portfolio*	144,814	2,537,138
AST ClearBridge Dividend Growth Portfolio*	414,347	5,834,000
AST Cohen & Steers Realty Portfolio*	5,261	58,925
AST Goldman Sachs Global Income Portfolio*	3,063,264	32,378,698
AST Goldman Sachs Large-Cap Value Portfolio*	100,791	2,583,281
AST Goldman Sachs Mid-Cap Growth Portfolio*	56,738	423,832
AST Goldman Sachs Strategic Income Portfolio*	1,294,446	12,141,905
AST Herndon Large Cap Value Portfolio*	54,462	650,277
AST High Yield Portfolio*	2,682,967	23,502,789
AST Hotchkis & Wiley Large-Cap Value Portfolio*	117,507	2,502,895
AST International Growth Portfolio*	475,180	6,305,641
AST International Value Portfolio*	370,808	6,114,629
AST Jennison Large-Cap Growth Portfolio*	124,774	2,695,120
AST Loomis Sayles Large-Cap Growth Portfolio*	125,500	4,559,421
AST Lord Abbett Core Fixed Income Portfolio*	3,213,423	40,199,923
AST MFS Growth Portfolio*	204,071	3,624,309
AST MFS Large-Cap Value Portfolio*	278,623	4,483,045
AST Money Market Portfolio*	9,147,593	9,147,593
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	8,086	217,663
AST Parametric Emerging Markets Equity Portfolio*	18,097	140,434
AST Prudential Core Bond Portfolio*	9,397,049	111,448,997
AST QMA Emerging Markets Equity Portfolio*	11,580	95,883
AST QMA International Core Equity Portfolio*	316,284	3,102,745
AST QMA Large-Cap Portfolio*	978,775	13,732,217
AST Small-Cap Growth Opportunities Portfolio*	84,432	1,160,945
AST Small-Cap Growth Portfolio*	37,759	1,185,629
AST Small-Cap Value Portfolio*	128,632	2,813,185
AST T. Rowe Price Large-Cap Growth Portfolio*	94,644	2,164,512
AST Wedge Capital Mid-Cap Value Portfolio*	11,040	219,146
AST Wellington Management Global Bond Portfolio*	6,001,082	64,151,563
AST Western Asset Core Plus Bond Portfolio*	6,177,006	75,050,627
AST Western Asset Emerging Markets Debt Portfolio*	590,071	6,154,440

		Shares	Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $511,075,127)(w)			$532,773,033

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUND — 4.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $24,277,031)(w)(Note 4)		24,277,031	24,277,031

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $299,832)
0.268%	09/15/16	300	299,871

TOTAL SHORT-TERM INVESTMENTS (cost $24,576,863)			24,576,902

TOTAL INVESTMENTS — 99.9% (cost $535,651,990)			557,349,935
Other assets in excess of liabilities(z) — 0.1%			537,138

NET ASSETS — 100.0%			$557,887,073

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
42	2YearU.S.TreasuryNotes	Sep. 2016	$9,146,791	$9,211,781	$64,990
72	10 Year U.S. Treasury Notes	Sep. 2016	9,320,625	9,574,875	254,250
7	Mini MSCI EAFE Index	Sep. 2016	566,560	565,320	(1,240)
2	Russell 2000 Mini Index	Sep. 2016	231,840	229,480	(2,360)
23	S&P 500 E-Mini Index	Sep. 2016	2,400,371	2,403,730	3,359

					$318,999

A U.S. Treasury obligation with a market value of $299,871 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$557,050,064	$—	$—
U.S. Treasury Obligation	—	299,871	—
Other Financial Instruments*
Futures Contracts	318,999	—	—

Total	$557,369,063	$299,871	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Core Bond	47.2%
Global Bond	26.8
Large/Mid-Cap Growth	7.3
Ultra Short Bond	4.3
High Yield	4.2
Large/Mid-Cap Value	2.4
Money Market	1.7

International Value	1.7%
Emerging Markets	1.2
International Growth	1.1
Large/Mid-Cap Blend	1.0
Small-Cap Value	0.5
Small-Cap Growth	0.4
U.S. Treasury Obligation	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$3,359	*	Due from/to broker-variation margin futures	$3,600	*
Interest rate contracts	Due from/to broker-variation margin futures	319,240	*	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Total		$322,599		$3,600

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$419,499
Interest rate contracts	(69,209)

Total	$350,290

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(241)
Interest rate contracts	319,240

Total	$318,999

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $14,449,581.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $535,352,158)	$557,050,064
Unaffiliated investments (cost $299,832)	299,871
Receivable for investments sold	1,515,700
Receivable for fund share sold	615,255
Due from broker-variation margin futures	39,111
Dividends receivable	11,034
Prepaid expenses	70

Total Assets	559,531,105

LIABILITIES:
Payable for investments purchased	1,579,897
Accrued expenses and other liabilities	38,927
Advisory fees payable	24,827
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	39

Total Liabilities	1,644,032

NET ASSETS	$557,887,073

Net assets were comprised of:
Paid-in capital	$523,380,816
Retained earnings	34,506,257

Net assets, June 30, 2016	$557,887,073

Net asset value and redemption price per share, $557,887,073 / 51,913,216 outstanding shares of beneficial Interest	$10.75

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$51,139

EXPENSES
Advisory fees	375,360
Custodian and accounting fees	28,000
Audit fee	13,000
Legal fees and expenses	8,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Miscellaneous	5,916

Total expenses	444,276

NET INVESTMENT INCOME (LOSS)	(393,137)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Affiliated investment transactions	2,288,530
Futures transactions	350,290
Foreign currency transactions	(82,858)

2,555,962

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $21,507,448)	21,507,487
Futures	318,999

21,826,486

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES NET INCREASE (DECREASE) IN NET ASSETS RESULTING	24,382,448

FROM OPERATIONS	$23,989,311

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(393,137)	$(605,215)
Net realized gain (loss) on investment and foreign currency transactions	2,555,962	6,482,271
Net change in unrealized appreciation (depreciation) on investments	21,826,486	(6,736,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,989,311	(859,879)

FUND SHARE TRANSACTIONS:
Fund share sold [19,310,316 and 22,483,152 shares, respectively]	199,602,381	232,613,339
Fund share repurchased [6,324,887 and 8,286,506 shares, respectively]	(66,299,416)	(86,023,337)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	133,302,965	146,590,002

TOTAL INCREASE (DECREASE) IN NET ASSETS	157,292,276	145,730,123
NET ASSETS:
Beginning of period	400,594,797	254,864,674

End of period	$557,887,073	$400,594,797

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 77.4%
AFFILIATED MUTUAL FUND — 1.1%	Shares	Value (Note 2)
AST Goldman Sachs Strategic Income Portfolio* (cost $28,896,401)(w)	2,945,607	$27,629,790

COMMON STOCKS — 31.3%
Aerospace & Defense — 0.5%
Airbus Group SE (France)	9,334	535,027
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	2,176	7,126
BAE Systems PLC (United Kingdom)	45,415	317,932
Boeing Co. (The)	7,451	967,661
BWX Technologies, Inc.	3,572	127,770
CAE, Inc. (Canada)	9,000	108,743
Chemring Group PLC (United Kingdom)	13,256	22,412
Cobham PLC (United Kingdom)	39,129	82,439
Cubic Corp.	1,189	47,750
Ducommun, Inc.*	819	16,200
Elbit Systems Ltd. (Israel)	1,599	144,799
Embraer SA (Brazil), ADR	9,400	204,168
General Dynamics Corp.	4,463	621,428
HEICO Corp.	1,356	90,594
Honeywell International, Inc.	11,344	1,319,534
Huntington Ingalls Industries, Inc.	1,415	237,762
KLX, Inc.*	3,549	110,019
L-3 Communications Holdings, Inc.	2,559	375,380
Leonardo-Finmeccanica SpA (Italy)*	11,966	121,009
Lockheed Martin Corp.	2,544	631,344
MacDonald, Dettwiler & Associates Ltd. (Canada)	1,000	65,227
Meggitt PLC (United Kingdom)	21,610	117,460
MTU Aero Engines AG (Germany)	2,051	191,621
Northrop Grumman Corp.	2,932	651,725
Orbital ATK, Inc.	1,655	140,907
QinetiQ Group PLC (United Kingdom)	131,753	391,115
Raytheon Co.	6,117	831,606
Rockwell Collins, Inc.(a)	1,898	161,596
Rolls-Royce Holdings PLC (United Kingdom)*	2,681,031	3,569
Rolls-Royce Holdings PLC (United Kingdom), (XLON)*	37,761	360,429
Saab AB (Sweden) (Class B Stock)	2,865	89,344
Safran SA (France)	6,702	451,327
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	3,610	155,230
Teledyne Technologies, Inc.*	703	69,632
Thales SA (France)	2,352	195,321
Triumph Group, Inc.	2,843	100,927
United Technologies Corp.	15,020	1,540,301
Vectrus, Inc.*	522	14,872
Zodiac Aerospace (France)	11,361	265,036

		11,886,342

Air Freight & Logistics — 0.1%
Bollore SA (France)	38,131	128,369
C.H. Robinson Worldwide, Inc.	2,195	162,979
Deutsche Post AG (Germany)	26,913	758,210
Echo Global Logistics, Inc.*	1,844	41,342
Expeditors International of Washington, Inc.	3,612	177,132
FedEx Corp.	5,737	870,762
Globaltrans Investment PLC (Cyprus), GDR, RegS	4,529	17,893

COMMON STOCKS (continued)	Shares	Value (Note 2)
Air Freight & Logistics (continued)
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	19,000	$10,725
Hub Group, Inc. (Class A Stock)*	2,163	82,994
Hyundai Glovis Co. Ltd. (South Korea)	776	116,241
Integer.pl SA (Poland)*	156	1,416
Kerry TJ Logistics Co. Ltd. (Taiwan)	17,000	22,335
Oesterreichische Post AG (Austria)*	1,821	58,806
Royal Mail PLC (United Kingdom)	36,176	243,051
Shenzhen Chiwan Petroleum (China) (Class B Stock)^	6,700	11,525
Treasure ASA (Norway)*	10,038	19,071
United Parcel Service, Inc. (Class B Stock)	2,534	272,962
Yamato Holdings Co. Ltd. (Japan)	11,000	252,571

		3,248,384

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	772,779	276,465
Alaska Air Group, Inc.	3,134	182,681
ANA Holdings, Inc. (Japan)	53,000	151,029
Bangkok Airways Co. Ltd. (Thailand)	44,800	29,450
Cathay Pacific Airways Ltd. (Hong Kong)	112,000	164,311
Cebu Air, Inc. (Philippines)	14,140	29,452
China Airlines Ltd. (Taiwan)*	259,000	77,954
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	1,960	36,632
Deutsche Lufthansa AG (Germany)	15,571	183,077
easyJet PLC (United Kingdom)	8,473	123,127
Eva Airways Corp. (Taiwan)*	168,395	76,886
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	27,251
Grupo Aeromexico SAB de CV (Mexico)*	12,800	26,451
Hainan Airlines Co. Ltd. (China) (Class B Stock)*	41,800	27,086
Japan Airlines Co. Ltd. (Japan)	4,600	147,994
Nok Airlines PCL (Thailand)*	27,400	6,667
Pegasus Hava Tasimaciligi A/S (Turkey)*	676	3,194
SAS AB (Sweden)*	7,793	14,854
Singapore Airlines Ltd. (Singapore)	15,100	119,908
Southwest Airlines Co.	17,041	668,178
Spirit Airlines, Inc.*	1,863	83,593
Thai Airways International PCL (Thailand)*	105,000	72,012
Turk Hava Yollari AO (Turkey)*	27,164	54,112

		2,582,364

Auto Components — 0.3%
Actron Technology Corp. (Taiwan)	2,000	7,686
Aisin Seiki Co. Ltd. (Japan)	8,700	354,380
ARB Corp. Ltd. (Australia)	3,887	48,973
Autoliv, Inc. (Sweden)	1,835	197,171
Bridgestone Corp. (Japan)	26,000	835,561
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	2,600	6,388
Chaowei Power Holdings Ltd. (China)	64,000	39,781
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	124,350	262,183
China First Capital Group Ltd. (China)*	20,000	15,390
China XD Plastics Co. Ltd. (China)*	3,200	10,304
CIE Automotive SA (Spain)	3,674	61,868
Cie Generale des Etablissements Michelin (France)	7,180	676,651

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Cooper Tire & Rubber Co.	1,611	$48,040
Cub Elecparts, Inc. (Taiwan)	1,149	12,947
Denso Corp. (Japan)	18,900	665,003
Depo Auto Parts Ind Co. Ltd. (Taiwan)	8,000	24,403
Drew Industries, Inc.	1,146	97,227
E-Lead Electronic Co. Ltd. (Taiwan)	8,000	7,798
Exedy Corp. (Japan)	2,400	51,383
FCC Co. Ltd. (Japan)	3,900	63,415
Federal Corp. (Taiwan)	86,495	37,129
Fuyao Glass Industry Group Co. Ltd. (China), 144A	67,200	156,391
Gajah Tunggal Tbk PT (Indonesia)	135,300	10,022
Halla Holdings Corp. (South Korea)	1,591	84,796
Hankook Tire Co. Ltd. (South Korea)	4,256	189,351
Hiroca Holdings Ltd. (Taiwan)	4,000	14,260
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	28,154
Hu Lane Associate, Inc. (Taiwan)	2,000	8,668
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	38,500	20,020
Hwa Fong Rubber Co. Ltd. (Taiwan)	53,000	18,961
Hyundai Mobis Co. Ltd. (South Korea)	3,738	822,373
Hyundai Wia Corp. (South Korea)	1,287	100,333
Iron Force Industrial Co. Ltd. (Taiwan)	1,000	6,808
Kenda Rubber Industrial Co. Ltd. (Taiwan)	47,593	75,694
KYB Corp. (Japan)	56,000	181,467
Macauto Industrial Co. Ltd. (Taiwan)	1,000	5,114
Mahle-Metal Leve SA (Brazil)	1,100	7,855
Mando Corp. (South Korea)	781	148,312
Metair Investments Ltd. (South Africa)	12,867	17,814
Minth Group Ltd. (China)	60,000	193,733
Nan Kang Rubber Tire Co. Ltd. (Taiwan)*	29,000	25,227
Nemak SAB de CV (Mexico), 144A	81,200	95,090
Nifco, Inc. (Japan)	3,300	173,027
Sanok Rubber Co. SA (Poland)	935	12,372
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	4,400	4,822
SL Corp. (South Korea)	2,002	25,108
Somboon Advance Technology PCL (Thailand)	40,600	15,367
Sri Trang Agro-Industry PCL (Thailand)	105,300	37,757
Sumitomo Riko Co. Ltd. (Japan)	4,100	32,851
Sumitomo Rubber Industries Ltd. (Japan)	10,700	143,251
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	71,146
Tong Yang Industry Co. Ltd. (Taiwan)	29,000	43,214
Tung Thih Electronic Co. Ltd. (Taiwan)	1,000	16,101
Tupy SA (Brazil)	4,000	14,781
TUS International Ltd. (China)*	100,000	8,697
Unipres Corp. (Japan)	5,400	86,930
Visteon Corp.(a)	945	62,190
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)*	22,900	48,605
Xinyi Automobile Glass Hong Kong Enterprises Ltd. (Hong Kong)*	44,000	9,074
Xinyi Glass Holdings Ltd. (Hong Kong)*	352,000	260,372
Yokohama Rubber Co. Ltd. (The) (Japan)	11,200	140,470

		6,940,259

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	615,600	347,052

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	230,500	$162,555
China Motor Corp. (Taiwan)	118,000	89,511
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	76,100	106,600
Daihatsu Motor Co. Ltd. (Japan)	10,600	138,076
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	622,000	655,620
Ferrari NV (Italy)	2,751	112,935
Ford Otomotiv Sanayi A/S (Turkey)	2,893	30,791
Fuji Heavy Industries Ltd. (Japan)	22,200	763,089
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	82,000	98,400
Honda Motor Co. Ltd. (Japan)	104,300	2,616,393
Hyundai Motor Co. (South Korea)	8,794	1,040,255
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	11,200	28,758
Kia Motors Corp. (South Korea)	17,199	648,048
Mitsubishi Motors Corp. (Japan)	40,300	186,038
Nissan Motor Co. Ltd. (Japan)	132,800	1,185,150
Oriental Holdings Bhd (Malaysia)	25,200	41,443
Piaggio & C SpA (Italy)	25,175	44,212
Qingling Motors Co. Ltd. (China) (Class H Stock)	160,000	49,731
Sanyang Motor Co. Ltd. (Taiwan)*	87,000	55,987
Sollers OJSC (Russia)*	2,740	18,553
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	4,159	34,197
Toyota Motor Corp. (Japan)	115,600	5,698,911
Yulon Motor Co. Ltd. (Taiwan)	137,000	116,940
Yulon Nissan Motor Co. Ltd. (Taiwan)	3,000	18,639

		14,287,884

Banks — 3.4%
77 Bank Ltd. (The) (Japan)	31,000	108,486
ABN AMRO Group NV (Netherlands), CVA, 144A(g)	8,370	137,609
AFFIN Holdings Bhd (Malaysia)	37,700	19,862
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,529,000	1,296,641
Aichi Bank Ltd. (The) (Japan)	400	16,924
Ajman Bank PJSC (United Arab Emirates)*	280,928	127,498
Al Khalij Commercial Bank PQSC (Qatar)	12,154	53,773
Albaraka Turk Katilim Bankasi AS (Turkey)	63,548	29,422
Alior Bank SA (Poland)*	6,529	86,896
Aozora Bank Ltd. (Japan)	93,000	322,616
Associated Banc-Corp.	9,933	170,351
Asya Katilim Bankasi A/S (Turkey)*	86,929	23,874
Awa Bank Ltd. (The) (Japan)	13,000	67,897
Banca Carige SpA (Italy)*	29,219	11,981
Banca Popolare di Milano Scarl (Italy)	175,516	72,151
Banca Popolare di Sondrio Scarl (Italy)	26,648	68,510
Banco Bilbao Vizcaya Argentaria SA (Spain)	212,494	1,217,480
Banco de Bogota SA (Colombia)	4,433	88,785
Banco de Chile (Chile)	1,530,777	163,699
Banco de Credito e Inversiones (Chile)	3,981	172,563
Banco de Sabadell SA (Spain)	251,460	332,999
Banco Industrial e Comercial SA (Brazil)*^	2,700	6,976
Banco Santander Brasil SA (Brazil), ADR	17,300	98,610
Bancolombia SA (Colombia)	9,217	74,850
BancorpSouth, Inc.	3,832	86,948

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Bangkok Bank PCL (Thailand)	63,600	$294,453
Bank Bukopin Tbk (Indonesia)	387,100	16,728
Bank Central Asia Tbk PT (Indonesia)	318,800	322,803
Bank Hapoalim BM (Israel)	79,636	401,197
Bank Mandiri Persero Tbk PT (Indonesia)	362,400	262,253
Bank Negara Indonesia Persero Tbk PT (Indonesia)	463,600	183,720
Bank of China Ltd. (China) (Class H Stock)	9,398,000	3,777,131
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	147,500	113,975
Bank of Communications Co. Ltd. (China) (Class H Stock)	3,000,000	1,908,338
Bank of East Asia Ltd. (The) (Hong Kong)	86,236	333,492
Bank of Hawaii Corp.	2,046	140,765
Bank of Iwate Ltd. (The) (Japan)	1,900	71,607
Bank of Jinzhou Co. Ltd. (China) (Class H Stock)*	134,000	109,914
Bank of Montreal (Canada)	19,500	1,236,909
Bank of Nova Scotia (The) (Canada)	35,700	1,749,423
Bank of Okinawa Ltd. (The) (Japan)	1,440	42,188
Bank of Qingdao Co. Ltd. (China), 144A	25,500	16,500
Bank of the Ozarks, Inc.(a)	2,533	95,038
Bank of the Philippine Islands (Philippines)	81,740	169,255
Bank of the Ryukyus Ltd. (Japan)	7,400	73,679
Bank of Zhengzhou Co. Ltd. (China), 144A	87,000	51,844
Bank Pan Indonesia Tbk PT (Indonesia)*	381,000	22,313
Bank Pekao SA (Poland)	8,355	291,709
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	391,600	33,478
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	742,300	28,749
Bank Tabungan Negara Persero Tbk PT (Indonesia)	349,400	45,613
Bank Zachodni WBK SA (Poland)*	2,635	176,209
Bankia SA (Spain)	197,313	143,639
BankUnited, Inc.	3,935	120,883
Banque Cantonale Vaudoise (Switzerland)	148	99,083
Banregio Grupo Financiero SAB de CV (Mexico)	2,300	13,272
Barclays Africa Group Ltd. (South Africa)	19,770	193,908
BB&T Corp.	22,049	785,165
BBCN Bancorp, Inc.	4,167	62,172
BBVA Banco Continental SA (Peru)	24,567	25,108
BDO Unibank, Inc. (Philippines)	83,750	200,085
Berkshire Hills Bancorp, Inc.	2,226	59,924
Berner Kantonalbank AG (Switzerland)	939	180,300
BIMB Holdings Bhd (Malaysia)	19,600	18,961
BOC Hong Kong Holdings Ltd. (Hong Kong)	142,000	427,896
CaixaBank SA (Spain)	145,162	319,934
Canadian Imperial Bank of Commerce (Canada)	9,800	736,090
Capitec Bank Holdings Ltd. (South Africa)	2,021	81,981
Cardinal Financial Corp.	1,642	36,025
Chang Hwa Commercial Bank Ltd. (Taiwan)	583,667	304,760
Chemical Financial Corp.	3,016	112,467
Chiba Bank Ltd. (The) (Japan)	66,000	311,900
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,446,000	884,500
China Construction Bank Corp. (China) (Class H Stock)	9,633,000	6,421,720

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Chugoku Bank Ltd. (The) (Japan)	18,200	$185,700
CIT Group, Inc.	8,582	273,852
Citizens Financial Group, Inc.	28,403	567,492
Columbia Banking System, Inc.	2,263	63,500
Commerce Bancshares, Inc.	4,204	201,372
Commercial Bank QSC (The) (Qatar)	20,427	208,206
Commonwealth Bank of Australia (Australia)	31,382	1,761,480
Community Bank System, Inc.	1,993	81,892
Concordia Financial Group Ltd. (Japan)*	87,800	339,076
Credicorp Ltd. (Peru), (LMA)	29	4,469
Credicorp Ltd. (Peru), (NYSE)	3,391	523,333
Credit Bank of Moscow PJSC (Russia)*	322,000	20,041
Credito Valtellinese Scarl (Italy)	140,076	64,055
CTBC Financial Holding Co. Ltd. (Taiwan)	1,729,017	909,400
Cullen/Frost Bankers, Inc.(a)	2,487	158,496
CYBG PLC (United Kingdom), (ASX)*	50,191	157,261
CYBG PLC (United Kingdom), (SGMX)*	7,572	23,510
Dah Sing Financial Holdings Ltd. (Hong Kong)	40,800	252,143
Daishi Bank Ltd. (The) (Japan)	28,000	89,371
Danske Bank A/S (Denmark)	24,775	652,087
DBS Group Holdings Ltd. (Singapore)	84,870	1,000,696
Doha Bank QSC (Qatar)	16,146	157,174
Dubai Islamic Bank PJSC (United Arab Emirates)	341,618	477,396
E.Sun Financial Holding Co. Ltd. (Taiwan)	834,807	494,545
East West Bancorp, Inc.	6,282	214,719
East West Banking Corp. (Philippines)	70,000	27,131
Espirito Santo Financial Group SA (Luxembourg)*^	11,519	—
Far Eastern International Bank (Taiwan)	540,169	153,439
Fifth Third Bancorp	28,412	499,767
First Financial Holding Co. Ltd. (Taiwan)	1,038,235	545,955
First Niagara Financial Group, Inc.	17,216	167,684
First Republic Bank	2,905	203,321
FirstMerit Corp.	8,003	162,221
FNB Corp.	8,038	100,797
Fukuoka Financial Group, Inc. (Japan)	85,000	280,266
Fulton Financial Corp.	9,513	128,425
Glacier Bancorp, Inc.	3,663	97,363
Great Western Bancorp, Inc.	2,545	80,269
Grupo Aval Acciones y Valores SA (Colombia)	186,201	73,948
Grupo Aval Acciones y Valores SA (Colombia), ADR	4,717	37,972
Grupo Elektra SAB de CV (Mexico)	2,670	37,132
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	112,800	630,432
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	81,900	139,273
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)	4,100	20,015
Grupo Security SA (Chile)	160,782	52,228
GSD Holding A/S (Turkey)	27,180	9,083
Gunma Bank Ltd. (The) (Japan)	52,000	188,837
Hachijuni Bank Ltd. (The) (Japan)	41,500	180,744
Hancock Holding Co.	4,723	123,318
Hang Seng Bank Ltd. (Hong Kong)	18,700	320,758
Harbin Bank Co. Ltd. (China) (Class H Stock), 144A	417,000	107,074

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Hilltop Holdings, Inc.*	5,608	$117,712
Hiroshima Bank Ltd. (The) (Japan)	50,000	167,068
Hokkoku Bank Ltd. (The) (Japan)	38,000	102,794
Hong Leong Bank Bhd (Malaysia)	37,300	122,352
HSBC Holdings PLC (United Kingdom)	526,879	3,264,323
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	864,168	449,057
Huishang Bank Corp. Ltd. (China) (Class H Stock)	194,000	87,900
Huntington Bancshares, Inc.	15,213	136,004
Hyakugo Bank Ltd. (The) (Japan)	21,000	72,490
Hyakujushi Bank Ltd. (The) (Japan)	25,000	72,829
IBERIABANK Corp.	2,022	120,774
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	8,539,000	4,761,935
ING Bank Slaski SA (Poland)	3,098	96,943
Intercorp Financial Services, Inc. (Peru)	3,459	103,770
Investors Bancorp, Inc.	10,004	110,844
Itau Corpbanca (Chile)	14,998,192	127,327
Itau Unibanco Holding SA (Brazil)	7,400	60,102
Itausa — Investimentos Itau SA (Brazil)	34,377	77,373
Iyo Bank Ltd. (The) (Japan)	19,800	121,268
Japan Post Bank Co. Ltd. (Japan)	28,400	333,945
Joyo Bank Ltd. (The) (Japan)	56,000	209,352
Juroku Bank Ltd. (The) (Japan)	24,000	63,588
Jyske Bank A/S (Denmark)	4,893	185,749
Keiyo Bank Ltd. (The) (Japan)	18,000	67,579
Kiatnakin Bank PCL (Thailand)	55,500	68,704
King’s Town Bank Co. Ltd. (Taiwan)	176,000	117,163
Kiyo Bank Ltd. (The) (Japan)	6,300	78,220
Komercni Banka A/S (Czech Republic)	7,675	287,767
Laurentian Bank of Canada (Canada)	4,600	171,759
LegacyTexas Financial Group, Inc.	3,151	84,793
LH Financial Group PCL (Thailand)	601,006	29,973
Luzerner Kantonalbank AG (Switzerland)*	424	178,892
M&T Bank Corp.	4,554	538,419
Malayan Banking Bhd (Malaysia)	185,800	375,846
Masraf Al Rayan QSC (Qatar)	23,597	220,741
MB Financial, Inc.	3,437	124,694
Mega Financial Holding Co. Ltd. (Taiwan)	1,142,228	863,949
Metropolitan Bank & Trust Co. (Philippines)	90,066	173,468
Mie Bank Ltd. (The) (Japan)	134,000	231,930
Mizrahi Tefahot Bank Ltd. (Israel)	17,124	197,454
Mizuho Financial Group, Inc. (Japan)	1,600,900	2,303,789
Musashino Bank Ltd. (The) (Japan)	3,400	77,099
Nanto Bank Ltd. (The) (Japan)	14,000	44,672
National Australia Bank Ltd. (Australia)	74,973	1,439,441
National Bank Holdings Corp. (Class A Stock)	5,881	119,737
National Bank of Canada (Canada)	10,900	372,825
Nedbank Group Ltd. (South Africa)	16,699	211,981
Nishi-Nippon City Bank Ltd. (The) (Japan)	154,000	270,556
Nordea Bank AB (Sweden)	92,675	786,222
North Pacific Bank Ltd. (Japan)	53,000	144,279
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	88,558
Oita Bank Ltd. (The) (Japan)	14,000	40,379
Old National Bancorp	7,707	96,569
OTP Bank PLC (Hungary)	17,467	390,866
Oversea-Chinese Banking Corp. Ltd. (Singapore)	121,105	787,429

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
People’s United Financial, Inc.(a)	8,854	$129,800
Pinnacle Financial Partners, Inc.	979	47,824
PNC Financial Services Group, Inc. (The)	16,463	1,339,924
Popular, Inc. (Puerto Rico)	5,918	173,397
Prosperity Bancshares, Inc.(a)	3,210	163,678
Public Bank Bhd (Malaysia)	57,500	277,061
Qatar International Islamic Bank QSC (Qatar)	2,750	46,511
Qatar Islamic Bank SAQ (Qatar)	4,684	123,686
Qatar National Bank SAQ (Qatar)	15,617	601,761
Resona Holdings, Inc. (Japan)	187,900	686,758
Rizal Commercial Banking Corp. (Philippines)	84,900	57,750
Royal Bank of Canada (Canada)	38,900	2,298,561
San-In Godo Bank Ltd. (The) (Japan)	24,900	162,583
Security Bank Corp. (Philippines)	18,540	75,847
Sekerbank TAS (Turkey)*	58,780	26,809
Senshu Ikeda Holdings, Inc. (Japan)	32,800	122,256
Seven Bank Ltd. (Japan)	31,600	98,084
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A(g)	157,000	162,566
Shiga Bank Ltd. (The) (Japan)	29,000	124,315
Shinhan Financial Group Co. Ltd. (South Korea)	29,701	976,242
Shinsei Bank Ltd. (Japan)	160,000	233,117
Shizuoka Bank Ltd. (The) (Japan)	34,000	239,449
Signature Bank*	1,097	137,037
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,559,419	462,791
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	170,288	49,089
South State Corp.	1,196	81,388
Sparebank 1 Nord Norge (Norway)	12,684	59,842
SpareBank 1 SMN (Norway)	11,692	65,520
SpareBank 1 SR-Bank ASA (Norway)	17,745	87,628
St Galler Kantonalbank AG (Switzerland)	277	107,226
Sterling Bancorp	5,814	91,280
Suruga Bank Ltd. (Japan)	12,400	280,230
Svenska Handelsbanken AB (Sweden) (Class A Stock)	38,601	468,636
Sydbank A/S (Denmark)	7,207	180,977
Taichung Commercial Bank Co. Ltd. (Taiwan)	462,161	129,561
Taishin Financial Holding Co. Ltd. (Taiwan)	1,209,000	467,423
Taiwan Business Bank (Taiwan)*	954,065	242,949
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,162,875	513,965
Talmer Bancorp, Inc. (Class A Stock)	6,377	122,247
TCF Financial Corp.	9,237	116,848
Thanachart Capital PCL (Thailand)	99,100	98,705
Tisco Financial Group PCL (Thailand)	21,900	30,849
TMB Bank PCL (Thailand)	1,879,300	115,518
Tochigi Bank Ltd. (The) (Japan)	9,000	31,100
Toho Bank Ltd. (The) (Japan)	20,000	61,966
Tokyo TY Financial Group, Inc. (Japan)	2,000	46,452
Toronto-Dominion Bank (The) (Canada)	52,000	2,233,028
Trustmark Corp.	5,797	144,055
Turkiye Garanti Bankasi A/S (Turkey)	127,633	337,134
UMB Financial Corp.	2,341	124,565
Umpqua Holdings Corp.	11,252	174,068

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Union Bank of Taiwan (Taiwan)	395,437	$108,226
United Bankshares, Inc.	2,958	110,955
United Overseas Bank Ltd. (Singapore)	57,600	793,610
US Bancorp	35,749	1,441,757
Valiant Holding AG (Switzerland)	1,328	127,360
Valley National Bancorp	4,717	43,019
Virgin Money Holdings UK PLC (United Kingdom)	19,780	66,360
VTB Bank PJSC (Russia), GDR, RegS	130,915	267,181
Wells Fargo & Co.	119,264	5,644,765
Westpac Banking Corp. (Australia)	63,973	1,418,639
Wintrust Financial Corp.	2,425	123,675
Yamaguchi Financial Group, Inc. (Japan)	40,000	378,252
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	45,797

		89,366,079

Beverages — 0.6%
Ambev SA (Brazil), ADR(a)	51,300	303,183
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	11,555	78,131
Anheuser-Busch InBev NV (Belgium)	13,034	1,723,577
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	6,000	24,583
Arca Continental SAB de CV (Mexico)	7,500	53,826
Asahi Group Holdings Ltd. (Japan)	11,300	365,383
Britvic PLC (United Kingdom)	7,558	59,143
Brown-Forman Corp. (Class B Stock)	1,575	157,122
Capevin Holdings Ltd. (South Africa)	27,076	16,509
Carabao Group PCL (Thailand) (Class F Stock)	14,800	22,217
Carlsberg A/S (Denmark) (Class B Stock)	3,571	340,702
Carlsberg Brewery Malaysia Bhd (Malaysia)	6,200	20,331
China Resources Beer Holdings Company Ltd. (China)	202,336	442,255
Cia Cervecerias Unidas SA (Chile)	1,754	20,551
Cia Cervecerias Unidas SA (Chile), ADR	3,036	70,860
Coca-Cola Amatil Ltd. (Australia)	17,204	106,200
Coca-Cola Co. (The)	48,105	2,180,600
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	53,591
Coca-Cola European Partners PLC (United Kingdom)*	3,793	135,372
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	46,200	382,840
Coca-Cola Icecek A/S (Turkey)	2,804	34,252
Coca-Cola West Co. Ltd. (Japan)	3,800	107,466
Constellation Brands, Inc. (Class A Stock)	2,692	445,257
Cott Corp. (Canada)	4,700	65,701
Davide Campari-Milano SpA (Italy)	6,769	67,004
Diageo PLC (United Kingdom)	31,224	872,267
Distell Group Ltd. (South Africa)	1,133	12,351
Dr. Pepper Snapple Group, Inc	2,866	276,942
Emperador, Inc. (Philippines)*	131,000	20,151
Fomento Economico Mexicano SAB de CV (Mexico), ADR	7,000	647,430
Fraser & Neave Holdings Bhd (Malaysia)	2,800	17,447
Heineken Holding NV (Netherlands)	1,407	113,998
Heineken Malaysia Bhd (Malaysia)	5,100	19,134
Heineken NV (Netherlands)	2,298	210,778
Hey Song Corp. (Taiwan)	74,000	74,975
Hite Jinro Co. Ltd. (South Korea)	2,870	59,727

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Ito En Ltd. (Japan)	2,700	$104,595
Kirin Holdings Co. Ltd. (Japan)	25,700	433,461
Molson Coors Brewing Co. (Class B Stock)	4,144	419,083
Monster Beverage Corp.*	1,537	247,011
Organizacion Cultiba SAB de CV (Mexico)	4,300	5,174
PepsiCo, Inc.	18,900	2,002,266
Pepsi-Cola Products Philippines, Inc. (Philippines)	29,000	2,038
Pernod Ricard SA (France)	4,622	511,733
Remy Cointreau SA (France)	1,117	96,153
SABMiller PLC (United Kingdom)	14,518	846,681
Sapporo Holdings Ltd. (Japan)	5,000	144,484
Suntory Beverage & Food Ltd. (Japan)	1,500	67,877
Takara Holdings, Inc. (Japan)	7,000	64,346
Thai Beverage PCL (Thailand)	393,900	267,100
Tibet Water Resources Ltd. (Hong Kong)	157,000	54,949
Treasury Wine Estates Ltd. (Australia)	16,916	117,547
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	20,000	69,533
Vina Concha y Toro SA (Chile)	33,725	53,247
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	10,600	32,111

		15,141,245

Biotechnology — 0.3%
3SBio, Inc. (China), 144A*	16,000	16,510
AbbVie, Inc.	4,811	297,849
Abcam PLC (United Kingdom)	9,744	100,383
Amgen, Inc.	11,695	1,779,394
Bioton SA (Poland)*	6,723	13,857
Celltrion, Inc. (South Korea)*	1,465	123,157
China Biologic Products, Inc. (China)*	500	53,160
CSL Ltd. (Australia)	3,759	317,007
Gilead Sciences, Inc.	33,023	2,754,779
Grifols SA (Spain)	4,755	108,017
Innate Pharma SA (France)*	1,160	13,328
Medigen Biotechnology Corp. (Taiwan)*	7,000	18,004
Mycenax Biotech, Inc. (Taiwan)*	8,000	13,440
Myriad Genetics, Inc.*(a)	1,185	36,261
PharmaEngine, Inc. (Taiwan)*	3,000	20,701
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	1,300	6,056
Shire PLC	5,868	362,546
Shire PLC, ADR	4,063	747,917
Sinovac Biotech Ltd. (China)*	3,500	20,755
Sirtex Medical Ltd. (Australia)	594	11,437
United Therapeutics Corp.*(a)	983	104,119
Vitrolife AB (Sweden)	1,456	80,649

		6,999,326

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	2,000	45,707
Arwana Citramulia Tbk PT (Indonesia)	96,900	4,489
Asahi Glass Co. Ltd. (Japan)	58,000	314,760
Assa Abloy AB (Sweden) (Class B Stock)	17,091	351,610
Bolina Holding Co. Ltd. (China)	56,000	15,040
Central Glass Co. Ltd. (Japan)	21,000	90,285
Champion Building Materials Co. Ltd. (Taiwan)*	51,000	10,272

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
China Fangda Group Co. Ltd. (China) (Class B Stock)	15,600	$16,026
Dynasty Ceramic PCL (Thailand)	120,300	14,378
Elementia SAB de CV (Mexico), 144A*	6,700	7,689
Geberit AG (Switzerland)	616	233,318
Grupo Lamosa SAB de CV (Mexico)	1,700	3,161
Hocheng Corp. (Taiwan)	65,000	15,447
Insteel Industries, Inc.	1,384	39,569
LIXIL Group Corp. (Japan)	9,800	160,934
National Central Cooling Co. PJSC (United Arab Emirates)	652,456	249,251
Nichiha Corp. (Japan)	3,500	55,310
Noritz Corp. (Japan)	7,600	135,733
Sankyo Tateyama, Inc. (Japan)	1,700	23,938
Sanwa Holdings Corp. (Japan)	10,000	90,900
Schweiter Technologies AG (Switzerland)	531	506,551
Sekisui Jushi Corp. (Japan)	2,600	37,025
Simpson Manufacturing Co., Inc.	2,468	98,646
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	12,841
TOTO Ltd. (Japan)	5,800	231,764
Vanachai Group PCL (Thailand)	56,100	23,308
Xxentria Technology Materials Corp. (Taiwan)	9,251	23,297
Yuanda China Holdings Ltd. (China)*	590,000	17,877
Zehnder Group AG (Switzerland)*	1,504	58,423

		2,887,549

Capital Markets — 0.2%
Administradora de Fondos de Pensiones Habitat SA (Chile)	14,668	19,280
AIRA Capital Co. Ltd. (Thailand) (Class F Stock)	166,100	10,777
Alaris Royalty Corp. (Canada)	1,700	37,725
Altamir (France)	1,712	19,113
Asia Plus Group Holdings PCL (Thailand)	331,300	31,301
AURELIUS SE & Co. KGaA (Germany)	4,350	255,652
Banca Generali SpA (Italy)	2,932	58,768
Bank of New York Mellon Corp. (The)	29,800	1,157,730
Brait SE (South Africa)*	6,502	61,979
BTG Pactual Group (Brazil), UTS	13,400	76,338
Bure Equity AB (Sweden)	4,365	37,143
Capital Securities Corp. (Taiwan)	407,000	104,235
CETIP SA — Mercados Organizados (Brazil)	2,400	32,612
China Bills Finance Corp. (Taiwan)	225,000	84,856
China Financial International Investments Ltd. (Hong Kong)*	100,000	6,509
China Huarong Asset Management Co., Ltd. (China), 144A*	1,609,000	638,504
China International Capital Corp. Ltd. (China) (Class H Stock), 144A*	51,600	79,087
CI Financial Corp. (Canada)	5,000	104,300
Close Brothers Group PLC (United Kingdom)	11,469	173,851
Concord Securities Co. Ltd. (Taiwan)*	81,000	15,565
Coronation Fund Managers Ltd. (South Africa)	3,057	13,867
Corp. Actinver SAB de CV (Mexico)	4,800	3,668
Country Group Development PCL (Thailand)*	254,300	7,671

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Federated Investors, Inc. (Class B Stock)	3,250	$93,535
Gimv NV (Belgium)	4,666	264,399
GP Investments Ltd. (Brazil), BDR*	4,400	10,136
Guoco Group Ltd. (Hong Kong)	6,000	63,544
Haitong International Securities Group Ltd. (Hong Kong)	164,000	99,587
Henderson Group PLC (United Kingdom)	88,947	252,874
Hengtou Securities (Hong Kong)	91,000	43,615
IGM Financial, Inc. (Canada)	2,600	70,778
Interactive Brokers Group, Inc. (Class A Stock)	2,920	103,368
Intermediate Capital Group PLC (United Kingdom)	59,243	388,155
Investec Ltd. (South Africa)	22,942	140,653
Investment Technology Group, Inc	1,999	33,423
Jafco Co. Ltd. (Japan)	1,800	44,628
Jih Sun Financial Holdings Co. Ltd. (Taiwan).	286,833	60,730
KCG Holdings, Inc. (Class A Stock)*	2,416	32,133
LPL Financial Holdings, Inc.	1,473	33,187
Magellan Financial Group Ltd. (Australia)	3,150	53,098
Man Group PLC (United Kingdom)	9,936	15,438
Masterlink Securities Corp. (Taiwan)	160,514	43,127
Nihon M&A Center, Inc. (Japan)	3,500	227,328
Northern Trust Corp.	4,841	320,765
OSK Holdings Bhd (Malaysia)	97,000	38,256
Partners Group Holding AG (Switzerland)	334	143,141
Peregrine Holdings Ltd. (South Africa)	2,571	5,130
President Securities Corp. (Taiwan)	118,000	43,574
SEI Investments Co.	2,700	129,897
SVG Capital PLC (United Kingdom)*	31,176	215,292
T. Rowe Price Group, Inc.	2,063	150,537
Tullett Prebon PLC (United Kingdom)	31,462	127,411
Waterland Financial Holdings Co. Ltd. (Taiwan)	547,177	135,435
Zeder Investments Ltd. (South Africa)	37,919	17,404

		6,431,109

Chemicals — 0.6%
Achem Technology Corp. (Taiwan)	35,000	12,363
Acron JSC (Russia)*	571	31,208
ADEKA Corp. (Japan)	9,500	115,131
Aeci Ltd. (South Africa)	8,494	47,868
African Oxygen Ltd. (South Africa)	6,435	7,428
Air Liquide SA (France)	5,234	545,289
Air Products & Chemicals, Inc.	1,980	281,239
Air Water, Inc. (Japan)	8,000	117,711
Akzo Nobel NV (Netherlands)	4,758	295,572
Alpek SAB de CV (Mexico)	15,300	25,098
American Vanguard Corp.	1,159	17,512
Asahi Kasei Corp. (Japan)	71,000	494,091
Asia Polymer Corp. (Taiwan)	15,750	8,416
Axalta Coating Systems Ltd.*	2,400	63,672
BASF SE (Germany)	21,968	1,684,486
Calgon Carbon Corp.	1,719	22,605
China BlueChemical Ltd. (China) (Class H Stock)	374,000	65,959
China General Plastics Corp. (Taiwan)	19,000	9,230
China Steel Chemical Corp. (Taiwan)	5,000	16,686
China Synthetic Rubber Corp. (Taiwan)	70,250	50,703

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
China Zenith Chemical Group Ltd. (Hong Kong)*	320,000	$10,774
Chr Hansen Holding A/S (Denmark)	949	62,326
Chugoku Marine Paints Ltd. (Japan)	8,000	49,148
Ciech SA (Poland)	1,461	18,597
Corbion NV (Netherlands)	10,650	255,791
Croda International PLC (United Kingdom)	2,684	112,671
Denka Co. Ltd. (Japan)	33,000	133,454
DuluxGroup Ltd. (Australia)	18,009	85,714
E.I. du Pont de Nemours & Co.	11,108	719,798
Eastern Polymer Group PCL (Thailand) (Class F Stock)	29,700	11,156
Ecolab, Inc.	2,617	310,376
Eternal Materials Co. Ltd. (Taiwan)	52,990	54,834
Formosa Chemicals & Fibre Corp. (Taiwan)	217,890	550,110
Formosa Plastics Corp. (Taiwan)	278,600	675,636
Formosan Rubber Group, Inc. (Taiwan)*	67,000	31,479
Fujimi, Inc. (Japan)	4,000	58,752
Givaudan SA (Switzerland)	112	225,515
Grupa Azoty SA (Poland)	3,159	55,228
Gubre Fabrikalari TAS (Turkey)	3,318	6,576
Ho Tung Chemical Corp. (Taiwan)*	134,900	28,739
Incitec Pivot Ltd. (Australia)	52,769	118,536
International Flavors & Fragrances, Inc	837	105,521
K+S AG (Germany)	9,620	196,943
Kaneka Corp. (Japan)	18,000	120,101
Kansai Paint Co. Ltd. (Japan)	8,400	169,593
Kolon Industries, Inc. (South Korea)	2,223	140,128
Koninklijke DSM NV (Netherlands)	5,788	333,914
Kuraray Co. Ltd. (Japan)	18,600	221,926
Kureha Corp. (Japan)	25,000	87,745
LCY Chemical Corp. (Taiwan)*	32,000	40,429
Lenzing AG (Austria)	1,080	99,847
Linde AG (Germany)	5,002	696,965
Lintec Corp. (Japan)	4,200	82,252
Monsanto Co.	6,544	676,715
Nantex Industry Co. Ltd. (Taiwan)	13,792	11,217
Nippon Kayaku Co. Ltd. (Japan)	9,000	89,223
Nippon Shokubai Co. Ltd. (Japan)	2,100	120,784
Nippon Synthetic Chemical Industry Co. Ltd. (The) (Japan)	11,000	55,949
Nitto Denko Corp. (Japan)	4,400	279,110
NOF Corp. (Japan)	11,000	91,300
Novozymes A/S (Denmark) (Class B Stock)	. 2,765	132,778
Nufarm Ltd. (Australia)	8,936	49,685
Ocean Plastics Co. Ltd. (Taiwan)*	9,000	7,003
OCI NV (Netherlands)*	2,665	36,102
Omnia Holdings Ltd. (South Africa)	3,358	33,402
Oriental Union Chemical Corp. (Taiwan)*	35,000	21,346
Petkim Petrokimya Holding A/S (Turkey)	11,976	16,002
Phosagro OAO (Russia), GDR, RegS	1,999	29,605
Potash Corp. of Saskatchewan, Inc. (Canada)	19,500	316,963
Praxair, Inc.	3,150	354,029
San Fang Chemical Industry Co. Ltd. (Taiwan)	18,000	21,308
Scientex Bhd (Malaysia)	6,000	18,514
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	78,439
Sensient Technologies Corp.	2,659	188,895

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Sesoda Corp. (Taiwan)	7,812	$6,640
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)*	25,000	19,850
Sherwin-Williams Co. (The)	377	110,714
Shin-Etsu Chemical Co. Ltd. (Japan)	11,800	691,344
Shinkong Synthetic Fibers Corp. (Taiwan)	267,000	71,449
Showa Denko KK (Japan)	18,100	170,633
Sinon Corp. (Taiwan)	21,000	9,167
Soda Sanayii A/S (Turkey)	14,112	22,371
Solar Applied Materials Technology Co. (Taiwan)^	30,000	6,600
Soulbrain Co. Ltd. (South Korea)	2,287	111,033
Stella Chemifa Corp. (Japan)	2,100	71,833
Sumitomo Bakelite Co. Ltd. (Japan)	24,000	111,316
Symrise AG (Germany)	1,676	114,322
Syngenta AG (Switzerland)	1,587	609,168
Synthomer PLC (United Kingdom)	33,824	146,934
Synthos SA (Poland)	31,626	28,972
Taiwan Fertilizer Co. Ltd. (Taiwan)	71,000	94,787
Taiwan Styrene Monomer (Taiwan)*	24,000	11,753
Teijin Ltd. (Japan)	45,000	149,110
Tenma Corp. (Japan)	16,000	238,257
Tessenderlo Chemie NV (Belgium)*	372	12,770
Tikkurila OYJ (Finland)	5,316	96,260
Toagosei Co. Ltd. (Japan)	10,200	94,102
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,600	88,825
Toray Industries, Inc. (Japan)	53,000	452,243
Tosoh Corp. (Japan)	37,000	170,667
Toyobo Co. Ltd. (Japan)	67,000	127,020
TSRC Corp. (Taiwan)	45,150	41,648
Ube Industries Ltd. (Japan)	80,000	132,404
UPC Technology Corp. (Taiwan)	73,000	20,595
Uralkali PJSC (Russia)*	19,610	53,633
USI Corp. (Taiwan)	101,000	39,395
Valspar Corp. (The)	1,091	117,861
Yara International ASA (Norway)	6,691	212,552
Yingde Gases Group Co. Ltd. (China)	182,500	66,659
Yip’s Chemical Holdings Ltd. (Hong Kong)	52,000	16,837
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	4,000	9,380

		16,960,314

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	2,851	104,004
Aeon Delight Co. Ltd. (Japan)	100	2,724
Babcock International Group PLC (United Kingdom)	18,061	218,363
Berendsen PLC (United Kingdom)	6,071	98,637
Bilfinger SE (Germany)*	2,989	87,610
Blue Label Telecoms Ltd. (South Africa)	13,158	16,510
Brady Corp. (Class A Stock)	2,528	77,256
Brambles Ltd. (Australia)	20,165	188,269
Broad Greenstate International Co. Ltd. (China)	36,000	5,808
Cabcharge Australia Ltd. (Australia)	10,040	24,065
Cewe Stiftung & Co. KGAA (Germany)	1,021	74,448
Cintas Corp.	1,628	159,756
Clean Harbors, Inc.*	1,697	88,431
Cleanaway Co. Ltd. (Taiwan)	3,000	16,164
Copart, Inc.*	2,738	134,189

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Covanta Holding Corp.(a)	5,288	$86,988
Dai Nippon Printing Co. Ltd. (Japan)	27,000	300,913
Daiseki Co. Ltd. (Japan)	1,900	36,745
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	5,000	8,629
dorma+kaba Holding AG (Switzerland) (Class B Stock)	887	619,673
Duskin Co. Ltd. (Japan)	6,800	114,827
Essendant, Inc.	2,283	69,768
G4S PLC (United Kingdom)	34,101	83,560
Healthcare Services Group, Inc.	1,123	46,470
Herman Miller, Inc.	2,057	61,484
Intrum Justitia AB (Sweden)	2,192	68,747
KAR Auction Services, Inc.	2,450	102,263
KD Holding Corp. (Taiwan)	1,000	5,564
Kokuyo Co. Ltd. (Japan)	48,900	696,585
Lassila & Tikanoja OYJ (Finland)	4,596	84,922
Loomis AB (Sweden) (Class B Stock)	3,305	80,813
Matsuda Sangyo Co. Ltd. (Japan)	3,200	39,371
Mitie Group PLC (United Kingdom)	24,567	81,409
Nissha Printing Co. Ltd. (Japan)	2,200	40,380
Okamura Corp. (Japan)	18,400	183,204
Park24 Co. Ltd. (Japan)	1,300	44,674
Regus PLC (United Kingdom)	13,971	54,021
Relia, Inc. (Japan)	2,700	28,236
Republic Services, Inc.	6,047	310,272
S-1 Corp. (South Korea)	987	92,543
Sato Holdings Corp. (Japan)	2,700	50,602
Secom Co. Ltd. (Japan)	3,200	236,585
Securitas AB (Sweden) (Class B Stock)	8,450	130,450
Shanghai Youngsun Investment Co. Ltd. (China) (Class B Stock)	3,900	9,736
Societe BIC SA (France)	802	112,998
Sohgo Security Services Co. Ltd. (Japan)	1,800	88,983
Steelcase, Inc. (Class A Stock)	4,718	64,023
Stericycle, Inc.*	1,357	141,291
Taiwan Secom Co. Ltd. (Taiwan)	16,135	46,516
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	32,150	40,367
Team, Inc.*	355	8,815
Toppan Forms Co. Ltd. (Japan)	17,000	175,665
Toppan Printing Co. Ltd. (Japan)	28,000	240,764
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	51,502
Tyco International PLC	6,946	295,900
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	1,500	12,701
Waste Connections, Inc. (Canada), (NYSE)	2,652	191,077
Waste Connections, Inc. (Canada), (TSX)	1,059	76,510
Waste Management, Inc.	6,368	422,007
YC Co. Ltd. (Taiwan)*	51,313	22,289
Yestar International Holdings Co. Ltd. (China)	15,000	6,796

		7,063,872

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	34,000	45,829
ADTRAN, Inc.	2,532	47,222
Advanced Ceramic X Corp. (Taiwan)	2,000	11,221

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Brocade Communications Systems, Inc.	12,295	$112,868
China All Access Holdings Ltd. (Hong Kong)	82,000	25,562
Cisco Systems, Inc.	116,038	3,329,130
Comtech Telecommunications Corp.	1,029	13,212
Denki Kogyo Co. Ltd. (Japan)	9,000	39,153
D-Link Corp. (Taiwan)*	117,905	39,584
Eastern Communications Co. Ltd. (China) (Class B Stock)	27,100	20,433
EchoStar Corp. (Class A Stock)*	1,426	56,612
F5 Networks, Inc.*	1,471	167,459
Harris Corp.	3,052	254,659
Hitron Technology, Inc. (Taiwan)	15,000	10,233
InterDigital, Inc.	866	48,219
Lanner Electronics, Inc. (Taiwan)	3,000	4,097
Lumentum Holdings, Inc.*	1,663	40,245
Motorola Solutions, Inc.	3,261	215,128
NetScout Systems, Inc.*	3,452	76,807
Nokia OYJ (Finland)	89,706	510,917
Senao Networks, Inc. (Taiwan)	2,000	9,941
Sercomm Corp. (Taiwan)	10,000	22,443
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*	15,300	27,326
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	93,151	715,638
Trigiant Group Ltd. (China)	82,000	13,070
Unizyx Holding Corp. (Taiwan)	37,000	18,205
VTech Holdings Ltd. (Hong Kong)	8,000	84,339
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	22,000	24,994
Zinwell Corp. (Taiwan)	11,000	13,670
ZTE Corp. (China) (Class H Stock)	37,200	47,317

		6,045,533

Construction & Engineering — 0.3%
Acter Co. Ltd. (Taiwan)	2,000	5,044
Adhi Karya Persero Tbk PT (Indonesia)	50,200	10,634
Arabtec Holding PJSC (United Arab Emirates)*	586,722	219,099
Arcadis NV (Netherlands)	7,051	105,809
Aveng Ltd. (South Africa)*	34,224	8,156
Balfour Beatty PLC (United Kingdom)*	27,652	79,482
Baoye Group Co. Ltd. (China) (Class H Stock)	42,000	27,955
BES Engineering Corp. (Taiwan)	328,000	53,403
Bouygues SA (France)	5,649	161,835
Brookfield Business Partners LP (Canada)*(a)	1,193	22,633
Budimex SA (Poland)	156	6,793
CH Karnchang PCL (Thailand)	20,400	16,836
China Energy Engineering Corp. Ltd. (China)	752,000	124,936
China U-Ton Holdings Ltd. (China)*	35,000	4,342
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	34,375	20,036
COMSYS Holdings Corp. (Japan)	7,300	118,351
Consolidated Infrastructure Group Ltd. (South Africa)*	2,777	5,072
Continental Holdings Corp. (Taiwan)*	111,300	36,535
CTCI Corp. (Taiwan)	43,000	62,913
DA CIN Construction Co. Ltd. (Taiwan)	10,000	5,154

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
EEI Corp. (Philippines)	34,100	$5,586
EMCOR Group, Inc.	1,785	87,929
Ferrovial SA (Spain)	11,797	230,962
Galliford Try PLC (United Kingdom)	21,910	267,640
Grana y Montero SAA (Peru)	18,828	26,573
Grana y Montero SAA (Peru), ADR	6,795	48,516
Group Five Ltd. (South Africa)	5,076	6,996
Hazama Ando Corp. (Japan)	9,200	51,101
IJM Corp. Bhd (Malaysia)	161,200	139,623
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Mexico)*	3,200	4,677
Interserve PLC (United Kingdom)	26,215	90,824
Iskandar Waterfront City Bhd (Malaysia)*	33,600	7,864
JGC Corp. (Japan)	9,000	128,841
Kajima Corp. (Japan)	31,000	215,349
Kandenko Co. Ltd. (Japan)	12,000	98,160
Kinden Corp. (Japan)	6,900	74,692
Kumagai Gumi Co. Ltd. (Japan)	22,000	62,353
Kung Sing Engineering Corp. (Taiwan)*	18,000	5,622
Kyowa Exeo Corp. (Japan)	6,900	86,324
Maeda Corp. (Japan)	14,000	109,565
Maeda Road Construction Co. Ltd. (Japan)	13,000	222,047
Mirait Holdings Corp. (Japan)	25,700	252,670
Mostotrest (Russia)*	5,220	7,649
Murray & Roberts Holdings Ltd. (South Africa)	27,310	21,858
Nippo Corp. (Japan)	5,000	85,052
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	50,482
Nippon Road Co. Ltd. (The) (Japan)	7,000	26,942
Obayashi Corp. (Japan)	25,700	273,625
Orascom Construction Ltd. (United Arab Emirates)*	37,449	186,870
Pembangunan Perumahan Persero Tbk PT (Indonesia)	47,100	13,961
Penta-Ocean Construction Co. Ltd. (Japan)	19,300	102,053
Porr AG (Austria)	437	11,907
Raito Kogyo Co. Ltd. (Japan)	3,800	39,692
Raubex Group Ltd. (South Africa)	6,508	8,550
Rich Development Co. Ltd. (Taiwan)	89,000	25,616
Run Long Construction Co. Ltd. (Taiwan)*	10,000	10,915
Salfacorp SA (Chile)	52,775	32,851
Salini Impregilo SpA (Italy)	12,346	35,037
Shimizu Corp. (Japan)	27,000	252,963
SHO-BOND Holdings Co. Ltd. (Japan)	700	31,819
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	261,500	237,285
Sino-Thai Engineering & Construction PCL (Thailand)	39,700	26,888
Skanska AB (Sweden) (Class B Stock)	11,850	248,127
SNC-Lavalin Group, Inc. (Canada)	4,200	176,394
SOCAM Development Ltd. (Hong Kong)*	50,000	23,353
Sriracha Construction PCL (Thailand)	28,000	10,518
Strabag SE (Austria)	2,500	75,424
Sumitomo Densetsu Co. Ltd. (Japan)	4,000	43,572
Taikisha Ltd. (Japan)	2,000	49,671
Taisei Corp. (Japan)	41,000	336,885
Tekfen Holding A/S (Turkey)	5,770	14,809
TOA ROAD Corp. (Japan)	10,000	26,072
Toda Corp. (Japan)	17,000	73,545
Totetsu Kogyo Co. Ltd. (Japan)	1,700	46,941

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
TTCL PCL (Thailand)	36,600	$22,810
UEM Edgenta Bhd (Malaysia)	14,400	12,859
Unique Engineering & Construction PCL (Thailand)	24,700	12,020
United Engineers Ltd. (Singapore)	87,600	143,097
United Integrated Services Co. Ltd. (Taiwan)	12,000	18,004
Valmont Industries, Inc.	836	113,086
Vinci SA (France)	9,666	682,102
Waskita Karya Persero Tbk PT (Indonesia)	135,900	26,382
WCT Holdings Bhd (Malaysia)(g)	48,177	17,986
Wijaya Karya Persero Tbk PT (Indonesia)	64,400	14,492
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,225	10,465
WSP Global, Inc. (Canada)	3,000	91,768
Yokogawa Bridge Holdings Corp. (Japan)	9,500	94,490

		7,185,819

Construction Materials — 0.1%
Akcansa Cimento A/S (Turkey)	2,357	11,189
Asia Cement China Holdings Corp. (China)	105,500	20,161
Asia Cement Corp. (Taiwan)	309,000	268,609
Buzzi Unicem SpA (Italy)	7,765	136,075
Cahya Mata Sarawak Bhd (Malaysia)	21,400	19,032
Cementos Argos SA (Colombia)	7,044	28,698
Cementos Pacasmayo SAA (Peru)	15,048	26,868
Cemex Latam Holdings SA (Colombia)*	5,880	25,365
China Resources Cement Holdings Ltd. (Hong Kong)	320,000	103,164
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	3,755	19,772
CSG Holding Co. Ltd. (China) (Class B Stock)	43,600	34,502
Eternit SA (Brazil)	6,800	3,196
Goldsun Building Materials Co. Ltd. (Taiwan)	234,000	59,910
Grupo Argos SA (Colombia)	9,771	62,823
Holcim Indonesia Tbk PT (Indonesia)	40,600	3,249
Huaxin Cement Co. Ltd. (China) (Class B Stock)	30,700	18,942
Imerys SA (France)	2,660	169,725
Italcementi SpA (Italy)*	6,931	81,224
Lafarge Malaysia Bhd (Malaysia)	10,000	19,422
Magnesita Refratarios SA (Brazil)*	1,920	8,786
Nuh Cimento Sanayi A/S (Turkey)	5,336	17,400
PPC Ltd. (South Africa)	24,232	13,225
Qatar National Cement Co. QSC (Qatar)	1,118	26,177
Rhi AG (Austria)	3,141	60,437
Siam Cement PCL (The) (Thailand)	15,950	216,629
Siam City Cement PCL (Thailand)	4,700	39,590
Sumitomo Osaka Cement Co. Ltd. (Japan)	38,000	163,059
Taiheiyo Cement Corp. (Japan)	52,000	123,165
Union Andina de Cementos SAA (Peru)	45,217	34,797
Universal Cement Corp. (Taiwan)	41,131	28,001

		1,843,192

Consumer Finance — 0.1%
AEON Credit Service M Bhd (Malaysia)	2,200	7,075
Ally Financial, Inc.*	23,744	405,310
American Express Co.	17,081	1,037,842
Cash America International, Inc.	2,241	95,511

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance (continued)
Cembra Money Bank AG (Switzerland)*	1,904	$133,168
Credit China Holdings Ltd. (China)*	52,000	20,090
Credit Saison Co. Ltd. (Japan)	10,900	183,104
Credito Real SAB de CV (Mexico)	14,300	27,376
Discover Financial Services	11,127	596,296
Encore Capital Group, Inc.*	860	20,236
First Cash Financial Services, Inc.	1,206	61,904
Gentera SAB de CV (Mexico)	26,900	48,187
Green Dot Corp. (Class A Stock)*	1,331	30,600
Group Lease PCL (Thailand)(g)	9,400	9,630
KRUK SA (Poland)	561	28,696
LendingClub Corp.*	3,323	14,289
Muangthai Leasing Pcl (Thailand) (Class F Stock)	36,600	20,623
Navient Corp.	17,407	208,014
Nelnet, Inc. (Class A Stock)	1,524	52,959
PRA Group, Inc.*	1,390	33,555
Samsung Card Co. Ltd. (South Korea)	2,665	96,574
SLM Corp.*	21,207	131,059
Synchrony Financial*	20,933	529,186
Taiwan Acceptance Corp. (Taiwan)	10,000	23,007
Transaction Capital Ltd. (South Africa)	6,908	5,394
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	2,400	6,014

		3,825,699

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,573	152,610
AMVIG Holdings Ltd. (Hong Kong)	42,000	16,561
AptarGroup, Inc.	1,229	97,251
Ball Corp.(a)	2,180	157,592
Bemis Co., Inc.	2,129	109,622
CCL Industries, Inc. (Canada) (Class B Stock)	600	104,419
Cheng Loong Corp. (Taiwan)	123,000	44,116
CPMC Holdings Ltd. (China)	44,000	18,791
DS Smith PLC (United Kingdom)	36,038	186,451
Fuji Seal International, Inc. (Japan)	1,500	53,014
Graphic Packaging Holding Co.	6,711	84,156
Great China Metal Industry (Taiwan)	14,000	11,262
Greatview Aseptic Packaging Co. Ltd. (China)*	73,000	34,726
Huajun Holdings Ltd. (Hong Kong)	52,000	5,831
Huhtamaki OYJ (Finland)	3,030	125,745
Klabin SA (Brazil), UTS	10,000	47,692
Mayr Melnhof Karton AG (Austria)	769	83,412
Mpact Ltd. (South Africa)	4,188	8,491
Nampak Ltd. (South Africa)	33,573	43,563
Orora Ltd. (Australia)	24,924	51,750
Packaging Corp. of America	1,870	125,159
Pact Group Holdings Ltd. (Australia)	1,520	6,898
Papeles y Cartones de Europa SA (Spain)	8,598	45,649
Polyplex Thailand PCL (Thailand)	87,000	23,768
Rengo Co. Ltd. (Japan)	23,000	148,764
RPC Group PLC (United Kingdom)	4,442	46,492
Sealed Air Corp.	1,706	78,425
Sheen Tai Holdings Group Co. Ltd. (China)	40,000	5,222
Silgan Holdings, Inc.	1,608	82,748
Smurfit Kappa Group PLC (Ireland)	3,151	69,380
Sonoco Products Co.	3,038	150,867

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	26,000	$38,773
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	10,550

		2,269,750

Distributors
Canon Marketing Japan, Inc. (Japan)	11,000	200,863
China Animation Characters Co. Ltd. (Hong Kong)*	8,000	3,640
D’ieteren SA (Belgium)	3,313	143,949
Doshisha Co. Ltd. (Japan)	1,600	30,738
Genuine Parts Co.	2,352	238,140
Inter Cars SA (Poland)	516	33,869
John Menzies PLC (United Kingdom)	3,107	22,563
LKQ Corp.*	6,045	191,627
Paltac Corp. (Japan)	11,500	233,490
Pool Corp.	857	80,584
Test Rite International Co. Ltd. (Taiwan)	27,000	16,772
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)*	96,000	104,049

		1,300,284

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	9,506	9,527
Apollo Education Group, Inc.*	5,783	52,741
Benesse Holdings, Inc. (Japan)	2,200	51,647
China Distance Education Holdings Ltd. (China), ADR	900	9,306
China Maple Leaf Educational Systems Ltd. (China)	28,000	25,265
Curro Holdings Ltd. (South Africa)*	2,831	7,479
DeVry Education Group, Inc.	2,834	50,559
Dignity PLC (United Kingdom)	1,617	55,518
Estacio Participacoes SA (Brazil)	10,600	55,800
Fu Shou Yuan International Group Ltd. (China)	33,000	23,372
Graham Holdings Co. (Class B Stock)	113	55,318
Grand Canyon Education, Inc.*	1,557	62,155
H&R Block, Inc.	4,087	94,001
Houghton Mifflin Harcourt Co.*	4,247	66,381
Invocare Ltd. (Australia)	6,612	65,350
Kroton Educacional SA (Brazil)	46,316	195,657
Lung Yen Life Service Corp. (Taiwan)	7,000	12,379
Navitas Ltd. (Australia)	28,147	116,388
New Oriental Education & Technology Group, Inc. (China), ADR	6,600	276,408
Regis Corp.*	2,702	33,640
Ser Educacional SA (Brazil), 144A(g)	1,500	5,818
Service Corp. International	3,977	107,538
ServiceMaster Global Holdings, Inc.*	1,787	71,123
TAL Education Group (China), ADR*	1,700	105,502
Tarena International, Inc. (China), ADR	1,500	15,495
Virscend Education Co. Ltd. (China), 144A*	16,000	9,566

		1,633,933

Diversified Financial Services — 0.5%
African Bank Investments Ltd. (South Africa)*^	34,595	—
Alexander Forbes Group Holdings Ltd. (South Africa)	40,914	18,640

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
ASX Ltd. (Australia)	2,034	$70,032
Ayala Corp. (Philippines)	10,860	196,512
Banque Nationale de Belgique (Belgium)	29	91,560
Berkshire Hathaway, Inc. (Class B Stock)*	46,831	6,780,655
BM&FBovespa SA (Brazil)	53,600	297,342
Bolsa Mexicana de Valores SAB de CV (Mexico)	14,500	22,342
Bolsas y Mercados Espanoles SHMSF SA (Spain)	4,169	117,168
Bursa Malaysia Bhd (Malaysia)	15,400	32,698
CBOE Holdings, Inc.	1,142	76,080
China Success Finance Group Holdings Ltd. (China)	34,000	8,900
CME Group, Inc.	7,632	743,357
Corp. Financiera Alba SA (Spain)	3,105	125,685
Corporacion Financiera Colombiana (Colombia), (BVC)	3,503	45,933
Deutsche Boerse AG (Germany)	3,553	291,897
FactSet Research Systems, Inc.	425	68,603
Far East Horizon Ltd. (China)	260,000	203,071
First Pacific Co. Ltd. (Hong Kong)	210,000	152,459
Groupe Bruxelles Lambert SA (Belgium)	5,337	437,667
Grupo de Inversiones Suramericana SA (Colombia)	12,452	163,618
GT Capital Holdings, Inc. (Philippines)	2,865	88,075
Gulf General Investment Co. (United Arab Emirates)*	1,817,610	275,511
Haci Omer Sabanci Holding A/S (Turkey)	79,077	259,516
Hanhua Financial Holding Co. Ltd. (China) (Class H Stock), 144A	176,000	20,714
IG Group Holdings PLC (United Kingdom)	26,820	290,416
Intercontinental Exchange, Inc.	2,372	607,137
Inversiones La Construccion SA (Chile)	2,686	29,463
Investor AB (Sweden) (Class A Stock)	3,768	124,843
Japan Securities Finance Co. Ltd. (Japan)	6,000	22,743
JSE Ltd. (South Africa)	903	11,376
Kinnevik AB (Sweden) (Class B Stock)*	11,680	279,206
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	136,264
MarketAxess Holdings, Inc.	701	101,925
Markit Ltd.*	2,677	87,270
Metro Pacific Investments Corp. (Philippines)	710,100	105,746
Moscow Exchange MICEX (Russia)	24,390	42,914
MSCI, Inc.	1,493	115,140
Nasdaq, Inc.	3,059	197,826
Onex Corp. (Canada)	1,600	97,837
Plus500 Ltd. (Israel)	10,062	87,537
PSG Group Ltd. (South Africa)	1,590	21,009
Qatar Industrial Manufacturing Co. QSC (Qatar)	865	9,787
Remgro Ltd. (South Africa)	16,239	281,781
S&P Global, Inc.	577	61,889
Salam International Investment Ltd. (Qatar)	9,783	30,142
Singapore Exchange Ltd. (Singapore)	20,700	117,914
Sofina SA (Belgium)	2,428	321,372
Warsaw Stock Exchange (Poland)	946	7,925
Zenkoku Hosho Co. Ltd. (Japan)	2,900	105,921

		13,883,418

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services — 0.7%
Asia Satellite Telecommunications Holdings Ltd. (China)	19,000	$27,331
AT&T, Inc.	93,114	4,023,456
BCE, Inc. (Canada)	3,925	185,746
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	49,840	98,729
CenturyLink, Inc.	14,134	410,027
China Communications Services Corp. Ltd. (China) (Class H Stock)	518,000	271,490
China Telecom Corp. Ltd. (China) (Class H Stock)	3,024,000	1,359,943
China Unicom Hong Kong Ltd. (China)	728,000	759,116
Chunghwa Telecom Co. Ltd. (Taiwan)	220,000	795,667
Citic Telecom International Holdings Ltd. (China)	303,000	114,564
Consolidated Communications Holdings, Inc	1,789	48,732
Deutsche Telekom AG (Germany)(a)	50,338	858,381
Elisa OYJ (Finland)	1,660	63,783
Empresa de Telecomunicaciones de Bogota (Colombia)*	33,253	6,683
Empresa Nacional de Telecomunicaciones SA (Chile)(g)	1,513	1,463
Frontier Communications Corp.	14,698	72,608
HKT Trust & HKT Ltd. (Hong Kong)	88,000	126,815
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	140,000	47,425
Iliad SA (France)	486	98,106
Inmarsat PLC (United Kingdom)	5,719	61,633
Koninklijke KPN NV (Netherlands)*	40,294	143,626
KT Corp. (South Korea)	9,029	233,192
Link Net Tbk PT (Indonesia)	36,700	11,310
Magyar Telekom Telecommunications PLC (Hungary)	48,286	75,732
Manitoba Telecom Services, Inc. (Canada)	2,500	73,397
Maxcom Telecomunicaciones SAB de CV (Mexico), UTS*	130,100	6,120
Netia SA (Poland)	31,947	33,435
Nippon Telegraph & Telephone Corp. (Japan)	33,200	1,556,911
Numericable-SFR SA (France)	2,778	69,422
O2 Czech Republic A/S (Czech Republic)	5,184	46,131
Ooredoo QSC (Qatar)	8,925	216,676
Orange Polska SA (Poland)	71,806	92,594
Orange SA (France)	60,274	980,090
Proximus SADP (Belgium)	4,028	128,004
Rostelecom PJSC (Russia)	57,750	83,213
Singapore Telecommunications Ltd. (Singapore)	161,400	498,503
Spark New Zealand Ltd. (New Zealand)	28,497	72,429
Swisscom AG (Switzerland)	241	119,730
TDC A/S (Denmark)	49,894	244,504
Telecom Italia SpA (Italy)*	351,821	288,955
Telecom Italia SpA-RSP (Italy)*	203,676	131,041
Telefonica Brasil SA (Brazil)	1,100	12,739
Telefonica Brasil SA (Brazil), ADR	10,300	140,080
Telefonica Deutschland Holding AG (Germany)	24,348	100,292
Telefonica SA (Spain)	84,217	799,544
Telekom Malaysia Bhd (Malaysia)	66,900	112,603

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,097,500	$333,910
Telenor ASA (Norway)	9,654	159,803
Telia Co. AB (Sweden)	79,659	377,223
Telkom SA SOC Ltd. (South Africa)	19,782	89,260
Telstra Corp. Ltd. (Australia)	38,137	159,403
TELUS Corp. (Canada)	4,100	132,020
Thaicom PCL (Thailand)	39,200	23,984
Turk Telekomunikasyon A/S (Turkey)	17,896	37,722
Verizon Communications, Inc.	19,460	1,086,646

		18,101,942

Electric Utilities — 0.8%
Allete, Inc.	3,083	199,254
Alliant Energy Corp.	4,022	159,673
Alupar Investimento SA (Brazil), UTS	3,143	13,581
American Electric Power Co., Inc.	7,061	494,905
Celsia SA ESP (Colombia)	20,219	26,651
CEZ A/S (Czech Republic)	23,948	408,554
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	137,953
Chubu Electric Power Co., Inc. (Japan)	28,100	399,892
Chugoku Electric Power Co., Inc. (The) (Japan)	13,600	172,899
Cia Energetica de Minas Gerais (Brazil)	3,600	8,170
Cia Paranaense de Energia (Brazil)	700	4,332
CLP Holdings Ltd. (Hong Kong)	43,500	444,361
Contact Energy Ltd. (New Zealand)	35,197	130,669
CPFL Energia SA (Brazil)	9,553	60,965
Duke Energy Corp.	15,841	1,358,999
Edison International	6,400	497,088
EDP — Energias de Portugal SA (Portugal)	81,196	248,588
EDP — Energias do Brasil SA (Brazil)	8,700	36,888
El Paso Electric Co.	2,026	95,769
Electricite de France SA (France)	21,306	258,341
Elia System Operator SA (Belgium)	2,208	123,441
Emera, Inc. (Canada)	3,800	143,006
Empire District Electric Co. (The)	2,482	84,314
Empresa de Distribucion Electrica de Lima Norte SAA (Peru)	2,617	4,434
Endesa SA (Spain)	9,745	195,539
Enea SA (Poland)	39,415	99,093
Enel SpA (Italy)	276,194	1,226,154
Energa SA (Poland)*	25,627	61,937
Enersis Americas SA (Chile)	808,042	138,492
Enersis Americas SA (Chile), ADR	6,010	51,566
Enersis Chile SA (Chile)	1,064,759	125,479
Engie Energia Chile SA (Chile)	34,959	59,420
Entergy Corp.	5,028	409,028
Equatorial Energia SA (Brazil)	2,200	33,374
Eversource Energy	6,901	413,370
EVN AG (Austria)	5,896	67,132
Exelon Corp.	26,732	971,976
First Philippine Holdings Corp. (Philippines)	32,090	46,279
FirstEnergy Corp.	13,053	455,680
Fortis, Inc. (Canada)(a)	6,200	209,570
Fortum OYJ (Finland)	14,948	240,162
Great Plains Energy, Inc.	7,441	226,206
Hawaiian Electric Industries, Inc.	4,594	150,637
Hokkaido Electric Power Co., Inc. (Japan)	14,100	114,537

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Hokuriku Electric Power Co. (Japan)	9,700	$120,194
Iberdrola SA (Spain)	184,133	1,256,081
IDACORP, Inc.	2,371	192,881
Infratil Ltd. (New Zealand)	65,548	149,632
Inter RAO JSC (Russia)*	2,290,000	90,377
ITC Holdings Corp.	3,626	169,769
Kansai Electric Power Co., Inc. (The) (Japan)*	24,600	239,586
Korea District Heating Corp. (South Korea)	772	43,823
Korea Electric Power Corp. (South Korea)	14,306	750,951
Kyushu Electric Power Co., Inc. (Japan)	14,800	148,435
Light SA (Brazil)	5,600	19,664
Luz del Sur SAA (Peru)	3,008	9,616
Manila Electric Co. (Philippines)	6,660	43,992
Moscow United Electric Grid Co. JSC (Russia)*	1,308,000	18,225
Mosenergo PAO (Russia)	1,474,000	37,270
NextEra Energy, Inc.	5,458	711,723
OGE Energy Corp.	5,008	164,012
Okinawa Electric Power Co., Inc. (The) (Japan)	5,925	124,239
PG&E Corp.	8,817	563,583
PGE Polska Grupa Energetyczna SA (Poland)	115,608	348,228
Pinnacle West Capital Corp.	2,629	213,107
PNM Resources, Inc.	2,649	93,881
Portland General Electric Co.	1,685	74,342
Power Assets Holdings Ltd. (Hong Kong)	31,000	285,030
PPL Corp.	11,948	451,037
Red Electrica Corp. SA (Spain)	1,678	149,936
Shikoku Electric Power Co., Inc. (Japan)	6,800	80,549
Southern Co. (The)	14,020	751,893
SSE PLC (United Kingdom)	16,938	352,535
Tauron Polska Energia SA (Poland)	251,175	181,207
Tenaga Nasional Bhd (Malaysia)	170,400	596,645
Terna Rete Elettrica Nazionale SpA (Italy)	12,941	72,018
Tohoku Electric Power Co., Inc. (Japan)	14,100	177,949
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,200	25,313
TrustPower Ltd. (New Zealand)	18,672	102,703
Verbund AG (Austria)	9,180	129,468
Westar Energy, Inc.	2,848	159,744
Xcel Energy, Inc.	10,146	454,338
Zespol Elektrowni Patnow Adamow Konin SA (Poland)	5,951	17,046

		20,379,380

Electrical Equipment — 0.2%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	1,000	1,155
AMETEK, Inc.	3,561	164,625
Audix Corp. (Taiwan)	6,000	6,446
Babcock & Wilcox Enterprises, Inc.*	3,799	55,807
Boer Power Holdings Ltd. (China)	19,000	8,343
Chicony Power Technology Co. Ltd. (Taiwan)	12,000	13,419
China Electric Manufacturing Corp. (Taiwan)*	69,000	16,330
Detai New Energy Group Ltd. (Hong Kong)*	440,000	12,257
Emerson Electric Co.	11,973	624,512

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Endo Lighting Corp. (Japan)	2,700	$24,293
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	26,000	20,174
FSP Technology, Inc. (Taiwan)*	35,400	25,265
Fujikura Ltd. (Japan)	24,000	110,850
Futaba Corp. (Japan)	4,600	87,630
Gamesa Corp. Tecnologica SA (Spain)	5,158	102,769
Generac Holdings, Inc.*	1,786	62,439
Gunkul Engineering PCL (Thailand)	76,900	12,146
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)*	15,000	19,459
Jiangnan Group Ltd. (China)	260,000	41,762
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	13,639
Legrand SA (France)	5,008	256,367
Longwell Co. (Taiwan)	11,000	11,208
Nexans SA (France)*	8,060	337,018
Nidec Corp. (Japan)	5,400	411,064
Nitto Kogyo Corp. (Japan)	16,500	205,136
OSRAM Licht AG (Germany)	3,003	156,027
Prysmian SpA (Italy)	5,224	114,663
Saft Groupe SA (France)	956	38,698
Sanyo Denki Co. Ltd. (Japan)	14,000	63,328
Schneider Electric SE (France)	16,702	974,411
SGL Carbon SE (Germany)*	2,840	31,095
Shihlin Electric & Engineering Corp. (Taiwan)	43,000	53,652
Sino-American Electronic Co. Ltd. (Taiwan)*	1,000	2,801
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	32,800	92,200
Tech Pro Technology Development Ltd. (Hong Kong)*	55,600	18,024
Teco Electric and Machinery Co. Ltd. (Taiwan)	166,000	140,379
Thermon Group Holdings, Inc.*	2,956	56,785
TKH Group NV (Netherlands), CVA	7,530	253,420
Ushio, Inc. (Japan)	8,200	96,338
Voltronic Power Technology Corp. (Taiwan)	1,050	14,678
Well Shin Technology Co. Ltd. (Taiwan)	11,000	18,276
Welling Holding Ltd. (China)	186,000	34,607
Zippy Technology Corp. (Taiwan)	4,000	4,914

		4,808,409

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	29,500	252,199
Action SA (Poland)*	1,066	4,340
Amano Corp. (Japan)	4,800	83,613
Anritsu Corp. (Japan)	14,500	83,674
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	13,000	15,756
Aurora Corp. (Taiwan)	1,000	1,624
Azbil Corp. (Japan)	4,400	129,579
Benchmark Electronics, Inc.*	3,595	76,034
Canon Electronics, Inc. (Japan)	6,800	93,932
CDW Corp.	3,360	134,669
Chang Wah Electromaterials, Inc. (Taiwan)	2,000	5,976
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	52,000	68,025
Chimei Materials Technology Corp. (Taiwan)	57,000	26,183

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	295,000	$196,906
Chin-Poon Industrial Co. Ltd. (Taiwan)	25,000	54,112
Chroma ATE, Inc. (Taiwan)	17,000	40,632
Citizen Holdings Co. Ltd. (Japan)	32,700	159,158
Compeq Manufacturing Co. Ltd. (Taiwan)	122,000	65,218
Coxon Precise Industrial Co. Ltd. (Taiwan)	15,000	19,047
CyberPower Systems, Inc. (Taiwan)	3,000	10,914
Daiwabo Holdings Co. Ltd. (Japan)	79,000	167,535
DataTec Ltd. (South Africa)	16,042	47,762
Delta Electronics Thailand PCL (Thailand)	26,500	51,469
Delta Electronics, Inc. (Taiwan)	85,995	419,597
Dolby Laboratories, Inc. (Class A Stock)	2,470	118,189
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	17,100	11,697
DYNACOLOR, Inc. (Taiwan)	4,000	5,378
Dynamic Electronics Co. Ltd. (Taiwan)*	49,000	13,695
Elite Material Co. Ltd. (Taiwan)	23,000	54,064
Everspring Industry Co. Ltd. (Taiwan)*	6,000	3,798
FLIR Systems, Inc.	3,330	103,063
Flytech Technology Co. Ltd. (Taiwan)	4,000	12,718
Geovision, Inc. (Taiwan)	1,100	2,023
Halma PLC (United Kingdom)	18,210	247,676
Hamamatsu Photonics KK (Japan)	6,200	173,967
Hana Microelectronics PCL (Thailand)	55,800	46,844
Hannstouch Solution, Inc. (Taiwan)*	122,000	24,625
Hirose Electric Co. Ltd. (Japan)	1,235	151,863
Hollysys Automation Technologies Ltd. (China)*	3,700	64,269
Holy Stone Enterprise Co. Ltd. (Taiwan)	16,000	16,660
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,421,816	3,663,003
Hosiden Corp. (Japan)	7,600	47,251
II-VI, Inc.*	2,599	48,757
Inari Amertron Bhd (Malaysia)	14,100	10,408
INESA Intelligent Tech, Inc. (China) (Class B Stock)	18,800	16,281
Ingenico Group (France)	1,383	160,297
Ingram Micro, Inc. (Class A Stock)	4,936	171,674
ITEQ Corp. (Taiwan)	31,000	31,302
Itron, Inc.*	1,239	53,401
Jaymart PCL (Thailand)	39,000	10,876
Jenoptik AG (Germany)	13,820	227,842
Ju Teng International Holdings Ltd. (Hong Kong)	178,000	71,320
Kaga Electronics Co. Ltd. (Japan)	1,400	15,843
Kapsch TrafficCom AG (Austria)	1,779	66,533
KCE Electronics PCL (Thailand)	15,600	36,958
Keyence Corp. (Japan)	800	545,863
Keysight Technologies, Inc.*	5,090	148,068
Kingboard Chemical Holdings Ltd. (Hong Kong)	141,500	282,086
Kingboard Laminates Holdings Ltd. (Hong Kong)	122,000	75,230
Kyocera Corp. (Japan)	16,900	804,150
Lelon Electronics Corp. (Taiwan)	13,250	15,784
LG Display Co. Ltd. (South Korea)	16,043	371,452
Lotes Co. Ltd. (Taiwan)	4,000	11,447
Lumax International Corp. Ltd. (Taiwan)	9,000	13,019
LuxNet Corp. (Taiwan)	2,000	3,118

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Macnica Fuji Electronics Holdings, Inc. (Japan)	3,400	$35,179
Maruwa Co. Ltd. (Japan)	13,400	393,762
MIN AIK Technology Co. Ltd. (Taiwan)	12,000	16,171
Multi-Fineline Electronix, Inc.*	2,306	53,499
Murata Manufacturing Co. Ltd. (Japan)	5,100	571,785
National Instruments Corp.	2,186	59,896
Nichidenbo Corp. (Taiwan)	7,000	5,258
OSI Systems, Inc.*	506	29,414
Paragon Technologies Co. Ltd. (Taiwan)*	13,000	8,830
Pinnacle Holdings Ltd. (South Africa)*	28,800	28,384
Plexus Corp.*	1,526	65,923
Polytronics Technology Corp. (Taiwan)	6,000	10,826
Posiflex Technology, Inc. (Taiwan)	2,000	9,668
Promate Electronic Co. Ltd. (Taiwan)*	5,000	5,351
Ryosan Co. Ltd. (Japan)	5,700	136,209
Ryoyo Electro Corp. (Japan)	200	2,624
Samsung SDI Co. Ltd. (South Korea)	3,411	322,952
Sanshin Electronics Co. Ltd. (Japan)	6,100	49,596
Shimadzu Corp. (Japan)	7,000	105,233
Silitech Technology Corp. (Taiwan)	11,389	5,356
Simplo Technology Co. Ltd. (Taiwan)	23,000	80,949
Sinbon Electronics Co. Ltd. (Taiwan)	9,117	20,586
Sirtec International Co. Ltd. (Taiwan)	19,000	25,137
SMK Corp. (Japan)	10,000	34,439
Spectris PLC (United Kingdom)	4,804	116,938
Sunny Optical Technology Group Co. Ltd. (China)	24,000	84,500
Supreme Electronics Co. Ltd. (Taiwan)	26,000	12,788
SVI PCL (Thailand)	126,900	18,642
SYNNEX Corp.	652	61,823
Synnex Technology International Corp. (Taiwan)	135,000	146,467
Taiflex Scientific Co. Ltd. (Taiwan)	17,000	18,969
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	7,045
Taiwan PCB Techvest Co. Ltd. (Taiwan)	39,000	36,721
TDK Corp. (Japan)	6,000	335,858
Tech Data Corp.*	1,176	84,496
Test Research, Inc. (Taiwan)	20,000	26,731
Thinking Electronic Industrial Co. Ltd. (Taiwan)	5,000	7,742
Toyo Corp. (Japan)	2,800	26,657
Tripod Technology Corp. (Taiwan)	54,000	105,227
Truly International Holdings Ltd. (Hong Kong)	58,000	27,939
TXC Corp. (Taiwan)	22,000	30,680
Venture Corp. Ltd. (Singapore)	61,600	378,627
Vivotek, Inc. (Taiwan)	2,000	5,351
VS Industry Bhd (Malaysia)	50,900	14,949
Wah Lee Industrial Corp. (Taiwan)	16,000	23,377
Wintek Corp. (Taiwan)*^	71,000	—
WPG Holdings Ltd. (Taiwan)	135,000	157,668
WT Microelectronics Co. Ltd. (Taiwan)	47,128	59,581
XAC Automation Corp. (Taiwan)	2,000	4,034
Yageo Corp. (Taiwan)*	59,521	99,020
Zenitron Corp. (Taiwan)*	20,000	11,502

		14,140,805

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services — 0.1%
Amec Foster Wheeler PLC (United Kingdom)	51,935	$341,480
Anton Oilfield Services Group (China)*	44,000	4,646
Fugro NV (Netherlands), CVA*	3,918	68,960
John Wood Group PLC (United Kingdom)	34,524	317,800
Mullen Group Ltd. (Canada)	2,900	31,650
Saipem SpA (Italy)*	140,093	56,014
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	39,687
SEACOR Holdings, Inc.*(a)	1,164	67,454
Shawcor Ltd. (Canada)	2,400	59,501
Subsea 7 SA (United Kingdom)*	31,397	308,617
Tecnicas Reunidas SA (Spain)	1,723	51,642
Tenaris SA (Luxembourg)	13,484	194,887
TMK PAO (Russia), GDR, RegS	6,189	16,885
Wah Seong Corp. Bhd (Malaysia)	36,947	6,526

		1,565,749

Food & Staples Retailing — 0.8%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)	6,500	2,193
Aeon Co. Ltd. (Japan)	29,800	462,692
Ain Holdings, Inc. (Japan)	800	62,054
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	7,900	339,248
Almacenes Exito SA (Colombia)	16,793	81,640
Andersons, Inc. (The)	1,198	42,577
Arcs Co. Ltd. (Japan)	4,200	100,259
Axfood AB (Sweden)	3,271	62,827
Bid Corp. Ltd. (South Africa)*	5,029	94,243
BIM Birlesik Magazalar A/S (Turkey)	2,827	55,133
Booker Group PLC (United Kingdom)	181,048	419,271
Casey’s General Stores, Inc.	1,167	153,472
Casino Guichard Perrachon SA (France)	3,855	213,986
Cawachi Ltd. (Japan)	6,500	155,201
Clicks Group Ltd. (South Africa)	3,165	26,368
Cocokara Fine, Inc. (Japan)	5,200	269,499
Colruyt SA (Belgium)	999	55,283
Cosco Capital, Inc. (Philippines)	254,400	42,154
Cosmos Pharmaceutical Corp. (Japan)	200	40,297
Costco Wholesale Corp.	5,492	862,464
CP ALL PCL (Thailand)	112,400	160,731
CVS Health Corp.	24,813	2,375,597
Delhaize Group (Belgium)	2,909	307,292
Distribuidora Internacional de Alimentacion SA (Spain)	7,721	45,067
Dixy Group OJSC (Russia)*	3,710	17,336
E-MART, Inc. (South Korea)	1,296	195,570
Emperia Holding SA (Poland)*	950	13,341
Empire Co. Ltd. (Canada) (Class A Stock)	10,200	151,664
Eurocash SA (Poland)	2,536	29,716
FamilyMart Co. Ltd. (Japan)	1,500	91,412
George Weston Ltd. (Canada)	1,800	155,778
Greggs PLC (United Kingdom)	22,259	288,790
Grupo Comercial Chedraui SA de CV (Mexico)	7,500	18,698
Heiwado Co. Ltd. (Japan)	4,300	83,733
ICA Gruppen AB (Sweden)	2,728	91,429
InRetail Peru Corp. (Peru), 144A*	2,143	35,574
J Sainsbury PLC (United Kingdom)	78,128	243,385

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Jeronimo Martins SGPS SA (Portugal)	4,574	$72,140
Kato Sangyo Co. Ltd. (Japan)	1,600	37,508
Kesko OYJ (Finland) (Class B Stock)	2,001	84,976
Koninklijke Ahold NV (Netherlands)	15,098	333,404
Kroger Co. (The)	16,058	590,774
Kusuri No Aoki Co. Ltd. (Japan)	900	58,725
Lawson, Inc. (Japan)	1,100	87,818
Lenta Ltd. (Russia), GDR, RegS*	8,450	60,840
Loblaw Cos. Ltd. (Canada)	4,795	256,498
Magnit PJSC (Russia), GDR, RegS	8,280	270,416
Massmart Holdings Ltd. (South Africa)	2,354	20,108
Matahari Putra Prima Tbk PT (Indonesia)	98,000	11,557
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	10,800	527,985
Metro, Inc. (Canada)	5,800	202,065
Ministop Co. Ltd. (Japan)	5,400	87,774
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	36,729
Okuwa Co. Ltd. (Japan)	2,000	20,853
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	26,998
Pick’n Pay Holdings Ltd. (South Africa)	7,081	16,626
Pick’n Pay Stores Ltd. (South Africa)	1,953	9,509
President Chain Store Corp. (Taiwan)	16,000	125,014
Puregold Price Club, Inc. (Philippines)	54,400	48,737
Qol Co. Ltd. (Japan)	1,700	22,380
Raia Drogasil SA (Brazil)	1,100	21,738
Robinsons Retail Holdings, Inc. (Philippines).	41,170	75,666
Seven & I Holdings Co. Ltd. (Japan)	20,400	855,334
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	20,500	30,894
Shoprite Holdings Ltd. (South Africa)	9,095	103,009
Shufersal Ltd. (Israel)	47,260	157,842
Siam Makro PCL (Thailand)	16,000	15,139
Sligro Food Group NV (Netherlands)	2,702	103,665
SPAR Group Ltd. (The) (South Africa)	3,202	43,917
Sprouts Farmers Market, Inc.*	2,321	53,151
Sugi Holdings Co. Ltd. (Japan)	900	50,182
Sun Art Retail Group Ltd. (Hong Kong)	178,500	125,519
Sundrug Co. Ltd. (Japan)	200	18,779
Sysco Corp.	7,320	371,417
Taiwan TEA Corp. (Taiwan)	171,000	79,400
Tesco PLC (United Kingdom)*	162,856	382,485
Tsuruha Holdings, Inc. (Japan)	500	60,544
United Natural Foods, Inc.*	2,871	134,363
UNY Group Holdings Co. Ltd. (Japan)	39,800	334,863
Valor Holdings Co. Ltd. (Japan)	3,300	87,761
Walgreens Boots Alliance, Inc.	17,818	1,483,705
Wal-Mart de Mexico SAB de CV (Mexico)	102,300	246,090
Wal-Mart Stores, Inc.	38,678	2,824,268
Wesfarmers Ltd. (Australia)	21,168	638,362
Whole Foods Market, Inc.	7,504	240,278
WM Morrison Supermarkets PLC (United Kingdom)	109,789	275,616
Woolworths Ltd. (Australia)	21,340	335,648
X5 Retail Group NV (Russia), GDR, RegS*	3,683	72,752

		20,077,795

Food Products — 1.0%
AAK AB (Sweden)	821	58,608
AGV Products Corp. (Taiwan)*	79,000	20,086
Ajinomoto Co., Inc. (Japan)	11,600	273,307

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Alicorp SAA (Peru)	30,468	$59,776
Archer-Daniels-Midland Co.	24,767	1,062,257
Asian Citrus Holdings Ltd. (Hong Kong)*	222,000	23,081
Associated British Foods PLC (United Kingdom)	4,790	174,541
Astral Foods Ltd. (South Africa)	2,774	23,803
Austevoll Seafood ASA (Norway)	12,237	102,682
AVI Ltd. (South Africa)	5,868	33,069
B&G Foods, Inc.	1,835	88,447
Bangkok Ranch PCL (Thailand)	52,200	8,764
Barry Callebaut AG (Switzerland)*	66	81,263
Biostime International Holdings Ltd. (China)*	6,500	21,937
Boustead Plantations Bhd (Malaysia)	24,600	9,031
BRF SA (Brazil)	14,200	198,260
Bumitama Agri Ltd. (Indonesia)	32,600	18,513
Bunge Ltd.	8,469	500,941
Calbee, Inc. (Japan)	1,400	58,570
Cal-Maine Foods, Inc.	845	37,450
Campbell Soup Co.	2,840	188,945
Century Pacific Food, Inc. (Philippines)	11,900	5,527
Changshouhua Food Co. Ltd. (China)	40,000	17,994
Charoen Pokphand Enterprise (Taiwan)	40,480	46,698
Charoen Pokphand Foods PCL (Thailand)	274,100	224,257
Cherkizovo Group PJSC (Russia), GDR, RegS.	2,668	23,745
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Huishan Dairy Holdings Co. Ltd. (China)	272,000	111,050
China Mengniu Dairy Co. Ltd. (China)	242,000	423,358
China Modern Dairy Holdings Ltd. (China)*	401,000	57,935
China Shengmu Organic Milk Ltd. (China), 144A*	190,000	39,639
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	142,927
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	16	95,426
CJ CheilJedang Corp. (South Korea)	436	147,666
Clover Industries Ltd. (South Africa)	11,933	14,997
ConAgra Foods, Inc.	6,285	300,486
CP Pokphand Co. Ltd. (Hong Kong)	742,000	77,940
Cranswick PLC (United Kingdom)	5,440	151,141
Daesang Corp. (South Korea)	2,986	71,798
Dairy Crest Group PLC (United Kingdom)	10,638	76,120
Dali Foods Group Co. Ltd. (China), 144A	46,000	26,210
Danone SA (France)	9,747	682,124
Darling Ingredients, Inc.*	9,440	140,656
Dean Foods Co.(g)	1,536	27,786
Devro PLC (United Kingdom)	9,795	33,805
Dharma Satya Nusantara Tbk PT (Indonesia)	192,900	6,891
Dydo Drinco, Inc. (Japan)	1,100	58,693
Eagle High Plantations Tbk PT (Indonesia)*	836,200	13,372
Ebro Foods SA (Spain)	25,566	588,483
Empresas AquaChile SA (Chile)*	10,015	3,207
Flowers Foods, Inc.	3,352	62,850
Fresh Del Monte Produce, Inc.	2,864	155,888
Fuji Oil Holdings, Inc. (Japan)	4,200	78,305
General Mills, Inc.	7,105	506,729
Genting Plantations Bhd (Malaysia)	13,700	36,089
GFPT PCL (Thailand)	62,800	19,480

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
GrainCorp Ltd. (Australia) (Class A Stock)	8,048	$52,159
Great Wall Enterprise Co. Ltd. (Taiwan)	55,900	51,025
Greencore Group PLC (Ireland)	20,178	83,040
Gruma SAB de CV (Mexico) (Class B Stock)	3,700	53,226
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	23,200	72,763
Grupo Herdez SAB de CV (Mexico)	14,800	32,510
Grupo Industrial Maseca SAB de CV (Mexico) (Class B Stock)	1,600	1,785
Grupo Lala SAB de CV (Mexico)	10,400	22,930
Grupo Nutresa SA (Colombia)	8,783	75,174
Hain Celestial Group, Inc. (The)*	2,502	124,475
Hershey Co. (The)	1,816	206,098
HKScan OYJ (Finland) (Class A Stock)	24,758	85,173
Hokuto Corp. (Japan)	2,800	51,497
Hormel Foods Corp.	4,622	169,165
House Foods Group, Inc. (Japan)	6,200	143,801
IJM Plantations Bhd (Malaysia)	5,700	4,863
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	30,900	40,621
Indofood Sukses Makmur Tbk PT (Indonesia)	158,500	87,210
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,100	33,383
Ingredion, Inc.	1,829	236,691
IOI Corp. Bhd (Malaysia)	69,800	75,006
J.M. Smucker Co. (The)	2,187	333,321
Japfa Ltd. (Singapore)	48,100	29,120
JBS SA (Brazil)	25,600	79,694
Jiashili Group Ltd. (China)	10,000	4,777
J-Oil Mills, Inc. (Japan)	100,000	329,897
Kagome Co. Ltd. (Japan)	2,000	52,896
Kaset Thai International Sugar Corp. PCL (Thailand) (Class F Stock)	69,200	13,785
Kellogg Co.	3,414	278,753
Kerry Group PLC (Ireland) (Class A Stock)	4,221	374,357
Kewpie Corp. (Japan)	3,500	111,639
Key Coffee, Inc. (Japan)	8,800	162,160
Khon Kaen Sugar Industry PCL (Thailand)	245,612	28,377
Kikkoman Corp. (Japan)	1,000	36,900
Kraft Heinz Co. (The)	4,944	437,445
Kuala Lumpur Kepong Bhd (Malaysia)	20,600	119,141
La Doria SpA (Italy)	14,796	185,590
Leroy Seafood Group ASA (Norway)	8,430	397,745
Leyou Technologies Holdings Ltd. (China)*	155,000	20,005
Lien Hwa Industrial Corp. (Taiwan)	152,760	99,528
Lotte Confectionery Co. Ltd. (South Korea)	470	79,772
M Dias Branco SA (Brazil)	1,000	32,456
Malayan Flour Mills Bhd (Malaysia)	28,900	9,172
Malindo Feedmill Tbk PT (Indonesia)*	54,400	6,718
Marfrig Global Foods SA (Brazil)*	1,100	1,907
Marine Harvest ASA (Norway)*	6,925	116,806
Marudai Food Co. Ltd. (Japan)	11,000	52,432
McCormick & Co., Inc.	1,292	137,818
Mead Johnson Nutrition Co.	1,394	126,505
Megmilk Snow Brand Co. Ltd. (Japan)	3,400	118,622
MEIJI Holdings Co. Ltd. (Japan)	2,000	205,511
Mondelez International, Inc. (Class A Stock)	29,923	1,361,796
Morinaga & Co. Ltd. (Japan)	24,000	151,321

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Namchow Chemical Industrial Co. Ltd. (Taiwan)	10,000	$20,991
Nestle SA (Switzerland)	63,495	4,919,487
NH Foods Ltd. (Japan)	9,000	220,446
Nichirei Corp. (Japan)	11,000	101,484
Nippon Flour Mills Co. Ltd. (Japan)	10,000	78,145
Nisshin Oillio Group Ltd. (The) (Japan)	75,000	344,069
Nisshin Seifun Group, Inc. (Japan)	9,120	146,603
Nissin Foods Holdings Co. Ltd. (Japan)	1,900	103,761
NongShim Co. Ltd. (South Korea)	248	80,579
Oceana Group Ltd. (South Africa)	1,337	10,267
O’Key Group SA (Russia), GDR, RegS	5,600	12,880
Orion Corp. (South Korea)	120	98,499
Orkla ASA (Norway)	16,788	149,305
Parmalat SpA (Italy)	22,262	57,860
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	191,100	20,086
Pinar SUT Mamulleri Sanayii A/S (Turkey)	1,293	6,879
Pinnacle Foods, Inc.	2,473	114,475
Pioneer Foods Group Ltd. (South Africa)	4,079	47,864
Post Holdings, Inc.*	1,879	155,375
PPB Group Bhd (Malaysia)	44,900	184,464
Qinqin Foodstuffs Group Cayman Co. Ltd. (China)*	7,200	9,049
QL Resources Bhd (Malaysia)	20,900	22,780
RCL Foods Ltd. (South Africa)	11,004	10,385
Rfm Corp. (Philippines)	117,000	10,395
Rhodes Food Group Pty Ltd. (South Africa)	2,238	3,579
Rock Field Co. Ltd. (Japan)	5,200	76,963
Ros Agro PLC (Russia), GDR, RegS	1,512	22,378
Salim Ivomas Pratama Tbk PT (Indonesia)	497,500	16,696
Salmar ASA (Norway)	10,061	299,398
Sanderson Farms, Inc.	698	60,475
Sao Martinho SA (Brazil)	1,000	16,446
Saputo, Inc. (Canada)	5,200	154,436
Sawit Sumbermas Sarana Tbk PT (Indonesia)	54,800	7,808
Shenguan Holdings Group Ltd. (China)	184,000	15,907
Showa Sangyo Co. Ltd. (Japan)	8,000	33,954
SLC Agricola SA (Brazil)	2,700	12,414
Snyder’s-Lance, Inc.	2,593	87,877
Standard Foods Corp. (Taiwan)	13,592	33,449
Suedzucker AG (Germany)	5,490	120,921
Taisun Enterprise Co. Ltd. (Taiwan)*	25,000	10,290
Taiyen Biotech Co. Ltd. (Taiwan)	15,000	14,711
Tat Gida Sanayi A/S (Turkey)	5,321	10,122
Tate & Lyle PLC (United Kingdom)	14,263	127,526
TDM Bhd (Malaysia)	59,200	10,204
Tehmag Foods Corp. (Taiwan)	1,000	5,775
Tenwow International Holdings Ltd. (China)	97,000	27,364
Thai Union Group PCL (Thailand) (Class F Stock)	72,400	45,327
Thai Vegetable Oil PCL (Thailand)	44,500	40,524
Tianyi Summi Holdings Ltd. (Hong Kong)*	120,000	13,357
Tianyun International Holdings Ltd. (China)	18,000	1,814
Tiga Pilar Sejahtera Food Tbk (Indonesia)*	141,800	17,083
Tiger Brands Ltd. (South Africa)	5,496	135,401
Tingyi Cayman Islands Holding Corp. (China)	160,000	151,930
Tongaat Hulett Ltd. (South Africa)	9,222	73,479

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Toyo Suisan Kaisha Ltd. (Japan)	2,600	$105,464
TreeHouse Foods, Inc.*	1,117	114,660
TSH Resources Bhd (Malaysia)	43,800	20,138
Ttet Union Corp. (Taiwan)	6,000	14,902
Tyson Foods, Inc. (Class A Stock)	8,531	569,785
Ulker Biskuvi Sanayi A/S (Turkey)	4,830	35,296
Uni-President China Holdings Ltd. (China)	117,000	98,877
Uni-President Enterprises Corp. (Taiwan)	250,708	495,159
United Plantations Bhd (Malaysia)	3,700	24,596
Universal Robina Corp. (Philippines)	24,190	107,288
Vilmorin & Cie SA (France)	656	42,399
Viscofan SA (Spain)	6,138	340,665
Want Want China Holdings Ltd. (China)	375,000	265,470
Warabeya Nichiyo Co. Ltd. (Japan)	6,700	123,137
Wawel SA (Poland)	43	10,818
Wei Chuan Foods Corp. (Taiwan)*	36,000	23,647
WH Group Ltd. (Hong Kong), 144A	689,500	546,081
Wilmar International Ltd. (Singapore)	126,000	306,722
Yakult Honsha Co. Ltd. (Japan)	2,200	114,341
Yamazaki Baking Co. Ltd. (Japan)	4,000	111,671
Yashili International Holdings Ltd. (China)	41,000	8,930

		26,764,946

Gas Utilities — 0.1%
AGL Resources, Inc.	3,027	199,691
APA Group (Australia)	21,207	147,503
Ascopiave SpA (Italy)	59,219	177,440
Atmos Energy Corp.	1,601	130,193
Aygaz A/S (Turkey)	4,877	18,952
Binhai Investment Co. Ltd. (China)	10,000	2,862
China Gas Holdings Ltd. (Hong Kong)	116,000	177,558
China Oil & Gas Group Ltd. (Hong Kong)*	578,000	44,298
China Resources Gas Group Ltd. (China)	40,000	121,646
China Tian Lun Gas Holdings Ltd. (China)*	4,500	3,376
E1 Corp. (South Korea)	1,146	63,774
Empresa de Energia de Bogota SA (Colombia)	54,737	33,451
Enagas SA (Spain)	4,385	133,964
Gas Malaysia Bhd (Malaysia)	6,500	3,839
Gas Natural Chile SA (Chile)	5,735	29,876
Gas Natural SDG SA (Spain)	10,360	205,933
Gasco SA (Chile)	5,735	14,947
Hong Kong & China Gas Co. Ltd. (Hong Kong)	133,801	244,484
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	12,500	52,680
Korea Gas Corp. (South Korea)	3,968	137,957
National Fuel Gas Co.	1,819	103,465
New Jersey Resources Corp.	2,290	88,279
Northwest Natural Gas Co.	1,611	104,425
ONE Gas, Inc.	1,249	83,171
Osaka Gas Co. Ltd. (Japan)	74,000	284,492
Petronas Gas Bhd (Malaysia)	10,900	59,663
Piedmont Natural Gas Co., Inc.	1,522	91,503
Questar Corp.	65	1,649
Rubis SCA (France)(g)	1,817	138,902
Samchully Co. Ltd. (South Korea)	728	67,139
Snam SpA (Italy)	26,672	159,457
Southwest Gas Corp.	1,408	110,824
Spire, Inc.	1,106	78,349

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas Utilities (continued)
Toho Gas Co. Ltd. (Japan)	14,000	$114,558
Tokyo Gas Co. Ltd. (Japan)	75,000	309,657
UGI Corp.	1,244	56,291

		3,796,248

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	20,355	800,155
ABIOMED, Inc.*	420	45,902
Advanced Medical Solutions Group PLC (United Kingdom)	13,231	34,347
Ansell Ltd. (Australia)	5,906	80,830
Apex Biotechnology Corp. (Taiwan)	4,000	6,466
Baxter International, Inc.	7,616	344,396
Becton, Dickinson and Co.	2,578	437,203
Bioteque Corp. (Taiwan)	1,000	5,002
Boston Scientific Corp.*	17,812	416,266
C.R. Bard, Inc.	888	208,822
Cochlear Ltd. (Australia)	814	74,269
Coloplast A/S (Denmark) (Class B Stock)	1,531	114,602
Cooper Cos., Inc. (The)	1,049	179,977
DENTSPLY SIRONA, Inc.	3,112	193,068
DiaSorin SpA (Italy)	1,721	105,244
Edwards Lifesciences Corp.*	1,626	162,161
Elekta AB (Sweden) (Class B Stock)	7,565	61,538
Essilor International SA (France)	2,086	274,162
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	10,462	75,166
Getinge AB (Sweden) (Class B Stock)	4,118	85,020
Ginko International Co. Ltd. (Taiwan)	3,000	31,343
GN Store Nord A/S (Denmark)	5,928	107,085
Haemonetics Corp.*	1,817	52,675
Halyard Health, Inc.*	1,665	54,146
Hartalega Holdings Bhd (Malaysia)	23,000	24,703
Hill-Rom Holdings, Inc.	1,835	92,576
Hogy Medical Co. Ltd. (Japan)	900	62,638
Hologic, Inc.*	3,738	129,335
Hoya Corp. (Japan)	8,100	289,300
IDEXX Laboratories, Inc.*	718	66,673
Intai Technology Corp. (Taiwan)	1,000	5,465
Integra Lifesciences Holdings Corp.*	718	57,282
Intuitive Surgical, Inc.*	386	255,304
Ion Beam Applications (Belgium)	2,129	100,866
Kossan Rubber Industries (Malaysia)	22,100	37,551
LivaNova PLC*	1,162	58,367
Masimo Corp.*	1,599	83,971
Medicalgorithmics SA (Poland)	51	3,065
Medtronic PLC	25,115	2,179,229
Microport Scientific Corp. (China)*	26,000	13,061
Newtree Group Holdings Ltd. (Macau)*	62,000	2,847
Nihon Kohden Corp. (Japan)	2,800	78,785
Nipro Corp. (Japan)	34,600	429,857
Olympus Corp. (Japan)	4,400	164,303
Pacific Hospital Supply Co. Ltd. (Taiwan)	4,000	14,413
Paramount Bed Holdings Co. Ltd. (Japan)	800	40,608
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*	8,000	16,959
PW Medtech Group Ltd. (China)*	99,000	27,440
ResMed, Inc.	2,273	143,722
SeaSpine Holdings Corp.*	239	2,505

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	280,000	$160,445
Smith & Nephew PLC (United Kingdom)	14,073	238,977
Sonova Holding AG (Switzerland)	744	98,748
St. Jude Medical, Inc.	5,449	425,022
St. Shine Optical Co. Ltd. (Taiwan)	2,000	45,196
STERIS PLC	1,704	117,150
STRATEC Biomedical AG (Germany)	1,437	83,160
Stryker Corp.	3,707	444,210
Supermax Corp. Bhd (Malaysia)	41,400	22,127
Symmetry Surgical, Inc.*	623	8,180
Sysmex Corp. (Japan)	1,600	110,174
Taidoc Technology Corp. (Taiwan)	2,000	9,340
Teleflex, Inc.	639	113,301
Terumo Corp. (Japan)	6,300	268,855
Top Glove Corp. Bhd (Malaysia)	33,500	38,224
Varian Medical Systems, Inc.*	1,693	139,215
West Pharmaceutical Services, Inc.	1,828	138,709
William Demant Holding A/S (Denmark)*	3,615	70,369
Zimmer Biomet Holdings, Inc.	3,637	437,822

		11,299,894

Health Care Providers & Services — 0.6%
Acadia Healthcare Co. Ltd.*	1,378	76,341
Aetna, Inc.	6,791	829,385
Air Methods Corp.*(a)	1,358	48,657
Alfresa Holdings Corp. (Japan)	7,900	165,048
AmerisourceBergen Corp.	2,139	169,665
Amsurg Corp.*	1,376	106,695
Anthem, Inc.	7,722	1,014,207
Australian Pharmaceutical Industries Ltd. (Australia)	209,760	264,729
Bangkok Chain Hospital PCL (Thailand)	48,000	16,938
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	114,900	78,148
Banmedica SA (Chile)	6,618	11,999
BML, Inc. (Japan)	1,600	73,285
Bumrungrad Hospital PCL (Thailand)	9,500	49,338
Cardinal Health, Inc.	4,956	386,618
Centene Corp.*	2,478	176,855
CHC Healthcare Group (Taiwan)	7,000	11,251
Chemed Corp.	435	59,295
China NT Pharma Group Co. Ltd. (Hong Kong)	51,000	12,657
Chularat Hospital PCL (Thailand) (Class F Stock)	159,100	14,036
Cigna Corp.	4,664	596,945
DaVita HealthCare Partners, Inc.*	3,436	265,672
Envision Healthcare Holdings, Inc.*	3,544	89,911
Excelsior Medical Co. Ltd. (Taiwan)	15,000	24,048
Express Scripts Holding Co.*	15,041	1,140,108
Fleury SA (Brazil)	1,900	16,242
Fresenius Medical Care AG & Co. KGaA (Germany)	4,231	368,549
Fresenius SE & Co. KGaA (Germany)	6,105	448,582
Golden Meditech Holdings Ltd. (Hong Kong)	360,686	50,473
HealthSouth Corp.	1,789	69,449
Henry Schein, Inc.*	852	150,634
Huayi Tencent Entertainment Co. Ltd. (China)	210,000	18,677

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Humana, Inc.	2,319	$417,142
IHH Healthcare Bhd (Malaysia)	81,600	133,588
iKang Healthcare Group, Inc. (China), ADR*	500	9,170
Kindred Healthcare, Inc.	3,655	41,265
KPJ Healthcare Bhd (Malaysia)	9,650	10,125
Laboratory Corp. of America Holdings*	2,010	261,843
Life Healthcare Group Holdings Ltd. (South Africa)	15,754	38,760
LifePoint Health, Inc.*	1,657	108,318
Magellan Health, Inc.*	1,182	77,740
McKesson Corp.	4,626	863,443
Mediclinic International PLC (South Africa)	9,053	130,135
Medipal Holdings Corp. (Japan)	9,100	149,612
MEDNAX, Inc.*	2,039	147,685
Miraca Holdings, Inc. (Japan)	1,800	78,063
Molina Healthcare, Inc.*(a)	842	42,016
Netcare Ltd. (South Africa)	34,357	72,960
Neuca SA (Poland)	64	5,593
Nichii Gakkan Co. (Japan)	3,800	25,790
Odontoprev SA (Brazil)	2,200	9,088
Orpea (France)	1,483	121,602
Owens & Minor, Inc.	775	28,970
Patterson Cos., Inc.	1,432	68,578
Pharmaniaga Bhd (Malaysia)	2,500	3,411
Primary Health Care Ltd. (Australia)	31,194	92,910
Qualicorp SA (Brazil)	6,400	37,237
Quest Diagnostics, Inc.	3,261	265,478
Ramsay Health Care Ltd. (Australia)	1,561	84,365
Rhoen-Klinikum AG (Germany)	2,594	75,930
Ryman Healthcare Ltd. (New Zealand)	20,049	133,820
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Turkey)	7,461	7,133
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)*	57,500	127,499
Ship Healthcare Holdings, Inc. (Japan)	2,800	87,147
Sienna Sr. Living, Inc. (Canada)	5,800	76,902
Sigma Pharmaceuticals Ltd. (Australia)	25,405	21,615
Siloam International Hospitals Tbk PT (Indonesia)*	12,400	10,902
Sinopharm Group Co. Ltd. (China) (Class H Stock)	127,600	612,951
Sonic Healthcare Ltd. (Australia)	11,048	179,167
Suzuken Co. Ltd. (Japan)	3,850	121,184
Team Health Holdings, Inc.*(a)	1,328	54,010
Toho Holdings Co. Ltd. (Japan)	4,300	103,618
UnitedHealth Group, Inc.	16,649	2,350,839
Universal Health International Group Holding Ltd. (China)	216,000	12,464
Universal Health Services, Inc. (Class B Stock)	1,828	245,135
Universal Medical Financial & Technical Advisory Services Co. Ltd. (Hong Kong), 144A	86,000	61,635
VCA, Inc.*	1,897	128,256
Vibhavadi Medical Center PCL (Thailand)	190,300	16,246
WellCare Health Plans, Inc.*	934	100,200

		14,655,977

Health Care Technology
AGFA-Gevaert NV (Belgium)*	64,659	209,903

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Technology (continued)
Allscripts Healthcare Solutions, Inc.*	3,375	$42,863
Cerner Corp.*	3,599	210,901
HMS Holdings Corp.*	1,936	34,093
IMS Health Holdings, Inc.*	2,992	75,877
Quality Systems, Inc.	803	9,564

		583,201

Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	6,200	64,916
Ajisen China Holdings Ltd. (Hong Kong)	74,000	28,871
Alsea SAB de CV (Mexico)	6,900	26,268
Ambassador Hotel (The) (Taiwan)	20,000	16,712
AmRest Holdings SE (Poland)*	573	31,736
Aramark	3,608	120,579
Aristocrat Leisure Ltd. (Australia)	10,263	106,767
Autogrill SpA (Italy)	8,835	71,428
Berjaya Sports Toto Bhd (Malaysia)	24,577	18,533
Betsson AB (Sweden)*	7,888	65,975
BJ’s Restaurants, Inc.*	851	37,299
Bloomin’ Brands, Inc.	2,635	47,087
Bob Evans Farms, Inc.	1,195	45,350
Carnival Corp.	14,527	642,093
Carnival PLC	6,825	300,741
Carnival PLC, ADR	8,708	390,031
Carrianna Group Holdings Co. Ltd. (Hong Kong)	110,000	10,801
Central Plaza Hotel PCL (Thailand)	19,300	20,459
Cheesecake Factory, Inc. (The)	1,295	62,341
China Lodging Group Ltd. (China), ADR	1,400	51,002
Chipotle Mexican Grill, Inc.*	284	114,384
City Lodge Hotels Ltd. (South Africa)	950	10,031
Compass Group PLC (United Kingdom)	23,676	450,447
Cracker Barrel Old Country Store, Inc.	426	73,046
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	700	4,990
Darden Restaurants, Inc.	2,068	130,987
Domino’s Pizza Group PLC (United Kingdom)	70,323	312,439
Doutor Nichires Holdings Co. Ltd. (Japan)	2,500	43,520
Dubai Parks & Resorts PJSC (United Arab Emirates)*	910,691	388,564
Dunkin’ Brands Group, Inc.	1,205	52,562
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	13,202
Erawan Group PCL (The) (Thailand)	143,400	18,445
Famous Brands Ltd. (South Africa)	1,229	10,598
Formosa International Hotels Corp. (Taiwan) .	4,000	22,857
Genting Malaysia Bhd (Malaysia)	195,600	216,268
Gourmet Master Co. Ltd. (Taiwan)	3,000	26,556
Grand Parade Investments Ltd. (South Africa)	26,893	6,391
Greene King PLC (United Kingdom)	13,826	143,983
Haichang Ocean Park Holdings Ltd. (China), 144A*	98,000	21,094
HIS Co. Ltd. (Japan)	1,600	51,672
Holiday Entertainment Co. Ltd. (Taiwan)	3,000	5,053
Hoteles City Express SAB de CV (Mexico)*	17,100	17,116
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	13,200	18,731

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Imperial Pacific International Holdings Ltd. (Hong Kong)*	500,000	$9,146
International Game Technology PLC	5,949	111,484
International Meal Co. Alimentacao SA (Brazil)*	1,500	1,872
Interval Leisure Group, Inc.	4,116	65,444
Jack in the Box, Inc.	1,179	101,300
Jinmao Investments and Jinmao China Investments Holdings Ltd. (China)	20,500	10,490
Jollibee Foods Corp. (Philippines)	7,800	40,227
Kangwon Land, Inc. (South Korea)	3,070	111,395
Kappa Create Co. Ltd. (Japan)	8,200	102,395
Krispy Kreme Doughnuts, Inc.*	971	20,352
Kuoni Reisen Holding AG (Switzerland)*	368	138,618
Kura Corp. (Japan)	1,200	70,488
Ladbrokes PLC (United Kingdom)	25,434	37,975
Leofoo Development Co. Ltd. (Taiwan)	42,000	11,835
Magnum Bhd (Malaysia)	39,400	22,478
Marriott Vacations Worldwide Corp.	1,456	99,721
Matsuya Foods Co. Ltd. (Japan)	6,300	166,399
McDonald’s Corp.	10,117	1,217,480
Melia Hotels International SA (Spain)	7,778	83,961
Minor International PCL (Thailand)	34,750	39,593
Mk Restaurants Group Pcl (Thailand)	31,000	43,227
NET Holding A/S (Turkey)*	18,487	18,959
Oriental Land Co. Ltd. (Japan)	2,300	148,924
OUE Ltd. (Singapore)	64,400	73,732
Panera Bread Co. (Class A Stock)*	334	70,788
Papa John’s International, Inc.	1,254	85,272
Plenus Co. Ltd. (Japan)	3,500	56,856
Rank Group PLC (United Kingdom)	21,437	61,100
Resorttrust, Inc. (Japan)	4,000	86,408
Restaurant Group PLC (The) (United Kingdom)	5,665	21,810
Saizeriya Co. Ltd. (Japan)	7,100	126,865
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	9,600	24,461
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	5,400	21,298
Shangri-La Asia Ltd. (Hong Kong)	150,000	150,600
Six Flags Entertainment Corp.	1,294	74,987
SkiStar AB (Sweden)	6,837	99,395
Sodexo SA (France)	2,695	288,715
Spur Corp. Ltd. (South Africa)	4,777	10,022
Star Entertainment Group Ltd. (The) (Australia)	24,228	98,723
Starbucks Corp.	11,056	631,519
Sun International Ltd. (South Africa)	4,401	25,710
TA Global Bhd (Malaysia)	159,800	9,166
Tatts Group Ltd. (Australia)	41,052	118,137
Texas Roadhouse, Inc.	1,589	72,458
Tokyo Dome Corp. (Japan)	9,000	40,832
Tsogo Sun Holdings Ltd. (South Africa)	22,806	41,285
TUI AG (Germany)	11,125	126,625
WATAMI Co. Ltd. (Japan)	2,900	29,597
Wendy’s Co. (The)	6,149	59,153
Whitbread PLC (United Kingdom)	2,939	137,514
William Hill PLC (United Kingdom)	20,787	71,602
Wowprime Corp. (Taiwan)	3,030	10,763

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	1,775	$126,433
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	12,000	5,903
Yum! Brands, Inc.	3,168	262,691
Zeal Network SE (Germany)	3,998	141,327
Zensho Holdings Co. Ltd. (Japan)	5,800	84,851

		10,332,286

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)*	64,994	33,805
Amica Wronki SA (Poland)	277	12,773
AmTRAN Technology Co. Ltd. (Taiwan)*	130,000	81,538
Arcelik A/S (Turkey)	10,444	68,767
Aupu Group Holding Co. Ltd. (China)	8,000	2,683
Basso Industry Corp. (Taiwan)	3,600	10,254
Bellway PLC (United Kingdom)	17,470	443,174
Berkeley Group Holdings PLC (United Kingdom)	5,411	182,718
Bovis Homes Group PLC (United Kingdom)	18,920	184,634
Casio Computer Co. Ltd. (Japan)	7,900	113,762
China Creative Global Holdings Ltd. (China)	206,000	16,820
Consorcio ARA SAB de CV (Mexico)	65,300	23,466
Coway Co. Ltd. (South Korea)	1,038	94,513
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,800	43,776
De’ Longhi SpA (Italy)	5,646	134,542
Direcional Engenharia SA (Brazil)	6,900	11,792
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	45,239
Duni AB (Sweden)	6,060	77,826
Electrolux AB (Sweden) (Class B Stock)	4,894	133,434
Even Construtora e Incorporadora SA (Brazil)	11,600	13,758
Ez Tec Empreendimentos e Participacoes SA (Brazil)	4,202	21,047
Fabryki Mebli Forte SA (Poland)	695	11,521
Forbo Holding AG (Switzerland)*	112	133,017
Funai Electric Co. Ltd. (Japan)	5,600	49,351
Garmin Ltd.	2,667	113,134
GUD Holdings Ltd. (Australia)	10,585	72,583
Haier Electronics Group Co. Ltd. (Hong Kong)	90,000	137,513
Helbor Empreendimentos SA (Brazil)	11,700	5,026
Helen of Troy Ltd.*	1,174	120,734
Hisense Kelon Electrical Holdings Co. Ltd. (China) (Class H Stock)	21,000	9,628
HongDa Financial Holding Ltd. (Hong Kong)*	60,000	2,143
Husqvarna AB (Sweden) (Class B Stock)	12,904	96,089
Kinpo Electronics (Taiwan)*	181,000	68,396
Konka Group Co. Ltd. (China) (Class B Stock)	61,300	22,819
Leggett & Platt, Inc.	2,261	115,560
LG Electronics, Inc. (South Korea)	6,111	287,808
Metall Zug AG (Switzerland) (Class B Stock)	39	111,309
Misawa Homes Co. Ltd. (Japan)	4,500	30,475
Mitsui Home Co. Ltd. (Japan)	3,000	12,677
MRV Engenharia e Participacoes SA (Brazil)	9,000	29,951
Nikon Corp. (Japan)(a)	16,100	217,991

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
NVR, Inc.*	74	$131,745
PanaHome Corp. (Japan)	7,000	55,412
Panasonic Corp. (Japan)	74,700	642,684
PIK Group (Russia)*	9,630	37,602
Rinnai Corp. (Japan)	900	79,527
Sampo Corp. (Taiwan)	81,000	34,528
Samson Holding Ltd. (Hong Kong)	66,000	7,165
Sangetsu Co. Ltd. (Japan)	4,200	78,950
SEB SA (France)	983	118,527
Sekisui Chemical Co. Ltd. (Japan)	18,000	221,774
Sekisui House Ltd. (Japan)	24,600	430,797
Steinhoff International Holdings NV (Netherlands)	149,222	856,038
Sumitomo Forestry Co. Ltd. (Japan)	13,300	180,510
Taiwan Sakura Corp. (Taiwan)	23,000	19,787
Tamron Co. Ltd. (Japan)	10,100	135,462
Tatung Co. Ltd. (Taiwan)*	508,000	80,875
Token Corp. (Japan)	540	42,462
TopBuild Corp.*	2,526	91,441
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)	13,700	13,505
Tupperware Brands Corp.	1,179	66,354
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	22,200	76,286
Zeng Hsing Industrial Co. Ltd. (Taiwan)	4,000	18,606
Zojirushi Corp. (Japan)	7,300	138,712

		6,956,795

Household Products — 0.2%
Church & Dwight Co., Inc.	2,055	211,439
Clorox Co. (The)	778	107,667
Colgate-Palmolive Co.	2,400	175,680
Earth Chemical Co. Ltd. (Japan)	1,500	72,279
Henkel AG & Co. KGaA (Germany)	2,102	227,370
HRG Group, Inc.*	4,000	54,920
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	17,100	40,396
Pigeon Corp. (Japan)	2,100	62,778
Procter & Gamble Co. (The)	48,107	4,073,220
PZ Cussons PLC (United Kingdom)	13,379	58,818
Reckitt Benckiser Group PLC (United Kingdom)	7,496	751,640
Spectrum Brands Holdings, Inc.(a)	703	83,875
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	12,360	397,135
Unicharm Corp. (Japan)	4,800	107,844
Unilever Indonesia Tbk PT (Indonesia)	3,900	13,329
Vinda International Holdings Ltd. (Hong Kong)	13,000	22,589

		6,460,979

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	56,100	55,069
AES Corp.	11,909	148,624
AES Gener SA (Chile)	132,604	64,944
AES Tiete Energia SA (Brazil), UTS	5,500	25,254
Calpine Corp.*	6,507	95,978
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	458,000	45,077

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
China Power International Development Ltd. (China)	390,000	$143,963
China Resources Power Holdings Co. Ltd. (China)	272,000	408,204
CK Power PCL (Thailand)	117,900	9,663
Colbun SA (Chile)	453,611	109,854
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	200,000	56,031
EDP Renovaveis SA (Spain)	10,208	76,836
Electric Power Development Co. Ltd. (Japan)	7,100	165,418
Electricity Generating PCL (Thailand)	25,000	133,395
Empresa Nacional de Electricidad SA (Chile)	90,098	83,309
Empresa Nacional de Electricidad SA (Chile), ADR	1,068	29,616
Endesa Americas SA (Chile)	108,668	50,076
Engie Energia Peru SA (Peru)	7,748	19,797
ERG SpA (Italy)	5,497	62,696
Global Power Synergy Co. Ltd. (Thailand) (Class F Stock)	38,500	36,703
Glow Energy PCL (Thailand)	29,800	72,719
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	98,120	45,556
Huadian Energy Co. Ltd. (China) (Class B Stock)*	102,200	51,611
Huaneng Power International, Inc. (China) (Class H Stock)	332,000	206,212
NRG Energy, Inc.	16,204	242,898
Ratchaburi Electricity Generating Holding PCL (Thailand)	48,900	70,970
Renewables Infrastructure Group Ltd. (The) (Guernsey)	199,496	258,277
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	4,900	6,826
SPCG PCL (Thailand)	42,800	24,847
Taiwan Cogeneration Corp. (Taiwan)	42,000	32,430
Talen Energy Corp.*	2,919	39,552
Tractebel Energia SA (Brazil)	3,800	45,331
Trans-Asia Oil & Energy Development Corp. (Philippines)	63,000	3,264
Unipro PJSC (Russia)*	982,000	42,218

		2,963,218

Industrial Conglomerates — 0.8%
3M Co.	8,438	1,477,663
Aboitiz Equity Ventures, Inc. (Philippines)	87,990	146,105
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)*	9,825	3,902
AntarChile SA (Chile)	11,450	104,661
Beijing Enterprises Holdings Ltd. (China)	64,000	362,827
Berjaya Corp. Bhd (Malaysia)	426,900	37,683
Berli Jucker PCL (Thailand)*(g)	19,100	3,175
Berli Jucker PCL (Thailand), NVDR	19,100	22,199
Bidvest Group Ltd. (The) (South Africa)	5,029	47,444
Boustead Holdings Bhd (Malaysia)	29,700	19,965
Carlisle Cos., Inc.	1,827	193,077
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	184,000	19,369
CITIC Ltd. (China)	951,000	1,390,196

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
CJ Corp. (South Korea)	552	$97,458
CK Hutchison Holdings Ltd. (Hong Kong)	108,500	1,193,550
Daetwyler Holding AG (Switzerland)	137	18,239
Danaher Corp.	11,184	1,129,584
DCC PLC (United Kingdom)	1,753	154,264
DMCI Holdings, Inc. (Philippines)	251,350	67,632
Dogan Sirketler Grubu Holding A/S (Turkey)*	51,464	8,230
Enka Insaat ve Sanayi A/S (Turkey)	42,628	65,202
Far Eastern New Century Corp. (Taiwan)	511,680	382,913
General Electric Co.	185,020	5,824,427
Grupo Industrial Saltillo SAB de CV (Mexico)	6,500	10,840
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	13,193
HAP Seng Consolidated Bhd (Malaysia)	15,100	28,915
Hopewell Holdings Ltd. (Hong Kong)	64,500	205,086
Hosken Consolidated Investments Ltd. (South Africa)	3,636	29,665
Industries Qatar QSC (Qatar)	3,298	89,066
Jardine Matheson Holdings Ltd. (Hong Kong)	8,018	467,530
Jardine Strategic Holdings Ltd. (Hong Kong)	7,632	230,334
JG Summit Holdings, Inc. (Philippines)	116,240	212,355
KAP Industrial Holdings Ltd. (South Africa)	35,633	15,121
KOC Holding A/S (Turkey)	21,926	100,273
Kombassan Holdings A/S (Turkey)*	16,899	10,054
Koninklijke Philips NV (Netherlands)	24,887	618,103
Mannai Corp. QSC (Qatar)	353	8,240
NWS Holdings Ltd. (Hong Kong)	120,000	189,944
Quinenco SA (Chile)	34,737	67,440
Reunert Ltd. (South Africa)	3,054	12,979
Roper Technologies, Inc.	1,685	287,394
San Miguel Corp. (Philippines)	120,870	202,046
Shanghai Industrial Holdings Ltd. (China)	82,000	186,420
Shun Tak Holdings Ltd. (Hong Kong)	256,000	80,985
Siemens AG (Germany)	24,003	2,463,227
Sigdo Koppers SA (Chile)	18,343	23,557
Sime Darby Bhd (Malaysia)	131,200	247,187
SK Holdings Co. Ltd. (South Korea)	584	103,221
SM Investments Corp. (Philippines)	12,400	256,352
Smiths Group PLC (United Kingdom)	8,875	137,148
Toshiba Corp. (Japan)*	323,000	879,853
Yazicilar Holding A/S (Turkey) (Class A Stock)	4,348	18,467
Yueshou Environmental Holdings Ltd. (Hong Kong)*	240,000	4,751

		19,969,511

Insurance — 1.0%
Admiral Group PLC (United Kingdom)	4,300	116,918
Aflac, Inc.	11,555	833,809
AIA Group Ltd. (Hong Kong)	256,200	1,540,716
Alleghany Corp.*	680	373,714
Allianz Malaysia Bhd (Malaysia)	3,500	8,734
Allianz SE (Germany)	15,872	2,264,269
Allied World Assurance Co. Holdings AG	5,293	185,996
Allstate Corp. (The)	12,309	861,015
American Financial Group, Inc.	3,173	234,580
Amtrust Financial Services, Inc.	3,073	75,289

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
AON PLC	3,880	$423,812
Arch Capital Group Ltd.*	4,024	289,728
Argo Group International Holdings Ltd.	1,731	89,839
Arthur J Gallagher & Co.	4,217	200,729
Aspen Insurance Holdings Ltd. (Bermuda)	4,139	191,967
Assicurazioni Generali SpA (Italy)	57,551	678,667
Assurant, Inc.	2,315	199,808
Axis Capital Holdings Ltd.	5,270	289,850
BB Seguridade Participacoes SA (Brazil)	10,900	94,704
Beazley PLC (United Kingdom)	125,641	610,836
BR Insurance Corretora de Seguros SA (Brazil)*	100	624
Brown & Brown, Inc.	3,304	123,801
China Reinsurance Group Corp. (China) (Class H Stock)	1,313,000	301,316
Chubb Ltd. (Switzerland)	9,086	1,187,631
Cincinnati Financial Corp.	2,804	209,992
CNinsure, Inc. (China), ADR*	4,400	31,284
Dhipaya Insurance PCL (Thailand)	19,500	20,116
Dongbu Insurance Co. Ltd. (South Korea)	2,080	125,196
Endurance Specialty Holdings Ltd.	2,698	181,198
esure Group PLC (United Kingdom)	8,976	34,187
Euler Hermes Group (France)	979	81,303
Everest Re Group Ltd.	1,625	296,839
Fairfax Financial Holdings Ltd. (Canada)	600	323,153
First American Financial Corp.	3,211	129,146
FNF Group	7,891	295,913
Gjensidige Forsikring ASA (Norway)	4,521	75,324
Great Eastern Holdings Ltd. (Singapore)	2,000	30,510
Great-West Lifeco, Inc. (Canada)	7,200	189,927
Grupo Catalana Occidente SA (Spain)	4,011	111,242
Hannover Rueck SE (Germany)	2,315	242,561
Hanover Insurance Group, Inc. (The)	2,330	197,165
Hanwha Life Insurance Co. Ltd. (South Korea)	28,189	142,042
Hiscox Ltd. (United Kingdom)	10,993	151,786
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,316	110,056
Insurance Australia Group Ltd. (Australia)	58,912	242,675
Intact Financial Corp. (Canada)	3,200	228,591
Japan Post Holdings Co. Ltd. (Japan)	34,400	418,489
KB Insurance Co. Ltd. (South Korea)	4,447	108,379
Kemper Corp.(a)	2,112	65,430
Korean Reinsurance Co. (South Korea)	8,170	86,919
Lancashire Holdings Ltd. (United Kingdom)	13,931	109,552
Liberty Holdings Ltd. (South Africa)	4,620	37,706
Loews Corp.	14,077	578,424
Long Bon International Co. Ltd. (Taiwan)	19,000	10,581
Mapfre SA (Spain)	87,841	192,914
Markel Corp.*	316	301,078
Marsh & McLennan Cos., Inc.	5,315	363,865
Mercuries & Associates Holding Ltd. (Taiwan)	29,000	16,658
Mercuries Life Insurance Co. Ltd. (Taiwan)	149,372	67,014
Mercury General Corp.	2,084	110,785
MMI Holdings Ltd. (South Africa)	35,698	55,073
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	6,288	1,054,471
NN Group NV (Netherlands)(a)	5,973	164,428
Old Republic International Corp.	7,075	136,477

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Panin Financial Tbk PT (Indonesia)*	1,534,700	$24,521
Porto Seguro SA (Brazil)	3,900	32,197
Poste Italiane SpA (Italy), 144A	19,533	129,698
Power Corp. of Canada (Canada)	13,500	287,356
Power Financial Corp. (Canada)	6,200	142,289
Powszechny Zaklad Ubezpieczen SA (Poland)	30,064	219,084
Primerica, Inc.	2,483	142,127
ProAssurance Corp.	3,541	189,621
Progressive Corp. (The)	8,949	299,792
Qualitas Controladora SAB de CV (Mexico)	4,600	6,529
Rand Merchant Investment Holdings Ltd. (South Africa)	16,488	46,236
Reinsurance Group of America, Inc.	2,367	229,575
RenaissanceRe Holdings Ltd. (Bermuda)*	1,399	164,299
RSA Insurance Group PLC (United Kingdom)	29,140	195,308
Sampo OYJ (Finland) (Class A Stock)	10,331	422,502
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,265	290,545
Samsung Life Insurance Co. Ltd. (South Korea)	4,354	381,021
Santam Ltd. (South Africa)	698	10,870
SCOR SE (France)	8,297	245,302
Shin Kong Financial Holding Co. Ltd. (Taiwan)	1,732,727	341,080
Shinkong Insurance Co. Ltd. (Taiwan)	49,000	36,419
Societa Cattolica di Assicurazioni Scrl (Italy) .	9,791	62,056
Sony Financial Holdings, Inc. (Japan)	7,300	82,540
Stewart Information Services Corp.	1,044	43,232
Sul America SA (Brazil), UTS	7,800	37,904
Swiss Re AG (Switzerland)	14,735	1,286,961
Syarikat Takaful Malaysia Bhd (Malaysia)	5,400	5,426
Talanx AG (Germany)	2,031	60,490
Thai Reinsurance PCL (Thailand)*	266,600	18,360
Thaire Life Assurance PCL (Thailand) (Class F Stock)	41,600	11,957
Third Point Reinsurance Ltd. (Bermuda)*	3,991	46,775
Topdanmark A/S (Denmark)*	6,469	154,171
Torchmark Corp.	2,406	148,739
Travelers Cos., Inc. (The)	8,504	1,012,316
Tryg A/S (Denmark)	8,078	144,633
Unipol Gruppo Finanziario SpA (Italy)	38,304	90,196
UnipolSai SpA (Italy)	41,538	62,686
Unum Group	10,442	331,951
Validus Holdings Ltd.	3,384	164,429
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,763	52,475
W.R. Berkley Corp.	3,014	180,599
Willis Towers Watson PLC (United Kingdom)	2,090	259,808
XL Group PLC (Ireland)	7,996	266,347

		26,867,223

Internet & Catalog Retail
ASKUL Corp. (Japan)	4,300	158,975
B2W Cia Digital (Brazil)*	2,800	8,211
COL PCL (Thailand)	7,300	8,569
Ctrip.com International Ltd. (China), ADR*	3,300	135,960
Home Retail Group PLC (United Kingdom)	60,144	123,165
HSN, Inc.	631	30,875

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
JD.com, Inc. (China), ADR*	15,100	$320,573
Lands’ End, Inc.*	1,232	20,229
Liberty Interactive Corp. QVC Group (Class A Stock)*	10,864	275,620
momo.com, Inc. (Taiwan)*	2,000	13,233
Takkt AG (Germany)	2,804	55,078
Vipshop Holdings Ltd. (China), ADR*	11,200	125,104

		1,275,592

Internet Software & Services — 0.5%
21Vianet Group, Inc. (China), ADR*	1,200	12,252
Addcn Technology Co. Ltd. (Taiwan)	1,000	7,355
Alibaba Group Holding Ltd. (China), ADR*(a)	35,900	2,855,127
Alphabet, Inc. (Class A Stock)*	1,525	1,072,883
Alphabet, Inc. (Class C Stock)*	1,491	1,031,921
Autohome, Inc. (China), ADR*	2,200	44,242
Baidu, Inc. (China), ADR*	8,200	1,354,230
Bankrate, Inc.*	2,194	16,411
Bitauto Holdings Ltd. (China), ADR*	2,000	53,920
Blucora, Inc.*	1,983	20,544
carsales.com Ltd. (Australia)	6,253	57,933
Cimpress NV (Netherlands)*	910	84,157
Criteo SA (France), ADR*	1,093	50,191
CROOZ, Inc. (Japan)	2,200	43,076
Dena Co. Ltd. (Japan)	15,700	367,278
eBay, Inc.*	24,849	581,715
Gree, Inc. (Japan)	48,100	272,613
GrubHub, Inc.*	1,594	49,526
IAC/InterActiveCorp.	1,421	80,002
j2 Global, Inc.(a)	998	63,044
Kakaku.com, Inc. (Japan)	2,600	51,661
Liquidity Services, Inc.*	762	5,974
Moneysupermarket.com Group PLC (United Kingdom)	84,279	305,351
NAVER Corp. (South Korea)	375	232,319
NetEase, Inc. (China), ADR	3,700	714,914
NIC, Inc.	1,542	33,831
Renren, Inc. (China), ADR*	9,600	17,184
SINA Corp. (China)*	3,700	191,919
Sohu.com, Inc. (China)*	1,600	60,576
Tencent Holdings Ltd. (China)	116,800	2,679,354
WebMD Health Corp.*(a)	680	39,515
Yahoo! Japan Corp. (Japan)	22,500	99,773
Yandex NV (Russia) (Class A Stock)*	4,300	93,955
YY, Inc. (China), ADR*	2,800	94,836
Zillow Group, Inc. (Class C Stock)*	2,488	90,265

		12,829,847

IT Services — 0.5%
Accenture PLC (Class A Stock)	6,666	755,191
AGTech Holdings Ltd. (Hong Kong)*	64,000	15,416
Alliance Data Systems Corp.*	1,147	224,720
Amadeus IT Holding SA (Spain) (Class A Stock)	6,756	297,662
Amdocs Ltd.	2,807	162,020
Atea ASA (Norway)	10,033	95,609
Atos SE (France)	3,060	252,295
Automatic Data Processing, Inc.	3,505	322,004
Bechtle AG (Germany)	918	96,867

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Blackhawk Network Holdings, Inc.*	965	$32,318
Booz Allen Hamilton Holding Corp.	1,898	56,257
Broadridge Financial Solutions, Inc.	1,960	127,792
CACI International, Inc. (Class A Stock)*	665	60,123
Capgemini SA (France)	3,538	305,305
Cardtronics, Inc.*	1,103	43,910
CGI Group, Inc. (Canada) (Class A Stock)*	6,300	269,126
China ITS Holdings Co. Ltd. (China)*	87,000	7,126
Cielo SA (Brazil)	13,624	143,140
Computershare Ltd. (Australia)	11,922	82,440
Convergys Corp.	3,879	96,975
CoreLogic, Inc.*	1,618	62,261
CSRA, Inc.	2,773	64,971
DH Corp. (Canada)	3,300	82,018
DST Systems, Inc.	709	82,549
DTS Corp. (Japan)	17,800	331,039
Engineering SpA (Italy)*	4,991	365,146
EOH Holdings Ltd. (South Africa)	2,346	22,205
ExlService Holdings, Inc.*	797	41,771
Fidelity National Information Services, Inc.	4,529	333,697
Fiserv, Inc.*	2,331	253,450
Forrester Research, Inc.	1,005	37,044
Fujitsu Ltd. (Japan)	98,000	360,377
Gartner, Inc.*	887	86,403
Genpact Ltd.*	4,035	108,299
Global Payments, Inc.	2,504	178,736
Indra Sistemas SA (Spain)*	6,491	68,972
Information Services International-Dentsu Ltd. (Japan)	1,600	24,998
International Business Machines Corp.	14,749	2,238,603
interXion Holding NV (Netherlands)*	1,993	73,502
Iress Ltd. (Australia)	7,146	58,661
IT Holdings Corp. (Japan)	8,700	200,369
Itochu Techno-Solutions Corp. (Japan)	2,000	43,087
Jack Henry & Associates, Inc.	1,500	130,905
Leidos Holdings, Inc.(a)	2,118	101,389
Luxoft Holding, Inc.*	900	46,818
Matrix IT Ltd. (Israel)	27,129	173,513
MAXIMUS, Inc.	1,520	84,162
NEC Networks & System Integration Corp. (Japan)	2,600	46,031
NET One Systems Co. Ltd. (Japan)	11,300	65,090
NeuStar, Inc. (Class A Stock)*	3,496	82,191
Nihon Unisys Ltd. (Japan)	4,300	53,166
Nomura Research Institute Ltd. (Japan)	2,160	79,219
NS Solutions Corp. (Japan)	2,000	30,824
NTT Data Corp. (Japan)	2,300	108,625
Obic Co. Ltd. (Japan)	1,600	88,074
Otsuka Corp. (Japan)	1,300	60,790
Paychex, Inc.	2,164	128,758
QIWI PLC (Russia), ADR	1,100	14,410
Science Applications International Corp.	1,593	92,952
SCSK Corp. (Japan)	1,600	59,935
SMS Management & Technology Ltd. (Australia)	9,900	12,120
Sonda SA (Chile)	27,411	49,904
Systex Corp. (Taiwan)*	17,000	29,739
Tieto OYJ (Finland)	2,614	71,591
Total System Services, Inc.	2,430	129,057
Vantiv, Inc. (Class A Stock)*	2,837	160,574

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Visa, Inc. (Class A Stock)	24,178	$1,793,282
Vision Values Holdings Ltd. (Hong Kong)*	100,000	4,299
Western Union Co. (The)	8,341	159,980
Wirecard AG (Germany)	3,002	132,226

		12,554,078

Leisure Products — 0.1%
Accell Group (Netherlands)	3,070	63,175
Amer Sports OYJ (Finland)	2,615	71,744
Bandai Namco Holdings, Inc. (Japan)	6,200	160,000
Daikoku Denki Co. Ltd. (Japan)	1,000	14,027
Fields Corp. (Japan)	1,900	23,530
Giant Manufacturing Co. Ltd. (Taiwan)	13,000	81,095
Goodbaby International Holdings Ltd. (China)	66,000	30,478
Hasbro, Inc.	1,969	165,376
Heiwa Corp. (Japan)	13,100	265,708
KMC Kuei Meng International, Inc. (Taiwan)	1,000	3,664
Mars Engineering Corp. (Japan)	9,000	185,944
Mattel, Inc.	6,697	209,549
Sankyo Co. Ltd. (Japan)	1,200	44,992
Sega Sammy Holdings, Inc. (Japan)	8,000	86,161
Shimano, Inc. (Japan)	900	137,608
Sturm Ruger & Co., Inc.	593	37,958
Tomy Co. Ltd. (Japan)	8,900	74,969
Topkey Corp. (Taiwan)	4,000	12,951
Trigano SA (France)	285	16,434
Vista Outdoor, Inc.*	2,166	103,383
Yamaha Corp. (Japan)	4,400	118,595
Zhonglu Co. Ltd. (China) (Class B Stock)*	2,500	5,627

		1,912,968

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	131,828
Charles River Laboratories International, Inc.*	1,197	98,681
CMIC Holdings Co. Ltd. (Japan)	1,200	18,572
EPS Holdings, Inc. (Japan)	3,300	41,460
Eurofins Scientific SE (Luxembourg)	1,357	502,734
Gerresheimer AG (Germany)	7,981	614,791
ICON PLC*	1,600	112,016
Illumina, Inc.*	692	97,143
PAREXEL International Corp.*	1,147	72,123
PerkinElmer, Inc.	2,548	133,566
QIAGEN NV*	7,797	169,915
Tecan Group AG (Switzerland)	2,390	372,809
Thermo Fisher Scientific, Inc.	6,122	904,587
VWR Corp.*	2,974	85,949
Waters Corp.*	1,098	154,434

		3,510,608

Machinery — 0.5%
AGCO Corp.	2,564	120,841
Alfa Laval AB (Sweden)	9,721	153,211
Allison Transmission Holdings, Inc.	5,472	154,475
Amada Holdings Co. Ltd. (Japan)	3,100	31,472
Andritz AG (Austria)	2,035	96,494
Atlas Copco AB (Sweden) (Class A Stock)	9,322	242,112
Atlas Copco AB (Sweden) (Class B Stock)	6,614	156,767
Biesse SpA (Italy)	16,326	205,537

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Bobst Group SA (Switzerland)	1,195	$59,352
Bodycote PLC (United Kingdom)	2,738	18,891
Burckhardt Compression Holding AG (Switzerland)	183	56,678
C Sun Manufacturing Ltd. (Taiwan)	10,000	4,720
CB Industrial Product Holding Bhd (Malaysia)	13,000	6,593
China Conch Venture Holdings Ltd. (China)	160,500	319,161
CLARCOR, Inc.	1,800	109,494
CNH INDUSTRIAL NV (United Kingdom)	32,714	237,297
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	41,059
CSBC Corp. Taiwan (Taiwan)	68,000	32,153
Daiwa Industries Ltd. (Japan)	3,000	25,819
Deere & Co.(a)	5,701	462,009
Donaldson Co., Inc.	3,166	108,784
Dover Corp.	3,849	266,813
Duro Felguera SA (Spain)	14,063	17,250
EVA Precision Industrial Holdings Ltd. (Hong Kong)	144,000	13,882
FANUC Corp. (Japan)	3,700	601,891
Fujitec Co. Ltd. (Japan)	4,000	34,540
G Shank Enterprise Co. Ltd. (Taiwan)	12,529	8,914
Georg Fischer AG (Switzerland)	679	542,798
Glory Ltd. (Japan)	7,600	206,793
Grupo Rotoplas SAB de CV (Mexico)	4,600	8,303
Haitian International Holdings Ltd. (China)	41,000	72,542
Hillenbrand, Inc.	3,468	104,179
HMS Hydraulic Machines & Systems Group PLC (Russia), GDR, RegS	3,719	15,062
Hoshizaki Corp. (Japan)	1,700	166,420
Hsin Yung Chien Co. Ltd. (Taiwan)	3,000	7,636
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)*	7,400	15,558
Illinois Tool Works, Inc.	4,573	476,324
Interpump Group SpA (Italy)	4,970	77,869
Iochpe Maxion SA (Brazil)	2,000	8,542
Kama Co. Ltd. (China) (Class B Stock)*	14,700	19,022
Kardex AG (Switzerland)*	4,218	376,829
Kepler Weber SA (Brazil)	1,500	8,942
King Slide Works Co. Ltd. (Taiwan)	3,000	35,194
Koenig & Bauer AG (Germany)*	2,088	106,304
Kone OYJ (Finland) (Class B Stock)	5,276	243,490
Krones AG (Germany)	800	84,505
Kurita Water Industries Ltd. (Japan)	9,600	214,001
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	8,300	77,996
Makino Milling Machine Co. Ltd. (Japan)	50,000	255,526
Makita Corp. (Japan)	3,300	219,110
MAN SE (Germany)	1,849	188,708
Manitowoc Foodservice, Inc.*	5,239	92,311
Minebea Co. Ltd. (Japan)	25,000	169,848
Mirle Automation Corp. (Taiwan)	6,550	8,583
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	267,000	367,935
Mueller Industries, Inc.	2,628	83,781
Nak Sealing Technologies Corp. (Taiwan)	3,000	7,518
Nitto Kohki Co. Ltd. (Japan)	6,500	138,303
NKT Holding A/S (Denmark)	5,985	302,682
NTN Corp. (Japan)	35,000	94,443
Oiles Corp. (Japan)	5,560	87,575

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
OKUMA Corp. (Japan)	40,000	$262,944
Pfeiffer Vacuum Technology AG (Germany)	5,250	492,782
Proto Labs, Inc.*	599	34,478
QST International Corp. (Taiwan)	1,000	2,377
Rechi Precision Co. Ltd. (Taiwan)	18,360	14,979
Rieter Holding AG (Switzerland)*	662	135,509
Rotork PLC (United Kingdom)	42,472	122,958
San Shing Fastech Corp. (Taiwan)	3,000	5,595
Schindler Holding AG (Switzerland), (XBRN)	546	98,852
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	29,700	25,661
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)*	8,200	6,560
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	14,100	28,708
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)*	80,900	38,589
Shibuya Corp. (Japan)	1,600	26,384
Shin Zu Shing Co. Ltd. (Taiwan)	12,000	39,583
Shinmaywa Industries Ltd. (Japan)	14,000	86,895
Sinmag Equipment Corp. (Taiwan)	2,000	6,660
Sinotruk Hong Kong Ltd. (China)	138,000	59,963
Sintokogio Ltd. (Japan)	9,400	70,380
SKF AB (Sweden) (Class B Stock)	15,349	245,937
SKP Resources Bhd (Malaysia)	18,600	5,360
SMC Corp. (Japan)	1,600	393,642
Snap-on, Inc.	994	156,873
Spirax-Sarco Engineering PLC (United Kingdom)	2,545	127,440
Stanley Black & Decker, Inc.	3,137	348,897
Star Micronics Co. Ltd. (Japan)	7,200	75,931
Syncmold Enterprise Corp. (Taiwan)	16,000	26,392
Tadano Ltd. (Japan)	17,800	148,623
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	13,240	10,003
Toro Co. (The)	1,669	147,206
Toshiba Machine Co. Ltd. (Japan)	10,000	30,249
Tsubakimoto Chain Co. (Japan)	1,000	6,181
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	124	3,621
Vesuvius PLC (United Kingdom)	18,137	69,303
Volvo AB (Sweden) (Class B Stock)	36,643	364,023
Vossloh AG (Germany)*	1,276	78,834
WEG SA (Brazil)	14,420	61,634
Xylem, Inc.(a)	4,395	196,237
Yangzijiang Shipbuilding Holdings Ltd. (China)	427,400	286,660
Yungtay Engineering Co. Ltd. (Taiwan)	36,000	51,020

		12,864,764

Marine
China Shipping Development Co. Ltd. (China) (Class H Stock)	90,000	51,150
Cia Sud Americana de Vapores SA (Chile)*	2,067,293	41,510
Clarkson PLC (United Kingdom)	2,253	66,610
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	193,800	72,164
Grindrod Ltd. (South Africa)	37,592	29,286
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	78,000	183,856
Kuehne & Nagel International AG (Switzerland)	1,022	143,192

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine (continued)
Log-In Logistica Intermodal SA (Brazil)*	1,440	$2,102
Matson, Inc.	667	21,537
MISC Bhd (Malaysia)	68,700	127,124
Qatar Navigation QSC (Qatar)	3,153	76,088
Seaspan Corp. (Hong Kong)	3,000	41,880
Shih Wei Navigation Co. Ltd. (Taiwan)	20,999	6,565
Sincere Navigation Corp. (Taiwan)	37,000	22,285
Sinotrans Shipping Ltd. (China)*	234,000	37,378
SITC International Holdings Co. Ltd. (China)	110,000	57,865
Stolt-Nielsen Ltd. (Norway)	3,470	42,086
Taiwan Navigation Co. Ltd. (Taiwan)	16,000	6,022
Tianjin Tianhai Investment Co. Ltd. (China) (Class B Stock)*^	38,100	20,117
Wilh Wilhelmsen ASA (Norway)	10,038	25,189
Wisdom Marine Lines Co. Ltd. (Taiwan)*	63,912	68,196
Yang Ming Marine Transport Corp. (Taiwan)*	110,000	26,917

		1,169,119

Media — 0.8%
Aimia, Inc. (Canada)	6,900	42,192
APN Outdoor Group Ltd. (Australia)	21,312	110,435
Asatsu-DK, Inc. (Japan)	18,800	444,863
Asian Pay Television Trust (Singapore), UTS	437,500	172,541
Avex Group Holdings, Inc. (Japan)	2,700	30,561
Axel Springer SE (Germany)	1,256	65,945
BEC World PCL (Thailand)	41,300	26,797
Cable One, Inc.	113	57,789
Carmike Cinemas, Inc.*	706	21,265
Caxton and CTP Publishers and Printers Ltd. (South Africa)	14,528	13,413
Charter Communications, Inc. (Class A Stock)*	1,516	346,618
Cheil Worldwide, Inc. (South Korea)	5,198	76,722
Cinemark Holdings, Inc.	2,751	100,301
Cineplex, Inc. (Canada)	2,400	95,818
Cineworld Group PLC (United Kingdom)	12,068	88,034
Cogeco Communications, Inc. (Canada)	1,400	73,470
Comcast Corp. (Class A Stock)	49,248	3,210,477
Corus Entertainment, Inc. (Canada) (Class B Stock)	6,700	69,077
CyberAgent, Inc. (Japan)	1,000	60,531
Cyfrowy Polsat SA (Poland)*	20,645	115,497
Daiichikosho Co. Ltd. (Japan)	1,000	41,922
Dentsu, Inc. (Japan)	6,700	314,068
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	88,658
Discovery Communications, Inc. (Class C Stock)*	5,137	122,517
DISH Network Corp. (Class A Stock)*	4,335	227,154
Eutelsat Communications SA (France)	5,075	95,792
Fuji Media Holdings, Inc. (Japan)	5,700	64,091
Gannett Co., Inc.	4,974	68,691
Grupo Televisa SAB (Mexico), ADR	11,340	295,294
Hakuhodo DY Holdings, Inc. (Japan)	6,000	71,915
Havas SA (France)	5,240	40,415
IMAX China Holding, Inc. (Hong Kong), 144A*	1,800	8,884
Informa PLC (United Kingdom)	64,624	630,174

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
IPSOS (France)	15,458	$439,978
JCDecaux SA (France)	2,493	84,056
John Wiley & Sons, Inc. (Class A Stock)	2,291	119,544
Kinepolis Group NV (Belgium)	2,015	90,090
Lagardere SCA (France)	4,824	104,932
Liberty Braves Group (Class A Stock)*	655	9,851
Liberty Broadband Corp. (Class A Stock)*	916	54,410
Liberty Broadband Corp. (Class C Stock)*	1,833	109,980
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,441	70,935
Liberty Global PLC (United Kingdom) (Class C Stock)*	8,984	257,392
Liberty Global PLC LiLAC (United Kingdom)*	1,120	36,389
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	304	9,807
Liberty Media Group (Class A Stock)*	1,638	31,351
Liberty SiriusXM Group (Class A Stock)*	5,388	168,968
Liberty SiriusXM Group (Class C Stock)*	5,270	162,685
Madison Square Garden Co. (The) (Class A Stock)*	432	74,524
Major Cineplex Group PCL (Thailand)	21,900	20,566
Media General, Inc.*	3,026	52,017
Mediaset Espana Comunicacion SA (Spain)	1,798	20,297
Mediaset SpA (Italy)	118,793	415,427
Megacable Holdings SAB de CV (Mexico), UTS	25,100	101,869
Meredith Corp.	1,303	67,639
Metropole Television SA (France)	5,184	86,189
MSG Networks, Inc. (Class A Stock)*	5,409	82,974
Multiplus SA (Brazil)	200	2,200
Naspers Ltd. (South Africa) (Class N Stock)	5,416	826,997
News Corp. (Class A Stock)	16,635	188,807
Nippon Television Holdings, Inc. (Japan)	2,600	42,927
NOS SGPS SA (Portugal)	16,185	97,947
Omnicom Group, Inc.	4,083	332,724
Pearson PLC (United Kingdom)	29,399	382,428
Plan B Media PCL (Thailand) (Class F Stock)	22,500	3,394
Publicis Groupe SA (France)(g)	6,126	409,846
Quebecor, Inc. (Canada) (Class B Stock)	3,400	97,425
REA Group Ltd. (Australia)	1,518	68,125
RELX NV (United Kingdom)	9,918	171,588
RELX PLC (United Kingdom)	11,955	220,146
Scholastic Corp.	1,134	44,918
Scripps Networks Interactive, Inc. (Class A Stock)	3,434	213,835
Septeni Holdings Co. Ltd. (Japan)	2,600	95,230
SES SA (Luxembourg)	10,850	232,273
Shaw Communications, Inc. (Canada) (Class B Stock)	8,100	155,486
Singapore Press Holdings Ltd. (Singapore)	46,600	137,320
SKY Perfect JSAT Holdings, Inc. (Japan)	22,400	103,614
Sky PLC (United Kingdom)	12,346	140,294
Smiles SA (Brazil)	1,000	14,936
Star Media Group Bhd (Malaysia)	33,100	21,429
Stroeer SE & Co. KGaA (Germany)(a)	2,699	124,152
Surya Citra Media Tbk PT (Indonesia)	104,900	26,360
Television Broadcasts Ltd. (Hong Kong)	31,900	109,496
Thomson Reuters Corp.	5,400	218,474

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Time Warner, Inc.	18,731	$1,377,478
Time, Inc.	6,389	105,163
Toei Co. Ltd. (Japan)	7,000	65,819
Toho Co. Ltd. (Japan)	5,600	155,072
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	13,526
TV Asahi Holdings Corp. (Japan)	2,200	35,823
Twenty-First Century Fox, Inc. (Class A Stock)	21,262	575,137
VGI Global Media PCL (Thailand)	95,400	16,289
Viacom, Inc. (Class B Stock)	3,604	149,458
Visi Media Asia Tbk PT (Indonesia)*	386,800	9,168
Vivendi SA (France)	34,867	652,320
Walt Disney Co. (The)	26,196	2,562,493
Wolters Kluwer NV (Netherlands)	5,140	208,126
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	44,845
Workpoint Entertainment PCL (Thailand)	7,600	8,651

		20,425,530

Metals & Mining — 0.5%
Acacia Mining PLC (United Kingdom)	19,988	120,368
Agnico Eagle Mines Ltd. (Canada)	4,338	232,152
Aichi Steel Corp. (Japan)	11,000	48,824
Alamos Gold, Inc. (Canada) (Class A Stock)	14,621	125,732
Alrosa PJSC (Russia)	100,200	108,606
Alumetal SA (Poland)	849	11,944
AMAG Austria Metall AG (Austria), 144A	1,807	59,658
Aneka Tambang Persero Tbk PT (Indonesia)*	481,900	26,588
AngloGold Ashanti Ltd. (South Africa), ADR*	16,327	294,866
APERAM SA (Luxembourg)	11,230	393,109
ArcelorMittal South Africa Ltd. (South Africa)*	42,871	24,492
Asahi Holdings, Inc. (Japan)	6,600	95,612
Asia Resources Holdings Ltd. (Hong Kong)*	380,000	12,799
Atlas Consolidated Mining & Development Corp. (Philippines)*	76,000	7,108
Aurubis AG (Germany)	6,895	313,536
B2Gold Corp. (Canada)*	39,400	98,809
Barrick Gold Corp. (Canada)	22,500	480,320
Bekaert SA (Belgium)	10,787	469,885
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)	28,300	8,945
BlueScope Steel Ltd. (Australia)	2,955	14,277
Boryszew SA (Poland)	11,387	15,987
Centerra Gold, Inc. (Canada)	8,800	52,448
China Hanking Holdings Ltd. (China)*	39,000	3,890
China Metal Products (Taiwan)	38,220	45,510
China Metal Resources Utilization Ltd. (China), 144A*	24,000	9,586
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	1,056,000	33,513
China Steel Corp. (Taiwan)	1,055,013	687,421
Chinalco Mining Corp. International (China)*	44,000	5,474
Chung Hung Steel Corp. (Taiwan)*	54,000	9,238
Cia de Minas Buenaventura SAA (Peru), ADR*	15,300	182,835
Cia Minera Milpo SAA (Peru)	43,845	28,540
Da Ming International Holdings Ltd. (China)*	66,000	22,459
Detour Gold Corp. (Canada)*	3,900	97,564

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Eldorado Gold Corp. (Canada)	51,400	$231,150
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	89,516	126,629
Feng Hsin Steel Co. Ltd. (Taiwan)	45,000	56,887
Franco-Nevada Corp. (Canada)	1,600	121,664
G J Steel Pcl (Thailand)*	526,770	3,298
Gerdau SA (Brazil)	5,900	7,788
Gerdau SA (Brazil), ADR	11,600	21,112
Gloria Material Technology Corp. (Taiwan)	52,000	26,732
Gold Fields Ltd. (South Africa), ADR	21,307	104,404
Goldcorp, Inc. (Canada)	33,000	631,418
Granges AB (Sweden)	15,028	130,905
Grupa Kety SA (Poland)	543	43,966
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	5,900	14,730
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	30,195	109,004
Hengshi Mining Investments Ltd. (China)*	31,000	8,983
Hsin Kuang Steel Co. Ltd. (Taiwan)	21,000	9,931
Industrias CH SAB de CV (Mexico) (Class B Stock)*^	7,500	24,679
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	86,200	75,157
Kinross Gold Corp. (Canada)*	38,300	187,950
Magnitogorsk Iron & Steel OJSC (Russia), GDR, RegS	5,123	25,022
Magnitogorsk Iron & Steel Works OJSC (Russia)	35,400	13,304
Maruichi Steel Tube Ltd. (Japan)	6,300	220,186
Merafe Resources Ltd. (South Africa)	227,343	15,127
Minera Frisco SAB de CV (Mexico) (Class A1 Stock)*	5,000	3,380
Minsur SA (Peru)*	100,881	36,209
MMC Norilsk Nickel PJSC (Russia), ADR	27,710	365,202
Newcrest Mining Ltd. (Australia)*	23,847	413,313
Newmont Mining Corp.	12,706	497,059
Nippon Denko Co. Ltd. (Japan)	44,900	68,652
Nisshin Steel Co. Ltd. (Japan)	13,500	173,092
Nittetsu Mining Co. Ltd. (Japan)	22,000	71,303
Nord Gold NV (Russia), GDR	2,625	8,794
Northern Star Resources Ltd. (Australia)	22,398	82,919
Novolipetsk Steel PJSC (Russia), GDR	6,901	89,713
OZ Minerals Ltd. (Australia)	120,149	515,612
Pan African Resources PLC (United Kingdom)	108,685	27,673
Pan American Silver Corp. (Canada)	14,400	237,186
Paranapanema SA (Brazil)	11,200	5,753
Petra Diamonds Ltd. (South Africa)	240,216	370,735
Philex Mining Corp. (Philippines)*	159,100	28,639
Polymetal International PLC (Russia)	8,309	116,440
Randgold Resources Ltd. (United Kingdom)	29	3,254
Randgold Resources Ltd. (United Kingdom), ADR	2,375	266,095
Regis Resources Ltd. (Australia)	87,227	223,491
Royal Bafokeng Platinum Ltd. (South Africa)*	9,669	29,017
Royal Gold, Inc.	2,089	150,450
Sandfire Resources NL (Australia)	56,995	226,719
Severstal PAO (Russia), GDR, RegS	9,030	99,054
Sibanye Gold Ltd. (South Africa), ADR	5,097	69,421

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Silver Wheaton Corp. (Canada)	9,200	$216,550
Sociedad Minera Cerro Verde SAA (Peru)*	1,434	26,558
St Barbara Ltd. (Australia)*	75,676	166,699
Stalprodukt SA (Poland)	156	12,436
STP & I PCL (Thailand)	52,390	14,973
TA Chen Stainless Pipe Co. Ltd. (Taiwan)	62,172	31,321
Thye Ming Industrial Co. Ltd. (Taiwan)	8,000	7,501
Ton Yi Industrial Corp. (Taiwan)	55,000	24,567
Toyo Kohan Co. Ltd. (Japan)	5,000	11,932
Tubacex SA (Spain)	6,900	16,922
Tung Ho Steel Enterprise Corp. (Taiwan)	81,000	48,033
United Co. RUSAL PLC (Russia)	144,000	43,096
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	10,900	17,000
voestalpine AG (Austria)	4,754	159,998
Yamana Gold, Inc. (Canada)	81,385	423,319
Yamato Kogyo Co. Ltd. (Japan)	4,100	93,064
YC INOX Co. Ltd. (Taiwan)	29,000	21,009
Yieh Phui Enterprise Co. Ltd. (Taiwan)	199,705	49,135
Yodogawa Steel Works Ltd. (Japan)	8,500	207,295
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	131,500	139,850

		12,262,554

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	22,500	14,597
Big Lots, Inc.(g)	1,219	61,084
Can Do Co. Ltd. (Japan)	2,100	33,481
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,500	272,360
Dillard’s, Inc. (Class A Stock)	1,040	63,024
Dollar General Corp.	6,043	568,042
Dollar Tree, Inc.*	3,494	329,275
Dollarama, Inc. (Canada)	2,400	167,561
Don Quijote Holdings Co. Ltd. (Japan)	2,400	89,191
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	17,250	182,515
Europris ASA (Norway), 144A*(g)	14,039	60,293
Golden Eagle Retail Group Ltd. (China)	44,000	49,069
Grupo Famsa SAB de CV (Mexico) (Class A Stock)*	15,700	6,097
Grupo Sanborns SAB de CV (Mexico)	21,400	28,654
H2O Retailing Corp. (Japan)	6,500	87,765
Harvey Norman Holdings Ltd. (Australia)	22,895	79,665
Hyundai Department Store Co. Ltd. (South Korea)	1,052	118,351
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,400	137,072
Izumi Co. Ltd. (Japan)	2,200	85,704
J Front Retailing Co. Ltd. (Japan)	12,700	131,678
Kohl’s Corp.(a)	7,017	266,085
Lojas Renner SA (Brazil)	7,700	56,978
Lotte Shopping Co. Ltd. (South Korea)	1,319	233,308
Macy’s, Inc.	8,009	269,182
Marisa Lojas SA (Brazil)*	610	1,375
Marks & Spencer Group PLC (United Kingdom)	52,138	223,283
Mitra Adiperkasa Tbk PT (Indonesia)*	14,800	4,665
Next PLC (United Kingdom)	1,385	91,516
Nordstrom, Inc.(a)	2,376	90,407
Parkson Holdings Bhd (Malaysia)*	63,768	12,812

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail (continued)
Parkson Retail Group Ltd. (China)	241,000	$21,266
Poya International Co. Ltd. (Taiwan)	1,000	11,152
Ramayana Lestari Sentosa Tbk PT (Indonesia)	88,600	7,190
Ripley Corp. SA (Chile)	111,147	55,248
Robinson Department Store PCL (Thailand)	24,500	47,236
Ryohin Keikaku Co. Ltd. (Japan)	300	73,109
SACI Falabella (Chile)	37,177	282,980
Springland International Holdings Ltd. (China)	211,000	27,337
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	25,493
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	6,272
Takashimaya Co. Ltd. (Japan)	30,000	214,876
Target Corp.	11,356	792,876

		5,380,124

Multi-Utilities — 0.3%
A2A SpA (Italy)	51,778	67,895
ACEA SpA (Italy)	7,862	95,363
AGL Energy Ltd. (Australia)	21,603	313,743
Ameren Corp.	5,875	314,783
Atco Ltd. (Canada) (Class I Stock)	3,000	105,236
Avista Corp.	3,703	165,894
Black Hills Corp.	1,279	80,628
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	104,298
CenterPoint Energy, Inc.	6,219	149,256
Centrica PLC (United Kingdom)	76,877	232,477
CMS Energy Corp.	4,240	194,446
Consolidated Edison, Inc.	5,739	461,645
Dominion Resources, Inc.(a)	5,818	453,397
DTE Energy Co.	2,936	291,016
Engie SA (France)	65,108	1,045,422
Hera SpA (Italy)	26,146	71,363
Iren SpA (Italy)	201,890	311,190
National Grid PLC (United Kingdom)	57,801	849,987
NiSource, Inc.	5,654	149,944
NorthWestern Corp.	1,674	105,579
Public Service Enterprise Group, Inc.	9,486	442,142
Qatar Electricity & Water Co. QSC (Qatar)	1,225	69,997
SCANA Corp.	4,647	351,592
Sempra Energy	3,410	388,808
Suez (France)	9,115	142,172
TECO Energy, Inc.	6,019	166,365
Unitil Corp.	1,234	52,655
Vectren Corp.	2,294	120,825
Veolia Environnement SA (France)	10,374	224,024
WEC Energy Group, Inc.	4,291	280,202
YTL Corp. Bhd (Malaysia)	382,500	158,758
YTL Power International Bhd (Malaysia)	315,265	110,263

		8,071,365

Oil, Gas & Consumable Fuels — 1.0%
AAG Energy Holdings Ltd. (Hong Kong), 144A*	60,000	8,663
Agritrade Resources Ltd. (Hong Kong)	45,000	8,839
AltaGas Ltd. (Canada)	3,600	87,496
Bashneft PAO (Russia)*	1,246	57,024
Beach Energy Ltd. (Australia)	44,036	20,492

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Benakat Integra Tbk PT (Indonesia)*	1,812,900	$6,877
Cabot Oil & Gas Corp.	3,821	98,353
Caltex Australia Ltd. (Australia)	4,630	111,629
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,147,200	1,551,608
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	276,000	513,333
Cosan SA Industria e Comercio (Brazil)	2,600	26,945
Det Norske Oljeselskap ASA (Norway)*	6,369	77,630
Enbridge, Inc. (Canada)	6,200	262,646
Energy Absolute PCL (Thailand)	59,200	35,884
Energy Earth PCL (Thailand)	105,000	14,044
Eni SpA (Italy)	66,596	1,072,678
EQT Corp.	1,400	108,402
Exillon Energy PLC (Russia)*	6,074	7,864
Exxon Mobil Corp.	38,741	3,631,581
Formosa Petrochemical Corp. (Taiwan)	66,000	179,951
Gazprom Neft PJSC (Russia), ADR	6,456	82,895
Gazprom PAO (Russia), ADR	578,060	2,503,000
Grupa Lotos SA (Poland)*	13,439	103,958
Idemitsu Kosan Co. Ltd. (Japan)	14,400	312,625
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)*	229,600	172,430
JX Holdings, Inc. (Japan)	122,500	478,157
Koninklijke Vopak NV (Netherlands)	1,755	87,363
Lubelski Wegiel Bogdanka SA (Poland)	583	5,341
Lukoil PJSC (Russia), ADR	48,300	2,002,035
Magnum Hunter Resources Corp.*(g)	23,396	304,148
Memorial Resource Development Corp.*	2,362	37,509
MOL Hungarian Oil & Gas PLC (Hungary)	7,581	438,872
Neste OYJ (Finland)	3,091	110,840
Newocean Energy Holdings Ltd. (Hong Kong)	170,000	55,829
Novatek OJSC (Russia), GDR, RegS	2,314	235,868
OMV AG (Austria)	6,335	178,082
Parkland Fuel Corp. (Canada)	3,300	57,446
PetroChina Co. Ltd. (China) (Class H Stock)	1,382,000	952,527
Petron Corp. (Philippines)	212,200	50,422
Petronas Dagangan Bhd (Malaysia)	5,600	32,504
Peyto Exploration & Development Corp. (Canada)	2,900	77,845
Philex Petroleum Corp. (Philippines)*	14,144	1,243
Polski Koncern Naftowy Orlen SA (Poland)*	25,372	445,672
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	146,277	208,538
Qatar Gas Transport Co. Ltd. (Qatar)	6,143	38,875
QGEP Participacoes SA (Brazil)	6,900	9,623
Range Resources Corp.	2,419	104,356
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	104,265	2,860,045
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)(a)	4,201	115,382
Saras SpA (Italy)(a)	52,902	91,950
Semirara Mining and Power Corp. (Philippines)	16,540	44,137
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)	13,800	16,877
Ship Finance International Ltd. (Norway)(a)	2,230	32,870
Showa Shell Sekiyu KK (Japan)	22,500	210,007
Sinopec Kantons Holdings Ltd. (China)	88,000	45,483

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
SK Gas Ltd. (South Korea)	1,019	$76,651
Soco International PLC (United Kingdom)	26,591	50,580
Sona Petroleum Bhd (Malaysia)*	42,300	4,774
Southwestern Energy Co.*	8,548	107,534
Spectra Energy Corp.	6,006	220,000
Statoil ASA (Norway)	22,250	384,446
Sugih Energy Tbk PT (Indonesia)*	660,500	16,004
Surgutneftegas OJSC (Russia), ADR	86,680	444,668
Thai Oil PCL (Thailand)	63,000	107,570
TonenGeneral Sekiyu KK (Japan)	11,000	100,205
TOTAL SA (France)	60,136	2,883,896
TransCanada Corp. (Canada)	7,600	343,896
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,133	91,752
Ultrapar Participacoes SA (Brazil)	3,700	81,779
United Energy Group Ltd. (Hong Kong)*	600,000	25,741
United Tractors Tbk PT (Indonesia)	79,000	89,133
Washington H Soul Pattinson & Co. Ltd. (Australia)	11,784	149,766
World Fuel Services Corp.	1,203	57,130

		25,622,218

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	36,587	117,864
Chung Hwa Pulp Corp. (Taiwan)	83,838	24,789
Clearwater Paper Corp.*	932	60,925
Duratex SA (Brazil)	4,290	11,338
Evergreen Fibreboard Bhd (Malaysia)	68,900	18,170
Fibria Celulose SA (Brazil)	4,400	29,586
Fibria Celulose SA (Brazil), ADR	1,300	8,788
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	103,176
Holmen AB (Sweden) (Class B Stock)	4,100	131,515
Jaya Tiasa Holdings Bhd (Malaysia)	77,400	22,184
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	161,000	120,279
Long Chen Paper Co. Ltd. (Taiwan)	83,000	41,207
Miquel y Costas & Miquel SA (Spain)	1,792	71,043
Mondi Ltd. (South Africa)	8,824	160,639
Nippon Paper Industries Co. Ltd. (Japan)	11,100	193,820
Oji Holdings Corp. (Japan)	43,000	165,077
Sappi Ltd. (South Africa)*	23,462	109,226
Schweitzer-Mauduit International, Inc.	1,485	52,391
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	46,200	35,300
Ta Ann Holdings Bhd (Malaysia)	25,080	20,529
Taiwan Pulp & Paper Corp. (Taiwan)*	29,000	9,684
WTK Holdings Bhd (Malaysia)	54,000	14,244
YFY, Inc. (Taiwan)	201,000	60,720

		1,582,494

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	388	146,272
Beiersdorf AG (Germany)	1,385	131,125
Ci:z Holdings Co. Ltd. (Japan)	2,000	43,880
Edgewell Personal Care Co.	1,090	92,007
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	12,060	14,021
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,389	308,467
Fancl Corp. (Japan)	11,900	164,885

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products (continued)
G&E Herbal Biotechnology Co. Ltd. (Taiwan)	2,000	$7,177
Hengan International Group Co. Ltd. (China)	36,000	301,526
Hypermarcas SA (Brazil)	4,800	34,741
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	358,600	13,717
Kao Corp. (Japan)	5,600	326,156
Karex Bhd (Malaysia)	30,700	18,397
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,600	71,051
Kose Corp. (Japan)	300	25,422
LG Household & Health Care Ltd. (South Korea)	128	124,999
L’Oreal SA (France)	3,138	600,783
Mandom Corp. (Japan)	1,500	69,035
Microbio Co. Ltd. (Taiwan)*	48,886	36,616
Natura Cosmeticos SA (Brazil)	1,800	14,283
Oriflame Holding AG (Switzerland)*	1,804	46,008
Pola Orbis Holdings, Inc. (Japan)	600	56,466
Real Nutriceutical Group Ltd. (Hong Kong)	273,000	26,032
Shiseido Co. Ltd. (Japan)	4,700	122,471
Unilever NV (United Kingdom), CVA	21,847	1,016,100
Unilever PLC (United Kingdom)	16,839	806,847
Unilever PLC (United Kingdom), ADR	15,337	734,796

		5,353,280

Pharmaceuticals — 1.5%
Adcock Ingram Holdings Ltd. (South Africa)	4,218	12,684
Allergan PLC*	5,263	1,216,227
Ascendis Health Ltd. (South Africa)	1,197	1,951
Aspen Pharmacare Holdings Ltd. (South Africa)*	6,651	164,074
Astellas Pharma, Inc. (Japan)	46,900	735,502
AstraZeneca PLC (United Kingdom)	17,226	1,029,836
AstraZeneca PLC (United Kingdom), ADR	15,884	479,538
Bayer AG (Germany)	15,294	1,536,058
Bristol-Myers Squibb Co.	15,076	1,108,840
Catalent, Inc.*	2,160	49,658
Center Laboratories, Inc. (Taiwan)*	10,300	21,464
China Animal Healthcare Ltd. (China)*^	24,000	4,014
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	29,000	16,568
China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)*	40,000	7,151
China Medical System Holdings Ltd. (China).	57,000	87,360
China Shineway Pharmaceutical Group Ltd. (China)	32,000	35,218
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	71,276
Consun Pharmaceutical Group Ltd. (China)	42,000	21,547
CSPC Pharmaceutical Group Ltd. (China)	116,000	103,642
Daiichi Sankyo Co. Ltd. (Japan)	17,000	413,017
Daito Pharmaceutical Co. Ltd. (Japan)	1,880	51,642
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	32,000	24,555
Eisai Co. Ltd. (Japan)	2,800	156,341
Eli Lilly & Co.	11,251	886,016
Formosa Laboratories, Inc. (Taiwan)	5,000	16,761
Galenica AG (Switzerland)	70	94,366
GlaxoSmithKline PLC (United Kingdom), ADR	25,579	1,108,594

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	10,000	$23,725
H. Lundbeck A/S (Denmark)*	1,702	63,803
Hanmi Science Co. Ltd. (South Korea)	521	70,048
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	86,492
Indivior PLC (United Kingdom)	8,690	29,240
Johnson & Johnson	39,067	4,738,827
Kalbe Farma Tbk PT (Indonesia)	464,400	54,044
Kissei Pharmaceutical Co. Ltd. (Japan)	8,200	164,516
KYORIN Holdings, Inc. (Japan)	4,200	82,357
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,000	85,279
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	3,100	14,021
Luye Pharma Group Ltd. (China)*	82,000	50,490
Meda AB (Sweden) (Class A Stock)	4,598	83,377
Medicines Co. (The)*	653	21,960
Mega Lifesciences PCL (Thailand)	21,900	10,345
Merck & Co., Inc.	48,598	2,799,731
Merck KGaA (Germany)	8,012	814,367
Mitsubishi Tanabe Pharma Corp. (Japan)	5,900	106,602
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,900	59,261
Nippon Shinyaku Co. Ltd. (Japan)	2,000	104,873
Novartis AG (Switzerland)	59,255	4,890,822
Novo Nordisk A/S (Denmark) (Class B Stock)	20,901	1,125,579
Oneness Biotech Co. Ltd. (Taiwan)	6,000	5,620
Ono Pharmaceutical Co. Ltd. (Japan)	4,500	196,025
Orion OYJ (Finland) (Class B Stock)	1,945	75,524
Otsuka Holdings Co. Ltd. (Japan)	14,600	672,810
Perrigo Co. PLC	3,534	320,428
Pfizer, Inc.	122,860	4,325,901
Pharmstandard PJSC (Russia), GDR, RegS*	4,627	17,166
Phytohealth Corp. (Taiwan)*	13,000	14,744
Prestige Brands Holdings, Inc.*	1,287	71,300
Recordati SpA (Italy)	21,373	642,891
Richter Gedeon Nyrt (Hungary)	9,575	190,448
Roche Holding AG (Switzerland)	8,780	2,316,865
Rohto Pharmaceutical Co. Ltd. (Japan)	3,800	57,913
Sanofi (France)	29,587	2,458,179
Santen Pharmaceutical Co. Ltd. (Japan)	7,000	110,020
Sawai Pharmaceutical Co. Ltd. (Japan)	1,800	139,534
SCI Pharmtech, Inc. (Taiwan)	2,000	6,053
ScinoPharm Taiwan Ltd. (Taiwan)	11,120	15,169
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. (China) (Class H Stock)	38,000	57,739
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	8,000	7,488
Shionogi & Co. Ltd. (Japan)	4,400	240,531
Sino Biopharmaceutical Ltd. (Hong Kong)	157,000	103,043
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	5,000	4,199
SSY Group Ltd. (Hong Kong)	166,000	53,761
Stada Arzneimittel AG (Germany)	12,283	636,596
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)*	4,000	4,220
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	7,500	129,996
Synmosa Biopharma Corp. (Taiwan)(g)	7,000	7,309

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,000	$210,460
Takeda Pharmaceutical Co. Ltd. (Japan)	12,600	543,415
Teva Pharmaceutical Industries Ltd. (Israel), ADR	26,706	1,341,442
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	6,900	5,175
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	39,000	64,764
Towa Pharmaceutical Co. Ltd. (Japan)	900	46,996
Tsumura & Co. (Japan)	4,100	111,207
TTY Biopharm Co. Ltd. (Taiwan)	7,000	24,855
TWi Pharmaceuticals, Inc. (Taiwan)*	5,000	21,319
UCB SA (Belgium)	2,434	182,763
YungShin Global Holding Corp. (Taiwan)	19,400	28,572
Zoetis, Inc.	4,312	204,648

		40,600,747

Professional Services — 0.1%
51job, Inc. (China), ADR*	1,200	35,172
Adcorp Holdings Ltd. (South Africa)	4,904	6,223
Advisory Board Co. (The)*	1,090	38,575
Benefit One, Inc. (Japan)	800	23,955
Bureau Veritas SA (France)	5,483	115,116
Capita PLC (United Kingdom)	12,421	160,052
DKSH Holding AG (Switzerland)	1,058	69,307
Equifax, Inc.	1,322	169,745
Experian PLC (Ireland)	13,741	260,697
FTI Consulting, Inc.*	1,977	80,424
Huron Consulting Group, Inc.*	369	22,295
IHS, Inc. (Class A Stock)*	1,249	144,397
Intertek Group PLC (United Kingdom)	3,657	170,393
McMillan Shakespeare Ltd. (Australia)	2,868	29,535
Meitec Corp. (Japan)	1,000	33,991
Nielsen Holdings PLC	5,925	307,922
Recruit Holdings Co. Ltd. (Japan)	7,200	263,046
Robert Half International, Inc.	3,063	116,884
RPX Corp.*	2,808	25,749
SGS SA (Switzerland)	58	132,864
Sporton International, Inc. (Taiwan)	2,000	10,364
Stantec, Inc. (Canada)	3,500	84,876
Synergie SA (France)	6,044	172,931
Teleperformance (France)	1,940	165,254
Temp Holdings Co. Ltd. (Japan)	4,300	74,503
Verisk Analytics, Inc.*	861	69,810
Weathernews, Inc. (Japan)	1,400	49,270
Zhaopin Ltd. (China), ADR*	800	11,624

		2,844,974

Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	4,917	174,652
Activia Properties, Inc. (Japan)	29	153,277
Advance Residence Investment Corp. (Japan)	39	104,518
AEON REIT Investment Corp. (Japan), REIT	55	62,839
AG Mortgage Investment Trust, Inc.	3,230	46,641
Alexandria Real Estate Equities, Inc.	5,920	612,838
Allied Properties Real Estate Investment Trust (Canada)	2,700	80,836

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Altisource Residential Corp.	2,463	$22,635
American Assets Trust, Inc.	1,073	45,538
American Campus Communities, Inc.	11,677	617,363
American Capital Agency Corp.	20,397	404,269
American Capital Mortgage Investment Corp.	7,191	113,546
American Homes 4 Rent (Class A Stock)	16,322	334,275
American Tower Corp.	2,124	241,308
Annaly Capital Management, Inc.	45,322	501,715
Apartment Investment & Management Co. (Class A Stock)	8,365	369,398
Apollo Commercial Real Estate Finance, Inc.	6,105	98,107
Apple Hospitality REIT, Inc.	7,911	148,806
Argosy Property Ltd. (New Zealand)	70,951	58,056
ARMOUR Residential REIT, Inc.	4,702	94,040
Arrowhead Properties Ltd. (South Africa)	53,163	29,599
Artis Real Estate Investment Trust (Canada)	13,900	145,246
Ascendas Real Estate Investment Trust (Singapore)	200,700	371,440
Asesor de Activos Prisma SAPI de CV (Mexico)*	18,400	13,667
Ashford Hospitality Prime, Inc.	1,406	19,881
Ashford Hospitality Trust, Inc.	4,263	22,892
AvalonBay Communities, Inc.	9,111	1,643,533
Axis Real Estate Investment Trust (Malaysia)	41,300	17,415
Befimmo SA (Belgium)	8,391	540,089
Beni Stabili SpA (Italy)*	136,708	84,623
Big Yellow Group PLC (United Kingdom)	7,771	80,920
Blackstone Mortgage Trust, Inc. (Class A Stock)	2,623	72,578
Boardwalk Real Estate Investment Trust (Canada)(a)	4,200	187,122
Boston Properties, Inc.	9,624	1,269,406
Brandywine Realty Trust	9,059	152,191
British Land Co. PLC (The) (United Kingdom)	89,155	723,879
Brixmor Property Group, Inc.	853	22,570
BWP Trust (Australia)	26,789	73,208
Cambridge Industrial Trust (Singapore)	31,000	12,678
Camden Property Trust	6,085	538,036
Canadian Apartment Properties REIT (Canada)	6,400	164,266
Canadian Real Estate Investment Trust (Canada)	4,200	157,018
CapitaLand Commercial Trust (Singapore)	254,400	279,809
Capitaland Malaysia Mall Trust (Malaysia)	48,900	18,821
CapitaLand Mall Trust (Singapore)	245,100	389,715
Capstead Mortgage Corp.	9,568	92,810
Care Capital Properties, Inc.	9,065	237,594
Cathay No. 1 REIT (Taiwan)	86,000	44,867
CBL & Associates Properties, Inc.	8,209	76,426
Cedar Realty Trust, Inc.	3,891	28,910
Champion REIT (Hong Kong)	730,000	413,526
Charter Hall Group (Australia)	7,930	30,212
Charter Hall Retail REIT (Australia)	43,788	156,510
Chesapeake Lodging Trust	1,952	45,384
Chimera Investment Corp.	13,401	210,396
Cofinimmo SA (Belgium)	2,049	240,877

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Colony Capital, Inc. (Class A Stock)	7,995	$122,723
Colony Starwood Homes(a)	6,874	209,107
Columbia Property Trust, Inc.	13,793	295,170
Cominar Real Estate Investment Trust (Canada)	10,100	131,649
Concentradora Fibra Danhos SA de CV (Mexico)	48,000	87,165
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)*	33,600	26,115
Concentradora Hipotecaria SAPI de CV (Mexico)	16,900	23,267
Corporate Office Properties Trust	10,164	300,549
Corrections Corp. of America	3,233	113,220
Cousins Properties, Inc.	11,293	117,447
Crown Castle International Corp.	1,927	195,456
CubeSmart	9,304	287,308
CYS Investments, Inc.	9,221	77,180
Daiwa House Residential Investment Corp. (Japan)	27	73,234
Daiwa Office Investment Corp. (Japan)	28	165,811
DCT Industrial Trust, Inc.	4,691	225,356
DDR Corp.	16,248	294,739
Derwent London PLC (United Kingdom), REIT	18,579	648,179
Dexus Property Group (Australia)	80,216	544,320
DiamondRock Hospitality Co.	11,040	99,691
Digital Realty Trust, Inc.	9,044	985,706
Douglas Emmett, Inc.	7,576	269,100
Dream Office Real Estate Investment Trust (Canada)	7,600	109,298
Duke Realty Corp.	18,162	484,199
DuPont Fabros Technology, Inc.	5,721	271,976
EastGroup Properties, Inc.	1,793	123,574
Education Realty Trust, Inc.	3,546	163,612
Emira Property Fund Ltd. (South Africa)	26,569	24,426
Emirates REIT (Ceic) Ltd. (United Arab Emirates)	35,221	40,645
EPR Properties	1,088	87,780
Equinix, Inc.	362	140,358
Equity Commonwealth*	9,956	290,018
Equity LifeStyle Properties, Inc.	6,196	495,990
Equity One, Inc.	5,046	162,380
Equity Residential	28,883	1,989,461
Essex Property Trust, Inc.	4,224	963,452
Eurocommercial Properties NV (Netherlands), CVA	5,021	213,829
Extra Space Storage, Inc.	7,583	701,731
Federal Realty Investment Trust	4,564	755,570
FelCor Lodging Trust, Inc.	7,068	44,034
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	12,900	12,136
Fibra Uno Administracion SA de CV (Mexico)	150,900	321,484
First Industrial Realty Trust, Inc.	6,148	171,037
First Potomac Realty Trust	2,943	27,076
Fonciere des Regions (France)	4,261	376,615
Forest City Realty Trust, Inc. (Class A Stock)	15,143	337,840
Fortune Real Estate Investment Trust (Hong Kong)	210,000	250,941

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Four Corners Property Trust, Inc.	1,296	$26,685
Franklin Street Properties Corp.	4,980	61,105
Frasers Commercial Trust (Singapore)	12,000	11,380
Frontier Real Estate Investment Corp. (Japan)	44	228,461
Fukuoka REIT Corp. (Japan)	37	73,204
GDI Property Group (Australia)	42,530	28,071
Gecina SA (France)	3,157	427,612
General Growth Properties, Inc.	37,137	1,107,425
GEO Group, Inc. (The)	2,338	79,913
Global Net Lease, Inc.	7,904	62,837
Global One Real Estate Investment Corp. (Japan)	38	140,101
Goodman Group (Australia)	82,378	441,836
Goodman Property Trust (New Zealand)	75,295	69,698
Government Properties Income Trust(a)	6,499	149,867
GPT Group (The) (Australia)	147,915	601,519
Great Portland Estates PLC (United Kingdom)	57,226	479,009
Growthpoint Properties Ltd. (South Africa)	232,441	406,086
H&R Real Estate Investment Trust (Canada), UTS	13,900	242,184
Hammerson PLC (United Kingdom)	40,975	295,127
Hankyu REIT, Inc. (Japan)	118	150,384
Hansteen Holdings PLC (United Kingdom)	97,322	132,151
Hatteras Financial Corp.	8,584	140,778
HCP, Inc.	34,264	1,212,260
Healthcare Realty Trust, Inc.	10,768	376,772
Heiwa Real Estate REIT, Inc. (Japan)	300	242,155
Hersha Hospitality Trust	5,356	91,855
Highwoods Properties, Inc.	5,525	291,720
Hoshino Resorts REIT, Inc. (Japan)	4	50,373
Hospitality Properties Trust	8,154	234,835
Hospitality Property Fund Ltd. (South Africa) (Class A Stock)	6,977	5,685
Host Hotels & Resorts, Inc.	38,932	631,088
Hudson Pacific Properties, Inc.	4,713	137,525
Hulic REIT, Inc. (Japan)	45	82,046
Hyprop Investments Ltd. (South Africa), UTS	19,701	173,439
ICADE (France)	1,503	105,617
Ichigo Office REIT Investment (Japan)	606	471,445
IGB Real Estate Investment Trust (Malaysia)	51,900	20,727
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	206,362	168,951
IMPACT Growth Real Estate Investment Trust (Thailand)	81,500	33,862
Industrial & Infrastructure Fund Investment Corp. (Japan)	11	61,332
Intervest Offices & Warehouses NV (Belgium)	5,183	147,359
Intu Properties PLC (United Kingdom)	42,272	164,345
Invesco Mortgage Capital, Inc.	11,733	160,625
Investa Office Fund (Australia)	61,476	197,749
Iron Mountain, Inc.	1,808	72,013
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	64,023	37,464
Japan Excellent, Inc. (Japan)	119	162,832
Japan Hotel REIT Investment Corp. (Japan)	69	58,184

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Japan Logistics Fund, Inc. (Japan)	37	$86,282
Japan Prime Realty Investment Corp. (Japan)	70	300,381
Japan Real Estate Investment Corp. (Japan)	97	599,128
Japan Rental Housing Investments, Inc. (Japan)	165	135,231
Japan Retail Fund Investment Corp. (Japan)	205	523,461
Kenedix Office Investment Corp. (Japan)	58	345,675
Kenedix Residential Investment Corp. (Japan)	63	170,557
Kenedix Retail REIT Corp. (Japan)	24	64,617
Keppel REIT (Singapore)	114,800	89,798
Kilroy Realty Corp.	6,540	433,537
Kimco Realty Corp.	22,014	690,799
Kite Realty Group Trust	4,245	118,987
Kiwi Property Group Ltd. (New Zealand)	77,954	83,119
KLCCP Stapled Group (Malaysia)	40,100	74,454
Klepierre (France)	9,445	416,765
Land Securities Group PLC (United Kingdom)	69,751	970,624
LaSalle Hotel Properties	5,864	138,273
Liberty Property Trust	13,318	528,991
Link REIT (Hong Kong)	206,500	1,412,090
Londonmetric Property PLC (United Kingdom)	145,916	291,856
LTC Properties, Inc.	2,148	111,116
Macerich Co. (The)	9,035	771,499
Mack-Cali Realty Corp.	8,918	240,786
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	74,000	97,061
Mapletree Logistics Trust (Singapore)	94,700	70,507
MCUBS MidCity Investment Corp. (Japan)	28	96,597
Mercialys SA (France)	1,750	37,258
Mid-America Apartment Communities, Inc.	5,775	614,460
Mirvac Group (Australia)	111,015	168,837
Monogram Residential Trust, Inc.	9,034	92,237
Mori Hills REIT Investment Corp. (Japan)	106	166,422
Mori Trust Sogo REIT, Inc. (Japan)	376	713,368
National Retail Properties, Inc.	2,562	132,507
National Storage Affiliates Trust	867	18,051
New Residential Investment Corp.	7,916	109,557
New York REIT, Inc.	8,571	79,282
Nippon Accommodations Fund, Inc. (Japan)	14	63,855
Nippon Building Fund, Inc. (Japan)	105	646,804
NorthStar Realty Europe Corp.	1,220	11,285
NSI NV (Netherlands)	71,854	286,664
Octodec Investments Ltd. (South Africa)	15,967	23,092
Omega Healthcare Investors, Inc.(a)	2,009	68,206
Orix JREIT, Inc. (Japan)	195	335,826
Outfront Media, Inc.	4,563	110,288
Paramount Group, Inc.	8,601	137,100
Parkway Properties, Inc.	4,255	71,186
Pavilion Real Estate Investment Trust (Malaysia)	53,600	23,001
Pebblebrook Hotel Trust	6,711	176,164
Pennsylvania Real Estate Investment Trust	3,806	81,639
PennyMac Mortgage Investment Trust	6,369	103,369

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc. (Class A Stock)	14,105	$303,822
PLA Administradora Industrial S de RL de CV (Mexico)*	51,100	86,953
Post Properties, Inc.	4,755	290,293
Potlatch Corp.	2,906	99,095
Precinct Properties New Zealand Ltd. (New Zealand)	21,375	19,008
Premier Investment Corp. (Japan)	121	158,974
Primary Health Properties PLC (United Kingdom)	47,964	68,162
Prologis Property Mexico SA de CV (Mexico)*	33,700	54,838
ProLogis, Inc.	34,797	1,706,445
PS Business Parks, Inc.	1,046	110,960
Public Storage	8,617	2,202,419
Ramco-Gershenson Properties Trust	4,520	88,637
Rayonier, Inc.	3,143	82,472
Realty Income Corp.	3,626	251,499
Rebosis Property Fund Ltd. (South Africa)	16,840	11,522
Redefine Properties Ltd. (South Africa)	270,047	207,276
Redwood Trust, Inc.	7,320	101,089
Regency Centers Corp.	5,241	438,829
REIT 1 Ltd. (Israel)	39,729	118,452
Resilient REIT Ltd. (South Africa)	10,724	96,082
Retail Opportunity Investments Corp.	5,245	113,659
Retail Properties of America, Inc. (Class A Stock)	8,732	147,571
Rexford Industrial Realty, Inc.	10,668	224,988
RioCan Real Estate Investment Trust (Canada)	13,800	313,289
RLJ Lodging Trust	11,514	246,975
Rouse Properties, Inc.	1,944	35,478
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa)	176,853	61,841
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	33,516
Sabra Health Care REIT, Inc.	3,092	63,803
Saf Gayrimenkul Yatirim Ortakligi A/S (Turkey)	18,738	5,684
Safestore Holdings PLC (United Kingdom)	79,487	392,715
Scentre Group (Australia)	402,336	1,490,238
Segro PLC (United Kingdom)	38,457	213,162
Sekisui House SI Residential Investment Corp. (Japan)	201	232,697
Select Income REIT	7,421	192,872
Senior Housing Properties Trust	22,326	465,051
Seritage Growth Properties	1,860	92,702
Shaftesbury PLC (United Kingdom)	15,462	181,952
Silver Bay Realty Trust Corp.	2,127	36,223
Simon Property Group, Inc.	17,689	3,836,744
SL Green Realty Corp.	6,770	720,802
Smart Real Estate Investment Trust (Canada)	6,700	198,104
Sovran Self Storage, Inc.	3,412	357,987
Starhill Global REIT (Singapore)	41,000	23,938
Starwood Property Trust, Inc.	10,336	214,162
Stockland (Australia)	67,241	238,403
Sun Communities, Inc.	3,424	262,415
Sunstone Hotel Investors, Inc.	11,031	133,144

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Suntec Real Estate Investment Trust (Singapore)	301,700	$398,658
Sunway Real Estate Investment Trust (Malaysia)	74,500	30,676
Tanger Factory Outlet Centers, Inc.	7,854	315,574
Taubman Centers, Inc.	3,373	250,277
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	36,669
Tier REIT, Inc.	2,437	37,359
Tokyu REIT, Inc. (Japan)	306	435,455
Top REIT, Inc. (Japan)	73	295,069
Tritax Big Box REIT PLC (United Kingdom), REIT	31,748	55,313
Two Harbors Investment Corp.	17,129	146,624
UDR, Inc.	17,597	649,681
Unibail-Rodamco SE (France)	7,114	1,840,357
United Urban Investment Corp. (Japan)	214	385,491
Urban Edge Properties	9,239	275,877
Vastned Retail NV (Netherlands)	3,502	142,088
Ventas, Inc.	22,779	1,658,767
VEREIT, Inc.	27,560	279,458
Vicinity Centres (Australia)	65,744	164,022
Vornado Realty Trust(a)	10,703	1,071,584
Vukile Property Fund Ltd. (South Africa)	32,206	37,196
Warehouses De Pauw CVA (Belgium)	3,602	338,260
Washington Real Estate Investment Trust	7,968	250,673
Weingarten Realty Investors	6,021	245,777
Welltower, Inc.	24,885	1,895,490
Wereldhave NV (Netherlands)	6,029	272,370
Westfield Corp. (Australia)	132,154	1,061,553
Weyerhaeuser Co.	8,406	250,247
Workspace Group PLC (United Kingdom)	20,822	192,152
WP Carey, Inc.	2,457	170,565
WP Glimcher, Inc.	15,284	171,028
Xenia Hotels & Resorts, Inc.	10,481	175,871
Yuexiu Real Estate Investment Trust (Hong Kong)	413,000	234,156

		81,416,344

Real Estate Management & Development — 0.9%
8990 Holdings, Inc. (Philippines)	70,700	11,582
Advancetek Enterprise Co. Ltd. (Taiwan)	20,000	13,153
AEON Mall Co. Ltd. (Japan)	9,180	120,111
Agung Podomoro Land Tbk PT (Indonesia)*	347,000	6,843
Alexander & Baldwin, Inc.	1,678	60,643
Aliansce Shopping Centers SA (Brazil)	2,600	11,315
Allreal Holding AG (Switzerland)*	1,805	249,696
Amot Investments Ltd. (Israel)	44,561	181,681
Atrium European Real Estate Ltd. (Netherlands)*	26,052	112,002
Attacq Ltd. (South Africa)*	32,442	41,434
Ayala Land, Inc. (Philippines)	314,700	261,052
Azrieli Group Ltd. (Israel)	3,819	162,400
Balwin Properties Ltd. (South Africa)*	5,087	3,322
Bangkok Land PCL (Thailand)*	1,363,500	63,247
Bayside Land Corp. (Israel)	603	206,352
Belle Corp. (Philippines)	272,900	19,676
BR Malls Participacoes SA (Brazil)*	52,260	210,192
BR Properties SA (Brazil)	12,900	30,239
Brasil Brokers Participacoes SA (Brazil)*	8,800	4,493

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	15,700	$519,384
Buwog AG (Austria)*	7,087	164,059
C C Land Holdings Ltd. (Hong Kong)	212,000	56,242
CA Immobilien Anlagen AG (Austria)*	10,016	167,273
Capital & Counties Properties PLC (United Kingdom)	86,163	343,055
CapitaLand Ltd. (Singapore)	135,100	310,187
Carnival Group International Holdings Ltd. (Hong Kong)*	210,000	27,130
Castellum AB (Sweden)	23,761	337,832
Cathay Real Estate Development Co. Ltd. (Taiwan)	106,000	48,016
Central China Real Estate Ltd. (China)	119,000	22,642
Central Pattana PCL (Thailand)	39,200	66,653
China Aoyuan Property Group Ltd. (China)	309,000	67,763
China Jinmao Holdings Group Ltd. (China)	676,000	191,277
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	50,207
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	40,000	1,872
China New City Commercial Development Ltd. (China)*	24,000	12,381
China Overseas Property Holdings Ltd. (Hong Kong)	20,000	2,976
China SCE Property Holdings Ltd. (China)	287,000	61,955
China Vanke Co. Ltd. (China) (Class H Stock)	58,627	115,777
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	16,311
Chong Hong Construction Co. Ltd. (Taiwan)*	36,820	72,860
CIFI Holdings Group Co. Ltd. (China)	508,000	125,296
Ciputra Surya Tbk PT (Indonesia)	34,100	7,242
Conwert Immobilien Invest SE (Austria)*	4,102	66,060
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	36,400	56,444
Daibiru Corp. (Japan)	5,100	43,876
Daito Trust Construction Co. Ltd. (Japan)	1,300	211,071
Da-Li Development Co. Ltd. (Taiwan)	19,599	14,147
Deutsche Euroshop AG (Germany)	2,478	113,434
Deutsche Wohnen AG (Germany)	10,003	340,584
DIC Asset AG (Germany)	7,182	68,042
Dios Fastigheter AB (Sweden)	30,145	214,606
Echo Investment SA (Poland)	23,798	48,138
Etalon Group Ltd. (Russia), GDR, RegS	12,134	29,638
Eureka Prima Jakarta Tbk PT (Indonesia)*	216,100	4,580
Fabege AB (Sweden)	15,572	264,845
Farglory Land Development Co. Ltd. (Taiwan)	55,000	63,674
First Capital Realty, Inc. (Canada)	11,800	202,398
Founding Construction & Development Co. Ltd. (Taiwan)	20,000	10,751
Foxtons Group PLC (United Kingdom)	50,508	74,972
Fullshare Holdings Ltd. (Hong Kong)	47,500	21,112
Gazit-Globe Ltd. (Israel)	7,395	66,168
Global Logistic Properties Ltd. (Singapore)	159,000	214,658
Globe Trade Centre SA (Poland)*	22,296	37,583
Glorious Property Holdings Ltd. (Hong Kong)*	529,000	47,960

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Goldcrest Co. Ltd. (Japan)	2,400	$37,972
Grainger PLC (United Kingdom)	21,248	60,079
Greattown Holdings Ltd. (China) (Class B Stock)*	34,000	29,512
Guangdong Land Holdings Ltd. (China)*	48,000	14,329
Guorui Properties Ltd. (China)	75,000	26,402
Hang Lung Group Ltd. (Hong Kong)	79,000	238,012
Hang Lung Properties Ltd. (Hong Kong)	261,000	527,298
Hanson International Tbk PT (Indonesia)*	283,300	16,846
Heiwa Real Estate Co. Ltd. (Japan)	26,900	342,149
Hemfosa Fastigheter AB (Sweden)	26,776	275,645
Henderson Land Development Co. Ltd. (Hong Kong)	58,850	332,430
Hongkong Land Holdings Ltd. (Hong Kong)	133,200	811,188
Hopefluent Group Holdings Ltd. (China)	84,000	22,434
Huaku Development Co. Ltd. (Taiwan)	40,000	68,469
Huang Hsiang Construction Corp. (Taiwan)*	22,000	27,456
Hulic Co. Ltd. (Japan)	23,400	246,580
Hung Poo Real Estate Development Corp. (Taiwan)	49,000	42,208
Hung Sheng Construction Ltd. (Taiwan)	82,000	42,115
Hydoo International Holding Ltd. (China)	258,000	30,999
Hysan Development Co. Ltd. (Hong Kong)	81,000	361,221
Iguatemi Empresa de Shopping Centers SA (Brazil)	2,600	22,873
Immofinanz AG (Austria)*	110,317	236,642
Intershop Holding AG (Switzerland)	414	190,359
Intiland Development Tbk PT (Indonesia)	486,300	21,583
JHSF Participacoes SA (Brazil)*	4,600	1,590
KEE TAI Properties Co. Ltd. (Taiwan)*	61,000	27,521
Kennedy-Wilson Holdings, Inc.	2,004	37,996
Kerry Properties Ltd. (Hong Kong)	86,500	214,158
King’s Town Construction Co. Ltd. (Taiwan)	21,000	11,826
Klovern AB (Sweden) (Class B Stock)	131,012	151,394
Kungsleden AB (Sweden)	16,453	107,060
Kuoyang Construction Co. Ltd. (Taiwan)	48,000	17,264
LendLease Group (Australia)	15,490	147,142
Logan Property Holdings Co. Ltd. (China)	194,000	70,110
Longfor Properties Co. Ltd. (China)	157,000	204,838
LPN Development PCL (Thailand)	99,300	36,453
LPS Brasil Consultoria de Imoveis SA (Brazil)*	1,200	1,434
LVGEM China Real Estate Investment Co. Ltd. (Hong Kong)	132,000	36,251
Mah Sing Group Bhd (Malaysia)	130,100	47,545
Matrix Concepts Holdings Bhd (Malaysia)	47,100	29,027
MBK PCL (Thailand)	118,000	48,019
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	18,200
Mitsui Fudosan Co. Ltd. (Japan)	52,000	1,193,441
MKH Bhd (Malaysia)	29,600	18,763
Mobimo Holding AG (Switzerland)*	889	202,176
Modernland Realty Tbk PT (Indonesia)*	681,200	22,726
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,300	24,363
Nam Tai Property, Inc. (China)	2,185	11,733
New World Development Co. Ltd. (Hong Kong)	511,000	520,384
Nexity (France)*	2,467	124,795
NTT Urban Development Corp. (Japan)	5,600	60,204

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Pacific Construction Co. (Taiwan)	33,000	$12,637
Parque Arauco SA (Chile)	40,855	82,528
Ping An Securities Group Holdings Ltd. (Hong Kong)*	760,000	10,725
Platinum Group PCL (The) (Thailand) (Class F Stock)	19,600	3,514
Powerlong Real Estate Holdings Ltd. (China)	192,000	38,670
Prince Housing & Development Corp. (Taiwan)	247,000	91,744
Property Perfect PCL (Thailand)	539,400	13,969
PSP Swiss Property AG (Switzerland)	4,615	447,776
Radium Life Tech Co. Ltd. (Taiwan)*	133,260	43,179
Realogy Holdings Corp.*	3,414	99,074
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	233,800	254,845
Redco Properties Group Ltd. (China), 144A*	14,000	9,766
Robinsons Land Corp. (Philippines)	194,800	122,614
Rojana Industrial Park PCL (Thailand)	94,180	13,937
S IMMO AG (Austria)*	19,358	181,075
Sansiri PCL (Thailand)	978,100	51,494
Selvaag Bolig ASA (Norway)	4,383	16,707
Sentul City Tbk PT (Indonesia)	1,835,500	12,282
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	17,800	29,975
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	10,440	16,255
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	15,400	18,850
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	44,400	29,685
Siam Future Development PCL (Thailand)	110,524	18,714
Silver Grant International Industries Ltd. (China)*	226,000	24,679
Sino Land Co. Ltd. (Hong Kong)	250,000	411,622
Sinyi Realty, Inc. (Taiwan)	25,000	22,570
SM Prime Holdings, Inc. (Philippines)	609,200	355,896
Sonae Sierra Brasil SA (Brazil)	1,600	8,607
SP Setia Bhd Group (Malaysia)	56,500	40,642
St. Joe Co. (The)*	3,613	64,022
Sun Hung Kai Properties Ltd. (Hong Kong)	96,704	1,167,110
Sunshine 100 China Holdings Ltd. (China), 144A	95,000	42,787
Sunway Bhd (Malaysia)	78,200	58,192
Supalai PCL (Thailand)	75,500	51,350
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	38,500	435,098
Swire Properties Ltd. (Hong Kong)	59,800	159,331
Swiss Prime Site AG (Switzerland)*	5,982	541,543
TAG Immobilien AG (Germany)	8,229	107,981
Taiwan Land Development Corp. (Taiwan)	154,400	51,011
Technopolis OYJ (Finland)	15,888	62,593
Tian Shan Development Holding Ltd. (China)	10,000	3,846
TICON Industrial Connection PCL (Thailand) (Class F Stock)	67,900	25,699
Times Property Holdings Ltd. (China)	106,000	42,203
Tokyu Fudosan Holdings Corp. (Japan)	25,700	160,331

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Tropicana Corp. Bhd (Malaysia)	53,500	$13,685
UNITE Group PLC (The) (United Kingdom)	21,368	176,768
United Development Co. QSC (Qatar)	16,208	85,571
UOA Development Bhd (Malaysia)	48,200	26,183
Vista Land & Lifescapes, Inc. (Philippines)	709,500	80,991
Vonovia SE (Germany)	10,610	387,415
WHA Corp. PCL (Thailand)*	293,550	26,064
Wharf Holdings Ltd. (The) (Hong Kong)	99,000	604,150
Wheelock & Co. Ltd. (Hong Kong)	79,000	371,114
Wihlborgs Fastigheter AB (Sweden)	8,316	170,223
Wuzhou International Holdings Ltd. (China)*	234,000	24,130
Xinyuan Real Estate Co. Ltd. (China), ADR	10,000	49,000
Yanlord Land Group Ltd. (Singapore)	615,900	520,054
Yea Shin International Development Co. Ltd. (Taiwan)	23,000	9,982
Yida China Holdings Ltd. (Hong Kong)	172,000	70,891
Ying Li International Real Estate Ltd. (Singapore)*	296,900	30,421
YNH Property Bhd (Malaysia)*	18,164	8,495
Yungshin Construction & Development Co. Ltd. (Taiwan)	6,000	5,272
Yuzhou Properties Co. Ltd. (China)	271,000	75,618
Zall Group Ltd. (China)	156,000	84,426
Zhong An Real Estate Ltd. (China)*	118,000	10,559

		22,471,918

Road & Rail — 0.4%
Asciano Ltd. (Australia)	23,154	153,622
Aurizon Holdings Ltd. (Australia)	21,704	78,749
Blue Bird Tbk PT (Indonesia)	26,900	8,291
BTS Group Holdings PCL (Thailand)	276,500	75,538
Canadian National Railway Co. (Canada)	13,300	785,369
Central Japan Railway Co. (Japan)	4,800	853,745
CJ Korea Express Corp. (South Korea)*	343	64,853
ComfortDelGro Corp. Ltd. (Singapore)	44,000	90,360
CSX Corp.	21,132	551,123
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	29,700	23,463
DSV A/S (Denmark)	5,975	251,238
East Japan Railway Co. (Japan)	9,400	871,129
Evergreen International Storage & Transport Corp. (Taiwan)	56,000	22,310
Firstgroup PLC (United Kingdom)*	94,769	127,058
Guangshen Railway Co. Ltd. (China) (Class H Stock)	118,000	56,297
Hankyu Hanshin Holdings, Inc. (Japan)	26,000	193,870
Heartland Express, Inc.	3,609	62,760
Hitachi Transport System Ltd. (Japan)	3,900	64,158
J.B. Hunt Transport Services, Inc.	1,174	95,012
JSL SA (Brazil)	1,400	4,358
Keikyu Corp. (Japan)	5,000	50,315
Keio Corp. (Japan)	21,000	198,090
Keisei Electric Railway Co. Ltd. (Japan)	13,000	167,567
Kintetsu Group Holdings Co. Ltd. (Japan)	22,000	94,148
Knight Transportation, Inc.	2,742	72,882
Landstar System, Inc.	1,392	95,575
Localiza Rent A Car SA (Brazil)	2,600	27,803
MTR Corp. Ltd. (Hong Kong)	42,730	216,780
Nagoya Railroad Co. Ltd. (Japan)	29,000	163,399
Nankai Electric Railway Co. Ltd. (Japan)	13,000	73,304

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
National Express Group PLC (United Kingdom)	22,315	$88,073
Nikkon Holdings Co. Ltd. (Japan)	5,100	91,641
Nippon Express Co. Ltd. (Japan)	36,000	164,510
Norfolk Southern Corp.	7,143	608,084
Northgate PLC (United Kingdom)	15,873	68,896
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	105,533
Old Dominion Freight Line, Inc.*	1,295	78,101
PKP Cargo SA (Poland)*	3,329	27,955
Sankyu, Inc. (Japan)	14,000	75,149
Seino Holdings Co. Ltd. (Japan)	48,400	443,698
Senko Co. Ltd. (Japan)	8,000	48,176
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	2,100	3,654
SMRT Corp. Ltd. (Singapore)	73,000	81,826
Tobu Railway Co. Ltd. (Japan)	24,000	131,725
Tokyu Corp. (Japan)	20,000	175,594
Union Pacific Corp.	15,336	1,338,066
Werner Enterprises, Inc.	2,409	55,335
West Japan Railway Co. (Japan)	5,300	335,879

		9,515,061

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria)	1,971	54,720
Ardentec Corp. (Taiwan)	31,400	18,569
ARM Holdings PLC (United Kingdom)	1,416	21,509
ARM Holdings PLC (United Kingdom), ADR	9,545	434,393
ASM International NV (Netherlands)	4,403	169,950
ASML Holding NV (Netherlands)	7,750	762,900
BE Semiconductor Industries NV (Netherlands)	9,925	268,542
Chen Full International Co. Ltd. (Taiwan)	3,000	4,744
China Soft Power Technology Holdings Ltd. (Hong Kong)*	196,000	6,624
ChipMOS TECHNOLOGIES, Inc. (Taiwan)*	32,000	34,213
Cirrus Logic, Inc.*	1,790	69,434
Disco Corp. (Japan)	1,100	99,484
Everlight Electronics Co. Ltd. (Taiwan)	33,000	53,907
Formosa Advanced Technologies Co. Ltd. (Taiwan)	20,000	14,158
Genesis Photonics, Inc. (Taiwan)*	54,000	8,541
Global Lighting Technologies, Inc. (Taiwan)	7,000	15,862
Global Mixed Mode Technology, Inc. (Taiwan)	4,000	8,264
Global Unichip Corp. (Taiwan)	2,000	4,569
Grand Plastic Technology Corp. (Taiwan)	1,000	6,801
Greatek Electronics, Inc. (Taiwan)	36,000	42,433
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR	4,000	33,040
Holtek Semiconductor, Inc. (Taiwan)	9,000	15,053
Intel Corp.	102,753	3,370,298
JA Solar Holdings Co. Ltd. (China), ADR*	8,300	56,855
King Yuan Electronics Co. Ltd. (Taiwan)*	103,000	91,736
Kinsus Interconnect Technology Corp. (Taiwan)	27,000	59,422
KLA-Tencor Corp.	1,583	115,955
Linear Technology Corp.	3,222	149,920
Lite-On Semiconductor Corp. (Taiwan)	39,000	26,307

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Malaysian Pacific Industries Bhd (Malaysia)	8,200	$15,255
Maxim Integrated Products, Inc.	4,654	166,101
Megachips Corp. (Japan)	3,400	37,564
Melexis NV (Belgium)	1,731	108,773
Micronics Japan Co. Ltd. (Japan)	7,900	70,314
Mimasu Semiconductor Industry Co. Ltd. (Japan)	8,600	80,785
NuFlare Technology, Inc. (Japan)	2,000	95,337
Phison Electronics Corp. (Taiwan)*	8,000	69,342
Powertech Technology, Inc. (Taiwan)	55,000	122,803
QUALCOMM, Inc.	35,334	1,892,842
Rambus, Inc.*	2,364	28,557
Rohm Co. Ltd. (Japan)	5,700	224,980
Rudolph Technologies, Inc.*	3,709	57,601
Semiconductor Manufacturing International Corp. (China)*	2,616,000	210,716
Shinko Electric Industries Co. Ltd. (Japan)	400	1,959
Sigurd Microelectronics Corp. (Taiwan)	33,000	24,210
Silicon Laboratories, Inc.*	1,311	63,898
Siliconware Precision Industries Co. Ltd. (Taiwan)	158,000	240,945
Sitronix Technology Corp. (Taiwan)	6,000	19,669
SMA Solar Technology AG (Germany)	1,679	82,946
Sonix Technology Co. Ltd. (Taiwan)	8,000	8,254
STMicroelectronics NV (Switzerland), (CHI-X)	23,384	137,326
Sunplus Technology Co. Ltd. (Taiwan)	63,000	23,749
Synaptics, Inc.*	822	44,183
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	224,400	5,886,007
Taiwan Surface Mounting Technology Corp. (Taiwan)	41,000	35,229
Tessera Technologies, Inc.	1,964	60,177
Tokyo Electron Ltd. (Japan)	5,800	490,150
Topco Scientific Co. Ltd. (Taiwan)	13,657	28,267
Trina Solar Ltd. (China), ADR*	9,700	75,078
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	5,000	7,644
Win Semiconductors Corp. (Taiwan)	43,806	89,656
Youngtek Electronics Corp. (Taiwan)	10,130	15,203

		16,533,723

Software — 0.6%
ACI Worldwide, Inc.*	2,732	53,301
Activision Blizzard, Inc.	7,646	303,011
Altium Ltd. (Australia)	10,217	49,650
ANSYS, Inc.*	1,308	118,701
Asseco Poland SA (Poland)	7,862	104,272
Aveva Group PLC (United Kingdom)	2,861	64,873
CA, Inc.	7,110	233,421
Capcom Co. Ltd. (Japan)	8,700	200,769
CD Projekt Red SA (Poland)*	2,713	18,896
Cdk Global, Inc.	2,333	129,458
Cyberlink Corp. (Taiwan)	5,000	10,693
Dassault Systemes (France)	2,118	159,689
Electronic Arts, Inc.*	4,108	311,222
FleetMatics Group PLC*	1,254	54,336
Fuji Soft, Inc. (Japan)	2,200	52,081
Gamania Digital Entertainment Co. Ltd. (Taiwan)	3,000	3,008
Gemalto NV (Netherlands)	3,699	224,101

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Globo PLC (United Kingdom)*^(g)	109,171	$—
Hansen Technologies Ltd. (Australia)	6,497	16,506
Koei Tecmo Holdings Co. Ltd. (Japan)	4,500	82,927
Konami Holdings Corp. (Japan)	4,200	160,229
KongZhong Corp. (China), ADR*	4,000	20,240
Linx SA (Brazil)	900	4,533
Marvelous, Inc. (Japan)(a)	15,700	128,945
Mentor Graphics Corp.	4,228	89,887
Micro Focus International PLC (United Kingdom)	17,107	369,069
Microsoft Corp.	102,335	5,236,482
National Agricultural Holdings Ltd. (Hong Kong)*	22,000	4,774
NICE-Systems Ltd. (Israel), ADR	2,810	179,419
NQ Mobile, Inc. (China) (Class A Stock), ADR*	11,400	42,180
Open Text Corp. (Canada)	3,000	177,383
Oracle Corp.	61,273	2,507,904
Sage Group PLC (The) (United Kingdom)	34,585	298,939
SAP SE (Germany)	18,428	1,384,044
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	5,600	10,349
SimCorp A/S (Denmark)	2,189	107,429
Software AG (Germany)	13,192	448,558
Square Enix Holdings Co. Ltd. (Japan)	11,600	376,571
SS&C Technologies Holdings, Inc.	2,946	82,724
Symantec Corp.	16,299	334,781
Synopsys, Inc.*	4,471	241,792
Totvs SA (Brazil)	2,086	19,683
Trend Micro, Inc. (Japan)	1,800	64,375
UBISOFT Entertainment (France)*	8,117	295,711
Verint Systems, Inc.*	2,127	70,468
VMware, Inc. (Class A Stock)*(a)	4,146	237,234
X-Legend Entertainment Co. Ltd. (Taiwan)	1,250	2,261
Zynga, Inc. (Class A Stock)*	13,437	33,458

		15,120,337

Specialty Retail — 0.5%
Aaron’s, Inc.*	3,304	72,325
Abercrombie & Fitch Co. (Class A Stock)	1,890	33,661
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	10,227
Adastria Co. Ltd. (Japan)	1,680	66,573
Advance Auto Parts, Inc.	1,052	170,035
Alpen Co. Ltd. (Japan)	4,000	65,424
American Eagle Outfitters, Inc.(a)	3,625	57,746
AOKI Holdings, Inc. (Japan)	2,600	26,929
Aoyama Trading Co. Ltd. (Japan)	3,200	118,004
Arcland Sakamoto Co. Ltd. (Japan)	1,800	19,987
Ascena Retail Group, Inc.*	6,181	43,205
Autobacs Seven Co. Ltd. (Japan)	7,800	110,554
AutoNation, Inc.*(a)	2,239	105,188
Barnes & Noble Education, Inc.*	1,673	16,981
Barnes & Noble, Inc.	2,503	28,409
Bed Bath & Beyond, Inc.	5,082	219,644
Best Buy Co., Inc.	6,458	197,615
Bic Camera, Inc. (Japan)	6,200	57,087
Bonia Corp. Bhd (Malaysia)	22,200	3,146
Buckle, Inc. (The)	852	22,143
Byggmax Group AB (Sweden)	41,854	319,575

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Cabela’s, Inc.*	1,493	$74,740
Cashbuild Ltd. (South Africa)	538	12,968
Cato Corp. (The) (Class A Stock)	1,561	58,881
Chico’s FAS, Inc.	3,436	36,800
Children’s Place, Inc. (The)	848	67,993
China Greenland Rundong Auto Group Ltd. (China), 144A*	22,000	9,299
China Yongda Automobiles Services Holdings Ltd. (China)	61,500	25,895
Chiyoda Co. Ltd. (Japan)	2,400	53,041
Cia Hering (Brazil)	4,100	18,915
Clas Ohlson AB (Sweden) (Class B Stock)	1,348	23,090
CST Brands, Inc.	1,705	73,451
DCM Holdings Co. Ltd. (Japan)	40,200	343,607
Dick’s Sporting Goods, Inc.	2,851	128,466
Dixons Carphone PLC (United Kingdom)	34,678	148,841
DSW, Inc. (Class A Stock)	1,735	36,747
E-LIFE MALL Corp. (Taiwan)	4,000	7,106
Express, Inc.*	2,558	37,117
Fast Retailing Co. Ltd. (Japan)	800	214,784
Fielmann AG (Germany)	1,421	103,932
Finish Line, Inc. (The) (Class A Stock)	1,428	28,831
Foot Locker, Inc.	2,449	134,352
Formosa Optical Technology Co. Ltd. (Taiwan)	2,000	4,681
GameStop Corp. (Class A Stock)	3,812	101,323
Gap, Inc. (The)	6,323	134,174
Geo Holdings Corp. (Japan)	5,800	78,049
Giordano International Ltd. (Hong Kong)	66,000	30,464
GNC Holdings, Inc. (Class A Stock)	2,886	70,101
Groupe Fnac SA (France)*	3,159	169,356
Haverty Furniture Cos., Inc.	1,125	20,284
Hengdeli Holdings Ltd. (Hong Kong)*	460,000	53,063
Hennes & Mauritz AB (Sweden) (Class B Stock)	11,323	333,132
Holdsport Ltd. (South Africa)	1,931	7,738
Home Depot, Inc. (The)	10,772	1,375,477
Home Product Center PCL (Thailand)	137,048	38,611
Honeys Co. Ltd. (Japan)	3,070	33,611
Industria de Diseno Textil SA (Spain)	12,144	407,967
Italtile Ltd. (South Africa)	10,320	9,600
JB Hi-Fi Ltd. (Australia)	30,770	557,618
JD Sports Fashion PLC (United Kingdom)	9,712	149,735
Kingfisher PLC (United Kingdom)	92,118	395,657
Kohnan Shoji Co. Ltd. (Japan)	10,700	198,236
Komeri Co. Ltd. (Japan)	1,800	46,936
Konaka Co. Ltd. (Japan)	3,100	14,689
Koradior Holdings Ltd. (China)	4,000	6,497
K’s Holdings Corp. (Japan)	6,200	115,703
Lewis Group Ltd. (South Africa)	8,555	25,564
Lowe’s Cos., Inc.	12,862	1,018,285
M Video OJSC (Russia)*	4,310	20,393
Monro Muffler Brake, Inc.(a)	631	40,106
Murphy USA, Inc.*	1,565	116,060
National Petroleum Co. Ltd. (Taiwan)	12,000	13,689
Nitori Holdings Co. Ltd. (Japan)	1,600	194,055
Office Depot, Inc.*	15,209	50,342
O’Reilly Automotive, Inc.*	1,175	318,543
Padini Holdings Bhd (Malaysia)	14,800	8,700

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Pou Sheng International Holdings Ltd. (Hong Kong)*	190,000	$55,196
PTG Energy PCL (Thailand)	21,700	15,191
Rent-A-Center, Inc.	2,167	26,611
Restoration Hardware Holdings, Inc.*	809	23,202
Ross Stores, Inc.	6,116	346,716
Sanrio Co. Ltd. (Japan)	1,100	19,586
Senao International Co. Ltd. (Taiwan)	9,000	12,313
Shanghai La Chapelle Fashion Co. Ltd. (China) (Class H Stock), 144A	14,800	15,834
Shimachu Co. Ltd. (Japan)	3,400	74,074
Shimamura Co. Ltd. (Japan)	1,000	148,787
Siam Global House PCL (Thailand)	75,090	29,062
Signet Jewelers Ltd.	1,659	136,718
Staples, Inc.	24,637	212,371
Super Group Ltd. (South Africa)*	9,755	26,063
Super Retail Group Ltd. (Australia)	6,463	42,763
Symphony Holdings Ltd. (Hong Kong)	580,000	65,432
Tiphone Mobile Indonesia Tbk PT (Indonesia)	47,900	2,455
TJX Cos., Inc. (The)	9,071	700,553
Tractor Supply Co.	1,589	144,885
Truworths International Ltd. (South Africa)	11,675	67,942
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	21,000	17,041
Ulta Salon Cosmetics & Fragrance, Inc.*	672	163,726
Urban Outfitters, Inc.*	2,386	65,615
USS Co. Ltd. (Japan)	3,300	54,538
Valora Holding AG (Switzerland)	388	107,864
Vitamin Shoppe, Inc.*	971	29,683
WH Smith PLC (United Kingdom)	4,065	85,400
Williams-Sonoma, Inc.	1,927	100,455
Xebio Holdings Co. Ltd. (Japan)	2,400	33,930
Yamada Denki Co. Ltd. (Japan)	33,600	177,368
Yellow Hat Ltd. (Japan)	1,900	41,954

		12,605,081

Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	9,596	73,172
Apple, Inc.	124,898	11,940,243
Asustek Computer, Inc. (Taiwan)	73,000	604,210
Aten International Co. Ltd. (Taiwan)	6,000	16,273
BOE Technology Group Co. Ltd. (China) (Class B Stock)	97,200	23,164
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	269,054	20,520
Canon, Inc. (Japan)	40,800	1,164,848
Chenming Mold Industry Corp. (Taiwan)*	19,000	8,671
Chicony Electronics Co. Ltd. (Taiwan)	37,180	84,142
China Digital TV Holding Co. Ltd. (China), ADR	6,000	7,080
CMC Magnetics Corp. (Taiwan)*	521,852	61,136
DFI, Inc. (Taiwan)	5,000	7,508
Eizo Corp. (Japan)	3,600	96,332
Elitegroup Computer Systems Co. Ltd. (Taiwan)*	42,216	25,224
EMC Corp.	42,285	1,148,883
FUJIFILM Holdings Corp. (Japan)	21,200	822,569
Getac Technology Corp. (Taiwan)	54,000	38,128
Gigabyte Technology Co. Ltd. (Taiwan)	60,000	71,513
Hewlett Packard Enterprise Co.	91,312	1,668,270

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Ibase Technology, Inc. (Taiwan)	3,150	$6,602
IEI Integration Corp. (Taiwan)	16,660	19,893
Infortrend Technology, Inc. (Taiwan)	28,000	13,962
Innodisk Corp. (Taiwan)	1,000	3,298
Inventec Corp. (Taiwan)	261,000	186,618
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	47,594
KYE Systems Corp. (Taiwan)	28,662	8,361
Lenovo Group Ltd. (China)	476,000	289,329
Lite-On Technology Corp. (Taiwan)	206,232	284,041
Melco Holdings, Inc. (Japan)	2,700	55,336
Micro-Star International Co. Ltd. (Taiwan)	60,000	110,820
Neopost SA (France)	4,620	105,893
NetApp, Inc.	9,966	245,064
Portwell, Inc. (Taiwan)	13,000	20,143
Primax Electronics Ltd. (Taiwan)	32,000	42,063
Quanta Computer, Inc. (Taiwan)	220,000	419,228
Quanta Storage, Inc. (Taiwan)	34,000	23,474
Ricoh Co. Ltd. (Japan)	44,600	386,614
Riso Kagaku Corp. (Japan)	4,200	55,431
Ritek Corp. (Taiwan)*	638,000	55,296
Samsung Electronics Co. Ltd. (South Korea)	4,576	5,698,727
Sunrex Technology Corp. (Taiwan)*	42,301	21,373
TCL Communication Technology Holdings Ltd. (China)	59,000	54,603
Transcend Information, Inc. (Taiwan)	17,000	51,700
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	8,103
Wistron Corp. (Taiwan)	361,000	252,532

		26,347,984

Textiles, Apparel & Luxury Goods — 0.3%
Adidas AG (Germany)	4,053	581,808
Aksa Akrilik Kimya Sanayii A/S (Turkey)	5,816	15,557
Anta Sports Products Ltd. (China)	40,000	80,606
Arezzo Industria e Comercio SA (Brazil)	800	6,592
Asics Corp. (Japan)	6,900	116,575
Belle International Holdings Ltd. (China)	566,000	333,127
Best Pacific International Holdings Ltd. (China) (Class H Stock)	28,000	20,933
Bijou Brigitte AG (Germany)	651	42,979
Bosideng International Holdings Ltd. (Hong Kong)	458,000	38,979
Boyner Perakende Ve Tekstil Yatirimlari A/S (Turkey)*	331	9,056
Brunello Cucinelli SpA (Italy)	2,715	48,690
C.banner International Holdings Ltd. (China)*	63,000	23,354
Cabbeen Fashion Ltd. (China)	31,000	10,604
Carter’s, Inc.	1,261	134,259
CCC SA (Poland)	856	34,788
China Dongxiang Group Co. Ltd. (China)	406,000	71,989
China Lilang Ltd. (China)	45,000	28,713
Christian Dior SE (France)	1,151	184,382
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)*	136,000	25,712
Coach, Inc.	4,963	202,193
Cosmo Lady China Holdings Co. Ltd. (China), 144A	38,000	19,507
Daphne International Holdings Ltd. (China)*	76,000	11,601
De Licacy Industrial Co. Ltd. (Taiwan)*	7,000	6,522

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.*(a)	695	$39,976
Eclat Textile Co. Ltd. (Taiwan)	6,191	60,039
Feng TAY Enterprise Co. Ltd. (Taiwan)	10,622	44,162
Fila Korea Ltd. (South Korea)	1,003	79,340
Formosa Taffeta Co. Ltd. (Taiwan)	102,000	98,767
Forus SA (Chile)	4,411	13,329
Fuguiniao Co. Ltd. (China) (Class H Stock)	50,000	25,479
Gildan Activewear, Inc. (Canada)	5,900	172,805
Grendene SA (Brazil)	2,300	11,828
Guararapes Confeccoes SA (Brazil)	600	10,439
Gunze Ltd. (Japan)	24,000	67,042
Handsome Co. Ltd. (South Korea)	1,910	65,491
Hanesbrands, Inc.	7,062	177,468
Hansae Co. Ltd. (South Korea)	1,102	36,363
Hermes International (France)	235	87,603
HOSA International Ltd. (China)	48,000	16,338
Hugo Boss AG (Germany)	2,191	124,563
Kering (France)	2,066	332,590
Kwong Fong Industries Corp. (Taiwan)	23,760	14,095
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	8,200	29,520
Lealea Enterprise Co. Ltd. (Taiwan)	152,258	41,525
LF Corp. (South Korea)	2,778	51,221
Li Ning Co. Ltd. (China)*	80,791	39,541
Li Peng Enterprise Co. Ltd. (Taiwan)*	75,650	16,299
lululemon Athletica, Inc.*	855	63,150
Luthai Textile Co. Ltd. (China) (Class B Stock)	35,000	45,479
Luxottica Group SpA (Italy)	1,488	72,522
LVMH Moet Hennessy Louis Vuitton SE (France)	4,497	677,857
Makalot Industrial Co. Ltd. (Taiwan)	6,504	30,615
MC Group PCL (Thailand)	48,800	18,609
Michael Kors Holdings Ltd.*	4,291	212,319
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	9,346
Nien Hsing Textile Co. Ltd. (Taiwan)	38,000	28,232
NIKE, Inc. (Class B Stock)	16,498	910,690
Onward Holdings Co. Ltd. (Japan)	16,000	99,820
Pak Tak International (Hong Kong)*	20,000	2,577
Pan Brothers Tbk PT (Indonesia)	301,200	11,757
Peak Sport Products Co. Ltd. (China)	95,000	28,660
Pegas Nonwovens SA (Czech Republic)	1,477	48,370
Portico International Holdings Ltd. (Hong Kong)*	16,000	4,743
POU Chen Corp. (Taiwan)	239,000	321,697
Prada SpA (Italy)	14,000	43,355
Puma SE (Germany)	269	60,243
PVH Corp.	2,784	262,336
Ralph Lauren Corp.	2,022	181,212
Restoque Comercio e Confeccoes de Roupas SA (Brazil)*	6,600	6,513
Safilo Group SpA (Italy)*	2,483	18,871
Samsonite International SA	32,400	89,581
Sanyo Shokai Ltd. (Japan)	34,000	63,963
Shanghai Haixin Group Co. (China) (Class B Stock)	41,000	31,939
Shenzhou International Group Holdings Ltd. (China)	28,000	135,399
Shinih Enterprise Co. Ltd. (Taiwan)	10,000	6,332
Sri Rejeki Isman Tbk PT (Indonesia)	924,800	18,293

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Tack Fiori International Group Ltd. (Hong Kong)*	4,000	$150
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	14,995
Tainan Spinning Co. Ltd. (Taiwan)	178,143	68,239
Taiwan Paiho Ltd. (Taiwan)	12,000	32,325
Texwinca Holdings Ltd. (Hong Kong)	68,000	50,489
Time Watch Investments Ltd. (Hong Kong)	54,000	6,707
Toung Loong Textile Manufacturing (Taiwan)	4,000	11,214
TSI Holdings Co. Ltd. (Japan)	7,800	42,504
VF Corp.	4,125	253,646
Victory City International Holdings Ltd. (Hong Kong)	240,000	12,111
Wacoal Holdings Corp. (Japan)	9,000	88,816
Weiqiao Textile Co. (China) (Class H Stock)	88,000	66,747
Wolverine World Wide, Inc.	3,701	75,204
XTEP International Holdings Ltd. (China)	85,500	45,951
Yondoshi Holdings, Inc. (Japan)	1,500	30,320
Youngone Corp. (South Korea)	830	30,017
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	138,716
Zig Sheng Industrial Co. Ltd. (Taiwan)	45,000	11,242

		8,188,222

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	5,993	91,873
BofI Holding, Inc.*(a)	1,565	27,716
Capitol Federal Financial, Inc.	9,763	136,194
EverBank Financial Corp.	7,042	104,644
Genworth MI Canada, Inc. (Canada)	3,900	100,039
Kearny Financial Corp.	9,320	117,246
Malaysia Building Society Bhd (Malaysia)	141,200	25,302
New York Community Bancorp, Inc.	14,817	222,107
Northwest Bancshares, Inc.	11,817	175,246
OneSavings Bank PLC (United Kingdom)	13,484	38,002
Oritani Financial Corp.	3,902	62,393
Paragon Group of Cos. PLC (The) (United Kingdom)	26,099	84,697
Provident Financial Services, Inc.	5,892	115,719
Walker & Dunlop, Inc.*	1,760	40,093
Washington Federal, Inc.	7,264	176,225

		1,517,496

Tobacco — 0.1%
Altria Group, Inc.	5,696	392,796
British American Tobacco Malaysia Bhd (Malaysia)	1,500	19,608
British American Tobacco PLC (United Kingdom)	15,726	1,019,507
Gudang Garam Tbk PT (Indonesia)	14,100	73,774
Imperial Brands PLC (United Kingdom)	12,710	689,302
Japan Tobacco, Inc. (Japan)	18,200	733,500
KT&G Corp. (South Korea)	2,883	341,448
Philip Morris CR A/S (Czech Republic)	65	32,932
Reynolds American, Inc.	6,462	348,496
Universal Corp.	1,887	108,955

		3,760,318

Trading Companies & Distributors — 0.1%
AKR Corporindo Tbk PT (Indonesia)	34,200	16,607
B&B Tools AB (Sweden) (Class B Stock)	4,994	101,058

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
Barloworld Ltd. (South Africa)	10,135	$50,502
BayWa AG (Germany)	2,226	66,768
Bestway International Holdings Ltd. (Hong Kong)*	80,000	9,281
Brenntag AG (Germany)	4,359	211,159
Bunzl PLC (United Kingdom)	7,141	219,719
Cramo OYJ (Finland)	1,495	30,800
Fastenal Co.	3,052	135,478
Ferreycorp SAA (Peru)	127,981	60,728
Fly Leasing Ltd. (Ireland), ADR	1,437	14,269
Howden Joinery Group PLC (United Kingdom)	3,661	18,803
Hudaco Industries Ltd. (South Africa)	991	7,167
Inaba Denki Sangyo Co. Ltd. (Japan)	3,700	126,726
Inabata & Co. Ltd. (Japan)	5,300	48,106
Invicta Holdings Ltd. (South Africa)	3,332	12,138
Iwatani Corp. (Japan)	17,000	96,435
Kamei Corp. (Japan)	20,100	160,951
Kloeckner & Co. SE (Germany)*	37,628	415,966
Kuroda Electric Co. Ltd. (Japan)	6,400	109,926
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	8,000	11,082
MISUMI Group, Inc. (Japan)	6,300	113,745
MSC Industrial Direct Co., Inc. (Class A Stock)	1,820	128,419
Nagase & Co. Ltd. (Japan)	9,400	103,975
Nishio Rent All Co. Ltd. (Japan)	2,100	42,957
NOW, Inc.*	5,142	93,276
Prosperity International Holdings HK Ltd. (Hong Kong)*	480,000	11,906
Ramirent OYJ (Finland)	27,761	212,753
Solar A/S (Denmark) (Class B Stock)	889	41,288
Tomoe Engineering Co. Ltd. (Japan)	2,200	31,674
Toromont Industries Ltd. (Canada)	2,400	69,922
Trencor Ltd. (South Africa)	6,859	18,256
W.W. Grainger, Inc.(a)	887	201,571
Wakita & Co. Ltd. (Japan)	5,300	34,987
Watsco, Inc.	364	51,211
Wolseley PLC (Switzerland)	1,086	56,237
Yinson Holdings Bhd (Malaysia)	10,100	6,844

		3,142,690

Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	9,371	138,481
Aena SA (Spain), 144A	1,608	213,142
Aeroports de Paris (France)	1,258	137,840
Airports of Thailand PCL (Thailand)	11,600	128,742
Anhui Expressway Co. Ltd. (China) (Class H Stock)	18,000	14,279
ASTM SpA (Italy)	9,608	104,786
Atlantia SpA (Italy)	6,849	171,123
Auckland International Airport Ltd. (New Zealand)	31,164	144,971
Bangkok Expressway & Metro PCL (Thailand)	328,500	64,503
BBA Aviation PLC (United Kingdom)	35,778	105,871
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	192,000	209,109
CCR SA (Brazil)	11,400	59,621

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
China Dredging Environment Protection Holdings Ltd. (China)*	84,000	$10,998
China Merchants Holdings International Co. Ltd. (China)	184,000	492,568
Cosco International Holdings Ltd. (China)	70,000	34,799
COSCO Pacific Ltd. (China)	240,000	239,621
EcoRodovias Infraestrutura e Logistica SA (Brazil)*	10,100	26,254
Flughafen Wien AG (Austria)	2,252	60,794
Flughafen Zuerich AG (Switzerland)	835	147,771
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,963	105,101
Global Ports Investments PLC (Russia), GDR, RegS*	1,334	3,735
Grupo Aeroportuario del Centro Norte Sab de CV (Mexico)	5,200	30,988
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	260	26,684
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	6,100	62,710
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	611	97,485
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	92,700	45,884
Hamburger Hafen und Logistik AG (Germany)	4,011	60,039
HNA Infrastructure Co. Ltd. (China)	18,000	19,538
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,519
Hutchison Port Holdings Trust (Hong Kong), UTS	230,000	104,650
International Container Terminal Services, Inc. (Philippines)	36,020	47,241
Jasa Marga Persero Tbk PT (Indonesia)	47,400	19,016
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	66,000	92,168
Jinzhou Port Co. Ltd. (China) (Class B Stock)	39,700	21,133
Kamigumi Co. Ltd. (Japan)	16,000	147,885
Macquarie Infrastructure Corp.	1,436	106,336
Mitsubishi Logistics Corp. (Japan)	6,000	83,942
Namyong Terminal PCL (Thailand)	31,500	12,191
Nissin Corp. (Japan)	29,000	86,774
Nusantara Infrastructure Tbk PT (Indonesia)*	1,031,500	9,243
Port of Tauranga Ltd. (New Zealand)	575	8,012
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	4,665	57,416
Prumo Logistica SA (Brazil)*	2,760	5,422
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	180,000	82,005
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	158,500	54,757
Santos Brasil Participacoes SA (Brazil), UTS	1,100	4,219
SATS Ltd. (Singapore)	39,000	119,238
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	5,700	8,699

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	36,000	$32,942
Sociedad Matriz SAAM SA (Chile)	500,872	37,081
Societa Iniziative Autostradali e Servizi SpA (Italy)	22,830	197,049
TAV Havalimanlari Holding A/S (Turkey)	2,591	11,127
Transurban Group (Australia)	26,348	237,311
Wesco Aircraft Holdings, Inc.*	3,156	42,354
Westports Holdings Bhd (Malaysia)	27,700	28,914
Wilson Sons Ltd. (Brazil), BDR	1,100	10,756
Yuexiu Transport Infrastructure Ltd. (China)	64,000	41,291
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	238,000	225,155

		4,894,283

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	133,163	76,452
American States Water Co.	1,972	86,413
American Water Works Co., Inc.	3,621	306,011
Aqua America, Inc.	3,148	112,258
Beijing Enterprises Water Group Ltd. (China)	284,000	171,988
California Water Service Group(a)	3,018	105,419
China Water Affairs Group Ltd. (Hong Kong)	74,000	42,870
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	9,600	86,016
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	4,200	38,649
CT Environmental Group Ltd. (China)	92,000	26,766
Guangdong Investment Ltd. (China)	182,000	277,838
Inversiones Aguas Metropolitanas SA (Chile)	12,834	20,437
Manila Water Co., Inc. (Philippines)	76,000	43,859
Pennon Group PLC (United Kingdom)	13,149	166,300
Severn Trent PLC (United Kingdom)	5,852	190,947
Siic Environment Holdings Ltd. (Singapore)*	50,020	23,076
TTW PCL (Thailand)	78,300	24,956
United Utilities Group PLC (United Kingdom)	20,023	277,527

		2,077,782

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	31,100	139,835
America Movil SAB de CV (Mexico) (Class L Stock), ADR	53,365	654,255
Axiata Group Bhd (Malaysia)	148,500	207,843
China Mobile Ltd. (China)	448,500	5,182,066
DiGi.Com Bhd (Malaysia)	15,700	18,634
Empresa Nacional de Telecomunicaciones SA (Chile)*	5,524	50,076
Far EasTone Telecommunications Co. Ltd. (Taiwan)	79,000	191,290
Freenet AG (Germany)	4,080	105,075
Globe Telecom, Inc. (Philippines)	1,110	56,111
Indosat Tbk PT (Indonesia)*	42,400	20,458
KDDI Corp. (Japan)	51,400	1,563,060
Maxis Bhd (Malaysia)	35,700	52,201
MegaFon PJSC (Russia), GDR, RegS	5,646	58,718
Millicom International Cellular SA (Luxembourg), SDR	2,072	127,095

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
NTT DoCoMo, Inc. (Japan)	36,300	$978,958
Orange Belgium SA (Belgium)*	2,070	47,852
Philippine Long Distance Telephone Co. (Philippines), ADR	3,920	174,714
PT Tower Bersama Infrastructure Tbk (Indonesia)	42,300	21,204
Rogers Communications, Inc. (Canada) (Class B Stock)	5,500	222,648
SK Telecom Co. Ltd. (South Korea)	1,668	313,362
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	121,449	217,003
Taiwan Mobile Co. Ltd. (Taiwan)	58,000	202,724
Tele2 AB (Sweden) (Class B Stock)	11,067	97,161
Tim Participacoes SA (Brazil), ADR	4,120	43,466
T-Mobile US, Inc.*	3,855	166,806
Turkcell Iletisim Hizmetleri A/S (Turkey)*	26,185	96,269
VimpelCom Ltd. (Netherlands), ADR	13,200	51,216
Vodacom Group Ltd. (South Africa)	8,188	93,300
Vodafone Group PLC (United Kingdom), ADR	94,613	2,922,596
XL Axiata Tbk PT (Indonesia)*	118,700	32,999

		14,108,995

TOTAL COMMON STOCKS (cost $796,996,662)		821,467,209

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI India Index ETF*	1,113,764	7,718,385
SPDR Dow Jones International Real Estate	507	21,020
Vanguard REIT ETF	252	22,345

TOTAL EXCHANGE TRADED FUNDS (cost $7,158,823)		7,761,750

PREFERRED STOCKS — 0.3%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	3,041	193,854
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,519	127,578

		321,432

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	550	28,680
Banco ABC Brasil SA (Brazil) (PRFC)	3,100	12,719
Banco Davivienda SA (Colombia) (PRFC)	12,170	111,580
Banco Daycoval SA (Brazil) (PRFC)	3,200	9,015
Banco Pan SA (Brazil) (PRFC)	21,600	10,422
CoBank ACB (PRFC)*	20,606	2,071,548
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	28,416
Itau Unibanco Holding SA (Brazil) (PRFC)	73,560	692,938
Itausa — Investimentos Itau SA (Brazil) (PRFC)	117,150	273,519
Shinkin Central Bank (Japan) (PRFC A)	70	152,724

		3,391,561

Beverages
Coca-Cola Embonor SA (Chile) (PRFC B)	19,131	34,974
Embotelladora Andina SA (Chile) (PRFC A)	5,655	17,942

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Embotelladora Andina SA (Chile) (PRFC B)	9,231	$32,514

		85,430

Building Products
Villeroy & Boch AG (Germany) (PRFC)	4,101	61,417

Chemicals
Braskem SA (Brazil) (PRFC A)	4,400	26,025

Construction Materials
Cementos Argos SA (Colombia) (PRFC)	2,553	9,615
Republic Cement & Building Materials, Inc. (Philippines)*^	17,800	3,556
STO SE & Co. KGaA (Germany) (PRFC)	2,108	241,466

		254,637

Diversified Financial Services
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	5,435	70,485

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	15,400	83,992
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	1,400	27,361
Cia Energetica do Ceara (Brazil) (PRFC A)	500	6,646
Cia Paranaense de Energia (Brazil) (PRFC B)	6,000	54,298
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	4,900	12,813

		185,110

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	6,100	88,472

Gas Utilities
Cia de Gas de Sao Paulo (Brazil) (PRFC A)	2,500	36,843

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	2,359	288,296

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	12,200	44,815

Machinery
Marcopolo SA (Brazil) (PRFC)*	25,100	18,753
Randon SA Implementos e Participacoes (Brazil) (PRFC)*	11,025	11,189

		29,942

Metals & Mining
Cia Ferro Ligas da Bahia — Ferbasa (Brazil) (PRFC)	1,500	3,605
Gerdau SA (Brazil) (PRFC)	49,700	91,129
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)*	23,500	14,119

		108,853

Multiline Retail
Lojas Americanas SA (Brazil) (PRFC)	1,200	5,996

Oil, Gas & Consumable Fuels — 0.1%
AK Transneft OJSC (Russia) (PRFC)	335	873,770
Bashneft OAO (Russia) (PRFC)*	1,813	53,966
Surgutneftegas OJSC (Russia) (PRFC)	735,700	441,801

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Tatneft OAO (Russia) (PRFC 3)*	6,280	$17,325

		1,386,862

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	17,500	61,778

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,028	1,060,472

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	6,930	22,479

TOTAL PREFERRED STOCKS (cost $7,469,864)		7,530,905

	Units
RIGHTS*
Electric Utilities
Alupar Investimento SA (Brazil), expiring 07/21/16(g)	403	187

Food & Staples Retailing
Casa Ley, expiring 01/30/17^(g)	5,004	808
Property Development Centers, expiring 01/30/19^(g)	5,004	249

		1,057

Internet & Catalog Retail
B2W Companhia Digital (Brazil), expiring 06/30/16(g)	895	—

Pharmaceuticals
Synmosa Biopharma Corp. (Taiwan), expiring 07/04/16	877	100

TOTAL RIGHTS (cost $5,323)		1,344

	Shares
UNAFFILIATED FUNDS — 0.3%
Chemtrade Logistics Income Fund	3,200	44,187
CPN Retail Growth Leasehold Property Fund	55,600	31,487
Delta Property Fund Ltd.	40,287	18,026
Goldman Sachs Local Emerging Markets Debt Fund	992,661	6,442,368
HBM Healthcare Investments AG (Class A Stock)*	1,461	139,554
Samui Airport Property Fund Leasehold	27,900	19,532
Solvalor 61	392	99,756

TOTAL UNAFFILIATED FUNDS (cost $7,191,830)		6,794,910

	Units
WARRANTS*
Capital Markets
OSK Holdings Bhd (Malaysia), expiring 07/22/20(g)	19,700	1,319

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Consumer Finance
Group Lease PCL (Thailand), expiring 06/30/21	1,044	$—

Electronic Equipment, Instruments & Components
Ju Teng International Holdings Ltd. (Hong Kong), expiring 10/14/16(g)	9,000	23
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	136

		159

Hotels, Restaurants & Leisure
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	250

Marine
Precious Shipping PCL (Thailand), expiring 06/15/18(g)	1,460	83

Pharmaceuticals
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19	157	27

Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g)	95,700	2,642

Specialty Retail
Symphony Holdings Ltd. (Hong Kong), expiring 07/05/19(g)	116,000	—

TOTAL WARRANTS (cost $138)		4,480

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.6%
Collateralized Loan Obligations — 2.1%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
1.173%(c)	10/14/22	926	915,412
Series 2013-2A, Class ACOM, 144A
1.372%(c)	10/14/22	7,076	6,981,444
Series 2014-4A, Class ACOM, 144A
2.122%(c)	05/01/26	9,400	9,115,180
Anchorage Capital CLO 4 Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
2.084%(c)	07/28/26	7,450	7,426,789
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.907%(c)	02/01/22	2,054	2,036,082
Series 2006-1A, Class A1B, 144A
0.907%(c)	02/01/22	796	789,179
Cedar Funding V CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 144A^
2.243%(c)	07/17/28	9,000	8,964,009
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class ACOM, 144A
2.182%(c)	12/31/27	10,500	10,287,900
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.770%	10/20/26	9,550	9,376,190

			55,892,185

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities — 1.5%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
1.288%(c)	02/25/41		1,178	$1,129,700
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21		6,400	6,443,930
Chase Education Loan Trust,
Series 2007-A, Class A3
0.694%(c)	12/28/23		713	698,594
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 144A
1.453%(c)	12/25/56		4,961	4,909,362
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
1.153%(c)	02/25/39		2,513	2,428,423
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 144A
1.133%(c)	05/25/39		3,012	2,876,170
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18		2,800	2,815,127
Nelnet Student Loan Trust,
Series 2006-1, Class A5
0.764%(c)	08/23/27		4,005	3,911,811
Series 2013-5A, Class A, 144A
1.083%(c)	01/25/37		1,011	984,564
Northstar Education Finance, Inc.,
Series 2004-2, Class A3
0.913%(c)	07/30/18		596	593,792
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.384%(c)	10/28/41		1,862	1,765,973
SLC Student Loan Trust,
Series 2006-2, Class A5
0.753%(c)	09/15/26		4,250	4,121,838
SLM Student Loan Trust,
Series 2005-3, Class A5
0.805%(c)	10/25/24		2,098	2,061,171
South Carolina Student Loan Corp.,
Series 2010-1, Class A2
1.638%(c)	07/25/25		881	876,754
Series 2014-1, Class A1
1.217%(c)	05/01/30		3,450	3,351,437

				38,968,646

TOTAL ASSET-BACKED SECURITIES (cost $95,454,402)				94,860,831

BANK LOANS(c) — 1.8%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19	(g)	884	881,331

Airlines — 0.1%
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18		1,176	1,174,981

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Capital Markets
SS&C European Holdings,
Term Loan B-1
4.000%	07/08/22		30	$29,499
SS&C Technologies,
Term Loan B-2
4.080%	07/08/22		216	215,582

				245,081

Chemicals
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20		1,018	1,015,426

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19		953	936,786

Consumer Finance
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/10/20	(g)	637	624,347

Containers & Packaging
Sig Combibloc Holdings S.C.A,
Initial Term Loan Dollar
4.250%	03/11/22		792	788,843

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	(g)	1,500	1,356,750

Electronic Equipment, Instruments & Components
Energy Solutions LLC,
Term Advance^
6.750%	05/29/20	(g)	1,014	983,216

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19		575	569,588
2013 (November) Replacement Loan (Second Lien)
8.500%	03/26/20		597	577,735
Rite Aid Corporation,
Tranche Term Loan 2 (Second Lien)
4.880%	06/21/21		600	599,625

				1,746,948

Food Products — 0.1%
Blue Buffalo Co., Ltd.,
Term Loan
3.750%	08/08/19		620	620,992
Shearer’s Foods LLC,
Term Loan (First Lien)
4.940%	06/30/21		590	574,763
Term Loan (Second Lien)
7.750%	06/30/22	(g)	600	540,000
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19		1,041	1,039,206

				2,774,961

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Health Care Providers & Services — 0.2%
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.500%	08/20/19	353	$351,623
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21	484	482,722
CHS/Community Health Systems, Inc.,
Incremental 2021 Term Loan H
4.000%	01/27/21	622	605,069
HCA Inc.,
Tranche Term Loan B-5
3.190%	03/01/23	951	953,521
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	06/07/23	1,000	1,002,321
U.S. Renal Care, Inc.,
Term Loan
5.250%	11/17/22	920	918,841

			4,314,097

Hotels
NEP/NCP Holdco, Inc.,
Amendment No. 3 Incremental Term Loan (First Lien)
4.250%	01/22/20	1,067	1,035,888

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term Loan B-2
3.750%	12/10/21	1,127	1,125,029
Four Seasons Holdings, Inc.,
2013 Term Loan (First Lien)
3.500%	06/27/20	304	302,102
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21	392	381,236
Marina District Finance Co., Inc.,
Incremental Term Facility
6.500%	08/15/18	252	251,999

			2,060,366

Household Products
Sun Products Corp. (The),
Term Loan^
5.500%	03/23/20	970	971,495

Insurance — 0.1%
Asurion LLC,
Incremental Tranche Term Loan B-4
5.000%	08/04/22	641	631,149
Sedgwick Claims Management Services, Inc.,
Initial Term Loan (First Lien)
3.750%	03/01/21	500	499,375
Term Loan B (First Lien)
3.750%	03/01/21	247	241,289

			1,371,813

IT Services — 0.1%
First Data Corp.,
2021 New Dollar Term Loan
3.930%	03/24/21	1,037	1,025,703

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
IT Services (continued)
Vantiv LLC,
Term Loan B
3.750%	06/13/21		1,498	$1,498,232

				2,523,935

Machinery — 0.1%
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/06/21		650	616,131
Rexnord LLC,
Term Loan B
4.000%	08/21/20		591	584,286

				1,200,417

Media — 0.2%
Clear Channel Communications, Inc.,
Tranche Term Loan E
7.920%	07/30/19		200	146,250
E.W. Scripps Co. (The),
Term Loan
3.500%	11/26/20		2,852	2,840,472
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19		1,304	968,113
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20		1,469	1,457,582

				5,412,417

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21		314	311,514
Initial Term Loan (Second Lien)
7.750%	10/09/21	(g)	350	346,063
FMG Resources,
Term Loan
4.250%	06/30/19		209	199,959
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/01/18		965	963,904

				1,821,440

Multiline Retail
Dollar Tree, Inc.,
Term Loan B-1
3.500%	07/06/22		1,069	1,067,342

Oil, Gas & Consumable Fuels — 0.1%
Berry Plastics Corp.,
Term Loan H
3.750%	10/01/22		1,035	1,034,722
Magnum Hunter Resources Corp.,
Exit Term Loan^
16.000%	04/15/19	(g)	34	17,602
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20		542	473,012

				1,525,336

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21		604	$603,073
Endo Luxembourg Finance Co.,
2015 Incremental Term Loan B
3.750%	06/27/22		996	979,585
Valeant Pharmaceuticals,
Tranche Term Loan B Series F-1
4.000%	04/01/22		1,312	1,272,834

				2,855,492

Semiconductors & Semiconductor Equipment
Avago Technologies Cayman Finance Ltd.,
Term Dollar Loan B-1
4.250%	02/01/23		773	772,419

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20		836	743,172
Checkout Holdings Corp.,
Term Loan B (First Lien)^
4.500%	04/09/21		897	753,279
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21		490	479,359
Initial Term Loan (Second Lien)
8.000%	04/11/22	(g)	500	489,167

				2,464,977

Specialty Retail — 0.1%
J. Crew Group, Inc.,
Term Loan
4.000%	03/05/21		646	440,310
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20		980	878,587
Petsmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22		1,241	1,234,399

				2,553,296

Telecommunications
Charter Communications Operating, LLC,
Term Loan I (2016)
3.500%	08/24/21	(g)	549	546,568

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	04/16/20		622	621,298
HD Supply, Inc.,
Incremental Term Loan
3.750%	08/13/21		995	992,749
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19		980	960,038

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Trading Companies & Distributors (continued)
Univar USA, Inc.,
Initial Dollar Term Loans
4.250%	07/01/22	498	$491,210

			3,065,295

TOTAL BANK LOANS (cost $49,149,590)			48,091,263

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	15,643	15,843,475
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	9,810	9,998,556
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	25,000	26,592,400
Series K035, Class A2
3.458%(c)	08/25/23	1,100	1,215,847
Series K044, Class A2
2.811%	01/25/25	2,300	2,440,247
Series K714, Class A2
3.034%(c)	10/25/20	6,500	6,920,610
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	8,264	8,300,328

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $71,710,613)			71,311,463

CORPORATE BONDS — 13.8%
Agriculture — 0.7%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	3,325	3,700,346
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	2,600	2,622,547
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.750%	02/25/26	925	953,917
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	2,050	2,227,913
4.450%	06/12/25	7,575	8,483,530

			17,988,253

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	1,700	1,763,116
5.875%	08/02/21	2,750	3,154,003
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	1,175	1,199,355
3.500%	07/10/19	1,780	1,841,846

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Finance Australia Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
3.760%	07/20/17		MXN	720	$38,409

					7,996,729

Banks — 3.6%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23			9,470	12,742,633
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
3.000%	10/20/20			2,750	2,800,793
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24			2,700	2,881,691
4.125%	01/22/24			2,500	2,688,947
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18			2,750	2,779,079
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19			1,425	1,407,274
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19	(a)		1,625	1,646,754
Sub. Notes, 144A
6.500%	08/08/23			1,650	1,725,075
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN
7.875%	04/17/19		IDR	2,000,000	153,415
Sr. Unsec’d. Notes, MTN, 144A
8.250%	06/17/32		IDR	3,200,000	251,277
9.000%	03/19/29		IDR	4,100,000	342,507
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21			875	901,621
ING Bank NV (Netherlands),
Sub. Notes, MTN
4.125%(c)	11/21/23			2,775	2,813,573
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17			2,050	2,057,669
5.250%	01/12/24			800	851,470
Sr. Unsec’d. Notes
3.875%	01/16/18			500	513,000
Sub. Notes, 144A
5.017%	06/26/24			950	869,722
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49			2,200	2,191,750
Sr. Unsec’d. Notes
3.250%	09/23/22			4,675	4,887,362
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A
8.375%	09/17/26		IDR	6,762,000	543,652
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18		IDR	21,501,000	1,569,488
7.875%	04/17/19		IDR	2,000,000	153,415
9.000%	03/19/29		IDR	9,400,000	785,260

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		1,600	$1,692,000
KFW (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18		10,000	10,060,580
Lloyds Banking Group PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18		950	955,349
Sub. Notes
4.650%	03/24/26		2,250	2,278,379
Macquarie Bank Ltd. (Australia),
Sub. Notes, 144A
6.625%	04/07/21	(g)	1,375	1,589,532
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.850%	03/01/26		600	654,592
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21		2,600	2,647,661
Morgan Stanley,
Sr. Unsec’d. Notes
3.875%	04/29/24		1,475	1,578,865
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	(a)	4,575	4,787,161
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.875%(c)	03/29/49		2,800	2,464,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		850	828,838
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS, MTN
9.500%(c)	03/16/22		1,050	1,091,828
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		1,200	1,199,322
Sub. Notes
8.750%	05/30/18		1,725	1,921,022
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20		1,150	1,135,596
3.450%	08/27/18		700	714,503
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23		3,900	4,003,346
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33		IDR 1,500,000	100,757
9.000%	03/19/29		IDR 5,373,000	448,851
9.000%	03/19/29		IDR 2,168,000	181,111
9.000%	03/19/29		IDR 1,713,000	143,101
9.000%	03/19/29		IDR 1,288,000	107,597
9.000%	03/19/29		IDR 1,000,000	83,538
9.000%	03/19/29		IDR 2,124,000	177,435
Standard Chartered Bank Singapore Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN
9.000%	03/19/29		IDR 1,000,000	83,538

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,600	$2,640,505
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		3,350	3,416,833

				94,543,267

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		4,875	5,055,448
3.650%	02/01/26		3,925	4,204,641
4.900%	02/01/46		800	937,474
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21		600	601,824
3.000%	07/15/26		825	824,187
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22		2,500	2,754,508
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42		650	749,886
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19		2,850	2,904,429

				18,032,397

Chemicals — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		500	622,997
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		1,113	1,204,693

				1,827,690

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22		1,900	1,971,704

Computers — 0.1%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.900%	10/15/25		1,350	1,410,510

Diversified Financial Services — 0.5%
American Express Co.,
Sub. Notes
3.625%	12/05/24		875	897,410
6.800%(c)	09/01/66	(a)	2,925	2,921,344
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes, 144A
4.418%	11/15/35		1,583	1,775,471
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16		725	728,625
7.125%	09/01/18		1,550	1,701,807

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17		625	$625,979
2.600%	01/15/19		850	859,302
3.000%	08/15/19		2,100	2,135,001
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		2,650	2,761,075

				14,406,014

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,875	2,486,312
Emera US Finance LP (Canada),
Gtd. Notes, 144A
2.700%	06/15/21		1,050	1,069,990
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42		1,919	2,163,327
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25	(a)	1,350	1,471,616
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		1,350	1,145,813
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		840	970,200
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42		1,750	1,913,356
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		2,225	2,269,175

				13,489,789

Electronics
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		1,350	1,395,511

Foods — 0.3%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20		1,425	1,479,778
3.950%	07/15/25		2,050	2,228,920
4.375%	06/01/46		2,100	2,220,796
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.125%	05/02/26		750	758,438

				6,687,932

Healthcare-Products — 0.4%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		2,300	2,365,624
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		850	881,546

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare-Products (continued)
3.150%	03/15/22	1,525	$1,627,433
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	575	594,315
3.375%	11/01/25	1,325	1,390,470
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	1,700	1,735,482
3.650%	12/15/25	1,050	1,102,414

			9,697,284

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/21	1,000	1,020,282
2.800%	06/15/23	850	868,278
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	2,675	2,856,913
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,248,502
4.750%	07/15/45	2,275	2,740,702

			8,734,677

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24	1,900	1,881,000

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	2,325	2,522,176

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	2,075	2,115,101
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,463,338
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	825	840,844
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67	925	804,750
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,197,840
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	01/15/20	2,575	2,613,195
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,180	1,324,436

			13,359,504

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	2,500	$2,697,397
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	2,150	2,220,520

			4,917,917

Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.300%	01/15/22	2,625	2,640,776
2.875%	03/01/21	1,375	1,421,398

			4,062,174

Machinery-Diversified
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	1,300	1,344,027

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	2,600	2,807,264
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	350	365,905
4.908%	07/23/25	2,300	2,514,595
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	1,100	1,188,589
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	4,400	4,630,278
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20	450	489,125
5.500%	09/01/41	670	703,757

			12,699,513

Mining
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.500%	01/15/19	173	166,296

Miscellaneous Manufacturing
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37	480	667,755

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	210	205,262
6.450%	09/15/36	1,150	1,324,930
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	425	420,974
4.250%	01/15/44	1,845	1,786,036

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24		1,265	$1,303,130
4.150%	11/15/34		1,025	1,035,480
4.950%	03/15/26		700	793,745
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		325	328,916
4.750%	05/15/42		935	837,982
5.600%	07/15/41	(a)	550	531,401
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		1,825	1,924,813
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		20	6,974
Gtd. Notes, RegS
5.500%	04/12/37		10	3,425
6.000%	05/16/24		190	67,193
6.000%	11/15/26		170	59,279
9.000%	11/17/21		40	17,140
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		390	352,385
5.625%	01/23/46		1,150	1,048,225
Gtd. Notes, 144A
5.500%	02/04/19		80	84,080
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		1,450	1,497,238
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43		775	861,971

				14,490,579

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	05/14/21		1,625	1,644,750
2.500%	05/14/20		1,825	1,865,739
3.200%	05/14/26		400	405,191
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		1,075	1,116,452
3.800%	03/15/25		1,260	1,312,703
4.850%	06/15/44		1,325	1,395,400
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		2,500	2,610,643
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22		2,575	2,638,224
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.375%	02/01/19		3,500	3,691,601
5.000%	12/15/21		1,025	1,147,111

				17,827,814

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines — 0.6%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		1,300	$1,344,089
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24		875	837,309
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.750%	01/15/26		525	539,913
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		2,275	2,096,667
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66		5,500	4,845,775
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	(a)	2,175	2,197,716
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		650	656,586
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		1,475	1,403,346
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		1,575	1,431,592

				15,352,993

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		3,000	3,096,222

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.300%	02/15/21		1,075	1,121,442
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		1,000	1,005,620
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23		1,125	1,220,528
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22		2,900	2,874,173
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23		4,250	4,456,236
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		375	377,937
3.600%	02/01/20		675	686,902
4.150%	02/01/22		925	929,330
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		1,250	1,281,344

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23			3,000	$3,109,281

					17,062,793

Retail — 0.5%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26			3,825	3,908,855
3.500%	07/20/22			1,700	1,830,371
4.000%	12/05/23			2,250	2,488,169
4.125%	05/15/21			1,275	1,399,281
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21			1,125	1,145,988
3.450%	06/01/26			1,225	1,257,512

					12,030,176

Semiconductors — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25			2,150	2,388,035

Software — 0.3%
Fidelity National Information Services, Inc.,
Gtd. Notes
3.625%	10/15/20			2,500	2,642,800
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20			1,950	2,018,798
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	(a)		2,200	2,356,257
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22			2,200	2,247,945

					9,265,800

Telecommunications — 1.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19		MXN	2,010	108,259
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25			1,025	1,048,480
3.800%	03/15/22			2,850	3,027,621
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21			1,275	1,314,037
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18			1,900	1,950,882
5.462%	02/16/21			2,225	2,538,491
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20			3,481	3,602,365
4.500%	09/15/20			5,575	6,188,005
5.150%	09/15/23			6,965	8,111,620

					27,889,760

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		875	$892,319
4.250%	01/17/23		1,075	1,125,633
4.875%	07/11/22		1,075	1,172,328

				3,190,280

TOTAL CORPORATE BONDS (cost $351,780,276)				362,396,571

FOREIGN GOVERNMENT BONDS — 2.7%
Argentina Bonar Bonds (Argentina),
Bonds
28.992%(c)	10/09/17	ARS	2,415	176,201
Sr. Unsec’d. Notes
28.269%(c)	03/28/17	ARS	3,370	227,691
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	775	713,816
9.762%	01/01/23	BRL	4,198	1,187,673
9.762%	01/01/25	BRL	2,464	686,204
10.000%	01/01/18	BRL	3,397	1,020,167
10.000%	01/01/21	BRL	3,797	1,099,827
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	629,800	188,795
7.000%	05/04/22	COP	3,700,900	1,264,296
7.500%	08/26/26	COP	2,204,800	749,744
7.750%	09/18/30	COP	919,500	317,000
10.000%	07/24/24	COP	240,400	95,678
11.250%	10/24/18	COP	21,000	7,856
Notes
5.000%	11/21/18	COP	2,160,500	712,655
Czech Republic Government Bond (Czech Republic),
Bonds
0.360%(c)	10/27/16	CZK	8,640	354,554
0.500%	07/28/16	CZK	1,290	52,918
Dominican Republic International Bond (Dominican Republic),
Bonds, RegS
11.500%	05/10/24	DOP	1,700	38,832
Sr. Unsec’d. Notes
6.850%	01/27/45		160	165,600
Unsec’d. Notes, RegS
10.375%	03/04/22	DOP	13,600	296,154
11.375%	07/06/29	DOP	300	6,652
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/24	IDR	1,635,000	130,491
8.750%	05/15/31	IDR	1,800,000	149,095
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.394%	03/15/17	MYR	2,580	643,432
3.654%	10/31/19	MYR	930	233,348
3.889%	07/31/20	MYR	100	25,302
4.048%	09/30/21	MYR	560	142,867
4.160%	07/15/21	MYR	130	33,311
4.262%	09/15/16	MYR	1,790	445,482
4.498%	04/15/30	MYR	540	139,160
4.736%	03/15/46	MYR	450	113,695

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN	17,658	$964,016
5.750%	03/05/26	MXN	12,529	679,641
6.500%	06/10/21	MXN	8,818	504,020
6.500%	06/09/22	MXN	11,819	675,845
7.500%	06/03/27	MXN	759	46,397
7.750%	05/29/31	MXN	1,500	93,533
8.000%	06/11/20	MXN	4,128	247,293
8.500%	12/13/18	MXN	12,224	722,437
10.000%	12/05/24	MXN	2,928	205,356
10.000%	11/20/36	MXN	4,138	318,007
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	1,482	80,512
7.750%	11/23/34	MXN	7,001	438,293
7.750%	11/13/42	MXN	2,879	183,187
8.000%	12/07/23	MXN	1,391	86,482
8.500%	05/31/29	MXN	2,363	155,613
8.500%	11/18/38	MXN	221	15,044
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	MXN	265	79,247
3.500%	12/14/17	MXN	37	11,319
4.000%	06/13/19	MXN	106	33,326
4.000%	11/08/46	MXN	197	64,313
4.500%	12/04/25	MXN	47	15,740
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		2,580	2,696,100
4.600%	01/23/46		850	896,750
5.550%	01/21/45		60	71,850
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		3,110	3,351,025
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, RegS
6.900%	08/12/37	PEN	53	17,027
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN	5,290	1,319,719
1.750%	07/25/21	PLN	2,900	718,550
2.000%	04/25/21	PLN	10,310	2,600,824
2.500%	07/25/18	PLN	330	85,053
3.250%	07/25/25	PLN	500	131,039
4.000%	10/25/23	PLN	930	257,588
5.750%	10/25/21	PLN	650	193,562
5.750%	09/23/22	PLN	3,750	1,134,534
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26		1,238	1,278,235
3.625%	10/30/42		1,075	1,091,125
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		920	960,940
4.375%	03/21/23	COP	239,000	69,787
5.000%	06/15/45		460	477,250
7.750%	04/14/21	COP	440,000	154,035
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
2.625%	06/14/23	EUR	110	123,159
4.125%	01/15/25		550	572,804

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes, MTN, RegS
4.125%	01/15/25		570	$593,633
Sr. Unsec’d. Notes
4.750%	01/08/26		790	860,208
Sr. Unsec’d. Notes, MTN, RegS
5.875%	01/15/24		240	277,552
Sr. Unsec’d. Notes, RegS, MTN
6.750%	01/15/44		540	686,203
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23		700	881,216
5.500%	04/26/24		5,000	6,332,550
5.500%	09/18/33		2,159	3,020,299
Republic of Kazakhstan (Kazakhstan),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25		200	219,024
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		1,350	1,819,125
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN	192	56,928
6.950%	08/12/31	PEN	710	230,586
8.200%	08/12/26	PEN	106	37,557
Unsec’d. Notes
5.700%	08/12/24	PEN	1,045	318,862
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
3.900%	11/26/22	PHP	10,000	211,685
4.950%	01/15/21	PHP	5,000	110,537
Republic of Romania (Romania),
Bonds
4.750%	06/24/19	RON	610	162,037
Republic of Russia (Russia),
Bonds
7.000%	01/25/23	RUB	31,100	454,685
7.000%	08/16/23	RUB	34,110	498,212
7.600%	07/20/22	RUB	850	12,821
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB	10,000	152,894
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		340	352,750
5.875%	09/16/25		220	244,970
Bonds
7.750%	02/28/23	ZAR	1,010	65,827
8.000%	01/31/30	ZAR	12,260	754,830
8.250%	03/31/32	ZAR	12,255	756,480
8.500%	01/31/37	ZAR	3,845	237,042
8.750%	01/31/44	ZAR	2,593	161,260
8.750%	02/28/48	ZAR	2,180	135,112
8.875%	02/28/35	ZAR	4,455	288,570
9.000%	01/31/40	ZAR	11,060	711,873
10.500%	12/21/26	ZAR	4,790	361,803
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
3.580%	12/17/27	THB	5,900	191,773
3.625%	06/16/23	THB	4,880	155,013
3.650%	12/17/21	THB	47,335	1,481,689
3.850%	12/12/25	THB	22,030	729,721
3.875%	06/13/19	THB	3,730	113,139

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	$261,724
1.250%	03/12/28	THB	26,650	724,828
Republic of Turkey (Turkey),
Bonds
10.700%	02/17/21	TRY	470	174,831
Sr. Unsec’d. Notes
5.750%	03/22/24		780	869,786
6.750%	04/03/18		2,640	2,839,320
7.500%	07/14/17		2,710	2,869,511
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		40	16,300
9.250%	09/15/27		20	9,650
9.250%	05/07/28		50	21,500
9.375%	01/13/34		20	8,650
11.950%	08/05/31		50	23,500
12.750%	08/23/22		10	5,050
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20		90	36,563
7.000%	12/01/18		40	20,050
7.750%	10/13/19		360	161,100
8.250%	10/13/24		272	113,560
9.000%	05/07/23		19	8,099
11.750%	10/21/26		20	9,500
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB	27,200	402,090
8.150%	02/03/27	RUB	40,460	633,352
8.500%	09/17/31	RUB	39,440	630,029
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	1,900	633,443
8.300%	06/20/18	TRY	1,405	485,754
8.500%	07/10/19	TRY	1,310	452,910
8.800%	11/14/18	TRY	1,550	540,331
9.000%	03/08/17	TRY	1,200	418,300
9.000%	07/24/24	TRY	380	132,237
10.400%	03/27/19	TRY	560	202,663

TOTAL FOREIGN GOVERNMENT BONDS (cost $74,546,732)				71,622,170

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39		3,300	5,221,590

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,420	2,323,079
6.630%	02/01/35		1,000	1,068,730

				3,391,809

TOTAL MUNICIPAL BONDS (cost $8,425,219)				8,613,399

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	890	$987,325
Series 4273, Class PD
6.500%	11/15/43	2,031	2,370,792
Series 4526, Class FA
0.831%(c)	11/15/45	1,078	1,074,345
Series 4572, Class FA
0.931%(c)	04/15/46	1,518	1,518,323
Series 4585, Class FJ
0.981%(c)	05/15/46	1,065	1,067,513
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.838%(c)	04/25/37	475	474,208
Series 2011-52, Class GB
5.000%	06/25/41	2,049	2,288,545
Series 2011-99, Class DB
5.000%	10/25/41	1,954	2,180,008
Series 2012-90, Class FB
0.928%(c)	08/25/42	828	826,890
Series 2012-111, Class B
7.000%	10/25/42	343	394,956
Series 2012-153, Class B
7.000%	07/25/42	1,172	1,391,474
Series 2016-1, Class FT
0.838%(c)	02/25/46	1,250	1,239,108
Series 2016-23, Class FT
0.988%(c)	11/25/45	1,342	1,339,500
Series 2016-25, Class FL
0.988%(c)	05/25/46	1,347	1,350,804
Series 2016-32, Class FB
0.988%(c)	06/25/46	1,629	1,631,505
Series 2016-33, Class PF
0.988%(c)	06/25/46	1,064	1,066,581
Paragon Mortgages No. 12 PLC (United Kingdom),
Series 12A, Class A2C
0.846%(c)	11/15/38	1,610	1,401,623
Paragon Mortgages No. 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
0.860%(c)	01/15/39	2,547	2,213,755

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $24,638,483)			24,817,255

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Farm Credit Banks
3.280%	05/20/32	2,400	2,630,611
Federal Home Loan Banks
2.125%	06/09/23	6,100	6,368,516
3.375%	09/08/23	3,400	3,811,502
5.375%	08/15/24	1,400	1,786,068
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	4,488	4,694,672
3.500%	06/01/42-06/01/46	23,998	25,462,252
4.000%	02/01/41	96	103,322
5.000%	04/01/33-07/01/39	1,823	2,022,086
5.500%	01/01/36-08/01/40	2,983	3,349,670
7.000%	02/01/39	1,116	1,324,259

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
3.000%	11/01/42-03/01/44		13,310	$13,996,009
3.000%	TBA	(t)	16,000	16,604,371
3.000%	TBA	(t)	5,000	5,179,491
3.500%	11/01/41-06/01/46		20,668	21,974,976
4.000%	TBA		11,000	11,793,747
5.000%	08/01/33-01/01/45		12,993	14,453,511
5.500%	03/01/33-02/01/38		2,261	2,565,112
6.000%	02/01/26-05/01/41		2,780	3,185,455
6.250%	05/15/29		2,100	3,058,335
7.000%	03/01/39		664	789,863
Government National Mortgage Assoc.
4.000%	10/20/43-05/20/46		86,203	92,203,563
4.000%	TBA	(t)	2,000	2,137,812
5.000%	07/15/40		634	708,920
5.500%	11/15/32-01/15/35		2,876	3,292,813

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238, 637,252)				243,496,936

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds
2.500%	05/15/46		100	104,207
2.875%	08/15/45		8,300	9,319,995
3.625%	02/15/44		2,930	3,777,869
5.250%	11/15/28		5,500	7,741,679
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18-01/15/23		21,400	22,550,510
0.375%	07/15/23-07/15/25		4,125	4,349,852
0.625%	01/15/24		6,520	6,998,301
1.375%	02/15/44		900	1,067,921
2.125%	02/15/40		1,350	1,953,388
2.500%	07/15/16-01/15/29		15,100	18,690,711
U.S. Treasury Notes
0.375%	10/31/16		5,700	5,700,388
0.750%	12/31/17-02/28/18		61,680	61,847,896
0.875%	11/30/17		7,440	7,470,809
1.000%	05/15/18		6,330	6,377,475
1.625%	06/30/20-07/31/20		48,230	49,596,802
1.750%	09/30/22		1,710	1,764,173
1.875%	10/31/22		4,720	4,904,561
2.125%	05/15/25		17,270	18,242,111
2.250%	11/15/25		950	1,013,531

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,231,789)				233,472,179

TOTAL LONG-TERM INVESTMENTS (cost $1,991,293,397)				2,029,872,455

			Shares
SHORT-TERM INVESTMENTS — 20.6%
AFFILIATED MUTUAL FUND — 20.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $538,381,774; includes $14,497,238of cash collateral for securities on loan)(b)(w)(Note 4)			538,381,774	538,381,774

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* — 0.1%
Call Options
iShares China Large-Cap ETF,
expiring 07/27/16, Strike Price $36.14		691	$135,918
JPY TOPIX Index,
expiring 07/20/16, Strike Price $1,400.00	JPY	2,528	18,808

			154,726

Put Options — 0.1%
Euro STOXX 50 Index,
expiring 07/20/16, Strike Price $2,711.24	EUR	12	307,007
iShares iBoxx $ High Yield Corporate Bond ETF,
expiring 09/30/16, Strike Price $75.68		1,081	294,675
S&P 500 Index,
expiring 09/12/16, Strike Price $1,933.53		58	1,109,588

			1,711,270

TOTAL OPTIONS PURCHASED (cost $6,429,830)			1,865,996

TOTAL SHORT-TERM INVESTMENTS (cost $544,811,604)			540,247,770

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 98.0% (cost $2,536,105,001)			2,570,120,225

SECURITIES SOLD SHORT — (0.4)%

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA		9,000	(9,487,969)
Federal National Mortgage Assoc.
3.500%	TBA	(t)	1,000	(1,055,156)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $10,480,547)				(10,543,125)

	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
JPY TOPIX Index,
expiring 07/20/16, Strike Price $1,500.00	JPY	2,528	(2,955)

Put Options
Euro STOXX 50 Index,
expiring 07/20/16, Strike Price $2,947.00	EUR	12	(1,502,839)
iShares iBoxx $ High Yield Corporate Bond ETF,

OPTIONS WRITTEN* (continued)	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
expiring 09/30/16, Strike Price $70.77	1,081	$(100,608)

		(1,603,447)

TOTAL OPTIONS WRITTEN (premiums received $2,782,336)		(1,606,402)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 97.6% (cost $2,522,842,118)		2,557,970,698
Other assets in excess of liabilities(z) — 2.4%		63,650,438

NET ASSETS — 100.0%		$2,621,621,136

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,786,325 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,288,739; cash collateral of $14,497,238 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $24,000,000 is approximately 0.9% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager / co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
361	2 Year U.S. Treasury Notes	Sep. 2016	$78,747,429	$79,177,453	$430,024
423	5 Year U.S. Treasury Notes	Sep. 2016	51,653,470	51,675,399	21,929
379	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	66,214,924	70,636,125	4,421,201
100	Amsterdam Index	Jul. 2016	9,465,067	9,661,525	196,458
95	ASX SPI 200 Index	Sep. 2016	9,348,431	9,168,134	(180,297)
187	CAC40 10 Euro	Jul. 2016	8,590,733	8,786,572	195,839
32	DAX Index	Sep. 2016	8,561,005	8,583,731	22,726
272	Euro STOXX 50 Index	Sep. 2016	8,742,908	8,617,911	(124,997)
258	FTSE 100 Index	Sep. 2016	20,633,891	22,058,988	1,425,097
25	FTSE/MIB Index	Sep. 2016	2,269,199	2,246,005	(23,194)
24	Hang Seng Index	Jul. 2016	3,210,412	3,240,020	29,608
20	IBEX 35 Index	Jul. 2016	1,791,560	1,803,862	12,302
63	Mini MSCI Emerging Markets Index	Sep. 2016	2,568,856	2,629,305	60,449
666	MSCI Taiwan Stock Index	Jul. 2016	20,955,690	21,145,500	189,810
410	OMXS30 Index	Jul. 2016	6,247,020	6,389,365	142,345
1,417	Russell 2000 Mini Index	Sep. 2016	163,887,820	162,586,580	(1,301,240)
1,752	S&P 500 E-Mini Index	Sep. 2016	182,608,505	183,101,520	493,015
77	S&P/TSX 60 Index	Sep. 2016	9,648,331	9,706,428	58,097
35	SGX MSCI Singapore Index	Jul. 2016	798,983	824,401	25,418
2,424	SGX Nifty 50 Index	Jul. 2016	39,403,880	40,410,504	1,006,624
200	TOPIX Index	Sep. 2016	25,640,701	24,122,403	(1,518,298)

					5,582,916

Short Positions:
451	10 Year U.S. Treasury Notes	Sep. 2016	59,115,024	59,975,953	(860,929)
351	20 Year U.S. Treasury Bonds	Sep. 2016	57,259,037	60,492,656	(3,233,619)
222	30 Year Euro BUXL	Sep. 2016	44,223,103	48,327,067	(4,103,964)

					(8,198,512)

					$(2,615,596)

Cash of $45,112,512 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/11/16	Bank of New York Mellon	ARS	732	$51,660	$48,327	$(3,333)
Expiring 07/11/16	BNP Paribas	ARS	849	60,000	56,057	(3,943)
Expiring 07/12/16	BNP Paribas	ARS	1,710	121,000	112,891	(8,109)
Expiring 07/12/16	Citigroup Global Markets	ARS	4,299	276,283	283,523	7,240
Expiring 07/12/16	Citigroup Global Markets	ARS	1,234	79,743	81,481	1,738
Expiring 07/13/16	BNP Paribas	ARS	2,106	149,418	138,999	(10,419)
Expiring 07/13/16	Citigroup Global Markets	ARS	1,138	73,684	75,127	1,443
Expiring 07/14/16	Royal Bank of Scotland Group PLC	ARS	1,477	104,309	97,408	(6,901)
Expiring 07/25/16	Deutsche Bank AG	ARS	893	62,000	58,519	(3,481)
Expiring 07/27/16	BNP Paribas	ARS	902	62,000	59,077	(2,923)
Expiring 07/27/16	Citigroup Global Markets	ARS	908	62,000	59,483	(2,517)
Expiring 07/28/16	Deutsche Bank AG	ARS	854	56,895	55,896	(999)
Expiring 08/29/16	Citigroup Global Markets	ARS	938	61,000	60,354	(646)
Australian Dollar,
Expiring 09/21/16	Deutsche Bank AG	AUD	1,040	770,699	773,258	2,559
Expiring 09/21/16	Deutsche Bank AG	AUD	1,030	755,455	765,824	10,369
Expiring 09/21/16	Deutsche Bank AG	AUD	60	44,048	44,612	564
Expiring 09/21/16	State Street Bank	AUD	8,720	6,275,819	6,483,476	207,657
Expiring 09/21/16	UBS AG	AUD	16,400	12,145,824	12,193,693	47,869

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real,
Expiring 07/05/16	Deutsche Bank AG	BRL	543	$149,000	$168,763	$19,763
Expiring 07/05/16	Morgan Stanley	BRL	3,132	856,610	973,463	116,853
Expiring 09/02/16	RBC Dominion Securities	BRL	1,914	562,217	584,052	21,835
British Pound,
Expiring 09/21/16	Deutsche Bank AG	GBP	8,020	11,587,601	10,685,520	(902,081)
Expiring 09/21/16	Deutsche Bank AG	GBP	1,060	1,498,854	1,412,301	(86,553)
Expiring 09/21/16	Deutsche Bank AG	GBP	60	80,118	79,942	(176)
Expiring 09/21/16	JPMorgan Chase	GBP	11,740	16,946,443	15,641,896	(1,304,547)
Expiring 09/21/16	JPMorgan Chase	GBP	8,355	12,286,997	11,131,861	(1,155,136)
Expiring 09/21/16	JPMorgan Chase	GBP	1,800	2,606,071	2,398,247	(207,824)
Canadian Dollar,
Expiring 09/21/16	Deutsche Bank AG	CAD	1,500	1,179,741	1,161,219	(18,522)
Expiring 09/21/16	Deutsche Bank AG	CAD	1,190	927,271	921,234	(6,037)
Expiring 09/21/16	JPMorgan Chase	CAD	10,810	8,246,180	8,368,522	122,342
Chilean Peso,
Expiring 07/28/16	Bank of America	CLP	23,710	34,506	35,727	1,221
Chinese Renminbi,
Expiring 07/11/16	JPMorgan Chase	CNH	2,251	329,375	337,583	8,208
Expiring 07/12/16	JPMorgan Chase	CNH	1,509	221,042	226,224	5,182
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	1,446	212,495	216,828	4,333
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	1,224	181,139	183,518	2,379
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	724	106,782	108,589	1,807
Expiring 07/21/16	Standard Chartered PLC	CNH	1,478	216,944	221,574	4,630
Expiring 07/22/16	Standard Chartered PLC	CNH	1,468	216,951	220,036	3,085
Expiring 07/26/16	Deutsche Bank AG	CNH	742	109,874	111,181	1,307
Expiring 07/26/16	Deutsche Bank AG	CNH	185	27,299	27,717	418
Expiring 08/02/16	Deutsche Bank AG	CNH	802	118,717	120,208	1,491
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	1,120	165,766	167,873	2,107
Expiring 08/03/16	Deutsche Bank AG	CNH	400	59,033	59,856	823
Expiring 08/05/16	Barclays Capital Group	CNH	781	115,290	116,957	1,667
Expiring 08/16/16	Barclays Capital Group	CNH	974	144,672	145,854	1,182
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	780	117,260	116,821	(439)
Expiring 09/01/16	Barclays Capital Group	CNH	783	114,134	117,136	3,002
Expiring 09/01/16	BNP Paribas	CNH	1,804	264,836	269,992	5,156
Expiring 09/01/16	Citigroup Global Markets	CNH	1,841	269,021	275,467	6,446
Expiring 09/01/16	Citigroup Global Markets	CNH	1,559	230,000	233,293	3,293
Expiring 09/01/16	Citigroup Global Markets	CNH	783	114,000	117,245	3,245
Expiring 09/01/16	Deutsche Bank AG	CNH	776	114,000	116,124	2,124
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	782	115,000	117,000	2,000
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	780	118,000	116,799	(1,201)
Expiring 09/01/16	JPMorgan Chase	CNH	785	114,000	117,432	3,432
Expiring 09/01/16	Morgan Stanley	CNH	437	64,068	65,385	1,317
Expiring 09/01/16	Standard Chartered PLC	CNH	782	114,000	117,025	3,025
Expiring 09/01/16	Standard Chartered PLC	CNH	781	115,000	116,889	1,889
Expiring 09/21/16	Deutsche Bank AG	CNH	1,070	159,904	159,981	77
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	2,035	308,000	304,222	(3,778)
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	988	149,000	147,703	(1,297)
Expiring 09/21/16	JPMorgan Chase	CNH	1,770	267,517	264,642	(2,875)
Expiring 09/21/16	Standard Chartered PLC	CNH	4,081	618,000	610,223	(7,777)
Expiring 09/21/16	Standard Chartered PLC	CNH	3,018	457,500	451,237	(6,263)
Colombian Peso,
Expiring 07/05/16	Bank of America	COP	518,222	166,692	177,208	10,516
Expiring 07/05/16	Deutsche Bank AG	COP	1,577,980	523,029	539,597	16,568
Expiring 07/05/16	Royal Bank of Scotland Group PLC	COP	1,321,712	442,933	451,965	9,032
Expiring 07/15/16	Credit Suisse First Boston Corp.	COP	688,179	230,276	234,766	4,490
Expiring 07/15/16	Royal Bank of Scotland Group PLC	COP	440,456	151,000	150,257	(743)

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso (continued),
Expiring 09/21/16	JPMorgan Chase	COP	36,718,000	$12,267,959	$12,347,498	$79,539
Danish Krone,
Expiring 09/21/16	Deutsche Bank AG	DKK	1,230	187,973	184,114	(3,859)
Expiring 09/21/16	Deutsche Bank AG	DKK	1,010	152,862	151,183	(1,679)
Expiring 09/21/16	JPMorgan Chase	DKK	11,770	1,774,891	1,761,809	(13,082)
Euro,
Expiring 09/21/16	Bank of America	EUR	30	33,254	33,397	143
Expiring 09/21/16	Deutsche Bank AG	EUR	1,700	1,912,201	1,892,467	(19,734)
Expiring 09/21/16	JPMorgan Chase	EUR	23,450	26,293,899	26,104,909	(188,990)
Expiring 09/21/16	JPMorgan Chase	EUR	2,920	3,315,619	3,250,590	(65,029)
Expiring 09/21/16	JPMorgan Chase	EUR	130	147,524	144,718	(2,806)
Hong Kong Dollar,
Expiring 09/21/16	Deutsche Bank AG	HKD	2,570	331,546	331,602	56
Expiring 09/21/16	Deutsche Bank AG	HKD	2,110	272,195	272,250	55
Expiring 09/21/16	Deutsche Bank AG	HKD	220	28,384	28,386	2
Expiring 09/21/16	Morgan Stanley	HKD	20,600	2,654,311	2,657,979	3,668
Hungarian Forint,
Expiring 09/21/16	BNP Paribas	HUF	473,847	1,695,551	1,665,139	(30,412)
Expiring 09/21/16	Deutsche Bank AG	HUF	513,362	1,825,062	1,804,000	(21,062)
Expiring 09/21/16	Deutsche Bank AG	HUF	32,000	116,550	112,451	(4,099)
Expiring 09/21/16	JPMorgan Chase	HUF	6,000	21,670	21,084	(586)
Indian Rupee,
Expiring 07/22/16	UBS AG	INR	1,824	26,808	26,922	114
Expiring 09/21/16	Bank of America	INR	30,000	437,267	438,021	754
Expiring 09/21/16	JPMorgan Chase	INR	12,500	184,507	182,508	(1,999)
Expiring 09/21/16	Morgan Stanley	INR	2,379,500	34,821,102	34,742,341	(78,761)
Indonesian Rupiah,
Expiring 07/15/16	Citigroup Global Markets	IDR	2,868,287	208,983	216,581	7,598
Expiring 07/29/16	Hong Kong & Shanghai Bank	IDR	168,147	12,520	12,669	149
Expiring 08/10/16	Citigroup Global Markets	IDR	3,199,768	239,773	240,495	722
Expiring 09/21/16	Citigroup Global Markets	IDR	6,660,000	477,077	496,558	19,481
Expiring 09/21/16	UBS AG	IDR	317,970,000	22,875,540	23,707,314	831,774
Israeli Shekel,
Expiring 09/21/16	Deutsche Bank AG	ILS	280	72,407	72,700	293
Expiring 09/21/16	Deutsche Bank AG	ILS	280	73,164	72,700	(464)
Expiring 09/21/16	Morgan Stanley	ILS	2,040	531,118	529,670	(1,448)
Japanese Yen,
Expiring 09/21/16	Bank of America	JPY	39,000	379,102	378,787	(315)
Expiring 09/21/16	Deutsche Bank AG	JPY	240,000	2,256,425	2,330,994	74,569
Expiring 09/21/16	Deutsche Bank AG	JPY	169,000	1,599,721	1,641,408	41,687
Expiring 09/21/16	Deutsche Bank AG	JPY	21,000	197,464	203,962	6,498
Expiring 09/21/16	JPMorgan Chase	JPY	2,233,000	20,638,128	21,687,961	1,049,833
Expiring 09/21/16	JPMorgan Chase	JPY	61,000	586,230	592,461	6,231
Malaysian Ringgit,
Expiring 07/08/16	Hong Kong & Shanghai Bank	MYR	883	212,000	218,773	6,773
Expiring 07/08/16	Hong Kong & Shanghai Bank	MYR	618	149,000	153,126	4,126
Expiring 07/22/16	BNP Paribas	MYR	1,630	396,529	403,637	7,108
Expiring 07/25/16	Hong Kong & Shanghai Bank	MYR	548	134,520	135,734	1,214
Expiring 07/27/16	Citigroup Global Markets	MYR	477	116,184	118,160	1,976
Expiring 07/27/16	Hong Kong & Shanghai Bank	MYR	371	90,239	91,852	1,613
Expiring 07/27/16	Morgan Stanley	MYR	4,421	1,087,062	1,094,460	7,398
Expiring 07/28/16	Citigroup Global Markets	MYR	400	99,847	99,061	(786)
Expiring 08/01/16	JPMorgan Chase	MYR	234	57,764	57,945	181
Expiring 08/10/16	Hong Kong & Shanghai Bank	MYR	742	184,114	183,492	(622)
Expiring 08/10/16	Morgan Stanley	MYR	1,416	344,856	350,217	5,361
Expiring 09/08/16	UBS AG	MYR	1,500	369,475	370,311	836
Expiring 09/21/16	Hong Kong & Shanghai Bank	MYR	1,470	368,467	362,552	(5,915)
Expiring 09/21/16	Hong Kong & Shanghai Bank	MYR	780	191,891	192,374	483

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso,
Expiring 09/21/16	Bank of America	MXN	2,621	$139,935	$142,132	$2,197
Expiring 09/21/16	Citigroup Global Markets	MXN	3,317	173,896	179,894	5,998
Expiring 09/21/16	Deutsche Bank AG	MXN	3,625	195,029	196,586	1,557
Expiring 09/21/16	Deutsche Bank AG	MXN	1,590	86,186	86,208	22
Expiring 09/21/16	Hong Kong & Shanghai Bank	MXN	2,901	155,000	157,323	2,323
Expiring 09/21/16	JPMorgan Chase	MXN	2,410	128,948	130,699	1,751
Expiring 09/21/16	Morgan Stanley	MXN	1,831	97,379	99,298	1,919
Expiring 09/21/16	RBC Dominion Securities	MXN	2,365	124,296	128,286	3,990
Expiring 09/21/16	Royal Bank of Scotland Group PLC	MXN	1,125	61,000	60,989	(11)
Expiring 09/21/16	State Street Bank	MXN	1,012	53,778	54,904	1,126
New Taiwanese Dollar,
Expiring 07/07/16	Standard Chartered PLC	TWD	9,716	299,517	301,248	1,731
Expiring 07/14/16	UBS AG	TWD	8,296	254,213	257,246	3,033
Expiring 09/21/16	Deutsche Bank AG	TWD	7,800	243,248	242,249	(999)
Expiring 09/21/16	JPMorgan Chase	TWD	7,200	223,867	223,615	(252)
Expiring 09/21/16	JPMorgan Chase	TWD	1,500	46,590	46,587	(3)
New Zealand Dollar,
Expiring 09/21/16	Deutsche Bank AG	NZD	250	177,326	177,738	412
Expiring 09/21/16	Deutsche Bank AG	NZD	30	20,906	21,329	423
Expiring 09/21/16	Deutsche Bank AG	NZD	20	14,186	14,219	33
Expiring 09/21/16	JPMorgan Chase	NZD	530	374,936	376,806	1,870
Expiring 09/21/16	Morgan Stanley	NZD	390	276,578	277,272	694
Expiring 09/21/16	State Street Bank	NZD	240	162,826	170,629	7,803
Norwegian Krone,
Expiring 09/21/16	Deutsche Bank AG	NOK	950	116,532	113,499	(3,033)
Expiring 09/21/16	Deutsche Bank AG	NOK	400	47,894	47,789	(105)
Expiring 09/21/16	JPMorgan Chase	NOK	4,250	508,684	507,762	(922)
Peruvian Nuevo Sol,
Expiring 09/14/16	Hong Kong & Shanghai Bank	PEN	567	168,976	171,003	2,027
Polish Zloty,
Expiring 09/21/16	Bank of America	PLN	420	106,941	106,253	(688)
Expiring 09/21/16	JPMorgan Chase	PLN	600	154,378	151,790	(2,588)
Expiring 09/21/16	Standard Chartered PLC	PLN	46,440	11,800,429	11,748,577	(51,852)
Expiring 09/21/16	UBS AG	PLN	1,107	278,912	280,159	1,247
Romanian Leu,
Expiring 09/21/16	UBS AG	RON	860	214,971	211,343	(3,628)
Russian Ruble,
Expiring 07/08/16	JPMorgan Chase	RUB	9,923	151,000	154,835	3,835
Expiring 07/08/16	JPMorgan Chase	RUB	9,881	151,000	154,176	3,176
Expiring 07/11/16	Credit Suisse First Boston Corp.	RUB	9,940	153,000	154,973	1,973
Expiring 07/11/16	Credit Suisse First Boston Corp.	RUB	9,826	153,000	153,204	204
Expiring 07/14/16	Citigroup Global Markets	RUB	3,932	61,000	61,255	255
Expiring 07/29/16	Credit Suisse First Boston Corp.	RUB	19,624	303,000	304,460	1,460
Expiring 07/29/16	Morgan Stanley	RUB	9,752	151,000	151,302	302
Expiring 08/01/16	Morgan Stanley	RUB	13,762	213,228	213,345	117
Expiring 08/18/16	Morgan Stanley	RUB	2,765	41,612	42,668	1,056
Expiring 09/21/16	Barclays Capital Group	RUB	500	7,219	7,646	427
Expiring 09/21/16	Standard Chartered PLC	RUB	784,750	11,279,195	12,000,871	721,676
Singapore Dollar,
Expiring 07/01/16	Societe Generale	SGD	127	93,720	94,276	556
Expiring 09/21/16	Deutsche Bank AG	SGD	210	155,118	155,751	633
Expiring 09/21/16	Deutsche Bank AG	SGD	160	117,981	118,667	686
Expiring 09/21/16	Morgan Stanley	SGD	1,530	1,108,323	1,134,754	26,431
South African Rand,
Expiring 09/21/16	Bank of America	ZAR	2,310	145,177	154,170	8,993
Expiring 09/21/16	Barclays Capital Group	ZAR	953	63,000	63,610	610
Expiring 09/21/16	Barclays Capital Group	ZAR	951	61,866	63,459	1,593

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South African Rand (continued),
Expiring 09/21/16	Barclays Capital Group	ZAR	935	$61,000	$62,413	$1,413
Expiring 09/21/16	Barclays Capital Group	ZAR	927	61,000	61,854	854
Expiring 09/21/16	Citigroup Global Markets	ZAR	955	62,000	63,739	1,739
Expiring 09/21/16	JPMorgan Chase	ZAR	1,190	78,875	79,421	546
Expiring 09/21/16	Standard Chartered PLC	ZAR	24,065	1,501,694	1,606,073	104,379
Expiring 09/21/16	Standard Chartered PLC	ZAR	962	61,000	64,171	3,171
Expiring 09/21/16	State Street Bank	ZAR	184,590	11,538,173	12,319,526	781,353
South Korean Won,
Expiring 07/05/16	Deutsche Bank AG	KRW	177,637	149,000	154,211	5,211
Expiring 07/08/16	Morgan Stanley	KRW	350,711	303,187	304,452	1,265
Expiring 07/15/16	Bank of America	KRW	231,905	195,905	201,302	5,397
Expiring 07/18/16	Deutsche Bank AG	KRW	180,211	153,000	156,425	3,425
Expiring 08/16/16	Deutsche Bank AG	KRW	177,637	151,438	154,138	2,700
Swedish Krona,
Expiring 09/21/16	Bank of America	SEK	1,500	181,778	177,950	(3,828)
Expiring 09/21/16	Bank of America	SEK	225	26,587	26,692	105
Expiring 09/21/16	Deutsche Bank AG	SEK	2,400	294,648	284,720	(9,928)
Expiring 09/21/16	Deutsche Bank AG	SEK	1,575	190,493	186,847	(3,646)
Expiring 09/21/16	JPMorgan Chase	SEK	97,800	11,801,759	11,602,332	(199,427)
Expiring 09/21/16	JPMorgan Chase	SEK	20,550	2,479,818	2,437,914	(41,904)
Expiring 09/21/16	JPMorgan Chase	SEK	225	27,404	26,692	(712)
Swiss Franc,
Expiring 09/21/16	Deutsche Bank AG	CHF	860	896,644	884,982	(11,662)
Expiring 09/21/16	Deutsche Bank AG	CHF	710	740,253	730,625	(9,628)
Expiring 09/21/16	Deutsche Bank AG	CHF	650	678,169	668,881	(9,288)
Expiring 09/21/16	JPMorgan Chase	CHF	590	616,278	607,138	(9,140)
Expiring 09/21/16	Standard Chartered PLC	CHF	7,890	8,011,047	8,119,192	108,145
Turkish Lira,
Expiring 09/21/16	Bank of America	TRY	30	9,929	10,226	297
Expiring 09/21/16	Morgan Stanley	TRY	761	252,196	259,408	7,212
Expiring 09/21/16	Royal Bank of Scotland Group PLC	TRY	460	156,000	156,868	868
Expiring 09/21/16	Royal Bank of Scotland Group PLC	TRY	450	152,000	153,384	1,384
Expiring 09/21/16	Standard Chartered PLC	TRY	35,050	11,566,893	11,947,756	380,863

				$311,701,694	$312,208,667	506,973

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 09/23/16	BNP Paribas	ARS	241	$15,320	$15,301	$19
Australian Dollar,
Expiring 09/21/16	Bank of America	AUD	750	541,186	557,639	(16,453)
Expiring 09/21/16	Bank of America	AUD	740	549,696	550,204	(508)
Expiring 09/21/16	Bank of America	AUD	150	108,237	111,528	(3,291)
Expiring 09/21/16	State Street Bank	AUD	16,250	11,695,190	12,082,165	(386,975)
Brazilian Real,
Expiring 07/05/16	Morgan Stanley	BRL	533	153,000	165,732	(12,732)
Expiring 07/05/16	Morgan Stanley	BRL	527	153,500	163,801	(10,301)
Expiring 07/05/16	Morgan Stanley	BRL	187	51,000	58,022	(7,022)
Expiring 07/05/16	RBC Dominion Securities	BRL	1,914	572,053	595,008	(22,955)
Expiring 07/05/16	RBC Dominion Securities	BRL	514	152,000	159,663	(7,663)
Expiring 08/02/16	Morgan Stanley	BRL	1,258	389,360	387,351	2,009
Expiring 09/02/16	Bank of America	BRL	510	156,000	155,493	507
Expiring 09/02/16	Barclays Capital Group	BRL	772	229,000	235,655	(6,655)

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 09/02/16	Deutsche Bank AG	BRL	498	$151,000	$151,790	$(790)
Expiring 09/02/16	Morgan Stanley	BRL	502	151,000	153,013	(2,013)
British Pound,
Expiring 09/21/16	Bank of America	GBP	790	1,139,930	1,052,564	87,366
Expiring 09/21/16	Deutsche Bank AG	GBP	8,625	11,429,315	11,491,597	(62,282)
Expiring 09/21/16	Deutsche Bank AG	GBP	675	992,149	899,342	92,807
Expiring 09/21/16	Deutsche Bank AG	GBP	190	275,041	253,149	21,892
Expiring 09/21/16	Standard Chartered PLC	GBP	16,185	23,362,708	21,564,233	1,798,475
Canadian Dollar,
Expiring 09/21/16	Bank of America	CAD	810	619,598	627,059	(7,461)
Expiring 09/21/16	Bank of America	CAD	670	523,056	518,678	4,378
Expiring 09/21/16	Deutsche Bank AG	CAD	70	53,564	54,190	(626)
Chilean Peso,
Expiring 07/14/16	Credit Suisse First Boston Corp.	CLP	64,409	94,054	97,184	(3,130)
Expiring 07/28/16	Hong Kong & Shanghai Bank	CLP	44,650	66,064	67,280	(1,216)
Chinese Renminbi,
Expiring 07/11/16	JPMorgan Chase	CNH	2,252	329,375	337,715	(8,340)
Expiring 07/12/16	JPMorgan Chase	CNH	1,509	221,042	226,315	(5,273)
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	1,446	212,495	216,800	(4,305)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	1,224	181,139	183,463	(2,324)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	724	106,782	108,565	(1,783)
Expiring 07/21/16	Standard Chartered PLC	CNH	1,478	216,944	221,574	(4,630)
Expiring 07/22/16	Standard Chartered PLC	CNH	1,467	216,951	219,906	(2,955)
Expiring 07/26/16	Deutsche Bank AG	CNH	741	109,874	111,120	(1,246)
Expiring 07/26/16	Deutsche Bank AG	CNH	185	27,299	27,701	(402)
Expiring 08/02/16	Deutsche Bank AG	CNH	802	118,717	120,128	(1,411)
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	1,120	165,766	167,790	(2,024)
Expiring 08/03/16	Deutsche Bank AG	CNH	399	59,033	59,821	(788)
Expiring 08/05/16	Barclays Capital Group	CNH	780	115,290	116,888	(1,598)
Expiring 08/16/16	Barclays Capital Group	CNH	973	144,672	145,767	(1,095)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	780	117,260	116,734	526
Expiring 09/01/16	Barclays Capital Group	CNH	2,677	401,874	400,557	1,317
Expiring 09/01/16	Barclays Capital Group	CNH	1,522	224,000	227,739	(3,739)
Expiring 09/01/16	Deutsche Bank AG	CNH	2,492	374,285	372,946	1,339
Expiring 09/01/16	Deutsche Bank AG	CNH	767	112,000	114,719	(2,719)
Expiring 09/01/16	Deutsche Bank AG	CNH	764	116,000	114,261	1,739
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	2,308	336,671	345,418	(8,747)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	2,289	347,000	342,585	4,415
Expiring 09/01/16	JPMorgan Chase	CNH	1,525	232,000	228,280	3,720
Expiring 09/01/16	JPMorgan Chase	CNH	778	116,000	116,424	(424)
Expiring 09/01/16	JPMorgan Chase	CNH	549	85,000	82,085	2,915
Expiring 09/01/16	Standard Chartered PLC	CNH	1,568	242,000	234,632	7,368
Expiring 09/01/16	Standard Chartered PLC	CNH	1,543	239,000	230,976	8,024
Expiring 09/01/16	Standard Chartered PLC	CNH	773	116,000	115,646	354
Expiring 09/01/16	Westpac Banking Corp.	CNH	1,523	232,000	227,937	4,063
Expiring 09/01/16	Westpac Banking Corp.	CNH	774	113,000	115,850	(2,850)
Expiring 09/21/16	Citigroup Global Markets	CNH	153,370	23,121,570	22,931,188	190,382
Expiring 09/21/16	Citigroup Global Markets	CNH	3,140	473,783	469,478	4,305
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	7,089	1,068,901	1,059,940	8,961
Expiring 09/21/16	JPMorgan Chase	CNH	1,400	211,823	209,322	2,501
Colombian Peso,
Expiring 07/05/16	Deutsche Bank AG	COP	3,417,914	1,152,948	1,168,771	(15,823)
Expiring 07/15/16	Credit Suisse First Boston Corp.	COP	1,329,908	439,022	453,685	(14,663)
Expiring 07/15/16	Morgan Stanley	COP	40,522	13,645	13,824	(179)
Expiring 09/02/16	Deutsche Bank AG	COP	1,577,980	516,862	532,906	(16,044)
Expiring 09/21/16	Barclays Capital Group	COP	924,000	288,931	310,722	(21,791)
Expiring 09/21/16	Standard Chartered PLC	COP	35,794,000	11,225,968	12,036,775	(810,807)

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Czech Koruna,
Expiring 09/21/16	BNP Paribas	CZK	9,928	$414,519	$408,155	$6,364
Danish Krone,
Expiring 09/21/16	Bank of America	DKK	1,150	175,500	172,139	3,361
Expiring 09/21/16	Bank of America	DKK	650	98,134	97,296	838
Expiring 09/21/16	Deutsche Bank AG	DKK	10	1,490	1,497	(7)
Euro,
Expiring 09/21/16	Bank of America	EUR	1,320	1,496,625	1,469,444	27,181
Expiring 09/21/16	Bank of New York Mellon	EUR	10,670	11,984,544	11,878,012	106,532
Expiring 09/21/16	BNP Paribas	EUR	1,260	1,415,232	1,402,652	12,580
Expiring 09/21/16	Deutsche Bank AG	EUR	1,090	1,208,002	1,213,405	(5,403)
Expiring 09/21/16	Deutsche Bank AG	EUR	161	182,202	179,499	2,703
Expiring 09/21/16	State Street Bank	EUR	980	1,117,490	1,091,206	26,284
Expiring 09/21/16	Westpac Banking Corp.	EUR	89	100,542	98,684	1,858
Hong Kong Dollar,
Expiring 09/21/16	Bank of America	HKD	1,500	193,461	193,542	(81)
Expiring 09/21/16	Bank of America	HKD	1,070	137,902	138,060	(158)
Expiring 09/21/16	Standard Chartered PLC	HKD	6,751	870,164	871,001	(837)
Hungarian Forint,
Expiring 09/21/16	Bank of America	HUF	30,000	106,883	105,423	1,460
Expiring 09/21/16	Bank of America	HUF	20,000	70,079	70,281	(202)
Expiring 09/21/16	State Street Bank	HUF	3,318,000	11,838,922	11,659,733	179,189
Indian Rupee,
Expiring 07/22/16	Morgan Stanley	INR	3,892	57,474	57,428	46
Expiring 09/21/16	Deutsche Bank AG	INR	10,000	146,167	146,007	160
Expiring 09/21/16	Morgan Stanley	INR	832,500	12,149,737	12,155,074	(5,337)
Indonesian Rupiah,
Expiring 07/15/16	Deutsche Bank AG	IDR	10,942,102	798,985	826,224	(27,239)
Expiring 07/18/16	JPMorgan Chase	IDR	2,053,857	153,000	155,012	(2,012)
Expiring 07/28/16	Citigroup Global Markets	IDR	2,110,271	156,000	159,021	(3,021)
Expiring 09/21/16	Deutsche Bank AG	IDR	8,910,000	666,916	664,315	2,601
Expiring 09/21/16	JPMorgan Chase	IDR	5,850,000	433,590	436,166	(2,576)
Expiring 09/21/16	JPMorgan Chase	IDR	2,790,000	207,899	208,018	(119)
Israeli Shekel,
Expiring 09/21/16	Bank of America	ILS	160	41,604	41,543	61
Expiring 09/21/16	Bank of America	ILS	160	41,501	41,543	(42)
Expiring 09/21/16	Deutsche Bank AG	ILS	80	20,659	20,771	(112)
Japanese Yen,
Expiring 07/01/16	Deutsche Bank AG	JPY	13,272	129,153	128,528	625
Expiring 09/21/16	Bank of America	JPY	170,000	1,633,745	1,651,121	(17,376)
Expiring 09/21/16	Bank of America	JPY	143,000	1,311,623	1,388,884	(77,261)
Expiring 09/21/16	Bank of America	JPY	37,000	339,371	359,362	(19,991)
Expiring 09/21/16	Deutsche Bank AG	JPY	30,000	292,902	291,374	1,528
Expiring 09/21/16	JPMorgan Chase	JPY	1,281,000	11,839,427	12,441,682	(602,255)
Malaysian Ringgit,
Expiring 07/08/16	UBS AG	MYR	1,500	370,040	371,900	(1,860)
Expiring 07/28/16	Deutsche Bank AG	MYR	1,050	254,470	259,867	(5,397)
Expiring 09/21/16	Bank of America	MYR	1,290	308,945	318,158	(9,213)
Expiring 09/21/16	JPMorgan Chase	MYR	300	73,913	73,990	(77)
Expiring 09/21/16	UBS AG	MYR	47,790	11,573,670	11,786,653	(212,983)
Mexican Peso,
Expiring 09/21/16	JPMorgan Chase	MXN	1,062	57,892	57,601	291
Expiring 09/21/16	Morgan Stanley	MXN	2,989	155,616	162,081	(6,465)
Expiring 09/21/16	RBC Dominion Securities	MXN	1,166	61,000	63,252	(2,252)
Expiring 09/21/16	Royal Bank of Scotland Group PLC	MXN	2,914	154,000	158,033	(4,033)
New Taiwanese Dollar,
Expiring 07/07/16	Hong Kong & Shanghai Bank	TWD	4,859	149,000	150,662	(1,662)
Expiring 07/07/16	Standard Chartered PLC	TWD	4,857	149,000	150,586	(1,586)

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 07/13/16	Hong Kong & Shanghai Bank	TWD	4,937	$153,000	$153,092	$(92)
Expiring 07/14/16	Citigroup Global Markets	TWD	10,068	307,704	312,205	(4,501)
Expiring 07/14/16	Citigroup Global Markets	TWD	4,933	153,000	152,966	34
Expiring 07/14/16	UBS AG	TWD	6,286	194,244	194,917	(673)
Expiring 07/15/16	UBS AG	TWD	5,667	173,110	175,727	(2,617)
Expiring 07/22/16	Morgan Stanley	TWD	9,889	303,287	306,700	(3,413)
Expiring 07/27/16	Hong Kong & Shanghai Bank	TWD	4,919	154,000	152,583	1,417
Expiring 07/28/16	JPMorgan Chase	TWD	16,017	490,280	496,857	(6,577)
Expiring 08/03/16	JPMorgan Chase	TWD	4,966	153,294	154,064	(770)
Expiring 08/10/16	Morgan Stanley	TWD	9,740	302,499	302,218	281
Expiring 08/18/16	Citigroup Global Markets	TWD	4,850	151,173	150,530	643
Expiring 08/22/16	Citigroup Global Markets	TWD	8,642	266,899	268,232	(1,333)
Expiring 08/26/16	Standard Chartered PLC	TWD	9,716	299,517	301,598	(2,081)
Expiring 09/21/16	Bank of America	TWD	513,000	15,709,211	15,932,526	(223,315)
Expiring 09/21/16	Bank of America	TWD	7,200	220,757	223,614	(2,857)
New Zealand Dollar,
Expiring 09/21/16	Bank of America	NZD	250	169,620	177,739	(8,119)
Expiring 09/21/16	Bank of America	NZD	20	13,570	14,220	(650)
Expiring 09/21/16	Bank of America	NZD	10	7,071	7,109	(38)
Expiring 09/21/16	Deutsche Bank AG	NZD	10	6,998	7,110	(112)
Expiring 09/21/16	State Street Bank	NZD	17,320	11,750,633	12,313,731	(563,098)
Norwegian Krone,
Expiring 09/21/16	Bank of America	NOK	250	30,202	29,868	334
Expiring 09/21/16	Bank of America	NOK	250	30,092	29,868	224
Expiring 09/21/16	Deutsche Bank AG	NOK	100	11,759	11,948	(189)
Philippine Peso,
Expiring 08/15/16	Deutsche Bank AG	PHP	7,448	160,017	157,982	2,035
Polish Zloty,
Expiring 09/21/16	Bank of America	PLN	270	68,083	68,305	(222)
Expiring 09/21/16	Deutsche Bank AG	PLN	750	195,301	189,738	5,563
Expiring 09/21/16	Deutsche Bank AG	PLN	325	81,925	82,225	(300)
Expiring 09/21/16	Hong Kong & Shanghai Bank	PLN	5,445	1,381,885	1,377,570	4,315
Expiring 09/21/16	Morgan Stanley	PLN	58	14,610	14,730	(120)
Russian Ruble,
Expiring 07/11/16	Citigroup Global Markets	RUB	8,253	127,767	128,674	(907)
Expiring 07/14/16	JPMorgan Chase	RUB	15,685	236,320	244,348	(8,028)
Expiring 07/14/16	Morgan Stanley	RUB	4,228	63,841	65,870	(2,029)
Expiring 07/27/16	Morgan Stanley	RUB	40,864	618,000	634,347	(16,347)
Expiring 08/04/16	Morgan Stanley	RUB	4,977	74,222	77,088	(2,866)
Expiring 08/11/16	Credit Suisse First Boston Corp.	RUB	11,173	168,434	172,740	(4,306)
Expiring 09/21/16	Deutsche Bank AG	RUB	26,500	405,819	405,254	565
Expiring 09/21/16	JPMorgan Chase	RUB	9,250	140,109	141,457	(1,348)
Expiring 09/21/16	JPMorgan Chase	RUB	6,750	102,737	103,226	(489)
Singapore Dollar,
Expiring 09/21/16	Bank of America	SGD	208	153,000	154,197	(1,197)
Expiring 09/21/16	Bank of America	SGD	110	79,752	81,583	(1,831)
Expiring 09/21/16	Bank of America	SGD	100	74,368	74,167	201
Expiring 09/21/16	Barclays Capital Group	SGD	413	308,000	306,253	1,747
Expiring 09/21/16	Citigroup Global Markets	SGD	1,253	907,625	929,597	(21,972)
Expiring 09/21/16	Citigroup Global Markets	SGD	203	149,000	150,805	(1,805)
Expiring 09/21/16	Deutsche Bank AG	SGD	412	302,000	305,550	(3,550)
Expiring 09/21/16	State Street Bank	SGD	206	154,000	152,994	1,006
South African Rand,
Expiring 09/21/16	Barclays Capital Group	ZAR	913	61,000	60,929	71
Expiring 09/21/16	BNP Paribas	ZAR	7,280	485,463	485,867	(404)
Expiring 09/21/16	BNP Paribas	ZAR	4,071	271,769	271,724	45
Expiring 09/21/16	Deutsche Bank AG	ZAR	8,050	531,694	537,256	(5,562)
Expiring 09/21/16	Deutsche Bank AG	ZAR	1,315	86,786	87,746	(960)

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South African Rand (continued),
Expiring 09/21/16	Deutsche Bank AG	ZAR	676	$43,544	$45,144	$(1,600)
Expiring 09/21/16	Morgan Stanley	ZAR	4,555	294,467	303,978	(9,511)
Expiring 09/21/16	Morgan Stanley	ZAR	1,316	82,580	87,833	(5,253)
Expiring 09/21/16	Morgan Stanley	ZAR	917	60,000	61,226	(1,226)
Expiring 09/21/16	Morgan Stanley	ZAR	658	43,811	43,889	(78)
Expiring 09/21/16	Morgan Stanley	ZAR	339	22,419	22,613	(194)
Expiring 09/21/16	Standard Chartered PLC	ZAR	945	61,000	63,051	(2,051)
Expiring 09/21/16	Standard Chartered PLC	ZAR	926	60,000	61,803	(1,803)
Expiring 09/21/16	UBS AG	ZAR	1,641	105,065	109,547	(4,482)
Expiring 09/21/16	UBS AG	ZAR	578	38,614	38,562	52
South Korean Won,
Expiring 07/05/16	Deutsche Bank AG	KRW	177,637	151,528	154,210	(2,682)
Expiring 07/08/16	JPMorgan Chase	KRW	174,691	149,000	151,649	(2,649)
Expiring 07/08/16	Morgan Stanley	KRW	176,021	151,000	152,803	(1,803)
Expiring 07/15/16	Citigroup Global Markets	KRW	174,979	151,000	151,889	(889)
Expiring 07/15/16	UBS AG	KRW	177,827	153,477	154,360	(883)
Expiring 07/15/16	Westpac Banking Corp.	KRW	164,851	141,314	143,097	(1,783)
Expiring 07/18/16	JPMorgan Chase	KRW	290,735	251,620	252,360	(740)
Expiring 07/25/16	Citigroup Global Markets	KRW	1,154,277	966,245	1,001,853	(35,608)
Expiring 08/16/16	Morgan Stanley	KRW	350,711	303,037	304,316	(1,279)
Swedish Krona,
Expiring 09/21/16	Bank of America	SEK	1,275	154,302	151,257	3,045
Expiring 09/21/16	Bank of America	SEK	1,050	127,706	124,565	3,141
Expiring 09/21/16	Deutsche Bank AG	SEK	675	82,870	80,078	2,792
Expiring 09/21/16	Deutsche Bank AG	SEK	600	70,565	71,180	(615)
Swiss Franc,
Expiring 09/21/16	Bank of America	CHF	480	501,143	493,944	7,199
Expiring 09/21/16	Bank of America	CHF	480	488,231	493,943	(5,712)
Expiring 09/21/16	Bank of America	CHF	480	488,231	493,943	(5,712)
Expiring 09/21/16	Bank of America	CHF	140	143,683	144,066	(383)
Expiring 09/21/16	Deutsche Bank AG	CHF	60	61,386	61,743	(357)
Expiring 09/21/16	Standard Chartered PLC	CHF	27,360	27,779,752	28,154,764	(375,012)
Thai Baht,
Expiring 07/27/16	Deutsche Bank AG	THB	7,815	221,938	222,282	(344)
Expiring 07/29/16	Deutsche Bank AG	THB	213	6,049	6,066	(17)
Expiring 08/11/16	Deutsche Bank AG	THB	5,386	152,462	153,157	(695)
Expiring 08/25/16	Deutsche Bank AG	THB	3,244	92,033	92,216	(183)
Expiring 09/02/16	Deutsche Bank AG	THB	18,101	513,621	514,513	(892)
Turkish Lira,
Expiring 09/21/16	Bank of America	TRY	990	337,446	337,468	(22)
Expiring 09/21/16	Deutsche Bank AG	TRY	10	3,368	3,408	(40)
Expiring 09/21/16	Hong Kong & Shanghai Bank	TRY	459	153,000	156,594	(3,594)
Expiring 09/21/16	JPMorgan Chase	TRY	350	118,125	119,308	(1,183)
Expiring 09/21/16	Royal Bank of Scotland Group PLC	TRY	459	153,000	156,514	(3,514)
United Arab Emirates Dirham,
Expiring 08/11/16	BNP Paribas	AED	964	262,000	262,448	(448)
Expiring 08/15/16	BNP Paribas	AED	6,358	1,727,000	1,730,517	(3,517)

				$248,228,012	$249,439,280	(1,211,268)

						$(704,295)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/21/16	Buy	EUR	133	HUF	41,820	$1,100	Bank of America
09/21/16	Buy	EUR	140	HUF	44,559	(735)	Bank of America
09/21/16	Buy	EUR	94	PLN	415	(5)	BNP Paribas
09/21/16	Buy	EUR	139	PLN	621	(2,357)	Deutsche Bank AG
09/21/16	Buy	EUR	280	PLN	1,255	(5,812)	JPMorgan Chase
09/21/16	Buy	EUR	23	HUF	7,213	258	Royal Bank of Scotland Group PLC
09/21/16	Buy	EUR	139	PLN	622	(2,619)	Royal Bank of Scotland Group PLC
09/21/16	Buy	EUR	60	HUF	18,821	655	UBS AG
09/21/16	Buy	EUR	138	PLN	617	(2,518)	UBS AG
09/21/16	Buy	EUR	140	HUF	44,747	(1,396)	UBS AG
09/21/16	Buy	HUF	42,805	EUR	136	(979)	BNP Paribas
09/21/16	Buy	HUF	42,909	EUR	136	(613)	UBS AG
09/21/16	Buy	PLN	403	EUR	91	533	Bank of America
09/21/16	Buy	PLN	1,169	EUR	269	(3,732)	Citigroup Global Markets

						$(18,220)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
BRL	2,130	01/02/17	11.550%	Brazil Interbank Deposit Rate(1)	$(22,740)	$—	$(22,740)	Credit Suisse First Boston Corp.
BRL	1,440	01/02/17	15.740%	Brazil Interbank Deposit Rate(1)	6,789	—	6,789	Citigroup Global Markets
BRL	40	01/02/17	11.770%	Brazil Interbank Deposit Rate(1)	(357)	—	(357)	Deutsche Bank AG
BRL	3,270	01/02/18	13.877%	Brazil Interbank Deposit Rate(1)	10,298	—	10,298	Deutsche Bank AG
BRL	290	01/02/18	11.150%	Brazil Interbank Deposit Rate(1)	(4,443)	—	(4,443)	Credit Suisse First Boston Corp.
BRL	2,090	01/04/21	16.150%	Brazil Interbank Deposit Rate(1)	74,695	—	74,695	Morgan Stanley
BRL	740	01/04/21	13.927%	Brazil Interbank Deposit Rate(2)	(12,702)	—	(12,702)	Deutsche Bank AG
BRL	570	01/04/21	11.410%	Brazil Interbank Deposit Rate(2)	6,051	—	6,051	Morgan Stanley
BRL	480	01/04/21	16.170%	Brazil Interbank Deposit Rate(1)	17,237	—	17,237	Deutsche Bank AG
BRL	1,820	01/02/23	13.602%	Brazil Interbank Deposit Rate(2)	(32,668)	—	(32,668)	Deutsche Bank AG
BRL	740	01/02/25	14.335%	Brazil Interbank Deposit Rate(1)	21,378	—	21,378	Deutsche Bank AG
BRL	620	01/02/25	12.340%	Brazil Interbank Deposit Rate(2)	(1,483)	—	(1,483)	Deutsche Bank AG
COP	3,290,440	06/13/17	7.220%	Colombia Interbank rate(2)	(7,201)	—	(7,201)	Citigroup Global Markets
COP	1,791,670	06/15/17	7.230%	Colombia Interbank rate(2)	(3,122)	—	(3,122)	Morgan Stanley
COP	2,854,820	06/21/17	7.255%	Colombia Interbank rate(2)	(2,348)	—	(2,348)	Deutsche Bank AG
COP	423,180	04/15/19	5.110%	90 Day Colombian Interbank rate(2)	5,588	—	5,588	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
COP	224,740	04/22/19	5.190%	Colombia Interbank rate(2)	$2,725	$—	$2,725	JPMorgan Chase
KRW	246,840	03/03/17	2.850%	3 Month Certificate of Deposit(1)	2,348	—	2,348	Deutsche Bank AG
KRW	840,670	03/07/17	2.875%	3 Month Certificate of Deposit(1)	8,267	—	8,267	Citigroup Global Markets
KRW	1,319,500	10/06/17	2.239%	3 Month Certificate of Deposit(2)	16,120	—	16,120	Citigroup Global Markets
KRW	915,800	10/06/17	2.245%	3 Month Certificate of Deposit(1)	11,262	—	11,262	Deutsche Bank AG
KRW	116,820	10/13/17	2.250%	3 Month Certificate of Deposit(1)	1,441	(7)	1,448	Morgan Stanley
KRW	221,190	10/14/17	2.240%	3 Month Certificate of Deposit(1)	2,713	(13)	2,726	Citigroup Global Markets
KRW	202,870	10/14/17	2.250%	3 Month Certificate of Deposit(1)	2,514	(12)	2,526	Morgan Stanley
KRW	202,870	10/14/17	2.245%	3 Month Certificate of Deposit(1)	2,511	(12)	2,523	Morgan Stanley
KRW	445,020	10/15/17	2.252%	3 Month Certificate of Deposit(1)	5,522	(26)	5,548	Deutsche Bank AG
KRW	299,010	10/28/17	2.172%	3 Month Certificate of Deposit(1)	3,435	—	3,435	Deutsche Bank AG
KRW	533,310	02/07/19	1.461%	3 Month Certificate of Deposit(1)	2,862	—	2,862	Morgan Stanley
KRW	1,473,020	05/14/23	2.000%	3 month Certificate of Deposit(1)	(109,003)	—	(109,003)	Barclays Capital Group
KRW	411,360	07/11/24	2.940%	3 Month Certificate of Deposit(1)	46,778	—	46,778	Citigroup Global Markets
THB	11,140	11/26/16	1.800%	6 Month Thailand reference rate(1)	512	—	512	Citigroup Global Markets
THB	7,690	02/04/21	1.903%	6 Month Thailand reference rate(1)	2,263	—	2,263	Citigroup Global Markets
THB	3,360	02/15/21	1.815%	6 Month Thailand reference rate(1)	545	—	545	Citigroup Global Markets
THB	4,390	02/16/21	1.830%	6 Month Thailand reference rate(1)	797	—	797	Credit Suisse First Boston Corp.
THB	5,230	02/23/21	1.880%	6 Month Thailand reference rate(1)	1,300	—	1,300	Morgan Stanley
ZAR	3,400	06/07/18	7.100%	3 Month JIBAR(1)	(2,055)	—	(2,055)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 Month JIBAR(1)	(814)	—	(814)	Deutsche Bank AG
ZAR	18,000	04/30/20	6.000%	3 Month JIBAR(1)	(73,925)	—	(73,925)	Morgan Stanley

					$(16,910)	$(70)	$(16,840)

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	90	09/21/23	0.750%	6 Month EURIBOR(2)	$(3,807)	$(4,047)	$(240)
HKD	3,810	09/21/21	1.500%	3 Month HIBOR(2)	2,311	(8,052)	(10,363)
MXN	18,530	10/14/16	3.680%	1 Month Mexican Deposit Rate(1)	2	(2,501)	(2,503)
MXN	5,370	09/25/18	4.118%	1 Month Mexican Deposit Rate(2)	3	(939)	(942)
MXN	1,610	09/15/21	6.000%	1 Month Mexican Deposit Rate(1)	530	1,670	1,140
MXN	13,210	09/13/23	5.750%	28 Day Mexican Interbank rate(1)	(7,780)	(5,090)	2,690
PLN	850	09/21/20	2.018%	6 Month WIBOR(1)	—	2,487	2,487
ZAR	3,310	06/13/19	7.640%	3 Month LIBOR(1)	—	(331)	(331)
ZAR	1,200	09/05/19	7.280%	3M onth JIBAR(1)	1	(1,003)	(1,004)
ZAR	3,620	09/08/19	7.310%	3 Month JIBAR(1)	3	(2,834)	(2,837)
ZAR	2,280	09/21/23	8.350%	3 Month JIBAR(1)	—	1,424	1,424
ZAR	1,120	12/18/24	7.890%	3 Month JIBAR(2)	—	1,645	1,645

					$(8,737)	$(17,571)	$(8,834)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.IG.26	06/20/21	1.000%	93,275	$(510,237)	$(1,049,489)	$(539,252)

				$(510,237)	$(1,049,489)	$(539,252)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
CMBX.NA.AAA.6	05/11/63	0.500%	200		*	$(3,144)	$(5,029)	$1,885	Credit Suisse First Boston Corp.
CMBX.NA.AAA.6	05/11/63	0.500%	200		*	(3,144)	(4,787)	1,643	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	1,600		*	(41,469)	(44,287)	2,818	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	700		*	(18,144)	(25,681)	7,537	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	600		*	(15,552)	(21,672)	6,120	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	500		*	(12,959)	(19,286)	6,327	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400		*	(10,368)	(15,268)	4,900	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	400		*	(10,368)	(15,124)	4,756	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (continued):
CMBX.NA.AAA.7	01/17/47	0.500%	400		*	$(10,368)	$(15,582)	$5,214	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400		*	(10,368)	(15,582)	5,214	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400		*	(10,368)	(14,520)	4,152	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400		*	(10,368)	(14,777)	4,409	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	300		*	(7,776)	(10,055)	2,279	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,184)	(7,388)	2,204	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,184)	(7,031)	1,847	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,184)	(7,188)	2,004	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,184)	(7,260)	2,076	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,184)	(7,706)	2,522	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,184)	(7,404)	2,220	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200		*	(5,183)	(7,569)	2,386	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	1,800		*	(67,095)	(72,434)	5,339	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	1,800		*	(67,095)	(80,820)	13,725	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	1,000		*	(37,277)	(49,556)	12,279	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	900		*	(33,547)	(36,749)	3,202	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	800		*	(29,820)	(33,769)	3,949	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	700		*	(26,094)	(35,542)	9,448	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	500		*	(18,637)	(21,734)	3,097	Barclays Capital Group

						$(480,248)	$(603,800)	$123,552

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	0.692%	$(687)	$(202)	$(485)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	0.692%	(687)	(213)	(474)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.692%	(516)	(335)	(181)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.692%	(516)	(102)	(414)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	0.692%	(430)	(170)	(260)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(133)	(211)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(249)	(95)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(301)	(43)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(300)	(44)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(320)	(24)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(358)	14	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.692%	(344)	(156)	(188)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	0.692%	(258)	(100)	(158)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	0.692%	(172)	(68)	(104)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	0.692%	(172)	(82)	(90)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.692%	(172)	(67)	(105)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.692%	(172)	(133)	(39)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	0.692%	(86)	(66)	(20)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	0.692%	(86)	(44)	(42)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	0.733%	(1,302)	—	(1,302)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	0.733%	(1,139)	(2,155)	1,016	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	0.738%	(895)	(747)	(148)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	0.733%	(732)	(482)	(250)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	0.733%	(650)	(476)	(174)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	0.733%	(569)	(214)	(355)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.733%	(488)	(389)	(99)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.733%	(488)	(780)	292	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/19	1.000%	50	0.733%	$(407)	$(223)	$(184)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.738%	(407)	(331)	(76)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.733%	(407)	(352)	(55)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	0.733%	(325)	(275)	(50)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	0.733%	(325)	(98)	(227)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.733%	(244)	(196)	(48)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.738%	(244)	(292)	48	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.733%	(244)	(326)	82	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.738%	(244)	(193)	(51)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.733%	(163)	(123)	(40)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.738%	(163)	(126)	(37)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	0.733%	(81)	(57)	(24)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	380	1.108%	1,662	641	1,021	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	340	1.108%	1,478	4,107	(2,629)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	320	1.108%	1,391	2,808	(1,417)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	300	1.108%	1,304	3,754	(2,450)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	260	1.108%	1,138	3,106	(1,968)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	240	1.108%	1,050	2,932	(1,882)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	1.095%	875	1,318	(443)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	1.108%	875	2,426	(1,551)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	170	1.095%	744	914	(170)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	150	1.108%	656	2,025	(1,369)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	100	1.108%	437	1,014	(577)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	60	1.108%	262	715	(453)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	40	1.108%	175	269	(94)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	1.108%	44	84	(40)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	1.108%	44	88	(44)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/21	1.000%	970	1.213%	$9,524	$11,551	$(2,027)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	250	1.213%	2,455	2,447	8	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	230	1.213%	2,258	2,458	(200)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	1.213%	1,571	1,558	13	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	1.213%	1,571	1,740	(169)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	1.213%	1,571	1,736	(165)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	130	1.213%	1,276	1,235	41	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	120	1.213%	1,178	1,368	(190)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	1.213%	1,178	1,161	17	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	1.213%	1,178	1,231	(53)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	60	1.213%	589	566	23	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	20	1.213%	(208)	194	(402)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	20	1.213%	196	(168)	364	JPMorgan Chase

					$20,593	$42,044	$(21,451)

Cash of $842,847 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements:
TRY	1,490	8.05%	668	3 Month LIBOR	Deutsche Bank AG	12/04/16	$(129,472)	$—	$(129,472)
TRY	514	8.08%	230	3 Month LIBOR	Deutsche Bank AG	12/05/16	(44,111)	—	(44,111)
ZAR	927	6.49%	89	3 Month LIBOR	Deutsche Bank AG	05/23/19	(26,158)	(85)	(26,073)
ZAR	580	6.34%	56	3 Month LIBOR	Citigroup Global Markets	05/13/24	(16,427)	(147)	(16,280)
ZAR	1,190	6.34%	115	3 Month LIBOR	Morgan Stanley	05/13/24	(33,625)	(246)	(33,379)

							$(249,793)	$(478)	$(249,315)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$566,011,564	$—	$—
Common Stocks	387,195,441	434,179,657	92,111
Exchange Traded Funds	7,761,750	—	—
Preferred Stocks	4,228,821	3,298,528	3,556
Rights	187	100	1,057
Unaffiliated Funds	6,655,356	139,554	—
Warrants	4,480	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	46,928,176	8,964,009
Non-Residential Mortgage-Backed Securities	—	38,968,646	—
Bank Loans	—	45,365,671	2,725,592
Commercial Mortgage-Backed Securities	—	71,311,463	—
Corporate Bonds	—	362,396,571	—
Foreign Government Bonds	—	71,622,170	—
Municipal Bonds	—	8,613,399	—
Residential Mortgage-Backed Securities	—	24,817,255	—
U.S. Government Agency Obligations	—	243,496,936	—
U.S. Treasury Obligations	—	233,472,179	—
Options Purchased	294,675	1,571,321	—
U.S. Government Agency Obligations — Short	—	(10,543,125)	—
Options Written	(100,608)	(1,505,794)	—
Other Financial Instruments*
Futures Contracts	(2,615,596)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(704,295)	—
OTC Cross Currency Exchange Contracts	—	(18,220)	—
OTC Interest Rate Swap Agreements	—	(16,910)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,834)	—
OTC Credit Default Swap Agreements	—	(459,655)	—
Centrally Cleared Credit Default Swap Agreements	—	(539,252)	—
OTC Currency Swap Agreements	—	(249,793)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3

Total	$969,436,070	$1,572,135,748	$11,786,325

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	21.6%
U.S. Government Agency Obligations	9.3
U.S. Treasury Obligations	8.9
Banks	7.1
Real Estate Investment Trusts (REITs)	3.7
Commercial Mortgage-Backed Securities	2.7
Foreign Government Bonds	2.7
Pharmaceuticals	2.3
Collateralized Loan Obligations	2.1
Insurance	1.6
Media	1.5
Non-Residential Mortgage-Backed Securities	1.5
Beverages	1.3
Oil, Gas & Consumable Fuels	1.2
Food Products	1.1
Technology Hardware, Storage & Peripherals	1.1
Telecommunications	1.1
Diversified Financial Services	1.0
Residential Mortgage-Backed Securities	1.0
Software	1.0
Food & Staples Retailing	0.9
Real Estate Management & Development	0.9
Diversified Telecommunication Services	0.8
Electric Utilities	0.8
Health Care Providers & Services	0.8
Industrial Conglomerates	0.8
Agriculture	0.7
Chemicals	0.7
IT Services	0.6
Machinery	0.6
Metals & Mining	0.6
Pipelines	0.6
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	0.6
Aerospace & Defense	0.5
Automobiles	0.5
Electric	0.5
Electronic Equipment, Instruments & Components	0.5
Hotels, Restaurants & Leisure	0.5
Internet Software & Services	0.5
Oil & Gas	0.5
Retail	0.5
Wireless Telecommunication Services	0.5
Health Care Equipment & Supplies	0.4
Healthcare-Products	0.4
Road & Rail	0.4
Auto Components	0.3
Auto Manufacturers	0.3
Biotechnology	0.3
Commercial Services & Supplies	0.3

Construction & Engineering	0.3%
Exchange Traded Funds	0.3
Foods	0.3
Healthcare-Services	0.3
Household Durables	0.3
Multi-Utilities	0.3
Municipal Bonds	0.3
Textiles, Apparel & Luxury Goods	0.3
Unaffiliated Funds	0.3
Airlines	0.2
Capital Markets	0.2
Communications Equipment	0.2
Electrical Equipment	0.2
Household Products	0.2
Internet	0.2
Lodging	0.2
Multiline Retail	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Transportation Infrastructure	0.2
Air Freight & Logistics	0.1
Building Products	0.1
Commercial Services	0.1
Computers	0.1
Construction Materials	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Gas Utilities	0.1
Home Builders	0.1
Household Products/Wares	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Life Sciences Tools & Services	0.1
Options Purchased	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Real Estate	0.1
Semiconductors	0.1
Thrifts & Mortgage Finance	0.1
Tobacco	0.1
Trucking & Leasing	0.1
Water Utilities	0.1

98.0
U.S. Government Agency Obligations — Shorts	(0.4)
Options Written	—
Other assets in excess of liabilities	2.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$539,252	*
Credit contracts	Unrealized appreciation on OTC swap agreements	126,491		Unrealized depreciation on OTC swap agreements	24,390
Credit contracts	Premiums paid for OTC swap agreements	53,446		Premiums received for OTC swap agreements	615,202
Equity contracts	Due from/to broker- variation margin futures	3,857,788	*	Due from/to broker-variation margin futures	3,148,026	*
Equity contracts	Unaffiliated investments	1,871,820		Options written outstanding, at value	1,606,402
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,718,139		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,422,434
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	2,546		Unrealized depreciation on OTC cross currency exchange contracts	20,766
Interest rate contracts	Due from/to broker- variation margin futures	4,873,154	*	Due from/to broker-variation margin futures	8,198,512	*
Interest rate contracts	Due from/to broker- variation margin swaps	9,386	*	Due from/to broker-variation margin swaps	18,220	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	256,021		Unrealized depreciation on OTC swap agreements	522,176
Interest rate contracts	—	—		Premiums received for OTC swap agreements	548

Total		$18,768,791			$23,115,928

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The	effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Credit contracts	$—	$—	$—	$—	$(1,345,791)	$—	$(1,345,791)
Equity contracts	(102,090)	1,131,074	382,404	(11,541,781)	—	—	(10,130,393)
Foreign exchange contracts	—	—	—	—	(51,667)	2,684,422	2,632,755
Interest rate contracts	—	—	—	4,222,138	118,872	—	4,341,010

Total	$(102,090)	$1,131,074	$382,404	$(7,319,643)	$(1,278,586)	$2,684,422	$(4,502,419)

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Credit contracts	$—	$—	$—	$—	$—	$(256,655)	$—	$(256,655)
Equity contracts	(85)	328	(4,563,834)	1,175,934	(778,393)	(1,035)	—	(4,167,085)
Foreign exchangecontracts	—	—	—	—	—	—	(1,059,835)	(1,059,835)
Interest ratecontracts	—	—	—	—	(3,177,505)	425,994	—	(2,751,511)

Total	$(85)	$328	$(4,563,834)	$1,175,934	$(3,955,898)	$168,304	$(1,059,835)	$(8,235,086)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Cross Currency Exchange Contracts(3)	Forward Foreign Currency Exchange Contracts — Purchased(4)	Forward Foreign Currency Exchange Contracts — Sold(4)
$3,720,991	$763	$759,532,430	$130,660,076	$1,266,473	$289,151,283	$213,351,834

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements — Buy Protection(2)	Credit Default Swap Agreements — Sell Protection(2)	Total Return Swap Agreements(2)	Currency Swap Agreements(2)
$55,421	$66,927	$11,933	$96	$4,452

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$170,552	$(170,552)	$—	$—
Bank of New York Mellon	106,532	(3,333)	—	103,199
Barclays Capital Group	72,618	(72,618)	—	—
BNP Paribas	31,272	(31,272)	—	—
Citigroup Global Markets	369,307	(127,379)	—	241,928
Credit Suisse First Boston Corp.	81,194	(81,194)	—	—
Deutsche Bank AG	415,555	(415,555)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Hong Kong & Shanghai Bank	$50,968	$(38,999)	$—	$11,969
JPMorgan Chase.	1,310,654	(1,310,654)	—	—
Morgan Stanley	267,334	(267,334)	—	—
RBC Dominion Securities	25,825	(25,825)	—	—
Royal Bank of Scotland Group PLC	11,542	(11,542)	—	—
Societe Generale.	556	—	—	556
Standard Chartered PLC	3,146,815	(1,267,654)	—	1,879,161
State Street Bank	1,204,418	(950,073)	—	254,345
UBS AG	885,580	(231,653)	—	653,927
Westpac Banking Corp.	5,921	(4,633)	—	1,288

	$8,156,643

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(407,661)	$170,552	$—	$(237,109)
Bank of New York Mellon	(3,333)	3,333	—	—
Barclays Capital Group	(485,233)	72,618	412,615	—
BNP Paribas	(61,159)	31,272	—	(29,887)
Citigroup Global Markets	(127,379)	127,379	—	—
Credit Suisse First Boston Corp.	(312,332)	81,194	231,138	—
Deutsche Bank AG	(1,532,209)	415,555	290,000	(826,654)
Hong Kong & Shanghai Bank	(38,999)	38,999	—	—
JPMorgan Chase.	(3,853,427)	1,310,654	—	(2,542,773)
Morgan Stanley	(279,080)	267,334	11,746	—
RBC Dominion Securities	(32,870)	25,825	—	(7,045)
Royal Bank of Scotland Group PLC	(17,821)	11,542	—	(6,279)
Societe Generale.	—	—	—	—
Standard Chartered PLC	(1,267,654)	1,267,654	—	—
State Street Bank	(950,073)	950,073	—	—
UBS AG	(231,653)	231,653	—	—
Westpac Banking Corp.	(4,633)	4,633	—	—

	$(9,605,516)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $14,288,739:
Unaffiliated investments (cost $1,968,826,826)	$2,004,108,661
Affiliated investments (cost $567,278,175)	566,011,564
Cash	10,845,826
Deposit with broker for futures and centrally cleared swaps	45,955,359
Receivable for investments sold	101,535,770
Dividends and interest receivable	10,401,691
Receivable for fund share sold	8,790,796
Unrealized appreciation on OTC forward foreign currency contracts	7,718,139
Due from broker-variation margin futures	6,444,365
Cash segregated for counterparty—OTC	3,380,025
Tax reclaim receivable	1,775,243
Unrealized appreciation on OTC swap agreements	382,512
Premiums paid for OTC swap agreements	53,446
Receivable from affiliate	23,904
Unrealized appreciation on OTC cross currency exchange contracts	2,546
Prepaid expenses	3,279

Total Assets	2,767,433,126

LIABILITIES:
Payable for investments purchased	104,288,168
Payable to broker for collateral for securities on loan	14,497,238
Securities sold short, at value (proceeds received $10,480,547)	10,543,125
Unrealized depreciation on OTC forward foreign currency contracts	8,422,434
Payable to custodian	4,460,225
Options written outstanding, at value (premiums received $2,782,336)	1,606,402
Premiums received for OTC swap agreements	615,750
Unrealized depreciation on OTC swap agreements	546,566
Advisory fees payable	487,707
Due to broker-variation margin swaps	175,426
Accrued expenses and other liabilities	77,121
Distribution fee payable	70,685
Unrealized depreciation on OTC cross currency exchange contracts	20,766
Affiliated transfer agent fee payable	342
Foreign withholding taxes payable	18
Payable for fund share repurchased	17

Total Liabilities	145,811,990

NET ASSETS	$2,621,621,136

Net assets were comprised of:
Paid-in capital	$2,034,668,040
Retained earnings	586,953,096

Net assets, June 30, 2016	$2,621,621,136

Net asset value and redemption price per share, $2,621,621,136 / 212,772,802 outstanding shares of beneficial interest	$12.32

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$15,214,401
Unaffiliated dividend income (net) (foreign withholding tax $1,183,331, of which $103,055 is reimbursable by an affiliate)	12,903,788
Affiliated dividend income	1,582,349
Affiliated income from securities lending, net	240,319

29,940,857

EXPENSES
Advisory fees	9,432,761
Distribution fee	3,108,201
Custodian and accounting fees	557,000
Audit fee	28,000
Insurance expenses	19,000
Trustees’ fees	18,000
Shareholders’ reports	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	382
Miscellaneous	123,003

Total expenses	13,308,347
Less: advisory fee waivers and/or expense reimbursement	(2,797,737)
Less: distribution fee waiver	(34,434)

Net expenses	10,476,176

NET INVESTMENT INCOME (LOSS)	19,464,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(17,753,580)
Futures transactions	(7,319,643)
Options written transactions	382,404
Swap agreements transactions	(1,278,586)
Foreign currency transactions	2,093,990

(23,875,415)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(500,753))	62,047,625
Futures	(3,955,898)
Options written	1,175,934
Swap agreements	168,304
Foreign currencies	(877,533)

58,558,432

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	34,683,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,147,698

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,464,681	$33,834,005
Net realized gain (loss) on investment and foreign currency transactions	(23,875,415)	34,451,675
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	58,558,432	(94,516,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,147,698	(26,230,681)

FUND SHARE TRANSACTIONS:
Fund share sold [35,670,537 and 7,679,900 shares, respectively]	425,538,848	93,137,714
Fund share repurchased [45,207,648 and 33,304,244 shares, respectively]	(524,607,321)	(401,099,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(99,068,473)	(307,962,031)

CAPITAL CONTRIBUTIONS (NOTE 4)	732,765	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,188,010)	(334,192,712)
NET ASSETS:
Beginning of period	2,665,809,146	3,000,001,858

End of period	$2,621,621,136	$2,665,809,146

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 87.3%
COMMON STOCKS — 50.0%	Shares	Value (Note 2)
Australia — 0.2%
Atlassian Corp. PLC (Class A Stock)*	8,902	$230,562
Australia & New Zealand Banking Group Ltd.	22,726	414,069
BHP Billiton Ltd.	135,750	1,891,847
Challenger Ltd.	50,333	328,838
Fortescue Metals Group Ltd.	184,455	493,610
Goodman Group, REIT	84,008	450,579
Oil Search Ltd.	121,632	614,190
South32 Ltd.*	424,051	497,322
Star Entertainment Group Ltd. (The)	78,435	319,602
Woodside Petroleum Ltd.	21,902	444,113

		5,684,732

Belgium — 0.3%
Ageas	10,223	355,346
Anheuser-Busch InBev SA/NV	47,421	6,270,811
bpost SA	13,272	339,747
Delhaize Group	3,829	404,476

		7,370,380

Brazil — 0.2%
AMBEV SA, ADR	39,913	235,886
Banco Bradesco SA, ADR	28,990	226,412
Banco do Brasil SA	250,666	1,326,564
Cia Brasileira de Distribuicao, ADR	39,310	571,961
EDP — Energias do Brasil SA	156,650	664,189
Kroton Educacional SA	61,039	257,852
Marfrig Global Foods SA*	185,260	321,233
MRV Engenharia e Participacoes SA	227,830	758,180
Sul America SA, UTS	69,810	339,238

		4,701,515

Canada — 0.5%
Alimentation Couche-Tard, Inc. (Class B Stock)	9,861	423,459
Bank of Nova Scotia (The)	8,093	396,585
BCE, Inc.	9,221	436,373
Brookfield Asset Management, Inc. (Class A Stock), (XYSE)	13,050	431,717
Canadian Imperial Bank of Commerce	4,799	360,459
Canadian National Railway Co.	6,904	407,683
Canadian Pacific Railway Ltd., (XLON)	13,344	1,718,574
Canadian Pacific Railway Ltd., (XTSE)	6,416	826,017
Gildan Activewear, Inc.	15,322	449,394
Loblaw Cos. Ltd.	8,581	459,022
Novadaq Technologies, Inc.*	97,545	959,843
TransCanada Corp.	16,978	768,245
Waste Connections, Inc.	76,648	5,522,488

		13,159,859

Chile
Cencosud SA	123,740	352,632

China — 1.5%
AAC Technologies Holdings, Inc.	115,500	987,425
Alibaba Group Holding Ltd., ADR*(a)	10,920	868,468
ANTA Sports Products Ltd.	214,000	431,241
Baidu, Inc., ADR*	11,400	1,882,710
Bank of China Ltd. (Class H Stock)	4,870,000	1,957,292
Belle International Holdings Ltd.	1,273,000	749,242

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China CITIC Bank Corp. Ltd. (Class H Stock)	1,652,000	$1,010,508
China Construction Bank Corp. (Class H Stock)	5,026,000	3,350,523
China Everbright Bank Co. Ltd. (Class H Stock)*	856,000	393,225
China Lesso Group Holdings Ltd.	324,000	172,394
China Merchants Bank Co. Ltd. (Class H Stock)*	684,000	1,543,187
China Mobile Ltd.	292,500	3,379,608
China Overseas Land & Investment Ltd.	1,086,000	3,462,007
China Power International Development Ltd.	758,000	279,806
China Railway Construction Corp. Ltd. (Class H Stock)*	354,500	446,597
China Vanke Co. Ltd. (Class H Stock)	450,800	890,245
Chlitina Holding Ltd.	64,000	334,330
CNOOC Ltd.	2,592,000	3,235,385
CSPC Pharmaceutical Group Ltd.	378,000	337,729
Geely Automobile Holdings Ltd.	1,820,000	992,704
Great Wall Motor Co. Ltd. (Class H Stock)	650,000	543,445
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	734,000	880,799
Huadian Power International Corp. Ltd. (Class H Stock)	754,000	361,384
Huaneng Power International, Inc. (Class H Stock)	546,000	339,132
Jiangnan Group Ltd.	1,028,000	165,119
Mandatory Exchangeable Trust*	25,100	2,566,099
NetEase, Inc., ADR	8,210	1,586,336
PICC Property & Casualty Co. Ltd. (Class H Stock)	710,000	1,119,417
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	347,500	1,539,660
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)*	154,700	343,029
Shenzhen Expressway Co. Ltd. (Class H Stock)	420,000	384,325
Shenzhen International Holdings Ltd.	260,250	378,437
Shenzhou International Group Holdings Ltd.	58,000	280,469
Sinopharm Group Co. Ltd. (Class H Stock)	246,800	1,185,550
Sunny Optical Technology Group Co. Ltd.	137,000	482,356
Tencent Holdings Ltd.	109,800	2,518,776
TravelSky Technology Ltd. (Class H Stock)	233,000	450,441
Trina Solar Ltd., ADR*	46,850	362,619
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	140,400	193,150
Xinyi Solar Holdings Ltd.	790,000	313,827
Zhejiang Expressway Co. Ltd. (Class H Stock)	508,000	480,583

		43,179,579

Denmark — 0.1%
Novo Nordisk A/S (Class B Stock)	58,567	3,154,003
Pandora A/S	2,335	318,026

		3,472,029

Egypt
Commercial International Bank Egypt SAE, GDR	119,405	427,470

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland — 0.1%
Nokia OYJ	198,896	$1,132,805
UPM-Kymmene OYJ	86,501	1,589,097

		2,721,902

France — 1.0%
Accor SA	51,390	1,969,075
Airbus Group SE	30,154	1,728,433
AXA SA	138,186	2,732,310
BNP Paribas SA	61,017	2,675,944
Capgemini SA	4,831	416,882
Cie Generale des Etablissements Michelin	18,420	1,735,920
Essilor International SA	16,917	2,223,396
Hermes International	978	364,579
Imerys SA	18,290	1,167,016
Kering	7,140	1,149,417
LVMH Moet Hennessy Louis Vuitton SE	13,280	2,001,766
Orange SA	29,498	479,655
Pernod Ricard SA	15,150	1,677,360
Renault SA	4,826	364,353
Sanofi	45,455	3,776,542
Schneider Electric SE	42,640	2,487,658
Technip SA	32,894	1,780,395
Teleperformance	4,190	356,914
Valeo SA	8,698	386,141
Vinci SA	7,173	506,178

		29,979,934

Germany — 0.7%
Allianz SE	17,910	2,555,006
Bayer AG	58,603	5,885,812
Bayerische Motoren Werke AG	6,115	445,022
Continental AG	14,774	2,795,647
Daimler AG	12,722	761,267
Freenet AG	10,163	261,734
Fresenius Medical Care AG & Co. KGaA	8,910	776,122
HeidelbergCement AG	5,022	378,319
Infineon Technologies AG	107,210	1,552,023
Merck KGaA	4,366	443,775
OSRAM Licht AG	7,762	403,291
SAP SE	41,900	3,146,920
Siemens AG	5,088	522,139

		19,927,077

Hong Kong — 0.4%
Cheung Kong Property Holdings Ltd.	353,000	2,224,130
CK Hutchison Holdings Ltd.	221,500	2,436,602
Hang Lung Properties Ltd.	455,000	919,236
Lee & Man Paper Manufacturing Ltd.	598,000	446,751
Sands China Ltd.	548,400	1,855,739
Sino Biopharmaceutical Ltd.	962,000	631,384
Skyworth Digital Holdings Ltd.	620,000	511,588
WH Group Ltd.	1,123,500	889,806
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	106,000	21,861
Xinyi Glass Holdings Ltd.*	848,000	627,260

		10,564,357

Hungary
MOL Hungarian Oil & Gas PLC	9,790	566,753

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hungary (continued)
OTP Bank PLC	29,860	$668,189

		1,234,942

India — 0.2%
HDFC Bank Ltd., ADR	41,821	2,774,823
ICICI Bank Ltd., ADR	44,350	318,433
Infosys Ltd., ADR	14,428	257,540
Reliance Industries Ltd., GDR,144A	67,176	1,918,755
Wipro Ltd., ADR(a)	90,880	1,123,277

		6,392,828

Indonesia — 0.1%
Astra International Tbk PT	2,653,500	1,495,942
Gudang Garam Tbk PT	64,700	338,522
Telekomunikasi Indonesia Persero Tbk PT, ADR	6,425	394,881

		2,229,345

Ireland
XL Group PLC	13,587	452,583

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	49,514	2,487,088

Italy — 0.1%
Enel SpA	304,237	1,350,650
Intesa Sanpaolo SpA	516,134	983,091
Mediobanca SpA	66,072	380,695

		2,714,436

Japan — 2.2%
Amada Holdings Co. Ltd.	31,800	322,838
Astellas Pharma, Inc.	190,000	2,979,645
Daikin Industries Ltd.	41,600	3,496,263
Dentsu, Inc.	18,600	871,891
FANUC Corp.	11,900	1,935,812
Fuji Heavy Industries Ltd.	13,900	477,790
Honda Motor Co. Ltd.	95,800	2,403,168
Inpex Corp.	231,400	1,809,687
ITOCHU Corp.	39,600	484,435
Japan Airlines Co. Ltd.	50,700	1,631,152
Japan Tobacco, Inc.	112,600	4,538,028
KDDI Corp.	97,000	2,949,744
Keyence Corp.	3,900	2,661,081
Komatsu Ltd.	73,600	1,278,555
Kubota Corp.	181,900	2,460,257
Makita Corp.	40,700	2,702,361
Mazda Motor Corp.	30,800	407,585
Mitsubishi Electric Corp.	35,000	417,842
Mitsubishi UFJ Financial Group, Inc.	408,100	1,829,452
Mitsui Fudosan Co. Ltd.	168,000	3,855,732
Nidec Corp.	23,100	1,758,442
Nippon Steel & Sumitomo Metal Corp.	20,600	398,809
Nippon Telegraph & Telephone Corp.	10,900	511,155
Nitori Holdings Co. Ltd.	3,700	448,751
Nitto Denko Corp.	11,300	716,807
Obayashi Corp.	44,400	472,723
ORIX Corp.	30,800	398,566
Otsuka Holdings Co. Ltd.	9,600	442,396
Sekisui House Ltd.	26,500	464,070
Shin-Etsu Chemical Co. Ltd.	40,900	2,396,269
Shionogi & Co. Ltd.	7,100	388,129

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
SMC Corp.	10,900	$2,681,685
Sompo Japan Nipponkoa Holdings, Inc.	25,500	678,611
Sony Corp.	6,300	185,610
Sumitomo Mitsui Financial Group, Inc.	133,600	3,857,708
Suzuki Motor Corp.	54,100	1,464,916
Tokyo Electron Ltd.	35,800	3,025,411
Toyota Motor Corp.	57,300	2,824,806
Yamaha Corp.	16,600	447,427

		63,075,609

Luxembourg — 0.1%
ArcelorMittal*	390,434	1,780,075

Macau
Wynn Macau Ltd.	745,200	1,079,857

Malaysia
AirAsia Bhd	997,600	645,910

Mexico — 0.1%
Arca Continental SAB de CV	85,180	611,319
Fomento Economico Mexicano SAB de CV, ADR	8,300	767,667
Gruma SAB de CV (Class B Stock)	20,000	287,706

		1,666,692

Netherlands — 0.9%
Akzo Nobel NV	39,730	2,468,070
ASML Holding NV	37,743	3,715,370
Heineken NV	5,012	459,712
ING Groep NV, CVA	372,504	3,853,910
NN Group NV(a)	14,410	396,686
NXP Semiconductors NV*	96,937	7,594,045
Royal Dutch Shell PLC (Class A Stock), (XEQT)	30,118	826,153
Royal Dutch Shell PLC (Class A Stock), (XLON)(a)	244,179	6,706,450
Steinhoff International Holdings NV	287,393	1,648,680

		27,669,076

Norway — 0.1%
Norsk Hydro ASA	515,419	1,886,862

Peru
Credicorp Ltd	1,495	230,723

Poland — 0.1%
Eurocash SA	26,160	306,533
Polski Koncern Naftowy ORLEN SA*	70,195	1,233,009

		1,539,542

Russia — 0.3%
Alrosa PJSC	299,920	325,080
Gazprom PAO, ADR	445,580	1,929,361
Lukoil PJSC, ADR	52,480	2,175,296
Magnit PJSC	3,270	461,127
Magnitogorsk Iron & Steel OJSC	600,870	225,825
Moscow Exchange MICEX-RTS PJSC	468,760	824,781
QIWI PLC, ADR	15,050	197,155
Ros Agro PLC, GDR, RegS	20,770	305,091
Sberbank of Russia PJSC, ADR	274,085	2,392,762
Severstal PJSC, GDR, RegS	11,190	122,748
Tatneft PJSC, ADR	29,189	883,531

COMMON STOCKS (continued)	Shares	Value (Note 2)
Russia (continued)
X5 Retail Group NV, GDR, RegS*	5,850	$115,557

		9,958,314

Singapore — 0.4%
Broadcom Ltd.	73,118	11,362,538
Jardine Cycle & Carriage Ltd.	19,100	522,497

		11,885,035

South Africa — 0.2%
FirstRand Ltd.	63,921	195,080
Naspers Ltd. (Class N Stock)	25,537	3,899,374
Pick’n Pay Stores Ltd.	76,100	370,537
SPAR Group Ltd. (The)	50,970	699,073
Tiger Brands Ltd.	24,400	601,126
Truworths International Ltd.	93,367	543,343

		6,308,533

South Korea — 1.0%
Amorepacific Corp.	2,580	972,633
BGF retail Co. Ltd.	1,970	366,804
Coway Co. Ltd.	9,000	819,473
Hankook Tire Co. Ltd.	12,984	577,663
Hyosung Corp.	5,120	560,405
Hyundai Marine & Fire Insurance Co. Ltd.	19,970	509,226
Hyundai Mobis Co. Ltd.	8,200	1,804,028
Industrial Bank of Korea	90,240	879,253
Kangwon Land, Inc.	22,930	832,016
Kia Motors Corp.	32,824	1,236,789
Korea Electric Power Corp.	31,019	1,628,249
KT&G Corp.	15,305	1,812,648
LG Display Co. Ltd.	48,410	1,120,863
LG Uplus Corp.	58,690	557,418
NCSoft Corp.	3,914	805,945
Partron Co. Ltd.	31,880	294,524
Samsung Electronics Co. Ltd.	1,004	1,250,333
Samsung Electronics Co. Ltd., GDR	16,380	9,996,159
Shinhan Financial Group Co. Ltd.	48,458	1,592,766
SK Hynix, Inc.	49,160	1,398,945
S-Oil Corp.	12,140	804,507

		29,820,647

Spain
Iberdrola SA	77,642	529,642

Sweden — 0.1%
Electrolux AB (Class B Stock)	72,164	1,967,540
Nordea Bank AB	130,429	1,106,514
Svenska Cellulosa AB SCA (Class B Stock)	11,935	383,480
Trelleborg AB (Class B Stock)	21,860	387,916

		3,845,450

Switzerland — 1.1%
ABB Ltd.*	21,172	419,038
Actelion Ltd.*	2,994	504,182
Cie Financiere Richemont SA	41,848	2,449,560
Credit Suisse Group AG*	48,255	514,033
Glencore PLC*	750,501	1,546,881
LafargeHolcim Ltd., NYSE*	22,207	911,539
LafargeHolcim Ltd., OMXS*	40,740	1,704,461
Lonza Group AG*	2,597	431,392
Nestle SA	6,332	490,593
Novartis AG	54,000	4,457,082

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Roche Holding AG	32,243	$8,508,277
Swiss Re AG	4,925	430,152
TE Connectivity Ltd.	55,910	3,193,020
UBS Group AG	269,462	3,496,429
Wolseley PLC	34,868	1,805,601
Zurich Insurance Group AG*	10,290	2,545,568

		33,407,808

Taiwan — 0.6%
Accton Technology Corp.	166,000	223,754
Advanced Semiconductor Engineering, Inc.	854,000	971,592
Casetek Holdings Ltd.	59,000	208,027
Catcher Technology Co. Ltd.	126,000	939,478
Chicony Electronics Co. Ltd.	30,245	68,447
Coretronic Corp.	238,000	218,546
Elite Material Co. Ltd.	254,000	597,060
FLEXium Interconnect, Inc.	206,000	537,743
Grape King Bio Ltd.	90,000	588,908
Innolux Corp.	1,327,000	448,374
King Yuan Electronics Co. Ltd.*	247,000	219,989
Pegatron Corp.	421,000	894,174
Pou Chen Corp.	481,000	647,432
Shin Zu Shing Co. Ltd.	99,000	326,556
Silicon Motion Technology Corp., ADR	21,180	1,012,404
St. Shine Optical Co. Ltd.	16,000	361,570
Taiwan Paiho Ltd.	33,000	88,894
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	307,683	8,070,525
Uni-President Enterprises Corp.	635,000	1,254,152
Win Semiconductors Corp.	231,229	473,245
Zhen Ding Technology Holding Ltd.	188,000	340,200

		18,491,070

Thailand — 0.1%
Krung Thai Bank PCL, NVDR	1,888,300	879,585
Star Petroleum Refining PCL	1,148,300	313,338
Thai Oil PCL, NVDR	279,800	479,649
Thai Union Group PCL, NVDR	577,700	362,965

		2,035,537

Turkey — 0.2%
Arcelik A/S	77,460	510,025
BIM Birlesik Magazalar A/S	40,170	783,408
Dogus Otomotiv Servis ve Ticaret A/S	39,990	147,627
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	600,920	598,496
Ford Otomotiv Sanayi A/S	20,870	222,123
TAV Havalimanlari Holding A/S	74,810	321,279
Tekfen Holding A/S	280,870	720,850
Tofas Turk Otomobil Fabrikasi A/S	40,320	331,527
Turk Hava Yollari AO*	307,210	611,978
Turkcell Iletisim Hizmetleri A/S*	91,420	336,106
Turkiye Halk Bankasi A/S	280,650	835,252
Turkiye Is Bankasi (Class C Stock)	721,760	1,146,564
Turkiye Sise ve Cam Fabrikalari A/S	318,820	394,201
Ulker Biskuvi Sanayi A/S	45,390	331,691

		7,291,127

United Arab Emirates
Aldar Properties PJSC	440,280	324,620

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Arab Emirates (continued)
Emaar Properties PJSC	190,360	$323,785

		648,405

United Kingdom — 2.1%
3i Group PLC	71,146	522,008
Aggreko PLC	49,606	848,417
ARM Holdings PLC	153,270	2,328,141
Associated British Foods PLC	50,676	1,846,559
Barclays PLC	445,661	828,883
British American Tobacco PLC	84,292	5,464,597
British Land Co. PLC (The), REIT	46,921	380,967
BT Group PLC	98,434	541,055
Burberry Group PLC	153,705	2,390,959
Delphi Automotive PLC	19,581	1,225,771
GlaxoSmithKline PLC	21,000	450,977
HSBC Holdings PLC, (XHKG)	511,200	3,130,752
Imperial Brands PLC	52,089	2,824,945
Informa PLC	44,625	435,156
InterContinental Hotels Group PLC	33,891	1,249,915
Intertek Group PLC	10,062	468,824
ITV PLC	216,948	520,174
Lloyds Banking Group PLC	1,925,254	1,394,450
Meggitt PLC	256,240	1,392,784
Pentair PLC	10,501	612,103
Persimmon PLC	42,533	824,791
Prudential PLC	406,088	6,890,904
Reckitt Benckiser Group PLC	21,526	2,158,459
RELX NV	25,699	444,611
Rio Tinto Ltd.	43,800	1,515,070
Rio Tinto PLC	61,974	1,925,327
Standard Chartered PLC	398,400	3,022,666
Taylor Wimpey PLC	194,880	345,736
Travis Perkins PLC	23,612	465,866
Tullow Oil PLC*	70,280	247,870
Unilever NV, CVA	17,029	792,016
Unilever PLC	47,720	2,286,523
Vodafone Group PLC	2,352,390	7,172,142
WPP PLC	131,485	2,740,346

		59,689,764

United States — 34.9%
Abbott Laboratories	49,489	1,945,413
AbbVie, Inc.	7,648	473,488
Acadia Healthcare Co., Inc.*(a)	55,956	3,099,962
Accenture PLC (Class A Stock)	53,300	6,038,357
Acuity Brands, Inc.	18,739	4,646,522
Adobe Systems, Inc.*	69,687	6,675,318
Aetna, Inc.	65,401	7,987,424
Affiliated Managers Group, Inc.*	15,536	2,187,003
Air Products & Chemicals, Inc.	11,782	1,673,515
Alexandria Real Estate Equities, Inc., REIT	9,350	967,912
Alexion Pharmaceuticals, Inc.*	20,606	2,405,957
Alleghany Corp.*	1,767	971,108
Allegion PLC	22,649	1,572,520
Allergan PLC*	22,329	5,160,009
Allied World Assurance Co. Holdings AG	33,110	1,163,485
Ally Financial, Inc.*	83,030	1,417,322
Alphabet, Inc. (Class A Stock)*	5,197	3,656,245
Alphabet, Inc. (Class C Stock)*	33,806	23,397,132
Altria Group, Inc.	14,301	986,197

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Amazon.com, Inc.*	20,236	$14,481,287
American Campus Communities, Inc., REIT	34,958	1,848,229
American Electric Power Co., Inc.	34,600	2,425,114
American Homes 4 Rent (Class A Stock), REIT	98,267	2,012,508
American International Group, Inc.	93,859	4,964,202
Ameriprise Financial, Inc.	5,199	467,130
AmerisourceBergen Corp.	5,855	464,419
AMETEK, Inc.	9,496	439,000
Amgen, Inc.	5,405	822,371
Amphenol Corp. (Class A Stock)	62,033	3,556,352
Amplify Snack Brands, Inc.*	36,500	538,375
Analog Devices, Inc.	18,465	1,045,858
Apartment Investment & Management Co. (Class A Stock), REIT	65,232	2,880,645
Apple, Inc.	110,927	10,604,621
Aramark	57,737	1,929,571
Arista Networks, Inc.*	28,532	1,836,890
Arrow Electronics, Inc.*	32,080	1,985,752
Arthur J Gallagher & Co.	18,901	899,688
AT&T, Inc.	124,708	5,388,632
AutoZone, Inc.*	2,608	2,070,335
AvalonBay Communities, Inc., REIT	43,525	7,851,474
Ball Corp.(a)	33,905	2,450,992
Bank of America Corp.	784,735	10,413,434
Bed Bath & Beyond, Inc.	41,333	1,786,412
Best Buy Co., Inc.	112,757	3,450,364
Biogen, Inc.*	13,344	3,226,846
BioMarin Pharmaceutical, Inc.*	14,754	1,147,861
Black Hills Corp.	5,270	332,221
BlackRock, Inc.	14,522	4,974,221
Boston Properties, Inc., REIT	21,180	2,793,642
Boston Scientific Corp.*	149,926	3,503,771
Brandywine Realty Trust, REIT	41,400	695,520
Brinker International, Inc.(a)	22,200	1,010,766
Bristol-Myers Squibb Co.	142,805	10,503,308
Brixmor Property Group, Inc., REIT	91,949	2,432,971
Broadridge Financial Solutions, Inc.	7,496	488,739
C.H. Robinson Worldwide, Inc.	6,217	461,612
C.R. Bard, Inc.	2,166	509,357
CA, Inc.	14,859	487,821
Cabot Oil & Gas Corp.	98,689	2,540,255
Camden Property Trust, REIT	19,640	1,736,569
Capital One Financial Corp.	66,688	4,235,355
Carlisle Cos., Inc.	53,515	5,655,465
Casey’s General Stores, Inc.	3,787	498,028
Cavium, Inc.*	5,925	228,705
CBRE Group, Inc. (Class A Stock)*	124,199	3,288,789
CBS Corp. (Class B Stock)	40,688	2,215,055
CDW Corp.	3,600	144,288
Celanese Corp. (Class A Stock)	7,308	478,309
Celgene Corp.*	50,341	4,965,133
Centene Corp.*	6,947	495,807
CenterPoint Energy, Inc.	25,237	605,688
Charles Schwab Corp. (The)	215,064	5,443,270
Charter Communications, Inc. (Class A Stock)*	28,134	6,432,557
Chesapeake Lodging Trust, REIT	13,375	310,969
Chevron Corp.	28,843	3,023,611
Chipotle Mexican Grill, Inc.*	3,400	1,369,384

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Chubb Ltd.	58,880	$7,696,205
Cigna Corp.	18,189	2,328,010
Cisco Systems, Inc.	95,302	2,734,214
CIT Group, Inc.	16,300	520,133
Citigroup, Inc.	219,903	9,321,688
Citizens Financial Group, Inc.	83,808	1,674,484
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	80,300	499,466
ClubCorp Holdings, Inc.	32,000	416,000
CMS Energy Corp.	36,315	1,665,406
CNO Financial Group, Inc.	52,600	918,396
Coca-Cola Co. (The)	81,305	3,685,556
Cognizant Technology Solutions Corp. (Class A Stock)*	8,228	470,971
Columbia Pipeline Group, Inc.	27,295	695,750
Columbia Property Trust, Inc., REIT	17,425	372,895
Columbia Sportswear Co.	17,500	1,006,950
Comcast Corp. (Class A Stock)	53,419	3,482,384
CommScope Holding Co., Inc.*	10,908	338,475
Concho Resources, Inc.*	48,561	5,791,871
ConocoPhillips	26,100	1,137,960
Constellation Brands, Inc. (Class A Stock)	2,468	408,207
CoreSite Realty Corp., REIT	3,425	303,763
Corning, Inc.	117,468	2,405,745
CoStar Group, Inc.*	10,217	2,234,049
Costco Wholesale Corp.	30,112	4,728,788
Crown Holdings, Inc.*	37,455	1,897,845
CubeSmart, REIT	19,525	602,932
Cummins, Inc.	3,843	432,107
CVS Health Corp.	22,705	2,173,777
CyrusOne, Inc., REIT	3,600	200,376
D.R. Horton, Inc.	64,397	2,027,217
Darden Restaurants, Inc.	5,107	323,477
DDR Corp., REIT	57,915	1,050,578
Delta Air Lines, Inc.	124,586	4,538,668
Deluxe Corp.	6,657	441,825
DENTSPLY SIRONA, Inc.	8,370	519,275
Devon Energy Corp.	13,552	491,260
Diamondback Energy, Inc.*	25,158	2,294,661
Digital Realty Trust, Inc., REIT	16,850	1,836,481
Discover Financial Services	57,965	3,106,344
Discovery Communications, Inc. (Class A Stock)*	15,667	395,278
DISH Network Corp. (Class A Stock)*	128,503	6,733,557
Dollar General Corp.	45,312	4,259,328
Douglas Emmett, Inc., REIT	35,820	1,272,326
Dover Corp.	29,230	2,026,224
Dow Chemical Co. (The)	14,568	724,175
Dr. Pepper Snapple Group, Inc.	23,221	2,243,846
Duke Energy Corp.	23,600	2,024,644
Duke Realty Corp., REIT	95,469	2,545,203
Dynegy, Inc.*	150	2,586
E.I. du Pont de Nemours & Co.	34,182	2,214,994
Eagle Materials, Inc.	26,275	2,027,116
East West Bancorp, Inc.	87,322	2,984,666
EastGroup Properties, Inc., REIT	15,000	1,033,800
Eastman Chemical Co.	34,583	2,348,186
Eaton Corp. PLC	44,905	2,682,176
Edgewell Personal Care Co.	4,613	389,383
Edison International	58,628	4,553,637

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Edwards Lifesciences Corp.*	3,537	$352,745
Electronic Arts, Inc.*	67,791	5,135,846
Eli Lilly & Co.	57,712	4,544,820
Energen Corp.	18,608	897,092
Energizer Holdings, Inc.	35,340	1,819,657
Entercom Communications Corp. (Class A Stock)	56,480	766,434
Envision Healthcare Holdings, Inc.*	77,220	1,959,071
EOG Resources, Inc.	54,325	4,531,792
EQT Corp.	85,670	6,633,428
Equifax, Inc.	20,112	2,582,381
Equinix, Inc., REIT	14,580	5,653,103
Equity Commonwealth, REIT*	7,075	206,095
Equity LifeStyle Properties, Inc., REIT	1,389	111,189
Equity One, Inc., REIT	43,900	1,412,702
Equity Residential, REIT	43,500	2,996,280
Essex Property Trust, Inc., REIT	9,951	2,269,724
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,894	445,452
Everest Re Group Ltd.	3,916	715,336
Eversource Energy	31,520	1,888,048
Expedia, Inc.	19,265	2,047,869
Extra Space Storage, Inc., REIT	19,560	1,810,082
Exxon Mobil Corp.	72,013	6,750,498
Facebook, Inc. (Class A Stock)*	140,479	16,053,940
Fidelity National Information Services, Inc.	44,715	3,294,602
Fifth Third Bancorp	84,550	1,487,235
First Republic Bank	18,392	1,287,256
FLIR Systems, Inc.	7,280	225,316
Fluor Corp.	10,140	499,699
Foot Locker, Inc.	7,079	388,354
Fortune Brands Home & Security, Inc.	71,482	4,143,812
Four Corners Property Trust, Inc., REIT	3,166	65,188
Freeport-McMoRan, Inc.	45,311	504,765
Gap, Inc. (The)(a)	69,193	1,468,275
Gartner, Inc.*	6,153	599,364
General Growth Properties, Inc., REIT	64,648	1,927,803
General Motors Co.	48,876	1,383,191
Genuine Parts Co.	29,661	3,003,176
Gilead Sciences, Inc.	100,345	8,370,780
Global Payments, Inc.	11,050	788,749
GoDaddy, Inc. (Class A Stock)*	75,060	2,341,121
Guidewire Software, Inc.*	28,886	1,783,999
Hanesbrands, Inc.	34,700	872,011
Harman International Industries, Inc.	31,694	2,276,263
Harris Corp.	50,339	4,200,286
Hartford Financial Services Group, Inc. (The)	77,080	3,420,810
HCA Holdings, Inc.*	17,400	1,339,974
HCP, Inc., REIT	131,151	4,640,123
HD Supply Holdings, Inc.*	102,809	3,579,809
Helmerich & Payne, Inc.	7,253	486,894
Henry Schein, Inc.*	2,117	374,286
Hess Corp.	9,788	588,259
Hewlett Packard Enterprise Co.	78,502	1,434,232
Highwoods Properties, Inc., REIT	17,800	939,840
Hilton Worldwide Holdings, Inc.	225,838	5,088,130
HollyFrontier Corp.	45,600	1,083,912
Home Depot, Inc. (The)	46,002	5,873,995
Honeywell International, Inc.	64,812	7,538,932

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Horizon Pharma PLC*	29,482	$485,569
Hospitality Properties Trust, REIT	13,025	375,120
Host Hotels & Resorts, Inc., REIT	100,848	1,634,746
HP, Inc.	30,900	387,795
Hubbell, Inc.	4,769	502,986
Hudson Pacific Properties, Inc., REIT	54,275	1,583,745
Humana, Inc.	29,025	5,221,017
Huntington Bancshares, Inc.	20,071	179,435
IDEX Corp.	5,316	436,444
Illinois Tool Works, Inc.	16,040	1,670,726
Illumina, Inc.*	33,463	4,697,536
Ingersoll-Rand PLC	7,623	485,433
Inovalon Holdings, Inc. (Class A Stock)*	10,055	181,091
Intercept Pharmaceuticals, Inc.*(a)	9,941	1,418,382
Intercontinental Exchange, Inc.	6,331	1,620,483
Interpublic Group of Cos., Inc. (The)	20,908	482,975
Invesco Ltd.	12,007	306,659
Jack Henry & Associates, Inc.	6,323	551,808
Jazz Pharmaceuticals PLC*	2,815	397,788
Johnson & Johnson	46,503	5,640,813
KapStone Paper and Packaging Corp.	82,800	1,077,228
KeyCorp	91,981	1,016,390
Keysight Technologies, Inc.*	8,900	258,901
Kilroy Realty Corp., REIT	16,210	1,074,561
Kimberly-Clark Corp.	24,875	3,419,815
Kimco Realty Corp., REIT	252,643	7,927,936
Kinder Morgan, Inc.	97,900	1,832,688
Kite Pharma, Inc.*	36,106	1,805,300
KLA-Tencor Corp.	23,987	1,757,048
Kohl’s Corp.(a)	72,247	2,739,606
Kroger Co. (The)	93,410	3,436,554
L-3 Communications Holdings, Inc.	12,317	1,806,781
La Quinta Holdings, Inc.*	81,000	923,400
Laboratory Corp. of America Holdings*	2,947	383,906
Lam Research Corp.	81,089	6,816,342
LaSalle Hotel Properties, REIT	45,400	1,070,532
Lazard Ltd. (Class A Stock), MLP	41,402	1,232,952
Lear Corp.	3,659	372,340
Legg Mason, Inc.	4,761	140,402
Leggett & Platt, Inc.	7,857	401,571
Lennox International, Inc.	26,314	3,752,376
Liberty Property Trust, REIT	55,800	2,216,376
Loews Corp.	120,739	4,961,166
Lowe’s Cos., Inc.	151,861	12,022,835
M&T Bank Corp.	27,735	3,279,109
Macerich Co. (The), REIT	33,500	2,860,565
Marathon Oil Corp.	42,739	641,512
Marathon Petroleum Corp.	72,445	2,750,012
Marriott International, Inc. (Class A Stock)(a)	4,408	292,956
Marsh & McLennan Cos., Inc.	20,180	1,381,523
Martin Marietta Materials, Inc.	9,380	1,800,960
Masco Corp.	58,662	1,815,002
MasterCard, Inc. (Class A Stock)	35,834	3,155,542
Match Group, Inc.*	10,179	153,448
McCormick & Co., Inc.	4,141	441,720
McDonald’s Corp.	3,467	417,219
McKesson Corp.	29,915	5,583,634
Media General, Inc.*	62,300	1,070,937
Medtronic PLC	5,594	485,391
Merck & Co., Inc.	62,897	3,623,496

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
MetLife, Inc.	114,768	$4,571,210
Michaels Cos., Inc. (The)*	12,174	346,229
Microsoft Corp.	353,890	18,108,552
Mid-America Apartment Communities, Inc., REIT	17,400	1,851,360
Middleby Corp. (The)*	16,101	1,855,640
Mobileye NV*(a)	33,635	1,551,919
Mohawk Industries, Inc.*	39,448	7,485,653
Molson Coors Brewing Co. (Class B Stock)	51,693	5,227,713
Mondelez International, Inc. (Class A Stock)	107,814	4,906,615
Monsanto Co.	2,837	293,374
Monster Beverage Corp.*	11,567	1,858,933
Morgan Stanley	243,102	6,315,790
Mosaic Co. (The)	96,285	2,520,741
MSC Industrial Direct Co., Inc. (Class A Stock)	5,812	410,095
Nasdaq, Inc.	14,069	909,842
National Bank Holdings Corp. (Class A Stock)	14,006	285,162
National Fuel Gas Co.	7,836	445,712
National Health Investors, Inc., REIT	21,100	1,584,399
Navient Corp.	33,194	396,668
Netflix, Inc.*	25,697	2,350,762
Newell Brands, Inc.	30,406	1,476,819
Nexstar Broadcasting Group, Inc. (Class A Stock)	10,200	485,316
NextEra Energy, Inc.	53,218	6,939,627
NII Holdings, Inc.*	7,349	23,370
Nordstrom, Inc.(a)	6,821	259,539
Norfolk Southern Corp.	5,400	459,702
Northern Trust Corp.	20,554	1,361,908
Northrop Grumman Corp.	8,189	1,820,251
Norwegian Cruise Line Holdings Ltd.*	56,072	2,233,908
Oaktree Capital Group LLC, MLP(a)	8,684	388,696
Occidental Petroleum Corp.	69,284	5,235,099
Old Dominion Freight Line, Inc.*	25,548	1,540,800
Omega Healthcare Investors, Inc., REIT	51,830	1,759,629
Omnicom Group, Inc.	4,565	372,002
O’Reilly Automotive, Inc.*	3,087	836,886
Outfront Media, Inc., REIT	56,971	1,376,989
Owens Corning	9,110	469,347
PACCAR, Inc.	35,550	1,843,978
Palo Alto Networks, Inc.*	13,688	1,678,696
PayPal Holdings, Inc.*	104,830	3,827,343
PBF Energy, Inc. (Class A Stock)	46,966	1,116,851
Pebblebrook Hotel Trust, REIT	13,650	358,313
PepsiCo, Inc.	46,400	4,915,616
Pfizer, Inc.	299,291	10,538,036
Philip Morris International, Inc.	46,013	4,680,443
Phillips 66	19,100	1,515,394
Pioneer Natural Resources Co.	35,614	5,385,193
PNC Financial Services Group, Inc. (The)	36,236	2,949,248
Post Holdings, Inc.*	18,100	1,496,689
PPG Industries, Inc.	28,275	2,944,841
Premier, Inc. (Class A Stock)*	9,625	314,737
Priceline Group, Inc. (The)*	2,849	3,556,720
Principal Financial Group, Inc.	11,429	469,846
Procter & Gamble Co. (The)	38,020	3,219,153
Progressive Corp. (The)	6,018	201,603
ProLogis, Inc., REIT	100,264	4,916,946

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Public Service Enterprise Group, Inc.	28,651	$1,335,423
Public Storage, REIT	19,350	4,945,667
PulteGroup, Inc.	34,512	672,639
PVH Corp.	9,259	872,476
QUALCOMM, Inc.	48,093	2,576,342
Questar Corp.	12,265	311,163
Range Resources Corp.	6,703	289,167
Raymond James Financial, Inc.	5,103	251,578
Rayonier, Inc., REIT	78,224	2,052,598
Raytheon Co.	3,896	529,661
Realty Income Corp., REIT(a)	42,700	2,961,672
Red Rock Resorts, Inc. (Class A Stock)*	23,000	505,540
Regal Beloit Corp.	7,110	391,405
Regency Centers Corp., REIT	37,020	3,099,684
Regeneron Pharmaceuticals, Inc.*	5,664	1,978,039
Reinsurance Group of America, Inc.	4,584	444,602
Revance Therapeutics, Inc.*(a)	35,825	487,220
Rexnord Corp.*	12,974	254,680
Rite Aid Corp.*	15,442	115,661
RLJ Lodging Trust, REIT	10,175	218,254
Ross Stores, Inc.	20,519	1,163,222
Royal Caribbean Cruises Ltd.(a)	62,370	4,188,146
S&P Global, Inc.	29,089	3,120,086
Sabre Corp.	12,209	327,079
salesforce.com, Inc.*	17,981	1,427,871
Sally Beauty Holdings, Inc.*	10,793	317,422
Schlumberger Ltd.	9,496	750,944
Sempra Energy	34,650	3,950,793
Senior Housing Properties Trust, REIT	68,200	1,420,606
ServiceNow, Inc.*	32,297	2,144,521
Sherwin-Williams Co. (The)	8,573	2,517,633
Shire PLC	81,369	5,027,271
Signature Bank*	20,335	2,540,248
Silgan Holdings, Inc.	9,510	489,385
Simon Property Group, Inc., REIT	50,628	10,981,213
SL Green Realty Corp., REIT	21,590	2,298,687
Snap-on, Inc.	6,560	1,035,300
Southwest Airlines Co.	63,456	2,488,110
Southwestern Energy Co.*	12,695	159,703
Sovran Self Storage, Inc., REIT	5,375	563,945
Spark Therapeutics, Inc.*	13,510	690,766
Spirit Realty Capital, Inc., REIT	171,100	2,184,947
Splunk, Inc.*	30,407	1,647,451
Sprouts Farmers Market, Inc.*	71,129	1,628,854
Stanley Black & Decker, Inc	34,416	3,827,747
Starbucks Corp.	110,473	6,310,218
Stericycle, Inc.*	22,876	2,381,849
STORE Capital Corp., REIT	61,600	1,814,120
Stryker Corp.	4,018	481,477
Sun Communities, Inc., REIT	8,575	657,188
Sunstone Hotel Investors, Inc., REIT	70,800	854,556
SunTrust Banks, Inc.	70,823	2,909,409
SVB Financial Group*	7,647	727,689
Synchrony Financial*	19,950	504,336
Synopsys, Inc.*	13,199	713,802
T. Rowe Price Group, Inc.	33,251	2,426,325
Tableau Software, Inc. (Class A Stock)*	4,852	237,360
TD Ameritrade Holding Corp.	14,652	417,216
TEGNA, Inc.	30,511	706,940
Teradyne, Inc.	22,352	440,111

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Tesla Motors, Inc.*(a)	6,836	$1,451,146
Texas Instruments, Inc.	98,701	6,183,618
TherapeuticsMD, Inc.*(a)	77,968	662,728
Thermo Fisher Scientific, Inc.	3,516	519,524
Tiffany & Co.	33,637	2,039,748
Time Warner, Inc.	41,061	3,019,626
Time, Inc.	7,180	118,183
TJX Cos., Inc. (The)	52,044	4,019,359
T-Mobile US, Inc.*	95,481	4,131,463
Toll Brothers, Inc.*	26,847	722,453
Tractor Supply Co.	4,657	424,625
Travelers Cos., Inc. (The)	20,860	2,483,174
TreeHouse Foods, Inc.*	17,550	1,801,508
TripAdvisor, Inc.*	4,409	283,499
Twenty-First Century Fox, Inc. (Class A Stock)	179,316	4,850,498
Tyson Foods, Inc. (Class A Stock)	32,337	2,159,788
UGI Corp.	10,532	476,573
Ulta Salon Cosmetics & Fragrance, Inc.*	10,187	2,481,961
Union Pacific Corp.	41,346	3,607,438
United Continental Holdings, Inc.*	52,463	2,153,081
United Technologies Corp.	73,122	7,498,661
UnitedHealth Group, Inc.	96,048	13,561,977
Universal Health Services, Inc. (Class B Stock)	5,752	771,343
Unum Group	60,592	1,926,220
US Bancorp	51,150	2,062,880
Valero Energy Corp.	16,097	820,947
Vantiv, Inc. (Class A Stock)*	58,525	3,312,515
Veeva Systems, Inc. (Class A Stock)*(a)	58,195	1,985,613
Ventas, Inc., REIT	20,100	1,463,682
Verizon Communications, Inc.	37,901	2,116,392
Vertex Pharmaceuticals, Inc.*	60,574	5,210,575
VF Corp.	21,239	1,305,986
Visa, Inc. (Class A Stock)(a)	113,926	8,449,891
Vornado Realty Trust, REIT(a)	36,977	3,702,138
Vulcan Materials Co.	24,561	2,956,162
W.R. Berkley Corp.	2,788	167,057
W.W. Grainger, Inc.(a)	5,800	1,318,050
WABCO Holdings, Inc.*	3,003	274,985
Watsco, Inc.	3,571	502,404
Wayfair, Inc. (Class A Stock)*(a)	35,893	1,399,827
WEC Energy Group, Inc.	8,524	556,617
Weingarten Realty Investors, REIT	16,525	674,551
Wells Fargo & Co.	371,030	17,560,850
Welltower, Inc., REIT	45,753	3,485,006
Westar Energy, Inc.	7,320	410,579
Western Digital Corp.	13,043	616,412
WestRock Co.	62,226	2,418,725
Weyerhaeuser Co., REIT	40,291	1,199,463
Whirlpool Corp.	2,426	404,269
Workday, Inc. (Class A Stock)*	28,395	2,120,255
WP Carey, Inc., REIT	2,100	145,782
Wynn Resorts Ltd.	5,599	507,493
Xcel Energy, Inc.	106,567	4,772,070
Xilinx, Inc.	3,368	155,366
Zimmer Biomet Holdings, Inc.	4,503	542,071

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Zions Bancorporation	4,980	$125,147

		1,014,960,233

TOTAL COMMON STOCKS (cost $1,406,990,621)		1,455,498,599

PREFERRED STOCKS — 1.6%
Brazil
Braskem SA (PRFC A), 0.126%	49,600	293,372

France
Unibail-Rodamco SE, REIT*	1,171	450,025

Germany — 0.2%
Henkel AG & Co. KGaA (PRFC), 0.147%	34,196	4,179,130

Ireland
XLIT Ltd., Series D, 0.897%(g)	235	182,933

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	2,995	2,476,865

Russia
Surgutneftegas OJSC (PRFC), 0.692%	1,542,730	926,437

United States — 1.3%
Alcoa, Inc., Series 1, CVT, 5.375%	18,250	599,878
Allergan PLC, Series A, CVT, 5.500%	3,905	3,255,286
American Homes 4 Rent, 0.041%*	36,454	957,646
American Tower Corp., CVT, REIT, 5.500%	17,958	2,017,043
Anthem, Inc., CVT, 5.250%	10,653	476,509
Apartment Investment & Management Co., REIT	4,600	124,200
Apartment Investment & Management Co., Series Z, REIT	5,525	138,484
Bank of America Corp., Series L, CVT, 7.250%	2,429	2,902,655
Brandywine Realty Trust, 0.043%	3,594	92,905
Bunge Ltd., CVT, 4.875%	5,200	481,052
CBL & Associates Properties, Inc., Series D, REIT	49,600	1,236,528
Corporate Office Properties Trust, Series L, REIT	35,550	923,589
Crown Castle International Corp., Series A, CVT, REIT, 4.500%	7,941	961,695
CubeSmart, Series A, REIT	36,000	930,960
DDR Corp., 0.041%*	3,075	80,135
Digital Realty Trust, Inc., 0.046%*	5,075	146,921
Dominion Resources, Inc., CVT, 6.375%	14,700	762,048
Equity LifeStyle Properties, Inc., Series C, REIT	12,550	332,199
Exelon Corp., CVT, 6.500%	21,913	1,081,187
Frontier Communications Corp., Series A, CVT, 11.125%	14,019	1,329,282
General Growth Properties, Inc., Series A, REIT	38,450	1,029,307
Kilroy Realty Corp., Series G, REIT	9,800	260,582
Kilroy Realty Corp., Series H, REIT	9,950	256,710
LaSalle Hotel Properties, Series H, REIT	11,200	283,360
NextEra Energy, Inc., CVT, 5.799%	14,296	953,686
Pebblebrook Hotel Trust, Series B, REIT	1,800	45,612
Pennsylvania Real Estate Investment Trust, Series A, REIT	11,425	301,391

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Pennsylvania Real Estate Investment Trust, Series B, REIT	750	$19,650
PS Business Parks, Inc., Series S, REIT	9,425	242,694
PS Business Parks, Inc., Series T, REIT	21,050	549,405
Public Storage, 0.040%*	725	20,467
Regency Centers Corp., Series 6, REIT	7,550	196,527
Regency Centers Corp., Series 7, REIT	4,750	123,500
Retail Properties of America, Inc., Series A, REIT	12,700	332,867
Sabra Health Care REIT, Inc., Series A, REIT	35,900	939,862
Saul Centers, Inc., Series C, REIT	29,300	782,310
Senior Housing Properties Trust, 0.039%*	2,300	60,536
SL Green Realty Corp., Series I, REIT	65,081	1,702,519
Southwestern Energy Co., Series B, CVT, 6.250%	27,680	833,168
Stericycle, Inc., CVT, 5.250%	4,067	338,293
Summit Hotel Properties, Inc., Series A, REIT	1,900	49,400
Taubman Centers, Inc., Series J, REIT	42,700	1,110,627
Taubman Centers, Inc., Series K, REIT	5,725	149,136
Terreno Realty Corp., Series A, REIT	1,100	28,919
T-Mobile US, Inc., CVT, 5.500%	18,500	1,361,415
Tyson Foods, Inc., CVT, 4.750%	17,966	1,327,328
Urstadt Biddle Properties, Inc., Series F, REIT	29,950	798,467
Vornado Realty Trust, Series I, REIT	1,100	28,974
Wells Fargo & Co., Series L, CVT, 7.500%	2,935	3,813,152
Welltower, Inc., Series I, CVT, REIT, 6.500%	4,000	271,200
WP Glimcher, Inc., Series H, REIT	18,600	476,904
WP Glimcher, Inc., Series I, REIT	17,650	457,488

		37,975,658

TOTAL PREFERRED STOCKS (cost $46,801,046)		46,484,420

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Non-Residential Mortgage-Backed Securities
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	119	117,852
Series 2013-C, Class A, 144A
1.640%	04/16/18	96	95,849
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	50	49,952
Series 2012-D, Class A, 144A
1.480%	03/16/20	44	44,064
Flagship Credit Auto Trust,
Series 2013-2, Class A, 144A
1.940%	01/15/19	120	120,347
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	81	80,947
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
0.780%	08/15/17	18		$17,945
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	432		458,545
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	—	(r)	408

				985,909

Residential Mortgage-Backed Securities — 3.1%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.568%(c)	10/25/34	1,648		1,529,846
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
1.623%(c)	07/25/33	1,413		1,346,517
Series 2003-OP1, Class M1
1.538%(c)	12/25/33	105		99,302
Series 2003-OP1, Class M2
2.738%(c)	12/25/33	954		885,917
Series 2004-HE2, Class M2
2.288%(c)	10/25/34	351		326,339
Series 2004-HE3, Class M3
1.533%(c)	11/25/34	225		205,219
Series 2004-OP1, Class M2
2.028%(c)	04/25/34	887		816,719
Series 2005-HE7, Class A1B2
1.053%(c)	11/25/35	336		330,204
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
3.143%(c)	08/25/32	754		747,634
Series 2003-9, Class M2
3.338%(c)	09/25/33	510		483,891
Series 2003-10, Class M1
1.503%(c)	12/25/33	1,056		982,213
Series 2003-10, Class M2
3.003%(c)	12/25/33	991		955,441
Series 2003-12, Class M2
3.038%(c)	01/25/34	480		460,521
Series 2004-R1, Class M2
1.358%(c)	02/25/34	1,342		1,212,704
Series 2004-R1, Class M6
2.558%(c)	02/25/34	279		266,347
Argent Securities, Inc.,
Series 2003-W7, Class M2
3.113%(c)	03/25/34	355		347,824
Series 2003-W9, Class M2
3.068%(c)	01/25/34	1,699		1,636,594
Series 2003-W9, Class M3B
3.608%(c)	01/25/34	492		452,106
Series 2004-W4, Class A
1.008%(c)	03/25/34	983		913,636
Series 2004-W6, Class M4
3.338%(c)	05/25/34	204		179,990
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
1.953%(c)	07/25/33	448		428,498
Series 2004-OPT3, Class A4
1.268%(c)	11/25/33	425		401,028

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1B
1.073%(c)	04/25/34	365	$358,962
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
2.478%(c)	10/25/34	347	312,609
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
2.208%(c)	09/25/34	1,044	940,873
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.703%(c)	03/25/43	88	84,961
Series 2003-SD2, Class 3A
4.591%(c)	06/25/43	505	502,067
Series 2004-1, Class M1
1.428%(c)	06/25/34	713	673,160
Series 2004-2, Class M1
1.653%(c)	08/25/34	523	477,935
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
1.053%(c)	01/25/34	1,751	1,590,430
Series 2004-B, Class M2
1.203%(c)	03/25/34	909	799,086
Series 2004-D, Class AF4
4.680%	06/25/32	201	202,457
Series 2005-A, Class M1
0.933%(c)	01/25/35	974	889,614
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
1.548%(c)	05/25/34	477	425,299
Chase Funding Trust,
Series 2003-6, Class 2M1
1.203%(c)	11/25/34	1,198	1,108,028
CHEC Loan Trust,
Series 2004-1, Class A3
1.453%(c)	07/25/34	507	485,563
Series 2004-2, Class M3
1.703%(c)	04/25/34	302	255,339
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
2.178%(c)	10/25/33	785	683,360
Series 2004-3, Class M1
1.238%(c)	06/25/34	1,237	1,181,426
Series 2004-BC1, Class M3
2.553%(c)	10/25/33	170	140,327
Series 2004-ECC2, Class M5
2.328%(c)	10/25/34	592	540,178
Series 2004-SD2, Class M1, 144A
1.073%(c)	06/25/33	520	501,357
Countrywide Partnership Trust,
Series 2004-EC1, Class M2
1.433%(c)	01/25/35	857	777,110
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.928%(c)	11/25/33	286	276,359
Series 2004-CB5, Class M1
1.403%(c)	01/25/34	602	560,866
Series 2004-CB6, Class M3
2.588%(c)	07/25/35	559	527,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
CWABS, Inc. Asset-Backed Certificates,
Series 2003-5, Class MF2
5.408%(c)	11/25/33	776	$667,948
Series 2004-1, Class M1
1.238%(c)	03/25/34	1,127	1,079,432
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class M2
1.458%(c)	07/25/34	708	667,780
Series 2004-5, Class M3
2.178%(c)	07/25/34	438	397,610
Series 2004-6, Class 1A1
0.993%(c)	12/25/34	1,095	1,029,361
Series 2004-6, Class M1
1.353%(c)	10/25/34	449	416,766
Series 2004-6, Class M2
1.428%(c)	10/25/34	637	595,367
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%	10/25/34	996	959,923
Series 2004-1, Class M2
5.615%	04/25/34	2,108	1,916,507
Series 2004-2, Class M1
5.692%	07/25/34	158	153,545
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.773%(c)	11/25/35	626	612,480
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.918%(c)	12/25/33	133	130,475
Series 2004-2, Class M2
1.418%(c)	07/25/34	605	564,666
Series 2004-A, Class M1
1.278%(c)	01/25/34	1,753	1,592,480
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	130	130,050
GSAMP Trust,
Series 2003-HE1, Class M1
1.732%(c)	06/20/33	453	440,334
Series 2004-NC2, Class M1
1.503%(c)	10/25/34	562	514,531
Series 2006-HE3, Class A2C
0.613%(c)	05/25/46	1,143	1,024,584
Series 2007-SEA1, Class A, 144A
0.788%(c)	12/25/36	463	420,956
Home Equity Asset Trust,
Series 2003-1, Class M1
1.953%(c)	06/25/33	582	560,609
Series 2004-3, Class M1
1.343%(c)	08/25/34	582	531,072
Series 2004-6, Class M2
1.353%(c)	12/25/34	181	154,472
Series 2004-7, Class M1
1.383%(c)	01/25/35	400	376,545
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.688%(c)	11/25/34	1,401	1,250,312
Series 2004-C, Class M1
1.328%(c)	03/25/35	1,059	959,138

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2004-C, Class M2
1.388%(c)	03/25/35	412	$362,256
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.328%(c)	07/25/31	1,322	1,244,074
Series 2003-4, Class M2
3.078%(c)	08/25/33	158	152,305
Series 2004-1, Class M3
1.503%(c)	02/25/34	1,686	1,611,908
Series 2004-5, Class A5
1.013%(c)	09/25/34	467	417,273
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.635%(c)	04/25/33	162	138,340
Series 2004-OPT2, Class M1
1.353%(c)	09/25/34	514	481,915
Series 2004-WMC2, Class M1
1.388%(c)	04/25/34	929	862,961
Series 2005-NC1, Class M2
1.238%(c)	12/25/34	1,049	1,000,904
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.463%(c)	07/25/34	279	243,918
Series 2005-NC1, Class M2
1.533%(c)	10/25/35	696	625,623
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.343%(c)	01/25/34	596	564,559
Series 2004-HE6, Class M1
1.313%(c)	08/25/34	2,357	2,226,260
Series 2004-HE6, Class M2
1.388%(c)	08/25/34	228	213,410
Series 2004-NC2, Class M2
2.288%(c)	12/25/33	295	270,035
Series 2004-NC5, Class M1
1.388%(c)	05/25/34	811	744,479
Series 2004-NC7, Class M2
1.383%(c)	07/25/34	780	753,273
Series 2004-OP1, Class M3
1.473%(c)	11/25/34	123	111,529
Series 2004-SD1, Class A
1.288%(c)	08/25/34	636	596,192
Series 2004-WMC2, Class M1
1.368%(c)	07/25/34	728	693,929
Series 2005-HE1, Class M3
1.268%(c)	12/25/34	383	307,413
Series 2005-WMC1, Class M2
1.188%(c)	01/25/35	1,854	1,796,308
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.913%(c)	02/25/33	272	258,040
Series 2002-NC5, Class M1
1.898%(c)	10/25/32	266	250,583
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
3.218%(c)	10/25/33	1,302	1,259,460
Series 2003-6, Class M1
1.568%(c)	01/25/34	754	701,440
Series 2003-B, Class M2

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
2.963%(c)	11/25/33	389	$372,093
Series 2004-4, Class M1
1.253%(c)	02/25/35	786	713,255
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.956%(c)	09/25/33	383	345,351
Option One Mortgage Loan Trust,
Series 2003-2, Class M1
1.463%(c)	04/25/33	939	852,409
Series 2003-3, Class M1
1.428%(c)	06/25/33	599	554,389
Series 2003-4, Class M1
1.508%(c)	07/25/33	1,520	1,369,219
Series 2004-2, Class M2
2.028%(c)	05/25/34	224	190,355
Park Place Securities, Inc.,
Series 2005-WCH1, Class M4
1.698%(c)	01/25/36	500	456,249
Pretium Mortgage Credit Partners I,
Series 2015-NPL2, Class A1, 144A
3.750%	07/27/30	863	860,334
RAMP Trust,
Series 2004-RS9, Class MII1
1.428%(c)	09/25/34	974	917,338
Series 2006-EFC2, Class A3
0.613%(c)	12/25/36	1,363	1,313,533
RASC Trust,
Series 2001-KS3, Class AII
0.948%(c)	09/25/31	1,262	1,177,985
Series 2005-KS2, Class M1
1.133%(c)	03/25/35	861	787,740
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
1.333%(c)	08/25/33	1,012	936,322
Series 2003-2, Class M2A
3.453%(c)	08/25/33	557	512,966
Series 2003-3, Class A
0.953%(c)	12/25/33	2,072	1,925,280
Series 2003-3, Class M1
1.183%(c)	12/25/33	1,139	1,027,458
Series 2004-1, Class AV3
0.923%(c)	05/25/34	754	728,776
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.053%(c)	07/25/30	109	95,083
Series 2003-2, Class M2
3.113%(c)	06/25/33	366	346,800
Series 2004-2, Class AF3
5.153%(c)	08/25/35	564	566,400
Series 2004-2, Class MV2
2.288%(c)	08/25/35	1,216	1,158,551
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.388%(c)	11/25/34	872	809,053
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.878%(c)	04/25/33	357	352,078
Series 2003-BC6, Class M1
1.578%(c)	07/25/33	557	529,187

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2003-BC10, Class A4
1.453%(c)	10/25/33	682	$656,721
Series 2003-BC11, Class M2
3.003%(c)	10/25/33	745	739,343
Series 2004-6, Class M2
2.403%(c)	07/25/34	389	362,662
Series 2004-8, Class M2
1.383%(c)	09/25/34	824	726,540
VOLT XXII LLC,
Series 2015-NPL4, Class A1, 144A
3.500%	02/25/55	909	904,386
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
1.428%(c)	10/25/34	837	782,340
Series 2004-2, Class M8A, 144A
4.953%(c)	10/25/34	734	682,880
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,101	1,087,677

			89,179,352

TOTAL ASSET-BACKED SECURITIES (cost $88,978,312)			90,165,261

BANK LOANS(c) — 0.1%
Ardagh Holdings USA, Inc.,
New Term Loan^
4.000%	12/17/19	47	46,845
Avago Technologies Cayman Ltd.,
Term B-1 Dollar Loan
4.250%	11/10/22	74	73,600
Avago Technologies Ltd.,
Term B-1 Dollar Loan
4.250%	11/10/22	16	16,100
Avaya, Inc.,
Term B-1 Dollar Loan
4.250%	05/29/20	141	108,142
Berry Plastics Corp.,
Term G Loan
3.500%	01/06/21	20	19,844
Concordia Healthcare,
Initial Dollar Term Loan
5.250%	10/21/21	100	95,769
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	115	115,086
Dole Food Co., Inc.,
Tranche B Term Loan
4.500%	11/01/18	92	91,520
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/25/21	26	15,658
Entravision,
Tranche B Term Loan
5.000%	05/31/20	140	138,404
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	75	20,813

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) (continued)
First Data Corp.,
2021 New Dollar Term Loan
4.452%	03/24/21	103		$101,565
Floatel International Ltd.,
Initial Term Loan^
6.000%	06/27/20	36		21,730
Formula One Group,
Second Lien Facility
7.750%	07/29/22	80		77,080
Graton Economic Development Authority,
Incremental Term B Loan
4.750%	09/01/22	93		93,396
Gray Television, Inc.,
Incremental Term B Loan
3.938%	06/13/21	20		20,000
iHeartCommunications, Inc.,
Tranche D Term Loan
7.210%	01/30/19	79		57,841
Tranche E Term Loan
7.960%	07/30/19	132		96,672
Intrawest Operations Group LLC,
Initial Term Loan
5.000%	12/09/20	24		23,882
J.Crew Group, Inc.,
Initial Loan
4.000%	02/28/21	56		37,819
4.000%	03/05/21	61		41,739
Media General, Inc.,
Term Loan
5.500%	07/31/20	20		19,971
Microsemi Corp.,
Closing Date Term B Loan
5.250%	12/16/22	63		62,908
MTL Publishing LLC,
Term B-3 Loan
4.000%	08/19/22	20		19,819
NFR Energy,
Term Loan (Second Lien)(i)
12.000%	12/31/18	100		3,375
Pinnacle Foods Finance LLC,
Tranche I Term Loan
3.750%	01/13/23	55		54,891
Rite Aid Corp.,
Tranche 2 Term Loan (Second Lien)
4.875%	06/21/21	189		188,771
5.750%	08/21/20	30		29,975
ROC Finance LLC,
Closing Date Term B Loan
5.000%	06/20/19	87		82,469
Scientific Games Corp.,
Initial Term Loan
6.000%	10/18/20	—	(r)	74
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	29		28,774
Sears Roebuck Acceptance Corp.,
Term Loan (2015)
5.500%	06/30/18	112		106,612
Shelf Drilling,

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Term Loan^
10.000%	10/08/18	40	$19,000
SolarWinds, Inc.,
Initial US Term Loan (First Lien)
6.500%	01/29/23	100	98,844
SUPERVALU, Inc.,
New Term Loan
5.500%	03/18/19	40	39,759
5.500%	03/21/19	11	11,290
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.934%	10/10/17	890	292,172
Tribune,
Term B Loan
3.750%	12/27/20	124	123,357
Western Refining, Inc.,
Loan
12.500%	05/18/23	70	67,988
Windstream Services LLC,
Tranche B-6 Term Loan
5.750%	03/14/21	53	52,457

TOTAL BANK LOANS (cost $3,430,412)			2,616,011

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	8	7,637
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	442	439,552
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	1,055,140
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	905,327
Series 2007-PW16, Class AM
5.720%(c)	06/11/40	530	547,781
Series 2007-PW17, Class AJ
5.874%(c)	06/11/50	1,000	981,873
Series 2007-PW17, Class AMFL, 144A
1.137%(c)	06/11/50	855	835,776
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.773%(c)	07/10/38	464	463,832
Fannie Mae- Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,213,828
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	782,060
Series 2013-M7, Class A2
2.280%	12/27/22	902	931,580
Series 2013-M13, Class A2
2.540%(c)	04/25/23	1,413	1,485,819
Series 2014-M3, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.471%(c)	01/25/24	1,660	$1,828,912
Series 2014-M9, Class A2
3.103%(c)	07/25/24	1,525	1,638,958
Series 2015-M2, Class A3
3.049%(c)	12/25/24	2,616	2,800,715
Series 2015-M4, Class AV2
2.509%(c)	07/25/22	2,000	2,080,086
Series 2015-M5, Class A1
2.869%(c)	03/25/25	2,676	2,840,406
Series 2015-M10, Class A2
3.092%(c)	04/25/27	1,081	1,173,782
FHLMC Multifamily Structured Pass-Through Certificates,
Series K305, Class A2
3.458%(c)	08/25/23	2,650	2,929,087
Series K708, Class X1, IO
1.462%(c)	01/25/19	11,837	382,682
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.386%(c)	08/10/44	1,300	1,288,574
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,588,044
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A4
5.399%	05/15/45	41	41,040
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	1,000	1,001,445
Series 2006-LDP8, Class D
5.618%(c)	05/15/45	500	455,397
Series 2007-LDPX, Class AM
5.464%(c)	01/15/49	1,500	1,475,698
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	2,000	1,991,675
Series 2007-C1, Class AM
5.455%	02/15/40	780	789,021
Series 2007-C2, Class A3
5.430%	02/15/40	810	821,506
Series 2007-C7, Class A3
5.866%(c)	09/15/45	393	411,658
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	617	641,603
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,005,606
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	689,924
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,468,928
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	199	196,240
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	828,468
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.531%(c)	05/10/45	1,100	1,105,651

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	$530,206
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
5.650%(c)	04/15/47		500	473,777
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.178%(c)	03/15/45		765	697,535

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,400,417)				42,826,829

CONVERTIBLE BONDS — 4.4%
Austria
IMMOFINANZ AG,
Sr. Unsec’d. Notes
4.250%	03/08/18	EUR	149	721,794

Belgium
Sagerpar SA,
Gtd. Notes
0.375%(s)	10/09/18	EUR	400	471,202

China — 0.3%
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes
1.905%(s)	01/29/21		500	575,000
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes
1.357%(s)	02/05/21		500	515,000
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.000%	07/01/20		1,472	1,549,280
1.250%	10/15/18		274	334,794
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
3.370%(s)	02/26/18		750	783,750
Kingsoft Corp. Ltd.,
Sr. Unsec’d. Notes
1.250%	04/11/19	HKD	4,000	503,989
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
2.490%(s)	11/07/18		600	621,000
Shenzhou International Group Holdings Ltd.,
Sr. Unsec’d. Notes
0.500%	06/18/19	HKD	4,000	589,706
SINA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		608	596,980
SouFun Holdings Ltd.,
Sr. Unsec’d. Notes
2.000%	12/15/18		166	162,888
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		922	905,865

				7,138,252

Czech Republic
CEZ MH BV,

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Czech Republic (continued)
Gtd. Notes, MTN
2.087%(s)	08/04/17	EUR	400	$451,670

Finland
Solidium Oy,
Sr. Unsec’d. Notes
0.944%(s)	09/04/18	EUR	500	567,085

France — 0.3%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR	73	845,138
Airbus Group SE,
Sr. Unsec’d. Notes, MTN
0.928%(s)	07/01/22	EUR	500	555,987
Capgemini SA,
Sr. Unsec’d. Notes
11.533%(s)	01/01/19	EUR	649	602,678
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN
14.940%(s)	12/06/16	EUR	622	471,108
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
0.875%	04/01/19	EUR	505	556,173
3.340%	01/01/17	EUR	270	288,997
Ingenico Group SA,
Sr. Unsec’d. Notes
8.931%(s)	06/26/22	EUR	263	507,018
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
19.647%(s)	02/16/21		254	631,427
Safran SA,
Sr. Unsec’d. Notes
1.194%(s)	12/31/20	EUR	786	799,008
Suez,
Sr. Unsec’d. Notes*
1.900%(s)	02/27/20	EUR	23	485,656
Technip SA,
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	300	389,357
TOTAL SA,
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22		800	808,800
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
13.970%(s)	07/01/21	EUR	125	440,730
Veolia Environnement SA,
Sr. Unsec’d. Notes
24.272%(s)	03/15/21	EUR	2,406	797,016
Wendel SA,
Sr. Unsec’d. Notes
21.922%(s)	07/31/19	EUR	392	226,034

				8,405,127

Germany — 0.3%
Aroundtown Property Holdings PLC,
Sr. Unsec’d. Notes
1.500%	01/18/21	EUR	600	720,120
Deutsche Post AG,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Germany (continued)
0.600%	12/06/19	EUR	800	$1,168,794
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	300	586,450
Fresenius SE & Co. KGaA,
Gtd. Notes
0.740%(s)	09/24/19	EUR	600	924,137
Grand City Properties SA,
Sr. Unsec’d. Notes
0.250%	03/02/22	EUR	600	689,424
Haniel Finance Deutschland GmbH,
Gtd. Notes
1.053%(s)	05/12/20	EUR	500	564,588
LEG Immobilien AG,
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	345,511
RAG-Stiftung,
Sr. Unsec’d. Notes
0.340%(s)	12/31/18	EUR	700	791,976
Sr. Unsec’d. Notes, MTN
2.607%(s)	02/18/21	EUR	500	593,774
Rocket Internet SE,
Sr. Unsec’d. Notes
3.000%	07/22/22	EUR	500	441,128
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17		2,750	2,853,950

				9,679,852

Hong Kong
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes
0.735%(s)	01/05/23		1,200	1,210,500

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	800	999,667

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%(s)	02/01/26		625	783,203

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes, MTN
0.434%(s)	04/13/22	EUR	400	460,815
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	1,200	1,288,425

				1,749,240

Japan — 0.6%
Asics Corp.,
Sr. Unsec’d. Notes
3.140%(s)	03/01/19	JPY	80,000	807,631
Chugoku Electric Power Co., Inc. (The),
Sr. Unsec’d. Notes
1.771%(s)	03/25/20	JPY	90,000	876,338
Joyo Bank Ltd. (The),

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Japan (continued)
Sr. Unsec’d. Notes
0.120%(s)	04/24/19		600	$567,750
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes
1.420%(s)	09/26/18	JPY	60,000	586,113
LIXIL Group Corp.,
Sr. Unsec’d. Notes
0.974%(s)	03/04/20	JPY	110,000	1,037,259
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.700%(s)	12/11/24	JPY	40,000	444,487
3.100%(s)	10/03/23	JPY	40,000	582,966
NH Foods Ltd.,
Sr. Unsec’d. Notes
4.575%(s)	09/26/18	JPY	120,000	1,401,733
Resorttrust, Inc.,
Sr. Unsec’d. Notes
0.952%(s)	12/01/21	JPY	60,000	600,349
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.390%(s)	04/25/18		400	385,000
Sony Corp.,
Sr. Unsec’d. Notes
0.856%(s)	09/30/22	JPY	81,000	819,687
Suzuki Motor Corp.,
Sr. Unsec’d. Notes
1.277%(s)	03/31/21	JPY	120,000	1,199,826
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
1.109%(s)	12/11/20	JPY	70,000	673,631
Terumo Corp.,
Sr. Unsec’d. Notes
1.140%(s)	12/06/21	JPY	60,000	737,181
1.440%(s)	12/04/19	JPY	60,000	716,845
Tohoku Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.372%(s)	12/03/20	JPY	90,000	874,812
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.250%(s)	12/19/19	JPY	90,000	908,585
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.040%(s)	08/31/21	JPY	40,000	463,855
1.790%(s)	08/30/19	JPY	60,000	656,563
Unicharm Corp.,
Sr. Unsec’d. Notes
2.713%(s)	09/25/20	JPY	50,000	559,846
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes
1.002%(s)	06/28/19	JPY	100,000	1,106,619
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes
0.103%(c)	03/26/20		500	480,875

				16,487,951

Malaysia — 0.1%
Cahaya Capital Ltd.,
Sr. Unsec’d. Notes
0.390%(s)	09/18/21		800	784,400

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Malaysia (continued)
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
1.570%(s)	10/24/18	SGD	750	$638,176

				1,422,576

Mexico — 0.1%
America Movil BV,
Gtd. Notes
5.500%	09/17/18	EUR	300	345,444
America Movil SAB de CV,
Sr. Unsec’d. Notes
1.053%(s)	05/28/20	EUR	2,200	2,414,604
Cemex SAB de CV,
Sub. Notes
3.750%	03/15/18		500	513,125

				3,273,173

Netherlands — 0.1%
NXP Semiconductors NV,
Sr. Unsec’d. Notes
1.000%	12/01/19		1,200	1,304,250

Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
0.125%(s)	11/05/20	EUR	700	860,027

Russia
Yandex NV,
Sr. Unsec’d. Notes, MTN
1.125%	12/15/18		505	470,112

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	2,000	1,479,103

South Africa — 0.1%
Shoprite Investments Ltd.,
Gtd. Notes
6.500%	04/03/17	ZAR	1	395,162
Steinhoff Finance Holdings GmbH,
Gtd. Notes
1.250%	08/11/22	EUR	700	768,128
1.250%	10/21/23	EUR	1,000	1,061,480
4.000%	01/30/21	EUR	400	642,326

				2,867,096

Spain — 0.2%
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR	300	401,176
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR	600	709,133
Criteria Caixa SA,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	400	435,912
OHL Investments SA,
Sec’d. Notes
4.000%	04/25/18	EUR	300	287,981
Telefonica Participaciones SAU,

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Spain (continued)
Gtd. Notes
4.900%	09/25/17	EUR	1,000	$905,005
Gtd. Notes, MTN
0.456%(s)	03/09/21	EUR	600	652,869
Telefonica SA,
Sr. Unsec’d. Notes, MTN
6.000%	07/24/17	EUR	900	854,955

				4,247,031

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
2.000%(s)	05/15/19	SEK	5,000	646,519

Switzerland
Swiss Life Holding AG,
Sr. Unsec’d. Notes
2.010%(s)	12/02/20	CHF	475	563,530

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.950%(s)	09/05/18		600	708,000

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,700	1,405,504
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes, MTN
1.000%	03/12/18		800	796,000

				2,201,504

United Kingdom — 0.2%
Balfour Beatty Finance No.2 Ltd.,
Gtd. Notes
1.875%	12/03/18	GBP	200	244,019
British Land Jersey Ltd.,
Gtd. Notes, MTN
1.500%	09/10/17	GBP	600	827,908
British Land White 2015 Ltd.,
Gtd. Notes, REIT
0.350%(s)	06/09/20	GBP	600	733,256
Fiat Chrysler Automobile,
Sr. Unsec’d. Notes
7.875%	12/15/16		23	1,357,460
Intu Jersey Ltd.,
Gtd. Notes, REIT
2.500%	10/04/18	GBP	200	280,895
J Sainsbury PLC,
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	600	808,898
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17		800	770,000
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
0.555%(s)	11/26/20	GBP	1,200	1,569,871

				6,592,307

United States — 1.8%
Anthem, Inc.,

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes
2.750%	10/15/42	661	$1,203,433
Ares Capital Corp.,
Sr. Unsec’d. Notes(a)
4.750%	01/15/18	621	642,347
Brocade Communications Systems, Inc.,
Gtd. Notes
1.375%	01/01/20	577	566,181
CenterPoint Energy, Inc.,
Sub. Notes
4.184%	09/15/29	1,197	624,684
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	497	280,805
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19	1,289	1,434,013
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	639	239,625
3.125%	05/15/24	590	194,700
Dycom Industries, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	09/15/21	603	686,666
Extra Space Storage LP,
Gtd. Notes, REIT, 144A
3.125%	10/01/35	576	657,000
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35	1,098	968,299
IAS Operating Partnership LP,
Gtd. Notes, REIT, 144A
5.000%	03/15/18	183	178,425
Illumina, Inc.,
Sr. Unsec’d. Notes
1.303%(s)	06/15/19	1,399	1,362,276
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/15/22	750	655,313
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	1,748	2,260,383
3.250%	08/01/39	1,351	2,196,219
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21	627	443,211
Jazz Investments I Ltd.,
Gtd. Notes(a)
1.875%	08/15/21	800	856,500
Lam Research Corp.,
Sr. Unsec’d. Notes
1.250%	05/15/18	158	229,693
Lennar Corp.,
Gtd. Notes
3.250%	11/15/21	346	680,323
Liberty Interactive LLC,
Sr. Unsec’d. Notes
0.750%	03/30/43	184	204,672
Liberty Media Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes
1.375%	10/15/23		776	$770,665
Medicines Co. (The),
Sr. Unsec’d. Notes
2.500%	01/15/22		458	539,581
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		400	444,000
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		445	936,447
Sr. Sub. Notes
1.625%	02/15/25		1,331	1,473,251
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43		1,081	825,614
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		512	692,800
National Grid North America, Inc.,
Sr. Unsec’d. Notes, MTN
0.900%	11/02/20	GBP	400	552,684
Newmont Mining Corp.,
Gtd. Notes
1.625%	07/15/17		290	324,438
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		753	1,871,205
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	11/01/35		631	609,704
NuVasive, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	03/15/21		787	931,611
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		1,050	2,446,500
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18		313	399,858
ON Semiconductor Corp.,
Gtd. Notes
1.000%	12/01/20		793	708,744
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
1.573%(s)	07/01/19		441	561,999
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes(a)
0.900%	09/15/21		2,492	2,523,150
1.000%	03/15/18		822	1,141,039
QIAGEN NV,
Sr. Unsec’d. Notes
0.375%(s)	03/19/19		800	810,800
Red Hat, Inc.,
Sr. Unsec’d. Notes(a)
0.250%(s)	10/01/19		801	971,213
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	336,020

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
salesforce.com, inc.,
Sr. Unsec’d. Notes
0.250%(s)	04/01/18	960	$1,240,200
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.350%(s)	11/01/18	658	732,025
SolarCity Corp.,
Sr. Unsec’d. Notes
1.625%	11/01/19	247	162,866
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19	556	599,785
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.550%	03/01/18	691	719,936
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21	547	442,044
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%(s)	03/01/19	2,191	1,939,035
1.250%	03/01/21	565	464,446
1.500%	06/01/18	445	752,328
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36	340	367,625
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%(s)	09/15/19	743	680,774
1.000%	09/15/21	1,156	1,028,840
VEREIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	12/15/20	1,161	1,152,293
VeriSign, Inc.,
Jr. Sub. Notes
4.345%	08/15/37	825	2,076,422
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33	550	535,906
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21	419	455,401
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20	750	685,313
Yahoo!, Inc.,
Sr. Unsec’d. Notes
1.398%(s)	12/01/18	1,471	1,464,945

			51,936,275

TOTAL CONVERTIBLE BONDS (cost $129,194,818)			127,237,046

CORPORATE BONDS — 14.0%
Argentina
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19	160	166,800
6.875%	04/22/21	150	159,975

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Argentina (continued)
7.500%	04/22/26	150	$162,150
7.625%	04/22/46	150	162,000
Sr. Unsec’d. Notes, RegS
6.875%	04/22/21	150	159,975
YPF SA,
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	100	106,750
Sr. Unsec’d. Notes, RegS
8.750%	04/04/24	100	107,500

			1,025,150

Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26	550	563,650
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18	96	97,257
4.125%	02/24/42	135	139,185
5.000%	09/30/43	69	80,176
6.420%	03/01/26	75	92,173
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	40	40,798
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	200	222,959
6.250%	01/14/21	300	342,876
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	401,851
Sr. Unsec’d. Notes
2.600%	11/23/20	160	165,380

			2,146,305

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%(i)	06/15/21	200	40,000

Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.900%	02/01/19	180	183,056
2.650%	02/01/21	505	523,693
3.300%	02/01/23	390	410,931
3.650%	02/01/26	1,790	1,917,530
4.700%	02/01/36	175	196,652
4.900%(a)	02/01/46	510	597,639
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	396	402,874

			4,232,375

Brazil — 0.1%
Caixa Economica Federal,
Sr. Unsec’d. Notes, MTN, RegS
4.500%	10/03/18	150	149,625

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Brazil (continued)
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21	134	$138,690
7.250%	06/01/21	38	39,330
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24	311	301,281
Petrobras Global Finance BV,
Gtd. Notes
5.375%	01/27/21	397	363,632
6.875%	01/20/40	41	33,296
7.875%	03/15/19	220	227,150
8.375%	05/23/21	70	72,240
Vale Overseas Ltd.,
Gtd. Notes
5.875%	06/10/21	80	80,100

			1,405,344

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	470	487,479
Sr. Sec’d. Notes, 144A
4.625%	01/15/22	20	20,150
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35	200	193,140
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	69	70,761
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	167	170,062
ATS Automation Tooling Systems, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	51	51,893
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19	365	374,708
2.550%	11/06/22	340	351,488
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes, BKNT
2.450%	03/22/21	195	200,364
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	192	206,728
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	14	13,370
5.500%	09/15/18	28	27,720
6.125%(a)	01/15/23	31	26,427
7.500%	03/15/25	150	129,750
7.750%	03/15/20	115	112,987
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38	150	163,060
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31	285	399,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23	45	$43,313
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	280	255,601
4.450%	09/15/42	9	7,162
5.700%	10/15/19	43	45,482
6.750%	11/15/39	55	57,758
Concordia International Corp.,
Gtd. Notes, 144A
7.000%	04/15/23	169	144,073
Cott Beverages, Inc.,
Gtd. Notes
5.375%	07/01/22	88	88,000
6.750%	01/01/20	50	52,125
Encana Corp.,
Sr. Unsec’d. Notes
3.900%	11/15/21	5	4,849
6.500%	02/01/38	12	11,919
6.625%	08/15/37	45	44,806
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21	90	72,675
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20	35	29,575
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	55	56,100
7.875%(a)	11/01/22	45	46,013
Mattamy Group Corp.,
Gtd. Notes, 144A
6.500%	11/15/20	46	44,160
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%(a)	01/30/23	627	463,980
6.500%	03/15/21	25	19,375
7.000%	03/31/24	148	113,960
New Gold, Inc.,
Gtd. Notes, 144A
6.250%	11/15/22	123	119,925
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	60	60,300
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	90,900
5.875%	06/01/26	36	36,090
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	225	230,668
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	2	1,600
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	765	776,475

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23	160	$177,764
5.450%	10/01/43	95	113,156
8.750%	05/01/32	240	339,313
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.625%	04/15/19	585	589,338
2.500%	01/19/21	290	299,645
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	150	177,004
6.100%	06/01/18	565	610,966
6.500%	06/15/38	75	96,648
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19	30	18,900
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23	55	41,800
4.500%	01/15/21	35	30,450
4.750%	01/15/22	150	126,735
Gtd. Notes, 144A
8.000%(a)	06/01/21	10	10,300
8.500%	06/01/24	38	39,425
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	285	294,791
Sr. Unsec’d. Notes, MTN
2.125%	04/07/21	220	223,889
2.250%	11/05/19	200	205,236
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	160,587
6.200%	10/15/37	100	122,426
7.125%	01/15/19	100	112,552
7.250%	08/15/38	125	169,135
Transcanada Trust,
Gtd. Notes
5.625%(c)	05/20/75	29	26,753
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19	65	57,850
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	208	211,120

			10,172,035

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, RegS
4.500%	08/13/23	200	211,956
4.500%	09/16/25	200	209,346

			421,302

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	254	252,303

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
China (continued)
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	$201,844
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	268,792
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	200,747

			923,686

Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45	177	153,813

Egypt
Egypt Government International Bond,
Sr. Unsec’d. Notes, RegS
5.875%	06/11/25	250	218,750

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	57	60,990

France — 0.2%
Albea Beauty Holdings SA,
Sr. Sec’d. Notes, 144A
8.375%	11/01/19	400	420,000
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	36	37,530
BPCE SA,
Sr. Unsec’d. Notes, BKNT
2.650%	02/03/21	350	360,021
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.375%	07/01/21	250	252,808
2.750%	06/10/20	400	412,656
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	80	84,001
Orange SA,
Sr. Unsec’d. Notes
9.000%	03/01/31	170	263,283
Pernod Ricard SA,
Sr. Unsec’d. Notes, 144A
3.250%	06/08/26	295	301,927
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	400	389,000
6.250%	05/15/24	400	382,500
7.375%	05/01/26	400	395,500
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21	220	224,031
Total Capital Canada Ltd.,
Gtd. Notes
2.750%	07/15/23	260	267,222

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
France (continued)
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		332	$341,463
3.700%	01/15/24		120	131,202
3.750%	04/10/24		100	110,068

				4,373,212

Germany — 0.2%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.500%	07/05/19		910	909,363
2.250%	07/31/19		150	153,835
2.250%	03/02/20		680	692,643
2.450%	05/18/20		150	154,356
2.950%	01/11/17		150	151,475
Gtd. Notes
8.500%	01/18/31		170	276,176
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.950%	08/20/20		69	68,394
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		456	457,570
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes
1.125%	01/31/20	EUR	600	829,852
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20		40	41,100
4.750%	10/15/24		55	56,787
5.875%	01/31/22		88	96,470
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21		2	2,220
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%(a)	05/15/23		250	253,750
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
6.125%	08/17/26		160	211,842
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22		200	202,750
4.750%	04/29/25		935	947,267

				5,505,850

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		200	210,875
Shimao Property Holdings Ltd.,
Gtd. Notes
8.375%	02/10/22		200	225,500

				436,375

India
Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN, RegS
4.000%	01/14/23		200	209,970

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42	200	$202,198
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, RegS
5.500%	11/22/21	200	217,604

			419,802

Ireland
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24	250	255,156
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	35	34,588
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	200	204,500
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	162,364
6.500%(c)	10/29/49	83	57,685

			714,293

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21	77	81,599
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	165	167,779

			249,378

Italy
Intesa Sanpaolo SpA,
Sub. Notes, MTN, 144A
5.710%	01/15/26	230	218,067
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	350	333,375

			551,442

Japan
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	221,950
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	103,000
Mizuho Bank Ltd.,
Gtd. Notes, 144A
2.700%	10/20/20	215	222,715
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18	267	269,215

			816,880

Kazakhstan
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25	300	328,536

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Kazakhstan (continued)
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	100	$108,854
Sr. Unsec’d. Notes, MTN, RegS
6.375%	04/09/21	200	218,540

			655,930

Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	300	294,561
7.500%	05/15/26	275	269,500
Altice Luxembourg SA,
Gtd. Notes, 144A
7.625%(a)	02/15/25	200	195,250
7.750%	05/15/22	400	404,000
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25	55	54,725
6.500%	03/01/21	55	56,513
7.250%	02/25/22	180	189,450
8.000%	10/15/39	100	97,000
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.875%(a)	02/15/19	700	699,125
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	579	367,665
7.250%	04/01/19	51	37,230
7.250%	10/15/20	1,600	1,140,000
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	48	47,280
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	204	49,980
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	100,643

			4,002,922

Malaysia
Petronas Capital Ltd.,
Gtd. Notes, MTN, RegS
3.500%	03/18/25	200	210,282

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20	200	221,605
6.125%	03/30/40	100	122,610
BBVA Bancomer SA/Texas,
Sub. Notes, RegS
6.750%	09/30/22	150	167,455
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%(a)	05/05/25	380	369,550
Sr. Sec’d. Notes, RegS
6.125%	05/05/25	200	194,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico (continued)
Petroleos Mexicanos,
Gtd. Notes
2.699%(c)	07/18/18	30	$29,930
3.500%	07/18/18	10	10,065
4.875%	01/18/24	100	101,380
6.500%	06/02/41	170	172,125
6.625%	06/15/35	200	206,200
Gtd. Notes, 144A
6.375%	02/04/21	50	54,365

			1,649,785

Netherlands — 0.3%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20	585	598,208
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
3.950%	02/01/22	520	520,000
4.625%(a)	07/01/22	800	819,264
Bluewater Holding BV,
Gtd. Notes, 144A
10.000%	12/10/19	200	89,000
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23	250	263,624
Gtd. Notes, MTN
3.875%	02/08/22	375	407,400
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	250	254,232
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	30	30,138
3.400%	04/01/22	300	321,085
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	180	193,324
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.125%	06/01/21	200	203,000
5.750%	03/15/23	700	731,500
Shell International Finance BV,
Gtd. Notes
1.875%	05/10/21	275	276,457
2.375%	08/21/22	150	153,563
3.400%	08/12/23	175	185,985
4.000%	05/10/46	370	377,366
4.300%	09/22/19	150	163,374
4.375%	03/25/20	400	439,626
4.550%	08/12/43	275	305,861
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%(a)	01/15/25	750	742,500

			7,075,507

New Zealand
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
7.000%	07/15/24	35	36,033
Sr. Sec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
New Zealand (continued)
5.750%(a)	10/15/20		480	$495,600
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		115	116,437

				648,070

Norway
Statoil ASA,
Gtd. Notes
1.150%	05/15/18		168	168,151
2.450%	01/17/23		155	156,924
2.750%	11/10/21		46	48,096
6.700%	01/15/18		20	21,678
7.250%	09/23/27		160	222,447

				617,296

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23		200	191,250
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.875%	04/23/45		180	169,573

				360,823

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		100	135,374

Qatar
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
4.625%	06/02/46		200	217,435

Russia
Russian Agricultural Bank Ojsc Via Rshb Capital SA,
Sr. Unsec’d. Notes, RegS
7.750%	05/29/18		100	107,793
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22		200	221,500
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes, RegS
5.375%	02/13/17		200	203,500
5.942%	11/21/23		200	209,008

				741,801

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD	1,250	881,291

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21		125	97,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18	151	$155,044
5.134%	04/27/20	102	112,591

			267,635

Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	625	628,086
Sr. Unsec’d. Notes, MTN, 144A
2.450%	05/27/20	300	306,492
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	313,538
Svenska Handelsbanken AB,
Gtd. Notes, GMTN
2.400%	10/01/20	505	517,482

			1,765,598

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	250	258,642
5.300%	08/13/19	100	110,371
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 144A
3.125%	12/10/20	305	304,536
3.450%	04/16/21	250	252,487
3.800%	06/09/23	400	398,974
4.550%	04/17/26	250	259,345
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	75	79,230
UBS AG,
Sr. Unsec’d. Notes, GMTN
1.800%	03/26/18	800	807,611
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
3.000%	04/15/21	200	203,990
4.125%	04/15/26	230	239,034

			2,914,220

Ukraine
Ukraine Government International Bond,
Sr. Unsec’d. Notes, RegS
7.750%	09/01/19	100	98,520

United Arab Emirates
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24	800	781,000
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18	35	25,725

			806,725

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom — 0.5%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24	200	$201,000
6.500%	07/15/22	450	468,279
AstraZeneca PLC,
Sr. Unsec’d. Notes
3.375%	11/16/25	530	555,623
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24	250	262,996
Barclays Bank PLC,
Sub. Notes
7.625%	11/21/22	200	215,250
Sub. Notes, MTN, 144A
6.050%	12/04/17	800	837,786
Barclays PLC,
Sub. Notes
5.200%	05/12/26	320	323,316
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20	300	311,085
BP Capital Markets PLC,
Gtd. Notes
2.241%	09/26/18	200	204,209
2.750%	05/10/23	220	221,679
3.119%	05/04/26	90	91,932
3.245%	05/06/22	1,015	1,065,208
3.814%	02/10/24	350	374,960
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.375%	12/15/30	50	77,034
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%(a)	04/15/23	628	624,075
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20	1,995	2,143,135
HSBC Holdings PLC,
Jr. Sub. Notes
6.875%(c)	12/29/49	351	349,245
Sr. Unsec’d. Notes
2.950%	05/25/21	210	212,176
3.600%	05/25/23	440	449,667
3.900%	05/25/26	300	308,645
4.000%	03/30/22	250	262,787
Imperial Brands Finance PLC,
Gtd. Notes, 144A
4.250%	07/21/25	300	324,759
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.250%	11/15/19	200	204,000
Lloyds Bank PLC,
Gtd. Notes
2.050%	01/22/19	730	728,106
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	130	74,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Rio Tinto Finance USA Ltd.,
Gtd. Notes
3.750%(a)	06/15/25	360	$376,604
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22	194	204,153
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%(a)	12/15/22	365	382,780
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	200	214,448
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	10/16/20	150	148,841
Santander UK PLC,
Sr. Unsec’d. Notes
2.500%	03/14/19	935	944,540
3.050%	08/23/18	250	255,909
Sub. Notes, 144A
5.000%	11/07/23	200	205,300
Standard Chartered PLC,
Sub. Notes, 144A
5.200%(a)	01/26/24	300	312,479
TI Group Automotive Systems LLC,
Sr. Unsec’d. Notes, 144A
8.750%(a)	07/15/23	315	308,700
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	450	441,563
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	100	99,947
2.950%	02/19/23	150	150,471
6.150%	02/27/37	175	203,025

			15,139,812

United States — 11.6%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	245	271,432
4.950%	10/15/45	245	278,966
6.150%	02/15/41	50	62,439
6.900%	03/01/19	100	113,777
9.500%	07/15/24	200	288,877
A Schulman, Inc.,
Gtd. Notes, 144A
6.875%	06/01/23	80	79,880
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%(a)	11/06/17	564	567,331
2.900%	11/06/22	200	203,924
3.200%	11/06/22	100	103,403
3.600%	05/14/25	185	193,849
4.450%	05/14/46	330	334,634
4.500%	05/14/35	100	104,516
4.700%	05/14/45	340	359,567

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	15	$14,550
Gtd. Notes, 144A
6.500%	03/01/24	40	40,600
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20	525	555,845
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	152	66,880
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	105	107,363
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	193	195,630
3.000%	03/12/20	465	479,568
3.450%	03/15/22	245	254,447
3.800%	03/15/25	550	573,005
Actavis, Inc.,
Gtd. Notes
3.250%	10/01/22	187	191,055
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	455	416,894
4.125%	06/15/23	174	162,907
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	250	269,241
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	64	61,440
7.000%	07/01/24	59	49,855
AECOM,
Gtd. Notes
5.750%	10/15/22	65	66,300
5.875%	10/15/24	238	243,950
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	575	567,813
5.500%	03/15/24	75	76,781
5.500%	04/15/25	50	50,125
6.000%(a)	05/15/26	47	47,999
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26	195	200,621
3.500%	11/15/24	250	263,752
4.250%	06/15/36	165	170,474
AGL Capital Corp.,
Gtd. Notes
3.250%	06/15/26	185	189,086
3.500%	09/15/21	180	191,062
4.400%	06/01/43	83	84,895
5.250%	08/15/19	150	164,117
5.875%	03/15/41	100	122,019
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	58	40,020

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	$195,174
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	09/04/18	250	249,947
3.375%	06/01/21	490	502,235
3.875%	04/01/21	65	66,950
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	185	175,750
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	80	90,100
AK Steel Corp.,
Sr. Sec’d. Notes
7.500%	07/15/23	80	81,200
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.607%(s)	02/15/19	746	735,743
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	100,498
3.850%	12/01/42	70	72,882
5.600%	03/15/33	150	183,034
6.000%	03/01/39	95	125,956
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	122	125,965
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%(a)	10/01/24	335	334,163
5.870%	02/23/22	125	130,650
6.750%	01/15/28	25	25,750
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	50	49,750
Gtd. Notes, 144A
6.375%	07/01/23	17	17,723
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	55	56,513
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20	350	353,068
4.600%	04/01/22	120	129,816
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	48	45,960
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	142	151,004
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	95	109,963
Sr. Unsec’d. Notes
4.125%	03/30/20	640	641,600
4.125%	02/13/22	110	109,175
5.125%(a)	09/30/24	650	662,187

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sub. Notes
5.750%	11/20/25	400	$401,000
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20	685	712,089
2.850%	08/09/22	476	498,576
4.000%	01/31/24	535	598,526
4.250%	08/09/42	70	76,427
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	460	515,583
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	125	124,375
5.875%	02/15/22	66	66,330
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	15	14,887
5.000%	04/01/24	375	371,203
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	175	184,719
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	241	262,223
American Airlines 2016-2 Class AA Pass Through Trust,
Pass-Through Certificates
3.200%	12/15/29	250	258,480
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	150	155,625
6.625%	10/15/22	200	214,000
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22	603	610,882
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%(a)	11/05/18	415	419,415
2.250%	05/05/21	455	463,072
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	165	174,064
4.800%	07/10/45	535	542,291
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	10/15/26	265	266,379
4.700%	03/15/22	200	220,705
5.900%	11/01/21	100	116,358
Sr. Unsec’d. Notes, REIT
3.300%	02/15/21	425	443,361
3.450%	09/15/21	210	218,581
3.500%	01/31/23	240	248,341
American Tower Trust I,
Pass-Through Certificates, REIT, 144A
1.551%	03/15/43	225	225,477
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	250	276,183
4.300%	12/01/42	47	52,834

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	75	$79,171
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24	22	22,165
5.875%	08/20/26	22	22,055
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23	280	303,080
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	475	511,227
4.400%	05/01/45	100	103,886
Sr. Unsec’d. Notes, 144A
4.563%	06/15/48	430	450,956
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%(a)	10/01/22	530	510,125
6.625%	06/01/21	300	291,375
Amsurg Corp.,
Gtd. Notes
5.625%(a)	07/15/22	75	77,063
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	387,165
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	315	307,894
4.850%	03/15/21	24	25,455
8.700%	03/15/19	100	114,042
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	395	401,913
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	212	203,520
5.375%	11/01/21	35	34,213
5.625%	06/01/23	310	300,700
6.000%	12/01/20	2	2,022
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	205	207,949
3.300%	01/15/23	140	144,610
4.625%	05/15/42	115	120,630
5.100%	01/15/44	235	264,162
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	104	106,538
4.750%	04/15/43	25	25,702
5.100%	09/01/40	145	151,013
6.000%	01/15/37	9	10,269
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	161,675
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	100	101,835
3.250%	02/23/26	930	987,266

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.450%	02/09/45	55	$51,681
3.850%	05/04/43	390	391,568
4.650%	02/23/46	405	457,479
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	32	28,320
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%(a)	03/15/23	850	875,500
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	75	87,002
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	26	26,266
6.000%	04/01/20	150	167,211
7.500%	01/15/27	100	121,537
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	700	696,500
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	495	505,535
2.625%	12/01/22	622	622,779
3.000%	02/15/22	530	540,500
3.400%	05/15/25	620	634,202
3.600%	02/17/23	225	234,715
3.800%	03/15/22	611	649,079
3.875%	08/15/21	300	323,198
4.125%	02/17/26	410	440,436
4.300%	12/15/42	465	450,220
4.350%	06/15/45	250	242,241
4.450%	04/01/24	450	494,374
4.750%	05/15/46	200	204,975
4.800%	06/15/44	50	51,331
5.150%	03/15/42	102	110,054
5.500%	02/01/18	110	117,080
5.650%	02/15/47	610	698,578
6.300%	01/15/38	75	90,182
6.350%	03/15/40	170	204,095
6.375%	03/01/41	170	206,884
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	353,676
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	100	101,585
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	30	6,600
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	140	100,100
9.000%	04/01/19	110	81,950
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	540	531,900
Gtd. Notes, 144A
6.375%	04/01/24	145	143,550

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	68	$68,000
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	50	53,075
5.250%(a)	07/01/25	40	41,700
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	185	191,656
3.350%	07/01/23	430	454,709
3.500%	11/15/21	110	118,272
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49	40	40,600
8.000%(c)	07/29/49	855	849,656
8.125%(c)	12/29/49	305	305,763
Sr. Unsec’d. Notes
2.000%	01/11/18	350	352,238
5.750%	12/01/17	200	211,688
6.000%	09/01/17	130	136,670
7.625%	06/01/19	675	781,265
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	304	312,861
3.500%(a)	04/19/26	775	800,876
Sr. Unsec’d. Notes, MTN
2.250%	04/21/20	600	603,355
3.875%	08/01/25	640	678,919
4.100%	07/24/23	100	107,133
5.000%	05/13/21	350	391,888
5.000%	01/21/44	155	179,284
5.625%	07/01/20	150	168,756
5.650%	05/01/18	250	267,912
Sub. Notes, GMTN
4.450%(a)	03/03/26	595	622,332
Sub. Notes, MTN
3.950%	04/21/25	395	402,246
4.200%	08/26/24	300	310,115
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49	160	160,600
Sr. Unsec’d. Notes
3.550%	09/23/21	150	162,403
5.450%	05/15/19	100	111,163
Sr. Unsec’d. Notes, MTN
2.050%	05/03/21	265	269,166
2.500%	04/15/21	525	544,015
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	445	464,355
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	85,313
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	505	519,409
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
4.915%	08/01/34	100	92,891

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	22	$21,285
5.500%	09/01/22	275	277,063
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	300	351,631
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	150	150,332
3.500%	02/01/25	465	501,510
3.750%	11/15/23	390	426,167
4.500%	02/01/45	110	123,480
6.125%(a)	04/01/36	130	172,384
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	210	233,073
5.750%	01/15/40	180	239,003
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	515	532,114
3.125%	03/15/26	400	419,418
3.400%	01/31/22	178	192,117
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23	55	55,000
5.500%	05/15/22	55	56,306
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45	215	241,777
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23	96	111,120
10.000%	10/15/25	180	207,900
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	205	194,237
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	81	69,660
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26	364	382,351
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	247,487
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	154,187
3.800%	02/01/24	50	53,676
3.850%	02/01/23	305	326,393
4.125%	05/15/21	150	163,527
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	327	348,255
Gtd. Notes, 144A
6.375%	04/01/26	15	15,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes, BKNT
1.450%	05/10/19	455	$456,825
Brandywine Operating Partnership LP,
Gtd. Notes, REIT
5.700%	05/01/17	126	130,144
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%(i)	04/15/22	170	34,000
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20	55	59,950
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
3.875%	08/15/22	165	169,346
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	115	116,623
5.850%	11/15/43	125	121,522
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	366	370,575
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	100	116,927
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	552,690
3.900%	08/01/46	360	379,990
4.100%	06/01/21	360	397,992
4.150%	04/01/45	110	119,793
4.450%	03/15/43	55	61,516
4.700%	09/01/45	100	117,595
7.950%	08/15/30	100	149,477
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	35	37,472
8.000%	04/15/20	110	112,806
8.625%	09/15/17	54	57,037
CalAtlantic Group, Inc.,
Gtd. Notes
5.375%	10/01/22	29	29,507
5.875%	11/15/24	100	103,000
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	34,510
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20	11	5,803
5.500%	09/15/21	12	6,060
6.000%	11/15/24	7	3,430
Sec’d. Notes, 144A
8.000%	12/15/22	91	64,610
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	95	94,763
5.875%	01/15/24	100	104,000

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.250%	02/13/19	500	$506,392
Sub. Notes
3.375%	02/15/23	1,370	1,399,319
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23	240	247,651
3.750%	04/24/24	120	125,194
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	250	288,886
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%(a)	02/15/19	103	105,124
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	225	235,480
CBL & Associates LP,
Ltd. Gtd. Notes
5.250%	12/01/23	236	223,903
CBS Corp.,
Gtd. Notes
5.900%	10/15/40	100	113,215
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	20	20,950
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22	40	41,050
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,056
5.375%	05/01/25	724	734,860
5.500%	05/01/26	485	492,275
5.750%	02/15/26	658	677,740
5.875%	04/01/24	789	818,587
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	65	67,135
3.875%	08/15/25	150	160,000
3.950%	10/15/20	100	107,863
5.000%	08/15/45	230	253,308
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	56	57,120
Sr. Unsec’d. Notes, 144A
6.125%	02/15/24	50	53,156
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	70	75,957
5.850%	01/15/41	110	127,664
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18	100	108,363
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	100	104,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	1,225	$1,203,563
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22	75	52,500
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	170	156,322
Change Healthcare Holdings, Inc.,
Gtd. Notes
11.000%	12/31/19	106	112,757
Gtd. Notes, 144A
6.000%	02/15/21	115	122,044
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20	25	27,724
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	130	139,716
4.908%	07/23/25	485	530,251
6.484%	10/23/45	247	294,923
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	150	127,500
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24	100	102,688
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	349	295,777
Chevron Corp.,
Sr. Unsec’d. Notes
2.100%	05/16/21	180	183,436
2.355%	12/05/22	203	206,052
2.419%	11/17/20	760	783,950
3.191%	06/24/23	95	100,931
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	15	16,079
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%(a)	02/01/22	89	77,875
7.125%	07/15/20	107	99,199
Sr. Sec’d. Notes
5.125%	08/01/21	80	79,400
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18	50	54,241
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	55	56,548
2.700%	03/13/23	170	174,703
2.875%	11/03/22	60	62,763
4.350%	11/03/45	100	115,042
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	430	463,164

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	34	$35,555
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	122	127,235
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	247,500
5.125%	12/15/22	85	86,487
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,440	1,484,088
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	425	432,437
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	970	1,014,863
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	55	55,275
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	83	79,473
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	100	96,625
5.875%(c)	12/29/49	355	340,800
6.250%(c)	12/29/49	70	71,925
Sr. Unsec’d. Notes
2.700%(a)	03/30/21	75	76,334
3.400%	05/01/26	595	610,083
3.700%	01/12/26	775	815,833
8.125%	07/15/39	42	65,505
Sub. Notes
3.875%	03/26/25	100	101,011
4.300%	11/20/26	80	82,421
4.400%(a)	06/10/25	260	271,858
4.600%	03/09/26	630	667,914
4.750%	05/18/46	105	105,368
5.500%	09/13/25	115	128,908
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	150	34,125
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	56	28,560
9.000%	03/15/19	830	493,850
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	185	189,277
5.250%(a)	08/01/20	250	255,937
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	1,853	1,853,000
6.500%	11/15/22	27	25,987
7.625%	03/15/20	1,039	988,609
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	40	38,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
5.375%	02/01/25	15	$15,000
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	100	107,974
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24	3	990
8.500%	12/15/19	15	6,632
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	249,455
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	96,272
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	60,992
4.500%	03/01/26	42	44,705
7.350%	11/15/19	150	173,214
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	111	54,390
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	11/06/20	350	353,500
4.875%(a)	04/01/21	350	356,125
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	41	42,230
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.550%	06/01/26	310	319,101
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	94	90,475
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	350,875
Colony Capital, Inc.,
Sr. Unsec’d. Notes, REIT
3.875%	01/15/21	546	517,335
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	285,231
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26	400	425,755
4.600%	08/15/45	770	886,552
4.750%	03/01/44	185	215,714
6.450%	03/15/37	300	412,793
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	89	84,105
Commonwealth Edison Co.,
First Mortgage
2.550%	06/15/26	230	233,840
4.350%	11/15/45	50	56,809

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25	638	$653,950
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	116	118,494
5.500%	06/15/24	100	101,500
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	11	11,330
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes, REIT
8.250%	10/15/23	350	355,033
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23	137	139,397
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18	27	27,252
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	130	130,325
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	125	137,520
ConocoPhillips Co.,
Gtd. Notes
3.350%	05/15/25	100	103,371
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%(a)	04/15/29	560	698,918
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	55	47,987
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	48	43,080
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	125	129,525
4.500%	12/01/45	320	363,712
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/21	320	323,356
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	56	58,240
4.750%	11/15/24	25	26,313
4.750%	12/01/25	15	15,806
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	171,953
6.700%	09/15/19	200	233,344
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	28	29,302
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	36	33,570
5.000%	09/15/22	344	336,260
7.125%	04/01/21	13	13,423

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Corrections Corp. of America,
Gtd. Notes, REIT
4.625%	05/01/23	315	$317,363
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	50	48,500
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	168,920
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	311	287,675
Gtd. Notes, 144A
6.250%	04/01/23	45	41,400
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	283	291,969
4.875%	04/15/22	110	120,802
Sr. Unsec’d. Notes, REIT
3.400%	02/15/21	75	78,295
4.450%	02/15/26	132	143,304
5.250%	01/15/23	100	112,206
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	45	36,900
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36	160	204,135
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/23	138	140,415
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	1,310	1,326,109
2.750%	12/01/22	205	211,502
2.800%	07/20/20	425	442,540
2.875%	06/01/26	280	286,138
3.875%	07/20/25	102	112,198
4.000%	12/05/23	414	457,823
5.125%	07/20/45	80	99,246
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	20	20,600
4.750%	02/15/23	30	31,087
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24	300	285,000
6.000%	09/15/23	525	532,875
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	74	76,359
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	340	337,025
5.125%(a)	07/15/24	76	76,844
5.750%	08/15/22	55	57,544
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/15/21	417	429,638

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	79	$81,567
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	100	102,700
8.100%	05/15/30	230	347,299
Denali International LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	175	183,575
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	425	274,125
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	100	101,205
5.000%	06/15/45	160	149,260
6.300%	01/15/19	100	108,335
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31	100	116,367
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	40	41,777
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	332	341,718
5.450%	06/15/23	450	466,908
6.020%	06/15/26	1,265	1,318,746
8.100%	07/15/36	145	156,317
8.350%	07/15/46	77	82,783
Sr. Unsec’d. Notes, 144A
5.875%	06/15/21	40	40,791
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	81	57,712
Diebold, Inc.,
Gtd. Notes, 144A
8.500%	04/15/24	88	87,340
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,070	1,073,461
Sr. Unsec’d. Notes, BKNT
4.250%	03/13/26	250	261,485
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22	250	252,615
4.375%	06/15/21	150	161,065
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	1,525	1,387,750
5.875%	07/15/22	100	97,250
5.875%	11/15/24	850	790,500
6.750%	06/01/21	756	783,405
7.875%	09/01/19	15	16,537
Gtd. Notes, 144A
7.750%	07/01/26	161	165,830
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	350	302,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23	125	$132,813
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	115	121,697
Sr. Unsec’d. Notes
3.625%	12/01/24	200	210,359
3.900%	10/01/25	210	224,961
4.450%	03/15/21	221	244,144
4.700%	12/01/44	310	336,338
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	466	478,770
8.850%	09/15/21	90	115,091
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	45	43,369
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	75,296
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	250	264,531
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	235	244,982
4.300%(a)	07/01/44	205	235,400
Sr. Sec’d. Notes
5.600%	06/15/18	200	216,881
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	49,687
Duke Energy Carolinas LLC,
First Ref. Mortgage
3.875%	03/15/46	190	204,084
6.000%	01/15/38	48	64,301
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	490	509,154
3.750%	04/15/24	270	289,923
5.050%	09/15/19	675	744,057
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46	225	233,580
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	136	150,069
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	100	126,444
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21	180	190,414
4.375%	06/15/22	105	114,091
Sr. Unsec’d. Notes
3.250%	06/30/26	405	410,622

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	246	$216,480
7.375%	11/01/22	275	265,375
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	85	89,675
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	67	68,949
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	27	27,131
4.000%	11/02/32	24	25,611
Sr. Unsec’d. Notes
6.950%	03/20/19	65	73,915
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	200	168,550
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23	200	209,985
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	125	128,161
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	21	21,787
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	341	341,426
Emi Music Publishing Group North America Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	06/15/24	30	30,825
Enable Midstream Partners LP,
Ltd. Gtd. Notes
3.900%	05/15/24	305	271,854
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	150	135,360
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	34	31,535
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	200	175,000
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	450	447,750
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	120	116,700
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	384	367,965
5.150%	02/01/43	205	183,233
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	45	44,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	12	$8,040
4.700%	03/15/21	124	103,034
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	312	319,410
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	465	507,790
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	125	126,978
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	875	912,611
3.900%	02/15/24	440	465,677
3.950%	02/15/27	140	148,488
4.900%	05/15/46	170	183,145
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	42	42,210
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	150	149,419
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	37	22,200
7.750%	09/01/22	200	122,000
9.375%	05/01/20	450	318,375
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22	100	103,250
5.750%	01/01/25	24	24,840
5.875%	01/15/26	250	260,469
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
5.875%	09/15/20	120	133,243
6.250%	06/15/17	305	311,033
6.650%	01/15/18	150	156,611
Equity One, Inc.,
Gtd. Notes, REIT
3.750%	11/15/22	61	62,009
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42	22	26,674
7.000%	10/15/37	150	204,356
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	200	221,506
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	100	102,700
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21	108	121,956
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	206	200,593

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	30	$30,422
3.400%	04/15/26	230	240,379
3.950%	06/15/25	125	133,634
4.450%	04/15/46	335	357,647
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	329,172
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	275	274,650
4.500%	02/25/26	145	159,303
4.800%	07/15/46	130	129,827
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	880	918,727
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	80	81,289
4.100%	02/01/45	115	116,926
4.550%	04/01/46	110	119,360
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23	50	43,875
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	71,000
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	149,478
Fifth Third Bank,
Sr. Unsec’d. Notes, BKNT
2.300%	03/15/19	270	275,311
2.375%	04/25/19	200	204,813
Sub. Notes, BKNT
3.850%	03/15/26	200	210,033
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	329	333,113
Sec’d. Notes, 144A
5.750%	01/15/24	1,516	1,504,630
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	87	87,217
5.375%	08/15/23	793	805,299
First Industrial LP,
Sr. Unsec’d. Notes, MTN
7.500%	12/01/17	151	161,373
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	410	439,855
4.050%	10/01/44	150	169,639
5.625%	04/01/34	100	129,497
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	365	386,346
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17	200	200,198

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
2.375%	03/12/19	200	$202,805
3.000%	06/12/17	250	253,808
3.200%	01/15/21	220	226,618
3.336%	03/18/21	200	207,425
3.664%	09/08/24	855	885,455
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	220	240,163
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21	250	277,483
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	100	91,000
Freeport-McMoRan, Inc.,
Gtd. Notes
3.100%	03/15/20	65	61,425
3.550%	03/01/22	330	290,400
3.875%	03/15/23	315	275,625
5.400%	11/14/34	241	191,595
5.450%	03/15/43	202	162,105
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.500%	04/15/20	200	212,250
9.250%	07/01/21	288	304,920
11.000%	09/15/25	1,355	1,402,425
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	284	317,370
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	1,547	1,593,659
3.373%	11/15/25	357	387,427
4.418%	11/15/35	1,672	1,875,292
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	200	184,000
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	236	250,396
Sr. Unsec’d. Notes
2.700%	10/09/22	85	89,208
4.125%	10/09/42	110	120,992
4.500%	03/11/44	390	450,052
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	307	327,940
3.150%	09/07/22	101	108,392
5.500%	01/08/20	145	165,738
6.000%	08/07/19	100	114,552
6.875%	01/10/39	100	150,945
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	72	82,452
5.875%	01/14/38	100	135,247
6.750%	03/15/32	294	412,615
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	181,181
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	200	198,145

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19		355	$362,653
3.200%	07/06/21		315	315,501
3.250%	05/15/18		101	103,094
3.700%	05/09/23		1,120	1,125,818
4.000%	01/15/25		210	212,480
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		54	49,140
6.000%	05/15/23		27	25,245
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20		128	90,880
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%	01/15/22		600	612,000
Georgia Power Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26		315	334,677
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		200	225,820
4.500%	02/01/45		50	54,501
4.600%	09/01/35		45	50,035
4.750%	03/01/46		445	506,011
4.800%	04/01/44		85	95,627
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	(g)	25	20,875
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23		85	88,719
5.375%	04/15/26		20	20,600
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21		55	56,237
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		200	197,784
5.700%(a)(c)	12/29/49		220	219,565
Sr. Unsec’d. Notes
2.625%(a)	04/25/21		320	324,521
2.750%	09/15/20		155	158,215
2.875%	02/25/21		125	128,152
3.500%	01/23/25		560	575,404
3.625%	01/22/23		125	131,120
3.750%	02/25/26		1,545	1,626,114
4.750%	10/21/45		110	121,251
5.250%	07/27/21		350	394,969
5.750%	01/24/22		200	232,192
5.950%	01/18/18		350	372,851
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		256	284,754
7.500%	02/15/19		600	686,166
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24		185	197,778
Sub. Notes
4.250%	10/21/25		305	315,275

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
5.150%	05/22/45		340	$354,709
6.450%	05/01/36		455	537,400
6.750%	10/01/37		200	246,707
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18	(g)	83	41,500
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		65	66,219
5.125%(a)	11/15/23		85	87,763
Government Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.750%	08/15/19		347	355,936
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		30	31,369
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		75	78,187
Sr. Unsec’d. Notes, 144A
5.875%	07/15/26		35	35,087
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19		300	287,250
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23		60	58,950
Guardian Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/26/21		100	101,316
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%(a)	04/15/19		25	21,500
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		150	143,699
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%(a)	09/01/22		400	414,000
Halcon Resources Corp.,
Sec’d. Notes, 144A
13.000%	02/15/22		130	68,900
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		100	103,726
8.750%	02/15/21		100	124,543
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	121,248
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		90	68,400
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		30	27,600
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		180	190,850
5.054%	04/27/45		125	141,779

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	77	$82,197
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,997	2,046,925
5.875%	05/01/23	100	106,500
5.875%	02/15/26	700	726,250
7.500%	02/15/22	1,410	1,603,170
Sr. Sec’d. Notes
4.250%	10/15/19	90	93,825
5.250%	04/15/25	53	55,385
5.250%	06/15/26	375	389,297
6.500%	02/15/20	49	54,206
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20	1,265	1,275,142
3.150%	08/01/22	75	74,332
4.000%	12/01/22	190	197,258
4.000%	06/01/25	270	272,084
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	115	120,451
Gtd. Notes, 144A
5.750%	04/15/24	34	35,360
Headwaters, Inc.,
Gtd. Notes
7.250%	01/15/19	68	69,360
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	150	150,600
5.750%	09/15/25	300	297,000
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	87	83,303
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.,
Sec’d. Notes, 144A
7.500%	06/01/22	200	196,500
7.750%	06/01/24	200	195,000
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	195	199,875
6.250%	10/15/22	375	386,250
7.375%	01/15/21	380	392,350
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	40	47,640
8.125%	02/15/19	205	228,454
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	1,327	1,109,770
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22	28	28,064
7.250%	10/01/20	50	51,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	75	71,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	399	$407,977
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	100	130,427
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	50	52,250
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	156,981
3.750%	02/15/24	110	123,300
4.250%	04/01/46	240	275,146
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20	17	17,957
4.375%	09/15/21	91	98,021
4.650%	12/09/21	150	162,205
6.000%	09/15/41	95	91,021
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	499,109
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	155	160,567
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	250	253,061
Huntsman International LLC,
Gtd. Notes
4.875%(a)	11/15/20	325	326,625
5.125%	11/15/22	225	222,750
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	147	141,212
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	110	108,625
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	53	39,750
IHS, Inc.,
Gtd. Notes
5.000%	11/01/22	85	87,763
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.980%(c)	12/21/65	215	168,775
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.230%(c)	12/21/65	275	217,250
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	325	330,687
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	52,147
4.550%	03/15/46	160	177,818

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	100	$88,500
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,103	1,041,651
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	34	35,615
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%(a)	07/15/23	229	216,977
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	95,275
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	45	45,450
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20	355	369,173
4.000%	12/15/32	201	217,452
4.100%	05/19/46	320	332,706
4.900%	07/29/45	280	326,163
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	318	345,129
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.000%	06/20/42	100	105,906
5.600%	11/30/39	50	63,388
6.220%	08/01/27	110	144,500
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	304,875
6.500%	02/15/25	350	352,625
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	747	760,685
6.250%	05/15/19	550	589,187
8.250%	12/15/20	200	236,464
8.625%	01/15/22	165	200,887
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	180	180,450
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	300	308,250
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22	270	281,752
4.000%	01/30/24	103	112,688
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24	72	72,720
6.000%	08/15/23	225	236,813
Gtd. Notes, REIT, 144A
6.000%	10/01/20	65	68,006

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	150	$150,114
3.650%	06/15/24	170	176,933
5.300%	07/01/43	85	95,388
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	170	180,237
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	21	21,728
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.250%	04/29/21	725	734,341
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	50	51,125
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22	195	203,480
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	55	55,344
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	150	170,353
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	60	64,112
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	265	273,622
2.450%	09/11/20	100	103,282
2.800%	03/04/21	860	902,864
2.800%	03/06/23	380	399,486
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	100	106,665
5.000%	03/30/20	100	109,419
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
5.875%	05/15/24	24	24,660
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	50	51,348
5.300%	10/01/41	175	207,842
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	25	28,597
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	60	71,487
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	276	310,479
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	55	55,963
5.250%	06/01/26	55	56,375

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23	265	$269,958
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42	230	216,840
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20	95	94,525
8.750%	01/15/23	205	202,310
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	665	661,675
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	50	53,156
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	375	367,500
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45	55	51,224
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	395	454,136
6.125%	08/23/18	100	109,667
Gtd. Notes, 144A
2.800%	07/02/20	679	705,101
3.000%	06/01/26	395	398,230
4.375%	06/01/46	300	317,257
5.200%	07/15/45	205	242,752
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	194	156,655
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	150	208,865
7.500%	04/01/31	200	279,744
7.700%	06/01/29	150	210,431
Sr. Unsec’d. Notes
3.300%	01/15/21	374	397,488
3.850%	08/01/23	185	203,025
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	100	107,750
6.625%	04/01/21	250	281,250
6.750%	07/01/36	50	49,969
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	120	120,850
2.500%	11/01/18	105	106,662
Lamar Media Corp.,
Gtd. Notes, 144A
5.750%	02/01/26	250	260,157
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	50	52,500
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	135	130,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	91	$92,137
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24	378	379,417
5.375%	05/01/25	367	364,247
Gtd. Notes, 144A
5.250%	03/15/26	47	46,060
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	75	82,816
7.800%	03/07/87	76	82,840
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	253,297
8.500%	05/15/25	100	125,272
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	140	141,844
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	50	52,125
Lifepoint Health, Inc.,
Gtd. Notes, 144A
5.375%	05/01/24	35	35,087
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	75	75,375
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	135	149,277
6.250%	02/15/20	100	112,431
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22	30	30,825
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	143,926
3.550%	01/15/26	75	81,469
3.800%	03/01/45	285	291,442
4.070%	12/15/42	108	114,975
4.700%	05/15/46	308	363,061
6.150%	09/01/36	120	159,312
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	10	11,484
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45	120	137,509
5.500%	10/15/35	100	124,634
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19	370	368,613
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	335	316,575

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	285	$301,346
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21	65	64,675
Mack-Cali Realty LP,
Sr. Unsec’d. Notes, REIT
7.750%	08/15/19	73	82,399
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	74	70,398
4.300%	02/15/43	155	121,569
6.375%	03/15/37	100	101,177
7.450%	07/15/17	195	206,505
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	216,438
5.000%	03/01/26	100	113,123
5.150%	10/15/43	72	76,824
6.400%	07/15/18	300	325,957
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	14	13,615
4.750%	04/15/23	30	24,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	55	53,075
5.500%	04/15/25	70	62,448
5.625%(a)	10/15/23	324	301,725
5.750%	08/01/22	128	121,600
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	100	103,849
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	50	46,250
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	150	153,045
4.375%	04/01/26	85	87,677
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	40	41,500
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21	200	202,574
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	384	389,201
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	121	112,227
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	06/01/24	25	26,000
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	225	220,998
4.700%	12/09/35	110	124,085

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.875%	12/09/45	305	$356,630
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	160	163,203
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	330	355,908
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	1,275	1,360,640
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22	805	829,228
2.800%	05/18/23	125	131,226
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	38	41,040
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	149,453
Sr. Unsec’d. Notes
4.125%	08/13/42	135	134,396
4.600%	05/13/46	70	75,254
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.000%	04/14/20	1,100	1,111,879
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	390	399,835
3.875%	04/11/22	560	609,148
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24	20	21,150
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	1,780	1,877,900
6.625%	12/15/21	95	103,313
7.750%	03/15/22	395	446,350
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23	264	280,500
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	112	95,480
5.250%	01/15/24	865	733,087
5.625%	01/15/26	26	21,645
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	28	30,800
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22	85	87,723
3.500%	11/15/42	265	261,185
3.625%	12/15/23	58	64,279
3.750%	02/12/45	90	91,456
4.450%	11/03/45	785	885,205
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	65	66,950

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	98	$87,599
Mmc Energy, Inc.,
First Lien
2.511%^(i)	10/15/20	60	—
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	150	150,456
3.000%	07/15/26	200	199,803
4.200%	07/15/46	45	45,192
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	42	33,337
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	420	403,200
Sr. Unsec’d. Notes
2.800%	06/16/20	440	450,827
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	190	191,987
3.875%	01/27/26	1,640	1,741,004
5.500%	01/26/20	250	278,053
5.500%	07/28/21	450	513,844
7.300%	05/13/19	600	689,376
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24	1,080	1,156,050
4.300%	01/27/45	205	215,772
5.625%	09/23/19	200	221,902
Sub. Notes, MTN
3.950%	04/23/27	410	414,633
4.100%	05/22/23	260	269,584
5.000%	11/24/25	350	383,177
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	88	94,781
5.450%	11/15/33	281	310,767
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	109	107,093
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24	147	154,350
MPLX LP,
Gtd. Notes, 144A
4.500%	07/15/23	55	53,308
4.875%	12/01/24	828	806,605
4.875%	06/01/25	145	141,712
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	34,485
Mylan NV,
Gtd. Notes, 144A
3.950%	06/15/26	310	313,716
5.250%	06/15/46	91	94,794
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	290	293,683
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.125%	01/15/23	280	$278,041
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	385	353,289
5.000%	09/15/20	50	47,046
National City Corp.,
Sub. Notes
6.875%	05/15/19	125	140,894
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	44	42,405
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	37	36,732
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	215	223,664
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
7.875%	10/01/20	104	97,500
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	150	209,591
9.375%	08/15/39	100	152,034
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	97	43,165
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	100	112,057
6.400%	04/30/40	103	143,620
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	35	35,044
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	35	37,618
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	15	14,700
6.375%	12/15/23	20	20,400
Neiman Marcus Group Ltd.,
Gtd. Notes, 144A
8.000%(a)	10/15/21	225	183,375
Gtd. Notes, PIK, 144A
8.750%(a)	10/15/21	220	167,200
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/25	400	420,000
10.875%	10/15/25	300	342,936
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	25	26,063
5.750%	03/01/24	40	41,700
5.875%	02/15/25	50	52,437
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36	100	138,743
7.125%	03/15/19	100	115,489

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.750%	06/15/26	10	$9,750
8.700%	05/01/30	78	78,000
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	26,700
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20	300	303,744
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	150	152,001
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.500%	04/01/46	15	17,846
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	30	29,175
5.625%	07/01/24	50	50,000
5.750%	01/30/22	65	65,813
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%(a)	11/15/20	410	427,937
Gtd. Notes, 144A
6.125%	02/15/22	170	171,700
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	158,106
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	36	31,590
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19	50	52,250
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	805	821,100
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	185	212,175
5.450%	09/15/20	445	503,720
5.650%	02/01/45	249	312,897
6.250%	12/15/40	75	97,552
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21	59	61,460
Sr. Unsec’d. Notes
5.250%	11/15/43	160	162,677
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	106,922
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105	100	120,172
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	205	213,412
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	261,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	189	$212,598
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	130	135,525
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	200	190,376
7.875%	05/15/21	154	159,390
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	50	49,750
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	30	30,525
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	90	96,116
5.200%	08/01/43	152	164,361
5.850%	06/01/18	50	53,752
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%(a)	03/15/22	223	205,996
6.875%	01/15/23	100	91,000
7.250%	02/01/19	25	23,937
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	200	203,343
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	170	179,301
4.550%	06/01/44	45	47,610
5.375%	11/01/40	90	107,354
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	140	162,546
6.600%	03/01/33	75	95,996
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	125	143,750
ONEOK Partners LP,
Gtd. Notes
4.900%(a)	03/15/25	1,060	1,111,597
Oracle Corp.,
Sr. Unsec’d. Notes
1.900%	09/15/21	530	531,947
2.400%	09/15/23	535	536,905
2.500%	05/15/22	775	791,890
3.900%	05/15/35	200	204,082
4.000%	07/15/46	115	115,943
4.125%	05/15/45	560	577,244
6.500%	04/15/38	100	136,165
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	10	10,438
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	199	204,473

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	319	$328,570
5.875%	03/15/25	46	47,380
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22	100	100,125
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26	630	656,064
3.400%	08/15/24	240	256,941
4.300%	03/15/45	75	84,095
4.600%	06/15/43	50	57,218
4.750%	02/15/44	105	124,043
6.050%	03/01/34	260	346,413
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	50	75,810
PacifiCorp,
First Mortgage
2.950%	02/01/22	1,025	1,086,142
2.950%	06/01/23	500	526,821
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	37	27,843
7.500%(a)	08/01/20	21	15,960
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	50	51,750
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
7.000%	11/15/23	79	76,334
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	28	27,440
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	154,376
Penn Virginia Corp.,
Gtd. Notes
8.500%(i)	05/01/20	48	18,480
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	67	63,650
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	40	40,737
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	330	385,103
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	20	20,350
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	280	283,879
4.375%	03/15/26	200	208,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	02/25/21	385	$389,564
3.250%	11/10/24	150	160,675
4.125%	03/04/43	205	219,884
4.250%	11/10/44	440	483,280
Phillips 66,
Gtd. Notes
4.875%	11/15/44	590	644,022
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	106	105,735
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24	20	20,925
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	490	460,157
5.750%	01/15/20	415	443,459
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	305	301,187
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
1.950%	03/04/19	315	319,741
Sr. Unsec’d. Notes, MTN
2.150%	04/29/21	625	636,695
Sub. Notes, BKNT
2.700%	11/01/22	765	773,167
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	170	162,775
PNC Funding Corp.,
Gtd. Notes
4.375%	08/11/20	150	164,296
5.125%	02/08/20	100	111,879
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	84	84,630
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	650	683,313
Gtd. Notes, 144A
6.750%	12/01/21	78	82,485
7.750%	03/15/24	631	693,311
8.000%	07/15/25	49	54,329
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	117,644
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18	64	69,247
PPL Capital Funding, Inc.,
Gtd. Notes
3.100%	05/15/26	235	237,554
3.400%	06/01/23	50	52,175
6.700%(c)	03/30/67	345	289,455

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	50	$50,750
6.375%	03/01/24	35	36,313
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	209	221,540
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	55	47,850
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17	26	26,142
8.875%	05/15/19	200	237,323
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.500%	04/18/19	70	70,272
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	100	138,459
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	320	333,004
Prologis LP,
Gtd. Notes
3.750%	11/01/25	195	207,838
4.250%	08/15/23	110	121,801
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19	210	211,237
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	100	106,756
4.300%	11/15/23	74	77,723
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	31	31,789
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	53,620
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.800%	03/01/46	85	92,213
Sec’d. Notes, MTN
3.650%	09/01/42	56	59,095
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	285	241,894
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26	41	42,025
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	152	139,840
5.375%	10/01/22	85	79,263
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	44,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	373	$391,265
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	180	197,409
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	93	89,745
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	45	45,675
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	25	20,250
7.750%	02/15/31	160	136,160
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	40	42,668
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	31	33,151
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	250	238,125
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	43	44,075
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	300	307,125
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%(a)	03/15/22	435	444,787
5.750%(a)	02/01/25	20	19,700
Regency Centers LP,
Gtd. Notes, REIT
6.000%	06/15/20	83	94,230
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	25	24,405
5.500%	04/15/23	450	454,001
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	330	368,512
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	25	24,125
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	800	895,950
5.850%	08/15/45	125	159,716
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/21	15	15,300
5.000%	04/15/23	425	421,813
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23	63	63,945

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	390	$416,325
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	440	455,400
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19	100	101,750
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	31	27,280
5.625%	11/15/23	34	29,580
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	9	10,350
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	445	457,237
Ruby Tuesday, Inc.,
Gtd. Notes
7.625%	05/15/20	26	25,155
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	622	633,528
Sabine Oil & Gas Corp.,
Gtd. Notes
9.750%(i)	02/15/17	34	680
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	650	652,437
5.625%	03/01/25	200	199,250
Sr. Sec’d. Notes, 144A
5.875%	06/30/26	80	80,300
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	225	228,937
5.375%	04/15/23	440	449,900
Safeway, Inc.,
Gtd. Notes
5.000%	08/15/19	4	4,000
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	175	181,563
5.750%	06/01/22	200	207,250
Gtd. Notes, REIT
5.625%	12/01/25	50	52,375
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	120	121,947
6.125%	09/15/37	50	69,304
Schlumberger Investment SA,
Gtd. Notes
3.650%(a)	12/01/23	98	105,200
Gtd. Notes, 144A
2.400%	08/01/22	255	258,602
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	120	97,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	40	$40,200
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23	360	378,900
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	120	123,150
5.250%	04/01/23	87	90,045
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18	1,170	1,179,165
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	90	90,225
Sempra Energy,
Sr. Unsec’d. Notes
2.875%(a)	10/01/22	453	463,423
4.050%	12/01/23	225	243,419
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	12/15/21	27	30,579
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19	2,179	2,188,060
6.750%	04/15/20	318	349,620
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	154	154,000
5.000%	10/01/25	192	192,843
5.625%	11/01/24	22	22,839
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	400	414,000
Serta Simmons Bedding LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	895	915,137
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	300	309,000
5.375%	05/15/24	70	72,625
7.500%	04/01/27	300	348,000
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	60	65,400
Sierra Pacific Power Co.,
General Ref. Mortgage, 144A
2.600%	05/01/26	190	194,169
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	55	52,594
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
3.500%	09/01/25	385	416,797
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	418	430,540
6.125%	10/01/22	85	87,763
Gtd. Notes, 144A
5.625%	08/01/24	255	260,737

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	25	$24,252
5.750%	08/01/21	40	41,550
6.000%	07/15/24	1,050	1,085,437
Sirius Xm Radio, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/26	90	89,325
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	30	29,625
SL Green Realty Corp.,
Gtd. Notes, REIT
4.500%	12/01/22	35	36,587
5.000%	08/15/18	8	8,390
7.750%	03/15/20	677	791,444
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	433	372,380
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	50	52,359
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21	71	74,017
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	55	57,819
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	280	290,826
Southern Co. (The),
Sr. Unsec’d. Notes
4.400%	07/01/46	235	252,607
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	85	91,702
5.250%	07/15/43	15	16,369
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	140	138,894
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	48,053
5.650%	03/01/20	495	530,430
8.000%	10/01/19	260	298,484
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	46,882
5.950%	09/25/43	38	44,928
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	34	35,403
6.125%	12/15/24	369	389,295
6.625%	11/15/22	25	26,531
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21	9	8,663
8.250%	12/15/20	44	44,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	767	$602,095
6.900%	05/01/19	240	229,200
8.750%	03/15/32	609	520,695
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	349	365,400
Sr. Unsec’d. Notes
8.375%	08/15/17	84	86,024
9.125%	03/01/17	22	22,671
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	148	118,030
7.250%	09/15/21	100	85,250
7.625%	02/15/25	795	629,044
7.875%	09/15/23	2,740	2,239,950
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23	32	32,720
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	80	81,400
5.500%	02/15/23	33	33,743
6.000%	10/15/25	74	77,330
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49	110	113,025
Sr. Sub. Notes
3.100%	05/15/23	96	99,313
Sr. Unsec’d. Notes
1.950%	05/19/21	375	379,713
2.550%	08/18/20	68	70,564
Station Casinos LLC,
Gtd. Notes
7.500%(a)	03/01/21	50	52,937
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	60	61,425
5.500%	10/01/24	70	71,575
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	70	70,875
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	150	155,039
3.500%	03/15/26	35	37,131
4.625%	03/15/46	85	95,501
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	127	125,174
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	20	17,200
7.500%	07/01/21	26	24,960
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	280	282,837
4.650%	02/15/22	150	156,267

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
5.300%	04/01/44	215	$211,536
5.350%	05/15/45	210	208,096
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.250%	04/15/21	75	74,813
SunTrust Bank/Atlanta GA,
Sub. Notes
3.300%	05/15/26	210	211,709
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	65	66,013
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%(a)	11/15/22	170	141,916
Synchrony Financial,
Sr. Unsec’d. Notes
4.500%	07/23/25	310	321,439
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21	65	66,421
Talen Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	06/01/25	75	62,250
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	22,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23	125	118,125
Gtd. Notes, 144A
6.750%(a)	03/15/24	70	71,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	10	9,750
5.875%	04/15/23	33	33,165
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	278,373
Team Health, Inc.,
Gtd. Notes, 144A
7.250%	12/15/23	60	64,207
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	100	111,090
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	125	132,813
Gtd. Notes, 144A
5.500%	09/15/24	275	283,250
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24	25	25,250
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23	488	502,640
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	132	131,010
4.500%	04/01/21	253	254,897
6.000%	10/01/20	63	66,465

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.250%	11/01/18	30	$31,650
Sr. Unsec’d. Notes
5.000%	03/01/19	68	65,790
6.750%	02/01/20	22	21,615
6.750%(a)	06/15/23	1,530	1,464,975
8.000%	08/01/20	424	434,070
8.125%	04/01/22	300	307,440
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	18	18,675
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	675	675,844
6.500%	04/01/20	150	151,313
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%(a)	08/15/22	93	84,165
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	48	45,686
6.125%	06/15/25	75	70,875
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	30	30,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	510	527,850
6.250%	10/15/22	150	156,375
6.375%	05/01/24	120	125,700
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	181,325
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	295	298,057
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	135	147,338
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	405	431,905
5.850%	04/15/40	100	116,244
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	300	317,592
5.500%	09/01/41	230	241,588
7.300%	07/01/38	95	118,963
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	140	189,688
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44	45	47,301
4.750%	03/29/21	540	606,619
4.850%	07/15/45	775	842,633
7.700%	05/01/32	100	139,613
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	335	314,900

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24	22	$22,770
6.500%	01/15/26	525	553,875
6.633%	04/28/21	349	364,705
6.731%	04/28/22	1,293	1,359,654
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	46	45,540
5.625%	01/15/24	35	36,313
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22	28	24,640
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	100	126,650
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	835	892,744
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
7.850%	02/01/26	25	31,113
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	85	86,488
6.000%(a)	07/15/22	58	58,300
6.500%	07/15/24	130	131,869
6.500%	05/15/25	145	145,363
Gtd. Notes, 144A
6.375%	06/15/26	42	41,895
Transocean, Inc.,
Gtd. Notes
5.050%	10/15/22	199	140,793
6.500%	11/15/20	14	12,442
8.125%	12/15/21	79	66,755
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46	140	146,497
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%(a)	03/15/22	11	11,220
Gtd. Notes, 144A
6.000%	02/15/24	240	254,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22	200	199,500
Tri-State Generation & Transmission Association, Inc.,
First Mortgage, 144A
4.250%	06/01/46	70	72,307
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	195	183,300
5.250%	06/01/22	105	96,600
Tutor Perini Corp.,
Gtd. Notes
7.625%(a)	11/01/18	66	66,743
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	220	245,435

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
UCI International LLC,
Gtd. Notes
8.625%(i)	02/15/19	(g)	200	$44,000
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%(i)	12/15/18		80	53,800
6.125%(i)	10/01/24		61	42,853
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		75	64,875
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	(g)	123	95,018
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		93	100,008
United Airlines 2016-1 Class A Pass Through Trust,
Pass-Through Certificates
3.450%	01/07/30		295	302,375
United Airlines 2016-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.100%	01/07/30		60	61,050
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		105	105,788
5.875%	09/15/26		15	14,888
6.125%	06/15/23		480	499,800
7.625%	04/15/22		500	533,750
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		28	29,400
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45		240	263,610
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21		135	137,541
2.750%	02/15/23		29	29,810
2.875%	03/15/22		55	57,438
3.100%	03/15/26		450	469,197
3.950%	10/15/42		210	219,712
4.625%	07/15/35		100	116,140
4.700%	02/15/21		95	107,261
4.750%	07/15/45		40	48,188
5.800%	03/15/36		100	131,131
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		60	59,250
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		45	47,025
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		150	148,875
5.125%	02/15/25		150	148,313
6.750%(a)	09/15/22		83	87,565
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		150	153,526

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
US Bancorp,
Sub. Notes, MTN
3.100%	04/27/26	135	$140,420
US Concrete, Inc.,
Gtd. Notes, 144A
6.375%	06/01/24	46	46,000
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	45	46,125
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	41	40,590
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	40	34,400
6.750%	08/15/21	44	37,510
7.000%	10/01/20	61	53,833
7.250%	07/15/22	725	621,833
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	45	37,125
5.875%(a)	05/15/23	2,025	1,635,188
6.125%(a)	04/15/25	553	443,783
7.500%	07/15/21	808	712,555
Ventas Realty LP,
Gtd. Notes
4.125%	01/15/26	330	354,629
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
2.000%	02/15/18	273	274,395
2.700%	04/01/20	254	259,224
4.250%	03/01/22	270	291,430
VEREIT Operating Partnership LP,
Gtd. Notes
4.125%	06/01/21	15	15,647
4.875%	06/01/26	7	7,175
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	13	13,325
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	773	799,951
3.500%	11/01/24	930	989,086
3.850%	11/01/42	760	714,749
4.272%	01/15/36	50	51,171
4.500%	09/15/20	614	681,513
4.522%	09/15/48	71	73,932
4.672%	03/15/55	66	66,755
4.862%	08/21/46	1,381	1,509,553
5.012%	08/21/54	55	58,165
5.050%	03/15/34	370	410,661
5.850%	09/15/35	200	242,768
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22	300	299,536
3.250%	03/15/23	96	94,445
3.875%	12/15/21	150	158,265
4.375%	03/15/43	350	282,719

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	325	$342,382
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	500	534,556
4.300%	12/14/45	175	202,605
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23	105	109,200
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	232	233,093
4.800%	06/15/46	185	184,809
Walgreen Co.,
Gtd. Notes
3.100%	09/15/22	69	71,077
4.400%	09/15/42	100	101,135
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21	155	157,892
3.800%	11/18/24	780	826,396
4.500%	11/18/34	127	133,292
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	335	371,852
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	235	238,390
2.900%	09/15/22	54	56,535
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38	91	67,340
7.750%	06/15/21	16	15,580
8.250%	06/15/23	16	15,200
Weingarten Realty Investors,
Sr. Unsec’d. Notes, REIT
4.450%	01/15/24	90	95,563
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21	1,585	1,625,316
3.000%	04/22/26	265	270,128
Sr. Unsec’d. Notes, MTN
2.550%	12/07/20	89	91,593
3.300%	09/09/24	200	209,765
3.500%(a)	03/08/22	990	1,061,925
Sub. Notes
5.375%	11/02/43	310	361,141
Sub. Notes, GMTN
4.300%	07/22/27	485	523,670
4.900%	11/17/45	240	262,633
Sub. Notes, MTN
3.450%	02/13/23	475	491,496
4.100%	06/03/26	724	774,398
4.400%	06/14/46	210	213,951
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19	420	425,682

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	03/15/23	130	$134,736
4.000%	06/01/25	100	105,101
4.250%	04/01/26	420	451,513
4.500%	01/15/24	227	246,153
Wesco Distribution, Inc.,
Gtd. Notes, 144A
5.375%	06/15/24	60	60,000
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	70	65,100
Sr. Sec’d. Notes, 144A
4.750%	07/15/21	30	29,625
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	785	839,950
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	349	371,685
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	160	152,227
4.650%	07/01/26	146	147,317
5.375%	06/01/21	121	127,576
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	46	45,310
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	27	24,570
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	121	111,320
5.750%	03/15/21	200	180,500
6.250%	04/01/23	250	223,750
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
6.125%	07/15/22	150	153,886
Windstream Services LLC,
Gtd. Notes
7.500%	06/01/22	270	243,000
7.500%	04/01/23	507	452,498
7.750%	10/01/21	765	721,013
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	45,127
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	25	23,000
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	79	79,593
Sr. Sec’d. Notes, 144A
5.625%	04/15/22	45	46,013
6.000%	01/15/21	433	445,990
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	380	334,400
6.000%	01/15/22	159	147,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	590	$570,825
Sr. Unsec’d. Notes
5.375%	03/15/22	45	45,281
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	625	690,774
6.500%	07/01/36	140	186,530
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	78	83,614
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17	512	824,000
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%(a)	06/15/22	390	371,963
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	490	497,350
6.375%	05/15/25	20	20,400
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%(a)	10/15/22	667	707,020
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	41,120

			335,838,469

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22	74	52,170

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes
5.250%	04/12/17	20	12,548
5.375%	04/12/27	135	47,005
Gtd. Notes, RegS
6.000%	11/15/26	88	30,686
8.500%	11/02/17	48	33,904
9.000%	11/17/21	66	28,416
12.750%	02/17/22	50	25,350

			177,909

TOTAL CORPORATE BONDS (cost $404,004,306)			408,432,026

FOREIGN GOVERNMENT BONDS — 0.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, RegS
9.500%	11/12/25	400	396,080
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38	130	87,750
8.280%	12/31/33	161	179,776

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	122	$112,368
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
7.125%	01/20/37		80	90,000
8.250%	01/20/34		267	324,405
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		200	213,000
6.125%	01/18/41		212	244,860
7.375%	09/18/37		100	129,875
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
7.000%	04/04/44		200	199,000
7.158%	03/12/45		200	199,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		200	211,920
6.625%	07/14/20		150	163,650
6.750%	11/05/19		100	108,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.875%	01/29/26		100	110,350
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24		170	177,650
7.450%	04/30/44		300	330,000
7.500%	05/06/21		100	111,100
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24		200	174,500
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
6.375%	01/18/27		100	90,500
7.750%	01/24/23		50	50,625
8.250%	04/10/32		79	76,037
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		200	217,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		140	155,163
5.375%	03/25/24		160	178,720
5.750%	11/22/23		160	182,144
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22		150	198,106
9.400%	02/01/21		50	65,982
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
6.625%	02/17/37		250	308,032
Sr. Unsec’d. Notes, MTN, RegS
3.375%	04/15/23		200	201,086
Sr. Unsec’d. Notes, RegS
5.875%	03/13/20		100	111,208
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24		200	187,540

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		200	$210,000
8.000%	03/15/39		100	109,000
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, EMTN
9.000%	03/20/17		110	112,999
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19		100	98,470
6.375%	03/09/20		140	141,890
6.600%	11/27/26		60	57,900
Sr. Unsec’d. Notes, MTN, RegS
8.250%	04/12/21		170	182,135
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21		100	116,450
7.375%	02/11/20		100	118,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		424	456,457
5.750%	10/12/2110		50	55,250
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		100	105,500
Sr. Unsec’d. Notes, MTN
5.550%	01/21/45		300	359,250
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22		200	209,483
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17		100	102,249
7.250%	04/15/19		200	210,047
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		200	211,500
6.700%	01/26/36		150	199,125
8.875%	09/30/27		163	239,610
9.375%	04/01/29		120	183,000
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		200	211,000
Parpublica – Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, MTN
5.250%	09/28/17	EUR	700	802,075
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		50	62,000
6.550%	03/14/37		30	40,425
8.750%	11/21/33		152	238,450
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		270	419,046
9.500%	02/02/30		80	136,843
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23		75	76,283
4.000%	01/22/24		120	129,600
5.000%	03/23/22		100	112,470

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes, RegS
9.950%	06/09/21	150	$167,625
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes, RegS
4.750%	03/18/24	200	202,260
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, RegS
9.500%	11/19/25	200	202,040
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21	250	286,183
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
4.375%	08/22/23	174	186,180
4.875%	01/22/24	22	24,257
6.750%	02/07/22	12	14,207
Russian Foreign Bond – Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
4.875%	09/16/23	200	218,148
5.000%	04/29/20	100	107,892
5.875%	09/16/43	200	233,680
12.750%	06/24/28	100	175,071
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	108,000
6.250%	03/08/41	100	115,777
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.250%	10/04/20	200	204,025
6.250%	07/27/21	200	201,155
6.850%	11/03/25	200	194,822
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	200	218,000
5.750%	03/22/24	200	223,022
6.750%	04/03/18	100	107,550
6.750%	05/30/40	100	121,910
7.375%	02/05/25	150	185,081
8.000%	02/14/34	50	67,317
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20	200	195,540
7.750%	09/01/22	100	96,675
7.750%	09/01/26	100	94,770
Sr. Unsec’d. Notes, RegS
7.750%	09/01/27	100	94,520
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
7.625%	03/21/36	39	53,216
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	150	204,188

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.000%	03/31/38	110	$43,725
7.650%	04/21/25	27	11,003
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19	30	13,425
8.250%	10/13/24	40	16,700
Sr. Unsec’d. Notes
9.000%	05/07/23	35	14,919
9.250%	05/07/28	80	34,400
9.250%	09/15/27	65	31,363
9.375%	01/13/34	57	24,653
Sr. Unsec’d. Notes, RegS
11.750%	10/21/26	50	23,750
Sr. Unsec’d. Notes
11.950%	08/05/31	65	30,550
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, RegS
8.970%	07/30/27	200	173,020

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,550,463)			16,013,928

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	125,348

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	335,983

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	223,094
5.647%	11/01/40	45	59,077

			282,171

TOTAL MUNICIPAL BONDS (cost $701,716)			743,502

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.5%
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	209	209,622
Series 2004-27CB, Class A1
6.000%	12/25/34	746	742,606
Series 2004-28CB, Class 3A1
6.000%	01/25/35	918	875,834
Series 2004-32CB, Class 2A5
5.500%	02/25/35	623	615,981
Series 2004-J5, Class 2A1
1.133%(c)	08/25/34	589	576,958
Series 2005-21CB, Class A17
6.000%	06/25/35	1,194	1,147,091
Series 2005-46CB, Class A1
5.750%	10/25/35	804	754,871
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,193	1,086,443

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-J3, Class 3A1
6.500%	09/25/34	325	$323,436
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%	09/25/33	478	481,701
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	355	346,679
Banc of America Funding Trust,
Series 2005-6, Class 1A2
5.500%	10/25/35	748	704,096
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	370	362,098
Series 2005-6, Class 1A1
2.935%(c)	08/25/35	472	422,218
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.853%(c)	10/25/34	181	151,910
Series 2005-AC6, Class 1A2, IO
4.547%(c)	09/25/35	2,764	417,855
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
0.953%(c)	03/25/34	640	578,435
CHL Mortgage Pass-Through Trust,
Series 2005-HYB3, Class 2A2A
2.913%(c)	06/20/35	952	880,963
Series 2004-9, Class A7
5.250%	06/25/34	286	292,404
Series 2004-25, Class 2A1
1.133%(c)	02/25/35	552	464,229
Series 2004-J3, Class A7
5.500%	05/25/34	137	138,926
Series 2005-HYB1, Class 4A1
2.757%(c)	03/25/35	387	356,203
Series 2006-10, Class 1A11
5.850%	05/25/36	176	146,786
Series 2006-15, Class A1
6.250%	10/25/36	234	203,726
Series 2006-18, Class 2A7
6.000%	12/25/36	379	331,871
Series 2007-16, Class A1
6.500%	10/25/37	899	817,305
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A
2.730%(c)	10/25/35	1,166	1,148,423
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,952	1,794,207
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	783	777,659
Series 2005-6, Class A2
2.760%(c)	09/25/35	511	505,501
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
3.104%(c)	10/25/34	742	743,707
Series 2005-7, Class 5A1
4.750%	08/25/20	277	276,282

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-10, Class 1A1
5.000%	11/25/20	284	$265,968
Series 2005-10, Class 12A1
5.250%	11/25/20	30	27,451
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	216	269,945
Series 2002-T19, Class A2
7.000%	07/25/42	351	424,574
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	3,273	276,467
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,290	1,417,623
Series 2003-W10, Class 3A5
4.299%	06/25/43	655	708,092
Series 2004-W11, Class 1A1
6.000%	05/25/44	632	757,739
Series 2004-W11, Class 1PO, PO
1.310%(s)	05/25/44	466	438,914
Series 2004-W12, Class 1A2
6.500%	07/25/44	452	558,160
Series 2004-W12, Class 1PO, PO
1.440%(s)	07/25/44	757	694,952
Series 2009-W1, Class A
6.000%	12/25/49	356	412,330
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	348	393,147
Series 2003-34, Class SG, IO
6.512%(c)	02/25/33	192	5,114
Series 2003-49, Class YC
4.000%	06/25/23	231	244,428
Series 2003-78, Class B
5.000%	08/25/23	604	655,154
Series 2004-70, Class EB
5.000%	10/25/24	101	109,719
Series 2006-8, Class FH
0.738%(c)	03/25/36	700	697,370
Series 2006-44, Class P, PO
1.540%(s)	12/25/33	73	70,142
Series 2006-77, Class PC
6.500%	08/25/36	146	170,329
Series 2006-114, Class HD
5.500%	10/25/35	39	39,114
Series 2006-118, Class A2
0.523%(c)	12/25/36	98	97,960
Series 2007-30, Class KA
5.000%	07/25/36	391	396,110
Series 2007-109, Class YI, IO
5.962%(c)	12/25/37	815	137,220
Series 2008-85, Class EB
5.000%	09/25/28	80	87,648
Series 2010-111, Class AE
5.500%	04/25/38	165	170,705
Series 2011-37, Class VC
4.500%	01/25/28	129	129,188

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-52, Class GB
5.000%	06/25/41	759	$848,231
Series 2011-84, Class PZ
5.250%	09/25/41	386	487,212
Series 2012-13, Class JP
4.500%	02/25/42	225	240,032
Series 2013-4, Class AJ
3.500%	02/25/43	699	741,438
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,494	211,257
Series 2013-31, Class NC
3.000%	04/25/43	554	587,275
Series 2013-83, Class CA
3.500%	10/25/37	739	777,865
Series 2016-38, Class NA
3.000%	01/25/46	2,163	2,284,011
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	282	326,712
Series 2003-W6, Class 1A41
5.398%	10/25/42	573	655,639
Series 2003-W6, Class F
0.838%(c)	09/25/42	643	639,268
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,271,466
Series 2004-W9, Class 1PO, PO
1.290%(s)	02/25/44	640	585,441
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	711	813,170
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
2.641%(c)	02/25/35	504	497,367
Series 2006-2, Class 1A3
6.000%	08/25/36	407	380,908
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	348	400,653
Series 2768, Class PK
5.000%	03/15/34	124	136,902
Series 2846, Class GB
5.000%	08/15/24	677	737,398
Series 2877, Class PB
5.500%	10/15/34	880	981,309
Series 2902, Class QG
5.500%	12/15/34	279	314,012
Series 3158, Class NE
5.500%	05/15/36	291	325,517
Series 3187, Class Z
5.000%	07/15/36	530	587,967
Series 3443, Class PT
6.500%	03/15/37	765	888,325
Series 3704, Class DC
4.000%	11/15/36	206	219,548
Series 3816, Class HN
4.500%	01/15/41	485	551,012
Series 3819, Class JP
4.000%	08/15/39	138	140,886

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3827, Class BM
5.500%	08/15/39	918	$1,003,170
Series 3829, Class BE
3.500%	03/15/26	1,000	1,086,108
Series 3920, Class LP
5.000%	01/15/34	451	505,757
Series 4054, Class HI, IO
3.000%	05/15/26	2,750	185,977
Series 4168, Class JA
3.500%	02/15/43	639	658,084
Series 4374, Class NC
2.750%	02/15/46	1,425	1,489,355
Series R007, Class ZA
6.000%	05/15/36	1,061	1,212,817
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,038	1,118,986
Series 304, Class C32, IO
3.000%	12/15/27	1,831	176,797
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	511	550,552
Series 2004-19, Class KE
5.000%	03/16/34	855	974,499
Series 2005-3, Class QB
5.000%	01/16/35	250	288,256
Series 2008-38, Class BG
5.000%	05/16/38	360	414,867
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,213,844
Series 2011-22, Class WA
5.931%(c)	02/20/37	416	469,203
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	14,859	67,938
Series 2013-H04, Class BA
1.650%	02/20/63	794	797,242
Series 2013-H05, Class FB
0.870%(c)	02/20/62	735	733,318
Series 2012-H21, Class CF
1.170%(c)	05/20/61	1,774	1,774,536
Series 2012-H24, Class FG
0.900%(c)	04/20/60	480	478,185
Series 2012-H31, Class FD
0.810%(c)	12/20/62	836	826,679
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.739%(c)	12/25/34	767	749,870
Series 2004-14, Class 5A1
2.881%(c)	12/25/34	558	552,227
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.588%(c)	09/25/34	326	318,418
Impac CMB Trust,
Series 2004-5, Class 1M3
1.433%(c)	10/25/34	410	371,535
Series 2004-6, Class 1A1
1.288%(c)	10/25/34	1,700	1,558,581
Series 2004-9, Class 1A1

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.248%(c)	01/25/35	1,291	$1,166,753
Series 2005-4, Class 1A1A
1.028%(c)	05/25/35	380	340,738
Series 2007-A, Class M1, 144A
0.888%(c)	05/25/37	405	374,641
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR12, Class A1
1.268%(c)	12/25/34	2,364	1,952,334
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.674%(c)	12/25/34	360	356,020
Series 2005-A3, Class 4A1
2.816%(c)	06/25/35	380	380,845
Series 2005-A8, Class 2A3
2.582%(c)	11/25/35	413	382,142
Series 2006-S2, Class 2A1
5.000%	06/25/21	100	93,694
Series 2007-A1, Class 3A2
3.119%(c)	07/25/35	1,057	1,042,750
Series 2007-S3, Class 2A3
6.000%	08/25/22	329	324,892
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.788%(c)	11/25/35	3,173	2,687,765
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,592	1,616,664
Series 2005-3, Class 4A1
5.500%	03/25/20	161	164,039
Series 2005-6, Class 1A2
5.500%	12/25/35	769	672,193
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	387	393,649
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
1.233%(c)	03/25/28	391	372,484
Series 2003-F, Class A1
1.093%(c)	10/25/28	346	337,042
Series 2004-B, Class A1
0.953%(c)	05/25/29	282	273,668
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.852%(c)	07/25/34	220	218,197
Series 2004-5AR, Class 4A
3.147%(c)	07/25/34	708	678,469
Series 2006-7, Class 1A
5.000%	06/25/21	308	282,505
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
0.663%(c)	04/25/36	312	257,102
RALI Trust,
Series 2004-QA3, Class CB2
3.759%(c)	08/25/34	1,635	1,646,398
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	493	505,005
Series 2005-A8CB, Class A11

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	07/25/35	2,338	$2,179,677
RFMSI Trust,
Series 2003-S14, Class A5
0.853%(c)	07/25/18	97	95,855
Series 2005-S9, Class A5
5.750%	12/25/35	279	257,215
Series 2007-S9, Class 2A1
5.500%	09/25/22	51	50,748
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.687%(c)	07/20/36	938	844,337
Springleaf Mortgage Loan Trust,
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	142	141,332
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	721,287
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	698,989
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.823%(c)	07/25/34	640	613,645
Series 2005-19XS, Class 2A1
0.753%(c)	10/25/35	1,374	1,215,315
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
1.183%(c)	01/19/34	821	788,791
Series 2004-AR1, Class 1A1
1.183%(c)	03/19/34	944	908,711
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
2.690%(c)	09/25/33	637	611,315
Series 2003-3XS, Class A8
5.230%	03/25/33	339	335,564
Series 2004-15, Class 1A1
5.395%(c)	09/25/24	950	980,743
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	212	212,932
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	137	138,572
Series 2005-AR3, Class A2
2.794%(c)	03/25/35	724	727,955
Series 2005-AR5, Class A6
2.714%(c)	05/25/35	654	647,192
Series 2005-AR7, Class A3
2.725%(c)	08/25/35	364	356,231
Series 2005-AR10, Class 1A4
2.507%(c)	09/25/35	671	670,475
Series 2005-AR12, Class 1A8
2.438%(c)	10/25/35	668	630,256
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.898%(c)	06/25/33	1,189	1,190,475
Series 2003-H, Class A1
2.768%(c)	09/25/33	153	151,863
Series 2003-N, Class 2A1
2.666%(c)	12/25/33	470	460,100

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-DD, Class 2A6
2.834%(c)	01/25/35	1,279	$1,264,501
Series 2004-R, Class 2A1
2.757%(c)	09/25/34	344	351,350
Series 2004-W, Class A1
2.766%(c)	11/25/34	657	653,594
Series 2005-AR4, Class 2A2
2.981%(c)	04/25/35	362	361,221
Series 2006-AR2, Class 2A1
2.855%(c)	03/25/36	572	559,531
Series 2006-AR6, Class 7A1
2.760%(c)	03/25/36	624	614,072
Series 2006-AR8, Class 3A1
2.852%(c)	04/25/36	934	897,792
Series 2007-2, Class 3A5
5.250%	03/25/37	298	303,941
Series 2007-7, Class A43
0.953%(c)	06/25/37	134	110,999

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $101,249,747)			101,805,776

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Fannie Mae Principal Strip, Notes, MTN
4.630%(s)	05/15/30	900	630,155
Federal Home Loan Mortgage Corp.
3.500%	03/01/32-04/01/33	10,974	11,727,566
4.000%	02/01/26-10/01/42	2,806	3,031,807
4.500%	09/01/24-03/01/44	1,637	1,806,896
5.000%	04/01/22-10/01/40	1,979	2,162,912
5.500%	06/01/23-06/01/37	911	1,003,055
7.000%	11/01/37	307	365,026
Federal National Mortgage Assoc.
0.959%(c)	11/01/23	1,896	1,897,303
2.090%	11/01/22	928	952,572
2.330%	01/01/23	974	1,011,719
2.340%	12/01/22	1,976	2,053,337
2.350%	05/01/23	902	938,136
2.370%	12/01/22	785	816,989
2.390%	05/01/23	1,413	1,472,583
2.450%	04/01/23-05/01/23	2,743	2,859,689
2.480%	02/01/25	1,375	1,418,090
2.520%	05/01/23	1,500	1,574,166
2.570%	03/01/23	1,154	1,210,431
2.610%	03/01/23-04/01/25	3,199	3,356,308
2.619%	12/01/22	907	950,483
2.710%	10/01/22	1,207	1,241,436
2.840%	07/01/22	1,350	1,436,102
2.960%	04/01/22	928	990,927
3.030%	12/01/21	1,563	1,671,071
3.070%	02/01/25	1,715	1,845,988
3.340%	11/01/30	446	486,269
3.440%	11/01/23	1,745	1,913,649
3.500%	08/01/32-07/01/43	13,535	14,415,182
3.540%	10/01/20	1,500	1,626,202
3.770%	09/01/21	1,500	1,648,613
3.805%	05/01/22	876	960,158
3.885%	08/01/25	1,150	1,293,357

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/32-07/01/43		9,414	$10,242,625
4.010%	08/01/21		880	974,157
4.340%	04/01/20		970	1,065,650
4.381%	06/01/21		914	1,021,168
4.500%	06/01/26-04/01/44		1,935	2,115,285
4.630%	01/01/21		579	646,561
4.762%	08/01/26		1,323	1,584,326
5.000%	05/01/23-07/01/41		2,548	2,802,967
5.500%	07/01/21-04/01/37		3,190	3,557,389
6.000%	10/01/22-04/01/39		2,166	2,464,458
7.000%	01/01/39		381	487,695
7.500%	10/01/35		484	569,100
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		951	1,051,205
5.000%	04/15/25		1,612	1,746,683
6.000%	01/15/40		1,034	1,186,735
Residual Funding Corp. Principal Strip, Bonds
2.745%(s)	01/15/30		600	431,617
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		520	651,596
5.250%	09/15/39		150	205,567
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		775	430,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $100,440,210)				104,003,153

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds
4.375%	11/15/39-05/15/40		2,880	4,096,199
4.500%	08/15/39		960	1,387,800
U.S. Treasury Notes
0.500%	08/31/16-01/31/17	(k)	35,834	35,845,897
0.750%	12/31/17-02/15/19		1,930	1,933,776
1.750%	05/15/23		10,000	10,316,020
2.125%	08/15/21		10,000	10,538,280
2.750%	11/30/16		10,000	10,098,830
3.625%	02/15/20		1,000	1,100,391
4.250%	11/15/17		10,000	10,503,120
U.S. Treasury Strip Coupon
2.310%(s)	08/15/32		390	282,668
2.458%(s)	05/15/34		3,200	2,201,094
U.S. Treasury Strips
1.440%(s)	05/15/21		7,700	7,311,427
1.726%(s)	08/15/22		5,000	4,631,100
1.910%(s)	05/15/20		8,160	7,869,936
2.250%(s)	05/15/28		2,465	1,992,048
2.255%(s)	11/15/22		400	368,436
2.400%(s)	02/15/28		6,000	4,879,446
2.486%(s)	05/15/32		10,000	7,296,680
2.500%(s)	11/15/30		400	303,916
2.560%(s)	05/15/31		10,425	7,812,047
2.643%(s)	02/15/29		2,325	1,847,715
2.677%(s)	11/15/32		7,400	5,325,935
2.737%(s)	02/15/34		2,235	1,548,741
2.810%(s)	05/15/33		2,500	1,774,243
2.845%(s)	02/15/35		335	225,420
2.915%(s)	11/15/33		5,000	3,496,035

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
3.940%(s)	11/15/31	465	$344,126

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,669,969)			145,331,326

TOTAL LONG-TERM INVESTMENTS (cost $2,480,412,037)			2,541,157,877

SHORT-TERM INVESTMENTS — 13.8%	Shares
AFFILIATED MUTUAL FUND — 13.7%
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $399,157,097; includes $45,991,955 of cash collateral for securities on loan)(b)(w)(Note 4)	399,157,097	399,157,097

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills
0.287%	01/05/17	(k)	290	289,485
0.324%	07/07/16		115	114,997
0.417%	07/07/16		175	174,994

TOTAL U.S. TREASURY OBLIGATIONS (cost $579,550)				579,476

TOTAL SHORT-TERM INVESTMENTS (cost $399,736,647)				399,736,573

TOTAL INVESTMENTS — 101.1% (cost $2,880,148,684)				2,940,894,450
Liabilities in excess of other assets(z) — (1.1)%				(30,874,379)

NET ASSETS — 100.0%				$2,910,020,071

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $283,815 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,035,362 ; cash collateral of $45,991,955 (including in liabilities) was received with which the fund purchased highly liquid short-term investments. In addition, as of June 30, 2016, $51,875 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
72	2YearU.S.TreasuryNotes	Sep. 2016	$15,700,594	$15,791,625	$91,031
592	10 Year Australian Treasury Bonds	Sep. 2016	463,740,474	464,403,840	663,366
1,057	10 Year U.S. Treasury Notes	Sep. 2016	136,704,195	140,564,484	3,860,289
110	20 Year U.S. Treasury Bonds	Sep. 2016	18,070,070	18,957,813	887,743
264	Euro STOXX 50 Index	Sep. 2016	8,233,670	8,364,443	130,773
2,867	S&P 500 E-Mini Index	Sep. 2016	296,583,010	299,630,170	3,047,160
146	SGX Nifty 50 Index	Jul. 2016	2,349,140	2,433,966	84,826

					8,765,188

Short Positions:
343	2YearU.S.TreasuryNotes	Sep. 2016	74,715,047	75,229,547	(514,500)
42	5YearU.S.TreasuryNotes	Sep. 2016	5,084,328	5,130,891	(46,563)

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts open at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (continued):
146	10 Year Euro-Bund.	Sep. 2016	$26,484,475	$27,077,483	$(593,008)
101	10 Year U.S. Treasury Notes	Sep. 2016	13,249,000	13,431,422	(182,422)
44	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	7,806,422	8,200,500	(394,078)
251	Russell 2000 Mini Index	Sep. 2016	28,719,420	28,799,740	(80,320)
228	S&P/TSX 60 Index	Sep. 2016	28,580,533	28,741,112	(160,579)
323	TOPIX Index	Sep. 2016	41,876,483	38,957,682	2,918,801

					947,331

					$9,712,519

Cash of $138,000 and U.S. Treasury Obligations with a combined market value of $24,256,440 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/31/16	Goldman Sachs & Co.	AUD	4,251	$3,049,947	$3,162,582	$112,635
Brazilian Real,
Expiring 09/30/16	Deutsche Bank AG	BRL	428	119,059	129,604	10,545
British Pound,
Expiring 07/29/16	Deutsche Bank AG	GBP	247	329,092	328,661	(431)
Expiring 08/31/16	Citigroup Global Markets	GBP	498	707,108	663,901	(43,207)
Expiring 08/31/16	Goldman Sachs & Co.	GBP	249	353,130	331,964	(21,166)
Canadian Dollar,
Expiring 08/31/16	Citigroup Global Markets	CAD	5,905	4,499,655	4,571,063	71,408
Expiring 09/20/16	Goldman Sachs & Co.	CAD	139	109,047	107,688	(1,359)
Expiring 09/20/16	Goldman Sachs & Co.	CAD	135	102,898	104,324	1,426
Colombian Peso,
Expiring 09/20/16	Deutsche Bank AG	COP	632,021	209,035	212,582	3,547
Expiring 09/20/16	Goldman Sachs & Co.	COP	238,748	79,265	80,303	1,038
Expiring 09/20/16	Goldman Sachs & Co.	COP	79,583	26,387	26,768	381
Danish Krone,
Expiring 08/31/16	Bank of America	DKK	7,265	1,092,218	1,086,559	(5,659)
Euro,
Expiring 07/29/16	Bank of America	EUR	722	795,026	802,564	7,538
Expiring 07/29/16	Standard Chartered PLC	EUR	399	441,570	443,428	1,858
Expiring 08/31/16	Bank of America	EUR	268	296,079	297,957	1,878
Expiring 09/20/16	Citigroup Global Markets	EUR	95	107,623	105,997	(1,626)
Expiring 09/20/16	Hong Kong & Shanghai Bank	EUR	49	54,451	54,575	124
Expiring 09/30/16	Standard Chartered PLC	EUR	48	54,425	53,656	(769)
Hong Kong Dollar,
Expiring 08/31/16	Citigroup Global Markets	HKD	1,806	232,814	232,921	107
Japanese Yen,
Expiring 08/31/16	Toronto Dominion	JPY	246,498	2,243,120	2,391,876	148,756
Expiring 09/20/16	Hong Kong & Shanghai Bank	JPY	5,568	54,631	54,074	(557)
Singapore Dollar,
Expiring 08/31/16	Bank of America	SGD	1,391	1,006,250	1,031,558	25,308
Expiring 09/20/16	Bank of America	SGD	289	213,440	214,343	903
Expiring 09/20/16	Hong Kong & Shanghai Bank	SGD	74	54,235	54,515	280
South African Rand,
Expiring 09/20/16	Goldman Sachs & Co.	ZAR	1,650	104,501	110,164	5,663
South Korean Won,
Expiring 09/20/16	Goldman Sachs & Co.	KRW	122,242	103,674	106,040	2,366
Swiss Franc,
Expiring 08/31/16	Citigroup Global Markets	CHF	429	434,420	440,631	6,211

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swiss Franc (continued),
Expiring 09/20/16	Bank of America	CHF	105	$108,462	$108,476	$14

				$16,981,562	$17,308,774	327,212

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 09/30/16	UBS AG	BRL	1,140	$327,829	$344,869	$(17,040)
British Pound,
Expiring 07/29/16	Standard Chartered PLC	GBP	3,711	4,945,081	4,941,282	3,799
Expiring 08/31/16	Citigroup Global Markets	GBP	6,353	9,313,477	8,461,866	851,611
Expiring 08/31/16	Goldman Sachs & Co.	GBP	622	834,069	828,507	5,562
Expiring 08/31/16	Royal Bank of Canada	GBP	266	396,932	354,817	42,115
Expiring 08/31/16	Royal Bank of Canada	GBP	231	310,966	307,792	3,174
Canadian Dollar,
Expiring 08/31/16	Citigroup Global Markets	CAD	1,296	1,000,715	1,002,980	(2,265)
Expiring 09/20/16	Citigroup Global Markets	CAD	274	214,400	212,014	2,386
Chinese Renminbi,
Expiring 09/20/16	Goldman Sachs & Co.	CNH	1,442	215,165	215,601	(436)
Colombian Peso,
Expiring 09/20/16	Goldman Sachs & Co.	COP	333,539	113,448	112,186	1,262
Expiring 09/20/16	Hong Kong & Shanghai Bank	COP	298,482	93,627	100,396	(6,769)
Euro,
Expiring 07/29/16	Bank of America	EUR	29,810	32,956,439	33,117,388	(160,949)
Expiring 07/29/16	Deutsche Bank AG	EUR	471	530,648	522,910	7,738
Expiring 07/29/16	Deutsche Bank AG	EUR	212	241,485	235,746	5,739
Expiring 07/29/16	Standard Chartered PLC	EUR	714	794,529	793,641	888
Expiring 08/31/16	BNP Paribas	EUR	4,893	5,466,774	5,441,859	24,915
Expiring 08/31/16	Deutsche Bank AG	EUR	593	656,817	659,152	(2,335)
Expiring 08/31/16	Deutsche Bank AG	EUR	346	394,811	384,787	10,024
Expiring 09/20/16	Goldman Sachs & Co.	EUR	95	105,335	105,997	(662)
Expiring 09/30/16	Citigroup Global Markets	EUR	48	54,506	53,658	848
Hong Kong Dollar,
Expiring 07/29/16	Royal Bank of Canada	HKD	4,806	619,686	619,692	(6)
Japanese Yen,
Expiring 07/29/16	Morgan Stanley	JPY	1,508,084	14,805,821	14,617,312	188,509
Mexican Peso,
Expiring 09/20/16	Goldman Sachs & Co.	MXN	2,010	106,198	109,022	(2,824)
Norwegian Krone,
Expiring 08/31/16	Citigroup Global Markets	NOK	10,968	1,316,370	1,310,338	6,032
Polish Zloty,
Expiring 09/20/16	Bank of America	PLN	435	107,072	110,139	(3,067)
Singapore Dollar,
Expiring 07/29/16	Royal Bank of Canada	SGD	3,461	2,552,375	2,568,871	(16,496)
Expiring 09/20/16	Royal Bank of Canada	SGD	289	212,813	214,344	(1,531)
South African Rand,
Expiring 09/20/16	Deutsche Bank AG	ZAR	1,650	106,578	110,164	(3,586)
South Korean Won,
Expiring 09/20/16	Hong Kong & Shanghai Bank	KRW	122,242	103,868	106,040	(2,172)
Swedish Krona,
Expiring 07/29/16	BNP Paribas	SEK	2,775	326,765	328,409	(1,644)
Expiring 08/31/16	Royal Bank of Canada	SEK	6,851	841,715	811,982	29,733
Expiring 08/31/16	Toronto Dominion	SEK	5,973	721,240	707,943	13,297

				$80,787,554	$79,811,704	975,850

						$1,303,062

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$230,562	$5,454,170	$—
Belgium	—	7,370,380	—
Brazil	4,701,515	—	—
Canada	13,159,859	—	—
Chile	352,632	—	—
China	7,266,232	35,913,347	—
Denmark	—	3,472,029	—
Egypt	427,470	—	—
Finland	—	2,721,902	—
France	—	29,979,934	—
Germany	—	19,927,077	—
Hong Kong	—	10,564,357	—
Hungary	—	1,234,942	—
India	6,392,828	—	—
Indonesia	394,881	1,834,464	—
Ireland	452,583	—	—
Israel	2,487,088	—	—
Italy	—	2,714,436	—
Japan	—	63,075,609	—
Luxembourg	—	1,780,075	—
Macau	—	1,079,857	—
Malaysia	—	645,910	—
Mexico	1,666,692	—	—
Netherlands	7,594,045	20,075,031	—
Norway	—	1,886,862	—
Peru	230,723	—	—
Poland	—	1,539,542	—
Russia	8,121,501	1,836,813	—
Singapore	11,362,538	522,497	—
South Africa	699,073	5,609,460	—
South Korea	9,996,159	19,824,488	—
Spain	—	529,642	—
Sweden	—	3,845,450	—
Switzerland	3,193,020	30,214,788	—
Taiwan	9,082,929	9,408,141	—
Thailand	—	2,035,537	—
Turkey	—	7,291,127	—
United Arab Emirates	—	648,405	—
United Kingdom	2,629,890	57,059,874	—
United States	1,014,960,233	—	—
Preferred Stocks
Brazil	293,372	—	—
France	450,025	—	—
Germany	—	4,179,130	—
Ireland	182,933	—	—
Israel	2,476,865	—	—
Russia	—	926,437	—
United States	37,975,658	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	985,909	—
Residential Mortgage-Backed Securities	—	89,179,352	—
Bank Loans	—	2,528,436	87,575
Commercial Mortgage-Backed Securities	—	42,630,589	196,240

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Convertible Bonds
Austria	$—	$721,794	$—
Belgium	—	471,202	—
China	—	7,138,252	—
Czech Republic	—	451,670	—
Finland	—	567,085	—
France	—	8,405,127	—
Germany	—	9,679,852	—
Hong Kong	—	1,210,500	—
Hungary	—	999,667	—
Israel	—	783,203	—
Italy	—	1,749,240	—
Japan	—	16,487,951	—
Malaysia	—	1,422,576	—
Mexico	—	3,273,173	—
Netherlands	—	1,304,250	—
Norway	—	860,027	—
Russia	—	470,112	—
Singapore	—	1,479,103	—
South Africa	—	2,867,096	—
Spain	—	4,247,031	—
Sweden	—	646,519	—
Switzerland	—	563,530	—
Taiwan	—	708,000	—
United Arab Emirates	—	2,201,504	—
United Kingdom	—	6,592,307	—
United States	—	51,936,275	—
Corporate Bonds
Argentina	—	1,025,150	—
Australia	—	2,146,305	—
Bahamas	—	40,000	—
Belgium	—	4,232,375	—
Brazil	—	1,405,344	—
Canada	—	10,172,035	—
Chile	—	421,302	—
China	—	923,686	—
Colombia	—	153,813	—
Egypt	—	218,750	—
Finland	—	60,990	—
France	—	4,373,212	—
Germany	—	5,505,850	—
Hong Kong	—	436,375	—
India	—	209,970	—
Indonesia	—	419,802	—
Ireland	—	714,293	—
Israel	—	249,378	—
Italy	—	551,442	—
Japan	—	816,880	—
Kazakhstan	—	655,930	—
Luxembourg	—	4,002,922	—
Malaysia	—	210,282	—
Mexico	—	1,649,785	—
Netherlands	—	7,075,507	—
New Zealand	—	648,070	—
Norway	—	617,296	—
Peru	—	360,823	—
Philippines	—	135,374	—
Qatar	—	217,435	—
Russia	—	741,801	—
Singapore	—	881,291	—
South Korea	—	97,500	—
Spain	—	267,635	—
Sweden	—	1,765,598	—

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Switzerland	$—	$2,914,220	$—
Ukraine	—	98,520	—
United Arab Emirates	—	806,725	—
United Kingdom	—	15,139,812	—
United States	—	335,838,469	—
Uruguay	—	52,170	—
Venezuela	—	177,909	—
Foreign Government Bonds	—	16,013,928	—
Municipal Bonds	—	743,502	—
Residential Mortgage-Backed Securities	—	101,805,776	—
U.S. Government Agency Obligations	—	104,003,153	—
U.S. Treasury Obligations	—	145,910,802	—
Affiliated Mutual Fund	399,157,097	—	—
Other Financial Instruments*
Futures Contracts	9,712,519	—	—
OTC Forward Foreign Currency Contracts	—	1,303,062	—

Total	$1,555,650,922	$1,395,975,294	$283,815

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	13.7%

Residential Mortgage-Backed Securities	6.6
Banks	6.1
Real Estate Investment Trusts (REITs)	6.0
U.S. Treasury Obligations	5.1
U.S. Government Agency Obligations	3.6
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	2.9
Media	2.4
Insurance	2.4
Software	2.1
Semiconductors & Semiconductor Equipment	2.1
Internet Software & Services	1.9
Health Care Providers & Services	1.6
Biotechnology	1.5
Commercial Mortgage-Backed Securities	1.5
Telecommunications	1.5
Specialty Retail	1.4
Beverages	1.2
IT Services	1.2
Capital Markets	1.2
Hotels, Restaurants & Leisure	1.1
Chemicals	1.0
Diversified Financial Services	1.0
Electric Utilities	1.0
Electric	1.0
Aerospace & Defense	1.0
Machinery	0.9
Technology Hardware, Storage & Peripherals	0.9
Oil & Gas	0.9
Internet & Catalog Retail	0.8
Household Durables	0.8
Semiconductors	0.8
Tobacco	0.7

Food Products	0.7%
Wireless Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	0.7
Automobiles	0.7
Food & Staples Retailing	0.6
Healthcare-Services	0.6
Internet	0.6
Foreign Government Bonds	0.5
Real Estate Management & Development	0.5
Building Products	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Products	0.5
Airlines	0.5
Electrical Equipment	0.5
Pipelines	0.5
Metals & Mining	0.5
Retail	0.5
Auto Manufacturers	0.4
Communications Equipment	0.4
Health Care Equipment & Supplies	0.4
Diversified Telecommunication Services	0.4
Foods	0.4
Construction Materials	0.4
Consumer Finance	0.3
Auto Components	0.3
Commercial Services & Supplies	0.3
Multi-Utilities	0.3
Industrial Conglomerates	0.3
Computers	0.3
Trading Companies & Distributors	0.3
Road & Rail	0.3
Healthcare-Products	0.3
Commercial Services	0.3
Containers & Packaging	0.3
Real Estate	0.3
Multiline Retail	0.3
Miscellaneous Manufacturing	0.3
Transportation	0.3
Personal Products	0.2
Life Sciences Tools & Services	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Agriculture	0.2%
Mining	0.2
Lodging	0.2
Gas	0.1
Home Furnishings	0.1
Distributors	0.1
Machinery-Diversified	0.1
Investment Companies	0.1
Auto Parts & Equipment	0.1
Professional Services	0.1
Engineering & Construction	0.1
Building Materials	0.1
Paper & Forest Products	0.1
Energy Equipment & Services	0.1
Holding Companies-Diversified	0.1
Entertainment	0.1

Construction & Engineering	0.1%
Oil & Gas Services	0.1
Health Care Technology	0.1
Packaging & Containers	0.1
Apparel	0.1
Electrical Components & Equipment	0.1
Sovereign	0.1
Water	0.1
Transportation Infrastructure	0.1
Coal	0.1
Machinery-Construction & Mining	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$6,181,560	*	Due from/to broker — variation margin futures	$240,899	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	1,599,618		Unrealized depreciation on OTC forward foreign currency contracts	296,556
Interest rate contracts	Due from/to broker — variation margin futures	5,502,429	*	Due from/to broker — variation margin futures	1,730,571	*

Total		$13,283,607			$2,268,026

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Equity contracts	$(3,667,678)	$—	$(3,667,678)
Foreign exchange contracts	—	(1,528,949)	(1,528,949)
Interest rate contracts	3,860,361	—	3,860,361

Total	$192,683	$(1,528,949)	$(1,336,266)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward Currency Contracts(3)	Total
Equity contracts	$303	$4,551,119	$—	$4,551,422
Foreign exchange contracts	—	—	1,063,991	1,063,991
Interest rate contracts	—	5,591,196	—	5,591,196

Total	$303	$10,142,315	$1,063,991	$11,206,609

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)
$909,211,959	$221,140,244	$20,440,186	$81,312,664

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$35,641	$(35,641)	$—	$—
BNP Paribas	24,915	(1,644)	—	23,271
Citigroup Global Markets	938,603	(47,098)	—	891,505
Deutsche Bank AG	37,593	(6,352)	—	31,241
Goldman Sachs & Co.	130,333	(26,447)	—	103,886
Hong Kong & Shanghai Bank	404	(404)	—	—
Morgan Stanley	188,509	—	—	188,509
Royal Bank of Canada	75,022	(18,033)	—	56,989
Standard Chartered PLC	6,545	(769)	—	5,776
Toronto Dominion	162,053	—	—	162,053
UBS AG	—	—	—	—

	$1,599,618

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(169,675)	$35,641	$—	$(134,034)
BNP Paribas	(1,644)	1,644	—	—
Citigroup Global Markets	(47,098)	47,098	—	—
Deutsche Bank AG	(6,352)	6,352	—	—
Goldman Sachs & Co.	(26,447)	26,447	—	—
Hong Kong & Shanghai Bank	(9,498)	404	—	(9,094)
Morgan Stanley	—	—	—	—
Royal Bank of Canada	(18,033)	18,033	—	—
Standard Chartered PLC	(769)	769	—	—
Toronto Dominion	—	—	—	—
UBS AG	(17,040)	—	—	(17,040)

	$(296,556)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $45,035,362:
Unaffiliated investments (cost $2,480,991,587)	$2,541,737,353
Affiliated investments (cost $399,157,097)	399,157,097
Cash	220,554
Foreign currency, at value (cost $1,923,874)	1,926,818
Deposit with broker for futures	138,000
Receivable for investments sold	15,546,460
Dividends and interest receivable	9,808,397
Receivable for fund share sold	5,841,220
Due from broker-variation margin futures	2,850,237
Unrealized appreciation on OTC forward foreign currency contracts	1,599,618
Tax reclaim receivable	1,584,188
Deposit with affiliated securities lending agent	51,875
Receivable from affiliate	11,123
Prepaid expenses	3,531

Total Assets	2,980,476,471

LIABILITIES:
Payable to broker for collateral for securities on loan	46,043,830
Payable for investments purchased	22,871,263
Advisory fees payable	887,984
Unrealized depreciation on OTC forward foreign currency contracts	296,556
Accrued expenses and other liabilities	277,220
Distribution fee payable	79,008
Affiliated transfer agent fee payable	342
Foreign withholding taxes payable	193
Payable for fund share repurchased	4

Total Liabilities	70,456,400

NET ASSETS	$2,910,020,071

Net assets were comprised of:
Paid-in capital	$2,122,804,663
Retained earnings	787,215,408

Net assets, June 30, 2016	$2,910,020,071

Net asset value and redemption price per share, $2,910,020,071 / 215,931,088 outstanding shares of beneficial interest	$13.48

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $901,424, of which $57,562 is reimbursable by an affiliate)	$16,065,816
Interest income	15,992,791
Affiliated dividend income	909,521
Affiliated income from securities lending, net	591,034

33,559,162

EXPENSES
Advisory fees	10,389,103
Distribution fee	3,425,922
Custodian and accounting fees	551,000
Audit fee	34,000
Insurance expenses	21,000
Trustees’ fees	19,000
Shareholders’ reports	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	30,780

Total expenses	14,494,805

NET INVESTMENT INCOME (LOSS)	19,064,357

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(15,237,437)
Futures transactions	192,683
Foreign currency transactions	(2,689,199)

(17,733,953)

Net change in unrealized appreciation (depreciation) on:
Investments	16,389,707
Futures	10,142,315
Foreign currencies	1,115,060

27,647,082

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	9,913,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,977,486

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$19,064,357	$34,389,434
Net realized gain (loss) on investment and foreign currency transactions	(17,733,953)	93,987,346
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	27,647,082	(163,001,756)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,977,486	(34,624,976)

FUND SHARE TRANSACTIONS:
Fund share sold [42,784,418 and 8,362,595 shares, respectively]	552,854,422	112,634,167
Fund share repurchased [49,828,155 and 20,754,044 shares, respectively]	(621,714,210)	(275,461,801)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(68,859,788)	(162,827,634)

CAPITAL CONTRIBUTIONS (NOTE 4)	657,909	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,224,393)	(197,452,610)
NET ASSETS:
Beginning of period	2,949,244,464	3,146,697,074

End of period	$2,910,020,071	$2,949,244,464

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 46.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
Airbus Group SE (France)	24,677	$1,414,490
BAE Systems PLC (United Kingdom)	40,550	283,874
Curtiss-Wright Corp.(u)	3,419	288,051
Honeywell International, Inc.(u)	63,688	7,408,188
Huntington Ingalls Industries, Inc.(u)	3,900	655,317
L-3 Communications Holdings, Inc.(u)	494	72,465
Meggitt PLC (United Kingdom)	166,190	903,320
Northrop Grumman Corp.	9,862	2,192,125
Raytheon Co.(u)	36,288	4,933,354
Safran SA (France)	35,307	2,377,647
Textron, Inc.(u)	3,427	125,291
Thales SA (France)	18,076	1,501,115
United Technologies Corp.(u)	42,178	4,325,354

		26,480,591

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd. (Japan)	88,200	2,025,160

Airlines — 0.4%
AirAsia Bhd (Malaysia)	445,000	288,122
Delta Air Lines, Inc.(u)	159,126	5,796,960
Japan Airlines Co. Ltd. (Japan)	40,400	1,299,774
Southwest Airlines Co.	39,100	1,533,111
Turk Hava Yollari AO (Turkey)*	138,170	275,242
United Continental Holdings, Inc.*(u)	60,840	2,496,873

		11,690,082

Auto Components — 0.2%
Apollo Tyres Ltd. (India)	75,475	169,927
Continental AG (Germany)	15,211	2,878,340
Delphi Automotive PLC (United Kingdom)(u)	20,243	1,267,212
Hankook Tire Co. Ltd. (South Korea)	3,820	169,953
Hyundai Mobis Co. Ltd. (South Korea)	4,720	1,038,416
Xinyi Automobile Glass Hong Kong Enterprises Ltd. (Hong Kong)*	26,000	5,362
Xinyi Glass Holdings Ltd. (Hong Kong)*	208,000	153,856

		5,683,066

Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	1,139,900	642,632
Bayerische Motoren Werke AG (Germany)	14,979	1,090,103
Ford Otomotiv Sanayi A/S (Turkey)	9,430	100,365
Geely Automobile Holdings Ltd. (China)	820,000	447,262
General Motors Co.(u)	225,027	6,368,264
General Motors Corp. Escrow Shares*^	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	294,500	246,222
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	330,000	396,000
Honda Motor Co. Ltd. (Japan)	70,600	1,771,020
Kia Motors Corp. (South Korea)	14,780	556,902
Renault SA (France)	15,738	1,188,185
Suzuki Motor Corp. (Japan)	47,600	1,288,909
Tesla Motors, Inc.*(a)	4,438	942,099
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	18,110	148,907
Toyota Motor Corp. (Japan)	43,600	2,149,416

		17,336,297

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks — 2.8%
Australia & New Zealand Banking Group Ltd. (Australia)	95,865	$1,746,668
Banco do Brasil SA (Brazil)	95,295	504,316
Bank of America Corp.(u)	470,186	6,239,369
Bank of China Ltd. (China) (Class H Stock)	2,194,000	881,786
Barclays PLC (United Kingdom)	294,929	548,537
BNP Paribas SA (France)	47,468	2,081,743
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	742,000	453,872
China Construction Bank Corp. (China) (Class H Stock)	1,965,000	1,309,944
China Everbright Bank Co. Ltd. (China) (Class H Stock)*	385,000	176,859
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	301,000	679,093
CIT Group, Inc.	12,200	389,302
Citigroup, Inc.(u)	179,278	7,599,595
Citizens Financial Group, Inc.(u)	60,100	1,200,798
Commercial International Bank Egypt SAE (Egypt), GDR	53,056	189,940
East West Bancorp, Inc.	31,276	1,069,014
Fifth Third Bancorp	41,900	737,021
First Republic Bank	10,600	741,894
HDFC Bank Ltd. (India), ADR	42,335	2,808,927
HSBC Holdings PLC (United Kingdom), (QMTF)	305,081	1,890,155
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	2,192,506
Industrial Bank of Korea (South Korea)	40,555	395,147
ING Groep NV (Netherlands), CVA	300,668	3,110,698
KeyCorp(u)	133,690	1,477,275
Krung Thai Bank PCL (Thailand), NVDR	857,900	399,617
Lloyds Banking Group PLC (United Kingdom)	1,274,093	922,818
M&T Bank Corp.	18,474	2,184,181
Mitsubishi UFJ Financial Group, Inc. (Japan)	425,200	1,906,109
National Bank Holdings Corp. (Class A Stock)	11,400	232,104
Nordea Bank AB (Sweden)	144,490	1,225,802
OTP Bank PLC (Hungary)	13,420	300,304
PNC Financial Services Group, Inc. (The)(u)	28,700	2,335,893
Regions Financial Corp.(u)	21,297	181,237
Sberbank of Russia PJSC (Russia), ADR	107,723	940,422
Shinhan Financial Group Co. Ltd. (South Korea)	21,460	705,369
Signature Bank*	12,734	1,590,731
Standard Chartered PLC (United Kingdom)	171,822	1,303,616
Sumitomo Mitsui Financial Group, Inc. (Japan)	73,100	2,110,767
SunTrust Banks, Inc.	40,200	1,651,416
SVB Financial Group*	667	63,472
Turkiye Halk Bankasi A/S (Turkey)	126,700	377,076
Turkiye Is Bankasi (Turkey) (Class C Stock)	325,485	517,055
US Bancorp	38,700	1,560,771
Wells Fargo & Co.(u)	320,916	15,188,955
Zions Bancorporation(u)	20,512	515,466

		74,637,640

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 0.9%
Anheuser-Busch InBev SA (Belgium)	42,240	$5,585,691
Arca Continental SAB de CV (Mexico)	38,000	272,718
Boston Beer Co., Inc. (The) (Class A Stock)*(u)	750	128,273
Britvic PLC (United Kingdom)	58,225	455,627
Coca-Cola Co. (The)	51,157	2,318,947
Constellation Brands, Inc. (Class A Stock)(u)	2,406	397,952
Dr. Pepper Snapple Group, Inc.	9,900	956,637
Fomento Economico Mexicano SAB de CV (Mexico), ADR	3,632	335,924
Molson Coors Brewing Co. (Class B Stock)(u)	48,636	4,918,558
Monster Beverage Corp.*	7,442	1,196,004
PepsiCo, Inc.(u)	42,299	4,481,157
Pernod Ricard SA (France)	8,920	987,594
SABMiller PLC (United Kingdom)	18,217	1,062,405
Suntory Beverage & Food Ltd. (Japan)	21,400	968,374

		24,065,861

Biotechnology — 1.2%
AbbVie, Inc.	22,368	1,384,803
Alexion Pharmaceuticals, Inc.*(u)	11,858	1,384,541
Amgen, Inc.(u)	19,444	2,958,405
Biogen, Inc.*(u)	6,636	1,604,718
BioMarin Pharmaceutical, Inc.*	5,712	444,394
Celgene Corp.*(u)	35,328	3,484,401
Genmab A/S (Denmark)*	10,011	1,825,478
Gilead Sciences, Inc.(u)	101,361	8,455,534
Intercept Pharmaceuticals, Inc.*(a)	5,874	838,102
Kite Pharma, Inc.*	22,426	1,121,300
Neurocrine Biosciences, Inc.*(u)	6,000	272,700
Regeneron Pharmaceuticals, Inc.*	4,235	1,478,989
Shire PLC	50,085	3,094,433
Spark Therapeutics, Inc.*	10,080	515,390
Vertex Pharmaceuticals, Inc.*(u)	40,052	3,445,273

		32,308,461

Building Products — 0.4%
Allegion PLC(u)	23,238	1,613,414
China Lesso Group Holdings Ltd. (China)	146,000	77,684
Daikin Industries Ltd. (Japan)	39,600	3,328,173
Fortune Brands Home & Security, Inc.	37,178	2,155,209
Lennox International, Inc.(u)	18,084	2,578,779
Masco Corp.	29,893	924,889
Masco Corp.(u)	6,900	213,486

		10,891,634

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	9,712	71,258
Affiliated Managers Group, Inc.*	8,541	1,202,317
Ameriprise Financial, Inc.(u)	529	47,531
Bank of New York Mellon Corp. (The)(u)	2,708	105,206
BlackRock, Inc.(u)	9,119	3,123,531
Charles Schwab Corp. (The)(u)	158,459	4,010,597
Credit Suisse Group AG (Switzerland)*	31,934	340,174
Goldman Sachs Group, Inc. (The)	21,528	3,198,630
Invesco Ltd.	12,379	316,160
Lazard Ltd. (Class A Stock)	22,476	669,335
Morgan Stanley(u)	199,862	5,192,414

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Northern Trust Corp.	11,300	$748,738
T. Rowe Price Group, Inc.	22,700	1,656,419
UBS Group AG (Switzerland)	277,887	3,605,749

		24,288,059

Chemicals — 0.6%
Air Products & Chemicals, Inc.	8,788	1,248,248
Akzo Nobel NV (Netherlands)	27,300	1,695,905
CF Industries Holdings, Inc.	7,389	178,075
Chemours Co. (The)(u)	10,406	85,745
Chr. Hansen Holding A/S (Denmark)	20,518	1,347,526
Dow Chemical Co. (The)(u)	18,621	925,650
E.I. du Pont de Nemours & Co.(u)	15,625	1,012,500
Eastman Chemical Co.(u)	33,075	2,245,793
Hyosung Corp. (South Korea)	2,320	253,933
LyondellBasell Industries NV (Class A Stock)(u)	10,400	773,968
Mosaic Co. (The)(u)	30,258	792,154
Nitto Denko Corp. (Japan)	7,200	456,726
PPG Industries, Inc.	17,859	1,860,015
Sherwin-Williams Co. (The)	4,741	1,392,289
Shin-Etsu Chemical Co. Ltd. (Japan)	22,200	1,300,665

		15,569,192

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	27,602	472,080
RR Donnelley & Sons Co.(u)	15,300	258,876
Stericycle, Inc.*	13,602	1,416,240
Waste Connections, Inc. (Canada)	46,749	3,368,265

		5,515,461

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	74,000	99,746
Arista Networks, Inc.*	17,233	1,109,461
Cisco Systems, Inc.(u)	108,600	3,115,734
Harris Corp.	25,595	2,135,647
Motorola Solutions, Inc.(u)	6,400	422,208
Palo Alto Networks, Inc.*	7,812	958,064

		7,840,860

Construction & Engineering — 0.1%
AECOM*(u)	18,800	597,276
China Railway Construction Corp. Ltd. (China) (Class H Stock)*	159,500	200,937
Fluor Corp.(u)	3,220	158,682
Jacobs Engineering Group, Inc.*(u)	8,300	413,423
Kajima Corp. (Japan)	216,000	1,500,494
Tekfen Holding A/S (Turkey)	124,450	319,400

		3,190,212

Construction Materials — 0.4%
Eagle Materials, Inc.	15,037	1,160,105
Imerys SA (France)	12,225	780,031
LafargeHolcim Ltd. (Switzerland), (XBRN)*	15,015	628,191
LafargeHolcim Ltd. (Switzerland), (XPAR)*	16,005	656,963
Martin Marietta Materials, Inc.(u)	13,884	2,665,728
Vulcan Materials Co.(u)	30,255	3,641,492

		9,532,510

Consumer Finance — 0.2%
Ally Financial, Inc.*	58,700	1,002,009

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance (continued)
Capital One Financial Corp.(u)	47,135	$2,993,544
Discover Financial Services(u)	44,499	2,384,701

		6,380,254

Containers & Packaging — 0.2%
Ball Corp.(a)	20,500	1,481,945
Crown Holdings, Inc.*(u)	34,560	1,751,155
Sealed Air Corp.(u)	3,740	171,928
WestRock Co.(u)	39,252	1,525,725

		4,930,753

Distributors — 0.1%
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	18,030	66,560
Genuine Parts Co	18,575	1,880,719
Jardine Cycle & Carriage Ltd. (Singapore)	8,500	232,525

		2,179,804

Diversified Financial Services — 0.2%
Intercontinental Exchange, Inc.(u)	8,516	2,179,756
Moscow Exchange MICEX-RTS PJSC (Russia)	213,835	376,242
ORIX Corp. (Japan)	130,500	1,688,731
S&P Global, Inc.	17,249	1,850,128
Voya Financial, Inc.(u)	3,305	81,832

		6,176,689

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(u)	148,499	6,416,642
BT Group PLC (United Kingdom)	168,882	928,281
Deutsche Telekom AG (Germany)	262,372	4,474,058
LG Uplus Corp. (South Korea)	26,390	250,644
Nippon Telegraph & Telephone Corp. (Japan)	151,700	7,113,958
Orange SA (France)	249,937	4,064,120
PCCW Ltd. (Hong Kong)	652,000	438,112
Singapore Telecommunications Ltd. (Singapore)	1,447,300	4,470,158
Telecom Italia SpA (Italy)*	1,291,061	1,060,365
Verizon Communications, Inc.(u)	45,941	2,565,346

		31,781,684

Electric Utilities — 1.1%
American Electric Power Co., Inc.	25,400	1,780,286
Duke Energy Corp.	17,200	1,475,588
Edison International(u)	40,071	3,112,314
EDP - Energias do Brasil SA (Brazil)	68,530	290,564
Endesa SA (Spain)	76,426	1,533,532
Enel SpA (Italy)	1,719,767	7,634,850
Entergy Corp.(u)	1,071	87,126
Eversource Energy	23,000	1,377,700
Iberdrola SA (Spain)	470,415	3,208,982
Korea Electric Power Corp. (South Korea)	12,120	636,203
NextEra Energy, Inc.	27,130	3,537,752
NextEra Energy, Inc.(u)	12,221	1,593,618
Xcel Energy, Inc.(u)	83,000	3,716,740

		29,985,255

Electrical Equipment — 0.3%
Acuity Brands, Inc.	11,114	2,755,827
Eaton Corp. PLC(u)	15,488	925,098

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Jiangnan Group Ltd. (China)	462,000	$74,207
Nidec Corp. (Japan)	15,300	1,164,682
Rockwell Automation, Inc.(u)	1,100	126,302
Schneider Electric SE (France)	29,546	1,723,742
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	63,600	87,495

		6,857,353

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	51,500	440,280
Amphenol Corp. (Class A Stock)	30,422	1,744,093
Arrow Electronics, Inc.*	15,684	970,840
Coretronic Corp. (Taiwan)	105,750	97,106
Corning, Inc.	71,560	1,465,549
Elite Material Co. Ltd. (Taiwan)	116,000	272,673
FLEXium Interconnect, Inc. (Taiwan)	94,000	245,378
Innolux Corp. (Taiwan)	586,000	198,001
Keyence Corp. (Japan)	5,700	3,889,272
LG Display Co. Ltd. (South Korea)	22,040	510,304
Partron Co. Ltd. (South Korea)	14,350	132,573
Sunny Optical Technology Group Co. Ltd. (China)	68,000	239,418
SYNNEX Corp.	2,700	256,014
TE Connectivity Ltd. (Switzerland)(u)	33,055	1,887,771
Zhen Ding Technology Holding Ltd. (Taiwan)	86,000	155,624

		12,504,896

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.(u)	3,900	176,007
Ensco PLC (Class A Stock)(u)	37,400	363,154
FMC Technologies, Inc.*(u)	9,800	261,366
Frank’s International NV(u)	7,300	106,653
Halliburton Co.(u)	2,938	133,062
National Oilwell Varco, Inc.(u)	14,500	487,925
Noble Corp. PLC (United Kingdom)(u)	33,200	273,568
Seadrill Ltd. (United Kingdom)*(u)	50,200	162,648
Superior Energy Services, Inc.(u)	10,500	193,305
Technip SA (France)	43,665	2,363,377

		4,521,065

Food & Staples Retailing — 0.4%
BGF retail Co. Ltd. (South Korea)	890	165,713
BIM Birlesik Magazalar A/S (Turkey)	17,790	346,946
Cencosud SA (Chile)	54,020	153,945
Costco Wholesale Corp.(u)	8,716	1,368,760
CVS Health Corp.	12,300	1,177,602
Delhaize Group (Belgium)	2,721	287,432
Distribuidora Internacional de Alimentacion SA (Spain)	105,030	613,052
Eurocash SA (Poland)	11,750	137,682
Kroger Co. (The)(u)	57,431	2,112,886
Magnit PJSC (Russia)	1,450	204,475
Pick’n Pay Stores Ltd. (South Africa)	34,250	166,766
Seven & i Holdings Co. Ltd. (Japan)	16,000	670,850
SPAR Group Ltd. (The) (South Africa)	23,010	315,591
Sprouts Farmers Market, Inc.*	41,440	948,976
Walgreens Boots Alliance, Inc.(u)	12,650	1,053,365
Wal-Mart Stores, Inc.(u)	20,900	1,526,118
X5 Retail Group NV (Russia), GDR, RegS*	8,090	159,805

		11,409,964

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 0.8%
Amplify Snack Brands, Inc.*	27,400	$404,150
Associated British Foods PLC (United Kingdom)	22,899	834,406
General Mills, Inc.(u)	7,300	520,636
Gruma SAB de CV (Mexico) (Class B Stock)	8,910	128,173
Hershey Co. (The)(u)	1,584	179,768
Ingredion, Inc.(u)	7,100	918,811
Marfrig Global Foods SA (Brazil)*	82,080	142,323
Marine Harvest ASA (Norway)*	162,390	2,739,074
Mondelez International, Inc. (Class A Stock)(u)	66,789	3,039,567
Nestle SA (Switzerland)	17,965	1,391,898
NH Foods Ltd. (Japan)	43,000	1,053,242
Pilgrim’s Pride Corp.(u)	18,400	468,832
Post Holdings, Inc.*(u)	16,922	1,399,280
Ros Agro PLC (Russia), GDR, RegS	9,269	136,152
Thai Union Group PCL (Thailand), NVDR	257,900	162,037
Tiger Brands Ltd. (South Africa)	10,880	268,043
TreeHouse Foods, Inc.*	11,800	1,211,270
Tyson Foods, Inc. (Class A Stock)	38,901	2,598,198
Tyson Foods, Inc. (Class A Stock)(u)	16,200	1,081,998
Ulker Biskuvi Sanayi A/S (Turkey)	20,120	147,028
Uni-President Enterprises Corp. (Taiwan)	278,000	549,062
WH Group Ltd. (Hong Kong)	488,000	386,494

		19,760,442

Gas Utilities — 0.4%
Enagas SA (Spain)	70,890	2,165,719
ENN Energy Holdings Ltd. (China)	216,000	1,069,846
Snam SpA (Italy)	1,108,243	6,625,582
UGI Corp.(u)	32,057	1,450,580

		11,311,727

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.*(u)	119,501	2,792,738
C.R. Bard, Inc.(u)	6,200	1,457,992
Essilor International SA (France)	10,217	1,342,817
Hologic, Inc.*(u)	14,800	512,080
Medtronic PLC	19,884	1,725,335
Novadaq Technologies, Inc. (Canada)*	79,243	779,751
Smith & Nephew PLC (United Kingdom)	92,260	1,566,691
St. Shine Optical Co. Ltd. (Taiwan)	6,000	135,589
Stryker Corp.	7,051	844,921
Zimmer Biomet Holdings, Inc.	6,742	811,602

		11,969,516

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*(a)	34,024	1,884,930
Aetna, Inc.(u)	69,921	8,539,452
AmerisourceBergen Corp.(u)	5,400	428,328
Anthem, Inc.(u)	16,187	2,126,001
Cigna Corp.(u)	20,335	2,602,677
Envision Healthcare Holdings, Inc.*	41,524	1,053,464
Fresenius Medical Care AG & Co. KGaA (Germany)	6,770	589,713
HCA Holdings, Inc.*	40,906	3,150,171
Humana, Inc.(u)	23,417	4,212,250
McKesson Corp.(u)	17,775	3,317,703

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)*	69,700	$154,551
Sinopharm Group Co. Ltd. (China) (Class H Stock)	107,200	514,955
Spire Healthcare Group PLC (United Kingdom)	34,384	153,335
UnitedHealth Group, Inc.	85,356	12,052,267

		40,779,797

Health Care Technology
Veeva Systems, Inc. (Class A Stock)*(a)	34,715	1,184,476

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	33,330	1,277,083
Aramark	30,770	1,028,333
Brinker International, Inc.(a)	16,700	760,351
Carnival Corp.(u)	8,879	392,452
Chipotle Mexican Grill, Inc.*(u)	406	163,521
ClubCorp Holdings, Inc.	24,000	312,000
Hilton Worldwide Holdings, Inc.(u)	141,396	3,185,652
InterContinental Hotels Group PLC (United Kingdom)	19,656	724,922
Kangwon Land, Inc. (South Korea)	10,320	374,462
La Quinta Holdings, Inc.*	60,800	693,120
McDonald’s Corp.	8,000	962,720
Norwegian Cruise Line Holdings Ltd.*(u)	34,527	1,375,555
Oriental Land Co. Ltd. (Japan)	19,700	1,275,563
Red Rock Resorts, Inc. (Class A Stock)*	15,800	347,284
Restaurant Brands International, Inc. (Canada)	18,500	769,600
Royal Caribbean Cruises Ltd.(a)(u)	43,699	2,934,387
Sands China Ltd. (Hong Kong)	210,000	710,622
Starbucks Corp.(u)	55,161	3,150,797
Wynn Macau Ltd. (Macau)	493,200	714,688
Yum! Brands, Inc.(u)	12,456	1,032,852

		22,185,964

Household Durables — 0.6%
Arcelik A/S (Turkey)	34,910	229,860
Coway Co. Ltd. (South Korea)	4,045	368,308
D.R. Horton, Inc.(u)	89,954	2,831,752
Electrolux AB (Sweden) (Class B Stock)	51,574	1,406,157
Harman International Industries, Inc.(u)	21,023	1,509,871
Mohawk Industries, Inc.*	18,533	3,516,822
MRV Engenharia e Participacoes SA (Brazil)	101,630	338,208
Newell Brands, Inc.	12,940	628,496
Persimmon PLC (United Kingdom)	14,260	276,527
PulteGroup, Inc.(u)	22,111	430,943
Skyworth Digital Holdings Ltd. (Hong Kong)	282,000	232,690
Steinhoff International Holdings NV (Netherlands)	129,473	742,745
Taylor Wimpey PLC (United Kingdom)	497,963	883,434
Toll Brothers, Inc.*	37,688	1,014,184
Whirlpool Corp.(u)	900	149,976

		14,559,973

Household Products — 0.3%
Energizer Holdings, Inc.(u)	25,080	1,291,369
Kimberly-Clark Corp.(u)	17,011	2,338,672
Procter & Gamble Co. (The)	23,000	1,947,410

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products (continued)
Reckitt Benckiser Group PLC (United Kingdom)	23,321	$2,338,447

		7,915,898

Independent Power & Renewable Electricity Producers
China Power International Development Ltd. (China)	336,000	124,030
Dynegy, Inc.*	250	4,310
Huadian Power International Corp. Ltd. (China) (Class H Stock)	342,000	163,917
Huaneng Power International, Inc. (China) (Class H Stock)	248,000	154,038

		446,295

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	32,017	3,383,557
CK Hutchison Holdings Ltd. (Hong Kong)	219,920	2,419,221
General Electric Co	95,905	3,019,089
Siemens AG (Germany)	9,386	963,207
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	124,320	153,714

		9,938,788

Insurance — 1.9%
Alleghany Corp.*	973	534,741
Allianz SE (Germany)	13,630	1,944,430
Allied World Assurance Co. Holdings AG	24,100	846,874
Allstate Corp. (The)(u)	8,110	567,295
American International Group, Inc.(u)	80,107	4,236,859
Arthur J Gallagher & Co.(u)	36,491	1,736,972
Aviva PLC (United Kingdom)	125,205	659,995
AXA SA (France)	134,758	2,664,529
Chubb Ltd.(u)	75,487	9,866,906
CNO Financial Group, Inc.	44,700	780,462
Hartford Financial Services Group, Inc. (The)(u)	56,558	2,510,044
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	8,320	212,156
Loews Corp.	76,900	3,159,821
Marsh & McLennan Cos., Inc.	64,638	4,425,117
MetLife, Inc.(u)	82,251	3,276,058
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	322,000	507,679
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	234,000	1,036,778
Prudential PLC (United Kingdom)	214,431	3,638,678
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	49,700	1,322,626
Sul America SA (Brazil), UTS	31,890	154,968
Tokio Marine Holdings, Inc. (Japan)	45,200	1,504,757
Travelers Cos., Inc. (The)(u)	18,200	2,166,528
Unum Group	36,200	1,150,798
XL Group PLC (Ireland)	7,654	254,955
Zurich Insurance Group AG (Switzerland)*	6,650	1,645,095

		50,805,121

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*(u)	16,452	11,773,380
Expedia, Inc.(u)	14,250	1,514,775
Netflix, Inc.*	16,660	1,524,057
Priceline Group, Inc. (The)*	1,789	2,233,405

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
Wayfair, Inc. (Class A Stock)*(a)	21,657	$844,623

		17,890,240

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*	4,870	387,311
Alphabet, Inc. (Class A Stock)*	12,006	8,446,581
Alphabet, Inc. (Class C Stock)*(u)	24,802	17,165,464
Baidu, Inc. (China), ADR*	7,600	1,255,140
CoStar Group, Inc.*	6,051	1,323,112
eBay, Inc.*(u)	9,600	224,736
Facebook, Inc. (Class A Stock)*(u)	105,078	12,008,313
GoDaddy, Inc. (Class A Stock)*	45,725	1,426,163
NetEase, Inc. (China), ADR	3,710	716,846
Tencent Holdings Ltd. (China)	49,400	1,133,220
VeriSign, Inc.*(u)	8,600	743,556

		44,830,442

IT Services — 1.1%
Accenture PLC (Class A Stock)(u)	26,097	2,956,529
Alliance Data Systems Corp.*(u)	308	60,343
Atos SE (France)	7,790	642,280
Capgemini SA (France)	40,112	3,461,393
Computer Sciences Corp.(u)	16,300	809,295
Fidelity National Information Services, Inc.(u)	45,598	3,359,661
First Data Corp. (Class A Stock)*(u)	13,481	149,235
HCL Technologies Ltd. (India)	45,825	497,411
Leidos Holdings, Inc.(a)(u)	12,600	603,162
MasterCard, Inc. (Class A Stock)(u)	46,046	4,054,811
PayPal Holdings, Inc.*	84,958	3,101,817
QIWI PLC (Russia), ADR	6,710	87,901
TravelSky Technology Ltd. (China) (Class H Stock)	105,000	202,988
Vantiv, Inc. (Class A Stock)*(u)	47,554	2,691,557
Visa, Inc. (Class A Stock)(a)(u)	80,633	5,980,550
WEX, Inc.*(u)	3,379	299,616

		28,958,549

Life Sciences Tools & Services — 0.1%
Illumina, Inc.*(u)	21,639	3,037,683

Machinery — 0.8%
Allison Transmission Holdings, Inc.(u)	10,000	282,300
Cummins, Inc.(u)	1,874	210,713
DMG Mori Co. Ltd. (Japan)	107,200	1,034,288
Dover Corp.	22,000	1,525,040
FANUC Corp. (Japan)	7,500	1,220,049
Illinois Tool Works, Inc.(u)	22,850	2,380,056
Komatsu Ltd. (Japan)	60,800	1,056,198
Kubota Corp. (Japan)	118,000	1,595,989
Makita Corp. (Japan)	26,400	1,752,883
Middleby Corp. (The)*	7,860	905,865
PACCAR, Inc.(u)	24,096	1,249,860
Parker-Hannifin Corp.(u)	4,300	464,615
Pentair PLC (United Kingdom)(u)	2,471	144,035
Shin Zu Shing Co. Ltd. (Taiwan)	44,000	145,136
SMC Corp. (Japan)	6,974	1,715,786
Snap-on, Inc.(u)	1,866	294,492
Stanley Black & Decker, Inc.(u)	33,895	3,769,802

		19,747,107

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 1.8%
CBS Corp. (Class B Stock)(u)	113,348	$6,170,665
Charter Communications, Inc. (Class A Stock)*(u)	16,391	3,747,714
Clear Channel Outdoor Holdings, Inc . (Class A Stock)	58,500	363,870
Comcast Corp. (Class A Stock)(u)	46,188	3,010,996
Dentsu, Inc. (Japan)	31,200	1,462,526
DISH Network Corp. (Class A Stock)*(u)	76,814	4,025,054
Entercom Communications Corp. (Class A Stock)	41,246	559,708
Media General, Inc.*	42,400	728,856
Naspers Ltd. (South Africa) (Class N Stock)	8,865	1,353,642
Nexstar Broadcasting Group, Inc. (Class A Stock)	7,300	347,334
RELX PLC (United Kingdom)	64,628	1,190,093
RTL Group SA (Luxembourg)	2,306	188,329
Sirius XM Holdings, Inc.*(u)	82,754	326,878
TEGNA, Inc.	13,500	312,795
Time Warner, Inc.(u)	137,725	10,128,296
Twenty-First Century Fox, Inc. (Class A Stock)	173,018	4,680,137
Twenty-First Century Fox, Inc. (Class B Stock)(u)	64,991	1,771,004
Walt Disney Co. (The)	22,046	2,156,540
Wolters Kluwer NV (Netherlands)	36,682	1,485,306
WPP PLC (United Kingdom)	90,545	1,887,095

		45,896,838

Metals & Mining — 0.3%
Alrosa PJSC (Russia)	132,890	144,038
BHP Billiton Ltd. (Australia)	88,222	1,229,485
Glencore PLC (Switzerland)*	366,325	755,044
Magnitogorsk Iron & Steel OJSC (Russia)	248,570	93,420
Nippon Steel & Sumitomo Metal Corp. (Japan)	68,600	1,328,071
Norsk Hydro ASA (Norway)	391,331	1,432,597
Nucor Corp.(u)	3,200	158,112
Rio Tinto Ltd. (United Kingdom)	20,266	701,014
Rio Tinto PLC (United Kingdom)	73,734	2,290,672
Severstal PJSC (Russia), GDR, RegS	6,700	73,495
South32 Ltd. (Australia)*	88,222	103,466
Steel Dynamics, Inc.(u)	15,400	377,300
United States Steel Corp.	22,406	377,765

		9,064,479

Multiline Retail — 0.2%
Dollar General Corp.(u)	27,290	2,565,260
Kohl’s Corp.	44,300	1,679,856
Target Corp.(u)	12,700	886,714

		5,131,830

Multi-Utilities — 0.2%
Centrica PLC (United Kingdom)	411,669	1,244,890
CMS Energy Corp.(u)	19,303	885,236
NiSource, Inc.(u)	2,567	68,077
Public Service Enterprise Group, Inc.(u)	10,189	474,909
SCANA Corp.(u)	1,700	128,622
Sempra Energy(u)	16,900	1,926,938

		4,728,672

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 2.0%
Apache Corp.(u)	5,400	$300,618
Bharat Petroleum Corp. Ltd. (India)	31,635	503,370
Cabot Oil & Gas Corp.(u)	39,387	1,013,821
CNOOC Ltd. (China)	1,037,000	1,294,404
Concho Resources, Inc.*(u)	22,049	2,629,785
ConocoPhillips	19,100	832,760
Denbury Resources, Inc.(u)	50,100	179,859
Devon Energy Corp.(u)	11,900	431,375
Diamondback Energy, Inc.*(u)	27,309	2,490,854
EOG Resources, Inc.(u)	58,185	4,853,793
EQT Corp.	31,279	2,421,933
Exxon Mobil Corp.(u)	49,300	4,621,382
Gazprom PJSC (Russia), ADR	191,510	829,238
Hindustan Petroleum Corp. Ltd. (India)	36,040	533,053
HollyFrontier Corp.	33,400	793,918
Inpex Corp. (Japan)	153,200	1,198,116
Kinder Morgan, Inc.	73,500	1,375,920
Lukoil PJSC (Russia), ADR	18,660	773,457
Marathon Oil Corp.(u)	22,600	339,226
Marathon Petroleum Corp.	43,723	1,659,725
MOL Hungarian Oil & Gas PLC (Hungary)	4,370	252,984
Occidental Petroleum Corp.(u)	97,415	7,360,677
Oil Search Ltd. (Australia)	144,981	732,092
PBF Energy, Inc. (Class A Stock)(u)	34,400	818,032
Phillips 66	13,900	1,102,826
Pioneer Natural Resources Co.(u)	23,771	3,594,413
Polski Koncern Naftowy ORLEN SA (Poland)*	31,690	556,650
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	126,380	3,466,672
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	86,199	2,367,482
S-Oil Corp. (South Korea)	5,280	349,901
Star Petroleum Refining PCL (Thailand), NVDR	507,700	138,537
Tatneft PJSC (Russia), ADR	13,150	398,041
Thai Oil PCL (Thailand), NVDR	124,900	214,111
TransCanada Corp. (Canada)(u)	7,859	355,384
Tullow Oil PLC (United Kingdom)*	50,950	179,695
Valero Energy Corp.(u)	16,863	860,013

		51,824,117

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	59,700	776,697
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	272,000	203,204
UPM-Kymmene OYJ (Finland)	50,718	931,733

		1,911,634

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	1,160	437,308
Chlitina Holding Ltd. (China)	30,148	157,491
Edgewell Personal Care Co.(u)	4,630	390,818
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	2,535	230,736
Grape King Bio Ltd. (Taiwan)	41,000	268,280
Herbalife Ltd.*(u)	6,400	374,592
Unilever NV (United Kingdom), CVA	39,149	1,820,813
Unilever PLC (United Kingdom)	41,352	1,981,397

		5,661,435

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 3.0%
Allergan PLC*(u)	16,604	$3,837,019
Astellas Pharma, Inc. (Japan)	120,000	1,881,881
AstraZeneca PLC (United Kingdom)	35,665	2,132,190
Bayer AG (Germany)	25,129	2,523,840
Bristol-Myers Squibb Co.(u)	94,147	6,924,511
CSPC Pharmaceutical Group Ltd. (China)	170,000	151,889
Eli Lilly & Co.(u)	42,619	3,356,246
GlaxoSmithKline PLC (United Kingdom)	387,442	8,320,362
Jazz Pharmaceuticals PLC*(u)	800	113,048
Johnson & Johnson	54,491	6,609,758
Jubilant Life Sciences Ltd. (India)	24,627	114,975
Merck & Co., Inc.(u)	65,951	3,799,437
Merck KGaA (Germany)	22,157	2,252,114
Novartis AG (Switzerland)	35,400	2,921,865
Novo Nordisk A/S (Denmark) (Class B Stock)	63,930	3,442,816
Pfizer, Inc.(u)	493,074	17,361,135
Revance Therapeutics, Inc.*	26,626	362,114
Roche Holding AG (Switzerland)	26,118	6,892,013
Sanofi (France)	56,226	4,671,429
Sino Biopharmaceutical Ltd. (Hong Kong)	432,000	283,532
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,625	1,136,454
TherapeuticsMD, Inc.*(a)	58,675	498,737

		79,587,365

Professional Services
Equifax, Inc.	10,518	1,350,511

Real Estate Investment Trusts (REITs) — 3.8%
American Campus Communities, Inc.	34,100	1,802,867
American Homes 4 Rent (Class A Stock)	64,681	1,324,667
Apartment Investment & Management Co. (Class A Stock)	49,491	2,185,522
AvalonBay Communities, Inc.(u)	30,416	5,486,742
Boston Properties, Inc.	11,790	1,555,101
Brandywine Realty Trust	48,700	818,160
Brixmor Property Group, Inc.	38,800	1,026,648
Camden Property Trust	23,110	2,043,386
Digital Realty Trust, Inc.	11,100	1,209,789
Duke Realty Corp.	89,300	2,380,738
EastGroup Properties, Inc.	11,300	778,796
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	267,910	266,829
Equinix, Inc.(u)	12,879	4,993,575
Equity Commonwealth*(u)	3,100	90,303
Equity LifeStyle Properties, Inc.	1,700	136,085
Equity One, Inc.	51,700	1,663,706
Equity Residential	7,550	520,044
Essex Property Trust, Inc.	5,000	1,140,450
Extra Space Storage, Inc.	23,000	2,128,420
Goodman Group (Australia)	278,372	1,493,053
HCP, Inc.	98,873	3,498,127
Highwoods Properties, Inc.	20,900	1,103,520
Host Hotels & Resorts, Inc.	52,900	857,509
Hudson Pacific Properties, Inc.	22,700	662,386
Kilroy Realty Corp.	19,050	1,262,825
Kimco Realty Corp.(u)	174,869	5,487,390
Klepierre (France)	38,763	1,710,435
LaSalle Hotel Properties	53,450	1,260,351
Liberty Property Trust	35,300	1,402,116

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	28,350	$2,420,807
Mid-America Apartment Communities, Inc.	20,450	2,175,880
National Health Investors, Inc.	24,870	1,867,488
Omega Healthcare Investors, Inc.(a)	60,920	2,068,234
Outfront Media, Inc.	32,600	787,942
ProLogis, Inc.	60,364	2,960,251
Public Storage	13,400	3,424,906
Rayonier, Inc.	47,566	1,248,132
Realty Income Corp.(a)	50,300	3,488,808
Regency Centers Corp.	32,350	2,708,665
Simon Property Group, Inc.(u)	41,148	8,925,001
SL Green Realty Corp.(u)	32,050	3,412,363
Spirit Realty Capital, Inc.	201,400	2,571,878
STORE Capital Corp.(u)	75,826	2,233,076
Sunstone Hotel Investors, Inc.	83,400	1,006,638
Ventas, Inc.	23,700	1,725,834
Vornado Realty Trust(a)	12,890	1,290,547
Welltower, Inc.	24,950	1,900,441
Westfield Corp. (Australia)	159,175	1,278,604
Weyerhaeuser Co	23,000	684,710

		98,469,745

Real Estate Management & Development — 0.5%
Aldar Properties PJSC (United Arab Emirates)	198,230	146,156
CBRE Group, Inc. (Class A Stock)*	62,026	1,642,448
Cheung Kong Property Holdings Ltd. (Hong Kong)	176,500	1,112,065
China Overseas Land & Investment Ltd. (China)	762,000	2,429,143
China Vanke Co. Ltd. (China) (Class H Stock)	202,100	399,109
Daiwa House Industry Co. Ltd. (Japan)	59,000	1,732,653
Deutsche Wohnen AG (Germany)	25,918	882,462
Emaar Properties PJSC (United Arab Emirates)	89,800	152,741
Hang Lung Properties Ltd. (Hong Kong)	332,000	670,740
Mitsui Fudosan Co. Ltd. (Japan)	125,000	2,868,848

		12,036,365

Road & Rail — 0.3%
Canadian National Railway Co. (Canada)(u)	1,743	102,942
Canadian Pacific Railway Ltd. (Canada)(u)	13,273	1,709,429
East Japan Railway Co. (Japan)	11,800	1,093,545
Old Dominion Freight Line, Inc.*	15,259	920,270
Union Pacific Corp.(u)	43,548	3,799,563
West Japan Railway Co. (Japan)	12,400	785,829

		8,411,578

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	381,000	433,462
Analog Devices, Inc.	8,700	492,768
ARM Holdings PLC (United Kingdom)	103,898	1,578,190
ASML Holding NV (Netherlands)	33,571	3,304,684
Broadcom Ltd. (Singapore)(u)	60,231	9,359,898
Infineon Technologies AG (Germany)	92,411	1,337,785
King Yuan Electronics Co. Ltd. (Taiwan)*	110,000	97,971
KLA-Tencor Corp.	11,800	864,350
Lam Research Corp.(u)	73,256	6,157,900

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group Ltd. (Bermuda)(u)	32,200	$306,866
Maxim Integrated Products, Inc.(u)	28,800	1,027,872
NXP Semiconductors NV (Netherlands)*(u) .	60,371	4,729,464
QUALCOMM, Inc.(u)	48,900	2,619,573
Silicon Motion Technology Corp. (Taiwan), ADR	9,000	430,200
SK Hynix, Inc. (South Korea)	22,095	628,757
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	139,715	3,664,725
Texas Instruments, Inc.(u)	86,458	5,416,594
Tokyo Electron Ltd. (Japan)	21,100	1,783,133
Trina Solar Ltd. (China), ADR*	21,120	163,469
Win Semiconductors Corp. (Taiwan)	104,213	213,288
Xinyi Solar Holdings Ltd. (China)	358,000	142,215

		44,753,164

Software — 1.5%
Activision Blizzard, Inc.(u)	8,900	352,707
Adobe Systems, Inc.*(u)	45,318	4,341,011
Citrix Systems, Inc.*(u)	1,120	89,701
Electronic Arts, Inc.*	35,619	2,698,495
Guidewire Software, Inc.*	17,136	1,058,319
Microsoft Corp.(u)	307,853	15,752,838
Mobileye NV*(a)(u)	24,843	1,146,256
NCSoft Corp. (South Korea)	1,749	360,143
Oracle Corp.(u)	95,940	3,926,824
Rovi Corp.*(u)	28,101	439,500
salesforce.com, Inc.*	13,421	1,065,762
SAP SE (Germany)	49,900	3,747,763
ServiceNow, Inc.*	18,384	1,220,698
Splunk, Inc.*	17,316	938,181
Take-Two Interactive Software, Inc.*(u)	4,800	182,016
Workday, Inc. (Class A Stock)*(u)	17,035	1,272,003

		38,592,217

Specialty Retail — 1.0%
AutoZone, Inc.*	1,480	1,174,883
Bed Bath & Beyond, Inc.	24,800	1,071,856
Best Buy Co., Inc.(u)	67,896	2,077,618
Dixons Carphone PLC (United Kingdom)	208,640	895,502
Gap, Inc. (The)(a)	37,900	804,238
Home Depot, Inc. (The)(u)	44,510	5,683,482
Kingfisher PLC (United Kingdom)	283,272	1,216,683
Lowe’s Cos., Inc.(u)	100,787	7,979,307
Nebraska Book Holdings, Inc.*	1,680	546
O’Reilly Automotive, Inc.*(u)	1,536	416,410
Tiffany & Co.	20,800	1,261,312
TJX Cos., Inc. (The)	16,417	1,267,885
Truworths International Ltd. (South Africa)	50,651	294,760
Ulta Salon Cosmetics & Fragrance, Inc.*	5,781	1,408,483

		25,552,965

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.(u)	112,903	10,793,527
Casetek Holdings Ltd. (Taiwan)	27,000	95,199
Catcher Technology Co. Ltd. (Taiwan)	57,000	425,002
Chicony Electronics Co. Ltd. (Taiwan)	15,044	34,046
Hewlett Packard Enterprise Co.(u)	84,200	1,538,334
HP, Inc.(u)	119,015	1,493,639

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
NCR Corp.*(u)	11,400	$316,578
Pegatron Corp. (Taiwan)	193,000	409,918
Samsung Electronics Co. Ltd. (South Korea)	1,742	2,169,402
Samsung Electronics Co. Ltd. (South Korea), GDR	4,760	2,904,867
Western Digital Corp.(u)	4,044	191,119

		20,371,631

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	11,031	1,583,499
ANTA Sports Products Ltd. (China)	96,000	193,454
Belle International Holdings Ltd. (China)	556,000	327,242
Burberry Group PLC (United Kingdom)	81,425	1,266,607
Cie Financiere Richemont SA (Switzerland)	15,720	920,166
Coach, Inc.(u)	12,800	521,472
Columbia Sportswear Co.	12,400	713,496
Hanesbrands, Inc.	26,000	653,380
Hermes International (France)	470	175,207
Kering (France)	4,518	727,320
LVMH Moet Hennessy Louis Vuitton SE (France)	7,977	1,202,416
Pou Chen Corp. (Taiwan)	210,000	282,662
PVH Corp.(u)	5,700	537,111
Shenzhou International Group Holdings Ltd. (China)	27,000	130,563
Taiwan Paiho Ltd. (Taiwan)	14,000	37,713

		9,272,308

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	38,240	712,432

Tobacco — 1.0%
Altria Group, Inc.(u)	3,300	227,568
British American Tobacco PLC (United Kingdom)	156,286	10,131,922
Gudang Garam Tbk PT (Indonesia)	26,400	138,130
Imperial Brands PLC (United Kingdom)	126,102	6,838,896
Japan Tobacco, Inc. (Japan)	117,600	4,739,539
KT&G Corp. (South Korea)	6,915	818,978
Philip Morris International, Inc.(u)	13,958	1,419,808
Reynolds American, Inc.(u)	24,500	1,321,285

		25,636,126

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	61,853	2,153,721
Travis Perkins PLC (United Kingdom)	15,642	308,617
W.W. Grainger, Inc.(a)	4,500	1,022,625
WESCO International, Inc.*(u)	3,800	195,662
Wolseley PLC (Switzerland)	28,522	1,476,980

		5,157,605

Transportation Infrastructure
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	192,000	175,691
Shenzhen International Holdings Ltd. (China)	117,750	171,223
TAV Havalimanlari Holding A/S (Turkey)	33,730	144,857

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	228,000	$215,695

		707,466

Water Utilities — 0.1%
American Water Works Co., Inc.(u)	2,551	215,585
Pennon Group PLC (United Kingdom)	99,384	1,256,945

		1,472,530

Wireless Telecommunication Services — 0.7%
China Mobile Ltd. (China)	132,000	1,525,156
KDDI Corp. (Japan)	144,100	4,382,043
NII Holdings, Inc.*	8,909	28,331
NTT DOCOMO, Inc. (Japan)	117,300	3,163,411
T-Mobile US, Inc.*(u)	84,750	3,667,132
Turkcell Iletisim Hizmetleri A/S (Turkey)*	40,780	149,928
Vodafone Group PLC (United Kingdom)	1,664,802	5,075,772

		17,991,773

TOTAL COMMON STOCKS (cost $1,150,409,908)		1,207,399,607

PREFERRED STOCKS — 0.2%
Chemicals
Braskem SA (Brazil) (PRFC A)	22,320	132,018

Diversified Financial Services
GMAC Capital Trust I, Series 2, 6.411%	3,000	74,460

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	17,680	257,244

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany) (PRFC) .	27,247	3,329,886

Insurance
XLIT Ltd. (Ireland), Series D, 3.800%	350	272,453

Oil, Gas & Consumable Fuels
Surgutneftegas OJSC (Russia) (PRFC)	694,090	416,813

TOTAL PREFERRED STOCKS (cost $3,367,809)		4,482,874

	Units
WARRANTS*
Oil, Gas & Consumable Fuels
Gener8 Maritime, Inc., expiring 05/17/17	230	6

Specialty Retail
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^	1,980	—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^	4,243	—

		—

TOTAL WARRANTS (cost $1)		6

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 0.4%
Non-Residential Mortgage-Backed Securities
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	194	$192,253
Series 2013-C, Class A, 144A
1.640%	04/16/18	138	137,941
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	93	92,710
Series 2012-D, Class A, 144A
1.480%	03/16/20	87	86,118
Flagship Credit Auto Trust,
Series 2013-2, Class A, 144A
1.940%	01/15/19	171	170,935
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	131	131,490
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	29	29,178
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
0.593%(c)	09/25/36	194	128,241
Series 2006-NC3, Class A2B
0.603%(c)	09/25/36	329	153,999
Series 2007-NC2, Class A2B
0.593%(c)	01/25/37	75	42,714

			1,165,579

Residential Mortgage-Backed Securities — 0.4%
ABFC Trust,
Series 2006-OPT2, Class A2
0.593%(c)	10/25/36	336	275,734
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	144	140,085
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
0.543%(c)	07/25/36	355	123,482
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
0.553%(c)	10/25/36	154	64,870
Series 2006-M3, Class A2C
0.613%(c)	10/25/36	252	107,440
Series 2006-M3, Class A2D
0.693%(c)	10/25/36	93	40,496
Argent Securities Trust,
Series 2006-M2, Class A2D
0.693%(c)	09/25/36	192	72,287
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W4, Class A2D
0.833%(c)	02/25/36	92	62,963
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.353%(c)	12/25/33	166	154,353
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
0.573%(c)	10/25/36	199	113,745

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	81	$80,983
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	54	54,575
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.693%(c)	05/25/36	59	43,007
Series 2006-CB8, Class A1
0.593%(c)	10/25/36	220	167,284
CSAB Mortgage-Backed Trust,
Series 2006-2, Class A2
0.623%(c)	09/25/36	124	53,364
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	106	106,201
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.723%(c)	07/25/36	73	41,705
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1
1.728%(c)	07/25/34	178	164,946
Series 2006-FF13, Class A2D
0.693%(c)	10/25/36	227	152,602
Series 2006-FF16, Class 2A3
0.593%(c)	12/25/36	196	115,341
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.613%(c)	08/25/36	329	130,091
Series 2006-B, Class 2A4
0.693%(c)	08/25/36	144	58,247
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	185	184,639
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.553%(c)	03/25/47	103	49,050
GSAMP Trust,
Series 2006-FM1, Class A1
0.613%(c)	04/25/36	258	180,324
Series 2006-FM2, Class A2C
0.603%(c)	09/25/36	65	29,737
Series 2006-FM2, Class A2D
0.693%(c)	09/25/36	106	50,073
Series 2006-HE3, Class A2C
0.613%(c)	05/25/46	299	268,343
Series 2007-HE1, Class A2C
0.603%(c)	03/25/47	400	338,116
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.583%(c)	08/25/36	217	172,786
Series 2006-D, Class 1A
0.593%(c)	11/25/36	260	205,307
Series 2006-D, Class 2A3
0.613%(c)	11/25/36	150	98,763
Series 2006-E, Class 2A3
0.623%(c)	04/25/37	238	144,938
Series 2007-B, Class 2A3

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
0.653%(c)	07/25/37	279		$166,800
MASTR Asset Backed Securities Trust,
Series 2006-NC3, Class A1
0.583%(c)	10/25/36	188		108,389
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2
0.563%(c)	11/25/36	101		45,163
Series 2006-HE4, Class A3
0.603%(c)	11/25/36	129		58,146
Series 2006-WMC2, Class A4
0.603%(c)	04/25/36	286		115,474
Merrill Lynch Mortgage Investors Trust,
Series 2007-HE3, Class A1
0.523%(c)	04/25/47	101		55,406
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	661		706,757
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.628%(c)	06/25/37	186		157,942
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	—	(r)	579
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
0.613%(c)	08/25/36	212		175,193
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 1A1
0.643%(c)	04/25/37	199		164,560
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
0.603%(c)	09/25/36	211		110,164
Series 2006-4, Class A2D
0.703%(c)	09/25/36	84		44,398
Series 2007-1, Class A1A
0.583%(c)	03/25/37	338		215,539
Series 2007-1, Class A2C
0.633%(c)	03/25/37	482		244,776
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MCW1, Class M1
1.391%(c)	10/25/34	12		12,326
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.863%(c)	11/25/35	304		301,230
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.057%	06/25/34	275		276,297
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.633%(c)	02/25/36	145		80,805
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A4
0.733%(c)	06/25/37	230		146,598
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
1.173%(c)	09/25/35	80		71,173
Series 2006-4, Class A1
0.626%(c)	07/25/36	288		162,675
Series 2006-BNC2, Class A5

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
0.613%(c)	05/25/36	62		$52,366
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	110		109,268
WaMu Asset-Backed Certificates Trust,
Series 2007-HE4, Class 1A
0.623%(c)	07/25/47	381		235,922
Washingtonn Mutual Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.813%(c)	04/25/37	333		149,523
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,798		1,777,088

				9,790,434

TOTAL ASSET-BACKED SECURITIES (cost $11,306,766)				10,956,013

BANK LOANS(c) — 0.3%
Auto Components
Autoparts Holdings Ltd.,
Term Loan
7.000%	07/29/17	39		36,614

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	355		354,547

Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.000%	08/15/20	69		68,987
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95		94,247

				163,234

Commercial Services & Supplies
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	168		138,892
Intelligrated, Inc.,
Term Loan (First Lien)
4.500%	07/30/18	139		138,223
6.000%	07/30/18	—	(r)	359

				277,474

Distribution/Wholesale
Univar, Inc.,
Term Loan
4.250%	07/01/22	39		38,194

Diversified Financial Services
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	64		63,459

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.934%	10/10/17	160		50,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Electric (continued)
2017 Term Loan (Extending)
4.934%	10/10/17	428	$142,109

			192,109

Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	19,636

Energy Equipment & Services
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	32	29,392
Veresen Midstream LP,
Tranche Term Loan B-1
5.250%	03/31/22	25	23,823

			53,215

Food & Staples Retailing
Albertson’s LLC,
2016-1 Term Loan B-5
4.750%	12/21/22	172	171,386

Food Products
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	92	91,520

Foods — 0.1%
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.250%	04/29/20	630	628,819
Tranche Term Loan I
3.750%	01/13/23	35	34,931
SUPERVALU, Inc.,
New Term Loan
5.500%	03/21/19	198	197,081

			860,831

Health Care Equipment & Supplies
CHG Healthcare Services, Inc.,
Term Loan (First Lien)
4.750%	05/19/23	280	278,950

Health Care Providers & Services
InVentiv Health, Inc.,
Term Loan B-4
7.750%	05/15/18	225	224,859
Multiplan, Inc.,
Initial Term Loan
5.000%	05/16/23	76	76,648
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.250%	01/31/21	69	68,403
Ortho-Clinical Diagnostics Holdings Luxembourg Sarl,
Initial Term Loan
4.750%	06/30/21	99	92,901

			462,811

Healthcare-Services
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.000%	01/27/21	32	31,126

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Hotels, Restaurants & Leisure (continued)
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	75	$71,623

Household Products/Wares — 0.1%
Sun Products Corp. (The),
Tranche Term Loan B^
5.500%	03/18/20	327	327,340
Zep, Inc.,
Term Loan
5.500%	06/27/22	212	212,197

			539,537

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	92	91,382

Insurance
Alliant Holdings I LLC,
Initial Term Loan
4.500%	08/01/22	134	131,701
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	152	150,090

			281,791

Internet Software & Services
GO Daddy Operating Co. LLC,
Initial Term Loan
4.250%	05/01/21	76	75,596

Media — 0.1%
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	80	80,060
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	92	91,655
iHeartCommunications, Inc.,
Tranche Term Loan D
7.210%	01/30/19	239	174,238
Tranche Term Loan E
7.960%	07/30/19	250	182,651
Univision Communications, Inc.,
Replacement Term Loan (First-Lien)
4.000%	03/01/20	533	528,730
Vertis, Inc.,
Term Loan^
11.500%	12/23/16	354	—

			1,057,334

Multiline Retail
Sears Roebuck Acceptance Corp.,
Term Loan 2015
5.500%	06/30/18	127	120,658

Oil & Gas
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	27	23,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil & Gas (continued)
Shelf Drilling,
Term Loan^
10.000%	10/01/18	50	$23,750

			47,729

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B^
9.250%	11/13/18	27	26,538
CITGO Holding, Inc.,
Term Loan
9.500%	05/12/18	368	369,993
EXCO Resources, Inc.,
Term Loan
12.500%	10/19/20	70	41,594
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	41,625
NFR Energy,
Term Loan (Second Lien)
8.750%	12/31/18	117	3,938

			483,688

Packaging & Containers
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	12/01/18	85	84,911

Pharmaceuticals
Valeant Pharmaceuticals International,
Tranche Term Loan B (Series F-1)
5.000%	03/16/22	167	161,813

Retail
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	29,975
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,578

			171,553

Semiconductors & Semiconductor Equipment
Axalta Coating Systems Dutch Holding BBV,
Refinanced Term Loan B
3.750%	02/01/20	87	86,884

Software
Emdeon Business Services LLC,
Term Loan B-2
3.750%	11/02/18	294	294,024
First Data Corp.,
2018 Second New Term Loan B
3.943%	09/24/18	82	82,088
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/30/19	59	43,530

			419,642

Specialty Retail
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22	85	84,433

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Technology Hardware, Storage & Peripherals
Dell International LLC,
Term Loan B-2
4.000%	04/29/20	34	$33,861

Telecommunications
Avaya, Inc.,
Term Loan B-7
6.250%	05/29/20	314	240,113
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	63	62,738

			302,851

Transportation Infrastructure
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan^
6.000%	06/07/20	32	19,493

TOTAL BANK LOANS (cost $8,505,897)			7,229,885

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	12	11,603
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	629	626,081
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.942%(c)	09/15/26	160	156,993
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	149	149,097
Series 2006-5, Class A4
5.414%	09/10/47	572	574,033
Series 2006-5, Class AM
5.448%	09/10/47	490	492,581
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	114	113,485
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	2,074,426
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16, Class AM
5.910%(c)	06/11/40	905	935,363
COBALT Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	424	425,119
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
6.060%(c)	07/10/38	910	908,786
Series 2015-CR23, Class CMD, 144A
3.807%(c)	05/10/48	230	206,790
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,347,079
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,573,112

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	$1,538,728
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,513,042
Series 2013-M13, Class A2
2.540%(c)	04/25/23	1,837	1,931,670
Series 2014-M3, Class A2
3.476%(c)	01/25/24	2,290	2,523,018
Series 2014-M9, Class A2
3.103%(c)	07/25/24	2,800	3,009,234
Series 2015-M2, Class A3
3.160%(c)	12/25/24	3,875	4,149,208
Series 2015-M4, Class AV2
2.509%(c)	07/25/22	2,550	2,652,110
Series 2015-M5, Class A1
2.965%(c)	03/25/25	3,964	4,208,008
Series 2015-M10, Class A2
3.095%(c)	04/25/27	1,579	1,714,526
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	4,220,236
Series K708, Class X1, IO
1.595%(c)	01/25/19	15,911	514,399
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,162,199
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.548%(c)	08/10/44	1,755	1,739,575
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,110,214
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB16, Class A4
5.552%	05/12/45	159	158,667
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	168	167,734
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,476,885
Series 2007-C7, Class A3
5.866%(c)	09/15/45	736	769,952
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,319,416
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,255	1,267,014
Series 2007-HQ11, Class X, IO, 144A
0.206%(c)	02/12/44	39,179	37,099
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	392	386,786
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.715%(c)	05/10/45	1,560	1,568,014
Series 2012-C1, Class XA, IO, 144A
2.157%(c)	05/10/45	4,482	415,342

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	647	$701,726
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(c)	06/25/45	125	127,445
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	1,049	1,101,196
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A^
1.750%	08/20/21	23	22,778
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.318%(c)	03/15/45	1,125	1,025,787

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $52,921,633)			54,126,556

CONVERTIBLE BOND
Telecommunications
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
(cost $80,789)
8.250%	12/01/40	77	77,963

CORPORATE BONDS — 18.7%
Advertising
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	25	25,750

Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21	44	46,420
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	200	210,397
6.375%	06/01/19	70	78,688
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	540	763,676
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45	445	504,735
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	260	254,800
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	365	389,132
3.550%	01/15/26	220	238,975
3.800%	03/01/45	295	301,668
4.700%	05/15/46	432	509,229
6.150%	09/01/36	100	132,760
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	429	446,604

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	41	$42,795
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	10	10,052
6.500%	05/15/25	270	270,675
Gtd. Notes, 144A
6.375%	06/15/26	39	38,903
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	92	86,480
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	64	68,220
4.150%	05/15/45	400	439,350
4.500%	06/01/42	171	195,848

			5,029,407

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20	740	769,264
2.850%	08/09/22	628	657,785
4.000%	01/31/24	420	469,871
4.250%	08/09/42	340	371,218
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22	310	328,406
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	230	268,933
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	264,327
6.000%	11/27/17	190	202,677
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	07/21/25	310	335,584
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24	405	433,821
4.125%	03/04/43	620	665,015
4.250%	11/10/44	205	225,165
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	230	257,586
5.850%	08/15/45	495	632,477

			5,882,129

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	109	112,491
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	468	475,173

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	67	$68,507
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	41	43,860
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	293	309,405
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	680	739,160
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	284	293,924
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	147	164,359
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	74	77,834
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	471	547,622
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	67	70,478
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	34	36,238
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	50	52,778
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	502	565,592
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	62	67,005
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	555	568,875
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	115	117,013
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	501	528,699
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	9	9,305

			4,848,318

Auto Manufacturers — 0.6%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	03/02/20	1,455	1,482,051
2.375%	08/01/18	227	232,040
2.450%	05/18/20	221	227,419

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
2.625%	09/15/16		195	$195,642
2.950%	01/11/17		400	403,932
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	200	198,750
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17		200	203,047
3.200%	01/15/21		675	695,307
3.336%	03/18/21		500	518,563
3.664%	09/08/24		1,150	1,190,963
4.134%	08/04/25		880	943,493
4.250%	02/03/17		1,195	1,214,096
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		395	420,494
5.200%	04/01/45		385	381,430
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19		980	1,001,128
3.200%	07/06/21		995	996,583
3.250%	05/15/18		205	209,249
3.700%	05/09/23		560	562,909
4.000%	01/15/25		330	333,897
4.200%	03/01/21		370	387,076
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		60	62,400
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18		364	367,020
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	99,602
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16		1,660	1,664,025
2.125%	07/18/19		285	292,622

				14,283,738

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		200	207,500
6.625%	10/15/22		10	10,700
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		10	10,255
5.500%	12/15/24		180	171,000
6.000%	09/15/23		478	485,170
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		50	50,937
8.750%	08/15/20		105	124,163
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	177,941
5.000%	03/30/20		150	164,129

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		23	$22,597
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24		14	14,525
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25		150	151,968

				1,590,885

Banks — 4.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20		610	623,773
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	318,832
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49		235	242,610
Sr. Unsec’d. Notes, EMTN, 144A
4.875%	01/12/21		160	180,512
Sub. Notes, 144A
4.400%	05/19/26		725	742,994
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49		84	85,260
8.000%(c)	07/29/49		986	979,837
8.125%(c)	12/29/49		579	580,447
Sr. Unsec’d. Notes
2.000%	01/11/18		267	268,707
2.600%	01/15/19		930	951,640
3.875%	03/22/17		1,245	1,267,861
4.100%	07/24/23		150	160,700
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		1,025	1,054,876
3.500%	04/19/26	(a)	755	780,208
6.400%	08/28/17		1,555	1,640,780
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		450	477,365
5.000%	05/13/21		75	83,976
5.000%	01/21/44		330	381,702
5.625%	07/01/20		630	708,775
5.650%	05/01/18		70	75,015
6.875%	04/25/18		620	676,883
Sub. Notes, GMTN
4.450%	03/03/26	(a)	575	601,413
Sub. Notes, MTN
3.950%	04/21/25		980	997,978
4.200%	08/26/24		450	465,173
Bank of America NA,
Sr. Unsec’d. Notes, MTN
2.050%	12/07/18		1,005	1,019,728
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49		710	712,663
Sr. Unsec’d. Notes
5.450%	05/15/19		300	333,490

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
2.050%	05/03/21	720	$731,319
2.200%	03/04/19	110	112,257
2.500%	04/15/21	625	647,637
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	03/22/21	505	518,892
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	226	227,735
4.100%	09/09/23	200	221,950
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	380	365,396
Sub. Notes
5.200%	05/12/26	330	333,420
BB&T Corp.,
Sub. Notes
5.250%	11/01/19	80	88,646
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21	970	997,772
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	940	943,769
Sub. Notes
3.625%	09/16/25	285	306,815
Sub. Notes, MTN
0.954%(c)	05/23/17	522	521,362
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23	865	892,576
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	1,370	1,388,128
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	255	246,394
5.875%(c)	12/29/49	650	624,000
5.950%(c)	12/29/49	35	34,213
Sr. Unsec’d. Notes
2.500%	09/26/18	1,155	1,177,892
2.700%	03/30/21	605	615,765
3.400%	05/01/26	475	487,041
3.700%	01/12/26	600	631,613
Sub. Notes
3.875%	03/26/25	150	151,517
4.300%	11/20/26	375	386,347
4.400%	06/10/25	830	867,855
4.450%	09/29/27	140	144,216
4.600%	03/09/26	245	259,744
4.750%	05/18/46	330	331,156
Commonwealth Bank of Australia (Australia), Covered Bonds, 144A
2.250%	03/16/17	250	252,316
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes
4.625%	12/01/23	500	527,248

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Gtd. Notes, GMTN
3.375%	01/19/17	45	$45,582
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	560	569,480
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	200	198,633
Sr. Unsec’d. Notes, 144A
2.375%	07/01/21	765	773,593
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	350	362,098
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.125%	12/10/20	890	888,646
3.450%	04/16/21	525	530,223
3.800%	06/09/23	800	797,947
4.550%	04/17/26	295	306,027
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	89,436
2.950%	08/20/20	115	113,991
6.000%	09/01/17	210	219,105
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	905	908,115
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	2,260	2,267,311
4.250%	03/13/26	295	308,553
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	149,478
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26	565	593,342
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	97	95,925
5.700%(c)	12/29/49	665	663,687
Sr. Unsec’d. Notes
2.375%	01/22/18	190	192,554
2.625%	01/31/19	1,135	1,161,636
2.625%	04/25/21	470	476,640
2.750%	09/15/20	625	637,966
3.500%	01/23/25	770	791,181
3.750%	02/25/26	905	952,513
4.000%	03/03/24	375	400,901
4.750%	10/21/45	290	319,662
5.250%	07/27/21	173	195,227
5.750%	01/24/22	340	394,726
5.950%	01/18/18	100	106,529
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	667,391
7.500%	02/15/19	1,960	2,241,476
Sub. Notes
4.250%	10/21/25	310	320,444
5.150%	05/22/45	620	646,822
6.450%	05/01/36	605	714,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	$199,019
4.125%	08/12/20	3,022	3,246,393
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%(c)	12/29/49	726	722,370
Sr. Unsec’d. Notes
2.950%	05/25/21	435	439,507
3.600%	05/25/23	690	705,159
3.900%	05/25/26	200	205,763
4.000%	03/30/22	1,129	1,186,746
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	199,644
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	415	420,080
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.710%	01/15/26	670	635,238
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	216,090
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	100	112,492
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.050%	01/22/19	945	942,549
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.650%	03/24/26	320	324,036
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	130	132,593
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	266,759
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.700%	10/20/20	555	574,917
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	745	715,200
Sr. Unsec’d. Notes
2.800%	06/16/20	1,385	1,419,081
3.875%	04/29/24	480	513,800
4.300%	01/27/45	345	363,128
5.750%	01/25/21	115	131,117
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	595	604,817
2.500%	04/21/21	440	444,602
3.700%	10/23/24	195	204,043
3.750%	02/25/23	433	458,623
4.000%	07/23/25	700	749,552
6.625%	04/01/18	1,385	1,501,026
7.300%	05/13/19	950	1,091,512

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
3.950%	04/23/27	695	$702,853
5.000%	11/24/25	280	306,541
Sub. Notes, MTN
4.100%	05/22/23	300	311,059
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18	1,225	1,251,824
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17	330	332,907
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16	600	600,877
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	112,715
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	250,478
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	410	416,171
Sr. Unsec’d. Notes, MTN
2.150%	04/29/21	665	677,443
Sub. Notes
6.875%	04/01/18	253	276,247
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	605	579,287
Sr. Unsec’d. Notes
2.854%	11/09/22	340	352,528
PNC Funding Corp.,
Gtd. Notes
5.125%	02/08/20	200	223,759
6.700%	06/10/19	160	183,460
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	563	564,222
Sr. Unsec’d. Notes, GMTN
2.500%	01/19/21	815	842,107
Sr. Unsec’d. Notes, MTN
2.300%	07/20/16	145	145,090
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23	133	135,146
6.100%	06/10/23	95	97,160
6.125%	12/15/22	265	277,909
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN, RegS
9.500%(c)	03/16/22	145	150,776
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	220	218,300
Sub. Notes, 144A
5.625%	09/15/45	445	437,723
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.050%	08/23/18	600	614,183

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		2,085	$2,095,296
2.625%	11/17/20		775	798,611
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.500%	04/08/21		570	580,444
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		530	537,784
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	(a)	350	364,558
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		430	441,825
Sr. Sub. Notes
3.100%	05/15/23		108	111,728
Sr. Unsec’d. Notes
2.550%	08/18/20		140	145,279
SunTrust Bank,
Sub. Notes
3.300%	05/15/26		425	428,459
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
3.125%	07/12/16		250	250,116
Gtd. Notes, GMTN
2.400%	10/01/20		1,510	1,547,321
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		1,235	1,242,175
2.125%	09/29/17		1,965	1,985,507
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18		287	289,939
2.500%	12/14/20		835	863,686
Sr. Unsec’d. Notes, MTN
2.125%	04/07/21		495	503,751
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		211	212,010
3.000%	03/15/22		133	141,459
4.125%	05/24/21		133	148,118
Sub. Notes, MTN
3.100%	04/27/26		275	286,040
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
1.800%	03/26/18		1,250	1,261,893
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		520	530,374
4.125%	04/15/26		590	613,175
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21		1,635	1,676,588
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		300	314,648
3.500%	03/08/22		1,000	1,072,652

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
3.450%	02/13/23		400	$413,891
5.375%	11/02/43		285	332,017
Sub. Notes, GMTN
4.300%	07/22/27		1,010	1,090,528
4.900%	11/17/45		285	311,877
Sub. Notes, MTN
4.650%	11/04/44		400	421,863
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		870	881,769
Sub. Notes
6.000%	11/15/17		600	638,416
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		200	201,233
Sr. Unsec’d. Notes
2.600%	11/23/20		475	490,971
4.875%	11/19/19		200	221,268

				103,783,483

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.900%	02/01/19		1,065	1,083,084
2.650%	02/01/21		845	876,278
3.300%	02/01/23		476	501,547
3.650%	02/01/26		480	514,198
4.700%	02/01/36		400	449,491
4.900%	02/01/46	(a)	1,265	1,482,380
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22		1,085	1,103,834
8.000%	11/15/39		160	250,034
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.550%	06/01/26		645	663,937
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		33	34,105
4.250%	05/01/23		66	68,640
4.750%	11/15/24		17	17,893
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		113	113,477
5.750%	10/23/17		180	190,739
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21		43	48,267
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		110	110,508
3.400%	04/01/22		250	267,571
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21		235	235,714
3.300%	07/15/26		315	314,689
4.200%	07/15/46		75	75,321

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	180	$180,827
3.100%	07/17/22	94	100,075
4.450%	04/14/46	275	320,919
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
3.250%	06/08/26	565	578,268
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	300	321,672

			9,903,468

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	635	683,430
3.875%	11/15/21	300	327,107
4.400%	05/01/45	270	280,492
Sr. Unsec’d. Notes, 144A
4.563%	06/15/48	332	348,180
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45	290	326,117
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17	195	196,494
3.250%	08/15/22	85	87,792
3.875%	08/15/25	615	655,998
5.000%	08/15/45	165	181,721
Concordia International Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23	315	268,537
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	290	316,104
4.600%	09/01/35	105	116,749
4.750%	03/01/46	275	312,703
4.800%	04/01/44	180	202,505

			4,303,929

Building Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	275	302,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.750%	04/16/26	200	209,820
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	21	20,737
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	205	209,161
4.375%	04/01/26	245	252,715
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	55	57,063

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		50	$53,739
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		100	74,000
US Concrete, Inc.,
Gtd. Notes, 144A
6.375%	06/01/24		38	38,000
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		24	25,140
Sr. Unsec’d. Notes
6.300%	11/15/16		30	30,609

				1,273,484

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	434,565
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		350	348,250
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		134	178,065
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23		50	57,875
10.000%	10/15/25		45	51,975
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		245	225,287
5.375%	03/15/44		120	113,167
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23		7	5,950
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/23		150	152,625
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		260	267,125
4.125%	11/15/21		60	65,825
7.375%	11/01/29		150	201,117
8.550%	05/15/19		101	119,891
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		89	91,589
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	367,568
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		869	726,745
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)	620	623,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19	(a)	700	$699,125
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		410	433,515
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		75	59,531
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		288	305,868
4.250%	11/15/23		124	133,555
5.450%	11/15/33		790	873,687
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	205,038
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		99	103,207
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		55	47,575
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		80	69,200
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	158,778

				7,119,798

Coal
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		34	11,220
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		80	69,800

				81,020

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		275	251,969
4.125%	06/15/23		200	187,250
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		62	42,780
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19		5	4,950
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22		200	208,124
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	(a)	400	394,000

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23	92	$89,585
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20	24	26,941
5.625%	03/15/42	65	78,808
6.700%	06/01/34	110	145,739
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	116,291
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21	140	113,050
HERC Rentals, Inc.,
Second Lien, 144A
7.500%	06/01/22	65	63,863
7.750%	06/01/24	60	58,500
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	130	133,250
6.250%	10/15/22	560	576,800
7.375%	01/15/21	100	103,250
7.500%	10/15/18	48	48,900
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20	30	31,237
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	34,485
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	75	77,437
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	219	232,140
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	55	48,537
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	19	17,670
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22	15	14,437
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	160	161,200
6.125%	06/15/23	300	312,375
7.625%	04/15/22	580	619,150
Sec’d. Notes
4.625%	07/15/23	89	89,779
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	10	9,700

			4,292,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	540	$549,910
3.250%	02/23/26	615	652,869
3.850%	05/04/43	1,475	1,480,929
4.650%	02/23/46	245	276,746
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	117	122,733
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	35	36,555
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	635	653,587
5.450%	06/15/23	709	735,639
6.020%	06/15/26	469	488,926
8.100%	07/15/36	288	310,478
8.350%	07/15/46	128	137,614
Sr. Unsec’d. Notes, 144A
5.875%	06/15/21	35	35,692
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18	120	117,609
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	100	92,000
HP, Inc.,
Sr. Unsec’d. Notes
4.300%	06/01/21	157	166,731
4.650%	12/09/21	270	291,969
6.000%	09/15/41	141	135,095
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16	147	147,086
2.250%	02/19/21	538	554,761
4.000%	06/20/42	254	269,002
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	14	13,720
6.375%	12/15/23	5	5,100
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	200	207,000
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	505	540,350
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	242	257,730

			8,279,831

Cosmetics/Personal Care
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.200%	07/15/18	60	55,350
6.750%	03/15/23	67	49,119
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	200	276,919

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Cosmetics/Personal Care (continued)
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21		69	$66,585

				447,973

Distribution/Wholesale
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)	330	341,550
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		113	118,356
Gtd. Notes, 144A
5.750%	04/15/24		28	29,120
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		310	323,563
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		15	15,263
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		24	23,700

				851,552

Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.950%	02/01/22		1,110	1,110,000
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		570	584,233
3.875%	04/01/21		130	133,900
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		120	130,200
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		20	19,150
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		62	62,290
3.250%	11/05/18		10	9,987
4.750%	09/10/18		80	81,600
5.500%	02/15/17		280	284,200
6.250%	12/01/17		147	153,983
8.000%	11/01/31		174	201,405
Sr. Unsec’d. Notes
3.250%	09/29/17		88	88,440
3.250%	02/13/18		200	200,000
4.125%	03/30/20		80	80,200
4.250%	04/15/21		230	229,713
4.625%	03/30/25	(a)	480	472,200
Sub. Notes
5.750%	11/20/25		345	345,863
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18		320	349,546

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18	(a)	1,315	$1,328,990
2.250%	05/05/21		83	84,472
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		80	86,918
3.500%	03/18/24		70	75,940
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21		560	656,184
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		2,050	2,093,872
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		118	118,590
5.000%	05/15/17		48	48,780
5.250%	03/15/18		607	625,380
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		620	648,675
6.625%	04/01/18		45	47,475
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	191,072
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		129	63,210
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22		75	79,125
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20		2,996	3,086,362
4.418%	11/15/35		667	748,098
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		322	314,755
6.000%	08/01/20		9	8,887
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.980%(c)	12/21/65		200	157,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.230%(c)	12/21/65		270	213,300
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		442	479,708
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		1,460	1,486,747
4.625%	04/15/21		525	540,750
5.875%	04/01/19		250	266,563
5.875%	08/15/22		20	21,650
6.250%	05/15/19		150	160,687
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22		410	427,846
4.000%	01/30/24		114	124,723

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	580	658,698
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	322,304
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	45	43,369
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	605	629,380
10.375%	11/01/18	110	132,913
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	59,850
9.625%	05/01/19	61	63,135
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19	550	553,239
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	98	94,570
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	110	63,250
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21	9	8,663
8.250%	12/15/20	11	11,027
Gtd. Notes, MTN
5.750%	09/15/16	100	100,500
6.500%	09/15/17	100	103,250
Synchrony Financial,
Sr. Unsec’d. Notes
4.500%	07/23/25	110	114,059
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	335	358,152
4.300%	12/14/45	510	590,450

			22,629,478

Electric — 1.6%
AES Corp.,
Sr. Unsec’d. Notes
3.673%(c)	06/01/19	130	129,675
5.500%	03/15/24	20	20,475
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	140,557
5.600%	03/15/33	120	146,427
5.875%	12/01/22	160	193,261
6.125%	05/15/38	30	39,773
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	165,158
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	64,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
5.050%	09/01/41	107	132,073
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	620	642,305
3.350%	07/01/23	485	512,869
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	586,799
4.500%	02/01/45	295	331,150
6.125%	04/01/36	240	318,248
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	70	69,825
6.000%	01/15/22	150	157,125
7.875%	01/15/23	92	97,060
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	139,822
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	96,272
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	280	318,129
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	240	248,687
4.200%	03/15/42	69	74,424
4.500%	12/01/45	615	699,010
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/21	655	661,870
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	104,108
5.650%	04/15/20	105	120,367
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	390	412,711
Sr. Unsec’d. Notes
3.625%	12/01/24	300	315,539
3.900%	10/01/25	780	835,570
4.450%	03/15/21	1,335	1,474,805
4.900%	08/01/41	32	35,138
5.250%	08/01/33	155	172,022
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	55,251
4.300%	07/01/44	470	539,698
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	49,687
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	220,575
First Ref. Mortgage
3.875%	03/15/46	210	225,567
6.000%	01/15/38	31	41,528
7.000%	11/15/18	100	113,457

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	172	178,723
5.050%	09/15/19	1,500	1,653,461
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	97,803
3.750%	05/15/46	345	358,156
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	109,289
4.150%	12/01/44	250	275,299
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	500	512,645
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	255	267,753
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	276,092
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	950	1,037,420
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	240	243,798
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	75	76,055
3.400%	04/15/26	595	621,851
4.450%	04/15/46	70	74,732
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	720	740,637
4.000%	10/01/20	270	288,005
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	1,200	1,287,382
4.050%	06/01/42	200	223,567
5.625%	04/01/34	150	194,246
Georgia Power Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26	215	228,431
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	24,174
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	769,726
8.400%	01/15/22	120	158,484
9.400%	02/01/21	130	171,553
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	180	200,046
7.000%	03/15/19	170	193,146
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	145	145,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
3.650%	06/15/24	890	926,298
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	489	518,447
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	580	619,752
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	217	253,519
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	356,300
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	180	205,895
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	90	103,352
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	219	195,758
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	337,971
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	410	470,226
5.650%	02/01/45	106	133,201
5.800%	02/01/42	314	401,811
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	4	4,300
8.250%	09/01/20	165	170,622
Gtd. Notes, 144A
7.250%	05/15/26	187	186,065
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	25	26,368
4.550%	06/01/44	150	158,701
5.375%	11/01/40	375	447,309
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	225	258,750
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	177,813
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	115,420
2.950%	03/01/26	180	187,447
3.400%	08/15/24	960	1,027,764
4.300%	03/15/45	100	112,127
4.450%	04/15/42	67	75,322
4.600%	06/15/43	50	57,218
4.750%	02/15/44	330	389,850
6.050%	03/01/34	150	199,854
8.250%	10/15/18	130	149,738

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp,
First Mortgage
2.950%	02/01/22	2,525	$2,675,619
2.950%	06/01/23	440	463,603
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	150	154,376
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	52,175
4.200%	06/15/22	100	108,796
6.700%(c)	03/30/67	925	776,075
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,236,278
4.400%	01/15/21	93	101,741
7.750%	03/01/31	150	210,025
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	350	356,193
4.150%	09/15/21	50	53,378
4.300%	11/15/23	61	64,069
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	38,514
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	42,896
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	200	222,555
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.800%	03/01/46	285	309,184
Sec’d. Notes, MTN
3.650%	09/01/42	75	79,145
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	790	670,513
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	250	254,055
6.000%	06/01/26	120	157,264
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	106,213
General Ref. Mortgage, 144A
2.600%	05/01/26	150	153,291
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	375	389,499
First Ref. Mortgage
5.500%	03/15/40	80	103,416
Sr. Unsec’d. Notes
6.650%	04/01/29	150	198,369
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	104	104,159
4.400%	07/01/46	325	349,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	65	$70,125
5.250%	07/15/43	220	240,080
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	580	575,416
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18	230	268,838
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	200,747
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	22,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	150	51,000
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	760	812,557
Tri-State Generation & Transmission Association, Inc.,
First Mortgage, 144A
4.250%	06/01/46	150	154,944
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	7	7,407
3.650%	12/15/42	77	78,973
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	1,300	1,436,811

			42,726,410

Electrical Components & Equipment
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	250	254,375
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	30	29,025
5.500%	09/01/22	12	12,090
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	225	223,875
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	400	368,000
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A(g)
8.500%	10/15/17	99	98,010

			985,375

Electronics
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20	100	111,474
6.875%	06/01/18	145	156,403
7.500%	01/15/27	150	182,305

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electronics (continued)
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	$155,733
7.200%	06/01/26	205	259,733
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	10	10,225

			875,873

Energy-Alternate Sources
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	85	80,903
6.125%	06/15/25	37	34,965

			115,868

Engineering & Construction
AECOM,
Gtd. Notes
5.750%	10/15/22	55	56,100
5.875%	10/15/24	135	138,375
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	162,696
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	85	78,837
MMC Energy Inc., Escrow Shares,
First Lien^
— %	10/15/20	75	—
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22	85	84,787

			520,795

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	300	298,500
5.875%	02/15/22	25	25,125
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	223	131,374
Cinemark USA, Inc.,
Gtd. Notes
5.125%	12/15/22	15	15,263
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	270	285,694
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	15	15,563
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	100	103,625
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	525	533,531

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Entertainment (continued)
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		60	$62,250
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		269	275,053
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sec’d. Notes, 144A
9.500%	06/15/19		10	10,250
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		170	138,125
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		50	50,250
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		60	65,400
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		150	151,125

				2,161,128

Environmental Control — 0.1%
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	136	138,805
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		179	193,301
5.500%	09/15/19		335	374,096
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23		485	491,997
4.600%	03/01/21		74	82,266
4.750%	06/30/20		100	112,015

				1,392,480

Food Service
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		20	20,600

Foods — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc. /Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24		124	128,030
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		327	331,087
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18		49	49,458
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		47	48,527
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		340	362,361

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Foods (continued)
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		35	$35,350
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		87	90,045
7.250%	06/01/21		43	44,505
8.250%	02/01/20		44	45,540
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		64	60,160
5.875%	07/15/24		32	31,000
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22		175	186,116
5.000%	06/04/42		379	435,741
5.375%	02/10/20		139	156,599
6.875%	01/26/39		218	297,678
Gtd. Notes, 144A
4.375%	06/01/46		470	497,035
5.200%	07/15/45		565	669,049
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	27,678
7.500%	04/01/31		110	153,859
Sr. Unsec’d. Notes
2.200%	01/15/17		93	93,575
3.400%	04/15/22		290	310,217
3.850%	08/01/23		571	626,635
6.800%	12/15/18		55	61,891
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		35	34,913
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24		20	20,925
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		665	699,081
Gtd. Notes, 144A
6.000%	12/15/22		10	10,250
6.750%	12/01/21		138	145,935
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21		169	153,790
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		86	86,860
5.875%	08/01/21		289	301,283
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	161	134,403
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21		185	189,045
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22		10	10,200

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Foods (continued)
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	250	$278,904
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	35	35,875
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	20	20,700
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22	28	29,960

			6,894,260

Forest Products & Paper
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	65	63,131

Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.250%	06/15/26	383	391,458
3.500%	09/15/21	150	159,219
4.400%	06/01/43	63	64,438
5.875%	03/15/41	91	111,037
6.375%	07/15/16	150	150,172
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	353,676
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	109,679
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	321	348,317
5.850%	01/15/41	215	249,526
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	830	849,097
6.000%	10/15/39	150	188,133
9.800%	02/15/19	320	385,165

			3,359,917

Hand/Machine Tools
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	105	108,150

Healthcare-Products — 0.2%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	28	27,860
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	1,075	1,105,672
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18	600	613,500

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare-Products (continued)
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	139	$152,654
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	200	173,000
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	225	230,063
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	310	308,450
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	195	189,637
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	60	57,900
5.500%	04/15/25	50	44,606
5.625%	10/15/23	100	93,125
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	2,005	2,139,674
Stryker Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/26	105	111,392
4.625%	03/15/46	280	314,590
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	305	332,875

			5,894,998

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	5	4,850
5.625%	02/15/23	55	53,900
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26	255	262,350
3.500%	11/15/24	345	363,977
4.250%	06/15/36	220	227,299
6.750%	12/15/37	100	135,632
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	35	36,137
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	440	446,329
3.300%	01/15/23	35	36,152
4.625%	05/15/42	365	382,868
4.650%	01/15/43	141	147,151
5.100%	01/15/44	300	337,228
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	100	87,500
7.125%	07/15/20	69	63,969
8.000%	11/15/19	68	66,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Sr. Sec’d. Notes
5.125%	08/15/18	21	$21,302
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	885	953,256
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19	49	47,040
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	335	332,069
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	125	133,437
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	590	604,750
7.500%	02/15/22	930	1,057,410
Sr. Sec’d. Notes
5.250%	04/15/25	20	20,900
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	215	215,860
5.750%	09/15/25	5	4,950
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	370	355,431
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	400	394,752
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	195	196,381
2.500%	11/01/18	170	172,690
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	20	20,850
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	186,442
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21	321	323,407
6.000%	10/01/20	124	130,820
Sr. Unsec’d. Notes
5.000%	03/01/19	154	148,995
5.500%	03/01/19	227	223,595
6.750%	02/01/20	500	491,250
8.125%	04/01/22	536	549,293
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	58	59,620
3.100%	03/15/26	280	291,945
3.950%	10/15/42	440	460,350
4.625%	07/15/35	100	116,140
4.750%	07/15/45	230	277,082
6.625%	11/15/37	270	381,684

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Healthcare-Services (continued)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		10	$10,337

				10,833,935

Holding Companies-Diversified
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		438	451,140
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		332	348,185
Sr. Unsec’d. Notes
7.750%	01/15/22		8	7,955
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	210,875

				1,018,155

Home Builders
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	01/15/21		80	92,200
10.750%	09/15/16		13	13,215
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,455
4.750%	05/30/25		55	53,350
6.950%	06/01/18		10	10,575
12.250%	06/01/17		100	108,800
Mattamy Group Corp. (Canada),
Gtd. Notes, 144A
6.500%	11/15/20		27	25,920
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20	CAD	80	61,303
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		60	64,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		47	47,235

				489,853

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23		260	267,800
Gtd. Notes, 144A
5.500%	06/15/26		35	34,387

				302,187

Household Products/Wares
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		327	346,211
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		225	234,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Household Products/Wares (continued)
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	50	$50,750
6.375%	03/01/24	20	20,750
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	34	35,403
6.125%	12/15/24	14	14,770
6.625%	11/15/22	43	45,634
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A
7.750%	03/15/21	10	10,363

			757,881

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.500%	04/01/46	45	53,538
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23	200	210,500

			264,038

Insurance — 0.6%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	240,714
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	129,736
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	165	174,064
4.500%	07/16/44	171	165,433
4.800%	07/10/45	985	998,424
Aon Corp.,
Gtd. Notes
6.250%	09/30/40	33	41,962
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22	325	347,217
4.300%	05/15/43	435	482,795
4.400%	05/15/42	165	185,216
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	475	490,785
3.125%	03/15/26	485	508,544
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	215	221,049
2.875%	11/03/22	170	177,827
4.350%	11/03/45	285	327,870
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	73	76,766
4.500%	03/01/26	53	56,414
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Guardian Life Global Funding,
Sr. Sec’d. Notes, 144A
2.000%	04/26/21	200	$202,631
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.250%	04/29/21	995	1,007,820
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	68	75,087
7.800%	03/07/87	75	81,750
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	100	122,689
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	253,297
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	29	31,104
4.850%	06/24/21	30	33,173
6.250%	02/15/20	390	438,482
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	170	176,542
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	76,637
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21	530	536,822
Sr. Sec’d. Notes, 144A
2.100%	08/02/18	200	204,007
2.500%	10/17/22	132	133,788
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	285	304,243
Sr. Unsec’d. Notes
4.125%	08/13/42	570	567,451
4.600%	05/13/46	180	193,512
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	700	717,652
3.650%	06/14/18	120	125,419
3.875%	04/11/22	767	834,315
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	300	456,102
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20	700	708,736
2.100%	01/02/19	760	776,781
Sr. Sec’d. Notes, 144A
2.000%	04/13/21	230	233,068
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	200	205,440
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	260	394,214

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19	220	$261,056
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.500%	04/18/19	185	185,719
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
4.250%	12/06/42	210	221,845
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46	290	303,458
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	261,603
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	47	46,530
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	287	288,352
4.800%	06/15/46	115	114,881

			15,249,022

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	455	509,979
Blue Coat Holdings, Inc.,
Gtd. Notes, 144A
8.375%	06/01/23	84	94,920
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	350,875
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17	114	114,218
2.600%	07/15/22	285	282,206
4.000%	07/15/42	253	213,215
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	12/15/22	107	111,280
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	40	41,700
5.750%	03/01/24	250	260,625
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23	24	24,300
5.250%	04/01/25	14	14,350
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	470	477,050

			2,494,718

Iron/Steel — 0.1%
AK Steel Corp.,
Sr. Sec’d. Notes
7.500%	07/15/23	65	65,975

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Iron/Steel (continued)
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.250%	02/25/22	(a)	415	$436,787
10.850%	06/01/19		135	158,963
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		6	6,180
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20		5	5,000
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	115,340
5.200%	08/01/43		477	515,790
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		60	62,100
6.375%	08/15/22		95	99,750
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		73	76,650

				1,542,535

Leisure Time
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		225	212,625
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		4	4,600
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		235	240,287

				457,512

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		24	25,560
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20		500	461,250
11.250%	06/01/17		250	230,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		63	60,716
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		80	82,800
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		5	5,013
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24		20	21,150
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		315	332,325
7.625%	01/15/17		47	48,410

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lodging (continued)
7.750%	03/15/22		815	$920,950
11.375%	03/01/18		200	227,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		115	115,287
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	(a)	50	52,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		520	503,100

				3,087,623

Machinery-Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		61	52,460
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	258,505
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		15	15,413
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		550	550,687

				877,065

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23		58	59,015
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	(a)	350	356,125
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		45	46,215
3.900%	06/09/42		38	40,570
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20		580	598,870
2.450%	09/11/20		378	390,405
2.800%	03/06/23		500	525,640
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22	(a)	525	556,500

				2,573,340

Media — 1.1%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44		710	786,600
4.950%	10/15/45		85	96,784
7.250%	05/18/18		300	332,236
7.430%	10/01/26		100	133,424
7.625%	11/30/28		100	138,354
7.700%	10/30/25		100	139,045

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	400	$392,748
7.500%	05/15/26	425	416,500
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	200	202,000
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26	200	200,000
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	225	222,722
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	181	193,782
8.000%	04/15/20	194	198,949
8.625%	09/15/17	99	104,569
CBS Corp.,
Gtd. Notes
3.700%	08/15/24	34	35,507
4.850%	07/01/42	100	100,477
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	127	128,970
5.750%	09/01/23	14	14,490
6.625%	01/31/22	205	216,275
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	910	915,119
5.375%	05/01/25	11	11,165
5.500%	05/01/26	85	86,275
5.875%	05/01/27	53	54,723
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	600	644,842
4.908%	07/23/25	665	727,046
6.484%	10/23/45	145	173,133
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	1,051	1,051,000
6.500%	11/15/22	32	30,800
7.625%	03/15/20	530	504,295
7.625%	03/15/20	15	13,687
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	228,184
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	426,637
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26	435	463,009
4.600%	08/15/45	620	713,847
4.750%	03/01/44	505	588,842
6.450%	03/15/37	275	378,394
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	168,920

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		125	$151,129
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	170,728
4.950%	05/15/42		100	86,816
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		10	10,200
5.000%	03/15/23		360	327,600
5.875%	07/15/22		530	515,425
5.875%	11/15/24		500	465,000
6.750%	06/01/21		292	302,585
7.875%	09/01/19		135	148,837
Gtd. Notes, 144A
7.750%	07/01/26		279	287,370
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		325	338,813
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		5	3,750
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		42	42,210
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		350	391,837
5.950%	04/01/41		90	121,096
6.400%	04/30/40		154	214,733
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23		200	224,000
10.875%	10/15/25		400	457,248
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	500	521,875
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		488	497,760
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		695	705,425
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		30	30,750
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		625	607,813
7.375%	05/01/26		225	222,469
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		50	51,500
6.125%	10/01/22		450	464,625
Gtd. Notes, 144A
5.625%	08/01/24		60	61,350

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21	200	$207,750
6.000%	07/15/24	905	935,544
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	208,779
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	250	257,500
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	442	471,363
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	625	656,490
7.300%	07/01/38	45	56,351
8.250%	04/01/19	300	348,360
8.750%	02/14/19	300	350,283
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	257	348,214
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26	175	176,320
4.750%	03/29/21	430	483,048
4.850%	07/15/45	1,010	1,098,142
6.250%	03/29/41	19	23,911
6.500%	11/15/36	25	31,704
7.625%	04/15/31	300	411,490
7.700%	05/01/32	100	139,613
Trader Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	40	41,300
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	200	204,980
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	200	196,000
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	153	159,885
Sr. Sec’d. Notes, 144A
6.750%	09/15/22	150	158,250
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	135	140,737
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	180	187,200
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22	360	359,443
3.875%	12/15/21	234	246,894
4.375%	03/15/43	707	571,093
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	177	179,655

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	450	$457,875

			27,764,468

Metal Fabricate/Hardware
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	06/01/21	123	86,100
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	50	46,000
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	210	212,100

			344,200

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	190	189,525
6.750%	07/15/18	40	43,300
6.750%	01/15/28	83	85,490
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	42	37,170
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	196	211,035
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	69	69,192
2.050%	09/30/18	137	138,795
4.125%	02/24/42	605	623,757
5.000%	09/30/43	69	80,176
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	144	138,600
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	5	5,519
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	300	273,000
Freeport-McMoRan, Inc.,
Gtd. Notes
2.150%	03/01/17	242	240,185
2.300%	11/14/17	11	10,807
3.100%	03/15/20	55	51,975
3.550%	03/01/22	15	13,200
3.875%	03/15/23	217	189,875
5.400%	11/14/34	197	156,615
5.450%	03/15/43	171	137,227
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	118	112,985
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	30	25,350

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mining (continued)
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		35	$35,700
7.875%	11/01/22		65	66,463
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22		139	135,525
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	299,007
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		25	21,750
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	(a)	735	768,899
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		35	22,050
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19		57	53,580
Gtd. Notes, 144A
8.000%	06/01/21		10	10,300
8.500%	06/01/24		33	34,237

				4,281,289

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	09/15/18		20	19,800
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19		115	101,200
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		54	54,263
4.000%	11/02/32		42	44,820
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		592	628,112
Sr. Sec’d. Notes
2.100%	12/11/19		494	509,639
Sr. Unsec’d. Notes
2.700%	10/09/22		53	55,624
4.125%	10/09/42		510	560,963
4.500%	03/11/44		465	536,600
Sr. Unsec’d. Notes, GMTN
5.625%	09/15/17		1,200	1,268,216
6.000%	08/07/19		530	607,127
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		215	246,212
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		496	533,245
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		123	127,379

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
6.125%	08/17/26	180	$238,323
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25	225	237,727

			5,769,250

Multi-National
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	753,800

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	16	16,112
5.500%	12/01/24	40	41,300
6.000%	08/15/22	20	20,900

			78,312

Oil & Gas — 1.0%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	350	369,905
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	191,561
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	155	151,503
8.700%	03/15/19	350	399,148
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	88	84,480
5.375%	11/01/21	80	78,200
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	137	140,344
4.750%	04/15/43	78	80,189
6.900%	09/15/18	150	164,294
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	12	10,050
5.625%	06/01/24	12	9,660
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23	59	23,747
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23	765	770,838
3.119%	05/04/26	225	229,830
3.245%	05/06/22	905	949,767
3.814%	02/10/24	250	267,829
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes(i)
7.875%	04/15/22	119	23,800
8.625%	10/15/20	310	62,000

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21		31	$15,655
Sec’d. Notes, 144A
8.000%	12/15/22		87	61,770
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	370,037
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		10	10,125
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		28	25,560
4.450%	09/15/42		79	62,864
6.750%	11/15/39		193	202,676
Chaparral Energy, Inc.,
Gtd. Notes(i)
7.625%	11/15/22		135	81,000
8.250%	09/01/21		46	27,600
9.875%	10/01/20		173	102,070
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		175	148,313
Chevron Corp.,
Sr. Unsec’d. Notes
2.100%	05/16/21		1,055	1,075,138
2.355%	12/05/22		235	238,533
2.419%	11/17/20		565	582,805
3.191%	06/24/23		73	77,557
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		25	26,144
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		285	283,095
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		200	201,844
ConocoPhillips,
Sr. Unsec’d. Notes
6.650%	07/15/18		250	271,726
ConocoPhillips Co.,
Gtd. Notes
3.350%	05/15/25		300	310,113
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	(a)	865	1,079,579
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		66	67,650
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		300	193,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		320	298,519
6.300%	01/15/19		160	173,335
7.950%	04/15/32		150	171,873

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		125	$89,061
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		171	168,007
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	261,641
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	171,334
4.100%	02/01/21		455	494,622
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		34	20,400
7.750%	09/01/22		59	35,990
9.375%	05/01/20		573	405,397
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23		1,270	1,325,890
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	46	43,384
13.000%	02/15/22		231	122,430
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		175	208,427
8.125%	02/15/19		210	234,026
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		305	284,382
5.750%	10/01/25		236	225,380
7.625%	04/15/21		28	28,770
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		259	212,380
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	154,889
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		54	55,080
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		338	250,120
6.500%	03/15/21		17	13,175
7.000%	03/31/24		70	53,900
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		201	100,500
7.625%	05/01/21		124	66,650
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		235	215,644
5.000%	09/15/20		100	94,093
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		200	194,500

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21		59	$61,460
Sr. Unsec’d. Notes
5.250%	11/15/43		440	447,362
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
3.950%	03/15/22		25	17,406
5.250%	03/15/42		169	96,330
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		12	8,580
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		62	56,575
6.875%	03/15/22	(a)	80	73,900
6.875%	01/15/23		99	90,090
7.250%	02/01/19		170	162,775
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		406	412,787
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	(a)	51	38,760
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		264	275,220
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
7.000%	11/15/23		46	44,447
Penn Virginia Corp.,
Gtd. Notes(i)
7.250%	04/15/19		175	67,375
8.500%	05/01/20		115	44,275
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.875%	03/15/19		220	227,150
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	200,038
7.875%	06/15/26		130	170,523
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35		150	154,650
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	54,790
4.300%	04/01/22		43	46,964
4.875%	11/15/44		815	889,623
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		44	35,200
6.500%	12/15/21		29	26,027
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		95	95,950
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23		80	81,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		49	$50,470
Samson Investment Co.,
Gtd. Notes(i)
9.750%	02/15/20		421	8,420
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	426	329,085
7.750%	06/15/21		46	38,985
SandRidge Energy, Inc.,
Sec’d. Notes, 144A(i)
8.750%	06/01/20		316	129,560
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20		106	109,843
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25		225	236,045
4.000%	05/10/46		325	331,470
4.375%	03/25/20		805	884,747
4.550%	08/12/43		725	806,360
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	268,792
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		75	64,125
6.500%	01/01/23		160	148,800
Southwestern Energy Co.,
Sr. Unsec’d. Notes
7.500%	02/01/18		207	219,937
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	201,180
1.200%	01/17/18		54	54,086
2.450%	01/17/23		155	156,924
2.650%	01/15/24		214	215,985
3.150%	01/23/22		77	80,842
4.250%	11/23/41		61	64,210
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		115	51,750
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	177,004
6.100%	06/01/18		100	108,135
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20		56	55,300
6.250%	04/15/21		100	99,750
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	189,974
8.125%	02/15/30		150	200,214
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	280,583

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	$94,489
2.700%	01/25/23		776	798,118
3.700%	01/15/24		120	131,202
3.750%	04/10/24		111	122,176
Transocean, Inc.,
Gtd. Notes
5.050%	10/15/22		56	39,620
6.500%	11/15/20		64	56,877
8.125%	12/15/21		495	418,275
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A(i)
5.750%	12/15/18		50	33,625
6.125%	10/01/24		125	87,813
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		76	58,710
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23		13	12,805
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		10	9,200
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		164	144,320
7.500%	08/01/20		10	9,981

				27,155,542

Oil & Gas Services
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		40	35,400
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		214	221,974
8.750%	02/15/21		130	161,906
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096		90	117,912
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,681
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	(a)	155	166,388
Gtd. Notes, 144A
3.300%	09/14/21		105	111,270
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38		53	39,220
7.750%	06/15/21		14	13,633
8.250%	06/15/23		13	12,350

				923,734

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		200	198,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Sr. Sec’d. Notes, 144A
3.653%(c)	12/15/19		200	$200,750
Ball Corp.,
Gtd. Notes
5.250%	07/01/25		10	10,425
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		75	75,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		65	65,163
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		138	143,865
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27		64	67,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.875%	08/15/19		100	103,250
Gtd. Notes, 144A
7.000%	07/15/24		215	221,343
Sr. Sec’d. Notes
6.875%	02/15/21		181	186,430
Sr. Sec’d. Notes, 144A
4.127%(c)	07/15/21		145	145,363
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		50	51,313
6.500%	12/01/20		70	79,625

				1,548,227

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,269	1,276,495
2.900%	11/06/22		790	805,500
3.200%	11/06/22		100	103,403
3.600%	05/14/25		1,145	1,199,765
4.450%	05/14/46		335	339,704
4.500%	05/14/35		100	104,516
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		622	630,477
3.000%	03/12/20		1,140	1,175,715
3.450%	03/15/22		555	576,401
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	(a)	1,015	1,020,068
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
3.375%	11/16/25		1,020	1,069,312
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		905	944,362
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	40,100

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	20	$18,048
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.875%	01/15/23	30	26,025
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	200	175,000
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	380	379,517
4.500%	02/25/26	325	357,059
4.800%	07/15/46	205	204,727
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21	560	621,561
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	500	510,010
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	540	582,395
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22	985	1,014,646
3.700%	02/10/45	205	217,232
Mylan NV,
Gtd. Notes, 144A
3.950%	06/15/26	675	683,092
5.250%	06/15/46	195	203,130
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	480	486,096
Gtd. Notes, 144A
3.125%	01/15/23	380	377,341
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	30	30,037
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	180	186,872
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	690	699,559
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	90	91,350
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21	151	160,019
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20	435	442,328
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	60	51,600
7.000%	10/01/20	100	88,250
7.250%	07/15/22	645	553,217

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		120	$102,525
5.500%	03/01/23		6	4,819
5.875%	05/15/23	(a)	718	579,785
6.125%	04/15/25		112	89,880
6.750%	08/15/18		15	14,513
7.500%	07/15/21		658	580,274
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	52,152

				18,868,877

Pipelines — 0.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		33	31,267
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26		265	278,360
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		175	177,470
4.150%	07/01/23		34	34,217
4.350%	10/15/24		40	39,611
4.875%	02/01/21		150	157,581
5.850%	11/15/43		50	48,609
Enable Midstream Partners LP,
Ltd. Gtd. Notes
3.900%	05/15/24		665	592,731
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		857	821,213
5.150%	02/01/43		280	250,269
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	256,817
3.750%	02/15/25		1,160	1,209,861
3.900%	02/15/24		1,235	1,307,071
3.950%	02/15/27		240	254,550
5.200%	09/01/20		595	669,426
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22		25	24,250
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		250	239,498
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44		340	335,486
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		23	24,201
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		125	126,305
7.000%	06/15/17		81	84,356

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	$324,657
5.000%	03/01/26		340	384,620
5.150%	10/15/43		72	76,824
6.400%	07/15/18		320	347,687
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		36	33,300
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	(a)	1,402	1,470,244
6.650%	10/01/36		150	156,995
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		119	116,620
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		715	671,454
5.750%	01/15/20		1,320	1,410,520
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		45	43,930
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.850%	07/15/18		200	207,500
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		36	31,680
5.625%	11/15/23		124	107,880
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		225	225,844
5.625%	03/01/25		41	40,846
5.750%	05/15/24		216	214,380
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	578,651
6.200%	04/15/18		380	404,276
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,882
5.950%	09/25/43		38	44,928
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		405	409,103
5.300%	04/01/44		470	462,428
5.350%	05/15/45		380	376,555
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19		200	209,000
5.875%	10/01/20		175	179,813
6.125%	10/15/21		250	258,750
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	181,325
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		645	651,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	$69,534
3.750%	10/16/23	80	85,646
6.200%	10/15/37	150	183,639
7.125%	01/15/19	250	281,380
Transcanada Trust (Canada),
Gtd. Notes
5.625%(c)	05/20/75	86	79,335
Western Gas Partners LP,
Sr. Sec’d. Notes
4.650%	07/01/26	220	221,984
Sr. Unsec’d. Notes
3.950%	06/01/25	235	223,584
5.375%	06/01/21	198	208,760
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	43,000

			18,028,388

Real Estate
Prologis LP,
Gtd. Notes
3.750%	11/01/25	325	346,396
4.250%	08/15/23	340	376,477

			722,873

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	10/15/26	430	432,237
3.450%	09/15/21	1,040	1,082,496
3.500%	01/31/23	110	113,823
4.400%	02/15/26	220	238,854
4.700%	03/15/22	310	342,093
5.900%	11/01/21	100	116,358
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43	233	233,493
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	160	162,536
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	760	813,306
4.125%	05/15/21	200	218,036
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	455	466,984
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	305	309,386
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	45	45,787
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	575	579,313

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	215	$224,446
3.700%	06/15/26	346	356,965
4.450%	02/15/26	369	400,599
4.875%	04/15/22	200	219,640
5.250%	01/15/23	240	269,295
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,095	1,128,187
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	385	407,274
4.375%	06/15/22	126	136,909
Sr. Unsec’d. Notes
3.250%	06/30/26	445	451,177
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	28	29,365
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	72	74,700
5.375%	01/01/22	13	13,423
5.375%	04/01/23	80	82,600
5.750%	01/01/25	35	36,225
5.875%	01/15/26	215	224,003
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	240	266,485
6.650%	01/15/18	250	261,017
Erp Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	220	225,940
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	22	24,843
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	200	194,750
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	250	243,750
5.875%	01/15/22	250	255,000
5.875%	10/15/24	150	151,875
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20	503	507,033
3.875%	08/15/24	79	79,438
4.000%	12/01/22	830	861,708
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	75	75,750
6.000%	08/15/23	19	19,997
Gtd. Notes, 144A
6.000%	10/01/20	10	10,463
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	865	881,182
3.200%	05/01/21	40	41,550

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	375	$379,939
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	38	38,760
5.000%	04/15/23	250	248,125
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25	545	590,011
4.125%	12/01/21	54	59,866
6.750%	02/01/40	100	144,312
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	370	399,367
VEREIT Operating Partnership LP,
Gtd. Notes
4.125%	06/01/21	14	14,604
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24	282	299,432
Welltower, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	290	300,564
4.250%	04/01/26	610	655,768
4.500%	01/15/24	293	317,722

			16,758,761

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	320	331,901
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
4.915%	08/01/34	150	139,336
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	209	47,547
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	47	23,970
9.000%	03/15/19	553	329,035
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	810	819,961
2.750%	12/01/22	135	139,282
2.875%	06/01/26	575	587,606
3.875%	07/20/25	421	463,090
4.000%	12/05/23	557	615,960
5.125%	07/20/45	190	235,709
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	214	257,733
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	69	63,307
6.750%	01/15/22	6	5,460
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	235	245,098

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	44	$37,840
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.250%	04/01/46		505	578,953
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		4	4,139
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		50	50,875
5.250%	06/01/26		50	51,250
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45		290	270,093
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		61	64,050
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45		285	326,584
4.650%	04/15/42		130	151,486
5.125%	11/15/41		49	60,302
5.500%	10/15/35		100	124,634
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	70,398
4.300%	02/15/43		295	231,373
5.125%	01/15/42		21	18,675
6.700%	07/15/34		130	140,063
7.450%	07/15/17		400	423,600
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20		100	104,400
3.700%	02/15/42		345	338,863
4.700%	12/09/35		300	338,413
4.875%	12/09/45		260	304,013
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20		300	310,500
Nebraska Book Holdings, Inc.,
Sr. Sec’d. Notes, 144A(g)(i)
15.000%	06/30/16	(d)	28	27,500
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21	(a)	290	220,400
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		23	22,310
7.750%	06/15/26		11	10,725
8.000%	05/01/31		62	61,380
8.700%	05/01/30		5	5,000
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23		10	10,350
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		55	52,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	$57,200
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		150	158,277
Serta Simmons Bedding LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		650	664,625
Walgreen Co.,
Gtd. Notes
3.100%	09/15/22		162	166,876
4.400%	09/15/42		150	151,703
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21		325	331,063
3.800%	11/18/24		675	715,150
4.500%	11/18/34		150	157,432
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		605	671,553
4.300%	04/22/44		85	99,187

				11,888,480

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		42	40,320
7.000%	07/01/24		113	95,485
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	625	601,563
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		230	235,463
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		95	100,177
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	07/29/22		80	85,658
3.300%	10/01/21		83	89,982
4.100%	05/19/46		195	202,743
4.800%	10/01/41		150	170,362
4.900%	07/29/45		650	757,165
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23		129	137,063
Sr. Unsec’d. Notes
5.500%	02/01/25		165	140,250
5.875%	02/15/22		24	22,560
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		34	28,985
5.250%	01/15/24		358	303,405
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		440	463,264

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	$203,000
5.750%	02/15/21	300	311,250
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	775	812,951
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	43	43,000
5.000%	10/01/25	46	46,202
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	415	429,525

			5,320,373

Software — 0.4%
Change Healthcare Holdings, Inc.,
Gtd. Notes
11.000%	12/31/19	210	223,387
Gtd. Notes, 144A
6.000%	02/15/21	55	58,369
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	450	455,625
Sec’d. Notes, 144A
5.750%	01/15/24	860	853,550
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	18	18,045
5.375%	08/15/23	86	87,334
6.750%	11/01/20	80	83,559
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	250	254,375
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	270	238,950
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	682	644,067
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	50	47,375
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18	65	62,426
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/42	675	665,283
3.625%	12/15/23	145	160,698
3.750%	02/12/45	730	741,810
4.450%	11/03/45	290	327,019
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	54	55,215
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	50	50,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	20	$20,200
Oracle Corp.,
Sr. Unsec’d. Notes
2.070%	09/15/21	560	562,057
2.500%	05/15/22	1,025	1,047,338
2.530%	09/15/23	1,165	1,169,147
3.900%	05/15/35	250	255,102
4.000%	07/15/46	180	181,477
4.125%	05/15/45	830	855,558
6.125%	07/08/39	125	163,429
6.500%	04/15/38	200	272,329
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	50	52,563

			9,607,162

Telecommunications — 1.2%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29	71	74,017
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	170	188,364
Sr. Unsec’d. Notes
3.125%	07/16/22	400	410,408
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22	660	673,075
3.400%	05/15/25	685	700,691
3.600%	02/17/23	505	526,805
3.800%	03/15/22	761	808,428
3.875%	08/15/21	200	215,465
4.125%	02/17/26	265	284,672
4.300%	12/15/42	2,778	2,689,698
4.350%	06/15/45	188	182,166
4.450%	04/01/24	150	164,791
5.150%	03/15/42	491	529,770
5.350%	09/01/40	273	298,632
6.000%	08/15/40	200	233,575
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	59	12,980
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	250	178,750
9.000%	04/01/19	180	134,100
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	400	468,842
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.375%	12/15/30	100	154,068
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	10	10,375
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	325	315,555

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
6.750%	12/01/23	115	$112,987
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	74	77,175
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,730	1,782,967
5.500%	01/15/40	200	262,232
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25	725	743,125
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	22	22,473
5.500%	06/15/24	62	62,930
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	51	45,773
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	300	451,767
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	468	468,585
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	60	56,566
7.125%	03/15/19	200	211,500
8.250%	04/15/17	24	24,840
8.500%	04/15/20	63	66,859
8.750%	04/15/22	123	123,615
9.250%	07/01/21	93	98,464
11.000%	09/15/25	655	677,925
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	151	152,887
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18	224	112,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	112	71,120
6.625%	12/15/22	250	168,750
7.250%	04/01/19	46	33,580
7.250%	10/15/20	806	574,275
7.500%	04/01/21	115	79,350
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	58	57,130
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21	60	14,700
Level 3 Financing, Inc.,
Gtd. Notes
4.407%(c)	01/15/18	55	55,206
5.625%	02/01/23	436	440,090
6.125%	01/15/21	10	10,420
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17	124	124,293

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		21	$22,207
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	(a)	87	87,325
9.000%	03/01/31		230	356,206
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		225	222,187
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		72	58,320
7.750%	02/15/31		58	49,358
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	26,668
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		213	236,648
5.450%	10/01/43		118	140,552
8.750%	05/01/32		185	261,554
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		100	100,643
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		200	206,500
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		19	14,915
6.900%	05/01/19		460	439,300
8.750%	03/15/32		886	757,530
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		354	370,634
9.000%	11/15/18		508	541,020
Sr. Unsec’d. Notes
7.000%	08/15/20		110	97,900
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		181	144,347
7.250%	09/15/21		105	89,513
7.625%	02/15/25		141	111,566
7.875%	09/15/23		1,403	1,146,953
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	211,517
5.134%	04/27/20		388	428,286
5.462%	02/16/21		45	51,340
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24		19	19,665
6.250%	04/01/21		57	59,458
6.375%	03/01/25		130	135,850
6.500%	01/15/24		10	10,525
6.500%	01/15/26		101	106,555
6.625%	04/01/23		138	146,194
6.633%	04/28/21		555	579,975

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
6.731%	04/28/22	298	$313,362
6.836%	04/28/23	51	53,869
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	200	183,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	521	539,165
3.500%	11/01/24	145	154,212
3.850%	11/01/42	2,332	2,193,150
4.272%	01/15/36	50	51,171
4.500%	09/15/20	763	846,896
4.522%	09/15/48	115	119,749
4.672%	03/15/55	106	107,213
4.862%	08/21/46	1,714	1,873,551
5.012%	08/21/54	68	71,914
5.050%	03/15/34	220	244,177
5.150%	09/15/23	675	786,123
5.850%	09/15/35	50	60,692
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.500%	02/19/18	101	100,947
1.625%	03/20/17	99	99,284
West Corp.,
Sr. Sec’d. Notes, 144A
4.750%	07/15/21	33	32,587
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	300	285,750
Windstream Services LLC,
Gtd. Notes
7.500%	06/01/22	30	27,000
7.500%	04/01/23	355	316,837
7.750%	10/01/21	500	471,250

			32,602,796

Transportation — 0.3%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	215	204,250
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19	200	89,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	540	569,986
4.100%	06/01/21	725	801,511
4.150%	04/01/45	315	343,044
4.375%	09/01/42	88	97,840
4.450%	03/15/43	140	156,586
5.400%	06/01/41	115	142,588
5.750%	03/15/18	200	215,565
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	220,660
6.125%	09/15/15	32	39,895
7.125%	10/15/31	150	210,148

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21		65	$71,226
6.000%	10/01/36		100	127,585
7.375%	02/01/19		100	114,786
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		120	121,934
4.100%	02/01/45		400	406,699
4.550%	04/01/46		70	75,957
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes
9.250%	06/01/20		142	91,235
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		780	813,919
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		19	14,915
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		133	59,185
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22		69	48,645
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	353,320
3.850%	01/15/24		292	319,918
5.590%	05/17/25		74	89,694
6.000%	05/23/2111		184	226,785
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		56	56,375
2.500%	03/01/18		55	55,826
3.500%	06/01/17		516	525,563
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes(i)
8.875%	06/15/21		174	34,800
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	297,201
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	(a)	230	219,363

				7,216,004

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	790,340

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	331,419
4.300%	12/01/42		46	51,710

				383,129

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Water (continued)
TOTAL CORPORATE BONDS (cost $478,240,070)				$490,499,294
FOREIGN GOVERNMENT BONDS — 1.2%
France Government Bond OAT (France),
Bonds
3.250%	05/25/45	EUR	4,800	8,449,087
4.750%	04/25/35	EUR	6,100	11,725,079
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
5.500%	11/01/22	EUR	4,500	6,486,197
Sr. Unsec’d. Notes
3.500%	03/01/30	EUR	2,000	2,725,378
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		600	645,930
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	325,405
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26		120	157,998

TOTAL FOREIGN GOVERNMENT BONDS (cost $28,642,120)				30,515,074

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		175	243,733
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		180	272,390

				516,123

New York
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40		150	202,590
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		265	303,179
5.647%	11/01/40		220	289,219
5.647%	11/01/40		60	78,769

				873,757

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50		150	221,079

TOTAL MUNICIPAL BONDS (cost $1,308,033)				1,610,959

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
3.232%(c)	09/25/35		99	87,048
Alternative Loan Trust,
Series 2005-J6, Class 2A1
5.500%	07/25/25		21	20,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.643%(c)	09/25/46	459	$311,190
Banc of America Alternative Loan Trust,
Series 2003-7, Class 2A4
5.000%	09/25/18	91	91,286
Series 2003-11, Class 2A1
6.000%	01/25/34	176	180,539
Series 2004-1, Class 1A1
6.000%	02/25/34	129	136,894
Series 2004-6, Class 4A1
5.000%	07/25/19	128	129,955
Series 2004-7, Class 3A1
6.000%	08/25/34	218	221,894
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	278	278,735
Series 2005-7, Class 30PO, PO
4.903%(s)	11/25/35	46	36,577
Series 2006-1, Class 2A1
5.500%	01/25/36	23	22,305
Series 2006-D, Class 5A2
3.246%(c)	05/20/36	27	24,023
Series 2014-R7, Class 1A1, 144A
0.596%(c)	05/26/36	154	139,383
Series 2014-R7, Class 2A1, 144A
0.586%(c)	09/26/36	81	75,613
Banc of America Mortgage Trust,
Series 2004-5, Class 3A3
5.000%	06/25/19	84	85,022
Series 2004-C, Class 2A1
3.198%(c)	04/25/34	208	206,669
Series 2004-D, Class 2A1
3.260%(c)	05/25/34	5	4,704
Series 2004-D, Class 2A2
3.260%(c)	05/25/34	38	37,629
Series 2007-3, Class 1A1
6.000%	09/25/37	173	156,198
BCAP LLC Trust,
Series 2013-RR12, Class 2A7
0.331%(c)	05/26/37	88	87,155
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.930%(c)	07/25/33	145	144,656
Series 2005-12, Class 22A1
2.455%(c)	02/25/36	124	113,723
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.250%	10/25/34	181	180,688
CHL Mortgage Pass-Through Trust,
Series 2007-5, Class A6
0.796%(c)	05/25/37	42	30,270
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	92	88,613
Series 2007-5, Class 1A9
6.000%	06/25/37	412	419,814

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	38	$37,513
Series 2008-AR4, Class 1A1A, 144A
2.971%(c)	11/25/38	202	200,335
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	33	33,479
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	35	35,330
Series 2013-11, Class 1A4, 144A
0.606%(c)	10/25/46	46	48,729
Series 2014-10, Class 1A1, 144A
0.581%(c)	11/25/36	80	72,177
Series 2014-10, Class 3A1, 144A
0.645%(c)	07/25/36	99	90,877
Series 2014-10, Class 4A1, 144A
0.608%(c)	02/25/37	125	112,170
Series 2014-10, Class 5A1, 144A
0.596%(c)	06/25/36	72	65,548
Series 2014-11, Class 4A1, 144A
0.546%(c)	07/25/36	84	74,233
Series 2014-12, Class 1A4, 144A
0.571%(c)	08/25/36	307	281,650
Series 2014-12, Class 2A4, 144A
4.235%(c)	02/25/37	77	75,073
Series 2014-C, Class A, 144A
3.250%(c)	02/25/54	152	144,244
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	110	109,606
Series 2005-2, Class 2A11
5.500%	05/25/35	193	197,512
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-4, Class A13
5.250%	05/25/34	11	11,418
Series 2004-5, Class 2A9
5.250%	05/25/34	327	327,733
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR5, Class 7A2
2.811%(c)	06/25/34	87	83,798
Series 2005-5, Class 1A1
5.000%	07/25/20	113	111,953
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.236%(c)	07/27/36	58	57,416
Series 2014-10R, Class 4A1, 144A
0.606%(c)	12/27/36	62	59,590
Series 2014-11R, Class 8A1, 144A
0.776%(c)	04/27/37	46	44,118
Series 2014-11R, Class 9A1, 144A
0.576%(c)	10/27/36	183	174,041
Series 2015-3R, Class 5A1, 144A
0.586%(c)	09/29/36	186	178,838
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1
0.953%(c)	02/25/35	39	35,119
Series 2005-1, Class 2A1
5.823%(c)	02/25/20	21	21,160

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Mortgage Securities, Inc.,
Series 2007-WM1, Class A1, 144A
4.126%(c)	06/27/37		239	$235,918
Fannie Mae Connecticut Avenue Securities,
Series 2015-C04, Class 1M2
6.153%(c)	04/25/28	(x)	196	201,988
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41		719	850,442
Series 2002-T1, Class A2
7.000%	11/25/31		493	601,419
Series 2002-T4, Class A2
7.000%	12/25/41		556	651,158
Series 2004-T1, Class 1A1
6.000%	01/25/44		487	569,835
Fannie Mae Interest Strip,
Series 293, Class 1, PO
1.346%(s)	12/25/24		200	192,374
Series 369, Class 12, IO
5.500%(c)	05/25/36		716	113,931
Series 383, Class 60, IO
6.500%	10/25/37		173	34,256
Series 416, Class A300
3.000%	11/25/42		2,168	2,227,340
Series 417, Class C11, IO
2.500%	02/25/28		5,331	450,289
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23		240	266,774
Series 1993-136, Class ZB
6.792%(c)	07/25/23		167	183,731
Series 1993-141, Class Z
7.000%	08/25/23		165	182,043
Series 1993-147, Class Z
7.000%	08/25/23		135	150,570
Series 1994-29, Class Z
6.500%	02/25/24		257	288,581
Series 1996-4, Class SA, IO
8.047%(c)	02/25/24		64	12,970
Series 1997-33, Class PA
8.500%	06/18/27		349	403,583
Series 1997-57, Class PN
5.000%	09/18/27		213	234,940
Series 2001-16, Class Z
6.000%	05/25/31		271	311,599
Series 2001-81, Class HE
6.500%	01/25/32		400	465,920
Series 2002-14, Class A1
7.000%	01/25/42		985	1,169,821
Series 2002-26, Class A2
7.500%	01/25/48		483	596,465
Series 2002-82, Class PE
6.000%	12/25/32		408	460,178
Series 2002-86, Class PG
6.000%	12/25/32		863	993,217
Series 2002-90, Class A2
6.500%	11/25/42		224	254,802
Series 2003-18, Class A1

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.500%	12/25/42	367	$439,906
Series 2003-21, Class OU
5.500%	03/25/33	122	137,803
Series 2003-24, Class MZ
5.500%	04/25/33	470	522,972
Series 2003-48, Class GH
5.500%	06/25/33	2,104	2,408,424
Series 2003-64, Class KF
0.957%(c)	07/25/18	72	72,460
Series 2003-81, Class FC
0.853%(c)	08/25/17	11	11,003
Series 2004-36, Class SA
18.278%(c)	05/25/34	108	156,354
Series 2004-45, Class ZL
6.000%	10/25/32	367	414,028
Series 2004-60, Class PA
5.500%	04/25/34	105	109,892
Series 2004-61, Class NS, IO
7.247%(c)	08/25/34	26	5,460
Series 2004-68, Class LC
5.000%	09/25/29	368	410,582
Series 2004-101, Class HD
5.000%	01/25/20	177	182,132
Series 2005-13, Class AS, IO
5.647%(c)	03/25/35	22	3,674
Series 2005-22, Class DA
5.500%	12/25/34	122	131,757
Series 2005-30, Class UG
5.000%	04/25/35	615	686,598
Series 2005-57, Class NK
20.187%(c)	07/25/35	81	128,084
Series 2005-84, Class XM
5.750%	10/25/35	140	153,732
Series 2005-87, Class QZ
5.000%	10/25/35	326	348,151
Series 2005-97, Class PO, PO
2.555%(s)	11/25/35	783	765,507
Series 2005-102, Class PG
5.000%	11/25/35	1,205	1,348,884
Series 2005-110, Class GL
5.500%	12/25/35	562	670,907
Series 2006-2, Class LY
8.000%(c)	12/25/35	29	34,388
Series 2006-9, Class KZ
6.000%	03/25/36	581	663,204
Series 2006-20, Class IB, IO
6.137%(c)	04/25/36	472	79,388
Series 2006-23, Class NS
9.000%(c)	04/25/36	45	54,165
Series 2006-48, Class ND
6.250%	03/25/36	127	132,188
Series 2006-60, Class CO, PO
1.691%(s)	06/25/35	128	126,346
Series 2006-65, Class TE
5.500%	05/25/35	17	16,876
Series 2006-72, Class XI, IO
6.047%(c)	08/25/36	16	2,647
Series 2006-77, Class PC

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.500%	08/25/36	310	$361,097
Series 2006-108, Class S, IO
6.747%(c)	11/25/36	40	11,075
Series 2007-46, Class PA
6.000%	04/25/37	135	144,510
Series 2007-58, Class SV, IO
6.297%(c)	06/25/37	452	76,163
Series 2007-79, Class PE
5.000%	08/25/37	1,657	1,786,601
Series 2007-102, Class SA, IO
5.947%(c)	11/25/37	981	169,648
Series 2008-34, Class GS, IO
5.997%(c)	05/25/38	22	4,053
Series 2008-91, Class SI, IO
5.547%(c)	03/25/38	744	89,335
Series 2008-95, Class AI, IO
5.000%	12/25/23	85	1,985
Series 2009-15, Class SA, IO
5.747%(c)	03/25/24	282	20,923
Series 2009-62, Class WA
5.565%(c)	08/25/39	972	1,105,505
Series 2009-112, Class ST, IO
5.797%(c)	01/25/40	988	159,007
Series 2009-112, Class SW, IO
5.797%(c)	01/25/40	649	104,536
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,509,025
Series 2010-19, Class MV
5.000%	02/25/21	655	694,143
Series 2010-35, Class SB, IO
5.967%(c)	04/25/40	377	50,775
Series 2010-43, Class CI, IO
4.500%	02/25/25	209	8,479
Series 2010-49, Class SC
11.753%(c)	03/25/40	197	254,633
Series 2010-64, Class DM
5.000%	06/25/40	295	329,251
Series 2011-18, Class UA
4.000%	08/25/38	59	58,988
Series 2011-22, Class MA
6.500%	04/25/38	372	411,214
Series 2011-39, Class ZA
6.000%	11/25/32	477	551,917
Series 2011-52, Class GB
5.000%	06/25/41	692	772,646
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,848,859
Series 2011-70, Class CL
3.000%	08/25/26	4	3,562
Series 2012-42, Class PS, IO
6.127%(c)	08/25/41	110	9,087
Series 2012-73, Class LS, IO
5.597%(c)	06/25/39	790	101,209
Series 2012-74, Class AS, IO
5.597%(c)	03/25/39	512	63,355
Series 2012-84, Class QS, IO
6.197%(c)	09/25/31	131	22,644
Series 2012-84, Class SQ, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.197%(c)	08/25/32	84	$17,990
Series 2012-87, Class NS, IO
5.597%(c)	02/25/39	352	48,851
Series 2012-94, Class KS, IO
6.197%(c)	05/25/38	272	47,672
Series 2012-94, Class SL, IO
6.247%(c)	05/25/38	238	42,117
Series 2012-98, Class SA, IO
5.597%(c)	05/25/39	352	51,112
Series 2012-104, Class QS, IO
5.647%(c)	03/25/39	114	16,723
Series 2012-107, Class QS, IO
5.647%(c)	10/25/40	100	16,709
Series 2012-110, Class MS, IO
5.547%(c)	10/25/42	110	23,457
Series 2012-110, Class SB, IO
6.247%(c)	10/25/32	173	35,706
Series 2012-111, Class KS, IO
5.697%(c)	01/25/40	52	7,115
Series 2012-114, Class DS, IO
5.647%(c)	08/25/39	285	39,196
Series 2012-120, Class ES, IO
5.747%(c)	11/25/39	244	42,603
Series 2012-120, Class SE, IO
5.747%(c)	02/25/39	376	60,029
Series 2012-124, Class DS, IO
5.697%(c)	04/25/40	252	40,165
Series 2012-124, Class LS, IO
5.747%(c)	07/25/40	294	49,531
Series 2012-137, Class CS, IO
5.747%(c)	08/25/41	329	62,639
Series 2013-4, Class AJ
3.500%	02/25/43	1,140	1,209,298
Series 2013-4, Class PC
2.000%	06/25/42	1,425	1,451,031
Series 2013-9, Class SG, IO
5.747%(c)	03/25/39	474	84,298
Series 2013-83, Class CA
3.500%	10/25/37	1,201	1,264,030
Series 2013-96, Class YA
3.500%	09/25/38	1,782	1,895,146
Series 2013-131, Class S, IO
5.597%(c)	01/25/34	105	22,609
Series 2016-38, Class NA
3.000%	01/25/46	3,431	3,622,913
Series G93-17, Class S, IO
8.547%(c)	04/25/23	231	42,854
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	339	377,636
Series 2001-W3, Class A
6.703%(c)	09/25/41	386	440,003
Series 2002-W6, Class 2A1
6.247%(c)	06/25/42	251	300,048
Series 2003-W2, Class 2A9
5.900%	07/25/42	170	197,400
Series 2003-W3, Class 2A5
5.356%	06/25/42	383	443,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,330	$1,520,322
Series 2003-W6, Class 3A
6.500%	09/25/42	314	373,960
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,290	1,394,488
Series 2003-W12, Class 2A7
4.680%	06/25/43	373	405,806
Series 2004-W2, Class 2A2
7.000%	02/25/44	272	320,457
Series 2004-W2, Class 5A
7.500%	03/25/44	315	366,060
Series 2004-W6, Class 3A4
6.500%	07/25/34	361	371,221
Series 2004-W8, Class 2A
6.500%	06/25/44	331	380,298
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,644	1,970,122
Series 2004-W12, Class 1A2
6.500%	07/25/44	941	1,163,137
Series 2005-W1, Class 1A2
6.500%	10/25/44	306	364,529
Series 2005-W4, Class 1A1
6.000%	08/25/45	208	241,087
Series 2007-W7, Class 2A2, IO
6.077%(c)	07/25/37	31	6,076
Series 2007-W10, Class 2A
6.342%(c)	08/25/47	319	365,958
Series 2009-W1, Class A
6.000%	12/25/49	607	702,898
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	694	845,982
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	318	356,261
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.690%(c)	09/25/33	375	379,592
Freddie Mac REMICS,
Series 1049, Class S
37.559%(c)	02/15/21	9	12,799
Series 1621, Class J
6.400%	11/15/23	97	106,096
Series 1630, Class PK
6.000%	11/15/23	231	254,049
Series 1675, Class KZ
6.500%	02/15/24	225	258,682
Series 1680, Class PK
6.500%	02/15/24	246	282,926
Series 1695, Class EB
7.000%	03/15/24	300	336,786
Series 1980, Class Z
7.000%	07/15/27	382	435,727
Series 2353, Class KZ
6.500%	09/15/31	403	480,148
Series 2378, Class PE
5.500%	11/15/16	7	6,571

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2535, Class AW
5.500%	12/15/32	170	$193,276
Series 2557, Class HL
5.300%	01/15/33	1,081	1,212,263
Series 2595, Class DC
5.000%	04/15/23	680	734,300
Series 2595, Class GC
5.500%	04/15/23	229	250,630
Series 2611, Class TM
10.000%(c)	05/15/33	49	61,430
Series 2626, Class JC
5.000%	06/15/23	1,346	1,440,409
Series 2628, Class AB
4.500%	06/15/18	50	50,923
Series 2630, Class FL
0.942%(c)	06/15/18	50	49,772
Series 2643, Class SA
42.627%(c)	03/15/32	35	67,000
Series 2684, Class PO, PO
2.054%(s)	01/15/33	7	7,197
Series 2764, Class UG
5.000%	03/15/34	1,360	1,601,983
Series 2862, Class GB
5.000%	09/15/24	231	249,669
Series 2864, Class NB
5.500%	07/15/33	378	393,631
Series 2885, Class LZ
6.000%	11/15/34	1,240	1,534,995
Series 2893, Class PE
5.000%	11/15/34	582	646,213
Series 2922, Class SU
13.416%(c)	02/15/35	82	109,991
Series 2980, Class QA
6.000%	05/15/35	556	652,128
Series 2990, Class SR, IO
6.169%(c)	03/15/35	978	153,966
Series 3005, Class ED
5.000%	07/15/25	491	534,432
Series 3017, Class OC, PO
1.978%(s)	08/15/25	187	179,339
Series 3126, Class AO, PO
2.220%(s)	03/15/36	142	131,435
Series 3171, Class OJ, PO
1.500%(s)	06/15/36	14	12,763
Series 3187, Class Z
5.000%	07/15/36	863	957,647
Series 3201, Class IN, IO
5.769%(c)	08/15/36	793	118,692
Series 3218, Class HS, IO
6.719%(c)	09/15/26	584	92,539
Series 3237, Class BO, PO
1.898%(s)	11/15/36	397	348,848
Series 3306, Class TB
3.192%(c)	04/15/37	38	40,942
Series 3306, Class TC
2.652%(c)	04/15/37	33	35,522
Series 3383, Class KB
5.500%	11/15/27	1,140	1,332,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3385, Class SN, IO
5.519%(c)	11/15/37	167	$23,265
Series 3405, Class PE
5.000%	01/15/38	752	841,028
Series 3443, Class PT
6.500%	03/15/37	1,025	1,189,629
Series 3564, Class JA
4.000%	01/15/18	58	59,433
Series 3593, Class SL, IO
5.919%(c)	11/15/24	430	49,240
Series 3605, Class NC
5.500%	06/15/37	955	1,110,082
Series 3609, Class SA, IO
5.859%(c)	12/15/39	1,140	275,328
Series 3648, Class CY
4.500%	03/15/30	1,319	1,441,243
Series 3662, Class PJ
5.000%	04/15/40	1,135	1,268,575
Series 3677, Class PB
4.500%	05/15/40	1,546	1,688,870
Series 3688, Class GT
7.266%(c)	11/15/46	296	347,778
Series 3692, Class PS, IO
6.119%(c)	05/15/38	39	1,840
Series 3737, Class LI, IO
4.500%	05/15/24	111	3,908
Series 3739, Class MC
4.000%	11/15/38	1,270	1,366,258
Series 3740, Class SB, IO
5.519%(c)	10/15/40	614	99,786
Series 3747, Class HI, IO
4.500%	07/15/37	319	12,159
Series 3784, Class S, IO
6.119%(c)	07/15/23	695	72,674
Series 3850, Class LS, IO
1.708%(c)	05/15/39	85	5,619
Series 3852, Class QN
5.500%(c)	05/15/41	438	484,829
Series 3852, Class TP
5.500%(c)	05/15/41	529	601,985
Series 3855, Class HI, IO
4.000%	02/15/26	646	29,033
Series 3859, Class JB
5.000%	05/15/41	1,138	1,285,005
Series 3962, Class KS, IO
1.917%(c)	06/15/38	174	13,360
Series 3997, Class HS, IO
6.069%(c)	03/15/38	277	23,284
Series 4013, Class SB, IO
5.969%(c)	03/15/42	119	27,150
Series 4030, Class IL, IO
3.500%	04/15/27	3,774	382,224
Series 4057, Class BS, IO
5.569%(c)	09/15/39	232	27,782
Series 4057, Class CS, IO
5.569%(c)	04/15/39	155	20,011
Series 4057, Class SA, IO
5.569%(c)	04/15/39	2,009	208,560

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4073, Class AS, IO
5.569%(c)	08/15/38		297	$34,695
Series 4083, Class MS, IO
5.569%(c)	05/15/39		356	46,660
Series 4086, Class TS, IO
5.619%(c)	04/15/37		279	23,349
Series 4093, Class SD, IO
6.219%(c)	01/15/38		308	54,080
Series 4097, Class TS, IO
5.619%(c)	05/15/39		387	54,832
Series 4099, Class BS, IO
5.569%(c)	06/15/39		194	27,840
Series 4100, Class KJ
3.500%	08/15/42		21	21,716
Series 4102, Class SW, IO
5.619%(c)	05/15/39		99	16,224
Series 4113, Class JS, IO
5.569%(c)	07/15/39		87	11,766
Series 4116, Class MS, IO
5.719%(c)	11/15/39		147	25,755
Series 4123, Class SA, IO
5.719%(c)	09/15/39		103	14,826
Series 4132, Class SE, IO
5.719%(c)	12/15/40		131	21,619
Series 4136, Class SA, IO
5.719%(c)	12/15/39		117	16,883
Series 4174, Class SA, IO
5.719%(c)	05/15/39		675	99,302
Series 4199, Class SD, IO
5.719%(c)	06/15/39		430	60,282
Series 4229, Class AS, IO
5.669%(c)	12/15/38		144	16,000
Series 4267, Class CI, IO
4.000%	05/15/39		176	16,565
Series 4374, Class NC
1.750%	02/15/46		2,075	2,168,500
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42		1,211	1,305,484
Series 304, Class C32, IO
3.000%	12/15/27		2,979	287,678
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.653%(c)	02/25/24	(x)	750	760,086
Series 2014-DN3, Class M2
2.853%(c)	08/25/24	(x)	171	172,118
Series 2014-DN3, Class M3
4.453%(c)	08/25/24	(x)	250	249,196
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19		67	66,719
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.518%(c)	06/16/32		673	149,224
Series 2002-84, Class PH
6.000%	11/16/32		962	1,105,211
Series 2003-25, Class PZ
5.500%	04/20/33		649	733,899

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-58, Class PC
5.000%	07/20/33	1,793	$2,009,216
Series 2003-86, Class ZC
4.500%	10/20/33	481	518,148
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,664,057
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	1,968	10,670
Series 2004-30, Class UC
5.500%	02/20/34	344	362,032
Series 2004-86, Class SP, IO
5.613%(c)	09/20/34	934	136,976
Series 2004-88, Class ES, IO
5.618%(c)	06/17/34	952	112,829
Series 2005-7, Class NL, IO
6.268%(c)	03/17/33	12	1,247
Series 2005-30, Class WD
6.000%	07/20/33	367	394,248
Series 2006-23, Class S, IO
6.013%(c)	01/20/36	570	41,069
Series 2006-26, Class S, IO
6.013%(c)	06/20/36	604	122,938
Series 2007-16, Class KU, IO
6.163%(c)	04/20/37	766	139,966
Series 2007-24, Class SA, IO
6.023%(c)	05/20/37	1,664	314,062
Series 2007-35, Class TE
6.000%	06/20/37	1,532	1,723,506
Series 2007-58, Class SD, IO
6.003%(c)	10/20/37	1,001	193,931
Series 2007-59, Class SP, IO
6.183%(c)	04/20/37	618	58,849
Series 2008-36, Class AY
5.000%	04/16/23	530	555,526
Series 2008-47, Class ML
5.250%	06/16/38	760	890,550
Series 2008-62, Class SA, IO
5.663%(c)	07/20/38	457	83,410
Series 2008-73, Class SK, IO
6.253%(c)	08/20/38	930	163,896
Series 2008-79, Class SA, IO
7.063%(c)	09/20/38	454	90,593
Series 2009-6, Class CI, IO
6.500%	11/16/38	130	10,405
Series 2009-16, Class SJ, IO
6.313%(c)	05/20/37	1,035	185,053
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	2,287	73,469
Series 2009-41, Class GS, IO
5.568%(c)	06/16/39	35	5,153
Series 2009-65, Class LB
6.000%	07/16/39	156	173,034
Series 2009-77, Class CS, IO
6.518%(c)	06/16/38	1,044	107,452
Series 2009-81, Class A
5.750%	09/20/36	264	295,167
Series 2009-106, Class ST, IO
5.513%(c)	02/20/38	861	146,679

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2009-106, Class XL, IO
6.263%(c)	06/20/37	729	$93,098
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	3,742	52,836
Series 2010-4, Class SB, IO
6.018%(c)	08/16/39	837	72,944
Series 2010-14, Class AO, PO
1.301%(s)	12/20/32	80	78,361
Series 2010-14, Class QP
6.000%	12/20/39	72	74,780
Series 2010-31, Class SK, IO
5.613%(c)	11/20/34	515	82,136
Series 2010-85, Class ID, IO
6.000%	09/20/39	585	98,766
Series 2010-129, Class AW
6.110%(c)	04/20/37	1,395	1,581,554
Series 2010-157, Class OP, PO
2.593%(s)	12/20/40	748	677,977
Series 2011-75, Class GP
4.000%	05/20/41	1,848	2,061,608
Series 2012-H31, Class FD
0.778%(c)	12/20/62	1,281	1,266,179
Series 2013-69, Class SM, IO
5.713%(c)	05/20/43	74	11,268
Series 2013-165, Class ST, IO
5.663%(c)	11/20/43	106	19,559
Series 2013-H04, Class BA
1.650%	02/20/63	1,488	1,494,593
Series 2013-H05, Class FB
0.838%(c)	02/20/62	1,193	1,190,201
Series 2014-119, Class SA, IO
5.113%(c)	08/20/44	665	110,967
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.763%(c)	10/25/45	410	329,019
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A
0.616%(c)	04/26/37	76	71,228
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
2.908%(c)	09/25/34	146	138,171
Series 2004-6F, Class 2A4
5.500%	05/25/34	187	191,735
Series 2005-7F, Class 3A2
0.953%(c)	09/25/35	1,261	1,154,316
Series 2006-2F, Class 2A1
5.750%	02/25/36	38	35,417
Series 2006-3F, Class 2A7
5.750%	03/25/36	127	116,194
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.802%(c)	12/19/34	44	35,606
Series 2006-9, Class 2A1A
0.658%(c)	11/19/36	104	76,060
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.553%(c)	09/25/34	535	523,416

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	240		$239,730
Series 2005-S2, Class 4A3
5.500%	09/25/20	76		73,611
Series 2006-A2, Class 5A1
2.705%(c)	11/25/33	70		70,518
Series 2006-A2, Class 5A3
2.705%(c)	11/25/33	266		267,133
Series 2007-A1, Class 5A5
2.826%(c)	07/25/35	149		148,564
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.990%(c)	08/26/35	—	(r)	112
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	27		26,256
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.753%(c)	11/25/35	50		42,708
Series 2006-18N, Class A2A
0.603%(c)	12/25/36	16		15,885
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A^
3.539%(c)	09/01/21	193		191,088
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.725%(c)	08/25/34	214		210,873
Series 2004-13, Class 3A7
2.924%(c)	11/21/34	236		239,968
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	50		50,524
Series 2003-9, Class 5A1
4.500%	12/25/18	114		114,969
Series 2004-1, Class 4A1
5.500%	02/25/34	116		117,868
Series 2004-3, Class 2A1
6.250%	04/25/34	295		307,276
Series 2005-5, Class 3A1
5.750%	08/25/35	90		73,064
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	629		639,509
Series 2004-6, Class 3A1
5.250%	07/25/19	75		75,088
Series 2004-6, Class 4A1
5.000%	07/25/19	90		90,192
Series 2004-P7, Class A6, 144A(g)
5.500%	12/27/33	141		153,184
Series 2006-3, Class 30PO, PO
5.530%(s)	10/25/36	198		151,683
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
1.086%(c)	10/25/28	562		547,632
Series 2004-B, Class A1
0.936%(c)	05/25/29	458		444,710
Series 2004-HB1, Class A3

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.498%(c)	04/25/29	154	$150,204
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
2.030%(c)	03/25/33	316	285,759
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.669%(c)	09/25/34	247	240,865
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
0.660%(c)	12/26/36	85	77,594
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	190	191,505
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	98	98,458
Series 2004-CL1, Class 1A1
6.000%	02/25/34	264	275,340
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	194	197,455
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.576%(c)	09/26/36	27	25,878
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	39	38,630
Series 2003-QS20, Class A1
5.000%	11/25/18	31	31,113
Series 2004-QS3, Class CB
5.000%	03/25/19	110	109,033
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.925%(c)	12/25/34	236	236,763
Series 2006-A1, Class 1A6
0.953%(c)	04/25/36	99	55,755
Series 2006-R1, Class A2
0.853%(c)	01/25/46	309	141,908
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	143	146,355
Series 2006-S9, Class A1
6.250%	09/25/36	103	94,686
Series 2006-S12, Class 2A2
6.000%	12/25/36	118	111,059
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.610%(c)	09/20/34	354	339,174
Springleaf Mortgage Loan Trust,
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	231	230,031
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	99,749
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	158,767
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	99,805
Series 2013-2A, Class M1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.520%(c)	12/25/65	1,107	$1,105,907
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,073,447
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
2.557%(c)	06/25/34	26	26,334
Series 2004-9XS, Class A
0.823%(c)	07/25/34	1,261	1,208,010
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
1.148%(c)	03/19/34	967	930,997
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
2.661%(c)	06/25/33	98	99,894
Series 2003-26A, Class 3A5
2.691%(c)	09/25/33	420	403,177
Series 2003-29, Class 1A1
4.750%	09/25/18	53	53,760
Series 2003-32, Class 5A1
5.818%(c)	11/25/33	104	107,095
Series 2004-7, Class 2A1
5.490%(c)	05/25/24	133	135,779
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
1.193%(c)	09/25/44	454	413,583
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	249	288,543
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.831%(c)	05/25/33	342	344,807
Series 2003-S1, Class A5
5.500%	04/25/33	246	253,223
Series 2004-S3, Class 3A2
6.000%	07/25/34	301	313,817
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-7, Class 1A2
0.896%(c)	09/25/35	38	28,199
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.728%(c)	02/25/34	61	60,763
Series 2004-EE, Class 2A2
2.952%(c)	12/25/34	277	281,262
Series 2004-O, Class A1
2.757%(c)	08/25/34	153	151,735
Series 2005-16, Class A8
5.750%	01/25/36	18	18,732
Series 2005-AR9, Class 3A1
3.026%(c)	06/25/34	223	226,838
Series 2006-11, Class A8
6.000%	09/25/36	72	69,261
Series 2006-17, Class A1
5.500%	11/25/21	37	37,547
Series 2007-3, Class 3A1
5.500%	04/25/22	6	6,477
Series 2007-11, Class A85
6.000%	08/25/37	192	188,714
Series 2007-11, Class A96

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	08/25/37	23	$22,656

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $131,020,318)			136,211,305

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Fannie Mae Principal Strip, Notes, MTN, PO
3.415%(s)	05/15/30	1,750	1,225,301
Federal Home Loan Mortgage Corp.
2.398%(c)	10/01/36	110	116,736
3.000%	12/01/42	2,333	2,443,911
3.500%	09/01/32-04/01/33	6,265	6,697,790
4.000%	02/01/26-10/01/42	3,088	3,330,614
5.000%	11/01/23	294	304,809
5.500%	12/01/24-06/01/35	1,256	1,382,395
6.000%	12/01/23-12/01/36	1,228	1,399,423
6.500%	10/01/22-05/01/37	1,174	1,359,996
7.000%	09/01/36-11/01/37	724	854,676
8.000%	02/01/38	99	108,816
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,463,893
2.140%	04/01/19	1,626	1,666,525
2.330%	01/01/23	1,909	1,982,968
2.340%	12/01/22	2,216	2,303,645
2.350%	05/01/23	1,405	1,460,951
2.370%	12/01/22	1,536	1,599,107
2.480%	02/01/25	2,055	2,119,401
2.490%	10/01/17	902	912,977
2.520%	05/01/23	2,000	2,098,888
2.570%	03/01/23	1,932	2,025,933
2.619%	12/01/22	1,480	1,551,015
2.710%	10/01/22	2,146	2,207,534
2.750%	03/01/22	1,240	1,310,506
2.820%	12/01/24	2,144	2,274,584
2.900%	12/01/24	3,571	3,803,925
2.960%	04/01/22	1,856	1,981,854
3.000%	TBA	440	456,620
3.025%	08/01/29	1,450	1,547,073
3.030%	12/01/21	1,685	1,800,769
3.070%	02/01/25	2,565	2,760,909
3.340%	11/01/30	719	783,433
3.380%	01/01/18	1,430	1,466,003
3.416%	10/01/20	1,011	1,094,392
3.440%	11/01/23	2,355	2,583,694
3.460%(s)	06/01/17	1,675	1,665,588
3.500%	07/01/32-07/01/43	21,523	22,910,070
3.590%	10/01/20	1,341	1,456,955
3.690%	11/01/23	1,345	1,500,212
3.743%	06/01/18	1,584	1,641,150
3.885%	08/01/25	1,850	2,080,618
4.000%	06/01/42-07/01/43	12,080	13,153,777
4.010%	08/01/21	1,644	1,820,135
4.340%	04/01/20	1,762	1,936,181
4.500%	04/01/44	3,752	4,192,211
5.000%	12/01/19-10/01/39	2,794	3,071,967

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/19-01/01/38		661	$728,129
6.000%	09/01/19-08/01/37		3,010	3,423,150
6.262%(c)	09/01/37		75	77,410
6.500%	09/01/22-10/01/38		982	1,123,505
7.000%	05/01/17-04/01/37		120	140,744
8.000%	12/01/36		997	1,232,960
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41		3,111	3,629,370
6.500%	10/15/23-12/20/40		1,970	2,368,820
7.000%	10/20/38-12/20/38		470	549,838
7.500%	01/20/35		262	312,770
8.000%	05/20/32		670	795,602
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21		1,500	1,414,512
2.745%(s)	01/15/30		1,000	719,362
Tennessee Valley Authority
4.875%	01/15/48		885	1,108,966
5.250%	09/15/39		130	178,158
5.880%	04/01/36		3,430	4,970,530
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	699,410

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $135,558,912)				141,383,166

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds
3.750%	08/15/41		6,400	8,348,250
4.375%	11/15/39-05/15/40		4,405	6,265,198
4.500%	02/15/36-08/15/39		2,560	3,695,043
U.S. Treasury Notes
0.500%	01/31/17	(k)	13,724	13,728,556
0.750%	02/15/19		360	360,703
0.875%	11/15/17		10,000	10,041,410
1.375%	01/31/20		10,000	10,190,620
1.750%	05/15/23		5,000	5,158,010
2.125%	08/15/21-05/15/25		35,050	36,983,983
2.750%	11/30/16		10,000	10,098,830
3.125%	05/15/21	(k)	90	99,018
4.250%	11/15/17		3,700	3,886,154
8.125%	05/15/21		2,000	2,678,438
8.750%	08/15/20		2,500	3,296,095
U.S. Treasury Strip Coupon
1.376%(s)	02/15/18		2,000	1,980,480
1.466%(s)	11/15/17		5,000	4,959,930
1.853%(s)	11/15/27		2,850	2,336,490
1.860%(s)	02/15/20		7,000	6,782,454
1.928%(s)	08/15/24		6,000	5,315,610
1.930%(s)	08/15/23		815	738,839
2.040%(s)	05/15/21		3,200	3,038,515
2.067%(s)	08/15/34		4,340	2,961,881
2.310%(s)	08/15/32		600	434,873
2.401%(s)	02/15/22		2,825	2,635,719
2.458%(s)	05/15/34		5,100	3,507,994
2.479%(s)	11/15/33		7,600	5,313,973
2.486%(s)	05/15/32		5,000	3,648,340
2.486%(s)	02/15/34		2,500	1,732,373
2.494%(s)	11/15/28		3,000	2,398,308
2.595%(s)	11/15/26		1,800	1,510,922
2.607%(s)	05/15/28		16,085	12,998,819

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
2.660%(s)	05/15/20	10,084	$9,725,544
2.666%(s)	02/15/23	13,795	12,629,888
2.749%(s)	08/15/20	6,500	6,253,702
2.809%(s)	05/15/33	2,500	1,774,243
2.923%(s)	02/15/29	5,395	4,287,493
3.095%(s)	11/15/32	11,200	8,060,875
3.382%(s)	05/15/31	3,335	2,499,106
4.165%(s)	02/15/30	4,000	3,094,676
4.357%(s)	11/15/29	3,000	2,336,991
5.143%(s)	08/15/17	3,000	2,981,541
9.932%(s)	08/15/18	2,500	2,467,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $221,325,519)			233,237,877

TOTAL LONG-TERM INVESTMENTS (cost $2,222,687,775)			2,317,730,579

		Shares
SHORT-TERM INVESTMENTS — 12.8%
AFFILIATED MUTUAL FUND — 12.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $333,381,936; includes $28,915,694 of cash collateral for securities on loan)(b)(w)(Note 4)		333,381,936	333,381,936

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills
0.286%	01/05/17	(hh)(k)		919	917,361
0.313%	10/06/16	(k)		15	14,990
0.315%	10/06/16	(k)		1,125	1,124,224
0.321%	07/07/16	(hh)		329	328,991
0.322%	07/07/16	(hh)		250	249,994
0.416%	07/07/16	(hh)		350	349,991
0.417%	07/07/16	(hh)		25	24,999
0.483%	03/30/17	(k)		225	224,330

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,234,785)					3,234,880

			Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
EuroDollar Futures,
expiring 09/16/16, Strike Price $97.75			EUR	35	87
expiring 12/19/16, Strike Price $98.00			EUR	43	106

TOTAL OPTIONS PURCHASED (cost $25,344)					193

		Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $336,642,065)		$336,617,009

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 101.3% (cost $2,559,329,840)		2,654,347,588

	Shares
SECURITIES SOLD SHORT(q) — (2.9)%
COMMON STOCKS — (2.9)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)	9,169	(1,190,778)
Hexcel Corp.	19,100	(795,324)
Lockheed Martin Corp.	2,530	(627,870)
Raytheon Co.	877	(119,228)

		(2,733,200)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	1,484	(110,187)
United Parcel Service, Inc. (Class B Stock)	1,861	(200,467)

		(310,654)

Airlines
American Airlines Group, Inc.	1,064	(30,122)

Auto Components
Autoliv, Inc. (Sweden)	1,533	(164,721)
BorgWarner, Inc.	10,094	(297,975)
Lear Corp.	1,127	(114,684)

		(577,380)

Automobiles
Ford Motor Co.	14,710	(184,905)
General Motors Co.	6,697	(189,525)

		(374,430)

Banks — (0.1)%
Associated Banc-Corp.	9,530	(163,440)
Bank of Hawaii Corp.	5,636	(387,757)
BB&T Corp.	2,298	(81,832)
Fifth Third Bancorp	13,259	(233,226)
First Horizon National Corp.	12,618	(173,876)
M&T Bank Corp.	1,409	(166,586)
People’s United Financial, Inc.	17,993	(263,777)
PNC Financial Services Group, Inc. (The)	2,939	(239,205)
U.S. Bancorp	9,147	(368,899)

		(2,078,598)

Beverages
Brown-Forman Corp. (Class B Stock)	8,309	(828,906)

Biotechnology
AbbVie, Inc.	7,180	(444,514)
Agios Pharmaceuticals, Inc.*	1,200	(50,274)
Alkermes PLC*	2,487	(107,488)
Amgen, Inc.	890	(135,414)
Bluebird Bio, Inc.*	2,600	(112,554)
Cepheid*	3,100	(95,325)
Ionis Pharmaceuticals, Inc.*	2,422	(56,408)

		(1,001,977)

Capital Markets
Federated Investors, Inc. (Class B Stock)	7,588	(218,383)
Franklin Resources, Inc.	10,084	(336,503)
Invesco Ltd.	2,303	(58,819)

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
T. Rowe Price Group, Inc.	2,878	$(210,008)

		(823,713)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	1,285	(182,521)
Ecolab, Inc.	3,185	(377,741)
LyondellBasell Industries NV (Class A Stock)	7,145	(531,731)
Praxair, Inc.	1,920	(215,789)
Sherwin-Williams Co. (The)	508	(149,184)
Westlake Chemical Corp.	1,734	(74,423)

		(1,531,389)

Commercial Services & Supplies
Covanta Holding Corp.	13,100	(215,495)
Stericycle, Inc.*	1,750	(182,210)

		(397,705)

Communications Equipment — (0.1)%
Arista Networks, Inc.*	900	(57,942)
Cisco Systems, Inc.	28,391	(814,538)
Juniper Networks, Inc.	17,671	(397,421)
ViaSat, Inc.*	5,800	(414,120)

		(1,684,021)

Consumer Finance
SLM Corp.*	10,000	(61,800)
Containers & Packaging
AptarGroup, Inc.	1,820	(144,017)
Avery Dennison Corp.	1,866	(139,484)
International Paper Co.	4,366	(185,031)
Sonoco Products Co.	2,825	(140,290)

		(608,822)

Diversified Financial Services
CME Group, Inc.	3,330	(324,342)
S&P Global, Inc.	1,111	(119,166)

		(443,508)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	2,053	(88,710)
CenturyLink, Inc.	11,976	(347,424)
Verizon Communications, Inc.*	26,560	(1,483,110)

		(1,919,244)

Electric Utilities — (0.1)%
Duke Energy Corp.	13,556	(1,162,969)
Southern Co. (The)	20,175	(1,081,985)

		(2,244,954)

Electrical Equipment
Acuity Brands, Inc.	1,199	(297,304)
Emerson Electric Co.	2,723	(142,032)
Rockwell Automation, Inc.	1,812	(208,054)

		(647,390)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	8,295	(475,552)
CDW Corp.	5,300	(212,424)
Dolby Laboratories, Inc. (Class A Stock)	10,400	(497,640)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Jabil Circuit, Inc.	18,900	$(349,083)
Knowles Corp.*	12,300	(168,264)
National Instruments Corp.	15,300	(419,220)
Zebra Technologies Corp. (Class A Stock)*	5,200	(260,520)

		(2,382,703)

Energy Equipment & Services
Baker Hughes, Inc.	2,242	(101,181)
Helmerich & Payne, Inc.	1,299	(87,202)
Schlumberger Ltd.	4,153	(328,419)

		(516,802)

Food & Staples Retailing — (0.1)%
Casey’s General Stores, Inc.	900	(118,359)
CVS Health Corp.	8,428	(806,897)
Sysco Corp.	9,262	(469,954)
Wal-Mart Stores, Inc.	8,635	(630,528)
Whole Foods Market, Inc.	15,523	(497,046)

		(2,522,784)

Food Products — (0.1)%
General Mills, Inc.	6,361	(453,667)
Kellogg Co.	3,018	(246,420)
Kraft Heinz Co. (The)	8,992	(795,612)
McCormick & Co., Inc.	4,800	(512,016)
Mead Johnson Nutrition Co.	838	(76,049)

		(2,083,764)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	16,607	(750,969)
C.R. Bard, Inc.	1,039	(244,331)
DexCom, Inc.*	6,800	(539,444)
Medtronic PLC.	11,551	(1,002,280)
Varian Medical Systems, Inc.*	1,505	(123,756)
Zimmer Biomet Holdings, Inc.	603	(72,589)

		(2,733,369)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	2,000	(110,800)
Community Health Systems, Inc.*	7,572	(91,243)
DaVita HealthCare Partners, Inc.*	2,148	(166,083)
Express Scripts Holding Co.*	6,024	(456,619)
HCA Holdings, Inc.*	1,887	(145,318)
Laboratory Corp. of America Holdings*	912	(118,806)
Patterson Cos., Inc.	8,600	(411,854)
Quest Diagnostics, Inc.	841	(68,466)
Team Health Holdings, Inc.*	5,900	(239,953)
Tenet Healthcare Corp.*	6,132	(169,488)
Universal Health Services, Inc. (Class B Stock)	792	(106,207)

		(2,084,837)

Health Care Technology — (0.1)%
athenahealth, Inc.*	4,247	(586,128)
Cerner Corp.*	13,431	(787,057)

		(1,373,185)

Hotels, Restaurants & Leisure — (0.1)%
Aramark	3,600	(120,312)
Choice Hotels International, Inc.	6,235	(296,911)

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	8,215	$(520,338)
Hyatt Hotels Corp. (Class A Stock)*	5,390	(264,865)
Marriott International, Inc. (Class A Stock)	13,378	(889,102)
McDonald’s Corp.	4,836	(581,964)
Norwegian Cruise Line Holdings Ltd.*	4,200	(167,328)

		(2,840,820)

Household Durables
Garmin Ltd.	2,631	(111,607)
Lennar Corp. (Class A Stock)	5,235	(241,334)

		(352,941)

Household Products — (0.1)%
Church & Dwight Co., Inc.	3,845	(395,612)
Clorox Co. (The)	6,839	(946,449)
Colgate-Palmolive Co.	14,261	(1,043,905)
Procter & Gamble Co. (The)	3,132	(265,186)

		(2,651,152)

Industrial Conglomerates — (0.1)%
3M Co.	4,473	(783,312)
General Electric Co.	41,057	(1,292,474)

		(2,075,786)

Insurance — (0.1)%
Aflac, Inc.	736	(53,110)
Allstate Corp. (The)	1,576	(110,241)
Aon PLC.	1,317	(143,856)
Arch Capital Group Ltd. (Bermuda)*	5,245	(377,640)
Assurant, Inc.	2,539	(219,141)
Axis Capital Holdings Ltd.	1,316	(72,380)
Genworth Financial, Inc. (Class A Stock)*	12,249	(31,602)
Progressive Corp. (The)	23,931	(801,689)
RenaissanceRe Holdings Ltd. (Bermuda)	628	(73,752)
Torchmark Corp.	9,439	(583,519)
Travelers Cos., Inc. (The)	1,616	(192,369)
W.R. Berkley Corp.	12,136	(727,189)

		(3,386,488)

Internet & Catalog Retail
Expedia, Inc.	2,111	(224,399)
Netflix, Inc.*	6,516	(596,084)
Priceline Group, Inc. (The)*	110	(137,325)

		(957,808)

Internet Software & Services
eBay, Inc.*	2,997	(70,160)
GrubHub, Inc.*	4,963	(154,200)
Pandora Media, Inc.*	8,400	(104,580)
Twitter, Inc.*	11,600	(196,156)

		(525,096)

IT Services — (0.1)%
Automatic Data Processing, Inc.	1,734	(159,303)
Booz Allen Hamilton Holding Corp.	13,700	(406,068)
FleetCor Technologies, Inc.*	488	(69,847)
International Business Machines Corp.	2,460	(373,379)
Paychex, Inc.	9,411	(559,955)

		(1,568,552)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products — (0.1)%
Hasbro, Inc.	3,273	$(274,899)
Mattel, Inc.	16,511	(516,629)
Polaris Industries, Inc.	5,100	(416,976)

		(1,208,504)

Machinery
AGCO Corp.	4,718	(222,359)
Deere & Co.	2,224	(180,233)
Donaldson Co., Inc.	10,445	(358,890)
Flowserve Corp.	3,328	(150,326)
Illinois Tool Works, Inc.	2,271	(236,547)

		(1,148,355)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	5,514	(333,156)
Cinemark Holdings, Inc.	8,108	(295,618)
Discovery Communications, Inc. (Class A Stock)*	17,145	(432,568)
Interpublic Group of Cos., Inc. (The)	12,975	(299,723)
News Corp. (Class A Stock)	28,259	(320,740)
Omnicom Group, Inc.	6,097	(496,845)
Regal Entertainment Group (Class A Stock)	12,335	(271,863)
Scripps Networks Interactive, Inc. (Class A Stock)	4,281	(266,578)
Viacom, Inc. (Class B Stock)	917	(38,028)
Walt Disney Co. (The)	7,437	(727,487)

		(3,482,606)

Metals & Mining — (0.1)%
Alcoa, Inc.	93,274	(864,650)
Compass Minerals International, Inc.	9,018	(669,045)
Freeport-McMoRan, Inc.	6,198	(69,046)

		(1,602,741)

Multiline Retail
Kohl’s Corp.	5,649	(214,210)
Nordstrom, Inc.	2,000	(76,100)
Target Corp.	6,195	(432,535)

		(722,845)

Multi-Utilities — (0.1)%
Consolidated Edison, Inc.	3,768	(303,098)
Dominion Resources, Inc.	22,091	(1,721,552)
DTE Energy Co.	5,157	(511,162)

		(2,535,812)

Oil, Gas & Consumable Fuels — (0.1)%
Anadarko Petroleum Corp.	2,372	(126,309)
Apache Corp.	1,185	(65,969)
ConocoPhillips	6,435	(280,566)
Devon Energy Corp.	2,024	(73,370)
Exxon Mobil Corp.	9,177	(860,252)
Hess Corp.	1,226	(73,683)
Marathon Oil Corp.	2,790	(41,878)
Murphy Oil Corp.	1,186	(37,656)
Phillips 66	908	(72,041)

		(1,631,724)

Paper & Forest Products
Domtar Corp.	2,722	(95,297)

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products
Coty, Inc. (Class A Stock)	8,256	$(214,573)

Pharmaceuticals — (0.1)%
Catalent, Inc.*	10,400	(239,096)
Johnson & Johnson	3,961	(480,469)
Merck & Co., Inc.	5,690	(327,801)
Zoetis, Inc.	7,900	(374,934)

		(1,422,300)

Professional Services
Nielsen Holdings PLC	2,874	(149,362)
Verisk Analytics, Inc.*	2,600	(210,808)

		(360,170)

Real Estate Investment Trusts (REITs) — (0.1)%
Crown Castle International Corp.	1,311	(132,975)
Digital Realty Trust, Inc.	2,265	(246,862)
Federal Realty Investment Trust	1,895	(313,717)
Healthcare Trust of America, Inc. (Class A Stock)	3,762	(121,663)
Host Hotels & Resorts, Inc.	8,821	(142,988)
UDR, Inc.	1,914	(70,665)
Ventas, Inc.	6,737	(490,588)
Welltower, Inc.	2,171	(165,365)

		(1,684,823)

Road & Rail — (0.1)%
Heartland Express, Inc.	38,416	(668,054)
Knight Transportation, Inc.	10,061	(267,421)
Ryder System, Inc.	2,100	(128,394)
Werner Enterprises, Inc.	10,205	(234,409)

		(1,298,278)

Semiconductors & Semiconductor Equipment — (0.2)%
Cypress Semiconductor Corp.	9,000	(94,950)
Intel Corp.	32,321	(1,060,129)
Linear Technology Corp.	13,617	(633,599)
Maxim Integrated Products, Inc.	2,672	(95,364)
Microchip Technology, Inc.	21,006	(1,066,265)
Micron Technology, Inc.*	16,803	(231,209)
NVIDIA Corp.	4,914	(231,007)
QUALCOMM, Inc.	9,318	(499,165)
Skyworks Solutions, Inc.	1,900	(120,232)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,999	(839,334)
Xilinx, Inc.	6,399	(295,186)

		(5,166,440)

Software — (0.1)%
NetSuite, Inc.*	2,700	(196,560)
Oracle Corp.	14,303	(585,422)
salesforce.com, Inc.*	2,473	(196,381)
SAP SE (Germany), ADR	1,086	(81,472)
Splunk, Inc.*	1,800	(97,524)
Ultimate Software Group, Inc. (The)*	930	(195,570)

		(1,352,929)

Specialty Retail — (0.1)%
Bed Bath & Beyond, Inc.	14,784	(638,964)
CarMax, Inc.*	12,478	(611,796)
DSW, Inc. (Class A Stock)	6,624	(140,296)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Gap, Inc. (The)	5,399	$(114,567)

		(1,505,623)

Technology Hardware, Storage & Peripherals
Apple, Inc.	6,204	(593,102)
NetApp, Inc.	6,068	(149,212)
Seagate Technology PLC	4,106	(100,022)

		(842,336)

Textiles, Apparel & Luxury Goods
NIKE, Inc. (Class B Stock)	1,236	(68,227)
Under Armour, Inc.*	4,872	(177,341)
Under Armour, Inc. (Class A Stock)*	13,937	(559,292)

		(804,860)

Trading Companies & Distributors
Fastenal Co.	11,831	(525,178)
W.W. Grainger, Inc.	2,960	(672,660)

		(1,197,838)

Water Utilities
Aqua America, Inc.	18,204	(649,155)

Wireless Telecommunication Services
Sprint Corp.*	115,700	(524,121)

TOTAL COMMON STOCKS (proceeds received $70,864,590)		(75,805,230)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — SHORT
Federal National Mortgage Assoc.
3.500%	TBA	50	(52,758)

(proceeds received $52,266)
TOTAL SECURITIES SOLD SHORT (proceeds received $70,916,856)			(75,857,988)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 98.4% (cost $2,488,412,984)			2,578,489,600
Other assets in excess of liabilities(z) — 1.6%			41,710,620

NET ASSETS — 100.0%			$2,620,200,220

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $997,784 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,235,664; cash collateral of $28,915,694 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

the rate in effect at June 30, 2016.

(d)	Post maturity date.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $75,857,988. Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $133,087,310, exceeds the value of securities sold short as of June 30, 2016. Securities sold short are subject to contractual netting arrangements.
(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $75,347,659.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
72	2 Year U.S. Treasury Notes	Sep. 2016	$15,680,250	$15,791,625	$111,375
366	3 Year Australian Treasury Bonds	Sep. 2016	84,676,348	84,702,260	25,912
466	10 Year Australian Treasury Bonds	Sep. 2016	365,098,344	365,561,132	462,788
917	10 Year U.S. Treasury Notes	Sep. 2016	118,609,898	121,946,672	3,336,774
175	20 Year U.S. Treasury Bonds	Sep. 2016	28,430,664	30,160,155	1,729,491
198	Euro STOXX 50 Index	Sep. 2016	6,288,447	6,273,333	(15,114)
11	FTSE 100 Index	Sep. 2016	913,648	940,498	26,850
417	S&P 500 E-Mini Index	Sep. 2016	43,154,480	43,580,670	426,190
6	TOPIX Index	Sep. 2016	745,509	723,672	(21,837)

					6,082,429

Short Positions:
7	90 Day Euro Dollar	Dec. 2016	1,732,688	1,738,188	(5,500)
6	90 Day Euro Dollar	Jun. 2017	1,480,275	1,489,050	(8,775)
6	90 Day Euro Dollar	Sep. 2017	1,478,350	1,488,450	(10,100)
207	2 Year U.S. Treasury Notes	Sep. 2016	45,090,485	45,400,922	(310,437)
120	5 Year U.S. Treasury Notes	Sep. 2016	14,441,789	14,659,687	(217,898)
68	10 Year Euro-Bund	Sep. 2016	12,335,235	12,611,430	(276,195)
76	10 Year U.S. Treasury Notes	Sep. 2016	9,913,757	10,106,812	(193,055)
91	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	15,860,727	16,960,125	(1,099,398)
74	E-Mini Consumer Discretionary Select Sector	Sep. 2016	5,729,820	5,798,640	(68,820)
134	E-Mini Industrial Select Sector	Sep. 2016	7,412,048	7,479,880	(67,832)
48	Euro STOXX 50 Index	Sep. 2016	1,582,510	1,520,808	61,702
172	FTSE 100 Index	Sep. 2016	13,601,196	14,705,992	(1,104,796)
198	Mini MSCI Emerging Markets Index	Sep. 2016	7,995,405	8,263,530	(268,125)
150	Russell 2000 Mini Index	Sep. 2016	17,192,130	17,211,000	(18,870)
132	S&P 500 E-Mini Index	Sep. 2016	13,552,788	13,795,320	(242,532)
102	S&P/TSX 60 Index	Sep. 2016	12,786,027	12,857,866	(71,839)
253	SGX MSCI Singapore Index	Jul. 2016	5,647,402	5,959,238	(311,836)
119	TOPIX Index	Sep. 2016	15,437,534	14,352,831	1,084,703

					(3,129,603)

					$2,952,826

Cash of $3,927,000 and U.S. Treasury Securities with a combined market value of $7,433,992 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/25/16	State Street Bank	AUD	440	$321,337	$328,212	$6,875
Expiring 08/12/16	Royal Bank of Scotland Group PLC	AUD	4,738	3,529,741	3,527,949	(1,792)
Expiring 09/15/16	Australia and New Zealand Banking Group	AUD	800	593,301	594,937	1,636
British Pound,
Expiring 07/06/16	Bank of New York Mellon	GBP	23	30,508	30,633	125
Expiring 08/12/16	Goldman Sachs & Co.	GBP	194	275,371	259,005	(16,366)
Expiring 08/12/16	State Street Bank	GBP	234	340,470	311,281	(29,189)
Expiring 09/15/16	Goldman Sachs & Co.	GBP	2,333	3,299,133	3,108,134	(190,999)
Expiring 09/15/16	Hong Kong & Shanghai Bank	GBP	1,390	1,987,998	1,851,230	(136,768)
Expiring 09/15/16	Morgan Stanley Capital Services, Inc.	GBP	1,624	2,389,269	2,164,046	(225,223)
Canadian Dollar,
Expiring 07/25/16	Toronto Dominion	CAD	440	339,545	340,606	1,061
Euro,
Expiring 07/19/16	Deutsche Bank AG	EUR	246	277,891	273,194	(4,697)
Expiring 07/19/16	Goldman Sachs & Co.	EUR	488	557,102	542,423	(14,679)
Expiring 07/19/16	State Street Bank	EUR	183	206,177	202,754	(3,423)
Expiring 07/29/16	Deutsche Bank AG	EUR	296	333,539	328,845	(4,694)
Expiring 07/29/16	Goldman Sachs & Co.	EUR	316	353,203	351,065	(2,138)
Expiring 08/12/16	Citigroup Global Markets	EUR	2,038	2,338,443	2,265,112	(73,331)
Expiring 08/12/16	Citigroup Global Markets	EUR	515	581,071	572,665	(8,406)
Expiring 08/12/16	Goldman Sachs & Co.	EUR	483	551,552	536,664	(14,888)
Expiring 08/12/16	Goldman Sachs & Co.	EUR	339	379,984	377,160	(2,824)
Expiring 09/15/16	Morgan Stanley Capital Services, Inc.	EUR	1,095	1,240,206	1,218,614	(21,592)
Expiring 09/15/16	Royal Bank of Scotland Group PLC	EUR	3,846	4,325,715	4,279,845	(45,870)
Expiring 09/15/16	Royal Bank of Scotland Group PLC	EUR	755	862,082	840,188	(21,894)
Expiring 09/30/16	Barclays Capital Group	EUR	341	378,633	379,742	1,109
Hong Kong Dollar,
Expiring 08/12/16	Royal Bank of Scotland Group PLC	HKD	4,044	521,483	521,574	91
Expiring 09/15/16	Royal Bank of Scotland Group PLC	HKD	2,451	316,194	316,244	50
Japanese Yen,
Expiring 07/29/16	Deutsche Bank AG	JPY	71,015	658,393	688,319	29,926
Expiring 07/29/16	Standard Chartered PLC	JPY	19,590	179,100	189,881	10,781
Expiring 07/29/16	Toronto Dominion	JPY	19,590	178,881	189,881	11,000
Expiring 08/12/16	Citigroup Global Markets	JPY	41,844	385,444	405,763	20,319
Expiring 08/12/16	Deutsche Bank AG	JPY	107,756	1,038,465	1,044,923	6,458
Expiring 08/12/16	Hong Kong & Shanghai Bank	JPY	98,243	913,557	952,675	39,118
Expiring 08/12/16	Toronto Dominion	JPY	29,649	269,519	287,510	17,991
Expiring 09/15/16	Barclays Capital Group	JPY	147,588	1,445,525	1,433,063	(12,462)
Expiring 09/15/16	Morgan Stanley Capital Services, Inc.	JPY	239,615	2,293,624	2,326,632	33,008
Expiring 09/15/16	Standard Chartered PLC	JPY	120,863	1,144,921	1,173,570	28,649
Mexican Peso,
Expiring 07/29/16	State Street Bank	MXN	5,923	309,716	323,070	13,354
New Zealand Dollar,
Expiring 07/06/16	Standard Chartered PLC	NZD	223	150,868	159,171	8,303
Expiring 07/06/16	State Street Bank	NZD	453	304,360	323,339	18,979
Expiring 07/06/16	Toronto Dominion	NZD	223	149,816	159,171	9,355
Expiring 09/15/16	Westpac Banking Corp.	NZD	6,060	4,286,342	4,309,585	23,243
Expiring 09/15/16	Westpac Banking Corp.	NZD	5,571	3,908,039	3,961,717	53,678

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone,
Expiring 09/15/16	Hong Kong & Shanghai Bank	NOK	4,198	$514,883	$501,599	$(13,284)
Singapore Dollar,
Expiring 08/12/16	State Street Bank	SGD	2,150	1,579,764	1,595,431	15,667
Expiring 09/15/16	Australia and New Zealand Banking Group	SGD	1,409	1,044,375	1,045,190	815
South Korean Won,
Expiring 07/25/16	Australia and New Zealand Banking Group	KRW	188,711	160,155	163,791	3,636
Swedish Krona,
Expiring 07/19/16	Deutsche Bank AG	SEK	3,913	481,680	462,880	(18,800)
Expiring 07/19/16	Deutsche Bank AG	SEK	2,241	280,278	265,095	(15,183)
Expiring 07/19/16	Toronto Dominion	SEK	2,282	283,637	269,944	(13,693)
Expiring 08/12/16	Citigroup Global Markets	SEK	10,082	1,256,314	1,193,906	(62,408)
Swiss Franc,
Expiring 07/29/16	Royal Bank of Canada	CHF	310	318,902	318,068	(834)
Expiring 08/12/16	Morgan Stanley Capital Services, Inc.	CHF	4,936	5,191,129	5,068,686	(122,443)
Expiring 09/15/16	Morgan Stanley Capital Services, Inc.	CHF	109	114,339	112,377	(1,962)
Expiring 09/15/16	Standard Chartered PLC	CHF	82	84,122	84,476	354

				$55,256,096	$54,531,835	(724,261)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/25/16	State Street Bank	AUD	440	$318,620	$328,212	$(9,592)
Expiring 09/15/16	Australia and New Zealand Banking Group	AUD	3,077	2,283,760	2,288,558	(4,798)
Expiring 09/15/16	Goldman Sachs & Co.	AUD	274	203,353	203,860	(507)
Expiring 09/15/16	UBS AG	AUD	1,171	870,474	871,059	(585)
British Pound,
Expiring 08/12/16	Deutsche Bank AG	GBP	516	744,497	687,515	56,982
Expiring 08/12/16	Deutsche Bank AG	GBP	230	309,668	306,282	3,386
Expiring 08/12/16	Royal Bank of Scotland Group PLC	GBP	5,022	7,286,991	6,688,187	598,804
Expiring 09/15/16	Goldman Sachs & Co.	GBP	645	869,355	858,785	10,570
Expiring 09/15/16	Royal Bank of Scotland Group PLC	GBP	17,679	25,706,685	23,553,033	2,153,652
Expiring 09/15/16	Royal Bank of Scotland Group PLC	GBP	726	969,918	967,844	2,074
Expiring 09/30/16	Barclays Capital Group	GBP	281	376,302	374,434	1,868
Canadian Dollar,
Expiring 07/22/16	Standard Chartered PLC	CAD	67	51,480	51,533	(53)
Expiring 07/25/16	Royal Bank of Canada	CAD	440	335,265	340,605	(5,340)
Danish Krone,
Expiring 08/12/16	Toronto Dominion	DKK	8,977	1,402,007	1,341,548	60,459
Euro,
Expiring 07/19/16	Deutsche Bank AG	EUR	426	481,544	473,093	8,451
Expiring 07/19/16	Goldman Sachs & Co.	EUR	246	283,278	273,194	10,084
Expiring 07/19/16	State Street Bank	EUR	245	281,089	272,084	9,005
Expiring 07/29/16	State Street Bank	EUR	612	683,064	679,910	3,154
Expiring 08/12/16	Citigroup Global Markets	EUR	462	526,838	513,939	12,899
Expiring 08/12/16	Citigroup Global Markets	EUR	443	503,765	491,964	11,801
Expiring 08/12/16	Deutsche Bank AG	EUR	828	936,461	920,765	15,696
Expiring 08/12/16	Goldman Sachs & Co.	EUR	332	379,602	369,454	10,148

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 08/12/16	UBS AG	EUR	300	$332,713	$333,770	$(1,057)
Expiring 09/15/16	Bank of America	EUR	2,424	2,673,163	2,698,042	(24,879)
Expiring 09/15/16	Citigroup Global Markets	EUR	48,102	54,882,678	53,535,208	1,347,470
Expiring 09/15/16	Citigroup Global Markets	EUR	1,889	2,125,104	2,102,214	22,890
Expiring 09/15/16	Citigroup Global Markets	EUR	450	513,390	500,829	12,561
Expiring 09/15/16	Citigroup Global Markets	EUR	400	455,381	445,180	10,201
Expiring 09/15/16	Goldman Sachs & Co.	EUR	1,064	1,181,812	1,184,316	(2,504)
Expiring 09/15/16	Goldman Sachs & Co.	EUR	594	674,578	661,138	13,440
Expiring 09/15/16	Hong Kong & Shanghai Bank	EUR	473	533,720	526,006	7,714
Expiring 09/15/16	Royal Bank of Scotland Group PLC	EUR	2,268	2,583,861	2,524,456	59,405
Expiring 09/15/16	Royal Bank of Scotland Group PLC	EUR	1,082	1,209,222	1,204,523	4,699
Expiring 09/15/16	Societe Generale	EUR	1,030	1,171,050	1,146,350	24,700
Expiring 09/15/16	Standard Chartered PLC	EUR	1,346	1,499,239	1,498,454	785
Expiring 09/15/16	Standard Chartered PLC	EUR	726	808,995	807,497	1,498
Expiring 09/15/16	State Street Bank	EUR	5,100	5,774,018	5,675,766	98,252
Expiring 09/15/16	Westpac Banking Corp.	EUR	3,768	4,264,679	4,193,436	71,243
Hong Kong Dollar,
Expiring 09/15/16	Royal Bank of Scotland Group PLC	HKD	7,048	908,576	909,403	(827)
Japanese Yen,
Expiring 07/29/16	Morgan Stanley Capital Services, Inc.	JPY	35,508	332,604	344,163	(11,559)
Expiring 07/29/16	Standard Chartered PLC	JPY	19,590	188,959	189,882	(923)
Expiring 07/29/16	Standard Chartered PLC	JPY	19,590	184,654	189,882	(5,228)
Expiring 07/29/16	State Street Bank	JPY	35,507	333,236	344,156	(10,920)
Expiring 08/12/16	Goldman Sachs & Co.	JPY	86,139	785,865	835,296	(49,431)
Expiring 08/12/16	Standard Chartered PLC	JPY	242,253	2,245,151	2,349,157	(104,006)
Expiring 08/12/16	State Street Bank	JPY	29,074	266,451	281,930	(15,479)
Expiring 09/15/16	Citigroup Global Markets	JPY	1,899,104	17,807,452	18,440,093	(632,641)
Expiring 09/15/16	Morgan Stanley Capital Services, Inc.	JPY	121,036	1,142,466	1,175,249	(32,783)
Expiring 09/15/16	Standard Chartered PLC	JPY	185,142	1,775,492	1,797,706	(22,214)
Expiring 09/15/16	State Street Bank	JPY	865	8,446	8,403	43
Mexican Peso,
Expiring 07/29/16	Deutsche Bank AG	MXN	5,923	317,120	323,070	(5,950)
New Zealand Dollar,
Expiring 07/06/16	Deutsche Bank AG	NZD	446	303,351	318,342	(14,991)
Expiring 07/06/16	State Street Bank	NZD	453	307,426	323,339	(15,913)
Expiring 09/15/16	Citigroup Global Markets	NZD	11,631	8,090,437	8,271,302	(180,865)
Norwegian Krone,
Expiring 08/12/16	Goldman Sachs & Co.	NOK	3,631	446,178	433,841	12,337
Expiring 09/15/16	Citigroup Global Markets	NOK	19,493	2,404,975	2,328,943	76,032
Expiring 09/15/16	Deutsche Bank AG	NOK	1,276	152,946	152,493	453
Expiring 09/15/16	Royal Bank of Scotland Group PLC	NOK	6,066	729,924	724,723	5,201
Russian Ruble,
Expiring 09/15/16	Hong Kong & Shanghai Bank	RUB	259,408	3,883,351	3,973,280	(89,929)
Expiring 09/15/16	Hong Kong & Shanghai Bank	RUB	66,932	989,167	1,025,179	(36,012)
Singapore Dollar,
Expiring 09/15/16	Societe Generale	SGD	7,210	5,321,769	5,347,674	(25,905)
South African Rand,
Expiring 09/15/16	Morgan Stanley Capital Services, Inc.	ZAR	29,800	1,956,052	1,991,169	(35,117)
South Korean Won,
Expiring 07/25/16	Standard Chartered PLC	KRW	188,711	159,169	163,791	(4,622)
Expiring 09/19/16	Hong Kong & Shanghai Bank	KRW	11,188,611	9,656,593	9,705,681	(49,088)

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swedish Krona,
Expiring 07/19/16	Deutsche Bank AG	SEK	2,282	$275,830	$269,945	$5,885
Expiring 07/19/16	State Street Bank	SEK	4,477	550,366	529,597	20,769
Expiring 07/19/16	State Street Bank	SEK	1,677	207,462	198,377	9,085
Expiring 08/12/16	Citigroup Global Markets	SEK	3,344	404,826	396,021	8,805
Swiss Franc,
Expiring 07/29/16	State Street Bank	CHF	310	320,965	318,067	2,898
Expiring 09/15/16	Goldman Sachs & Co.	CHF	960	1,000,498	987,760	12,738

				$189,945,376	$186,540,957	3,404,419

						$2,680,158

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
08/12/16	Buy	AUD	863	JPY	68,043	$(17,547)	Australia and New Zealand Banking Group
08/12/16	Buy	EUR	348	DKK	2,589	(256)	Royal Bank of Scotland Group PLC
08/12/16	Buy	GBP	311	AUD	611	(40,441)	Standard Chartered PLC
08/12/16	Buy	JPY	62,103	DKK	3,823	30,833	Citigroup Global Markets

						$(27,411)

Interest rate swap agreement outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
546	12/06/18	1.541%	3 Month LIBOR(1)	$—	$(10,682)	$(10,682)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(210,625)	$—	$(210,625)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(101,100)	—	(101,100)	Morgan Stanley Capital Services, Inc.

				$(311,725)	$—	$(311,725)

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	5.628%	$(72)	$(2,757)	$2,685	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	5.628%	(72)	(2,771)	2,699	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	5.628%	(72)	(3,521)	3,449	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	5.628%	(72)	(2,528)	2,456	Goldman Sachs & Co.
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	5.628%	(72)	(3,028)	2,956	Goldman Sachs & Co.
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	30	5.628%	(43)	(3,017)	2,974	Citigroup Global Markets
Republic of Venezuela	09/20/16	5.000%	190	*	(13,960)	(90,276)	76,316	Credit Suisse First Boston Corp.
Republic of Venezuela	09/20/16	5.000%	100	*	(7,347)	(45,028)	37,681	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	50	*	(3,674)	(25,521)	21,847	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	50	*	(3,674)	(18,028)	14,354	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	50	*	(3,674)	(23,757)	20,083	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	50	47.677%	(29,368)	(23,521)	(5,847)	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	20	*	(1,469)	(9,011)	7,542	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	20	*	(1,469)	(9,968)	8,499	UBS AG
Republic of Venezuela	06/20/17	5.000%	90	*	(34,738)	(44,562)	9,824	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(19,299)	(24,152)	4,853	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(19,299)	(24,652)	5,353	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(19,299)	(26,750)	7,451	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(19,299)	(27,000)	7,701	Goldman Sachs & Co.
Republic of Venezuela	12/20/19	5.000%	80	49.768%	(46,023)	(47,133)	1,110	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	49.768%	(46,023)	(50,411)	4,388	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	49.768%	(46,023)	(50,878)	4,855	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	49.768%	(23,011)	(25,006)	1,995	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	49.768%	(23,011)	(24,117)	1,106	Deutsche Bank AG
Republic of Venezuela	12/20/19	5.000%	32	49.768%	(18,409)	(15,827)	(2,582)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	16	49.768%	(9,205)	(9,609)	404	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	130	48.996%	(75,363)	(83,435)	8,072	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	50	48.996%	(28,986)	(32,401)	3,415	BNP Paribas
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(26,683)	3,494	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
Republic of Venezuela	03/20/20	5.000%	40	48.996%	$(23,189)	$(26,056)	$2,867	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(26,256)	3,067	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(24,100)	911	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(25,861)	2,672	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(25,867)	2,678	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(26,067)	2,878	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(26,578)	3,389	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	48.996%	(23,189)	(26,628)	3,439	UBS AG
Republic of Venezuela	03/20/20	5.000%	20	48.996%	(11,594)	(12,878)	1,284	UBS AG
Republic of Venezuela	03/20/20	5.000%	10	48.996%	(5,797)	(6,365)	568	UBS AG

					$(719,118)	$(1,002,004)	$282,886

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
ALCOA, Inc.	06/20/21	1.000%	230	2.720%	$18,146	$29,114	$(10,968)	BNP Paribas
Ally Financial Corp.	03/20/17	5.000%	255	1.107%	(7,528)	(9,135)	1,607	Goldman Sachs & Co.
Ally Financial Corp.	03/20/17	5.000%	62	1.107%	(1,839)	(4,877)	3,038	Barclays Capital Group
Ally Financial Corp.	03/20/17	5.000%	25	1.107%	(741)	(2,320)	1,579	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	88	1.522%	(4,597)	(9,724)	5,127	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	1.522%	(3,343)	(7,318)	3,975	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	1.522%	(2,246)	(5,208)	2,962	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	1.522%	(2,090)	(4,243)	2,153	Barclays Capital Group
Avon Products, Inc.	09/20/18	5.000%	60	5.656%	748	1,083	(335)	Goldman Sachs & Co.
Beazer Homes USA, Inc.	12/20/17	5.000%	100	3.718%	(1,996)	(3,584)	1,588	Citigroup Global Markets
Beazer Homes USA, Inc.	12/20/17	5.000%	50	3.718%	(998)	(1,903)	905	Goldman Sachs & Co.
Canadian National Resources	06/20/21	1.000%	170	2.191%	9,290	13,585	(4,295)	BNP Paribas
CIT Group, Inc.	06/20/17	5.000%	40	1.185%	(1,543)	(4,033)	2,490	Barclays Capital Group
CIT Group, Inc.	06/20/17	5.000%	8	1.185%	(309)	(740)	431	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued):
Devon Energy Corp.	06/20/21	1.000%		120	2.438%	$7,879	$20,570	$(12,691)	Morgan Stanley Capital Services, Inc.
Frontier Communications	06/20/17	5.000%		24	0.644%	(1,048)	(2,343)	1,295	Barclays Capital Group
Nabors Industries, Inc.	06/20/21	1.000%		260	4.646%	40,486	47,522	(7,036)	Goldman Sachs & Co.
People’s Republic of China	06/20/21	1.000%		2,340	1.213%	23,039	26,469	(3,430)	Citigroup Global Markets
Republic of Turkey	06/20/21	1.000%		3,210	2.396%	207,929	233,953	(26,024)	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%		100	2.571%	(3,080)	(7,954)	4,874	Barclays Capital Group
Springleaf Finance Corp.	09/16/20	5.000%		100	1.701%	(900)	(3,199)	2,299	Goldman Sachs & Co.
Sprint Communications, Inc.	06/20/19	5.000%		72	7.328%	4,241	8,300	(4,059)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		65	7.328%	3,829	7,024	(3,195)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		50	7.328%	2,946	5,139	(2,193)	Citigroup Global Markets
Sprint Communications, Inc.	12/20/20	5.000%		50	8.931%	6,709	17,285	(10,576)	BNP Paribas
Sprint Communications, Inc.	12/20/20	5.000%		40	8.931%	5,367	12,022	(6,655)	BNP Paribas
Sprint Communications, Inc.	12/20/20	5.000%		40	8.931%	5,361	2,072	3,289	Goldman Sachs & Co.
Standard Chartered Bank	06/20/21	1.000%	EUR	230	2.707%	20,507	25,816	(5,309)	BNP Paribas
United Mexican States	06/20/21	1.000%		2,050	1.541%	52,140	64,095	(11,955)	Bank of America

						$376,359	$447,468	$(71,109)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$35,150	$—	$35,150	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	31,450	—	31,450	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	27,750	—	27,750	Bank of America
ABX.6.V2	05/25/46	0.110%	90	16,650	—	16,650	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	12,950	—	12,950	Bank of America
CDX.EM.25.V1	06/20/21	1.000%	2,280	171,548	199,399	(27,851)	Barclays Capital Group
CDX.IOS.10.V1	01/12/41	4.500%	1,217	16,734	—	16,734	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	760	9,025	—	9,025	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	6,888	—	6,888	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(2) (continued):
CDX.IOS.10.V1	01/21/41	5.000%	580	$6,888	$—	$6,888	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	(7,120)	—	(7,120)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	490	(7,120)	—	(7,120)	Goldman Sachs & Co.
CDX.IOS.11.V1	01/12/42	4.000%	450	6,539	—	6,539	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	6,539	—	6,539	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	6,539	—	6,539	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	6,394	—	6,394	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	6,249	—	6,249	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000%	440	6,394	—	6,394	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	165,313	—	165,313	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	79,350	—	79,350	Morgan Stanley Capital Services, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,580	—	4,580	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,580	—	4,580	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,580	—	4,580	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,580	—	4,580	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,580	—	4,580	Morgan Stanley Capital Services, Inc.
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	308,000	—	308,000	Citigroup Global Markets

				$935,010	$199,399	$735,611

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
CDX.NA.HY.26.V1	06/20/21	5.000%		310	$(3,937)	$(10,428)	$(6,491)
CDX.NA.IG.25.V1	12/20/20	1.000%		3,670	(13,317)	(30,155)	(16,838)
ITRX.X25.V1	06/20/21	1.000%	EUR	2,930	(39,576)	(25,390)	14,186

					$(56,830)	$(65,973)	$(9,143)

U.S. Treasury Securities with a combined market value of $449,593 have been segregated with UBS AG to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$857,282,047	$350,117,549	$11
Preferred Stocks	736,175	3,746,699	—
Warrants	—	6	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	1,165,579	—
Residential Mortgage-Backed Securities	—	9,790,434	—
Bank Loans	—	6,832,764	397,121
Commercial Mortgage-Backed Securities	—	53,716,992	409,564
Convertible Bond	—	77,963	—
Corporate Bonds	—	490,499,294	—
Foreign Government Bonds	—	30,515,074	—
Municipal Bonds	—	1,610,959	—
Residential Mortgage-Backed Securities	—	136,020,217	191,088
U.S. Government Agency Obligations	—	141,383,166	—
U.S. Treasury Obligations	—	236,472,757	—
Affiliated Mutual Fund	333,381,936	—	—
Options Purchased	193	—	—
Common Stocks — Short	(75,805,230)	—	—
U.S. Government Agency Obligation — Short	—	(52,758)	—
Other Financial Instruments*
Futures Contracts	2,952,826	—	—
OTC Forward Foreign Currency Contracts	—	2,680,158	—
OTC Cross Currency Exchange Contract	—	(27,411)	—
Centrally Cleared Interest Rate Swap Agreements	—	(10,682)	—
OTC Credit Default Swap Agreements	—	280,526	—
Centrally Cleared Credit Default Swap Agreements	—	(9,143)	—

Total	$1,118,547,947	$1,464,810,143	$997,784

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	12.7%
U.S. Treasury Obligations	9.0
Banks	6.8
Residential Mortgage-Backed Securities	5.6
U.S. Government Agency Obligations	5.4
Real Estate Investment Trusts (REITs)	4.4
Pharmaceuticals	3.7
Media	3.0
Insurance	2.5
Commercial Mortgage-Backed Securities	2.1
Oil, Gas & Consumable Fuels	2.0
Software	1.9
Internet Software & Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Electric	1.6
Health Care Providers & Services	1.6
Biotechnology	1.4
Beverages	1.3
Telecommunications	1.2
Diversified Telecommunication Services	1.2
Aerospace & Defense	1.2
Foreign Government Bonds	1.2
Electric Utilities	1.1
IT Services	1.1
Diversified Financial Services	1.1
Oil & Gas	1.0
Specialty Retail	1.0
Tobacco	1.0
Capital Markets	0.9
Chemicals	0.9
Hotels, Restaurants & Leisure	0.8
Technology Hardware, Storage & Peripherals	0.8
Food Products	0.8
Machinery	0.8
Pipelines	0.7
Wireless Telecommunication Services	0.7
Internet & Catalog Retail	0.7
Automobiles	0.7
Airlines	0.6
Household Durables	0.6
Auto Manufacturers	0.6
Electronic Equipment, Instruments & Components	0.5
Health Care Equipment & Supplies	0.5
Retail	0.5
Real Estate Management & Development	0.5
Household Products	0.5
Food & Staples Retailing	0.4
Gas Utilities	0.4
Building Products	0.4
Healthcare-Services	0.4
Industrial Conglomerates	0.4
Construction Materials	0.4
Textiles, Apparel & Luxury Goods	0.4
Foods	0.4
Metals & Mining	0.3
Road & Rail	0.3
Computers	0.3
Communications Equipment	0.3
Transportation	0.3
Electrical Equipment	0.3
Consumer Finance	0.2
Healthcare-Products	0.2
Agriculture	0.2

Commercial Services & Supplies	0.2%
Miscellaneous Manufacturing	0.2
Auto Components	0.2
Personal Products	0.2
Semiconductors	0.2
Multiline Retail	0.2
Trading Companies & Distributors	0.2
Containers & Packaging	0.2
Multi-Utilities	0.2
Energy Equipment & Services	0.2
Commercial Services	0.2
Mining	0.2
Gas	0.1
Construction & Engineering	0.1
Lodging	0.1
Life Sciences Tools & Services	0.1
Machinery-Diversified	0.1
Internet	0.1
Distributors	0.1
Entertainment	0.1
Air Freight & Logistics	0.1
Paper & Forest Products	0.1
Packaging & Containers	0.1
Auto Parts & Equipment	0.1
Iron/Steel	0.1
Water Utilities	0.1
Environmental Control	0.1
Building Materials	0.1
Household Products/Wares	0.1
Leisure Products	(0.1)
Road & Rail	(0.1)
Software	(0.1)
Health Care Technology	(0.1)
Pharmaceuticals	(0.1)
Specialty Retail	(0.1)
Chemicals	(0.1)
IT Services	(0.1)
Metals & Mining	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Communications Equipment	(0.1)
Real Estate Investment Trusts (REITs)	(0.1)
Diversified Telecommunication Services	(0.1)
Industrial Conglomerates	(0.1)
Banks	(0.1)
Food Products	(0.1)
Health Care Providers & Services	(0.1)
Electric Utilities	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Food & Staples Retailing	(0.1)
Multi-Utilities	(0.1)
Household Products	(0.1)
Aerospace & Defense	(0.1)
Health Care Equipment & Supplies	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Insurance	(0.1)
Media	(0.1)
Semiconductors & Semiconductor Equipment	(0.2)

98.4
Other assets in excess of liabilities	1.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$14,186	*	Due from/to broker — variation margin swaps	$23,329	*
Credit contracts	Unrealized appreciation on OTC swap agreements	1,106,629		Unrealized depreciation on OTC swap agreements	470,966
Credit contracts	Premiums paid for OTC swap agreements	713,448		Premiums received for OTC swap agreements	1,068,585
Equity contracts	Due from/to broker — variation margin futures	1,599,445	*	Due from/to broker — variation margin futures	2,191,601	*
Equity contracts	Unaffiliated investments	6		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,153,718		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,473,560
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	30,833		Unrealized depreciation on OTC cross currency exchange contracts	58,244
Interest rate contracts	Due from/to broker-variation margin futures	5,666,340	*	Due from/to broker-variation margin futures	2,121,358	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	10,682	*
Interest rate contracts	Unaffiliated investments	193		—	—

Total		$14,284,798			$8,418,325

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Credit contracts	$—	$—	$—	$11,185	$—	$11,185
Equity contracts	—	—	1,127,031	44,671	—	1,171,702
Foreign exchange contracts	—	—	—	—	(2,087,961)	(2,087,961)
Interest rate contracts	(2,351)	1,620	3,966,757	(118,837)	—	3,847,189

Total	$(2,351)	$1,620	$5,093,788	$(62,981)	$(2,087,961)	$2,942,115

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(3)	Options Purchased(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Credit contracts	$—	$—	$—	$139,188	$—	$139,188
Equity contracts	(29)	—	608,032	(4,011)	—	603,992
Foreign exchange contracts	—	—	—	—	1,659,151	1,659,151
Interest rate contracts	—	(213)	4,393,210	4,745	—	4,397,742

Total	$(29)	$(213)	$5,001,242	$139,922	$1,659,151	$6,800,073

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)	Forward Foreign Currency Exchange Contracts — Sold(3)
$25,344	$622,354,363	$208,448,000	$66,972,911	$176,899,381

Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements — Buy Protection(4)	Credit Default Swap Agreements — Sell Protection(4)	Total Return Swap Agreements(4)
$1,315,879	$1,280	$29,444	$2,738	$347

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Australia and New Zealand Banking Group	$6,087	$(6,087)	$—	$—
Bank of America	114,828	(70,637)	—	44,191
Bank of New York Mellon	125	—	—	125
Barclays Capital Group	462,336	(462,336)	—	—
BNP Paribas	371,391	(139,777)	—	231,614
Citigroup Global Markets	1,989,535	(977,129)	—	1,012,406
Credit Suisse First Boston Corp.	129,543	(100,000)	—	29,543
Deutsche Bank AG	128,343	(88,432)	—	39,911
Goldman Sachs & Co.	255,764	(255,764)	—	—
Hong Kong & Shanghai Bank	46,832	(46,832)	—	—
Morgan Stanley Capital Services, Inc.	137,508	(137,508)	—	—
Royal Bank of Canada	—	—	—	—
Royal Bank of Scotland Group PLC	2,823,976	(70,639)	—	2,753,337
Societe Generale	24,700	(24,700)	—	—
Standard Chartered PLC	50,370	(50,370)	—	—
State Street Bank	198,081	(84,516)	—	113,565
Toronto Dominion	99,866	(13,693)	—	86,173
UBS AG	17,179	(17,179)	—	—
Westpac Banking Corp.	148,164	—	—	148,164

	$7,004,628

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Australia and New Zealand Banking Group	$(22,345)	$6,087	$—	$(16,258)
Bank of America	(70,637)	70,637	—	—
Bank of New York Mellon	—	—	—	—
Barclays Capital Group	(600,351)	462,336	—	(138,015)
BNP Paribas	(139,777)	139,777	—	—
Citigroup Global Markets	(977,129)	977,129	—	—
Credit Suisse First Boston Corp.	(100,000)	100,000	—	—
Deutsche Bank AG	(88,432)	88,432	—	—
Goldman Sachs & Co.	(720,660)	255,764	280,000	(184,896)
Hong Kong & Shanghai Bank	(325,081)	46,832	—	(278,249)
Morgan Stanley Capital Services, Inc.	(564,470)	137,508	—	(426,962)
Royal Bank of Canada	(6,174)	—	—	(6,174)
Royal Bank of Scotland Group PLC	(70,639)	70,639	—	—
Societe Generale	(25,905)	24,700	—	(1,205)
Standard Chartered PLC	(177,487)	50,370	—	—
State Street Bank	(84,516)	84,516	—	—
Toronto Dominion	(13,693)	13,693	—	—
UBS AG	(84,059)	17,179	—	(66,880)
Westpac Banking Corp.	—	—	—	—

	$(4,071,355)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $28,235,664:
Unaffiliated investments (cost $2,225,947,904)	$2,320,965,652
Affiliated investments (cost $333,381,936)	333,381,936
Cash	400,889
Foreign currency, at value (cost $5,346,464)	5,349,599
Deposit with broker for futures	3,927,000
Deposit with broker for securities sold short	57,739,651
Receivable for investments sold	11,137,324
Dividends and interest receivable	9,819,020
Unrealized appreciation on OTC forward foreign currency contracts	5,153,718
Receivable for fund share sold	4,696,739
Tax reclaim receivable	1,863,151
Unrealized appreciation on OTC swap agreements	1,106,629
Premiums paid for OTC swap agreements	713,448
Cash segregated for Counterparty—OTC	280,000
Unrealized appreciation on OTC cross currency exchange contracts	30,833
Receivable from affiliate	23,859
Prepaid expenses	3,229

Total Assets	2,756,592,677

LIABILITIES:
Securities sold short, at value (proceeds received $70,916,856)	75,857,988
Payable to broker for collateral for securities on loan	28,915,694
Payable for investments purchased	25,118,205
Unrealized depreciation on OTC forward foreign currency contracts	2,473,560
Premiums received for OTC swap agreements	1,068,585
Advisory fees payable	945,659
Due to broker-variation margin futures	679,534
Unrealized depreciation on OTC swap agreements	470,966
Accrued expenses and other liabilities	419,529
Interest payable on securities sold short	186,273
Dividends payable on securities sold short	105,973
Distribution fee payable	71,470
Unrealized depreciation on OTC cross currency exchange contracts	58,244
Due to broker-variation margin swaps	20,375
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	60

Total Liabilities	136,392,457

NET ASSETS	$2,620,200,220

Net assets were comprised of:
Paid-in capital	$1,957,331,259
Retained earnings	662,868,961

Net assets, June 30, 2016	$2,620,200,220

Net asset value and redemption price per share, $2,620,200,220 / 155,928,200 outstanding shares of beneficial interest	$16.80

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$17,856,523
Unaffiliated dividend income (net) (foreign withholding tax $850,824, of which $98,192 is reimbursable by an affiliate)	13,815,045
Affiliated dividend income	830,824
Affiliated income from securities lending, net	407,228

32,909,620

EXPENSES
Advisory fees	10,126,721
Distribution fee	3,130,730
Dividends on securities sold short	916,551
Custodian and accounting fees	720,000
Interest expense on short sales	239,352
Audit fee	33,000
Insurance expenses	19,000
Trustees’ fees	18,000
Shareholders’ reports	13,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	1,339
Miscellaneous	48,389

Total expenses	15,281,082
Less: advisory fee waivers and/or expense reimbursement	(137,752)

Net expenses	15,143,330

NET INVESTMENT INCOME (LOSS)	17,766,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(14,271,842)
Futures transactions	5,093,788
Options written transactions	1,620
Short sales transactions	4,275,313
Swap agreements transactions	(62,981)
Foreign currency transactions	(1,322,058)

(6,286,160)

Net change in unrealized appreciation (depreciation) on:
Investments	37,084,559
Futures	5,001,242
Short sales	(5,525,283)
Swap agreements	139,922
Foreign currencies	1,652,373

38,352,813

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	32,066,653

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,832,943

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,766,290	$33,990,936
Net realized gain (loss) on investment and foreign currency transactions	(6,286,160)	101,819,167
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,352,813	(139,726,609)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,832,943	(3,916,506)

FUND SHARE TRANSACTIONS:
Fund share sold [16,410,071 and 3,549,877 shares, respectively]	267,467,857	58,887,565
Fund share repurchased [22,884,398 and 22,168,238 shares, respectively]	(364,458,696)	(366,597,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(96,990,839)	(307,710,221)

CAPITAL CONTRIBUTIONS (NOTE 4)	566,652	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,591,244)	(311,626,727)
NET ASSETS:
Beginning of period	2,666,791,464	2,978,418,191

End of period	$2,620,200,220	$2,666,791,464

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 87.5%
AFFILIATED MUTUAL FUNDS — 15.2%	Shares	Value (Note 2)
AST Western Asset Core Plus Bond Portfolio*	1,243,364	$15,106,874
AST Western Asset Emerging Markets Debt Portfolio*	295,487	3,081,933

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,282,749)(w)		18,188,807

COMMON STOCKS — 70.4%
Aerospace & Defense — 1.5%
Boeing Co. (The)	3,340	433,766
Cubic Corp.	1,541	61,887
Curtiss-Wright Corp.	87	7,330
Engility Holdings, Inc.*	320	6,758
General Dynamics Corp.	1,290	179,620
L-3 Communications Holdings, Inc.	1,274	186,883
Lockheed Martin Corp.	2,140	531,083
Northrop Grumman Corp.	747	166,043
United Technologies Corp.	2,417	247,863

		1,821,233

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,039	225,646
Expeditors International of Washington, Inc.	198	9,710

		235,356

Airlines — 0.4%
Alaska Air Group, Inc.	495	28,854
Delta Air Lines, Inc.	3,044	110,893
Deutsche Lufthansa AG (Germany)	16,975	199,585
Southwest Airlines Co.	2,055	80,577

		419,909

Auto Components — 0.3%
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	19,000	40,060
Cooper Tire & Rubber Co.	1,802	53,736
Halla Holdings Corp. (South Korea)	583	31,072
Hyundai Mobis Co. Ltd. (South Korea)	158	34,761
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,000	39,761
Lear Corp.	517	52,610
Metaldyne Performance Group, Inc.	3,213	44,179
Nexen Tire Corp. (South Korea)	3,077	35,385
Tupy SA (Brazil)	13,600	50,254

		381,818

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	50,800	28,639
Ford Motor Co.	15,709	197,462
General Motors Co.	9,379	265,426
Harley-Davidson, Inc.	1,321	59,841
Kia Motors Corp. (South Korea)	758	28,561

		579,929

Banks — 4.2%
Access National Corp.	3,627	70,763
Agricultural Bank of China Ltd. (China) (Class H Stock)	166,000	60,992
Banco do Brasil SA (Brazil)	2,400	12,701
Bank Central Asia Tbk PT (Indonesia)	25,700	26,023
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	22,985

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Bank of China Ltd. (China) (Class H Stock)	253,000	$101,683
Bank of Communications Co. Ltd. (China) (Class H Stock)	90,000	57,250
Bank of Marin Bancorp	2,165	104,721
Bank Pekao SA (Poland)	487	17,003
Barclays Africa Group Ltd. (South Africa)	2,067	20,274
Bendigo & Adelaide Bank Ltd. (Australia)	13,700	99,195
BOC Hong Kong Holdings Ltd. (Hong Kong)	77,500	233,535
Brookline Bancorp, Inc.	6,088	67,151
Canadian Imperial Bank of Commerce (Canada)	3,300	247,867
Central Pacific Financial Corp.	4,329	102,164
China Construction Bank Corp. (China) (Class H Stock)	556,924	371,267
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	129,913	126,203
CIMB Group Holdings Bhd (Malaysia)	17,400	18,926
Commerce Bancshares, Inc.	81	3,880
Commonwealth Bank of Australia (Australia)	1,727	96,937
Danske Bank A/S (Denmark)	9,416	247,833
First Community Bancshares, Inc.	4,888	109,687
First Financial Corp	2,170	79,465
First Financial Holding Co. Ltd. (Taiwan)	62,757	33,001
Gunma Bank Ltd. (The) (Japan)	24,000	87,155
Heritage Financial Corp.	6,652	116,942
HSBC Holdings PLC (United Kingdom)	21,399	132,579
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	116,000	60,278
Independent Bank Corp.	6,014	87,263
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	140,000	78,074
Investors Bancorp, Inc.	9,301	103,055
JPMorgan Chase & Co.	6,828	424,292
Malayan Banking Bhd (Malaysia)	12,200	24,679
Mega Financial Holding Co. Ltd. (Taiwan)	72,000	54,459
National Bank of Canada (Canada)	7,700	263,372
Oversea-Chinese Banking Corp. Ltd. (Singapore)	34,500	224,320
Pacific Continental Corp.	4,631	72,753
People’s United Financial, Inc.	13,683	200,593
Public Bank Bhd (Malaysia)	5,700	27,465
Sierra Bancorp	5,552	92,663
Southside Bancshares, Inc.	1,213	37,506
Swedbank AB (Sweden) (Class A Stock)	12,010	252,247
Synovus Financial Corp.	546	15,829
Thanachart Capital PCL (Thailand), NVDR	38,400	38,333
Toronto-Dominion Bank (The) (Canada)	6,000	257,657
Union Bankshares Corp.	1,406	34,742

		5,017,762

Beverages — 0.9%
Ambev SA (Brazil)	3,200	18,977
Coca-Cola Amatil Ltd. (Australia)	19,506	120,411
Coca-Cola Co. (The)	5,016	227,375
Dr. Pepper Snapple Group, Inc.	2,208	213,359
Hite Jinro Co. Ltd. (South Korea)	2,341	48,719
PepsiCo, Inc.	2,140	226,712
Suntory Beverage & Food Ltd. (Japan)	5,200	235,306

		1,090,859

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology — 1.5%
Aduro Biotech, Inc.*	191	$2,160
Agios Pharmaceuticals, Inc.*	339	14,202
Alkermes PLC*	675	29,174
Amgen, Inc.	2,884	438,801
Biogen, Inc.*	2,992	723,525
Gilead Sciences, Inc.	3,086	257,434
ImmunoGen, Inc.*	2,453	7,555
Ionis Pharmaceuticals, Inc.*	1,537	35,797
PDL BioPharma, Inc.	6,075	19,075
ProQR Therapeutics NV (Netherlands)*	1,386	6,708
Shire PLC, ADR	421	77,498
Spark Therapeutics, Inc.*	298	15,237
Vertex Pharmaceuticals, Inc.*	1,642	141,245

		1,768,411

Building Products
Dynasty Ceramic PCL (Thailand), NVDR	338,800	40,494
Owens Corning	216	11,128

		51,622

Capital Markets — 0.2%
Ameriprise Financial, Inc.	1,238	111,234
Arlington Asset Investment Corp. (Class A Stock)	1,771	23,041
Cohen & Steers, Inc.	959	38,782
Coronation Fund Managers Ltd. (South Africa)	3,620	16,421
T. Rowe Price Group, Inc.	1,031	75,232

		264,710

Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	2,752	178,330
Givaudan SA (Switzerland)	135	271,826
Innophos Holdings, Inc.	1,041	43,941
LyondellBasell Industries NV (Class A Stock)	5,453	405,812
Petronas Chemicals Group Bhd (Malaysia)	19,500	31,972
PhosAgro OJSC (Russia), GDR, RegS	3,496	51,776
PolyOne Corp.	69	2,432
Potash Corp. of Saskatchewan, Inc. (Canada)	15,000	243,817
Stepan Co.	1,075	63,995

		1,293,901

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	2,833	103,348
Covanta Holding Corp.	7,030	115,644
Ennis, Inc.	6,154	118,034
Matthews International Corp. (Class A Stock)	801	44,568
Republic Services, Inc.	4,579	234,948
Tyco International PLC	5,932	252,703
Waste Connections, Inc. (Canada)	3,156	227,390
Waste Management, Inc.	3,739	247,784

		1,344,419

Communications Equipment — 0.8%
ARRIS International PLC*	1,037	21,736
Cisco Systems, Inc.	8,167	234,311
Comtech Telecommunications Corp.	2,088	26,810
Juniper Networks, Inc.	8,040	180,820

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Motorola Solutions, Inc.	3,313	$218,559
VTech Holdings Ltd. (Hong Kong)	20,700	218,228

		900,464

Construction & Engineering — 0.1%
Fluor Corp.	2,210	108,909
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	4,596	39,263

		148,172

Construction Materials — 0.2%
Asia Cement Corp. (Taiwan)	29,000	25,209
Fletcher Building Ltd. (New Zealand)	36,009	221,493
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	17,300	22,248
Taiwan Cement Corp. (Taiwan)	23,000	23,004

		291,954

Consumer Finance — 0.1%
Discover Financial Services	2,166	116,076
Navient Corp.	2,701	32,277
Nelnet, Inc. (Class A Stock)	806	28,009

		176,362

Containers & Packaging — 0.1%
Avery Dennison Corp.	50	3,737
Bemis Co., Inc.	652	33,571
Graphic Packaging Holding Co.	3,484	43,689
International Paper Co.	1,875	79,463
Packaging Corp. of America	224	14,992

		175,452

Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc. (Class A Stock)*	765	11,773
Benesse Holdings, Inc. (Japan)	4,700	110,336
Capella Education Co.	1,372	72,222

		194,331

Diversified Financial Services — 0.1%
GAIN Capital Holdings, Inc.	17,250	109,020
Nasdaq, Inc.	143	9,248

		118,268

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	8,998	388,803
ATN International, Inc.	289	22,487
BCE, Inc. (Canada)	5,547	262,505
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	104,260	206,532
CenturyLink, Inc.	6,995	202,925
Chunghwa Telecom Co. Ltd. (Taiwan)	16,000	57,867
Elisa OYJ (Finland)	4,370	167,910
HKT Trust & HKT Ltd. (Hong Kong)	181,000	260,834
Jasmine International PCL (Thailand), NVDR	192,400	31,027
KT Corp. (South Korea)	1,600	41,323
LG Uplus Corp. (South Korea)	3,504	33,280
Nippon Telegraph & Telephone Corp. (Japan)	5,700	267,301
Orange SA (France)	7,293	118,588
PCCW Ltd. (Hong Kong)	397,000	266,764

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Proximus SADP (Belgium)	3,430	$109,001
Singapore Telecommunications Ltd. (Singapore)	56,200	173,580
Swisscom AG (Switzerland)	310	154,010
TDC A/S (Denmark)	40,282	197,401
Telefonica Deutschland Holding AG (Germany)	50,248	206,977
Telekom Malaysia Bhd (Malaysia)	14,300	24,069
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	138,800	42,229
Thaicom PCL (Thailand), NVDR	59,800	36,668
Verizon Communications, Inc.	4,094	228,609

		3,500,690

Electric Utilities — 2.9%
Allete, Inc.	1,884	121,763
American Electric Power Co., Inc.	3,458	242,371
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	10,000	86,221
Chugoku Electric Power Co., Inc. (The) (Japan)	8,800	111,876
CLP Holdings Ltd. (Hong Kong)	27,000	275,810
Duke Energy Corp.	2,863	245,617
El Paso Electric Co.	875	41,361
Entergy Corp.	2,828	230,058
Eversource Energy	4,015	240,500
Hokuriku Electric Power Co. (Japan)	9,700	120,194
IDACORP, Inc.	566	46,044
Korea Electric Power Corp. (South Korea)	1,303	68,397
NextEra Energy, Inc.	1,849	241,110
PNM Resources, Inc.	1,247	44,194
PPL Corp.	4,873	183,956
Southern Co. (The)	4,518	242,300
Spark Infrastructure Group (Australia)	89,925	164,769
SSE PLC (United Kingdom)	11,526	239,894
Tenaga Nasional Bhd (Malaysia)	8,300	29,062
Terna Rete Elettrica Nazionale SpA (Italy)	44,437	247,297
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,000	24,107
Xcel Energy, Inc.	4,735	212,033

		3,458,934

Electrical Equipment — 0.2%
Emerson Electric Co.	2,726	142,188
Powell Industries, Inc.	3,105	122,151
Rockwell Automation, Inc.	220	25,260

		289,599

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc. (China)	5,500	47,020
Arrow Electronics, Inc.*	116	7,180
AVX Corp.	5,228	70,996
Delta Electronics Thailand PCL (Thailand), NVDR	18,100	35,268
Dolby Laboratories, Inc. (Class A Stock)	581	27,801
Fitbit, Inc. (Class A Stock)*	234	2,860
Hon Hai Precision Industry Co. Ltd. (Taiwan)	26,550	68,400
Methode Electronics, Inc.	2,621	89,717
Nippon Electric Glass Co. Ltd. (Japan)	34,000	141,933

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Synnex Technology International Corp. (Taiwan)	26,000	$28,208
TE Connectivity Ltd. (Switzerland)	4,898	279,725
Yageo Corp. (Taiwan)*	33,000	54,900

		854,008

Energy Equipment & Services — 0.5%
Core Laboratories NV	2,280	282,469
Frank’s International NV	13,100	191,391
National Oilwell Varco, Inc.	1,946	65,483
Weatherford International PLC*	17,682	98,135

		637,478

Food & Staples Retailing — 2.6%
Aeon Co. Ltd. (Japan)	11,200	173,898
Andersons, Inc. (The)	1,309	46,522
Casey’s General Stores, Inc.	915	120,332
Colruyt SA (Belgium)	4,095	226,610
Delhaize Group (Belgium)	2,420	255,636
Empire Co. Ltd. (Canada) (Class A Stock)	13,176	195,914
Eurocash SA (Poland)	2,963	34,719
FamilyMart Co. Ltd. (Japan)	4,100	249,859
GS Retail Co. Ltd. (South Korea)	744	35,378
J Sainsbury PLC (United Kingdom)	27,436	85,469
Koninklijke Ahold NV (Netherlands)	10,983	242,534
Lawson, Inc. (Japan)	3,000	239,504
Metro, Inc. (Canada)	6,600	229,936
SpartanNash Co.	2,735	83,636
Sun Art Retail Group Ltd. (Hong Kong)	31,500	22,150
Sysco Corp.	4,183	212,245
Wal-Mart de Mexico SAB de CV (Mexico)	26,300	63,267
Wal-Mart Stores, Inc.	3,373	246,296
Whole Foods Market, Inc.	1,245	39,865
WM Morrison Supermarkets PLC (United Kingdom)	87,397	219,403
Woolworths Ltd. (Australia)	6,046	95,095

		3,118,268

Food Products — 3.2%
Archer-Daniels-Midland Co.	2,476	106,196
B&G Foods, Inc.	2,624	126,477
Bunge Ltd.	3,055	180,703
Calavo Growers, Inc.	872	58,424
Cal-Maine Foods, Inc.	2,724	120,728
ConAgra Foods, Inc.	4,870	232,835
Dean Foods Co.	3,502	63,351
Fresh Del Monte Produce, Inc.	2,395	130,360
General Mills, Inc.	3,446	245,769
Gruma SAB de CV (Mexico) (Class B Stock)	2,655	38,193
Grupo Lala SAB de CV (Mexico)	19,200	42,333
Hershey Co. (The)	1,957	222,100
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	35,600	46,800
Indofood Sukses Makmur Tbk PT (Indonesia)	71,400	39,286
IOI Corp. Bhd (Malaysia)	23,800	25,575
J&J Snack Foods Corp.	303	36,139
Kellogg Co.	2,916	238,091
Lancaster Colony Corp.	384	49,002

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
McCormick & Co., Inc.	2,282	$243,421
Mondelez International, Inc. (Class A Stock)	8,774	399,305
Nestle SA (Switzerland)	3,228	250,100
NongShim Co. Ltd. (South Korea)	145	47,113
Pinnacle Foods, Inc.	4,854	224,692
Qinqin Foodstuffs Group Cayman Co. Ltd. (China)*	800	1,005
Sanderson Farms, Inc.	1,435	124,328
Tate & Lyle PLC (United Kingdom)	29,003	259,316
Thai Union Group PCL (Thailand), NVDR	80,800	50,766
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	47,602
Tyson Foods, Inc. (Class A Stock)	738	49,291
Uni-President China Holdings Ltd. (China)	48,000	40,565
Uni-President Enterprises Corp. (Taiwan)	19,720	38,948

		3,778,814

Gas Utilities — 1.0%
China Resources Gas Group Ltd. (China)	12,000	36,494
Enagas SA (Spain)	7,870	240,432
New Jersey Resources Corp.	1,814	69,930
Northwest Natural Gas Co.	2,069	134,113
ONE Gas, Inc.	1,801	119,929
Osaka Gas Co. Ltd. (Japan)	63,000	242,203
Petronas Gas Bhd (Malaysia)	4,900	26,821
Southwest Gas Corp.	1,569	123,496
Spire, Inc.	602	42,646
Tokyo Gas Co. Ltd. (Japan)	37,000	152,764
WGL Holdings, Inc.	672	47,571

		1,236,399

Health Care Equipment & Supplies — 0.8%
Abaxis, Inc.	675	31,880
Baxter International, Inc.	4,618	208,826
Becton, Dickinson and Co.	1,328	225,216
LeMaitre Vascular, Inc.	6,066	86,562
Medtronic PLC	1,801	156,273
ResMed, Inc.	1,746	110,400
St. Shine Optical Co. Ltd. (Taiwan)	3,000	67,794
Top Glove Corp. Bhd (Malaysia)	43,500	49,634
Wright Medical Group NV*	85	1,476

		938,061

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	2,145	170,141
Anthem, Inc.	1,540	202,264
Cardinal Health, Inc.	3,002	234,186
Chemed Corp.	475	64,747
Express Scripts Holding Co.*	2,133	161,681
Fleury SA (Brazil)	6,700	57,274
HealthSouth Corp.	2,932	113,820
Life Healthcare Group Holdings Ltd. (South Africa)	9,006	22,158
Miraca Holdings, Inc. (Japan)	4,400	190,820
Molina Healthcare, Inc.*	1,616	80,638
Owens & Minor, Inc.	2,959	110,607
Quest Diagnostics, Inc.	2,996	243,904
Select Medical Holdings Corp.*	3,692	40,132
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	38,430
UnitedHealth Group, Inc.	4,326	610,831

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
US Physical Therapy, Inc.	1,329	$80,019

		2,421,652

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	3,105	123,952

Hotels, Restaurants & Leisure — 1.9%
Berjaya Sports Toto Bhd (Malaysia)	40,670	30,668
Bloomin’ Brands, Inc.	4,831	86,330
Bob Evans Farms, Inc.	3,022	114,685
Brinker International, Inc.	3,632	165,365
Carnival Corp.	1,745	77,129
Cheesecake Factory, Inc. (The)	2,035	97,965
Churchill Downs, Inc.	932	117,767
ClubCorp Holdings, Inc.	2,369	30,797
Cracker Barrel Old Country Store, Inc.	695	119,172
Darden Restaurants, Inc.	2,771	175,515
DineEquity, Inc.	1,431	121,320
Jack in the Box, Inc.	739	63,495
Kangwon Land, Inc. (South Korea)	940	34,108
Marriott Vacations Worldwide Corp.	731	50,066
McDonald’s Corp.	1,851	222,749
MK Restaurants Group PCL (Thailand), NDVR	21,100	29,456
Papa John’s International, Inc.	1,789	121,652
Ruth’s Hospitality Group, Inc.	7,002	111,682
SeaWorld Entertainment, Inc.	10,413	149,218
Speedway Motorsports, Inc.	2,861	50,783
Texas Roadhouse, Inc.	1,662	75,787
Vail Resorts, Inc.	851	117,634
Wyndham Worldwide Corp.	793	56,485

		2,219,828

Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	6,132	207,065
Coway Co. Ltd. (South Korea)	394	35,875
Leggett & Platt, Inc.	414	21,160
NVR, Inc.*	3	5,341
PulteGroup, Inc.	857	16,703
Steinhoff International Holdings NV (Netherlands)	5,437	31,190

		317,334

Household Products — 1.4%
Church & Dwight Co., Inc.	1,817	186,951
Clorox Co. (The)	1,697	234,848
Colgate-Palmolive Co.	3,205	234,606
Energizer Holdings, Inc.	1,328	68,379
Kimberly-Clark Corp.	1,622	222,993
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	127,800	301,910
Procter & Gamble Co. (The)	2,610	220,989
Reckitt Benckiser Group PLC (United Kingdom)	2,157	216,287

		1,686,963

Independent Power & Renewable Electricity Producers — 0.2%
China Resources Power Holdings Co. Ltd. (China)	20,000	30,015
Glow Energy PCL (Thailand), NVDR	19,900	48,674

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Huaneng Power International, Inc. (China) (Class H Stock)	26,000	$16,149
NRG Yield, Inc. (Class A Stock)	2,405	36,604
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	34,200	49,739
Tractebel Energia SA (Brazil)	9,500	113,327

		294,508

Industrial Conglomerates — 0.9%
3M Co.	1,790	313,465
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	46,564
Enka Insaat ve Sanayi A/S (Turkey)	23,845	36,472
General Electric Co.	7,468	235,093
Jardine Matheson Holdings Ltd. (Hong Kong)	4,139	241,345
LG Corp. (South Korea)	557	30,976
Siemens AG (Germany)	1,300	133,408

		1,037,323

Insurance — 5.4%
Admiral Group PLC (United Kingdom)	8,436	229,377
Aflac, Inc.	3,632	262,085
Ageas (Belgium)	3,956	137,508
Allied World Assurance Co. Holdings AG	5,251	184,520
Allstate Corp. (The)	2,640	184,668
American Financial Group, Inc.	2,786	205,969
AMERISAFE, Inc.	1,422	87,055
AmTrust Financial Services, Inc.	1,908	46,746
Argo Group International Holdings Ltd.	2,322	120,512
Aspen Insurance Holdings Ltd. (Bermuda)	3,688	171,049
Assurant, Inc.	191	16,485
Assured Guaranty Ltd.	969	24,583
AXA SA (France)	10,223	202,136
Axis Capital Holdings Ltd.	4,196	230,780
Cincinnati Financial Corp.	685	51,300
CNO Financial Group, Inc.	1,245	21,738
Direct Line Insurance Group PLC (United Kingdom)	49,472	228,718
Dongbu Insurance Co. Ltd. (South Korea)	693	41,712
Endurance Specialty Holdings Ltd.	461	30,961
Erie Indemnity Co. (Class A Stock)	961	95,466
Everest Re Group Ltd.	1,149	209,888
FBL Financial Group, Inc. (Class A Stock)	1,454	88,214
Fidelity & Guaranty Life	2,520	58,414
First American Financial Corp.	2,881	115,874
Hannover Rueck SE (Germany)	2,266	237,427
Hanover Insurance Group, Inc. (The)	195	16,501
Hanwha Life Insurance Co. Ltd. (South Korea)	7,155	36,053
Hartford Financial Services Group, Inc. (The)	2,743	121,734
Hiscox Ltd. (United Kingdom)	9,987	137,895
Horace Mann Educators Corp.	1,742	58,862
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	34,195
Infinity Property & Casualty Corp.	495	39,927
KB Insurance Co. Ltd. (South Korea)	1,457	35,509
Lancashire Holdings Ltd. (United Kingdom)	12,129	95,381
Maiden Holdings Ltd.	4,920	60,221
Marsh & McLennan Cos., Inc.	236	16,157

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Mercury General Corp.	2,884	$153,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,297	217,501
Old Republic International Corp.	1,179	22,743
Powszechny Zaklad Ubezpieczen SA (Poland)	2,097	15,281
ProAssurance Corp.	167	8,943
Reinsurance Group of America, Inc.	292	28,321
RenaissanceRe Holdings Ltd. (Bermuda)*	1,895	222,549
Safety Insurance Group, Inc.	611	37,625
Samsung Life Insurance Co. Ltd. (South Korea)	302	26,428
Swiss Re AG (Switzerland)	2,778	242,632
Talanx AG (Germany)	7,829	233,172
Torchmark Corp.	831	51,372
Travelers Cos., Inc. (The)	4,152	494,255
Tryg A/S (Denmark)	13,288	237,915
United Fire Group, Inc.	2,015	85,496
Unum Group	996	31,663
Validus Holdings Ltd.	3,933	191,104
White Mountains Insurance Group Ltd.	12	10,104
Zurich Insurance Group AG (Switzerland)*	943	233,282

		6,479,319

Internet & Catalog Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	49,873
HSN, Inc.	694	33,957
Liberty Interactive Corp. QVC Group (Class A Stock)*	3,136	79,560
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	717	15,688
Liberty Ventures (Class A Stock)*	703	26,060
PetMed Express, Inc.	3,779	70,894

		276,032

Internet Software & Services — 0.4%
eBay, Inc.*	3,632	85,025
Facebook, Inc. (Class A Stock)*	2,105	240,559
Twitter, Inc.*	11,211	189,578

		515,162

IT Services — 1.5%
Amdocs Ltd.	3,694	213,218
Booz Allen Hamilton Holding Corp.	3,472	102,910
Computer Sciences Corp.	4,425	219,701
Convergys Corp.	2,988	74,700
CSG Systems International, Inc.	2,397	96,623
CSRA, Inc.	2,998	70,243
DST Systems, Inc.	249	28,991
EVERTEC, Inc. (Puerto Rico)	6,602	102,595
Forrester Research, Inc.	2,858	105,346
Hackett Group, Inc. (The)	6,748	93,595
Infosys Ltd. (India), ADR	4,089	72,989
International Business Machines Corp.	1,295	196,555
Science Applications International Corp.	1,090	63,601
Teradata Corp.*	373	9,351
Western Union Co. (The)	1,217	23,342
Wipro Ltd. (India), ADR	4,977	61,516
Xerox Corp.	22,679	215,224

		1,750,500

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products — 0.3%
Mattel, Inc.	6,802	$212,835
Sturm Ruger & Co., Inc.	1,604	102,672

		315,507

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	2,070	86,443

Machinery — 0.8%
Briggs & Stratton Corp.	5,680	120,302
Deere & Co.	4,039	327,320
Douglas Dynamics, Inc.	1,670	42,969
Global Brass & Copper Holdings, Inc.	4,086	111,507
Graco, Inc.	56	4,423
Graham Corp.	4,762	87,716
Lincoln Electric Holdings, Inc.	217	12,820
Lindsay Corp.	452	30,673
Nordson Corp.	186	15,551
Oshkosh Corp.	31	1,479
Parker-Hannifin Corp.	434	46,894
Pentair PLC (United Kingdom)	725	42,260
Stanley Black & Decker, Inc.	630	70,069
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	56,068
Wabtec Corp.	37	2,598

		972,649

Marine
Matson, Inc.	1,144	36,940

Media — 2.9%
AMC Networks, Inc. (Class A Stock)*	2,844	171,835
CBS Corp. (Class B Stock)	3,164	172,249
Comcast Corp. (Class A Stock)	9,154	596,749
Discovery Communications, Inc. (Class A Stock)*	5,098	128,623
Discovery Communications, Inc. (Class C Stock)*	3,744	89,294
KT Skylife Co. Ltd. (South Korea)	1,767	24,981
Liberty Braves Group (Class A Stock)*	128	1,925
Liberty Braves Group (Class C Stock)*	235	3,445
Liberty Broadband Corp. (Class A Stock)*	485	28,809
Liberty Broadband Corp. (Class C Stock)*	983	58,980
Liberty Global PLC (United Kingdom) (Class A Stock)*	960	27,898
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,694	48,533
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	242	7,824
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	326	10,595
Liberty Media Group (Class A Stock)*	330	6,316
Liberty Media Group (Class C Stock)*	579	10,984
Liberty SiriusXM Group (Class A Stock)*	1,335	41,866
Liberty SiriusXM Group (Class C Stock)*	2,322	71,680
Madison Square Garden Co. (The) (Class A Stock)*	669	115,409
Meredith Corp.	741	38,465
MSG Networks, Inc. (Class A Stock)*	1,925	29,530
Multiplus SA (Brazil)	5,200	57,191
National CineMedia, Inc.	2,547	39,428
New Media Investment Group, Inc.	2,287	41,326
Regal Entertainment Group (Class A Stock)	8,138	179,362

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
RTL Group SA (Luxembourg)	2,884	$236,621
Scripps Networks Interactive, Inc. (Class A Stock)	3,170	197,396
SES SA (Luxembourg)	9,164	196,180
Sky PLC (United Kingdom)	14,334	162,884
Starz (Class A Stock)*	722	21,602
TEGNA, Inc.	1,182	27,387
Thomson Reuters Corp.	6,100	246,795
Time Warner, Inc.	1,759	129,357
Twenty-First Century Fox, Inc. (Class A Stock)	7,399	200,143
Viacom, Inc. (Class B Stock)	334	13,851
World Wrestling Entertainment, Inc. (Class A Stock)	546	10,052

		3,445,565

Metals & Mining — 0.8%
AngloGold Ashanti Ltd. (South Africa)*	2,996	54,103
China Steel Corp. (Taiwan)	50,000	32,579
Compass Minerals International, Inc.	2,637	195,639
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	22,100
Freeport-McMoRan, Inc.	8,765	97,642
Gold Fields Ltd. (South Africa)	7,578	36,789
Kaiser Aluminum Corp	639	57,772
Nucor Corp.	1,484	73,324
Royal Gold, Inc.	3,525	253,871
Schnitzer Steel Industries, Inc. (Class A Stock)	4,209	74,078
Severstal PJSC (Russia), GDR, RegS	3,871	42,463

		940,360

Multiline Retail — 0.9%
Big Lots, Inc.	1,976	99,017
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,833	199,694
Kohl’s Corp.	3,097	117,438
Macy’s, Inc.	4,772	160,386
Nordstrom, Inc.	941	35,805
Target Corp.	6,418	448,104

		1,060,444

Multi-Utilities — 1.2%
Avista Corp.	1,472	65,946
Centrica PLC (United Kingdom)	79,810	241,346
Consolidated Edison, Inc.	2,945	236,896
Engie SA (France)	6,221	99,889
National Grid PLC (United Kingdom)	17,569	258,359
NorthWestern Corp.	603	38,031
Public Service Enterprise Group, Inc.	5,035	234,681
Unitil Corp.	1,582	67,504
WEC Energy Group, Inc.	3,704	241,871

		1,484,523

Oil, Gas & Consumable Fuels — 2.6%
Alliance Resource Partners LP, MLP*	4,865	76,672
Anadarko Petroleum Corp.	8,165	434,786
Bangchak Petroleum PCL (The) (Thailand), NVDR	58,600	53,565
China Petroleum & Chemical Corp. (China) (Class H Stock)	36,000	26,014

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,776	$25,622
CNOOC Ltd. (China)	23,000	28,709
CVR Refining LP, MLP*	8,865	68,704
DCP Midstream Partners LP, MLP*	3,663	126,337
Exxon Mobil Corp.	2,564	240,349
HollyFrontier Corp.	4,610	109,580
Keyera Corp. (Canada)	4,671	142,883
Kunlun Energy Co. Ltd. (China)	32,000	26,630
Newfield Exploration Co.*	4,972	219,663
ONEOK Partners LP, MLP	3,794	151,988
Pembina Pipeline Corp. (Canada)	4,600	139,786
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	17,920
Phillips 66	3,422	271,501
Polski Koncern Naftowy Orlen SA (Poland)*	3,140	55,156
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	18,154	25,881
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,090	251,145
Sasol Ltd. (South Africa)	871	23,564
TC Pipelines LP, MLP*	2,567	146,986
Tesoro Corp.	839	62,858
TOTAL SA (France)	2,251	107,949
Valero Energy Corp.	3,575	182,325
Williams Partners LP, MLP	3,216	111,402

		3,127,975

Paper & Forest Products — 0.1%
Fibria Celulose SA (Brazil), ADR	2,500	16,900
Schweitzer-Mauduit International, Inc.	1,915	67,561

		84,461

Personal Products — 0.4%
Coty, Inc. (Class A Stock)	7,197	187,050
Hengan International Group Co. Ltd. (China)	4,000	33,503
Unilever PLC (United Kingdom)	5,253	251,700

		472,253

Pharmaceuticals — 3.0%
Allergan PLC*	2,041	471,655
AstraZeneca PLC (United Kingdom)	1,814	108,448
China Shineway Pharmaceutical Group Ltd. (China)	21,000	23,112
Chugai Pharmaceutical Co. Ltd. (Japan)	4,900	174,627
Consun Pharmaceutical Group Ltd. (China)	51,000	26,164
GlaxoSmithKline PLC (United Kingdom)	6,378	136,968
Johnson & Johnson	2,102	254,973
Mallinckrodt PLC*	188	11,427
Merck & Co., Inc.	4,304	247,953
Mitsubishi Tanabe Pharma Corp. (Japan)	12,300	222,239
Novartis AG (Switzerland)	1,453	119,928
Otsuka Holdings Co. Ltd. (Japan)	6,100	281,106
Pfizer, Inc.	7,637	268,899
Roche Holding AG (Switzerland)	983	259,394
Sanofi (France)	3,062	254,400
Santen Pharmaceutical Co. Ltd. (Japan)	11,600	182,319
Shionogi & Co. Ltd. (Japan)	2,400	131,199
Teva Pharmaceutical Industries Ltd. (Israel), ADR	4,370	219,505

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Tsumura & Co. (Japan)	5,900	$160,030
Valeant Pharmaceuticals International, Inc.*	1,446	29,122

		3,583,468

Professional Services — 0.2%
Insperity, Inc.	1,682	129,901
ManpowerGroup, Inc.	298	19,173
Resources Connection, Inc.	2,899	42,847

		191,921

Real Estate Investment Trusts (REITs) — 2.6%
American Capital Agency Corp.	10,100	200,182
Apollo Commercial Real Estate Finance, Inc.	3,443	55,329
Capstead Mortgage Corp.	2,792	27,082
Care Capital Properties, Inc.	550	14,416
Chimera Investment Corp.	9,721	152,620
CYS Investments, Inc.	3,805	31,848
Digital Realty Trust, Inc.	2,386	260,050
DuPont Fabros Technology, Inc.	2,563	121,845
Dynex Capital, Inc.	7,403	51,377
Equity LifeStyle Properties, Inc.	3,008	240,790
Franklin Street Properties Corp.	5,458	66,970
GEO Group, Inc. (The)	945	32,300
Government Properties Income Trust	1,654	38,141
Gramercy Property Trust	3,709	34,197
Growthpoint Properties Ltd. (South Africa)	12,170	21,262
HCP, Inc.	5,614	198,623
KLCCP Stapled Group (Malaysia)	18,800	34,906
Link REIT (Hong Kong)	26,000	177,793
LTC Properties, Inc.	1,597	82,613
Omega Healthcare Investors, Inc.	5,978	202,953
Ryman Hospitality Properties, Inc.	1,155	58,501
Select Income REIT	1,497	38,907
Silver Bay Realty Trust Corp.	1,982	33,753
Starwood Property Trust, Inc.	6,752	139,901
Tanger Factory Outlet Centers, Inc.	5,441	218,619
Ventas, Inc.	3,311	241,107
Welltower, Inc.	3,232	246,181
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	35,152

		3,057,418

Real Estate Management & Development — 0.7%
Daito Trust Construction Co. Ltd. (Japan)	1,800	292,252
Evergrande Real Estate Group Ltd. (China)	47,000	28,995
LPN Development PCL (Thailand), NVDR	81,400	29,978
PSP Swiss Property AG (Switzerland)	1,481	143,696
SP Setia Bhd Group (Malaysia)	60,800	43,736
Swiss Prime Site AG (Switzerland)*	3,036	274,845

		813,502

Road & Rail — 0.3%
Avis Budget Group, Inc.*	43	1,386
ComfortDelGro Corp. Ltd. (Singapore)	84,500	173,532
West Japan Railway Co. (Japan)	2,900	183,783

		358,701

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	24,000	27,305

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	3,595	$86,172
Broadcom Ltd. (Singapore)	2,713	421,600
Cohu, Inc.	4,784	51,906
Cree, Inc.*	5,979	146,127
Integrated Device Technology, Inc.*	317	6,381
Intel Corp.	8,912	292,313
Marvell Technology Group Ltd. (Bermuda)	7,147	68,111
Maxim Integrated Products, Inc.	3,393	121,096
MKS Instruments, Inc.	2,686	115,659
Novatek Microelectronics Corp. (Taiwan)	71,000	266,100
QUALCOMM, Inc.	7,433	398,186
Siliconware Precision Industries Co. Ltd. (Taiwan)	181,000	276,019
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	93,104	469,216
Teradyne, Inc.	677	13,330
Tessera Technologies, Inc.	3,573	109,477
Texas Instruments, Inc.	3,288	205,993

		3,074,991

Software — 0.8%
Asseco Poland SA (Poland)	3,580	47,481
Autodesk, Inc.*	2,448	132,535
Citrix Systems, Inc.*	1,946	155,855
EPIQ Systems, Inc.	3,783	55,232
Microsoft Corp.	7,398	378,556
Monotype Imaging Holdings, Inc.	1,627	40,073
Nuance Communications, Inc.*	7,057	110,301

		920,033

Specialty Retail — 1.7%
Abercrombie & Fitch Co. (Class A Stock)	5,986	106,611
American Eagle Outfitters, Inc.	3,963	63,131
AutoNation, Inc.*	318	14,940
Bed Bath & Beyond, Inc.	1,126	48,666
Best Buy Co., Inc.	906	27,724
Big 5 Sporting Goods Corp.	13,239	122,725
CarMax, Inc.*	596	29,222
Chico’s FAS, Inc.	7,993	85,605
Children’s Place, Inc. (The)	1,422	114,016
DSW, Inc. (Class A Stock)	7,301	154,635
Foot Locker, Inc.	763	41,858
GameStop Corp. (Class A Stock)	5,497	146,111
Gap, Inc. (The)	2,701	57,315
Guess?, Inc.	1,882	28,324
Nitori Holdings Co. Ltd. (Japan)	2,400	291,082
Rent-A-Center, Inc.	2,834	34,801
Ross Stores, Inc.	2,863	162,303
Stage Stores, Inc.	3,330	16,250
Staples, Inc.	13,063	112,603
Urban Outfitters, Inc.*	552	15,180
USS Co. Ltd. (Japan)	9,500	157,003
Williams-Sonoma, Inc.	2,796	145,755

		1,975,860

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	7,365	704,094
Foxconn Technology Co. Ltd. (Taiwan)	12,110	28,606
Hewlett Packard Enterprise Co.	5,706	104,249
HP, Inc.	5,708	71,635

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Lite-On Technology Corp. (Taiwan)	26,115	$35,968
Neopost SA (France)	4,114	94,295
Pegatron Corp. (Taiwan)	12,000	25,487
Seagate Technology PLC	10,636	259,093
Western Digital Corp.	5,263	248,729
Wistron Corp. (Taiwan)	34,891	24,407

		1,596,563

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	5,444	221,789
Culp, Inc.	2,217	61,256
Li & Fung Ltd. (Hong Kong)	416,000	201,716
Michael Kors Holdings Ltd.*	977	48,342
Wolverine World Wide, Inc.	2,853	57,973
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	73,100	289,719

		880,795

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,167	48,550
New York Community Bancorp, Inc.	2,974	44,580
Northfield Bancorp, Inc.	2,353	34,895
Northwest Bancshares, Inc.	4,911	72,830
Oritani Financial Corp.	3,269	52,271
Territorial Bancorp, Inc.	3,996	105,774

		358,900

Tobacco — 1.0%
Altria Group, Inc.	2,918	201,225
British American Tobacco Malaysia Bhd (Malaysia)	3,500	45,752
British American Tobacco PLC (United Kingdom)	4,038	261,781
Imperial Brands PLC (United Kingdom)	4,731	256,576
Japan Tobacco, Inc. (Japan)	5,100	205,541
KT&G Corp. (South Korea)	557	65,968
Reynolds American, Inc.	1,755	94,647
Vector Group Ltd.	1,556	34,885

		1,166,375

Trading Companies & Distributors — 0.7%
AKR Corporindo Tbk PT (Indonesia)	82,100	39,866
Applied Industrial Technologies, Inc.	2,469	111,451
Kaman Corp.	2,450	104,174
Mitsui & Co. Ltd. (Japan)	21,400	255,456
NOW, Inc.*	2,368	42,956
Sumitomo Corp. (Japan)	22,600	227,806
United Rentals, Inc.*	378	25,364
W.W. Grainger, Inc.	211	47,950

		855,023

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	238,000	259,208
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	53,458
Hutchison Port Holdings Trust (Hong Kong), UTS	411,300	187,141
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	40,000	36,602

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
TAV Havalimanlari Holding A/S (Turkey)	7,478	$32,115

		568,524

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	38,000	58,010
Severn Trent PLC (United Kingdom)	7,925	258,588
TTW PCL (Thailand), NDVR	113,800	36,260

		352,858

Wireless Telecommunication Services — 1.0%
Axiata Group Bhd (Malaysia)	14,100	19,735
China Mobile Ltd. (China)	2,500	28,886
DiGi.Com Bhd (Malaysia)	15,700	18,634
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	46,007
Intouch Holdings PCL (Thailand), NVDR	14,700	22,694
KDDI Corp. (Japan)	8,300	252,401
Maxis Bhd (Malaysia)	14,900	21,787
MTN Group Ltd. (South Africa)	1,510	14,675
NTT DoCoMo, Inc. (Japan)	10,500	283,170
Rogers Communications, Inc. (Canada) (Class B Stock)	6,000	242,889
SK Telecom Co. Ltd. (South Korea)	320	60,117
StarHub Ltd. (Singapore)	50,600	142,777
Taiwan Mobile Co. Ltd. (Taiwan)	18,000	62,914
Vodacom Group Ltd. (South Africa)	2,582	29,421

		1,246,107

TOTAL COMMON STOCKS (cost $83,955,153)		84,237,915

EXCHANGE TRADED FUNDS — 1.9%
iShares MSCI ACWI ex US ETF	34,079	1,327,718
iShares MSCI Emerging Markets ETF	6,893	236,843
iShares Russell 1000 Value ETF	923	95,309
iShares Russell 2000 ETF	4,739	544,843

TOTAL EXCHANGE TRADED FUNDS (cost $2,176,557)		2,204,713

PREFERRED STOCKS
Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	4,500	10,128

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	7,400	26,123

TOTAL PREFERRED STOCKS (cost $47,530)		36,251

TOTAL LONG-TERM INVESTMENTS (cost $103,461,989)		104,667,686

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $13,076,715)(w)(Note 4)	13,076,715	$13,076,715

UNAFFILIATED FUND — 0.8%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $966,922)	966,922	966,922

TOTAL SHORT-TERM INVESTMENTS (cost $14,043,637)		14,043,637

TOTAL INVESTMENTS — 99.2% (cost $117,505,626)		118,711,323
Other assets in excess of liabilities(z) — 0.8%		999,579

NET ASSETS — 100.0%		$119,710,902

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
114	S&P 500 E-Mini Index	Sep. 2016	$11,995,788	$11,914,140	$(81,648)

Cash of $526,680 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$31,265,522	$—	$—
Common Stocks	57,825,740	26,412,175	—
Exchange Traded Funds	2,204,713	—	—
Preferred Stocks	36,251	—	—
Unaffiliated Fund	966,922	—	—
Other Financial Instruments*
Futures Contracts	(81,648)	—	—

Total	$92,217,500	$26,412,175	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund	26.1%
Insurance	5.4
Banks	4.2
Food Products	3.2
Pharmaceuticals	3.0
Diversified Telecommunication Services	2.9
Electric Utilities	2.9
Media	2.9
Oil, Gas & Consumable Fuels	2.6
Food & Staples Retailing	2.6
Semiconductors & Semiconductor Equipment	2.6
Real Estate Investment Trusts (REITs)	2.6
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.9
Exchange Traded Funds	1.9
Specialty Retail	1.7
Aerospace & Defense	1.5
Biotechnology	1.5
IT Services	1.5
Household Products	1.4
Technology Hardware, Storage & Peripherals	1.3
Multi-Utilities	1.2
Commercial Services & Supplies	1.1
Chemicals	1.1
Wireless Telecommunication Services	1.0
Gas Utilities	1.0

Tobacco	1.0%
Beverages	0.9
Multiline Retail	0.9
Industrial Conglomerates	0.9
Machinery	0.8
Unaffiliated Fund	0.8
Metals & Mining	0.8
Health Care Equipment & Supplies	0.8
Software	0.8
Communications Equipment	0.8
Textiles, Apparel & Luxury Goods	0.7
Trading Companies & Distributors	0.7
Electronic Equipment, Instruments & Components	0.7
Real Estate Management & Development	0.7
Energy Equipment & Services	0.5
Automobiles	0.5
Transportation Infrastructure	0.5
Internet Software & Services	0.4
Personal Products	0.4
Airlines	0.4
Auto Components	0.3
Thrifts & Mortgage Finance	0.3
Road & Rail	0.3
Water Utilities	0.3
Household Durables	0.3
Leisure Products	0.3
Independent Power & Renewable Electricity Producers	0.2
Construction Materials	0.2
Electrical Equipment	0.2
Internet & Catalog Retail	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Capital Markets	0.2%
Air Freight & Logistics	0.2
Diversified Consumer Services	0.2
Professional Services	0.2
Consumer Finance	0.1
Containers & Packaging	0.1
Construction & Engineering	0.1
Health Care Technology	0.1

Diversified Financial Services	0.1%
Paper & Forest Products	0.1
Life Sciences Tools & Services	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities.

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$81,648	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$439,808

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(66,611)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long position was $9,957,484.

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $87,146,162)	$87,445,801
Affiliated investments (cost $30,359,464)	31,265,522
Foreign currency, at value (cost $102,147)	100,939
Deposit with broker for futures	526,680
Receivable for fund share sold	278,374
Dividends receivable	226,980
Due from broker-variation margin futures	158,210
Receivable for investments sold	47,656
Tax reclaim receivable	35,272
Receivable from affiliate	1,331
Prepaid expenses	88

Total Assets	120,086,853

LIABILITIES:
Payable for investments purchased	226,111
Accrued expenses and other liabilities	113,680
Advisory fees payable	33,087
Distribution fee payable	2,731
Affiliated transfer agent fee payable	342

Total Liabilities	375,951

NET ASSETS	$119,710,902

Net assets were comprised of:
Paid-in capital	$117,107,535
Retained earnings	2,603,367

Net assets, June 30, 2016	$119,710,902

Net asset value and redemption price per share, $119,710,902 / 11,593,958 outstanding shares of beneficial interest	$10.33

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $72,076, of which $4,247 is reimbursable by an affiliate)	$1,225,050
Affiliated dividend income	21,813

1,246,863

EXPENSES
Advisory fees	346,596
Distribution fee	118,292
Custodian and accounting fees	116,000
Audit fee	14,000
Trustees’ fees.	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	1,000
Loan interest expense	630
Miscellaneous	13,707

Total expenses	628,225
Less: advisory fee waivers and/or expense reimbursement	(149,873)
Less: distribution fee waiver	(17,767)

Net expenses	460,585

NET INVESTMENT INCOME (LOSS)	786,278

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $9,749)	(391,967)
Futures transactions	439,808
Foreign currency transactions.	(295)

47,546

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $981,862)	3,578,372
Futures	(66,611)
Foreign currencies	(1,215)

3,510,546

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	3,558,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,344,370

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$786,278	$619,172
Net realized gain (loss) on investment and foreign currency transactions	47,546	27,509
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,510,546	(2,391,445)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,344,370	(1,744,764)

FUND SHARE TRANSACTIONS:
Fund share sold [5,115,787 and 7,625,864 shares, respectively]	50,838,562	76,906,125
Fund share repurchased [2,005,645 and 93,951 shares, respectively]	(19,174,767)	(940,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	31,663,795	75,965,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,008,165	74,220,874
NET ASSETS:
Beginning of period	83,702,737	9,481,863

End of period	$119,710,902	$83,702,737

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 88.7%
COMMON STOCKS — 62.2%	Shares	Value (Note 2)
Aerospace & Defense — 2.5%
Boeing Co. (The)	50,270	$6,528,565
General Dynamics Corp.	3,345	465,758
Hexcel Corp.	85,240	3,549,394
Honeywell International, Inc	20,700	2,407,824
L-3 Communications Holdings, Inc.	5,040	739,318
Lockheed Martin Corp.	10,180	2,526,371
Northrop Grumman Corp.	4,615	1,025,822
Safran SA (France)	7,217	486,008
Textron, Inc.	9,585	350,428

		18,079,488

Air Freight & Logistics — 0.1%
Bollore SA (France)	157,300	529,555

Airlines — 0.3%
Delta Air Lines, Inc.	28,060	1,022,226
Japan Airlines Co. Ltd. (Japan)	18,300	588,759
JetBlue Airways Corp.*	18,560	307,354
Ryanair Holdings PLC (Ireland), ADR	6,182	429,896

		2,348,235

Auto Components — 1.0%
Bridgestone Corp. (Japan)	25,000	803,424
Continental AG (Germany)	2,561	484,612
Denso Corp. (Japan)	24,700	869,078
GKN PLC (United Kingdom)	380,300	1,374,964
Hyundai Mobis Co. Ltd. (South Korea)	2,537	558,149
Johnson Controls, Inc.	61,310	2,713,581
Magna International, Inc. (Canada)	13,652	479,212

		7,283,020

Automobiles — 0.5%
BYD Co. Ltd. (China) (Class H Stock)*	58,000	350,223
General Motors Co.	65,700	1,859,310
Toyota Motor Corp. (Japan)	20,200	995,830

		3,205,363

Banks — 3.6%
Akbank TAS (Turkey)	184,252	528,088
Banco Bradesco SA (Brazil), ADR	48,967	382,432
Bancolombia SA (Colombia), ADR	12,273	428,573
Barclays PLC (United Kingdom)	498,075	926,368
DBS Group Holdings Ltd. (Singapore)	148,600	1,752,131
DNB ASA (Norway)	60,649	725,956
Erste Group Bank AG (Austria)*	18,664	424,944
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	91,800	513,064
HDFC Bank Ltd. (India), ADR	11,180	741,793
HSBC Holdings PLC (United Kingdom), (QMTF)	78,136	484,098
HSBC Holdings PLC (United Kingdom), (XHKG)	165,600	1,014,187
ICICI Bank Ltd. (India), ADR	85,801	616,051
JPMorgan Chase & Co.	81,070	5,037,690
KeyCorp	189,930	2,098,727
Komercni Banka A/S (Czech Republic)	9,052	339,396
Resona Holdings, Inc. (Japan)	233,100	851,960
Societe Generale SA (France)	11,060	346,024
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	1,169,440

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
SunTrust Banks, Inc.	60,610	$2,489,859
Wells Fargo & Co.	107,040	5,066,203

		25,936,984

Beverages — 1.5%
Coca-Cola East Japan Co. Ltd. (Japan)	44,700	855,539
Constellation Brands, Inc. (Class A Stock)	15,960	2,639,784
Davide Campari-Milano SpA (Italy)	66,000	653,310
Diageo PLC (United Kingdom)	30,676	856,959
Dr. Pepper Snapple Group, Inc.	9,950	961,469
Heineken Holding NV (Netherlands)	15,100	1,223,432
PepsiCo, Inc.	29,915	3,169,195

		10,359,688

Biotechnology — 2.7%
AbbVie, Inc.	67,900	4,203,689
Amgen, Inc.	25,375	3,860,806
Biogen, Inc.*	5,170	1,250,209
Celgene Corp.*	12,370	1,220,053
Gilead Sciences, Inc.	84,400	7,040,648
Shire PLC	18,303	1,130,826
Shire PLC, ADR	2,386	439,215

		19,145,446

Building Products — 0.3%
Masco Corp.	65,900	2,038,946

Capital Markets — 0.8%
Azimut Holding SpA (Italy)	41,200	672,217
Credit Suisse Group AG (Switzerland), ADR	34,005	363,854
Daiwa Securities Group, Inc. (Japan)	222,600	1,172,739
E*Trade Financial Corp.*	13,675	321,226
GAM Holding AG (Switzerland)*	38,622	412,304
Mediobanca SpA (Italy)	158,300	912,096
Morgan Stanley	20,645	536,357
UBS Group AG (Switzerland)	75,500	979,657

		5,370,450

Chemicals — 1.8%
Akzo Nobel NV (Netherlands)	14,900	925,604
Arkema SA (France)	11,097	848,400
Celanese Corp. (Class A Stock)	24,320	1,591,744
Denka Co. Ltd. (Japan)	192,000	776,462
Dow Chemical Co. (The)	42,040	2,089,808
E.I. du Pont de Nemours & Co.	42,570	2,758,536
Eastman Chemical Co.	6,710	455,609
Johnson Matthey PLC (United Kingdom)	20,822	780,979
Kuraray Co. Ltd. (Japan)	84,500	1,008,210
LyondellBasell Industries NV (Class A Stock)	6,165	458,799
Sherwin-Williams Co. (The)	2,790	819,339

		12,513,490

Commercial Services & Supplies — 0.2%
Copart, Inc.*	8,355	409,479
Secom Co. Ltd. (Japan)	12,300	909,374

		1,318,853

Communications Equipment — 0.7%
Cisco Systems, Inc.	128,130	3,676,050

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	159,900	$1,228,441

		4,904,491

Construction & Engineering — 0.1%
Boskalis Westminster (Netherlands)	19,300	658,570

Construction Materials
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	146,500	354,710

Consumer Finance — 1.3%
American Express Co.	43,830	2,663,111
Discover Financial Services	46,440	2,488,720
Synchrony Financial*	154,480	3,905,254

		9,057,085

Containers & Packaging — 0.2%
Berry Plastics Group, Inc.*	5,600	217,560
Smurfit Kappa Group PLC (Ireland)	45,368	998,933

		1,216,493

Distributors — 0.2%
Inchcape PLC (United Kingdom)	94,500	794,591
Pool Corp.	9,445	888,113

		1,682,704

Diversified Consumer Services — 0.1%
ServiceMaster Global Holdings, Inc.*	17,840	710,032

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	5,780	836,886
Challenger Ltd. (Australia)	181,100	1,183,172
Deutsche Boerse AG (Germany)	12,400	1,018,723
First Pacific Co. Ltd. (Hong Kong)	566,975	411,620
Groupe Bruxelles Lambert SA (Belgium)	11,700	959,471
IG Group Holdings PLC (United Kingdom)	76,205	825,173
Intercontinental Exchange, Inc.	9,230	2,362,511
Investor AB (Sweden) (Class B Stock)	31,384	1,054,370
ORIX Corp. (Japan)	105,100	1,360,043

		10,011,969

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	77,180	3,334,948
Nippon Telegraph & Telephone Corp. (Japan)	21,700	1,017,620
TDC A/S (Denmark)	66,900	327,842
Verizon Communications, Inc.	32,870	1,835,461

		6,515,871

Electric Utilities — 1.3%
American Electric Power Co., Inc.	45,270	3,172,974
PG&E Corp.	49,710	3,177,463
PPL Corp.	77,050	2,908,637

		9,259,074

Electrical Equipment — 0.3%
Eaton Corp. PLC	13,570	810,536
Prysmian SpA (Italy)	60,390	1,325,515

		2,136,051

Electronic Equipment, Instruments & Components — 0.8%
Flextronics International Ltd.*	87,900	1,037,220
Hitachi Ltd. (Japan)	399,600	1,674,266

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	231,000	$595,122
Universal Display Corp.*	37,730	2,558,094

		5,864,702

Energy Equipment & Services — 0.4%
Core Laboratories NV	8,008	992,111
Halliburton Co.	27,350	1,238,681
Rowan Cos. PLC (Class A Stock)*	11,830	208,918
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,624	400,741

		2,840,451

Food & Staples Retailing — 1.0%
CVS Health Corp.	15,365	1,471,045
FamilyMart Co. Ltd. (Japan)	17,600	1,072,567
Kroger Co. (The)	74,825	2,752,812
METRO AG (Germany)	37,200	1,144,132
Sysco Corp.	18,360	931,586

		7,372,142

Food Products — 0.7%
Campbell Soup Co.	8,210	546,211
Hormel Foods Corp.	20,505	750,483
Indofood Sukses Makmur Tbk PT (Indonesia)	593,900	326,775
Ingredion, Inc.	7,350	951,164
Nestle SA (Switzerland)	20,767	1,608,993
Tyson Foods, Inc. (Class A Stock)	12,570	839,550

		5,023,176

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	76,610	3,011,539
Baxter International, Inc.	17,985	813,282
Boston Scientific Corp.*	118,160	2,761,399
Getinge AB (Sweden) (Class B Stock)	30,160	622,683

		7,208,903

Health Care Providers & Services — 2.6%
Aetna, Inc.	21,330	2,605,033
Cardinal Health, Inc.	9,800	764,498
Cigna Corp.	5,845	748,102
Express Scripts Holding Co.*	9,240	700,392
Laboratory Corp. of America Holdings*	3,190	415,561
McKesson Corp.	26,564	4,958,171
Molina Healthcare, Inc.*(a)	9,070	452,593
Qualicorp SA (Brazil)	65,000	378,187
Sonic Healthcare Ltd. (Australia)	60,800	986,003
UnitedHealth Group, Inc.	47,560	6,715,472

		18,724,012

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	17,361	767,356
Darden Restaurants, Inc.	12,045	762,930
International Game Technology PLC	21,860	409,656
MGM China Holdings Ltd. (Macau)	348,600	455,169
Sodexo SA (France)	5,300	567,788
Texas Roadhouse, Inc.	9,150	417,240
TUI AG (Germany)	69,200	786,051
Wyndham Worldwide Corp.	16,940	1,206,636

		5,372,826

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables — 1.0%
Helen of Troy Ltd.*	6,935	$713,195
Lennar Corp. (Class A Stock)	45,420	2,093,862
Mohawk Industries, Inc.*	3,230	612,925
PulteGroup, Inc.	123,210	2,401,363
Sony Corp. (Japan)	42,200	1,243,295
Steinhoff International Holdings NV (Netherlands)	21,600	123,912

		7,188,552

Household Products — 0.3%
Clorox Co. (The)	7,990	1,105,736
Spectrum Brands Holdings, Inc.	5,675	677,084
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	20,078	645,120

		2,427,940

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	27,000	629,054

Industrial Conglomerates — 1.4%
CK Hutchison Holdings Ltd. (Hong Kong)	103,100	1,134,148
DCC PLC (United Kingdom)	6,800	598,400
General Electric Co.	165,230	5,201,440
Koninklijke Philips NV (Netherlands)	63,316	1,572,540
Siemens AG (Germany)	13,905	1,426,954

		9,933,482

Insurance — 2.5%
Aflac, Inc.	38,540	2,781,046
Allianz SE (Germany)	6,021	858,944
American International Group, Inc.	84,660	4,477,667
Aviva PLC (United Kingdom)	189,738	1,000,169
China Life Insurance Co. Ltd. (China) (Class H Stock)	303,000	653,305
Delta Lloyd NV (Netherlands)	145,116	509,895
Everest Re Group Ltd.	3,620	661,265
Lincoln National Corp.	53,980	2,092,805
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,088,225
Talanx AG (Germany)	25,800	768,405
Travelers Cos., Inc. (The)	23,970	2,853,389

		17,745,115

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.*	2,105	1,506,380
Netflix, Inc.*	4,670	427,212

		1,933,592

Internet Software & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	11,255	7,847,021
Facebook, Inc. (Class A Stock)*	24,010	2,743,863
VeriSign, Inc.*	6,320	546,427

		11,137,311

IT Services — 2.1%
Amadeus IT Holding SA (Spain) (Class A Stock)	24,093	1,061,512
Broadridge Financial Solutions, Inc.	14,925	973,110
Convergys Corp.	26,350	658,750
CoreLogic, Inc.*	16,735	643,963
Euronet Worldwide, Inc.*	7,915	547,639

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Fidelity National Information Services, Inc.	39,937	$2,942,558
Fiserv, Inc.*	9,270	1,007,927
Vantiv, Inc. (Class A Stock)*	13,570	768,062
Visa, Inc. (Class A Stock)	81,865	6,071,927

		14,675,448

Leisure Products — 0.1%
Hasbro, Inc.	7,290	612,287

Life Sciences Tools & Services — 0.2%
ICON PLC*	22,652	1,585,867

Machinery — 1.2%
Crane Co.	7,080	401,578
Cummins, Inc.	4,730	531,841
Deere & Co.(a)	7,760	628,870
FANUC Corp. (Japan)	6,100	992,307
Ingersoll-Rand PLC	71,860	4,576,045
Komatsu Ltd. (Japan)	38,200	663,598
Mitsubishi Heavy Industries Ltd. (Japan)	168,200	676,369

		8,470,608

Marine — 0.1%
Orient Overseas International Ltd. (Hong Kong)	110,000	375,515

Media — 2.4%
AMC Networks, Inc. (Class A Stock)*	6,640	401,189
Comcast Corp. (Class A Stock)	85,875	5,598,191
Discovery Communications, Inc. (Class A Stock)*	20,505	517,341
Grupo Televisa SAB (Mexico), ADR	30,000	781,200
ITV PLC (United Kingdom)	172,703	414,088
Scripps Networks Interactive, Inc. (Class A Stock)	6,300	392,301
Sky PLC (United Kingdom)	78,400	890,899
Time Warner, Inc.	44,905	3,302,314
UBM PLC (United Kingdom)	100,177	859,152
Vivendi SA (France)	62,900	1,176,784
Walt Disney Co. (The)	29,785	2,913,569

		17,247,028

Metals & Mining — 0.4%
BHP Billiton Ltd. (Australia), ADR	9,756	278,631
BHP Billiton PLC (Australia), ADR	20,300	515,214
Norsk Hydro ASA (Norway)	105,042	384,541
Rio Tinto PLC (United Kingdom), ADR	14,081	440,735
South32 Ltd. (Australia)*	613,400	719,389
voestalpine AG (Austria)	14,854	499,917

		2,838,427

Multiline Retail — 0.4%
J.C. Penney Co., Inc.*	44,090	391,519
Target Corp.	38,450	2,684,579

		3,076,098

Multi-Utilities — 0.6%
Engie SA (France)	99,000	1,589,616
National Grid PLC (United Kingdom)	62,816	923,734
Veolia Environnement SA (France)	70,400	1,520,268

		4,033,618

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	42,280	$2,251,410
Chevron Corp.	46,240	4,847,339
Eni SpA (Italy)	67,200	1,082,407
Exxon Mobil Corp.	72,990	6,842,082
Occidental Petroleum Corp.	47,325	3,575,877
Phillips 66	30,420	2,413,523
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	13,040	357,694
Statoil ASA (Norway), ADR	32,711	566,227
Tesoro Corp.	4,760	356,619
TOTAL SA (France)	19,400	930,351
Valero Energy Corp.	35,660	1,818,660
World Fuel Services Corp.	9,840	467,302

		25,509,491

Personal Products — 0.2%
Unilever PLC (United Kingdom)	26,733	1,280,922

Pharmaceuticals — 3.8%
Allergan PLC*	25,367	5,862,060
Astellas Pharma, Inc. (Japan)	88,000	1,380,046
Bayer AG (Germany)	2,852	286,442
Bristol-Myers Squibb Co.	18,600	1,368,030
Jazz Pharmaceuticals PLC*	6,030	852,099
Johnson & Johnson	11,060	1,341,578
Merck & Co., Inc.	10,140	584,165
Merck KGaA (Germany)	11,100	1,128,242
Mylan NV*	42,230	1,826,025
Novartis AG (Switzerland)	18,667	1,540,747
Novartis AG (Switzerland), ADR	10,504	866,685
Pfizer, Inc.	128,170	4,512,866
Roche Holding AG (Switzerland)	3,663	966,592
Sanofi (France)	21,558	1,791,105
Teva Pharmaceutical Industries Ltd. (Israel), ADR	47,685	2,395,218

		26,701,900

Professional Services — 0.2%
ManpowerGroup, Inc.	26,650	1,714,661

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties, Inc.	4,720	622,568
Gaming and Leisure Properties, Inc.	12,500	431,000
Tanger Factory Outlet Centers, Inc.	14,031	563,766

		1,617,334

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	74,590	1,975,143
Cheung Kong Property Holdings Ltd. (Hong Kong)	118,800	748,518
Conwert Immobilien Invest SE (Austria)*	27,659	445,432
Savills PLC (United Kingdom)	22,600	184,919

		3,354,012

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	477,723	543,504
ARM Holdings PLC (United Kingdom), ADR(a)	31,040	1,412,630
Broadcom Ltd. (Singapore)	11,290	1,754,466
Intel Corp.	98,730	3,238,344
Maxim Integrated Products, Inc.	18,180	648,844

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	20,695	$284,763
QUALCOMM, Inc.	14,380	770,337
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	101,000	509,009

		9,161,897

Software — 2.7%
Adobe Systems, Inc.*	15,230	1,458,882
Cadence Design Systems, Inc.*	25,100	609,930
Check Point Software Technologies Ltd. (Israel)*	8,240	656,563
Citrix Systems, Inc.*	25,710	2,059,114
Electronic Arts, Inc.*	13,650	1,034,124
Microsoft Corp.	155,680	7,966,146
Oracle Corp.	96,405	3,945,857
SAP SE (Germany)	17,400	1,306,835
Square Enix Holdings Co. Ltd. (Japan)	15,400	499,930

		19,537,381

Specialty Retail — 1.6%
Dick’s Sporting Goods, Inc	82,200	3,703,932
Home Depot, Inc. (The)	36,481	4,658,259
Kingfisher PLC (United Kingdom)	227,661	977,828
Lowe’s Cos., Inc.	13,700	1,084,629
O’Reilly Automotive, Inc.*	4,110	1,114,221

		11,538,869

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	111,470	10,656,532
FUJIFILM Holdings Corp. (Japan)	18,800	729,448
NEC Corp. (Japan)	469,900	1,094,803
Samsung Electronics Co. Ltd. (South Korea)	1,263	1,572,879
Seagate Technology PLC(a)	91,540	2,229,914

		16,283,576

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.	90,620	2,277,280

Tobacco — 0.5%
Altria Group, Inc.	41,220	2,842,531
Imperial Brands PLC (United Kingdom)	16,306	884,324

		3,726,855

Trading Companies & Distributors — 0.3%
Mitsubishi Corp. (Japan)	26,900	473,637
Noble Group Ltd. (Hong Kong)*	1,677,400	254,008
Rexel SA (France)	76,100	956,763
United Rentals, Inc.*	9,960	668,316

		2,352,724

Transportation Infrastructure — 0.2%
Aena SA (Spain)	9,800	1,299,001

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	793,500	1,211,343

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc. (Canada) (Class B Stock)	8,650	349,460
SK Telecom Co. Ltd. (South Korea)	5,027	944,407
SoftBank Group Corp. (Japan)	26,300	1,487,320

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	342,048	$1,042,861

		3,824,048

TOTAL COMMON STOCKS (cost $442,163,155)		442,344,016

PREFERRED STOCKS — 0.2%
Automobiles
Hyundai Motor Co. (PRFC)	10,000	823,941
Porsche Automobil Holding SE (PRFC)	7,400	342,043

		1,165,984

TOTAL PREFERRED STOCKS (cost $1,653,337)		1,165,984

	Units
RIGHTS*
Holding Companies–Diversified
Noble Group Ltd. (Hong Kong), expiring 07/20/16 (cost $340,292)	1,677,400	117,037

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.7%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	161	161,471
Series 2015-2, Class A3
1.490%	11/15/19	145	145,842
Ally Master Owner Trust,
Series 2014-4, Class A1
0.842%(c)	06/17/19	300	299,304
Series 2015-1, Class A
0.842%(c)	01/15/19	396	395,625
BMW Vehicle Lease Trust,
Series 2015-2, Class A3
1.400%	09/20/18	119	119,471
Series 2016-1, Class A3
1.340%	01/22/19	142	141,980
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	833	803,178
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	824	788,786
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	853	877,630
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	49	48,667
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.842%(c)	02/15/19	306	305,872
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	327	321,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.782%(c)	11/25/26	154	$153,486
Hyundai Auto Receivables Trust,
Series 2013-C, Class A3
1.010%	02/15/18	58	58,432
Nissan Auto Lease Trust,
Series 2014-B, Class A4
1.290%	03/16/20	221	221,472
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	630	629,738
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A^
4.472%	05/20/46	350	354,185
Synchrony Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	478,563
Series 2016-1, Class A
2.040%	03/15/22	770	784,091
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	470	475,734
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	653	640,699
Series 2014-1A, Class A, 144A
3.270%	10/20/39	388	373,981
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	873	909,627
Series 2012-20C, Class 1
2.510%	03/01/32	716	737,440
Series 2014-20L, Class 1
2.700%	12/01/34	902	932,934
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A4
1.160%	03/20/20	200	199,586
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	745	748,539

TOTAL ASSET-BACKED SECURITIES (cost $12,124,460)			12,107,631

CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank Delaware (United Kingdom)^
1.500%(c)	03/26/18	245	243,407
JPMorgan Chase Bank NA
1.000%	02/19/20	245	245,097

TOTAL CERTIFICATES OF DEPOSIT (cost $489,109)			488,504

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4
5.723%(c)	06/10/49	392	398,707

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class A4
5.700%	06/11/50	793	$818,842
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431%	10/15/49	421	421,930
Series 2014-GC25, Class B
4.345%	10/10/47	275	294,948
Commercial Mortgage Trust,
Series 2006-C8, Class A4
5.306%	12/10/46	437	439,500
Series 2012-CR1, Class B
4.612%	05/15/45	640	707,454
Series 2012-CR2, Class A4
3.147%	08/15/45	534	568,436
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	140,829
Series 2014-CR15, Class A2
2.928%	02/10/47	280	289,437
Series 2014-CR20, Class AM
3.938%	11/10/47	1,000	1,088,929
Series 2014-SAVA, Class B, 144A
2.193%(c)	06/15/34	450	439,897
Series 2014-UBS2, Class A1
1.298%	03/10/47	237	237,327
Series 2014-UBS5, Class AM
4.193%	09/10/47	300	328,500
Series 2014-UBS5, Class C
4.765%(c)	09/10/47	940	957,829
Series 2015-PC1, Class A5
3.902%	07/10/50	145	159,330
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	500	522,326
FHLMC Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	294,642
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.302%(c)	09/25/44	279	288,916
Government National Mortgage Assoc.,
Series 2011-142, Class A
2.337%	10/16/40	281	284,960
Series 2013-194, Class AE
2.750%(c)	11/16/44	374	383,291
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	225	225,325
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	177	183,598
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	890	964,790
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%	12/12/49	825	856,169
Series 2008-T29, Class A4
6.477%(c)	01/11/43	314	331,551

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	$221,054
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	620	625,194
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2
2.900%	10/29/20	26	26,439
Series 2010-C1, Class APT
2.650%	10/29/20	14	13,916
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36	218	219,023
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	65,035
Series 2013-C5, Class AAB
2.687%	03/10/46	90	92,547
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	211,028
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	497,131
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	138,196
Series 2014-C19, Class B
4.723%(c)	03/15/47	825	916,625

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,728,649)			14,653,651

CORPORATE BONDS — 11.0%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	590	615,830

Agriculture
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	247	271,296

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	09/22/27	145	152,431
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	06/15/28	179	185,072
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	638	667,190

			1,004,693

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	395	$395,987

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	267	274,754
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	266	335,946
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	400	404,920
3.200%	01/15/21	290	298,724
4.250%	09/20/22	300	323,517
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	500	573,354
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	108	108,172
3.700%	11/24/20	222	228,085

			2,547,472

Banks — 2.3%
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49	560	596,400
Sr. Unsec’d. Notes, MTN
5.625%	07/01/20	475	534,394
5.650%	05/01/18	150	160,747
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	514	525,479
Bank Of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19	371	373,226
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	790,057
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	295	283,663
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	258	265,235
Capital One NA,
Certificate of Deposit
2.000%	10/07/19	245	251,444
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	571	573,341
3.875%	10/25/23	850	911,859
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	12/03/25	615	647,319
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	475	566,437

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21		200	$203,120
Goldman Sachs Bank USA,
Certificate of Deposit
2.250%	09/30/20		245	253,529
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/03/24		775	828,529
HSBC Bank USA NA,
Certificate of Deposit
1.625%	12/09/20		245	245,400
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22		433	452,669
3.625%	05/13/24		259	275,020
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		450	610,317
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	396	400,145
Sub. Notes
5.000%	11/24/25		380	416,020
National Australia Bank Ltd (Australia),
Jr. Sub. Notes
8.000%(c)	09/29/49		590	598,555
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22		269	286,083
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.875%(c)	03/29/49		825	726,000
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19		280	286,060
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22		480	499,121
Santander Issuances SAU (Spain),
Gtd. Notes
5.179%	11/19/25		565	564,454
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	(a)	500	484,791
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24		423	452,305
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.350%	01/29/21		435	449,030
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		570	586,387
Sr. Unsec’d. Notes
5.625%	12/11/17		659	700,570
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		461	483,509

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo Bank NA,
Certificate of Deposit
1.750%	06/17/21	245	$245,665

			16,526,880

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,047	1,176,544
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19	234	270,716
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22	154	161,339
4.250%	10/22/44	250	280,425
7.900%	11/01/18	238	275,272

			2,164,296

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	510,500
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
6.000%	07/15/18	285	312,233

			822,733

Commercial Services — 0.1%
George Washington University (The),
Bonds
3.485%	09/15/22	163	175,005
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	174,574
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	127,850

			477,429

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	828	843,195
4.650%	02/23/46	309	349,039
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
8.100%	07/15/36	585	630,658
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.450%	02/19/26	524	569,902

			2,392,794

Diversified Financial Services — 1.6%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	659	810,693
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	560	559,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66	750	$749,063
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	628,096
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	575	617,366
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	519	516,881
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	1,050	1,062,396
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	845	854,618
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	355	365,707
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/19	155	154,771
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	650	728,328
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	575	592,250
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	221	267,035
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	950	1,007,093
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	497	508,953
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	753,146
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	419	418,666
1.900%	07/12/24	907	918,668

			11,513,030

Electric — 0.2%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	409	423,805
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	463	585,438
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTNB
8.400%	03/28/25	167	236,710

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp,
First Mortgage
3.850%	06/15/21	447	$491,274

			1,737,227

Engineering & Construction — 0.1%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/17	750	751,307

Foods — 0.1%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	320	350,945
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	476,463

			827,408

Healthcare-Products
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	195	260,899

Holding Companies-Diversified — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	580	597,400

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	591,700

Insurance — 0.5%
AIG Life Holdings, Inc.,
Gtd. Notes
6.625%	02/15/29	600	753,490
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	373	385,396
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	560	621,154
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	745,999
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	738,510
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	587,470

			3,832,019

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	309	332,084
7.900%	12/15/18	460	532,471

			864,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Machinery-Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	218	$225,093
2.800%	03/06/23	499	524,589
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	704,001

			1,453,683

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.400%	12/15/35	445	565,025
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	600	603,375
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	265	280,408
7.625%	04/15/31	450	617,235
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
3.150%	09/17/25	238	263,132
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	606	626,511

			2,955,686

Mining — 0.1%
Glencore Canada Corp. (Switzerland),
Gtd. Notes
5.500%	06/15/17	575	588,047

Miscellaneous Manufacturing — 0.3%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22	715	735,549
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	802	850,922
Sr. Unsec’d. Notes
2.700%	10/09/22	292	306,455

			1,892,926

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	127	127,974
Chevron Corp.,
Sr. Unsec’d. Notes
2.100%	05/16/21	114	116,176
2.355%	12/05/22	398	403,984
2.954%	05/16/26	229	236,661
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	312,635
ConocoPhillips Co.,
Gtd. Notes
2.400%	12/15/22	285	281,716

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.043%	03/01/26		297	$315,269
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22		234	245,244
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.875%	08/04/26		270	301,860
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	(a)	585	551,363
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		383	384,725
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21		446	463,626

				3,741,233

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		250	271,295
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45		214	226,768
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		600	481,875

				979,938

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		465	467,387
5.000%	10/01/21		160	169,439

				636,826

Real Estate — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A^
1.073%(c)	09/01/26		1,559	1,387,099

Real Estate Investment Trusts (REITs) — 0.4%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20		600	617,250
iStar Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17		610	600,087
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24		700	733,254
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		600	615,045

				2,565,636

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	490	$517,254
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	628	712,894
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	632	915,947

			2,146,095

Semiconductors — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46	397	412,764

Software — 0.5%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	827,036
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	700	729,353
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	465	524,357
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	302,072
2.500%	10/15/22	346	354,147
4.125%	05/15/45	655	675,169

			3,412,134

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	505	516,568
4.450%	04/01/24	785	862,408
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	535	539,681
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	700	727,563
Frontier Communications Corp.,
Sr. Unsec’d. Notes
11.000%	09/15/25	600	621,000
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	664,975
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	625	662,113

			4,594,308

Transportation — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	640	690,199
5.720%	01/15/24	329	373,490

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
8.251%	01/15/21	62	$70,602
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	195	224,283
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	197	228,524
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	01/15/22	326	370,638
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	56	56,653
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	324	363,456
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	501	562,473
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	279	327,462

			3,267,780

TOTAL CORPORATE BONDS (cost $76,782,669)			78,229,110

FOREIGN GOVERNMENT BOND
Province of Manitoba (Canada),
Unsec’d. Notes (cost $107,959)
9.500%	09/15/18	92	108,003

MUNICIPAL BONDS — 0.9%
California — 0.3%
State of California,
General Obligation Unlimited
7.700%	11/01/30	760	934,572
7.950%	03/01/36	690	838,633
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	283,662

			2,056,867

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	634,216

New York
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	476,461

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	650	823,407

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	450	488,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	$596,166

Texas — 0.1%
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	751,430

Washington — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	742,182

TOTAL MUNICIPAL BONDS (cost $6,183,911)			6,569,708

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26	292	320,867
Series 2010-135, Class EA
3.000%	01/25/40	20	20,449
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	450	467,888
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	237	241,841
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.810%(c)	07/25/44	33	33,854
Government National Mortgage Assoc.,
Series 2010-64, Class NP
3.500%	08/20/36	68	68,094
Series 2010-105, Class PC
2.000%	06/20/39	139	139,399
Series 2012-2, Class AB
2.105%	03/16/37	439	441,280

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,730,353)			1,733,672

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal Farm Credit Banks
1.270%	01/28/19	175	175,033
2.450%	06/30/25	221	221,202
2.650%	07/06/27	417	415,955
2.730%	09/23/27	452	450,386
2.820%	01/27/25	646	651,799
2.900%	10/07/24-11/26/27	974	975,671
2.950%	07/13/23-09/30/24	1,341	1,342,354
3.040%	08/05/24	58	58,118
3.170%	07/21/25	1,571	1,572,637
Federal Home Loan Banks
2.730%	07/07/28	350	347,991
Federal Home Loan Mortgage Corp.
1.000%	06/28/19-04/29/21	1,977	1,977,355

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.125%	06/15/21	398	$398,289
1.875%	05/24/21	919	919,482
2.500%	04/01/28	446	462,370
3.000%	11/01/42	258	268,135
3.500%	04/01/34-07/01/42	1,120	1,192,390
4.000%	01/01/40	791	852,176
4.500%	08/01/25-06/01/31	417	453,216
Federal National Mortgage Assoc.
0.750%	01/29/19	3,182	3,181,698
1.500%	01/30/20	759	759,429
2.500%	07/01/26	304	316,093
3.000%	12/01/26-02/01/35	889	935,837
3.500%	04/01/32-07/01/42	1,565	1,662,630
4.000%	10/01/33-02/01/41	3,933	4,256,608
4.500%	07/01/19-06/01/41	2,056	2,248,280
5.000%	11/01/33-10/01/41	1,441	1,606,346
5.500%	01/01/21	24	25,509
5.600%	05/15/37	817	851,236
6.210%	06/05/36	3,177	3,327,453
Government National Mortgage Assoc.
2.500%	12/20/42-09/20/43	630	642,294
Overseas Private Investment Corp., Gov’t. Gtd. Notes
0.233%(s)	06/10/18	1,250	1,286,287
2.319%(s)	11/15/19	500	532,661
3.559%(s)	12/15/23	765	842,207

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $34,942,304)			35,209,127

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
2.500%	05/15/46	592	616,905
2.875%	08/15/45	374	419,961
3.125%	08/15/44	335	394,331
3.750%	11/15/43	3,325	4,386,922
4.500%	02/15/36	3,575	5,149,398
5.250%	11/15/28	2,970	4,180,507
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17	190	201,361
0.250%	01/15/25	553	567,039
0.750%	02/15/45	841	858,001
U.S. Treasury Notes
1.375%	08/31/20-05/31/21	2,592	2,639,434
1.500%	12/31/18	567	578,694
1.625%	12/31/19-05/15/26	3,970	4,048,389
2.000%	05/31/21	1,028	1,076,509
2.125%	08/15/21-09/30/21	1,753	1,847,361
2.375%	05/31/18	5,825	6,022,275
2.500%	08/15/23	1,042	1,128,819
2.750%	11/15/23	764	842,191
3.250%	03/31/17	3,725	3,800,919

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,333,827)			38,759,016

TOTAL LONG-TERM INVESTMENTS (cost $628,580,025)			631,485,459

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUND — 10.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $76,717,856; includes $2,894,865 of cash collateral received for securities on loan)(b)(w)(Note 4)	76,717,856	$76,717,856

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills (cost $2,894,587)
0.420%	12/08/16	2,900	2,896,308

TOTAL INVESTMENTS — 99.9% (cost $708,192,468)			711,099,623
Other assets in excess of liabilities(z) — 0.1%			663,160

NET ASSETS — 100.0%			$711,762,783

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,984,691 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,869,873; cash collateral of $2,894,865 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
52	5 Year U.S. Treasury Notes	Sep. 2016	$6,271,197	$6,352,531	$81,334
27	10 Year U.S. Treasury Notes	Sep. 2016	3,519,445	3,590,578	71,133
17	20 Year U.S. Treasury Bonds	Sep. 2016	2,824,603	2,929,844	105,241
141	Mini MSCI EAFE Index	Sep. 2016	11,325,450	11,387,160	61,710
29	Russell 2000 Mini Index	Sep. 2016	3,346,739	3,327,460	(19,279)
229	S&P 500 E-Mini Index	Sep. 2016	24,014,450	23,932,790	(81,660)
7	S&P Mid Cap 400 E-Mini Index	Sep. 2016	1,045,653	1,045,100	(553)

					$217,926

U.S. Treasury Obligation with the market value of $2,896,308 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$337,083,084	$105,260,932	$—
Preferred Stocks	—	1,165,984	—
Rights	—	117,037	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	11,753,446	354,185
Certificates of Deposit	—	245,097	243,407
Commercial Mortgage-Backed Securities	—	14,653,651	—
Corporate Bonds	—	76,842,011	1,387,099
Foreign Government Bond	—	108,003	—
Municipal Bonds	—	6,569,708	—
Residential Mortgage-Backed Securities	—	1,733,672	—
U.S. Government Agency Obligations	—	35,209,127	—
U.S. Treasury Obligation	—	41,655,324	—
Affiliated Mutual Fund	76,717,856	—	—
Other Financial Instruments*
Futures Contracts	217,926	—	—

Total	$414,018,866	$295,313,992	$1,984,691

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	10.8%
Banks	6.0
U.S. Treasury Obligations	5.8
U.S. Government Agency Obligations	4.9
Pharmaceuticals	3.9
Oil, Gas & Consumable Fuels	3.6
Software	3.2
Insurance	3.0
Diversified Financial Services	3.0
Media	2.8
Biotechnology	2.7
Health Care Providers & Services	2.6
Aerospace & Defense	2.6
Technology Hardware, Storage & Peripherals	2.3
IT Services	2.1
Commercial Mortgage-Backed Securities	2.1
Chemicals	1.9
Beverages	1.8
Non-Residential Mortgage-Backed Securities	1.7
Specialty Retail	1.6
Internet Software & Services	1.6
Industrial Conglomerates	1.4
Electric Utilities	1.3
Semiconductors & Semiconductor Equipment	1.3
Consumer Finance	1.3
Machinery	1.2
Food & Staples Retailing	1.0
Auto Components	1.0
Health Care Equipment & Supplies	1.0
Household Durables	1.0
Municipal Bonds	0.9
Diversified Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	0.8
Hotels, Restaurants & Leisure	0.8
Capital Markets	0.8
Food Products	0.7
Communications Equipment	0.7
Telecommunications	0.6
Automobiles	0.6
Real Estate Investment Trusts (REITs)	0.6
Multi-Utilities	0.6
Wireless Telecommunication Services	0.5
Oil & Gas	0.5
Tobacco	0.5
Real Estate Management & Development	0.5
Airlines	0.5
Transportation	0.5

Multiline Retail	0.4%
Energy Equipment & Services	0.4
Metals & Mining	0.4
Auto Manufacturers	0.4
Household Products	0.3
Computers	0.3
Trading Companies & Distributors	0.3
Textiles, Apparel & Luxury Goods	0.3
Retail	0.3
Electrical Equipment	0.3
Building Products	0.3
Internet & Catalog Retail	0.3
Miscellaneous Manufacturing	0.3
Electric	0.2
Residential Mortgage-Backed Securities	0.2
Professional Services	0.2
Distributors	0.2
Life Sciences Tools & Services	0.2
Machinery-Diversified	0.2
Real Estate	0.2
Commercial Services & Supplies	0.2
Transportation Infrastructure	0.2
Personal Products	0.2
Containers & Packaging	0.2
Water Utilities	0.2
Certificates of Deposit	0.1
Machinery-Construction & Mining	0.1
Foods	0.1
Engineering & Construction	0.1
Diversified Consumer Services	0.1
Construction & Engineering	0.1
Pipelines	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Holding Companies-Diversified	0.1
Home Builders	0.1
Mining	0.1
Air Freight & Logistics	0.1
Commercial Services	0.1
Semiconductors	0.1
Apparel	0.1
Marine	0.1

99.9
Other assets in excess of other liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk and interest risk . The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$61,710	*	Due from/to broker — variation margin futures	$101,492	*
Equity contracts	Unaffiliated investments	117,037		—	—
Interest rate contracts	Due from/to broker — variation margin futures	257,708	*	—	—

Total		$436,455			$101,492

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(549,873)
Interest rate contracts	633,739

Total	$83,866

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$(223,255)	$(321,668)	$(544,923)
Interest rate contracts	—	268,221	268,221

Total	$(223,255)	$(53,447)	$(276,702)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $60,556,256.

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $2,869,873:
Unaffiliated investments (cost $631,474,612)	$634,381,767
Affiliated investments (cost $76,717,856)	76,717,856
Foreign currency, at value (cost $80,903)	80,912
Receivable for investments sold	9,594,456
Dividends and interest receivable	1,910,485
Tax reclaim receivable	463,406
Due from broker-variation margin futures	454,935
Receivable for fund share sold	156,495
Receivable from affiliate	3,447
Prepaid expenses	863

Total Assets	723,764,622

LIABILITIES:
Payable for investments purchased	5,407,239
Payable for fund share repurchased	3,378,252
Payable to broker for collateral for securities on loan	2,894,865
Advisory fees payable	178,259
Accrued expenses and other liabilities	123,309
Distribution fee payable	19,573
Affiliated transfer agent fee payable	342

Total Liabilities	12,001,839

NET ASSETS	$711,762,783

Net assets were comprised of:
Paid-in capital	$564,738,101
Retained earnings	147,024,682

Net assets, June 30, 2016	$711,762,783

Net asset value and redemption price per share, $711,762,783 / 56,151,216 outstanding shares of beneficial interest	$12.68

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $284,443, of which $27,767 is reimbursable by an affiliate)	$5,482,585
Interest income	2,742,457
Affiliated dividend income	211,139
Affiliated income from securities lending, net	83,540

8,519,721

EXPENSES
Advisory fees	2,300,166
Distribution fee	852,976
Custodian and accounting fees	203,000
Audit fee	21,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	485
Miscellaneous	18,560

Total expenses.	3,425,187
Less: advisory fee waivers and/or expense reimbursement	(41,763)

Net expenses	3,383,424

NET INVESTMENT INCOME (LOSS)	5,136,297

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(840,140)
Futures transactions	83,866
Foreign currency transactions	20,734

(735,540)

Net change in unrealized appreciation (depreciation) on:
Investments	(14,269,855)
Futures	(53,447)
Foreign currencies	9,045

(14,314,257)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(15,049,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,913,500)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,136,297	$8,175,679
Net realized gain (loss) on investment and foreign currency transactions	(735,540)	20,141,564
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(14,314,257)	(38,663,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,913,500)	(10,346,528)

FUND SHARE TRANSACTIONS:
Fund share sold [13,559,963 and 6,168,818 shares, respectively]	168,152,606	79,766,440
Fund share repurchased [15,844,052 and 6,173,341 shares, respectively]	(191,031,133)	(78,339,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(22,878,527)	1,427,411

CAPITAL CONTRIBUTIONS (NOTE 4)	433,057	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,358,970)	(8,919,117)
NET ASSETS:
Beginning of period	744,121,753	753,040,870

End of period	$711,762,783	$744,121,753

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 92.4%
COMMON STOCKS — 78.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.4%
Airbus Group SE (France)	27,856	$1,596,711
Astrotech Corp.*	21,233	35,884
B/E Aerospace, Inc.	186	8,589
Boeing Co. (The)	22,406	2,909,867
Cobham PLC (United Kingdom)	257,216	541,914
Dassault Aviation SA (France)	568	562,835
Huntington Ingalls Industries, Inc.	944	158,620
KLX, Inc.*	3,853	119,443
LIG Nex1 Co. Ltd. (South Korea)	2,866	243,544
Northrop Grumman Corp.	819	182,047
Raytheon Co.	502	68,247
Rockwell Collins, Inc.(a)	10,045	855,231
Rolls Royce Pfd.C Entitlement Sh (United Kingdom)*	2,588,021	3,445
Rolls-Royce Holdings PLC (United Kingdom)*	40,889	390,286
Safran SA (France)	9,946	669,784
Tel-Instrument Electronics Corp.*	10,455	44,957
Textron, Inc.	2,658	97,176
United Technologies Corp.	8,804	902,850

		9,391,430

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,883	139,813
FedEx Corp.	2,983	452,760
United Parcel Service, Inc. (Class B Stock)	5,563	599,246

		1,191,819

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	433,353	155,034
Alaska Air Group, Inc.	4,035	235,200
American Airlines Group, Inc.	43,805	1,240,120
Delta Air Lines, Inc.	7,670	279,418
easyJet PLC (United Kingdom)	17,703	257,254
Flybe Group PLC (United Kingdom)*	106,424	56,317
Ryanair Holdings PLC (Ireland), ADR	4,910	341,441
Spirit Airlines, Inc.*	3,130	140,443
United Continental Holdings, Inc.*	9,990	409,990

		3,115,217

Auto Components — 1.0%
Autoliv, Inc. (Sweden)	1,640	176,218
CIE Automotive SA (Spain)	6,791	114,356
Delphi Automotive PLC (United Kingdom)	3,706	231,996
Dometic Group AB (Sweden)*	19,692	130,461
Gentex Corp.	9,462	146,188
GKN PLC (United Kingdom)	104,724	378,627
Hyundai Mobis Co. Ltd. (South Korea)	2,943	647,470
Johnson Controls, Inc.	42,050	1,861,133
Koito Manufacturing Co. Ltd. (Japan)	14,200	653,831
Leoni AG (Germany)	14,941	410,422
Minth Group Ltd. (China)	66,000	213,106
Musashi Seimitsu Industry Co. Ltd. (Japan)	8,700	170,170
Nifco, Inc. (Japan)	4,300	225,459
Nippon Seiki Co. Ltd. (Japan)	14,000	228,293
Press Kogyo Co. Ltd. (Japan)	57,500	190,977
S&T Motiv Co. Ltd. (South Korea)	2,373	134,621
Stanley Electric Co. Ltd. (Japan)	23,800	508,280

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)*(g)	55,811	$118,457

		6,540,065

Automobiles — 0.4%
Ferrari NV (Italy)(a)	517	21,161
Honda Motor Co. Ltd. (Japan)	39,300	985,851
Mitsubishi Motors Corp. (Japan)	56,900	262,669
Suzuki Motor Corp. (Japan)	11,000	297,857
Tesla Motors, Inc.*(a)	4,398	933,607

		2,501,145

Banks — 4.2%
Access National Corp.	1,400	27,314
Ashikaga Holdings Co. Ltd. (Japan)	42,600	136,673
Auburn National Bancorporation, Inc.	390	11,111
Axis Bank Ltd. (India), GDR, RegS	18,404	714,075
Banco Bilbao Vizcaya Argentaria SA (Spain)	86,708	496,792
Bank Central Asia Tbk PT (Indonesia)	573,200	580,398
Bank of the Ryukyus Ltd. (Japan)	10,100	100,562
Barclays PLC (United Kingdom), ADR	5,066	38,502
BNC Bancorp	1,176	26,712
BNP Paribas SA (France)	12,346	541,443
Boston Private Financial Holdings, Inc.	11,925	140,477
CIT Group, Inc.	5,061	161,496
Citigroup, Inc.	67,210	2,849,032
Citizens First Corp.	350	4,984
Community Bankers Trust Corp.*	1,100	5,698
County Bancorp, Inc.	600	12,372
Danske Bank A/S (Denmark)	29,529	777,214
DNB ASA (Norway)	61,957	741,613
Eagle Bancorp, Inc.*	3,070	147,698
East West Bancorp, Inc.	453	15,484
Erste Group Bank AG (Austria)*	19,408	441,883
Farmers Capital Bank Corp.	2,290	62,631
Fifth Third Bancorp	36,393	640,153
First Business Financial Services, Inc.	2,800	65,716
First Internet Bancorp	4,930	117,433
First Niagara Financial Group, Inc.	16,362	159,366
First Republic Bank	2,354	164,756
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	87,700	797,193
Hawthorn Bancshares, Inc.	699	9,642
HDFC Bank Ltd. (India), ADR	13,745	911,981
Home BancShares, Inc.	7,480	148,029
ING Groep NV (Netherlands), CVA	147,700	1,528,098
Investors Bancorp, Inc.	14,771	163,663
JPMorgan Chase & Co.	91,463	5,683,511
KeyCorp	55,428	612,479
Lloyds Banking Group PLC (United Kingdom)	1,775,709	1,286,136
Mitsubishi UFJ Financial Group, Inc. (Japan)	79,800	357,732
National Bank of Canada (Canada)	13,950	477,147
Park National Corp.	1,590	145,930
Plumas Bancorp*	400	3,604
Preferred Bank	2,044	59,021
Renasant Corp.	4,430	143,222
Royal Bank of Scotland Group PLC (United Kingdom)*	432,259	979,571

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Signature Bank*	1,529	$191,003
Standard Chartered PLC (United Kingdom)	51,159	388,144
Sussex Bancorp	500	6,680
SVB Financial Group*	181	17,224
Svenska Handelsbanken AB (Sweden) (Class A Stock)	113,363	1,376,285
TCF Financial Corp.	11,615	146,930
Turkiye Garanti Bankasi A/S (Turkey)	158,961	419,885
United Bancorp, Inc.	400	3,908
United Overseas Bank Ltd. (Singapore)	41,700	574,541
United Security Bancshares, Inc.	2,000	17,800
Unity Bancorp, Inc.	1,400	17,794
US Bancorp	30,192	1,217,643
Wells Fargo & Co.	32,132	1,520,808

		28,387,192

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium)	2,673	353,470
Baron de Ley (Spain)*	820	89,089
Coca-Cola Co. (The)	7,212	326,920
Constellation Brands, Inc. (Class A Stock)	1,450	239,830
Diageo PLC (United Kingdom)	28,898	807,289
Molson Coors Brewing Co. (Class B Stock)	1,014	102,546
Monster Beverage Corp.*	518	83,248
PepsiCo, Inc.	23,270	2,465,224
SABMiller PLC (United Kingdom)	8,632	503,413

		4,971,029

Biotechnology — 1.3%
AbbVie, Inc.	548	33,927
Abcam PLC (United Kingdom)	30,887	318,199
Acceleron Pharma, Inc.*	1,920	65,242
Alexion Pharmaceuticals, Inc.*	6,581	768,398
Alnylam Pharmaceuticals, Inc.*	1,823	101,158
Biogen, Inc.*	1,988	480,738
BioMarin Pharmaceutical, Inc.*	2,615	203,447
Bluebird Bio, Inc.*	1,110	48,052
Celgene Corp.*	9,992	985,511
Celldex Therapeutics, Inc.*	4,602	20,203
Cepheid*	3,629	111,592
CSL Ltd. (Australia)	4,450	375,281
Genus PLC (United Kingdom)	2,046	42,718
Gilead Sciences, Inc.	8,442	704,232
Grifols SA (Spain)	9,487	215,511
Grifols SA (Spain) (PRFC), ADR	40,440	674,135
Incyte Corp.*	3,403	272,172
Ionis Pharmaceuticals, Inc.*	3,179	74,039
Medivation, Inc.*	1,998	120,479
Regeneron Pharmaceuticals, Inc.*	755	263,669
Seattle Genetics, Inc.*	3,533	142,769
Shire PLC	16,285	1,006,146
Shire PLC, ADR	2,175	400,374
United Therapeutics Corp.*	1,295	137,166
Vertex Pharmaceuticals, Inc.*	10,638	915,081

		8,480,239

Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	23,312	479,594
Lindab International AB (Sweden)	13,942	107,340
Masco Corp.	8,355	258,504

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
NCI Building Systems, Inc.*	7,112	$113,721
Polypipe Group PLC (United Kingdom)	45,260	156,898
Reliance Worldwide Corp. Ltd. (Australia)*	21,011	48,420
Sanwa Holdings Corp. (Japan)	33,000	299,971
Tarkett SA (France)	3,732	121,657
Tyman PLC (United Kingdom)	25,933	86,574
Volution Group PLC (United Kingdom)	72,601	135,165

		1,807,844

Capital Markets — 2.9%
Ameriprise Financial, Inc.	22,568	2,027,735
Ashford, Inc.*	1,247	62,350
Avanza Bank Holding AB (Sweden)	5,093	195,699
Banca Generali SpA (Italy)	6,209	124,450
Bank of New York Mellon Corp. (The)	96,834	3,762,001
BlackRock, Inc.	2,620	897,429
BT Investment Management Ltd. (Australia)	24,023	142,916
Charles Schwab Corp. (The)	7,460	188,813
Credit Suisse Group AG (Switzerland)*	56,567	602,575
E*TRADE Financial Corp.*	11,647	273,588
GAM Holding AG (Switzerland)*	46,928	500,974
Greenhill & Co., Inc.	48	773
Intermediate Capital Group PLC (United Kingdom)	18,307	119,946
Intertrust NV (Netherlands)*	8,475	189,142
Investec PLC (South Africa)	123,543	767,918
IP Group PLC (United Kingdom)*	39,011	73,746
Julius Baer Group Ltd. (Switzerland)*	16,317	656,732
Jupiter Fund Management PLC (United Kingdom)	24,608	120,839
Morgan Stanley	129,073	3,353,317
Northern Trust Corp.	6,448	427,244
NorthStar Asset Management Group, Inc.	5,796	59,177
Partners Group Holding AG (Switzerland)	906	388,280
Rathbone Brothers PLC (United Kingdom)	3,165	74,558
Raymond James Financial, Inc.	3,627	178,811
Saigon Securities, Inc. (Vietnam)*	109,636	102,576
SEI Investments Co.	3,503	168,529
State Street Corp.	34,493	1,859,863
TD Ameritrade Holding Corp.	68,125	1,939,859
Vostok New Ventures Ltd. (Sweden), SDR*	14,663	82,199
Waddell & Reed Financial, Inc. (Class A Stock)	3,281	56,499

		19,398,538

Chemicals — 1.7%
Air Liquide SA (France)	3,739	389,537
Air Water, Inc. (Japan)	32,000	470,843
Ashland, Inc.	14,120	1,620,552
Calgon Carbon Corp.	7,759	102,031
Celanese Corp. (Class A Stock)	2,470	161,661
Chugoku Marine Paints Ltd. (Japan)	28,000	172,018
Dow Chemical Co. (The)	8,667	430,837
E.I. du Pont de Nemours & Co.	5,428	351,734
Ecolab, Inc.	2,723	322,948
Fufeng Group Ltd. (China)(g)	416,000	115,620
GCP Applied Technologies, Inc.*	1,207	31,430
Incitec Pivot Ltd. (Australia)	197,368	443,351
JSR Corp. (Japan)	38,300	507,212
Kansai Paint Co. Ltd. (Japan)	7,600	153,442

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Koninklijke DSM NV (Netherlands)	14,432	$832,592
Linde AG (Germany)	4,639	646,385
LyondellBasell Industries NV (Class A Stock)	2,359	175,557
Nihon Parkerizing Co. Ltd. (Japan)	20,800	218,810
Nippon Kayaku Co. Ltd. (Japan)	9,000	89,223
Nippon Shokubai Co. Ltd. (Japan)	5,400	310,588
Nippon Soda Co. Ltd. (Japan)	20,000	80,645
Nissan Chemical Industries Ltd. (Japan)	4,900	142,969
PPG Industries, Inc.	847	88,215
Praxair, Inc.	4,227	475,073
RPM International, Inc.	21,031	1,050,498
Sherwin-Williams Co. (The)	2,030	596,150
Sumitomo Seika Chemicals Co. Ltd. (Japan)	32,000	178,274
Syngenta AG (Switzerland)	2,288	878,246
Taiyo Holdings Co. Ltd. (Japan)	4,600	142,320
Victrex PLC (United Kingdom)	15,682	317,480
WR Grace & Co.	2,007	146,932

		11,643,173

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	12,202	47,466
Brambles Ltd. (Australia)	53,176	496,473
Clean Harbors, Inc.*	2,880	150,077
Downer EDI Ltd. (Australia)	179,193	514,612
Edenred (France)	6,790	139,033
Healthcare Services Group, Inc.	3,211	132,871
KAR Auction Services, Inc.	3,511	146,549
PayPoint PLC (United Kingdom)	4,695	56,712
Prosegur Cia de Seguridad SA (Spain)	21,272	128,197
Serco Group PLC (United Kingdom)*	124,864	185,825
Tyco International PLC	46,186	1,967,524
Waste Connections, Inc. (Canada)	200	14,410

		3,979,749

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	16,048	147,321
Cisco Systems, Inc.	74,065	2,124,925
Harris Corp.	4,458	371,976
Juniper Networks, Inc.	39,136	880,169
Lumentum Holdings, Inc.*	2,877	69,623
MRV Communications, Inc.*	4,000	45,200
Palo Alto Networks, Inc.*	1,447	177,460
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	60,096	461,691
Viavi Solutions, Inc.*	13,787	91,408

		4,369,773

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	3,810	131,940
Comfort Systems USA, Inc.	3,419	111,357
SPIE SA (France)	7,118	126,529

		369,826

Construction Materials — 0.2%
Fletcher Building Ltd. (New Zealand)	88,566	544,773
James Hardie Industries PLC (Ireland)	19,051	295,050
Martin Marietta Materials, Inc.	3,452	662,784

		1,502,607

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance — 0.2%
Ally Financial, Inc.*	11,600	$198,012
American Express Co.	7,289	442,880
Credit Saison Co. Ltd. (Japan)	51,500	865,122
Credito Real SAB de CV (Mexico)	39,496	75,611

		1,581,625

Containers & Packaging — 0.5%
Amcor Ltd. (Australia)	64,806	728,654
Ball Corp.(a)	15,331	1,108,278
Huhtamaki OYJ (Finland)	3,963	164,464
International Paper Co.	25,452	1,078,656
Packaging Corp. of America	2,522	168,797

		3,248,849

Distributors
Core-Mark Holding Co., Inc.	2,300	107,778
Paltac Corp. (Japan)	4,900	99,487

		207,265

Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	5,920	53,990
Benesse Holdings, Inc. (Japan)	25,100	589,242
Service Corp. International	6,730	181,979
ServiceMaster Global Holdings, Inc.*	4,440	176,712
TAL Education Group (China), ADR*	4,200	260,652

		1,262,575

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	69,788	478,995
Bursa Malaysia Bhd (Malaysia)(g)	49,700	105,527
CBOE Holdings, Inc.	6,992	465,807
CME Group, Inc.	746	72,660
Intercontinental Exchange, Inc.	3,287	841,341
Japan Securities Finance Co. Ltd. (Japan)	37,100	140,630
OzForex Group Ltd. (Australia)	67,067	116,938
S&P Global, Inc.	5,035	540,054

		2,761,952

Diversified Telecommunication Services — 1.0%
ATN International, Inc.	1,870	145,505
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	268,148	531,182
Iliad SA (France)	1,310	264,443
Nippon Telegraph & Telephone Corp. (Japan)	60,800	2,851,211
SBA Communications Corp. (Class A Stock)*	2,394	258,408
Straight Path Communications, Inc. (Class B Stock)*	1,370	37,908
TDC A/S (Denmark)	65,056	318,805
Telecom Italia SpA (Italy)*	710,331	457,014
Telefonica Deutschland Holding AG (Germany)	173,846	716,090
Telefonica SA (Spain)	88,935	844,336

		6,424,902

Electric Utilities — 1.5%
American Electric Power Co., Inc.	17,228	1,207,511
Edison International	18,584	1,443,419
EDP — Energias do Brasil SA (Brazil)	183,900	779,727
EDP — Energias do Brasil SA (Brazil)*	37,072	155,568

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Endesa SA (Spain)	12,966	$260,170
Exelon Corp.	58,571	2,129,642
FirstEnergy Corp.	32,388	1,130,665
OGE Energy Corp.	5,668	185,627
PG&E Corp.	36,336	2,322,597
Spark Energy, Inc. (Class A Stock)	3,700	122,285
SSE PLC (United Kingdom)	33,653	700,429

		10,437,640

Electrical Equipment — 0.5%
Eaton Corp. PLC	981	58,595
Generac Holdings, Inc.*	3,775	131,974
Kendrion NV (Netherlands)	4,086	105,267
Mitsubishi Electric Corp. (Japan)	107,000	1,277,404
Prysmian SpA (Italy)	22,125	485,627
Schneider Electric SE (France)	19,943	1,163,494
Sensata Technologies Holding NV*	4,030	140,607
Ushio, Inc. (Japan)	9,700	113,961

		3,476,929

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	3,688	158,953
FEI Co.	1,260	134,669
Hexagon AB (Sweden) (Class B Stock)	21,656	792,522
Horiba Ltd. (Japan)	4,200	184,795
Ingram Micro, Inc. (Class A Stock)	2,426	84,376
Iteris, Inc.*	4,300	12,298
Keysight Technologies, Inc.*	18,248	530,834
Kyocera Corp. (Japan)	22,600	1,075,372
LightPath Technologies, Inc. (Class A Stock)*	15,000	26,100
LRAD Corp.	25,400	45,466
Nippon Ceramic Co. Ltd. (Japan)	8,000	150,500
Oxford Instruments PLC (United Kingdom)	17,669	167,388
Pure Technologies Ltd. (Canada)	3,300	15,045
Renishaw PLC (United Kingdom)	2,924	85,134
TE Connectivity Ltd. (Switzerland)	16,713	954,479
Venture Corp. Ltd. (Singapore)	18,800	115,555
VeriFone Systems, Inc.*	4,417	81,891
Zebra Technologies Corp. (Class A Stock)*	2,119	106,162

		4,721,539

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	4,806	216,895
Natural Gas Services Group, Inc.*	3,700	84,730
Oceaneering International, Inc.	4,889	145,986
Schlumberger Ltd.	2,737	216,442
Subsea 7 SA (United Kingdom)*	31,736	311,949
Superior Energy Services, Inc.	6,104	112,375
Tenaris SA (Luxembourg), ADR	4,690	135,260
Weatherford International PLC*	815	4,523

		1,228,160

Food & Staples Retailing — 1.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	4,700	201,831
Booker Group PLC (United Kingdom)	31,137	72,107
Casey’s General Stores, Inc.	1,140	149,921
Costco Wholesale Corp.	3,492	548,384
CP ALL PCL (Thailand)	220,400	315,171
CVS Health Corp.	3,835	367,163

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Delhaize Group (Belgium)	10,230	$1,080,644
GS Retail Co. Ltd. (South Korea)	2,523	119,971
Koninklijke Ahold NV (Netherlands)	15,210	335,877
Kroger Co. (The)	596	21,927
Magnit PJSC (Russia), GDR, RegS	4,160	138,195
Majestic Wine PLC (United Kingdom)*	30,577	161,297
Rite Aid Corp.*	24,933	186,748
Seven & I Holdings Co. Ltd. (Japan)	14,200	595,379
Sprouts Farmers Market, Inc.*	5,212	119,355
Walgreens Boots Alliance, Inc.	45,665	3,802,525
Wal-Mart Stores, Inc.	13,647	996,504

		9,212,999

Food Products — 1.7%
Bunge Ltd.	9,132	540,158
Calbee, Inc. (Japan)	2,100	87,855
Cal-Maine Foods, Inc.	3,420	151,574
China Mengniu Dairy Co. Ltd. (China)	281,000	491,585
CJ CheilJedang Corp. (South Korea)	398	134,796
ConAgra Foods, Inc.	18,962	906,573
Edita Food Industries SAE (Egypt), GDR, 144A	3,964	28,541
Edita Food Industries SAE (Egypt), GDR, RegS.	9,446	68,011
Emmi AG (Switzerland), RegS*	183	111,570
Farmer Brothers Co.*	2,020	64,761
Flowers Foods, Inc.	5,975	112,031
General Mills, Inc.	8,330	594,096
Grupo Lala SAB de CV (Mexico)	27,671	61,010
Ingredion, Inc.	6,085	787,460
Kraft Heinz Co. (The)	705	62,378
Mayora Indah Tbk PT (Indonesia)(g)	62,600	184,543
McCormick & Co., Inc.	4,145	442,147
Mondelez International, Inc. (Class A Stock)	22,377	1,018,377
Nestle SA (Switzerland)	26,908	2,084,787
Tyson Foods, Inc. (Class A Stock)	56,633	3,782,518

		11,714,771

Gas Utilities — 0.3%
Atmos Energy Corp.	11,620	944,938
Enagas SA (Spain)	18,928	578,258
Gas Natural SDG SA (Spain)	22,838	453,967
National Fuel Gas Co.	2,837	161,369
WGL Holdings, Inc.	2,340	165,649

		2,304,181

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	15,055	591,812
ABIOMED, Inc.*	440	48,088
Align Technology, Inc.*	1,260	101,493
Ambu A/S (Denmark) (Class B Stock)	6,531	270,312
Becton, Dickinson and Co.	22,249	3,773,208
BioLife Solutions, Inc.*	3,500	5,600
BioMerieux (France)	866	117,343
Cochlear Ltd. (Australia)	2,555	233,117
Cooper Cos., Inc. (The)	4,324	741,869
DENTSPLY SIRONA, Inc.	16,427	1,019,131
DexCom, Inc.*	2,660	211,018
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand) (Class C Stock)	51,168	367,627

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
GN Store Nord A/S (Denmark)	17,663	$319,070
Hologic, Inc.*	11,127	384,994
IDEXX Laboratories, Inc.*	330	30,644
Insulet Corp.*	4,241	128,248
Intuitive Surgical, Inc.*	1,737	1,148,869
LivaNova PLC (XLON)*	1,246	61,677
LivaNova PLC (XNGS)*	9,030	453,577
Medtronic PLC	46,960	4,074,719
Nakanishi, Inc. (Japan)	1,500	44,158
Nevro Corp.*	230	16,965
Nikkiso Co. Ltd. (Japan)	16,900	109,267
Olympus Corp. (Japan)	14,800	552,656
Osstem Implant Co. Ltd. (South Korea)*	2,519	171,583
ResMed, Inc.	2,058	130,127
Smith & Nephew PLC (United Kingdom)	26,095	443,126
Stryker Corp.	14,299	1,713,449
Teleflex, Inc.	140	24,823
West Pharmaceutical Services, Inc.	1,680	127,478
Wright Medical Group NV*	6,636	115,267

		17,531,315

Health Care Providers & Services — 2.6%
Aetna, Inc.	23,582	2,880,070
AmerisourceBergen Corp.	3,336	264,612
Anthem, Inc.	14,984	1,967,999
Cardinal Health, Inc.	2,625	204,776
Centene Corp.*	1,120	79,934
Cigna Corp.	4,639	593,746
Fresenius Medical Care AG & Co. KGaA (Germany)	2,210	192,506
Fresenius SE & Co. KGaA (Germany)	11,869	872,109
Georgia Healthcare Group PLC (Georgia)*(g)	38,320	147,645
HCA Holdings, Inc.*	26,291	2,024,670
Henry Schein, Inc.*	1,721	304,273
Humana, Inc.	1,906	342,851
Integrated Diagnostics Holdings PLC (Egypt)	17,090	67,505
McCarthy & Stone PLC (United Kingdom)	52,151	119,136
McKesson Corp.	11,847	2,211,243
MEDNAX, Inc.*	2,666	193,098
Miraca Holdings, Inc. (Japan)	15,700	680,879
Molina Healthcare, Inc.*(a)	211	10,529
Odontoprev SA (Brazil)	21,600	89,230
Primary Health Care Ltd. (Australia)	115,350	343,566
Select Medical Holdings Corp.*	8,775	95,384
UnitedHealth Group, Inc.	25,632	3,619,238
Universal Health Services, Inc. (Class B Stock)	143	19,176
WellCare Health Plans, Inc.*	1,300	139,464

		17,463,639

Health Care Technology
athenahealth, Inc.*(a)	1,373	189,488
Simulations Plus, Inc.	8,200	61,992

		251,480

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	8,147	145,587
Carnival Corp.	18,035	797,147

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.*	551	$221,921
Compass Group PLC (United Kingdom)	25,688	488,727
Denny’s Corp.*	12,915	138,578
Domino’s Pizza, Inc.	1,424	187,085
Hilton Worldwide Holdings, Inc.	74,380	1,675,781
Las Vegas Sands Corp.	25,934	1,127,870
Marriott International, Inc. (Class A Stock)(a).	16,681	1,108,619
McDonald’s Corp.	2,814	338,637
MGM Resorts International*	38,527	871,866
Norwegian Cruise Line Holdings Ltd.*	32,038	1,276,394
Paddy Power Betfair PLC (Ireland)	1,445	151,865
Penn National Gaming, Inc.*	8,854	123,513
Royal Caribbean Cruises Ltd.(a)	5,206	349,583
Skylark Co. Ltd. (Japan)	14,400	182,512
Starbucks Corp.	15,760	900,211
Telepizza Group SA (Spain)*	13,299	82,648
William Hill PLC (United Kingdom)	159,885	550,735
Yum! Brands, Inc.	827	68,575

		10,787,854

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	90,742	96,673
DFS Furniture PLC (United Kingdom)	39,401	109,731
Fujitsu General Ltd. (Japan)	12,000	267,273
Haier Electronics Group Co. Ltd. (Hong Kong)	78,000	119,178
Harman International Industries, Inc.	2,787	200,162
Lennar Corp. (Class A Stock)	5,011	231,007
MDC Holdings, Inc.	5,694	138,592
Persimmon PLC (United Kingdom)	6,768	131,244
Skyline Corp.*	9,688	91,067
Tempur Sealy International, Inc.*(a)	9,251	511,765
UCP, Inc. (Class A Stock)*	9,167	73,519
Whirlpool Corp.	1,840	306,618

		2,276,829

Household Products — 0.4%
Colgate-Palmolive Co.	4,251	311,173
Procter & Gamble Co. (The)	15,098	1,278,348
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	27,547	885,103

		2,474,624

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	95,992	1,197,980
NRG Energy, Inc.	18,955	284,135

		1,482,115

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	207	21,876
CK Hutchison Holdings Ltd. (Hong Kong)	165,612	1,821,808
Danaher Corp.	55,659	5,621,559
DCC PLC (United Kingdom)	3,375	297,000
General Electric Co.	217,657	6,851,842
Jardine Matheson Holdings Ltd. (Hong Kong)	11,200	653,072
Koninklijke Philips NV (Netherlands)	6,096	151,403
Roper Technologies, Inc.	11,642	1,985,660

		17,404,220

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	472,000	$2,838,478
American International Group, Inc.	14,144	748,076
AON PLC	9,933	1,084,982
Aviva PLC (United Kingdom)	301,691	1,590,308
CHUBB Ltd.	8,931	1,167,371
CNA Financial Corp.	4,576	143,778
CNO Financial Group, Inc.	7,653	133,621
Direct Line Insurance Group PLC (United Kingdom)	143,214	662,104
Everest Re Group Ltd.	675	123,302
First American Financial Corp.	4,386	176,405
FNF Group	8,208	307,800
Genworth Financial, Inc. (Class A Stock)*	20,138	51,956
Investors Title Co.	40	3,810
Korean Reinsurance Co. (South Korea)	12,143	129,187
Markel Corp.*	199	189,603
Marsh & McLennan Cos., Inc.	57,504	3,936,724
MetLife, Inc.	29,288	1,166,541
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,180	197,881
Old Republic International Corp.	6,904	133,178
Prudential PLC (United Kingdom)	33,754	572,771
QBE Insurance Group Ltd. (Australia)	29,756	235,061
RSA Insurance Group PLC (United Kingdom)	152,045	1,019,067
Sampo OYJ (Finland) (Class A Stock)	17,180	702,602
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,842	423,071
Tokio Marine Holdings, Inc. (Japan)	55,500	1,847,655
Willis Towers Watson PLC(a)	758	94,227
XL Group PLC (Ireland)	64,483	2,147,929
Zurich Insurance Group AG (Switzerland)*	6,786	1,678,739

		23,506,227

Internet & Catalog Retail — 2.4%
Amazon.com, Inc.*	11,822	8,460,060
Ctrip.com International Ltd. (China), ADR*	14,202	585,122
Expedia, Inc.	1,499	159,344
Groupon, Inc.*	713	2,317
Interpark Corp. (South Korea)(g)	7,515	108,236
JD.com, Inc. (China), ADR*	12,341	261,999
Netflix, Inc.*	12,123	1,109,012
Priceline Group, Inc. (The)*	3,968	4,953,691
Takkt AG (Germany)	5,630	110,588
Yoox Net-A-Porter Group SpA (Italy)*	10,405	241,486

		15,991,855

Internet Software & Services — 3.1%
2U, Inc.*	3,000	88,230
58.com, Inc. (China), ADR*	4,276	196,226
Addcn Technology Co. Ltd. (Taiwan)(g)	9,500	69,877
AfreecaTV Co. Ltd. (South Korea)	6,405	165,126
Alibaba Group Holding Ltd. (China), ADR*(a)	16,377	1,302,463
Alphabet, Inc. (Class A Stock)*	2,270	1,597,013
Alphabet, Inc. (Class C Stock)*	6,303	4,362,306
Baidu, Inc. (China), ADR*	5,334	880,910
Cornerstone OnDemand, Inc.*	74	2,816
CoStar Group, Inc.*	868	189,797
Facebook, Inc. (Class A Stock)*	41,119	4,699,079

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Gogo, Inc.*	4,910	$41,195
Just Eat PLC (United Kingdom)*	47,688	272,230
Kakaku.com, Inc. (Japan)	6,300	125,179
LinkedIn Corp. (Class A Stock)*	1,180	223,315
Mail.Ru Group Ltd. (Russia), GDR, RegS*	6,824	124,197
MercadoLibre, Inc. (Argentina)	5,705	802,522
NAVER Corp. (South Korea)	966	598,453
Net Element, Inc.*	126	232
Pandora Media, Inc.*	5,758	71,687
Rackspace Hosting, Inc.*	4,187	87,341
RetailMeNot, Inc.*	4,814	37,116
Scout24 AG (Germany)*	10,220	379,885
Shopify, Inc. (Canada) (Class A Stock)*	3,000	92,326
Tencent Holdings Ltd. (China)	130,500	2,993,627
Twitter, Inc.*	5,400	91,314
VeriSign, Inc.*	6,650	574,959
Yahoo Japan Corp. (Japan)	164,800	730,783
Zillow Group, Inc. (Class A Stock)*	3,950	144,768
Zillow Group, Inc. (Class C Stock)*	320	11,610

		20,956,582

IT Services — 2.5%
Accenture PLC (Class A Stock)	10,250	1,161,223
Altran Technologies SA (France)*	11,988	158,810
Amadeus IT Holding SA (Spain) (Class A Stock)	23,927	1,054,198
Automatic Data Processing, Inc.	10,863	997,984
Black Knight Financial Services, Inc. (Class A Stock)*	8,807	331,143
Booz Allen Hamilton Holding Corp.	8,025	237,861
Cognizant Technology Solutions Corp. (Class A Stock)*	990	56,668
CSG Systems International, Inc.	2,442	98,437
EPAM Systems, Inc.*	1,820	117,044
Fidelity National Information Services, Inc.	9,113	671,446
Fiserv, Inc.*	11,475	1,247,677
FleetCor Technologies, Inc.*	1,491	213,407
Gartner, Inc.*	199	19,385
Indra Sistemas SA (Spain)*	24,710	262,562
Infosys Ltd. (India), ADR	21,186	378,170
Jack Henry & Associates, Inc.	1,281	111,793
Luxoft Holding, Inc.*	2,859	148,725
MasterCard, Inc. (Class A Stock)	28,687	2,526,177
PayPal Holdings, Inc.*	25,146	918,080
Paysafe Group PLC (Isle of Man)*	40,478	211,123
Sabre Corp.	10,850	290,671
Travelport Worldwide Ltd.	6,200	79,918
TravelSky Technology Ltd. (China) (Class H Stock)	110,000	212,654
Visa, Inc. (Class A Stock)	58,912	4,369,503
WEX, Inc.*	1,560	138,325
Wirecard AG (Germany)	14,287	629,287

		16,642,271

Leisure Products — 0.3%
Brunswick Corp.	3,565	161,566
Mattel, Inc.	56,634	1,772,078
Polaris Industries, Inc.	1,624	132,778
Smith & Wesson Holding Corp.*	3,000	81,540

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products (continued)
Thule Group AB (The) (Sweden)	11,977	$171,487

		2,319,449

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	48,371	2,145,738
Bio-Techne Corp.	1,513	170,621
Cambrex Corp.*	1,340	69,318
Charles River Laboratories International, Inc.*	1,610	132,728
Eurofins Scientific SE (Luxembourg)	591	218,950
INC Research Holdings, Inc. (Class A Stock)*	3,810	145,275
Mettler-Toledo International, Inc.*	350	127,722
Tecan Group AG (Switzerland)	1,999	311,818
Thermo Fisher Scientific, Inc.	25,196	3,722,961

		7,045,131

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	4,994	149,712
Colfax Corp.*	4,779	126,452
Douglas Dynamics, Inc.	5,225	134,439
FANUC Corp. (Japan)	3,500	569,356
Flowserve Corp.	9,938	448,899
Fujitec Co. Ltd. (Japan)	25,700	221,920
GEA Group AG (Germany)	19,692	929,493
Graco, Inc.	1,931	152,530
IDEX Corp.	70	5,747
Illinois Tool Works, Inc.	10,880	1,133,261
Lincoln Electric Holdings, Inc.	2,415	142,678
Manitowoc Co., Inc. (The)(a)	110	599
Manitowoc Foodservice, Inc.*	4,410	77,704
METAWATER Co. Ltd. (Japan)	8,600	233,666
Middleby Corp. (The)*	1,525	175,756
Miura Co. Ltd. (Japan)	7,400	165,414
Nabtesco Corp. (Japan)	6,800	162,249
NORMA Group SE (Germany)	6,237	295,514
Obara Group, Inc. (Japan)	7,000	260,268
Omega Flex, Inc.	1,130	42,985
Oshkosh Corp.	2,644	126,145
PACCAR, Inc.	1,763	91,447
Pentair PLC (United Kingdom)	7,231	421,495
SFS Group AG (Switzerland)*	2,084	146,296
Spirax-Sarco Engineering PLC (United Kingdom)	2,561	128,241
Stabilus SA (Luxembourg)*	3,016	143,525
Sulzer AG (Switzerland)	5,518	478,831
Trinity Industries, Inc.	5,800	107,706
VAT Group AG (Switzerland)*	3,263	206,172
WABCO Holdings, Inc.*	1,705	156,127
Wabtec Corp.	4,911	344,900

		7,779,527

Marine — 0.1%
AP Moeller — Maersk A/S (Denmark) (Class B Stock)	283	369,642
Kirby Corp.*	2,216	138,256
SITC International Holdings Co. Ltd. (China)	244,000	128,355

		636,253

Media — 2.5%
AH Belo Corp. (Class A Stock)	20,867	104,335

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Aimia, Inc. (Canada)	46,200	$282,503
Altice NV (Netherlands) (Class A Stock)*	31,640	472,433
Ascential PLC (United Kingdom)*	69,877	232,561
Astro Malaysia Holdings Bhd (Malaysia)	527,400	383,302
BEC World PCL (Thailand)(g)	120,300	78,055
BEC World PCL (Thailand), NVDR(g)	43,500	28,305
Charter Communications, Inc. (Class A Stock)*	2,506	572,973
Comcast Corp. (Class A Stock)	53,554	3,491,185
CTS Eventim AG & Co. KGaA (Germany)	5,126	156,700
CyberAgent, Inc. (Japan)	7,200	435,825
Daiichikosho Co. Ltd. (Japan)	3,500	146,727
Daily Journal Corp.*	290	68,727
DISH Network Corp. (Class A Stock)*	883	46,269
Ebiquity PLC (United Kingdom)(g)	44,697	63,073
Havas SA (France)	12,166	93,834
Huntsworth PLC (United Kingdom)	72,522	37,653
Kadokawa Dwango Corp. (Japan)*	6,700	88,114
Liberty Global PLC (United Kingdom) (Class A Stock)*	11,324	329,075
Liberty Global PLC (United Kingdom) (Class C Stock)*	64,346	1,843,513
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	848	27,357
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*(a)	13,898	451,553
Liberty Media Group (Class A Stock)*	801	15,331
Liberty Media Group (Class C Stock)*	963	18,268
Liberty SiriusXM Group (Class C Stock)*	8,427	260,141
Major Cineplex Group PCL (Thailand)	144,100	135,324
Omnicom Group, Inc.	11,215	913,910
Publicis Groupe SA (France)	5,765	385,694
Sirius XM Holdings, Inc.*(a)	166,221	656,573
Sky PLC (United Kingdom)	113,735	1,292,428
Surya Citra Media Tbk PT (Indonesia)	409,200	102,826
Tele Columbus AG (Germany)*	18,436	170,857
Time Warner, Inc.	5,022	369,318
Twenty-First Century Fox, Inc. (Class B Stock)	14,392	392,182
Walt Disney Co. (The)	13,155	1,286,822
WPP PLC (United Kingdom)	76,935	1,603,442
YouGov PLC (United Kingdom)(g)	71,559	159,566

		17,196,754

Metals & Mining — 0.3%
Hitachi Metals Ltd. (Japan)	56,700	576,025
MMC Norilsk Nickel PJSC (Russia), ADR	47,062	625,454
Nisshin Steel Co. Ltd. (Japan)	13,600	174,374
Real Industry, Inc.*	4,900	38,073
Reliance Steel & Aluminum Co.	1,815	139,573
Royal Gold, Inc.	1,884	135,686
South32 Ltd. (Australia)*	308,662	361,995

		2,051,180

Multiline Retail — 0.5%
Dollar General Corp.	21,197	1,992,518
Kohl’s Corp.	2,515	95,369
Marks & Spencer Group PLC (United Kingdom)	74,635	319,628

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail (continued)
Next PLC (United Kingdom)	9,775	$645,895

		3,053,410

Multi-Utilities — 0.5%
Black Hills Corp.	2,095	132,069
CenterPoint Energy, Inc.	47,611	1,142,664
DTE Energy Co.	6,506	644,875
National Grid PLC (United Kingdom)	33,609	494,234
Sempra Energy	1,199	136,710
WEC Energy Group, Inc.	8,065	526,645

		3,077,197

Oil & Gas
Panhandle Oil and Gas, Inc. (Class A Stock)	3,400	56,678

Oil, Gas & Consumable Fuels — 2.8%
Alon USA Energy, Inc.	4,904	31,778
Canadian Natural Resources Ltd. (Canada), (NYSE)	20,633	636,115
Canadian Natural Resources Ltd. (Canada), (TSX)	24,400	752,803
Cheniere Energy, Inc.*	390	14,645
Chevron Corp.	5,669	594,281
Cimarex Energy Co.	287	34,245
Diamondback Energy, Inc.*	1,757	160,256
Energen Corp.	2,556	123,225
EQT Corp.	15,959	1,235,705
Exxon Mobil Corp.	32,800	3,074,672
Gulfport Energy Corp.*	3,566	111,473
HollyFrontier Corp.	554	13,169
Inpex Corp. (Japan)	38,100	297,965
Kosmos Energy Ltd.*	12,766	69,575
Matador Resources Co.*	4,700	93,060
Occidental Petroleum Corp.	20,568	1,554,118
PrairieSky Royalty Ltd. (Canada)	412	7,695
Renewable Energy Group, Inc.*	4,471	39,479
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	28,405	1,568,525
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	26,983	745,506
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	35,924	2,011,744
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	5,030	96,010
SM Energy Co.(a)	1,731	46,737
Spectra Energy Corp.	62,097	2,274,613
Syntroleum Corp.*^(g)	2,999	—
Total SA (France), ADR	42,583	2,048,242
Tourmaline Oil Corp. (Canada)*	10,847	285,542
TransCanada Corp. (Canada)	15,852	716,827
Woodside Petroleum Ltd. (Australia)	21,190	429,676
Zion Oil & Gas, Inc.*	11,600	16,124

		19,083,805

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)	17,200	187,370
TFS Corp. Ltd. (Australia)	148,973	157,358
West Fraser Timber Co. Ltd. (Canada)	17,527	512,400

		857,128

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	695	$63,259
LG Household & Health Care Ltd. (South Korea)	870	849,603
Natural Health Trends Corp.	1,260	35,519
Nu Skin Enterprises, Inc. (Class A Stock)	2,977	137,508

		1,085,889

Pharmaceuticals — 4.5%
Allergan PLC*	6,218	1,436,918
Astellas Pharma, Inc. (Japan)	147,700	2,316,282
Bayer AG (Germany)	12,050	1,210,246
Bristol-Myers Squibb Co.	26,227	1,928,996
Chugai Pharmaceutical Co. Ltd. (Japan)	10,900	388,457
CSPC Pharmaceutical Group Ltd. (China)	142,000	126,872
Daiichi Sankyo Co. Ltd. (Japan)	37,600	913,496
Eli Lilly & Co.	5,184	408,240
GlaxoSmithKline PLC (United Kingdom), ADR	28,478	1,234,237
Innoviva, Inc.*	4,234	44,584
Johnson & Johnson	8,220	997,086
Laboratorios Farmaceuticos Rovi SA (Spain)	10,104	155,636
Mallinckrodt PLC*	12,268	745,649
Merck & Co., Inc.	17,409	1,002,932
Merck KGaA (Germany)	2,208	224,429
Mylan NV*	21,687	937,746
Novartis AG (Switzerland)	35,653	2,942,747
Otsuka Holdings Co. Ltd. (Japan)	14,500	668,202
Pacira Pharmaceuticals, Inc.*	5,057	170,573
Pfizer, Inc.	178,504	6,285,126
Roche Holding AG (Switzerland)	13,017	3,434,924
Sino Biopharmaceutical Ltd. (Hong Kong)	402,000	263,842
Supernus Pharmaceuticals, Inc.*	7,050	143,609
Teva Pharmaceutical Industries Ltd. (Israel), ADR	18,040	906,149
Theravance Biopharma, Inc. (Cayman Islands)*	1,490	33,808
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	91,000	151,117
Valeant Pharmaceuticals International, Inc.*	2,544	51,295
Zoetis, Inc.	25,855	1,227,078

		30,350,276

Professional Services — 0.8%
Capita PLC (United Kingdom)	79,065	1,018,798
CBIZ, Inc.*	11,651	121,287
DKSH Holding AG (Switzerland)	3,367	220,565
DLH Holdings Corp.*	10,030	50,651
Equifax, Inc.	8,306	1,066,490
Exova Group PLC (United Kingdom)	61,987	148,074
Experian PLC (Ireland)	101,912	1,933,491
IHS, Inc. (Class A Stock)*	2,366	273,533
ManpowerGroup, Inc.	2,401	154,480
Temp Holdings Co. Ltd. (Japan)	13,500	233,905
Verisk Analytics, Inc.*	411	33,324

		5,254,598

Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust	12,791	454,336

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	5,194	$537,683
American Campus Communities, Inc.	5,424	286,767
American Capital Agency Corp.	9,010	178,578
American Capital Mortgage Investment Corp.	8,084	127,646
American Homes 4 Rent (Class A Stock)	8,775	179,712
American Tower Corp.	32,713	3,716,524
Annaly Capital Management, Inc.	14,131	156,430
Apollo Commercial Real Estate Finance, Inc.	8,355	134,265
Ashford Hospitality Prime, Inc.	9,718	137,413
Ashford Hospitality Trust, Inc.	440	2,363
AvalonBay Communities, Inc.	6,897	1,244,150
Axiare Patrimonio SOCIMI SA (Spain)	24,640	313,913
Boston Properties, Inc.	5,742	757,370
Camden Property Trust	9,044	799,670
Cherry Hill Mortgage Investment Corp.	8,300	129,231
Concentradora Fibra Danhos SA de CV (Mexico)	34,900	63,376
Crown Castle International Corp.	19,165	1,943,906
CYS Investments, Inc.	13,359	111,815
DCT Industrial Trust, Inc.	12,856	617,602
Douglas Emmett, Inc.	22,898	813,337
EastGroup Properties, Inc.	3,934	271,131
Education Realty Trust, Inc.	2,161	99,709
Ellington Residential Mortgage REIT	10,322	134,805
Equinix, Inc.	166	64,363
Equity Residential	16,176	1,114,203
Essex Property Trust, Inc.	4,217	961,856
Federal Realty Investment Trust	5,782	957,210
Fibra Uno Administracion SA de CV (Mexico)	137,900	293,789
First Potomac Realty Trust	14,897	137,052
Gecina SA (France)	6,984	945,974
General Growth Properties, Inc.	77,549	2,312,511
Healthcare Realty Trust, Inc.	17,786	622,332
Highwoods Properties, Inc.	9,557	504,610
Hoshino Resorts REIT, Inc. (Japan)	16	201,491
Host Hotels & Resorts, Inc.	25,772	417,764
Independence Realty Trust, Inc.	1,351	11,051
Investors Real Estate Trust	22,507	145,620
Invincible Investment Corp. (Japan)	138	87,231
Iron Mountain, Inc.	10,223	407,182
Kilroy Realty Corp.	8,006	530,718
Kimco Realty Corp.	25,564	802,198
Macerich Co. (The)	11,004	939,632
MGM Growth Properties LLC (Class A Stock)	4,252	113,443
Mori Hills REIT Investment Corp. (Japan)	115	180,552
NorthStar Realty Europe Corp.	13,492	124,801
NorthStar Realty Finance Corp.	9,178	104,905
Paramount Group, Inc.	27,330	435,640
Pebblebrook Hotel Trust	8,450	221,813
Post Properties, Inc.	444	27,106
Power REIT*	392	2,736
ProLogis, Inc.	25,285	1,239,976
PS Business Parks, Inc.	3,688	391,223
Public Storage	4,222	1,079,101
Ramco-Gershenson Properties Trust	6,107	119,758
Rayonier, Inc.	4,890	128,314

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	9,715	$134,164
Regency Centers Corp.	12,300	1,029,879
RLJ Lodging Trust	18,324	393,050
Select Income REIT	4,797	124,674
Simon Property Group, Inc.	11,164	2,421,472
SL Green Realty Corp.	8,770	933,742
STAG Industrial, Inc.	6,278	149,479
Sunstone Hotel Investors, Inc.	19,972	241,062
Taubman Centers, Inc.	1,450	107,590
Terreno Realty Corp.	9,464	244,834
Urban Edge Properties	18,084	539,988
VEREIT, Inc.	63,078	639,611
Vornado Realty Trust(a)	7,018	702,642
Weingarten Realty Investors	15,776	643,976
Weyerhaeuser Co.	41,675	1,240,665
ZAIS Financial Corp.	8,108	111,161

		38,495,876

Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	4,620	166,967
BR Malls Participacoes SA (Brazil)*	19,540	78,591
Brasil Brokers Participacoes SA (Brazil)*	74,500	38,035
Cheung Kong Property Holdings Ltd. (Hong Kong)	114,612	722,130
China Overseas Land & Investment Ltd. (China)	226,000	720,454
Emaar Properties PJSC (United Arab Emirates)	169,402	288,137
Hongkong Land Holdings Ltd. (Hong Kong) .	61,300	373,317
Iguatemi Empresa de Shopping Centers SA (Brazil)	8,500	74,778
Jones Lang LaSalle, Inc.	1,556	151,632
Kerry Properties Ltd. (Hong Kong)	26,500	65,609
Nexity SA (France)*	1,292	65,357
PSP Swiss Property AG (Switzerland)	6,407	621,647
Realogy Holdings Corp.*	5,674	164,659
RMR Group, Inc. (The) (Class A Stock)	1,874	58,038
Soho China Ltd. (China)	223,000	107,662
Sun Hung Kai Properties Ltd. (Hong Kong)	45,250	546,117
Tokyo Tatemono Co. Ltd. (Japan)	10,800	129,517

		4,372,647

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	3,246	418,052
Canadian Pacific Railway Ltd. (Canada) (TSX)	5,766	742,334
ComfortDelGro Corp. Ltd. (Singapore)	284,100	583,437
Hertz Global Holdings, Inc.*	9,039	100,062
J.B. Hunt Transport Services, Inc.	3,804	307,858
Kansas City Southern	8,416	758,197
Old Dominion Freight Line, Inc.*	266	16,042
Union Pacific Corp.	7,147	623,576
Werner Enterprises, Inc.	5,864	134,696

		3,684,254

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	22,009	113,126
Amkor Technology, Inc.*	633	3,640
Analog Devices, Inc	4,264	241,513

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
ARM Holdings PLC (United Kingdom)	47,916	$727,835
ASML Holding NV (Netherlands)	7,930	780,618
Broadcom Ltd. (Singapore)	1,543	239,782
Cree, Inc.*	6,104	149,182
Cypress Semiconductor Corp.	15,029	158,556
Disco Corp. (Japan)	1,200	108,528
Eo Technics Co. Ltd. (South Korea)	1,632	139,002
Intermolecular, Inc.*	11,200	16,576
IQE PLC (United Kingdom)*	485,922	113,205
LEENO Industrial, Inc. (South Korea)	2,626	93,062
Microchip Technology, Inc.	6,420	325,879
NXP Semiconductors NV (Netherlands)*	25,523	1,999,472
SK Hynix, Inc. (South Korea)	13,810	392,991
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	356,000	1,794,132
Texas Instruments, Inc.	36,572	2,291,236
Xilinx, Inc.	6,952	320,696

		10,009,031

Software — 2.2%
Activision Blizzard, Inc.	5,429	215,151
ANSYS, Inc.*	2,218	201,283
Aspen Technology, Inc.*	268	10,784
CDK Global, Inc.	3,560	197,544
Computer Modelling Group Ltd. (Canada)	5,492	43,955
Descartes Systems Group, Inc. (The) (Canada)*	7,700	147,271
Digimarc Corp.*	2,090	66,796
Electronic Arts, Inc.*	4,325	327,662
Finjan Holdings, Inc.*	15,450	28,119
Guidewire Software, Inc.*	5,457	337,024
Intuit, Inc.	426	47,546
Manhattan Associates, Inc.*	2,463	157,952
Microsoft Corp.	139,859	7,156,585
Mobileye NV*	6,200	286,068
MYOB Group Ltd. (Australia)	41,041	106,620
NetSuite, Inc.*	225	16,380
Nintendo Co. Ltd. (Japan)	3,000	431,098
Nuance Communications, Inc.*	9,945	155,440
Playtech PLC (United Kingdom)	28,366	301,772
PTC, Inc.*	4,453	167,344
Red Hat, Inc.*	4,949	359,297
salesforce.com, Inc.*	28,938	2,297,967
ServiceNow, Inc.*	12,076	801,846
Splunk, Inc.*	600	32,508
Synopsys, Inc.*	3,611	195,283
Tableau Software, Inc. (Class A Stock)*	3,791	185,456
Voltari Corp.*	8,600	31,132
WANdisco PLC (United Kingdom)*	14,018	27,992
Workday, Inc. (Class A Stock)*	3,741	279,340
Zynga, Inc. (Class A Stock)*	34,316	85,447

		14,698,662

Specialty Retail — 1.9%
Aeropostale, Inc.*	9,190	708
AutoZone, Inc.*	1,059	840,677
Burlington Stores, Inc.*	2,322	154,901
CarMax, Inc.*(a)	7,265	356,203
Dick’s Sporting Goods, Inc.	4,028	181,502
Dufry AG (Switzerland)*	1,827	218,515

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Francesca’s Holdings Corp.*	1,659	$18,332
GNC Holdings, Inc. (Class A Stock)	3,664	88,999
Greencross Ltd. (Australia)	24,610	125,333
Hikari Tsushin, Inc. (Japan)	9,000	753,961
Home Depot, Inc. (The)	14,653	1,871,042
Kingfisher PLC (United Kingdom)	88,440	379,859
L Brands, Inc.	6,226	417,951
Lowe’s Cos., Inc.	35,393	2,802,064
Maisons du Monde SA (France)*	8,624	179,543
Office Depot, Inc.*	13,842	45,817
O’Reilly Automotive, Inc.*	2,946	798,661
Pets At Home Group PLC (United Kingdom) .	40,130	124,476
Restoration Hardware Holdings, Inc.*	1,412	40,496
Ross Stores, Inc.	24,113	1,366,966
Signet Jewelers Ltd.	5,194	428,038
Sports Direct International PLC (United Kingdom)*	115,290	493,635
Tractor Supply Co.	8,827	804,846
VT Holdings Co. Ltd. (Japan)	30,700	140,750
XXL ASA (Norway)	20,618	234,907
Yellow Hat Ltd. (Japan)	7,300	161,191

		13,029,373

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp.*	126	1,725
Apple, Inc.	42,840	4,095,504
Catcher Technology Co. Ltd. (Taiwan)	22,000	164,036
NCR Corp.*	4,284	118,967
Samsung Electronics Co. Ltd. (South Korea)	337	419,683
Western Digital Corp.(a)	12,128	573,169
Xaar PLC (United Kingdom)	17,646	98,253

		5,471,337

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	5,600	94,612
Brunello Cucinelli SpA (Italy)	1,030	18,472
Burberry Group PLC (United Kingdom)	63,614	989,548
Coach, Inc.	995	40,536
Hanesbrands, Inc.	14,153	355,665
Kate Spade & Co.*	4,495	92,642
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	154,976	201,378
Moncler SpA (Italy)	7,804	123,205
NIKE, Inc. (Class B Stock)	12,148	670,570
Pacific Textiles Holdings Ltd. (Hong Kong)	158,000	197,390
Samsonite International SA	167,100	462,007
Skechers U.S.A., Inc. (Class A Stock)*	5,260	156,327
Ted Baker PLC (United Kingdom)	5,981	194,377
Tumi Holdings, Inc.*	3,701	98,965

		3,695,694

Thrifts & Mortgage Finance — 0.1%
Greene County Bancorp, Inc.	1,200	19,524
Hamilton Bancorp, Inc.*	410	5,703
Hingham Institution for Savings	330	40,564
Kentucky First Federal Bancorp	600	4,920
LendingTree, Inc.*	1,230	108,646
New York Community Bancorp, Inc.	12,996	194,810
Ocwen Financial Corp.*	2,918	4,990

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	14,980	$156,092
Severn Bancorp, Inc.*	726	4,356
Walter Investment Management Corp.*	1,768	4,880
Waterstone Financial, Inc.	7,460	114,362

		658,847

Tobacco — 1.6%
Imperial Brands PLC (United Kingdom)	9,592	520,203
Japan Tobacco, Inc. (Japan)	60,000	2,418,132
KT&G Corp. (South Korea)	11,328	1,341,632
Philip Morris International, Inc.	61,374	6,242,963

		10,522,930

Trading Companies & Distributors — 0.5%
AeroCentury Corp.*	4,170	38,781
Brenntag AG (Germany)	11,433	553,839
Huttig Building Products, Inc.*	17,350	91,087
IMCD Group NV (Netherlands)	5,296	209,084
Indutrade AB (Sweden)	5,766	114,011
Rexel SA (France)	33,044	415,444
Sumitomo Corp. (Japan)	170,900	1,722,655

		3,144,901

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	36,561	606,547

Water Utilities — 0.1%
American States Water Co.	3,595	157,533
Artesian Resources Corp. (Class A Stock)	2,810	95,315
California Water Service Group(a)	3,770	131,686
Pure Cycle Corp.*	4,300	20,253

		404,787

Wireless Telecommunication Services — 0.7%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	1,514,100	487,033
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	80,000	142,943
SoftBank Group Corp. (Japan)	4,900	277,105
Tim Participacoes SA (Brazil), ADR	37,545	396,100
T-Mobile US, Inc.*	12,984	561,818
Vodafone Group PLC (United Kingdom)	334,426	1,019,623
Vodafone Group PLC (United Kingdom), ADR	62,158	1,920,061

		4,804,683

TOTAL COMMON STOCKS (cost $514,874,896)		526,448,888

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	67,522	636,060

Biotechnology
Grifols SA (Spain) (PRFC) (Class B)	656	11,004

Machinery
Marcopolo SA (Brazil) (PRFC)*	133,000	99,368

TOTAL PREFERRED STOCKS (cost $667,405)		746,432

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 0.6%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100		$100,769
AmeriCredit Automobile Receivables,
Series 2015-4, Class A3
1.700%	07/08/20	405		407,615
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15		15,025
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.970%	10/30/45	199		207,209
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	38		38,035
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100		102,868
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15		15,032
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	8		7,937
Series 2014-B, Class A4
1.610%	05/17/21	30		30,208
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	188		192,672
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	54		53,985
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220		221,370
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200		199,426
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	—	(r)	566
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	—	(r)	708
Series 2014-B, Class A4
1.100%	11/15/17	20		19,999
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15		15,038
Series 2014-4, Class A1
1.400%	08/15/19	100		100,153
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	11		10,834
Series 2014-B, Class A3
1.070%	11/15/18	90		90,490
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	225		226,130

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	64	$62,699
OneMain Financial Issuance Trust,
Series 2016-2A, Class A, 144A
4.100%	03/20/28	185	190,753
SBA Tower Trust,
Series 2014 1A, Class C, 144A
2.898%	10/15/19	160	162,222
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	35	34,745
Series 2014-3A, Class A, 144A
2.300%	10/20/31	42	41,782
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	6	6,253
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	100,859
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	400	407,582
Series 2014-1, Class A
1.610%	11/15/20	145	145,911
Series 2015-2, Class A
1.600%	04/15/21	200	200,810
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	39,834
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	149	153,475
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	165	167,353

TOTAL ASSET-BACKED SECURITIES (cost $3,731,681)			3,770,347

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class A4
5.537%	10/12/41	19	19,422
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	9	9,362
Series 2014-GC21, Class AS
4.026%	05/10/47	50	54,211
Series 2014-GC23, Class A1
1.392%	07/10/47	21	21,364
Series 2014-GC25, Class A1
1.485%	10/10/47	12	11,846
Series 2015-GC27, Class A5
3.137%	02/10/48	235	246,608
Series 2015-GC35, Class A4
3.818%	11/10/48	180	198,620

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-GC36, Class A5
3.616%	02/10/49	400	$434,941
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	40,669
Series 2014-CR15, Class A1
1.218%	02/10/47	9	8,864
Series 2014-CR20, Class A1
1.324%	11/10/47	29	29,535
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	22,106
Series 2014-UBS2, Class A1
1.298%	03/10/47	10	9,972
Series 2014-UBS4, Class A1
1.309%	08/10/47	10	10,015
Series 2014-UBS4, Class C
4.625%(c)	08/10/47	240	241,117
Series 2014-UBS5, Class A1
1.373%	09/10/47	64	64,517
Series 2015-CR26, Class A4
3.630%	10/10/48	400	432,945
Series 2015-LC21, Class A4
3.708%	07/10/48	260	284,774
Series 2015-PC1, Class A5
3.902%	07/10/50	190	208,778
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K023, Class A1
1.583%	04/25/22	60	61,015
Series K025, Class A1
1.875%	04/25/22	17	16,992
Series K716, Class A1(g)
2.413%	01/25/21	58	60,227
FREMF Mortgage Trust,
Series 2014-K41, Class B, 144A
3.961%(c)	10/25/24	115	112,721
Series 2015-K43, Class B, 144A
3.863%(c)	01/25/25	125	120,963
Series 2015-K45, Class B, 144A
3.714%(c)	02/25/25	45	42,908
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	120	117,576
Series 2015-K720, Class B, 144A
3.506%(c)	07/25/22	140	132,771
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	266,122
Series 2014-GC22, Class A1
1.290%	06/10/47	10	10,139
Series 2014-GC24, Class A1
1.509%	09/10/47	171	172,300
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	33,206
Series 2014-C22, Class A1
1.451%	09/15/47	18	17,931
Series 2014-C23, Class A1
1.650%	09/15/47	38	38,515

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C24, Class A1
1.539%	11/15/47	12	$11,867
Series 2015-C31, Class A3
3.801%	08/15/48	150	164,963
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	115,661
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47	13	13,488
Series 2007-CB19, Class A4
5.699%(c)	02/12/49	15	14,889
Series 2014-C20, Class A1
1.268%	07/15/47	13	12,717
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	7	6,834
Series 2014-C17, Class A5
3.741%	08/15/47	115	126,026
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	65,042
Series 2014-C18, Class A1
1.686%	10/15/47	80	80,835
Nationstar HECM Loan Trust,
Series 2016-2A, Class A, 144A^
2.239%	06/25/26	100	100,000
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	14	14,702
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	281,383
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	40	39,546
Series 2014-C20, Class AS
4.176%	05/15/47	40	44,175
Series 2014-C21, Class A1
1.413%	08/15/47	32	31,692
Series 2014-C22, Class A1
1.479%	09/15/57	33	32,964

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,637,865)			4,709,836

CONVERTIBLE BOND
Real Estate Investment Trusts (REITs)
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	156	180,180

(cost $171,108)
CORPORATE OBLIGATIONS — 4.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,323
4.000%	03/15/22	120	127,726
4.200%	04/15/24	35	37,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Advertising (continued)
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	150	$157,985
3.650%	11/01/24	125	131,782
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	89,831

			595,152

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	270	271,375
3.832%	04/27/25	40	42,411
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.700%	05/15/46	175	206,285

			520,071

Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.500%	11/24/20	80	83,857
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	200	202,242
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	85	86,364

			372,463

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	87	90,243
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	205	213,713
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	12/17/19	21	24,055
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	07/30/23	145	148,188
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	60	61,161
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	23	22,859
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	128	128,699
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	195	199,875

			888,793

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Apparel
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26	45	$45,436

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.145%	01/09/18	200	201,751
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	61,775
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	56,186
3.150%	01/15/20	90	91,108
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	100	100,792
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	225,898
1.600%	03/15/17	15	15,091

			752,601

Auto Parts & Equipment
Delphi Automotive PLC (United Kingdom),
Gtd. Notes
3.150%	11/19/20	115	118,289
Delphi Corp. (United Kingdom),
Gtd. Notes
4.150%	03/15/24	25	26,576

			144,865

Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	207,616
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	115	117,814
3.875%	03/22/17	90	91,653
4.100%	07/24/23	35	37,497
Sr. Unsec’d. Notes, GMTN(a)
3.500%	04/19/26	190	196,344
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	26,889
Sub. Notes, GMTN(a)
4.450%	03/03/26	225	235,336
Sub. Notes, MTN
4.200%	08/26/24	10	10,337
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	50,133
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	100,182
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17	15	15,027

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
BPCE SA (France),
Sub. Notes, 144A
4.875%	04/01/26	200	$205,191
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	251,003
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	95	95,389
2.150%	07/30/18	150	151,828
5.875%	01/30/42	25	31,645
Citizens Bank NA/Providence RI,
Sr. Unsec’d. Notes
2.500%	03/14/19	250	253,560
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	252,414
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	10/15/19	100	110,715
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,952
Goldman Sachs Group Inc/The,
Sr. Unsec’d. Notes
2.000%	04/25/19	175	176,795
3.750%	05/22/25	125	130,546
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	115	118,874
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	175,684
3.125%	01/23/25	125	127,791
Sub. Notes
3.375%	05/01/23	75	76,465
4.250%	10/01/27	175	185,156
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	200	201,126
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17	15	15,033
Morgan Stanley,
Sr. Unsec’d. Notes(a)
2.125%	04/25/18	75	75,785
4.300%	01/27/45	170	178,933
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	152,475
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,755
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	35	37,223
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	250	251,665
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
2.150%	03/15/19	45	$45,974
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	250	249,859
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	50,282
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,094
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18	250	252,754
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,779
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	195	196,997
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	53,180
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	203,990
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	75	86,556
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	75,086

			5,866,382

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes
3.650%	02/01/26	265	283,880
4.700%	02/01/36	150	168,559
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	110	117,109

			569,548

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	63,691
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	415	422,613
3.550%	08/15/22	155	162,389
4.625%	05/15/44	185	192,419
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	58,569

			899,681

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Building Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	$22,340

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	81	88,527
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	100,486
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	209,446

			398,459

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	30,701
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,622
3.850%	11/15/24	10	10,749
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	75	80,646
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18	200	201,536
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	30	31,425
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	85,588
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	38,173
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	30	31,870

			536,310

Computers
Apple, Inc.,
Sr. Unsec’d. Notes(a)
1.000%	05/03/18	30	30,074
3.250%	02/23/26	150	159,236
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	89	95,230

			284,540

Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	35,173
American Express Credit Corp.,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
2.125%	07/27/18	50	$50,771
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	75,557
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	63,040
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	47,068
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35	360	407,148

			678,757

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	37,577
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	28,662
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	27,823
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	110	112,385
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	418,051
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	25	27,461
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	20,071
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	35	35,117
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	75	74,973
4.250%	07/01/36	140	148,471
4.400%	07/01/46	140	150,489
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	15	15,118
5.150%	09/15/41	35	37,760
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	55,545
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	160,373

			1,349,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	$89,978
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	30,307
4.000%	04/01/25	25	25,576
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	129,834
5.875%	06/15/20	25	27,829
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	101,549

			405,073

Engineering & Construction
SBA Tower Trust,
MORTGAGE, 144A
2.877%	07/15/46	90	89,973

Environmental Control
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	25	27,918

Foods
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20	140	145,382
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	60	66,845

			212,227

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	17	18,887
4.800%	06/15/44	25	25,416
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	85,794

			130,097

Hand/Machine Tools
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	215	219,675

Healthcare-Products — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	40	41,724
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	176,384
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	150	151,704
2.400%	02/01/19	20	20,348

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Healthcare-Products (continued)
			$390,160

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	25,451
2.400%	06/15/21	100	102,028
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	193,637
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	57,399
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	340	366,688
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	214,272
Unsec’d. Notes
4.185%	11/15/45	125	139,375
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	77,057
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	84,782
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	135	154,378
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	222,181
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	41,773
4.750%	07/15/45	110	132,517

			1,811,538

Holding Companies-Diversified
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	200,912

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	35	36,661
5.375%	04/01/36	30	34,689

			71,350

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	32,121
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	200	203,865
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	15,263

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
4.125%	02/15/24	50	$52,747
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	80,452
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	206,646
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	26,290
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	52,358
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	150	153,559
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	75	76,623
3.300%	03/14/23	30	31,318
3.500%	06/03/24	25	25,962
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	36,346
3.400%	05/15/25	120	122,872
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	78,568
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	71,591

			1,266,581

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	250	280,208
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	202,732
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26	220	228,079
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.875%	04/29/26	200	190,162
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	125	129,100
3.650%	03/15/25	75	79,450
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	200	207,465

			1,317,196

Lodging
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	85,993

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	$403,208

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	32,496
4.500%	02/15/21	25	27,913
5.650%	08/15/20	30	34,368
Charter Communications Operating LLC / Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	300	322,421
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	37,584
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	27,615
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	28,336
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	30	31,575
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26	20	20,444
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,630
5.000%	02/01/20	35	38,043
6.550%	05/01/37	35	40,782
6.750%	07/01/18	15	16,448
6.750%	06/15/39	30	35,247
8.250%	04/01/19	35	40,642
8.750%	02/14/19	10	11,676

			756,220

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	50,655
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	50,073
3.625%	06/09/21	35	36,053
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes(a)
3.750%	06/15/25	100	104,612
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	65	57,626
5.875%	04/23/45	95	89,497

			388,516

Miscellaneous Manufacturers — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Miscellaneous Manufacturers (continued)
3.150%	09/07/22	292	$313,370

Office/Business Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	25	25,217

Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	25,087
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	34,694
5.700%	05/15/17	255	262,332
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	202,609
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,753
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	99,517
4.250%	09/18/18	50	51,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	184,571
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	200	203,325
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	139,650
5.500%	06/27/44	200	180,710
Gtd. Notes, MTN
3.500%	07/23/20	90	89,920
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	301,043
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	105,168

			1,920,129

Oil & Gas Services
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	50,024

Packaging & Containers
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	30,987

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	200	209,033
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	135	140,206

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pharmaceuticals (continued)
4.550%	03/15/35	150	$154,158
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	25	25,013
2.875%	06/23/20	75	76,221
Express Scripts Holding Co.,
Gtd. Notes
3.300%	02/25/21	150	157,292
4.500%	02/25/26	200	219,729
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	10,019
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	10	10,908
4.600%	06/01/44	35	37,120
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.375%	03/15/26	240	249,960
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)
5.875%	05/15/23	283	228,523

			1,518,182

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	60	59,015
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	93,052
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	36,752
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	24,298
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	85	87,318
3.950%	02/15/27	60	63,638
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	55	52,826
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	160	161,374
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	45	44,759
4.300%	06/01/25	130	133,110
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	48,053

			804,195

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
4.125%	07/01/24	50	$52,793

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	79,929
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	46,185
4.125%	06/15/26	115	117,984
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	31,318
3.700%	06/15/26	200	206,338
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	36,061
4.250%	02/01/26	65	68,144
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	234,724
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	105,784
4.375%	10/01/25	40	43,186
Kimco Realty Corp.,
Sr. Unsec’d. Notes
6.875%	10/01/19	250	288,293
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	107,263
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	208,139

			1,573,348

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	266,377
Autozone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	70	71,740
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	55,204
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	45	45,279
4.450%	02/15/25	10	10,034
4.850%	04/01/24	105	108,691
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	35	35,250

			592,575

Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25	200	213,832

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Software
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	$34,959
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	169,889

			204,848

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/17	25	25,211
4.450%	04/01/24	125	137,326
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	25	25,984
3.663%	05/15/25	50	51,703
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	48,076
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	150	163,963
5.150%	09/15/23	325	378,503

			830,766

Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	216,000
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	25,261
Kansas City Southern,
Gtd. Notes, 144A
4.300%	05/15/43	80	81,177

			322,438

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,966
2.600%	03/30/20	15	14,908
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,327
3.200%	07/15/20	150	153,424

			223,625

TOTAL CORPORATE OBLIGATIONS (cost $29,396,267)			30,378,240

FOREIGN GOVERNMENT BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	220,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	208,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	400	$434,295
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	250	269,375
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	79,650
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	147,818
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, 144A
1.750%	08/26/20	200	203,049
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	25,704
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	270,725
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	165	165,877
3.000%	07/16/18	150	156,072
Province of Quebec Canada (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	105,898
Unsec’d. Notes
3.500%	07/29/20	325	352,506
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	55,130
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	108,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,709,298)			2,802,999

MUNICIPAL BONDS — 0.2%
California
State of California,
General Obligation Unlimited
7.625%	03/01/40	100	157,752
University of California,
Revenue Bonds
4.131%	05/15/45	15	16,233

			173,985

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	182,417

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	210	260,868

New York — 0.1%
New York State Dormitory Authority,

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York (continued)
Revenue Bonds
3.879%	07/01/46	375	$385,867
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	54,843

			440,710

North Carolina
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	169,956

TOTAL MUNICIPAL BONDS (cost $1,172,850)			1,227,936

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
1.953%(c)	02/25/25	5	5,313
Series 2016-C03, Class 1M1(x)
2.453%	10/25/28	50	49,904
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1(x)
1.353%(c)	10/25/27	223	223,271
Series 2015-DNA3, Class M2(x)
3.303%(c)	04/25/28	250	257,009
Series 2015-HQ2, Class M1(x)
1.553%(c)	05/25/25	194	193,555
Series 2016-DNA2, Class M1(x)
1.703%	10/25/28	246	245,885
Series 2016-HQA1, Class M2(x)
3.203%(c)	09/25/28	250	252,441
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	95	95,934
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	167	169,276
Series 2016-2, Class A1A, 144A
2.592%(c)	08/25/55	123	124,488

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,602,082)			1,617,076

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Mortgage Corp.
2.500%	05/01/28-06/01/30	500	517,535
3.000%	01/01/27-08/01/43	380	396,295
3.500%	08/01/26-03/01/46	1,062	1,126,547
4.000%	07/01/25-11/01/45	561	602,053
4.500%	05/01/40-05/01/42	425	466,206
5.000%	07/01/35-09/01/39	71	78,851
5.500%	06/01/36	73	82,153
6.000%	08/01/34-01/01/38	56	64,179
Federal National Mortgage Assoc.
0.875%	10/26/17	265	265,923
2.000%	07/01/28	27	27,357
2.500%	09/01/27-02/01/43	525	544,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	TBA	555	$574,197
3.000%	02/01/27-05/01/46	1,212	1,265,124
3.000%	TBA	105	110,078
3.000%	TBA	2,535	2,630,755
3.500%	01/01/26-02/01/46	5,179	5,484,897
3.500%	TBA	955	1,007,674
4.000%	07/01/25-01/01/46	970	1,043,359
4.000%	TBA	3,000	3,216,476
4.500%	08/01/24-06/01/44	864	943,868
4.500%	TBA	1,120	1,222,544
5.000%	04/01/19-07/01/42	819	911,584
5.000%	TBA	170	188,881
5.500%	04/01/34-08/01/37	274	310,832
5.500%	TBA	110	123,647
6.000%	02/01/34-01/01/40	323	374,361
6.500%	11/01/36	25	29,465
Government National Mortgage Assoc.
2.500%	10/20/42-01/20/43	61	62,241
3.000%	12/20/42-08/20/43	251	263,002
3.000%	TBA	1,235	1,291,275
3.500%	01/15/42-06/20/46	1,689	1,799,417
4.000%	08/20/39-12/20/45	1,111	1,190,019
4.500%	05/20/40-09/15/45	190	208,350
4.500%	TBA	110	118,043
5.000%	05/20/33-11/20/42	280	312,035
5.500%	08/20/38	25	27,737

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,493,246)			28,881,092

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds
2.500%	02/15/46-05/15/46	1,805	1,880,472
3.000%	11/15/44	60	68,986
3.125%	02/15/43	240	282,909
3.375%	05/15/44	690	850,398
4.500%	02/15/36-05/15/38	1,530	2,210,476
5.375%	02/15/31	30	44,495
U.S. Treasury Notes
0.875%	06/15/19	175	175,868
1.000%	03/15/19	450	453,815
1.125%	02/28/21	3,345	3,368,519
1.250%	03/31/21	995	1,006,583
1.375%	02/29/20-04/30/21	3,475	3,537,241
1.500%	05/31/20	3,220	3,294,965
1.625%	08/31/19-04/30/23	2,005	2,061,149
2.125%	08/15/21	1,105	1,164,480
2.625%	08/15/20	1,170	1,250,803
2.875%	08/15/45	520	583,903
3.125%	05/15/19	200	213,766

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,733,201)			22,448,828

TOTAL LONG-TERM INVESTMENTS (cost $609,189,899)			623,211,854

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUND — 9.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $63,056,241; includes $9,516,289 of cash collateral for securities on loan)(b)(w)(Note 4)	63,056,241	$63,056,241

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.365%	10/27/16		25	24,982
0.365%	10/20/16	(hh)(k)	120	119,913
0.420%	10/20/16	(hh)(k)	3,000	2,997,828

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,140,950)				3,142,723

TOTAL SHORT-TERM INVESTMENTS (cost $66,197,191)				66,198,964

TOTAL INVESTMENTS — 102.2% (cost $675,387,090)				689,410,818
Liabilities in excess of other assets(z) — (2.2)%				(15,109,474)

NET ASSETS — 100.0%				$674,301,344

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $100,000 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,420,872; cash collateral of $9,516,289 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements. (k) Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
5	2 Year U.S. Treasury Notes	Sep. 2016	$1,091,891	$1,096,641	$4,750
12	5 Year U.S. Treasury Notes	Sep. 2016	1,451,836	1,465,969	14,133
5	10 Year U.S. Treasury Notes	Sep. 2016	656,953	664,922	7,969
3	20 Year U.S. Treasury Bonds	Sep. 2016	498,422	517,031	18,609
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	535,344	559,125	23,781
135	Mini MSCI EAFE Index	Sep. 2016	10,976,816	10,902,600	(74,216)
44	Mini MSCI Emerging Markets Index	Sep. 2016	1,830,425	1,836,340	5,915
22	Russell 2000 Mini Index	Sep. 2016	2,514,250	2,524,280	10,030
215	S&P 500 E-Mini Index	Sep. 2016	22,483,958	22,469,650	(14,308)
8	S&P Mid Cap 400 E-Mini Index	Sep. 2016	1,205,830	1,194,400	(11,430)

					$(14,767)

U.S. Treasury Obligations with a combined market value of $2,469,209 have been segregated with JPMorgan Chase to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 09/07/16	Barclays Capital Group	GBP	380	$553,316	$505,954	$47,362
Expiring 09/07/16	Citigroup Global Markets	GBP	244	359,373	325,573	33,800

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen,
Expiring 07/19/16	Hong Kong & Shanghai Bank	JPY	75,518	$713,990	$731,739	$(17,749)

				$1,626,679	$1,563,266	$63,413

Credit Default Swap Agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.IG.26	06/20/21	1.000%	3,100	$26,257	$33,537	$7,280
CDX.NA.IG.26	06/20/21	1.000%	2,800	29,550	30,361	811
CDX.NA.IG.26	06/20/21	1.000%	900	11,846	9,759	(2,087)

				$67,653	$73,657	$6,004

U.S. Treasury Obligations with a combined market value of $91,933 have been segregated with JPMorgan to cover requirements open for centrally cleared credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$382,018,142	$144,430,746	$—
Preferred Stocks	735,428	11,004	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	3,770,347	—
Commercial Mortgage-Backed Securities	—	4,609,836	100,000
Convertible Bonds	—	180,180	—
Corporate Obligations	—	30,378,240	—
Foreign Government Bonds	—	2,802,999	—
Municipal Bonds	—	1,227,936	—
Residential Mortgage-Backed Securities	—	1,617,076	—
U.S. Government Agency Obligations	—	28,881,092	—
U.S. Treasury Obligations	—	25,591,551	—
Affiliated Mutual Fund	63,056,241	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(14,767)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	63,413	—
Centrally Cleared Credit Default Swap Agreements	—	6,004	—

Total	$445,795,044	$243,570,424	$100,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	9.3%
Real Estate Investment Trusts (REITs)	6.0
Banks	5.2
Pharmaceuticals	4.7
U.S. Government Agency Obligations	4.3
U.S. Treasury Obligations	3.8
Insurance	3.7
Internet Software & Services	3.1
Capital Markets	2.9
Oil, Gas & Consumable Fuels	2.8
Media	2.7
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	2.6
Industrial Conglomerates	2.6
IT Services	2.5
Internet & Catalog Retail	2.4
Software	2.2
Specialty Retail	1.9
Chemicals	1.8
Food Products	1.7
Hotels, Restaurants & Leisure	1.6
Tobacco	1.6
Electric Utilities	1.5
Semiconductors & Semiconductor Equipment	1.5
Aerospace & Defense	1.5
Biotechnology	1.4
Food & Staples Retailing	1.4
Machinery	1.2
Life Sciences Tools & Services	1.0
Auto Components	1.0
Diversified Telecommunication Services	1.0
Beverages	0.8
Technology Hardware, Storage & Peripherals	0.8
Professional Services	0.8
Wireless Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	0.7
Commercial Mortgage-Backed Securities	0.7
Real Estate Management & Development	0.6
Communications Equipment	0.6
Airlines	0.6
Commercial Services & Supplies	0.6
Non-Residential Mortgage-Backed Securities	0.6
Textiles, Apparel & Luxury Goods	0.5
Road & Rail	0.5

Electrical Equipment	0.5%
Diversified Financial Services	0.5
Containers & Packaging	0.5
Trading Companies & Distributors	0.5
Multi-Utilities	0.5
Multiline Retail	0.5
Foreign Government Bonds	0.4
Automobiles	0.4
Household Products	0.4
Leisure Products	0.3
Gas Utilities	0.3
Household Durables	0.3
Metals & Mining	0.3
Oil & Gas	0.3
Healthcare-Services	0.3
Building Products	0.3
Residential Mortgage-Backed Securities	0.2
Consumer Finance	0.2
Construction Materials	0.2
Independent Power & Renewable Electricity Producers	0.2
Electric	0.2
Internet	0.2
Diversified Consumer Services	0.2
Energy Equipment & Services	0.2
Municipal Bonds	0.2
Air Freight & Logistics	0.2
Personal Products	0.2
Paper & Forest Products	0.1
Telecommunications	0.1
Pipelines	0.1
Auto Manufacturers	0.1
Thrifts & Mortgage Finance	0.1
Marine	0.1
Transportation Infrastructure	0.1
Advertising	0.1
Retail	0.1
Commercial Services	0.1
Electronics	0.1
Water Utilities	0.1
Machinery-Diversified	0.1
Healthcare-Products	0.1
Mining	0.1
Agriculture	0.1
Construction & Engineering	0.1

102.2
Liabilities in excess of other assets	(2.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker —variation margin swaps	$8,091	*	Due from/to broker — variation margin swaps	$2,087	*
Equity contracts	Due from/to broker — variation margin futures	15,945	*	Due from/to broker — variation margin futures	99,954	*

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	81,162		Unrealized depreciation on OTC forward foreign currency contracts	17,749
Interest rate contracts	Due from/to broker-variation margin futures	69,242	*	—	—

Total		$174,440			$119,790

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$(29,469)	$(29,469)
Equity contracts	(91)	(1,152,544)	—	—	(1,152,635)
Foreign exchange contracts	—	—	(23,306)	—	(23,306)
Interest rate contracts	—	205,537	—	—	205,537

Total	$(91)	$(947,007)	$(23,306)	$(29,469)	$(999,873)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(3)	Futures	Swaps	Total
Credit contracts	$—	$—	$14,431	$14,431
Equity contracts	—	(452,609)	—	(452,609)
Foreign exchange contracts	63,413	—	—	63,413
Interest rate contracts	—	73,030	—	73,030

Total	$63,413	$(379,579)	$14,431	$(301,735)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currency transactions in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Credit Default Swap Agreements — Sell Protection(3)
$49,750,014	$2,313	$542,226	$7,400

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Barclays Capital Group	$47,362	$—	$—	$47,362
Citigroup Global Markets	33,800	—	—	33,800
Hong Kong & Shanghai Bank	—	—	—	—

	$81,162

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Citigroup Global Markets	—	—	—	—
Hong Kong & Shanghai Bank	(17,749)	—	—	(17,749)

$(17,749)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $9,420,872:
Unaffiliated investments (cost $612,330,849)	$626,354,577
Affiliated investments (cost $63,056,241)	63,056,241
Cash	7,479
Foreign currency, at value (cost $439,024)	442,117
Receivable for investments sold	5,394,045
Receivable for fund share sold	3,612,574
Dividends and interest receivable	1,473,594
Due from broker-variation margin futures	363,903
Tax reclaim receivable	224,948
Unrealized appreciation on OTC forward foreign currency contracts	81,162
Due from broker-variation margin swaps	5,611
Receivable from affiliate	4,160
Prepaid expenses	493

Total Assets	701,020,904

LIABILITIES:
Payable for investments purchased	16,795,642
Payable to broker for collateral for securities on loan	9,516,289
Advisory fees payable	203,060
Accrued expenses and other liabilities	168,227
Distribution fee payable	18,251
Unrealized depreciation on OTC forward foreign currency contracts	17,749
Affiliated transfer agent fee payable	342

Total Liabilities	26,719,560

NET ASSETS	$674,301,344

Net assets were comprised of:
Paid-in capital	$665,269,375
Retained earnings	9,031,969

Net assets, June 30, 2016	$674,301,344

Net asset value and redemption price per share, $674,301,344 / 61,702,419 outstanding shares of beneficial interest	$10.93

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $281,346, of which $25,212 is reimbursable by an affiliate)	$5,241,818
Interest income	936,854
Affiliated dividend income	153,407
Affiliated income from securities lending, net	105,662

6,437,741

EXPENSES
Advisory fees	2,096,119
Distribution fee	721,522
Custodian and accounting fees	256,000
Audit fee	12,000
Trustees’ fees	7,000
Shareholders’ reports	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Loan interest expense	3,192
Insurance expenses	3,000
Miscellaneous	27,556

Total expenses	3,140,389
Less: advisory fee waivers and/or expense reimbursement	(5,772)

Net expenses	3,134,617

NET INVESTMENT INCOME (LOSS)	3,303,124

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(7,970,976)
Futures transactions	(947,007)
Swap agreements transactions	(29,469)
Foreign currency transactions	34,207

(8,913,245)

Net change in unrealized appreciation (depreciation) on:
Investments	6,492,759
Futures	(379,579)
Swap agreements	14,431
Foreign currencies	57,500

6,185,111

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(2,728,134)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.	$574,990

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,303,124	$3,287,353
Net realized gain (loss) on investment and foreign currency transactions	(8,913,245)	(2,545,247)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,185,111	777,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	574,990	1,519,381

FUND SHARE TRANSACTIONS:
Fund share sold [26,723,694 and 24,452,885 shares, respectively]	282,535,381	267,575,533
Fund share repurchased [17,329,771 and 620,612 shares, respectively]	(175,288,909)	(6,336,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	107,246,472	261,239,417

CAPITAL CONTRIBUTIONS (NOTE 4)	1,593	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,823,055	262,758,798
NET ASSETS:
Beginning of period	566,478,289	303,719,491

End of period	$674,301,344	$566,478,289

SEE NOTES TO FINANCIAL STATEMENTS.

A367

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
BVC	Colombian Securities Exchange
CHI-X	European Equity Exchange
FTSE	Financial Times Stock Exchange
LMA	Lima Stock Exchange
NYSE	New York Stock Exchange
OMXS30	Stockholm Stock Exchange
OTC	Over-the-counter
QMTF	Quote Multilateral Trading Facility
SGMX	Sigma X MTF
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XBRN	Berne Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

Index:

ABX	Asset-Backed Securities Index
CAC40	French Stock Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CNX	CRISIL NSE Index
CPI	Consumer Price Index
DAX	German Stock Index
HICP	Harmonised Index of Consumer Prices
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Share
BABs	Build America Bonds
BDR	Brazilian Depositary Receipt
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A368

GLOSSARY: (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

NASDAQ	National Association of Securities Dealers Automated
Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A369

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 11 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	Alpha Simplex Group, LLC / AQR Capital Management, LLC / CNH Partners, LLC / CoreCommodity Management, LLC / First Quadrant, L.P. / Jennison Associates LLC (“Jennison”) / J.P. Morgan Investment Management, Inc. / Pacific Investment Management Company LLC (“PIMCO”) / Prudential Investments LLC (“PI”) through its Strategic Investment Research Group team / Quantitative Management Associates LLC (“QMA”) / Western Asset Management Company and Western Asset Management Company Limited

AST AQR Large-Cap Portfolio (“AQR Large-Cap”)	Long-term capital appreciation.	AQR Capital Management, LLC / CNH Partners, LLC

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PI through its Strategic Investment Research Group team/QMA

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC

AST Defensive Asset Allocation Portfolio (“Defensive Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PI through its Strategic Investment Research Group team / QMA

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	Objective	Subadviser(s)

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi- Asset”)	High level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its level of risk tolerance.	J.P. Morgan Investment Management, Inc. / Security Capital Research & Management, Inc.

AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.

AST Legg Mason Diversified Growth Portfolio (“Legg Mason Diversified Growth”)	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC / ClearBridge Investments, LLC / QS Investors, LLC / Western Asset Management Company

AST New Discovery Asset Allocation Portfolio (“New Discovery Asset Allocation”)	Total return.	C.S. McKee, LP / EARNEST Partners, LLC / Epoch Investment Partners, Inc. / Longfellow Investment Management Company / Parametric Portfolio Associates LLC / Security Investors, LLC through February 5, 2016 / Thompson, Siegel & Walmsley LLC / Vision Capital Management through February 5, 2016

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”), with the exception of Legg Mason Diversified Growth for whom PI is the sole Investment Manager. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations

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are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using

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fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance

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that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

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Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover

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the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio hold such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a

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delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

MLPs:    Certain Portfolios invest in Master Limited Partnerships (MLPs). Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. Certain Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders. The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

B9

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2016, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees, Net of Waiver

Academic Strategies†*(1)	Fund-of-Funds Segments/Sleeves: 0.72% of average daily net assets Non Fund-of-Funds Segments/Sleeves: 0.5525% first $300 million; 0.5425% on next $200 million; 0.5325% on next $250 million; 0.5225% on next $2.5 billion; 0.5125% on next $2.75 billion; 0.4825% on next $4 billion; 0.4625% in excess of $10 billion	0.64%

AQR Large-Cap	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.31%

Capital Growth Asset Allocation(1)	0.15%	0.15%

ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.56%

Defensive Asset Allocation(1)	0.15%	0.15%

Goldman Sachs Multi-Asset	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.53%

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	Advisory Fees	Effective Advisory Fees, Net of Waiver

J.P. Morgan Global Thematic**	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.76%

J.P. Morgan Strategic Opportunities	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess $10 billion	0.80%

Legg Mason Diversified Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.42%

New Discovery Asset Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $750 million; 0.6225% on next $2 billion; 0.5925% on next $4 billion; 0.5725% in excess of $10 billion	0.66%

T. Rowe Price Growth Opportunities	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.73%

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016

AQR Large-Cap	voluntarily waive 0.007% plus contractually waive 0.24% through June 30, 2016	contractually waive 0.086% through June 30, 2017

ClearBridge Dividend Growth	contractually waive 0.11% through June 30, 2016	contractually waive 0.11% through June 30, 2017

Goldman Sachs Multi-Asset	contractually waive 0.213% through June 30, 2016	contractually waive 0.144% through June 30, 2017

J.P. Morgan Strategic Opportunities	contractually waive 0.011% through June 30, 2016	contractually waive 0.011% through June 30, 2017

Legg Mason Diversified Growth***	contractually limit expenses to 1.07% through June 30, 2016	contractually limit expenses to 1.07% through June 30, 2017

New Discovery Asset Allocation	contractually waive 0.009% through February 5, 2016 effective February 6, 2016 waive 0.013% through June 30, 2017 contractually limit expenses to 1.08% through June 30, 2016	contractually waive 0.013% through June 30, 2017, contractually limit expenses to 1.08% through June 30, 2017

T. Rowe Price Growth Opportunities	contractually waive 0.002% through October 31, 2016	contractually waive 0.002% through June 30, 2017

†	For Academic Strategies, the management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other portfolios of the Advanced Series Trust. The management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other portfolios of the Advanced Series Trust. Portfolio assets invested in mutual funds other than the portfolios of the Advanced Series Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.
*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average

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daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.
**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.
***	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.
(1)	Effective July 1, 2016, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds. The Fund of Fund Discount will apply across each of the following portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Fund sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Defensive Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Fund Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

AST Investment Services, Inc., Jennison, PI and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For six months ended June 30, 2016, brokerage commission recaptured under these agreements was as follows:

Amount
Academic Strategies	$23,861
J.P. Morgan Global Thematic	35,978

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Amount
J.P. Morgan Strategic Opportunities	34,898
Legg Mason Diversified Growth	328
New Discovery Asset Allocation	10,522

4.	Other Transactions with Affiliates

The Trust, excluding Capital Growth Asset Allocation Portfolio and Defensive Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Capital Growth Asset Allocation Portfolio and Defensive Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation Portfolio and the 12b-1 fee is waived for the assets of Goldman Sachs Multi-Asset Portfolio and Legg Mason Diversified Growth Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Trust invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction cost associated with the securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. was compensated for the securities lending as follows:

Amount
Academic Strategies	$6,333
AQR Large-Cap	2,224
ClearBridge Dividend Growth	6,628
Goldman Sachs Multi-Asset	3,918
J.P. Morgan Global Thematic	11,285
J.P. Morgan Strategic Opportunities	6,274
New Discovery Asset Allocation	959
T. Rowe Price Growth Opportunities	909

In February 2016, Prudential, the parent company of the manager/co-managers (PI and AST Investment Services) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Advanced Series Trust due to a

B13

long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2015 Withholding Tax		2016 Withholding Tax
Academic Strategies	$66,761		$57,748
Goldman Sachs Multi-Asset	147,656		103,055
J.P. Morgan Global Thematic	80,734		57,562
J.P. Morgan Strategic Opportunities	84,958		98,192
Legg Mason Diversified Growth	2,892	*	4,247
New Discovery Asset Allocation	41,531		27,767
T. Rowe Growth Opportunitites	25,302		25,212

*	Includes amounts from December 2015 reimbursed in 2016.

5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies	$1,129,899,123	$1,673,523,738
AQR Large-Cap Core	872,089,401	922,034,787
Capital Growth Asset Allocation	1,709,236,445	2,013,999,353
ClearBridge Dividend Growth	641,746,705	74,198,857
Defensive Asset Allocation	247,687,375	137,638,126
Goldman Sachs Multi-Asset	1,683,792,877	1,803,427,831
J.P. Morgan Global Thematic	940,640,090	1,010,380,745
J.P. Morgan Strategic Opportunities	854,282,887	918,275,545
Legg Mason Diversified Growth	47,827,076	19,806,392
New Discovery Asset Allocation	402,077,754	412,456,873
T. Rowe Price Growth Opportunities	355,072,829	238,816,887

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2016 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Academic Strategies
AQR Emerging Markets Equity	$122,855,291	$4,250,000	$29,303,000	$—	$101,886,929
BlackRock/Loomis Sayles	—	24,719,879	2,314,000	—	22,664,806
BlackRock Low Duration	718,558	—	—	—	728,932
Boston Partners Large-Cap Value	38,154,391	5,391,664	9,437,169	—	33,953,239
ClearBridge Dividend Growth	18,379,639	19,614,558	7,600,000	—	33,196,963
Cohen & Steers Realty	275,927,242	—	56,871,000	—	233,366,767
Global Real Estate	413,388,180	—	76,841,000	—	354,190,458
Goldman Sachs Large-Cap Value	43,372,827	4,000,000	12,877,057	—	34,498,110
Goldman Sachs Mid-Cap Growth	117,810,592	—	20,601,000	—	98,336,990
Goldman Sachs Small-Cap Value	75,525,802	—	1,575,000	—	77,292,286
Goldman Sachs Strategic Income	18,143,405	—	11,236,701	—	6,668,149
Herndon Large-Cap Value	28,163,575	5,000,000	23,825,525	—	8,697,903

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Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Academic Strategies (continued)
High Yield	$395,791,381	$29,500,000	$111,372,000	$—	$334,563,794
Hotchkis & Wiley Large-Cap Value	47,919,821	9,500,000	22,478,716	—	33,586,632
International Growth	257,404,178	7,000,000	32,018,000	—	222,099,809
International Value	358,487,353	7,000,000	35,706,000	—	312,914,759
Jennison Large-Cap Growth	24,502,483	7,500,000	8,063,380	—	21,953,879
Loomis Sayles Large-Cap Growth	32,027,270	4,000,000	6,082,000	—	30,212,369
Lord Abbett Core Fixed Income	55,815,793	20,917,497	11,644,000	—	67,858,759
MFS Growth	24,243,613	4,000,000	4,209,000	—	23,795,102
MFS Large-Cap Value	28,521,592	34,378,588	6,947,500	—	58,051,596
Money Market	246,715	—	—	—	246,715
Morgan Stanley Multi-Asset	12,298,000	—	—	—	11,596,000
Neuberger Berman Long/Short	9,570,000	—	—	—	9,730,000
Neuberger Berman/LSV Mid-Cap Value	112,882,442	—	13,193,000	—	102,874,495
Parametric Emerging Markets Equity	105,472,726	4,250,000	27,246,000	—	87,815,962
Prudential Core Bond	105,078,142	—	34,458,673	—	76,642,658
Prudential Global Short Duration High Yield	141,557	—	146,026	1,408	—
Prudential Short Duration High Yield	113,223	—	113,776	498	—
QMA Emerging Markets Equity	75,147,436	2,000,000	16,975,000	—	61,345,984
QMA International Core Equity	147,788,839	1,000,000	20,736,000	—	122,000,235
QMA US Equity Alpha	204,583,179	—	20,000,000	—	189,771,732
Small-Cap Growth	12,021,771	1,000,000	2,335,000	—	10,296,337
Small-Cap Growth Opportunities	8,973,514	2,500,000	2,332,000	—	8,721,491
Small-Cap Value	104,622,047	2,000,000	17,572,000	—	93,637,381
T. Rowe Price Large-Cap Growth	17,736,211	7,500,000	6,588,963	—	17,256,212
T. Rowe Price Natural Resources	13,786,602	22,000,000	789,000	—	37,405,424
Wedge Capital Mid-Cap Value	119,110,944	—	13,275,000	—	109,449,022
Wellington Real Total Return	13,188,000	—	—	—	12,544,000
Western Asset Core Plus Bond	74,583,400	—	26,569,003	—	52,051,475

	$3,514,497,734	$229,022,186	$693,331,489	$1,906	$3,113,903,354

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Capital Growth Asset
Allocation
AB Global Bond	$269,515,610	$47,378,615	$30,990,000	$—	$302,204,033
AQR Emerging Markets Equity	14,520,269	1,242,600	1,806,500	—	14,797,212
AQR Large-Cap	1,428,081,846	118,496,600	154,302,500	—	1,400,627,918
BlackRock Low Duration Bond	69,741,638	4,591,100	49,901,000	—	25,209,609
BlackRock/Loomis Sayles Bond	111,756,634	11,658,628	12,779,000	—	116,690,229
Boston Partners Large-Cap Value	299,195,558	27,145,732	62,539,409	—	263,510,636
ClearBridge Dividend Growth	309,345,359	306,655,803	40,279,500	—	625,172,609
Cohen & Steers Realty	—	8,580,950	115,000	—	10,328,216
Goldman Sachs Global Income	177,089,213	20,670,674	20,451,000	—	184,639,701
Goldman Sachs Large-Cap Value	371,209,243	30,291,600	133,933,868	—	268,301,385
Goldman Sachs Mid-Cap Growth	45,762,549	3,632,300	5,064,000	—	44,986,743
Goldman Sachs Small-Cap Value	86,959,392	—	—	—	91,095,453

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation (continued)
Goldman Sachs Strategic Income	$109,131,301	$8,402,000	$46,348,639	$—	$69,185,401
Herndon Large-Cap Value	222,336,076	16,462,600	166,143,862	—	67,431,136
High Yield	129,091,158	1,855,500	8,120,000	—	132,173,735
Hotchkis & Wiley Large-Cap Value	376,139,266	60,152,892	164,779,762	—	259,642,943
International Growth	683,918,469	48,475,200	75,316,500	—	629,945,159
International Value	665,717,096	48,475,200	69,466,500	—	612,669,469
Jennison Large-Cap Growth	394,412,472	24,723,200	113,357,523	—	273,435,758
Lord Abbett Core Fixed Income	111,850,690	122,317,763	14,589,000	—	480,849,625
Loomis Sayles Large-Cap Growth	483,097,536	40,115,700	50,509,000	—	228,927,751
MFS Growth	390,832,541	32,624,000	41,766,000	—	378,811,351
MFS Large-Cap Value	225,067,298	250,486,915	29,442,000	—	465,932,135
Money Market	11,086,315	—	—	—	11,086,315
Neuberger Berman/LSV Mid-Cap Value	23,367,871	1,811,400	2,377,000	—	23,450,303
Parametric Emerging Markets Equity	13,918,860	1,103,200	1,586,000	—	14,555,624
Prudential Core Bond	707,498,403	63,357,000	173,848,170	—	635,241,857
QMA Emerging Markets Equity	8,707,082	783,300	1,124,500	—	8,698,094
QMA International Core Equity	337,111,199	24,252,600	36,198,000	—	311,485,586
QMA Large-Cap Value	1,425,440,772	118,496,600	154,302,500	—	1,401,766,377
Small-Cap Growth Opportunities	128,182,817	10,469,800	14,193,000	—	117,710,470
Small-Cap Growth	130,836,882	10,469,800	14,193,000	—	123,408,402
Small-Cap Value	188,093,395	23,172,100	26,594,000	—	193,734,521
T. Rowe Price Large-Cap Growth	309,749,906	19,177,600	88,956,218	—	215,341,894
T. Rowe Price Natural Resources	9,040,169	—	8,402,058	—	—
Templeton Global Bond	820,714	—	—	—	815,152
Wedge Capital Mid-Cap Value	24,087,615	1,811,400	2,377,000	—	24,266,673
Wellington Management Global Bond	221,476,564	155,611,173	27,722,000	—	365,319,820
Western Asset Core Plus Bond	526,471,850	43,821,000	168,085,344	—	427,866,837
Western Asset Emerging Markets Debt	31,943,265	463,900	2,040,000	—	33,558,182

	$11,072,604,893	$1,709,236,445	$2,013,999,353	$—	$10,854,874,314

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation
AB Global Bond	$35,818,531	$22,059,954	$7,617,560	$—	$52,999,200
AQR Emerging Markets Equity	109,229	65,123	29,009	—	158,095
AQR Large-Cap	10,129,560	5,694,740	2,568,106	—	13,634,138
BlackRock Low Duration Bond	9,205,561	3,741,261	8,951,210	—	4,119,168
BlackRock/Loomis Sayles Bond	14,811,589	7,675,993	3,030,761	—	20,481,025
Boston Partners Large-Cap Value	2,035,339	1,207,061	771,544	—	2,537,138
ClearBridge Dividend Growth	2,279,604	4,032,045	973,192	—	5,834,000
Cohen & Steers Realty	—	55,324	6,601	—	58,925
Goldman Sachs Global Income	24,020,053	11,963,510	4,850,216	—	32,378,698
Goldman Sachs Large-Cap Value	2,536,026	1,438,284	1,482,308	—	2,583,281

B16

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation (continued)
Goldman Sachs Mid-Cap Growth	$302,358	$182,015	$79,568	$—	$423,832
Goldman Sachs Strategic Income	14,913,677	6,322,453	8,822,537	—	12,141,905
Herndon Large-Cap Value	1,510,307	761,726	1,632,549	—	650,277
High Yield	17,009,533	7,900,671	3,140,877	—	23,502,789
Hotchkis & Wiley Large-Cap Value	2,546,192	1,643,844	1,685,082	—	2,502,895
International Growth	4,785,588	2,756,119	1,161,239	—	6,305,641
International Value	4,668,576	2,756,119	1,161,239	—	6,114,629
Jennison Large-Cap Growth	2,706,844	1,374,728	1,202,892	—	2,695,120
Loomis Sayles Large-Cap Growth	3,362,603	1,886,166	861,065	—	4,559,421
Lord Abbett Core Fixed Income	15,575,054	27,789,779	4,754,460	—	40,199,923
MFS Growth	2,720,612	1,543,644	694,426	—	3,624,309
MFS Large-Cap Value	1,531,507	3,370,471	646,683	—	4,483,045
Money Market	6,973,920	3,031,248	857,575	—	9,147,593
Neuberger Berman/LSV Mid-Cap Value	155,646	90,527	39,786	—	217,663
Parametric Emerging Markets Equity	95,540	56,983	25,385	—	140,434
Prudential Core Bond	96,227,448	44,783,071	35,915,290	—	111,448,997
QMA Emerging Markets Equity	66,885	40,707	18,143	—	95,883
QMA International Core Equity	2,353,189	1,378,559	581,619	—	3,102,745
QMA Large-Cap Value	10,195,848	5,693,740	2,568,106	—	13,732,217
Small-Cap Growth Opportunities	891,565	515,462	231,756	—	1,160,945
Small-Cap Growth	888,368	515,462	231,756	—	1,185,629
Small-Cap Value	1,979,360	1,140,789	511,851	—	2,813,185
T. Rowe Price Large-Cap Growth	2,171,552	1,080,475	949,923	—	2,164,512
T. Rowe Price Natural Resources	42,168	3,914	43,117	—	—
Wedge Capital Mid-Cap Value	155,261	90,527	39,786	—	219,146
Wellington Management Global Bond	29,952,780	39,658,684	8,129,965	—	64,151,563
Western Asset Core Plus Bond	69,814,393	31,411,029	30,584,478	—	75,050,627
Western Asset Emerging Markets Debt	4,385,540	1,975,168	786,466	—	6,154,440

	$398,927,806	$247,687,375	$137,638,126	$—	$532,773,033

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Goldman Sachs Multi-Asset
AST Goldman Sachs Strategic Income	$28,130,543	$—	$—	$—	$27,629,790

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Legg Mason Diversified Growth
Western Asset Core Plus Bond	$10,424,252	$5,076,000	$1,135,000	$—	$15,106,874
Western Asset Emerging Markets Debt	2,088,944	986,000	243,000	—	3,081,933

	$12,513,196	$6,062,000	$1,378,000	$—	$18,188,807

Written options transactions, during the six months ended June 30, 2016, were as follows:

	Academic Strategies		Goldman Sachs Multi-Asset
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	257,355,032	$2,197,375	—	$—
Written options	1,026,389,600	6,517,515	3,706,124	6,757,058
Expired options	(285,251,332)	(5,221,213)	(39,168)	(1,840,793)

B17

	Academic Strategies		Goldman Sachs Multi-Asset
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Closed options	(694,018,300)	(1,049,868)	(46,434)	(2,133,929)

Balance at end of period	304,475,000	$2,443,809	3,620,522	$2,782,336

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
Academic Strategies	$8,039,630	1.68%	46	$43,419,000	$—
Goldman Sachs Multi-Asset	1,371,000	1.68%	6	1,975,000	—
J.P. Morgan Strategic Opportunities	2,866,500	1.68%	10	6,880,000	—
Legg Mason Diversified Growth	563,167	1.68%	24	2,166,000	—
New Discovery Asset Allocation	944,545	1.68%	11	2,222,000	—
T. Rowe Price Growth Opportunities	7,619,667	1.68%	9	20,725,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2016, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”) and Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

B18

10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B19

Financial Highlights

(unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)		2014		2013		2012(c)		2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.63		$13.05		$12.57		$11.43		$10.27		$10.61

Income (Loss) From Investment Operations
Net investment income (loss)	—	(d)	(.01)		.02		—	(d)	.10		.11
Net realized and unrealized gain (loss) on investments	.45		(.41)		.46		1.14		1.18		(.39)

Total from investment operations	.45		(.42)		.48		1.14		1.28		(.28)

Less Distributions:	—		—		—		—		(.12)		(.06)

Capital Contributions(e) (Note 4)	—	(d)	—		—		—		—		—

Net Asset Value, end of period	$13.08		$12.63		$13.05		$12.57		$11.43		$10.27

Total Return(a)	3.56%		(3.22)%		3.82%		9.97%		12.57%		(2.66)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,664.6		$5,799.8		$7,320.2		$7,926.8		$7,588.6		$5,973.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(f)(g)	.82	%(g)	.83	%(g)	.86	%(g)	.91	%(g)	.77	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.84	%(f)(g)	.82	%(g)	.83	%(g)	.86	%(g)	.92	%(g)	.85	%(g)
Net investment income (loss)	.06	%(f)	(.04)%		.09%		(.03)%		.87%		1.03%
Portfolio turnover rate	63	%(h)	71%		65%		72%		102%		106%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.06% for the six months ended June 30, 2016 and 0.05%, 0.06%, 0.09%, 0.14%, and 0.06% for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, respectively.

(h)	Not annualized.

	AST AQR Large-Cap Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,		April 29, 2013(c) through December 31, 2013
			2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.55		$13.32	$11.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.10		.20	.17	.09
Net realized and unrealized gain (loss) on investments	.07		.03	1.38	1.68

Total from investment operations	.17		.23	1.55	1.77

Capital Contributions(e) (Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$13.72		$13.55	$13.32	$11.77

Total Return(a)	1.25%		1.73%	13.17%	17.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,878.6		$2,912.3	$2,791.3	$2,615.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.57	%(g)	.58%	.61%	.69	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.82	%(g)	.82%	.83%	.83	%(g)
Net investment income (loss)	1.51	%(g)	1.46%	1.25%	1.24	%(g)
Portfolio turnover rate	32	%(h)	81%	61%	42	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.07		$14.99	$14.01	$11.42	$10.14	$10.44

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.02)	(.02)	(.03)	.09	.10
Net realized and unrealized gain (loss) on investments	.21		.10	1.00	2.62	1.29	(.35)

Total from investment operations	.20		.08	.98	2.59	1.38	(.25)

Less Distributions:	—		—	—	—	(.10)	(.05)

Net Asset Value, end of period	$15.27		$15.07	$14.99	$14.01	$11.42	$10.14

Total Return(a)	1.33%		.53%	7.00%	22.68%	13.73%	(2.43)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12,324.5		$12,583.3	$12,999.8	$12,055.0	$8,807.9	$6,556.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.16%	.15%	.16%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.16%	.16%	.16%
Net investment income (loss)	(.10	)%(d)	(.14)%	(.14)%	(.15)%	.86%	.85%
Portfolio turnover rate	16	%(e)	23%	13%	57%	51%	69%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,		February 25, 2013(c) through December 31, 2013
			2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.96		$13.44	$11.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.10		.22	.22	.17
Net realized and unrealized gain (loss) on investments	1.02		(.70)	1.39	1.66

Total from investment operations	1.12		(.48)	1.61	1.83

Capital Contributions(e) (Note 4)	—	(f)	—	—	—

Net Asset Value, end of period	$14.08		$12.96	$13.44	$11.83

Total Return(a)	8.64%		(3.57)%	13.61%	18.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,430.7		$731.7	$1,554.6	$1,396.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.82	%(g)	.83%	.83%	.87	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.93	%(g)	.94%	.94%	.94	%(g)
Net investment income (loss)	1.50	%(g)	1.65%	1.69%	1.72	%(g)
Portfolio turnover rate	7	%(h)	17%	17%	15	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Defensive Asset Allocation Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,		April 29, 2013(c) through December 31, 2013(d)
			2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.29		$10.31	$9.80	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.02)	(.01)	(.02)
Net realized and unrealized gain (loss) on investments	.47		—	.52	(.18)

Total from investment operations	.46		(.02)	.51	(.20)

Net Asset Value, end of period	$10.75		$10.29	$10.31	$9.80

Total Return(a)	4.47%		(.19)%	5.20%	(2.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$557.9		$400.6	$254.9	$129.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.18	%(e)	.19%	.21%	.37	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.18	%(e)	.19%	.21%	.37	%(e)
Net investment income (loss)	(.16	)%(e)	(.19)%	(.21)%	(.37	)%(e)
Portfolio turnover rate	28	%(f)	56%	55%	38	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013(c)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.99		$12.10	$11.63	$10.59	$9.96	$10.55

Income (Loss) From Investment Operations:
Net investment income (loss)	.09		.14	.14	.07	.06	.07
Net realized and unrealized gain (loss) on investments	.24		(.25)	.33	.97	.93	(.12)

Total from investment operations	.33		(.11)	.47	1.04	.99	(.05)

Less Distributions:	—		—	—	—	(.36)	(.54)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.32		$11.99	$12.10	$11.63	$10.59	$9.96

Total Return(a)	2.75%		(.91)%	4.04%	9.82%	10.13%	(.51)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,621.6		$2,665.8	$3,000.0	$2,930.5	$2,613.2	$1,820.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(f)	.84%	.86%	.69%	.23%	.25%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(f)	1.07%	1.07%	.84%	.31%	.32%
Net investment income (loss)	1.57	%(f)	1.16%	1.17%	.66%	.68%	.73%
Portfolio turnover rate(g)	108	%(h)	253%	218%	339%	37%	105%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.23		$13.37	$12.57	$10.81	$9.64	$10.12

Income (Loss) From Investment Operations:
Net investment income (loss)	.09		.15	.19	.13	.11	.05
Net realized and unrealized gain (loss) on investments	.16		(.29)	.61	1.63	1.19	(.10)

Total from investment operations	.25		(.14)	.80	1.76	1.30	(.05)

Less Distributions:	—		—	—	—	(.13)	(.43)

Capital Contributions(d) (Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$13.48		$13.23	$13.37	$12.57	$10.81	$9.64

Total Return(a)	1.89%		(1.05)%	6.36%	16.28%	13.58%	(.57)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,910.0		$2,949.2	$3,146.7	$3,000.3	$2,288.4	$1,378.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(f)	1.06%	1.06%	1.07%	.58%	.26%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(f)	1.06%	1.06%	1.07%	.64%	.32%
Net investment income (loss)	1.39	%(f)	1.09%	1.43%	1.22%	1.05%	.60%
Portfolio turnover rate	39	%(g)	56%	59%	68%	178%	131%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)		2014(c)		2013		2012(c)		2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.42		$16.45		$15.60		$14.05		$12.90		$12.98

Income (Loss) From Investment Operations:
Net investment income (loss)	.12		.20		.21		.18		.21		.22
Net realized and unrealized gain (loss) on investments	.26		(.23)		.64		1.37		1.16		(.19)

Total from investment operations	.38		(.03)		.85		1.55		1.37		.03

Less Distributions:	—		—		—		—		(.22)		(.11)

Capital Contributions(d) (Note 4)	—	(e)	—		—		—		—		—	(e)

Net Asset Value, end of period	$16.80		$16.42		$16.45		$15.60		$14.05		$12.90

Total Return(a)	2.31%		(.18)%		5.45%		11.03%		10.72%		.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,620.2		$2,666.8		$2,978.4		$3,019.1		$2,730.2		$2,004.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.21	%(f)(g)	1.21	%(g)	1.22	%(g)	1.26	%(g)	1.29	%(g)	1.24	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.22	%(f)(g)	1.22	%(g)	1.22	%(g)	1.27	%(g)	1.32	%(g)	1.27	%(g)
Net investment income (loss)	1.42	%(f)	1.18%		1.34%		1.21%		1.54%		1.69%
Portfolio turnover rate	41	%(h)	69%		61%		75%		89%		116%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the period ended June 30, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.09% for the six months ended June 30, 2016 and 0.10%, 0.10%, 0.12%, 0.16%, and 0.11% for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, respectively.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Legg Mason Diversified Growth Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	November 24, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.87		$9.96	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.08		.13	.01
Net realized and unrealized gain (loss) on investments	.38		(.22)	(.05)

Total from investment operations	.46		(.09)	(.04)

Net Asset Value, end of period	$10.33		$9.87	$9.96

Total Return(a)	4.66%		(.90)%	(.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$119.7		$83.7	$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.97	%(e)	.97%	.96	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.33	%(e)	2.01%	9.18	%(e)
Net investment income (loss)	1.66	%(e)	1.31%	1.29	%(e)
Portfolio turnover rate	24	%(f)	57%	11	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST New Discovery Asset Allocation Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,			April 30, 2012(c) through December 31, 2012
			2015(d)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.73		$12.89	$12.26	$10.31	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.09		.14	.12	.11	.08
Net realized and unrealized gain (loss) on investments	(.15)		(.30)	.51	1.84	.35

Total from investment operations	(.06)		(.16)	.63	1.95	.43

Less Distributions:	—		—	—	—	(.12)

Capital Contributions(e) (Note 4)	.01		—	—	—	—

Net Asset Value, end of period	$12.68		$12.73	$12.89	$12.26	$10.31

Total Return(a)	(.39)%		(1.24)%	5.14%	18.91%	4.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$711.8		$744.1	$753.0	$659.0	$404.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(f)	.99%	1.00%	1.03%	1.06	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(f)	1.00%	1.01%	1.03%	1.06	%(f)
Net investment income (loss)	1.51	%(f)	1.07%	1.00%	1.08%	1.03	%(f)
Portfolio turnover rate	66	%(g)	86%	105%	60%	143	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST T. Rowe Price Growth Opportunities Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	February 10, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.83		$10.67	$10.00

Income From Investment Operations:
Net investment income (loss)	.06		.08	.01
Net realized and unrealized gain (loss) on investments	.04		.08	.66

Total from investment operations	.10		.16	.67

Capital Contributions(e) (Note 4)	—	(f)	—	—

Net Asset Value, end of period	$10.93		$10.83	$10.67

Total Return(a)	.92%		1.50%	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$674.3		$566.5	$303.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(g)	1.13%	1.60	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(g)	1.13%	1.60	%(g)
Net investment income (loss)	1.14	%(g)	.75%	.29	%(g)
Portfolio turnover rate	45	%(h)	55%	41	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

When used herein, the term “Manager” refers to (1) PI with respect to the AST Legg Mason Diversified Growth Portfolio; and (2) PI and ASTIS collectively with respect to all other Portfolios discussed herein.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance

[1]	PI serves as the sole investment manager for the AST Legg Mason Diversified Growth Portfolio.

and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2015, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed against its benchmark index over the one-year period.

•

The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 2nd quartile in its Peer Universe and outperforming its benchmark index during the first quarter of 2016.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of the fund-of-funds sleeve of the Portfolio and the other Portfolios of the Trust managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board accepted PI’s recommendation to allow the existing contractual management fee waiver of 0.24% to expire as of June 30, 2016, and to replace it with a new contractual management fee waiver of 0.086% through June 30, 2017.

•

The Board also accepted PI’s recommendation to discontinue an existing voluntary arrangement to waive two-thirds of the incremental increase in the net management fee received by PI as a result of an underlying voluntary subadviser fee discount.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, although it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board considered the most recent performance information provided by PI, which indicated that the Portfolio ranked in the 1st quartile of its Peer Universe and outperformed its benchmark index during the first quarter of 2016.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that PI had contractually agreed to waive 0.11% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Defensive Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that while the Portfolio underperformed its benchmark index over the one-year period, the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in April 2013, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, most of the Portfolio’s longer term performance history was not attributable to the current subadviser or strategy.

•	The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index during the first quarter of 2016.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board accepted PI’s recommendation to allow the existing contractual management fee waiver of 0.213% to expire as of June 30, 2016, and to implement a new contractual management fee waiver of 0.144% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that PI had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.011% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Legg Mason Diversified Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	NA	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over the one-year period, the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.07% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST New Discovery Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over the one- and three-year periods.

•

The Board noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2017, and had also implemented a contractual expense cap that limited net Portfolio expenses to 1.08% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board further noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record

•	The Board noted that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreements: AST Academic Strategies Asset Allocation Portfolio

Approval of New Subadvisory Agreements

As required by the 1940 Act, the Board of the Trust considered: (i) a proposed subadvisory agreement among PI, ASTIS (collectively, the Manager) and Allianz Global Investors U.S. LLC (AllianzGI) with respect to the AST Academic Strategies Asset Allocation Portfolio (the Academic Strategies Portfolio)(the AllianzGI Subadvisory Agreement); and (ii) a proposed subadvisory agreement between the Manager and Morgan Stanley Investment Management Inc. (MSIM) with respect to the Academic Strategies Portfolio (the MSIM Subadvisory Agreement, and together with the AllianzGI Subadvisory Agreement, the New Subadvisory Agreements). The New Subadvisory Agreements relate to the appointment of AllianzGI and MSIM to replace First Quadrant L.P. (FQ) and J.P. Morgan Investment Management, Inc. (JPMIM) as subadvisers to the Academic Strategies Portfolio. The Board, including all of the trustees who were not parties to the New Subadvisory Agreements and were not interested persons of any such party, as defined in the 1940 Act (the Independent Trustees), met on March 14-15, 2016 (the Meeting) and approved the New Subadvisory Agreements, each for an initial two year period, after concluding that approval of the New Subadvisory Agreements were in the best interests of the Academic Strategies Portfolio and its beneficial shareholders.

In advance of the Meeting, the Board requested and received materials relating to the New Subadvisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the New Subadvisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Academic Strategies Portfolio by the New Subadvisers; comparable performance information; the fees paid by the Manager to each of the New Subadvisers; the potential for economies of scale that may be shared with the Academic Strategies Portfolio and its shareholders; and other benefits to each of the New Subadvisers. In connection with its deliberations, the Board considered information provided by the Manager and each of the New Subadvisers at or in advance of the Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the New Subadvisory Agreements with respect to the Academic Strategies Portfolio.

The Board determined that the overall arrangements between the Manager and each of the New Subadvisers are appropriate in light of the services to be performed and the fee arrangement under each of the New Subadvisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the New Subadvisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Academic Strategies Portfolio by FQ and JPMIM under the current subadvisory agreements and those that would be provided by AllianzGI and MSIM under the New Subadvisory Agreements, noting that the nature and extent of services under the existing and new agreements were generally similar in that FQ, JPMIM, AllianzGI and MSIM were each required to provide day-to-day portfolio management services and comply with all Academic Strategies Portfolio policies, and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of AllianzGI and MSIM that would be responsible for a portion of the assets of the Academic Strategies Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to AllianzGI and MSIM. The Board noted that AllianzGI currently serves as the sole subadviser to the AST RCM World Trends Portfolio and the PSF Natural Resources Portfolio, and MSIM currently serves as the sole subadviser to the AST Morgan Stanley Multi-Asset Portfolio. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to AllianzGI and MSIM.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about the New Subadvisers and its experience with the New Subadvisers with respect to other portfolios of the Trust and the Prudential Series Fund (PSF), it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Academic Strategies Portfolio by AllianzGI and MSIM.

Performance

The Board received and considered information regarding the investment performance of other accounts managed by AllianzGI and MSIM utilizing investment strategies similar to the strategy to be used by AllianzGI and MSIM for their respective portions of the assets of the Academic Strategies Portfolio.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to each of the New Subadvisers under the respective New Subadvisory Agreements. The Board considered that the collective effective subadvisory fee rate, based on average net assets of the Academic Strategies Portfolio as of December 31, 2015, paid to all subadvisers to the Academic Strategies Portfolio under the existing subadvisory agreements (i.e., 0.26% of the Academic Strategies Portfolio’s net assets as of December 31, 2015) is higher than the collective effective subadvisory fee rate that would be paid to the Academic Strategies Portfolio’s subadvisers under the proposed subadvisory arrangements, taking into account the new subadvisory fee rates to be paid to the New Subadvisers and AQR Capital Management, LLC, an existing subadviser to the Academic Strategies Portfolio for whom an amended subadvisory fee schedule was approved by the Board at the Meeting. The Board considered that subadvisory fees are paid by the Manager to the relevant subadviser(s) for a portfolio, and therefore any change in the subadvisory fee rate will not change the investment management fee paid by the Academic Strategies Portfolio or its shareholders. The Board considered that the Manager agreed to waive 0.005% of its management fee through at least June 30, 2017. The Board noted that it would review the management fee paid to the Manager by the Academic Strategies Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rates were reasonable.

Profitability

Because the engagement of AllianzGI and MSIM is new, there is no historical profitability information with respect to the proposed subadvisory arrangements for the Academic Strategies Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules under the New Subadvisory Agreements each contained breakpoints that reduced the fee rate on assets above specified levels. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the New Subadvisers

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the New Subadvisers and their affiliates in connection with the Academic Strategies Portfolio. The Board concluded that any potential benefits to be derived by each of the New Subadvisers were similar to benefits derived by the each of the New Subadvisers in connection with their management of the other AST and PSF portfolios which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the New Subadvisers were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by the New Subadvisers included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the New Subadvisory Agreements was in the best interests of the Academic Strategies Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248475-00005-00 AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Multi-Sector Fixed Income Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2016

AST Multi-Sector Fixed Income
Allocation	(% of Net Assets	)
Corporate Bonds	88.5%
Commercial Mortgage-Backed Securities	7.9%
Municipal Bonds	1.6%
Preferred Stocks	0.4%
Bank Loans	0.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Multi-Sector Fixed Income Portfolio	Actual	$1,000.00	$1,114.20	0.76%	$4.00
	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.0% BANK LOAN(c) — 0.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology Hardware, Storage & Peripherals
Dell International LLC, Term Loan (cost $24,250,000)^	—%	(p)	12/31/18	25,000	$24,250,000

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(c)	04/10/49	2,369	2,414,936
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,799,477
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,997,239
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	21,448,594
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	15,000	15,542,112
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	15,000	16,218,953
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	20,000	21,621,940
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	20,000	20,625,472
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	19,800	20,609,416
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	411,528
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,769,751
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,802,509
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,815,769
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	23,000	24,609,818
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	21,236,174
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	2,000	2,125,806
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%		03/10/48	15,000	15,616,063
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	17,000	18,056,190
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	10,000	10,446,623
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	17,000	18,294,904
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	13,500	14,550,935
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%		02/10/49	18,000	19,300,547
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.446%		08/15/48	19,000	20,353,645
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	29,500	31,412,691
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	10,000	10,449,912
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,095,293

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	$10,982,460
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	16,289,793
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%		05/10/49	20,000	20,545,756
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	11,109,053
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	16,044,331
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%		07/15/48	18,000	19,391,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	330	337,121
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	2,065,513
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.021%	(c)	06/12/50	16	16,207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	6,112,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%		12/15/47	22,000	23,820,091
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,022	3,097,029
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,114,236
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	16,211,097
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	14,072,359
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,502,651
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,484,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $513,905,031)					542,822,090

CORPORATE BONDS — 88.5%
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%		10/07/44	2,675	2,918,382
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	10,790	11,033,886
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%		05/15/46	11,550	13,614,805
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45	3,080	3,206,391
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	500	596,472
Northrop Grumman Systems Corp., Gtd. Notes	7.875%		03/01/26	2,000	2,801,260
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	10,350	11,853,969

					46,025,165

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	3,000	3,142,284
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	26	48,183
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%		07/21/20	14,600	15,034,817
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		02/11/23	10,783	11,129,005

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Agriculture (continued)
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	5,000	$5,137,620
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	268,151
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.250%	11/10/44	950	1,043,446
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,628	1,786,826
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,125,547
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	337	401,186
Reynolds American, Inc., Gtd. Notes(a)	5.700%	08/15/35	2,240	2,727,928
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	6,490	8,292,474
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	8,000	9,439,288
Reynolds American, Inc., Gtd. Notes	7.000%	08/04/41	3,275	4,125,747
Reynolds American, Inc., Gtd. Notes	8.125%	05/01/40	650	900,583

				64,603,085

Airlines — 1.0%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	5,165	5,449,225
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	10,372	11,279,264
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	05/01/27	19,057	19,174,896
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	09/22/27	4,230	4,446,787
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	01/15/28	5,390	5,698,416
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	348	389,270
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	554	644,261
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	171	192,440
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,464	1,552,296
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	07/30/27	5,146	5,429,046
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	11/01/19	2,135	2,406,775
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	08/15/25	3,083	3,325,262
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	04/11/26	4,242	4,473,401
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%	09/03/26	5,340	5,647,016
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	11/15/25	261	275,843

				70,384,198

Auto Manufacturers — 2.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	15,416,390
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,639,409

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Manufacturers (continued)
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%		09/15/21	1,359	$1,480,590
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	10,000	10,584,830
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	16,745	21,166,567
Ford Motor Co., Sr. Unsec’d. Notes	7.125%		11/15/25	2,700	3,342,573
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	11,506	15,427,981
Ford Motor Co., Sr. Unsec’d. Notes	7.700%		05/15/97	2,000	2,477,484
Ford Motor Co., Sr. Unsec’d. Notes	7.750%		06/15/43	1,510	1,933,289
Ford Motor Co., Sr. Unsec’d. Notes	9.980%		02/15/47	2,300	3,509,625
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22	7,350	7,528,884
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.375%		08/06/23	500	543,421
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	800	806,350
General Motors Co., Sr. Unsec’d. Notes(a)	5.000%		04/01/35	20,705	20,621,435
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	13,075	14,524,403
General Motors Co., Sr. Unsec’d. Notes	6.750%		04/01/46	11,650	13,819,055
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	8,300	8,365,205
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17	6,500	6,560,086
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	21,925	21,959,883
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20	7,450	7,654,197
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	5,000	5,276,245
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	11,130	12,099,256

					198,737,158

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20	2,480	2,550,933
Delphi Corp. (United Kingdom), Gtd. Notes	4.150%		03/15/24	7,000	7,441,378
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.625%		07/02/44	2,381	2,514,919
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%		07/02/64	7,570	7,546,397
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.000%		04/29/20	7,915	8,083,194
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	2,700	2,737,125

					30,873,946

Banks — 7.1%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,300	6,394,500
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	12/31/49	5,075	5,154,170
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	3,075	3,267,187
Bank of America Corp., Jr. Sub. Notes	6.500%	(c)	12/31/49	2,000	2,130,000
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	4,000	4,010,000
Bank of America Corp., Sr. Unsec’d. Notes	2.250%		04/21/20	3,000	3,016,773
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	5,500	5,660,309
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	23,000	24,398,653
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	4,485	5,111,088
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	6,640	7,680,315
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	6,205	7,832,342
Bank of America Corp., Sub. Notes	3.950%		04/21/25	6,000	6,110,070
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,186,949
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	8,630	9,026,428
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	11,225	11,441,766
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	5,710	5,902,530
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.375%		01/12/26	32,850	33,168,645
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	1,120	1,151,407
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/31/49	7,500	7,612,500

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49	3,960	$4,068,900
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,800	1,894,838
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	3,335	3,664,928
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	8,365	10,588,392
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,928,750
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	3,119,266
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	3,250	3,348,342
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	5,400	5,646,289
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	4,250	4,377,972
Citigroup, Inc., Sub. Notes	4.600%		03/09/26	6,475	6,864,672
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	10,700	10,737,493
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,000	5,065,430
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	1,034,567
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 144A	3.800%		06/09/23	12,100	12,068,951
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	5,000	4,893,770
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.550%		04/18/26	4,830	5,010,541
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	766,334
First Tennessee Bank NA, Sr. Unsec’d. Notes	2.950%		12/01/19	1,335	1,341,086
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	8,100	8,010,252
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%	(c)	12/31/49	3,325	3,318,433
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.600%		04/23/20	5,000	5,083,220
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	236,016
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	11,140	11,724,861
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	12,654	13,948,302
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	812,672
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,588,208
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	3,400	3,634,838
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,500	6,088,423
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,282,070
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	8,275	8,632,985
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,881,139
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	5,000	5,058,920
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,715	1,730,646
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	817,045
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/31/49	7,000	6,693,750
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.150%	(c)	12/31/49	1,800	1,750,680
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	6,990	6,963,787
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,000	6,187,500
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,400	4,488,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	18,200	18,833,797
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	165,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.850%		02/01/44	2,600	3,119,272

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	$310,851
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,394,815
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26	9,450	10,012,436
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	1,980	2,173,996
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	3,675	3,528,000
Morgan Stanley, Jr. Sub. Notes	5.550%	(c)	12/31/49	5,215	5,165,979
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	1,190	1,273,796
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	3,945	4,152,294
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	5,875	7,956,054
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	3,760	3,934,366
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	15,405	16,495,505
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	108,870
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	120	131,407
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,094,791
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,000	2,113,736
People’s United Bank, Sub. Notes	4.000%		07/15/24	3,445	3,516,425
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,790	5,949,225
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	19,265	19,969,097
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	13,475	14,004,285
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	6,750	8,074,681
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	7,060	7,725,786
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	1,500	1,614,899

					483,427,283

Beverages — 1.6%
Anheuser-Busch Cos. LLC (Belgium), Gtd. Notes	6.800%		08/20/32	665	879,709
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	13,125	13,523,829
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	23,680	26,609,879
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	3,890	4,558,465
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%		07/15/42	5,770	5,773,358
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	225	251,745
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%		11/26/43	2,400	2,848,558
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	250	261,477
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,500	1,560,000
Dr Pepper Snapple Group, Inc., Gtd. Notes	4.500%		11/15/45	17,400	19,184,822
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%		04/14/46	13,925	16,250,197
PepsiCo, Inc., Sr. Unsec’d. Notes	4.600%		07/17/45	12,645	15,004,671

					106,706,710

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,000	6,437,658
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	500	545,179
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45	3,600	3,739,896
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	19,893	20,784,465
Amgen, Inc., Sr. Unsec’d. Notes	4.950%		10/01/41	2,270	2,492,957
Biogen, Inc., Sr. Unsec’d. Notes	5.200%		09/15/45	8,515	9,575,484
Celgene Corp., Sr. Unsec’d. Notes	4.625%		05/15/44	1,837	1,910,673
Celgene Corp., Sr. Unsec’d. Notes	5.000%		08/15/45	11,150	12,279,930

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Biotechnology (continued)
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	10,955	$12,313,968
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	13,379,148
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,516,012
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	20,100	22,855,770
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	2,550	2,868,824
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	1,000	1,251,508

				111,951,472

Building Materials — 0.7%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	14,000	14,888,762
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,863,750
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,977,330
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,198,272
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,733,861
Owens Corning, Gtd. Notes	7.000%	12/01/36	9,000	10,980,468
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	5,791,665
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,375,375; purchased 02/11/15 – 05/04/15)(f)(g)	5.375%	11/15/24	6,150	6,257,625

				45,691,733

Chemicals — 4.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,375,047
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,145	4,216,319
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,897,103
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,243,616
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,394,465
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,577,109
Albemarle Corp., Sr. Unsec’d. Notes	4.500%	12/15/20	4,105	4,368,024
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	6,031	6,000,845
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	6,050	6,171,000
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	4,000	4,000,000
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	17,332,563
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,918	7,280,910
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	4,460	4,354,472
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	30,015	28,305,796
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	1,600	1,738,378
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,000	1,010,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,400	1,438,366
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,896,718
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	480	524,605
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	13,068	13,344,166
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	10,433	11,048,213
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	14,258	15,836,731
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	3,732	5,003,783
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,250,936
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	923,657
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	3,300	3,654,793
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	4,633	4,675,860
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	12,290,698
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	8,650	8,847,445
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	3,600	3,731,454

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	3,000	$3,396,186
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	3,056,421
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A (original cost $9,400,000; purchased 10/09/14)(f)(g)	4.250%	10/15/19	9,400	9,165,000
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	27,110	29,644,270
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	10,074	9,831,791
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,800,396
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,147,535
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250%	03/01/22	3,100	3,172,320
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,149,435
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	1,932,000
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	864,271
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	350	343,193
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	4,144,590
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,454,996
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	4,160	4,613,956
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,102,948
PPG Industries, Inc., Sr. Unsec’d. Notes	6.650%	03/15/18	3,077	3,329,246
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	2,980	3,097,096
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%	12/03/20	6,475	6,780,821
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	4,253,254
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	610,687
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,438,500

				305,061,984

Commercial Services — 0.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	754,449
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,313,490
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,205,608
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	3,723,475
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,538,556
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,326,870
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,330,000
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,472,779
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	4,925,000
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	3,970,000
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	5,976	6,834,793
William Marsh Rice University, Unsec’d. Notes	3.774%	05/15/55	7,000	7,764,351

				50,159,371

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	17,170,992
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	24,117,108
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	4,700	4,718,894
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	30,995	35,011,239
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,681,875
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	7,210	7,421,044
HP, Inc., Sr. Unsec’d. Notes	6.000%	09/15/41	4,965	4,757,071

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers (continued)
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%		08/01/23	900	$976,070
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%		02/12/24	360	392,581
NCR Corp., Gtd. Notes(a)	6.375%		12/15/23	500	510,000
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	800	800,504
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23	9,800	10,437,000

					114,994,378

Distribution/Wholesale — 0.1%
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600%		06/15/45	3,450	4,093,760

Diversified Financial Services — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	15,157	15,270,677
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%		07/01/20	2,000	2,035,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	1,275	1,304,644
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		10/30/20	3,475	3,602,706
American Express Co., Jr. Sub. Notes	4.900%	(c)	12/31/49	10,000	9,562,500
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	1,200	1,206,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	300	313,875
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	2,736	3,068,659
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	18,000	18,329,760
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	1,000	1,066,250
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	5,450	5,411,490
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%		01/15/44	6,600	6,780,899
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24	2,450	2,654,837
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19	1,755	1,693,575
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	6,000	6,011,400
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	3,250	3,321,110
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	7,100	7,676,875
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	12,135	12,267,793
Synchrony Financial, Sr. Unsec’d. Notes	3.750%		08/15/21	2,670	2,765,952
Synchrony Financial, Sr. Unsec’d. Notes	4.250%		08/15/24	3,525	3,648,128
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	1,000	1,036,899

					109,029,029

Electric — 10.0%
AEP Texas Central Co., Sr. Unsec’d. Notes, 144A	3.850%		10/01/25	7,145	7,782,991
AES Corp., Sr. Unsec’d. Notes	4.875%		05/15/23	750	740,625
Alabama Power Co., Sr. Unsec’d. Notes	4.150%		08/15/44	4,500	4,922,694
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%		03/15/46	5,000	5,574,680
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%		06/01/45	6,600	7,152,123
Arizona Public Service Co., Sr. Unsec’d. Notes	4.350%		11/15/45	9,065	10,274,625
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%		01/15/44	2,550	3,018,894
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	325	343,675
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%		02/01/45	7,150	8,026,182
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	4,800	4,900,138

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	$2,713,462
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	10,059,865
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	5,153,356
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	713,971
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	10,465	10,691,975
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,920,754
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,524,148
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	5,288,895
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,353,550
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,113,109
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	11,500	11,916,265
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	9,012,784
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.625%	12/01/54	1,750	2,006,018
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,735,129
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,510,134
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	07/01/19	4,375	4,453,899
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,763,062
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,674,006
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	18,761,965
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	579,020
DTE Electric Co., General Ref. Mortgage(a)	4.300%	07/01/44	5,625	6,459,148
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,400,730
Duke Energy Carolinas LLC, First Mortgage(a)	4.250%	12/15/41	12,900	14,454,901
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,413,584
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	10,991,294
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,300,087
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	479,918
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	8,169,850
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,655,177
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,311,463
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	5,287,953
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	632,222
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,505,278
Emera US Finance LP (Canada), Gtd. Notes, 144A	4.750%	06/15/46	24,700	25,068,598
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,754,386
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,091,132
FirstEnergy Solutions Corp., Gtd. Notes	6.800%	08/15/39	1,000	1,009,863
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,432,007
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,842,364
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	8,538,506
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	8,040,726
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	14,871,925
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	763,374
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	10,302,824
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,122,208
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,096,170
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,240,674
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,098,108

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	$798,448
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	10,909,429
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,458,250
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	18,658,926
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,529,320
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,830,685
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,396,606
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	11,824,457
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,769,845
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,187,860
Northern States Power Co., First Mortgage	3.600%	05/15/46	24,705	25,976,220
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	5,469,690
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	9,537,970
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	6,425	6,392,875
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	1,985	2,052,629
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,068,720
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,636,786
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,523,749
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	9,778,474
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,786,164
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	5,264,038
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,687,603
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	14,728,029
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	3,000	3,997,074
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,924,620
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,936,355
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	868,786
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,363,979
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,890,652
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	703,376
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,355,091
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	187,186
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,557,662
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,210,593
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	2,194,100
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,203,788
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	17,352,514
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	13,545	14,006,505
Southern California Edison Co., First Mortgage	3.600%	02/01/45	4,330	4,497,419
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,842,700
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,150,709
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	15,000	15,907,590
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,091,274
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	629,673
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	8,010,583
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,454,864
Tri-State Generation & Transmission Association, Inc., First Mortgage, 144A	4.250%	06/01/46	11,770	12,157,904

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Union Electric Co., Sr. Sec’d. Notes	3.650%		04/15/45	9,175	$9,493,987
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.200%		05/15/45	8,500	9,467,003
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44	5,150	5,919,359
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%		08/15/43	2,000	2,354,942
Westar Energy, Inc., First Mortgage	4.100%		04/01/43	3,775	4,128,053
Westar Energy, Inc., First Mortgage	4.125%		03/01/42	3,010	3,319,190
Westar Energy, Inc., First Mortgage	4.250%		12/01/45	4,365	4,900,036
Westar Energy, Inc., First Mortgage	4.625%		09/01/43	730	856,569
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%		06/01/44	3,850	4,361,573
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%		11/01/44	5,000	6,029,865

					682,608,811

Electrical Components & Equipment
General Cable Corp., Gtd. Notes	5.750%	(c)	10/01/22	750	690,000

Electronics — 0.9%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,577,827
Fortive Corp., Gtd. Notes, 144A	4.300%		06/15/46	13,160	13,983,777
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22	500	502,500
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	9,216	10,202,435
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%		03/11/38	6,920	9,000,636
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,369,983
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,559,521
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%		10/01/37	8,475	11,559,773

					59,756,452

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%		06/26/42	2,000	860,000

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,000	990,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%		11/01/20	7,015	7,269,294

					8,259,294

Environmental Control
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	3,000	3,071,250

Foods — 2.3%
Delhaize Group (Belgium), Gtd. Notes	5.700%		10/01/40	6,690	7,817,907
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	1,350	1,363,500
JM Smucker Co. (The), Gtd. Notes	2.500%		03/15/20	1,495	1,541,894
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22	1,510	1,585,560
JM Smucker Co. (The), Gtd. Notes	4.375%		03/15/45	8,500	9,238,939
Kellogg Co., Sr. Unsec’d. Notes	4.500%		04/01/46	3,895	4,171,261
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%		06/01/26	3,370	3,397,560
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%		06/01/46	17,150	18,136,502
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35	16,515	18,941,400

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.200%	07/15/45	4,975	$5,891,186
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	661,097
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	11,054,056
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	10,275	14,391,093
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	6,172,654
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,326,640
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	537,042
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	27,010,368
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	250	260,625
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	8,131,673
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,538,928
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,772,586
Sysco Corp., Gtd. Notes	5.375%	09/21/35	8,000	9,465,648
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,239,604

				158,647,723

Forest Products & Paper — 1.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 3,632,773; purchased 10/08/13 – 10/17/13)(f)(g)	7.250%	06/01/28	2,960	4,074,585
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 4,195,818; purchased 09/17/15)(f)(g)	7.375%	12/01/25	3,300	4,397,775
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 11,232,390; purchased 03/23/16)(f)(g)	7.750%	11/15/29	8,300	12,021,405
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	3,000	3,148,320
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	41,207	41,893,303
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	1,045,224
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	6,350	7,526,572
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,734,813
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	10,000	11,909,860

				88,751,857

Gas — 0.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	767,124
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	4,320	4,709,241
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	1,002,206
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	389,999
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,945,350
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,808,925

				15,622,845

Healthcare-Products — 1.1%
Becton Dickinson and Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	3,201,740
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,510,884
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	7,422,541
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,817,939
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	24,829	29,196,198
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,211,500
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	7,196,248
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,921,941

				76,478,991

Healthcare-Services — 3.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.250%	06/15/36	10,760	11,116,963

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare-Services (continued)
Aetna, Inc., Sr. Unsec’d. Notes(a)	4.375%	06/15/46	28,400	$29,493,343
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	1,830	2,010,628
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,125	4,967,956
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	3,000	3,206,958
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,043,624
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	08/15/44	740	788,061
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	537,131
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	5,025	5,419,432
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	942,045
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	26,066,140
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,691,250
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	750	798,750
HCA, Inc., Gtd. Notes	5.875%	02/15/26	4,000	4,150,000
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	3,500	3,622,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,657,500
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,195,513
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,803,091
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	12,861,531
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	3,375	3,518,437
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,650,689
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	7,571,095
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	3,063,026
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	918,828
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44	4,725	5,403,222
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,424,600
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,419,536
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,877,498
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,517,905
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	8,164,229
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	13,588,297
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%	11/28/44	3,720	4,237,634
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	5,217,642
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	6,075,059
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	2,155,273
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	4,545	5,278,549
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,232,297
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	4.750%	07/15/45	14,345	17,281,479

				211,967,711

Holding Companies-Diversified
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,016,395

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	598,500
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,453,618
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25	915	905,850

				4,957,968

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Home Furnishings
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	$784,679
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	506,486

					1,291,165

Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	28,517,918
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	437,792

					28,955,710

Housewares — 0.7%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.150%		10/15/18	2,900	2,930,691
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	4,019	4,262,829
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%		11/01/25	9,150	9,584,268
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	939,146
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%		04/01/46	24,751	29,446,933

					47,163,867

Insurance — 2.4%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	820,400
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	4,500	4,160,569
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	10,700	10,351,651
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	3,954,792
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,253,554
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,981,071
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	2,250	2,497,214
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	724,025
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	4,670	4,896,700
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	1,034,163
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	27,363	29,125,341
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,040,228
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	199,774
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,402,017
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	7,000	7,729,519
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	18,084	21,902,057
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	12,952	15,890,615
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	6,150	7,252,148
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,500	8,370,583
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	106,642
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	3,270	3,451,727
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	2,700	2,984,529
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	2,650	3,202,353
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	9,250	9,954,073
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	392,841
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes(a)	4.300%		08/25/45	3,225	3,672,117

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	$717,164
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,774,815
XLIT Ltd. (Ireland), Gtd. Notes	5.250%	12/15/43	2,962	3,201,904

				163,044,586

Lodging — 0.7%
Choice Hotels International, Inc., Gtd. Notes	5.700%	08/28/20	500	535,000
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,679,750
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	22,904,977
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	13,772,363
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,600	3,927,114
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%	10/15/21	1,950	1,896,960

				45,716,164

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,674,583
Terex Corp., Gtd. Notes	6.500%	04/01/20	750	756,563

				5,431,146

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes(a)	3.250%	02/01/17	3,850	3,873,100
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,270,954

				7,144,054

Media — 4.5%
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45	6,005	6,837,503
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	12,321	14,311,310
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,854,841
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	1,000	1,248,783
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	5,000	6,348,595
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,768,792
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,569,824
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	2,692	3,932,285
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	6,000,000
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	992,500
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	153,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,112,500
CBS Corp., Gtd. Notes	4.600%	01/15/45	7,635	7,567,102
CBS Corp., Gtd. Notes	5.900%	10/15/40	85	96,233
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	11,453	13,562,471
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	13,000	15,522,273
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	10,596	12,598,792
Comcast Corp., Gtd. Notes	3.150%	03/01/26	4,730	5,034,555
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,275	1,377,682
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,719,493
Comcast Corp., Gtd. Notes	4.600%	08/15/45	25,578	29,449,640

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Comcast Corp., Gtd. Notes	4.650%		07/15/42	10,500	$12,048,918
Comcast Corp., Gtd. Notes(a)	6.450%		03/15/37	8,200	11,283,011
Comcast Corp., Gtd. Notes	6.550%		07/01/39	2,863	3,982,347
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	600	575,905
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,265	1,649,907
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	1,600	1,661,536
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	6,850	7,668,801
NBCUniversal Media LLC, Gtd. Notes	5.950%		04/01/41	1,300	1,749,169
NBCUniversal Media LLC, Gtd. Notes	6.400%		04/30/40	2,500	3,485,920
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22	2,025	2,065,500
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%		06/15/20	3,600	3,656,495
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%		06/15/25	2,000	2,129,462
TEGNA, Inc., Gtd. Notes	5.125%		07/15/20	2,000	2,062,500
Time Warner Cable, Inc., Gtd. Notes	4.500%		09/15/42	950	884,874
Time Warner Cable, Inc., Gtd. Notes	5.500%		09/01/41	800	840,307
Time Warner Cable, Inc., Gtd. Notes	5.875%		11/15/40	380	413,815
Time Warner Cable, Inc., Gtd. Notes	6.550%		05/01/37	2,785	3,245,121
Time Warner Cable, Inc., Gtd. Notes	6.750%		06/15/39	4,700	5,522,002
Time Warner, Inc., Gtd. Notes	4.650%		06/01/44	4,495	4,724,820
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	5,026	5,646,048
Time Warner, Inc., Gtd. Notes	4.850%		07/15/45	18,385	19,989,441
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	5,058	6,212,185
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	6,275	7,896,818
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	7,420	10,177,524
Time Warner, Inc., Gtd. Notes	7.700%		05/01/32	175	244,322
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	1,540	1,277,698
Viacom, Inc., Sr. Unsec’d. Notes	4.850%		12/15/34	9,550	8,903,389
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	4,605	4,065,340
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	15,086	14,136,849
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	5,855	5,870,434
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,138,500
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	4,600	4,669,000

					304,936,132

Mining — 2.1%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	2,100	2,094,750
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	6,960	7,104,072
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	5,430	5,846,535
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	8,800	9,089,045
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	12,865	13,441,108
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	1,930	2,003,631
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	17,640	20,497,186
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	3,270	3,443,310
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.750%	(c)	10/19/75	9,690	10,295,625
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,207,914
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.700%		03/15/23	500	508,862

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Mining (continued)
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	8,335	$8,719,419
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	10,913	12,112,153
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.875%		04/23/25	13,120	12,963,715
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	11,180	10,532,376
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	8,527	8,792,437
Yamana Gold, Inc. (Canada), Gtd. Notes	4.950%		07/15/24	11,100	10,920,180

					142,572,318

Miscellaneous Manufacturing — 1.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,020,000
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%		03/15/22	1,000	1,000,000
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,811,247
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	22,185,246
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	218	294,838
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	555,426
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	6,825	6,812,599
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.400%		05/27/45	7,000	8,115,702
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,573,884
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,516,498
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	862,428
Tyco International Finance SA, Gtd. Notes	5.125%		09/14/45	12,450	14,275,332

					70,023,200

Office Furnishings — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,695,479

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	3.500%		08/20/20	3,000	2,985,309
Xerox Corp., Sr. Unsec’d. Notes	6.350%		05/15/18	2,983	3,189,594

					6,174,903

Oil & Gas — 6.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%		07/15/24	700	684,208
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581%	(s)	10/10/36	6,742	2,547,060
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	16,890,312
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,124,701
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	3,084,201
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	16,338,534
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	6,500	6,745,466
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	9,033	10,306,725
Apache Corp., Sr. Unsec’d. Notes	7.950%		04/15/26	6,000	7,602,984
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	2,849,260
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.800%		04/15/24	7,300	7,203,801
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%		03/15/38	7,065	7,680,142
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%		06/30/33	2,000	2,183,108

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%	09/15/43	6,693	$5,750,311
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	12,584	13,310,235
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%	05/16/26	15,400	15,915,176
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	3,300	3,333,739
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	19,500	22,111,479
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	3,300	4,118,624
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	5,000	4,964,740
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	12,480	11,642,243
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41	15,525	15,000,007
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	7,515	8,289,684
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	8,330	9,693,404
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	05/15/19	6,300	6,678,000
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	4,000	4,056,256
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,547,308
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,045	12,091,724
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,522,906
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	9,450	10,657,890
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	3,000	3,200,976
Hess Corp., Sr. Unsec’d. Notes	7.875%	10/01/29	8,870	10,564,276
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	3,633	3,690,612
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	2,621	3,025,910
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%	12/14/18	6,160	6,298,317
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.625%	09/15/24	3,585	3,520,456
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	4,625	3,874,196
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	507,955
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	1,470	1,480,333
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	5,535	5,627,606
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	13,583,060
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	32,530,847
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,730,983
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,767,684
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	15,824,929
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,525,000
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	9,000	9,018,000
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	10,490,870
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	5,430	5,894,987
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,889,946
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	7,045	6,525,340

				408,496,511

Oil & Gas Services — 0.7%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,500	1,540,163
Cameron International Corp., Sr. Unsec’d. Notes	5.125%	12/15/43	2,000	2,247,078
Cameron International Corp., Sr. Unsec’d. Notes	7.000%	07/15/38	4,000	5,183,900
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,795,129
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%	08/01/43	9,350	9,786,626
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	519,219
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	13,895	14,954,271

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas Services (continued)
Schlumberger Investment SA, Gtd. Notes(a)	3.650%	12/01/23	13,850	$14,867,559

				50,893,945

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	960,375
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	3,000	3,127,500
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	306,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	695,313
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,332,462
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,322,661
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,447,250
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	2,987	3,986,104

				16,177,665

Pharmaceuticals — 4.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,250	1,274,525
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	968,020
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	14,780	14,987,526
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,676,340
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	9,925	10,496,194
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,962,056
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	15,465,937
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	23,500	24,676,715
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45	2,120	2,239,984
Baxalta, Inc., Gtd. Notes	5.250%	06/23/45	2,790	3,026,107
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	5,374	8,222,354
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,599,617
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,877,031
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45	1,415	1,577,057
Express Scripts Holding Co., Gtd. Notes(a)	3.300%	02/25/21	765	802,190
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,130	17,108,211
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	18,572,577
Express Scripts Holding Co., Gtd. Notes	4.800%	07/15/46	15,280	15,259,616
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,489,901
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	565,031
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,500	4,578,750
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	26,494,592
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,818,820
Johnson & Johnson, Sr. Unsec’d. Notes(a)	4.850%	05/15/41	4,080	5,324,004
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,712,703
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.125%	11/15/25	3,175	3,463,144
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	8,724,175
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	3,213,709
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	3,515	3,724,726
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	6,441,133
Mylan NV, Gtd. Notes, 144A	3.000%	12/15/18	2,645	2,707,959
Mylan NV, Gtd. Notes, 144A	5.250%	06/15/46	2,820	2,937,571
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45	19,625	22,370,381
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	8,500	9,688,810
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	5,021,023

				284,068,489

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines — 2.3%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	$836,643
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,500	1,470,000
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	10,766	9,420,250
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	1,000	980,000
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	1,905	1,683,008
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	625,673
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	4,225,432
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	9,130	9,467,061
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,138,237
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	10,130	9,335,930
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,099,916
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	6,134,170
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%	05/15/46	26,400	28,441,380
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,142,904
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	4,985	5,455,654
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	66,560
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.350%	07/15/25	11,675	11,582,382
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	15,600	16,673,186
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,809,247
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,403,712
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	2,320	2,475,428
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	517,763
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	3,950	4,196,543
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	4,000	3,981,832
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	620,712
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,857,999
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,685,748
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	2,977,594
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	5,400	4,587,219
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	8,655	7,423,142

				156,315,325

Real Estate Investment Trusts (REITs) — 2.3%
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,865,769
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,090,924
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,546,510
Equity CommonWealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,716,537
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,239,712
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,847,229
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	26,136,174
Hospitality Properties Trust, Sr. Unsec’d. Notes	5.625%	03/15/17	2,000	2,049,796
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	7,773	7,797,003
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	3,689,920
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	1,000	1,008,317
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,203,381
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	1,550	1,658,201
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,686,524

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	8,500	$8,566,581
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,288,618
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,374,250
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	5,000	5,167,350
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	8,850	9,026,965
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	4,400	4,624,440
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,391,498
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,571,745
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,614,699
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	18,850,118
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,618,883

				155,631,144

Retail — 4.0%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	4,000	3,524,348
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	11,287,140
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,222,240
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,631,083
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,295,773
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	603,611
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	36,765	45,609,777
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	21,465,086
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	1,075,476
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	6,085,214
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	10,770,813
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	18,476,811
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	11,448,119
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	8,575	9,226,700
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	1,052,717
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	10,000	10,281,830
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	7,409,097
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,915,555
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,922,644
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	7,460	7,669,633
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	2,800	2,196,085
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,667,439
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	278,781
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	323,420
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	12,150	13,462,953
Target Corp., Sr. Unsec’d. Notes	3.625%	04/15/46	33,730	34,447,471
Target Corp., Sr. Unsec’d. Notes	6.350%	11/01/32	4,075	5,522,175
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	16,175	18,874,737
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	2,000	2,462,718
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	3,021,271
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41	985	1,325,712
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,801,469

				273,357,898

Semiconductors — 0.6%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,673,871
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	9,200	9,701,400
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,069,484
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	10,000	8,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Semiconductors (continued)
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%		05/20/45	1,200	$1,258,763
Sensata Technologies BV, Gtd. Notes, 144A	4.875%		10/15/23	900	900,000
Sensata Technologies BV, Gtd. Notes, 144A	5.000%		10/01/25	2,500	2,510,975

					38,614,493

Software — 2.4%
CA, Inc., Sr. Unsec’d. Notes	3.600%		08/01/20	5,000	5,224,640
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%		03/01/21	4,070	4,267,411
Fidelity National Information Services, Inc., Gtd. Notes	3.625%		10/15/20	14,000	14,799,680
Fidelity National Information Services, Inc., Gtd. Notes	5.000%		10/15/25	12,500	14,190,350
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%		06/01/20	1,177	1,218,526
Microsoft Corp., Sr. Unsec’d. Notes	3.750%		02/12/45	6,500	6,605,157
Microsoft Corp., Sr. Unsec’d. Notes	4.000%		02/12/55	3,650	3,680,791
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.450%		11/03/45	31,429	35,440,912
Oracle Corp., Sr. Unsec’d. Notes	2.500%		10/15/22	1,500	1,535,319
Oracle Corp., Sr. Unsec’d. Notes	3.900%		05/15/35	7,366	7,516,333
Oracle Corp., Sr. Unsec’d. Notes	4.000%		07/15/46	30,000	30,246,090
Oracle Corp., Sr. Unsec’d. Notes	4.125%		05/15/45	1,300	1,340,031
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	12,200	12,974,993
Oracle Corp., Sr. Unsec’d. Notes	4.375%		05/15/55	25,315	26,590,699

					165,630,932

Telecommunications — 5.2%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%		03/30/20	5,000	5,540,120
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40	5,440	6,670,006
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	4.375%		07/16/42	1,800	1,819,084
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25	3,085	3,279,182
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	37,679	36,509,670
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	28,060	28,705,184
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	1,145	1,173,480
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	7,538	7,738,594
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	14,670	15,828,373
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	2,775	3,035,550
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	15,687	16,696,631
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	680	761,849
AT&T, Inc., Sr. Unsec’d. Notes	6.000%		08/15/40	11,165	13,039,313
AT&T, Inc., Sr. Unsec’d. Notes	6.375%		03/01/41	2,960	3,602,210
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	(c)	12/15/30	1,675	2,580,641
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16	7,500	7,865,625
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	(c)	06/15/30	1,000	1,505,889
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%		05/15/22	7,000	6,996,892
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,409,500
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19	950	965,437
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.272%		01/15/36	9,775	10,003,852
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34	677	698,087
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	36,606	38,117,828
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	4,569	4,621,269

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	2,750	$2,954,344
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	8,928	9,759,081
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	83,819	88,642,951
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	21,112	23,432,103
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41	5,711	7,106,072

				355,058,817

Transportation — 3.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	3.900%	08/01/46	23,300	24,593,826
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	7,480	8,316,376
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	223,694
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,823,662
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	13,388	16,339,693
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.950%	08/15/30	6,950	10,388,638
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,312,982
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	675,941
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,530,489
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,148,861
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,952,768
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	4,880	6,836,807
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	17,535,293
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,616,994
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44	4,000	4,273,148
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	1,600	1,713,469
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,787,840
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,682	3,435,210
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,303,389
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	731,232
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,850,094; purchased 02/09/15)(f)(g)	2.800%	11/01/18	1,800	1,844,764
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	13,490,607
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	16,800	17,177,177
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,191,066; purchased 04/11/16)(f)(g)	4.500%	02/15/45	3,175	3,354,553

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Transportation (continued)
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	$1,212,433
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,204,460; purchased 10/23/15)(f)(g)	6.700%	06/01/34	1,000	1,324,900
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $4,509,951; purchased 08/29/13 – 04/24/15)(f)(g)	7.000%	10/15/37	3,623	4,935,881
Federal Express Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,389,324
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	838,293
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	2,204,887
FedEx Corp., Gtd. Notes	4.550%	04/01/46	10,980	11,914,343
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,213,340
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	12,263,667
Kansas City Southern, Gtd. Notes, 144A	4.950%	08/15/45	10,000	11,229,340
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,176,196
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,654,197
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,232,443
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,636,234
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,457,509
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	986,022
Union Pacific Corp., Sr. Unsec’d. Notes	3.250%	01/15/25	3,575	3,871,804
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,896,958
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,846,477
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	302,992
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,244,137
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,924,603
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,179,246
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,463,141

				248,805,780

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,294,350; purchased 08/04/15)(f)(g)	2.500%	06/15/19	2,315	2,340,222
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $13,545,037; purchased 02/20/15 – 02/23/15)(f)(g)	3.750%	05/11/17	12,970	13,215,211

				15,555,433

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	5,304,110

TOTAL CORPORATE BONDS (cost $5,719,509,081)				6,056,487,835

FOREIGN AGENCY — 0.2%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,050,013
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,390,831
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,671,692
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,592,162

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

FOREIGN AGENCY (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A (original cost $1,291,771; purchased 04/30/14)(f)(g)	4.000%	05/07/21	1,300	$1,270,100

TOTAL FOREIGN AGENCY (cost $11,757,756)				11,974,798

FOREIGN GOVERNMENT BONDS
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	538,750
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,874,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,901,967)				3,412,750

MUNICIPAL BONDS — 1.6%
California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,887,136
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,403,923
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,422,626
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	12,431,040
State of California, General Obligation Unlimited	7.350%	11/01/39	2,560	3,892,941
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,233,323
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,820,208
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,227,892
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,334,730

				36,653,819

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,837,600
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,919,770

				9,757,370

Illinois
Illinois State Toll Highway Authority, Revenue Bonds	5.851%	12/01/34	600	802,038

Massachusetts — 0.1%
Commonwealth of Massachusetts, General Obligation Ltd.	3.277%	06/01/46	4,225	4,289,220

Missouri
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	415,161

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	10,685	16,248,145

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
New Jersey (continued)
New Jersey State Turnpike Authority, Revenue Bonds, BABs(a)	7.414%	01/01/40	5,940	$9,298,120

				25,546,265

New York
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,506,960
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	657,315

				2,164,275

Ohio — 0.2%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	9,227,608
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,455,064

				10,682,672

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	10,424,412

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,264,330

Texas — 0.1%
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	9,660,530

TOTAL MUNICIPAL BONDS (cost $100,184,878)				111,660,092

			Shares
PREFERRED STOCKS — 0.4%
Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	8,991,400

Electric — 0.3%
SCE Trust V, 5.450%			565,000	16,130,750

TOTAL PREFERRED STOCKS (cost $22,500,000)				25,122,150

TOTAL LONG-TERM INVESTMENTS (cost $6,395,008,713)				6,775,729,715

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $208,684,194; includes $107,674,739 of cash collateral for securities on loan)(b)(w)(Note 4)	208,684,194	$208,684,194

TOTAL INVESTMENTS — 102.1% (cost $6,603,692,907)		6,984,413,909
Liabilities in excess of other assets(z) — (2.1)%		(141,152,128)

NET ASSETS — 100.0%		$6,843,261,781

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24,250,000 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,480,242; cash collateral of $107,674,739 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $85,241,793. The aggregate value of $86,506,963 is approximately 1.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(p)	Interest rate not available as of June 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
604	2 Year U.S. Treasury Notes	Sep. 2016	$131,545,852	$132,474,188	$928,336
2,194	5 Year U.S. Treasury Notes	Sep. 2016	263,666,651	268,027,955	4,361,304
3,897	20 Year U.S. Treasury Bonds	Sep. 2016	635,070,820	671,623,594	36,552,774

					41,842,414

Short Positions:
1,442	10 Year U.S. Treasury Notes	Sep. 2016	186,684,328	191,763,469	(5,079,141)
4,411	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	777,076,604	822,100,125	(45,023,521)

					(50,102,662)

					$(8,260,248)

Cash of $11,395,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$—	$24,250,000
Commercial Mortgage-Backed Securities	—	542,822,090	—
Corporate Bonds	—	6,056,487,835	—
Foreign Agency	—	11,974,798	—
Foreign Government Bonds	—	3,412,750	—
Municipal Bonds	—	111,660,092	—
Preferred Stocks	25,122,150	—	—
Affiliated Mutual Fund	208,684,194	—	—
Other Financial Instruments*
Futures Contracts	(8,260,248)	—	—

Total	$225,546,096	$6,726,357,565	$24,250,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Electric	10.3%
Commercial Mortgage-Backed Securities	7.9
Banks	7.1
Oil & Gas	6.0
Telecommunications	5.2
Chemicals	4.5
Media	4.5
Pharmaceuticals	4.1
Retail	4.0
Transportation	3.6
Healthcare-Services	3.1
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	3.1
Auto Manufacturers	2.9
Software	2.4
Insurance	2.4
Foods	2.3
Pipelines	2.3
Real Estate Investment Trusts (REITs)	2.3
Mining	2.1
Computers	1.7
Biotechnology	1.6
Municipal Bonds	1.6
Diversified Financial Services	1.6
Beverages	1.6
Forest Products & Paper	1.3
Healthcare-Products	1.1

Airlines	1.0%
Miscellaneous Manufacturing	1.0
Agriculture	0.9
Electronics	0.9
Oil & Gas Services	0.7
Commercial Services	0.7
Housewares	0.7
Aerospace & Defense	0.7
Lodging	0.7
Building Materials	0.7
Semiconductors	0.6
Auto Parts & Equipment	0.4
Household Products/Wares	0.4
Technology Hardware, Storage & Peripherals	0.4
Packaging & Containers	0.2
Gas	0.2
Trucking & Leasing	0.2
Foreign Agency	0.2
Capital Markets	0.1
Entertainment	0.1
Machinery-Diversified	0.1
Office/Business Equipment	0.1
Machinery-Construction & Mining	0.1
Water	0.1
Home Builders	0.1
Distribution/Wholesale	0.1
Office Furnishings	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$41,842,414	*	Due from/to broker— variation margin futures	$50,102,662	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(12,722,171)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(6,491,640)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $1,039,469,996 and for short positions was $953,655,325.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $105,480,242:
Unaffiliated investments (cost $6,395,008,713)	$6,775,729,715
Affiliated investments (cost $208,684,194)	208,684,194
Deposit with broker for futures	11,395,000
Receivable for investments sold	145,276,715
Dividends and interest receivable	68,872,203
Receivable for fund share sold	11,361,590
Due from broker-variation margin futures	1,803,422
Prepaid expenses	4,029

Total Assets	7,223,126,868

LIABILITIES:
Payable for investments purchased	271,036,845
Payable to broker for collateral for securities on loan	107,674,739
Advisory fees payable	883,502
Distribution fee payable	185,536
Accrued expenses and other liabilities	84,123
Affiliated transfer agent fee payable	342

Total Liabilities	379,865,087

NET ASSETS	$6,843,261,781

Net assets were comprised of:
Paid-in capital	$6,192,329,107
Retained earnings	650,932,674

Net assets, June 30, 2016	$6,843,261,781

Net asset value and redemption price per share, $6,843,261,781 / 589,238,255 outstanding shares of beneficial interest	$11.61

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$116,907,460
Affiliated income from securities lending, net	752,657
Unaffiliated dividend income	287,080
Affiliated dividend income	194,080

118,141,277

EXPENSES
Advisory fees	13,844,994
Distribution fee	6,906,754
Custodian and accounting fees	195,000
Trustees’ fees	24,000
Insurance expenses	24,000
Audit fee	19,000
Legal fees and expenses	10,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Interest expense	16
Loan interest expense	10
Miscellaneous	10,338

Total expenses	21,047,112

NET INVESTMENT INCOME (LOSS)	97,094,165

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	4,785,192
Futures transactions	(12,722,171)
Short sales transactions	38,705

(7,898,274)

Net change in unrealized appreciation (depreciation) on:
Investments	537,099,175
Futures	(6,491,640)

530,607,535

NET GAIN (LOSS) ON INVESTMENTS	522,709,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$619,803,426

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$97,094,165	$127,246,373
Net realized gain (loss) on investment transactions	(7,898,274)	(5,666,296)
Net change in unrealized appreciation (depreciation) on investments	530,607,535	(257,120,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	619,803,426	(135,540,030)

FUND SHARE TRANSACTIONS:
Fund share sold [141,734,281 and 189,418,133 shares, respectively]	1,561,428,917	2,022,318,719
Fund share repurchased [28,569 and 56,686 shares, respectively]	(299,981)	(599,857)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,561,128,936	2,021,718,862

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,180,932,362	1,886,178,832
NET ASSETS:
Beginning of period	4,662,329,419	2,776,150,587

End of period	$6,843,261,781	$4,662,329,419

SEE NOTES TO FINANCIAL STATEMENTS.

A31

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter

SEE NOTES TO FINANCIAL STATEMENTS.

A32

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

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Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not generally isolate

B2

the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged

B3

assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    A Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The

B4

borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2016, the Investment Manager has engaged Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. as Subadviser for Multi-Sector Fixed Income Portfolio.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

	Advisory Fees	Effective Advisory Fees, Net of Waiver
Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion	0.50%

	Expense Limitations through June 30, 2016	Expense Limitations effective July 1, 2016
Multi-Sector Fixed Income	Contractually limit expenses to 0.83% through June 30, 2016	Contractually limit expenses to 0.83% through June 30, 2017

AST Investment Services, Inc., PI, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust

B5

has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. The Fund may also invest in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016 PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc., was compensated $6,851 for these services.

5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were as follows:

	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income	$2,369,793,426	$660,500,233

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B6

7.	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended June 30, 2016. The average daily balance for the 1 day that the Portfolio had loans outstanding during the period was approximately $209,000, borrowed at a weighted average interest rate of 1.68%. The maximum loan outstanding amount during the period was $209,000. At June 30, 2016, the Portfolio did not have an outstanding loan amount.

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2016, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities.

10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B7

Financial Highlights

(unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31,		February 25, 2013(c) through December 31, 2013
			2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.42		$10.75	$9.67	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.37	0.36	0.28
Net realized and unrealized gain (loss) on investments	1.00		(0.70)	0.72	(0.61)

Total from investment operations	1.19		(0.33)	1.08	(0.33)

Net Asset Value, end of period	$11.61		$10.42	$10.75	$9.67

Total Return(a)	11.42%		(3.07)%	11.17%	(3.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,843.3		$4,662.3	$2,776.2	$793.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.76	%(e)	0.77%	0.79%	0.87	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.76	%(e)	0.77%	0.79%	0.87	%(e)
Net investment income (loss)	3.51	%(e)	3.45%	3.45%	3.47	%(e)
Portfolio turnover rate	40	%(f)	72%	124%	314	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), and the AST Multi-Sector Fixed Income Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the Prudential Fixed Income (PFI) unit of PGIM, Inc., which serves as subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliate in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedule for the Portfolio contains breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates reflected some of these rate reductions. The Board took note that the fee structure for the Portfolio currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that in June 2015 shareholders of the Portfolio had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolio, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for the Portfolio. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-year period ended December 31, 2015. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. The comparisons used by the Board placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board further noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.83% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248438-00004-00 AST-SAR-E

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Money Market Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Money Market Portfolio	Actual	$1,000.00	$1,000.00	0.47%	$2.34
	Hypothetical	$1,000.00	$1,022.53	0.47%	$2.36

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

CERTIFICATES OF DEPOSIT — 7.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of Nova Scotia	0.793%	(c)	07/26/16	8,000	$8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.400%		07/07/16	15,000	15,000,000
Branch Banking & Trust Co.	0.410%		07/01/16	7,000	7,000,000
Branch Banking & Trust Co.	0.550%		07/01/16	1,000	1,000,000
Canadian Imperial Bank of Commerce	0.753%	(c)	07/06/16	5,000	5,000,086
Citibank NA	0.710%		07/08/16	12,000	12,000,000
Credit Agricole Corporate & Investment Bank	0.430%		07/01/16	7,000	7,000,000
Sumitomo Mitsui Banking Corp.	0.620%		07/07/16	4,000	4,000,093
Sumitomo Mitsui Banking Corp.	0.700%		07/05/16	6,000	6,000,000
Svenska Handelsbanken AB	0.773%	(c)	07/27/16	2,000	2,000,000
Toronto-Dominion Bank (The)	0.980%		09/19/16	4,000	4,002,462
U.S. Bank National Assoc.	0.790%		07/21/16	3,000	3,000,348
Wells Fargo Bank NA	0.798%	(c)	07/21/16	5,000	5,000,000

					79,002,989

COMMERCIAL PAPER — 33.3%
ABN AMRO Funding USA LLC, 144A(n)	0.621%		07/20/16	4,000	3,998,691
ABN AMRO Funding USA LLC, 144A(n)	0.621%		08/09/16	2,000	1,998,657
Apple, Inc., 144A(n)	0.400%		07/08/16	26,000	25,997,978
Australia & New Zealand Banking Group Ltd., 144A	0.646%	(c)	07/05/16	3,000	3,000,071
Caisse Centrale Desjardins Du Quebec, 144A(n)	0.520%		08/08/16	11,000	10,993,962
Caisse Centrale Desjardins Du Quebec, 144A(n)	0.550%		08/09/16	13,300	13,292,075
Cargill, Inc., 144A(n)	0.380%		07/01/16	30,000	30,000,000
Caterpillar Financial Services Corp.(n)	0.410%		08/02/16	20,000	19,992,711
Caterpillar Financial Services Corp.(n)	0.420%		07/06/16	6,000	5,999,650
CDP Financial, Inc., 144A(n)	0.571%		07/14/16	10,000	9,997,942
CDP Financial, Inc., 144A(n)	0.571%		07/20/16	10,500	10,496,841
CDP Financial, Inc., 144A(n)	0.601%		09/15/16	6,000	5,992,400
CDP Financial, Inc., 144A(n)	0.641%		09/12/16	5,750	5,742,538
CPPIB Capital, Inc., 144A(n)	0.410%		08/02/16	30,000	29,989,067
HSBC Bank PLC, 144A	0.678%	(c)	07/19/16	4,000	4,000,104
HSBC Bank PLC, 144A	0.823%	(c)	07/26/16	9,700	9,700,000
ING US Funding LLC(n)	0.430%		07/01/16	10,000	10,000,000
ING US Funding LLC(n)	0.692%		07/21/16	4,000	3,998,467
ING US Funding LLC(n)	0.702%		09/08/16	6,000	5,991,950
KFW, 144A(n)	0.420%		08/03/16	15,000	14,994,225
KFW, 144A(n)	0.521%		08/26/16	4,000	3,996,764
Microsoft Corp., 144A(n)	0.405%		07/06/16	7,000	6,999,606
Microsoft Corp., 144A(n)	0.420%		08/11/16	15,000	14,992,825
Microsoft Corp., 144A(n)	0.430%		09/07/16	9,000	8,992,690
Nestle Capital Corp., 144A(n)	0.551%		08/25/16	10,000	9,991,597
Nestle Finance International Ltd.(n)	0.350%		07/05/16	16,200	16,199,370
Nestle Finance International Ltd., 144A(n)	0.611%		08/05/16	1,000	999,407
Novartis Finance Corp., 144A(n)	0.430%		07/06/16	7,000	6,999,582
Novartis Finance Corp., 144A(n)	0.460%		08/09/16	19,810	19,800,128
Ontario Teacher Financial Trust, 144A(n)	0.742%		08/11/16	2,000	1,998,314
Ontario Teacher Financial Trust, 144A(n)	0.833%		08/18/16	6,000	5,993,360
Pfizer, Inc., 144A(n)	0.531%		08/17/16	5,000	4,996,540
PSP Capital, Inc., 144A(n)	0.601%		08/05/16	6,000	5,996,500
Roche Holdings, Inc., 144A(n)	0.420%		07/25/16	5,000	4,998,600
Roche Holdings, Inc., 144A(n)	0.420%		08/08/16	22,000	21,990,247
Wal-Mart Stores, Inc., 144A(n)	0.400%		07/05/16	7,460	7,459,668

					368,582,527

OTHER CORPORATE OBLIGATIONS — 2.5%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	1.148%	(c)	07/15/16	1,600	1,600,370

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

OTHER CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Canadian Imperial Bank of Commerce, Sr. Unsec’d. Notes	1.350%		07/18/16	3,655	$3,656,462
International Finance Corp., Sr. Unsec’d. Notes, GMTN	0.477%	(c)	08/01/16	3,000	2,999,935
KFW, Sr. Unsec’d. Notes	0.500%		07/15/16	7,000	7,000,133
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes	1.450%		07/19/16	6,000	6,002,285
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	3.125%		07/12/16	6,000	6,004,078

					27,263,263

REPURCHASE AGREEMENT(m) — 1.8%
TD Securities (USA) LLC, 0.380%, dated 06/30/16, due 07/01/16 in the amount of $20,000,211				20,000	20,000,000

TIME DEPOSIT — 2.8%
Australia & New Zealand Banking Group Ltd.	0.400%		07/01/16	31,380	31,380,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.5%
Federal Farm Credit Bank	0.393%	(c)	07/25/16	4,000	3,999,909
Federal Farm Credit Bank(n)	0.411%		11/16/16	9,000	8,985,855
Federal Farm Credit Bank	0.442%	(c)	10/13/16	12,000	12,000,000
Federal Farm Credit Bank	0.445%	(c)	10/03/16	8,000	7,999,503
Federal Farm Credit Bank	0.449%	(c)	12/28/16	3,000	2,999,851
Federal Farm Credit Bank	0.467%	(c)	09/14/16	7,000	7,000,314
Federal Farm Credit Bank	0.473%	(c)	08/26/16	2,385	2,385,076
Federal Farm Credit Bank	0.505%	(c)	08/10/17	3,000	2,997,345
Federal Farm Credit Bank	0.519%	(c)	09/28/17	18,000	17,997,709
Federal Home Loan Bank(n)	0.290%		07/08/16	17,000	16,999,041
Federal Home Loan Bank(n)	0.300%		07/06/16	12,000	11,999,500
Federal Home Loan Bank(n)	0.300%		07/13/16	27,000	26,997,300
Federal Home Loan Bank(n)	0.305%		08/03/16	32,000	31,990,966
Federal Home Loan Bank(n)	0.320%		08/04/16	3,500	3,498,942
Federal Home Loan Bank(n)	0.320%		08/05/16	3,000	2,999,067
Federal Home Loan Bank(n)	0.320%		08/08/16	9,000	8,996,960
Federal Home Loan Bank(n)	0.370%		08/26/16	16,000	15,990,791
Federal Home Loan Bank	0.393%	(c)	08/18/16	2,000	1,999,986
Federal Home Loan Bank(n)	0.400%		09/16/16	9,000	8,992,300
Federal Home Loan Bank(n)	0.400%		09/27/16	11,000	10,989,244
Federal Home Loan Bank(n)	0.400%		10/06/16	24,000	23,975,111
Federal Home Loan Bank(n)	0.401%		10/04/16	13,000	12,986,278
Federal Home Loan Bank	0.403%	(c)	08/19/16	4,000	3,999,973
Federal Home Loan Bank	0.407%	(c)	08/24/16	8,000	7,999,660
Federal Home Loan Bank(n)	0.410%		09/21/16	17,000	16,984,124
Federal Home Loan Bank	0.412%	(c)	08/24/16	12,500	12,499,858
Federal Home Loan Bank	0.422%	(c)	09/08/16	5,000	5,000,000
Federal Home Loan Bank(n)	0.426%		10/05/16	12,000	11,986,400
Federal Home Loan Bank	0.428%	(c)	11/21/16	9,000	9,000,000
Federal Home Loan Bank	0.432%	(c)	09/01/16	12,000	11,999,812
Federal Home Loan Bank	0.432%	(c)	09/01/16	2,000	2,000,000
Federal Home Loan Bank(n)	0.441%		10/11/16	15,000	14,981,300
Federal Home Loan Bank	0.444%	(c)	09/02/16	6,000	6,000,000
Federal Home Loan Bank	0.446%	(c)	03/17/17	7,000	6,996,026
Federal Home Loan Bank	0.456%	(c)	07/06/16	6,000	6,000,000
Federal Home Loan Bank(n)	0.460%		08/24/16	7,000	6,995,182
Federal Home Loan Bank(n)	0.461%		08/19/16	1,000	999,374
Federal Home Loan Bank	0.481%	(c)	05/16/17	5,000	4,998,755

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Bank	0.488%	(c)	08/17/16	8,500	$8,499,586
Federal Home Loan Bank	0.500%		10/17/16	3,000	2,999,922
Federal Home Loan Bank	0.522%	(c)	10/13/16	18,000	17,999,463
Federal Home Loan Bank	0.549%	(c)	07/11/16	9,000	8,999,988
Federal Home Loan Bank	0.549%	(c)	10/11/16	5,750	5,749,810
Federal Home Loan Bank	0.568%	(c)	10/25/17	5,000	5,000,000
Federal Home Loan Bank	0.578%	(c)	01/19/17	8,000	8,000,000
Federal Home Loan Bank(n)	0.582%		09/14/16	9,000	8,989,125
Federal Home Loan Bank	0.607%	(c)	08/01/17	8,000	8,000,000
Federal Home Loan Bank	0.607%	(c)	12/22/17	5,500	5,500,000
Federal Home Loan Bank	0.617%	(c)	12/07/17	5,500	5,500,000
Federal Home Loan Bank	0.624%	(c)	08/21/17	2,000	1,999,770
Federal Home Loan Bank	0.641%	(c)	09/11/17	3,000	2,999,821
Federal Home Loan Bank	1.625%		12/09/16	6,430	6,462,592
Federal Home Loan Mortgage Corp.(n)	0.240%		07/19/16	12,000	11,998,560
Federal Home Loan Mortgage Corp.	0.434%	(c)	09/02/16	7,000	7,000,000
Federal Home Loan Mortgage Corp.	0.443%	(c)	07/21/16	3,000	2,999,992
Federal Home Loan Mortgage Corp.	0.453%	(c)	04/20/17	12,000	11,998,527
Federal Home Loan Mortgage Corp.	0.493%	(c)	04/27/17	5,000	4,999,163
Federal National Mortgage Assoc.(n)	0.230%		07/18/16	8,100	8,099,120
Federal National Mortgage Assoc.(n)	0.250%		07/05/16	8,000	7,999,778
Federal National Mortgage Assoc.	0.375%		07/05/16	6,750	6,750,056
Federal National Mortgage Assoc.(n)	0.380%		10/03/16	2,304	2,301,714
Federal National Mortgage Assoc.(n)	0.401%		07/19/16	5,000	4,999,000
Federal National Mortgage Assoc.	0.463%	(c)	07/25/16	4,000	4,000,109
Federal National Mortgage Assoc.	0.468%	(c)	01/26/17	1,000	999,856
Federal National Mortgage Assoc.	0.525%	(c)	10/21/16	14,100	14,098,858
Federal National Mortgage Assoc.	0.597%	(c)	12/20/17	9,000	8,996,821
Federal National Mortgage Assoc.	4.875%		12/15/16	3,000	3,059,741

					570,222,884

U.S. TREASURY OBLIGATIONS(n) — 2.3%
U.S. Treasury Bills	0.250%		07/21/16	17,000	16,997,639
U.S. Treasury Bills	0.401%		12/22/16	9,000	8,982,578

					25,980,217

TOTAL INVESTMENTS — 101.3% (amortized cost $1,122,431,880)					$1,122,431,880
Liabilities in excess of other assets — (1.3)%					(14,473,530)

NET ASSETS — 100.0%					$1,107,958,350

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(m)	The aggregate value of Repurchase Agreement is $20,000,000. Repurchase agreement is collateralized by U.S. Treasury Security (coupon rate 3.125%, maturity date 11/15/41) with the aggregate value, including accrued interest, of $20,400,043. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$79,002,989	$—
Commercial Paper	—	368,582,527	—
Other Corporate Obligations	—	27,263,263	—
Repurchase Agreement	—	20,000,000	—
Time Deposit	—	31,380,000	—
U.S. Government Agency Obligations	—	570,222,884	—
U.S. Treasury Obligations	—	25,980,217	—

Total	$—	$1,122,431,880	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	51.5%
Commercial Paper	33.3
Certificates of Deposit	7.1
Time Deposit	2.8
Other Corporate Obligations	2.5
U.S. Treasury Obligations	2.3
Repurchase Agreement	1.8

101.3
Liabilities in excess of other assets	(1.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$1,122,431,880
Cash	360
Receivable for fund share sold	7,223,839
Interest receivable	399,952
Prepaid expenses	16,585

Total Assets	1,130,072,616

LIABILITIES:
Payable for investments purchased	21,977,267
Accrued expenses and other liabilities	54,950
Advisory fees payable	51,780
Distribution fee payable	29,806
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	121

Total Liabilities	22,114,266

NET ASSETS	$1,107,958,350

Net assets were comprised of:
Paid-in capital	$1,107,302,568
Retained earnings	655,782

Net assets, June 30, 2016	$1,107,958,350

Net asset value and redemption price per share, $1,107,958,350 / 1,107,325,020 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$2,547,343

EXPENSES
Advisory fees	1,729,413
Distribution fee	1,365,568
Custodian and accounting fees	82,000
Audit fee	12,000
Trustees’ fees	10,000
Insurance expenses	7,000
Shareholders’ reports	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	7,041

Total expenses	3,230,022
Less: advisory fee waivers and/or expense reimbursement	(682,679)

Net expenses	2,547,343

NET INVESTMENT INCOME (LOSS)	—

NET REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	17,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,240

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net realized gain (loss) on investment transactions	$17,240	$13,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,240	13,404

FUND SHARE TRANSACTIONS:
Fund share sold [337,479,433 and 693,471,577 shares, respectively]	337,479,433	693,471,577
Fund share repurchased [304,779,611 and 724,628,264 shares, respectively]	(304,779,611)	(724,628,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	32,699,822	(31,156,687)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,717,062	(31,143,283)
NET ASSETS:
Beginning of period	1,075,241,288	1,106,384,571

End of period	$1,107,958,350	$1,075,241,288

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GLOSSARY

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GMTN	Global Medium Term Note
MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Money Market Portfolio (the “Portfolio” or “Money Market”). The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

Pursuant to the investment policy changes approved by the Board on November 17, 2015 to become effective in or around October 2016, the Portfolio will change its name to AST Government Money Market Portfolio and will be managed as a government money market fund, which means that it will invest at least 99.5% or more of its assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or other government securities. As a government money market fund, the Portfolio will continue to seek to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

The Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

B1

reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result

B2

of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from the Portfolio are made in cash and are automatically reinvested in additional shares. The Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2016, the Investment Manager has engaged Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc., as the Subadviser for Money Market Portfolio.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

Advisory Fee effective July 1, 2015	Effective Advisory Fee
Money Market	0.3325% first $300 million;
0.3225% on next $200 million;
0.3125% on next $250 million;
0.3025% on  next $2.5 billion;
0.2925% on next $2.75 billion;
0.2625% on next $4 billion;
0.2425% in excess of $10 billion	0.20%*

*	The Investment Manager has voluntarily agreed to limit the advisory fees of the Money Market Portfolio such that the 1-day yield of the Portfolio (without gain(loss)) does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the six months ended June 30, 2016, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $682,679, 0.12% of the Money Market Portfolio’s average daily net assets.

AST Investment Services, Inc., PI and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust

B3

has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio. Prior to July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

5.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

7.	Ownership

As of June 30, 2016, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

8.	New Accounting Pronouncements

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B4

Financial Highlights

(unaudited)

	AST Money Market Portfolio
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (loss)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Less Distributions:	—		—	—	—	— (b)	— (b)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	.00%		.00%	.00%	.00%	.01%	.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,108.0		$1,075.2	$1,106.4	$1,228.3	$2,268.7	$2,717.2
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	.47	%(d)	.19%	.16%	.17%	.21%	.18%
Expenses Before Waivers and/or Expense Reimbursement	.59	%(d)	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	.00	%(d)	.00%	.00%	.00%	.01%	.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Less than $0.005 per share.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), and the AST Money Market Portfolio’s (the Portfolio) subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the Prudential Fixed Income (PFI) unit of PGIM, Inc., which serves as subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliate in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedule for the Portfolio contains breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates reflected some of these rate reductions. The Board took note that the fee structure for the Portfolio currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that in June 2015 shareholders of the Portfolio had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolio, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for the Portfolio. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2015. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. The comparisons used by the Board placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that PI had voluntarily waived a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board further noted that PI agreed to continue PI’s voluntary yield waiver support.

•	The Board further noted that that PI had contractually agreed to waive a portion of the management fee for the Portfolio through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248415-00005-00 AST-SAR-F

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AB Global Bond Portfolio

AST BlackRock Multi-Asset Income Portfolio

AST Columbia Adaptive Risk Allocation Portfolio

AST Emerging Managers Diversified Portfolio

AST FQ Absolute Return Currency Portfolio

AST Franklin Templeton K2 Global Absolute Return Portfolio

AST Goldman Sachs Global Growth Allocation Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Strategic Income Portfolio

AST Jennison Global Infrastructure Portfolio

AST Managed Alternatives Portfolio

AST Managed Equity Portfolio

AST Managed Fixed Income Portfolio

AST Morgan Stanley Multi-Asset Portfolio

AST Neuberger Berman Long/Short Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Wellington Management Global Bond Portfolio

AST Wellington Management Real Total Return Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AB Global Bond Portfolio	A1
	AST BlackRock Multi-Asset Income Portfolio	A20
	AST Columbia Adaptive Risk Allocation Portfolio	A24
	AST Emerging Managers Diversified Portfolio	A30
	AST FQ Absolute Return Currency Portfolio	A37
	AST Franklin Templeton K2 Global Absolute Return Portfolio	A43
	AST Goldman Sachs Global Growth Allocation Portfolio	A50
	AST Goldman Sachs Global Income Portfolio	A57
	AST Goldman Sachs Strategic Income Portfolio	A80
	AST Jennison Global Infrastructure Portfolio	A103
	AST Managed Alternatives Portfolio	A106
	AST Managed Equity Portfolio	A108
	AST Managed Fixed Income Portfolio	A111
	AST Morgan Stanley Multi-Asset Portfolio	A113
	AST Neuberger Berman Long/Short Portfolio	A124
	AST Prudential Flexible Multi-Strategy Portfolio	A134
	AST QMA International Core Equity Portfolio	A138
	AST T. Rowe Price Diversified Real Growth Portfolio	A146
	AST Wellington Management Global Bond Portfolio	A169
	AST Wellington Management Real Total Return Portfolio	A187
	Glossary	A203

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 29, 2016

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2016

AST AB Global Bond
Allocation	(% of Net Assets	)
Foreign Government Bonds	44.2%
U.S. Treasury Obligations	23.5%
Corporate Bonds	21.8%
Residential Mortgage-Backed Securities	4.1%
Commercial Mortgage-Backed Securities	3.3%

AST BlackRock Multi-Asset Income
Five Largest Holdings	(% of Net Assets	)
iShares iBoxx $ High Yield Corporate Bond ETF	21.3%
iShares 1-3 Year Credit Bond ETF	15.9%
iShares US Preferred Stock ETF	7.9%
iShares 10+ Year Credit Bond ETF	6.9%
iShares Core High Dividend ETF	6.6%

AST Columbia Adaptive Risk Allocation
Five Largest Holdings	(% of Net Assets	)
iShares iBoxx $ High Yield Corporate Bond ETF	11.6%
Columbia Commodity Strategy Fund (Class Z Stock)	7.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.3%
iShares U.S. Real Estate ETF	7.1%
iShares JP Morgan USD Emerging Markets Bond ETF	5.9%

AST Emerging Managers Diversified
Five Largest Holdings	(% of Net Assets	)
Vanguard FTSE Developed Markets ETF	7.9%
iShares MSCI EAFE ETF	6.9%
IndexIQ ETF Trust—IQ Hedge Multi-Strategy Tracker ETF	4.1%
Touchstone Merger Arbitrage Fund	4.1%
Aston/River Road Long-Short Fund	4.0%

AST FQ Absolute Return Currency
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	45.8%
Unaffiliated Fund	21.3%
Foreign Treasury Obligations	13.1%

AST Franklin Templeton K2 Global Absolute Return
Five Largest Holdings	(% of Net Assets	)
Franklin Strategic Series—Franklin Strategic Income Fund (Class R6)	21.8%
Samsung Electronics Co. Ltd. (South Korea)	1.9%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1.2%
Citigroup, Inc.	1.1%
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1.0%

AST Goldman Sachs Global Growth Allocation
Five Largest Holdings	(% of Net Assets	)
iShares Core MSCI EAFE ETF	15.3%
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	8.1%
Goldman Sachs International Small Cap Insights Fund	7.2%
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	5.9%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	5.1%

AST Goldman Sachs Global Income
Allocation	(% of Net Assets	)
Foreign Government Bonds	44.6%
Corporate Bonds	19.4%
Asset-Backed Securities	13.1%
U.S. Government Agency Obligations	10.9%
U.S. Treasury Obligations	6.1%

AST Goldman Sachs Strategic Income
Allocation	(% of Net Assets	)
Asset-Backed Securities	19.0%
U.S. Treasury Obligations	10.7%
Residential Mortgage-Backed Securities	9.3%
U.S. Government Agency Obligations	8.4%
Foreign Government Bonds	8.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2016

AST Jennison Global Infrastructure
Five Largest Holdings	(% of Net Assets	)
NextEra Energy, Inc.	4.5%
PG&E Corp.	4.2%
Edison International	3.5%
Sempra Energy	3.5%
CyrusOne, Inc., REIT	3.2%

AST Managed Alternatives
Five Largest Holdings	(% of Net Assets	)
AST Morgan Stanley Multi-Asset Portfolio	27.6%
AST Neuberger Berman Long/Short Portfolio	25.0%
AST Goldman Sachs Strategic Income Portfolio	19.9%
AST FQ Absolute Return Currency Portfolio	14.9%
AST Wellington Management Real Total Return Portfolio	10.2%

AST Managed Equity
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	16.0%
AST International Growth Portfolio	16.0%
AST QMA US Equity Alpha Portfolio	8.5%
AST AQR Emerging Markets Equity Portfolio	7.8%
AST Hotchkis & Wiley Large-Cap Value Portfolio	7.4%

AST Managed Fixed-Income
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	52.2%
AST Lord Abbett Core Fixed Income Portfolio	22.7%
AST BlackRock Low Duration Bond Portfolio	7.1%
AST Wellington Management Global Bond Portfolio	6.2%
AST High Yield Portfolio	4.9%

AST Morgan Stanley Multi-Asset
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Inflation Indexed Bonds, TIPS 0.625%, 01/15/26	13.6%
Johnson & Johnson	1.3%
Argentine Republic Government International Bond (Argentina) 7.500%, 04/22/26	1.2%
Pfizer, Inc.	0.9%
Simon Property Group, Inc.	0.9%

AST Neuberger Berman Long/Short
Five Largest Holdings	(% of Net Assets	)
DaVita HealthCare Partners, Inc.	3.0%
Whole Foods Market, Inc.	2.6%
Home Depot, Inc. (The)	2.2%
PVH Corp.	2.2%
Markit Ltd.	2.2%

AST Prudential Flexible Multi-Strategy
Five Largest Holdings	(% of Net Assets	)
AST QMA US Equity Alpha Portfolio	36.7%
AST Prudential Core Bond Portfolio	27.4%
AST QMA Emerging Markets Equity Portfolio	4.8%
AST Global Real Estate Portfolio	4.1%
AST High Yield Portfolio	2.2%

AST QMA International Core Equity
Five Largest Holdings	(% of Net Assets	)
Nestle SA (Switzerland)	1.9%
Roche Holding AG (Switzerland)	1.7%
Novartis SA (Switzerland)	1.5%
iShares MSCI EAFE ETF	1.5%
British American Tobacco PLC	1.5%

AST T. Rowe Price Diversified Real Growth
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Institutional Floating Rate Fund	3.1%
T. Rowe Price Emerging Markets Bond Fund	3.0%
T. Rowe Price Institutional High Yield Fund	2.5%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 04/15/20	1.4%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 04/15/18	1.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2016

AST Wellington Management Global Bond
Allocation	(% of Net Assets	)
Foreign Government Bonds	43.4%
Corporate Bonds	28.5%
U.S. Treasury Obligations	16.2%
U.S. Government Agency Obligations	11.1%
Asset-Backed Securities	0.2%

AST Wellington Management Real Total Return
Five Largest Holdings	(% of Net Assets	)
PowerShares DB Agriculture Fund	3.0%
PowerShares DB Metals Fund	2.6%
France Government Bond (France) 1.000%, 07/25/17	2.4%
PowerShares DB Precious Metals Fund	2.3%
Italy Buoni Poliennali del Tesoro (Italy) 2.600%, 09/15/23	1.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST AB Global Bond Portfolio	Actual	$1,000.00	$1,059.50	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
AST BlackRock Multi-Asset Income Portfolio	Actual	$1,000.00	$1,050.00	1.13%	$5.76
	Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67
AST Columbia Adaptive Risk Allocation Portfolio	Actual	$1,000.00	$1,084.00	1.45%	$7.51
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27
AST Emerging Managers Diversified Portfolio	Actual	$1,000.00	$1,009.20	1.37%	$6.84
	Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87
AST FQ Absolute Return Currency Portfolio	Actual	$1,000.00	$1,089.20	1.24%	$6.44
	Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22
AST Franklin Templeton K2 Global Absolute Return Portfolio	Actual	$1,000.00	$980.80	1.17%	$5.76
	Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87
AST Goldman Sachs Global Growth Allocation Portfolio	Actual	$1,000.00	$1,004.90	1.25%	$6.23
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27
AST Goldman Sachs Global Income Portfolio	Actual	$1,000.00	$1,042.40	0.93%	$4.72
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67
AST Goldman Sachs Strategic Income Portfolio	Actual	$1,000.00	$982.20	1.06%	$5.22
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST Jennison Global Infrastructure Portfolio	Actual	$1,000.00	$1,124.90	1.26%	$6.66
	Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32
AST Managed Alternatives Portfolio	Actual	$1,000.00	$983.50	1.47%	$7.25
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
AST Managed Equity Portfolio	Actual	$1,000.00	$993.10	1.25%	$6.19
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2016

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Managed Fixed Income Portfolio	Actual	$1,000.00	$1,052.50	1.25%	$6.38
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27
AST Morgan Stanley Multi-Asset Portfolio	Actual	$1,000.00	$942.90	1.45%	$7.00
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27
AST Neuberger Berman Long/Short Portfolio	Actual	$1,000.00	$1,016.70	1.76%	$8.82
	Hypothetical	$1,000.00	$1,016.11	1.76%	$8.82
AST Prudential Flexible Multi-Strategy Portfolio	Actual	$1,000.00	$1,031.20	1.49%	$7.52
	Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47
AST QMA International Core Equity Portfolio	Actual	$1,000.00	$962.70	1.01%	$4.93
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST T. Rowe Price Diversified Real Growth Portfolio	Actual	$1,000.00	$1,028.90	1.06%	$5.35
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST Wellington Management Global Bond Portfolio	Actual	$1,000.00	$1,055.30	0.91%	$4.65
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57
AST Wellington Management Real Total Return Portfolio	Actual	$1,000.00	$951.20	1.59%	$7.71
	Hypothetical	$1,000.00	$1,016.96	1.59%	$7.97

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 98.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(c)	02/10/36	2,713	$2,514,918
Alternative Loan Trust,
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,344	1,223,335
Series 2006-11CB, Class 1A1
6.000%	05/25/36	1,484	1,149,408
Series 2006-25CB, Class A2
6.000%	10/25/36	1,358	1,130,388
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class A4
5.451%	01/15/49	253	256,568
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 144A
4.792%(c)	07/15/27	1,185	1,097,975
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	330	333,036
Series 2013-CR6, Class D, 144A
4.171%(c)	03/10/46	1,910	1,713,486
Series 2013-CR10, Class D, 144A
4.789%(c)	08/10/46	2,020	1,756,411
Series 2013-LC6, Class D, 144A
4.284%(c)	01/10/46	3,975	3,591,309
Series 2014-LC15, Class A2
2.840%	04/10/47	290	299,951
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class AM
5.509%	09/15/39	1,009	1,008,912
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.506%(c)	08/15/48	2,032	1,440,965
GS Mortgage Securities Trust,
Series 2007-GG10, Class A4
5.795%(c)	08/10/45	1,540	1,577,374
Series 2012-GC6, Class D, 144A
5.647%(c)	01/10/45	524	504,159
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	780	777,766
Series 2014-GC22, Class D, 144A
4.646%(c)	06/10/47	600	452,395
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.819%(c)	11/15/48	1,790	1,669,937
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	1,195	1,191,353
Series 2007-CB18, Class A4
5.440%	06/12/47	863	875,859
Series 2007-LDPX, Class A3
5.420%	01/15/49	460	466,572
Series 2012-CBX, Class E, 144A
5.393%(c)	06/15/45	1,144	1,133,529
Series 2014-C20, Class D, 144A
4.724%(c)	07/15/47	100	75,991
Series 2015-SGP, Class A, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.142%(c)	07/15/36		2,750	$2,748,278
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class AJ
5.991%(c)	06/15/38		128	127,691
Series 2006-C6, Class AJ
5.452%(c)	09/15/39		2,965	2,952,658
Series 2007-C1, Class A4
5.424%	02/15/40		1,436	1,454,324
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A
5.166%	12/12/49		280	281,883
Series 2007-9, Class A4
5.700%	09/12/49		299	310,931
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class AFSD, 144A
4.099%(c)	08/15/26		1,700	1,682,532
Series 2015-XLF2, Class SNMD, 144A
2.177%(c)	11/15/26		1,450	1,309,505
Resource Capital Corp. (Cayman Islands),
Series 2014-CRE2, Class A, 144A
1.496%(c)	04/15/32		57	55,675
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A
1.662%(c)	11/15/27		3,780	3,737,019
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(c)	11/15/47		2,155	1,496,800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,888,643)				42,398,893

CORPORATE BONDS — 21.8%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	1,190	1,598,545
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	2,219	2,557,649
3.000%	05/03/22	EUR	685	887,740
National Capital Trust I,
Ltd. Gtd. Notes, RegS
5.620%(c)	09/29/49	GBP	274	369,141
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR	2,120	2,521,824

				7,934,899

Brazil — 0.3%
Braskem Finance Ltd.,
Gtd. Notes
6.450%	02/03/24		665	671,717
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42		2,565	1,102,950
Petrobras Global Finance BV,
Gtd. Notes
8.750%	05/23/26		1,290	1,296,450

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Brazil (continued)
Vale Overseas Ltd.,
Gtd. Notes
5.875%	06/10/21		1,162	$1,163,453

				4,234,570

Canada — 0.5%
Bell Canada,
Gtd. Notes
3.350%	06/18/19	CAD	1,410	1,138,892
Canadian National Railway Co.,
Sr. Unsec’d. Notes
5.550%	03/01/19		740	821,954
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		118	107,717
5.700%	10/15/19		527	557,414
Husky Energy, Inc.,
Sr. Unsec’d. Notes
7.250%	12/15/19		461	518,635
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD	1,840	1,505,440
Royal Bank of Canada,
Covered Bonds, RegS
1.625%	08/04/20	EUR	1,235	1,467,944
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24		995	978,881

				7,096,877

China
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		200	207,465

Denmark — 0.2%
Danske Bank A/S,
Jr. Sub. Notes, EMTN
5.684%(c)	12/29/49	GBP	1,430	1,903,697

France — 1.1%
BNP Paribas SA,
Gtd. Notes
5.000%	01/15/21		1,045	1,173,677
Jr. Sub. Notes
5.019%(c)	04/29/49	EUR	450	510,449
Sub. Notes, 144A
4.375%	05/12/26		1,885	1,904,491
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,980	2,060,398
BPCE SFH SA,
Covered Bonds, EMTN
1.000%	02/24/25	EUR	900	1,061,598
Credit Agricole Home Loan SFH SA,
Covered Bonds
3.500%	06/14/18	EUR	400	476,679
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		1,392	1,382,484

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
France (continued)
Europcar Groupe SA,
Sec’d. Notes, RegS
5.750%	06/15/22	EUR 960	$1,103,185
Loxam SAS,
Sr. Sub. Notes, RegS
7.000%	07/23/22	EUR 361	426,662
SFR Group SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,860	1,839,075
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(c)	12/29/49	922	879,957
Veolia Environnement SA,
Sr. Unsec’d. Notes, EMTN
6.125%	11/25/33	EUR 602	1,146,209

			13,964,864

Germany — 0.7%
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
4.250%	07/13/22	EUR 1,735	2,374,718
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes, EMTN
3.375%	06/17/21	EUR 3,900	5,114,388
ZF North America Capital, Inc.,
Gtd. Notes
2.750%	04/27/23	EUR 1,400	1,594,673

			9,083,779

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc,
Sr. Sec’d. Notes, 144A
4.625%	05/15/23	1,364	1,343,540

Italy — 0.2%
Intesa Sanpaolo SpA,
Sub. Notes, 144A
5.017%	06/26/24	1,980	1,812,684
UniCredit Luxembourg Finance SA,
Gtd. Notes, 144A
6.000%	10/31/17	250	260,752
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
4.750%	07/15/20	1,130	1,107,400

			3,180,836

Japan
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/26	402	438,576

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23	2,265	2,132,724

Netherlands — 0.9%
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	85	112,952

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Netherlands (continued)
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25		2,468	$2,577,895
Gtd. Notes
3.950%	11/09/22		2,775	2,869,852
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.000%	11/26/18		3,990	4,032,466
3.750%	03/07/17		2,270	2,309,203

				11,902,368

New Zealand — 0.1%
Reynolds Group Issuer Inc/Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
5.750%	10/15/20		1,050	1,084,125

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, RegS
4.375%	02/24/21	EUR	987	1,302,198

Spain — 1.0%
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	2,600	2,975,599
Banco Popular Espanol SA,
Covered Bonds
1.000%	04/07/25	EUR	2,700	3,053,855
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	2,800	3,162,912
Cirsa Funding Luxembourg SA,
Gtd. Notes, RegS
5.875%	05/15/23	EUR	630	702,991
Santander Issuances SAU,
Gtd. Notes
5.179%	11/19/25		2,800	2,797,292

				12,692,649

Sweden — 0.4%
Nordea Bank AB,
Sub. Notes, 144A
4.875%	05/13/21		1,980	2,177,416
Sub. Notes, EMTN
4.000%	03/29/21	EUR	1,190	1,499,264
Skandinaviska Enskilda Banken AB,
Sub. Notes, EMTN
4.000%(c)	09/12/22	EUR	1,235	1,421,796

				5,098,476

Switzerland — 0.8%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25		1,287	1,259,656
Gtd. Notes, 144A
4.550%	04/17/26		1,803	1,870,394
Dufry Finance SCA,
Gtd. Notes, 144A
4.500%	08/01/23	EUR	985	1,139,566

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Switzerland (continued)
Glencore Funding LLC,
Gtd. Notes, 144A
2.125%	04/16/18		398	$388,050
4.000%	04/16/25		1,625	1,438,125
4.125%	05/30/23		400	368,000
UBS AG,
Sr. Unsec’d. Notes, EMTN
6.375%	07/20/16	GBP	456	608,436
Sub. Notes
7.625%	08/17/22		1,975	2,236,687
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,542	1,598,357

				10,907,271

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A
3.625%	06/22/21		942	986,933

United Kingdom — 1.5%
Barclays Bank PLC,
Sub. Notes, RegS
6.625%	03/30/22	EUR	690	901,009
Boparan Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	07/15/21	GBP	985	1,144,099
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.375%	12/15/30		340	523,832
Lloyds Banking Group PLC,
Gtd. Notes
3.100%	07/06/21		400	403,644
Sub. Notes, 144A
4.582%	12/10/25		1,282	1,288,741
Nationwide Building Society,
Sub. Notes, EMTN
4.125%(c)	03/20/23	EUR	1,235	1,408,587
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		1,012	704,605
Rio Tinto Finance USA Ltd.,
Gtd. Notes
3.750%	06/15/25		497	519,922
Royal Bank of Scotland Group PLC (The),
Jr. Sub. Notes
7.640%(c)	03/29/49		1,200	1,140,000
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		323	335,080
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR	2,093	2,479,632
4.250%	04/12/21	EUR	1,950	2,589,832
Sky Group Finance PLC,
Gtd. Notes, RegS
5.750%	10/20/17	GBP	1,325	1,864,204
Standard Chartered PLC,
Jr. Sub. Notes, 144A
6.409%(c)	01/29/49		2,500	2,250,000

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Synlab Bondco PLC,
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	985	$1,153,229
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28	GBP	445	860,282

				19,566,698

United States — 13.0%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		602	626,991
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		161	164,594
3.600%	05/14/25		1,599	1,675,480
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,462	1,507,803
Aetna, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/21		2,344	2,391,541
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		2,438	2,534,413
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		445	494,809
5.900%	11/01/21		895	1,041,401
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		79	83,151
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,105	1,210,297
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	985	1,204,660
3.000%	02/15/22		690	703,670
3.400%	05/15/25		1,580	1,616,193
3.600%	02/17/23		2,989	3,118,062
5.800%	02/15/19		895	991,978
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	04/01/44		1,725	1,965,803
Sub. Notes, MTN
4.000%	01/22/25		1,007	1,026,446
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45		985	1,068,357
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		690	693,732
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		693	712,773
3.734%	12/15/24		593	638,745

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	100	$109,451
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		1,007	1,007,000
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		1,080	1,125,530
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		390	392,192
CBS Corp.,
Gtd. Notes
3.500%	01/15/25		1,725	1,773,623
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20		985	1,029,762
4.908%	07/23/25		3,090	3,378,303
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24		870	893,386
Chesapeake Energy Corp.,
Gtd. Notes
3.930%(c)	04/15/19		1,415	1,064,787
7.250%	12/15/18		578	502,860
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		985	1,126,090
Communications Sales & Leasing, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		296	301,180
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		2,620	2,882,424
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		489	477,997
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		270	260,207
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		390	430,217
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		1,073	1,120,664
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		1,935	1,991,639
5.450%	06/15/23		1,935	2,007,704
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		498	354,820
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		540	487,159

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
eBay, Inc.,
Sr. Unsec’d. Notes
3.800%	03/09/22		737	$783,121
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20		2,750	2,822,322
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21		790	815,662
4.900%	02/01/24		490	500,963
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		2,565	2,363,935
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		1,789	1,919,749
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		1,050	1,131,191
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,075	2,218,324
FedEx Corp.,
Gtd. Notes
1.000%	01/11/23	EUR	3,820	4,293,131
Fidelity National Information Services, Inc.,
Gtd. Notes
3.500%	04/15/23		335	347,824
5.000%	10/15/25		3	3,406
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21		3,050	3,498,075
Frontier Communications Corp.,
Sr. Unsec’d. Notes
11.000%	09/15/25		567	586,845
General Dynamics Corp.,
Gtd. Notes
3.875%	07/15/21		540	594,508
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		791	839,251
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19		2,205	2,252,538
3.250%	05/15/18		153	156,171
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26		1,190	1,294,932
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25		2,025	2,114,851
5.750%	01/24/22		1,875	2,176,800
6.000%	06/15/20		1,280	1,460,525
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19		400	457,444
Sub. Notes
5.150%	05/22/45		490	511,198

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45		1,430	$1,572,833
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		1,625	1,848,104
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		45	50,025
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		483	496,353
HERC Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24		900	877,500
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		940	959,651
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.900%	10/15/25		2,205	2,303,832
Sr. Unsec’d. Notes, RegS
4.900%	10/15/25		560	584,169
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23		277	283,233
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21		1,385	1,497,695
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		940	1,053,274
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		835	924,631
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		416	419,120
Sr. Sec’d. Notes, RegS
4.750%	02/15/23	EUR	1,040	1,194,540
Kinder Morgan, Inc.,
Gtd. Notes
2.250%	03/16/27	EUR	385	392,589
Gtd. Notes, 144A
5.000%	02/15/21		1,954	2,059,418
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		1,655	1,805,396
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45		1,565	1,457,569
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20		1,480	1,536,893
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	143,779
3.600%	02/01/25		835	866,689

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Lam Research Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/21		1,299	$1,329,843
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		722	724,707
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23		1,471	1,529,840
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		400	473,168
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	426	484,574
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37		653	660,131
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		540	808,077
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		876	886,950
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,434	1,423,245
Sr. Unsec’d. Notes
4.750%	02/08/21		985	1,099,921
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23		1,197	1,271,813
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	164,894
Morgan Stanley,
Sr. Unsec’d. Notes
3.875%	04/29/24		2,415	2,585,057
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		2,006	2,225,673
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		880	976,029
Mylan NV,
Gtd. Notes, 144A
3.150%	06/15/21		2,424	2,458,780
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18		361	371,357
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		740	1,125,052
Neptune Finco Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/25		995	1,044,750
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/21		2,198	2,289,837
3.850%	04/01/23		887	940,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	115	$131,711
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	2,518	2,567,839
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.125%	05/10/23	1,696	1,702,316
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	1,725	1,619,941
Republic Services, Inc.,
Gtd. Notes
3.800%	05/15/18	1,315	1,375,894
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,953	2,187,239
5.850%	08/15/45	790	1,009,407
S&P Global, Inc.,
Gtd. Notes
4.400%	02/15/26	1,896	2,127,977
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	964	1,009,790
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18	2,840	2,895,408
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23	821	693,942
4.750%	01/01/25	635	502,444
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	966	973,623
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	592,112
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	1,090	1,158,012
3.600%	07/15/25	2,520	2,666,525
7.625%	04/15/31	295	404,632
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	619	653,045
Total System Services Inc,
Sr. Unsec’d. Notes
3.750%	06/01/23	2,092	2,124,690
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,190	1,272,293
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	505	448,793
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	390	400,664

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18		445	$479,858
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
4.500%	05/15/23	EUR	1,070	896,515
VEREIT Operating Partnership LP,
Gtd. Notes
4.125%	06/01/21		1,285	1,340,409
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		195	199,565
4.862%	08/21/46		1,994	2,179,615
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		820	832,873
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.300%	11/18/21		2,075	2,175,928
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		130	111,475
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		940	854,410
4.125%	11/15/20		275	272,387
4.500%	11/15/23		290	278,131
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		123	130,478
Zayo Group LLC / Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25		1,599	1,630,980

				168,433,385

TOTAL CORPORATE BONDS (cost $276,914,594)				283,495,930

FOREIGN GOVERNMENT BONDS — 44.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19		2,646	2,758,455
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.750%	04/21/37	AUD	3,960	3,508,601
4.250%	04/21/26	AUD	26,575	23,798,404
Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	10,365	12,222,568
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/25	BRL	65,135	18,139,580
10.000%	01/01/27	BRL	60,190	16,487,899
Sr. Notes
10.000%	01/01/17	BRL	9,885	3,020,989
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		788	830,158

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Bundesrepublik Deutschland (Germany),
Bonds
0.500%	02/15/25	EUR	14,221	$16,833,496
2.500%	01/04/21	EUR	630	798,649
2.500%	07/04/44	EUR	8,365	14,625,540
5.500%	01/04/31	EUR	2,730	5,439,995
6.250%	01/04/30	EUR	4,155	8,584,006
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
3.625%	02/26/18	EUR	360	424,947
Canada Housing Trust No 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.750%	06/15/18	CAD	4,290	3,388,169
2.250%	12/15/25	CAD	5,875	4,820,324
2.550%	03/15/25	CAD	12,010	10,111,380
3.350%	12/15/20	CAD	33,255	28,227,175
3.800%	06/15/21	CAD	44,775	39,283,265
4.100%	12/15/18	CAD	2,795	2,338,156
Colombian TES (Colombia),
Bonds
7.000%	05/04/22	COP	13,683,100	4,674,400
7.750%	09/18/30	COP	4,427,800	1,526,494
France Government Bond OAT (France),
Bonds
0.500%	05/25/25	EUR	4,275	4,922,916
2.500%	05/25/30	EUR	1,770	2,513,459
3.000%	04/25/22	EUR	1,475	1,952,392
3.250%	10/25/21	EUR	7,565	10,007,980
3.250%	05/25/45	EUR	725	1,276,164
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23		1,845	1,602,678
8.500%	10/04/17		236	238,962
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes
4.750%	04/17/19	EUR	437	437,010
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25		6,215	6,472,680
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.350%	04/15/22	EUR	19,100	22,159,095
3.250%	09/01/46	EUR	3,120	4,160,240
4.500%	05/01/23	EUR	875	1,212,732
4.500%	02/01/20	EUR	1,580	2,029,768
5.500%	11/01/22	EUR	3,675	5,297,061
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	15,270	19,705,638
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	09/20/18	JPY	1,368,450	13,397,598
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	3,645,500	36,501,952
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/34	JPY	1,865,450	22,587,905
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	12/20/45	JPY	939,150	12,374,880

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
1.700%	09/20/44	JPY	315,900	$4,379,130
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	03/20/54	JPY	68,700	1,036,205
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	162,990	8,841,741
8.000%	06/11/20	MXN	315,380	18,895,527
10.000%	12/05/24	MXN	59,377	4,164,385
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	37,575	2,390,604
Netherlands Government Bond (Netherlands),
Bonds, 144A
1.750%	07/15/23	EUR	340	431,643
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
5.500%	04/15/23	NZD	2,710	2,351,407
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	5,570	1,658,674
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/15/25	EUR	7,982	8,838,623
4.800%	06/15/20	EUR	6,870	8,547,055
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	268	215,547
Unsec’d. Notes
2.600%	06/02/25	CAD	622	511,831
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	980	813,545
Provincia De Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,041	1,054,013
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		615	616,537
South Africa Government Bond (South Africa),
Bonds
8.250%	09/15/17	ZAR	75,275	5,151,390
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
4.700%	07/30/41	EUR	5,080	8,389,368
Sr. Unsec’d. Notes, 144A
4.200%	01/31/37	EUR	1,000	1,519,854
4.400%	10/31/23	EUR	1,725	2,412,274
4.850%	10/31/20	EUR	3,055	4,083,319
Sweden Government Bond (Sweden),
Unsec’d. Notes
3.500%	06/01/22	SEK	48,235	6,989,962
Turkey Government Bond (Turkey),
Bonds
9.400%	07/08/20	TRY	8,805	3,120,701
United Kingdom Gilt (United Kingdom),
Bonds
2.500%	07/22/65	GBP	2,615	4,684,003
1.750%	07/22/19	GBP	9,655	13,455,073
1.750%	09/07/22	GBP	2,330	3,328,944
2.000%	09/07/25	GBP	9,490	13,838,873

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
2.250%	09/07/23		GBP	8,925	$13,173,051
4.250%	12/07/40		GBP	1,430	2,876,657
4.250%	06/07/32		GBP	1,135	2,113,387
4.500%	12/07/42		GBP	2,840	6,039,551
4.750%	12/07/30		GBP	5,830	11,242,058
Unsec’d. Notes
5.000%	03/07/25		GBP	8,155	14,702,385
3.250%	01/22/44		GBP	1,475	2,619,508

TOTAL FOREIGN GOVERNMENT BONDS (cost $543,848,466)					575,180,585

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Bellemeade Re II Ltd.,
Series 2016-1A, Class M2A, 144A
4.953%(c)	04/25/26			3,415	3,416,180
Series 2016-1A, Class M2B, 144A
6.953%(c)	04/25/26			6,032	6,036,849
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1
1.403%(c)	05/25/24	(x)		724	719,189
Series 2014-C04, Class 2M1
2.553%(c)	11/25/24	(x)		690	692,824
Series 2015-C01, Class 1M1
1.953%(c)	02/25/25	(x)		58	58,444
Series 2015-C02, Class 2M1
1.653%(c)	05/25/25	(x)		159	158,335
Series 2015-C03, Class 1M1
1.953%(c)	07/25/25	(x)		995	997,569
Series 2015-C03, Class 1M2
5.453%(c)	07/25/25	(x)		1,607	1,616,544
Series 2015-C03, Class 2M1
1.953%(c)	07/25/25	(x)		320	321,646
Series 2015-C03, Class 2M2
5.453%(c)	07/25/25	(x)		1,000	1,010,184
Series 2015-C04, Class 2M1
2.153%(c)	04/25/28	(x)		5,191	5,183,128
Series 2015-C04, Class 2M2
6.003%(c)	04/25/28	(x)		2,400	2,450,261
Series 2016-C01, Class 1M2
7.203%(c)	08/25/28	(x)		2,892	3,176,581
Series 2016-C01, Class 2M2
7.403%(c)	08/25/28	(x)		818	879,744
Series 2016-C02, Class 1M2
6.453%(c)	09/25/28	(x)		2,647	2,797,148
Series 2016-C03, Class 1M2
5.753%(c)	10/25/28	(x)		432	441,362
Series 2016-C03, Class 2M2
6.353%(c)	10/25/28	(x)		2,731	2,847,986
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1
1.903%(c)	09/25/24	(x)		822	827,085
Series 2014-HQ3, Class M1
2.103%(c)	10/25/24	(x)		14	13,794
Series 2015-DN1, Class M3
4.603%(c)	01/25/25	(x)		2,965	3,080,693
Series 2015-DNA2, Class M2
3.053%(c)	12/25/27	(x)		1,694	1,726,385
Series 2015-DNA3, Class M3
5.153%(c)	04/25/28	(x)		684	678,474

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-HQ1, Class M2
2.653%(c)	03/25/25	(x)	2,420	$2,429,942
Series 2015-HQA1, Class M2
3.103%(c)	03/25/28	(x)	2,550	2,609,168
Series 2015-HQA2, Class M2
3.253%(c)	05/25/28	(x)	2,771	2,837,373
Series 2015-HQA2, Class M3
5.253%(c)	05/25/28	(x)	498	491,997
Series 2016-DNA1, Class M2
3.353%(c)	07/25/28	(x)	1,141	1,176,522
Series 2016-DNA2, Class M3
5.103%(c)	10/25/28	(x)	1,114	1,086,320
Series 2016-DNA3, Class M2
2.446%(c)	12/25/28	(x)	713	717,749
Series 2016-HQA1, Class M3
6.803%(c)	09/25/28	(x)	1,182	1,269,658
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 144A
4.703%(c)	11/25/24		1,220	1,203,448
Series 2015-CH1, Class M1, 144A
2.453%(c)	10/25/25		1,153	1,141,463

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $53,306,607)				54,094,045

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal National Mortgage Assoc.
4.000%	12/01/44		4,797	5,273,947
Government National Mortgage Assoc.(t)
3.500%	TBA		9,518	10,102,093

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,226,320)				15,376,040

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds
3.000%	11/15/45		15,105	17,368,394
3.625%	08/15/43		1,620	2,090,116
5.375%	02/15/31		10,235	15,180,184
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		17,876	18,635,825
U.S. Treasury Notes
1.000%	10/31/16-05/31/18		42,040	42,244,792
1.125%	12/31/19		61,781	62,444,651
1.375%	03/31/20-04/30/20		57,095	58,171,516
1.625%	02/15/26		14,460	14,622,675
2.000%	08/31/21-02/15/23		28,864	30,228,985
2.500%	05/15/24		35,065	38,085,254
2.625%	08/15/20		5,590	5,976,057

TOTAL U.S. TREASURY OBLIGATIONS (cost $295,147,811)				305,048,449

	Shares	Value (Note 2)
PREFERRED STOCK — 0.1%
United States
Citigroup Capital XIII, 7.008% (cost $1,358,674)	53,000	$1,381,710

TOTAL LONG-TERM INVESTMENTS (cost $1,229,691,115)		1,276,975,652

SHORT-TERM INVESTMENTS — 1.5%
AFFILIATED MUTUAL FUND — 1.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $17,964,760)(w) (Note 4)	17,964,760	17,964,760

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
Currency Option CAD vs MXN,
expiring 08/12/16, Strike Price 13.90	JPMorgan Chase	MXN	2,411	88,772
expiring 08/12/16, Strike Price 13.90	JPMorgan Chase	MXN	2,187	80,534
Currency Option GBP vs USD,
expiring 07/08/16, Strike Price 1.46	JPMorgan Chase	GBP	171	34

				169,340

Put Options — 0.1%
Currency Option GBP vs USD,
expiring 07/08/16, Strike Price 1.38	Bank of America	GBP	181	1,021,564
Interest Rate Swap Options, Pay a fixed rate of 1.99% and receive a floating rate based on 3 Month LIBOR,
expiring 08/26/16	Morgan Stanley		64	2,461

				1,024,025

TOTAL OPTIONS PURCHASED (cost $1,523,096)				1,193,365

TOTAL SHORT-TERM INVESTMENTS (cost $19,487,856)				19,158,125

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.7% (cost $1,249,178,971)				1,296,133,777

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* — (0.1)%
Call Options
Currency Option CAD vs MXN,
expiring 08/12/16, Strike Price 13.35	JPMorgan Chase	MXN	2,316	$(9,400)
expiring 08/12/16, Strike Price 13.35	JPMorgan Chase	MXN	2,101	(8,528)
Currency Option GBP vs USD,
expiring 07/08/16, Strike Price 1.46	Bank of America	GBP	171	(28)
Currency Option NZD vs AUD,
expiring 08/11/16, Strike Price 1.02	JPMorgan Chase	NZD	176	(2,961)

				(20,917)

Put Options — (0.1)%
Currency Option CAD vs MXN,
expiring 08/12/16, Strike Price 14.70	JPMorgan Chase	MXN	2,550	(62,566)
expiring 08/12/16, Strike Price 14.70	JPMorgan Chase	MXN	2,313	(56,760)
Currency Option GBP vs USD,
expiring 07/08/16, Strike Price 1.25	Bank of America	GBP	199	(8,102)
expiring 07/08/16, Strike Price 1.38	JPMorgan Chase	GBP	181	(934,657)
Currency Option SEK vs EUR,
expiring 07/28/16, Strike Price 9.56	JPMorgan Chase	SEK	2,251	(63,235)

				(1,125,320)

TOTAL OPTIONS WRITTEN (premiums received $1,468,608)				(1,146,237)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.6% (cost $1,247,710,363)	$1,294,987,540
Other assets in excess of liabilities(z) — 0.4%	5,153,719

NET ASSETS — 100.0%	$1,300,141,259

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 9,518,000 is approximately 0.7% of net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
64	2 Year U.S. Treasury Notes	Sep. 2016	$13,939,000	$14,037,000	$(98,000)
51	10 Year Canadian Government Bonds	Sep. 2016	5,695,878	5,843,910	(148,032)
7	10 Year Japanese Bonds	Sep. 2016	10,297,487	10,365,951	(68,464)
477	10 Year U.S. Treasury Notes	Sep. 2016	62,118,070	63,433,547	(1,315,477)
50	20 Year U.S. Treasury Bonds	Sep. 2016	8,159,000	8,617,188	(458,188)
2	30 Year Euro BUXL	Sep. 2016	401,620	435,379	(33,759)

					$(2,121,920)

Cash of $328,930 has been segregated with Morgan Stanley to cover requirements for open futures contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 01/26/17	BNP Paribas	ARS 1,580	$90,828	$93,709	$2,881
Expiring 01/31/17	BNP Paribas	ARS 1,590	90,828	93,997	3,169
Expiring 02/03/17	BNP Paribas	ARS 1,599	90,828	94,383	3,555
Expiring 02/13/17	BNP Paribas	ARS 1,622	91,923	95,286	3,363
Expiring 02/13/17	BNP Paribas	ARS 1,618	91,923	95,016	3,093

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Argentine Peso (continued)
Expiring 02/13/17	BNP Paribas	ARS	1,603	$90,828	$94,151	$3,323
Expiring 02/13/17	BNP Paribas	ARS	1,599	90,828	93,885	3,057
Expiring 02/16/17	BNP Paribas	ARS	3,254	183,846	190,810	6,964
Expiring 02/16/17	BNP Paribas	ARS	1,632	91,923	95,675	3,752
Expiring 02/17/17	BNP Paribas	ARS	3,273	183,846	191,787	7,941
Expiring 02/21/17	BNP Paribas	ARS	9,928	551,537	580,599	29,062
Expiring 02/23/17	BNP Paribas	ARS	1,673	91,923	97,739	5,816
Expiring 02/24/17	BNP Paribas	ARS	3,207	175,254	187,268	12,014
Expiring 02/27/17	BNP Paribas	ARS	1,777	95,541	103,601	8,060
Expiring 02/28/17	BNP Paribas	ARS	940	50,132	54,771	4,639
Expiring 03/01/17	BNP Paribas	ARS	953	50,132	55,472	5,340
Expiring 03/02/17	BNP Paribas	ARS	1,076	55,180	62,632	7,452
Brazilian Real,
Expiring 07/05/16	Goldman Sachs & Co.	BRL	57,135	17,065,248	17,757,449	692,201
Expiring 07/05/16	Goldman Sachs & Co.	BRL	17,260	5,377,242	5,364,388	(12,854)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	8,583	2,673,855	2,667,463	(6,392)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	8,570	2,669,960	2,663,577	(6,383)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	8,517	2,653,448	2,647,105	(6,343)
Expiring 07/05/16	Standard Chartered PLC	BRL	14,205	4,425,498	4,414,919	(10,579)
British Pound,
Expiring 07/21/16	Goldman Sachs & Co.	GBP	4,339	6,366,128	5,777,430	(588,698)
Expiring 07/21/16	Hong Kong & Shanghai Bank	GBP	18,405	26,796,088	24,505,899	(2,290,189)
Expiring 07/21/16	JPMorgan Chase	GBP	2,997	4,231,923	3,989,887	(242,036)
Expiring 07/21/16	Morgan Stanley	GBP	4,523	6,638,187	6,022,120	(616,067)
Euro,
Expiring 07/20/16	Bank of New York Mellon	EUR	1,403	1,581,642	1,557,704	(23,938)
Expiring 07/20/16	Hong Kong & Shanghai Bank	EUR	2,503	2,855,543	2,780,280	(75,263)
Indian Rupee,
Expiring 07/15/16	Barclays Capital Group	INR	413,232	6,136,137	6,105,899	(30,238)
Expiring 07/15/16	Standard Chartered PLC	INR	211,465	3,136,368	3,124,597	(11,771)
Japanese Yen,
Expiring 08/05/16	BNP Paribas	JPY	1,375,227	12,916,655	13,332,638	415,983
Expiring 08/05/16	Citigroup Global Markets	JPY	482,072	4,627,391	4,673,627	46,236
Expiring 08/05/16	Citigroup Global Markets	JPY	321,382	3,076,487	3,115,751	39,264
Expiring 08/05/16	Goldman Sachs & Co.	JPY	482,072	4,622,643	4,673,626	50,983
Malaysian Ringgit,
Expiring 07/15/16	Australia and New Zealand Banking Group	MYR	39,961	9,776,435	9,901,982	125,547
Expiring 07/15/16	Australia and New Zealand Banking Group	MYR	20,831	5,097,137	5,161,583	64,446
Mexican Peso,
Expiring 08/04/16	Bank of New York Mellon	MXN	2,914	153,399	158,860	5,461
New Taiwanese Dollar,
Expiring 08/05/16	Barclays Capital Group	TWD	280,209	8,704,839	8,693,604	(11,235)
Expiring 08/05/16	BNP Paribas	TWD	280,209	8,668,920	8,693,605	24,685
Expiring 08/05/16	Goldman Sachs & Co.	TWD	276,027	8,545,449	8,563,849	18,400
Russian Ruble,
Expiring 08/18/16	Bank of America	RUB	339,709	5,222,278	5,242,122	19,844
Expiring 08/18/16	Bank of America	RUB	72,113	1,108,578	1,112,791	4,213
Expiring 08/18/16	Goldman Sachs & Co.	RUB	433,431	6,586,851	6,688,367	101,516
South African Rand,
Expiring 07/12/16	Hong Kong & Shanghai Bank	ZAR	106,250	7,009,154	7,196,038	186,884
Turkish Lira,
Expiring 08/10/16	Goldman Sachs & Co.	TRY	35,452	11,632,562	12,202,059	569,497

				$192,523,345	$191,070,000	(1,453,345)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/12/16	Australia and New Zealand Banking Group	AUD	52,376	$39,051,885	$38,998,081	$53,804
Brazilian Real,
Expiring 07/05/16	Goldman Sachs & Co.	BRL	57,135	17,800,003	17,757,452	42,551
Expiring 07/05/16	Goldman Sachs & Co.	BRL	17,260	4,935,622	5,364,387	(428,765)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	8,583	2,442,940	2,667,462	(224,522)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	8,570	2,445,787	2,663,577	(217,790)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	8,517	2,428,167	2,647,105	(218,938)
Expiring 07/05/16	Standard Chartered PLC	BRL	14,205	3,911,166	4,414,919	(503,753)
Expiring 08/02/16	Goldman Sachs & Co.	BRL	57,135	16,933,994	17,598,756	(664,762)
Expiring 08/02/16	Goldman Sachs & Co.	BRL	34,236	10,119,430	10,545,512	(426,082)
Expiring 08/02/16	Goldman Sachs & Co.	BRL	6,755	2,059,547	2,080,796	(21,249)
Expiring 01/04/17	Goldman Sachs & Co.	BRL	9,885	2,149,614	2,908,716	(759,102)
British Pound,
Expiring 07/21/16	Citigroup Global Markets	GBP	102,018	147,450,232	135,837,962	11,612,270
Expiring 07/21/16	Citigroup Global Markets	GBP	2,664	3,511,893	3,546,524	(34,631)
Expiring 07/21/16	Hong Kong & Shanghai Bank	GBP	2,462	3,548,322	3,278,339	269,983
Expiring 07/21/16	Morgan Stanley	GBP	1,726	2,282,641	2,298,316	(15,675)
Canadian Dollar,
Expiring 09/08/16	Barclays Capital Group	CAD	4,452	3,432,696	3,446,445	(13,749)
Expiring 09/08/16	Citigroup Global Markets	CAD	175,627	136,402,545	135,961,051	441,494
Chinese Renminbi,
Expiring 07/20/16	Standard Chartered PLC	CNH	38,604	5,855,472	5,787,323	68,149
Expiring 07/20/16	Standard Chartered PLC	CNH	37,468	5,685,762	5,617,108	68,654
Expiring 07/20/16	Standard Chartered PLC	CNH	37,468	5,679,083	5,617,108	61,975
Expiring 07/20/16	Standard Chartered PLC	CNH	19,014	2,884,038	2,850,472	33,566
Expiring 07/20/16	Standard Chartered PLC	CNH	18,455	2,800,450	2,766,635	33,815
Expiring 07/20/16	Standard Chartered PLC	CNH	18,455	2,797,160	2,766,635	30,525
Colombian Peso,
Expiring 07/15/16	Citigroup Global Markets	COP	2,063,580	702,770	703,969	(1,199)
Euro,
Expiring 07/20/16	Bank of New York Mellon	EUR	1,102	1,231,779	1,223,624	8,155
Expiring 07/20/16	Credit Suisse First Boston Corp.	EUR	193,384	221,611,876	214,769,556	6,842,320
Expiring 07/20/16	Hong Kong & Shanghai Bank	EUR	12,190	13,738,799	13,538,041	200,758
Expiring 07/20/16	JPMorgan Chase	EUR	3,302	3,672,251	3,666,823	5,428
Expiring 07/20/16	Royal Bank of Scotland Group PLC	EUR	3,021	3,427,699	3,355,142	72,557
Japanese Yen,
Expiring 08/05/16	Goldman Sachs & Co.	JPY	9,187,640	83,981,314	89,072,934	(5,091,620)
Expiring 08/05/16	Goldman Sachs & Co.	JPY	2,833,920	26,593,218	27,474,470	(881,252)
Malaysian Ringgit,
Expiring 07/15/16	Deutsche Bank AG	MYR	48,634	12,470,205	12,050,972	419,233
Expiring 07/15/16	Goldman Sachs & Co.	MYR	11,755	3,021,527	2,912,684	108,843
Mexican Peso,
Expiring 08/04/16	JPMorgan Chase	MXN	503,891	26,487,702	27,467,091	(979,389)
New Taiwanese Dollar,
Expiring 08/05/16	Deutsche Bank AG	TWD	502,947	15,415,696	15,604,147	(188,451)
Expiring 08/05/16	Hong Kong & Shanghai Bank	TWD	744,948	23,009,858	23,112,333	(102,475)
New Zealand Dollar,
Expiring 07/22/16	Hong Kong & Shanghai Bank	NZD	3,108	2,166,474	2,216,683	(50,209)
Polish Zloty,
Expiring 07/29/16	Goldman Sachs & Co.	PLN	6,582	1,703,695	1,666,924	36,771
Singapore Dollar,
Expiring 07/15/16	Standard Chartered PLC	SGD	24,227	17,905,156	17,981,908	(76,752)
South African Rand,
Expiring 07/12/16	Hong Kong & Shanghai Bank	ZAR	72,500	4,726,912	4,910,244	(183,332)
Swedish Krona,
Expiring 09/09/16	Hong Kong & Shanghai Bank	SEK	48,896	5,932,646	5,797,614	135,032

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira,
Expiring 08/10/16	JPMorgan Chase	TRY	19,239	$6,442,269	$6,621,635	$(179,366)
Expiring 08/10/16	Royal Bank of Scotland Group PLC	TRY	5,841	1,997,647	2,010,444	(12,797)

				$902,847,942	$893,577,919	9,270,023

						$7,816,678

Cross currency exchange contract outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contract:
07/20/16	Buy	SEK	105,989	EUR	11,362	$(80,096)	Credit Suisse First Boston Corp.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
GBP	37,950	05/21/18	0.780%	6 Month LIBOR(1)	$—	$244,179	$244,179
GBP	37,950	02/20/19	0.878%	6 Month LIBOR(2)	—	(395,139)	(395,139)

					$—	$(150,960)	$(150,960)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.BBB	05/11/63	3.000%	2,633	$(193,787)	$(163,295)	$(30,492)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%	1,292	(95,090)	(85,946)	(9,144)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%	11,150	(819,037)	(210,581)	(608,456)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	8,500	(624,378)	(110,120)	(514,258)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,600	(484,811)	(107,510)	(377,301)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,000	(440,738)	(80,225)	(360,513)	Morgan Stanley

				$(2,657,841)	$(757,677)	$(1,900,164)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.S25	12/20/20	5.000%	12,197	$(255,862)	$500,466	$756,328
CDX.NA.IG.24 V1	06/20/20	1.000%	48,590	424,033	362,754	(61,279)
CDX.NA.IG.25 V1	12/20/20	1.000%	30,300	211,632	219,073	7,441

				$379,803	$1,082,293	$702,490

Cash of $2,578,110 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$42,398,893	$—
Corporate Bonds
Australia	—	7,934,899	—
Brazil	—	4,234,570	—
Canada	—	7,096,877	—
China	—	207,465	—
Denmark	—	1,903,697	—
France	—	13,964,864	—
Germany	—	9,083,779	—
Ireland	—	1,343,540	—
Italy	—	3,180,836	—
Japan	—	438,576	—
Mexico	—	2,132,724	—
Netherlands	—	11,902,368	—
New Zealand	—	1,084,125	—
Norway	—	1,302,198	—
Spain	—	12,692,649	—
Sweden	—	5,098,476	—
Switzerland	—	10,907,271	—
United Arab Emirates	—	986,933	—
United Kingdom	—	19,566,698	—
United States	—	168,433,385	—
Foreign Government Bonds	—	575,180,585	—
Residential Mortgage-Backed Securities	—	54,094,045	—
U.S. Government Agency Obligations	—	15,376,040	—
U.S. Treasury Obligations	—	305,048,449	—
Preferred Stocks
United States	1,381,710	—	—
Affiliated Mutual Fund	17,964,760	—	—
Options Purchased	—	1,193,365	—
Options Written	—	(1,146,237)	—
Other Financial Instruments*
Futures Contracts	(2,121,920)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	7,816,678	—
OTC Cross Currency Exchange Contract	—	(80,096)	—
Centrally Cleared Interest Rate Swap Agreements	—	(150,960)	—
OTC Credit Default Swap Agreements	—	(2,657,841)	—
Centrally Cleared Credit Default Swap Agreements	—	702,490	—

Total	$17,224,550	$1,281,271,341	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Foreign Government Bonds	44.2%
U.S. Treasury Obligations	23.5
Banks	6.8
Residential Mortgage-Backed Securities	4.1
Commercial Mortgage-Backed Securities	3.3
Affiliated Mutual Fund	1.4
Media	1.4
Telecommunications	1.3
U.S. Government Agency Obligations	1.2
Oil & Gas	1.1
Pipelines	1.0
Computers	0.8
Electric	0.8
Healthcare-Services	0.8
Pharmaceuticals	0.6
Commercial Services	0.6
Agriculture	0.6
Insurance	0.5
Auto Manufacturers	0.5
Retail	0.4
Transportation	0.4
Multi-National	0.4
Oil & Gas Services	0.3
Semiconductors	0.3
Real Estate Investment Trusts (REITs)	0.3
Mining	0.3

Packaging & Containers	0.3%
Housewares	0.3
Foods	0.2
Internet	0.2
Trucking & Leasing	0.2
Biotechnology	0.2
Auto Parts & Equipment	0.2
Chemicals	0.1
Healthcare-Products	0.1
Entertainment	0.1
Diversified Financial Services	0.1
Savings & Loans	0.1
Environmental Control	0.1
Iron/Steel	0.1
Water	0.1
Engineering & Construction	0.1
Options Purchased	0.1
Miscellaneous Manufacturing	0.1
Leisure Time	0.1

99.7
Options Written	(0.1)
Other assets in excess of liabilities	0.4

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$763,769	*	Due from/to broker-variation margin swaps	$61,279	*
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	1,900,164
Credit contracts	—	—		Premiums received for OTC swap agreements	757,677
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	23,024,524		Unrealized depreciation on OTC forward foreign currency exchange contracts	15,207,846
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	80,096
Foreign exchange contracts	Unaffiliated investments	1,190,904		Options written outstanding, at value	1,146,237
Interest rate contracts	Unaffiliated investments	2,461		—	—
Interest rate contracts	—	—		Due from/to broker-variation margin futures	2,121,920	*
Interest rate contracts	Due from/to broker-variation margin swaps	244,179	*	Due from/to broker-variation margin swaps	395,139	*

		$25,225,837			$21,670,358

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures		Swaps	Forward & Cross Currency Contracts(2)	Total
Credit contracts	$—	$—	$		$580,147	$—	$580,147
Foreign exchange contracts	(333,401)	1,165,451		—	—	(20,268,923)	(19,436,873)
Interest rate contracts	43,520	—		(1,331,097)	—	—	(1,287,577)

Total	$(289,881)	$1,165,451		$(1,331,097)	$580,147	$(20,268,923)	$(20,144,303)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Credit contracts	$—	$—	$—	$(407,321)	$—	$(407,321)
Foreign exchange contracts	(1,185,990)	644,899	—	—	8,780,702	8,239,611
Interest rate contracts	(30,499)	—	(2,347,873)	(150,960)	—	(2,529,332)

Total	$(1,216,489)	$644,899	$(2,347,873)	$(558,281)	$8,780,702	$5,302,958

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Forward Foreign Currency Exchange Contracts — Purchased(4)	Forward Foreign Currency Exchange Contracts — Sold(4)	Cross Currency Exchange Contracts(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements — Buy Protection(2)	Credit Default Swap Agreements — Sell Protection(2)
$600,903	$718	$27,952,743	$92,194,482	$113,585,489	$737,541,707	$15,829,206	$70,018	$1,877	$126,469

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Australia and New Zealand Banking Group	$243,797	$—	$—	$243,797
Bank of America	1,045,621	(8,130)	—	1,037,491
Bank of New York Mellon	13,616	(13,616)	—	—
Barclays Capital Group	—	—	—	—
BNP Paribas	554,149	—	—	554,149
Citigroup Global Markets	12,139,264	(35,830)	—	12,103,434
Credit Suisse First Boston Corp.	6,842,320	(273,883)	—	6,568,437
Deutsche Bank AG	419,233	(283,541)	—	135,692
Goldman Sachs & Co.	1,620,762	(1,620,762)	—	—
Hong Kong & Shanghai Bank	792,657	(792,657)	—	—
JPMorgan Chase	174,768	(174,768)	—	—
Morgan Stanley	2,461	(2,461)	—	—
Royal Bank of Scotland Group PLC	72,557	(12,797)	—	59,760
Standard Chartered PLC	296,684	(296,684)	—	—

	$24,217,889

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Australia and New Zealand Banking Group	$—	$—	$—	$—
Bank of America	(8,130)	8,130	—	—
Bank of New York Mellon	(23,938)	13,616	—	(10,322)
Barclays Capital Group	(55,222)	—	—	(55,222)
BNP Paribas	—	—	—	—
Citigroup Global Markets	(35,830)	35,830	—	—
Credit Suisse First Boston Corp.	(273,883)	273,883	—	—
Deutsche Bank AG	(283,541)	283,541	—	—
Goldman Sachs & Co.	(9,554,752)	1,620,762	—	(7,933,990)
Hong Kong & Shanghai Bank	(2,701,468)	792,657	—	(1,908,811)
JPMorgan Chase	(2,538,898)	174,768	—	(2,364,130)
Morgan Stanley	(3,000,706)	2,461	2,426,878	(571,367)
Royal Bank of Scotland Group PLC	(12,797)	12,797	—	—
Standard Chartered PLC	(602,855)	296,684	—	(306,171)

	$(19,092,020)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AB GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,231,214,211)	$1,278,169,017
Affiliated investments (cost $17,964,760)	17,964,760
Cash	117,481
Foreign currency, at value (cost $2,392,901)	2,485,736
Deposit with broker for futures and centrally cleared swaps	2,907,040
Unrealized appreciation on OTC forward foreign currency contracts	23,024,524
Dividends and interest receivable	10,087,739
Receivable for fund share sold	1,091,286
Receivable for investments sold	513,469
Due from broker-variation margin futures	44,417
Due from broker-variation margin swaps	33,417
Tax reclaim receivable	16,524
Prepaid expenses	134

Total Assets	1,336,455,544

LIABILITIES:
Payable for investments purchased	16,898,165
Unrealized depreciation on OTC forward foreign currency contracts	15,207,846
Unrealized depreciation on OTC swap agreements	1,900,164
Options written outstanding, at value (premiums received $1,468,608)	1,146,237
Premiums received for OTC swap agreements	757,677
Advisory fees payable	250,946
Unrealized depreciation on OTC cross currency exchange contracts	80,096
Accrued expenses and other liabilities	37,306
Distribution fee payable	35,444
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	62

Total Liabilities	36,314,285

NET ASSETS	$1,300,141,259

Net assets were comprised of:
Paid-in capital	$1,231,427,815
Retained earnings	68,713,444

Net assets, June 30, 2016	$1,300,141,259

Net asset value and redemption price per share, $1,300,141,259 / 121,715,025 outstanding shares of beneficial interest	$10.68

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$13,966,946
Affiliated dividend income	73,734
Unaffiliated dividend income (net of $38,913 foreign withholding tax)	11,088

14,051,768

EXPENSES
Advisory fees	3,723,044
Distribution fee	1,494,249
Custodian and accounting fees	112,000
Audit fee	23,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Loan interest expense	17
Miscellaneous	6,688

Total expenses	5,378,998

NET INVESTMENT INCOME (LOSS)	8,672,770

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	7,602,910
Futures transactions	(1,331,097)
Options written transactions	1,165,451
Swap agreements transactions	580,147
Foreign currency transactions	(17,713,432)

(9,696,021)

Net change in unrealized appreciation (depreciation) on:
Investments	65,177,914
Futures	(2,347,873)
Options written	644,899
Swap agreements	(558,281)
Foreign currencies	8,665,063

71,581,722

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	61,885,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,558,471

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,672,770	$3,414,785
Net realized gain (loss) on investment and foreign currency transactions	(9,696,021)	14,564,033
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	71,581,722	(19,823,845)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,558,471	(1,845,027)

FUND SHARE TRANSACTIONS:
Fund share sold [19,101,787 and 114,891,033 shares, respectively]	197,172,413	1,159,590,107
Fund share repurchased [9,613,191 and 2,664,604 shares, respectively]	(98,436,338)	(26,898,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	98,736,075	1,132,691,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,294,546	1,130,846,713
NET ASSETS:
Beginning of period	1,130,846,713	—

End of period	$1,300,141,259	$1,130,846,713

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 93.5%
EXCHANGE TRADED FUNDS	Shares	Value (Note 2)
iShares 0-5 Year High Yield Corporate Bond ETF	49,146	$2,277,426
iShares 10+ Year Credit Bond ETF	38,631	2,420,232
iShares 1-3 Year Credit Bond ETF	52,949	5,617,359
iShares 20+ Year Treasury Bond ETF	3,951	548,794
iShares CMBS ETF	32,386	1,722,611
iShares Core Dividend Growth ETF	19,833	540,846
iShares Core High Dividend ETF	28,311	2,325,749
iShares Emerging Markets Dividend ETF	21,930	733,120
iShares Europe ETF	24,518	926,535
iShares Floating Rate Bond ETF	16,992	860,135
iShares iBoxx $ High Yield Corporate Bond ETF	88,763	7,517,339
iShares Intermediate Credit Bond ETF	12,402	1,380,343
iShares International Developed Real Estate ETF	18,683	544,796
iShares International Select Dividend ETF	64,426	1,844,516
iShares US Energy ETF	9,485	363,845
iShares US Preferred Stock ETF	70,114	2,796,847
iShares US Real Estate ETF	6,549	538,983

TOTAL LONG-TERM INVESTMENTS (cost $32,433,463)		32,959,476

SHORT-TERM INVESTMENT — 7.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,517,026)(w) (Note 4)	2,517,026	2,517,026

TOTAL INVESTMENTS — 100.6% (cost $34,950,489)		35,476,502
Liabilities in excess of other assets(z) — (0.6)%		(203,189)

NET ASSETS — 100.0%		$35,273,313

See the Glossary for abbreviations used in the semiannual report.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
3	S&P 500 E-Mini Index	Sep. 2016	$313,088	$313,531	$443

Short Positions:
11	2 Year U.S. Treasury Notes	Sep. 2016	2,395,594	2,412,609	(17,015)
17	5 Year U.S. Treasury Notes	Sep. 2016	2,038,938	2,076,789	(37,851)
13	10 Year U.S. Treasury Notes	Sep. 2016	1,683,500	1,728,797	(45,297)
2	20 Year U.S. Treasury Bonds	Sep. 2016	325,375	344,688	(19,313)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	349,484	372,750	(23,266)
4	British Pound Currency	Sep. 2016	364,026	331,200	32,826
2	Euro Currency	Sep. 2016	285,050	277,688	7,362

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (continued):
20	Euro STOXX 50 Index	Sep. 2016	$623,660	$633,670	$(10,010)

					(112,564)

					$(112,121)

Cash of $67,603 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$32,959,476	$—	$—
Affiliated Mutual Fund	2,517,026	—	—
Other Financial Instruments*
Futures Contracts	(112,121)	—	—

Total	$35,364,381	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Exchange Traded Funds	93.5%
Affiliated Mutual Fund	7.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker —variation margin futures	$443	*	Due from/to broker — variation margin futures	$10,010	*
Foreign exchange contracts	Due from/to broker —variation margin futures	40,188	*	—	—
Interest rate contracts	—	—		Due from/to broker-variation margin futures	142,742	*

Total		$40,631			$152,752

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$46,236
Foreign exchange contracts	(13,832)
Interest rate contracts	(104,573)

Total	$(72,169)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,746)
Foreign exchange contracts	40,188
Interest rate contracts	(150,174)

Total	$(111,732)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)
$3,070,512	$6,410,821

(1)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $32,433,463)	$32,959,476
Affiliated investments (cost $2,517,026)	2,517,026
Foreign currency, at value (cost $95,494)	95,484
Deposit with Broker for futures	67,603
Receivable for investments sold	181,373
Receivable for fund share sold	34,729
Due from broker-variation margin futures	2,147
Dividends receivable	940
Prepaid expenses	70

Total Assets	35,858,848

LIABILITIES:
Payable for investments purchased	544,058
Accrued expenses and other liabilities	36,897
Advisory fees payable	3,286
Distribution fee payable	952
Affiliated transfer agent fee payable	342

Total Liabilities	585,535

NET ASSETS	$35,273,313

Net assets were comprised of:
Paid-in capital	$34,906,630
Retained earnings	366,683

Net assets, June 30, 2016	$35,273,313

Net asset value and redemption price per share, $35,273,313 / 3,499,095 outstanding shares of beneficial interest	$10.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$480,423
Affiliated dividend income	7,360

487,783

EXPENSES
Advisory fees	119,411
Distribution fee	38,151
Custodian and accounting fees	23,000
Audit fee	15,000
Trustees’ fees	4,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	4,391

Total expenses	213,953
Less: advisory fee waivers and/or expense reimbursement	(92,970)

Net expenses	120,983

NET INVESTMENT INCOME (LOSS)	366,800

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(630,159)
Futures transactions	(72,169)
Foreign currency transactions	(6,605)

(708,933)

Net change in unrealized appreciation (depreciation) on:
Investments	2,059,148
Futures	(111,732)
Foreign currencies	60

1,947,476

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,238,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,605,343

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$366,800	$736,288
Net realized gain (loss) on investment and foreign currency transactions	(708,933)	(596,717)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,947,476	(1,353,170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,605,343	(1,213,599)

FUND SHARE TRANSACTIONS:
Fund share sold [775,888 and 2,362,014 shares, respectively]	7,504,198	23,528,382
Fund share repurchased [107,089 and 686,735 shares, respectively]	(1,019,534)	(6,694,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,484,664	16,833,637

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,090,007	15,620,038
NET ASSETS:
Beginning of period	27,183,306	11,563,268

End of period	$35,273,313	$27,183,306

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 67.7%
EXCHANGE TRADED FUNDS — 33.0%		Shares		Value (Note 2)
iShares iBoxx $ High Yield Corporate Bond ETF			13,540	$1,146,703
iShares iBoxx $ Investment Grade Corporate Bond ETF			5,916	726,071
iShares JP Morgan USD Emerging Markets Bond ETF			5,087	585,768
iShares MSCI Canada ETF			4,278	104,854
iShares U.S. Real Estate ETF			8,513	700,620

TOTAL EXCHANGE TRADED FUNDS (cost $3,148,656)				3,264,016

UNAFFILIATED FUND — 7.9%
Columbia Commodity Strategy Fund (Class Z Stock)* (cost $725,829)			138,038	784,058

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 19.1%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	55	66,478
Canadian Government Bond (Canada),
Bonds
1.500%	06/01/26	CAD	125	100,745
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	15	18,538
France Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	150	184,896
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.550%	09/15/41	EUR	45	69,916
3.100%	09/15/26	EUR	5	7,271
Bonds, TIPS
2.100%	09/15/21	EUR	15	20,045
2.350%	09/15/19	EUR	15	20,001
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	09/20/44	JPY	25,000	346,560
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	1,000	57,159
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	40	30,781
4.500%	04/15/27	NZD	150	128,689
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	250	61,151
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	80	11,641

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom),
Unsec’d. Notes
3.500%	01/22/45	GBP	17	$31,556
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/44	GBP	130	274,623
0.750%	03/22/34	GBP	215	455,999

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,799,868)				1,886,049

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Federal National Mortgage Assoc.
2.500%	TBA		65	67,248
3.500%	TBA		65	68,585
4.000%	TBA		65	69,690
5.000%	TBA		65	72,219
Government National Mortgage Assoc.
3.500%	TBA		90	95,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $371,736)				373,265

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
2.500%	02/15/45		105	109,319
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	02/15/42-02/15/45		270	281,542

TOTAL U.S. TREASURY OBLIGATIONS (cost $369,462)				390,861

TOTAL LONG-TERM INVESTMENTS (cost $6,415,551)				6,698,249

		Shares
SHORT-TERM INVESTMENT — 33.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,272,325) (w) (Note 4)			3,272,325	3,272,325

TOTAL INVESTMENTS — 100.8% (cost $9,687,876)				9,970,574
Liabilities in excess of other assets(z) — (0.8)%				(78,827)

NET ASSETS — 100.0%				$9,891,747

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
4	3 Year Australian Treasury Bonds	Sep. 2016	$925,144	$925,708	$564
4	5 Year U.S. Treasury Bonds	Sep. 2016	480,312	488,656	8,344
8	10 Year U.S. Treasury Notes	Sep. 2016	1,037,281	1,063,875	26,594
2	20 Year U.S. Treasury Bonds	Sep. 2016	326,156	344,688	18,532
3	Euro-BTP Italian Government Bond	Sep. 2016	468,594	474,786	6,192
3	Euro-OAT	Sep. 2016	524,026	535,312	11,286
11	Mini MSCI EAFE Index	Sep. 2016	916,863	888,360	(28,503)
11	Mini MSCI Emerging Markets Index	Sep. 2016	456,903	459,085	2,182
18	S&P 500 E-Mini Index	Sep. 2016	1,879,530	1,881,180	1,650
1	TOPIX Index	Sep. 2016	126,903	120,612	(6,291)

					40,550

Short Positions:
3	Euro STOXX 50 Index	Sep. 2016	95,949	95,050	899
1	FTSE 100 Index.	Sep. 2016	80,974	85,500	(4,526)

					(3,627)

					$36,923

Cash of $177,250 has been segregated with JPMorgan Chase to cover requirement for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/08/16	Citigroup Global Markets	AUD	25	$17,962	$18,639	$677
Expiring 07/08/16	Citigroup Global Markets	AUD	10	7,185	7,456	271
British Pound,
Expiring 07/08/16	Standard Chartered PLC	GBP	6	8,776	7,988	(788)
Canadian Dollar,
Expiring 07/08/16	Citigroup Global Markets	CAD	50	38,278	38,702	424
Euro,
Expiring 07/08/16	Barclays Capital Group	EUR	247	275,859	274,191	(1,668)
Hong Kong Dollar,
Expiring 07/08/16	Standard Chartered PLC	HKD	85	10,944	10,957	13
Japanese Yen,
Expiring 07/08/16	Citigroup Global Markets	JPY	12,446	113,609	120,555	6,946
Expiring 07/08/16	Citigroup Global Markets	JPY	4,500	41,077	43,588	2,511
Singapore Dollar,
Expiring 07/08/16	Citigroup Global Markets	SGD	15	10,891	11,134	243
Swedish Krona,
Expiring 07/08/16	Citigroup Global Markets	SEK	36	4,339	4,256	(83)
Expiring 07/08/16	Citigroup Global Markets	SEK	9	1,084	1,064	(20)

				$530,004	$538,530	8,526

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/08/16	Citigroup Global Markets	AUD	75	$53,886	$55,918	$(2,032)
Expiring 07/08/16	Citigroup Global Markets	AUD	33	23,824	24,604	(780)
Expiring 07/08/16	Citigroup Global Markets	AUD	10	7,214	7,455	(241)
British Pound,
Expiring 07/08/16	Standard Chartered PLC	GBP	235	338,850	312,868	25,982
Expiring 07/08/16	Standard Chartered PLC	GBP	103	136,389	137,129	(740)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 07/08/16	Standard Chartered PLC	GBP	100	$146,293	$133,136	$13,157
Expiring 07/08/16	Standard Chartered PLC	GBP	90	132,233	119,822	12,411
Expiring 07/08/16	Standard Chartered PLC	GBP	79	115,571	105,177	10,394
Expiring 07/08/16	Standard Chartered PLC	GBP	45	65,185	59,911	5,274
Expiring 07/08/16	Standard Chartered PLC	GBP	28	40,590	37,278	3,312
Canadian Dollar,
Expiring 07/08/16	Citigroup Global Markets	CAD	95	72,729	73,535	(806)
Expiring 07/08/16	Citigroup Global Markets	CAD	76	58,027	58,828	(801)
Expiring 07/08/16	Citigroup Global Markets	CAD	43	32,781	33,284	(503)
Expiring 07/08/16	Citigroup Global Markets	CAD	36	27,560	27,865	(305)
Expiring 07/08/16	Citigroup Global Markets	CAD	15	11,433	11,610	(177)
Danish Krone,
Expiring 07/08/16	Credit Suisse First Boston Corp.	DKK	100	14,980	14,926	54
Expiring 07/08/16	Credit Suisse First Boston Corp.	DKK	45	6,756	6,716	40
Euro,
Expiring 07/08/16	Barclays Capital Group	EUR	251	279,782	278,632	1,150
Expiring 07/08/16	Barclays Capital Group	EUR	225	251,289	249,770	1,519
Expiring 07/08/16	Barclays Capital Group	EUR	221	246,822	245,330	1,492
Expiring 07/08/16	Barclays Capital Group	EUR	130	145,321	144,312	1,009
Expiring 07/08/16	Barclays Capital Group	EUR	80	89,135	88,807	328
Hong Kong Dollar,
Expiring 07/08/16	Standard Chartered PLC	HKD	350	45,089	45,119	(30)
Japanese Yen,
Expiring 07/08/16	Citigroup Global Markets	JPY	26,500	239,799	256,685	(16,886)
Expiring 07/08/16	Citigroup Global Markets	JPY	20,578	186,094	199,324	(13,230)
Expiring 07/08/16	Citigroup Global Markets	JPY	18,500	168,871	179,196	(10,325)
Expiring 07/08/16	Citigroup Global Markets	JPY	8,300	75,053	80,396	(5,343)
Mexican Peso,
Expiring 07/08/16	Standard Chartered PLC	MXN	534	28,859	29,185	(326)
Expiring 07/08/16	Standard Chartered PLC	MXN	452	24,337	24,704	(367)
Expiring 07/08/16	Standard Chartered PLC	MXN	50	2,698	2,732	(34)
New Zealand Dollar,
Expiring 07/08/16	Credit Suisse First Boston Corp.	NZD	106	71,574	75,651	(4,077)
Expiring 07/08/16	Credit Suisse First Boston Corp.	NZD	62	41,550	44,250	(2,700)
Expiring 07/08/16	Credit Suisse First Boston Corp.	NZD	46	30,827	32,830	(2,003)
Expiring 07/08/16	Credit Suisse First Boston Corp.	NZD	5	3,373	3,569	(196)
Norwegian Krone,
Expiring 07/08/16	Barclays Capital Group	NOK	25	2,985	2,987	(2)
Expiring 07/08/16	Barclays Capital Group	NOK	20	2,404	2,389	15
Polish Zloty,
Expiring 07/08/16	Hong Kong & Shanghai Bank	PLN	145	36,825	36,746	79
Expiring 07/08/16	Hong Kong & Shanghai Bank	PLN	97	24,604	24,582	22
Singapore Dollar,
Expiring 07/08/16	Citigroup Global Markets	SGD	35	25,423	25,980	(557)
Swedish Krona,
Expiring 07/08/16	Citigroup Global Markets	SEK	135	16,255	15,962	293
Expiring 07/08/16	Citigroup Global Markets	SEK	135	16,210	15,962	248
Swiss Franc,
Expiring 07/08/16	Citigroup Global Markets	CHF	32	32,241	32,788	(547)
Expiring 07/08/16	Credit Suisse First Boston Corp.	CHF	65	65,657	66,599	(942)

				$3,437,378	$3,424,549	12,829

						$21,355

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$3,264,016	$—	$—
Unaffiliated Fund	784,058	—	—
Foreign Government Bonds	—	1,886,049	—
U.S. Government Agency Obligations	—	373,265	—
U.S. Treasury Obligations	—	390,861	—
Affiliated Mutual Fund	3,272,325	—	—
Other Financial Instruments*
Futures Contracts	36,923	—	—
OTC Forward Foreign Currency Contracts	—	21,355	—

Total	$7,357,322	$2,671,530	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund	33.1%
Exchange Traded Funds	33.0
Foreign Government Bonds	19.1
Unaffiliated Fund	7.9

U.S. Treasury Obligations	3.9%
U.S. Government Agency Obligations	3.8

100.8
Liabilities in excess of other assets	(0.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$4,731	*	Due from/to broker — variation margin futures	$39,320	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	87,864		Unrealized depreciation on OTC forward foreign currency contracts	66,509
Interest rate contracts	Due from/to broker — variation margin futures	71,512	*	—	—

Total		$164,107			$105,829

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Equity contracts	$107,835	$—	$107,835
Foreign exchange contracts	—	(51,720)	(51,720)
Interest rate contracts	68,522	—	68,522

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Total	$176,357	$(51,720)	$124,637

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Total
Equity contracts	$(77,559)	$—	$(77,559)
Foreign exchange contracts	—	4,655	4,655
Interest rate contracts	74,954	—	74,954

Total	$(2,605)	$4,655	$2,050

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)
$5,761,111	$281,688	$176,668	$2,465,038

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Barclays Capital Group	$5,513	$(1,670)	$—	$3,843
Citigroup Global Markets	11,613	(11,613)	—	—
Credit Suisse First Boston Corp.	94	(94)	—	—
Hong Kong & Shanghai Bank	101	—	—	101
Standard Chartered PLC	70,543	(2,285)	—	68,258

	$87,864

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Barclays Capital Group	$(1,670)	$1,670	$—	$—
Citigroup Global Markets	(52,636)	11,613	—	(41,023)
Credit Suisse First Boston Corp.	(9,918)	94	—	(9,824)
Hong Kong & Shanghai Bank	—	—	—	—
Standard Chartered PLC	(2,285)	2,285	—	—

	$(66,509)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $6,415,551)	$6,698,249
Affiliated investments (cost $3,272,325)	3,272,325
Cash	34,489
Foreign currency, at value (cost $45,255)	45,081
Deposit with broker for futures	177,250
Unrealized appreciation on OTC forward foreign currency contracts	87,864
Receivable for fund share sold	25,911
Due from broker-variation margin futures	19,612
Dividends and interest receivable	9,486
Prepaid expenses	70

Total Assets	10,370,337

LIABILITIES:
Payable for investments purchased	371,736
Unrealized depreciation on OTC forward foreign currency contracts	66,509
Accrued expenses and other liabilities	37,160
Advisory fees payable	2,562
Affiliated transfer agent fee payable	342
Distribution fee payable	268
Payable for fund share repurchased	13

Total Liabilities	478,590

NET ASSETS	$9,891,747

Net assets were comprised of:
Paid-in capital	$9,411,706
Retained earnings.	480,041

Net assets, June 30, 2016	$9,891,747

Net asset value and redemption price per share, $9,891,747 / 946,906 outstanding shares of beneficial interest	$10.45

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $375 foreign withholding tax)	$60,161
Interest income	5,891
Affiliated dividend income	5,822

71,874

EXPENSES
Advisory fees	37,704
Distribution fee	10,028
Custodian and accounting fees	22,000
Audit fee	20,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Loan interest expense	28
Miscellaneous	4,613

Total expenses.	109,373
Less: advisory fee waivers and/or expense reimbursement	(61,163)

Net expenses.	48,210

NET INVESTMENT INCOME (LOSS)	23,664

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	54,007
Futures transactions	176,357
Foreign currency transactions	(39,884)

190,480

Net change in unrealized appreciation (depreciation) on:
Investments	481,429
Futures	(2,605)
Foreign currencies	4,586

483,410

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	673,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$697,554

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,664	$30,314
Net realized gain (loss) on investment and foreign currency transactions	190,480	(105,241)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	483,410	(142,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	697,554	(217,513)

FUND SHARE TRANSACTIONS:
Fund share sold [290,906 and 726,708 shares, respectively].	2,882,162	7,222,772
Fund share repurchased [62,094 and 8,614 shares, respectively]	(608,630)	(84,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	2,273,532	7,138,174

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,971,086	6,920,661
NET ASSETS:
Beginning of period	6,920,661	—

End of period	$9,891,747	$6,920,661

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 34.9%	Shares	Value (Note 2)
Aerospace & Defense — 1.5%
Boeing Co. (The)	338	$43,896
Honeywell International, Inc.	370	43,038

		86,934

Airlines — 0.6%
Alaska Air Group, Inc.	640	37,306

Auto Components — 0.6%
Lear Corp.	340	34,598

Banks — 2.0%
JPMorgan Chase & Co.	650	40,391
SunTrust Banks, Inc.	1,060	43,545
Wells Fargo & Co.	730	34,551

		118,487

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	400	38,652

Biotechnology — 1.4%
AbbVie, Inc.	690	42,718
Amgen, Inc.	250	38,038

		80,756

Capital Markets — 0.6%
Ameriprise Financial, Inc.	430	38,635

Chemicals — 0.5%
LyondellBasell Industries NV (Class A Stock)	362	26,940

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,522	43,666

Containers & Packaging — 0.5%
Sealed Air Corp.	600	27,582

Diversified Financial Services — 0.6%
Nasdaq, Inc.	600	38,802

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	700	30,247
Verizon Communications, Inc.	500	27,920

		58,167

Electric Utilities — 0.6%
Xcel Energy, Inc.	790	35,376

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	967	38,757

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	460	36,377

Food & Staples Retailing — 1.3%
CVS Health Corp.	410	39,253
Kroger Co. (The)	1,010	37,158

		76,411

Food Products — 0.7%
Campbell Soup Co.	610	40,583

Health Care Equipment & Supplies — 1.4%
STERIS PLC	588	40,425
Stryker Corp.	350	41,941

		82,366

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	290	40,948

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 0.5%
Royal Caribbean Cruises Ltd.	470	$31,561

Household Durables — 0.6%
D.R. Horton, Inc.	1,198	37,713

Household Products — 0.6%
Kimberly-Clark Corp.	270	37,120

Industrial Conglomerates — 0.7%
General Electric Co.	1,280	40,294

Insurance — 1.4%
CHUBB Ltd.	320	41,827
Hartford Financial Services Group, Inc. (The)	910	40,386

		82,213

Internet Software & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	57	40,101

IT Services — 1.4%
Amdocs Ltd.	717	41,385
Broadridge Financial Solutions, Inc.	672	43,814

		85,199

Machinery — 0.7%
Stanley Black & Decker, Inc.	400	44,488

Media — 1.2%
Comcast Corp. (Class A Stock)	570	37,158
Interpublic Group of Cos., Inc. (The)	1,550	35,805

		72,963

Multiline Retail — 0.5%
Dollar General Corp.	340	31,960

Multi-Utilities — 0.6%
CMS Energy Corp.	840	38,522

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	380	39,835
Exxon Mobil Corp.	430	40,308
Spectra Energy Corp.	1,160	42,491

		122,634

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	380	27,949
Johnson & Johnson	336	40,757
Pfizer, Inc.	1,266	44,576

		113,282

Real Estate Investment Trusts (REITs) — 0.8%
ProLogis, Inc.	1,005	49,285

Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Ltd. (Singapore)	160	24,864
Lam Research Corp.	530	44,552

		69,416

Software — 1.5%
Electronic Arts, Inc.*	600	45,456
Microsoft Corp.	815	41,704

		87,160

Specialty Retail — 0.6%
Lowe’s Cos., Inc.	475	37,606

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	423	40,439

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco — 0.7%
Altria Group, Inc.	580	$39,997

TOTAL COMMON STOCKS (cost $2,012,945)		2,083,296

EXCHANGE TRADED FUNDS — 18.9%
IndexIQ ETF Trust — IQ Hedge Multi-Strategy Tracker ETF	8,360	243,778
iShares MSCI EAFE ETF	7,345	409,924
Vanguard FTSE Developed Markets ETF	13,350	472,056

TOTAL EXCHANGE TRADED FUNDS (cost $1,223,431)		1,125,758

UNAFFILIATED FUNDS — 10.6%
ASG Global Alternatives Fund*	15,732	151,028
Aston/River Road Long-Short Fund	22,140	238,003
Touchstone Merger Arbitrage Fund*	22,064	243,585

TOTAL UNAFFILIATED FUNDS (cost $664,708)		632,616

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.8%
Non-Residential Mortgage-Backed Securities — 2.8%
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	5,017
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,129
Series 2016-B, Class B
2.200%	10/15/23	15	15,137
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	14	13,409
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	10	10,076
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	15,275
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	23	24,801
Series 2014-20L, Class 1
2.700%	12/01/34	36	37,317
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	30	30,143

TOTAL ASSET-BACKED SECURITIES (cost $164,298)			166,304

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	14	14,586
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
5.431%	10/15/49	21	$21,096
Series 2007-C6, Class A4
5.901%(c)	12/10/49	30	30,880
COMM Mortgage Trust,
Series 2013-CR8, Class A4
3.334%	06/10/46	15	16,069
Series 2014-CR20, Class AM
3.938%	11/10/47	30	32,668
Government National Mortgage Assoc.,
Series 2011-42, Class B
3.708%(c)	07/16/47	17	17,671
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A4
5.440%	06/12/47	26	26,016
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	15,724
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	31,732
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class B
4.723%(c)	03/15/47	15	16,666

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $221,744)			223,108

CORPORATE BONDS — 15.4%
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	5	5,013
Auto Manufacturers — 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	15	18,944
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	10	11,467

			30,411

Banks — 2.5%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	20	20,386
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	32,919
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	10/25/23	15	16,092
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	12/03/25	10	10,525
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	10	11,925

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Cooperative Centrale Raiffeisen-Boerenleenbank
BA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	$20,684
Morgan Stanley,
Sub. Notes
5.000%	11/24/25	10	10,948
Santander Issuances SAU (Spain),
Gtd. Notes
5.179%	11/19/25	10	9,990
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	15	15,431

			148,900

Chemicals — 0.3%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	19,026

Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
6.300%	07/01/17	10	10,471

Computers — 0.4%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	22,847

Diversified Financial Services — 3.9%
Abay Leasing 2014 LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	44	45,799
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	16,214
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	10	9,987
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66	5	4,994
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	52	52,249
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	48	50,785
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	10	10,300
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	21,518
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	21	21,616

			233,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Engineering & Construction — 0.4%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/42	25	$25,044

Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	10	10,325

Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	10	9,700

Insurance — 1.3%
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	25	27,730
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	18,650
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	31,560

			77,940

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,056
Time Warner, Inc.,
Gtd. Notes
7.625%	04/15/31	10	13,716

			23,772

Mining — 0.2%
Glencore Canada Corp. (Switzerland),
Gtd. Notes
5.500%	06/15/17	10	10,227

Miscellaneous Manufacturing — 0.4%
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	24	25,464

Oil & Gas — 0.7%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	29	29,536
Tesoro Corp.,
Gtd. Notes
5.375%	10/01/22	10	10,200

			39,736

Real Estate Investment Trusts (REITs) — 0.9%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	15	15,431
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	10	9,837
Omega Healthcare Investors, Inc.,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
5.875%	03/15/24	20	$20,950
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	10	10,251

			56,469

Software — 1.0%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	16,007
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	20	20,839
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	25,882

			62,728

Telecommunications — 0.5%
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	10	10,087
Frontier Communications Corp.,
Sr. Unsec’d. Notes
11.000%	09/15/25	10	10,350
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	10	10,594

			31,031

Transportation — 1.3%
Burlington Northern and Santa Fe Railway Co.
Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	23	26,122
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	25	25,463
Union Pacific Railroad Co. Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	23	24,423

			76,008

TOTAL CORPORATE BONDS (cost $900,033)			918,574

MUNICIPAL BONDS — 1.4%
California — 0.8%
Palomar Community College District,
General Obligation Unlimited, BABs
7.194%	08/01/45	10	11,971
State of California,
General Obligation Unlimited, BABs
7.950%	03/01/36	30	36,462

			48,433

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Chicago Transit Authority,
Revenue Bonds, BABs
5.470%	12/01/23	10	$11,531

Indiana — 0.2%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	15,348

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	10	11,089

TOTAL MUNICIPAL BONDS (cost $82,552)			86,401

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.6%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	37	37,508

(cost $36,959)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	30	31,575
Federal National Mortgage Assoc.
4.000%	04/01/39	29	30,863
4.500%	08/01/40-08/01/41	56	61,070
Government National Mortgage Assoc.
3.500%	11/20/42	14	14,611
Overseas Private Investment Corp., Gov’t. Gtd. Notes
2.330%(s)	06/10/18	15	15,435
U.S. Department of Transportation, Asset Backed, 144A
6.001%	12/07/21	25	30,806

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $180,799)			184,360

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
3.125%	08/15/44	15	17,657
3.750%	11/15/43	60	79,163
4.500%	02/15/36	55	79,222
5.250%	11/15/28	45	63,341
U.S. Treasury Notes
2.625%	08/15/20	15	16,036
3.250%	03/31/17	100	102,038

TOTAL U.S. TREASURY OBLIGATIONS (cost $336,378)			357,457

TOTAL LONG-TERM INVESTMENTS (cost $5,823,847)			5,815,382

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 3.0%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $178,432)(w)(Note 4)	178,432	$178,432

TOTAL INVESTMENTS — 100.4% (cost $6,002,279)		5,993,814
Liabilities in excess of other assets — (0.4)%		(25,851)

NET ASSETS — 100.0%		$5,967,963

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,083,296	$—	$—
Exchange Traded Funds	1,125,758	—	—
Unaffiliated Funds	632,616	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	166,304	—
Commercial Mortgage-Backed Securities	—	223,108	—
Corporate Bonds	—	918,574	—
Municipal Bonds	—	86,401	—
Residential Mortgage-Backed Security	—	37,508	—
U.S. Government Agency Obligations	—	184,360	—
U.S. Treasury Obligations	—	357,457	—
Affiliated Mutual Fund	178,432	—	—

Total	$4,020,102	$1,973,712	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Exchange Traded Funds	18.9%
Unaffiliated Funds	10.6
U.S. Treasury Obligations	6.0
Diversified Financial Services	4.5
Banks	4.5
Commercial Mortgage-Backed Securities	3.7
U.S. Government Agency Obligations	3.1
Affiliated Mutual Fund	3.0
Non-Residential Mortgage-Backed Securities	2.8
Insurance	2.7
Software	2.5
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	1.9
Real Estate Investment Trusts (REITs)	1.7
Media	1.6
Aerospace & Defense	1.5
Municipal Bonds	1.4
IT Services	1.4
Health Care Equipment & Supplies	1.4
Biotechnology	1.4
Food & Staples Retailing	1.3
Transportation	1.3
Semiconductors & Semiconductor Equipment	1.2
Diversified Telecommunication Services	1.0
Chemicals	0.8
Machinery	0.7
Communications Equipment	0.7
Health Care Providers & Services	0.7
Food Products	0.7
Technology Hardware, Storage & Peripherals	0.7

Industrial Conglomerates	0.7%
Internet Software & Services	0.7
Tobacco	0.7
Oil & Gas	0.7
Electronic Equipment, Instruments & Components	0.6
Beverages	0.6
Capital Markets	0.6
Multi-Utilities	0.6
Household Durables	0.6
Specialty Retail	0.6
Residential Mortgage-Backed Securities	0.6
Airlines	0.6
Household Products	0.6
Energy Equipment & Services	0.6
Electric Utilities	0.6
Auto Components	0.6
Multiline Retail	0.5
Hotels, Restaurants & Leisure	0.5
Telecommunications	0.5
Auto Manufacturers	0.5
Containers & Packaging	0.5
Miscellaneous Manufacturing	0.4
Engineering & Construction	0.4
Computers	0.4
Commercial Services	0.2
Foods	0.2
Mining	0.2
Home Builders	0.2
Apparel	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,823,847)	$5,815,382
Affiliated investments (cost $178,432)	178,432
Dividends and interest receivable	17,306
Receivable for fund share sold	6,095
Prepaid expenses	70

Total Assets	6,017,285

LIABILITIES:
Accrued expenses and other liabilities	38,707
Payable for investments purchased	9,946
Affiliated transfer agent fee payable	342
Distribution fee payable	161
Advisory fees payable	112
Payable for fund share repurchased	54

Total Liabilities	49,322

NET ASSETS	$5,967,963

Net assets were comprised of:
Paid-in capital	$6,037,465
Retained earnings.	(69,502)

Net assets, June 30, 2016	$5,967,963

Net asset value and redemption price per share, $5,967,963 / 607,653 outstanding shares of beneficial interest	$9.82

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$39,251
Interest income	26,818
Affiliated dividend income	444

66,513

EXPENSES
Advisory fees	20,749
Distribution fee	7,010
Custodian and accounting fees	23,000
Audit fee	20,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	1,000
Miscellaneous	4,189

Total expenses	89,948
Less: advisory fee waivers and/or expense reimbursement	(59,946)

Net expenses	30,002

NET INVESTMENT INCOME (LOSS)	36,511

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	(80,099)
Net change in unrealized appreciation (depreciation) on investments	112,944

NET GAIN (LOSS) ON INVESTMENTS	32,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,356

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$36,511	$24,301
Net realized gain (loss) on investment transactions	(80,099)	(41,750)
Net change in unrealized appreciation (depreciation) on investments	112,944	(121,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,356	(138,858)

FUND SHARE TRANSACTIONS:
Fund share sold [65,215 and 555,505 shares, respectively]	619,382	5,542,286
Fund share repurchased [10,188 and 2,879 shares, respectively]	(95,792)	(28,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	523,590	5,513,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	592,946	5,375,017
NET ASSETS:
Beginning of period	5,375,017	—

End of period	$5,967,963	$5,375,017

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 80.2%
UNAFFILIATED FUND — 21.3%
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (cost $1,700,925)	1,700,925	$1,700,925

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 13.1%
Canadian Treasury Bills (Canada)
0.444%	08/25/16	CAD	381	294,685
German Treasury Bills (Germany)
0.540%	08/10/16	EUR	375	416,431
United Kingdom Treasury Bills (United Kingdom)
0.481%	07/25/16	GBP	250	332,730

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,061,568)				1,043,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 45.8%
U.S. Treasury Bills
0.169%	07/21/16	1,160	$1,159,865
0.320%	07/21/16	2,200	2,199,732
0.390%	07/21/16	300	299,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,659,438)			3,659,561

TOTAL INVESTMENTS — 80.2% (cost $6,421,931)			6,404,332
Other assets in excess of liabilities(z) — 19.8%			1,578,162

NET ASSETS — 100.0%			$7,982,494

See the Glossary for abbreviations used in semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	Barclays Capital Group	AUD	510	$375,609	$379,194	$3,585
Expiring 09/21/16	Barclays Capital Group	AUD	259	192,203	192,373	170
Expiring 09/21/16	Morgan Stanley	AUD	4,511	3,233,694	3,353,883	120,189
Expiring 09/21/16	Morgan Stanley	AUD	178	132,654	132,574	(80)
Expiring 09/21/16	Morgan Stanley	AUD	88	65,089	65,714	625
British Pound,
Expiring 09/21/16	Barclays Capital Group	GBP	638	854,690	849,598	(5,092)
Expiring 09/21/16	Barclays Capital Group	GBP	231	309,263	307,444	(1,819)
Expiring 09/21/16	Morgan Stanley	GBP	807	1,168,839	1,074,862	(93,977)
Expiring 09/21/16	Morgan Stanley	GBP	701	1,032,438	933,907	(98,531)
Expiring 09/21/16	Morgan Stanley	GBP	671	901,617	893,720	(7,897)
Expiring 09/21/16	Morgan Stanley	GBP	121	161,547	160,871	(676)
Expiring 09/21/16	Morgan Stanley	GBP	93	135,242	123,525	(11,717)
Expiring 09/21/16	Morgan Stanley	GBP	56	79,215	74,366	(4,849)
Canadian Dollar,
Expiring 09/21/16	Barclays Capital Group	CAD	981	751,406	759,383	7,977
Expiring 09/21/16	Barclays Capital Group	CAD	664	516,862	513,690	(3,172)
Expiring 09/21/16	Barclays Capital Group	CAD	172	135,290	133,289	(2,001)
Expiring 09/21/16	Morgan Stanley	CAD	1,159	892,030	897,509	5,479
Expiring 09/21/16	Morgan Stanley	CAD	552	423,047	427,041	3,994
Expiring 09/21/16	Morgan Stanley	CAD	350	271,648	271,054	(594)
Expiring 09/21/16	Morgan Stanley	CAD	201	158,699	155,788	(2,911)
Euro,
Expiring 09/21/16	Barclays Capital Group	EUR	1,052	1,168,901	1,171,397	2,496
Expiring 09/21/16	Barclays Capital Group	EUR	788	877,594	877,118	(476)
Expiring 09/21/16	Barclays Capital Group	EUR	567	636,170	631,409	(4,761)
Expiring 09/21/16	Barclays Capital Group	EUR	304	341,294	338,697	(2,597)
Expiring 09/21/16	Morgan Stanley	EUR	2,803	3,141,023	3,119,949	(21,074)
Expiring 09/21/16	Morgan Stanley	EUR	402	454,647	447,512	(7,135)
Expiring 09/21/16	Morgan Stanley	EUR	269	305,875	298,988	(6,887)
Expiring 09/21/16	Morgan Stanley	EUR	260	291,871	289,774	(2,097)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/21/16	Morgan Stanley	EUR	197	$223,434	$218,836	$(4,598)
Expiring 09/21/16	Morgan Stanley	EUR	190	213,245	211,425	(1,820)
Japanese Yen,
Expiring 09/21/16	Barclays Capital Group	JPY	366,331	3,371,804	3,557,984	186,180
Expiring 09/21/16	Barclays Capital Group	JPY	28,415	267,437	275,978	8,541
Expiring 09/21/16	Morgan Stanley	JPY	43,447	399,008	421,981	22,973
Expiring 09/21/16	Morgan Stanley	JPY	42,328	400,127	411,110	10,983
Expiring 09/21/16	Morgan Stanley	JPY	42,253	396,917	410,384	13,467
New Zealand Dollar,
Expiring 09/21/16	Barclays Capital Group	NZD	636	444,636	451,794	7,158
Expiring 09/21/16	Barclays Capital Group	NZD	487	345,021	346,031	1,010
Expiring 09/21/16	Morgan Stanley	NZD	2,613	1,748,158	1,857,817	109,659
Expiring 09/21/16	Morgan Stanley	NZD	379	261,278	269,726	8,448
Expiring 09/21/16	Morgan Stanley	NZD	313	219,823	222,236	2,413
Expiring 09/21/16	Morgan Stanley	NZD	235	167,085	167,323	238
Norwegian Krone,
Expiring 09/21/16	Barclays Capital Group	NOK	34,551	4,166,016	4,127,933	(38,083)
Expiring 09/21/16	Barclays Capital Group	NOK	2,393	287,678	285,861	(1,817)
Expiring 09/21/16	Barclays Capital Group	NOK	1,798	216,009	214,772	(1,237)
Expiring 09/21/16	Barclays Capital Group	NOK	1,312	158,793	156,765	(2,028)
Expiring 09/21/16	Morgan Stanley	NOK	5,262	621,809	628,683	6,874
Expiring 09/21/16	Morgan Stanley	NOK	4,193	502,919	500,968	(1,951)
Expiring 09/21/16	Morgan Stanley	NOK	1,422	174,145	169,935	(4,210)
Singapore Dollar,
Expiring 09/21/16	Barclays Capital Group	SGD	828	616,423	614,242	(2,181)
Expiring 09/21/16	Barclays Capital Group	SGD	119	87,452	87,965	513
Expiring 09/21/16	Morgan Stanley	SGD	407	300,106	301,996	1,890
Expiring 09/21/16	Morgan Stanley	SGD	138	101,439	102,406	967
Swedish Krona,
Expiring 09/21/16	Barclays Capital Group	SEK	3,113	379,008	369,306	(9,702)
Expiring 09/21/16	Barclays Capital Group	SEK	1,652	203,325	195,958	(7,367)
Expiring 09/21/16	Barclays Capital Group	SEK	1,075	131,065	127,501	(3,564)
Expiring 09/21/16	Barclays Capital Group	SEK	910	107,360	107,967	607
Expiring 09/21/16	Barclays Capital Group	SEK	411	49,677	48,777	(900)
Expiring 09/21/16	Morgan Stanley	SEK	7,106	860,383	843,009	(17,374)
Expiring 09/21/16	Morgan Stanley	SEK	6,459	764,413	766,213	1,800
Expiring 09/21/16	Morgan Stanley	SEK	2,169	262,122	257,338	(4,784)
Expiring 09/21/16	Morgan Stanley	SEK	1,853	224,254	219,877	(4,377)

				$37,680,826	$37,824,726	143,900

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	Barclays Capital Group	AUD	1,478	$1,065,530	$1,098,998	$(33,468)
Expiring 09/21/16	Barclays Capital Group	AUD	1,475	1,086,900	1,096,638	(9,738)
Expiring 09/21/16	Barclays Capital Group	AUD	1,381	989,679	1,026,528	(36,849)
Expiring 09/21/16	Barclays Capital Group	AUD	423	311,134	314,423	(3,289)
Expiring 09/21/16	Morgan Stanley	AUD	985	728,001	732,605	(4,604)
Expiring 09/21/16	Morgan Stanley	AUD	927	679,870	689,206	(9,336)
Expiring 09/21/16	Morgan Stanley	AUD	816	607,033	606,584	449
Expiring 09/21/16	Morgan Stanley	AUD	582	428,749	432,874	(4,125)
Expiring 09/21/16	Morgan Stanley	AUD	571	409,740	424,782	(15,042)
Expiring 09/21/16	Morgan Stanley	AUD	460	341,301	342,351	(1,050)
Expiring 09/21/16	Morgan Stanley	AUD	374	266,687	277,763	(11,076)
Expiring 09/21/16	Morgan Stanley	AUD	363	261,387	269,515	(8,128)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/21/16	Morgan Stanley	AUD	159	$117,508	$118,311	$(803)
British Pound,
Expiring 09/21/16	Barclays Capital Group	GBP	2,308	3,348,448	3,074,874	273,574
Canadian Dollar,
Expiring 09/21/16	Barclays Capital Group	CAD	735	565,692	569,028	(3,336)
Expiring 09/21/16	Barclays Capital Group	CAD	343	265,107	265,557	(450)
Expiring 09/21/16	Barclays Capital Group	CAD	183	141,155	141,264	(109)
Expiring 09/21/16	Morgan Stanley	CAD	1,159	900,312	897,494	2,818
Expiring 09/21/16	Morgan Stanley	CAD	871	680,582	674,073	6,509
Expiring 09/21/16	Morgan Stanley	CAD	539	412,225	416,850	(4,625)
Expiring 09/21/16	Morgan Stanley	CAD	419	320,863	324,660	(3,797)
Expiring 09/21/16	Morgan Stanley	CAD	266	205,315	205,637	(322)
Expiring 09/21/16	Morgan Stanley	CAD	131	100,005	101,413	(1,408)
Euro,
Expiring 09/21/16	Morgan Stanley	EUR	1,250	1,407,889	1,390,942	16,947
Expiring 09/21/16	Morgan Stanley	EUR	1,171	1,332,559	1,303,143	29,416
Expiring 09/21/16	Morgan Stanley	EUR	799	909,250	888,906	20,344
Expiring 09/21/16	Morgan Stanley	EUR	413	457,063	459,566	(2,503)
Expiring 09/21/16	Morgan Stanley	EUR	397	440,105	442,104	(1,999)
Expiring 09/21/16	Morgan Stanley	EUR	45	50,407	50,095	312
Japanese Yen,
Expiring 09/21/16	Barclays Capital Group	JPY	63,465	578,666	616,400	(37,734)
Expiring 09/21/16	Barclays Capital Group	JPY	11,651	114,159	113,156	1,003
Expiring 09/21/16	Barclays Capital Group	JPY	11,401	111,217	110,727	490
Expiring 09/21/16	Barclays Capital Group	JPY	5,438	50,187	52,816	(2,629)
Expiring 09/21/16	Morgan Stanley	JPY	89,793	822,029	872,113	(50,084)
Expiring 09/21/16	Morgan Stanley	JPY	55,883	549,560	542,763	6,797
Expiring 09/21/16	Morgan Stanley	JPY	45,204	416,261	439,040	(22,779)
Expiring 09/21/16	Morgan Stanley	JPY	34,654	312,489	336,572	(24,083)
Expiring 09/21/16	Morgan Stanley	JPY	33,186	309,681	322,314	(12,633)
Expiring 09/21/16	Morgan Stanley	JPY	22,991	226,304	223,298	3,006
Expiring 09/21/16	Morgan Stanley	JPY	17,860	171,262	173,463	(2,201)
New Zealand Dollar,
Expiring 09/21/16	Barclays Capital Group	NZD	2,958	2,000,810	2,102,728	(101,918)
Expiring 09/21/16	Barclays Capital Group	NZD	746	526,334	530,208	(3,874)
Expiring 09/21/16	Barclays Capital Group	NZD	695	490,243	494,313	(4,070)
Expiring 09/21/16	Barclays Capital Group	NZD	290	193,970	206,426	(12,456)
Expiring 09/21/16	Barclays Capital Group	NZD	267	187,343	189,824	(2,481)
Expiring 09/21/16	Morgan Stanley	NZD	1,347	949,549	957,482	(7,933)
Expiring 09/21/16	Morgan Stanley	NZD	701	491,300	498,425	(7,125)
Expiring 09/21/16	Morgan Stanley	NZD	488	328,806	346,660	(17,854)
Norwegian Krone,
Expiring 09/21/16	Morgan Stanley	NOK	42,721	5,127,113	5,103,980	23,133
Expiring 09/21/16	Morgan Stanley	NOK	4,330	516,868	517,372	(504)
Expiring 09/21/16	Morgan Stanley	NOK	2,944	347,453	351,750	(4,297)
Expiring 09/21/16	Morgan Stanley	NOK	549	64,296	65,533	(1,237)
Singapore Dollar,
Expiring 09/21/16	Barclays Capital Group	SGD	2,050	1,478,908	1,520,578	(41,670)
Expiring 09/21/16	Morgan Stanley	SGD	756	556,837	560,365	(3,528)
Expiring 09/21/16	Morgan Stanley	SGD	601	444,148	445,695	(1,547)
Expiring 09/21/16	Morgan Stanley	SGD	464	339,999	343,951	(3,952)
Expiring 09/21/16	Morgan Stanley	SGD	427	308,975	316,565	(7,590)
Expiring 09/21/16	Morgan Stanley	SGD	417	308,201	309,043	(842)
Expiring 09/21/16	Morgan Stanley	SGD	343	249,094	254,662	(5,568)
Expiring 09/21/16	Morgan Stanley	SGD	318	230,962	236,031	(5,069)
Expiring 09/21/16	Morgan Stanley	SGD	311	228,565	230,513	(1,948)
Expiring 09/21/16	Morgan Stanley	SGD	286	207,065	211,832	(4,767)
Expiring 09/21/16	Morgan Stanley	SGD	260	193,042	192,936	106

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar (continued),
Expiring 09/21/16	Morgan Stanley	SGD	256	$188,545	$189,867	$(1,322)
Expiring 09/21/16	Morgan Stanley	SGD	229	166,064	169,712	(3,648)
Swedish Krona,
Expiring 09/21/16	Barclays Capital Group	SEK	21,419	2,582,997	2,540,973	42,024
Expiring 09/21/16	Barclays Capital Group	SEK	1,646	203,376	195,211	8,165
Expiring 09/21/16	Morgan Stanley	SEK	4,669	562,844	553,845	8,999
Expiring 09/21/16	Morgan Stanley	SEK	4,234	499,363	502,277	(2,914)
Expiring 09/21/16	Morgan Stanley	SEK	3,754	462,830	445,374	17,456
Expiring 09/21/16	Morgan Stanley	SEK	2,131	258,306	252,822	5,484
Expiring 09/21/16	Morgan Stanley	SEK	1,711	201,990	202,946	(956)

				$43,388,507	$43,478,745	(90,238)

						$53,662

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$1,700,925	$—	$—
Foreign Treasury Obligations	—	1,043,846	—
U.S. Treasury Obligations	—	3,659,561	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	53,662	—

Total	$1,700,925	$4,757,069	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	45.8%
Unaffiliated Fund	21.3
Foreign Treasury Obligations	13.1

80.2
Other assets in excess of liabilities	19.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$995,268	Unrealized depreciation on OTC forward foreign currency exchange contracts	$941,606

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$524,466

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$(43,539)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average value at settlement date for forward foreign currency exchange purchase and sale contracts was $33,800,108 and $40,407,702, respectively.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$543,493	$(380,868)	$—	$162,625
Morgan Stanley	451,775	(451,775)	—	—

	$995,268

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$(380,868)	$380,868	$—	$—
Morgan Stanley	(560,738)	451,775	108,963	—

	$(941,606)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $6,421,931)	$6,404,332
Foreign currency, at value (cost $1,517,695)	1,558,092
Unrealized appreciation on OTC forward foreign currency exchange contracts	995,268
Dividends and interest receivable	354
Receivable for fund share sold	270
Prepaid expenses	70

Total Assets	8,958,386

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency exchange contracts	941,606
Accrued expenses and other liabilities	30,232
Advisory fees payable	3,372
Affiliated transfer agent fee payable	342
Distribution fee payable	218
Payable for fund share repurchased	122

Total Liabilities	975,892

NET ASSETS	$7,982,494

Net assets were comprised of:
Paid-in capital	$7,890,207
Retained earnings	92,287

Net assets, June 30, 2016	$7,982,494

Net asset value and redemption price per share, $7,982,494 / 798,664 outstanding shares of beneficial interest	$9.99

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$7,159
Affiliated dividend income	3,815
Unaffiliated dividend income	1,052

12,026

EXPENSES
Advisory fees	29,688
Distribution fee	8,915
Custodian and accounting fees	16,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,902

Total expenses	90,505
Less: advisory fee waivers and/or expense reimbursement	(46,998)

Net expenses	43,507

NET INVESTMENT INCOME (LOSS)	(31,481)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(245)
Foreign currency transactions	502,560

502,315

Net change in unrealized appreciation (depreciation) on:
Investments	46,438
Foreign currencies	(2,816)

43,622

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	545,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$514,456

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(31,481)	$(40,959)
Net realized gain (loss) on investment and foreign currency transactions	502,315	(351,570)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,622	104,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	514,456	(288,092)

FUND SHARE TRANSACTIONS:
Fund share sold [202,805 and 128,416 shares, respectively].	1,995,300	1,166,005
Fund share repurchased [8,007 and 61,275 shares, respectively]	(78,484)	(560,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,916,816	605,839

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,431,272	317,747
NET ASSETS:
Beginning of period	5,551,222	5,233,475

End of period	$7,982,494	$5,551,222

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 66.8%
COMMON STOCKS — 43.8%	Shares	Value (Note 2)
China — 1.1%
China Life Insurance Co. Ltd. (Class H Stock)	37,000	$79,776
China Mobile Ltd.	1,500	17,331
China Telecom Corp. Ltd., ADR	1,095	49,264
Kunlun Energy Co. Ltd.	81,500	67,823

		214,194

Denmark — 0.2%
FLSmidth & Co. A/S	810	28,924

France — 3.4%
AXA SA	5,160	102,027
BNP Paribas SA	2,860	125,427
Cie Generale des Etablissements Michelin	810	76,335
Credit Agricole SA	9,810	82,472
Sanofi	1,590	132,102
Technip SA	20	1,082
TOTAL SA	2,680	128,523

		647,968

Germany — 2.4%
Deutsche Lufthansa AG	11,840	139,210
Merck KGaA	1,290	131,120
METRO AG	1,800	55,361
Siemens AG	1,220	125,198

		450,889

Ireland — 0.6%
CRH PLC	4,142	120,700

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	3,916	196,701

Italy — 0.9%
Eni SpA	6,048	97,417
UniCredit SpA	36,420	80,097

		177,514

Japan — 1.7%
Konica Minolta, Inc.	2,600	18,940
Nissan Motor Co. Ltd.	12,500	111,554
SoftBank Group Corp.	2,000	113,104
Toshiba Corp.*	27,000	73,548

		317,146

Netherlands — 2.4%
Aegon NV	18,408	72,939
Akzo Nobel NV	940	58,394
ING Groep NV, CVA	9,470	97,976
Royal Dutch Shell PLC (Class A Stock)	118	3,241
Royal Dutch Shell PLC (Class B Stock)	8,368	231,197

		463,747

Portugal — 0.5%
Galp Energia SGPS SA	7,310	101,670

Russia — 0.1%
MMC Norilsk Nickel PJSC, ADR	1,934	25,489

Singapore — 1.1%
DBS Group Holdings Ltd.	6,000	70,746
Singapore Telecommunications Ltd.	44,500	137,444

		208,190

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea — 3.1%
Hyundai Motor Co.	1,206	$142,660
KB Financial Group, Inc., ADR	3,372	95,967
Samsung Electronics Co. Ltd.	287	357,416

		596,043

Spain — 0.6%
Telefonica SA	12,148	115,331

Sweden — 0.5%
Getinge AB (Class B Stock)	2,960	61,112
Telefonaktiebolaget LM Ericsson (Class B Stock)	4,990	38,336

		99,448

Switzerland — 2.1%
Credit Suisse Group AG*	8,755	93,262
Glencore PLC*	58,490	120,556
Roche Holding AG	530	139,856
UBS Group AG	2,950	38,278

		391,952

Thailand — 0.1%
Bangkok Bank PCL, NVDR	1,800	8,149

Turkey — 0.3%
Turkcell Iletisim Hizmetleri A/S, ADR*	4,953	45,320

United Kingdom — 5.1%
BAE Systems PLC	14,299	100,102
Barclays PLC	36,800	68,444
BP PLC	24,666	144,384
GlaxoSmithKline PLC	2,632	56,523
HSBC Holdings PLC	20,000	122,486
Kingfisher PLC	11,237	48,264
Serco Group PLC*	6,758	10,057
Sky PLC	7,561	85,919
Standard Chartered PLC	19,335	146,695
Tesco PLC*	43,433	102,007
Vodafone Group PLC	29,980	91,405

		976,286

United States — 16.6%
Allergan PLC*	642	148,360
Alphabet, Inc. (Class A Stock)*	190	133,671
American International Group, Inc.	2,400	126,936
Amgen, Inc.	1,160	176,494
Apache Corp.	1,930	107,443
Apple, Inc.	450	43,020
Baker Hughes, Inc.	1,630	73,562
Capital One Financial Corp.	2,100	133,371
Chesapeake Energy Corp.*	13,130	56,196
Chevron Corp.	420	44,029
Cisco Systems, Inc.	4,050	116,195
Citigroup, Inc.	4,860	206,015
Comcast Corp. (Class A Stock)	2,930	191,007
Eli Lilly & Co.	1,120	88,200
Gilead Sciences, Inc.	940	78,415
Halliburton Co.	2,880	130,435
Hewlett Packard Enterprise Co.	2,180	39,829
HP, Inc.	2,340	29,367
JPMorgan Chase & Co.	2,460	152,864
Medtronic PLC	1,060	91,976
Michael Kors Holdings Ltd.*	1,250	61,850

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Microsoft Corp.	3,780	$193,423
Morgan Stanley	4,290	111,454
Navistar International Corp.*	3,890	45,474
Oracle Corp.	4,220	172,725
QIAGEN NV*	2,290	49,904
SunTrust Banks, Inc.	3,760	154,461
Twenty-First Century Fox, Inc. (Class A Stock)	3,420	92,511
United Parcel Service, Inc. (Class B Stock)	960	103,411

		3,152,598

TOTAL COMMON STOCKS (cost $9,222,057)		8,338,259

EXCHANGE TRADED FUNDS — 1.1%
iShares 7-10 Year Treasury Bond ETF	830	93,765
iShares Barclays 1-3 Year Treasury Bond Fund ETF	796	67,915
iShares Russell 2000 ETF	310	35,641

TOTAL EXCHANGE TRADED FUNDS (cost $194,292)		197,321

PREFERRED STOCK — 0.1%
Brazil
Petroleo Brasileiro SA (PRFC), ADR* (cost $26,052)	4,260	24,751

UNAFFILIATED FUND — 21.8%
Franklin Strategic Series — Franklin Strategic Income Fund (Class R6) (cost $4,337,606)	440,486	4,144,968

TOTAL LONG-TERM INVESTMENTS (cost $13,780,007)		12,705,299

SHORT-TERM INVESTMENT — 32.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $6,174,477)(w)(Note 4)	6,174,477	6,174,477

TOTAL INVESTMENTS — 99.2% (cost $19,954,484)		18,879,776
Other assets in excess of liabilities(z) — 0.8%		150,748

NET ASSETS — 100.0%		$19,030,524

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Sep. 2016	$3,056,703	$3,070,594	$13,891
17	Euro STOXX 50 Index	Sep. 2016	526,545	538,619	12,074
3	Russell 2000 Mini Index	Sep. 2016	343,275	344,220	945

					26,910

Short Positions:
5	10 Year U.S. Treasury Notes	Sep. 2016	650,813	664,923	(14,110)
11	Mini MSCI Emerging Markets Index	Sep. 2016	437,195	459,085	(21,890)
25	S&P 500 E-Mini Index	Sep. 2016	2,587,375	2,612,750	(25,375)

					(61,375)

					$(34,465)

Cash of $184,967 has been segregated with JPMorgan Chase to cover requirements for open contracts at June 30, 2016.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	05/24/17	254	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$(10,992)	$—	$(10,992)
Barclays Capital Group	05/24/17	525	Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.7%	(3,045)	—	(3,045)
Societe Generale	04/24/17	450	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.005%	(23,233)	—	(23,233)

				$(37,270)	$—	$(37,270)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China	$49,264	$164,930	$—
Denmark	—	28,924	—
France	—	647,968	—
Germany	—	450,889	—
Ireland	—	120,700	—
Israel	196,701	—	—
Italy	—	177,514	—
Japan	—	317,146	—
Netherlands	—	463,747	—
Portugal	—	101,670	—
Russia	25,489	—	—
Singapore	—	208,190	—
South Korea	95,967	500,076	—
Spain	—	115,331	—
Sweden	—	99,448	—
Switzerland	—	391,952	—
Thailand	—	8,149	—
Turkey	45,320	—	—
United Kingdom	—	976,286	—
United States	3,102,694	49,904	—
Exchange Traded Funds	197,321	—	—
Preferred Stock
Brazil	24,751	—	—
Unaffiliated Fund	4,144,968	—	—
Affiliated Mutual Fund	6,174,477	—	—
Other Financial Instruments*
Futures Contracts	(34,465)	—	—
OTC Total Return Swap Agreements	—	(37,270)	—

Total	$14,022,487	$4,785,554	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Fund	32.4%
Unaffiliated Fund	21.8
Banks	7.4
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.7
Technology Hardware, Storage & Peripherals	2.6
Insurance	2.0
Media	1.9
Software	1.9
Diversified Telecommunication Services	1.6
Wireless Telecommunication Services	1.4
Biotechnology	1.3
Automobiles	1.3
Capital Markets	1.3
Energy Equipment & Services	1.1
Industrial Conglomerates	1.1
Exchange Traded Funds	1.1
Food & Staples Retailing	0.8

Communications Equipment	0.8%
Health Care Equipment & Supplies	0.8
Metals & Mining	0.8
Airlines	0.7
Internet Software & Services	0.7
Consumer Finance	0.7
Construction Materials	0.6
Air Freight & Logistics	0.5
Aerospace & Defense	0.4
Auto Components	0.4
Textiles, Apparel & Luxury Goods	0.3
Chemicals	0.3
Life Sciences Tools & Services	0.3
Specialty Retail	0.3
Machinery	0.2
Construction & Engineering	0.2
Commercial Services & Supplies	0.2

99.2
Other assets in excess of liabilities	0.8

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$37,270
Equity contracts	Due from/to broker-variation margin futures	13,019	*	Due from/to broker-variation margin futures	47,265	*
Interest rate contracts	Due from/to broker-variation margin futures	13,891	*	Due from/to broker-variation margin futures	14,110	*

Total		$26,910			$98,645

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Equity contracts	$(219,797)	$23,831	$(195,966)
Interest rate contracts	853	—	853

Total	$(218,944)	$23,831	$(195,113)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Equity contracts	$(31,649)	$(34,136)	$(65,785)
Interest rate contracts	2,843	—	2,843

Total	$(28,806)	$(34,136)	$(62,942)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Total Return Swap Agreements(2)
$4,292,333	$3,274,349	$1,213

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Societe Generale	—	—	—	—

$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$(14,037)	$—	$—	$(14,037)
Societe Generale	(23,233)	—	—	(23,233)

	$(37,270)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $13,780,007)	$12,705,299
Affiliated investments (cost $6,174,477)	6,174,477
Foreign currency, at value (cost $5,399)	5,395
Deposit with Broker for futures	184,967
Receivable for fund share sold	51,799
Dividends receivable	13,315
Tax reclaim receivable	12,684
Prepaid expenses	70

Total Assets	19,148,006

LIABILITIES:
Accrued expenses and other liabilities	51,238
Unrealized depreciation on OTC swap agreements	37,270
Due to broker-variation margin futures	19,559
Payable for investments purchased	5,174
Advisory fees payable	3,380
Distribution fee payable	519
Affiliated transfer agent fee payable	342

Total Liabilities	117,482

NET ASSETS	$19,030,524

Net assets were comprised of:
Paid-in capital	$20,111,218
Retained earnings	(1,080,694)

Net assets, June 30, 2016	$19,030,524

Net asset value and redemption price per share, $19,030,524 / 2,071,340 outstanding shares of beneficial interest	$9.19

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $14,083, of which $929 is reimbursable by an affiliate)	$208,416
Affiliated dividend income	15,738

224,154

EXPENSES
Advisory fees	69,120
Distribution fee	22,083
Custodian and accounting fees	39,000
Audit fee	19,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	10,992

Total expenses	175,195
Less: advisory fee waivers and/or expense reimbursement	(80,600)

Net expenses	94,595

NET INVESTMENT INCOME (LOSS)	129,559

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(82,069)
Futures transactions	(218,944)
Swap agreements transactions	23,831
Foreign currency transactions	(2,483)

(279,665)

Net change in unrealized appreciation (depreciation) on:
Investments	(108,855)
Futures	(28,806)
Swap agreements	(34,136)
Foreign currencies	(176)

(171,973)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(451,638)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(322,079)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$129,559	$118,904
Net realized gain (loss) on investment and foreign currency transactions	(279,665)	41,904
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(171,973)	(753,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(322,079)	(592,860)

FUND SHARE TRANSACTIONS:
Fund share sold [345,464 and 1,410,706 shares, respectively]	3,162,152	13,634,692
Fund share repurchased [76,329 and 332,190 shares, respectively]	(704,669)	(3,190,833)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,457,483	10,443,859

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,135,404	9,850,999
NET ASSETS:
Beginning of period	16,895,120	7,044,121

End of period	$19,030,524	$16,895,120

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 72.7%
AFFILIATED MUTUAL FUND — 2.8%	Shares	Value (Note 2)
AST Goldman Sachs Strategic Income Portfolio* (cost $637,083)(w)	65,657	$615,866

EXCHANGE TRADED FUNDS — 27.8%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	26,532	1,126,283
iShares Core MSCI EAFE ETF	64,972	3,371,397
iShares Core MSCI Emerging Markets ETF	17,420	728,679
iShares Global Infrastructure ETF	21,823	883,177

TOTAL EXCHANGE TRADED FUNDS (cost $6,244,547)		6,109,536

UNAFFILIATED FUNDS — 42.1%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	71,382	640,301
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	167,039	1,790,656
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	102,507	1,305,938
Goldman Sachs Emerging Markets Equity Fund	30,517	487,969
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	76,567	603,349
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	23,007	197,401
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	33,738	323,545
Goldman Sachs High Yield Fund (Institutional Shares)	27,617	171,777
Goldman Sachs International Real Estate Securities Fund	66,377	396,272
Goldman Sachs International Small Cap Insights Fund	156,019	1,577,349
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	119,188	773,533

UNAFFILIATED FUNDS (continued)	Shares	Value (Note 2)
Goldman Sachs Long Short Fund	19,878	$167,972
Goldman Sachs Managed Futures Strategy Fund	33,163	346,225
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	21,523	466,845

TOTAL UNAFFILIATED FUNDS (cost $9,170,650)		9,249,132

TOTAL LONG-TERM INVESTMENTS (cost $16,052,280)		15,974,534

SHORT-TERM INVESTMENT — 26.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,778,597)(w) (Note 4)	5,778,597	5,778,597

TOTAL INVESTMENTS — 99.0% (cost $21,830,877)		21,753,131
Other assets in excess of liabilities(z) — 1.0%		218,550

NET ASSETS — 100.0%		$21,971,681

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Deprecation)
Long Positions:
2	Euro STOXX 50 Index	Sep. 2016	$64,438	$63,367	$(1,071)
3	Russell 2000 Mini Index	Sep. 2016	347,745	344,220	(3,525)
37	S&P 500 E-Mini Index	Sep. 2016	3,861,320	3,866,870	5,550
26	SGX Nifty 50 Index	Jul. 2016	422,649	433,446	10,797

					11,751

Short Positions:
3	20 Year U.S. Treasury Bonds	Sep. 2016	487,984	517,031	(29,047)
2	30 Year Euro BUXL	Sep. 2016	398,406	435,378	(36,972)

					(66,019)

					$(54,268)

Cash of $252,415 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	JPMorgan Chase	AUD	180	$133,280	$133,835	$555
British Pound,
Expiring 09/21/16	Deutsche Bank AG	GBP	90	132,220	119,912	(12,308)
Expiring 09/21/16	Morgan Stanley	GBP	85	122,731	113,250	(9,481)
Chinese Renminbi,
Expiring 09/21/16	Morgan Stanley	CNH	10	1,511	1,495	(16)
Colombian Peso,
Expiring 09/21/16	JPMorgan Chase	COP	396,000	132,220	133,166	946
Indian Rupee,
Expiring 09/21/16	Morgan Stanley	INR	26,000	380,479	379,618	(861)
Expiring 09/21/16	Morgan Stanley	INR	500	7,279	7,301	22
Indonesian Rupiah,
Expiring 09/21/16	UBS AG	IDR	3,510,000	252,518	261,700	9,182
Japanese Yen,
Expiring 09/21/16	Deutsche Bank AG	JPY	1,000	9,641	9,712	71
New Zealand Dollar,
Expiring 09/21/16	Deutsche Bank AG	NZD	10	7,082	7,109	27
Polish Zloty,
Expiring 09/21/16	Standard Chartered PLC	PLN	510	129,478	129,022	(456)
Russian Ruble,
Expiring 09/21/16	Deutsche Bank AG	RUB	8,500	123,287	129,987	6,700
Singapore Dollar,
Expiring 09/21/16	Morgan Stanley	SGD	10	7,249	7,417	168
South African Rand,
Expiring 09/21/16	Standard Chartered PLC	ZAR	2,030	127,002	135,482	8,480
Swedish Krona,
Expiring 09/21/16	Bank of America	SEK	75	8,862	8,897	35
Expiring 09/21/16	Standard Chartered PLC	SEK	1,050	126,433	124,565	(1,868)
Swiss Franc,
Expiring 09/21/16	Deutsche Bank AG	CHF	10	10,446	10,290	(156)
Turkish Lira,
Expiring 09/21/16	Standard Chartered PLC	TRY	380	125,790	129,533	3,743

				$1,837,508	$1,842,291	4,783

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	State Street Bank	AUD	700	$503,793	$520,463	$(16,670)
Expiring 09/21/16	State Street Bank	AUD	180	129,547	133,833	(4,286)
British Pound,
Expiring 09/21/16	Deutsche Bank AG	GBP	95	125,888	126,574	(686)
Expiring 09/21/16	Standard Chartered PLC	GBP	960	1,385,739	1,279,064	106,675
Expiring 09/21/16	Standard Chartered PLC	GBP	175	252,609	233,163	19,446
Chinese Renminbi,
Expiring 09/21/16	Citigroup Global Markets	CNH	1,670	251,764	249,691	2,073
Expiring 09/21/16	Deutsche Bank AG	CNH	30	4,483	4,485	(2)
Expiring 09/21/16	JPMorgan Chase	CNH	10	1,514	1,495	19
Expiring 09/21/16	Morgan Stanley	CNH	40	6,031	5,980	51
Colombian Peso,
Expiring 09/21/16	Standard Chartered PLC	COP	396,000	124,196	133,166	(8,970)
Danish Krone,
Expiring 09/21/16	Barclays Capital Group	DKK	960	144,731	143,699	1,032
Expiring 09/21/16	Morgan Stanley	DKK	20	3,017	2,994	23

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro,
Expiring 09/21/16	Morgan Stanley	EUR	120	$134,621	$133,587	$1,034
Expiring 09/21/16	Morgan Stanley	EUR	40	44,874	44,529	345
Expiring 09/21/16	Standard Chartered PLC	EUR	1,910	2,140,082	2,126,242	13,840
Hong Kong Dollar,
Expiring 09/21/16	Standard Chartered PLC	HKD	1,670	215,178	215,477	(299)
Expiring 09/21/16	Standard Chartered PLC	HKD	50	6,442	6,451	(9)
Hungarian Forint,
Expiring 09/21/16	Bank of America	HUF	2,000	7,008	7,028	(20)
Expiring 09/21/16	Standard Chartered PLC	HUF	36,000	128,233	126,508	1,725
Indian Rupee,
Expiring 09/21/16	Morgan Stanley	INR	9,000	131,349	131,407	(58)
Indonesian Rupiah,
Expiring 09/21/16	Morgan Stanley	IDR	90,000	6,708	6,710	(2)
Israeli Shekel,
Expiring 09/21/16	Standard Chartered PLC	ILS	160	41,658	41,543	115
Japanese Yen,
Expiring 09/21/16	Morgan Stanley	JPY	4,000	36,615	38,850	(2,235)
Expiring 09/21/16	Standard Chartered PLC	JPY	180,000	1,662,894	1,748,245	(85,351)
Expiring 09/21/16	Standard Chartered PLC	JPY	14,000	129,336	135,974	(6,638)
Malaysian Ringgit,
Expiring 09/21/16	Morgan Stanley	MYR	30	7,182	7,399	(217)
Expiring 09/21/16	UBS AG	MYR	510	123,511	125,784	(2,273)
New Taiwanese Dollar,
Expiring 09/21/16	Bank of America	TWD	5,700	174,547	177,028	(2,481)
New Zealand Dollar,
Expiring 09/21/16	State Street Bank	NZD	190	128,904	135,081	(6,177)
Expiring 09/21/16	State Street Bank	NZD	20	13,569	14,219	(650)
Norwegian Krone,
Expiring 09/21/16	Barclays Capital Group	NOK	350	41,901	41,816	85
Russian Ruble,
Expiring 09/21/16	Deutsche Bank AG	RUB	250	3,828	3,823	5
Singapore Dollar,
Expiring 09/21/16	Standard Chartered PLC	SGD	130	94,155	96,417	(2,262)
South African Rand,
Expiring 09/21/16	JPMorgan Chase	ZAR	70	4,636	4,672	(36)
Swedish Krona,
Expiring 09/21/16	Morgan Stanley	SEK	75	9,073	8,898	175
Expiring 09/21/16	Standard Chartered PLC	SEK	1,650	198,680	195,745	2,935
Swiss Franc,
Expiring 09/21/16	Bank of America	CHF	10	10,263	10,290	(27)
Expiring 09/21/16	Morgan Stanley	CHF	10	10,165	10,290	(125)
Expiring 09/21/16	Standard Chartered PLC	CHF	640	649,819	658,591	(8,772)
Expiring 09/21/16	Standard Chartered PLC	CHF	300	304,603	308,715	(4,112)

				$9,393,146	$9,395,926	(2,780)

						$2,003

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,394,463	$—	$—
Exchange Traded Funds	6,109,536	—	—
Unaffiliated Funds	9,249,132	—	—
Other Financial Instruments*
Futures Contracts	(54,268)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,003	—

Total	$21,698,863	$2,003	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Unaffiliated Funds	42.1%
Exchange Traded Funds	27.8
Ultra Short Bond	26.3
Core Bond	2.8

99.0
Other assets in excess of liabilities	1.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$16,347	*	Due from/to broker-variation margin futures	$4,596	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	179,507		Unrealized appreciation on OTC forward foreign currency exchange contracts	177,504
Interest rate contracts	—	—		Due from/to broker-variation margin futures	66,019	*

Total		$195,854			$248,119

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Equity contracts	$(22,660)	$—	$(22,660)
Foreign exchange contracts	—	(185,359)	(185,359)
Interest rate contracts	(9,362)	—	(9,362)

Total	$(32,022)	$(185,359)	$(217,381)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Total
Equity contracts	$13,558	$—	$13,558
Foreign exchange contracts	—	(27,002)	(27,002)
Interest rate contracts	(66,019)	—	(66,019)

Total	$(52,461)	$(27,002)	$(79,463)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follow:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)
$4,855,362	$419,419	$1,813,841	$9,313,711

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$35	$(35)	$—	$—
Barclays Capital Group	1,117	—	—	1,117
Citigroup Global Markets	2,073	—	—	2,073
Deutsche Bank AG	6,803	(6,803)	—	—
JPMorgan Chase.	1,520	(36)	—	1,484
Morgan Stanley	1,818	(1,818)	—	—
Standard Chartered PLC	156,959	(118,737)	—	38,222
State Street Bank	—	—	—	—
UBS AG	9,182	(2,273)	—	6,909

	$179,507

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(2,528)	$35	$—	$(2,493)
Barclays Capital Group	—	—	—	—
Citigroup Capital Markets	—	—	—	—
Deutsche Bank AG	(13,152)	6,803	—	(6,349)
JPMorgan Chase.	(36)	36	—	—
Morgan Stanley	(12,995)	1,818	—	(11,177)
Standard Chartered PLC	(118,737)	118,737	—	—
State Street Bank	(27,783)	—	—	(27,783)
UBS AG	(2,273)	2,273	—	—

	$(177,504)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $15,415,197)	$15,358,668
Affiliated investments (cost $6,415,680)	6,394,463
Deposit with broker for futures	252,415
Unrealized appreciation on OTC forward foreign currency exchange contracts	179,507
Due from broker-variation margin futures	54,340
Dividends receivable	2,506
Prepaid expenses	69

Total Assets	22,241,968

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency exchange contracts	177,504
Accrued expenses and other liabilities	46,784
Payable for fund share repurchased	24,212
Cash segregated from counterparty—OTC	20,000
Advisory fees payable	869
Distribution fee payable	576
Affiliated transfer agent fee payable	342

Total Liabilities	270,287

NET ASSETS	$21,971,681

Net assets were comprised of:
Paid-in capital	$22,304,886
Retained earnings	(333,205)

Net assets, June 30, 2016	$21,971,681

Net asset value and redemption price per share, $21,971,681 / 2,145,900 outstanding shares of beneficial interest	$10.24

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$195,765
Affiliated dividend income	14,407

210,172

EXPENSES
Advisory fees	82,895
Distribution fee	26,484
Custodian and accounting fees	32,000
Audit fee	19,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	4,569

Total expenses	180,948
Less: advisory fee waivers and/or expense reimbursement	(96,698)
Less: distribution fee waiver	(768)

Net expenses	83,482

NET INVESTMENT INCOME (LOSS)	126,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(331,736)
Futures transactions	(32,022)
Foreign currency transactions	(183,697)

(547,455)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(11,164))	585,292
Futures	(52,461)
Foreign currencies	(26,444)

506,387

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(41,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,622

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$126,690	$192,116
Net realized gain (loss) on investment and foreign currency transactions	(547,455)	(372,631)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	506,387	(394,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,622	(575,261)

FUND SHARE TRANSACTIONS:
Fund share sold [405,511 and 1,907,331 shares, respectively]	4,059,819	20,001,047
Fund share repurchased [386,818 and 532,447 shares, respectively]	(3,845,558)	(5,496,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	214,261	14,504,435

TOTAL INCREASE (DECREASE) IN NET ASSETS	299,883	13,929,174
NET ASSETS:
Beginning of period	21,671,798	7,742,624

End of period	$21,971,681	$21,671,798

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.5%
Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 13.1%
Collateralized Debt Obligations — 0.1%
Venture VIII CDO Ltd.,
Series 2007-8A, Class A2A, 144A
0.855%(c)	07/22/21	450	$444,174

Collateralized Loan Obligations — 7.9%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class ACOM, 144A
1.860%(c)	04/18/24	5,950	5,729,850
Cent CLO 21 Ltd. (Cayman Islands),
Series 2014-21A, Class A1B, 144A
2.024%(c)	07/27/26	4,650	4,592,681
Crown Point CLO Ltd. (Cayman Islands),
Series 2012-1A, Class ACOM, 144A
1.965%(c)	11/21/22	807	799,282
Duane Street CLO IV Ltd.,
Series 2007-4A, Class A1R, 144A
0.886%(c)	11/14/21	5,801	5,719,892
Gale Force 3 CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1, 144A
0.873%(c)	04/19/21	2,351	2,333,949
Grayson CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.882%(c)	11/01/21	2,982	2,923,685
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.778%(c)	04/15/25	2,250	2,189,927
Series 2014-1A, Class A1, 144A
2.163%(c)	04/18/26	3,750	3,666,299
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
2.095%(c)	07/21/26	700	695,259
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class ACOM, 144A
1.898%(c)	11/22/23	3,079	3,037,378
OHA Credit Partners VIII Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.754%(c)	04/20/25	7,150	7,066,202
Red River CLO Ltd. (Cayman Islands),
Series -1A, Class A, 144A
0.907%(c)	07/27/18	7	6,571
Shinnecock CLO (Cayman Islands),
Series 2006-1A, Class A2, 144A
1.028%(c)	07/15/18	7,500	7,485,588
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.175%(c)	07/20/28	7,650	7,604,704
Series 2016-1A, Class B1, 144A^
2.925%(c)	07/20/28	1,550	1,546,125
Trinitas CLO I Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.158%(c)	04/15/26	1,700	1,677,275
Zais CLO 1 Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.478%(c)	04/15/26	1,800	1,676,335

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Zais CLO 4 Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.183%(c)	05/10/25	4,300	$4,292,259

			63,043,261

Non-Residential Mortgage-Backed Securities — 3.2%
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 144A
1.438%(c)	02/25/43	1,178	1,151,616
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.384%(c)	10/28/41	1,343	1,274,414
SLM Student Loan Trust,
Series 2003-1, Class A5A, 144A
0.763%(c)	12/15/32	2,982	2,686,710
Series 2005-4, Class A3
0.758%(c)	01/25/27	2,702	2,576,642
Series 2007-1, Class A5
0.728%(c)	01/26/26	2,050	1,989,853
Series 2007-2, Class A4
0.698%(c)	07/25/22	3,150	2,952,991
Series 2008-2, Class A3
1.388%(c)	04/25/23	243	234,210
Series 2008-4, Class A4
2.288%(c)	07/25/22	1,350	1,350,811
Series 2008-5, Class A4
2.338%(c)	07/25/23	4,762	4,763,128
Series 2012-3, Class A
1.103%(c)	12/26/25	3,475	3,342,553
SunTrust Student Loan Trust,
Series 2006-1A, Class A4, 144A
0.824%(c)	10/28/37	3,208	2,930,740

			25,253,668

Residential Mortgage-Backed Securities — 1.9%
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates,
Series 2005-R11, Class M2
0.923%(c)	01/25/36	2,200	1,851,912
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
0.743%(c)	08/25/36	2,400	1,847,258
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
0.648%(c)	10/19/36	3,198	2,601,645
Invitation Homes Trust,
Series 2015-SFR2, Class D, 144A
2.747%(c)	06/17/32	800	784,974
Long Beach Mortgage Loan Trust,
Series 2006-6, Class 2A3
0.603%(c)	07/25/36	4,893	2,067,251
Soundview Home Equity Loan Trust,
Series 2007-NS1, Class A3
0.653%(c)	01/25/37	2,200	1,937,939

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1
0.703%(c)	09/25/36		4,600	$3,772,998

				14,863,977

TOTAL ASSET-BACKED SECURITIES (cost $103,407,056)				103,605,080

CORPORATE BONDS — 19.4%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, EMTN
1.375%	03/22/22	EUR	250	274,581
2.000%	03/22/27	EUR	250	265,366
SGSP Australia Assets Pty Ltd.,
Gtd. Notes, EMTN
3.300%	04/09/23		400	407,373
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.750%	09/17/24		200	208,502

				1,155,822

Belgium — 1.0%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21		2,200	2,281,433
3.300%	02/01/23		600	632,202
3.650%	02/01/26		3,750	4,017,173
KBC Bank NV,
Sub. Notes
8.000%(c)	01/25/23		1,000	1,057,500

				7,988,308

Brazil — 0.2%
Petrobras Global Finance BV,
Gtd. Notes
4.875%	03/17/20		320	300,000
8.375%	05/23/21		1,390	1,434,480

				1,734,480

France — 1.5%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A
1.875%	03/28/19		3,700	3,742,461
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.125%(c)	01/29/49	EUR	1,400	1,466,201
5.000%(c)	01/22/49	EUR	100	104,265
Orange SA,
Sr. Unsec’d. Notes, EMTN
3.000%	06/15/22	EUR	1,100	1,414,900
Pernod-Ricard SA,
Sr. Unsec’d. Notes, 144A
4.250%	07/15/22		1,350	1,473,942
5.750%	04/07/21		2,900	3,341,612
TOTAL SA,
Jr. Sub. Notes, EMTN
2.250%(c)	12/29/49	EUR	400	428,620
2.625%(c)	12/29/49	EUR	200	205,655

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
France (continued)
				$12,177,656

Germany — 0.7%
Daimler AG,
Sr. Unsec’d. Notes, EMTN
1.400%	01/12/24	EUR	950	1,125,525
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
0.625%	04/03/23	EUR	1,050	1,190,176
EMD Finance LLC,
Gtd. Notes, 144A
3.250%	03/19/25		2,900	2,971,587

				5,287,288

Ireland — 0.2%
Bank of Ireland,
Sr. Unsec’d. Notes, EMTN
1.250%	04/09/20	EUR	359	406,561
Sub. Notes, EMTN
4.250%(c)	06/11/24	EUR	1,250	1,346,016

				1,752,577

Italy — 1.4%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
4.125%	05/04/26	EUR	100	115,178
Autostrada Brescia Verona Vicenza Padova SpA,
Sr. Sec’d. Notes
2.375%	03/20/20	EUR	100	115,411
Banca Monte dei Paschi di Siena SpA,
Gov’t. Liquid Gtd. Notes
3.500%	03/20/17	EUR	6,600	7,475,776
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24		250	266,084
Sub. Notes, 144A
5.017%	06/26/24		1,050	961,272
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	1,700	1,858,284

				10,792,005

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, EMTN
0.875%	03/11/22	EUR	300	338,256
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		1,050	1,089,136

				1,427,392

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, RegS
5.250%	02/15/23	EUR	1,700	1,900,732

Mexico — 0.1%
Trust F/1401,
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		400	409,000

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Netherlands — 0.7%
ABN AMRO Bank NV,
Sub. Notes, EMTN, RegS
2.875%(c)	06/30/25	EUR	950	$1,076,539
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25		1,150	1,201,207
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		2,500	2,743,543
Sub. Notes, EMTN
4.125%(c)	11/21/23		350	354,865

				5,376,154

Portugal — 1.0%
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN
2.625%	01/18/22	EUR	700	815,670
Sr. Unsec’d. Notes, MTN
4.125%	01/20/21	EUR	5,950	7,390,783

				8,206,453

Switzerland — 0.4%
Credit Suisse AG,
Sub. Notes
5.750%(c)	09/18/25	EUR	1,100	1,288,005
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	01/15/19		350	336,438
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,554,822

				3,179,265

United Kingdom — 1.8%
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		6,300	7,011,182
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	950	1,056,210
HSBC Holdings PLC,
Sub. Notes, EMTN
3.125%	06/07/28	EUR	900	1,012,043
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		200	207,967
Santander UK PLC,
Sub. Notes, 144A
5.000%	11/07/23		2,300	2,360,948
Standard Life PLC,
Gtd. Notes
6.546%(c)	11/29/49	GBP	1,500	2,032,030
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23		200	200,000

				13,880,380

United States — 9.9%
Abbvie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26		550	557,138

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	250	$257,832
3.450%	03/15/22	3,200	3,323,392
3.800%	03/15/25	650	677,188
4.850%	06/15/44	50	52,657
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	100	97,744
4.500%	07/15/44	100	91,843
5.550%	03/15/26	300	331,284
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	1,100	1,089,579
3.250%	04/15/22	50	51,220
4.250%	01/15/44	200	193,608
Bank of America Corp.,
Jr. Sub. Notes
6.250%(c)	09/29/49	850	863,260
Sr. Unsec’d. Notes
2.600%	01/15/19	2,450	2,507,009
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	150	159,122
5.650%	05/01/18	250	267,912
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	1,550	1,559,903
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	1,100	1,130,846
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	400	418,178
4.908%	07/23/25	1,100	1,202,632
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	250	282,223
Danaher Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/25	850	937,540
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	150	145,469
5.600%	07/15/41	50	48,309
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	4,350	4,443,956
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	700	723,242
3.750%	02/15/25	300	312,895
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	2,050	2,142,510
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	10/15/25	1,250	1,419,035
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.500%	10/15/22		800	$886,027
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21		600	671,480
General Electric Co.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		2,600	2,977,450
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		700	699,506
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	04/15/25		1,850	1,933,250
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23		1,550	1,608,613
5.375%	02/01/21		600	667,003
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		1,700	1,759,201
3.900%	07/15/25		950	1,024,631
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		200	210,790
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20		200	207,688
3.950%	07/15/25		1,750	1,902,737
5.000%	07/15/35		100	114,692
5.200%	07/15/45		850	1,006,534
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		750	820,111
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		1,350	1,606,779
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.300%	01/15/22		1,150	1,156,912
3.125%	06/15/26		650	657,898
McDonald’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/09/20		100	104,400
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25		750	818,066
Morgan Stanley,
Sr. Unsec’d. Notes
4.300%	01/27/45		200	210,509
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	150	179,699
3.700%	10/23/24		2,550	2,668,254
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		400	443,803
Sub. Notes
3.950%	04/23/27		550	556,215
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		2,750	2,804,431

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.250%	01/17/23	250	$261,775
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	02/25/21	750	758,891
2.750%	02/25/26	1,150	1,185,951
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	400	434,715
4.450%	06/12/25	5,300	5,935,671
5.850%	08/15/45	1,600	2,044,370
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	1,450	1,474,167
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	250	280,601
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20	900	978,251
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21	850	895,268
US Bank NA,
Sr. Unsec’d. Notes
2.800%	01/27/25	400	416,535
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	2,700	2,767,703
3.750%	05/01/24	250	261,317
VEREIT Operating Partnership LP,
Gtd. Notes, REIT
4.875%	06/01/26	450	461,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	550	569,176
3.500%	11/01/24	3,400	3,616,012
4.500%	09/15/20	300	332,987
4.522%	09/15/48	650	676,845
5.150%	09/15/23	500	582,313
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21	700	713,059
3.450%	06/01/26	750	769,905
4.800%	11/18/44	50	53,790

			78,454,757

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	20	6,974
Gtd. Notes, RegS
6.000%	05/16/24	360	127,314
6.000%	11/15/26	220	76,714
9.000%	11/17/21	90	38,565

			249,567

TOTAL CORPORATE BONDS (cost $148,827,045)			153,971,836

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS — 44.6%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20		AUD	4,365	$3,276,153
3.250%	04/21/25		AUD	10,095	8,315,463
Austria Government Bond (Austria),
Sr. Unsec’d. Notes
4.150%	03/15/37	(g)	EUR	1,140	2,130,817
4.850%	03/15/26	(g)	EUR	780	1,266,822
Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45		EUR	1,890	3,602,406
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50		BRL	1,600	1,473,684
Bundesobligation (Germany),
Bonds
1.000%	02/22/19		EUR	10,800	12,517,513
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46		EUR	1,000	1,783,742
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	12/15/18		CAD	1,800	1,446,492
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45		CAD	2,100	2,285,383
Unsec’d. Notes
2.750%	06/01/22		CAD	4,720	4,089,790
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26			2,144	2,213,680
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26			480	511,200
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39		DKK	4,255	1,202,481
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25			380	386,650
5.875%	04/18/24			320	334,400
6.850%	01/27/45			1,430	1,480,050
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.200%	02/17/45		EUR	3,160	3,692,869
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	(g)	EUR	2,060	2,623,783
France Government Bond OAT (France),
Bonds
1.000%	11/25/18		EUR	2,300	2,646,110
1.000%	05/25/19		EUR	12,290	14,238,997
1.750%	11/25/24		EUR	6,030	7,669,362
4.500%	04/25/41		EUR	1,400	2,839,836
4.750%	04/25/35		EUR	3,090	5,939,425
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24			200	217,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.750%	01/08/26			1,800	$1,959,968
Sr. Unsec’d. Notes, RegS
4.125%	01/15/25			1,210	1,260,168
5.125%	01/15/45			1,360	1,442,876
5.875%	01/15/24			200	231,294
6.750%	01/15/44			640	813,278
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25		ILS	2,680	701,293
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.150%	11/12/17		EUR	3,100	3,542,655
2.350%	09/15/19		EUR	5,200	6,933,600
Bonds
4.250%	09/01/19		EUR	5,820	7,313,914
Bonds, 144A
4.750%	09/01/44		EUR	3,580	5,981,472
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24		EUR	8,950	11,455,133
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20		JPY	807,950	7,952,907
0.100%	12/20/20		JPY	2,268,800	22,380,850
0.200%	09/20/18		JPY	3,117,700	30,523,359
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55		JPY	161,400	2,279,247
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	09/20/25		JPY	2,006,000	20,641,413
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/45		JPY	762,900	10,039,266
2.500%	06/20/36		JPY	176,000	2,520,585
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.200%	03/20/35		JPY	2,083,350	24,542,837
2.200%	06/20/24		JPY	1,229,000	14,311,813
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/25		JPY	1,067,100	10,981,869
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
5.125%	07/21/25			750	821,340
Mexican Bonos (Mexico),
Bonds
8.500%	12/13/18		MXN	1,463	86,481
10.000%	12/05/24		MXN	46,951	3,292,934
Sr. Unsec’d. Notes
7.750%	11/23/34		MXN	2,405	150,559
8.500%	11/18/38		MXN	2,036	138,544
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25			1,260	1,316,700
4.600%	01/23/46			1,790	1,888,450
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.250%	07/15/25	(g)	EUR	670	762,517

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Bonds
7.500%	01/15/23		EUR	5,340	$9,005,814
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21		PLN	4,680	1,393,644
Province of British Columbia Canada (Canada),
Sr. Unsec’d. Notes, MTN
4.650%	12/18/18		CAD	1,300	1,098,824
Province of Ontario Canada (Canada),
Notes
4.650%	06/02/41		CAD	2,700	2,797,409
Unsec’d. Notes
2.600%	06/02/25		CAD	5,000	4,114,401
South Africa Government Bond (South Africa),
Bonds
8.250%	03/31/32		ZAR	12,360	762,961
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26			240	249,000
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.850%	10/31/20	(g)	EUR	2,970	3,969,708
5.900%	07/30/26	(g)	EUR	8,800	14,017,499
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, 144A
0.550%	11/30/19		EUR	5,550	6,358,364
Switzerland Government Bond (Switzerland),
Bonds
2.250%	07/06/20		CHF	900	1,046,912
4.000%	04/08/28		CHF	300	473,579
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24			520	579,857
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	07/22/20		GBP	3,780	5,371,015
3.500%	07/22/68		GBP	1,160	2,650,394
4.250%	03/07/36		GBP	2,270	4,376,313
Unsec’d. Notes
4.500%	09/07/34		GBP	4,780	9,331,554
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19			4,010	1,794,475
8.250%	10/13/24			60	25,050
11.950%	08/05/31			40	18,800

TOTAL FOREIGN GOVERNMENT BONDS (cost $324,679,642)					353,887,003

MUNICIPAL BONDS — 0.7%
Puerto Rico — 0.7%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited,
6.000%	07/01/39	(g)		1,120	733,286
6.000%	07/01/39	(g)		100	65,472
8.000%	07/01/35	(g)		1,395	931,190
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds,
5.000%	07/01/335				3,356
5.250%	07/01/42			900	604,161
6.000%	07/01/385				3,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds,
5.233%(t)	08/01/32		860	$377,755
5.250%	08/01/41		340	158,301
5.375%	08/01/36		235	109,465
5.375%	08/01/39		3,150	1,466,798
5.500%	08/01/28		25	11,713
6.500%	08/01/44		2,605	1,250,530

TOTAL MUNICIPAL BONDS (cost $5,671,194)				5,715,590

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Aire Valley Mortgages PLC (United Kingdom),
Series 2007-1X, Class 2A2
0.127%(s)	09/20/66	EUR	6,821	7,380,570
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.003%(c)	04/25/37		2,094	1,895,962
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3
4.603%(c)	01/25/25		2,300	2,389,745
Series 2015-HQ1, Class M3
4.246%(c)	03/25/25		250	258,498
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.613%(c)	03/25/37		574	448,949
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A
0.683%(c)	07/25/46		3,214	2,697,722
JP Morgan Alternative Loan Trust,
Series 2008-R2, Class A1, 144A
6.000%	11/25/36		2,251	1,860,759
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 2A1
0.683%(c)	02/25/36		493	422,509
Washington Mutual Mortgage Pass-Through Certificates,
Series 2006-AR11, Class 2A
2.178%(c)	09/25/46		1,417	1,305,067
Series 2006-AR9, Class 1A
1.437%(c)	08/25/46		3,368	2,827,985

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $21,360,333)				21,487,766

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.9%
Federal Home Loan Banks, Bonds
2.625%	09/12/25		3,700	$3,950,664
Federal Home Loan Mortgage Corp.
4.000%	06/01/40-11/01/41		288	309,552
Federal National Mortgage Assoc.
3.000%	TBA		8,000	8,287,186
3.000%	TBA		5,000	5,188,866
3.500%	08/01/45		7,000	7,491,214
4.000%	TBA		24,000	25,731,811
5.000%	02/01/38		54	60,494

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc.
4.000%	10/20/43-05/20/46	32,782	$35,059,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $85,476,088)			86,079,532

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
2.500%	05/15/46	2,330	2,428,023
2.750%	11/15/42	10,430	11,473,814
3.000%	11/15/44	4,640	5,334,914
3.125%	08/15/44	6,450	7,592,353
3.625%	02/15/44	1,450	1,869,594
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	1,560	1,587,483
0.375%	07/15/23-07/15/25	13,360	14,162,681
1.375%	02/15/44	1,690	2,005,319
2.125%	02/15/40	1,100	1,591,649

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,362,916)			48,045,830

TOTAL LONG-TERM INVESTMENTS (cost $734,784,274)			772,792,637

SHORT-TERM INVESTMENT — 3.1%		Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $24,540,164)(w)(Note 4)		24,540,164	$24,540,164

Value (Note 2)
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 100.6% (cost $759,324,438)	$797,332,801

Interest Rate	Maturity Date	Principal Amount (000)
SECURITY SOLD SHORT — (0.7)%
U.S. GOVERNMENT AGENCY OBLIGATION – SHORT — (0.7)%
Government National Mortgage Assoc. (proceeds received $5,348,438)
4.000%	TBA	5,000	(5,344,531)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 99.9% (cost $753,976,000)			791,988,270
Other assets in excess of liabilities(z) — 0.1%			953,922

NET ASSETS — 100.0%			$792,942,192

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,546,125 and 0.2% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2016.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
38	2 Year U.S. Treasury Notes	Sep. 2016	$8,301,219	$8,334,469	$33,250
40	5 Year Euro-Bobl	Sep. 2016	5,883,476	5,930,529	47,053
305	5 Year U.S. Treasury Notes	Sep. 2016	37,289,079	37,260,039	(29,040)
54	10 Year Australian Treasury Bonds	Sep. 2016	42,302,812	42,361,161	58,349
114	10 Year Euro-Bund.	Sep. 2016	20,769,482	21,142,692	373,210
80	10 Year U.K. Gilt	Sep. 2016	13,066,350	13,684,253	617,903

					1,100,725

Short Positions:
450	10 Year U.S. Treasury Notes	Sep. 2016	58,406,279	59,842,969	(1,436,690)
8	20 Year U.S. Treasury Bonds	Sep. 2016	1,384,500	1,378,750	5,750
1	30 Year Euro BUXL	Sep. 2016	201,931	217,689	(15,758)

					(1,446,698)

					$(345,973)

Cash of $527,584 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/01/16	BNP Paribas	ARS	5,504	$363,298	$359,462	$(3,836)
Expiring 09/29/16	Citigroup Global Markets	ARS	5,764	358,000	365,394	7,394
Australian Dollar,
Expiring 09/21/16	Hong Kong & Shanghai Bank	AUD	1,211	897,726	900,400	2,674
Expiring 09/21/16	Westpac Banking Corp.	AUD	9,031	6,493,047	6,714,460	221,413
Expiring 09/21/16	Westpac Banking Corp.	AUD	1,210	897,179	899,657	2,478
Brazilian Real,
Expiring 07/05/16	Deutsche Bank AG	BRL	3,284	901,000	1,020,508	119,508
Expiring 07/05/16	Morgan Stanley	BRL	18,734	5,123,613	5,822,542	698,929
Expiring 09/02/16	RBC Dominion Securities	BRL	12,737	3,740,489	3,885,760	145,271
British Pound,
Expiring 09/21/16	BNP Paribas	GBP	1,356	1,805,861	1,806,679	818
Expiring 09/21/16	Citigroup Global Markets	GBP	860	1,241,687	1,145,497	(96,190)
Expiring 09/21/16	Citigroup Global Markets	GBP	685	902,351	912,666	10,315
Expiring 09/21/16	Citigroup Global Markets	GBP	685	902,077	912,576	10,499
Expiring 09/21/16	Citigroup Global Markets	GBP	682	904,305	908,669	4,364
Expiring 09/21/16	Deutsche Bank AG	GBP	1,228	1,800,560	1,636,137	(164,423)
Expiring 09/21/16	Deutsche Bank AG	GBP	299	431,821	397,657	(34,164)
Expiring 09/21/16	JPMorgan Chase	GBP	657	901,023	875,360	(25,663)
Expiring 09/21/16	Royal Bank of Scotland Group PLC	GBP	348	503,063	463,745	(39,318)
Expiring 09/21/16	State Street Bank	GBP	671	903,052	894,013	(9,039)
Expiring 09/21/16	State Street Bank	GBP	661	901,168	880,690	(20,478)
Expiring 09/21/16	UBS AG	GBP	690	911,301	919,301	8,000
Expiring 09/21/16	UBS AG	GBP	271	395,369	361,405	(33,964)
Canadian Dollar,
Expiring 07/15/16	UBS AG	CAD	1,237	948,460	957,527	9,067
Expiring 09/21/16	RBC Dominion Securities	CAD	2,345	1,800,000	1,815,335	15,335
Expiring 09/21/16	RBC Dominion Securities	CAD	1,174	902,000	908,903	6,903
Expiring 09/21/16	RBC Dominion Securities	CAD	1,164	903,000	900,800	(2,200)
Expiring 09/21/16	Standard Chartered PLC	CAD	1,180	904,000	913,699	9,699
Expiring 09/21/16	State Street Bank	CAD	1,982	1,545,354	1,534,090	(11,264)
Expiring 09/21/16	State Street Bank	CAD	1,184	906,000	916,517	10,517
Chinese Renminbi,
Expiring 07/11/16	JPMorgan Chase	CNH	17,667	2,707,349	2,649,426	(57,923)
Expiring 07/11/16	JPMorgan Chase	CNH	17,660	2,584,000	2,648,392	64,392
Expiring 07/12/16	JPMorgan Chase	CNH	11,790	1,806,697	1,768,086	(38,611)
Expiring 07/12/16	JPMorgan Chase	CNH	11,786	1,726,888	1,767,372	40,484
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	11,372	1,671,221	1,705,295	34,074
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	11,371	1,742,546	1,705,076	(37,470)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,659	1,429,559	1,448,336	18,777
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,656	1,479,702	1,447,897	(31,805)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,746	847,069	861,402	14,333
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,745	880,055	861,211	(18,844)
Expiring 07/21/16	Standard Chartered PLC	CNH	11,725	1,720,950	1,757,680	36,730
Expiring 07/21/16	Standard Chartered PLC	CNH	11,725	1,795,643	1,757,680	(37,963)
Expiring 07/22/16	Standard Chartered PLC	CNH	11,637	1,719,963	1,744,424	24,461
Expiring 07/22/16	Standard Chartered PLC	CNH	11,630	1,781,032	1,743,393	(37,639)
Expiring 07/26/16	Barclays Capital Group	CNH	7,346	1,124,780	1,101,032	(23,748)
Expiring 07/26/16	Deutsche Bank AG	CNH	5,871	869,572	879,912	10,340
Expiring 07/26/16	Deutsche Bank AG	CNH	1,479	218,389	221,732	3,343
Expiring 08/02/16	Barclays Capital Group	CNH	6,256	957,630	937,446	(20,184)
Expiring 08/02/16	Deutsche Bank AG	CNH	6,260	926,432	938,071	11,639
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,712	1,289,059	1,305,446	16,387
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,708	1,333,038	1,304,802	(28,236)
Expiring 08/03/16	Barclays Capital Group	CNH	3,053	467,387	457,517	(9,870)
Expiring 08/03/16	Deutsche Bank AG	CNH	3,055	451,492	457,788	6,296

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 08/05/16	Barclays Capital Group	CNH	5,992	$884,958	$897,757	$12,799
Expiring 08/05/16	Deutsche Bank AG	CNH	5,989	916,795	897,226	(19,569)
Expiring 08/16/16	Barclays Capital Group	CNH	7,334	1,089,424	1,098,325	8,901
Expiring 08/16/16	Deutsche Bank AG	CNH	7,330	1,121,341	1,097,673	(23,668)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,728	860,966	857,745	(3,221)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,724	875,344	857,100	(18,244)
Expiring 09/01/16	Barclays Capital Group	CNH	6,096	888,869	912,249	23,380
Expiring 09/01/16	BNP Paribas	CNH	10,628	1,560,208	1,590,585	30,377
Expiring 09/01/16	Citigroup Global Markets	CNH	12,010	1,772,000	1,797,372	25,372
Expiring 09/01/16	Citigroup Global Markets	CNH	10,844	1,584,865	1,622,838	37,973
Expiring 09/01/16	Deutsche Bank AG	CNH	6,044	888,000	904,543	16,543
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	6,119	889,000	915,763	26,763
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	5,946	899,000	889,849	(9,151)
Expiring 09/01/16	JPMorgan Chase	CNH	6,023	886,000	901,406	15,406
Expiring 09/01/16	Morgan Stanley	CNH	3,403	499,056	509,318	10,262
Expiring 09/01/16	Standard Chartered PLC	CNH	6,098	889,000	912,587	23,587
Expiring 09/01/16	Standard Chartered PLC	CNH	6,017	886,000	900,552	14,552
Expiring 09/01/16	Westminster Research Associates LLC	CNH	6,109	889,000	914,309	25,309
Expiring 09/21/16	Citigroup Global Markets	CNH	5,980	902,000	894,151	(7,849)
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	11,898	1,801,000	1,778,908	(22,092)
Expiring 09/21/16	Standard Chartered PLC	CNH	17,821	2,701,500	2,664,517	(36,983)
Expiring 09/21/16	Standard Chartered PLC	CNH	11,898	1,801,000	1,778,895	(22,105)
Expiring 09/21/16	Standard Chartered PLC	CNH	11,890	1,801,000	1,777,777	(23,223)
Colombian Peso,
Expiring 07/15/16	Credit Suisse First Boston Corp.	COP	3,763,869	1,259,451	1,284,007	24,556
Expiring 07/15/16	Royal Bank of Scotland Group PLC	COP	2,642,739	906,000	901,544	(4,456)
Euro,
Expiring 07/13/16	Citigroup Global Markets	EUR	1,491	1,644,422	1,655,288	10,866
Expiring 07/13/16	Citigroup Global Markets	EUR	382	431,516	423,909	(7,607)
Expiring 07/13/16	JPMorgan Chase	EUR	2,254	2,506,822	2,502,819	(4,003)
Expiring 07/13/16	JPMorgan Chase	EUR	670	751,235	743,968	(7,267)
Expiring 07/13/16	JPMorgan Chase	EUR	356	401,489	394,889	(6,600)
Expiring 07/13/16	Standard Chartered PLC	EUR	283	316,043	314,277	(1,766)
Expiring 07/13/16	UBS AG	EUR	986	1,104,450	1,094,752	(9,698)
Expiring 07/13/16	UBS AG	EUR	975	1,094,753	1,082,835	(11,918)
Expiring 09/21/16	Citigroup Global Markets	EUR	799	903,621	889,459	(14,162)
Expiring 09/21/16	Citigroup Global Markets	EUR	795	903,343	885,007	(18,336)
Expiring 09/21/16	Citigroup Global Markets	EUR	795	904,440	885,007	(19,433)
Expiring 09/21/16	Hong Kong & Shanghai Bank	EUR	349	395,966	388,729	(7,237)
Expiring 09/21/16	RBC Dominion Securities	EUR	385	430,849	428,298	(2,551)
Expiring 09/21/16	Standard Chartered PLC	EUR	2,364	2,705,953	2,631,642	(74,311)
Expiring 09/21/16	State Street Bank	EUR	1,002	1,122,323	1,115,754	(6,569)
Hungarian Forint,
Expiring 09/21/16	BNP Paribas	HUF	746,097	2,669,734	2,621,849	(47,885)
Indonesian Rupiah,
Expiring 07/15/16	BNP Paribas	IDR	7,426,011	542,243	560,729	18,486
Expiring 07/15/16	Citigroup Global Markets	IDR	9,291,372	676,967	701,580	24,613
Expiring 07/29/16	Hong Kong & Shanghai Bank	IDR	11,512,149	857,197	867,373	10,176
Expiring 08/10/16	Citigroup Global Markets	IDR	24,713,730	1,851,909	1,857,486	5,577
Japanese Yen,
Expiring 09/21/16	Bank of America	JPY	92,341	900,000	896,863	(3,137)
Expiring 09/21/16	Bank of America	JPY	91,351	902,000	887,244	(14,756)
Expiring 09/21/16	Credit Suisse First Boston Corp.	JPY	214,068	2,054,588	2,079,126	24,538
Expiring 09/21/16	JPMorgan Chase	JPY	46,904	432,424	455,558	23,134
Expiring 09/21/16	Morgan Stanley	JPY	93,817	903,000	911,192	8,192
Expiring 09/21/16	State Street Bank	JPY	91,733	900,000	890,958	(9,042)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Malaysian Ringgit,
Expiring 07/08/16	Hong Kong & Shanghai Bank	MYR	3,746	$900,000	$928,755	$28,755
Expiring 07/08/16	Hong Kong & Shanghai Bank	MYR	3,735	901,000	925,951	24,951
Expiring 07/25/16	Hong Kong & Shanghai Bank	MYR	3,249	797,385	804,580	7,195
Expiring 07/27/16	Citigroup Global Markets	MYR	3,537	861,084	875,727	14,643
Expiring 07/28/16	Citigroup Global Markets	MYR	2,339	583,520	578,927	(4,593)
Expiring 08/01/16	JPMorgan Chase	MYR	2,866	707,224	709,442	2,218
Expiring 08/10/16	Hong Kong & Shanghai Bank	MYR	5,178	1,285,103	1,280,765	(4,338)
Expiring 09/08/16	UBS AG	MYR	7,481	1,842,613	1,846,783	4,170
Mexican Peso,
Expiring 09/21/16	Bank of America	MXN	86,108	4,597,796	4,669,969	72,173
Expiring 09/21/16	Hong Kong & Shanghai Bank	MXN	16,900	903,000	916,536	13,536
Expiring 09/21/16	JPMorgan Chase	MXN	79,182	4,236,806	4,294,351	57,545
Expiring 09/21/16	Morgan Stanley	MXN	60,158	3,199,548	3,262,613	63,065
Expiring 09/21/16	Royal Bank of Scotland Group PLC	MXN	6,655	361,000	360,934	(66)
Expiring 09/21/16	State Street Bank	MXN	6,016	319,568	326,260	6,692
New Taiwanese Dollar,
Expiring 07/07/16	BNP Paribas	TWD	85,879	2,648,547	2,662,619	14,072
Expiring 07/07/16	Standard Chartered PLC	TWD	58,722	1,810,169	1,820,628	10,459
Expiring 07/14/16	UBS AG	TWD	56,141	1,720,369	1,740,894	20,525
New Zealand Dollar,
Expiring 09/21/16	Citigroup Global Markets	NZD	1,271	895,712	903,623	7,911
Expiring 09/21/16	JPMorgan Chase	NZD	1,671	1,185,119	1,187,858	2,739
Norwegian Krone,
Expiring 09/21/16	BNP Paribas	NOK	4,205	504,078	502,439	(1,639)
Expiring 09/21/16	Credit Suisse First Boston Corp.	NOK	3,322	395,785	396,836	1,051
Expiring 09/21/16	State Street Bank	NOK	3,307	396,354	395,128	(1,226)
Expiring 09/21/16	UBS AG	NOK	2,931	359,560	350,184	(9,376)
Polish Zloty,
Expiring 09/21/16	JPMorgan Chase	PLN	16,362	4,141,831	4,139,270	(2,561)
Russian Ruble,
Expiring 07/08/16	JPMorgan Chase	RUB	59,274	902,000	924,909	22,909
Expiring 07/08/16	JPMorgan Chase	RUB	59,022	902,000	920,971	18,971
Expiring 07/11/16	Credit Suisse First Boston Corp.	RUB	58,599	902,000	913,630	11,630
Expiring 07/11/16	Credit Suisse First Boston Corp.	RUB	57,930	902,000	903,205	1,205
Expiring 07/14/16	Citigroup Global Markets	RUB	23,206	360,000	361,506	1,506
Expiring 07/29/16	Credit Suisse First Boston Corp.	RUB	117,353	1,812,000	1,820,731	8,731
Expiring 07/29/16	Morgan Stanley	RUB	58,512	906,000	907,811	1,811
Expiring 08/11/16	Morgan Stanley	RUB	164,286	2,473,929	2,539,935	66,006
South African Rand,
Expiring 09/21/16	Citigroup Global Markets	ZAR	5,561	361,000	371,123	10,123
Expiring 09/21/16	Morgan Stanley	ZAR	5,651	366,126	377,146	11,020
Expiring 09/21/16	Morgan Stanley	ZAR	5,533	362,000	369,262	7,262
Expiring 09/21/16	Morgan Stanley	ZAR	5,508	362,000	367,580	5,580
Expiring 09/21/16	Morgan Stanley	ZAR	5,449	361,000	363,633	2,633
Expiring 09/21/16	Standard Chartered PLC	ZAR	19,128	1,193,613	1,276,578	82,965
Expiring 09/21/16	Standard Chartered PLC	ZAR	5,690	361,000	379,769	18,769
South Korean Won,
Expiring 07/05/16	Deutsche Bank AG	KRW	1,075,358	902,000	933,545	31,545
Expiring 07/08/16	Morgan Stanley	KRW	2,107,811	1,822,184	1,829,787	7,603
Expiring 07/15/16	Bank of America	KRW	1,998,851	1,688,561	1,735,076	46,515
Expiring 07/18/16	Deutsche Bank AG	KRW	1,063,599	903,000	923,215	20,215
Expiring 08/16/16	Deutsche Bank AG	KRW	1,075,358	916,759	933,102	16,343
Swedish Krona,
Expiring 09/21/16	Credit Suisse First Boston Corp.	SEK	3,579	434,539	424,598	(9,941)
Expiring 09/21/16	JPMorgan Chase	SEK	8,058	950,969	955,895	4,926
Expiring 09/21/16	Morgan Stanley	SEK	6,206	758,423	736,176	(22,247)
Expiring 09/21/16	UBS AG	SEK	3,006	362,112	356,577	(5,535)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira,
Expiring 09/21/16	Royal Bank of Scotland Group PLC	TRY	2,667	$901,000	$909,202	$8,202
Expiring 09/21/16	Royal Bank of Scotland Group PLC	TRY	2,664	903,000	908,022	5,022
United Arab Emirates Dirham,
Expiring 08/11/16	BNP Paribas	AED	5,775	1,571,809	1,571,972	163
Expiring 08/11/16	Citigroup Global Markets	AED	18,748	5,102,553	5,103,081	528
Expiring 12/07/16	BNP Paribas	AED	14,926	4,060,959	4,059,714	(1,245)
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	9,404	2,558,383	2,557,947	(436)

				$200,392,411	$201,839,222	1,446,811

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/04/16	Deutsche Bank AG	AUD	17,328	$12,796,035	$12,906,027	$(109,992)
Expiring 09/21/16	BNP Paribas	AUD	623	459,828	463,400	(3,572)
Expiring 09/21/16	Standard Chartered PLC	AUD	2,949	2,190,674	2,192,496	(1,822)
Expiring 09/21/16	Standard Chartered PLC	AUD	597	430,849	443,493	(12,644)
Expiring 09/21/16	Westpac Banking Corp.	AUD	2,425	1,795,785	1,803,031	(7,246)
Expiring 09/21/16	Westpac Banking Corp.	AUD	2,052	1,477,751	1,525,808	(48,057)
Brazilian Real,
Expiring 07/05/16	Morgan Stanley	BRL	3,140	901,000	975,975	(74,975)
Expiring 07/05/16	Morgan Stanley	BRL	3,095	901,500	962,000	(60,500)
Expiring 07/05/16	RBC Dominion Securities	BRL	12,737	3,805,930	3,958,651	(152,721)
Expiring 07/05/16	RBC Dominion Securities	BRL	3,045	901,000	946,424	(45,424)
Expiring 09/02/16	Bank of America	BRL	2,950	903,000	900,067	2,933
Expiring 09/02/16	Deutsche Bank AG	BRL	2,985	906,000	910,741	(4,741)
Expiring 09/02/16	Morgan Stanley	BRL	3,056	906,000	932,273	(26,273)
Expiring 09/02/16	Morgan Stanley	BRL	3,009	906,000	918,077	(12,077)
British Pound,
Expiring 07/20/16	Westpac Banking Corp.	GBP	17,167	25,133,227	22,858,160	2,275,067
Expiring 09/21/16	BNP Paribas	GBP	613	901,269	816,736	84,533
Expiring 09/21/16	Citigroup Global Markets	GBP	1,496	2,190,674	1,993,453	197,221
Expiring 09/21/16	Citigroup Global Markets	GBP	685	903,447	912,577	(9,130)
Expiring 09/21/16	Citigroup Global Markets	GBP	682	902,381	908,668	(6,287)
Expiring 09/21/16	Deutsche Bank AG	GBP	646	900,257	860,704	39,553
Expiring 09/21/16	Hong Kong & Shanghai Bank	GBP	1,318	1,805,667	1,756,050	49,617
Expiring 09/21/16	JPMorgan Chase	GBP	708	961,740	943,519	18,221
Expiring 09/21/16	JPMorgan Chase	GBP	588	805,707	783,427	22,280
Expiring 09/21/16	Morgan Stanley	GBP	654	901,310	871,363	29,947
Expiring 09/21/16	RBC Dominion Securities	GBP	1,359	1,813,253	1,810,676	2,577
Expiring 09/21/16	Standard Chartered PLC	GBP	656	909,413	874,028	35,385
Expiring 09/21/16	State Street Bank	GBP	652	900,647	868,698	31,949
Expiring 09/21/16	State Street Bank	GBP	613	902,158	816,736	85,422
Expiring 09/21/16	UBS AG	GBP	1,348	1,815,331	1,796,020	19,311
Expiring 09/21/16	UBS AG	GBP	690	916,772	919,300	(2,528)
Canadian Dollar,
Expiring 07/15/16	JPMorgan Chase	CAD	20,643	15,715,964	15,979,020	(263,056)
Expiring 09/21/16	Citigroup Global Markets	CAD	5,914	4,518,457	4,577,942	(59,485)
Expiring 09/21/16	Hong Kong & Shanghai Bank	CAD	1,172	904,000	907,476	(3,476)
Expiring 09/21/16	Morgan Stanley	CAD	5,907	4,497,046	4,572,608	(75,562)
Expiring 09/21/16	RBC Dominion Securities	CAD	1,167	900,000	903,164	(3,164)
Expiring 09/21/16	RBC Dominion Securities	CAD	1,161	900,000	899,128	872
Expiring 09/21/16	Standard Chartered PLC	CAD	8,439	6,456,499	6,533,021	(76,522)
Chilean Peso,
Expiring 07/14/16	Credit Suisse First Boston Corp.	CLP	375,237	547,940	566,175	(18,235)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chilean Peso (continued),
Expiring 07/28/16	Hong Kong & Shanghai Bank	CLP	263,776	$390,288	$397,469	$(7,181)
Chinese Renminbi,
Expiring 07/11/16	JPMorgan Chase	CNH	17,667	2,584,000	2,649,427	(65,427)
Expiring 07/11/16	JPMorgan Chase	CNH	17,660	2,705,048	2,648,391	56,657
Expiring 07/12/16	JPMorgan Chase	CNH	11,790	1,726,888	1,768,087	(41,199)
Expiring 07/12/16	JPMorgan Chase	CNH	11,786	1,805,082	1,767,372	37,710
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	11,372	1,742,183	1,705,295	36,888
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	11,371	1,671,221	1,705,076	(33,855)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,659	1,479,652	1,448,336	31,316
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,656	1,429,559	1,447,897	(18,338)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,746	879,751	861,402	18,349
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,745	847,069	861,211	(14,142)
Expiring 07/21/16	Standard Chartered PLC	CNH	11,725	1,795,121	1,757,680	37,441
Expiring 07/21/16	Standard Chartered PLC	CNH	11,725	1,720,950	1,757,680	(36,730)
Expiring 07/22/16	Standard Chartered PLC	CNH	11,637	1,781,539	1,744,424	37,115
Expiring 07/22/16	Standard Chartered PLC	CNH	11,630	1,719,963	1,743,393	(23,430)
Expiring 07/26/16	Barclays Capital Group	CNH	7,350	1,124,029	1,101,645	22,384
Expiring 07/26/16	Deutsche Bank AG	CNH	5,867	869,572	879,430	(9,858)
Expiring 07/26/16	Deutsche Bank AG	CNH	1,479	218,389	221,601	(3,212)
Expiring 08/02/16	Barclays Capital Group	CNH	6,260	957,023	938,071	18,952
Expiring 08/02/16	Deutsche Bank AG	CNH	6,256	926,434	937,448	(11,014)
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,712	1,332,534	1,305,447	27,087
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,708	1,289,059	1,304,801	(15,742)
Expiring 08/03/16	Barclays Capital Group	CNH	3,055	467,056	457,788	9,268
Expiring 08/03/16	Deutsche Bank AG	CNH	3,053	451,492	457,518	(6,026)
Expiring 08/05/16	Barclays Capital Group	CNH	5,989	884,958	897,226	(12,268)
Expiring 08/05/16	Deutsche Bank AG	CNH	5,992	916,355	897,756	18,599
Expiring 08/16/16	Barclays Capital Group	CNH	7,330	1,089,424	1,097,673	(8,249)
Expiring 08/16/16	Deutsche Bank AG	CNH	7,334	1,120,550	1,098,325	22,225
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,728	874,852	857,745	17,107
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,724	860,966	857,101	3,865
Expiring 09/01/16	Barclays Capital Group	CNH	11,977	1,763,000	1,792,431	(29,431)
Expiring 09/01/16	Barclays Capital Group	CNH	10,766	1,616,465	1,611,166	5,299
Expiring 09/01/16	Citigroup Global Markets	CNH	16,688	2,551,986	2,497,522	54,464
Expiring 09/01/16	Deutsche Bank AG	CNH	26,452	3,973,000	3,958,786	14,214
Expiring 09/01/16	Deutsche Bank AG	CNH	6,037	882,000	903,416	(21,416)
Expiring 09/01/16	Deutsche Bank AG	CNH	4,462	678,000	667,835	10,165
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	18,053	2,633,383	2,701,798	(68,415)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	9,724	1,474,000	1,455,247	18,753
Expiring 09/01/16	JPMorgan Chase	CNH	6,463	983,000	967,240	15,760
Expiring 09/01/16	JPMorgan Chase	CNH	5,868	875,000	878,200	(3,200)
Expiring 09/01/16	JPMorgan Chase	CNH	5,704	884,000	853,683	30,317
Expiring 09/01/16	Standard Chartered PLC	CNH	11,435	1,765,000	1,711,262	53,738
Expiring 09/01/16	Standard Chartered PLC	CNH	11,417	1,768,000	1,708,641	59,359
Expiring 09/01/16	Standard Chartered PLC	CNH	3,278	492,000	490,498	1,502
Expiring 09/01/16	Westminster Research Associates LLC	CNH	6,447	982,000	964,801	17,199
Expiring 09/01/16	Westminster Research Associates LLC	CNH	6,056	884,000	906,293	(22,293)
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	29,582	4,460,331	4,422,938	37,393
Colombian Peso,
Expiring 07/15/16	Credit Suisse First Boston Corp.	COP	5,989,699	1,977,288	2,043,326	(66,038)
Danish Krone,
Expiring 07/27/16	Citigroup Global Markets	DKK	6,912	1,055,560	1,032,361	23,199
Euro,
Expiring 07/13/16	JPMorgan Chase	EUR	5,277	5,944,646	5,859,033	85,613
Expiring 07/13/16	Morgan Stanley	EUR	808	901,844	897,585	4,259
Expiring 07/13/16	Westpac Banking Corp.	EUR	155,608	176,492,928	172,770,964	3,721,964
Expiring 07/13/16	Westpac Banking Corp.	EUR	3,175	3,549,079	3,525,522	23,557

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/21/16	Citigroup Global Markets	EUR	795	$903,239	$885,006	$18,233
Expiring 09/21/16	Credit Suisse First Boston Corp.	EUR	447	504,035	497,266	6,769
Expiring 09/21/16	Deutsche Bank AG	EUR	801	905,426	891,685	13,741
Expiring 09/21/16	Morgan Stanley	EUR	2,445	2,704,092	2,721,813	(17,721)
Expiring 09/21/16	State Street Bank	EUR	7,735	8,818,500	8,611,083	207,417
Hong Kong Dollar,
Expiring 09/21/16	Standard Chartered PLC	HKD	42,097	5,426,478	5,431,696	(5,218)
Indonesian Rupiah,
Expiring 07/18/16	JPMorgan Chase	IDR	12,121,782	903,000	914,872	(11,872)
Expiring 07/28/16	Citigroup Global Markets	IDR	12,174,642	900,000	917,431	(17,431)
Expiring 07/29/16	JPMorgan Chase	IDR	12,071,466	903,418	909,515	(6,097)
Israeli Shekel,
Expiring 08/17/16	Morgan Stanley	ILS	2,582	661,980	669,588	(7,608)
Japanese Yen,
Expiring 08/10/16	Bank of America	JPY	14,777,947	141,386,404	143,293,913	(1,907,509)
Expiring 09/21/16	Bank of America	JPY	96,619	901,000	938,407	(37,407)
Expiring 09/21/16	JPMorgan Chase	JPY	93,620	904,000	909,278	(5,278)
Expiring 09/21/16	RBC Dominion Securities	JPY	42,303	396,457	410,863	(14,406)
Expiring 09/21/16	State Street Bank	JPY	183,806	1,692,143	1,785,208	(93,065)
Malaysian Ringgit,
Expiring 07/08/16	UBS AG	MYR	7,481	1,845,431	1,854,706	(9,275)
Expiring 07/27/16	Westpac Banking Corp.	MYR	6,290	1,546,463	1,557,178	(10,715)
Expiring 07/28/16	Deutsche Bank AG	MYR	6,135	1,487,160	1,518,702	(31,542)
Expiring 08/10/16	Citigroup Global Markets	MYR	3,574	870,285	884,116	(13,831)
Mexican Peso,
Expiring 08/16/16	Citigroup Global Markets	MXN	65,700	3,437,744	3,576,635	(138,891)
Expiring 09/21/16	JPMorgan Chase	MXN	6,311	344,015	342,284	1,731
Expiring 09/21/16	RBC Dominion Securities	MXN	6,902	361,000	374,326	(13,326)
Expiring 09/21/16	Royal Bank of Scotland Group PLC	MXN	17,105	904,000	927,676	(23,676)
New Taiwanese Dollar,
Expiring 07/07/16	Hong Kong & Shanghai Bank	TWD	29,385	901,000	911,047	(10,047)
Expiring 07/07/16	JPMorgan Chase	TWD	42,896	1,329,708	1,329,970	(262)
Expiring 07/07/16	Standard Chartered PLC	TWD	42,983	1,329,501	1,332,649	(3,148)
Expiring 07/07/16	Standard Chartered PLC	TWD	29,337	900,000	909,581	(9,581)
Expiring 07/13/16	Hong Kong & Shanghai Bank	TWD	29,074	901,000	901,544	(544)
Expiring 07/14/16	Citigroup Global Markets	TWD	56,343	1,721,963	1,747,152	(25,189)
Expiring 07/14/16	Citigroup Global Markets	TWD	29,081	902,000	901,797	203
Expiring 07/14/16	UBS AG	TWD	33,643	1,039,647	1,043,249	(3,602)
Expiring 07/15/16	UBS AG	TWD	28,137	859,546	872,540	(12,994)
Expiring 07/22/16	Morgan Stanley	TWD	58,617	1,797,779	1,818,012	(20,233)
Expiring 07/27/16	Hong Kong & Shanghai Bank	TWD	28,779	901,000	892,708	8,292
Expiring 07/28/16	JPMorgan Chase	TWD	106,455	3,258,488	3,302,201	(43,713)
Expiring 08/03/16	JPMorgan Chase	TWD	29,469	909,679	914,249	(4,570)
Expiring 08/10/16	Morgan Stanley	TWD	58,831	1,827,175	1,825,478	1,697
Expiring 08/18/16	Citigroup Global Markets	TWD	42,983	1,339,653	1,333,954	5,699
Expiring 08/18/16	Citigroup Global Markets	TWD	29,363	915,157	911,264	3,893
Expiring 08/22/16	Citigroup Global Markets	TWD	59,055	1,823,812	1,832,918	(9,106)
Expiring 08/25/16	BNP Paribas	TWD	85,879	2,647,730	2,665,652	(17,922)
Expiring 08/26/16	Standard Chartered PLC	TWD	58,722	1,810,169	1,822,744	(12,575)
New Zealand Dollar,
Expiring 09/21/16	Deutsche Bank AG	NZD	1,279	897,675	909,311	(11,636)
Expiring 09/21/16	Hong Kong & Shanghai Bank	NZD	2,544	1,797,934	1,808,668	(10,734)
Expiring 09/21/16	Hong Kong & Shanghai Bank	NZD	1,120	791,672	796,399	(4,727)
Expiring 09/21/16	Hong Kong & Shanghai Bank	NZD	530	358,770	376,708	(17,938)
Expiring 09/21/16	JPMorgan Chase	NZD	616	432,288	437,818	(5,530)
Expiring 09/21/16	Standard Chartered PLC	NZD	6,050	4,096,073	4,301,508	(205,435)
Expiring 09/21/16	Standard Chartered PLC	NZD	634	430,849	450,362	(19,513)
Expiring 09/21/16	State Street Bank	NZD	1,026	720,047	729,221	(9,174)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 09/21/16	UBS AG	NZD	1,633	$1,151,901	$1,160,724	$(8,823)
Expiring 09/21/16	UBS AG	NZD	566	395,940	402,251	(6,311)
Norwegian Krone,
Expiring 09/21/16	BNP Paribas	NOK	3,008	360,281	359,400	881
Polish Zloty,
Expiring 07/28/16	Royal Bank of Scotland Group PLC	PLN	5,794	1,500,773	1,467,493	33,280
Russian Ruble,
Expiring 07/14/16	JPMorgan Chase	RUB	118,749	1,789,141	1,849,923	(60,782)
Expiring 07/14/16	Morgan Stanley	RUB	25,029	377,900	389,908	(12,008)
Expiring 07/27/16	Morgan Stanley	RUB	238,108	3,601,000	3,696,251	(95,251)
Singapore Dollar,
Expiring 09/21/16	Bank of America	SGD	1,224	901,000	908,050	(7,050)
Expiring 09/21/16	Citigroup Global Markets	SGD	7,193	5,208,844	5,334,942	(126,098)
Expiring 09/21/16	Citigroup Global Markets	SGD	1,296	940,366	961,039	(20,673)
Expiring 09/21/16	Citigroup Global Markets	SGD	1,230	901,000	911,913	(10,913)
Expiring 09/21/16	Deutsche Bank AG	SGD	2,460	1,803,000	1,824,193	(21,193)
Expiring 09/21/16	Hong Kong & Shanghai Bank	SGD	1,296	950,471	961,038	(10,567)
Expiring 09/21/16	Morgan Stanley	SGD	2,414	1,801,000	1,790,074	10,926
Expiring 09/21/16	State Street Bank	SGD	1,296	952,715	961,435	(8,720)
Expiring 09/21/16	State Street Bank	SGD	1,206	900,000	894,120	5,880
South African Rand,
Expiring 08/16/16	Morgan Stanley	ZAR	11,858	765,348	797,161	(31,813)
Expiring 09/21/16	Morgan Stanley	ZAR	15,346	1,026,000	1,024,183	1,817
Expiring 09/21/16	Morgan Stanley	ZAR	5,520	361,000	368,374	(7,374)
Expiring 09/21/16	Standard Chartered PLC	ZAR	5,591	361,000	373,135	(12,135)
Expiring 09/21/16	Standard Chartered PLC	ZAR	5,572	361,000	371,848	(10,848)
South Korean Won,
Expiring 07/05/16	Deutsche Bank AG	KRW	1,075,358	917,306	933,545	(16,239)
Expiring 07/08/16	JPMorgan Chase	KRW	1,056,350	901,000	917,016	(16,016)
Expiring 07/08/16	Morgan Stanley	KRW	1,051,461	902,000	912,771	(10,771)
Expiring 07/15/16	Citigroup Global Markets	KRW	1,045,241	902,000	907,308	(5,308)
Expiring 07/15/16	UBS AG	KRW	1,052,920	908,747	913,973	(5,226)
Expiring 07/15/16	Westpac Banking Corp.	KRW	2,043,462	1,751,699	1,773,800	(22,101)
Expiring 07/18/16	JPMorgan Chase	KRW	2,086,057	1,805,406	1,810,719	(5,313)
Expiring 07/25/16	Citigroup Global Markets	KRW	6,346,329	5,312,514	5,508,289	(195,775)
Expiring 08/16/16	Morgan Stanley	KRW	2,107,811	1,821,286	1,828,974	(7,688)
Swedish Krona,
Expiring 09/21/16	Hong Kong & Shanghai Bank	SEK	3,550	432,035	421,170	10,865
Swiss Franc,
Expiring 07/18/16	Westpac Banking Corp.	CHF	1,478	1,494,820	1,515,592	(20,772)
Thai Baht,
Expiring 07/27/16	Deutsche Bank AG	THB	77,452	2,199,561	2,202,971	(3,410)
Expiring 08/11/16	Deutsche Bank AG	THB	31,998	905,745	909,871	(4,126)
Expiring 08/25/16	Deutsche Bank AG	THB	32,190	913,254	915,074	(1,820)
Expiring 09/02/16	Deutsche Bank AG	THB	32,226	914,429	916,017	(1,588)
Turkish Lira,
Expiring 09/21/16	Citigroup Global Markets	TRY	6,990	2,315,251	2,382,646	(67,395)
Expiring 09/21/16	Hong Kong & Shanghai Bank	TRY	2,711	903,000	924,213	(21,213)
Expiring 09/21/16	Royal Bank of Scotland Group PLC	TRY	2,707	902,000	922,719	(20,719)
United Arab Emirates Dirham,
Expiring 08/11/16	BNP Paribas	AED	5,775	1,568,479	1,571,971	(3,492)
Expiring 08/11/16	Citigroup Global Markets	AED	9,996	2,713,000	2,720,887	(7,887)
Expiring 08/11/16	Citigroup Global Markets	AED	8,752	2,374,000	2,382,194	(8,194)
Expiring 12/07/16	BNP Paribas	AED	6,283	1,701,162	1,709,062	(7,900)
Expiring 12/07/16	BNP Paribas	AED	6,283	1,701,162	1,709,062	(7,900)
Expiring 12/07/16	BNP Paribas	AED	2,359	638,893	641,591	(2,698)
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	6,262	1,695,060	1,703,300	(8,240)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
United Arab Emirates Dirham (continued),
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	3,142	$850,581	$854,647	$(4,066)

				$643,832,683	$641,379,163	2,453,520

						$3,900,331

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/21/16	Buy	AUD	1,227	NZD	1,291	$(5,901)	Citigroup Global Markets
09/21/16	Buy	AUD	1,249	NZD	1,328	(15,671)	State Street Bank
09/21/16	Buy	AUD	1,227	NZD	1,286	(2,135)	Westpac Banking Corp.
09/21/16	Buy	AUD	1,286	NZD	1,369	(17,089)	Westpac Banking Corp.
09/21/16	Buy	AUD	2,675	NZD	2,804	(4,142)	Westpac Banking Corp.
09/21/16	Buy	CHF	281	EUR	259	1,475	Bank of America
09/21/16	Buy	CHF	885	EUR	818	367	Credit Suisse First Boston Corp.
09/21/16	Buy	CHF	1,772	EUR	1,604	37,088	Credit Suisse First Boston Corp.
09/21/16	Buy	CHF	879	EUR	794	20,380	JPMorgan Chase
09/21/16	Buy	CHF	312	EUR	287	1,051	UBS AG
09/21/16	Buy	CHF	1,747	EUR	1,626	(12,535)	UBS AG
09/21/16	Buy	EUR	259	CHF	280	402	Bank of America
09/21/16	Buy	EUR	804	HUF	252,805	6,647	Bank of America
09/21/16	Buy	EUR	813	HUF	259,854	(8,106)	Bank of America
09/21/16	Buy	EUR	1,604	CHF	1,740	(5,032)	Bank of America
09/21/16	Buy	EUR	556	PLZ	2,448	(30)	BNP Paribas
09/21/16	Buy	EUR	792	CHF	869	(12,277)	Citigroup Global Markets
09/21/16	Buy	EUR	819	PLZ	3,659	(13,890)	Deutsche Bank AG
09/21/16	Buy	EUR	798	CHF	868	(4,907)	Hong Kong & Shanghai Bank
09/21/16	Buy	EUR	1,630	PLZ	7,306	(33,834)	JPMorgan Chase
09/21/16	Buy	EUR	803	HUF	251,821	8,993	Royal Bank of Scotland Group PLC
09/21/16	Buy	EUR	808	PLZ	3,616	(15,227)	Royal Bank of Scotland Group PLC
09/21/16	Buy	EUR	820	SEK	7,704	(1,104)	Royal Bank of Scotland Group PLC
09/21/16	Buy	EUR	86	SEK	805	(64)	State Street Bank
09/21/16	Buy	EUR	287	CHF	308	2,733	UBS AG
09/21/16	Buy	EUR	354	HUF	111,044	3,862	UBS AG
09/21/16	Buy	EUR	792	CHF	865	(8,622)	UBS AG
09/21/16	Buy	EUR	815	HUF	259,399	(4,279)	UBS AG
09/21/16	Buy	EUR	816	PLZ	3,650	(14,889)	UBS AG
09/21/16	Buy	EUR	888	GBP	736	8,667	Westpac Banking Corp.
09/21/16	Buy	EUR	2,814	GBP	2,260	121,313	Westpac Banking Corp.
09/21/16	Buy	HUF	249,273	EUR	792	(5,699)	BNP Paribas
09/21/16	Buy	HUF	251,773	EUR	798	(3,594)	UBS AG
09/21/16	Buy	NOK	1,220	EUR	130	1,400	Royal Bank of Scotland Group PLC
09/21/16	Buy	NOK	15,382	EUR	1,636	16,484	Royal Bank of Scotland Group PLC
09/21/16	Buy	PLN	2,389	EUR	540	3,171	Bank of America
09/21/16	Buy	PLN	6,879	EUR	1,583	(21,962)	Citigroup Global Markets
09/21/16	Buy	SEK	3,709	EUR	398	(3,178)	Bank of America
09/21/16	Buy	SEK	7,430	EUR	798	(6,867)	Bank of America
09/21/16	Buy	SEK	7,456	EUR	800	(6,009)	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2016 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued)
09/21/16	Buy	SEK	7,693	GBP	659	$34,458	Bank of America
09/21/16	Buy	SEK	44,727	EUR	4,853	(95,864)	BNP Paribas
09/21/16	Buy	SEK	28,087	EUR	3,035	(46,564)	State Street Bank
09/21/16	Buy	SEK	28,087	EUR	3,038	(50,017)	State Street Bank
09/21/16	Buy	SEK	43,568	EUR	4,699	(62,534)	State Street Bank
09/21/16	Buy	SEK	43,648	EUR	4,705	(59,767)	UBS AG

						$(273,298)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
BRL	110,000	01/04/21	15.570%	Brazilian interbank lending rate(1)	$3,471,907	$—	$3,471,907	Morgan Stanley
BRL	110,000	01/04/21	14.500%	Brazilian interbank lending rate(2)	(2,420,215)	—	(2,420,215)	Morgan Stanley
BRL	6,490	01/04/21	11.915%	Brazilian interbank lending rate(2)	2,072	—	2,072	Morgan Stanley
BRL	4,590	01/04/21	12.698%	Brazilian interbank lending rate(2)	(29,944)	—	(29,944)	Morgan Stanley
BRL	3,740	01/04/21	12.520%	Brazilian interbank lending rate(2)	(18,653)	—	(18,653)	Deutsche Bank AG
BRL	3,565	01/04/21	12.601%	Brazilian interbank lending rate(2)	(20,312)	—	(20,312)	Morgan Stanley
KRW	5,330,250	07/29/17	1.625%	3 Month KWCDC(1)	17,973	—	17,973	Citigroup Global Markets
KRW	22,839,270	06/15/19	1.292%	3 Month KWCDC(1)	53,599	—	53,599	Bank of America

					$1,056,427	$—	$1,056,427

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	18,270	09/21/26	2.500%	6 Month BBSW(1)	$120,343	$378,335	$257,992
AUD	2,270	12/15/26	3.500%	6 Month BBSW(2)	(48,545)	(77,088)	(28,543)
CAD	149,250	09/21/21	1.500%	3 Month CDOR(1)	2,267,075	3,224,542	957,467
CHF	2,770	09/21/26	(0.100)%	6 Month LIBOR(1)	(527)	84,773	85,300
EUR	97,390	09/21/18	(0.400)%	6 Month EURIBOR(2)	78,983	73,431	(5,552)
EUR	93,600	09/21/18	(0.375)%	6 Month EURIBOR(2)	18,073	18,219	146
EUR	21,910	06/22/19	(0.160)%	6 Month EURIBOR(2)	(5,965)	(20,880)	(14,915)
EUR	20,980	09/21/21	0.500%	6 Month EURIBOR(2)	(659,086)	(627,797)	31,289
EUR	30,785	05/11/25	1.568%	6 Month EURIBOR(1)	(1,354,029)	1,706,629	3,060,658
EUR	9,320	05/11/25	1.568%	6 Month EURIBOR(1)	331,276	448,319	117,043
EUR	43,910	05/25/25	0.862%	6 Month EURIBOR(1)	125,340	350,817	225,477
EUR	28,930	06/16/26	1.000%	6 Month EURIBOR(1)	54,577	109,326	54,749

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
EUR	41,380	09/21/26	1.000%	6 Month EURIBOR(1)	$2,005,612	$2,435,208	$429,596
EUR	9,955	05/11/35	1.695%	6 Month EURIBOR(2)	(207,995)	(1,067,863)	(859,868)
EUR	760	05/11/35	1.695%	6 Month EURIBOR(2)	(61,481)	(70,456)	(8,975)
EUR	1,720	12/17/35	2.250%	6 Month EURIBOR(1)	101,240	163,558	62,318
EUR	4,610	12/19/45	1.250%	6 Month EURIBOR(1)	36,223	139,329	103,106
EUR	520	09/21/46	1.500%	6 Month EURIBOR(2)	(58,148)	(98,312)	(40,164)
GBP	1,260	04/15/17	2.250%	12 Month UKRPI(2)	—	(827)	(827)
GBP	34,890	09/21/18	0.400%	6 Month LIBOR(1)	251	90,877	90,626
GBP	33,730	09/21/18	0.464%	3 Month LIBOR(1)	30,853	144,972	114,119
GBP	760	05/15/21	2.700%	12 Month UKRPI(1)	—	(7,945)	(7,945)
GBP	8,470	09/21/21	1.750%	6 Month LIBOR(1)	614,417	645,705	31,288
GBP	6,960	12/11/22	1.940%	6 Month LIBOR(2)	(36,027)	(543,804)	(507,777)
GBP	2,490	04/15/26	3.000%	12 Month UKRPI(1)	40,207	10,859	(29,348)
GBP	910	05/15/26	2.700%	12 Month UKRPI(2)	391	15,232	14,841
GBP	920	07/15/26	1.462%	6 Month LIBOR(2)	9,277	(57,483)	(66,760)
GBP	4,410	12/15/26	2.250%	6 Month LIBOR(2)	(220,161)	(226,828)	(6,667)
GBP	14,100	12/11/27	2.190%	6 Month LIBOR(1)	116,135	1,912,454	1,796,319
GBP	360	05/15/31	3.070%	12 Month UKRPI(1)	—	(409)	(409)
GBP	7,310	12/11/32	2.250%	6 Month LIBOR(2)	(87,597)	(1,339,366)	(1,251,769)
GBP	3,460	12/17/35	2.500%	6 Month LIBOR(2)	(372,648)	(390,723)	(18,075)
GBP	850	04/15/46	3.248%	12 Month UKRPI(2)	(21,599)	(83,686)	(62,087)
GBP	8,700	06/15/46	1.600%	6 Month LIBOR(2)	(48,308)	(489,680)	(441,372)
GBP	410	07/15/46	1.680%	6 Month LIBOR(1)	(5,871)	67,727	73,598
GBP	350	09/21/46	2.250%	6 Month LIBOR(2)	(88,818)	(126,856)	(38,038)
JPY	1,302,790	12/16/25	1.000%	6 Month LIBOR(2)	(408,337)	(620,153)	(211,816)
JPY	1,206,710	03/30/26	0.900%	6 Month LIBOR(2)	(125,251)	(717,215)	(591,964)
JPY	347,880	07/01/29	0.070%	6 Month LIBOR(1)	(8,959)	(2,266)	6,693
JPY	1,538,540	12/17/35	2.000%	6 Month LIBOR(2)	(1,420,300)	(2,586,961)	(1,166,661)
JPY	2,947,350	09/21/36	0.500%	6 Month LIBOR(2)	(850,285)	(2,139,452)	(1,289,167)
JPY	152,120	07/01/39	0.170%	6 Month LIBOR(2)	15,753	6,699	(9,054)
JPY	1,317,060	12/19/45	2.000%	6 Month LIBOR(2)	(970,278)	(2,241,087)	(1,270,809)
MXN	56,000	11/07/16	3.911%	28 Day Mexican Interbank Rate(1)	—	(7,099)	(7,099)
MXN	23,800	11/08/16	3.950%	28 Day Mexican Interbank Rate(1)	—	(2,995)	(2,995)
MXN	48,150	11/09/16	3.900%	28 Day Mexican Interbank Rate(1)	—	(6,347)	(6,347)
PLN	46,310	09/21/18	1.614%	6 Month WIBOR(1)	(3,925)	7,017	10,942
PLN	3,900	01/20/26	3.295%	6 Month WIBOR(1)	—	32,165	32,165
PLN	7,680	01/22/26	3.125%	6 Month WIBOR(1)	—	48,813	48,813
PLN	3,890	01/25/26	3.155%	6 Month WIBOR(1)	—	25,962	25,962
PLN	4,900	06/15/26	2.876%	6 Month WIBOR(1)	—	14,483	14,483
PLN	6,975	06/16/26	2.972%	6 Month WIBOR(1)	—	27,939	27,939
SEK	182,330	06/15/18	0.050%	3 Month STIBOR(1)	175,144	213,755	38,611
SEK	67,700	09/21/21	0.250%	3 Month STIBOR(2)	8,672	(81,976)	(90,648)
SEK	79,150	09/21/26	1.000%	3 Month STIBOR(2)	55,840	(201,363)	(257,203)
	88,750	09/21/21	2.000%	3 Month LIBOR(2)	(3,397,460)	(4,272,265)	(874,805)
	32,390	09/21/26	2.000%	3 Month LIBOR(2)	(2,097,831)	(2,604,686)	(506,855)
	13,110	12/15/26	2.500%	3 Month LIBOR(1)	284,255	395,797	111,542
	16,020	12/17/35	3.000%	3 Month LIBOR(1)	953,088	1,111,566	158,478

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
	15,350	12/19/45	2.750%	3 Month LIBOR(1)	$490,435	$661,356	$170,921
	4,880	09/21/46	2.750%	3 Month LIBOR(1)	801,034	1,067,718	266,684
ZAR	13,530	08/24/25	9.145%	3 Month JIBAR(2)	6,577	(7,843)	(14,420)

					$(3,818,360)	$(5,088,129)	$(1,269,769)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at June 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Republic of China	12/20/20	1.000%	27,520	0.011%	$120,420	$216,981	$(96,561)	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.26-V1	06/20/21	5.000%	28,700	$(475,576)	$(930,412)	$(454,836)
CDX.NA.IG.26-V1	06/20/21	1.000%	59,600	(395,025)	(670,593)	(275,568)

				$(870,601)	$(1,601,005)	$(730,404)

Cash of $9,786,858 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Collateralized Debt Obligations	$—	$444,174	$—
Collateralized Loan Obligations	—	61,497,136	1,546,125
Non-Residential Mortgage-Backed Securities	—	25,253,668	—
Residential Mortgage-Backed Securities	—	14,863,977	—
Corporate Bonds
Australia	—	1,155,822	—
Belgium	—	7,988,308	—
Brazil	—	1,734,480	—
France	—	12,177,656	—
Germany	—	5,287,288	—
Ireland	—	1,752,577	—
Italy	—	10,792,005	—
Japan	—	1,427,392	—
Luxembourg	—	1,900,732	—
Mexico	—	409,000	—
Netherlands	—	5,376,154	—
Portugal	—	8,206,453	—
Switzerland	—	3,179,265	—
United Kingdom	—	13,880,380	—
United States	—	78,454,757	—
Venezuela	—	249,567	—
Foreign Government Bonds	—	353,887,003	—
Municipal Bonds	—	5,715,590	—
Residential Mortgage-Backed Securities	—	21,487,766	—
U.S. Government Agency Obligations	—	86,079,532	—
U.S. Treasury Obligations	—	48,045,830	—
Affiliated Mutual Fund	24,540,164	—	—
U. S. Government Agency Obligations—Short	—	(5,344,531)	—
Other Financial Instruments*
Futures Contracts	(345,973)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,900,331	—
OTC Cross Currency Exchange Contracts	—	(273,298)	—
OTC Interest Rate Swap Agreements	—	1,056,427	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,269,769)	—
OTC Credit Default Swap Agreement	—	120,420	—
Centrally Cleared Credit Default Swap Agreements	—	(730,404)	—

Total	$24,194,191	$768,705,688	$1,546,125

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Foreign Government Bonds	44.6%
U.S. Government Agency Obligations	10.9
Collateralized Loan Obligations	7.9
U.S. Treasury Obligations	6.1
Banks	5.5
Residential Mortgage-Backed Securities	4.6
Non-Residential Mortgage-Backed Securities	3.2
Affiliated Mutual Fund	3.1
Agriculture	2.3
Beverages	1.5
Electric	1.4
Pharmaceuticals	1.1
Telecommunications	1.1
Real Estate Investment Trusts (REITs)	0.8
Municipal Bonds	0.7
Oil & Gas	0.6
Diversified Financial Services	0.6
Wireless Telecommunication Services	0.5

Consumer Finance	0.4%
Pipelines	0.4
Foods	0.4
Trucking & Leasing	0.4
Media	0.4
Insurance	0.3
Chemicals	0.3
Healthcare Providers & Services	0.2
Auto Manufacturers	0.2
Lodging	0.2
Retail	0.2
Energy Equipment & Services	0.2
Healthcare-Products	0.2
Healthcare-Services	0.1
Food Products	0.1
Collateralized Debt Obligations	0.1
U.S. Government Agency Obligations	(0.7)

99.9
Other assets in excess of liabilities	0.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$730,404	*
Credit contracts	Premiums paid for OTC swap agreements	216,981		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	96,561
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	268,491		Unrealized depreciation on OTC cross currency exchange contracts	541,789
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,547,615		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,647,284
Interest rate contracts	Due from/to broker-variation margin futures	1,135,515	*	Due from/to broker-variation margin futures	1,481,488	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,419,165	*	Due from/to broker-variation margin swaps	9,688,934	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,545,551		Unrealized depreciation on OTC swap agreements	2,489,124

Total		$24,133,318			$21,675,584

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$(104,930)	$(8,150)	$(354,909)	$—	$(467,989)
Foreign exchange contracts	—	—	—	(26,696,803)	(26,696,803)
Credit contracts	—	—	(1,520,406)	—	(1,520,406)

Total	$(104,930)	$(8,150)	$(1,875,315)	$(26,696,803)	$(28,685,198)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward & Cross Currency Contracts(3)	Total
Credit contracts	$—	$(724,057)	$—	$(724,057)
Foreign exchange contracts	—	—	5,563,514	5,563,514
Interest rate contracts	(765,896)	(1,013,191)	—	(1,779,087)

Total	$(765,896)	$(1,737,248)	$5,563,514	$3,060,370

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Cross Currency Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements — Buy Protection(3)
$226,241,445	$76,172,947	$55,608,770	$174,175,192	$576,889,986	$1,070,301	$56,953

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$221,373	$(221,373)	$—	$—
Barclays Capital Group	100,983	(100,983)	—	—
BNP Paribas	149,330	(149,330)	—	—
Citigroup Global Markets	709,550	(709,550)	—	—
Credit Suisse First Boston Corp.	115,935	(94,214)	—	21,721
Deutsche Bank AG	354,269	(354,269)	—	—
Hong Kong & Shanghai Bank	457,153	(435,206)	—	21,947
JPMorgan Chase	541,393	(541,393)	—	—
Morgan Stanley	4,404,988	(2,952,572)	(870,000)	582,416
RBC Dominion Securities	170,958	(170,958)	—	—
Royal Bank of Scotland Group PLC	73,381	(73,381)	—	—
Standard Chartered PLC	445,762	(445,762)	—	—
State Street Bank	347,877	(343,427)	—	4,450
UBS AG	68,719	(68,719)	—	—
Westminster Research Associates LLC	42,508	(22,293)	—	20,215
Westpac Banking Corp.	6,374,459	(132,257)	—	6,242,202

	$14,578,638

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(1,999,051)	$221,373	$—	$(1,777,678)
Barclays Capital Group	(103,750)	100,983	—	(2,767)
BNP Paribas	(199,682)	149,330	—	(50,352)
Citigroup Global Markets	(1,026,464)	709,550	—	(316,914)
Credit Suisse First Boston Corp.	(94,214)	94,214	—	—
Deutsche Bank AG	(532,180)	354,269	—	(177,911)
Hong Kong & Shanghai Bank	(435,206)	435,206	—	—
JPMorgan Chase	(708,777)	541,393	—	(167,384)
Morgan Stanley	(2,952,572)	2,952,572	—	—
RBC Dominion Securities	(233,792)	170,958	—	(62,834)
Royal Bank of Scotland Group PLC	(104,566)	73,381	—	(31,185)
Standard Chartered PLC	(663,591)	445,762	—	(217,829)
State Street Bank	(343,427)	343,427	—	—
UBS AG	(222,936)	68,719	—	(154,217)
Westminster Research Associates LLC	(22,293)	22,293	—	—
Westpac Banking Corp.	(132,257)	132,257	—	—

	$(9,774,758)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $734,784,274)	$772,792,637
Affiliated investments (cost $24,540,164)	24,540,164
Foreign currency, at value (cost $2,785,947)	2,757,211
Deposit with broker for futures and centrally cleared swaps	10,314,442
Receivable for investments sold	59,995,007
Unrealized appreciation on OTC forward foreign currency contracts	10,547,615
Cash segregated for counterparty—OTC	8,260,000
Dividends and interest receivable	4,920,177
Unrealized appreciation on OTC swap agreements	3,545,551
Receivable for fund share sold	780,417
Unrealized appreciation on OTC cross currency exchange contracts	268,491
Premiums paid for OTC swap agreements	216,981
Tax reclaim receivable	18,311
Prepaid expenses	134

Total Assets	898,957,138

LIABILITIES:
Payable for investments purchased	88,194,226
Unrealized depreciation on OTC forward foreign currency contracts	6,647,284
Securities sold short, at value (proceeds received $5,348,438)	5,344,531
Unrealized depreciation on OTC swap agreements	2,585,685
Due to broker-variation margin futures	1,266,624
Cash segregated from counterparty—OTC	940,000
Unrealized depreciation on OTC cross currency exchange contracts	541,789
Due to broker-variation margin swaps	276,748
Advisory fees payable	146,259
Accrued expenses and other liabilities	49,666
Distribution fee payable	21,647
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	145

Total Liabilities	106,014,946

NET ASSETS	$792,942,192

Net assets were comprised of:
Paid-in capital	$757,925,413
Retained earnings	35,016,779

Net assets, June 30, 2016	$792,942,192

Net asset value and redemption price per share, $792,942,192 / 75,024,674 outstanding shares of beneficial interest	$10.57

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income (net of $29,690 foreign withholding tax)	$7,826,387
Affiliated dividend income	67,999

7,894,386

EXPENSES
Advisory fees	2,387,033
Distribution fee	946,704
Custodian and accounting fees	146,000
Audit fee	26,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Loan interest expense	4,483
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Insurance expenses	1,000
Miscellaneous	8,600

Total expenses	3,539,820

NET INVESTMENT INCOME (LOSS)	4,354,566

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,867,521
Futures transactions	(8,150)
Swap agreements transactions	(1,875,315)
Foreign currency transactions	(22,746,912)

(20,762,856)

Net change in unrealized appreciation (depreciation) on:
Investments	44,595,816
Futures	(765,896)
Swap agreements	(1,737,248)
Foreign currencies	5,577,845

47,670,517

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	26,907,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,262,227

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,354,566	$2,528,887
Net realized gain (loss) on investment and foreign currency transactions	(20,762,856)	8,677,297
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	47,670,517	(7,451,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,262,227	3,754,552

FUND SHARE TRANSACTIONS:
Fund share sold [7,109,659 and 76,172,406 shares, respectively]	73,469,585	768,879,644
Fund share repurchased [6,462,464 and 1,794,927 shares, respectively]	(66,237,542)	(18,186,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	7,232,043	750,693,370

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,494,270	754,447,922
NET ASSETS:
Beginning of period	754,447,922	—

End of period	$792,942,192	$754,447,922

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 69.2%
ASSET-BACKED SECURITIES — 19.0%
Collateralized Loan Obligations — 13.6%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class ACOM, 144A
2.122%(c)	05/01/26	5,850	$5,672,745
Series 2014-4A, Class C, 144A
3.187%(c)	05/01/26	350	322,576
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.830%(c)	07/15/26	950	940,282
Series 2014-1A, Class B, 144A
3.530%(c)	07/15/26	700	661,595
Series 2015-1A, Class A2, 144A
2.210%(c)	07/15/27	5,850	5,793,457
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.105%(c)	07/25/27	4,000	3,949,343
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class B1, 144A
2.888%(c)	07/19/26	2,150	2,107,397
Monroe Capital BSL CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
2.207%(c)	05/22/27	5,900	5,789,670
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class ACOM, 144A
1.457%(c)	03/20/25	2,700	2,615,760
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550	4,452,630
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.665%(c)	07/15/26	9,300	8,941,950
Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
1.737%(c)	07/16/27	4,300	4,189,060

			45,436,465

Non-Residential Mortgage-Backed Securities — 4.3%
Access Group, Inc.,
Series 2006-1, Class A2
0.772%(c)	08/25/23	300	296,157
Series 2015-1, Class A, 144A
1.188%(c)	07/25/56	1,372	1,335,257
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.782%(c)	11/25/26	74	73,969
Higher Education Funding I,
Series 2005-1, Class A4
0.802%(c)	02/25/30	686	679,339
Nelnet Student Loan Trust,
Series 2005-4, Class A3
0.777%(c)	06/22/26	910	901,204
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.493%(c)	10/28/41	921	873,884
Skopos Auto Receivables Trust,
Series 2015-1A, Class A, 144A
3.100%(c)	12/15/23	143	142,923
Series 2015-2A, Class A, 144A
3.550%(c)	02/15/20	238	237,502

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
SLM Student Loan Trust,
Series 2003-14, Class A5
0.945%(c)	01/25/23	480	$475,366
Series 2005-4, Class A3
0.758%(c)	01/25/27	815	777,083
Series 2005-5, Class A4
0.855%(c)	10/25/28	2,150	2,020,662
Series 2006-9, Class A4
0.785%(c)	10/25/22	71	70,703
Series 2006-10, Class A5A
0.738%(c)	04/25/27	1,976	1,948,869
Series 2007-1, Class A5
0.805%(c)	01/26/26	1,400	1,358,924
Series 2008-2, Class A3
1.465%(c)	04/25/23	649	624,561
Series 2008-4, Class A4
2.365%(c)	07/25/22	1,200	1,200,721
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%(c)	06/26/45	1,053	1,045,709
Wachovia Student Loan Trust,
Series 2005-1, Class A5
0.845%(c)	01/26/26	356	351,283

			14,414,116

Residential Mortgage-Backed Securities — 1.1%
Bayview Opportunity Master Fund IIIb RPL Trust,
Series 2015-3, Class A1, 144A
3.623%(c)	04/28/30	196	195,303
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2
4.023%(c)	12/25/35	454	448,752
Series 2005-CB8, Class AF3
4.023%(c)	12/25/35	700	656,708
Saxon Asset Securities Trust,
Series 2005-3, Class M2
0.968%(c)	11/25/35	2,500	2,188,555
Tricon American Homes Trust,
Series 2015-SFR1, Class D, 144A
2.682%(c)	05/17/32	100	96,526
Series 2015-SFR1, Class E, 144A
3.443%(c)	05/17/32	130	123,279

			3,709,123

TOTAL ASSET-BACKED SECURITIES (cost $64,109,529)			63,559,704

BANK LOANS(c) — 1.5%
Electronic Equipment, Instruments & Components — 0.2%
EnergySolutions LLC,
Term Advance^(g)
6.750%	05/29/20	647	627,374

Food Products — 0.1%
Shearer’s Foods LLC,
Term Loan (Second Lien)(g)
7.750%	06/30/22	425	382,500

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media — 0.4%
Checkout Holdings Corp.,
Initial Loan (Second Lien)(g)
7.750%	04/11/22	500	$305,833
Term Loan B (First Lien)^
4.500%	04/09/21	783	657,342
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	651	483,628

			1,446,803

Oil, Gas & Consumable Fuels — 0.2%
American Energy-Marcellus LLC,
Initial Loan (First Lien)(g)
5.250%	08/04/20	925	477,531
Initial Loan (Second Lien)(g)
8.500%	08/04/21	275	40,792
Magnum Hunter Resources Corp.,
Exit Term Loan^(g)
8.000%	04/15/19	338	175,638

			693,961

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals,
Series D-2 Tranche B Term Loan
4.500%	02/13/19	343	332,917

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	181	160,368

Technology Services — 0.1%
First Data Corp.,
New 2022 Dollar Term Loan
4.202%	07/08/22	150	148,453

Textiles, Apparel & Luxury Goods — 0.3%
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
5.875%	07/30/19	2,546	1,082,085

TOTAL BANK LOANS (cost $6,750,462)			4,874,461

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.630%(c)	06/15/28	600	562,358
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.786%(c)	04/10/28	450	434,317
Citigroup Commercial Mortgage Trust,
Series 2015-SSHP, Class D, 144A
3.531%(c)	09/15/17	300	291,303
Series 2015-SSHP, Class E, 144A
3.881%(c)	09/15/17	400	380,031
Commercial Mortgage Pass-Through Certificates,
Series 2015-CR23, Class CMD, 144A(g)
3.685%(c)	05/10/48	700	629,360
Credit Suisse Mortgage Trust Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	332,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	4,000	$4,147,770
Series K029, Class A2
3.320%(c)	02/25/23	5,000	5,482,790
FREMF Mortgage Trust,
Series 2014-K40, Class C
4.072%(c)	11/25/47	200	174,242
Series 2014-K41, Class B
3.831%(c)	10/25/24	550	539,101
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.590%(c)	06/10/28	800	773,985
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
3.731%(c)	07/15/29	550	509,680
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.331%(c)	10/15/29	600	572,490
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.446%(c)	07/13/29	910	866,981

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,294,179)			15,696,821

CONVERTIBLE BOND
Oil & Gas
Whiting Petroleum Corp.,
Gtd. Notes
(cost $39,420)
1.250%	04/01/20	50	39,563

CORPORATE BONDS — 4.9%
Airlines — 0.2%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A(g)
6.750%	10/01/19	690	714,288

Banks — 0.6%
Citigroup, Inc.,
Sub. Notes
4.450%	09/29/27	150	154,517
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24	450	411,974
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.650%	03/24/26	425	430,361
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.875%(c)	03/29/49	1,200	1,056,000

			2,052,852

Beverages — 0.1%
Constellation Brands, Inc.,
Gtd. Notes
7.250%	05/15/17	350	364,875

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services — 0.5%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17		200	$209,500
American Express Co.,
Sub. Notes(a)
6.800%(c)	09/01/66		700	699,125
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		150	152,438
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN	5,000	286,667
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18		200	193,500
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A(g)
10.750%	05/15/18		268	154,100

				1,695,330

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)(g)
7.875%	01/15/23		50	52,750
Electricite de France SA (France),
Jr. Sub. Notes, EMTN
4.125%(c)	01/29/49	EUR	100	104,729
4.250%(c)	12/29/49	EUR	100	109,538

				267,017

Healthcare-Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		200	207,000

Insurance — 0.2%
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67		650	565,500

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	202,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		50	53,531
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46		520	574,220
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		350	340,375
7.375%	05/01/26		350	346,063
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
5.850%	05/01/17		775	802,261

				2,318,450

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas — 1.1%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23			300	$291,000
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22			275	257,125
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20			250	234,375
8.375%	05/23/21			960	990,720
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
5.500%	04/12/37			110	37,675
6.000%	05/16/24			2,240	792,176
6.000%	11/15/26			2,540	885,698
9.000%	11/17/21			250	107,125

					3,595,894

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
6.750%	05/15/24		EUR	400	450,560

Pharmaceuticals — 0.2%
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25			430	447,986
4.750%	03/15/45	(a)		175	183,763

					631,749

Pipelines — 0.4%
Enterprise Products Operating LLC,
Gtd. Notes
4.465%(c)	08/01/66			964	849,332
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21			350	353,500
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16			300	305,700

					1,508,532

Real Estate Investment Trusts (REITs) — 0.2%
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21			150	157,313
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
6.950%	01/30/44			670	693,450

					850,763

Telecommunications — 0.4%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19		MXN	8,510	458,349
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
9.125%	03/01/17			500	515,260

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		450	$358,875
Windstream Services LLC,
Gtd. Notes
7.750%	10/15/20		50	49,000

				1,381,484

TOTAL CORPORATE BONDS (cost $17,409,745)				16,604,294

FOREIGN GOVERNMENT BONDS — 8.1%
Brazil Letras do Tesouro Nacional (Brazil),
Bills
13.880%(s)	01/01/17	BRL	5,404	1,575,013
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	4,031	3,712,763
Sr. Notes
10.000%	01/01/17	BRL	1,068	326,395
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		640	651,200
7.450%	04/30/44		190	209,000
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		290	295,075
5.875%	04/18/24		110	114,950
7.450%	04/30/44		440	484,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.625%	06/14/23	EUR	330	370,797
4.750%	01/08/26		370	402,882
Sr. Unsec’d. Notes, RegS
5.875%	01/15/24		880	1,017,692
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	EUR	3,100	3,704,031
2.350%	09/15/19	EUR	4,230	5,640,217
Sr. Unsec’d. Notes
2.350%	09/15/24	EUR	990	1,267,104
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	7,976	499,339
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS
0.550%	11/30/19	EUR	4,580	5,247,082
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.000%	12/01/18		90	45,113
7.650%	04/21/25		60	24,450
8.250%	10/13/24		10	4,175
9.375%	01/13/34		460	198,950
11.950%	08/05/31		180	84,600
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20		150	60,937
7.750%	10/13/19		1,250	559,375
9.000%	05/07/23		130	55,413

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
9.250%	05/07/28		1,523	$654,890

TOTAL FOREIGN GOVERNMENT BONDS (cost $27,044,164)				27,205,443

MUNICIPAL BONDS — 1.6%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(g)
5.000%	07/01/34		15	9,737
5.125%	07/01/31		75	48,848
5.250%	07/01/27		25	16,365
5.500%	07/01/26		15	9,872
5.500%	07/01/32		45	29,470
5.500%	07/01/39		110	71,370
5.625%	07/01/32		35	23,092
5.750%	07/01/41		80	52,207
5.875%	07/01/36		40	26,226
6.000%	07/01/34		35	23,042
6.000%	07/01/39		855	559,786
8.000%	07/01/35		1,020	680,870
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33		270	181,246
5.750%	07/01/37		270	187,653
6.000%	07/01/38		95	67,688
6.000%	07/01/44		205	144,523
6.000%	07/01/47		75	52,595
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
6.750%(s)	08/01/32		515	226,214
5.000%	08/01/43		1,350	625,131
5.250%	08/01/41		3,285	1,529,463
5.250%	08/01/43		175	81,457
5.250%	08/01/40		40	27,957
5.375%	08/01/39		485	225,840
5.375%	08/01/38		170	79,161
5.500%	08/01/37		220	102,942
5.500%	08/01/28		485	227,227
5.750%	08/01/37		340	159,929
6.500%	08/01/44		20	9,601
6.625%(s)	08/01/37		190	19,678
6.625%(s)	08/01/38		150	14,552
6.760%(s)	08/01/35		70	8,061

TOTAL MUNICIPAL BONDS (cost $7,240,009)				5,521,803

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.3%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1X, Class 2A1
0.036%(c)	09/20/66	EUR	1,283	1,391,152
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.608%(c)	06/25/36		1,736	1,302,095
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.668%(c)	03/25/37		2,151	1,803,592
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2015-1HWA, Class A, 144A^
2.750%(c)	04/20/20	EUR	1,882	1,995,985

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
0.628%(c)	07/25/47	1,618	$1,282,857
Fannie Mae REMICS,
Series 2010-135, Class AS, IO(g)
5.462%(c)	12/25/40	439	74,678
Series 2011-124, Class SC, IO(g)
6.062%(c)	12/25/41	1,391	260,677
Series 2012-88, Class SB, IO(g)
6.182%(c)	07/25/42	786	141,775
Series 2012-90, Class FB
0.928%(c)	08/25/42	509	508,855
Series 2013-96, Class SW, IO(g)
5.612%(c)	09/25/43	1,563	252,466
Series 2013-96, Class SY, IO(g)
5.662%(c)	07/25/42	1,221	176,450
Series 2014-19, Class MS, IO(g)
6.112%(c)	11/25/39	1,204	162,472
Series 2014-6, Class SA, IO(g)
6.112%(c)	02/25/44	1,363	195,357
Series 2015-20, Class ES, IO(g)
5.662%(c)	04/25/45	890	199,946
Series 2015-22, Class DS, IO(g)
5.712%(c)	04/25/45	903	200,786
Series 2015-34, Class LS, IO(g)
5.612%(c)	06/25/45	1,774	355,080
Series 2015-79, Class SA, IO(g)
5.762%(c)	11/25/45	1,443	213,328
Series 2015-79, Class SE, IO(g)
5.762%(c)	11/25/45	855	133,285
Series 2016-1, Class SJ, IO(g)
5.662%(c)	02/25/46	1,922	390,158
Series 2016-25, Class FL
0.988%(c)	05/25/46	980	982,403
Series 2016-33, Class PF
0.988%(c)	06/25/46	990	992,168
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.569%(c)	11/15/38	558	51,611
Series 4314, Class SE, IO(g)
5.569%(c)	03/15/44	2,428	406,308
Series 4326, Class GS, IO(g)
5.569%(c)	04/15/44	1,726	257,223
Series 4431, Class ST, IO(g)
5.619%(c)	01/15/45	1,771	363,278
Series 4468, Class SY, IO(g)
5.619%(c)	05/15/45	872	174,570
Series 4473, Class AS, IO(g)
5.119%(c)	05/15/45	2,021	312,935
Series 4572, Class FA
0.931%(c)	04/15/46	979	979,563
Freddie Mac Strips,
Series 304, Class C45, IO(g)
3.000%	12/15/27	1,364	116,341
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3(x)
3.788%(c)	10/25/27	440	439,345
Series 2015-HQ1, Class M3(x)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.288%(c)	03/25/25	500	$516,995
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
6.118%(c)	01/16/40	2,953	466,602
Series 2010-9, Class YD, IO(g)
6.318%(c)	01/16/40	1,156	189,113
Series 2010-20, Class SE, IO(g)
5.764%(c)	02/20/40	1,887	315,870
Series 2010-37, Class SG, IO(g)
5.214%(c)	03/20/40	582	78,417
Series 2010-101, Class S, IO(g)
5.514%(c)	08/20/40	3,094	491,448
Series 2011-50, Class PS, IO(g)
5.614%(c)	02/20/41	1,870	272,683
Series 2012-149, Class MS, IO(g)
5.764%(c)	12/20/42	1,143	181,050
Series 2013-113, Class SA, IO(g)
6.214%(c)	08/20/43	1,467	239,705
Series 2013-167, Class SG, IO(g)
5.664%(c)	11/20/43	803	131,117
Series 2014-56, Class ST, IO(g)
5.618%(c)	12/16/39	2,553	346,663
Series 2014-96, Class SE, IO(g)
5.114%(c)	07/20/44	1,199	162,674
Series 2014-132, Class SL, IO(g)
5.614%(c)	10/20/43	2,258	278,425
Series 2014-180, Class PI, IO(g)
4.000%	08/20/44	809	91,874
Series 2015-95, Class GI, IO(g)
4.500%	07/16/45	2,227	426,102
Series 2015-110, Class MS, IO(g)
5.224%(c)	08/20/45	5,891	864,735
Series 2015-111, Class IW, IO(g)
4.000%	06/20/45	907	127,556
Series 2015-111, Class SM, IO(g)
5.714%(c)	08/20/45	844	133,648
Series 2015-112, Class SB, IO(g)
5.254%(c)	08/20/45	1,603	198,327
Series 2015-126, Class HS, IO(g)
5.714%(c)	09/20/45	1,669	296,018
Series 2015-129, Class IC, IO(g)
4.500%	09/16/45	796	107,565
Series 2015-144, Class QS, IO(g)
5.214%(c)	10/20/45	822	115,343
Series 2015-159, Class HS, IO(g)
5.714%(c)	11/20/45	906	137,535
Series 2015-167, Class AS, IO(g)
5.764%(c)	11/20/45	1,522	224,794
Series 2015-168, Class SD, IO(g)
5.714%(c)	11/20/45	1,154	166,139
Series 2016-1, Class ST, IO(g)
5.714%(c)	01/20/46	864	149,941
Series 2016-6, Class SB, IO(g)
5.164%(c)	01/20/46	2,258	293,195
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.648%(c)	03/25/37	1,877	1,469,289

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.758%(c)	12/25/35	2,012	$1,685,544
Series 2007-3, Class 1BA2
1.414%(c)	03/25/37	1,990	1,522,216
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A^
2.457%(c)	12/01/21	585	575,190
Series 2015-3, Class A, 144A
2.457%(c)	03/01/20	443	433,744
Washington Mutual Mortgage Pass-Through Certificates,
Series 2006-AR9, Class 1A
1.455%(c)	08/25/46	1,518	1,274,911
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
1.195%(c)	01/25/47	1,293	990,842

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $33,229,533)			31,072,009

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Federal Home Loan Bank, Bonds
0.654%(c)	10/27/17	23,500	23,492,469
Federal National Mortgage Assoc.
6.000%	08/01/36-05/01/41	3,078	3,524,831
6.000%	TBA	1,000	1,143,573

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,110,364)			28,160,873

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds
2.500%	05/15/46	1,800	1,875,109
3.625%	02/15/44	1,700	2,191,938
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19-01/15/23	5,550	5,875,170
0.375%	07/15/23-07/15/25	725	757,896
0.625%	01/15/24-01/15/26	1,920	2,059,267
1.375%	02/15/44	200	237,316
2.125%	02/15/40	900	1,302,259
2.500%	07/15/16	12,000	14,246,931
2.625%	07/15/17	2,200	2,643,016
U.S. Treasury Notes
0.875%	11/30/17	1,700	1,707,040
1.000%	12/31/17	1,700	1,710,625
2.250%	11/15/25	1,110	1,184,231

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,375,331)			35,790,798

		Shares	Value (Note 2)
COMMON STOCK — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Magnum Hunter Resources Corp.*(g) (cost $2,334,460)		233,447	$3,034,811

PREFERRED STOCK — 0.1%
Diversified Financial Services
Citigroup Capital XIII, 7.122%(c) (cost $316,082)		11,468	298,971

TOTAL LONG-TERM INVESTMENTS (cost $237,253,278)			231,859,551

SHORT-TERM INVESTMENTS — 25.7%
AFFILIATED MUTUAL FUND — 0.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,443,705; includes $553,341 of cash collateral received for securities on loan)(b)(w)(Note 4)		1,443,705	1,443,705

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 25.3%
U.S. Treasury Bills
0.214%	07/21/16	20,000	19,997,622
0.223%	07/21/16	14,000	13,998,269
0.225%	07/21/16	16,920	16,917,885
0.371%	12/22/16	14,000	13,980,820
0.372%	12/22/16	20,000	19,972,600

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,852,760)			84,867,196

TOTAL SHORT-TERM INVESTMENTS (cost $86,296,465)			86,310,901

TOTAL INVESTMENTS — 94.9% (cost $323,549,743)			318,170,452
Other assets in excess of liabilities(z) — 5.1%			17,137,103

NET ASSETS — 100.0%			$335,307,555

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,031,529 and 1.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $541,909; cash collateral of $553,341 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Portfolios	2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
24	20 Year U.S. Treasury Bonds	Sep. 2016	$4,040,105	$4,136,250	$96,145
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	1,316,875	1,304,625	(12,250)

					83,895

Short Positions:
166	2 Year U.S. Treasury Notes	Sep. 2016	36,253,344	36,408,469	(155,125)
379	5 Year U.S. Treasury Notes	Sep. 2016	45,858,753	46,300,180	(441,427)
168	10 Year U.S. Treasury Notes	Sep. 2016	22,057,614	22,341,375	(283,761)

					(880,313)

					$(796,418)

Cash of $640,156 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts open at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/01/16	BNP Paribas	ARS	4,074	$268,922	$266,083	$(2,839)
Expiring 09/29/16	Citigroup Global Markets	ARS	4,283	266,000	271,494	5,494
Australian Dollar,
Expiring 08/04/16	Deutsche Bank AG	AUD	3,269	2,413,991	2,434,741	20,750
Expiring 09/21/16	Hong Kong & Shanghai Bank	AUD	766	567,843	569,534	1,691
Expiring 09/21/16	Westpac Banking Corp.	AUD	5,742	4,128,760	4,269,551	140,791
Expiring 09/21/16	Westpac Banking Corp.	AUD	765	567,225	568,792	1,567
Brazilian Real,
Expiring 07/05/16	Deutsche Bank AG	BRL	2,092	574,000	650,135	76,135
Expiring 07/05/16	Morgan Stanley	BRL	11,938	3,264,884	3,710,257	445,373
Expiring 09/02/16	RBC Dominion Securities	BRL	10,095	2,964,475	3,079,608	115,133
British Pound,
Expiring 07/20/16	Royal Bank of Scotland	GBP	1,370	1,970,015	1,824,213	(145,802)
Expiring 07/20/16	Westpac Banking Corp.	GBP	14,322	20,967,637	19,069,641	(1,897,996)
Expiring 09/21/16	BNP Paribas	GBP	1,006	1,339,747	1,340,354	607
Expiring 09/21/16	BNP Paribas	GBP	221	318,981	293,999	(24,982)
Expiring 09/21/16	Citigroup Global Markets	GBP	729	1,053,470	971,861	(81,609)
Expiring 09/21/16	Citigroup Global Markets	GBP	511	673,140	680,835	7,695
Expiring 09/21/16	Citigroup Global Markets	GBP	508	669,283	677,073	7,790
Expiring 09/21/16	Citigroup Global Markets	GBP	508	673,588	676,839	3,251
Expiring 09/21/16	Deutsche Bank AG	GBP	847	1,241,917	1,128,508	(113,409)
Expiring 09/21/16	Deutsche Bank AG	GBP	189	273,535	251,894	(21,641)
Expiring 09/21/16	JPMorgan Chase	GBP	493	676,110	656,853	(19,257)
Expiring 09/21/16	State Street Bank	GBP	500	672,915	666,180	(6,735)
Expiring 09/21/16	State Street Bank	GBP	496	676,217	660,850	(15,367)
Expiring 09/21/16	UBS AG	GBP	512	676,126	682,061	5,935
Expiring 09/21/16	UBS AG	GBP	171	249,413	227,987	(21,426)
Canadian Dollar,
Expiring 07/15/16	Credit Suisse First Boston Corp.	CAD	5,950	4,529,233	4,605,433	76,200
Expiring 09/21/16	RBC Dominion Securities	CAD	1,760	1,351,000	1,362,509	11,509
Expiring 09/21/16	RBC Dominion Securities	CAD	733	569,000	567,614	(1,386)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued):
Expiring 09/21/16	RBC Dominion Securities	CAD	437	$336,000	$338,571	$2,571
Expiring 09/21/16	Standard Chartered PLC	CAD	740	567,000	573,084	6,084
Expiring 09/21/16	State Street Bank	CAD	879	673,000	680,812	7,812
Chinese Renminbi,
Expiring 07/11/16	JPMorgan Chase	CNH	16,737	2,564,857	2,509,983	(54,874)
Expiring 07/11/16	JPMorgan Chase	CNH	16,730	2,448,000	2,509,003	61,003
Expiring 07/12/16	JPMorgan Chase	CNH	11,137	1,706,634	1,670,162	(36,472)
Expiring 07/12/16	JPMorgan Chase	CNH	11,133	1,631,245	1,669,487	38,242
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	10,744	1,578,831	1,611,022	32,191
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	10,742	1,646,214	1,610,815	(35,399)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,068	1,342,077	1,359,705	17,628
Expiring 07/15/16	JPMorgan Chase	CNH	9,065	1,389,152	1,359,293	(29,859)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,349	788,545	801,888	13,343
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,348	819,252	801,710	(17,542)
Expiring 07/21/16	JPMorgan Chase	CNH	10,922	1,672,669	1,637,306	(35,363)
Expiring 07/21/16	Standard Chartered PLC	CNH	10,922	1,603,091	1,637,305	34,214
Expiring 07/22/16	JPMorgan Chase	CNH	10,833	1,658,984	1,623,924	(35,060)
Expiring 07/22/16	Standard Chartered PLC	CNH	10,839	1,602,100	1,624,885	22,785
Expiring 07/26/16	Deutsche Bank AG	CNH	5,461	808,880	818,499	9,619
Expiring 07/26/16	Deutsche Bank AG	CNH	1,373	202,640	205,742	3,102
Expiring 07/26/16	JPMorgan Chase	CNH	6,830	1,045,750	1,023,671	(22,079)
Expiring 08/02/16	Deutsche Bank AG	CNH	5,811	859,863	870,665	10,802
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,086	1,196,395	1,211,604	15,209
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,082	1,237,212	1,211,006	(26,206)
Expiring 08/02/16	JPMorgan Chase	CNH	5,807	888,819	870,085	(18,734)
Expiring 08/03/16	Deutsche Bank AG	CNH	2,826	417,602	423,426	5,824
Expiring 08/03/16	Hong Kong & Shanghai Bank	CNH	2,824	432,304	423,175	(9,129)
Expiring 08/05/16	Barclays Capital Group	CNH	5,537	817,705	829,531	11,826
Expiring 08/05/16	Hong Kong & Shanghai Bank	CNH	5,533	847,123	829,041	(18,082)
Expiring 08/16/16	Barclays Capital Group	CNH	6,759	1,003,936	1,012,139	8,203
Expiring 08/16/16	JPMorgan Chase	CNH	6,755	1,033,348	1,011,537	(21,811)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,250	789,131	786,179	(2,952)
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,246	802,310	785,589	(16,721)
Expiring 09/01/16	Barclays Capital Group	CNH	5,789	844,201	866,406	22,205
Expiring 09/01/16	BNP Paribas	CNH	14,560	2,137,453	2,179,069	41,616
Expiring 09/01/16	Citigroup Global Markets	CNH	14,856	2,171,233	2,223,255	52,022
Expiring 09/01/16	Citigroup Global Markets	CNH	11,441	1,688,000	1,712,170	24,170
Expiring 09/01/16	Deutsche Bank AG	CNH	5,745	844,000	859,723	15,723
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	5,809	844,000	869,408	25,408
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	5,695	861,000	852,236	(8,764)
Expiring 09/01/16	JPMorgan Chase	CNH	5,738	844,000	858,675	14,675
Expiring 09/01/16	Morgan Stanley	CNH	3,235	474,328	484,081	9,753
Expiring 09/01/16	Standard Chartered PLC	CNH	9,473	1,430,345	1,417,629	(12,716)
Expiring 09/01/16	Standard Chartered PLC	CNH	5,789	844,000	866,393	22,393
Expiring 09/01/16	Standard Chartered PLC	CNH	5,732	844,000	857,862	13,862
Expiring 09/01/16	Standard Chartered PLC	CNH	3,799	573,000	568,014	(4,986)
Expiring 09/01/16	Westpac Banking Corp.	CNH	5,800	844,000	868,028	24,028
Expiring 09/21/16	Hong Kong & Shanghai Bank	CNH	8,932	1,352,000	1,335,416	(16,584)
Expiring 09/21/16	Standard Chartered PLC	CNH	17,858	2,704,000	2,669,973	(34,027)
Expiring 09/21/16	Standard Chartered PLC	CNH	11,271	1,708,500	1,685,111	(23,389)
Colombian Peso,
Expiring 07/15/16	Deutsche Bank AG	COP	2,631,097	879,818	897,572	17,754
Expiring 07/15/16	Hong Kong & Shanghai Bank	COP	1,948,672	673,000	664,770	(8,230)
Euro,
Expiring 07/13/16	Bank of America	EUR	300	332,936	333,022	86
Expiring 07/13/16	Bank of America	EUR	115	128,474	127,633	(841)
Expiring 07/13/16	Citigroup Global Markets	EUR	72	81,345	79,911	(1,434)
Expiring 07/13/16	JPMorgan Chase	EUR	198	219,803	219,452	(351)

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued):
Expiring 07/13/16	JPMorgan Chase	EUR	93	$104,268	$103,329	$(939)
Expiring 07/13/16	Standard Chartered PLC	EUR	692	772,553	768,236	(4,317)
Expiring 07/13/16	Westpac Banking Corp.	EUR	5,167	5,860,551	5,736,961	(123,590)
Expiring 07/13/16	Westpac Banking Corp.	EUR	796	896,394	883,404	(12,990)
Expiring 07/13/16	Westpac Banking Corp.	EUR	219	249,001	243,613	(5,388)
Expiring 09/21/16	Citigroup Global Markets	EUR	502	567,732	558,834	(8,898)
Expiring 09/21/16	Citigroup Global Markets	EUR	500	568,140	556,608	(11,532)
Expiring 09/21/16	Citigroup Global Markets	EUR	500	568,830	556,608	(12,222)
Expiring 09/21/16	Hong Kong & Shanghai Bank	EUR	221	250,371	245,795	(4,576)
Expiring 09/21/16	Morgan Stanley	EUR	1,086	1,209,085	1,208,587	(498)
Expiring 09/21/16	RBC Dominion Securities	EUR	245	274,283	272,659	(1,624)
Expiring 09/21/16	Standard Chartered PLC	EUR	1,773	2,029,464	1,973,731	(55,733)
Expiring 09/21/16	State Street Bank	EUR	669	749,094	744,709	(4,385)
Hungarian Forint,
Expiring 09/21/16	BNP Paribas	HUF	417,231	1,492,965	1,466,187	(26,778)
Indonesian Rupiah,
Expiring 07/15/16	BNP Paribas	IDR	18,596,081	1,357,874	1,404,167	46,293
Expiring 07/29/16	Hong Kong & Shanghai Bank	IDR	7,315,149	544,687	551,153	6,466
Expiring 08/10/16	Citigroup Global Markets	IDR	15,734,408	1,179,049	1,182,600	3,551
Japanese Yen,
Expiring 08/10/16	Deutsche Bank AG	JPY	181,643	1,771,166	1,761,294	(9,872)
Expiring 08/10/16	Westpac Banking Corp.	JPY	317,993	3,046,610	3,083,409	36,799
Expiring 09/21/16	Bank of America	JPY	69,359	676,000	673,644	(2,356)
Expiring 09/21/16	Bank of America	JPY	68,058	672,000	661,007	(10,993)
Expiring 09/21/16	Citigroup Global Markets	JPY	164,586	1,579,600	1,598,534	18,934
Expiring 09/21/16	JPMorgan Chase	JPY	29,860	275,286	290,013	14,727
Expiring 09/21/16	Morgan Stanley	JPY	58,804	566,000	571,135	5,135
Expiring 09/21/16	State Street Bank	JPY	68,902	676,000	669,209	(6,791)
Malaysian Ringgit,
Expiring 07/08/16	Hong Kong & Shanghai Bank	MYR	2,381	572,000	590,275	18,275
Expiring 07/08/16	Hong Kong & Shanghai Bank	MYR	2,371	572,000	587,840	15,840
Expiring 07/25/16	Hong Kong & Shanghai Bank	MYR	2,045	501,795	506,323	4,528
Expiring 07/27/16	Citigroup Global Markets	MYR	3,231	786,549	799,925	13,376
Expiring 07/28/16	Citigroup Global Markets	MYR	1,756	438,288	434,838	(3,450)
Expiring 08/01/16	JPMorgan Chase	MYR	2,129	525,344	526,991	1,647
Expiring 08/10/16	Hong Kong & Shanghai Bank	MYR	4,748	1,178,310	1,174,332	(3,978)
Expiring 09/08/16	UBS AG	MYR	4,752	1,170,434	1,173,083	2,649
Mexican Peso,
Expiring 09/21/16	Bank of America	MXN	55,442	2,960,399	3,006,869	46,470
Expiring 09/21/16	Bank of America	MXN	14,843	790,794	805,009	14,215
Expiring 09/21/16	Hong Kong & Shanghai Bank	MXN	10,668	570,000	578,544	8,544
Expiring 09/21/16	JPMorgan Chase	MXN	50,983	2,727,967	2,765,018	37,051
Expiring 09/21/16	Morgan Stanley	MXN	38,734	2,060,105	2,100,711	40,606
Expiring 09/21/16	Morgan Stanley	MXN	4,178	227,000	226,605	(395)
Expiring 09/21/16	State Street Bank	MXN	3,796	201,669	205,892	4,223
New Taiwanese Dollar,
Expiring 07/07/16	BNP Paribas	TWD	58,704	1,810,464	1,820,083	9,619
Expiring 07/07/16	Standard Chartered PLC	TWD	37,300	1,149,824	1,156,468	6,644
Expiring 07/14/16	UBS AG	TWD	35,691	1,093,705	1,106,753	13,048
New Zealand Dollar,
Expiring 08/05/16	Westpac Banking Corp.	NZD	3,454	2,425,091	2,461,434	36,343
Expiring 09/21/16	Citigroup Global Markets	NZD	954	672,312	678,250	5,938
Norwegian Krone,
Expiring 09/21/16	BNP Paribas	NOK	2,654	318,166	317,132	(1,034)
Expiring 09/21/16	Citigroup Global Markets	NOK	2,087	248,752	249,309	557
Expiring 09/21/16	State Street Bank	NOK	2,086	249,970	249,197	(773)
Expiring 09/21/16	UBS AG	NOK	1,857	227,761	221,822	(5,939)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty,
Expiring 09/21/16	JPMorgan Chase	PLN	11,557	$2,925,630	$2,923,821	$(1,809)
Russian Ruble,
Expiring 07/08/16	JPMorgan Chase	RUB	37,457	570,000	584,477	14,477
Expiring 07/08/16	JPMorgan Chase	RUB	37,297	570,000	581,988	11,988
Expiring 07/11/16	UBS AG	RUB	36,685	567,000	571,962	4,962
Expiring 07/11/16	UBS AG	RUB	36,400	567,000	567,515	515
Expiring 07/14/16	Citigroup Global Markets	RUB	40,030	621,000	623,598	2,598
Expiring 07/29/16	Morgan Stanley	RUB	43,464	673,000	674,345	1,345
Expiring 07/29/16	UBS AG	RUB	87,199	1,345,000	1,352,893	7,893
Expiring 08/11/16	Morgan Stanley	RUB	105,633	1,590,685	1,633,126	42,441
South African Rand,
Expiring 08/16/16	Citigroup Global Markets	ZAR	6,293	405,963	423,057	17,094
Expiring 09/21/16	Citigroup Global Markets	ZAR	3,512	228,000	234,394	6,394
Expiring 09/21/16	Morgan Stanley	ZAR	4,211	272,820	281,031	8,211
Expiring 09/21/16	Morgan Stanley	ZAR	4,111	269,000	274,396	5,396
Expiring 09/21/16	Morgan Stanley	ZAR	4,093	269,000	273,147	4,147
Expiring 09/21/16	Morgan Stanley	ZAR	4,045	268,000	269,954	1,954
Expiring 09/21/16	Standard Chartered PLC	ZAR	11,413	712,171	761,672	49,501
Expiring 09/21/16	Standard Chartered PLC	ZAR	3,578	227,000	238,802	11,802
South Korean Won,
Expiring 07/05/16	Deutsche Bank AG	KRW	683,127	573,000	593,039	20,039
Expiring 07/08/16	Morgan Stanley	KRW	1,335,073	1,154,158	1,158,974	4,816
Expiring 07/15/16	Bank of America	KRW	1,279,265	1,080,679	1,110,449	29,770
Expiring 07/18/16	Deutsche Bank AG	KRW	670,197	569,000	581,738	12,738
Expiring 08/16/16	Deutsche Bank AG	KRW	683,127	582,376	592,758	10,382
Swedish Krona,
Expiring 07/29/16	Citigroup Global Markets	SEK	32,636	4,024,344	3,862,319	(162,025)
Expiring 09/21/16	Citigroup Global Markets	SEK	2,259	274,127	268,007	(6,120)
Expiring 09/21/16	Morgan Stanley	SEK	3,924	479,554	465,487	(14,067)
Expiring 09/21/16	UBS AG	SEK	1,888	227,494	224,017	(3,477)
Turkish Lira,
Expiring 09/21/16	Morgan Stanley	TRY	1,974	670,000	672,979	2,979
Expiring 09/21/16	Morgan Stanley	TRY	1,680	567,000	572,527	5,527
United Arab Emirates Dirham,
Expiring 12/07/16	Morgan Stanley	AED	42,425	11,542,888	11,539,350	(3,538)

				$198,573,123	$197,411,503	(1,161,620)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/04/16	Deutsche Bank AG	AUD	4,165	$3,075,686	$3,102,124	$(26,438)
Expiring 09/21/16	BNP Paribas	AUD	452	333,241	335,830	(2,589)
Expiring 09/21/16	Standard Chartered PLC	AUD	419	311,000	311,259	(259)
Expiring 09/21/16	Standard Chartered PLC	AUD	380	274,283	282,332	(8,049)
Expiring 09/21/16	Westpac Banking Corp.	AUD	1,807	1,338,138	1,343,537	(5,399)
Expiring 09/21/16	Westpac Banking Corp.	AUD	1,364	982,166	1,014,106	(31,940)
Brazilian Real,
Expiring 07/05/16	Morgan Stanley	BRL	1,987	570,000	617,432	(47,432)
Expiring 07/05/16	Morgan Stanley	BRL	1,949	567,500	605,585	(38,085)
Expiring 07/05/16	RBC Dominion Securities	BRL	10,095	3,016,339	3,137,376	(121,037)
Expiring 08/02/16	RBC Dominion Securities	BRL	17,082	4,696,470	5,261,655	(565,185)
Expiring 09/02/16	Bank of America	BRL	2,189	670,000	667,824	2,176
Expiring 09/02/16	Deutsche Bank AG	BRL	2,218	673,000	676,522	(3,522)
Expiring 09/02/16	Morgan Stanley	BRL	3,403	1,009,000	1,038,260	(29,260)
Expiring 09/02/16	Morgan Stanley	BRL	2,235	673,000	681,971	(8,971)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound,
Expiring 07/20/16	Westpac Banking Corp.	GBP	15,808	$23,143,427	$21,048,477	$2,094,950
Expiring 09/21/16	BNP Paribas	GBP	385	566,050	512,958	53,092
Expiring 09/21/16	Citigroup Global Markets	GBP	1,150	1,684,299	1,532,666	151,633
Expiring 09/21/16	Citigroup Global Markets	GBP	508	670,299	677,073	(6,774)
Expiring 09/21/16	Citigroup Global Markets	GBP	508	672,155	676,838	(4,683)
Expiring 09/21/16	Deutsche Bank AG	GBP	485	675,890	646,194	29,696
Expiring 09/21/16	Hong Kong & Shanghai Bank	GBP	990	1,356,305	1,319,036	37,269
Expiring 09/21/16	JPMorgan Chase	GBP	532	722,753	709,059	13,694
Expiring 09/21/16	JPMorgan Chase	GBP	438	599,791	583,205	16,586
Expiring 09/21/16	Morgan Stanley	GBP	491	676,672	654,189	22,483
Expiring 09/21/16	RBC Dominion Securities	GBP	1,009	1,346,263	1,344,350	1,913
Expiring 09/21/16	Standard Chartered PLC	GBP	493	683,446	656,853	26,593
Expiring 09/21/16	State Street Bank	GBP	489	675,485	651,524	23,961
Expiring 09/21/16	State Street Bank	GBP	386	568,080	514,291	53,789
Expiring 09/21/16	UBS AG	GBP	1,001	1,348,032	1,333,692	14,340
Expiring 09/21/16	UBS AG	GBP	512	680,186	682,062	(1,876)
Canadian Dollar,
Expiring 07/15/16	State Street Bank	CAD	5,187	3,950,850	4,015,108	(64,258)
Expiring 09/21/16	Citigroup Global Markets	CAD	3,788	2,894,482	2,932,587	(38,105)
Expiring 09/21/16	Hong Kong & Shanghai Bank	CAD	735	567,000	569,180	(2,180)
Expiring 09/21/16	Morgan Stanley	CAD	3,784	2,880,766	2,929,170	(48,404)
Expiring 09/21/16	RBC Dominion Securities	CAD	876	676,000	678,377	(2,377)
Expiring 09/21/16	RBC Dominion Securities	CAD	872	676,000	675,345	655
Expiring 09/21/16	Standard Chartered PLC	CAD	5,406	4,135,973	4,184,992	(49,019)
Chilean Peso,
Expiring 07/14/16	Deutsche Bank AG	CLP	237,271	345,876	358,006	(12,130)
Expiring 07/28/16	Hong Kong & Shanghai Bank	CLP	166,921	246,979	251,523	(4,544)
Chinese Renminbi,
Expiring 07/11/16	JPMorgan Chase	CNH	16,737	2,448,000	2,509,983	(61,983)
Expiring 07/11/16	JPMorgan Chase	CNH	16,730	2,562,677	2,509,002	53,675
Expiring 07/12/16	JPMorgan Chase	CNH	11,137	1,631,245	1,670,162	(38,917)
Expiring 07/12/16	JPMorgan Chase	CNH	11,133	1,705,108	1,669,487	35,621
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	10,744	1,645,870	1,611,021	34,849
Expiring 07/14/16	Hong Kong & Shanghai Bank	CNH	10,742	1,578,831	1,610,815	(31,984)
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,068	1,389,105	1,359,705	29,400
Expiring 07/15/16	Hong Kong & Shanghai Bank	CNH	9,065	1,342,077	1,359,293	(17,216)
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,349	818,969	801,888	17,081
Expiring 07/21/16	Hong Kong & Shanghai Bank	CNH	5,348	788,545	801,710	(13,165)
Expiring 07/21/16	Standard Chartered PLC	CNH	10,922	1,672,182	1,637,305	34,877
Expiring 07/21/16	Standard Chartered PLC	CNH	10,922	1,603,091	1,637,305	(34,214)
Expiring 07/22/16	Standard Chartered PLC	CNH	10,839	1,659,457	1,624,885	34,572
Expiring 07/22/16	Standard Chartered PLC	CNH	10,833	1,602,100	1,623,924	(21,824)
Expiring 07/26/16	Barclays Capital Group	CNH	6,834	1,045,052	1,024,241	20,811
Expiring 07/26/16	Deutsche Bank AG	CNH	5,458	808,880	818,050	(9,170)
Expiring 07/26/16	Deutsche Bank AG	CNH	1,372	202,640	205,621	(2,981)
Expiring 08/02/16	Barclays Capital Group	CNH	5,811	888,255	870,665	17,590
Expiring 08/02/16	Deutsche Bank AG	CNH	5,807	859,863	870,085	(10,222)
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,086	1,236,745	1,211,605	25,140
Expiring 08/02/16	Hong Kong & Shanghai Bank	CNH	8,082	1,196,395	1,211,006	(14,611)
Expiring 08/03/16	Barclays Capital Group	CNH	2,826	431,998	423,426	8,572
Expiring 08/03/16	Deutsche Bank AG	CNH	2,824	417,602	423,175	(5,573)
Expiring 08/05/16	Barclays Capital Group	CNH	5,533	817,705	829,041	(11,336)
Expiring 08/05/16	Deutsche Bank AG	CNH	5,537	846,717	829,531	17,186
Expiring 08/16/16	Barclays Capital Group	CNH	6,755	1,003,936	1,011,538	(7,602)
Expiring 08/16/16	Deutsche Bank AG	CNH	6,759	1,032,620	1,012,139	20,481
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,250	801,858	786,179	15,679
Expiring 08/18/16	Hong Kong & Shanghai Bank	CNH	5,246	789,131	785,588	3,543
Expiring 09/01/16	Barclays Capital Group	CNH	23,527	3,532,556	3,520,975	11,581

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 09/01/16	Barclays Capital Group	CNH	11,318	$1,666,000	$1,693,812	$(27,812)
Expiring 09/01/16	Citigroup Global Markets	CNH	6,215	950,325	930,043	20,282
Expiring 09/01/16	Citigroup Global Markets	CNH	5,073	762,000	759,160	2,840
Expiring 09/01/16	Deutsche Bank AG	CNH	5,701	833,000	853,226	(20,226)
Expiring 09/01/16	Deutsche Bank AG	CNH	1,514	230,000	226,552	3,448
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	20,642	3,129,000	3,089,192	39,808
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNH	17,058	2,488,267	2,552,912	(64,645)
Expiring 09/01/16	JPMorgan Chase	CNH	13,715	2,086,000	2,052,556	33,444
Expiring 09/01/16	JPMorgan Chase	CNH	5,459	846,000	816,987	29,013
Expiring 09/01/16	JPMorgan Chase	CNH	5,412	807,000	809,951	(2,951)
Expiring 09/01/16	Standard Chartered PLC	CNH	10,920	1,691,000	1,634,226	56,774
Expiring 09/01/16	Standard Chartered PLC	CNH	10,916	1,685,000	1,633,698	51,302
Expiring 09/01/16	Standard Chartered PLC	CNH	6,928	1,040,000	1,036,824	3,176
Expiring 09/01/16	Westpac Banking Corp.	CNH	13,694	2,086,000	2,049,465	36,535
Expiring 09/01/16	Westpac Banking Corp.	CNH	5,672	828,000	848,881	(20,881)
Expiring 09/21/16	JPMorgan Chase	CNH	9,739	1,472,588	1,456,114	16,474
Colombian Peso,
Expiring 07/15/16	JPMorgan Chase	COP	2,678,878	886,136	913,872	(27,736)
Expiring 07/15/16	Morgan Stanley	COP	1,603,846	540,070	547,136	(7,066)
Euro,
Expiring 07/13/16	Westpac Banking Corp.	EUR	25,900	29,376,169	28,756,671	619,498
Expiring 07/13/16	Westpac Banking Corp.	EUR	543	614,409	603,012	11,397
Expiring 09/21/16	Citigroup Global Markets	EUR	597	678,282	664,590	13,692
Expiring 09/21/16	Citigroup Global Markets	EUR	282	318,140	314,165	3,975
Expiring 09/21/16	Deutsche Bank AG	EUR	502	567,446	558,835	8,611
Expiring 09/21/16	Morgan Stanley	EUR	1,838	2,032,769	2,046,090	(13,321)
Expiring 09/21/16	State Street Bank	EUR	5,469	6,234,781	6,088,135	146,646
Hong Kong Dollar,
Expiring 09/21/16	Standard Chartered PLC	HKD	26,504	3,416,442	3,419,727	(3,285)
Expiring 09/21/16	Westpac Banking Corp.	HKD	5,605	722,923	723,152	(229)
Indonesian Rupiah,
Expiring 07/15/16	Morgan Stanley	IDR	4,842,270	352,858	365,634	(12,776)
Expiring 07/18/16	JPMorgan Chase	IDR	7,638,199	569,000	576,481	(7,481)
Expiring 07/28/16	Citigroup Global Markets	IDR	9,144,509	676,000	689,092	(13,092)
Expiring 07/29/16	JPMorgan Chase	IDR	7,668,459	573,901	577,774	(3,873)
Japanese Yen,
Expiring 08/10/16	Westpac Banking Corp.	JPY	91,251	874,253	884,813	(10,560)
Expiring 09/21/16	Bank of America	JPY	61,338	572,000	595,748	(23,748)
Expiring 09/21/16	JPMorgan Chase	JPY	58,719	567,000	570,311	(3,311)
Expiring 09/21/16	RBC Dominion Securities	JPY	26,686	250,099	259,187	(9,088)
Expiring 09/21/16	State Street Bank	JPY	109,673	1,009,666	1,065,196	(55,530)
Malaysian Ringgit,
Expiring 07/08/16	UBS AG	MYR	4,752	1,172,224	1,178,116	(5,892)
Expiring 07/27/16	Westpac Banking Corp.	MYR	5,875	1,444,520	1,454,529	(10,009)
Expiring 07/28/16	Deutsche Bank AG	MYR	4,608	1,117,022	1,140,714	(23,692)
Expiring 08/10/16	Citigroup Global Markets	MYR	2,215	539,262	547,832	(8,570)
Mexican Peso,
Expiring 08/16/16	Citigroup Global Markets	MXN	20,682	1,082,199	1,125,922	(43,723)
Expiring 09/21/16	JPMorgan Chase	MXN	3,983	217,097	216,005	1,092
Expiring 09/21/16	Morgan Stanley	MXN	10,776	569,000	584,443	(15,443)
New Taiwanese Dollar,
Expiring 07/07/16	Hong Kong & Shanghai Bank	TWD	18,655	572,000	578,378	(6,378)
Expiring 07/07/16	JPMorgan Chase	TWD	29,323	908,947	909,126	(179)
Expiring 07/07/16	Standard Chartered PLC	TWD	29,382	908,805	910,957	(2,152)
Expiring 07/07/16	Standard Chartered PLC	TWD	18,646	572,000	578,089	(6,089)
Expiring 07/13/16	Hong Kong & Shanghai Bank	TWD	18,393	570,000	570,344	(344)
Expiring 07/14/16	Citigroup Global Markets	TWD	75,584	2,310,037	2,343,829	(33,792)
Expiring 07/14/16	Citigroup Global Markets	TWD	18,281	567,000	566,872	128

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 07/14/16	UBS AG	TWD	33,010	$1,020,070	$1,023,604	$(3,534)
Expiring 07/15/16	UBS AG	TWD	9,401	287,182	291,523	(4,341)
Expiring 07/22/16	Morgan Stanley	TWD	70,628	2,192,393	2,190,548	1,845
Expiring 07/22/16	Morgan Stanley	TWD	37,213	1,141,322	1,154,167	(12,845)
Expiring 07/27/16	Hong Kong & Shanghai Bank	TWD	21,593	676,000	669,779	6,221
Expiring 07/28/16	JPMorgan Chase	TWD	23,041	705,274	714,735	(9,461)
Expiring 08/03/16	JPMorgan Chase	TWD	18,720	577,878	580,781	(2,903)
Expiring 08/10/16	Morgan Stanley	TWD	37,456	1,163,301	1,162,221	1,080
Expiring 08/18/16	Citigroup Global Markets	TWD	29,382	915,745	911,850	3,895
Expiring 08/18/16	Citigroup Global Markets	TWD	18,685	582,373	579,896	2,477
Expiring 08/22/16	Citigroup Global Markets	TWD	37,548	1,159,596	1,165,386	(5,790)
Expiring 08/25/16	BNP Paribas	TWD	58,704	1,809,906	1,822,157	(12,251)
Expiring 08/26/16	Standard Chartered PLC	TWD	37,300	1,149,824	1,157,812	(7,988)
New Zealand Dollar,
Expiring 08/05/16	Westpac Banking Corp.	NZD	2,954	2,074,036	2,105,118	(31,082)
Expiring 09/21/16	Deutsche Bank AG	NZD	953	668,870	677,540	(8,670)
Expiring 09/21/16	Hong Kong & Shanghai Bank	NZD	1,607	1,135,723	1,142,504	(6,781)
Expiring 09/21/16	Hong Kong & Shanghai Bank	NZD	710	501,480	504,474	(2,994)
Expiring 09/21/16	Hong Kong & Shanghai Bank	NZD	338	228,697	240,132	(11,435)
Expiring 09/21/16	JPMorgan Chase	NZD	389	272,861	276,351	(3,490)
Expiring 09/21/16	Standard Chartered PLC	NZD	3,901	2,640,720	2,773,163	(132,443)
Expiring 09/21/16	Standard Chartered PLC	NZD	403	274,283	286,705	(12,422)
Expiring 09/21/16	State Street Bank	NZD	644	452,363	458,127	(5,764)
Expiring 09/21/16	UBS AG	NZD	1,032	728,351	733,930	(5,579)
Expiring 09/21/16	UBS AG	NZD	357	249,709	253,689	(3,980)
Expiring 09/21/16	Westpac Banking Corp.	NZD	1,148	812,663	815,870	(3,207)
Norwegian Krone,
Expiring 07/29/16	Hong Kong & Shanghai Bank	NOK	5,096	626,192	608,909	17,283
Expiring 09/21/16	BNP Paribas	NOK	1,887	226,042	225,489	553
Russian Ruble,
Expiring 07/14/16	JPMorgan Chase	RUB	104,232	1,570,419	1,623,770	(53,351)
Expiring 07/14/16	Morgan Stanley	RUB	15,754	237,861	245,419	(7,558)
Expiring 07/27/16	Morgan Stanley	RUB	178,796	2,704,000	2,775,524	(71,524)
Singapore Dollar,
Expiring 09/21/16	Bank of America	SGD	1,726	1,282,880	1,280,273	2,607
Expiring 09/21/16	Bank of America	SGD	775	570,000	574,460	(4,460)
Expiring 09/21/16	Citigroup Global Markets	SGD	4,451	3,223,411	3,301,445	(78,034)
Expiring 09/21/16	Citigroup Global Markets	SGD	886	642,805	656,936	(14,131)
Expiring 09/21/16	Citigroup Global Markets	SGD	781	572,000	578,928	(6,928)
Expiring 09/21/16	Deutsche Bank AG	SGD	1,555	1,140,000	1,153,400	(13,400)
Expiring 09/21/16	Hong Kong & Shanghai Bank	SGD	886	649,713	656,937	(7,224)
Expiring 09/21/16	Morgan Stanley	SGD	1,812	1,352,000	1,343,798	8,202
Expiring 09/21/16	State Street Bank	SGD	906	676,000	671,583	4,417
Expiring 09/21/16	State Street Bank	SGD	886	651,247	657,208	(5,961)
South African Rand,
Expiring 09/21/16	Morgan Stanley	ZAR	8,256	552,000	551,023	977
Expiring 09/21/16	Morgan Stanley	ZAR	3,486	228,000	232,657	(4,657)
Expiring 09/21/16	Standard Chartered PLC	ZAR	3,519	228,000	234,852	(6,852)
Expiring 09/21/16	Standard Chartered PLC	ZAR	3,516	227,000	234,631	(7,631)
South Korean Won,
Expiring 07/05/16	Deutsche Bank AG	KRW	683,127	582,723	593,039	(10,316)
Expiring 07/08/16	JPMorgan Chase	KRW	670,624	572,000	582,168	(10,168)
Expiring 07/08/16	Morgan Stanley	KRW	664,448	570,000	576,807	(6,807)
Expiring 07/15/16	Citigroup Global Markets	KRW	660,518	570,000	573,354	(3,354)
Expiring 07/15/16	UBS AG	KRW	668,019	576,550	579,866	(3,316)
Expiring 07/15/16	Westpac Banking Corp.	KRW	1,077,773	923,890	935,547	(11,657)
Expiring 07/18/16	JPMorgan Chase	KRW	1,905,904	1,649,490	1,654,344	(4,854)
Expiring 07/25/16	Citigroup Global Markets	KRW	3,685,760	3,085,351	3,199,051	(113,700)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts open at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 07/25/16	Deutsche Bank AG	KRW	1,316,238	$1,133,613	$1,142,427	$(8,814)
Expiring 08/16/16	Morgan Stanley	KRW	1,335,073	1,153,590	1,158,460	(4,870)
Swedish Krona,
Expiring 07/29/16	Bank of America	SEK	30,194	3,721,299	3,573,283	148,016
Expiring 09/21/16	Hong Kong & Shanghai Bank	SEK	2,730	332,170	323,816	8,354
Thai Baht,
Expiring 07/27/16	Deutsche Bank AG	THB	43,919	1,247,244	1,249,177	(1,933)
Expiring 08/11/16	Deutsche Bank AG	THB	20,269	573,739	576,353	(2,614)
Expiring 08/25/16	Deutsche Bank AG	THB	20,426	579,507	580,662	(1,155)
Expiring 09/02/16	Deutsche Bank AG	THB	20,517	582,187	583,198	(1,011)
Turkish Lira,
Expiring 09/21/16	Citigroup Global Markets	TRY	3,568	1,181,720	1,216,119	(34,399)
Expiring 09/21/16	Hong Kong & Shanghai Bank	TRY	1,708	569,000	582,367	(13,367)
Expiring 09/21/16	Morgan Stanley	TRY	2,018	672,000	687,839	(15,839)
United Arab Emirates Dirham,
Expiring 12/07/16	Morgan Stanley	AED	42,425	11,477,000	11,539,350	(62,350)

				$267,507,992	$266,046,825	1,461,167

						$299,547

Cross currency exchange contracts outstanding at June 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/21/16	Buy	AUD	772	NZD	812	$(3,713)	Citigroup Global Markets
09/21/16	Buy	AUD	794	NZD	844	(9,962)	State Street Bank
09/21/16	Buy	AUD	773	NZD	810	(1,345)	Westpac Banking Corp.
09/21/16	Buy	AUD	818	NZD	870	(10,862)	Westpac Banking Corp.
09/21/16	Buy	AUD	1,816	NZD	1,903	(2,811)	Westpac Banking Corp.
09/21/16	Buy	CHF	209	EUR	192	1,755	Bank of America
09/21/16	Buy	CHF	658	EUR	608	694	Citigroup Global Markets
09/21/16	Buy	CHF	1,131	EUR	1,024	23,593	Citigroup Global Markets
09/21/16	Buy	CHF	556	EUR	502	12,885	JPMorgan Chase
09/21/16	Buy	CHF	234	EUR	216	790	UBS AG
09/21/16	Buy	CHF	1,313	EUR	1,222	(9,420)	UBS AG
07/06/16	Buy	EUR	611	SEK	5,743	(1,169)	Citigroup Global Markets
09/21/16	Buy	EUR	192	CHF	208	(361)	Bank of America
09/21/16	Buy	EUR	511	HUF	160,676	4,225	Bank of America
09/21/16	Buy	EUR	610	HUF	194,971	(6,082)	Bank of America
09/21/16	Buy	EUR	1,010	CHF	1,096	(3,169)	Bank of America
09/21/16	Buy	EUR	350	PLN	1,541	(19)	BNP Paribas
09/21/16	Buy	EUR	501	CHF	550	(7,766)	Citigroup Global Markets
09/21/16	Buy	EUR	504	CHF	548	(3,099)	Hong Kong & Shanghai Bank
09/21/16	Buy	EUR	1,222	PLN	5,478	(25,365)	JPMorgan Chase
09/21/16	Buy	EUR	505	HUF	158,398	5,549	Morgan Stanley
09/21/16	Buy	EUR	607	PLN	2,715	(11,004)	Morgan Stanley
09/21/16	Buy	EUR	64	SEK	597	(48)	State Street Bank
09/21/16	Buy	EUR	216	CHF	232	2,054	UBS AG
09/21/16	Buy	EUR	223	HUF	69,951	2,433	UBS AG
09/21/16	Buy	EUR	499	CHF	545	(5,432)	UBS AG
09/21/16	Buy	EUR	608	PLN	2,719	(11,094)	UBS AG
09/21/16	Buy	EUR	612	HUF	194,788	(3,213)	UBS AG
09/21/16	Buy	EUR	660	GBP	547	6,441	Westpac Banking Corp.
09/21/16	Buy	EUR	2,123	GBP	1,705	91,541	Westpac Banking Corp.
09/21/16	Buy	HUF	187,270	EUR	595	(4,282)	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2016 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued):
09/21/16	Buy	HUF	188,988	EUR	599	$(2,698)	UBS AG
09/21/16	Buy	NOK	11,419	EUR	1,215	11,702	Citigroup Global Markets
09/21/16	Buy	PLN	1,504	EUR	340	1,996	Bank of America
09/21/16	Buy	PLN	4,328	EUR	996	(13,818)	Citigroup Global Markets
09/21/16	Buy	SEK	2,518	EUR	270	(2,157)	Bank of America
09/21/16	Buy	SEK	4,693	EUR	504	(4,337)	Bank of America
09/21/16	Buy	SEK	4,697	EUR	504	(3,786)	Bank of America
09/21/16	Buy	SEK	5,804	GBP	497	25,994	Bank of America
09/21/16	Buy	SEK	28,223	EUR	3,062	(60,490)	BNP Paribas
09/21/16	Buy	SEK	17,736	EUR	1,916	(29,402)	Citigroup Global Markets
09/21/16	Buy	SEK	19,905	EUR	2,133	(12,795)	JPMorgan Chase
09/21/16	Buy	SEK	10,792	EUR	1,156	(6,634)	State Street Bank
09/21/16	Buy	SEK	17,736	EUR	1,918	(31,583)	State Street Bank
09/21/16	Buy	SEK	29,669	EUR	3,200	(42,585)	State Street Bank
09/21/16	Buy	SEK	29,724	EUR	3,204	(40,700)	UBS AG

						$(179,549)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
BRL	10,470	01/04/21	12.620%	Brazilian interbank overnight lending rate(2)	$(61,469)	$—	$(61,469)	Deutsche Bank AG
BRL	3,550	01/04/21	12.520%	Brazilian interbank overnight lending rate(2)	(17,704)	—	(17,704)	Deutsche Bank AG
BRL	2,620	01/04/21	11.990%	Brazilian interbank overnight lending rate(2)	(914)	—	(914)	Citigroup Global Markets
GBP	2,190	12/09/24	3.150%	12 Month UKRPI(2)	(173,070)	—	(173,070)	Bank of America
GBP	2,190	12/09/29	3.377%	12 Month UKRPI(1)	314,024	—	314,024	Bank of America
GBP	1,700	12/09/39	3.568%	12 Month UKRPI(1)	513,138	—	513,138	Bank of America
GBP	1,700	12/09/44	3.565%	12 Month UKRPI(2)	(698,839)	—	(698,839)	Bank of America
KRW	3,156,620	10/06/17	2.239%	3 Month KWCDC(1)	38,376	—	38,376	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.248%	3 Month KWCDC(1)	30,001	2	29,999	Deutsche Bank AG
KRW	10,562,040	10/14/17	2.240%	3 Month KWCDC(1)	129,558	—	129,558	Citigroup Global Markets
KRW	2,036,710	10/28/17	2.173%	3 Month KWCDC(1)	23,336	—	23,336	Citigroup Global Markets
KRW	5,029,550	11/04/17	2.060%	3 Month KWCDC(1)	50,036	—	50,036	Bank of America
KRW	2,113,920	11/07/17	2.034%	3 Month KWCDC(1)	20,203	—	20,203	Barclays Capital Group
KRW	3,859,270	08/06/24	2.970%	3 Month KWCDC(2)	(446,064)	—	(446,064)	Bank of America

					$(279,388)	$2	$(279,390)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	21,700	09/21/26	2.500%	6 Month BBSW(1)	$144,866	$449,363	$304,497
AUD	1,780	12/15/26	3.500%	6 Month BBSW(2)	(38,067)	(60,448)	(22,381)
CAD	111,880	09/21/21	1.500%	3 Month CDOR(1)	1,701,227	2,417,165	715,938
EUR	72,350	09/21/18	(0.400)%	6 Month EURIBOR(2)	58,434	54,551	(3,883)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
EUR	69,620	09/21/18	(0.375)%	6 Month EURIBOR(2)	$13,304	$13,552	$248
EUR	19,610	06/22/19	(0.160)%	6 Month EURIBOR(2)	(5,361)	(18,689)	(13,328)
EUR	19,540	09/21/21	0.500%	6 Month EURIBOR(2)	(596,302)	(584,707)	11,595
EUR	800	09/21/23	0.750%	6 Month EURIBOR(2)	(34,025)	(35,974)	(1,949)
EUR	21,970	05/11/25	1.568%	6 Month EURIBOR(1)	755,666	1,056,821	301,155
EUR	14,840	05/11/25	1.567%	6 Month EURIBOR(1)	40,110	822,686	782,576
EUR	33,710	05/25/25	0.862%	6 Month EURIBOR(1)	100,674	269,324	168,650
EUR	22,170	06/16/26	1.000%	6 Month EURIBOR(1)	41,796	83,780	41,984
EUR	30,100	09/21/26	1.000%	6 Month EURIBOR(1)	1,426,241	1,771,382	345,141
EUR	5,330	05/11/35	1.695%	6 Month EURIBOR(2)	193,467	(571,744)	(765,211)
EUR	4,510	05/11/35	1.695%	6 Month EURIBOR(2)	(192,472)	(418,098)	(225,626)
EUR	1,330	12/17/35	2.250%	6 Month EURIBOR(1)	78,267	126,472	48,205
EUR	3,410	12/19/45	1.250%	6 Month EURIBOR(1)	30,372	103,061	72,689
GBP	25,900	09/21/18	0.400%	6 Month LIBOR(1)	160	67,461	67,301
GBP	25,220	09/21/18	0.464%	3 Month LIBOR(1)	22,944	108,396	85,452
GBP	6,320	09/21/21	1.750%	6 Month LIBOR(1)	458,430	481,801	23,371
GBP	6,160	12/11/22	1.940%	6 Month LIBOR(2)	(102,635)	(481,298)	(378,663)
GBP	3,320	12/15/26	2.500%	6 Month LIBOR(2)	(165,642)	(170,764)	(5,122)
GBP	12,470	12/11/27	2.190%	6 Month LIBOR(1)	283,899	1,822,550	1,538,651
GBP	6,470	12/11/32	2.250%	6 Month LIBOR(2)	(195,111)	(1,185,458)	(990,347)
GBP	2,580	12/17/35	2.500%	6 Month LIBOR(2)	(278,025)	(291,348)	(13,323)
GBP	6,710	06/15/46	1.600%	6 Month LIBOR(2)	(36,629)	(377,673)	(341,044)
GBP	940	09/21/46	2.250%	6 Month LIBOR(1)	(238,536)	(340,700)	(102,164)
JPY	1,015,210	12/16/25	1.000%	6 Month JPY LIBOR(2)	(318,799)	(483,260)	(164,461)
JPY	294,940	07/01/29	0.070%	6 Month JPY LIBOR(1)	(7,605)	(1,921)	5,684
JPY	1,195,060	12/17/35	2.000%	6 Month JPY LIBOR(2)	(1,159,006)	(2,009,420)	(850,414)
JPY	806,840	03/30/36	0.900%	6 Month JPY LIBOR(2)	(79,531)	(479,550)	(400,019)
JPY	2,086,250	09/21/36	0.500%	6 Month JPY LIBOR(2)	(596,438)	(1,514,388)	(917,950)
JPY	128,980	07/01/39	0.170%	6 Month JPY LIBOR(2)	13,367	5,680	(7,687)
JPY	1,027,040	12/19/45	2.000%	6 Month JPY LIBOR(2)	(826,650)	(1,747,594)	(920,944)
MXN	11,690	09/15/21	6.000%	28 Day Mexican interbank rate(1)	2,776	10,928	8,152
PLN	68,090	09/21/18	1.614%	6 Month WIBOR(1)	(5,740)	10,318	16,058
PLN	3,610	06/17/19	3.048%	6 Month WIBOR(1)	18,300	38,400	20,100
PLN	3,610	06/17/19	1.670%	6 Month WIBOR(2)	—	(38,344)	(38,344)
PLN	1,825	09/21/20	2.018%	6 Month WIBOR(1)	—	5,339	5,339
PLN	3,810	01/20/26	3.295%	6 Month WIBOR(1)	—	31,423	31,423
PLN	7,850	01/22/26	3.125%	6 Month WIBOR(1)	—	49,893	49,893
PLN	3,960	01/25/26	3.155%	6 Month WIBOR(1)	—	26,429	26,429

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
PLN	2,275	06/15/26	2.876%	6 Month WIBOR(1)	$—	$6,724	$6,724
PLN	4,200	06/16/26	2.972%	6 Month WIBOR(1)	—	16,823	16,823
SEK	150,140	06/15/18	0.050%	3 Month STIBOR(1)	145,730	176,017	30,287
SEK	51,400	09/21/21	0.250%	3 Month STIBOR(2)	6,584	(62,239)	(68,823)
SEK	65,270	09/21/26	1.000%	3 Month STIBOR(2)	46,416	(166,051)	(212,467)
	87,820	09/21/21	2.000%	3 Month LIBOR(2)	(3,357,165)	(4,227,497)	(870,332)
	27,170	09/21/26	2.250%	3 Month LIBOR(2)	(1,754,435)	(2,184,912)	(430,477)
	9,690	12/15/26	2.500%	3 Month LIBOR(1)	207,062	292,546	85,484
	12,000	12/17/35	3.000%	3 Month LIBOR(1)	711,561	832,634	121,073
	11,510	12/19/45	2.750%	3 Month LIBOR(1)	357,401	495,909	138,508
	3,390	09/21/46	2.750%	3 Month LIBOR(1)	556,463	741,714	185,251

					$(2,572,657)	$(5,062,935)	$(2,490,278)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	06/20/19	1.000%	38,800	0.733%	$(315,707)	$(188,309)	$(127,398)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	3,510	0.733%	(28,560)	(23,826)	(4,734)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	0.733%	(18,308)	(34,628)	16,320	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	0.733%	(15,378)	(12,495)	(2,883)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	0.733%	(13,751)	(10,953)	(2,798)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	0.733%	(12,612)	(16,840)	4,228	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	0.733%	(11,148)	(17,809)	6,661	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	930	0.733%	(7,567)	(6,077)	(1,490)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	0.733%	(7,323)	(5,781)	(1,542)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	0.733%	(5,858)	(5,063)	(795)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	0.733%	(5,610)	(6,745)	1,135	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	0.733%	(2,848)	(2,137)	(711)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.733%	(1,221)	(1,018)	(203)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.733%	(1,221)	(945)	(276)	JPMorgan Chase

					$(447,112)	$(332,626)	$(114,486)

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.26-V1	06/20/21	5.000%	26,650	$(420,082)	$(896,526)	$(476,444)
CDX.NA.IG.26-V1	06/20/21	1.000%	22,200	(237,052)	(249,784)	(12,732)

				$(657,134)	$(1,146,310)	$(489,176)

Cash of $7,304,063 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(4)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$45,436,465	$—
Non-Residential Mortgage-Backed Securities	—	14,414,116	—
Residential Mortgage-Backed Securities	—	3,709,123	—
Bank Loans	—	3,414,107	1,460,354
Commercial Mortgage-Backed Securities	—	15,696,821	—
Convertible Bond	—	39,563	—
Corporate Bonds	—	16,604,294	—
Foreign Government Bonds	—	27,205,443	—
Municipal Bonds	—	5,521,803	—
Residential Mortgage-Backed Securities	—	28,500,834	2,571,175
U.S. Government Agency Obligations	—	28,160,873	—
U.S. Treasury Obligations	—	120,657,994	—
Common Stock	3,034,811	—	—
Preferred Stock	298,971	—	—
Affiliated Mutual Fund	1,443,705	—	—
Other Financial Instruments*
Futures Contracts	(796,418)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	299,547	—
OTC Cross Currency Exchange Contracts	—	(179,549)	—
OTC Interest Rate Swap Agreements	—	(279,388)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,490,278)	—
OTC Credit Default Swap Agreements	—	(447,112)	—
Centrally Cleared Credit Default Swap Agreements	—	(489,176)	—

Total	$3,981,069	$305,775,480	$4,031,529

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/15	$2,326,868	$2,741,261
Realized gain (loss)	(183,097)	—
Change in unrealized appreciation (depreciation)**	(171,786)	(130,626)
Purchases	1,032,701	—
Sales	(2,127,309)	—
Accrued discount/premium	1,382	8,952
Paydowns	(75,747)	(48,412)
Transfers in and/or out of Level 3	657,342	—

Balance as of 06/30/16	$1,460,354	$2,571,175

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(422,928) was included in Net Assets relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$1,460,354	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	2,571,175	Market Approach	Single Broker Indicative Quote

	$4,031,529

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$657,342	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	36.0%
Collateralized Loan Obligations	13.6
Residential Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.4
Foreign Government Bonds	8.1
Commercial Mortgage-Backed Securities	4.7
Non-Residential Mortgage-Backed Securities	4.3
Municipal Bonds	1.6
Media	1.1
Oil, Gas & Consumable Fuels	1.1
Oil & Gas	1.1
Banks	0.6
Diversified Financial Services	0.6
Pipelines	0.4

Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.4%
Telecommunications	0.4
Textiles, Apparel & Luxury Goods	0.3
Pharmaceuticals	0.3
Real Estate Investment Trusts (REITs)	0.4
Airlines	0.2
Electronic Equipment, Instruments & Components	0.2
Insurance	0.2
Packaging & Containers	0.1
Food Products	0.1
Beverages	0.1
Electric	0.1
Healthcare-Services	0.1

94.9
Other assets in excess of liabilities	5.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$28,344		Unrealized depreciation on OTC swap agreements	$142,830
Credit contracts	—	—		Premiums received for OTC swap agreements	332,626
Credit contracts	—	—		Due from/to broker- variation margin swaps	489,176	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	191,652		Unrealized depreciation on OTC cross currency exchange contracts	371,201
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,420,071		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,120,524
Interest rate contracts	Due from/to broker- variation margin futures	96,145	*	Due from/to broker-variation margin futures	892,563	*
Interest rate contracts	Due from/to broker- variation margin swaps	5,254,681	*	Due from/to broker-variation margin swaps	7,744,959	*

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$1,118,670	Unrealized depreciation on OTC swap agreements	$1,398,060
Interest rate contracts	Premiums paid for OTC swap agreements	2	—	—

Total		$13,109,565		$17,491,939

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Credit contracts	$—	$—	$(3,290,594)	$—	$(3,290,594)
Foreign exchange contracts	—	—	—	(4,876,041)	(4,876,041)
Interest rate contracts	(83,116)	(2,783,922)	(4,424,178)	—	(7,291,216)

Total	$(83,116)	$(2,783,922)	$(7,714,772)	$(4,876,041)	$(15,457,851)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward & Cross Currency Contracts(3)	Total
Interest rate contracts	$(1,111,420)	$(1,972,444)	$—	$(3,083,864)
Foreign exchange contracts	—	—	822,137	822,137
Credit contracts	—	174,171	—	174,171

Total	$(1,111,420)	$(1,798,273)	$822,137	$(2,087,556)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Cross Currency Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Total Return Swap Agreements(3)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements — Buy Protection(3)	Credit Default Swap Agreements — Sell Protection(3)
$16,012,954	$79,490,340	$49,222,176	$195,091,367	$275,828,625	$6,000	$1,018,569	$86,783	$30,617

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$1,154,508	$(1,154,508)	$—	$—
Barclays Capital Group	120,991	(46,750)	—	74,241
BNP Paribas	151,780	(135,264)	—	16,516
Citigroup Global Markets	623,389	(623,389)	—	—
Credit Suisse First Boston Corp.	76,200	—	—	76,200
Deutsche Bank AG	312,291	(312,291)	—	—
Hong Kong & Shanghai Bank	393,750	(368,130)	—	25,620
JPMorgan Chase	406,294	(406,294)	—	—
Morgan Stanley	617,819	(436,710)	—	181,109
RBC Dominion Securities	131,781	(131,781)	—	—
Royal Bank of Scotland	—	—	—	—
Standard Chartered PLC	374,579	(374,579)	—	—
State Street Bank	240,848	(240,848)	—	—
UBS AG	54,619	(54,619)	—	—
Westpac Banking Corp.	3,099,890	(2,179,946)	—	919,944

	$7,758,739

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(1,384,332)	$1,154,508	$229,824	$—
Barclays Capital Group	(46,750)	46,750	—	—
BNP Paribas	(135,264)	135,264	—	—
Citigroup Global Markets	(897,748)	623,389	—	(274,359)
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(385,962)	312,291	—	(73,671)
Hong Kong & Shanghai Bank	(368,130)	368,130	—	—
JPMorgan Chase	(868,212)	406,294	310,000	(151,918)
Morgan Stanley	(436,710)	436,710	—	—
RBC Dominion Securities	(700,697)	131,781	—	(568,916)
Royal Bank of Scotland	(145,802)	—	—	(145,802)
Standard Chartered PLC	(427,395)	374,579	—	(52,816)
State Street Bank	(256,376)	240,848	—	(15,528)
UBS AG	(131,917)	54,619	—	(77,298)
Westpac Banking Corp.	(2,179,946)	2,179,946	—	—

	$(8,365,241)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $541,909:
Unaffiliated investments (cost $322,106,038)	$316,726,747
Affiliated investments (cost $1,443,705)	1,443,705
Cash	252,384
Foreign currency, at value (cost $54,992)	54,819
Deposit with broker for futures and centrally cleared swaps	7,944,219
Unrealized appreciation on OTC forward foreign currency contracts	6,420,071
Receivable for investments sold	6,398,163
Cash segregated for counterparty—OTC	4,780,000
Dividends and interest receivable	1,594,970
Unrealized appreciation on OTC swap agreements	1,147,014
Receivable for fund share sold	421,268
Unrealized appreciation on OTC cross currency exchange contracts	191,652
Premiums paid for OTC swap agreements	2
Prepaid expenses	859

Total Assets	347,375,873

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency contracts	6,120,524
Payable for investments purchased	2,330,402
Unrealized depreciation on OTC swap agreements	1,540,890
Due to broker-variation margin swaps	571,520
Payable to broker for collateral for securities on loan	553,341
Unrealized depreciation on OTC cross currency exchange contracts	371,201
Premiums received for OTC swap agreements	332,626
Advisory fees payable	113,719
Due to broker-variation margin futures	66,460
Accrued expenses and other liabilities	58,327
Distribution fee payable	8,959
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	7

Total Liabilities	12,068,318

NET ASSETS	$335,307,555

Net assets were comprised of:
Paid-in capital	$376,737,889
Retained earnings	(41,430,334)

Net assets, June 30, 2016	$335,307,555

Net asset value and redemption price per share, $335,307,555 / 35,764,753 outstanding shares of beneficial interest	$9.38

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income	$6,153,138
Affiliated dividend income	111,268
Unaffiliated dividend income	73,306
Affiliated income from securities lending, net	15,684

6,353,396

EXPENSES
Advisory fees	1,423,142
Distribution fee	501,147
Custodian and accounting fees	129,000
Audit fee	19,000
Interest expense on short sales	12,763
Trustees’ fees	8,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliatedexpense of $1,000)	4,000
Loan interest expense	3,607
Miscellaneous	10,291

Total expenses	2,125,950

NET INVESTMENT INCOME (LOSS)	4,227,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(14,462,762)
Futures transactions	(2,783,922)
Short sales transactions	(153,266)
Swap agreements transactions	(7,714,772)
Foreign currency transactions	(9,074,006)

(34,188,728)

Net change in unrealized appreciation (depreciation) on:
Investments	22,644,924
Futures	(1,111,420)
Swap agreements	(1,798,273)
Foreign currencies	868,453

20,603,684

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(13,585,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,357,598)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$4,227,446	$15,031,177
Net realized gain (loss) on investment and foreign currency transactions	(34,188,728)	(11,711,634)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,603,684	(17,855,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,357,598)	(14,536,219)

FUND SHARE TRANSACTIONS:
Fund share sold [3,561,103 and 7,972,459 shares, respectively]	33,352,257	77,057,273
Fund share repurchased [21,625,723 and 32,156,813 shares, respectively]	(202,617,214)	(310,637,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(169,264,957)	(233,580,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(178,622,555)	(248,116,570)
NET ASSETS:
Beginning of period	513,930,110	762,046,680

End of period	$335,307,555	$513,930,110

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 5.9%
Sydney Airport	51,300	$267,871
Transurban Group	27,563	248,254
Transurban Group, 144A(g)	42	378

		516,503

Brazil — 1.1%
CCR SA	18,426	96,366

Canada — 6.7%
Enbridge, Inc., (NYSE)	2,650	112,254
Enbridge, Inc., (TSX)	2,693	114,082
Pembina Pipeline Corp.	3,889	117,992
TransCanada Corp., (NYSE)	2,175	98,354
TransCanada Corp., (TSX)	1,974	89,322
TransCanada Corp., Sub. Receipt	1,228	55,433

		587,437

China — 1.8%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	52,917	44,175
Guangdong Investment Ltd.	47,131	71,949
Huaneng Renewables Corp. Ltd. (Class H Stock)	127,956	42,826

		158,950

Denmark — 0.4%
DONG Energy A/S*	655	23,485
DONG Energy A/S, 144A*(g)	402	14,414

		37,899

France — 4.6%
Aeroports de Paris	1,410	154,495
Eiffage SA	2,104	149,574
Groupe Eurotunnel SE	3,773	39,853
Veolia Environnement SA	2,627	56,729

		400,651

Hong Kong — 1.1%
HKBN Ltd.	93,684	98,812

Italy — 5.4%
Atlantia SpA	7,611	190,161
Enel SpA	22,524	99,995
Infrastrutture Wireless Italiane SpA	13,270	58,600
Infrastrutture Wireless Italiane SpA, 144A(g)	5,610	24,774
Snam SpA	15,561	93,031

		466,561

Japan — 1.2%
Nippon Prologis REIT, Inc., REIT	37	90,390
Nippon Prologis REIT, Inc., REIT, 144A(g)	7	17,101

		107,491

Malaysia — 0.5%
Malaysia Airports Holdings Bhd	27,160	41,314

Mexico — 5.0%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	17,026	175,032
Infraestructura Energetica Nova SAB de CV	31,112	131,118

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	10,148	$124,901

		431,051

Spain — 4.3%
Atlantica Yield PLC	4,560	84,725
Cellnex Telecom SAU	3,877	60,840
Ferrovial SA	11,488	224,913

		370,478

Switzerland — 2.4%
Flughafen Zuerich AG	1,170	207,056

United States — 54.6%
American Electric Power Co., Inc.	3,986	279,379
American Tower Corp., REIT	1,554	176,550
American Water Works Co., Inc.	2,620	221,416
Atmos Energy Corp.	3,022	245,749
Charter Communications, Inc. (Class A Stock)*	761	173,995
Cheniere Energy Partners LP Holdings LLC, MLP	5,390	107,423
Comcast Corp. (Class A Stock)	679	44,264
Crown Castle International Corp., REIT	1,910	193,731
CyrusOne, Inc., REIT	5,074	282,419
Digital Realty Trust, Inc., REIT	1,244	135,584
DTE Energy Co.	1,578	156,411
Edison International	3,931	305,321
Energy Transfer Partners LP, MLP	4,514	171,848
Enterprise Products Partners LP, MLP	7,648	223,781
EQT GP Holdings LP, MLP	2,173	55,390
Exelon Corp.	3,968	144,276
NextEra Energy, Inc.	3,006	391,982
NiSource, Inc.	5,716	151,588
Norfolk Southern Corp.	1,546	131,611
ONEOK Partners LP, MLP	2,974	119,138
PG&E Corp.	5,751	367,604
Plains All American Pipeline LP, MLP	5,304	145,807
SemGroup Corp. (Class A Stock)	2,796	91,038
Sempra Energy	2,671	304,547
Targa Resources Corp.	2,026	85,376
Williams Partners LP, MLP	1,395	48,323

		4,754,551

TOTAL LONG-TERM INVESTMENTS (cost $7,307,437)		8,275,120

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $432,310)(w)(Note 4)	432,310	432,310

TOTAL INVESTMENTS — 100.0% (cost $7,739,747)		8,707,430
Other assets in excess of liabilities		1,055

NET ASSETS — 100.0%		$8,708,485

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$516,503	$—
Brazil	96,366	—	—
Canada	587,437	—	—
China	—	158,950	—
Denmark	23,485	14,414	—
France	—	400,651	—
Hong Kong	—	98,812	—
Italy	—	466,561	—
Japan	—	107,491	—
Malaysia	—	41,314	—
Mexico	431,051	—	—
Spain	84,725	285,753	—
Switzerland	—	207,056	—
United States	4,754,551	—	—
Affiliated Mutual Fund	432,310	—	—

Total	$6,409,925	$2,297,505	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Oil, Gas & Consumable Fuels	18.8%
Electric Utilities	18.7
Transportation Infrastructure	17.7
Real Estate Investment Trusts (REITs)	10.3
Multi-Utilities	7.7
Gas Utilities	5.4
Affiliated Mutual Fund	5.0
Construction & Engineering	4.3

Water Utilities	3.4%
Diversified Telecommunication Services	2.8
Media	2.5
Independent Power & Renewable Electricity Producers	2.0
Road & Rail	1.4

100.0
Other assets in excess of liabilities	—

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $7,307,437)	$8,275,120
Affiliated investments (cost $432,310)	432,310
Receivable for investments sold	61,438
Dividends receivable	25,016
Receivable for fund share sold	10,663
Tax reclaim receivable	6,830
Receivable from affiliate	626
Prepaid expenses	70

Total Assets	8,812,073

LIABILITIES:
Payable for investments purchased	64,168
Accrued expenses and other liabilities	35,814
Advisory fees payable	2,981
Affiliated transfer agent fee payable	342
Distribution fee payable	231
Payable for fund share repurchased	52

Total Liabilities	103,588

NET ASSETS	$8,708,485

Net assets were comprised of:
Paid-in capital	$8,392,534
Retained earnings	315,951

Net assets, June 30, 2016	$8,708,485

Net asset value and redemption price per share, $8,708,485 / 826,381 outstanding shares of beneficial interest	$10.54

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $10,156, of which $2,239 is reimbursable by an affiliate)	$93,836
Affiliated dividend income	681

94,517

EXPENSES
Advisory fees	31,579
Distribution fee	9,483
Custodian and accounting fees	31,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	8,102

Total expenses	110,164
Less: advisory fee waivers and/or expense reimbursement	(62,369)

Net expenses	47,795

NET INVESTMENT INCOME (LOSS)	46,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(271,616)
Foreign currency transactions	(360)

(271,976)

Net change in unrealized appreciation (depreciation) on:
Investments	1,162,004
Foreign currencies	238

1,162,242

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	890,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$936,988

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$46,722	$70,713
Net realized gain (loss) on investment and foreign currency transactions	(271,976)	(503,631)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,162,242	(407,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	936,988	(840,692)

FUND SHARE TRANSACTIONS:
Fund share sold [80,073 and 320,304 shares, respectively]	772,634	3,289,612
Fund share repurchased [18,463 and 154,037 shares, respectively]	(169,696)	(1,537,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	602,938	1,752,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,539,926	911,918
NET ASSETS:
Beginning of period	7,168,559	6,256,641

End of period	$8,708,485	$7,168,559

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST FQ Absolute Return Currency Portfolio*	52,469	$524,161
AST Goldman Sachs Strategic Income Portfolio*	74,582	699,580
AST Morgan Stanley Multi-Asset Portfolio*	108,605	968,756
AST Neuberger Berman Long/Short Portfolio*	90,005	875,751
AST Wellington Management Real Total Return Portfolio*	39,758	356,228

TOTAL LONG-TERM INVESTMENTS (cost $3,460,727)(w)		3,424,476

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND	Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $105,486)(w)(Note 4)	105,486	$105,486

TOTAL INVESTMENTS — 100.6% (cost $3,566,213)		3,529,962
Liabilities in excess of other assets — (0.6)%		(19,741)

NET ASSETS — 100.0%		$3,510,221

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,529,962	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Core Bond	82.6%
Sector	15.0
Ultra Short Bond	3.0

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MANAGED ALTERNATIVES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $3,566,213)	$3,529,962
Receivable for fund share sold	17,076
Receivable from advisor	671
Dividends receivable	42
Prepaid expenses	69

Total Assets	3,547,820

LIABILITIES:
Accrued expenses and other liabilities	27,257
Payable for investments purchased	10,000
Affiliated transfer agent fee payable	342

Total Liabilities	37,599

NET ASSETS	$3,510,221

Net assets were comprised of:
Paid-in capital	$3,562,350
Retained earnings	(52,129)

Net assets, June 30, 2016	$3,510,221

Net asset value and redemption price per share, $3,510,221 / 368,847 outstanding shares of beneficial interest	$9.52

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$240

EXPENSES
Advisory fees	1,955
Custodian and accounting fees	16,000
Audit fee	12,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	4,447

Total expenses	49,402
Less: advisory fee waivers and/or expense reimbursement	(46,811)

Net expenses	2,591

NET INVESTMENT INCOME (LOSS)	(2,351)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on affiliated investment transactions	(13,023)
Net change in unrealized appreciation (depreciation) on affiliated investments	(21,873)

NET GAIN (LOSS) ON INVESTMENTS	(34,896)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,247)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,351)	$(504)
Net realized gain (loss) on investment transactions	(13,023)	—
Net change in unrealized appreciation (depreciation) on investments	(21,873)	(14,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(37,247)	(14,882)

FUND SHARE TRANSACTIONS:
Fund share sold [227,284 and 164,737 shares, respectively]	2,174,124	1,610,232
Fund share repurchased [20,824 and 2,350 shares, respectively]	(199,308)	(22,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,974,816	1,587,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,937,569	1,572,652
NET ASSETS:
Beginning of period	1,572,652	—

End of period	$3,510,221	$1,572,652

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.1%
AFFILIATED MUTUAL FUNDS — 92.9%	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	132,430	$1,183,920
AST ClearBridge Dividend Growth Portfolio* .	55,443	780,632
AST Global Real Estate Portfolio*	25,847	307,579
AST Goldman Sachs Mid-Cap Growth Portfolio*	138,231	1,032,589
AST Hotchkis & Wiley Large-Cap Value Portfolio*	52,458	1,117,346
AST International Growth Portfolio*	182,693	2,424,335
AST International Value Portfolio*	147,048	2,424,827
AST Loomis Sayles Large-Cap Growth Portfolio*	30,729	1,116,394
AST MFS Global Equity Portfolio*	45,552	722,909
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	38,132	1,026,520
AST QMA US Equity Alpha Portfolio*	57,395	1,290,241
AST Small-Cap Growth Portfolio*	10,083	316,594
AST Small-Cap Value Portfolio*	13,959	305,281

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,024,377)(w)		14,049,167

EXCHANGE TRADED FUNDS — 5.2%
iShares MSCI Canada Index Fund	500	12,255
iShares MSCI EAFE ETF	3,800	212,078
PowerShares Preferred Portfolio	2,700	41,148
SPDR S&P 500 ETF Trust	2,300	481,919
Vanguard FTSE Emerging Markets	1,300	45,786

TOTAL EXCHANGE TRADED FUNDS (cost $790,896)		793,186

TOTAL LONG-TERM INVESTMENTS (cost $14,815,273)		14,842,353

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MUTUAL FUND — 2.4%		Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $365,490)(w)(Note 4)		365,490	$365,490

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
0.243%	09/15/16	25	24,989

(cost $24,987)
TOTAL SHORT-TERM INVESTMENTS (cost $390,477)			390,479

TOTAL INVESTMENTS — 100.7% (cost $15,205,750)			15,232,832
Liabilities in excess of other assets(z) — (0.7)%			(105,644)

NET ASSETS — 100.0%			$15,127,188

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
1	Euro STOXX 50 Index	Sep. 2016	$32,949	$31,684	$(1,265)

A U.S. Treasury obligation with a market value of $24,989 has been segregated with Credit Suisse First Boston Corp. to cover requirement for open futures contracts as of June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST MANAGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,414,657	$—	$—
Exchange Traded Funds	793,186	—	—
U.S. Treasury Obligation	—	24,989	—
Other Financial Instruments*
Futures Contracts	(1,265)	—	—

Total	$15,206,578	$24,989	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type

Large/Mid-Cap Value	22.7%
International Growth	20.8
International Value	16.0
Large/Mid-Cap Growth	14.2
Emerging Markets	7.8
Large/Mid-Cap Blend	5.2

Exchange Traded Funds	5.2%
Ultra Short Bond	2.4
Small-Cap Growth	2.1
Sector	2.1
Small-Cap Value	2.0
U.S. Government Obligations	0.2

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$1,265	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(18,451)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(6,068)

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long position was $102,174.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST MANAGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $14,389,867)	$14,414,657
Unaffiliated investments (cost $815,883)	818,175
Dividends receivable	2,660
Due from broker-variation margin futures	398
Receivable from advisor	67
Prepaid expenses	70

Total Assets	15,236,027

LIABILITIES:
Payable for investments purchased	80,000
Accrued expenses and other liabilities	28,424
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	73

Total Liabilities	108,839

NET ASSETS	$15,127,188

Net assets were comprised of:
Paid-in capital	$15,441,694
Retained earnings.	(314,506)

Net assets, June 30, 2016	$15,127,188

Net asset value and redemption price per share, $15,127,188 / 1,496,899 outstanding shares of beneficial interest	$10.11

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income	$4,972
Affiliated dividend income	961

5,933

EXPENSES
Advisory fees	9,730
Custodian and accounting fees	18,000
Audit fee	12,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,920

Total expenses	60,650
Less: advisory fee waivers and/or expense reimbursement	(45,377)

Net expenses	15,273

NET INVESTMENT INCOME (LOSS)	(9,340)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(225,730))	(284,846)
Futures transactions	(18,451)
Foreign currency transactions.	(138)

(303,435)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $342,413)	363,883
Futures	(6,068)
Foreign currencies	2

357,817

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	54,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,042

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(9,340)	$(4,981)
Net realized gain (loss) on investment and foreign currency transactions	(303,435)	(24,556)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	357,817	(344,445)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,042	(373,982)

FUND SHARE TRANSACTIONS:
Fund share sold [422,200 and 1,176,829 shares, respectively]	4,108,558	12,382,321
Fund share repurchased [71,279 and 312,728 shares, respectively]	(688,024)	(3,257,400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,420,534	9,124,921

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,465,576	8,750,939
NET ASSETS:
Beginning of period	11,661,612	2,910,673

End of period.	$15,127,188	$11,661,612

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST MANAGED FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST BlackRock Low Duration Bond Portfolio*	167,468	$1,765,114
AST Goldman Sachs Strategic Income Portfolio*	39,198	367,673
AST High Yield Portfolio*	140,297	1,228,999
AST Lord Abbett Core Fixed Income Portfolio*	453,937	5,678,753
AST Prudential Core Bond Portfolio*	1,098,836	13,032,192
AST Wellington Management Global Bond Portfolio*	145,740	1,557,956
AST Western Asset Emerging Markets Debt Portfolio*	117,424	1,224,734

TOTAL LONG-TERM INVESTMENTS (cost $23,887,514)(w)		24,855,421

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MUTUAL FUND	Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $211,634)(w)(Note 4)	211,634	$211,634

TOTAL INVESTMENTS — 100.3% (cost $24,099,148)		25,067,055
Liabilities in excess of other assets — (0.3)%		(82,373)

NET ASSETS — 100.0%		$24,984,682

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$25,067,055	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Investment Type
Core Bonds	83.5%
Global Bonds	6.2
High Yield	4.9
Emerging Markets	4.9
Ultra Short Bond	0.8

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST MANAGED FIXED-INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $24,099,148)	$25,067,055
Receivable for fund share sold	8,231
Dividends receivable	111
Prepaid expenses	70

Total Assets	25,075,467

LIABILITIES:
Payable for investments purchased	61,095
Accrued expenses and other liabilities	28,368
Advisory fees payable	980
Affiliated transfer agent fee payable	342

Total Liabilities	90,785

NET ASSETS	$24,984,682

Net assets were comprised of:
Paid-in capital	$24,218,290
Retained earnings	766,392

Net assets, June 30, 2016	$24,984,682

Net asset value and redemption price per share, $24,984,682 / 2,396,884 outstanding shares of beneficial interest	$10.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$622

EXPENSES
Advisory fees	16,014
Custodian and accounting fees	17,000
Audit fee	11,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Loan interest expense	5
Miscellaneous	3,895

Total expenses	62,914
Less: advisory fee waivers and/or expense reimbursement	(8,316)

Net expenses	54,598

NET INVESTMENT INCOME (LOSS)	(53,976)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on affiliated investment transactions	(11,942)
Net change in unrealized appreciation (depreciation) on affiliated investments	1,177,137

NET GAIN (LOSS) ON INVESTMENTS	1,165,195

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,111,219

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(53,976)	$(65,149)
Net realized gain (loss) on investment transactions	(11,942)	(53,188)
Net change in unrealized appreciation (depreciation) on investments	1,177,137	(197,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,111,219	(315,348)

FUND SHARE TRANSACTIONS:
Fund share sold [701,564 and 1,737,327 shares, respectively]	7,087,709	17,484,063
Fund share repurchased [128,608 and 473,080 shares, respectively]	(1,289,016)	(4,730,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,798,693	12,753,836

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,909,912	12,438,488
NET ASSETS:
Beginning of period	18,074,770	5,636,282

End of period	$24,984,682	$18,074,770

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 35.2%
COMMON STOCKS — 17.7%	Shares	Value (Note 2)
Airlines — 1.3%
Deutsche Lufthansa AG (Germany)	4,002	$47,054
easyJet PLC (United Kingdom)	2,024	29,412
International Consolidated Airlines Group SA (United Kingdom)	16,741	83,031
Ryanair Holdings PLC (Ireland)	2,691	33,805

		193,302

Automobiles — 0.4%
Peugeot SA (France)*	5,012	60,074

Building Products — 0.6%
Cie de Saint-Gobain (France)	2,349	89,041

Capital Markets — 0.3%
Mediobanca SpA (Italy)	7,026	40,483

Commercial Services & Supplies — 0.1%
ISS A/S (Denmark)	608	22,867

Construction & Engineering — 1.0%
Bouygues SA (France)	1,154	33,060
Vinci SA (France)	1,714	120,952

		154,012

Construction Materials — 0.2%
CRH PLC (Ireland)	1,136	33,104

Diversified Financial Services — 0.4%
Deutsche Boerse AG (Germany)	691	56,769

Hotels, Restaurants & Leisure — 0.3%
Accor SA (France)	1,213	46,478

IT Services — 0.6%
Atos SE (France)	413	34,052
Capgemini SA (France)	704	60,750

		94,802

Media — 0.7%
Mediaset Espana Comunicacion SA (Spain)	2,008	22,668
Mediaset SpA (Italy)	12,972	45,364
Metropole Television SA (France)	190	3,159
ProSiebenSat.1 Media SE (Germany)*	599	26,202
Stroeer SE & Co. KGaA (Germany)	105	4,830
Television Francaise 1 (France)	625	6,619

		108,842

Metals & Mining
G-Resources Group Ltd. (Hong Kong)	5,430	104

Pharmaceuticals — 4.2%
Allergan PLC*	200	46,218
Bristol-Myers Squibb Co.	900	66,195
Eli Lilly & Co.	600	47,250
Endo International PLC*	200	3,118
Johnson & Johnson	1,600	194,080
Merck & Co., Inc.	1,600	92,176
Mylan NV*	300	12,972
Perrigo Co. PLC	200	18,134
Pfizer, Inc.	3,800	133,798
Zoetis, Inc.	300	14,238

		628,179

Professional Services — 0.6%
Adecco Group AG (Switzerland)	1,045	52,708

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Randstad Holding NV (Netherlands)	841	$33,633

		86,341

Real Estate Investment Trusts (REITs) — 6.0%
Alexandria Real Estate Equities, Inc.	100	10,352
American Capital Agency Corp.	600	11,892
American Tower Corp.	600	68,166
Annaly Capital Management, Inc.	1,400	15,498
Boston Properties, Inc.	300	39,570
Brixmor Property Group, Inc.	300	7,938
Crown Castle International Corp.	500	50,715
Digital Realty Trust, Inc.	300	32,697
Duke Realty Corp.	500	13,330
Equinix, Inc.	100	38,773
Extra Space Storage, Inc.	100	9,254
Federal Realty Investment Trust	100	16,555
General Growth Properties, Inc.	1,100	32,802
HCP, Inc.	600	21,228
Host Hotels & Resorts, Inc.	1,100	17,831
Iron Mountain, Inc.	300	11,949
Kimco Realty Corp.	800	25,104
Liberty Property Trust	300	11,916
Macerich Co. (The)	100	8,539
ProLogis, Inc.	500	24,520
Public Storage	300	76,677
Realty Income Corp.	500	34,680
Regency Centers Corp.	200	16,746
Simon Property Group, Inc.	600	130,140
SL Green Realty Corp.	100	10,647
Ventas, Inc.	500	36,410
VEREIT, Inc.	1,200	12,168
Vornado Realty Trust	300	30,036
Welltower, Inc.	600	45,702
Weyerhaeuser Co.	1,100	32,747

		894,582

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	500	13,240
Jones Lang LaSalle, Inc.	100	9,745
Realogy Holdings Corp.*	300	8,706

		31,691

Road & Rail — 0.1%
DSV A/S (Denmark)	436	18,333

Trading Companies & Distributors — 0.1%
Rexel SA (France)	1,034	13,000

Transportation Infrastructure — 0.6%
Aeroports de Paris (France)	54	5,917
Atlantia SpA (Italy)	2,312	57,765
Fraport AG Frankfurt Airport Services Worldwide (Germany)	142	7,603
Groupe Eurotunnel SE (France)	1,093	11,545

		82,830

TOTAL COMMON STOCKS (cost $2,735,256)		2,654,834

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PREFERRED STOCK — 0.5%	Shares	Value (Note 2)
Banks
Deutsche Bank AG (Germany), Series 0002, CVT, 144A^ (cost $65,852)	5	$77,238

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS(s) — 1.4%
Banks
Letras del Banco Central de la Republica Argentina (Argentina),
Bills
24.359%	01/11/17	ARS	1,080	63,104
24.966%	01/25/17	ARS	1,544	89,438
25.031%	01/18/17	ARS	590	34,324
26.113%	01/18/17	ARS	510	29,653

TOTAL CORPORATE BONDS (cost $224,793)				216,519

FOREIGN GOVERNMENT BONDS — 2.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/22/26		160	172,960
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	9	7,120
3.000%	02/24/24	EUR	9	6,895
3.000%	02/24/25	EUR	9	6,750
3.000%	02/24/26	EUR	9	6,729
3.000%	02/24/27	EUR	9	6,473
3.000%	02/24/28	EUR	9	6,385
3.000%	02/24/29	EUR	9	6,246
3.000%	02/24/30	EUR	9	6,146
3.000%	02/24/31	EUR	9	6,094
3.000%	02/24/32	EUR	9	6,095
3.000%	02/24/33	EUR	9	5,889
3.000%	02/24/34	EUR	9	5,918
3.000%	02/24/35	EUR	9	5,797
3.000%	02/24/36	EUR	9	5,780
3.000%	02/24/37	EUR	9	5,746
3.000%	02/24/38	EUR	9	5,707
3.000%	02/24/39	EUR	9	5,669
3.000%	02/24/40	EUR	9	5,683
3.000%	02/24/41	EUR	9	5,682
3.000%	02/24/42	EUR	9	5,726

TOTAL FOREIGN GOVERNMENT BONDS (cost $266,020)				295,490

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION — 13.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26	1,913	$2,028,430

(cost $1,972,308)
TOTAL LONG-TERM INVESTMENTS (cost $5,264,229)			5,272,511

	Shares
SHORT-TERM INVESTMENTS — 66.1%
AFFILIATED MUTUAL FUND — 20.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,078,793)(x)(Note 4)	3,078,793	3,078,793

UNAFFILIATED FUNDS — 45.5%
BlackRock Liquidity Funds TempFund Portfolio	3,210,388	3,210,388
Goldman Sachs Financial Square Fund — Money Market Fund	3,595,905	3,595,905

TOTAL UNAFFILIATED FUNDS (cost $6,806,293)		6,806,293

TOTAL SHORT-TERM INVESTMENTS (cost $9,885,086)		9,885,086

TOTAL INVESTMENTS — 101.3% (cost $15,149,315)		15,157,597
Liabilities in excess of other assets(z) — (1.3)%		(198,774)

NET ASSETS — 100.0%		$14,958,823

See the Glossary for abbreviations used in semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $77,238 and 0.5% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
20	10 Year U.S. Treasury Notes	Sep. 2016	$2,600,323	$2,659,688	$59,365
15	Euro STOXX 50 Index	Sep. 2016	470,808	475,252	4,444
4	Mini MSCI Emerging Markets Index	Sep. 2016	167,440	166,940	(500)
7	S&P 500 E-Mini Index	Sep. 2016	728,367	731,570	3,203
3	Yen Denominated Nikkei 225 Index	Sep. 2016	240,939	228,635	(12,304)

					54,208

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Financial futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
29	10 Year Euro-Bund	Sep. 2016	$5,271,769	$5,378,404	$(106,635)
2	20 Year U.S. Treasury Bonds	Sep. 2016	325,466	344,687	(19,221)

					(125,856)

					$(71,648)

Commodity futures contracts outstanding at June 30, 2016:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
2	Brent Crude	Sep. 2016	$97,740	$99,420	$(1,680)
3	Copper	Sep. 2016	162,792	164,662	(1,870)

					$(3,550)

Cash of $301,595 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/21/16	Bank of America	AUD	201	$149,225	$149,527	$302
Expiring 07/21/16	Barclays Capital Group	AUD	69	50,707	51,476	769
Expiring 07/21/16	Commonwealth Bank of Australia	AUD	42	31,207	31,451	244
Expiring 07/21/16	Commonwealth Bank of Australia	AUD	42	31,447	31,452	5
Expiring 07/21/16	Credit Suisse First Boston Corp.	AUD	42	31,124	31,546	422
Expiring 07/21/16	State Street Bank	AUD	207	153,237	154,427	1,190
British Pound,
Expiring 07/21/16	Bank of America	GBP	13	17,849	17,840	(9)
Expiring 07/21/16	Bank of New York Mellon	GBP	13	17,664	17,787	123
Expiring 07/21/16	Citigroup Global Markets	GBP	13	18,349	17,786	(563)
Expiring 07/21/16	Credit Suisse First Boston Corp.	GBP	23	30,961	31,092	131
Expiring 07/21/16	Goldman Sachs & Co.	GBP	26	36,269	34,319	(1,950)
Expiring 07/21/16	UBS AG	GBP	67	94,186	89,121	(5,065)
Canadian Dollar,
Expiring 07/21/16	Bank of Montreal	CAD	16	12,394	12,558	164
Expiring 07/21/16	Bank of Montreal	CAD	16	12,386	12,521	135
Expiring 07/21/16	Bank of Montreal	CAD	16	12,490	12,521	31
Chilean Peso,
Expiring 07/21/16	BNP Paribas	CLP	895	1,291	1,349	58
Chinese Renminbi,
Expiring 09/22/16	Bank of America	CNH	603	91,501	90,143	(1,358)
Expiring 09/22/16	Citigroup Global Markets	CNH	3,092	469,347	462,253	(7,094)
Expiring 09/22/16	JPMorgan Chase	CNH	12,455	1,904,561	1,862,194	(42,367)
Expiring 09/22/16	JPMorgan Chase	CNH	6,170	938,103	922,452	(15,651)
Expiring 09/22/16	JPMorgan Chase	CNH	3,092	468,444	462,254	(6,190)
Expiring 03/16/17	Bank of America	CNH	4,982	747,216	737,738	(9,478)
Expiring 05/11/17	Citigroup Global Markets	CNH	296	43,627	43,702	75
Euro,
Expiring 07/21/16	Bank of America	EUR	96	105,256	106,091	835
Expiring 07/21/16	Bank of Montreal	EUR	58	64,477	64,158	(319)
Expiring 07/21/16	Barclays Capital Group	EUR	322	357,117	357,965	848
Expiring 07/21/16	Barclays Capital Group	EUR	195	217,646	216,570	(1,076)
Expiring 07/21/16	Goldman Sachs & Co.	EUR	30	33,705	33,539	(166)
Expiring 07/21/16	JPMorgan Chase	EUR	96	106,783	106,091	(692)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/21/16	State Street Bank	EUR	96	$106,095	$106,410	$315
Hong Kong Dollar,
Expiring 07/21/16	BNP Paribas	HKD	95	12,273	12,276	3
Expiring 07/21/16	Goldman Sachs & Co.	HKD	260	33,576	33,581	5
Expiring 07/21/16	Goldman Sachs & Co.	HKD	260	33,473	33,480	7
Expiring 07/21/16	Goldman Sachs & Co.	HKD	260	33,475	33,480	5
Japanese Yen,
Expiring 07/21/16	Bank of Montreal	JPY	7,896	76,946	76,514	(432)
Expiring 07/21/16	Bank of Montreal	JPY	5,261	50,700	50,983	283
Expiring 07/21/16	Citigroup Global Markets	JPY	2,893	27,877	28,034	157
Expiring 07/21/16	Goldman Sachs & Co.	JPY	25,280	243,605	244,967	1,362
Expiring 07/21/16	Goldman Sachs & Co.	JPY	7,872	77,141	76,285	(856)
Expiring 07/21/16	Goldman Sachs & Co.	JPY	7,872	77,607	76,285	(1,322)
Expiring 07/21/16	JPMorgan Chase	JPY	6,368	61,362	61,704	342
Malaysian Ringgit,
Expiring 07/21/16	Credit Suisse First Boston Corp.	MYR	96	23,691	23,847	156
Expiring 07/21/16	Credit Suisse First Boston Corp.	MYR	96	23,464	23,776	312
Expiring 07/21/16	Credit Suisse First Boston Corp.	MYR	90	22,606	22,363	(243)
Expiring 07/21/16	JPMorgan Chase	MYR	96	23,390	23,776	386
New Zealand Dollar,
Expiring 07/21/16	Credit Suisse First Boston Corp.	NZD	73	50,741	51,757	1,016
Expiring 07/21/16	Credit Suisse First Boston Corp.	NZD	5	3,501	3,512	11
Expiring 07/21/16	Goldman Sachs & Co.	NZD	23	16,132	16,173	41
Expiring 07/21/16	Goldman Sachs & Co.	NZD	5	3,470	3,523	53
Expiring 07/21/16	Goldman Sachs & Co.	NZD	5	3,474	3,512	38
Expiring 07/21/16	JPMorgan Chase	NZD	218	153,801	155,269	1,468
Russian Ruble,
Expiring 07/21/16	Goldman Sachs & Co.	RUB	36,111	542,635	561,478	18,843
Expiring 07/21/16	Goldman Sachs & Co.	RUB	1,452	22,325	22,570	245
Expiring 07/21/16	Goldman Sachs & Co.	RUB	1,447	22,034	22,502	468
Expiring 07/21/16	Goldman Sachs & Co.	RUB	1,447	22,128	22,502	374
Singapore Dollar,
Expiring 07/21/16	Credit Suisse First Boston Corp.	SGD	26	19,129	19,234	105
Expiring 07/21/16	Credit Suisse First Boston Corp.	SGD	26	18,984	19,176	192
Expiring 07/21/16	Credit Suisse First Boston Corp.	SGD	26	19,157	19,176	19
South Korean Won,
Expiring 07/21/16	JPMorgan Chase	KRW	176,622	151,088	153,305	2,217
Expiring 07/21/16	UBS AG	KRW	58,874	49,830	51,102	1,272
Swedish Krona,
Expiring 07/21/16	Bank of America	SEK	10,514	1,249,372	1,243,809	(5,563)
Expiring 07/21/16	Bank of New York Mellon	SEK	669	79,460	79,113	(347)
Expiring 07/21/16	Citigroup Global Markets	SEK	6,315	750,330	747,048	(3,282)
Expiring 07/21/16	Citigroup Global Markets	SEK	5,084	617,478	601,419	(16,059)
Expiring 07/21/16	Citigroup Global Markets	SEK	1,221	148,204	144,490	(3,714)
Expiring 07/21/16	JPMorgan Chase	SEK	3,526	418,932	417,091	(1,841)
Swiss Franc,
Expiring 07/21/16	BNP Paribas	CHF	7	7,443	7,474	31
Expiring 07/21/16	BNP Paribas	CHF	7	7,451	7,453	2
Expiring 07/21/16	BNP Paribas	CHF	7	7,494	7,452	(42)
Expiring 07/21/16	Citigroup Global Markets	CHF	253	264,260	259,410	(4,850)
Expiring 07/21/16	Credit Suisse First Boston Corp.	CHF	62	63,791	63,899	108
Expiring 07/21/16	JPMorgan Chase	CHF	253	262,438	259,410	(3,028)
Thai Baht,
Expiring 07/21/16	Citigroup Global Markets	THB	5,261	149,169	149,648	479
Expiring 07/21/16	Citigroup Global Markets	THB	1,754	49,634	49,883	249
Expiring 07/21/16	Credit Suisse First Boston Corp.	THB	591	16,765	16,813	48
Expiring 07/21/16	Credit Suisse First Boston Corp.	THB	589	16,683	16,762	79

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Thai Baht (continued),
Expiring 07/21/16	Credit Suisse First Boston Corp.	THB 589	$16,702	$16,763	$61

			$12,399,885	$12,302,412	(97,473)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/21/16	Barclays Capital Group	AUD	2,459	$1,794,395	$1,832,156	$(37,761)
Expiring 07/21/16	Commonwealth Bank of Australia	AUD	57	41,770	42,645	(875)
Expiring 07/21/16	JPMorgan Chase	AUD	132	96,434	98,469	(2,035)
British Pound,
Expiring 07/21/16	Credit Suisse First Boston Corp.	GBP	105	140,310	139,911	399
Expiring 07/21/16	UBS AG	GBP	35	46,197	46,637	(440)
Canadian Dollar,
Expiring 07/21/16	Bank of Montreal	CAD	14	11,005	11,104	(99)
Expiring 07/21/16	JPMorgan Chase	CAD	36	27,910	28,161	(251)
Chinese Renminbi,
Expiring 09/22/16	Bank of America	CNH	11,860	1,783,199	1,773,110	10,089
Expiring 09/22/16	Bank of America	CNH	318	48,845	47,574	1,271
Expiring 09/22/16	JPMorgan Chase	CNH	12,465	1,904,826	1,863,649	41,177
Expiring 09/22/16	JPMorgan Chase	CNH	769	117,653	114,964	2,689
Expiring 03/16/17	Citigroup Global Markets	CNH	4,982	755,717	737,739	17,978
Expiring 05/11/17	Citigroup Global Markets	CNH	10,629	1,585,445	1,568,547	16,898
Expiring 05/11/17	Citigroup Global Markets	CNH	3,353	493,618	494,790	(1,172)
Expiring 05/11/17	Citigroup Global Markets	CNH	3,343	492,430	493,308	(878)
Expiring 05/11/17	JPMorgan Chase	CNH	3,343	494,960	493,308	1,652
Danish Krone,
Expiring 07/21/16	Goldman Sachs & Co.	DKK	148	22,225	22,111	114
Expiring 07/21/16	UBS AG	DKK	84	12,578	12,513	65
Euro,
Expiring 07/21/16	Bank of America	EUR	65	72,500	72,528	(28)
Expiring 07/21/16	Bank of America	EUR	9	10,694	10,494	200
Expiring 07/21/16	Barclays Capital Group	EUR	228	253,976	253,688	288
Expiring 07/21/16	Citigroup Global Markets	EUR	228	258,064	253,687	4,377
Expiring 07/21/16	Citigroup Global Markets	EUR	28	31,380	31,412	(32)
Expiring 07/21/16	Credit Suisse First Boston Corp.	EUR	134	148,342	148,748	(406)
Expiring 07/21/16	Goldman Sachs & Co.	EUR	114	126,279	126,036	243
Expiring 07/21/16	Goldman Sachs & Co.	EUR	112	126,334	124,558	1,776
Expiring 07/21/16	JPMorgan Chase	EUR	45	49,224	49,583	(359)
Japanese Yen,
Expiring 07/21/16	Bank of America	JPY	4,462	43,500	43,238	262
Expiring 07/21/16	Citigroup Global Markets	JPY	7,768	75,265	75,270	(5)
Expiring 07/21/16	Goldman Sachs & Co.	JPY	4,596	44,523	44,539	(16)
Malaysian Ringgit,
Expiring 07/21/16	Credit Suisse First Boston Corp.	MYR	88	21,389	21,875	(486)
Mexican Peso,
Expiring 07/21/16	Credit Suisse First Boston Corp.	MXN	681	35,713	37,180	(1,467)
New Zealand Dollar,
Expiring 07/21/16	Credit Suisse First Boston Corp.	NZD	313	218,109	223,168	(5,059)
Russian Ruble,
Expiring 07/21/16	Goldman Sachs & Co.	RUB	2,688	41,772	41,796	(24)
South Korean Won,
Expiring 07/21/16	UBS AG	KRW	235,496	199,751	204,407	(4,656)
Swedish Krona,
Expiring 07/21/16	Citigroup Global Markets	SEK	132	15,508	15,592	(84)

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swiss Franc,
Expiring 07/21/16	Bank of America	CHF	461	$477,069	$472,363	$4,706
Expiring 07/21/16	Bank of New York Mellon	CHF	104	107,487	106,450	1,037
Expiring 07/21/16	Citigroup Global Markets	CHF	594	618,138	608,782	9,356
Expiring 07/21/16	Citigroup Global Markets	CHF	141	147,026	144,941	2,085
Expiring 07/21/16	Goldman Sachs & Co.	CHF	144	149,391	147,917	1,474
Expiring 07/21/16	JPMorgan Chase	CHF	638	660,883	654,479	6,404
Expiring 07/21/16	UBS AG	CHF	107	110,644	109,555	1,089
Thai Baht,
Expiring 07/21/16	Citigroup Global Markets	THB	5,905	167,488	167,983	(495)
Expiring 07/21/16	Credit Suisse First Boston Corp.	THB	1,177	33,263	33,468	(205)

				$14,113,229	$14,044,433	68,796

						$(28,677)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
AUD	2,127	06/14/26	2.630%	6 Month Australian Bank Bill Rate(1)	$12,992	$(97)	$13,089	JPMorgan Chase
SEK	3,400	10/06/25	1.253%	3 Month STIBOR(1)	(25,937)	—	(25,937)	Goldman Sachs & Co.
SEK	667	10/07/25	1.286%	3 Month STIBOR(1)	(5,351)	—	(5,351)	JPMorgan Chase
SEK	167	10/07/25	1.288%	3 Month STIBOR(1)	(1,364)	—	(1,364)	Goldman Sachs & Co.
SEK	864	10/08/25	1.330%	3 Month STIBOR(1)	(7,388)	—	(7,388)	JPMorgan Chase
SEK	1,052	10/12/25	1.335%	3 Month STIBOR(1)	(9,160)	—	(9,160)	JPMorgan Chase
SEK	800	10/12/25	1.338%	3 Month STIBOR(1)	(6,987)	—	(6,987)	Goldman Sachs & Co.
SEK	717	10/12/25	1.335%	3 Month STIBOR(1)	(6,262)	—	(6,262)	Citigroup Global Markets
SEK	1,755	10/13/25	1.385%	3 Month STIBOR(1)	(16,305)	—	(16,305)	JPMorgan Chase
SEK	1,000	10/13/25	1.393%	3 Month STIBOR(1)	(9,281)	—	(9,281)	Citigroup Global Markets
SEK	496	10/13/25	1.388%	3 Month STIBOR(1)	(4,625)	—	(4,625)	Goldman Sachs & Co.
SEK	919	10/14/25	1.370%	3 Month STIBOR(1)	(8,272)	—	(8,272)	Citigroup Global Markets
SEK	250	05/31/26	1.105%	3 Month STIBOR(2)	(1,142)	(10)	(1,132)	Goldman Sachs & Co.

					$(89,082)	$(107)	$(88,975)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
880	03/07/21	1.286%	3 Month LIBOR(2)	$—	$(15,816)	$(15,816)
1,150	03/14/26	1.799%	3 Month LIBOR(2)	—	(49,848)	(49,848)
1,550	04/06/26	1.662%	3 Month LIBOR(2)	—	(42,988)	(42,988)

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
2,350	04/13/26	1.610%	3 Month LIBOR(1)	$(20,025)	$52,835	$72,860
70	04/26/26	1.759%	3 Month LIBOR(2)	—	(2,535)	(2,535)
1,150	05/13/26	1.624%	3 Month LIBOR(2)	—	(26,032)	(26,032)
150	06/16/26	1.499%	3 Month LIBOR(2)	—	(1,409)	(1,409)

				$(20,025)	$(85,793)	$(65,768)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Cash of $135,000 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	04/20/17	818	Pay fixed payments on the MLMIREI2 Index and receive variable payments based on the 3 Month LIBOR-24bps	$(33,430)	$—	$(33,430)
Bank of America	04/20/17	70	Pay fixed payments on the MLMIREI2 Index and receive variable payments based on the 3 Month LIBOR-24bps	(1,189)	—	(1,189)
Citigroup Global Markets	02/08/17	1,020	Pay fixed payments on the CGCBMED3 Index and receive variable payments based on the 3 Month LIBOR-13bps	(48,162)	—	(48,162)
Goldman Sachs & Co.	03/02/17	318	Pay fixed payments on the GSCBMS5S Index and receive variable payments based on the 3 Month LIBOR-15bps	(13,361)	—	(13,361)
Goldman Sachs & Co.	04/06/17	774	Pay fixed payments on the GSGLAER2 Index and receive variable payments based on the 3 Month LIBOR-25bps	10,006	—	10,006
Goldman Sachs & Co.	04/06/17	590	Pay fixed payments on the GSGLAER2 Index and receive variable payments based on the 3 Month LIBOR-25bps	8,683	—	8,683
Goldman Sachs & Co.	04/06/17	295	Pay fixed payments on the GSGLAER2 Index and receive variable payments based on the 3 Month LIBOR-25bps	(824)	—	(824)
Goldman Sachs & Co.	05/15/17	119	Pay fixed payments on the GSGLIRN3 Index and receive variable payments based on the 3 Month LIBOR-65bps	(12,708)	—	(12,708)
Goldman Sachs & Co.	12/20/16	3	Receive amounts based on the total return of iBoxx USD Liquid High Yield Index and pay variable payments based on 3 Month LIBOR	9,734	66	9,668

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
JPMorgan Chase	05/10/17	310	Pay fixed payments on the JPCMCNET Index and receive variable payments based on the 3 Month LIBOR -1bps	$(14,218)	$—	$(14,218)

				$(95,469)	$66	$(95,535)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,588,257	$1,066,577	$—
Preferred Stock	—	—	77,238
Corporate Bonds	—	216,519	—
Foreign Government Bonds	—	295,490	—
U.S. Treasury Obligation	—	2,028,430	—
Affiliated Mutual Fund	3,078,793	—	—
Unaffiliated Funds	6,806,293	—	—
Other Financial Instruments*
Financial Futures Contracts	(71,648)	—	—
Commodity Futures Contracts	(3,550)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(28,677)	—
OTC Interest Rate Swap Agreements	—	(89,082)	—
Centrally Cleared Interest Rate Swap Agreements	—	(65,768)	—
OTC Total Return Swap Agreements	—	(95,469)	—

Total	$11,398,145	$3,328,020	$77,238

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Unaffiliated Funds	45.5%
Affiliated Mutual Fund	20.6
U.S. Treasury Obligation	13.6
Real Estate Investment Trusts (REITs)	6.0
Pharmaceuticals	4.2
Foreign Government Bonds	2.0
Banks	1.9
Airlines	1.3
Construction & Engineering	1.0
Media	0.7
IT Services	0.6
Building Products	0.6
Professional Services	0.6
Transportation Infrastructure	0.6

Automobiles	0.4%
Diversified Financial Services	0.4
Hotels, Restaurants & Leisure	0.3
Capital Markets	0.3
Construction Materials	0.2
Real Estate Management & Development	0.2
Commercial Services & Supplies	0.1
Road & Rail	0.1
Trading Companies & Distributors	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	—	$—		Due from/to broker-variation margin futures	$3,550	*
Equity contracts	Due from/to broker-variation margin futures	7,647	*	Due from/to broker-variation margin futures	12,804	*
Equity contracts	Unrealized appreciation on OTC swap agreements	18,689		Unrealized depreciation on OTC swap agreements	123,892
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	161,713		Unrealized depreciation on OTC forward foreign currency exchange contracts	190,390
Interest rate contracts	Due from/to broker-variation margin futures	59,365	*	Due from/to broker-variation margin futures	125,856	*
Interest rate contracts	Due from/to broker-variation margin swaps	72,860	*	Due from/to broker-variation margin swaps	138,628	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	22,757		Unrealized depreciation on OTC swap agreements	102,064
Interest rate contracts	Premiums paid for OTC swap agreements	66		Premiums received for OTC swap agreements	107

Total		$343,097			$697,291

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Commodity contracts	$—	$—	$—	$(36,476)	$—	$—	$(36,476)
Credit contracts	—	—	—	—	—	(1,435)	(1,435)
Equity contracts	(105)	—	—	386,008	—	(159,568)	226,335
Foreign exchange contracts	—	—	—	—	(216,752)	—	(216,752)
Interest rate contracts	—	819	1,726	(209,727)	—	(54,130)	(261,312)

Total	$(105)	$819	$1,726	$139,805	$(216,752)	$(215,133)	$(289,640)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Commodity contracts	$—	$—	$(8,590)	$—	$—	$(8,590)
Credit contracts	—	—	—	—	1,820	1,820
Equity contracts	—	—	4,300	—	(128,894)	(124,594)
Foreign exchange contracts	—	—	—	(98,308)	—	(98,308)
Interest rate contracts	(1,170)	(1,619)	(96,837)	—	(171,404)	(271,030)

Total	$(1,170)	$(1,619)	$(101,127)	$(98,308)	$(298,478)	$(500,702)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Forward Foreign Currency Exchange Contracts — Purchased(4)	Forward Foreign Currency Exchange Contracts — Sold(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements — Buy Protection(2)	Total Return Swap Agreements(2)
$5,703	$493	$4,858,285	$7,517,552	$7,486,451	$10,196,729	$8,204	$70	$2,992

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$17,665	$(17,665)	$—	$—
Bank of Montreal	613	(613)	—	—
Bank of New York Mellon	1,160	(347)	—	813
Barclays Capital Group	1,905	(1,905)	—	—
BNP Paribas	94	(42)	—	52
Citigroup Global Markets	51,654	(51,654)	—	—
Commonwealth Bank of Australia	249	(249)	—	—
Credit Suisse First Boston Corp.	3,059	(3,059)	—	—
Goldman Sachs & Co.	53,471	(53,471)	—	—
JPMorgan Chase	69,424	(69,424)	—	—
State Street Bank	1,505	—	—	1,505
UBS AG	2,426	(2,426)	—	—

	$203,225

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(51,055)	$17,665	$—	$(33,390)
Bank of Montreal	(850)	613	—	(237)
Bank of New York Mellon	(347)	347	—	—
Barclays Capital Group	(38,837)	1,905	—	(36,932)
BNP Paribas	(42)	42	—	—
Citigroup Global Markets	(110,205)	51,654	—	(58,551)
Commonwealth Bank of Australia	(875)	249	—	(626)
Credit Suisse First Boston Corp.	(7,866)	3,059	—	(4,807)
Goldman Sachs & Co.	(71,282)	53,471	—	(17,811)
JPMorgan Chase	(124,933)	69,424	—	(55,509)
State Street Bank	—	—	—	—
UBS AG	(10,161)	2,426	—	(7,735)

	$(416,453)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $12,070,522)	$12,078,804
Affiliated investments (cost $3,078,793)	3,078,793
Cash	90,166
Foreign currency, at value (cost $13,374)	14,442
Deposit with broker for futures and centrally cleared swaps	436,595
Unrealized appreciation on OTC forward foreign currency contracts	161,713
Receivable for investments sold	92,525
Unrealized appreciation on OTC swap agreements	41,446
Dividends and interest receivable	18,662
Receivable for fund share sold	10,562
Due from broker-variation margin futures	9,384
Due from broker-variation margin swaps	7,031
Tax reclaim receivable	4,462
Receivable from affiliate	144
Premiums paid for OTC swap agreements	66
Prepaid expenses	70

Total Assets	16,044,865

LIABILITIES:
Payable for investments purchased	594,308
Unrealized depreciation on OTC swap agreements	225,956
Unrealized depreciation on OTC forward foreign currency contracts	190,390
Accrued expenses and other liabilities	67,841
Advisory fees payable	6,675
Distribution fee payable	411
Affiliated transfer agent fee payable	342
Premiums received for OTC swap agreements	107
Payable for fund share repurchased	12

Total Liabilities	1,086,042

NET ASSETS	$14,958,823

Net assets were comprised of:
Paid-in capital	$16,668,359
Retained earnings	(1,709,536)

Net assets, June 30, 2016	$14,958,823

Net asset value and redemption price per share, $14,958,823 / 1,676,289 outstanding shares of beneficial interest	$8.92

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $6,958, of which $144 is reimbursable by an affiliate)	$50,075
Interest income	40,011
Affiliated dividend income	13,478

103,564

EXPENSES
Advisory fees	78,830
Distribution fee	18,950
Custodian and accounting fees	95,000
Audit fee	16,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	1,000
Miscellaneous	7,231

Total expenses	231,011
Less: advisory fee waivers and/or expense reimbursement	(123,378)

Net expenses	107,633

NET INVESTMENT INCOME (LOSS)	(4,069)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(174,559)
Futures transactions	139,805
Options written transactions	1,726
Swap agreements transactions	(215,133)
Foreign currency transactions	(183,523)

(431,684)

Net change in unrealized appreciation (depreciation) on:
Investments	15,646
Futures	(101,127)
Options written	(1,619)
Swap agreements	(298,478)
Foreign currencies	(73,630)

(459,208)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(890,892)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(894,961)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(4,069)	$(50,488)
Net realized gain (loss) on investment and foreign currency transactions	(431,684)	(900,873)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(459,208)	136,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(894,961)	(814,575)

FUND SHARE TRANSACTIONS:
Fund share sold [140,572 and 1,580,056 shares, respectively]	1,315,280	15,775,665
Fund share repurchased [28,085 and 16,254 shares, respectively]	(262,345)	(160,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	1,052,935	15,615,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	157,974	14,800,849
NET ASSETS:
Beginning of period	14,800,849	—

End of period	$14,958,823	$14,800,849

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 75.7%		Value (Note 2)
COMMON STOCKS — 67.9%	Shares
Airlines — 1.0%
Delta Air Lines, Inc.	3,977	$144,882

Banks — 2.4%
JPMorgan Chase & Co.	2,902	180,330
US Bancorp	3,921	158,134

		338,464

Beverages — 0.6%
PepsiCo, Inc.	864	91,532

Biotechnology — 1.0%
Celgene Corp.*	1,420	140,055

Capital Markets — 1.2%
BlackRock, Inc.	343	117,488
KKR & Co. LP, MLP	4,278	52,791

		170,279

Chemicals — 1.3%
Ashland, Inc.	1,620	185,927

Construction & Engineering — 0.9%
Brookfield Business Partners LP (Canada)*	143	2,730
Valmont Industries, Inc.	961	129,994

		132,724

Consumer Finance — 1.0%
Synchrony Financial*	5,793	146,447

Diversified Financial Services — 3.3%
Bats Global Markets, Inc.*	500	12,845
CME Group, Inc.	1,467	142,886
Markit Ltd.*	9,622	313,677

		469,408

Diversified Telecommunication Services — 1.9%
Level 3 Communications, Inc.*	2,341	120,538
SBA Communications Corp. (Class A Stock)*	1,352	145,935

		266,473

Electric Utilities — 2.3%
Brookfield Infrastructure Partners LP (Canada)	6,232	282,060
Westar Energy, Inc.	759	42,572

		324,632

Electrical Equipment — 0.4%
Sensata Technologies Holding NV*	1,779	62,069

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp. (Class A Stock)	1,478	84,734
CDW Corp.	4,905	196,592

		281,326

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	612	48,397

Food & Staples Retailing — 5.0%
Costco Wholesale Corp.	545	85,587
CVS Health Corp.	2,765	264,721
Whole Foods Market, Inc.	11,600	371,432

		721,740

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 1.9%
ConAgra Foods, Inc.	5,841	$279,258

Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	3,996	247,912

Health Care Providers & Services — 3.9%
Accretive Health, Inc.*	6,052	12,104
DaVita HealthCare Partners, Inc.*	5,500	425,260
UnitedHealth Group, Inc.	896	126,515

		563,879

Hotels, Restaurants & Leisure — 3.3%
Darden Restaurants, Inc.	1,300	82,342
McDonald’s Corp.	1,650	198,561
Starwood Hotels & Resorts Worldwide, Inc.	1,533	113,365
Wyndham Worldwide Corp.	1,066	75,931

		470,199

Household Durables — 1.0%
Lennar Corp. (Class A Stock)	3,228	148,811

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	112	80,149
Priceline Group, Inc. (The)*	79	98,624

		178,773

Internet Software & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	308	216,686
Alphabet, Inc. (Class C Stock)*	28	19,379
eBay, Inc.*	6,591	154,295

		390,360

IT Services — 2.2%
Visa, Inc. (Class A Stock)	2,440	180,975
WEX, Inc.*	1,437	127,419

		308,394

Machinery — 1.5%
Allison Transmission Holdings, Inc.	3,550	100,218
Ingersoll-Rand PLC	1,782	113,478

		213,696

Multiline Retail — 0.2%
J.C. Penney Co., Inc.*	2,800	24,864

Multi-Utilities — 1.5%
NiSource, Inc.	2,109	55,931
WEC Energy Group, Inc.	2,431	158,744

		214,675

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	408	21,726
Cheniere Energy, Inc.*	1,100	41,305
Enbridge Energy Partners LP, MLP	2,750	63,800
Enbridge, Inc. (Canada)	5,925	250,982
Kinder Morgan, Inc.	3,866	72,372
Valero Energy Corp.	500	25,500

		475,685

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	1,595	117,312

Professional Services — 2.3%
Nielsen Holdings PLC	3,745	194,628

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Verisk Analytics, Inc. (Class A Stock)*	1,586	$128,593

		323,221

Real Estate Investment Trusts (REITs) — 1.1%
Starwood Property Trust, Inc.	3,423	70,925
Weyerhaeuser Co.	2,812	83,713

		154,638

Real Estate Management & Development — 1.7%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	7,150	236,451

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	384	49,455

Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV (Netherlands)	833	82,642

Specialty Retail — 5.6%
Asbury Automotive Group, Inc.*	1,331	70,197
Five Below, Inc.*	2,250	104,424
Home Depot, Inc. (The)	2,506	319,991
Party City Holdco, Inc.*	6,050	84,156
TJX Cos., Inc. (The)	252	19,462
Tractor Supply Co.	2,000	182,360
Williams-Sonoma, Inc.	400	20,852

		801,442

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	1,699	162,424
Western Digital Corp.	945	44,661

		207,085

Textiles, Apparel & Luxury Goods — 2.6%
lululemon Athletica, Inc.*	813	60,048
PVH Corp.	3,343	315,011

		375,059

Tobacco — 0.5%
Philip Morris International, Inc.	706	71,814

Transportation Infrastructure — 1.2%
Wesco Aircraft Holdings, Inc.*	13,290	178,352

Water Utilities — 0.8%
American Water Works Co., Inc.	1,371	115,863

TOTAL COMMON STOCKS (cost $9,511,424)		9,754,195

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Non-Residential Mortgage-Backed Securities — 0.6%
Taco Bell Funding LLC,
Series 2016-1A, Class A23, 144A
4.970%	05/25/46	30	30,765
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	30	30,366
Series 2016-1A, Class A2II, 144A
4.377%	05/25/46	30	30,630

TOTAL ASSET-BACKED SECURITIES (cost $90,000)			91,761

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 7.2%
Commercial Services — 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	40	$42,400

Engineering & Construction — 0.3%
SBA Tower Trust,
Mortgage, 144A
2.877%	07/15/46	50	49,985

Foods — 1.0%
Fresh Market, Inc. (The),
Sr. Sec’d. Notes, 144A
9.750%	05/01/23	150	140,625

Healthcare-Services — 0.6%
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	25	26,156
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	55	59,813

			85,969

Leisure Time — 0.3%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	40	40,700

Oil & Gas — 0.2%
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	15	15,844
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	10	9,825

			25,669

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	20	21,038

Pipelines — 2.5%
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66	107	94,272
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	40	38,800
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17	90	93,826
7.768%	12/15/37	25	24,249
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	88	83,160
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	10	9,514
4.000%	07/01/22	14	13,641

			357,462

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail — 1.0%
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	16	$15,040
5.750%	02/15/18	5	5,100
7.650%	08/15/16	45	45,203
7.950%	04/01/17	25	25,685
8.125%	10/01/19	35	36,214
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	20	21,104

			148,346

Semiconductors — 0.3%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	35	36,908

Software — 0.6%
First Data Corp.,
Sec’d. Notes, 144A
5.750%	01/15/24	20	19,850
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	65	67,892

			87,742

TOTAL CORPORATE BONDS (cost $1,025,874)			1,036,844

TOTAL LONG-TERM INVESTMENTS (cost $10,627,298)			10,882,800

	Shares
SHORT-TERM INVESTMENTS — 17.8%
UNAFFILIATED FUND — 17.7%
Goldman Sachs Financial Square Fund — Money Market Fund (cost $2,535,524)	2,535,524		2,535,524

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
Whole Foods Market, Inc.,
expiring 09/16/16, Strike Price $34.00	1		470
expiring 01/20/17, Strike Price $33.00	2		3,480
expiring 01/20/17, Strike Price $36.00	2		3,084

			7,034

Put Options — 0.1%
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,120.00	—	(r)	5,295
S&P 500 Index,
expiring 09/16/16, Strike Price $1,900.00	—	(r)	1,699

	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 09/16/16, Strike Price $1,910.00	—	(r)	$1,780
expiring 09/16/16, Strike Price $1,965.00	—	(r)	2,425

			11,199

TOTAL OPTIONS PURCHASED (cost $32,124)			18,233

TOTAL SHORT-TERM INVESTMENTS (cost $2,567,648)			2,553,757

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 93.5% (cost $13,194,946)			13,436,557

	Shares
SECURITIES SOLD SHORT(q) — (16.6)%
COMMON STOCKS — (11.7)%
Aerospace & Defense — (0.4)%
Hexcel Corp.	450		(18,738)
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	400		(17,200)
Triumph Group, Inc.	650		(23,075)

			(59,013)

Auto Components — (0.2)%
Dorman Products, Inc.*	447		(25,568)

Automobiles — (0.2)%
Ford Motor Co.	2,800		(35,196)

Banks — (0.3)%
Cullen/Frost Bankers, Inc.	715		(45,567)

Capital Markets — (0.9)%
Franklin Resources, Inc.	2,511		(83,792)
Prospect Capital Corp.	5,705		(44,613)
Waddell & Reed Financial, Inc. (Class A Stock)	210		(3,615)

			(132,020)

Construction & Engineering — (0.6)%
Fluor Corp.	1,644		(81,016)

Consumer Finance — (0.2)%
Capital One Financial Corp.	286		(18,164)
OneMain Holdings, Inc.*	673		(15,358)

			(33,522)

Diversified Financial Services — (0.2)%
Nasdaq, Inc.	500		(32,335)

Electric Utilities — (0.4)%
Southern Co. (The)	1,000		(53,630)

Electrical Equipment — (0.1)%
Rockwell Automation, Inc.	175		(20,094)

Energy Equipment & Services — (0.6)%
Core Laboratories NV	645		(79,909)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — (0.2)%
Sprouts Farmers Market, Inc.*	1,100	$(25,190)

Health Care Equipment & Supplies — (0.7)%
Edwards Lifesciences Corp.*	400	(39,892)
Medtronic PLC	668	(57,962)

		(97,854)

Hotels, Restaurants & Leisure — (1.1)%
BJ’s Restaurants, Inc.*	628	(27,525)
Carnival Corp.	1,800	(79,560)
Chuy’s Holdings, Inc.*	1,453	(50,288)

		(157,373)

Household Durables — (0.2)%
Newell Brands, Inc.	450	(21,857)

IT Services — (0.4)%
CGI Group, Inc. (Canada) (Class A Stock)*	1,338	(57,146)

Life Sciences Tools & Services — (0.6)%
Thermo Fisher Scientific, Inc.	550	(81,268)

Machinery — (0.2)%
Flowserve Corp.	400	(18,068)
Schindler Holding AG (Switzerland)	76	(13,830)

		(31,898)

Multiline Retail — (0.1)%
Nordstrom, Inc.	395	(15,030)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	840	(67,570)

Oil, Gas & Consumable Fuels — (0.4)%
Diamondback Energy, Inc.*	573	(52,263)

Road & Rail — (0.1)%
Old Dominion Freight Line, Inc.*	350	(21,109)

Specialty Retail — (1.8)%
Dick’s Sporting Goods, Inc.	1,500	(67,590)
Gap, Inc. (The)	2,341	(49,676)
Group 1 Automotive, Inc.	308	(15,203)
Sally Beauty Holdings, Inc.*	1,861	(54,732)
Sonic Automotive, Inc. (Class A Stock)	2,250	(38,498)
Tiffany & Co.	600	(36,384)

		(262,083)

Technology Hardware, Storage & Peripherals — (0.1)%
Seagate Technology PLC	650	(15,834)

Textiles, Apparel & Luxury Goods — (1.2)%
Ralph Lauren Corp.	550	(49,291)
Under Armour, Inc. (Class A Stock)*	1,028	(41,254)
Under Armour, Inc. (Class C Stock)*	481	(17,523)
VF Corp.	1,050	(64,565)

		(172,633)

TOTAL COMMON STOCKS (proceeds received $1,632,264)		(1,676,978)

EXCHANGE TRADED FUNDS — (4.9)%
Consumer Discretionary Select Sector SPDR Fund	1,766	(137,836)
iShares Core S&P Small-Cap ETF	364	(42,300)
iShares Russell 2000 ETF	274	(31,502)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (continued)
iShares Russell Mid-Cap ETF	1,041	$(175,034)
SPDR S&P Retail ETF	1,917	(80,437)
Utilities Select Sector SPDR Fund	2,528	(132,644)
Vanguard REIT ETF	1,183	(104,897)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $678,979)		(704,650)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,311,243)		(2,381,628)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.2)%
Call Options
BlackRock, Inc.,
expiring 10/21/16, Strike Price $370.00	—	(r)	(470)
ConAgra Foods, Inc.,
expiring 07/15/16, Strike Price $49.00	1		(162)
expiring 08/19/16, Strike Price $50.00	1		(342)
Delta Air Lines, Inc.,
expiring 09/16/16, Strike Price $50.00	—	(r)	(20)
Five Below, Inc.,
expiring 07/15/16, Strike Price $47.00	1		(450)
expiring 11/18/16, Strike Price $48.00	—	(r)	(1,320)
JPMorgan Chase & Co.,
expiring 09/16/16, Strike Price $67.50	1		(282)
Lululemon Athletica, Inc.,
expiring 07/15/16, Strike Price $72.50	—	(r)	(228)
PVH Corp.,
expiring 08/19/16, Strike Price $105.00	—	(r)	(55)
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,250.00	—	(r)	(1,595)
S&P 500 Index,
expiring 09/16/16, Strike Price $2,100.00	—	(r)	(4,740)
expiring 09/16/16, Strike Price $2,125.00	—	(r)	(3,470)
Valmont Industries, Inc.,
expiring 09/16/16, Strike Price $140.00	—	(r)	(385)
WEX, Inc.,
expiring 08/19/16, Strike Price $100.00	—	(r)	(90)
Weyerhaeuser Co.,
expiring 10/21/16, Strike Price $34.00	1		(180)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options
Allison Transmission Holdings, Inc.,
expiring 11/18/16, Strike Price $22.50	2		$(723)
BlackRock, Inc.,
expiring 10/21/16, Strike Price $300.00	—	(r)	(640)
Cheniere Energy, Inc.,
expiring 12/16/16, Strike Price $30.00	1		(1,352)
ConAgra Foods, Inc.,
expiring 07/15/16, Strike Price $45.00	1		(66)
Delta Air Lines, Inc.,
expiring 09/16/16, Strike Price $40.00	—	(r)	(1,920)
Facebook, Inc.,
expiring 07/22/16, Strike Price $106.00	—	(r)	(129)
NIKE, Inc.,
expiring 07/22/16, Strike Price $48.00	1		(32)
Party City Holdco, Inc.,
expiring 07/15/16, Strike Price $12.50	1		(75)
PVH Corp.,
expiring 07/15/16, Strike Price $90.00	—	(r)	(90)
expiring 08/19/16, Strike Price $90.00	—	(r)	(540)
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,000.00	—	(r)	(2,500)
S&P 500 Index,
expiring 08/19/16, Strike Price $1,975.00	—	(r)	(1,530)
expiring 09/16/16, Strike Price $1,775.00	—	(r)	(795)
SBA Communications Corp.,
expiring 09/16/16, Strike Price $100.00	—	(r)	(195)
Schlumberger Ltd.,
expiring 01/20/17, Strike Price $67.50	—	(r)	(496)
Starwood Property Trust, Inc.,
expiring 09/16/16, Strike Price $17.50	—	(r)	(59)
Synchrony Financial,
expiring 12/16/16, Strike Price $24.00	1		(1,420)
Tractor Supply Co.,
expiring 08/19/16, Strike Price $85.00	—	(r)	(310)

Counterparty		Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Wesco Aircraft Holdings, Inc.,
expiring 08/19/16, Strike Price $12.50		1		$(455)
expiring 12/16/16, Strike Price $12.50	Goldman Sachs & Co.	1		(611)
Whole Foods Market, Inc.,
expiring 09/16/16, Strike Price $27.00		1		(340)
expiring 01/20/17, Strike Price $26.00		2		(1,320)
expiring 01/20/17, Strike Price $30.00		1		(1,005)
expiring 01/20/17, Strike Price $32.00		2		(5,510)
Williams-Sonoma, Inc.,
expiring 08/19/16, Strike Price $47.50		1		(660)
Wyndham Worldwide Corp.,
expiring 08/19/16, Strike Price $60.00		—	(r)	(48)

TOTAL OPTIONS WRITTEN (premiums received $46,191)				(36,610)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 76.7% (cost $10,837,512)				11,018,319
Other assets in excess of liabilities(z) — 23.3%				3,354,781

NET ASSETS — 100.0%				$14,373,100

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(q)	The aggregate value of securities sold short is $2,381,628. Deposit with Goldman Sachs & Co. as collateral in the amount of $3,048,479 exceeds the value of securities sold short as of June 30, 2016. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par or notional.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
3	Russell 2000 Mini Index	Sep. 2016	$343,260	$344,220	$(960)
14	S&P 500 E-Mini Index	Sep. 2016	1,447,036	1,463,139	(16,103)
1	S&P Mid Cap 400 E-Mini	Sep. 2016	147,690	149,300	(1,610)

					$(18,673)

Cash of $81,200 has been segregated with Goldman Sachs & Co. to cover requirement for open contracts at June 30, 2016.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	1/02/18	26	Pay fixed payments on CGCBFOD2 Custom Index and receive variable payments based on the one month LIBOR minus 35bps.	$(1,258)	$—	$(1,258)
Goldman Sachs & Co.	2/13/17	54	Pay fixed payments on GSCBNBCB Custom Index and receive variable payments based on the one month LIBOR minus 120bps.	(12,538)	—	(12,538)
Goldman Sachs & Co.	5/18/17	33	Pay fixed payments on GSCBNBCD Custom Index and receive variable payments based on the one month LIBOR minus 35bps.	(4,482)	—	(4,482)
Goldman Sachs & Co.	12/19/16	13	Pay fixed payments on GSCBNIN2 Custom Index and receive variable payments based on the one month LIBOR minus 225bps.	(1,487)	—	(1,487)
Goldman Sachs & Co.	10/07/16	58	Pay fixed payments on GSCBNINV Custom Index and receive variable payments based on the one month LIBOR minus 225bps.	475	—	475
Goldman Sachs & Co.	12/10/16	26	Pay fixed payments on GSCBNML2 Custom Index and receive variable payments based on the one month LIBOR minus 290bps.	(12,627)	—	(12,627)
Goldman Sachs & Co.	10/03/16	12	Pay fixed payments on GSCBNUTL Custom Index and receive variable payments based on the one month LIBOR minus 175bps.	(1,786)	—	(1,786)

				$(33,703)	$—	$(33,703)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,754,195	$—	$—
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	—	91,761	—
Corporate Bonds	—	1,036,844	—
Unaffiliated Fund	2,535,524	—	—
Options Purchased	18,233	—	—
Short Sales — Common Stocks	(1,663,148)	(13,830)	—
Short Sales — Exchange Traded Funds	(704,650)	—	—
Options Written	(36,610)	—	—
Other Financial Instruments*
Futures Contracts	(18,673)	—	—
OTC Total Return Swap Agreements	—	(33,703)	—

Total	$9,884,871	$1,081,072	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Unaffiliated Fund	17.7%
Specialty Retail	5.6
Food & Staples Retailing	5.0
Health Care Providers & Services	3.9
Oil, Gas & Consumable Fuels	3.3
Hotels, Restaurants & Leisure	3.3
Diversified Financial Services	3.3
Internet Software & Services	2.7
Textiles, Apparel & Luxury Goods	2.6
Pipelines	2.5
Banks	2.4
Electric Utilities	2.3
Professional Services	2.3
IT Services	2.2
Electronic Equipment, Instruments & Components	2.0
Food Products	1.9
Diversified Telecommunication Services	1.9
Health Care Equipment & Supplies	1.7
Real Estate Management & Development	1.7
Multi-Utilities	1.5
Machinery	1.5
Technology Hardware, Storage & Peripherals	1.4
Chemicals	1.3
Internet & Catalog Retail	1.2
Transportation Infrastructure	1.2
Capital Markets	1.2
Real Estate Investment Trusts (REITs)	1.1
Household Durables	1.0
Retail	1.0
Consumer Finance	1.0

Airlines	1.0%
Foods	1.0
Biotechnology	1.0
Construction & Engineering	0.9
Pharmaceuticals	0.8
Water Utilities	0.8
Non-Residential Mortgage-Backed Securities	0.6
Beverages	0.6
Software	0.6
Healthcare-Services	0.6
Semiconductors & Semiconductor Equipment	0.6
Tobacco	0.5
Electrical Equipment	0.4
Engineering & Construction	0.3
Road & Rail	0.3
Energy Equipment & Services	0.3
Commercial Services	0.3
Leisure Time	0.3
Semiconductors	0.3
Oil & Gas	0.2
Multiline Retail	0.2
Options Purchased	0.1
Packaging & Containers	0.1
Multiline Retail	(0.1)
Technology Hardware, Storage & Peripherals	(0.1)
Electrical Equipment	(0.1)
Road & Rail	(0.1)
Household Durables	(0.2)
Food & Staples Retailing	(0.2)
Auto Components	(0.2)
Machinery	(0.2)
Diversified Financial Services	(0.2)
Consumer Finance	(0.2)
Automobiles	(0.2)
Banks	(0.3)

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Oil, Gas & Consumable Fuels	(0.4)%
Electric Utilities	(0.4)
IT Services	(0.4)
Aerospace & Defense	(0.4)
Multi-Utilities	(0.5)
Energy Equipment & Services	(0.6)
Construction & Engineering	(0.6)
Life Sciences Tools & Services	(0.6)
Health Care Equipment & Supplies	(0.7)
Capital Markets	(0.9)

Hotels, Restaurants & Leisure	(1.1)%
Textiles, Apparel & Luxury Goods	(1.2)
Specialty Retail	(1.8)
Exchange Traded Funds	(4.9)

76.9
Options Written	(0.2)
Other assets in excess of liabilities	23.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$18,673	*
Equity contracts	Unaffiliated investments	18,233	Options written outstanding, at value	36,610
Equity contracts	Unrealized appreciation on OTC swap agreements	475	Unrealized depreciation on OTC swap agreements	34,178

Total		$18,708		$89,461

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Equity contracts	$(1,590)	$14,236	$(39,555)	$(39,887)	$(66,796)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Equity contracts	$(13,891)	$9,281	$(30,676)	$(21,944)	$(57,230)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Short Positions(3)	Total Return Swap Agreements(2)
$16,203	$13	$1,601,286	$206

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Goldman Sachs & Co.	475	(475)	—	—

	$475

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Citigroup Global Markets	$(1,258)	$—	$—	$(1,258)
Goldman Sachs & Co.	(33,531)	475	—	(33,056)

	$(34,789)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $13,194,946)	$13,436,557
Cash	20,060
Deposit with broker for futures	81,200
Deposit with broker for securities sold short	3,048,479
Receivable for investments sold	546,523
Dividends and interest receivable	29,355
Tax reclaim receivable	786
Unrealized appreciation on OTC swap agreements	475
Receivable for fund share sold	344
Prepaid expenses	70

Total Assets	17,163,849

LIABILITIES:
Securities sold short, at value (proceeds received $2,311,243)	2,381,628
Payable for investments purchased	265,481
Accrued expenses and other liabilities	38,213
Options written outstanding, at value (premiums received $46,191)	36,610
Unrealized depreciation on OTC swap agreements	34,178
Due to broker-variation margin futures	24,720
Advisory fees payable	7,753
Dividends payable on securities sold short	1,429
Distribution fee payable	390
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	5

Total Liabilities	2,790,749

NET ASSETS	$14,373,100

Net assets were comprised of:
Paid-in capital	$14,665,788
Retained earnings	(292,688)

Net assets, June 30, 2016	$14,373,100

Net asset value and redemption price per share, $14,373,100 / 1,476,739 outstanding shares of beneficial interest	$9.73

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net of $1,118 foreign withholding tax)	$56,759
Interest income	25,824
Affiliated dividend income	4,141

86,724

EXPENSES
Advisory fees	68,836
Distribution fee	16,547
Dividends on securities sold short	21,445
Custodian and accounting fees	21,000
Audit fee	20,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Broker fees and expenses on short sales	13
Miscellaneous	7,407

Total expenses	170,248
Less: advisory fee waivers and/or expense reimbursement	(54,804)

Net expenses	115,444

NET INVESTMENT INCOME (LOSS)	(28,720)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(287,082)
Futures transactions	(39,555)
Options written transactions	14,236
Short sales transactions	43,033
Swap agreements transactions	(39,887)
Foreign currency transactions	(29)

(309,284)

Net change in unrealized appreciation (depreciation) on:
Investments	761,900
Futures	(30,676)
Options written	9,281
Short sales	(138,692)
Swap agreements	(21,944)
Foreign currencies	13

579,882

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	270,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$241,878

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(28,720)	$(35,854)
Net realized gain (loss) on investment and foreign currency transactions	(309,284)	(47,271)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	579,882	(451,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	241,878	(534,566)

FUND SHARE TRANSACTIONS:
Fund share sold [168,513 and 1,349,788 shares, respectively]	1,612,331	13,453,930
Fund share repurchased [16,800 and 24,762 shares, respectively]	(158,322)	(242,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,454,009	13,211,779

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,695,887	12,677,213
NET ASSETS:
Beginning of period	12,677,213	—

End of period	$14,373,100	$12,677,213

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 76.2%
AFFILIATED MUTUAL FUNDS — 75.2%	Shares	Value (Note 2)
AST Global Real Estate Portfolio*	178,467	$2,123,761
AST High Yield Portfolio*	132,365	1,159,520
AST Prudential Core Bond Portfolio*	1,207,297	14,318,541
AST QMA Emerging Markets Equity Portfolio*	301,149	2,493,514
AST QMA US Equity Alpha Portfolio*	852,143	19,156,180

TOTAL AFFILIATED MUTUAL FUNDS (cost $37,846,225)(w)		39,251,516

EXCHANGE TRADED FUND — 1.0%
PowerShares Preferred Portfolio (cost $521,335)	35,200	536,448

TOTAL LONG-TERM INVESTMENTS (cost $38,367,560)		39,787,964

SHORT-TERM INVESTMENTS — 23.6%
AFFILIATED MUTUAL FUND — 22.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $11,800,777)(w)(Note 4)	11,800,777	11,800,777

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(k)(n) —1.0%
U.S. Treasury Bills
0.185%	09/15/16	50	$49,978
0.270%	09/15/16	500	499,785

TOTAL U.S. TREASURY OBLIGATIONS (cost $549,695)			549,763

TOTAL SHORT-TERM INVESTMENTS (cost $12,350,472)			12,350,540

TOTAL INVESTMENTS — 99.8% (cost $50,718,032)			52,138,504
Other assets in excess of liabilities(z) — 0.2%			88,536

NET ASSETS — 100.0%			$52,227,040

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
37	10 Year U.S. Treasury Notes	Sep. 2016	$4,789,766	$4,920,422	$130,656
1	DAX Index	Sep. 2016	264,621	268,242	3,621
84	Mini MSCI EAFE Index	Sep. 2016	6,784,890	6,783,840	(1,050)

					$133,227

U.S. Treasury Obligations with a combined market value of $549,763 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$51,052,293	$—	$—
Exchange Traded Fund	536,448	—	—
U.S. Treasury Obligations	—	549,763	—
Other Financial Instruments*
Futures Contracts	133,227	—	—

Total	$51,721,968	$549,763	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds	97.8%
U.S. Treasury Obligations	1.0
Exchange Traded Funds	1.0

99.8
Other assets in excess of Liabilities	0.2

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$3,621	*	Due from/to broker-variation margin futures	$1,050	*
Interest rate contracts	Due from/to broker-variation margin futures	130,656	*	—	—

Total		$134,277			$1,050

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(46,550)
Interest rate contracts	140,155

Total	$93,605

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(107,694)
Interest rate contracts	139,203

Total	$31,509

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $13,796,293.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Affiliated investments (cost $49,647,002)	$51,052,293
Unaffiliated investments (cost $1,071,030)	1,086,211
Due from broker-variation margin futures	99,932
Receivable for fund share sold	86,070
Dividends and interest receivable	5,351
Prepaid expenses	70

Total Assets	52,329,927

LIABILITIES:
Payable for investments purchased	49,980
Accrued expenses and other liabilities	45,683
Advisory fees payable	6,534
Distribution fee payable	348
Affiliated transfer agent fee payable	342

Total Liabilities	102,887

NET ASSETS	$52,227,040

Net assets were comprised of:
Paid-in capital	$51,110,204
Retained earnings	1,116,836

Net assets, June 30, 2016	$52,227,040

Net asset value and redemption price per share, $52,227,040 / 4,783,427 outstanding shares of beneficial interest	$10.92

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Affiliated dividend income	$38,315
Unaffiliated dividend income	2,770
Interest income	1,171

42,256

EXPENSES
Advisory fees	234,243
Distribution fee	59,604
Custodian and accounting fees	38,000
Audit fee	19,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,497

Total expenses	372,344
Less: advisory fee waivers and/or expense reimbursement	(169,782)
Less: distribution fee waiver	(38,949)

Net expenses	163,613

NET INVESTMENT INCOME (LOSS)	(121,357)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(258,071))	(287,637)
Futures transactions	93,605
Foreign currency transactions	38,649

(155,383)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $1,808,057)	1,839,123
Futures	31,509
Foreign currencies	(114)

1,870,518

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,715,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,593,778

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(121,357)	$(139,009)
Net realized gain (loss) on investment and foreign currency transactions	(155,383)	(61,587)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,870,518	(655,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,593,778	(855,856)

FUND SHARE TRANSACTIONS:
Fund share sold [1,101,540 and 3,993,078 shares, respectively]	11,642,850	43,264,123
Fund share repurchased [478,786 and 730,113 shares, respectively]	(5,067,885)	(7,857,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,574,965	35,406,188

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,168,743	34,550,332
NET ASSETS:
Beginning of period	44,058,297	9,507,965

End of period	$52,227,040	$44,058,297

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.2%		Value (Note 2)
COMMON STOCKS — 96.0%	Shares
Australia — 6.2%
Aristocrat Leisure Ltd.	264,305	$2,749,583
Aurizon Holdings Ltd.	493,231	1,789,587
BHP Billiton PLC	129,979	1,645,145
Brambles Ltd.	97,291	908,348
Caltex Australia Ltd.	150,141	3,619,899
Coca-Cola Amatil Ltd.	449,272	2,773,361
Commonwealth Bank of Australia	38,897	2,183,299
Computershare Ltd.	38,575	266,743
CSL Ltd.	7,839	661,084
Dexus Property Group, REIT	636,318	4,317,846
Fortescue Metals Group Ltd.	1,702,605	4,556,252
Goodman Group, REIT	164,027	879,762
GPT Group (The), REIT	1,302,466	5,296,681
Macquarie Group Ltd.	90,746	4,723,742
Medibank Private Ltd.	172,554	382,649
National Australia Bank Ltd.	160,533	3,082,146
Newcrest Mining Ltd.*	39,293	681,021
Scentre Group, REIT	330,066	1,222,553
Sonic Healthcare Ltd.	24,248	393,233
Sydney Airport	66,508	347,282
TPG Telecom Ltd.	34,765	311,733
Transurban Group	124,385	1,120,309
Wesfarmers Ltd.	32,412	977,446
Westfield Corp., REIT	120,174	965,321
Westpac Banking Corp.	39,105	867,176

		46,722,201

Austria — 0.8%
ANDRITZ AG	6,064	287,539
Erste Group Bank AG*	158,888	3,617,575
OMV AG	16,055	451,319
voestalpine AG	52,699	1,773,606

		6,130,039

Belgium — 0.5%
Anheuser-Busch InBev NV	20,587	2,722,363
Delhaize Group	3,749	396,025
Solvay SA	4,644	433,788

		3,552,176

Denmark — 2.5%
Chr Hansen Holding A/S	6,617	434,574
Danske Bank A/S	178,597	4,700,741
ISS A/S	16,761	630,387
Novo Nordisk A/S (Class B Stock)	129,644	6,981,705
Vestas Wind Systems A/S	91,755	6,236,538

		18,983,945

Finland — 1.9%
Fortum OYJ	217,731	3,498,177
Kone OYJ (Class B Stock)	21,053	971,607
Neste OYJ	122,980	4,409,950
Orion OYJ (Class B Stock)	7,859	305,165
Stora Enso OYJ (Class R Stock)	35,051	281,884
UPM-Kymmene OYJ	267,227	4,909,187

		14,375,970

France — 9.9%
Atos SE	53,785	4,434,536
AXA SA	280,754	5,551,265

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
BNP Paribas SA	141,164	$6,190,848
Capgemini SA	28,544	2,463,153
Cie de Saint-Gobain	69,358	2,629,068
Cie Generale des Etablissements Michelin	19,723	1,858,716
Credit Agricole SA	430,740	3,621,218
Electricite de France SA	332,881	4,036,274
Eurazeo SA	11,672	692,454
Orange SA	277,198	4,507,399
Peugeot SA*	75,067	899,764
Publicis Groupe SA	12,164	813,805
Renault SA	50,144	3,785,764
Safran SA	19,724	1,328,255
Sanofi	85,946	7,140,659
SCOR SE	23,322	689,519
Societe Generale SA	150,006	4,693,094
Thales SA	6,607	548,676
TOTAL SA(a)	184,630	8,854,159
Valeo SA	89,367	3,967,383
Vinci SA	79,312	5,596,823
Vivendi SA	17,126	320,407

		74,623,239

Germany — 8.4%
adidas AG	52,652	7,558,188
Allianz SE	56,000	7,988,852
BASF SE	9,400	720,783
Bayer AG	86,799	8,717,687
Bayerische Motoren Werke AG	21,369	1,555,138
Covestro AG	6,560	292,186
Deutsche Telekom AG(a)	202,983	3,461,336
Deutsche Wohnen AG	20,922	712,357
E.ON SE	126,078	1,272,740
Fresenius SE & Co. KGaA	23,720	1,742,894
GEA Group AG	11,338	535,171
Hannover Rueck SE	43,648	4,573,347
HeidelbergCement AG	8,956	674,677
Henkel AG & Co. KGaA	6,487	701,688
K+S AG(a)	175,521	3,593,318
METRO AG	140,345	4,316,485
OSRAM Licht AG	5,953	309,301
ProSiebenSat.1 Media SE*	81,374	3,559,483
SAP SE	14,029	1,053,655
Siemens AG	86,646	8,891,755
TUI AG	30,877	351,442
Volkswagen AG	2,292	303,835

		62,886,318

Hong Kong — 3.5%
AIA Group Ltd.	133,200	801,028
Cathay Pacific Airways Ltd.	965,000	1,415,715
Cheung Kong Infrastructure Holdings Ltd.	38,000	327,638
CK Hutchison Holdings Ltd.	167,996	1,848,034
CLP Holdings Ltd.	163,000	1,665,076
Henderson Land Development Co. Ltd.	510,400	2,883,130
Hutchison Port Holdings Trust, UTS	659,600	300,118
Kerry Properties Ltd.	392,000	970,520
Link REIT, REIT	900,000	6,154,386
PCCW Ltd.	1,341,000	901,086
WH Group Ltd.	4,999,500	3,959,579
Wharf Holdings Ltd. (The)	697,000	4,253,462

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Wheelock & Co. Ltd.	76,000	$357,021

		25,836,793

Ireland — 0.6%
Experian PLC	91,288	1,731,931
James Hardie Industries PLC, CDI	28,170	436,280
Paddy Power Betfair PLC	23,668	2,487,432

		4,655,643

Israel — 1.4%
Bank Hapoalim BM	63,811	321,473
Check Point Software Technologies Ltd.*	51,600	4,111,488
Teva Pharmaceutical Industries Ltd.	112,741	5,705,848

		10,138,809

Italy — 0.9%
Assicurazioni Generali SpA	35,228	415,424
Atlantia SpA	25,110	627,375
Enel SpA	677,203	3,006,421
Ferrari NV	7,649	314,011
Intesa Sanpaolo SpA	767,615	1,462,091
Intesa Sanpaolo SpA	20,000	35,804
Mediobanca SpA	44,170	254,500
Poste Italiane SpA	38,146	253,288
Telecom Italia SpA*	986,692	634,819

		7,003,733

Japan — 22.8%
Alfresa Holdings Corp.	178,400	3,727,150
Amada Holdings Co. Ltd.	29,800	302,534
ANA Holdings, Inc.	1,366,000	3,892,563
Aozora Bank Ltd.	107,000	371,182
Asahi Glass Co. Ltd.	80,000	434,151
Asahi Group Holdings Ltd.	23,500	759,868
Asahi Kasei Corp.	514,000	3,576,944
Astellas Pharma, Inc.	186,300	2,921,620
Bandai Namco Holdings, Inc.	92,700	2,392,264
Brother Industries Ltd.	26,800	287,466
Central Japan Railway Co.	29,800	5,300,334
Chubu Electric Power Co., Inc.	39,800	566,395
Concordia Financial Group Ltd.*	71,900	277,671
Daicel Corp.	347,800	3,603,929
Dai-ichi Life Insurance Co. Ltd. (The)	67,100	751,144
Daiichi Sankyo Co. Ltd.	52,100	1,265,775
Daikin Industries Ltd.	14,600	1,227,054
Daito Trust Construction Co. Ltd.	4,300	698,158
Daiwa House Industry Co. Ltd.	117,600	3,453,560
East Japan Railway Co.	20,500	1,899,803
Fuji Heavy Industries Ltd.	66,700	2,292,705
FUJIFILM Holdings Corp.	39,600	1,536,497
Hakuhodo DY Holdings, Inc.	26,800	321,220
Hankyu Hanshin Holdings, Inc.	76,000	566,697
Hitachi High-Technologies Corp.	80,500	2,203,107
Hitachi Metals Ltd.	84,700	860,482
Hoshizaki Corp.	33,300	3,259,876
Hoya Corp.	8,400	300,014
Iida Group Holdings Co. Ltd.	19,400	397,294
ITOCHU Corp.	393,300	4,811,323
Japan Airlines Co. Ltd.	8,900	286,336
Japan Exchange Group, Inc.	32,400	373,037
Japan Tobacco, Inc.	110,000	4,433,242

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
JFE Holdings, Inc.	30,400	$396,574
Kajima Corp.	170,000	1,180,944
Kansai Electric Power Co., Inc. (The)*	43,600	424,631
Kao Corp.	26,800	1,560,890
KDDI Corp.	75,200	2,286,812
Koito Manufacturing Co. Ltd.	102,100	4,701,138
Konami Holdings Corp.	34,900	1,331,430
Kuraray Co. Ltd.	24,300	289,935
Marubeni Corp.	100,900	455,839
Mazda Motor Corp.	218,800	2,895,443
Medipal Holdings Corp.	229,500	3,773,171
MEIJI Holdings Co. Ltd.	8,300	852,869
Mitsubishi Chemical Holdings Corp.	85,100	390,098
Mitsubishi Gas Chemical Co., Inc.	59,000	307,798
Mitsubishi Heavy Industries Ltd.	180,000	723,820
Mitsubishi Materials Corp.	149,000	356,759
Mitsubishi Motors Corp.	58,300	269,132
Mitsubishi Tanabe Pharma Corp.	17,500	316,193
Mitsubishi UFJ Lease & Finance Co. Ltd.	288,300	1,107,814
Mitsui & Co. Ltd.	107,800	1,286,828
Mitsui Chemicals, Inc.	80,000	293,981
Mixi, Inc.	45,000	1,860,541
Mizuho Financial Group, Inc.	4,203,800	6,049,516
MS&AD Insurance Group Holdings, Inc.	32,000	829,124
Nikon Corp.	268,400	3,634,085
Nippon Steel & Sumitomo Metal Corp.	51,200	991,213
Nippon Telegraph & Telephone Corp.	166,000	7,784,556
Nissan Motor Co. Ltd.	156,400	1,395,764
Nitori Holdings Co. Ltd.	4,700	570,035
Nomura Real Estate Master Fund, Inc., REIT	218	344,618
NTT DOCOMO, Inc.	89,300	2,408,291
Obayashi Corp.	482,300	5,135,003
Oriental Land Co. Ltd.	33,000	2,136,730
ORIX Corp.	106,600	1,379,454
Ricoh Co. Ltd.	307,800	2,668,160
Sankyo Co. Ltd.	31,000	1,162,284
SBI Holdings, Inc.	287,800	2,865,948
Secom Co. Ltd.	13,200	975,913
Sega Sammy Holdings, Inc.	24,000	258,482
Sekisui House Ltd.	37,000	647,947
Shimamura Co. Ltd.	8,400	1,249,809
Shimizu Corp.	44,000	412,237
Shin-Etsu Chemical Co. Ltd.	24,300	1,423,700
Shionogi & Co. Ltd.	18,800	1,027,722
SoftBank Group Corp.	59,500	3,364,848
Sumitomo Chemical Co. Ltd.	99,000	408,480
Sumitomo Corp.	33,400	336,669
Sumitomo Mitsui Financial Group, Inc.	214,200	6,185,038
Sumitomo Mitsui Trust Holdings, Inc.	1,421,000	4,623,668
Suzuken Co. Ltd.	9,100	286,434
Taiheiyo Cement Corp.	120,000	284,228
Taisei Corp.	165,000	1,355,755
TDK Corp.	75,500	4,226,211
Teijin Ltd.	84,000	278,338
Tohoku Electric Power Co., Inc.	28,000	353,375
Tokio Marine Holdings, Inc.	42,600	1,418,200
Tokyo Electric Power Co. Holdings, Inc.*	89,300	378,189
Tokyo Electron Ltd.	65,900	5,569,123
Tokyo Gas Co. Ltd.	127,000	524,353

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Toray Industries, Inc.	88,000	$750,895
Toyota Motor Corp.	97,400	4,801,678
West Japan Railway Co.	62,500	3,960,832
Yamaha Corp.	13,300	358,480

		171,229,420

Netherlands — 4.6%
ABN AMRO Group NV, CVA	14,795	243,241
Heineken Holding NV	16,076	1,302,510
Heineken NV	14,610	1,340,062
ING Groep NV, CVA	245,988	2,544,981
Koninklijke Ahold NV	203,733	4,498,968
NN Group NV(a)	140,289	3,861,952
NXP Semiconductors NV*	59,000	4,622,060
Randstad Holding NV	7,452	298,014
Royal Dutch Shell PLC (Class A Stock)(a)	259,053	7,114,969
Royal Dutch Shell PLC (Class B Stock)	247,269	6,831,726
Wolters Kluwer NV	54,098	2,190,504

		34,848,987

New Zealand — 0.7%
Auckland International Airport Ltd.	330,115	1,535,658
Fletcher Building Ltd.	48,678	299,421
Spark New Zealand Ltd.	1,188,875	3,021,702

		4,856,781

Norway — 0.8%
DNB ASA	60,207	720,665
Marine Harvest ASA*	23,746	400,530
Orkla ASA	50,564	449,694
Statoil ASA	68,945	1,191,263
Yara International ASA	107,372	3,410,867

		6,173,019

Portugal — 0.4%
EDP - Energias de Portugal SA	145,824	446,453
Galp Energia SGPS SA	183,355	2,550,173

		2,996,626

Singapore — 1.2%
DBS Group Holdings Ltd.	422,500	4,981,665
Wilmar International Ltd.	1,684,700	4,101,071

		9,082,736

Spain — 2.0%
Abertis Infraestructuras SA	33,870	500,519
Aena SA	4,365	578,586
Amadeus IT Holding SA (Class A Stock)	73,656	3,245,205
Banco Santander SA	122,713	476,212
Bankinter SA	41,182	265,836
Enagas SA	12,928	394,956
Endesa SA	39,192	786,410
Gas Natural SDG SA	22,230	441,882
Iberdrola SA	70,977	484,176
Industria de Diseno Textil SA	118,666	3,986,478
Mapfre SA	127,247	279,457
Red Electrica Corp. SA	6,669	595,903
Telefonica SA	272,353	2,585,680

		14,621,300

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 2.3%
Atlas Copco AB (Class B Stock)	24,144	$572,269
Boliden AB	275,508	5,384,555
Electrolux AB (Class B Stock)	15,078	411,099
ICA Gruppen AB	115,820	3,881,727
Investor AB (Class B Stock)	28,258	949,350
Skanska AB (Class B Stock)	28,256	591,652
Svenska Cellulosa AB SCA (Class B Stock)	133,902	4,302,361
Svenska Handelsbanken AB (Class A Stock)	28,682	348,214
Volvo AB (Class B Stock)	97,021	963,837

		17,405,064

Switzerland — 8.0%
ABB Ltd.*	318,813	6,309,978
Actelion Ltd.*	6,457	1,087,343
Chocoladefabriken Lindt & Spruengli AG	6	428,780
Geberit AG	2,348	889,334
Nestle SA	181,777	14,083,779
Novartis AG	140,774	11,619,282
Partners Group Holding AG	1,035	443,565
Roche Holding AG	47,307	12,483,363
Schindler Holding AG, (SWX)	3,188	580,173
Schindler Holding AG, (XBRN)	9,647	1,746,570
SGS SA	338	774,274
Sika AG	134	561,870
Swiss Life Holding AG*	2,250	519,970
Swiss Re AG	68,025	5,941,332
UBS Group AG	227,444	2,951,221

		60,420,834

United Kingdom — 15.9%
3i Group PLC	532,982	3,910,562
Anglo American PLC	87,812	860,759
AstraZeneca PLC	22,975	1,373,533
Auto Trader Group PLC	56,157	265,471
Barratt Developments PLC	513,490	2,790,332
Berkeley Group Holdings PLC	47,617	1,607,924
BP PLC	843,556	4,937,795
British American Tobacco PLC	177,714	11,521,086
British Land Co. PLC (The), REIT	62,432	506,906
Coca-Cola European Partners PLC*	13,383	479,566
Compass Group PLC	102,794	1,955,706
Croda International PLC	8,024	336,836
DCC PLC	25,971	2,285,450
Diageo PLC	160,323	4,478,751
Dixons Carphone PLC	62,678	269,020
Fiat Chrysler Automobiles NV	56,249	346,240
GKN PLC	113,637	410,852
GlaxoSmithKline PLC	480,916	10,327,727
Hammerson PLC, REIT	48,488	349,240
HSBC Holdings PLC	1,811,931	11,225,971
Imperial Brands PLC	106,391	5,769,908
International Consolidated Airlines Group SA	50,494	250,011
Intertek Group PLC	10,012	466,494
Intu Properties PLC, REIT	268,684	1,044,592
J Sainsbury PLC	1,192,463	3,714,767
Land Securities Group PLC, REIT	19,148	266,455
Legal & General Group PLC	689,066	1,764,085
Lloyds Banking Group PLC	3,622,105	2,623,469

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
National Grid PLC	440,723	$6,481,008
Persimmon PLC	38,429	745,207
Reckitt Benckiser Group PLC	40,117	4,022,618
RELX PLC	33,872	623,737
Rexam PLC	44,133	385,143
Rio Tinto PLC	75,382	2,341,870
Royal Mail PLC	217,429	1,460,814
RSA Insurance Group PLC	63,406	424,973
SABMiller PLC	62,814	3,663,276
Segro PLC, REIT	46,172	255,926
SSE PLC	46,801	974,081
Taylor Wimpey PLC	1,225,224	2,173,664
Unilever NV, CVA	50,444	2,346,141
Unilever PLC	79,853	3,826,188
Vodafone Group PLC	2,865,095	8,735,315
WPP PLC	241,878	5,041,103

		119,640,572

United States — 0.7%
QIAGEN NV*	13,810	300,953
Shire PLC	82,071	5,070,643

		5,371,596

TOTAL COMMON STOCKS (cost $745,243,380)		721,555,801

EXCHANGE TRADED FUND — 1.5%
iShares MSCI EAFE ETF (cost $11,906,559)	208,039	11,610,657

PREFERRED STOCK — 0.7%
Germany
Volkswagen AG (PRFC) (cost $6,440,938)	40,913	4,955,418

TOTAL LONG-TERM INVESTMENTS (cost $763,590,877)		738,121,876

SHORT-TERM INVESTMENTS — 0.9%
AFFILIATED MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost 6,183,310; includes $2,256,469 of cash collateral for securities on loan)(b)(w)(Note 4)	6,183,310	6,183,310

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.185%	09/15/16	250	$249,893
0.270%	09/15/16	800	799,656

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,049,446)			1,049,549

TOTAL SHORT-TERM INVESTMENTS (cost $7,232,756)			7,232,859

TOTAL INVESTMENTS — 99.1% (cost $770,823,633)			745,354,735
Other assets in excess of liabilities(z) — 0.9%			6,513,517

NET ASSETS — 100.0%			$751,868,252

See the Glossary for abbreviation used in semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,173,100; cash collateral of $2,256,469 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
170	Mini MSCI EAFE Index	Sep. 2016	$13,758,950	$13,729,200	$(29,750)

U.S. Treasury Obligations with a market value of $849,634 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$46,722,201	$—
Austria	—	6,130,039	—
Belgium	—	3,552,176	—
Denmark	—	18,983,945	—
Finland	—	14,375,970	—
France	—	74,623,239	—
Germany	—	62,886,318	—
Hong Kong	300,118	25,536,675	—
Ireland	—	4,655,643	—
Israel	4,111,488	6,027,321	—
Italy	—	7,003,733	—
Japan	277,671	170,951,749	—
Netherlands	4,622,060	30,226,927	—
New Zealand	—	4,856,781	—
Norway	—	6,173,019	—
Portugal	—	2,996,626	—
Singapore	—	9,082,736	—
Spain	—	14,621,300	—
Sweden	—	17,405,064	—
Switzerland	—	60,420,834	—
United Kingdom	2,825,707	116,814,865	—
United States	5,070,643	300,953	—
Exchange Traded Fund	11,610,657	—	—
Preferred Stock
Germany	—	4,955,418	—
U.S. Treasury Obligations	—	1,049,549	—
Affiliated Mutual Fund	6,183,310	—	—
Other Financial Instruments*
Futures Contracts	(29,750)	—	—

Total	$34,971,904	$710,353,081	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	9.5%
Pharmaceuticals	9.3
Oil, Gas & Consumable Fuels	5.3
Insurance	4.9
Food Products	3.2
Automobiles	3.2
Diversified Telecommunication Services	3.1
Tobacco	2.9
Real Estate Investment Trusts (REITs)	2.9
Chemicals	2.8
Metals & Mining	2.6
Food & Staples Retailing	2.4
Electric Utilities	2.3
Beverages	2.3
Wireless Telecommunication Services	2.2
Capital Markets	2.0
Construction & Engineering	1.9
Road & Rail	1.8
Real Estate Management & Development	1.8
Industrial Conglomerates	1.7
Media	1.7
Electrical Equipment	1.7
Household Durables	1.7
Exchange Traded Fund	1.5
Auto Components	1.5
IT Services	1.4
Semiconductors & Semiconductor Equipment	1.4
Machinery	1.3
Health Care Providers & Services	1.3

Hotels, Restaurants & Leisure	1.3%
Household Products	1.2
Multi-Utilities	1.0
Personal Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Trading Companies & Distributors	0.9
Biotechnology	0.9
Software	0.9
Electronic Equipment, Instruments & Components	0.9
Affiliated Mutual Fund (0.3% represents investments purchased with collateral from securities on loan)	0.8
Specialty Retail	0.8
Airlines	0.8
Paper & Forest Products	0.7
Building Products	0.7
Transportation Infrastructure	0.7
Diversified Financial Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Leisure Products	0.6
Professional Services	0.4
Commercial Services & Supplies	0.3
Internet Software & Services	0.3
Aerospace & Defense	0.3
Construction Materials	0.2
Air Freight & Logistics	0.2
Gas Utilities	0.2
U.S. Treasury Obligations	0.1
Containers & Packaging	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker —variation margin futures	$29,750	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$(775)	$32,054	$31,279

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Total
Equity contracts	$(284)	$(177,350)	$(177,634)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average value at trade date for futures long positions was $11,831,817.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value, including securities on loan of $2,173,100:
Unaffiliated investments (cost $764,640,323)	$739,171,425
Affiliated investments (cost $6,183,310)	6,183,310
Foreign currency, at value (cost $3,516,144)	3,513,489
Tax reclaim receivable	1,979,503
Dividends receivable	1,976,079
Receivable for investments sold	1,765,282
Due from broker-variation margin futures	200,600
Receivable from affiliate	44,834
Receivable for fund share sold	4,078
Prepaid expenses	1,009

Total Assets	754,839,609

LIABILITIES:
Payable to broker for collateral for securities on loan	2,256,469
Payable for investments purchased	268,124
Advisory fees payable	185,707
Accrued expenses and other liabilities	167,427
Payable for fund share repurchased	72,973
Distribution fee payable	20,315
Affiliated transfer agent fee payable	342

Total Liabilities	2,971,357

NET ASSETS	$751,868,252

Net assets were comprised of:
Paid-in capital	$788,043,285
Retained earnings	(36,175,033)

Net assets, June 30, 2016	$751,868,252

Net asset value and redemption price per share, $751,868,252 / 76,680,744 outstanding shares of beneficial interest	$9.81

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $1,948,682, of which $156,942 is reimbursable by an affiliate)	$16,838,272
Affiliated income from securities lending, net	384,991
Affiliated dividend income	18,011

17,241,274

EXPENSES
Advisory fees	2,718,264
Distribution fee	939,924
Custodian and accounting fees	196,000
Audit fee	23,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,229
Miscellaneous	21,649

Total expenses	3,927,066
Less: advisory fee waivers and/or expense reimbursement	(184,939)

Net expenses	3,742,127

NET INVESTMENT INCOME (LOSS)	13,499,147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(29,880,406)
Futures transactions	32,054
Foreign currency transactions	51,052

(29,797,300)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,572,499)
Futures	(177,350)
Foreign currencies	(63,520)

(16,813,369)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(46,610,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,111,522)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ending June 30, 2016	January 5, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$13,499,147	$18,043,220
Net realized gain (loss) on investment and foreign currency transactions	(29,797,300)	(12,313,662)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,813,369)	(8,793,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,111,522)	(3,063,511)

FUND SHARE TRANSACTIONS:
Fund share sold [5,030,426 and 89,568,076 shares, respectively]	48,292,004	918,854,901
Fund share repurchased [9,332,878 and 8,584,880 shares, respectively]	(88,388,758)	(90,731,685)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(40,096,754)	828,123,216

CAPITAL CONTRIBUTIONS (NOTE 4)	16,823	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,191,453)	825,059,705
NET ASSETS:
Beginning of period	825,059,705	—

End of period.	$751,868,252	$825,059,705

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.9%		Value (Note 2)
COMMON STOCKS — 75.6%	Shares
Aerospace & Defense — 1.2%
Airbus Group SE (France)	1,088	$62,364
Astrotech Corp.*	1,332	2,251
B/E Aerospace, Inc.	22	1,016
Boeing Co. (The)	1,057	137,273
Cobham PLC (United Kingdom)	11,101	23,388
Dassault Aviation SA (France)	23	22,791
KLX, Inc.*	244	7,564
LIG Nex1 Co. Ltd. (South Korea)	95	8,073
Northrop Grumman Corp.	48	10,669
Raytheon Co.	20	2,719
Rockwell Collins, Inc.	464	39,505
Rolls-Royce Holdings PLC (United Kingdom)*	1,759	16,790
Rolls-Royce Holdings PLC Entitlement Shares (United Kingdom)*	101,388	135
Safran SA (France)	418	28,149
TASER International, Inc.*	213	5,299
Textron, Inc.	151	5,521
United Technologies Corp.	400	41,020

		414,527

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	98	7,277
FedEx Corp.	167	25,347
Hyundai Glovis Co. Ltd. (South Korea)	11	1,648
United Parcel Service, Inc. (Class B Stock)	. 257	27,684
XPO Logistics, Inc.*	183	4,806

		66,762

Airlines — 0.4%
Air Arabia PJSC (United Arab Emirates)	17,527	6,270
Alaska Air Group, Inc.	233	13,582
American Airlines Group, Inc.	2,254	63,811
Delta Air Lines, Inc.	324	11,803
easyJet PLC (United Kingdom)	692	10,056
Flybe Group PLC (United Kingdom)*	3,722	1,970
JetBlue Airways Corp.*	296	4,902
Ryanair Holdings PLC (Ireland), ADR	188	13,074
Spirit Airlines, Inc.*	80	3,590
United Continental Holdings, Inc.*	525	21,546

		150,604

Auto Components — 0.8%
Cie Automotive SA (Spain)	235	3,957
Delphi Automotive PLC (United Kingdom)	205	12,833
Dometic Group AB (Sweden), 144A*	783	5,187
GKN PLC (United Kingdom)	4,085	14,769
Hyundai Mobis Co. Ltd. (South Korea)	116	25,520
Johnson Controls, Inc.	2,006	88,786
Koito Manufacturing Co. Ltd. (Japan)	600	27,627
Leoni AG (Germany)	601	16,509
Minth Group Ltd. (China)	2,000	6,458
Musashi Seimitsu Industry Co. Ltd. (Japan)	. 400	7,824
Nifco, Inc. (Japan)	200	10,486
Nippon Seiki Co. Ltd. (Japan)	1,000	16,307
Press Kogyo Co. Ltd. (Japan)	2,100	6,975
S&T Motiv Co. Ltd. (South Korea)	85	4,822
Stanley Electric Co. Ltd. (Japan)	900	19,221

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)*(g)	2,000	$4,245

		271,526

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	15,800	8,907
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A(g)	3,000	2,116
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	2,000	2,108
Ferrari NV (Italy)	23	941
Honda Motor Co. Ltd. (Japan)	1,500	37,628
Hyundai Motor Co. (South Korea)	80	9,463
Mitsubishi Motors Corp. (Japan)	2,400	11,079
Suzuki Motor Corp. (Japan)	500	13,539
Tata Motors Ltd. (India), ADR*	479	16,607
Tesla Motors, Inc.*	224	47,551

		149,939

Banks — 4.0%
Ashikaga Holdings Co. Ltd. (Japan)	1,800	5,775
Axis Bank Ltd. (India), GDR, RegS	1,063	41,244
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,439	19,704
Banco Santander Chile (Chile), ADR	305	5,908
Bank Central Asia Tbk PT (Indonesia)	34,200	34,629
Bank of the Ryukyus Ltd. (Japan)	400	3,983
BankUnited, Inc.	141	4,332
Barclays PLC (United Kingdom), ADR	212	1,611
BDO Unibank, Inc. (Philippines)	2,100	5,017
BNC Bancorp	293	6,654
BNP Paribas SA (France)	488	21,402
Boston Private Financial Holdings, Inc.	925	10,897
CIT Group, Inc.	273	8,711
Citigroup, Inc.	3,033	128,569
Danske Bank A/S (Denmark)	1,152	30,321
DNB ASA (Norway)	2,417	28,931
East West Bancorp, Inc.	42	1,436
Erste Group Bank AG (Austria)*	757	17,235
Farmers Capital Bank Corp.	425	11,624
Fifth Third Bancorp	1,638	28,812
First Gulf Bank PJSC (United Arab Emirates)	1,159	3,984
First Internet Bancorp	393	9,361
First Niagara Financial Group, Inc.	1,276	12,428
First Republic Bank	218	15,258
Grupo Aval Acciones y Valores SA (Colombia), ADR	460	3,703
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	4,190	38,087
HDFC Bank Ltd. (India), ADR	776	51,488
Home BancShares, Inc.	363	7,184
ICICI Bank Ltd. (India), ADR	1,695	12,170
ING Groep NV (Netherlands), CVA	5,767	59,665
JPMorgan Chase & Co.	4,277	265,773
Kasikornbank PCL (Thailand), NVDR	1,900	9,226
KeyCorp	2,549	28,166
Lloyds Banking Group PLC (United Kingdom)	69,818	50,569
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,000	13,449

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
National Bank of Canada (Canada)	553	$18,915
Popular, Inc. (Puerto Rico)	149	4,366
Preferred Bank	214	6,179
Republic First Bancorp, Inc.*	1,685	7,262
Royal Bank of Scotland Group PLC (United Kingdom)*	17,105	38,763
Sberbank of Russia PJSC (Russia), ADR	2,287	19,920
Signature Bank*	103	12,867
Standard Chartered PLC (United Kingdom)	2,019	15,318
SVB Financial Group*	30	2,855
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,450	54,025
TCF Financial Corp.	957	12,106
Turkiye Garanti Bankasi A/S (Turkey)	8,898	23,503
United Overseas Bank Ltd. (Singapore)	1,600	22,045
US Bancorp	1,404	56,623
Webster Financial Corp.	20	679
Wells Fargo & Co.	1,465	69,338

		1,362,070

Beverages — 0.7%
AMBEV SA (Brazil), ADR	600	3,546
Anheuser-Busch InBev NV (Belgium)	104	13,753
Baron de Ley (Spain)*	32	3,477
Coca-Cola Co. (The)	309	14,007
Constellation Brands, Inc. (Class A Stock)	82	13,563
Diageo PLC (United Kingdom)	1,329	37,127
Molson Coors Brewing Co. (Class B Stock)	55	5,562
Monster Beverage Corp.*	31	4,982
PepsiCo, Inc.	1,043	110,495
SABMiller PLC (United Kingdom) (XJSE)	263	15,215
SABMiller PLC (United Kingdom) (XLON)	341	19,887

		241,614

Biotechnology — 1.3%
Abcam PLC (United Kingdom)	1,195	12,311
ACADIA Pharmaceuticals, Inc.*	128	4,155
Alexion Pharmaceuticals, Inc.*	381	44,486
Alkermes PLC*	109	4,711
Alnylam Pharmaceuticals, Inc.*	101	5,604
Anavex Life Sciences Corp.*	416	2,542
Biogen, Inc.*	111	26,842
BioMarin Pharmaceutical, Inc.*	139	10,814
Bluebird Bio, Inc.*	72	3,117
Celgene Corp.*	566	55,825
Cepheid*	203	6,242
CSL Ltd. (Australia)	166	13,999
Eagle Pharmaceuticals, Inc.*	75	2,909
Genus PLC (United Kingdom)	103	2,150
Gilead Sciences, Inc.	393	32,784
Grifols SA (Spain)	390	8,859
Grifols SA (Spain), ADR	1,564	26,072
Incyte Corp.*	180	14,396
Ionis Pharmaceuticals, Inc.*	125	2,911
Juno Therapeutics, Inc.*	62	2,383
Medivation, Inc.*	100	6,030
Neurocrine Biosciences, Inc.*	73	3,318
Radius Health, Inc.*	83	3,050
Recro Pharma, Inc.*	487	3,872
Regeneron Pharmaceuticals, Inc.*	46	16,065

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Seattle Genetics, Inc.*	171	$6,910
Shire PLC	636	39,294
Shire PLC, ADR	123	22,642
United Therapeutics Corp.*	80	8,474
Vertex Pharmaceuticals, Inc.*	509	43,784

		436,551

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	945	19,441
Kingspan Group PLC (Ireland)	57	1,233
Lindab International AB (Sweden)	559	4,304
Masco Corp.	314	9,715
Polypipe Group PLC (United Kingdom)	1,604	5,560
Reliance Worldwide Corp. Ltd. (Australia)*	883	2,035
Sanwa Holdings Corp. (Japan)	1,300	11,817
Tarkett SA (France)	150	4,890
Tyman PLC (United Kingdom)	1,090	3,639
Volution Group PLC (United Kingdom)	3,087	5,747

		68,381

Capital Markets — 2.6%
Ameriprise Financial, Inc.	1,068	95,960
Avanza Bank Holding AB (Sweden)	207	7,954
Banca Generali SpA (Italy)	194	3,888
Bank of New York Mellon Corp. (The)	4,595	178,516
BlackRock, Inc.	126	43,159
BT Investment Management Ltd. (Australia)	908	5,402
Charles Schwab Corp. (The)	352	8,909
Credit Suisse Group AG (Switzerland)*	2,207	23,510
E*Trade Financial Corp.*	418	9,819
GAM Holding AG (Switzerland)*	1,795	19,162
Intermediate Capital Group PLC (United Kingdom)	740	4,848
Intertrust NV (Netherlands), 144A*	323	7,209
Investec PLC (South Africa)	4,738	29,450
IP Group PLC (United Kingdom)*	1,644	3,108
Julius Baer Group Ltd. (Switzerland)*	645	25,960
Jupiter Fund Management PLC (United Kingdom)	941	4,621
Morgan Stanley	6,167	160,219
Northern Trust Corp.	310	20,541
Partners Group Holding AG (Switzerland)	37	15,857
Rathbone Brothers PLC (United Kingdom)	126	2,968
Raymond James Financial, Inc.	247	12,177
Saigon Securities, Inc. (Vietnam)*	3,773	3,530
SEI Investments Co.	236	11,354
State Street Corp.	1,665	89,777
TD Ameritrade Holding Corp.	3,251	92,572
Vostok New Ventures Ltd. (Sweden), SDR*	617	3,459
Waddell & Reed Financial, Inc. (Class A Stock)	299	5,149

		889,078

Chemicals — 1.8%
Agrium, Inc. (Canada)	60	5,425
Air Liquide SA (France)	160	16,669
Air Products & Chemicals, Inc.	98	13,920
Air Water, Inc. (Japan)	1,000	14,714
Akzo Nobel NV (Netherlands)	47	2,920
Ashland, Inc.	737	84,585

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Calgon Carbon Corp.	411	$5,405
Celanese Corp. (Class A Stock)	227	14,857
CF Industries Holdings, Inc.	270	6,507
Chugoku Marine Paints Ltd. (Japan)	1,000	6,143
Croda International PLC (United Kingdom)	108	4,534
Dow Chemical Co. (The)	425	21,127
E.I. du Pont de Nemours & Co.	326	21,125
Ecolab, Inc.	128	15,181
Flotek Industries, Inc.*	160	2,112
Fufeng Group Ltd. (China)(g)	16,000	4,447
GCP Applied Technologies, Inc.*	141	3,672
Incitec Pivot Ltd. (Australia)	7,575	17,016
Ingevity Corp.*	27	919
International Flavors & Fragrances, Inc.	14	1,765
JSR Corp. (Japan)	1,500	19,865
Kansai Paint Co. Ltd. (Japan)	300	6,057
Koninklijke DSM NV (Netherlands)	563	32,480
Linde AG (Germany)	183	25,499
LyondellBasell Industries NV (Class A Stock)	104	7,740
Monsanto Co.	48	4,964
Nihon Parkerizing Co. Ltd. (Japan)	900	9,468
Nippon Shokubai Co. Ltd. (Japan)	200	11,503
Nippon Soda Co. Ltd. (Japan)	1,000	4,032
Nissan Chemical Industries Ltd. (Japan)	200	5,835
PolyOne Corp.	60	2,114
PPG Industries, Inc.	116	12,081
Praxair, Inc.	232	26,074
RPM International, Inc.	1,418	70,829
Sherwin-Williams Co. (The)	110	32,304
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,000	5,571
Syngenta AG (Switzerland)	87	33,395
Taiyo Holdings Co. Ltd. (Japan)	200	6,188
Umicore SA (Belgium)	56	2,893
Victrex PLC (United Kingdom)	894	18,099
WR Grace & Co.	97	7,101

		607,135

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.*	759	2,952
Brambles Ltd. (Australia)	2,104	19,644
Copart, Inc.*	20	980
Downer EDI Ltd. (Australia)	6,877	19,750
Edenred (France)	272	5,570
Healthcare Services Group, Inc.	345	14,276
KAR Auction Services, Inc.	320	13,357
PayPoint PLC (United Kingdom)	153	1,848
Prosegur Cia de Seguridad SA (Spain)	612	3,688
Rollins, Inc.	40	1,171
Serco Group PLC (United Kingdom)*	4,951	7,368
Tyco International PLC	2,136	90,994
Waste Connections, Inc. (Canada)	20	1,441

		183,039

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	632	5,802
Cisco Systems, Inc.	3,392	97,316
Harris Corp.	209	17,439
Juniper Networks, Inc.	1,801	40,504

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Lumentum Holdings, Inc.*	135	$3,267
Palo Alto Networks, Inc.*	64	7,849
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,307	17,724
Viavi Solutions, Inc.*	673	4,462

		194,363

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	198	6,857
Dycom Industries, Inc.*	75	6,732
SPIE SA (France)	236	4,195
Valmont Industries, Inc.	10	1,353

		19,137

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	2,500	6,053
China National Building Material Co. Ltd. (China) (Class H Stock)	6,000	2,639
Fletcher Building Ltd. (New Zealand)	3,399	20,907
James Hardie Industries PLC (Ireland)	732	11,337
Martin Marietta Materials, Inc.	157	30,144
Siam Cement PCL (The) (Thailand), NVDR	400	5,434
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,000	4,291
Vulcan Materials Co.	110	13,240

		94,045

Consumer Finance — 0.2%
Ally Financial, Inc.*	644	10,993
American Express Co.	319	19,382
Credit Saison Co. Ltd. (Japan)	2,000	33,597
Credito Real SAB de CV (Mexico)	1,402	2,684

		66,656

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	2,563	28,817
Ball Corp.	803	58,049
Bemis Co., Inc.	130	6,694
Berry Plastics Group, Inc.*	214	8,314
Crown Holdings, Inc.*	216	10,945
Graphic Packaging Holding Co.	350	4,389
Huhtamaki OYJ (Finland)	153	6,349
International Paper Co.	1,280	54,246
Intertape Polymer Group, Inc. (Canada)	100	1,632
Orora Ltd. (Australia)	1,164	2,417
Packaging Corp. of America	165	11,043
Vidrala SA (Spain)	63	3,667
WestRock Co.	166	6,452

		203,014

Distributors
Paltac Corp. (Japan)	200	4,061
Weyco Group, Inc.	198	5,500

		9,561

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,000	23,476
Service Corp. International	199	5,381
ServiceMaster Global Holdings, Inc.*	253	10,069
Silver Run Acquisition Corp.*	155	1,547

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services (continued)
TAL Education Group (China), ADR*	177	$10,985

		51,458

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	2,714	18,628
Bursa Malaysia Bhd (Malaysia)(g)	1,900	4,034
CBOE Holdings, Inc.	283	18,853
CME Group, Inc.	43	4,188
FirstRand Ltd. (South Africa)	2,832	8,643
GT Capital Holdings, Inc. (Philippines)	200	6,148
Intercontinental Exchange, Inc.	181	46,329
Japan Securities Finance Co. Ltd. (Japan)	1,400	5,307
OzForex Group Ltd. (Australia)	2,144	3,738
S&P Global, Inc.	238	25,528

		141,396

Diversified Telecommunication Services — 0.7%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	11,430	22,642
Iliad SA (France)	50	10,093
Nippon Telegraph & Telephone Corp. (Japan)	2,400	112,548
SBA Communications Corp. (Class A Stock)*	124	13,385
TDC A/S (Denmark)	2,538	12,437
Telecom Italia SpA (Italy)*	27,262	17,540
Telefonica Deutschland Holding AG (Germany)	6,782	27,936
Telefonica SA (Spain)	3,469	32,934

		249,515

Electric Utilities — 1.5%
American Electric Power Co., Inc.	787	55,161
Edison International	945	73,398
EDP - Energias do Brasil SA (Brazil)	7,200	30,528
EDP - Energias do Brasil SA (Brazil)*	1,367	5,736
El Paso Electric Co.	261	12,337
Endesa SA (Spain)	521	10,454
Exelon Corp.	2,806	102,026
FirstEnergy Corp.	1,499	52,330
ITC Holdings Corp.	295	13,812
PG&E Corp.	1,744	111,476
PNM Resources, Inc.	60	2,126
Portland General Electric Co.	40	1,765
Red Electrica Corp. SA (Spain)	16	1,430
SSE PLC (United Kingdom)	1,313	27,328

		499,907

Electrical Equipment — 0.4%
Eaton Corp. PLC	61	3,644
Energy Focus, Inc.*	322	2,009
Kendrion NV (Netherlands)	172	4,431
Legrand SA (France)	27	1,382
Mitsubishi Electric Corp. (Japan)	4,000	47,753
Prysmian SpA (Italy)	849	18,635
Schneider Electric SE (France)	789	46,031
Sensata Technologies Holding NV*	237	8,269
Ushio, Inc. (Japan)	400	4,699

		136,853

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	261	$11,249
Delta Electronics, Inc. (Taiwan)	1,052	5,133
FEI Co.	110	11,757
Hexagon AB (Sweden) (Class B Stock)	841	30,777
Horiba Ltd. (Japan)	100	4,400
Ingram Micro, Inc. (Class A Stock)	239	8,312
Keysight Technologies, Inc.*	956	27,810
Kyocera Corp. (Japan)	900	42,825
LRAD Corp.	2,359	4,223
Nippon Ceramic Co. Ltd. (Japan)	300	5,644
Oxford Instruments PLC (United Kingdom)	715	6,774
Pure Technologies Ltd. (Canada)	80	365
Renishaw PLC (United Kingdom)	115	3,348
Sunny Optical Technology Group Co. Ltd. (China)	1,000	3,521
TE Connectivity Ltd. (Switzerland)	770	43,975
Trimble Navigation Ltd.*	30	731
Venture Corp. Ltd. (Singapore)	700	4,303
Zebra Technologies Corp. (Class A Stock)*	92	4,609

		219,756

Energy Equipment & Services — 0.4%
Aker Solutions ASA (Norway)*	1,207	5,176
Baker Hughes, Inc.	519	23,422
Dril-Quip, Inc.*	80	4,674
FMC Technologies, Inc.*	160	4,267
Frank’s International NV	100	1,461
Halliburton Co.	121	5,480
John Wood Group PLC (United Kingdom)	346	3,185
Nabors Industries Ltd.	594	5,970
Oceaneering International, Inc.	329	9,824
RPC, Inc.*	300	4,659
SBM Offshore NV (Netherlands)	317	3,674
Schlumberger Ltd.	220	17,398
Subsea 7 SA (United Kingdom)*	1,192	11,717
Superior Energy Services, Inc.	389	7,161
Tenaris SA (Luxembourg)	328	4,741
Tenaris SA (Luxembourg), ADR	321	9,258
Tesco Corp.	130	870

		122,937

Food & Staples Retailing — 1.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	200	8,589
BIM Birlesik Magazalar A/S (Turkey)	496	9,673
Booker Group PLC (United Kingdom)	1,112	2,575
Costco Wholesale Corp.	164	25,755
CP ALL PCL (Thailand)	12,900	18,447
CVS Health Corp.	225	21,541
Delhaize Group (Belgium)	399	42,148
GS Retail Co. Ltd. (South Korea)	102	4,850
Koninklijke Ahold NV (Netherlands)	598	13,205
Kroger Co. (The)	31	1,140
Magnit PJSC (Russia), GDR, RegS	641	21,294
Majestic Wine PLC (United Kingdom)*	994	5,243
PriceSmart, Inc.	95	8,889
Raia Drogasil SA (Brazil)	505	9,980
Rite Aid Corp.*	986	7,385
Seven & I Holdings Co. Ltd. (Japan)	600	25,157
Shoprite Holdings Ltd. (South Africa)	950	10,760

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Sprouts Farmers Market, Inc.*	216	$4,946
Walgreens Boots Alliance, Inc.	2,106	175,367
Wal-Mart de Mexico SAB de CV (Mexico)	5,300	12,750
Wal-Mart Stores, Inc.	628	45,857

		475,551

Food Products — 1.7%
BRF SA (Brazil)	182	2,541
Bunge Ltd.	416	24,606
Calbee, Inc. (Japan)	100	4,184
China Mengniu Dairy Co. Ltd. (China)	15,000	26,241
CJ CheilJedang Corp. (South Korea)	16	5,419
ConAgra Foods, Inc.	887	42,407
Edita Food Industries SAE (Egypt), GDR, 144A	158	1,138
Edita Food Industries SAE (Egypt), GDR, RegS	432	3,110
Emmi AG (Switzerland)*	7	4,268
Flowers Foods, Inc.	458	8,587
General Mills, Inc.	382	27,244
Grupo Lala SAB de CV (Mexico)	1,002	2,209
Hain Celestial Group, Inc. (The)*	192	9,552
Ingredion, Inc.	298	38,564
Kraft Heinz Co. (The)	33	2,920
Mayora Indah Tbk PT (Indonesia)(g)	2,700	7,959
McCormick & Co., Inc.	187	19,947
Mondelez International, Inc. (Class A Stock)	1,054	47,968
Nestle SA (Switzerland)	1,084	83,986
Post Holdings, Inc.*	55	4,548
Qinqin Foodstuffs Group Cayman Co. Ltd. (China)*	300	377
TreeHouse Foods, Inc.*	10	1,027
Tyson Foods, Inc. (Class A Stock)	2,636	176,058
Uni-President Enterprises Corp. (Taiwan)	8,507	16,802
Universal Robina Corp. (Philippines)	2,590	11,487
Want Want China Holdings Ltd. (China)	3,000	2,124

		575,273

Gas Utilities — 0.4%
Atmos Energy Corp.	684	55,623
Enagas SA (Spain)	749	22,882
Gas Natural SDG SA (Spain)	891	17,711
National Fuel Gas Co.	188	10,693
ONE Gas, Inc.	30	1,998
WGL Holdings, Inc.	169	11,964

		120,871

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	678	26,652
Align Technology, Inc.*	179	14,418
Ambu A/S (Denmark) (Class B Stock)	266	11,009
Becton, Dickinson and Co.	1,037	175,865
BioMerieux (France)	33	4,471
Cochlear Ltd. (Australia)	103	9,398
Cooper Cos., Inc. (The)	135	23,162
DENTSPLY SIRONA, Inc.	762	47,275
DexCom, Inc.*	157	12,455
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,980	14,226
GN Store Nord A/S (Denmark)	691	12,482

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Hologic, Inc.*	520	$17,992
IDEXX Laboratories, Inc.*	26	2,414
Intuitive Surgical, Inc.*	80	52,913
LivaNova PLC ((XLON))*	65	3,217
LivaNova PLC ((XNGS))*	343	17,229
Medtronic PLC	2,170	188,291
Nakanishi, Inc. (Japan)	100	2,944
Nikkiso Co. Ltd. (Japan)	700	4,526
Olympus Corp. (Japan)	500	18,671
Osstem Implant Co. Ltd. (South Korea)*	102	6,948
ResMed, Inc.	172	10,876
Smith & Nephew PLC (United Kingdom)	1,074	18,238
Stryker Corp.	714	85,559
Teleflex, Inc.	20	3,546
West Pharmaceutical Services, Inc.	195	14,797
Wright Medical Group NV*	263	4,568

		804,142

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*	130	7,202
Aetna, Inc.	1,113	135,931
AmerisourceBergen Corp.	153	12,136
Amsurg Corp.*	79	6,126
Anthem, Inc.	705	92,595
Brookdale Senior Living, Inc.*	270	4,169
Cardinal Health, Inc.	162	12,638
Centene Corp.*	83	5,924
Cigna Corp.	227	29,054
Community Health Systems, Inc.*	173	2,085
Envision Healthcare Holdings, Inc.*	147	3,729
Fresenius Medical Care AG & Co. KGaA (Germany)	82	7,143
Fresenius SE & Co. KGaA (Germany)	464	34,094
Georgia Healthcare Group PLC (Georgia), 144A*(g)	1,605	6,184
HCA Holdings, Inc.*	1,160	89,332
Henry Schein, Inc.*	94	16,619
Humana, Inc.	106	19,067
Integrated Diagnostics Holdings PLC (Egypt), 144A	635	2,508
McCarthy & Stone PLC (United Kingdom), 144A	1,671	3,817
McKesson Corp.	599	111,803
Miraca Holdings, Inc. (Japan)	600	26,021
Molina Healthcare, Inc.*	33	1,647
Odontoprev SA (Brazil)	700	2,892
Primary Health Care Ltd. (Australia)	4,387	13,067
Quorum Health Corp.*	267	2,860
UnitedHealth Group, Inc.	1,266	178,759
WellCare Health Plans, Inc.*	92	9,870

		837,272

Health Care Technology
athenahealth, Inc.*	66	9,109
IMS Health Holdings, Inc.*	235	5,960

		15,069

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.	533	9,525
Carnival Corp.	778	34,388

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.*	19	$7,652
Compass Group PLC (United Kingdom)	999	19,006
Denny’s Corp.*	1,035	11,106
Hilton Worldwide Holdings, Inc.	3,418	77,008
Jack in the Box, Inc.	10	859
Las Vegas Sands Corp.	1,148	49,927
Marriott International, Inc. (Class A Stock)	755	50,177
McDonald’s Corp.	126	15,163
MGM Resorts International*	2,041	46,188
Nathan’s Famous, Inc.*	135	6,007
Norwegian Cruise Line Holdings Ltd.*	1,521	60,597
Paddy Power Betfair PLC (Ireland)	59	6,201
Royal Caribbean Cruises Ltd.	297	19,944
Skylark Co. Ltd. (Japan)	600	7,605
Starbucks Corp.	748	42,726
Telepizza Group SA (Spain), 144A*	512	3,182
Vail Resorts, Inc.	20	2,765
William Hill PLC (United Kingdom)	6,323	21,780
Yum! Brands, Inc.	37	3,068

		494,874

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	3,753	3,998
DFS Furniture PLC (United Kingdom)	1,676	4,668
Haier Electronics Group Co. Ltd. (Hong Kong)	3,000	4,584
Harman International Industries, Inc.	100	7,182
Lennar Corp. (Class A Stock)	212	9,773
MDC Holdings, Inc.	346	8,422
Persimmon PLC (United Kingdom)	266	5,158
Skyline Corp.*	375	3,525
Techtronic Industries Co. Ltd. (Hong Kong)	500	2,088
Tempur Sealy International, Inc.*	356	19,694
UCP, Inc. (Class A Stock)*	653	5,237
Whirlpool Corp.	96	15,997

		90,326

Household Products — 0.3%
Colgate-Palmolive Co.	188	13,762
Procter & Gamble Co. (The)	692	58,592
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,063	34,155

		106,509

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	4,412	55,062
Calpine Corp.*	576	8,496
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	5,000	4,174
Dynegy, Inc.*	208	3,586
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	3,347
NRG Energy, Inc.	1,237	18,543

		93,208

Industrial Conglomerates — 2.4%
Beijing Enterprises Holdings Ltd. (China)	1,000	5,669
Carlisle Cos., Inc.	17	1,797
CK Hutchison Holdings Ltd. (Hong Kong)	6,736	74,099
Danaher Corp.	2,731	275,831
DCC PLC (United Kingdom)	131	11,528

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
Fosun International Ltd. (China)	2,000	$2,601
General Electric Co.	10,063	316,783
Jardine Matheson Holdings Ltd. (Hong Kong)	400	23,324
Koninklijke Philips NV (Netherlands)	239	5,936
Roper Technologies, Inc.	529	90,226
SM Investments Corp. (Philippines)	485	10,027

		817,821

Insurance — 3.2%
AIA Group Ltd. (Hong Kong)	22,600	135,910
American International Group, Inc.	665	35,172
AON PLC	468	51,120
Aviva PLC (United Kingdom)	11,781	62,101
China Life Insurance Co. Ltd. (Taiwan)	1,620	1,261
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	600	2,033
CHUBB Ltd.	413	53,983
CNA Financial Corp.	449	14,108
CNO Financial Group, Inc.	675	11,785
Direct Line Insurance Group PLC (United Kingdom)	5,651	26,126
First American Financial Corp.	347	13,956
FNF Group	324	12,150
Genworth Financial, Inc. (Class A Stock)*	1,096	2,828
Korean Reinsurance Co. (South Korea)	443	4,713
Markel Corp.*	18	17,150
Marsh & McLennan Cos., Inc.	2,651	181,487
MetLife, Inc.	1,362	54,248
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	45	7,546
Old Republic International Corp.	407	7,851
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	3,500	15,507
Prudential PLC (United Kingdom)	1,388	23,553
QBE Insurance Group Ltd. (Australia)	1,150	9,085
RenaissanceRe Holdings Ltd. (Bermuda)*	45	5,285
RSA Insurance Group PLC (United Kingdom)	5,931	39,752
Sampo OYJ (Finland) (Class A Stock)	676	27,646
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	71	16,307
Sanlam Ltd. (South Africa)	2,107	8,704
Tokio Marine Holdings, Inc. (Japan)	2,200	73,240
Unico American Corp.*	505	5,585
Willis Towers Watson PLC	42	5,221
XL Group PLC (Ireland)	2,990	99,597
Zurich Insurance Group AG (Switzerland)*	265	65,556

		1,090,566

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.*	581	415,775
Ctrip.com International Ltd. (China), ADR*	628	25,874
Expedia, Inc.	54	5,740
Interpark Corp. (South Korea)(g)	284	4,090
JD.com, Inc. (China), ADR*	533	11,316
Netflix, Inc.*	596	54,522
Priceline Group, Inc. (The)*	186	232,204
Takkt AG (Germany)	224	4,400
Vipshop Holdings Ltd. (China), ADR*	433	4,837

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
Yoox Net-A-Porter Group SpA (Italy)*	399	$9,260

		768,018

Internet Software & Services — 3.1%
58.com, Inc. (China), ADR*	199	9,132
AfreecaTV Co. Ltd. (South Korea)	272	7,012
Alibaba Group Holding Ltd. (China), ADR*	990	78,735
Alphabet, Inc. (Class A Stock)*	129	90,755
Alphabet, Inc. (Class C Stock)*	305	211,091
Baidu, Inc. (China), ADR*	357	58,959
CoStar Group, Inc.*	10	2,187
Facebook, Inc. (Class A Stock)*	2,022	231,074
Just Eat PLC (United Kingdom)*	1,680	9,590
Kakaku.com, Inc. (Japan)	300	5,961
LinkedIn Corp. (Class A Stock)*	76	14,383
Mail.Ru Group Ltd. (Russia), GDR, RegS*	264	4,805
MercadoLibre, Inc. (Argentina)	252	35,449
NAVER Corp. (South Korea)	52	32,215
Rackspace Hosting, Inc.*	195	4,068
Scout24 AG (Germany), 144A*	403	14,980
Shopify, Inc. (Canada)*	100	3,077
Tencent Holdings Ltd. (China)	7,700	176,635
Twitter, Inc.*	405	6,849
VeriSign, Inc.*	241	20,837
Yahoo! Japan Corp. (Japan)	6,600	29,267
Yandex NV (Russia) (Class A Stock)*	148	3,234
Zillow Group, Inc. (Class A Stock)*	128	4,691
Zillow Group, Inc. (Class C Stock)*	176	6,385

		1,061,371

IT Services — 2.4%
Accenture PLC (Class A Stock)	469	53,133
Altran Technologies SA (France)*	488	6,465
Amadeus IT Holding SA (Spain) (Class A Stock)	933	41,107
Automatic Data Processing, Inc.	499	45,843
Black Knight Financial Services, Inc. (Class A Stock)*	280	10,528
Booz Allen Hamilton Holding Corp.	492	14,583
Cognizant Technology Solutions Corp. (Class A Stock)*	53	3,034
CoreLogic, Inc.*	20	770
CSG Systems International, Inc.	181	7,296
EPAM Systems, Inc.*	78	5,016
Fidelity National Information Services, Inc.	441	32,493
Fiserv, Inc.*	547	59,475
FleetCor Technologies, Inc.*	87	12,452
Gartner, Inc.*	29	2,825
Indra Sistemas SA (Spain)*	1,023	10,870
Infosys Ltd. (India), ADR	2,517	44,928
Jack Henry & Associates, Inc.	123	10,734
Luxoft Holding, Inc.*	112	5,826
MasterCard, Inc. (Class A Stock)	1,402	123,460
PayPal Holdings, Inc.*	1,018	37,167
Paysafe Group PLC (Isle of Man)*	1,637	8,538
Sabre Corp.	441	11,814
Travelport Worldwide Ltd.	200	2,578
Travelsky Technology Ltd. (China) (Class H Stock)	5,000	9,666
Visa, Inc. (Class A Stock)	2,856	211,830

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
WEX, Inc.*	37	$3,281
Wirecard AG (Germany)	566	24,930

		800,642

Leisure Products — 0.3%
Brunswick Corp.	226	10,242
Mattel, Inc.	2,620	81,980
Polaris Industries, Inc.	83	6,786
Smith & Wesson Holding Corp.*	179	4,865
Thule Group AB (The) (Sweden), 144A	457	6,543

		110,416

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	2,252	99,899
Charles River Laboratories International, Inc.*	59	4,864
Eurofins Scientific SE (Luxembourg)	24	8,891
INC Research Holdings, Inc. (Class A Stock)*	131	4,995
Mettler-Toledo International, Inc.*	34	12,407
Tecan Group AG (Switzerland)	71	11,075
Thermo Fisher Scientific, Inc.	1,230	181,745

		323,876

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	193	5,786
Colfax Corp.*	197	5,213
FANUC Corp. (Japan)	100	16,267
Flowserve Corp.	700	31,619
Fujitec Co. Ltd. (Japan)	900	7,772
GEA Group AG (Germany)	768	36,251
Graco, Inc.	161	12,717
Illinois Tool Works, Inc.	510	53,122
Lincoln Electric Holdings, Inc.	215	12,702
Manitex International, Inc.*	739	5,121
METAWATER Co. Ltd. (Japan)	300	8,151
Middleby Corp. (The)*	134	15,443
Miura Co. Ltd. (Japan)	300	6,706
Mueller Water Products, Inc. (Class A Stock)	100	1,142
Nabtesco Corp. (Japan)	300	7,158
NORMA Group SE (Germany)	252	11,940
Obara Group, Inc. (Japan)	300	11,154
Oshkosh Corp.	209	9,971
PACCAR, Inc.	77	3,994
Pentair PLC (United Kingdom)	515	30,019
Sandvik AB (Sweden)	420	4,205
SFS Group AG (Switzerland)*	81	5,686
Spirax-Sarco Engineering PLC (United Kingdom)	103	5,158
Stabilus SA (Luxembourg)*	155	7,376
Sulzer AG (Switzerland)	211	18,310
Trinity Industries, Inc.	242	4,494
Vat Group AG (Switzerland), 144A*	114	7,203
WABCO Holdings, Inc.*	136	12,454
Wabtec Corp.	262	18,400
Watts Water Technologies, Inc. (Class A Stock)	80	4,661

		380,195

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine — 0.1%
AP Moeller — Maersk A/S (Denmark) (Class B Stock)	11	$14,368
Kirby Corp.*	161	10,045
SITC International Holdings Co. Ltd. (China)	10,000	5,260

		29,673

Media — 2.2%
AH Belo Corp. (Class A Stock)	1,275	6,375
Aimia, Inc. (Canada)	1,807	11,049
Altice NV (Netherlands) (Class A Stock)*	1,321	19,724
Ascential PLC (United Kingdom)*	2,826	9,405
Astro Malaysia Holdings Bhd (Malaysia)	22,700	16,498
BEC World PCL (Thailand)(g)	6,000	3,893
Charter Communications, Inc. (Class A Stock)*	149	34,067
Comcast Corp. (Class A Stock)	2,291	149,350
CTS Eventim AG & Co. KGaA (Germany)	218	6,664
CyberAgent, Inc. (Japan)	300	18,159
Daiichikosho Co. Ltd. (Japan)	100	4,192
DISH Network Corp. (Class A Stock)*	62	3,249
Ebiquity PLC (United Kingdom)(g)	1,631	2,302
Havas SA (France)	471	3,633
Huntsworth PLC (United Kingdom)	2,468	1,281
Kadokawa Dwango Corp. (Japan)*	300	3,945
Liberty Global PLC (United Kingdom) (Class A Stock)*	508	14,762
Liberty Global PLC (United Kingdom) (Class C Stock)*	2,605	74,633
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	38	1,238
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	573	18,614
Liberty Siriusxm Group*	318	9,817
Major Cineplex Group PCL (Thailand)	6,300	5,916
Naspers Ltd. (South Africa) (Class N Stock)	46	7,024
Omnicom Group, Inc.	515	41,967
Publicis Groupe SA (France)	248	16,592
Sirius XM Holdings, Inc.*	6,654	26,283
Sky PLC (United Kingdom)	4,466	50,749
Surya Citra Media Tbk PT (Indonesia)	16,300	4,096
Tele Columbus AG (Germany), 144A*	784	7,266
Time Warner, Inc.	230	16,914
Twenty-First Century Fox, Inc. (Class B Stock)	657	17,903
Walt Disney Co. (The)	647	63,290
WPP PLC (United Kingdom)	3,015	62,837
YouGov PLC (United Kingdom)(g)	3,043	6,785

		740,472

Metals & Mining — 2.3%
Acerinox SA (Spain)	181	2,013
Agnico Eagle Mines Ltd. (Canada)	400	21,400
Alcoa, Inc.	764	7,082
Alrosa PJSC (Russia)	2,800	3,035
Anglo American PLC (United Kingdom)	1,310	12,841
Antofagasta PLC (Chile)	278	1,738
ArcelorMittal (Luxembourg)*	1,998	9,109
Aurubis AG (Germany)	39	1,773
Barrick Gold Corp. (Canada)	2,120	45,262
BHP Billiton Ltd. (Australia)	2,083	29,029

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
BHP Billiton PLC (Australia)	2,046	$25,896
BlueScope Steel Ltd. (Australia)	531	2,566
Carpenter Technology Corp.	55	1,811
Centamin PLC (United Kingdom)	7,481	13,179
Cia de Minas Buenaventura SAA (Peru), ADR*	1,218	14,555
Constellium NV (Netherlands) (Class A Stock)*	454	2,129
Eldorado Gold Corp. (Canada)	1,600	7,200
First Quantum Minerals Ltd. (Canada)	900	6,318
Franco-Nevada Corp. (Canada)	451	34,294
Freeport-McMoRan, Inc.	380	4,233
Fresnillo PLC (Mexico)	1,600	35,235
Glencore PLC (Switzerland)*	11,766	24,251
Goldcorp, Inc. (Canada)	1,359	25,998
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	4,330	10,146
Hitachi Metals Ltd. (Japan)	2,500	25,398
HudBay Minerals, Inc. (Canada)	300	1,433
Hyundai Steel Co. (South Korea)	85	3,420
Iluka Resources Ltd. (Australia)	519	2,559
Impala Platinum Holdings Ltd. (South Africa)*	1,474	4,749
Industrias Penoles SAB de CV (Mexico)	360	8,595
JFE Holdings, Inc. (Japan)	300	3,914
Kinross Gold Corp. (Canada)*	2,500	12,225
Kobe Steel Ltd. (Japan)	4,000	3,287
Korea Zinc Co. Ltd. (South Korea)	19	8,426
Maruichi Steel Tube Ltd. (Japan)	100	3,495
Mitsubishi Materials Corp. (Japan)	2,000	4,789
MMC Norilsk Nickel PJSC (Russia), ADR	2,538	33,730
New Gold, Inc. (Canada)*	940	4,111
Newmont Mining Corp.	790	30,905
Nippon Steel & Sumitomo Metal Corp. (Japan)	500	9,680
Nisshin Steel Co. Ltd. (Japan)	400	5,129
Nucor Corp.	293	14,477
OceanaGold Corp. (Australia)	2,660	10,150
Osisko Gold Royalties Ltd. (Canada)	620	8,105
Petra Diamonds Ltd. (South Africa)	5,909	9,120
POSCO (South Korea)	49	8,680
Randgold Resources Ltd. (United Kingdom)	273	30,636
Reliance Steel & Aluminum Co.	132	10,151
Rio Tinto Ltd. (United Kingdom)	591	20,443
Rio Tinto PLC (United Kingdom)	1,342	41,691
Royal Gold, Inc.	77	5,546
Sanyo Special Steel Co. Ltd. (Japan)	1,000	4,465
Silver Wheaton Corp. (Canada)	704	16,565
South32 Ltd. (Australia)*	20,562	24,115
Southern Copper Corp. (Peru)	366	9,875
Tahoe Resources, Inc.	200	2,995
Teck Resources Ltd. (Canada) (Class B Stock)	800	10,536
ThyssenKrupp AG (Germany)	466	9,367
Turquoise Hill Resources Ltd. (Canada)*	1,500	5,070
Vale SA (Brazil), ADR	3,100	15,686
voestalpine AG (Austria)	203	6,832
Worthington Industries, Inc.	71	3,003

		774,446

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 0.5%
Dollar General Corp.	937	$88,078
Kohl’s Corp.	135	5,119
Lojas Renner SA (Brazil)	4,020	29,747
Marks & Spencer Group PLC (United Kingdom)	2,939	12,586
Matahari Department Store Tbk PT (Indonesia)	3,600	5,487
Next PLC (United Kingdom)	394	26,034
SACI Falabella (Chile)	655	4,986
Woolworths Holdings Ltd. (South Africa)	1,998	11,441

		183,478

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	2,227	53,448
DTE Energy Co.	292	28,943
National Grid PLC (United Kingdom)	1,806	26,558
NiSource, Inc.	369	9,786
Sempra Energy	58	6,613
WEC Energy Group, Inc.	391	25,532

		150,880

Oil, Gas & Consumable Fuels — 3.4%
Advantage Oil & Gas Ltd. (Canada)*	300	1,677
ARC Resources Ltd. (Canada)	280	4,792
Cabot Oil & Gas Corp.	30	772
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,214	37,428
Canadian Natural Resources Ltd. (Canada) (TSX)	957	29,526
Cenovus Energy, Inc. (Canada)	230	3,181
Cheniere Energy, Inc.*	18	676
Chevron Corp.	322	33,755
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	1,000	1,860
Cimarex Energy Co.	158	18,853
CNOOC Ltd. (China)	4,000	4,993
Concho Resources, Inc.*	129	15,386
Crew Energy, Inc. (Canada)*	200	899
Diamondback Energy, Inc.*	159	14,502
Energen Corp.	159	7,665
EOG Resources, Inc.	96	8,008
EQT Corp.	894	69,222
Exxon Mobil Corp.	1,745	163,576
Gulfport Energy Corp.*	456	14,255
Hess Corp.	70	4,207
Inpex Corp. (Japan)	1,500	11,731
Kelt Exploration Ltd. (Canada)*	470	1,721
Koninklijke Vopak NV (Netherlands)	76	3,783
Kosmos Energy Ltd.*	1,519	8,279
Lundin Petroleum AB (Sweden)*	187	3,408
Matador Resources Co.*	222	4,396
NuVista Energy Ltd. (Canada)*	300	1,451
Occidental Petroleum Corp.	1,228	92,788
Ophir Energy PLC (United Kingdom)*	2,038	2,152
Painted Pony Petroleum Ltd. (Canada)*	200	1,173
Parsley Energy, Inc. (Class A Stock)*	80	2,165
PDC Energy, Inc.*	205	11,810
Peyto Exploration & Development Corp. (Canada)	100	2,684
Pioneer Natural Resources Co.	89	13,458

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
PrairieSky Royalty Ltd. (Canada)	20	$374
Raging River Exploration, Inc. (Canada)*	220	1,751
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,303	71,971
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,764	48,737
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	1,382	77,392
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	611	11,662
SM Energy Co.	159	4,293
Southwestern Energy Co.*	250	3,145
Spectra Energy Corp.	2,854	104,542
Statoil ASA (Norway)	369	6,376
Suncor Energy, Inc. (Canada)	210	5,823
Targa Resources Corp.	148	6,237
TOTAL SA (France)	570	27,335
TOTAL SA (France), ADR	1,939	93,266
Tourmaline Oil Corp. (Canada)*	813	21,402
TransCanada Corp. (Canada)	728	32,920
Valero Energy Corp.	50	2,550
Woodside Petroleum Ltd. (Australia)	1,040	21,088
World Fuel Services Corp.	110	5,224

		1,142,320

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)	500	5,447
Louisiana-Pacific Corp.*	100	1,735
Metsa Board OYJ (Finland)	173	881
TFS Corp. Ltd. (Australia)	4,655	4,917
West Fraser Timber Co. Ltd. (Canada)	944	27,598

		40,578

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	44	4,005
Hengan International Group Co. Ltd. (China)	1,500	12,564
LG Household & Health Care Ltd. (South Korea)	55	53,711
Nu Skin Enterprises, Inc. (Class A Stock)	102	4,711

		74,991

Pharmaceuticals — 4.0%
Akorn, Inc.*	136	3,874
Allergan PLC*	326	75,335
Aspen Pharmacare Holdings Ltd. (South Africa)*	482	11,890
Astellas Pharma, Inc. (Japan)	5,700	89,389
Bayer AG (Germany)	473	47,506
Bristol-Myers Squibb Co.	1,291	94,953
Chugai Pharmaceutical Co. Ltd. (Japan)	400	14,255
CSPC Pharmaceutical Group Ltd. (China)	10,000	8,935
Daiichi Sankyo Co. Ltd. (Japan)	1,500	36,443
Dr. Reddy’s Laboratories Ltd. (India), ADR	136	6,967
Durect Corp.*	3,430	4,185
Eli Lilly & Co.	284	22,365
GlaxoSmithKline PLC (United Kingdom), ADR	1,170	50,708
Horizon Pharma PLC*	174	2,866

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson	382	$46,337
Laboratorios Farmaceuticos Rovi SA (Spain)	411	6,331
Mallinckrodt PLC*	539	32,760
Merck & Co., Inc.	820	47,240
Merck KGaA (Germany)	82	8,335
Mylan NV*	1,081	46,742
Novartis AG (Switzerland)	1,391	114,811
Otsuka Holdings Co. Ltd. (Japan)	600	27,650
Pacira Pharmaceuticals, Inc.*	128	4,317
Pfizer, Inc.	8,293	291,997
Roche Holding AG (Switzerland)	508	134,051
Sino Biopharmaceutical Ltd. (Hong Kong)	16,000	10,501
Teva Pharmaceutical Industries Ltd. (Israel), ADR	708	35,563
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	4,000	6,642
Valeant Pharmaceuticals International, Inc. (NYSE)*	3	60
Valeant Pharmaceuticals International, Inc. (TSX)*	93	1,875
Zoetis, Inc.	1,200	56,952

		1,341,835

Professional Services — 0.6%
Capita PLC (United Kingdom)	3,089	39,804
CBIZ, Inc.*	674	7,016
DKSH Holding AG (Switzerland)	130	8,516
Equifax, Inc.	359	46,096
Exova Group PLC (United Kingdom)	2,522	6,025
Experian PLC (Ireland)	3,996	75,813
IHS, Inc. (Class A Stock)*	140	16,185
ManpowerGroup, Inc.	156	10,037
Temp Holdings Co. Ltd. (Japan)	600	10,396

		219,888

Real Estate Investment Trusts (REITs) — 4.6%
Acadia Realty Trust	240	8,525
Alexandria Real Estate Equities, Inc.	99	10,248
American Campus Communities, Inc.	290	15,332
American Capital Agency Corp.	742	14,706
American Capital Mortgage Investment Corp.	739	11,669
American Homes 4 Rent (Class A Stock)	752	15,401
American Tower Corp.	1,498	170,188
Annaly Capital Management, Inc.	1,251	13,849
Apollo Commercial Real Estate Finance, Inc.	707	11,361
AvalonBay Communities, Inc.	242	43,654
Axiare Patrimonio SOCIMI SA (Spain)	954	12,154
Boston Properties, Inc.	208	27,435
Brookfield Canada Office Properties (Canada)	310	6,886
Camden Property Trust	178	15,739
Canadian Real Estate Investment Trust (Canada)	125	4,673
CapitaLand Mall Trust (Singapore)	5,230	8,316
Charter Hall Retail REIT (Australia)	1,377	4,922
Cherry Hill Mortgage Investment Corp.	757	11,786

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Concentradora Fibra Danhos SA de CV (Mexico)	3,067	$5,569
Corporate Office Properties Trust	180	5,323
Crown Castle International Corp.	837	84,897
CYS Investments, Inc.	1,317	11,023
DCT Industrial Trust, Inc.	268	12,875
Derwent London PLC (United Kingdom)	123	4,291
Douglas Emmett, Inc.	765	27,173
EastGroup Properties, Inc.	81	5,582
Education Realty Trust, Inc.	199	9,182
Ellington Residential Mortgage REIT	914	11,937
Equinix, Inc.	9	3,490
Equity Commonwealth*	50	1,457
Equity Residential	384	26,450
Essex Property Trust, Inc.	130	29,652
Federal Realty Investment Trust	191	31,620
Fibra Uno Administracion SA de CV (Mexico)	5,400	11,504
First Potomac Realty Trust	1,147	10,552
Gecina SA (France)	356	48,220
General Growth Properties, Inc.	3,084	91,965
Great Portland Estates PLC (United Kingdom)	553	4,629
Healthcare Realty Trust, Inc.	358	12,526
Highwoods Properties, Inc.	198	10,454
Hoshino Resorts REIT, Inc. (Japan)	1	12,593
Host Hotels & Resorts, Inc.	476	7,716
InnSuites Hospitality Trust	1,431	3,077
Investors Real Estate Trust	1,246	8,062
Invincible Investment Corp. (Japan)	7	4,425
Iron Mountain, Inc.	467	18,601
Kilroy Realty Corp.	209	13,855
Kimco Realty Corp.	780	24,476
Klepierre (France)	193	8,516
Macerich Co. (The)	358	30,570
MGM Growth Properties LLC (Class A Stock)	154	4,109
Mori Hills REIT Investment Corp. (Japan)	10	15,700
Nippon Accommodations Fund, Inc. (Japan)	2	9,122
Nippon Prologis REIT, Inc. (Japan)	3	7,329
Paramount Group, Inc.	330	5,260
Pebblebrook Hotel Trust	156	4,095
Post Properties, Inc.	16	977
ProLogis, Inc.	831	40,752
PS Business Parks, Inc.	68	7,213
Public Storage	121	30,926
Ramco-Gershenson Properties Trust	620	12,158
Rayonier, Inc.	517	13,566
Regency Centers Corp.	416	34,832
RLJ Lodging Trust	666	14,286
Scentre Group (Australia)	3,206	11,875
Shaftesbury PLC (United Kingdom)	870	10,238
Simon Property Group, Inc.	393	85,242
SL Green Realty Corp.	301	32,047
Stockland (Australia)	1,716	6,084
Sunstone Hotel Investors, Inc.	647	7,809
Taubman Centers, Inc.	196	14,543
Terreno Realty Corp.	199	5,148
Unibail-Rodamco SE (France)	26	6,726
Urban Edge Properties	570	17,020

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
VEREIT, Inc.	3,115	$31,586
Vicinity Centres (Australia)	4,293	10,710
Vornado Realty Trust	267	26,732
Weingarten Realty Investors	261	10,654
Weyerhaeuser Co.	1,933	57,545
ZAIS Financial Corp.	788	10,803

		1,544,193

Real Estate Management & Development — 0.8%
Alexander & Baldwin, Inc.	65	2,349
BR Malls Participacoes SA (Brazil)*	2,036	8,189
Brasil Brokers Participacoes SA (Brazil)*	2,500	1,276
Cheung Kong Property Holdings Ltd. (Hong Kong)	6,736	42,441
China Overseas Land & Investment Ltd. (China)	8,000	25,503
China Vanke Co. Ltd. (China) (Class H Stock)	2,400	4,740
Emaar Malls Group PJSC (United Arab Emirates)	4,490	3,458
Emaar Properties PJSC (United Arab Emirates)	6,271	10,666
Hongkong Land Holdings Ltd. (Hong Kong)	4,300	26,187
Hufvudstaden AB (Sweden) (Class A Stock)	327	5,132
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,460
Iguatemi Empresa de Shopping Centers SA (Brazil)	550	4,839
Inmobiliaria Colonial SA (Spain)	6,955	5,081
Jones Lang LaSalle, Inc.	97	9,453
Kerry Properties Ltd. (Hong Kong)	1,500	3,714
Mitsubishi Estate Co. Ltd. (Japan)	1,000	18,343
Multiplan Empreendimentos Imobiliarios SA (Brazil)	250	4,685
Nexity (France)*	48	2,428
PSP Swiss Property AG (Switzerland)	363	35,220
Realogy Holdings Corp.*	313	9,083
Soho China Ltd. (China)	9,000	4,345
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	36,207
Tokyo Tatemono Co. Ltd. (Japan)	400	4,797
UNITE Group PLC (The) (United Kingdom)	484	4,004
Wharf Holdings Ltd. (The) (Hong Kong)	1,000	6,103

		282,703

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	179	23,053
Canadian Pacific Railway Ltd. (Canada) (TSX)	228	29,353
ComfortDelGro Corp. Ltd. (Singapore)	11,200	23,001
Hertz Global Holdings, Inc.*	424	4,694
J.B. Hunt Transport Services, Inc.	217	17,562
Kansas City Southern	347	31,261
Old Dominion Freight Line, Inc.*	62	3,739
Union Pacific Corp.	338	29,491

		162,154

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	1,451	7,458
Analog Devices, Inc.	206	11,668
ARM Holdings PLC (United Kingdom)	1,895	28,785

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
ASM Pacific Technology Ltd. (Hong Kong)	500	$3,595
ASML Holding NV (Netherlands)	313	30,811
Broadcom Ltd. (Singapore)	86	13,364
Cree, Inc.*	272	6,648
Cypress Semiconductor Corp.	833	8,788
Eo Technics Co. Ltd. (South Korea)	66	5,621
Integrated Device Technology, Inc.*	288	5,797
IQE PLC (United Kingdom)*	19,315	4,500
LEENO Industrial, Inc. (South Korea)	90	3,189
Marvell Technology Group Ltd. (Bermuda)	761	7,252
Microchip Technology, Inc.	294	14,923
Microsemi Corp.*	159	5,196
NXP Semiconductors NV (Netherlands)*	1,152	90,248
QuickLogic Corp.*	2,145	2,081
SK Hynix, Inc. (South Korea)	852	24,245
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	19,000	95,754
Texas Instruments, Inc.	1,685	105,565
Xilinx, Inc.	324	14,946

		490,434

Software — 2.1%
Activision Blizzard, Inc.	297	11,770
ANSYS, Inc.*	161	14,611
Aspen Technology, Inc.*	23	926
CDK Global, Inc.	293	16,259
Computer Modelling Group Ltd. (Canada)	204	1,633
Descartes Systems Group, Inc. (The) (Canada)*	299	5,719
Electronic Arts, Inc.*	242	18,334
Fortinet, Inc.*	231	7,297
Guidewire Software, Inc.*	257	15,872
Intuit, Inc.	17	1,897
Microsoft Corp.	6,653	340,434
Mobileye NV*	245	11,304
MYOB Group Ltd. (Australia)	1,497	3,889
NetSuite, Inc.*	51	3,713
Nintendo Co. Ltd. (Japan)	100	14,370
Playtech PLC (United Kingdom)	1,147	12,202
PTC, Inc.*	269	10,109
QLIK Technologies, Inc.*	142	4,200
Red Hat, Inc.*	279	20,255
salesforce.com, Inc.*	1,341	106,489
ServiceNow, Inc.*	608	40,371
Splunk, Inc.*	150	8,127
Synopsys, Inc.*	281	15,196
Tableau Software, Inc. (Class A Stock)*	137	6,702
Voltari Corp.*	693	2,509
WANdisco PLC (United Kingdom)*	471	941
Workday, Inc. (Class A Stock)*	215	16,054

		711,183

Specialty Retail — 1.8%
AutoZone, Inc.*	49	38,898
Burlington Stores, Inc.*	196	13,075
CarMax, Inc.*	268	13,140
Dick’s Sporting Goods, Inc.	166	7,480
Dufry AG (Switzerland)*	74	8,851
Greencross Ltd. (Australia)	952	4,848
Hikari Tsushin, Inc. (Japan)	300	25,132

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The)	742	$94,746
Kingfisher PLC (United Kingdom)	3,378	14,509
L Brands, Inc.	284	19,065
Lowe’s Cos., Inc.	1,669	132,135
Maisons du Monde SA (France), 144A*	300	6,246
Mr. Price Group Ltd. (South Africa)	288	4,046
Murphy USA, Inc.*	58	4,301
O’Reilly Automotive, Inc.*	165	44,731
Pets At Home Group PLC (United Kingdom)	1,707	5,295
Ross Stores, Inc.	1,181	66,951
Signet Jewelers Ltd.	188	15,493
Sports Direct International PLC (United Kingdom)*	4,277	18,313
Tractor Supply Co.	452	41,213
VT Holdings Co. Ltd. (Japan)	1,200	5,502
XXL ASA (Norway), 144A	798	9,092
Yellow Hat Ltd. (Japan)	300	6,624

		599,686

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,842	176,095
Catcher Technology Co. Ltd. (Taiwan)	3,000	22,369
NCR Corp.*	235	6,526
Quanta Computer, Inc. (Taiwan)	2,000	3,811
Samsung Electronics Co. Ltd. (South Korea)	34	42,342
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	2	2,063
Western Digital Corp.	617	29,159
Xaar PLC (United Kingdom)	777	4,326

		286,691

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	200	3,379
Brunello Cucinelli SpA (Italy)	48	861
Burberry Group PLC (United Kingdom)	2,516	39,138
Coach, Inc.	43	1,752
Hanesbrands, Inc.	809	20,330
Kate Spade & Co.*	175	3,607
lululemon Athletica, Inc.*	20	1,477
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	6,300	8,186
Moncler SpA (Italy)	313	4,941
NIKE, Inc. (Class B Stock)	614	33,893
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	7,496
Samsonite International SA	6,900	19,077
Skechers U.S.A., Inc. (Class A Stock)*	195	5,795
Ted Baker PLC (United Kingdom)	226	7,345
Tumi Holdings, Inc.*	194	5,188

		162,465

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.*	749	4,457
Waterstone Financial, Inc.	820	12,571

		17,028

Tobacco — 1.3%
Imperial Brands PLC (United Kingdom)	356	19,307
Japan Tobacco, Inc. (Japan)	2,400	96,725
KT&G Corp. (South Korea)	442	52,348

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc.	2,774	$282,171

		450,551

Trading Companies & Distributors — 0.4%
Brenntag AG (Germany)	457	22,138
IMCD Group NV (Netherlands)	213	8,409
Indutrade AB (Sweden)	219	4,330
MRC Global, Inc.*	290	4,121
NOW, Inc.*	334	6,059
Rexel SA (France)	1,254	15,766
Sumitomo Corp. (Japan)	6,700	67,535
Watsco, Inc.	10	1,407

		129,765

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	1,868	30,990

Water Utilities — 0.1%
American States Water Co.	289	12,664
California Water Service Group	403	14,077

		26,741

Wireless Telecommunication Services — 0.6%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	61,900	19,911
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	2,500	4,467
SoftBank Group Corp. (Japan)	200	11,310
Tim Participacoes SA (Brazil), ADR	1,472	15,530
T-Mobile US, Inc.*	525	22,717
Vodafone Group PLC (United Kingdom)	13,354	40,715
Vodafone Group PLC (United Kingdom), ADR	2,585	79,851

		194,501

TOTAL COMMON STOCKS (cost $25,051,966)		25,603,470

PREFERRED STOCKS — 0.2%
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	997	7,812
Itau Unibanco Holding SA (Brazil) (PRFC)	5,761	54,269

		62,081

Machinery
Marcopolo SA (Brazil) (PRFC)*	5,300	3,960

TOTAL PREFERRED STOCKS (cost $58,397)		66,041

	Units
RIGHTS*
Pharmaceuticals
Dyax Corp. CVR^ (cost $0)	146	162

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Shares	Value (Note 2)
UNAFFILIATED FUNDS — 8.6%
T. Rowe Price Emerging Markets Bond Fund	82,925	$1,026,606
T. Rowe Price Institutional Floating Rate Fund	105,481	1,043,208
T. Rowe Price Institutional High Yield Fund	99,333	844,331

TOTAL UNAFFILIATED FUNDS (cost $2,949,470)		2,914,145

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	5,057
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15	15,044
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	10	10,045
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1	1,001
Series 2015-2A, Class A3, 144A
1.930%	03/11/19	15	15,043
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1
2.260%	03/15/23	5	5,125
Series 2015-2, Class A1
2.250%	07/17/23	5	5,087
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10	10,089
Series 2015-4, Class A4
2.010%	07/20/20	15	15,078
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	5,068
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,129
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	5	5,000
Ford Credit Auto Owner Trust,
Series 2015-C, Class A4
1.740%	02/15/21	5	5,054
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	15	15,068
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	5	4,524
Series 2015-A, Class A4
1.650%	12/15/21	5	5,033
SMART ABS Series Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	15	14,992

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21		10	$10,072
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20		15	15,156
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22		15	15,150
Series 2016-A, Class A3
1.770%	09/15/21		10	10,143

TOTAL ASSET-BACKED SECURITIES (cost $200,619)				201,958

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58		10	11,011
COMM Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47		7	7,384
Series 2015-CR24, Class A5
3.696%	08/10/55		10	10,950
Series 2015-LC21, Class A4
3.708%	07/10/48		10	10,953
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K716, Class A1
2.413%	08/25/47	(g)	8	8,604
FREMF Mortgage Trust,
Series 2015-K43, Class B, 144A
3.735%(c)	02/25/48		10	9,677
Series 2015-K45, Class B, 144A
3.591%(c)	04/25/48		10	9,535
Series 2015-K47, Class B, 144A
3.600%(c)	06/25/48		15	14,336
Series 2015-K48, Class B, 144A
3.636%(c)	08/25/48		10	9,502
Series 2015-K718, Class B, 144A
3.547%(c)	02/25/22		10	9,798
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48		10	11,011
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47		10	11,069
Series 2014-C22, Class A1
1.451%	09/15/47		7	7,172
Series 2015-C30, Class A5
3.822%	07/15/48		10	11,003
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47		10	10,840
Series 2015-C24, Class AS
4.036%(c)	05/15/48		10	10,891
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58		10	10,911

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-NXS2, Class A5
3.767%(c)	07/15/58	10	$10,964
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	11,044

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $188,772)			196,655

CORPORATE OBLIGATIONS — 3.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	10,411
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	10	10,532
3.650%	11/01/24	5	5,271

			26,214

Aerospace & Defense
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,978

Agriculture
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	5	5,080

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	5	4,750
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	10	9,604
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	10	9,879
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,097
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	5	4,572

			33,902

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	10	10,585
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,040
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,108
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,040

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	$10,073

			35,846

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	20	20,489
Sr. Unsec’d. Notes, MTN
3.500%	04/19/26	10	10,334
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	5,013
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,009
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,243
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	5,061
Sub. Notes
4.450%	09/29/27	10	10,301
4.600%	03/09/26	10	10,602
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,651
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	5	5,117
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,436
Sub. Notes
5.150%	05/22/45	5	5,216
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	5,020
2.750%	06/23/20	10	10,304
Sub. Notes
3.375%	05/01/23	10	10,195
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,343
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,105
4.300%	01/27/45	5	5,263
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,377
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.750%	07/23/18	10	10,102
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
3.500%	03/08/22	10	$10,727

			191,908

Beverages
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,323

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,308
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,092
3.550%	08/15/22	10	10,477
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,324

			26,201

Chemicals
Valspar Corp. (The),
Sr. Unsec’d. Notes
3.950%	01/15/26	5	5,265

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	10,234
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,376
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,312

			20,922

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,602
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17	15	15,194
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	5	5,350

			31,146

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,165

Diversified Financial Services — 0.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,154
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,037

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	$10,142
Sr. Unsec’d. Notes, MTN
2.200%	01/09/20	15	15,461

			40,794

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,837
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,108
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	5,030
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,532
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,572
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	11,439
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	4,998

			53,516

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,586
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,115
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,077

			20,778

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,831

Hand/Machine Tools
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	10,217

Healthcare-Products — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,216
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	10	10,371

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	$10,174

			25,761

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,532
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	15,654
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	10	10,785
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,137
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,555
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,486

			48,149

Home Furnishings
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,031

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	5	5,237

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,088
3.300%	03/01/21	5	5,166
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,274
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,498
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	5,119
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	10	10,216
3.300%	03/14/23	5	5,220
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,239

			61,820

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Internet
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	$5,297

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.950%	10/15/45	10	11,386
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	10	10,747
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,335
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,111
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,630

			49,209

Mining — 0.1%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,015
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	10	9,421

			19,436

Multiline Retail
Autozone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,124

Multi-National
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	10,143

Oil & Gas — 0.1%
Concho Resources, Inc.,
Gtd. Notes
7.000%	01/15/21	2	2,055
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,547
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	10	10,310
Gtd. Notes, MTN
3.500%	07/23/20	10	9,991
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	2	2,073
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,491

			45,467

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas Services
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	2	$1,934

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	10,452
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	5,193
4.550%	03/15/35	5	5,139
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	5	5,003
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	5	5,454
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	15	12,113

			43,354

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	4,918
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,170
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	02/15/27	5	5,303
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,802
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,960
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	4,973
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,695

			34,821

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,194

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,028
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,317

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Investment Trusts (REITs) (continued)
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26	10	$10,484
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,203
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	4	4,620
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	5,289
4.375%	10/01/25	5	5,398
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,241
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,363

			61,943

Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,383
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	5	5,242
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,176
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,036

			20,837

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	11,326
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,309

			21,635

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	10,016
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	5	5,174
6.400%	09/15/33	15	19,146

			34,336

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,647

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Transportation (continued)
4.150%	04/01/45		10	$10,890

				21,537

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20		5	4,969
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20		10	10,228

				15,197

TOTAL CORPORATE OBLIGATIONS (cost $1,035,370)				1,075,548

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		10	10,775
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	5,097
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		10	10,281
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.000%	07/16/18		10	10,405
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24		10	10,669

TOTAL FOREIGN GOVERNMENT BONDS (cost $44,102)				47,227

MUNICIPAL BONDS
California
State of California,
General Obligation Unlimited
7.625%	03/01/40		5	7,888
University of California,
Revenue Bonds, Series J
4.131%	05/15/45		5	5,411

				13,299

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21		5	5,212

TOTAL MUNICIPAL BONDS (cost $17,309)				18,511

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.953%(c)	02/25/25	(x)	3	2,657
Series 2015-C03, Class 1M1
1.946%(c)	07/25/25	(x)	9	8,557
Series 2015-C03, Class 2M1
1.946%(c)	07/25/25	(x)	9	8,866

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,012)				$20,080

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bonds
2.500%	02/15/45		128	133,265
2.875%	08/15/45		30	33,687
3.000%	11/15/44		45	51,739
3.125%	11/15/41-02/15/43		66	77,312
3.125%	08/15/44	(k)	102	120,065
3.375%	05/15/44		5	6,162
3.500%	02/15/39		5	6,310
3.625%	08/15/43		50	64,510
4.500%	02/15/36-05/15/38		122	176,293
5.375%	02/15/31		29	43,012
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/22		1,548	1,619,805
0.375%	07/15/23-07/15/25		122	127,520
0.625%	01/15/24-01/15/26		173	184,535
0.750%	02/15/45		32	32,647
1.000%	02/15/46		40	43,599
1.125%	01/15/21		106	123,982
1.250%	07/15/20		126	148,518
1.375%	07/15/18-02/15/44		93	109,169
1.625%	01/15/18		54	63,758
2.125%	02/15/40		12	17,363
2.625%	07/15/17		18	21,625
3.875%	04/15/29		44	92,221
U.S. Treasury Notes
1.000%	03/15/19		50	50,424
1.375%	04/30/21-05/31/21		130	132,330
1.625%	11/15/22		10	10,236
1.750%	09/30/19-10/31/20		160	165,194
2.000%	02/15/25		13	13,601
2.625%	11/15/20		8	8,571

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,554,811)				3,677,453

TOTAL LONG-TERM INVESTMENTS (cost $33,120,828)				33,821,250

	Shares
SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $161,563)(w)(Note 4)	161,563	161,563

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.4% (cost $33,282,391)		33,982,813

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTION WRITTEN* — (0.3)%
Call Option
S&P 500 Index,
expiring 08/19/16, Strike Price $2,060.00 (premiums received $66,255)	2	$(93,750)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.1% (cost $33,216,136)		33,889,063
Liabilities in excess of other assets(z) — (0.1)%		(30,605)

NET ASSETS — 100.0%		$33,858,458

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $162 and 0.0% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2016	$217,781	$219,328	$1,547
8	S&P 500 E-Mini Index	Sep. 2016	822,900	836,080	13,180

					14,727

Short Position:
1	5 Year U.S. Treasury Notes	Sep. 2016	119,906	122,164	(2,258)

					$12,469

U.S. Treasury Obligation with a market value of $36,608 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts as of June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 09/07/16	Barclays Capital Group	GBP	14	$21,025	$19,225	$1,800
Expiring 09/07/16	Citigroup Global Markets	GBP	10	14,704	13,321	1,383
Japanese Yen,
Expiring 07/19/16	Hong Kong & Shanghai Bank	JPY	2,868	27,116	27,790	(674)

				$62,845	$60,336	$2,509

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$18,789,984	$6,813,486	$—
Preferred Stocks	66,041	—	—
Rights	—	—	162
Unaffiliated Funds	2,914,145	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	201,958	—
Commercial Mortgage-Backed Securities	—	196,655	—
Corporate Obligations	—	1,075,548	—
Foreign Government Bonds	—	47,227	—
Municipal Bonds	—	18,511	—
Residential Mortgage-Backed Securities	—	20,080	—
U.S. Treasury Obligations	—	3,677,453	—
Affiliated Mutual Fund	161,563	—	—
Option Written	(93,750)	—	—
Other Financial Instruments*
Futures Contracts	12,469	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,509	—

Total	$21,850,452	$12,053,427	$162

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Treasury Obligations	10.9%
Unaffiliated Funds	8.6
Banks	4.8
Real Estate Investment Trusts (REITs)	4.8
Pharmaceuticals	4.1
Insurance	3.4
Oil, Gas & Consumable Fuels	3.4
Internet Software & Services	3.1
Capital Markets	2.6
Health Care Providers & Services	2.5
Industrial Conglomerates	2.4
Health Care Equipment & Supplies	2.4
IT Services	2.4
Media	2.4
Metals & Mining	2.3
Internet & Catalog Retail	2.3
Software	2.2
Chemicals	1.8
Specialty Retail	1.8
Food Products	1.7
Electric Utilities	1.5
Hotels, Restaurants & Leisure	1.5
Semiconductors & Semiconductor Equipment	1.4
Food & Staples Retailing	1.4

Biotechnology	1.4%
Tobacco	1.3
Aerospace & Defense	1.2
Machinery	1.1
Life Sciences Tools & Services	1.0
Technology Hardware, Storage & Peripherals	0.8
Real Estate Management & Development	0.8
Auto Components	0.8
Diversified Telecommunication Services	0.7
Beverages	0.7
Professional Services	0.6
Electronic Equipment, Instruments & Components	0.6
Containers & Packaging	0.6
Non-Residential Mortgage-Backed Securities	0.6
Commercial Mortgage-Backed Securities	0.6
Wireless Telecommunication Services	0.6
Communications Equipment	0.6
Multiline Retail	0.5
Airlines	0.5
Commercial Services & Supplies	0.5
Diversified Financial Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Road & Rail	0.5
Affiliated Mutual Fund	0.5
Multi-Utilities	0.4
Automobiles	0.4
Electrical Equipment	0.4
Trading Companies & Distributors	0.4
Energy Equipment & Services	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Industry table (continued)
Gas Utilities	0.4%
Leisure Products	0.3
Household Products	0.3
Construction Materials	0.3
Independent Power & Renewable Electricity Producers	0.3
Household Durables	0.3
Personal Products	0.2
Building Products	0.2
Air Freight & Logistics	0.2
Consumer Finance	0.2
Electric	0.2
Diversified Consumer Services	0.2
Healthcare-Services	0.1
Foreign Government Bonds	0.1
Oil & Gas	0.1
Paper & Forest Products	0.1
Auto Manufacturers	0.1
Pipelines	0.1
Telecommunications	0.1
Computers	0.1
Transportation Infrastructure	0.1
Marine	0.1
Water Utilities	0.1

Advertising	0.1%
Healthcare-Products	0.1
Transportation	0.1
Commercial Services	0.1
Retail	0.1
Electronics	0.1
Residential Mortgage-Backed Securities	0.1
Mining	0.1
Construction & Engineering	0.1
Thifts & Mortgage Finance	0.1

100.4
Option Written	(0.3)
Liabilities in excess of other assets	(0.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$13,180	*	—	$—
Equity contracts	Unaffiliated investments	162		Options written outstanding, at value	93,750
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,183		Unrealized depreciation on OTC forward foreign currency exchange contracts	674
Interest rate	Due from/to broker-variation margin futures	1,547	*	Due from/to broker-variation margin futures	2,258	*

Total		$18,072			$96,682

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Options Written	Forward Currency Contracts(2)	Total
Equity contracts	$(1)	$34,320	$(3,580)	$—	$30,739
Foreign exchange contracts	—	—	—	925	925
Interest contracts	—	(1,161)	—	—	(1,161)

Total	$(1)	$33,159	$(3,580)	$925	$30,503

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Options Written	Forward Currency Contracts(4)	Total
Equity contracts	$149	$13,180	$(29,222)	$—	$(15,893)
Foreign exchange contracts	—	—	—	2,509	2,509
Interest rate contracts	—	(461)	—	—	(461)

Total	$149	$12,719	$(29,222)	$2,509	$(13,845)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Options Written(2)	Forward Foreign Currency Exchange Contracts - Sold(3)
$595,359	$82,995	$5	$20,948

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

(3)	Value at Settlement Date.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$1,800	$—	$—	$1,800
Citigroup Global Markets	1,383	—	—	1,383
Hong Kong & Shanghai Bank	—	—	—	—

	$3,183

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Citigroup Global Markets	—	—	—	—
Hong Kong & Shanghai Bank	(674)	—	—	(674)

	$(674)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $33,120,828)	$33,821,250
Affiliated investments (cost $161,563)	161,563
Cash	32
Foreign currency, at value (cost $29,851)	29,753
Receivable for investments sold	192,033
Dividends and interest receivable	67,731
Receivable for fund share sold	36,388
Due from broker-variation margin futures	9,422
Tax reclaim receivable	6,399
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,183
Receivable from affiliate	176
Prepaid expenses	70

Total Assets	34,328,000

LIABILITIES:
Accrued expenses and other liabilities	185,294
Payable for investments purchased	181,653
Options written outstanding, at value (premiums received $66,255)	93,750
Advisory fees payable	6,622
Distribution fee payable	905
Unrealized depreciation on OTC forward foreign currency exchange contracts	674
Affiliated transfer agent fee payable	342
Payable for fund share repurchased	302

Total Liabilities	469,542

NET ASSETS	$33,858,458

Net assets were comprised of:
Paid-in capital	$33,164,832
Retained earnings	693,626

Net assets, June 30, 2016	$33,858,458

Net asset value and redemption price per share, $33,858,458 / 3,170,093 outstanding shares of beneficial interest	$10.68

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $16,661, of which $1,158 is reimbursable by an affiliate)	$348,354
Interest income	50,265
Affiliated dividend income	1,004

399,623

EXPENSES
Advisory fees	117,394
Distribution fee	40,066
Custodian and accounting fees	191,000
Audit fee	12,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Miscellaneous	32,230

Total expenses	409,690
Less: advisory fee waivers and/or expense reimbursement	(250,775)

Net expenses	158,915

NET INVESTMENT INCOME (LOSS)	240,708

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(445,307)
Futures transactions	33,159
Options written transactions	(3,580)
Foreign currency transactions	1,484

(414,244)

Net change in unrealized appreciation (depreciation) on:
Investments	1,247,315
Futures	12,719
Options written	(29,222)
Foreign currencies	1,896

1,232,708

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	818,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,059,172

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$240,708	$297,102
Net realized gain (loss) on investment and foreign currency transactions	(414,244)	(151,743)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,232,708	(744,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,059,172	(599,509)

FUND SHARE TRANSACTIONS:
Fund share sold [633,692 and 2,377,903 shares, respectively]	6,532,844	25,285,626
Fund share repurchased [538,532 and 646,457 shares, respectively]	(5,642,286)	(6,755,736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	890,558	18,529,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,949,730	17,930,381
NET ASSETS:
Beginning of period	31,908,728	13,978,347

End of period	$33,858,458	$31,908,728

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
LONG-TERM INVESTMENTS — 99.4%
ASSET-BACKED SECURITIES — 0.2%
Non-Residential Mortgage-Backed Securities
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 144A
1.588%(c)	02/22/21		456	$456,169
Westlake Automobile Receivables Trust,
Series 2016-1A, Class A2A, 144A
1.820%	01/15/19		1,770	1,774,297
Series 2016-1A, Class A2B, 144A
1.492%(c)	01/15/19		1,770	1,773,039

TOTAL ASSET-BACKED SECURITIES (cost $3,995,203)				4,003,505

CORPORATE BONDS — 28.5%
Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23		4,025	4,241,022
3.650%	02/01/26		4,475	4,793,826
4.700%	02/01/36		605	679,855
4.900%	02/01/46		315	369,130

				10,083,833

Canada — 0.4%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		4,525	4,979,839
Emera US Finance LP,
Gtd. Notes, 144A
2.150%	06/15/19		1,105	1,117,854

				6,097,693

Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21		2,200	2,282,977
Sub. Notes, EMTN, RegS
2.750%(c)	05/19/26	EUR	2,350	2,713,414
ISS Global A/S,
Sr. Unsec’d. Notes, EMTN, RegS
1.125%	01/09/20	EUR	1,700	1,927,439

				6,923,830

France — 1.2%
BPCE SA,
Sub. Notes
4.625%	07/18/23	EUR	800	1,021,422
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
2.375%	05/20/24	EUR	3,000	3,743,578
Electricite de France SA,
Sr. Unsec’d. Notes, EMTN, RegS
2.250%	04/27/21	EUR	2,300	2,792,411
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN, RegS
3.000%	05/09/19	GBP	2,275	3,137,560
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
2.500%	04/08/21		4,475	4,556,995

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
France (continued)
TOTAL SA,
Jr. Sub. Notes, MTN
2.625%(c)	12/29/49	EUR	2,250	$2,313,622
3.875%(c)	12/29/49	EUR	100	115,054
Valeo SA,
Sr. Unsec’d. Notes, MTN
1.625%	03/18/26	EUR	1,300	1,529,640

				19,210,282

Germany — 1.5%
BMW Finance NV,
Gtd. Notes, EMTN, RegS
1.750%	11/20/17	GBP	1,760	2,359,413
BMW US Capital LLC,
Gtd. Notes, 144A
2.000%	04/11/21		2,930	2,967,999
Daimler Finance North America LLC,
Gtd. Notes
2.000%	07/06/21		4,725	4,729,489
Gtd. Notes, 144A
2.625%	09/15/16		7,750	7,775,497
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
3.250%	01/17/28	EUR	1,650	2,264,962
Talanx AG,
Sr. Unsec’d. Notes, RegS
2.500%	07/23/26	EUR	1,000	1,274,120
Vonovia Finance BV,
Gtd. Notes, EMTN
1.625%	12/15/20	EUR	2,600	3,032,276

				24,403,756

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes, RegS
3.625%	10/31/24		1,000	1,057,833

Ireland — 0.2%
AIB Mortgage Bank,
Covered Bonds, EMTN, RegS
2.250%	03/26/21	EUR	1,500	1,830,836
Bank of Ireland Mortgage Bank,
Covered Bonds, RegS
1.750%	03/19/19	EUR	1,275	1,482,806

				3,313,642

Italy — 0.5%
FCA Capital Ireland PLC,
Gtd. Notes, EMTN, RegS
2.625%	04/17/19	EUR	5,825	6,772,023
Snam SpA,
Sr. Unsec’d. Notes, EMTN
1.375%	11/19/23	EUR	700	819,785

				7,591,808

Mexico — 0.1%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		780	734,448
4.875%	01/18/24		565	572,797

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Mexico (continued)
Gtd. Notes, RegS
6.875%	08/04/26		480	$536,640

				1,843,885

Netherlands — 1.2%
ABN AMRO Bank NV,
Sub. Notes, EMTN, RegS
2.875%(c)	06/30/25	EUR	1,750	1,983,099
Achmea Bank NV,
Sr. Unsec’d. Notes, EMTN, RegS
2.750%	02/18/21	EUR	2,375	2,872,654
Achmea BV,
Jr. Sub. Notes, EMTN, RegS
4.250%(c)	12/29/49	EUR	1,000	970,176
Sr. Unsec’d. Notes, EMTN, RegS
2.500%	11/19/20	EUR	1,265	1,535,992
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23		3,485	3,674,919
ING Bank NV,
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23		3,800	3,852,820
NN Group NV,
Sub. Notes
4.625%(c)	04/08/44	EUR	1,225	1,372,979
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25		2,285	2,397,164

				18,659,803

Spain — 0.1%
Repsol International Finance BV,
Gtd. Notes, MTN
3.625%	10/07/21	EUR	500	633,012
Telefonica Emisiones SAU,
Gtd. Notes, EMTN
1.477%	09/14/21	EUR	1,000	1,158,728

				1,791,740

Sweden — 0.3%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
2.250%	05/27/21		3,900	3,949,908

Switzerland — 0.8%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		6,050	6,259,130
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	09/15/22		2,335	2,345,092
Demeter Investments BV for Swiss Re Ltd.,
Sub. Notes
5.750%(c)	08/15/50		1,475	1,523,941
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,740	1,803,594

				11,931,757

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom — 2.7%
Barclays Bank PLC,
Sub. Notes, EMTN, RegS
6.625%	03/30/22	EUR	550	$718,195
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,210,679
Gtd. Notes, RegS, 144A
3.500%	06/15/22		2,100	2,253,017
3.950%	06/15/25		875	973,775
Gtd. Notes, MTN
2.750%	03/25/25	EUR	775	981,458
BP Capital Markets PLC,
Gtd. Notes
2.500%	11/06/22		3,800	3,832,528
2.750%	05/10/23		2,050	2,065,646
3.119%	05/04/26		870	888,675
3.561%	11/01/21		1,425	1,532,730
British Telecommunications PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	06/10/19	EUR	3,850	4,389,752
HSBC Holdings PLC,
Sr. Unsec’d. Notes
2.950%	05/25/21		3,200	3,233,152
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,444,923
Gtd. Notes, EMTN, RegS
5.000%	12/02/19	EUR	1,875	2,402,093
Sr. Unsec’d. Notes, RegS
3.500%	02/11/23		1,500	1,548,132
Santander UK PLC,
Covered Bonds, EMTN, RegS
5.125%	04/14/21	GBP	825	1,291,937
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,921,984
Scottish Widows Ltd.,
Sub. Notes, RegS
5.500%	06/16/23	GBP	550	752,794
Sky PLC,
Gtd. Notes, EMTN, RegS
1.500%	09/15/21	EUR	1,360	1,555,233
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		225	215,437
Gtd. Notes, RegS
4.500%	01/15/25	EUR	1,000	1,070,913
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, RegS
5.125%	01/15/25	GBP	150	194,696
WPP Finance SA,
Gtd. Notes, EMTN, RegS
2.250%	09/22/26	EUR	2,000	2,420,113

				42,897,862

United States — 18.4%
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		825	856,812

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26	2,320	$2,386,872
4.375%	06/15/46	1,400	1,453,897
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	4,275	4,782,613
5.375%	01/31/44	3,625	4,647,616
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	735	779,551
5.550%	03/15/26	915	1,010,416
6.375%	09/15/17	4,534	4,772,253
6.950%	06/15/19	835	925,308
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22	2,225	2,301,914
3.500%	08/15/24	2,900	3,002,437
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	2,700	2,765,000
3.600%	02/17/23	75	78,238
3.950%	01/15/25	925	983,223
4.125%	02/17/26	1,400	1,503,928
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17	2,525	2,672,566
5.875%	01/05/21	1,950	2,236,981
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21	3,775	3,832,897
3.300%	01/11/23	1,725	1,775,279
Sr. Unsec’d. Notes, MTN
2.375%	06/19/24	EUR 1,275	1,552,591
3.875%	08/01/25	875	928,210
Sub. Notes, EMTN
0.287%(c)	09/14/18	EUR 1,125	1,231,407
Sub. Notes, GMTN
4.450%	03/03/26	1,450	1,516,607
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR 1,825	1,997,483
2.750%	03/15/23	545	563,111
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.150%	09/01/43	1,600	1,952,757
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	2,905	3,122,108
4.908%	07/23/25	1,515	1,656,353
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	2,100	2,170,251
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	2,855	2,935,332
2.875%	11/03/22	1,605	1,678,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.400%	02/18/20	3,550	$3,586,341
Sub. Notes
4.450%	09/29/27	1,155	1,189,778
4.600%	03/09/26	725	768,631
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	2,975	3,425,302
Comcast Corp.,
Gtd. Notes
2.750%	03/01/23	1,855	1,942,662
3.150%	03/01/26	585	622,667
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	2,000	2,225,854
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	1,800	1,822,135
2.800%	07/20/20	1,450	1,509,841
Devon Energy Corp.,
Sr. Unsec’d. Notes
6.300%	01/15/19	2,215	2,399,609
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	2,625	2,899,898
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23	3,700	3,829,929
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19	2,525	2,827,599
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	485	491,823
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21	4,020	4,082,704
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18	2,300	2,342,515
3.200%	01/15/21	1,700	1,751,143
5.750%	02/01/21	1,750	1,989,269
8.000%	12/15/16	4,000	4,120,960
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	1,306	1,345,390
Gtd. Notes, RegS
3.373%	11/15/25	4,875	5,290,496
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	2,950	3,096,034
Sub. Notes
5.300%	02/11/21	451	523,245
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	4,550	4,684,566

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	1,875	$1,902,165
3.200%	07/06/21	2,350	2,353,739
3.700%	11/24/20	3,550	3,647,302
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19	1,500	1,534,733
2.625%	04/25/21	505	512,135
2.750%	09/15/20	2,480	2,531,448
3.500%	01/23/25	6,175	6,344,862
3.750%	05/22/25	1,230	1,284,576
4.750%	10/21/45	390	429,891
Sub. Notes
4.250%	10/21/25	2,325	2,403,327
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	1,300	1,478,483
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.700%	05/18/23	3,125	3,156,781
3.900%	07/15/25	3,625	3,909,776
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	210	242,807
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	1,350	1,446,019
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20	2,900	3,011,479
3.000%	06/01/26	1,425	1,436,654
3.500%	07/15/22	700	743,443
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	1,000	1,037,113
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	1,785	1,790,426
Sr. Unsec’d. Notes
1.250%	07/15/24	EUR 1,225	1,366,081
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN
1.750%	01/30/25	EUR 3,300	3,751,797
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	3,340	3,374,936
5.500%	07/24/20	2,650	2,973,605
Sub. Notes
3.950%	04/23/27	3,850	3,893,505
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	1,055	1,097,739
5.300%	06/01/42	790	984,462
7.000%	09/01/22	450	573,048
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	1,545	1,550,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	3,000	$3,068,478
3.375%	02/01/22	1,625	1,657,164
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24	5,675	6,078,856
5.650%	05/16/18	7,175	7,794,389
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
4.450%	01/15/26	725	789,885
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	3,200	3,427,958
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20	2,000	2,071,074
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	2,000	2,145,700
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	1,375	1,462,319
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	900	934,600
Prologis LP,
Gtd. Notes
1.375%	05/13/21	EUR 3,275	3,735,005
Republic Services, Inc.,
Gtd. Notes
4.750%	05/15/23	1,850	2,117,830
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20	1,278	1,350,951
4.450%	06/12/25	4,725	5,291,707
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.400%	04/01/21	1,430	1,506,935
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20	7,021	7,631,441
8.250%	04/01/19	3,725	4,325,474
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	575	779,077
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	1,200	1,332,962
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21	4,415	4,484,108
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	4,009,848
3.350%	07/15/22	975	1,043,076
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,987,566

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.406%(c)	09/14/18		7,625	$7,815,244
3.500%	11/01/21		3,350	3,609,796
4.272%	01/15/36		1,525	1,560,703
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		3,075	3,244,088
3.150%	12/14/25		1,005	1,074,457
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		2,125	2,228,755
3.550%	09/29/25		4,450	4,742,543
4.600%	04/01/21		1,350	1,508,575
Sub. Notes, GMTN
4.300%	07/22/27		2,210	2,386,206
4.900%	11/17/45		650	711,298
Sub. Notes, MTN
4.100%	06/03/26		540	577,590
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.286%(c)	05/24/19		3,900	3,903,701
1.750%	05/24/19		3,900	3,952,759

				289,946,249

TOTAL CORPORATE BONDS (cost $439,889,603)				449,703,881

FOREIGN GOVERNMENT BONDS — 43.4%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS
3.250%	04/21/25	AUD	6,155	5,070,002
3.250%	04/21/29	AUD	2,080	1,731,945
4.500%	04/15/20	AUD	23,850	19,702,807
5.500%	01/21/18	AUD	520	410,928
Austria Government Bond (Austria),
Sr. Unsec’d. Notes
3.650%	04/20/22	EUR	4,410	6,030,351
4.150%	03/15/37	EUR	1,285	2,401,842
Belgium Government Bond (Belgium),
Bonds
5.000%	03/28/35	EUR	1,920	3,774,761
Sr. Unsec’d. Notes, RegS
3.750%	06/22/45	EUR	375	714,763
Unsec’d. Notes
0.800%	06/22/25	EUR	3,985	4,699,173
Unsec’d. Notes, RegS
1.250%	06/22/18	EUR	350	402,548
3.000%	09/28/19	EUR	2,030	2,513,965
Bundesobligation (Germany),
Bonds, RegS
0.500%	10/13/17	EUR	8,070	9,085,937
1.000%	10/12/18	EUR	15,040	17,323,089
Bundesrepublik Deutschland (Germany),
Bonds
1.000%	08/15/25	EUR	6,100	7,516,783
2.250%	09/04/21	EUR	15,360	19,571,326
2.500%	07/04/44	EUR	2,290	4,003,884
4.000%	01/04/37	EUR	465	909,921

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Bonds, RegS
2.500%	08/15/46	EUR	380	$677,822
4.750%	07/04/34	EUR	3,280	6,649,912
Canadian Government Bond (Canada),
Bonds
0.750%	03/01/21	CAD	6,015	4,693,465
1.750%	09/01/19	CAD	4,205	3,377,865
2.250%	06/01/25	CAD	835	717,953
3.500%	12/01/45	CAD	1,365	1,490,781
5.750%	06/01/33	CAD	5,630	7,032,979
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		635	681,673
Czech Republic Government Bond (Czech Republic),
Bonds, RegS
3.850%	09/29/21	CZK	30,900	1,516,126
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	160,736
1.750%	11/15/25	DKK	13,015	2,243,059
4.500%	11/15/39	DKK	3,730	1,054,114
FADE — Fondo de Amortizacion del Deficit Electrico (Spain),
Gov’t. Gtd. Notes, EMTN, RegS
1.875%	09/17/17	EUR	400	454,050
Finland Government Bond (Finland),
Sr. Unsec’d. Notes
1.500%	04/15/23	EUR	2,625	3,255,076
France Government Bond OAT (France),
Bonds, RegS
0.121%(s)	05/25/20	EUR	17,200	19,417,848
0.133%(s)	02/25/18	EUR	3,390	3,795,927
0.500%	05/25/25	EUR	14,610	16,824,280
1.000%	11/25/18	EUR	4,315	4,964,333
2.500%	05/25/30	EUR	645	915,921
3.250%	05/25/45	EUR	6,175	10,869,398
4.750%	04/25/35	EUR	3,355	6,448,793
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.750%	01/08/26		2,125	2,313,851
Ireland Government Bond (Ireland),
Bonds
4.500%	10/18/18	EUR	1,000	1,233,026
Unsec’d. Notes
1.000%	05/15/26	EUR	2,185	2,534,319
Unsec’d. Notes, RegS
0.800%	03/15/22	EUR	3,415	3,964,826
Israel Government Bond — Fixed (Israel),
Bonds
4.250%	03/31/23	ILS	3,350	1,039,983
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.250%	05/15/18	EUR	4,840	5,402,377
0.450%	06/01/21	EUR	2,950	3,288,855
0.700%	05/01/20	EUR	16,350	18,535,758
1.500%	06/01/25	EUR	7,915	9,031,585
2.500%	12/01/24	EUR	6,715	8,292,254
3.250%	09/01/46	EUR	295	393,356
4.750%	09/01/44	EUR	1,470	2,456,079
Bonds, RegS
4.000%	02/01/37	EUR	4,325	6,364,868

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	4,758,350	$46,734,724
0.300%	09/20/18	JPY	3,734,850	36,646,125
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	887,324
1.900%	03/20/53	JPY	95,900	1,500,828
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	12/20/24	JPY	2,631,650	26,783,120
0.800%	09/20/23	JPY	1,031,850	10,813,416
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.500%	03/20/45	JPY	82,400	1,100,449
1.800%	03/20/43	JPY	2,324,000	32,313,649
2.300%	03/20/39	JPY	695,850	10,036,641
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	06/20/33	JPY	3,413,550	42,775,072
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	1,299,710	1,430,585
4.000%	12/10/31	KRW	2,622,140	3,035,577
4.250%	06/10/21	KRW	8,460,220	8,368,482
5.500%	03/10/28	KRW	1,243,050	1,539,762
5.500%	12/10/29	KRW	450,000	578,403
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	10,520	2,567,600
3.502%	05/31/27	MYR	3,500	833,785
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	64,919	4,553,102
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		6,346	6,831,786
6.050%	01/11/40		1,900	2,389,250
Netherlands Government Bond (Netherlands),
Bonds
0.250%	01/15/20	EUR	2,690	3,072,370
2.000%	07/15/24	EUR	2,030	2,644,587
3.750%	01/15/42	EUR	1,210	2,439,716
4.000%	01/15/37	EUR	225	432,237
Bonds, RegS
0.250%	07/15/25	EUR	1,855	2,111,149
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
5.000%	03/15/19	NZD	4,745	3,650,282
Norway Government Bond (Norway),
Bonds
4.500%	05/22/19	NOK	17,950	2,392,018
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		375	431,250
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24		550	629,157

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Poland Government Bond (Poland),
Bonds
3.250%	07/25/25	PLN	1,700	$445,532
5.750%	10/25/21	PLN	2,700	804,025
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		1,500	1,529,154
5.125%	04/21/21		425	477,503
Sr. Unsec’d. Notes, EMTN
4.200%	04/15/20	EUR	1,010	1,290,101
Province of British Columbia Canada (Canada),
Debs.
4.700%	06/18/37	CAD	1,000	1,026,371
Unsec’d. Notes
2.250%	03/01/19	CAD	3,730	2,991,478
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
3.200%	05/16/24		1,125	1,226,671
Unsec’d. Notes
3.450%	06/02/45	CAD	2,240	1,972,837
3.500%	06/02/24	CAD	5,665	4,972,063
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23		735	771,249
3.000%	09/01/23	CAD	1,235	1,046,875
3.500%	12/01/45	CAD	1,795	1,583,343
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.250%	06/02/26		1,575	1,606,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN, RegS
2.875%	10/28/24	EUR	540	628,488
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	2,185	1,858,004
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, RegS
3.375%	11/15/24	EUR	45	63,075
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	15,750	757,901
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	23,205	1,481,698
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
6.875%	05/27/19		250	278,425
Spain Government Bond (Spain),
Bonds
0.250%	04/30/18	EUR	1,740	1,945,150
1.150%	07/30/20	EUR	2,980	3,454,101
1.400%	01/31/20	EUR	5,245	6,108,792
Sr. Unsec’d. Notes
4.200%	01/31/37	EUR	1,345	2,044,203
4.700%	07/30/41	EUR	1,530	2,526,719
Unsec’d. Notes
1.600%	04/30/25	EUR	9,835	11,404,191
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	20,715	2,626,450
5.000%	12/01/20	SEK	7,165	1,054,421

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Switzerland Government Bond (Switzerland),
Bonds, RegS
1.500%	04/30/42	CHF	880	$1,272,373
2.000%	05/25/22	CHF	1,880	2,265,241
3.250%	06/27/27	CHF	2,585	3,776,244
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,899,365
4.675%	06/29/44	THB	22,625	890,628
Turkey Government Bond (Turkey),
Bonds
8.800%	11/14/18	TRY	3,445	1,200,930
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.350%	11/12/21	EUR	340	414,039
5.750%	03/22/24		1,325	1,477,521
Unsec’d. Notes
6.625%	02/17/45		1,915	2,325,610
United Kingdom Gilt (United Kingdom),
Bonds
2.500%	07/22/65	GBP	1,595	2,856,973
4.250%	06/07/32	GBP	1,305	2,429,930
Bonds, RegS
1.000%	09/07/17	GBP	4,100	5,508,913
2.000%	07/22/20	GBP	19,370	27,522,899
4.250%	12/07/27	GBP	715	1,276,410
4.250%	12/07/40	GBP	3,100	6,236,110
5.000%	03/07/25	GBP	6,150	11,087,635
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	8,090	14,994,970
3.750%	07/22/52	GBP	1,210	2,567,084
4.500%	09/07/34	GBP	4,855	9,477,969

TOTAL FOREIGN GOVERNMENT BONDS (cost $638,480,723)				685,935,883

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30-03/01/31		3,490	3,615,218
3.000%	06/01/30-07/01/46		16,630	17,311,976
3.500%	01/01/26-06/01/46		12,346	13,051,232
4.000%	06/01/42-05/01/46		10,105	10,822,808
4.500%	12/01/34-07/01/45		3,418	3,746,968
5.000%	05/01/38-11/01/41		1,872	2,066,220
5.500%	08/01/40-06/01/41		662	742,092
6.000%	11/01/37		21	24,273
Federal National Mortgage Assoc.
2.000%	04/01/30-08/01/30		943	957,748
2.500%	05/01/30-04/01/45		4,962	5,133,017
3.000%	06/01/30-07/01/46		18,889	19,741,103
3.500%	11/01/25-06/01/46		21,705	22,951,865
4.000%	04/01/25-03/01/46		14,885	15,979,856
4.500%	04/01/25-01/01/43		5,622	6,148,962
5.000%	07/01/28-12/01/43		3,025	3,362,146
5.500%	05/01/37-09/01/41		3,008	3,387,888
6.000%	02/01/36-05/01/41		1,884	2,157,874
Government National Mortgage Assoc.
3.000%	11/20/43-06/20/46		8,707	9,118,262

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/15/42-06/20/46		18,237	$19,389,482
4.000%	01/15/41-03/20/46		8,030	8,611,774
4.500%	04/15/40-10/20/45		4,664	5,030,500
5.000%	06/15/38-10/20/42		1,370	1,532,862
5.500%	03/15/37		61	69,855

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $172,839,485)				174,953,981

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bonds
3.000%	11/15/44	(hh)(k)	3,525	4,052,925
3.000%	05/15/45	(hh)(k)	37,475	43,074,290
4.375%	05/15/40		16,315	23,211,905
4.500%	02/15/36		21,185	30,514,683
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25		7,250	7,434,051
U.S. Treasury Notes
0.500%	07/31/17	(hh)(k)	16,135	16,129,966
0.750%	12/31/17	(hh)	33,780	33,868,402
1.375%	04/30/20-08/31/20		48,105	49,002,024
1.500%	08/31/18		29,190	29,740,728
2.000%	08/15/25		11,260	11,771,542
3.125%	05/15/21		7,100	7,811,385

TOTAL U.S. TREASURY OBLIGATIONS (cost $245,537,310)				256,611,901

TOTAL LONG-TERM INVESTMENTS (cost $1,500,742,324)				1,571,209,151

		Shares
SHORT-TERM INVESTMENTS — 0.7%
UNAFFILIATED FUND — 0.7%
Morgan Stanley Institutional Liquidity
Funds — Government Portfolio
(cost $11,167,017)		11,167,017	11,167,017

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.78% and pay a floating rate based on 3 month LIBOR, expiring 01/11/17	Deutsche Bank AG	270	39,567
Receive a fixed rate of 2.78% and pay a floating rate based on 3 month LIBOR, expiring 01/11/17	Goldman Sachs & Co.	104	15,238

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value (Value 2)
OPTIONS PURCHASED* (continued)
Put Options
Interest Rate Swap Options,
Pay a fixed rate of 0.46% and receive a floating rate based on 6 month LIBOR, expiring 07/28/16	JPMorgan Chase	JPY	13,849	$324
Pay a fixed rate of 1.01% and receive a floating rate based on 6 month LIBOR, expiring 07/20/16	Goldman Sachs & Co.	JPY	1,983	15
Pay a fixed rate of 2.50% and receive a floating rate based on 3 month LIBOR, expiring 09/19/16	JPMorgan Chase		72	665

TOTAL OPTIONS PURCHASED (cost $219,104)				55,809

TOTAL SHORT-TERM INVESTMENTS (cost $11,386,121)				11,222,826

TOTAL INVESTMENTS — 100.1% (cost $1,512,128,445)				1,582,431,977
Liabilities in excess of other assets(z) — (0.1)%				(2,306,227)

NET ASSETS — 100.0%				$1,580,125,750

See the Glossary for abbreviation used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
103	2 Year U.S. Treasury Notes	Sep. 2016	$22,525,078	$22,590,797	$65,719
104	5 Year Euro-Bobl	Sep. 2016	15,312,728	15,419,376	106,648
812	10 Year Australian Treasury Bonds	Sep. 2016	629,922,674	630,932,248	1,009,574
99	10 Year Euro-Bund.	Sep. 2016	18,299,810	18,360,759	60,949
34	10 Year Japanese Bonds	Sep. 2016	50,080,188	50,348,908	268,720
4	10 Year Mini Japanese Government Bonds	Sep. 2016	588,505	591,991	3,486
71	30 Year Euro BUXL	Sep. 2016	15,066,113	15,455,954	389,841
128	Euro Schatz. DUA Index	Sep. 2016	15,891,577	15,918,677	27,100

					1,932,037

Short Positions:
43	3 Year Australian Treasury Bonds	Sep. 2016	9,950,818	9,951,358	(540)
123	5 Year U.S. Treasury Notes	Sep. 2016	15,031,791	15,026,180	5,611
406	10 Year Canadian Government Bonds	Sep. 2016	46,099,348	46,522,110	(422,762)
284	10 Year U.K. Gilt	Sep. 2016	47,702,941	48,579,097	(876,156)
258	10 Year U.S. Treasury Notes	Sep. 2016	34,409,584	34,309,969	99,615
55	10 Year U.S. Ultra Treasury Bonds	Sep. 2016	7,849,531	8,011,953	(162,422)
13	20 Year U.S. Treasury Bonds	Sep. 2016	2,245,826	2,240,469	5,357
81	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	15,027,280	15,096,375	(69,095)
46	Euro-BTP Italian Government Bond	Sep. 2016	7,232,557	7,280,058	(47,501)

					(1,467,893)

					$464,144

U.S. Treasury Obligations with a combined market value of $13,402,637 has been segregated with Goldman Sachs & Co., to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/29/16	Bank of America	AUD	5,246	$3,916,165	$3,908,147	$(8,018)
Expiring 07/29/16	BNP Paribas	AUD	3,279	2,446,151	2,442,779	(3,372)
Expiring 07/29/16	Morgan Stanley	AUD	945	703,616	704,003	387
Expiring 07/29/16	Royal Bank of Canada	AUD	4,590	3,419,536	3,419,442	(94)
Brazilian Real,
Expiring 07/05/16	Morgan Stanley	BRL	4,175	1,147,451	1,297,595	150,144
British Pound,
Expiring 07/29/16	Bank of America	GBP	17,636	26,121,212	23,484,094	(2,637,118)
Expiring 07/29/16	Barclays Capital Group	GBP	315	424,586	419,454	(5,132)
Expiring 07/29/16	Hong Kong & Shanghai Bank	GBP	315	463,328	419,454	(43,874)
Expiring 07/29/16	JPMorgan Chase	GBP	2,205	3,230,392	2,936,178	(294,214)
Expiring 07/29/16	JPMorgan Chase	GBP	2,170	2,879,373	2,889,571	10,198
Expiring 07/29/16	JPMorgan Chase	GBP	1,645	2,417,073	2,190,482	(226,591)
Expiring 07/29/16	JPMorgan Chase	GBP	760	1,130,160	1,012,015	(118,145)
Expiring 07/29/16	Morgan Stanley	GBP	730	978,991	972,068	(6,923)
Canadian Dollar,
Expiring 07/29/16	BNP Paribas	CAD	595	465,534	460,599	(4,935)
Expiring 07/29/16	Morgan Stanley	CAD	1,570	1,210,480	1,215,362	4,882
Expiring 07/29/16	Morgan Stanley	CAD	545	419,348	421,894	2,546
Expiring 07/29/16	Royal Bank of Canada	CAD	2,339	1,824,398	1,810,657	(13,741)
Chinese Renminbi,
Expiring 10/21/16	Barclays Capital Group	CNH	14,900	2,227,871	2,224,399	(3,472)
Expiring 10/21/16	Barclays Capital Group	CNH	9,329	1,366,793	1,392,712	25,919
Expiring 10/21/16	Barclays Capital Group	CNH	9,242	1,343,554	1,379,725	36,171
Expiring 10/21/16	Barclays Capital Group	CNH	4,621	673,027	689,863	16,836

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 10/21/16	Barclays Capital Group	CNH	3,710	$550,731	$553,860	$3,129
Expiring 10/21/16	Barclays Capital Group	CNH	2,918	436,460	435,623	(837)
Expiring 10/21/16	Barclays Capital Group	CNH	2,918	437,147	435,624	(1,523)
Expiring 10/21/16	JPMorgan Chase	CNH	9,077	1,375,303	1,355,092	(20,211)
Expiring 10/21/16	JPMorgan Chase	CNH	2,625	398,876	391,883	(6,993)
Expiring 10/21/16	Standard Chartered PLC	CNH	9,155	1,371,330	1,366,736	(4,594)
Euro,
Expiring 07/29/16	Bank of America	EUR	11,175	12,708,769	12,415,014	(293,755)
Expiring 07/29/16	Barclays Capital Group	EUR	148	164,570	164,422	(148)
Expiring 07/29/16	JPMorgan Chase	EUR	1,565	1,733,159	1,738,657	5,498
Expiring 07/29/16	Morgan Stanley	EUR	920	1,039,737	1,022,086	(17,651)
Expiring 07/29/16	Morgan Stanley	EUR	845	939,152	938,764	(388)
Expiring 07/29/16	Royal Bank of Canada	EUR	407	450,467	452,162	1,695
Expiring 07/29/16	Standard Chartered PLC	EUR	5,205	5,765,134	5,782,564	17,430
Japanese Yen,
Expiring 07/29/16	Citigroup Global Markets	JPY	753,915	7,259,444	7,307,425	47,981
Expiring 07/29/16	Citigroup Global Markets	JPY	250,020	2,415,939	2,423,353	7,414
Mexican Peso,
Expiring 07/29/16	Royal Bank of Canada	MXN	325,989	17,432,847	17,781,063	348,216
New Zealand Dollar,
Expiring 07/29/16	Citigroup Global Markets	NZD	4,990	3,573,893	3,557,360	(16,533)
Expiring 07/29/16	Deutsche Bank AG	NZD	705	498,298	502,593	4,295
Expiring 07/29/16	Morgan Stanley	NZD	1,660	1,181,678	1,183,411	1,733
Norwegian Krone,
Expiring 07/29/16	Citigroup Global Markets	NOK	7,110	831,306	849,557	18,251
Expiring 07/29/16	Hong Kong & Shanghai Bank	NOK	2,308	277,943	275,777	(2,166)
Expiring 07/29/16	JPMorgan Chase	NOK	25,265	3,000,006	3,018,856	18,850
Expiring 07/29/16	JPMorgan Chase	NOK	10,850	1,277,899	1,296,442	18,543
Expiring 07/29/16	UBS AG	NOK	2,307	277,718	275,658	(2,060)
Swedish Krona,
Expiring 07/29/16	Goldman Sachs & Co.	SEK	31,975	3,764,965	3,784,093	19,128
Expiring 07/29/16	JPMorgan Chase	SEK	24,440	2,868,006	2,892,361	24,355
Expiring 07/29/16	JPMorgan Chase	SEK	24,440	2,882,942	2,892,361	9,419

				$133,722,758	$130,783,290	(2,939,468)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/29/16	Bank of America	AUD	14,405	$10,753,405	$10,731,387	$22,018
Expiring 07/29/16	BNP Paribas	AUD	9,003	6,716,283	6,707,024	9,259
Expiring 07/29/16	BNP Paribas	AUD	755	560,902	562,457	(1,555)
Expiring 07/29/16	Citigroup Global Markets	AUD	11,118	8,314,285	8,282,649	31,636
Expiring 07/29/16	Hong Kong & Shanghai Bank	AUD	4,765	3,563,982	3,549,813	14,169
Expiring 07/29/16	JPMorgan Chase	AUD	7,941	5,959,586	5,915,859	43,727
Expiring 07/29/16	Royal Bank of Canada	AUD	12,605	9,390,688	9,390,430	258
Brazilian Real,
Expiring 07/05/16	Citigroup Global Markets	BRL	115	31,623	35,742	(4,119)
Expiring 07/05/16	Morgan Stanley	BRL	4,060	1,115,446	1,261,853	(146,407)
Expiring 08/02/16	Morgan Stanley	BRL	3,990	1,220,295	1,229,014	(8,719)
British Pound,
Expiring 07/29/16	BNP Paribas	GBP	82,654	108,884,248	110,062,047	(1,177,799)
Expiring 07/29/16	BNP Paribas	GBP	3,266	4,302,465	4,349,005	(46,540)
Expiring 07/29/16	Citigroup Global Markets	GBP	3,198	4,582,703	4,258,457	324,246
Expiring 07/29/16	Citigroup Global Markets	GBP	1,999	2,698,826	2,661,868	36,958
Expiring 07/29/16	Citigroup Global Markets	GBP	1,135	1,501,719	1,511,366	(9,647)

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 07/29/16	Citigroup Global Markets	GBP	475	$635,940	$632,510	$3,430
Expiring 07/29/16	JPMorgan Chase	GBP	2,320	3,186,335	3,089,312	97,023
Expiring 07/29/16	JPMorgan Chase	GBP	2,085	2,848,736	2,776,386	72,350
Expiring 07/29/16	JPMorgan Chase	GBP	2,085	2,819,343	2,776,385	42,958
Expiring 07/29/16	JPMorgan Chase	GBP	1,310	1,930,665	1,744,396	186,269
Expiring 07/29/16	Royal Bank of Canada	GBP	1,985	2,654,368	2,643,226	11,142
Expiring 07/29/16	UBS AG	GBP	1,460	1,957,795	1,944,136	13,659
Canadian Dollar,
Expiring 07/29/16	Credit Suisse First Boston Corp.	CAD	1,090	835,659	843,786	(8,127)
Expiring 07/29/16	Morgan Stanley	CAD	1,160	907,697	897,974	9,723
Expiring 07/29/16	Royal Bank of Canada	CAD	38,789	30,255,049	30,027,180	227,869
Chinese Renminbi,
Expiring 10/21/16	Barclays Capital Group	CNH	21,276	3,251,471	3,176,262	75,209
Expiring 10/21/16	Barclays Capital Group	CNH	20,542	3,123,000	3,066,685	56,315
Expiring 10/21/16	Barclays Capital Group	CNH	15,260	2,333,415	2,278,142	55,273
Expiring 10/21/16	Barclays Capital Group	CNH	8,982	1,337,328	1,340,910	(3,582)
Expiring 10/21/16	Barclays Capital Group	CNH	2,435	375,002	363,518	11,484
Czech Koruna,
Expiring 07/29/16	State Street Bank	CZK	37,992	1,583,781	1,559,339	24,442
Danish Krone,
Expiring 07/29/16	BNP Paribas	DKK	21,814	3,324,090	3,258,354	65,736
Euro,
Expiring 07/29/16	Bank of America	EUR	4,735	5,221,285	5,260,411	(39,126)
Expiring 07/29/16	Bank of America	EUR	1,222	1,360,057	1,357,597	2,460
Expiring 07/29/16	Bank of America	EUR	659	735,490	732,125	3,365
Expiring 07/29/16	Barclays Capital Group	EUR	146,739	161,733,525	163,021,633	(1,288,108)
Expiring 07/29/16	Citigroup Global Markets	EUR	146,739	161,679,246	163,021,634	(1,342,388)
Expiring 07/29/16	Citigroup Global Markets	EUR	6,183	6,877,147	6,869,086	8,061
Expiring 07/29/16	Citigroup Global Markets	EUR	5,402	5,988,890	6,001,424	(12,534)
Expiring 07/29/16	Citigroup Global Markets	EUR	5,170	5,745,995	5,743,680	2,315
Expiring 07/29/16	Citigroup Global Markets	EUR	4,946	5,467,794	5,494,824	(27,030)
Expiring 07/29/16	Citigroup Global Markets	EUR	3,298	3,645,932	3,663,956	(18,024)
Expiring 07/29/16	Citigroup Global Markets	EUR	3,134	3,474,556	3,481,759	(7,203)
Expiring 07/29/16	Citigroup Global Markets	EUR	2,080	2,325,746	2,310,804	14,942
Expiring 07/29/16	Citigroup Global Markets	EUR	2,061	2,347,988	2,289,695	58,293
Expiring 07/29/16	Citigroup Global Markets	EUR	2,061	2,340,734	2,289,696	51,038
Expiring 07/29/16	Citigroup Global Markets	EUR	1,340	1,526,859	1,488,691	38,168
Expiring 07/29/16	Citigroup Global Markets	EUR	1,335	1,471,437	1,483,136	(11,699)
Expiring 07/29/16	Citigroup Global Markets	EUR	1,043	1,187,995	1,158,735	29,260
Expiring 07/29/16	Citigroup Global Markets	EUR	721	824,173	801,004	23,169
Expiring 07/29/16	Hong Kong & Shanghai Bank	EUR	1,714	1,899,146	1,904,191	(5,045)
Expiring 07/29/16	Hong Kong & Shanghai Bank	EUR	1,380	1,531,604	1,533,129	(1,525)
Expiring 07/29/16	JPMorgan Chase	EUR	6,303	6,954,289	7,002,401	(48,112)
Expiring 07/29/16	JPMorgan Chase	EUR	5,153	5,682,574	5,724,794	(42,220)
Expiring 07/29/16	JPMorgan Chase	EUR	2,688	2,983,694	2,986,270	(2,576)
Expiring 07/29/16	JPMorgan Chase	EUR	1,042	1,171,290	1,157,623	13,667
Expiring 07/29/16	JPMorgan Chase	EUR	860	980,710	955,429	25,281
Expiring 07/29/16	Morgan Stanley	EUR	2,268	2,514,276	2,519,665	(5,389)
Expiring 07/29/16	Royal Bank of Canada	EUR	6,120	6,804,179	6,799,095	5,084
Expiring 07/29/16	Westpac Banking Corp.	EUR	12	13,584	13,332	252
Hong Kong Dollar,
Expiring 04/28/17	Citigroup Global Markets	HKD	65,766	8,474,072	8,483,145	(9,073)
Expiring 04/28/17	Hong Kong & Shanghai Bank	HKD	36,484	4,701,080	4,706,065	(4,985)
Expiring 04/28/17	Hong Kong & Shanghai Bank	HKD	33,630	4,333,498	4,337,928	(4,430)
Expiring 04/28/17	Standard Chartered PLC	HKD	32,958	4,243,337	4,251,247	(7,910)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,244,506	2,244,810	(304)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,915	2,244,810	(1,895)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,857	2,244,810	(1,953)

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Hong Kong Dollar (continued),
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	$2,242,857	$2,244,810	$(1,953)
Expiring 04/28/17	Standard Chartered PLC	HKD	11,602	1,496,337	1,496,540	(203)
Expiring 04/28/17	Standard Chartered PLC	HKD	5,801	747,638	748,270	(632)
Israeli Shekel,
Expiring 07/29/16	Hong Kong & Shanghai Bank	ILS	4,041	1,048,467	1,047,615	852
Japanese Yen,
Expiring 07/29/16	Bank of America	JPY	559,112	5,292,616	5,419,270	(126,654)
Expiring 07/29/16	BNP Paribas	JPY	20,403,381	199,881,276	197,762,581	2,118,695
Expiring 07/29/16	BNP Paribas	JPY	335,096	3,282,761	3,247,964	34,797
Expiring 07/29/16	Citigroup Global Markets	JPY	250,020	2,457,054	2,423,353	33,701
Expiring 07/29/16	JPMorgan Chase	JPY	81,400	796,710	788,981	7,729
Expiring 07/29/16	Morgan Stanley	JPY	276,679	2,693,000	2,681,749	11,251
Expiring 07/29/16	Morgan Stanley	JPY	250,020	2,394,071	2,423,353	(29,282)
Expiring 07/29/16	Royal Bank of Canada	JPY	522,100	5,092,473	5,060,526	31,947
Malaysian Ringgit,
Expiring 07/29/16	Citigroup Global Markets	MYR	13,561	3,344,184	3,357,040	(12,856)
Mexican Peso,
Expiring 07/29/16	Royal Bank of Canada	MXN	84,311	4,508,682	4,598,742	(90,060)
New Zealand Dollar,
Expiring 07/29/16	Citigroup Global Markets	NZD	10,121	7,237,527	7,215,238	22,289
Expiring 07/29/16	Commonwealth Bank of Australia	NZD	15,205	10,854,683	10,839,611	15,072
Expiring 07/29/16	Commonwealth Bank of Australia	NZD	2,568	1,833,267	1,830,721	2,546
Expiring 07/29/16	Morgan Stanley	NZD	1,255	904,302	894,687	9,615
Expiring 07/29/16	Morgan Stanley	NZD	1,090	774,461	777,058	(2,597)
Expiring 07/29/16	National Australia Bank Ltd.	NZD	7,603	5,425,638	5,420,162	5,476
Expiring 07/29/16	National Australia Bank Ltd.	NZD	1,284	916,286	915,361	925
Expiring 07/29/16	State Street Bank	NZD	7,602	5,423,009	5,419,450	3,559
Expiring 07/29/16	State Street Bank	NZD	1,284	915,962	915,361	601
Expiring 07/29/16	Westpac Banking Corp.	NZD	4,133	2,919,737	2,946,406	(26,669)
Expiring 07/29/16	Westpac Banking Corp.	NZD	2,614	1,846,438	1,863,515	(17,077)
Norwegian Krone,
Expiring 07/29/16	Hong Kong & Shanghai Bank	NOK	10,344	1,245,687	1,235,980	9,707
Expiring 07/29/16	JPMorgan Chase	NOK	12,050	1,435,814	1,439,826	(4,012)
Expiring 07/29/16	JPMorgan Chase	NOK	8,330	1,009,397	995,332	14,065
Expiring 07/29/16	UBS AG	NOK	10,343	1,245,098	1,235,861	9,237
Polish Zloty,
Expiring 07/29/16	Goldman Sachs & Co.	PLN	5,109	1,312,925	1,293,985	18,940
Expiring 07/29/16	Goldman Sachs & Co.	PLN	2,170	533,497	549,608	(16,111)
Expiring 07/29/16	Goldman Sachs & Co.	PLN	2,065	501,263	523,014	(21,751)
Expiring 07/29/16	Hong Kong & Shanghai Bank	PLN	4,589	1,144,360	1,162,282	(17,922)
Expiring 07/29/16	JPMorgan Chase	PLN	354	86,236	89,659	(3,423)
Singapore Dollar,
Expiring 07/29/16	Morgan Stanley	SGD	3,148	2,308,118	2,336,285	(28,167)
Expiring 07/29/16	Standard Chartered PLC	SGD	2,387	1,778,689	1,771,510	7,179
South African Rand,
Expiring 07/29/16	Goldman Sachs & Co.	ZAR	17,293	1,132,630	1,167,068	(34,438)
Expiring 07/29/16	Goldman Sachs & Co.	ZAR	9,165	589,738	618,527	(28,789)
Expiring 07/29/16	Goldman Sachs & Co.	ZAR	8,128	533,485	548,542	(15,057)
Expiring 07/29/16	Hong Kong & Shanghai Bank	ZAR	34,567	2,339,322	2,332,855	6,467
South Korean Won,
Expiring 07/29/16	Credit Suisse First Boston Corp.	KRW	5,395,940	4,660,833	4,683,210	(22,377)
Expiring 07/29/16	Goldman Sachs & Co.	KRW	5,901,810	5,093,388	5,122,262	(28,874)
Expiring 07/29/16	UBS AG	KRW	5,564,563	4,806,152	4,829,560	(23,408)
Swedish Krona,
Expiring 07/29/16	Citigroup Global Markets	SEK	29,050	3,520,474	3,437,933	82,541
Expiring 07/29/16	Citigroup Global Markets	SEK	8,010	940,306	947,946	(7,640)
Expiring 07/29/16	Goldman Sachs & Co.	SEK	30,307	3,568,563	3,586,693	(18,130)
Expiring 07/29/16	JPMorgan Chase	SEK	24,970	2,937,740	2,955,083	(17,343)

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swiss Franc,
Expiring 07/29/16	JPMorgan Chase	CHF	6,966	$7,184,406	$7,147,289	$37,117
Thai Baht,
Expiring 07/29/16	Deutsche Bank AG	THB	130,105	3,693,961	3,700,440	(6,479)
Turkish Lira,
Expiring 07/29/16	Societe Generale	TRY	3,392	1,159,972	1,170,756	(10,784)

				$995,020,080	$995,725,976	(705,896)

						$(3,645,364)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
HKD 12,400	06/16/21	2.360%	3 Month HIBOR(2)	$(40,085)	$—	$(40,085)	Goldman Sachs & Co.
HKD 12,400	06/16/26	2.378%	3 Month HIBOR(2)	(41,390)	—	(41,390)	JPMorgan Chase
HKD 12,400	06/16/26	2.365%	3 Month HIBOR(2)	(40,458)	—	(40,458)	Morgan Stanley
HKD 12,400	06/16/26	2.355%	3 Month HIBOR(2)	(39,712)	—	(39,712)	Goldman Sachs & Co.
HKD 9,050	06/16/26	2.240%	3 Month HIBOR(2)	(22,725)	3,044	(25,769)	Goldman Sachs & Co.
HKD 9,045	06/16/26	2.240%	3 Month HIBOR(2)	(22,713)	6,572	(29,285)	Goldman Sachs & Co.
HKD 7,215	06/16/26	2.240%	3 Month HIBOR(2)	(18,118)	2,283	(20,401)	JPMorgan Chase
NZD 26,585	09/19/20	2.470%	3 Month NZDBBR(1)	42,653	51,932	(9,279)	Deutsche Bank AG
NZD 8,710	09/19/20	2.470%	3 Month NZDBBR(1)	13,974	11,185	2,789	JPMorgan Chase
NZD 8,710	09/19/20	2.470%	3 Month NZDBBR(1)	13,974	19,628	(5,654)	JPMorgan Chase
PLN 19,795	09/21/21	1.968%	6 Month WIBOR(1)	34,144	—	34,144	JPMorgan Chase
PLN 17,145	09/21/26	2.565%	6 Month WIBOR(2)	(139,140)	—	(139,140)	JPMorgan Chase
PLN 5,135	09/21/26	2.565%	6 Month WIBOR(2)	(41,673)	(20,954)	(20,719)	JPMorgan Chase
PLN 3,460	09/21/26	2.565%	6 Month WIBOR(2)	(28,080)	2,006	(30,086)	JPMorgan Chase
ZAR 199,695	09/20/18	7.780%	3 Month JIBAR(2)	(153)	—	(153)	JPMorgan Chase

				$(329,502)	$75,696	$(405,198)

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP 45,120	09/19/20	0.750%	6 Month LIBOR(2)	$(150,621)	$(149,997)	$624
8,875	06/16/26	2.135%	3 Month LIBOR(1)	—	144,259	144,259

				$(150,621)	$(5,738)	$144,883

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

U.S. Treasury Obligations with a combined market value of $275,758 have been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$4,003,505	$—
Corporate Bonds
Belgium	—	10,083,833	—
Canada	—	6,097,693	—
Denmark	—	6,923,830	—
France	—	19,210,282	—
Germany	—	24,403,756	—
Hong Kong	—	1,057,833	—
Ireland	—	3,313,642	—
Italy	—	7,591,808	—
Mexico	—	1,843,885	—
Netherlands	—	18,659,803	—
Spain	—	1,791,740	—
Sweden	—	3,949,908	—
Switzerland	—	11,931,757	—
United Kingdom	—	42,897,862	—
United States	—	289,946,249	—
Foreign Government Bonds	—	685,935,883	—
U.S. Government Agency Obligations	—	174,953,981	—
U.S. Treasury Obligations	—	256,611,901	—
Unaffiliated Fund	11,167,017	—	—
Options Purchased	—	55,809	—
Other Financial Instruments*
Futures Contracts	464,144	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,645,364)	—
OTC Interest Rate Swap Agreements	—	(329,502)	—
Centrally Cleared Interest Rate Swap Agreements	—	144,883	—

Total	$11,631,161	$1,567,434,977	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Foreign Government Bonds	43.4%
U.S. Treasury Obligations	16.2
U.S. Government Agency Obligations	11.1
Banks	9.1
Auto Manufacturers	3.5
Agriculture	2.8
Oil & Gas	1.8
Telecommunications	1.7
Media	1.5
Insurance	1.4
Diversified Financial Services	1.1
Electric	1.0
Healthcare-Services	0.9
Beverages	0.8
Unaffiliated Fund	0.7
Real Estate	0.4
Pipelines	0.4
Foods	0.3%

Trucking & Leasing	0.3
Non-Residential Mortgage-Backed Securities	0.2
Miscellaneous Manufacturing	0.2
Retail	0.2
Advertising	0.2
Environmental Control	0.2
Transportation	0.1
Commercial Services	0.1
Software	0.1
Auto Parts & Equipment	0.1
Holding Companies-Diversified	0.1
Healthcare-Products	0.1
Pharmaceuticals	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$4,987,836		Unrealized depreciation on OTC forward foreign currency exchange contracts	$8,633,200
Interest rate contracts	Due from/to broker-variation margin futures	2,042,620	*	Due from/to broker-variation margin futures	1,578,476	*
Interest rate contracts	Due from/to broker-variation margin swaps	144,883	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	36,933		Unrealized depreciation on OTC swap agreements	442,131
Interest rate contracts	Premiums paid for OTC swap agreements	96,650		Premiums received for OTC swap agreements	20,954
Interest rate contracts	Unaffiliated investments	55,809		—	—

		$7,364,731			$10,674,761

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts(1)	Swaps	Total
Credit contracts	$—	$—	$960,527	$960,527
Foreign exchange contracts	—	(24,210,703)	—	(24,210,703)
Interest rate contracts	(4,629,703)	—	927,066	(3,702,637)

Total	$(4,629,703)	$(24,210,703)	$1,887,593	$(26,952,813)

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Exchange Contracts(3)	Swaps	Total
Foreign exchange contracts	$—	$—	$1,775,661	$—	$1,775,661
Interest rate contracts	(163,295)	68,950	—	(76,828)	(171,173)

Total	$(163,295)	$68,950	$1,775,661	$(76,828)	$1,604,488

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)	Forward Foreign Currency Exchange Contracts — Sold(3)	Interest Rate Swap Agreements(4)
$146,069	$421,519,676	$189,756,283	$97,967,225	$815,323,298	$138,354

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$27,843	$(27,843)	$—	$—
Barclays Capital Group	280,336	(280,336)	—	—
BNP Paribas	2,228,487	(1,234,201)	—	994,286
Citigroup Global Markets	833,693	(833,693)	—	—
Commonwealth Bank of Australia	17,618	—	—	17,618
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	95,794	(15,758)	—	80,036
Goldman Sachs & Co.	62,937	(62,937)	—	—
Hong Kong & Shanghai Bank	31,195	(31,195)	—	—
JPMorgan Chase	700,073	(700,073)	—	—
Morgan Stanley	190,281	(190,281)	—	—
National Australia Bank Ltd.	6,401	—	—	6,401
Royal Bank of Canada	626,211	(103,895)	—	522,316
Societe Generale	—	—	—	—
Standard Chartered PLC	24,609	(19,444)	—	5,165
State Street Bank	28,602	—	—	28,602
UBS AG	22,896	(22,896)	—	—
Westpac Banking Corp.	252	(252)	—	—

	$5,177,228

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(3,104,671)	$27,843	$—	$(3,076,828)
Barclays Capital Group	(1,302,802)	280,336	—	(1,022,466)
BNP Paribas	(1,234,201)	1,234,201	—	—
Citigroup Global Markets	(1,478,746)	833,693	—	(645,053)
Commonwealth Bank of Australia	—	—	—	—
Credit Suisse First Boston Corp.	(30,504)	—	—	(30,504)
Deutsche Bank AG	(15,758)	15,758	—	—
Goldman Sachs & Co.	(298,001)	62,937	—	(235,064)
Hong Kong & Shanghai Bank	(79,947)	31,195	—	(48,752)
JPMorgan Chase.	(1,062,337)	700,073	—	(362,264)
Morgan Stanley	(285,981)	190,281	—	(95,700)
National Australia Bank Ltd.	—	—	—	—
Royal Bank of Canada	(103,895)	103,895	—	—
Societe Generale.	(10,784)	—	—	(10,784)
Standard Chartered PLC	(19,444)	19,444	—	—
State Street Bank	—	—	—	—
UBS AG	(25,468)	22,896	—	(2,572)
Westpac Banking Corp.	(43,746)	252	—	(43,494)

	$(9,096,285)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,512,128,445)	$1,582,431,977
Cash	149,613
Foreign currency, at value (cost $4,772,881)	4,770,068
Receivable for investments sold	12,866,392
Dividends and interest receivable	8,986,318
Unrealized appreciation on OTC forward foreign currency contracts	4,987,836
Due from broker-variation margin swaps	1,660,269
Receivable for fund share sold	1,310,617
Due from broker-variation margin futures	378,685
Premiums paid for OTC swap agreements	96,650
Tax reclaim receivable	57,089
Unrealized appreciation on OTC swap agreements	36,933
Prepaid expenses	134

Total Assets	1,617,732,581

LIABILITIES:
Payable for investments purchased	28,098,159
Unrealized depreciation on OTC forward foreign currency contracts	8,633,200
Unrealized depreciation on OTC swap agreements	442,131
Advisory fees payable	346,269
Distribution fee payable	43,124
Accrued expenses and other liabilities	22,652
Premiums received for OTC swap agreements	20,954
Affiliated transfer agent fee payable	342

Total Liabilities	37,606,831

NET ASSETS	$1,580,125,750

Net assets were comprised of:
Paid-in capital	$1,507,959,609
Retained earnings	72,166,141

Net assets, June 30, 2016	$1,580,125,750

Net asset value and redemption price per share, $1,580,125,750 / 147,780,395 outstanding shares of beneficial interest	$10.69

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Interest income (net of $211,546 foreign withholding tax)	$11,231,728
Affiliated dividend income	43,684
Unaffiliated dividend income	22,291

11,297,703

EXPENSES
Advisory fees	3,990,337
Distribution fee	1,603,795
Custodian and accounting fees	168,000
Audit fee	28,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Miscellaneous	4,877

Total expenses	5,815,009

NET INVESTMENT INCOME (LOSS)	5,482,694

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,893,557
Futures transactions	(4,629,703)
Swap agreements transactions	1,887,593
Foreign currency transactions	(21,101,927)

(19,950,480)

Net change in unrealized appreciation (depreciation) on:
Investments	82,304,338
Futures	68,950
Swap agreements	(76,828)
Foreign currencies	1,832,956

84,129,416

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	64,178,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,661,630

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,482,694	$2,726,311
Net realized gain (loss) on investment and foreign currency transactions	(19,950,480)	17,071,855
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	84,129,416	(17,293,655)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,661,630	2,504,511

FUND SHARE TRANSACTIONS:
Fund share sold [63,027,330 and 95,674,910 shares, respectively]	654,148,531	966,420,666
Fund share repurchased [8,719,067 and 2,202,778 shares, respectively]	(90,300,694)	(22,308,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	563,847,837	944,111,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	633,509,467	946,616,283
NET ASSETS:
Beginning of period	946,616,283	—

End of period	$1,580,125,750	$946,616,283

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 70.7%		Value (Note 2)
COMMON STOCKS — 37.0%	Shares
Australia
Star Entertainment Group Ltd. (The)	1,424	$5,802

Belgium — 0.1%
UCB SA	229	17,195

Brazil
Kroton Educacional SA	1,281	5,411

Canada — 0.8%
Agnico Eagle Mines Ltd.	122	6,527
Crew Energy, Inc.*	3,285	14,773
Franco-Nevada Corp.	87	6,617
Goldcorp, Inc.	281	5,376
Kelt Exploration Ltd.*	5,565	20,374
Keyera Corp.	568	17,375
Raging River Exploration, Inc.*	3,390	26,974
Seven Generations Energy Ltd. (Class A Stock)*	1,195	22,809
Tidewater Midstream and Infrastructure Ltd.	5,175	5,047

		125,872

China — 0.4%
58.com, Inc., ADR*	198	9,086
Alibaba Group Holding Ltd., ADR*	285	22,666
China Lodging Group Ltd., ADR	150	5,465
NetEase, Inc., ADR	17	3,285
Tencent Holdings Ltd.	700	16,058

		56,560

Denmark — 0.1%
DSV A/S	134	5,634
Genmab A/S*	21	3,829

		9,463

Finland — 0.2%
Nokia OYJ	4,622	26,324

France — 0.1%
Essilor International SA	167	21,949

Hong Kong
Tongda Group Holdings Ltd.	37,000	7,269

Isle of Man
Paysafe Group PLC*	663	3,458

Israel — 0.1%
Mellanox Technologies Ltd.*	239	11,462

Japan — 10.4%
Aeon Delight Co. Ltd.	885	24,106
Aizawa Securities Co. Ltd.	2,093	10,601
Alpine Electronics, Inc.	1,440	14,112
Amano Corp.	1,066	18,569
Aoyama Trading Co. Ltd.	730	26,920
Asahi Group Holdings Ltd.	873	28,228
Astellas Pharma, Inc.	1,865	29,248
Bandai Namco Holdings, Inc.	1,406	36,284
Canon, Inc.	603	17,216
Chugai Pharmaceutical Co. Ltd.	48	1,711
Daiichi Sankyo Co. Ltd.	600	14,577
Daiichikosho Co. Ltd.	356	14,924
Daito Trust Construction Co. Ltd.	203	32,960
DeNA Co. Ltd.	907	21,218
Eisai Co. Ltd.	350	19,543

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Fuji Heavy Industries Ltd.	992	$34,098
GLP J-Reit, REIT	14	17,672
Hazama Ando Corp.	5,682	31,560
HIS Co. Ltd.	628	20,281
Hitachi High-Technologies Corp.	656	17,953
Hosiden Corp.	2,129	13,236
Isuzu Motors Ltd.	2,347	28,908
ITOCHU Corp.	2,813	34,412
Japan Airlines Co. Ltd.	754	24,258
Japan Petroleum Exploration Co. Ltd.	1,042	21,004
Japan Post Bank Co. Ltd.	1,289	15,157
Japan Tobacco, Inc.	426	17,169
JGC Corp.	1,362	19,498
Kao Corp.	184	10,717
KDDI Corp.	1,120	34,059
Kinden Corp.	2,945	31,879
Kuroda Electric Co. Ltd.	1,248	21,436
LaSalle Logiport, REIT*	34	34,608
Mitsubishi UFJ Financial Group, Inc.	6,898	30,923
MS&AD Insurance Group Holdings, Inc.	1,291	33,450
Namura Shipbuilding Co. Ltd.	1,304	7,213
Nichicon Corp.	1,017	6,608
Nintendo Co. Ltd.	203	29,171
Nippo Corp.	1,417	24,104
Nippon Telegraph & Telephone Corp.	1,054	49,427
Nippon Television Holdings, Inc.	2,219	36,637
Nissin Kogyo Co. Ltd.	1,523	19,507
NSD Co. Ltd.	1,022	16,284
NTT DOCOMO, Inc.	810	21,844
Olympus Corp.	400	14,937
Ono Pharmaceutical Co. Ltd.	702	30,580
Otsuka Holdings Co. Ltd.	234	10,783
Pal Co. Ltd.	670	15,796
PanaHome Corp.	1,990	15,753
Paramount Bed Holdings Co. Ltd.	400	20,304
Recruit Holdings Co. Ltd.	920	33,611
San-In Godo Bank Ltd. (The)	2,346	15,318
Sankyo Co. Ltd.	392	14,697
Shimamura Co. Ltd.	192	28,567
Shionogi & Co. Ltd.	1,057	57,782
Sony Financial Holdings, Inc.	1,512	17,096
Sumitomo Mitsui Financial Group, Inc.	1,120	32,340
Sumitomo Real Estate Sales Co. Ltd.	1,041	20,466
Sundrug Co. Ltd.	54	5,070
Suzuki Motor Corp.	560	15,164
T&D Holdings, Inc.	2,281	19,370
Tachi-S Co. Ltd.	1,176	17,293
Takuma Co. Ltd.	2,979	26,434
Tokai Rika Co. Ltd.	913	13,486
Tokio Marine Holdings, Inc.	1,159	38,584
Tokyo Ohka Kogyo Co. Ltd.	606	14,952
Tokyo Seimitsu Co. Ltd.	973	22,658
Toshiba Machine Co. Ltd.	5,280	15,971
Toyota Industries Corp.	817	32,484
TS Tech Co. Ltd.	987	24,185
TV Asahi Holdings Corp.	1,686	27,453
Ushio, Inc.	1,722	20,231
Yamato Kogyo Co. Ltd.	1,076	24,424

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Zojirushi Corp.	125	$2,375

		1,661,454

Mexico
Grupo Financiero Banorte SAB de CV (Class O Stock)	955	5,337

Netherlands — 0.1%
NXP Semiconductors NV*	185	14,493

Singapore — 0.4%
Broadcom Ltd.	373	57,964

South Korea — 0.3%
Advanced Process Systems Corp.*	499	7,606
NAVER Corp.	13	8,054
Samsung Electronics Co. Ltd.	27	33,624

		49,284

Sweden — 0.1%
Arcam AB*	417	10,785

Switzerland — 0.6%
Actelion Ltd.*	97	16,335
Lonza Group AG*	19	3,156
Partners Group Holding AG	13	5,571
Roche Holding AG	260	68,609

		93,671

Taiwan — 0.5%
Catcher Technology Co. Ltd.	1,000	7,456
Largan Precision Co. Ltd.	175	16,185
Silicon Motion Technology Corp., ADR	537	25,669
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	761	19,961
Win Semiconductors Corp.	3,100	6,345

		75,616

United Kingdom — 0.5%
AstraZeneca PLC, ADR	1,640	49,512
Auto Trader Group PLC	748	3,536
Randgold Resources Ltd., ADR	45	5,042
RPC Group PLC	416	4,354
Sage Group PLC (The)	642	5,549
Smith & Nephew PLC	1,104	18,747

		86,740

United States — 22.3%
Abbott Laboratories	660	25,945
Acacia Communications, Inc.*	290	11,583
Acadia Healthcare Co., Inc.*	143	7,922
Accenture PLC (Class A Stock)	167	18,919
Activision Blizzard, Inc.	138	5,469
Adobe Systems, Inc.*	86	8,238
Advance Auto Parts, Inc.	46	7,435
Aetna, Inc.	220	26,869
Akamai Technologies, Inc.*	663	37,082
Alkermes PLC*	520	22,474
Allergan PLC*	380	87,814
Alliance Data Systems Corp.*	65	12,735
Alnylam Pharmaceuticals, Inc.*	140	7,769
Alphabet, Inc. (Class A Stock)*	205	144,224
Altria Group, Inc.	81	5,586
Amazon.com, Inc.*	169	120,940

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
American Tower Corp., REIT	58	$6,589
Anadarko Petroleum Corp.	619	32,962
Anika Therapeutics, Inc.*	66	3,541
Apple, Inc.	462	44,167
Applied Materials, Inc.	1,463	35,068
AptarGroup, Inc.	66	5,223
Arena Pharmaceuticals, Inc.*	3,130	5,352
Arista Networks, Inc.*	220	14,164
AT&T, Inc.	272	11,752
athenahealth, Inc.*	60	8,281
Automatic Data Processing, Inc.	131	12,035
AutoZone, Inc.*	9	7,145
Baxter International, Inc.	479	21,660
Becton, Dickinson and Co.	180	30,526
Bemis Co., Inc.	65	3,347
Boston Scientific Corp.*	2,120	49,544
Bristol-Myers Squibb Co.	1,689	124,226
BroadSoft, Inc.*	457	18,751
CACI International, Inc. (Class A Stock)*	31	2,803
Callaway Golf Co.	357	3,645
Callon Petroleum Co.*	1,715	19,259
Cardinal Health, Inc.	200	15,602
Celgene Corp.*	430	42,411
Central Garden & Pet Co.*	132	3,014
Cerner Corp.*	290	16,994
Charles River Laboratories International, Inc.*	49	4,040
Cimarex Energy Co.	309	36,870
Citrix Systems, Inc.*	61	4,885
Clorox Co. (The)	53	7,335
Cognizant Technology Solutions Corp. (Class A Stock)*	191	10,933
Coherent, Inc.*	247	22,670
Colgate-Palmolive Co.	149	10,907
Community Health Systems, Inc.*	200	2,410
ConAgra Foods, Inc.	229	10,948
Concho Resources, Inc.*	334	39,836
Core-Mark Holding Co., Inc.	210	9,841
CoStar Group, Inc.*	33	7,216
Costco Wholesale Corp.	26	4,083
Dave & Buster’s Entertainment, Inc.*	66	3,088
Diamondback Energy, Inc.*	780	71,144
Dollar General Corp.	22	2,068
Dollar Tree, Inc.*	22	2,073
Dr. Pepper Snapple Group, Inc.	76	7,344
Education Realty Trust, Inc., REIT	70	3,230
Edwards Lifesciences Corp.*	65	6,482
Electronic Arts, Inc.*	617	46,744
Eli Lilly & Co.	940	74,025
Energen Corp.	912	43,968
Envision Healthcare Holdings, Inc.*	510	12,939
EOG Resources, Inc.	370	30,865
EQT Corp.	634	49,091
Equinix, Inc., REIT	22	8,530
ExlService Holdings, Inc.*	132	6,918
Expedia, Inc.	182	19,347
Facebook, Inc. (Class A Stock)*	661	75,539
Fair Isaac Corp.	48	5,424
Federal Realty Investment Trust, REIT	54	8,940
First Solar, Inc.*	336	16,289

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
General Electric Co.	141	$4,439
General Mills, Inc.	165	11,768
Genpact Ltd.*	1,117	29,980
Gigamon, Inc.*	77	2,879
Global Payments, Inc.	623	44,470
Guidewire Software, Inc.*	170	10,499
Halliburton Co.	521	23,596
Hasbro, Inc.	61	5,123
HCA Holdings, Inc.*	350	26,953
IDEX Corp.	52	4,269
Illumina, Inc.*	100	14,038
Incyte Corp.*	620	49,588
Intersil Corp. (Class A Stock)	1,856	25,130
Intuitive Surgical, Inc.*	16	10,583
Ironwood Pharmaceuticals, Inc.*	560	7,322
j2 Global, Inc.	247	15,603
Johnson & Johnson	387	46,943
Lam Research Corp.	370	31,102
Laredo Petroleum, Inc.*	2,810	29,449
LifePoint Health, Inc.*	70	4,576
Lockheed Martin Corp.	43	10,671
Lumentum Holdings, Inc.*	309	7,478
Matador Resources Co.*	456	9,029
Match Group, Inc.*	536	8,080
MaxLinear, Inc. (Class A Stock)*	216	3,884
McKesson Corp.	185	34,530
Medicines Co. (The)*	320	10,762
Medtronic PLC	830	72,019
Merck & Co., Inc.	1,360	78,350
Microchip Technology, Inc.	923	46,851
Microsoft Corp.	1,096	56,082
MKS Instruments, Inc.	125	5,383
Mobileye NV*	419	19,333
Molson Coors Brewing Co. (Class B Stock)	80	8,090
Monolithic Power Systems, Inc.	341	23,297
Mylan NV*	835	36,105
Nasdaq, Inc.	87	5,626
Newfield Exploration Co.*	1,187	52,442
Nordson Corp.	79	6,605
Oclaro, Inc.*	1,090	5,319
ORBCOMM, Inc.*	2,623	26,099
O’Reilly Automotive, Inc.*	26	7,049
Panera Bread Co. (Class A Stock)*	39	8,266
ParkerVision, Inc.*(g)	3,178	9,979
Parsley Energy, Inc. (Class A Stock)*	284	7,685
Paychex, Inc.	191	11,365
PG&E Corp.	66	4,219
Pioneer Natural Resources Co.	416	62,903
Preferred Apartment Communities, Inc. (Class A Stock), REIT	72	1,060
Procter & Gamble Co. (The)	51	4,318
Pure Storage, Inc. (Class A Stock)*	1,559	16,993
QEP Resources, Inc.	3,295	58,091
QUALCOMM, Inc.	308	16,500
Raytheon Co.	56	7,613
Regency Centers Corp., REIT	64	5,359
Regeneron Pharmaceuticals, Inc.*	140	48,892
Reynolds American, Inc.	106	5,717
Rice Energy, Inc.*	1,324	29,181
RSP Permian, Inc.*	686	23,935

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
salesforce.com, Inc.*	298	$23,664
Seagate Technology PLC	1,334	32,496
ServiceNow, Inc.*	463	30,743
Shake Shack, Inc. (Class A Stock)*	28	1,020
Skyworks Solutions, Inc.	173	10,947
Southern Co. (The)	99	5,309
St. Jude Medical, Inc.	280	21,840
Stryker Corp.	240	28,759
Sun Communities, Inc., REIT	41	3,142
SunEdison Semiconductor Ltd.*	725	4,299
Surgical Care Affiliates, Inc.*	44	2,097
Synergy Resources Corp.*	5,024	33,460
Take-Two Interactive Software, Inc.*	85	3,223
Team Health Holdings, Inc.*	380	15,455
Texas Roadhouse, Inc.	116	5,290
Thermo Fisher Scientific, Inc.	210	31,030
Tractor Supply Co.	58	5,288
TransUnion*	676	22,605
TreeHouse Foods, Inc.*	31	3,182
Ultragenyx Pharmaceutical, Inc.*	390	19,075
UnitedHealth Group, Inc.	480	67,776
Universal Display Corp.*	54	3,661
Universal Electronics, Inc.*	37	2,674
Vantiv, Inc. (Class A Stock)*	252	14,263
VeriSign, Inc.*	175	15,131
Visa, Inc. (Class A Stock)	198	14,686
Walgreens Boots Alliance, Inc.	70	5,829
Wayfair, Inc. (Class A Stock)*	74	2,886
Weingarten Realty Investors, REIT	130	5,307
WellCare Health Plans, Inc.*	150	16,092
Workday, Inc. (Class A Stock)*	124	9,259
WPX Energy, Inc.*	5,098	47,462
Zendesk, Inc.*	467	12,319
Zillow Group, Inc. (Class A Stock)*	229	8,393
Zillow Group, Inc. (Class C Stock)*	267	9,687
Zoe’s Kitchen, Inc.*	207	7,508

		3,554,414

TOTAL COMMON STOCKS
(cost $5,814,685)		5,900,523

EXCHANGE TRADED FUNDS — 9.4%
PowerShares DB Agriculture Fund*	21,427	472,894
PowerShares DB Base Metals Fund*	31,033	416,463
PowerShares DB Energy Fund*	17,221	216,468
PowerShares DB Precious Metals Fund*	9,076	371,571
TOPIX Exchange Traded Fund	2,080	26,505

TOTAL EXCHANGE TRADED FUNDS
(cost $1,426,871)		1,503,901

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 24.3%
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	45	58,803
Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	40	53,824

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Canadian Government Bond (Canada),
Bonds
1.250%	08/01/17	CAD	90	$70,198
3.500%	12/01/45	CAD	25	27,207
4.000%	12/01/31	CAD	140	242,200
5.000%	06/01/37	CAD	15	18,306
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	130	36,739
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	40	50,947
France Government Bond (France),
Bonds
1.000%	07/25/17	EUR	300	386,379
1.850%	07/25/27	EUR	155	238,107
3.150%	07/25/32	EUR	105	234,386
3.500%	04/25/20	EUR	55	70,321
Ireland Government Bond (Ireland),
Bonds
4.500%	04/18/20	EUR	25	32,713
5.400%	03/13/25	EUR	25	39,315
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.500%	08/01/19	EUR	70	81,177
4.750%	06/01/17	EUR	65	75,384
Sr. Unsec’d. Notes
2.600%	09/15/23	EUR	180	266,489
Netherlands Government Bond (Netherlands),
Bonds, 144A
2.000%	07/15/24	EUR	40	52,110
4.000%	01/15/37	EUR	15	28,816
Norway Government Bond (Norway),
Bonds, 144A
3.000%	03/14/24	NOK	580	80,372
3.750%	05/25/21	NOK	235	32,309
4.250%	05/19/17	NOK	230	28,374
Spain Government Bond (Spain),
Bonds
1.400%	01/31/20	EUR	40	46,588
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR	55	76,913
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	315	45,282
5.000%	12/01/20	SEK	315	46,356
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	03/22/40	GBP	80	198,179
0.750%	11/22/47	GBP	75	225,865
1.125%	11/22/37	GBP	95	263,407
1.250%	11/22/27	GBP	55	131,016
1.250%	11/22/32	GBP	65	154,335
1.250%	11/22/55	GBP	50	213,416
2.500%	07/17/24	GBP	35	165,825
3.750%	09/07/21	GBP	15	23,381
5.000%	03/07/25	GBP	15	27,043

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Unsec’d. Notes
3.500%	01/22/45	GBP	25	$46,338

TOTAL FOREIGN GOVERNMENT BONDS
(cost $3,834,576)				3,868,420

TOTAL LONG-TERM INVESTMENTS
(cost $11,076,132)				11,272,844

Shares
SHORT-TERM INVESTMENTS — 25.9%
UNAFFILIATED MUTUAL FUND — 25.6%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio
(cost $4,086,003)	4,086,003	4,086,003

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.3%
Call Options — 0.3%
Currency Option USD vs CNH,
expiring 08/18/16, Strike Price 6.62	BNP Paribas		7		9,413
FTSE 100 Index,
expiring 09/16/16, Strike Price $6,537.20		GBP	—	(r)	22,202
iShares MSCI Emerging Market,
expiring 09/16/16, Strike Price $37.00			25		7,840
S&P 500 Index,
expiring 09/16/16, Strike Price $2,225.00			—	(r)	1,280

TOTAL OPTIONS PURCHASED
(cost $19,038)					40,735

TOTAL SHORT-TERM INVESTMENTS
(cost $4,105,041)					4,126,738

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 96.6%
(cost $15,181,173)					15,399,582

OPTION WRITTEN*
Call Option
Currency Option USD vs CNH,
expiring 08/18/16, Strike Price 6.87 (premiums received $3,185)	BNP Paribas		7		(1,682)

TOTAL INVESTMENTS, NET OF OPTION
WRITTEN — 96.6%
(cost $15,177,988)					15,397,900
Other assets in excess of liabilities(z) — 3.4%					546,768

NET ASSETS — 100.0%					$15,944,668

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(g)	Indicates a security that has been deemed illiquid.

(r)	Less than $500 par.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
5	2 Year U.S. Treasury Notes	Sep. 2016	$1,093,375	$1,096,641	$3,266
11	3 Year Australian Treasury Bonds	Sep. 2016	2,545,508	2,545,696	188
3	5 Year Euro-Bobl	Sep. 2016	441,161	444,790	3,629
3	5 Year U.S. Treasury Notes	Sep. 2016	364,461	366,492	2,031
5	10 Year Australian Treasury Bonds	Sep. 2016	3,955,126	3,959,974	4,848
1	10 Year Canadian Government Bonds	Sep. 2016	114,264	114,586	322
8	10 Year Euro-Bund	Sep. 2016	1,456,276	1,483,698	27,422
1	10 Year Japanese Bonds	Sep. 2016	1,479,495	1,480,850	1,355
2	10 Year Mini Japanese Government Bonds	Sep. 2016	294,253	295,996	1,743
5	20 Year U.S. Treasury Bonds	Sep. 2016	825,318	861,719	36,401
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	697,606	745,500	47,894
1	Amsterdam Index	Jul. 2016	93,486	96,615	3,129
1	ASX SPI 200 Index	Sep. 2016	96,563	96,507	(56)
4	Australian Dollar Currency	Sep. 2016	296,600	296,960	360
4	CAC40 10 Euro	Jul. 2016	184,303	187,948	3,645
4	Canadian Dollar Currency	Sep. 2016	313,460	308,480	(4,980)
10	Euro Schatz. DUA Index	Sep. 2016	1,243,630	1,243,647	17
1	Euro-OAT	Sep. 2016	174,612	178,437	3,825
1	FTSE/MIB Index	Sep. 2016	90,528	89,840	(688)
1	Hang Seng China Enterprises Index	Jul. 2016	54,596	56,232	1,636
2	Mini MSCI Emerging Markets Index	Sep. 2016	80,950	83,470	2,520
2	MSCI Taiwan Stock Index	Jul. 2016	62,320	63,500	1,180
1	S&P 500 E-Mini Index	Sep. 2016	104,360	104,510	150
2	S&P Mid Cap 400 E-Mini Index	Sep. 2016	298,770	298,600	(170)

					139,667

Short Positions:
12	10 Year U.S. Treasury Notes	Sep. 2016	1,579,438	1,595,812	(16,374)
4	British Pound Currency	Sep. 2016	345,701	331,200	14,501
3	Euro Currency	Sep. 2016	423,713	416,531	7,182
1	FTSE 100 Index	Sep. 2016	78,243	85,500	(7,257)
19	Japanese Yen Currency	Sep. 2016	2,243,501	2,305,413	(61,912)
1	Russell 2000 Mini Index	Sep. 2016	113,477	114,740	(1,263)
2	Swiss Franc Currency	Sep. 2016	260,842	256,600	4,242
8	TOPIX Index	Sep. 2016	1,016,994	964,896	52,098

					(8,783)

					$130,884

Cash of $411,000 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/29/16	Bank of America	AUD	50	$37,452	$37,249	$(203)
Expiring 07/29/16	Bank of America	AUD	40	29,860	29,799	(61)
Expiring 07/29/16	Bank of America	AUD	34	25,381	25,329	(52)
Expiring 07/29/16	Bank of America	AUD	25	18,726	18,625	(101)
Expiring 07/29/16	Barclays Capital Group	AUD	50	36,751	37,249	498
Expiring 07/29/16	BNP Paribas	AUD	25	18,650	18,624	(26)
Expiring 07/29/16	BNP Paribas	AUD	21	15,666	15,644	(22)
Expiring 07/29/16	Goldman Sachs & Co.	AUD	20	14,908	14,900	(8)
Expiring 07/29/16	JPMorgan Chase	AUD	105	78,015	78,222	207
Expiring 07/29/16	Royal Bank of Scotland Group PLC	AUD	35	26,075	26,074	(1)
Expiring 07/29/16	Royal Bank of Scotland Group PLC	AUD	30	22,350	22,349	(1)
Brazilian Real,
Expiring 07/05/16	Bank of America	BRL	35	10,349	10,878	529
Expiring 07/05/16	Barclays Capital Group	BRL	65	20,250	20,202	(48)
Expiring 07/05/16	Credit Agricole Securities (USA), Inc.	BRL	230	71,656	71,485	(171)
Expiring 07/05/16	Credit Agricole Securities (USA), Inc.	BRL	150	42,481	46,620	4,139
Expiring 07/05/16	Credit Agricole Securities (USA), Inc.	BRL	145	45,174	45,066	(108)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	295	83,866	91,686	7,820
Expiring 07/05/16	Goldman Sachs & Co.	BRL	150	43,097	46,620	3,523
Expiring 07/05/16	Goldman Sachs & Co.	BRL	125	36,698	38,850	2,152
Expiring 07/05/16	UBS AG	BRL	150	46,732	46,620	(112)
Expiring 07/05/16	UBS AG	BRL	135	37,152	41,958	4,806
Expiring 08/02/16	Credit Agricole Securities (USA), Inc.	BRL	295	87,257	90,867	3,610
Expiring 08/02/16	Credit Agricole Securities (USA), Inc.	BRL	95	28,100	29,262	1,162
British Pound,
Expiring 07/29/16	BNP Paribas	GBP	5	6,587	6,658	71
Canadian Dollar,
Expiring 07/29/16	Royal Bank of Scotland Group PLC	CAD	115	89,767	89,024	(743)
Expiring 07/29/16	Royal Bank of Scotland Group PLC	CAD	20	15,600	15,482	(118)
Euro,
Expiring 07/29/16	BMO Capital Markets	EUR	86	96,135	95,543	(592)
Expiring 07/29/16	Hong Kong & Shanghai Bank	EUR	43	47,422	47,772	350
Expiring 07/29/16	Hong Kong & Shanghai Bank	EUR	20	22,010	22,219	209
Hungarian Forint,
Expiring 07/29/16	JPMorgan Chase	HUF	4,955	17,732	17,414	(318)
Expiring 07/29/16	Morgan Stanley	HUF	4,880	16,878	17,151	273
Expiring 07/29/16	State Street Bank	HUF	19,220	68,813	67,548	(1,265)
Indian Rupee,
Expiring 07/29/16	Bank of America	INR	640	9,377	9,433	56
Expiring 07/29/16	Barclays Capital Group	INR	1,235	18,182	18,203	21
Expiring 07/29/16	Standard Chartered PLC	INR	1,235	18,172	18,202	30
Japanese Yen,
Expiring 07/29/16	Bank of America	JPY	2,455	23,936	23,795	(141)
Expiring 07/29/16	BNP Paribas	JPY	32,315	316,573	313,217	(3,356)
Expiring 07/29/16	Hong Kong & Shanghai Bank	JPY	12,415	121,108	120,334	(774)
Mexican Peso,
Expiring 07/29/16	Credit Suisse First Boston Corp.	MXN	915	49,516	49,908	392
Expiring 07/29/16	Hong Kong & Shanghai Bank	MXN	180	9,517	9,819	302
Expiring 07/29/16	JPMorgan Chase	MXN	980	52,704	53,455	751
Expiring 07/29/16	JPMorgan Chase	MXN	885	48,183	48,272	89
Expiring 07/29/16	Royal Bank of Scotland Group PLC	MXN	680	36,364	37,090	726
New Taiwanese Dollar,
Expiring 07/29/16	Barclays Capital Group	TWD	6,065	188,676	188,139	(537)
Expiring 07/29/16	JPMorgan Chase	TWD	600	18,676	18,612	(64)
Expiring 07/29/16	Morgan Stanley	TWD	555	17,048	17,216	168
New Zealand Dollar,
Expiring 07/29/16	Bank of America	NZD	20	14,287	14,258	(29)
Expiring 07/29/16	Commonwealth Bank of Australia	NZD	60	42,833	42,774	(59)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 07/29/16	Commonwealth Bank of Australia	NZD	48	$34,267	$34,219	$(48)
Expiring 07/29/16	JPMorgan Chase	NZD	115	81,919	81,983	64
Expiring 07/29/16	National Australia Bank	NZD	30	21,401	21,387	(14)
Expiring 07/29/16	National Australia Bank	NZD	24	17,127	17,110	(17)
Expiring 07/29/16	State Street Bank	NZD	30	21,409	21,387	(22)
Expiring 07/29/16	State Street Bank	NZD	23	16,407	16,396	(11)
Expiring 07/29/16	UBS AG	NZD	25	17,828	17,823	(5)
Norwegian Krone,
Expiring 07/29/16	Goldman Sachs & Co.	NOK	175	21,067	20,911	(156)
Expiring 07/29/16	Goldman Sachs & Co.	NOK	65	7,828	7,767	(61)
Expiring 07/29/16	UBS AG	NOK	175	21,075	20,911	(164)
Expiring 07/29/16	UBS AG	NOK	65	7,825	7,767	(58)
Polish Zloty,
Expiring 07/29/16	Hong Kong & Shanghai Bank	PLN	155	38,317	39,258	941
Expiring 07/29/16	Hong Kong & Shanghai Bank	PLN	70	17,304	17,729	425
Expiring 07/29/16	JPMorgan Chase	PLN	70	17,902	17,730	(172)
Singapore Dollar,
Expiring 07/29/16	JPMorgan Chase	SGD	35	25,807	25,975	168
Expiring 07/29/16	Standard Chartered PLC	SGD	390	290,611	289,438	(1,173)
South African Rand,
Expiring 07/29/16	Goldman Sachs & Co.	ZAR	545	36,883	36,781	(102)
Expiring 07/29/16	Hong Kong & Shanghai Bank	ZAR	720	48,014	48,591	577
Expiring 07/29/16	Hong Kong & Shanghai Bank	ZAR	695	44,697	46,904	2,207
Expiring 07/29/16	Hong Kong & Shanghai Bank	ZAR	145	9,670	9,786	116
Expiring 07/29/16	JPMorgan Chase	ZAR	1,575	106,024	106,293	269
South Korean Won,
Expiring 07/29/16	Barclays Capital Group	KRW	19,840	16,741	17,219	478
Expiring 07/29/16	BNP Paribas	KRW	268,070	233,256	232,661	(595)
Expiring 07/29/16	JPMorgan Chase	KRW	21,530	18,630	18,687	57
Swedish Krona,
Expiring 07/29/16	Hong Kong & Shanghai Bank	SEK	185	21,631	21,894	263
Swiss Franc,
Expiring 07/29/16	Barclays Capital Group	CHF	25	25,938	25,651	(287)
Expiring 07/29/16	Credit Agricole Securities (USA), Inc.	CHF	150	155,013	153,904	(1,109)
Expiring 07/29/16	JPMorgan Chase	CHF	55	56,724	56,431	(293)
Expiring 07/29/16	Morgan Stanley	CHF	20	20,458	20,521	63
Turkish Lira,
Expiring 07/29/16	Hong Kong & Shanghai Bank	TRY	185	62,835	63,853	1,018
Expiring 07/29/16	Hong Kong & Shanghai Bank	TRY	180	60,826	62,127	1,301
Expiring 07/29/16	Hong Kong & Shanghai Bank	TRY	25	8,491	8,629	138
Expiring 07/29/16	Societe Generale	TRY	360	123,110	124,255	1,145
Expiring 07/29/16	Societe Generale	TRY	105	35,907	36,241	334

				$3,985,684	$4,013,935	28,251

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/29/16	Barclays Capital Group	AUD	40	$29,401	$29,799	$(398)
Expiring 07/29/16	Commonwealth Bank of Australia	AUD	100	75,817	74,498	1,319
Expiring 07/29/16	Commonwealth Bank of Australia	AUD	45	33,542	33,524	18
Expiring 07/29/16	Goldman Sachs & Co.	AUD	205	152,807	152,720	87
Expiring 07/29/16	Hong Kong & Shanghai Bank	AUD	25	18,368	18,625	(257)
Brazilian Real,
Expiring 07/05/16	Bank of America	BRL	35	10,904	10,878	26
Expiring 07/05/16	Barclays Capital Group	BRL	65	19,059	20,202	(1,143)

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 07/05/16	Credit Agricole Securities (USA), Inc.	BRL	295	$87,928	$91,686	$(3,758)
Expiring 07/05/16	Credit Agricole Securities (USA), Inc.	BRL	135	38,233	41,958	(3,725)
Expiring 07/05/16	Credit Agricole Securities (USA), Inc.	BRL	95	28,316	29,526	(1,210)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	295	91,906	91,686	220
Expiring 07/05/16	Goldman Sachs & Co.	BRL	150	44,037	46,620	(2,583)
Expiring 07/05/16	Goldman Sachs & Co.	BRL	125	38,943	38,850	93
Expiring 07/05/16	UBS AG	BRL	150	41,057	46,621	(5,564)
Expiring 07/05/16	UBS AG	BRL	135	42,059	41,958	101
Expiring 08/02/16	Goldman Sachs & Co.	BRL	60	17,511	18,482	(971)
British Pound,
Expiring 07/29/16	BNP Paribas	GBP	905	1,192,203	1,205,100	(12,897)
Expiring 07/29/16	BNP Paribas	GBP	67	88,262	89,217	(955)
Expiring 07/29/16	Morgan Stanley	GBP	55	74,386	73,238	1,148
Canadian Dollar,
Expiring 07/29/16	Goldman Sachs & Co.	CAD	115	87,923	89,023	(1,100)
Expiring 07/29/16	Royal Bank of Scotland Group PLC	CAD	310	241,797	239,976	1,821
Expiring 07/29/16	Royal Bank of Scotland Group PLC	CAD	147	114,659	113,795	864
Danish Krone,
Expiring 07/29/16	BNP Paribas	DKK	225	34,286	33,608	678
Euro,
Expiring 07/29/16	Bank of America	EUR	10	11,124	11,109	15
Expiring 07/29/16	Goldman Sachs & Co.	EUR	38	43,058	42,217	841
Expiring 07/29/16	JPMorgan Chase	EUR	1,001	1,104,433	1,112,074	(7,641)
Expiring 07/29/16	JPMorgan Chase	EUR	600	661,998	666,578	(4,580)
Expiring 07/29/16	JPMorgan Chase	EUR	135	148,950	149,980	(1,030)
Expiring 07/29/16	JPMorgan Chase	EUR	20	22,067	22,220	(153)
Hungarian Forint,
Expiring 07/29/16	Bank of America	HUF	2,740	9,606	9,630	(24)
Expiring 07/29/16	Hong Kong & Shanghai Bank	HUF	19,220	68,797	67,548	1,249
Expiring 07/29/16	State Street Bank	HUF	10,105	36,178	35,513	665
Indian Rupee,
Expiring 07/29/16	Barclays Capital Group	INR	1,155	16,884	17,024	(140)
Expiring 07/29/16	JPMorgan Chase	INR	1,245	18,252	18,350	(98)
Japanese Yen,
Expiring 07/29/16	BNP Paribas	JPY	16,660	163,209	161,479	1,730
Expiring 07/29/16	BNP Paribas	JPY	1,665	16,311	16,138	173
Expiring 07/29/16	Hong Kong & Shanghai Bank	JPY	10,635	104,727	103,081	1,646
Expiring 07/29/16	Hong Kong & Shanghai Bank	JPY	10,445	102,219	101,240	979
Expiring 07/29/16	Hong Kong & Shanghai Bank	JPY	790	7,731	7,657	74
Mexican Peso,
Expiring 07/29/16	Goldman Sachs & Co.	MXN	325	16,950	17,727	(777)
Expiring 07/29/16	JPMorgan Chase	MXN	880	47,349	47,999	(650)
Expiring 07/29/16	JPMorgan Chase	MXN	340	18,168	18,545	(377)
Expiring 07/29/16	Royal Bank of Scotland Group PLC	MXN	1,865	99,734	101,726	(1,992)
Expiring 07/29/16	UBS AG	MXN	910	47,935	49,635	(1,700)
New Taiwanese Dollar,
Expiring 07/29/16	Barclays Capital Group	TWD	1,195	37,175	37,069	106
Expiring 07/29/16	Hong Kong & Shanghai Bank	TWD	300	9,274	9,307	(33)
Expiring 07/29/16	Morgan Stanley	TWD	6,065	186,300	188,139	(1,839)
New Zealand Dollar,
Expiring 07/29/16	Barclays Capital Group	NZD	40	28,054	28,516	(462)
Expiring 07/29/16	Hong Kong & Shanghai Bank	NZD	25	17,541	17,823	(282)
Expiring 07/29/16	JPMorgan Chase	NZD	50	35,617	35,645	(28)
Norwegian Krone,
Expiring 07/29/16	Goldman Sachs & Co.	NOK	593	71,413	70,857	556
Expiring 07/29/16	JPMorgan Chase	NOK	350	42,175	41,821	354
Expiring 07/29/16	UBS AG	NOK	592	71,265	70,736	529

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty,
Expiring 07/29/16	Goldman Sachs & Co.	PLN	155	$39,832	$39,257	$575
Expiring 07/29/16	Goldman Sachs & Co.	PLN	140	35,978	35,459	519
Expiring 07/29/16	Hong Kong & Shanghai Bank	PLN	40	9,996	10,131	(135)
Singapore Dollar,
Expiring 07/29/16	Hong Kong & Shanghai Bank	SGD	25	18,554	18,553	1
Expiring 07/29/16	Hong Kong & Shanghai Bank	SGD	10	7,411	7,422	(11)
Expiring 07/29/16	JPMorgan Chase	SGD	190	140,097	141,008	(911)
Expiring 07/29/16	Standard Chartered PLC	SGD	25	18,629	18,554	75
Expiring 07/29/16	State Street Bank	SGD	200	149,194	148,430	764
South African Rand,
Expiring 07/29/16	Bank of America	ZAR	1,575	108,288	106,293	1,995
Expiring 07/29/16	Bank of America	ZAR	1,415	92,354	95,496	(3,142)
Expiring 07/29/16	Hong Kong & Shanghai Bank	ZAR	255	16,400	17,210	(810)
Expiring 07/29/16	JPMorgan Chase	ZAR	275	18,512	18,559	(47)
South Korean Won,
Expiring 07/29/16	Barclays Capital Group	KRW	96,005	81,010	83,324	(2,314)
Expiring 07/29/16	Credit Suisse First Boston Corp.	KRW	29,075	25,114	25,235	(121)
Expiring 07/29/16	Credit Suisse First Boston Corp.	KRW	13,692	11,827	11,884	(57)
Expiring 07/29/16	Goldman Sachs & Co.	KRW	31,801	27,445	27,601	(156)
Expiring 07/29/16	Goldman Sachs & Co.	KRW	14,977	12,925	12,998	(73)
Expiring 07/29/16	Hong Kong & Shanghai Bank	KRW	10,900	9,332	9,460	(128)
Expiring 07/29/16	UBS AG	KRW	162,205	140,407	140,780	(373)
Expiring 07/29/16	UBS AG	KRW	29,984	25,897	26,023	(126)
Expiring 07/29/16	UBS AG	KRW	14,121	12,196	12,255	(59)
Swedish Krona,
Expiring 07/29/16	Goldman Sachs & Co.	SEK	769	90,548	91,008	(460)
Expiring 07/29/16	Goldman Sachs & Co.	SEK	195	22,961	23,078	(117)
Expiring 07/29/16	Hong Kong & Shanghai Bank	SEK	105	12,443	12,426	17
Swiss Franc,
Expiring 07/29/16	Barclays Capital Group	CHF	15	15,563	15,391	172
Expiring 07/29/16	JPMorgan Chase	CHF	150	154,703	153,904	799
Expiring 07/29/16	JPMorgan Chase	CHF	20	20,627	20,520	107
Expiring 07/29/16	Morgan Stanley	CHF	110	112,413	112,862	(449)
Expiring 07/29/16	Morgan Stanley	CHF	25	25,572	25,651	(79)
Turkish Lira,
Expiring 07/29/16	Bank of America	TRY	360	124,939	124,255	684
Expiring 07/29/16	Hong Kong & Shanghai Bank	TRY	50	16,896	17,257	(361)
Expiring 07/29/16	JPMorgan Chase	TRY	50	17,053	17,257	(204)
Expiring 07/29/16	Morgan Stanley	TRY	185	63,539	63,853	(314)

				$7,546,553	$7,592,367	(45,814)

						$(17,563)

Interest rate swap agreements outstanding at June 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CHF	795	06/15/26	(0.091)%	6 Month LIBOR(1)	$27,058	$—	$27,058	JPMorgan Chase

(1)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CDX.EM.25.V1	06/20/21	1.000%	295	$(22,187)	$(22,715)	$528	Citigroup Global Markets
CDX.EM.25.V1	06/20/21	1.000%	115	(8,705)	(8,740)	35	Goldman Sachs & Co.
CDX.EM.25.V1	06/20/21	1.000%	5	(375)	(421)	46	Goldman Sachs & Co.

				$(31,267)	$(31,876)	$609

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	170	$4,632	$5,719	$1,087

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(2):
iTraxx Europe S25.V1	06/20/21	1.000%	EUR	215	$1,196	$1,271	$(75)	BNP Paribas

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
CDX.NA.IG.26.V1	06/20/21	1.000%		370	$(3,372)	$(4,012)	$(640)
iTraxx Europe S25.V1	06/20/21	1.000%	EUR	540	(4,352)	(4,689)	(337)
iTraxx Europe S25.V1	06/20/21	5.000%	EUR	215	(12,938)	(13,944)	(1,006)

					$(20,662)	$(22,645)	$(1,983)

Cash of $15,319 has been segregated with Morgan Stanley to cover requirements for open centrally cleared credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	9/30/16	(292)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on iShares MSCI Emerging Market	$—	$—	$—
Goldman Sachs & Co.	4/28/17	(791)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on MSCI Daily Total Return Index	9,345	—	9,345
Goldman Sachs & Co.	4/28/17	(1,555)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on MSCI Health Care Index	—	—	—
Goldman Sachs & Co.	4/28/17	(37)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P Energy Index	—	—	—
Goldman Sachs & Co.	4/28/17	(1,035)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P Energy Index	10	—	10
Goldman Sachs & Co.	4/28/17	(10)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P North American Technology Sector Index	—	—	—
Goldman Sachs & Co.	4/28/17	(1,487)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P North American Technology Sector Index	(3)	—	(3)

				$9,352	$—	$9,352

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,802	$—
Belgium	—	17,195	—
Brazil	5,411	—	—
Canada	125,872	—	—
China	40,502	16,058	—
Denmark	—	9,463	—
Finland	—	26,324	—
France	—	21,949	—
Hong Kong	—	7,269	—
Isle of Man	—	3,458	—

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Israel	$11,462	$—	$—
Japan	—	1,661,454	—
Mexico	5,337	—	—
Netherlands	14,493	—	—
Singapore	57,964	—	—
South Korea	—	49,284	—
Sweden	—	10,785	—
Switzerland	—	93,671	—
Taiwan	45,630	29,986	—
United Kingdom	54,554	32,186	—
United States	3,554,414	—	—
Exchange Traded Funds	1,477,396	26,505	—
Foreign Government Bonds	—	3,868,420	—
Unaffiliated Mutual Fund	4,086,003	—	—
Options Purchased	31,322	9,413	—
Options Written	—	(1,682)	—
Other Financial Instruments*
Futures Contracts	130,884	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(17,563)	—
OTC Interest Rate Swap Agreements	—	27,058	—
OTC Credit Default Swap Agreements	—	(30,071)	—
Centrally Cleared Credit Default Swap Agreements	—	(896)	—
OTC Total Return Swap Agreements	—	9,352	—

Total	$9,641,244	$5,875,420	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Unaffiliated Mutual Fund	25.6%
Foreign Government Bonds	24.3
Exchange Traded Funds	9.4
Oil, Gas & Consumable Fuels	5.1
Pharmaceuticals	4.7
Internet Software & Services	2.5
Semiconductors & Semiconductor Equipment	2.5
Health Care Equipment & Supplies	2.2
Software	1.9
Health Care Providers & Services	1.5
Biotechnology	1.4
IT Services	1.1
Technology Hardware, Storage & Peripherals	1.0
Internet & Catalog Retail	0.9
Insurance	0.7
Construction & Engineering	0.7
Auto Components	0.7
Electronic Equipment, Instruments & Components	0.7
Banks	0.6
Specialty Retail	0.6
Real Estate Investment Trusts (REITs)	0.6
Diversified Telecommunication Services	0.5
Media	0.5
Automobiles	0.5
Machinery	0.4
Communications Equipment	0.4
Leisure Products	0.4

Hotels, Restaurants & Leisure	0.4%
Professional Services	0.4
Wireless Telecommunication Services	0.3
Trading Companies & Distributors	0.3
Real Estate Management & Development	0.3
Life Sciences Tools & Services	0.3
Metals & Mining	0.3
Beverages	0.3
Options Purchased	0.3
Household Durables	0.2
Tobacco	0.2
Food Products	0.2
Household Products	0.2
Health Care Technology	0.2
Airlines	0.2
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Electrical Equipment	0.1
Aerospace & Defense	0.1
Capital Markets	0.1
Food & Staples Retailing	0.1
Chemicals	0.1
Containers & Packaging	0.1
Personal Products	0.1
Distributors	0.1
Electric Utilities	0.1

96.6
Other assets in excess of liabilities	3.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,087	*	Due from/to broker-variation margin swaps	$1,983	*
Credit contracts	Premiums paid for OTC swap agreements	1,271		Premiums received for OTC swap agreements	31,876
Credit contracts	Unrealized appreciation on OTC swap agreements	609		Unrealized depreciation on OTC swap agreements	75
Equity contracts	Due from/to broker-variation margin futures	64,375	*	Due from/to broker-variation margin futures	9,434	*
Equity contracts	Unaffiliated investments	31,322		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	9,355		Unrealized depreciation on OTC swap agreements	3
Foreign exchange contracts	Due from/to broker-variation margin futures	26,285	*	Due from/to broker-variation margin futures	66,892	*
Foreign exchange contracts	Unaffiliated investments	9,413		Options written outstanding, at value	1,682
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	62,448		Unrealized depreciation on OTC forward foreign currency exchange contracts	80,011
Interest rate contracts	Due from/to broker-variation margin futures	132,924	*	Due from/to broker-variation margin futures	16,374	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	27,058		—	—

Total		$366,147			$208,330

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	—	$—	$(58,225)	$(58,225)
Equity contracts	51	(333,391)	179,400	124,191	—	(449,796)	(479,545)
Foreign exchange contracts	—	(10,003)	1,891	(556,718)	23,721	—	(541,109)
Interest rate contracts	—	—	—	226,395	—	—	226,395

Total	$51	$(343,394)	$181,291	$(206,132)	$23,721	$(508,021)	$(852,484)

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(362)	$(362)
Equity contracts	(44)	190,902	(96,418)	52,079	—	9,352	155,871
Foreign exchange contracts	—	6,451	1,503	37,998	(20,336)	—	25,616
Interest rate contracts	—	—	—	119,008	—	14,890	133,898

Total	$(44)	$197,353	$(94,915)	$209,085	$(20,336)	$23,880	$315,023

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(4)
$109,756	$9	$10,069,782	$12,885,570	$3,039,288

Forward Foreign Currency Exchange Contracts-Sold(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements- Buy Protection(2)	Credit Default Swap Agreements- Sell Protection(2)	Total Return Swap Agreements(2)
$5,921,212	$271	$482	$195	$4,110

(1)	Cost

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$3,305	$(3,305)	$—	$—
Barclays Capital Group	1,275	(1,275)	—	—
BMO Capital Markets	—	—	—	—
BNP Paribas	13,336	(13,336)	—	—
Citigroup Global Markets	528	(528)	—	—
Commonwealth Bank of Australia	1,337	(107)	—	1,230
Credit Agricole Securities (USA), Inc.	8,911	(8,911)	—	—
Credit Suisse First Boston Corp.	392	(178)	—	214
Goldman Sachs & Co.	25,822	(15,728)	—	10,094
Hong Kong & Shanghai Bank	11,813	(2,791)	—	9,022
JPMorgan Chase	29,923	(16,566)	—	13,357
Morgan Stanley	1,652	(1,652)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
National Australia Bank	$—	$—	$—	$—
Royal Bank of Scotland Group PLC	3,411	(2,855)	—	556
Societe Generale	1,479	—	—	1,479
Standard Chartered PLC	105	(105)	—	—
State Street Bank	1,429	(1,298)	—	131
UBS AG	5,436	(5,436)	—	—

	$110,154

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(3,753)	$3,305	$—	$(448)
Barclays Capital Group	(5,329)	1,275	—	(4,054)
BMO Capital Markets	(592)	—	—	(592)
BNP Paribas	(19,608)	13,336	—	(6,272)
Citigroup Global Markets	(22,715)	528	—	(22,187)
Commonwealth Bank of Australia	(107)	107	—	—
Credit Agricole Securities (USA), Inc.	(10,081)	8,911	—	(1,170)
Credit Suisse First Boston Corp.	(178)	178	—	—
Goldman Sachs & Co.	(15,728)	15,728	—	—
Hong Kong & Shanghai Bank	(2,791)	2,791	—	—
JPMorgan Chase	(16,566)	16,566	—	—
Morgan Stanley	(2,681)	1,652	—	(1,029)
National Australia Bank	(31)	—	—	(31)
Royal Bank of Scotland Group PLC	(2,855)	2,855	—	—
Societe Generale	—	—	—	—
Standard Chartered PLC	(1,173)	105	—	(1,068)
State Street Bank	(1,298)	1,298	—	—
UBS AG	(8,161)	5,436	—	(2,725)

	$(113,647)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2016

ASSETS:
Investments at value:
Unaffiliated investments (cost $15,181,173)	$15,399,582
Foreign currency, at value (cost $374,005)	376,417
Deposit with broker for futures and centrally cleared swaps	426,319
Receivable for investments sold	269,816
Unrealized appreciation on OTC forward foreign currency exchange contracts	62,448
Unrealized appreciation on OTC swap agreements	37,022
Dividends and interest receivable.	31,205
Premiums paid for OTC swap agreements	1,271
Receivable from affiliate	382
Receivable for fund share sold	23
Prepaid expenses	69

Total Assets	16,604,554

LIABILITIES:
Payable for investments purchased	478,110
Unrealized depreciation on OTC forward foreign currency exchange contracts	80,011
Accrued expenses and other liabilities	43,639
Premiums received for OTC swap agreements	31,876
Due to broker-variation margin futures	15,811
Advisory fees payable	7,373
Options written outstanding, at value (premiums received $3,185)	1,682
Due to broker-variation margin swaps	455
Distribution fee payable	429
Affiliated transfer agent fee payable	342
Tax reclaim payable	80
Unrealized depreciation on OTC swap agreements	78

Total Liabilities	659,886

NET ASSETS	$15,944,668

Net assets were comprised of:
Paid-in capital	$17,658,548
Retained earnings	(1,713,880)

Net assets, June 30, 2016	$15,944,668

Net asset value and redemption price per share, $15,944,668 / 1,779,902 outstanding shares of beneficial interest	$8.96

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $10,827, of which $3,789 is reimbursable by an affiliate)	$87,846
Interest income	50,154
Affiliated dividend income	3,189

141,189

EXPENSES
Advisory fees	79,875
Distribution fee	19,201
Custodian and accounting fees	51,000
Audit fee	20,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Legal fees and expenses	3,000
Shareholders’ reports	1,000
Miscellaneous	11,264

Total expenses	194,340
Less: advisory fee waivers and/or expense reimbursement	(85,279)

Net expenses	109,061

NET INVESTMENT INCOME (LOSS)	32,128

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,207,313)
Futures transactions	(206,132)
Options written transactions	181,291
Swap agreements transactions	(508,021)
Foreign currency transactions	(138,211)

(1,878,386)

Net change in unrealized appreciation (depreciation) on:
Investments	954,692
Futures	209,085
Options written	(94,915)
Swap agreements	23,880
Foreign currencies	(17,959)

1,074,783

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(803,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(771,475)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	July 13, 2015* through December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$32,128	$22,646
Net realized gain (loss) on investment and foreign currency transactions	(1,878,386)	(261,640)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,074,783	(703,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(771,475)	(942,405)

FUND SHARE TRANSACTIONS:
Fund share sold [116,570 and 1,680,047 shares, respectively]	1,046,964	16,764,361
Fund share repurchased [10,613 and 6,102 shares, respectively]	(94,558)	(58,219)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	952,406	16,706,142

TOTAL INCREASE (DECREASE) IN NET ASSETS	180,931	15,763,737
NET ASSETS:
Beginning of period	15,763,737	—

End of period	$15,944,668	$15,763,737

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AED	United Arab Emirates, Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Columbian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

BATS	Better Alternative Trading System Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
TSX	Toronto Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
SWX	SIX Swiss Exchange

Index:

CDX	Credit Derivative Index
CGCBMED3	U.S. Media Index
GSCBMS5S	U.S. Staples Index
GSGLAER2	Developed Market Aerospace Equipment Index
GSGLIRN3	Iron Ore Miners Index
iBoxx	Bond Market Indices
JPCMCNET	Chinese Internet Stock Index
MLMIREI2	U.S. REITs Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
UKRPI	United Kingdom Retail Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Sweden Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A203

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2016 consisted of 94 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 20 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST AB Global Bond Portfolio (“AB Global Bond”)	Current income consistent with preservation of capital.	AllianceBernstein L.P.

AST BlackRock Multi-Asset Income Portfolio (“BlackRock Multi-Asset Income”)	Maximize current income with consideration for capital appreciation.	BlackRock Investment Management, LLC

AST Columbia Adaptive Risk Allocation Portfolio (“Columbia Adaptive Risk Allocation”)	Consistent total return.	Columbia Management Investment Advisors, LLC

AST Emerging Managers Diversified Portfolio (“Emerging Managers Diversified”)	Total return.	Prudential Investment LLC (“PI”) through its Strategic Investment Research Group team / Dana Investment Advisors, Inc. / Longfellow Investment Management Co. LLC

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”)	Absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.

AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”)	Capital appreciation with reduced market correlation.	Franklin Advisers, Inc. / K2/D&S Management Co., LLC / Templeton Global Advisors Ltd.

AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”)	Total return made up of capital appreciation and income.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Global Income Portfolio (“Goldman Sachs Global Income”)	High total return.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Strategic Income Portfolio (“Goldman Sachs Strategic Income”)	Total return.	Goldman Sachs Asset Management, L.P.

B1

	Objective	Subadviser(s)
AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”)	Total return.	Jennison Associates LLC (“Jennison”)

AST Managed Alternatives Portfolio (“Managed Alternatives”)	Long term capital appreciation.	PGIM, Inc.

AST Managed Equity Portfolio (“Managed Equity”)	Capital appreciation.	Quantitative Management Associates LLC (“QMA”)

AST Managed Fixed-Income Portfolio (“Managed Fixed-Income”)	Total return.	QMA

AST Morgan Stanley Multi-Asset Portfolio (“Morgan Stanley Multi-Asset”)	Total return.	Morgan Stanley Investment Management, Inc.

AST Neuberger Berman Long/Short Portfolio (“Neuberger Berman Long/Short”)	Long term capital appreciation.	Neuberger Berman Management LLC

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.	Jennison / PGIM, Inc. / QMA

AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.	QMA

AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc.

AST Wellington Management Global Bond Portfolio (“Wellington Management Global Bond”)	Excess returns over the Barclays Global Aggregate Bond Index.	Wellington Management Company, LLP

AST Wellington Management Real Total Return Portfolio (“Wellington Management Real Total Return”)	Real total return.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”) for Jennison Global Infrastructure, Managed Equity and Managed Fixed Income. PI is the sole Investment Manager for AB Global Bond, BlackRock Multi-Asset, Columbia Adaptive Risk Allocation, Emerging Managers Diversified,

B2

FQ Absolute Return Currency, Franklin Templeton K2 Global Absolute Return, Goldman Sachs Global Growth Allocation, Goldman Sachs Global Income, Goldman Sachs Strategic Income, Managed Alternatives, Morgan Stanley Multi-Asset, Neuberger Berman Long/Short, Prudential Flexible Multi-Strategy, QMA International Core Equity, T. Rowe Price Diversified Real Growth, Wellington Management Global Bond and Wellington Management Real Total Return. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not generally isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment

B4

in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a

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certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Portfolio are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into CDS contracts to provide a measure of protection against defaults or take an active long

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or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off, exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated

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by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio hold such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

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Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

MLPs:    Certain Portfolios invest in Master Limited Partnerships (MLPs). Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These such estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2016, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily

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net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees, Net of Waiver
AB Global Bond	0.64% first $300 million;	0.62%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

BlackRock Multi-Asset Income	0.7825% first $300 million;	0.17%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

Columbia Adaptive Risk Allocation	0.94% first $300 million;	—	#
	0.93% on next $200 million;
	0.92% on next $250 million;
	0.91% on next $2.5 billion;
	0.90% on next $2.75 billion;
	0.87% on next $4 billion;
	0.85% in excess of $10 billion

Emerging Managers Diversified	0.74% first $300 million;	—	#
	0.73% on next $200 million;
	0.72% on next $250 million;
	0.71% on next $2.5 billion;
	0.70% on next $2.75 billion;
	0.67% on next $4 billion;
	0.65% in excess of $10 billion

FQ Absolute Return Currency	0.8325% first $300 million;	—	#
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

Franklin Templeton K2 Global Absolute Return	0.7825% first $300 million;	—	#
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

Goldman Sachs Global Growth Allocation	0.7825% first $300 million;	—	#
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

Goldman Sachs Global Income	0.64% first $300 million;	0.63%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

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	Advisory Fees	Effective Advisory Fees, Net of Waiver
Goldman Sachs Strategic Income	0.7125% first $300 million;	0.71%
	0.7025% on next $200 million;
	0.6925% on next $250 million;
	0.6825% on next $2.5 billion;
	0.6725% on next $2.75 billion;
	0.6425% on next $4.0 billion;
	0.6225% in excess of $10 billion

Jennison Global Infrastructure	0.8325% first $300 million;	—	#
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

Managed Alternatives(1)	0.15%	—	#

Managed Equity(1)	0.15%	—	#

Managed Fixed-Income(1)	0.15%	0.07%

Morgan Stanley Multi-Asset	1.04% first $300 million;	—	#
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion

Neuberger Berman Long/Short	1.04% first $300 million;	0.21%
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion

Prudential Flexible Multi-Strategy	0.9825% first $300 million;	0.27%
	0.9725% on next $200 million;
	0.9625% on next $250 million;
	0.9525% on next $2.5 billion;
	0.9425% on next $2.75 billion;
	0.9125% on next $4 billion;
	0.8925% in excess of $10 billion

QMA International Core Equity	0.7325% first $300 million;	0.67%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

T. Rowe Price Diversified Real Growth	0.7325% first $300 million;	—	#
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

Wellington Management Global Bond	0.64% first $300 million;	0.62%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

Wellington Management Real Total Return	1.04% first $300 million;	—	#
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion

B11

	Fee Waivers and/or Expense Limitations through June 30, 2016	Fee Waivers and/or Expense Limitations effective July 1, 2016
BlackRock Multi-Asset Income	1.13%*	1.13%*
Columbia Adaptive Risk Allocation	1.28%*	1.28%*
Emerging Managers Diversified	contractually limit expenses to 1.07% through June 30, 2016	contractually limit expenses to 1.07% through June 30, 2017
FQ Absolute Return Currency	contractually limit expenses to 1.22% through June 30, 2016	contractually limit expenses to 1.22% through June 30, 2017
Franklin Templeton K2 Global Absolute Return	1.17%*	1.17%*
Goldman Sachs Global Growth Allocation	1.19%*	1.19%*
Jennison Global Infrastructure	contractually limit expenses to 1.26% through June 30, 2016	contractually limit expenses to 1.26% through June 30, 2017
Managed Alternatives	contractually limit expenses to 1.47% through June 30, 2016**	contractually limit expenses to 1.47% through June 30, 2017**
Managed Equity	contractually limit expenses to 1.25% through June 30, 2016**	contractually limit expenses to 1.25% through June 30, 2017**
Managed Fixed-Income	contractually limit expenses to 1.25% through June 30, 2016**	contractually limit expenses to 1.25% through June 30, 2017**
Morgan Stanley Multi-Asset	contractually limit expenses to 1.42% through June 30, 2016	contractually limit expenses to 1.42% through June 30, 2017
Neuberger Berman Long/Short	contractually limit expenses to 1.42% through June 30, 2016	contractually limit expenses to 1.42% through June 30, 2017
Prudential Flexible Multi-Strategy	1.48%***	1.48%***
QMA International Core Equity	contractually limit expenses to 0.995% through June 30, 2016	contractually limit expenses to 0.995% through June 30, 2017
T. Rowe Price Diversified Real Growth	contractually waive 0.002% through June 30, 2016 1.05%*	contractually waive 0.002% through June 30, 2017 1.05%*
Wellington Management Real Total Return	contractually limit expenses to 1.42% through June 30, 2016	contractually waive 0.133% through June 30, 2017 contractually limit expenses to 1.42% through June 30, 2017

*	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation. This arrangement is contractual through June 30, 2017.
**	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust. For Managed Alternatives, underlying dividends on securities sold short and brokers fees and expenses on short sales are excluded from the acquired fund fees and expenses.
***	The Investment Manager and PAD have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation. This arrangement is contractual through June 30, 2017.
#	The advisory fee amount waived and/or expense reimbursement exceeds the advisory fee for the current period due to expense limitations described above.
(1)

Effective July 1, 2016, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds. The Fund of Fund Discount will apply across each of the following portfolios: AST Academic Strategies Asset

B12

Allocation Portfolio (Fund of Fund sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Defensive Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Fund Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

AST Investment Services, Inc., Jennison, PGIM, Inc., PI and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was as follows:

Amount
Columbia Adaptive Risk Allocation	$30
Franklin Templeton K2 Global Absolute Return	7
Neuberger Berman Long/Short	1,165
Wellington Management Real Total Return	82

4.	Other Transactions with Affiliates

The Trust, excluding Managed Alternatives Portfolio, Managed Equity Portfolio and Managed Fixed Income Portfolio, has entered into an agreement with PAD, an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Managed Alternatives, Managed Equity and Managed Fixed Income. In addition, the 12b-1 fee is waived for the assets of Goldman Sachs Global Growth Allocation Portfolio and Prudential Flexible Multi-Strategy Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions

B13

among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Trust invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc., was compensated as follows for these services:

Amount
Goldman Sachs Strategic Income	$872
QMA International Core Equity	2,849

In February 2016, Prudential, the parent company of the manager/co-managers (PI and AST Investment Services) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Advanced Series Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2015 Withholding Tax		2016 Withholding Tax
Franklin Templeton K2 Global Absolute Return	$—		$929
Jennison Global Infrastructure	1,485		2,239
Morgan Stanley Multi-Asset	250	*	144
QMA International Core Equity	269,483	*	156,942
T. Rowe Price Diversified Real Growth	1,151		1,158
Wellington Management Real Total Return	1,965		3,789

*	Includes amounts from December 2015 reimbursed in 2016.

5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were as follows:

	Cost of Purchases	Proceeds from Sales
AB Global Bond	$538,224,676	$316,426,101
BlackRock Multi-Asset Income	13,421,142	7,171,490
Columbia Adaptive Risk Allocation	9,863,826	8,502,806
Emerging Managers Diversified	1,876,011	1,292,947
Franklin Templeton K2 Global Absolute Return	4,062,546	1,745,981
Goldman Sachs Global Growth Allocation	3,660,581	3,727,927
Goldman Sachs Global Income	843,473,279	905,930,941
Goldman Sachs Strategic Income	339,954,207	573,665,767
Jennison Global Infrastructure	3,868,883	3,377,987

B14

	Cost of Purchases	Proceeds from Sales
Managed Alternatives	$2,256,150	$336,000
Managed Equity	5,727,172	2,117,479
Managed Fixed-Income	7,081,726	1,244,000
Morgan Stanley Multi-Asset	12,927,311	14,435,602
Neuberger Berman Long/Short	7,139,639	6,492,652
Prudential Flexible Multi-Strategy	17,134,741	3,904,126
QMA International Core Equity	457,936,265	493,022,892
T. Rowe Price Diversified Real Growth	11,694,772	10,520,403
Wellington Management Global Bond	785,699,246	302,608,134
Wellington Management Real Total Return	16,259,462	17,057,066

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2016 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Goldman Sachs Global Growth Allocation
Goldman Sachs Strategic Income	$627,028	$—	$—	$—	$615,866

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Managed Alternatives
FQ Absolute Return Currency	$157,070	$362,050	$10,000	$—	$524,161
Goldman Sachs Strategic Income	439,388	463,100	192,000	—	699,580
Morgan Stanley Multi-Asset	315,211	727,700	22,000	—	968,756
Neuberger Berman Long/Short	470,312	487,800	102,000	—	875,751
Wellington Management Real Total Return	157,241	215,500	10,000	—	356,228

	$1,539,222	$2,256,150	$336,000	$—	$3,424,476

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Managed Equity
AQR Emerging Markets Equity	$840,802	$265,000	$—	$—	$1,183,920
ClearBridge Dividend Growth	—	700,000	—	—	780,632
Global Real Estate	207,044	80,000	—	—	307,579
Goldman Sachs Mid-Cap Growth	778,888	220,000	—	—	1,032,589
Hotchkis & Wiley Large-Cap Value	1,133,854	135,000	1,056,024	—	1,117,346
International Growth	1,852,342	630,000	—	—	2,424,335
International Value	1,860,645	650,000	—	—	2,424,827
Large-Cap Value	1,138,027	305,000	325,705	—	—
Loomis Sayles Large-Cap Growth	—	980,000	—	—	1,116,394
MFS Global Equity	533,247	170,000	—	—	722,909
Neuberger Berman / LSV Mid-Cap Value	780,263	207,500	—	—	1,026,520
QMA US Equity Alpha	969,859	275,561	—	—	1,290,241
Small-Cap Growth	234,613	80,000	—	—	316,594
Small-Cap Value	231,568	55,000	—	—	305,281

	$10,561,152	$4,753,061	$1,381,729	$—	$14,049,167

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Managed Fixed-Income
BlackRock Low Duration Bond	$931,208	$836,266	$20,000	$—	$1,765,114
Goldman Sachs Strategic Income	923,057	178,937	722,000	—	367,673
High Yield	892,626	285,791	34,000	—	1,228,999
Lord Abbett Core Fixed-Income	4,046,386	1,493,559	100,000	—	5,678,753
Prudential Core Bond	9,432,409	3,123,303	204,000	—	13,032,192
Wellington Management Global Bond	1,090,489	549,749	154,000	—	1,557,956
Western Asset Emerging Markets Debt	536,325	614,121	10,000	—	1,224,734

	$17,852,500	$7,081,726	$1,244,000	$—	$24,855,421

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Distributions Received	Value, End of Period
Prudential Flexible Multi-Strategy
Global Real Estate	$1,464,992	$500,000	$—	$—	$2,123,761
High Yield	4,223,042	—	3,100,000	—	1,159,520
Prudential Core Bond	5,617,947	8,050,000	—	—	14,318,541
QMA Emerging Markets Equity	350,375	2,105,000	—	—	2,493,514
QMA US Equity Alpha	12,210,174	6,280,000	—	—	19,156,180

	$23,866,530	$16,935,000	$3,100,000	$—	$39,251,516

Written options transactions, during the six months ended June 30, 2016, were as follows:

	AST AB Global Bond Portfolio		AST Morgan Stanley Multi-Asset Portfolio
	Number of Contracts/ Notional Amount (000)	Premium	Number of Contracts/ Notional Amount (000)	Premium
Balance at beginning of period	246	$260,658	1,480	$4,063
Written options	18,803	2,429,628	—	—
Expired options	(6,701)	(1,068,816)	—	—
Closed options	(90)	(152,862)	(1,480)	(4,063)

Balance at end of period	12,258	$1,468,608	—	$—

	AST Neuberger Berman Long / Short Portfolio		AST T. Rowe Price Diversified Real Growth†
	Number of Contracts/ Notional Amount (000)	Premium	Number of Contracts/ Notional Amount (000)	Premium
Balance at beginning of period	1	$398	1	$45,067
Written options	42	72,743	9	363,136
Expired options	(13)	(10,521)	—	—
Exercised options	(4)	(2,996)	—	—
Closed options	(5)	(13,433)	(8)	(341,948)

Balance at end of period	21	$46,191	2	$66,255

B16

	AST Wellington Management Real Total Return Portfolio
	Number of Contracts/ Notional Amount (000)	Premium
Balance at beginning of year or period	19	$274,481
Written options	48	66,247
Expired options	(5)	(3,098)
Closed options	(55)	(334,445)

Balance at end of year or period	7	$3,185

†	As of June 30, 2016, portfolio securities with an aggregate value of $3,320,663, were segregated to cover potential obligations with respect to options written by AST T. Rowe Price Diversified Real Growth Portfolio.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Portfolios along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
AB Global Bond	$367,000	1.67%	1	$367,000	$—
Columbia Adaptive Risk Allocation	301,000	1.69%	2	301,000	—
Goldman Sachs Global Income	32,019,000	1.68%	3	32,019,000	—
Goldman Sachs Strategic Income	19,319,750	1.68%	4	25,520,000	—
Managed Fixed-Income	107,000	1.68%	1	107,000	—
QMA International Core Equity	1,478,056	1.68%	18	3,676,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

B17

9.	Ownership

As of June 30, 2016, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B18

Financial Highlights

(unaudited)

	AST AB Global Bond Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.08		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.07		.04
Net realized and unrealized gain (loss) on investments	.53		.04

Total from investment operations	.60		.08

Net Asset Value, end of period	$10.68		$10.08

Total Return(a)	5.95%		.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,300.1		$1,130.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.90	%(e)	.92	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.90	%(e)	.92	%(e)
Net investment income (loss)	1.45	%(e)	.90	%(e)
Portfolio turnover rate	43	%(f)	55	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST BlackRock Multi-Asset Income Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31, 2015	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.60		$10.01	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.12		.33	.29
Net realized and unrealized gain (loss) on investments	.36		(.74)	(.28)

Total from investment operations	.48		(.41)	.01

Net Asset Value, end of period	$10.08		$9.60	$10.01

Total Return(a)	5.00%		(4.10)%	.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.3		$27.2	$11.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.79	%(e)	.76%	.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.40	%(e)	1.57%	3.36	%(e)
Net investment income (loss)	2.40	%(e)	3.37%	4.19	%(e)
Portfolio turnover rate	25	%(f)	47%	55	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Columbia Adaptive Risk Allocation Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.64		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.03		.05
Net realized and unrealized gain (loss) on investments	.78		(.41)

Total from investment operations	.81		(.36)

Net Asset Value, end of period	$10.45		$9.64

Total Return(a)	8.40%		(3.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.9		$6.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(e)	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.73	%(e)	4.62	%(e)
Net investment income (loss)	.59	%(e)	1.17	%(e)
Portfolio turnover rate	140	%(f)	45	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Emerging Managers Diversified Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.73		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.05
Net realized and unrealized gain (loss) on investments	.03		(.32)

Total from investment operations	.09		(.27)

Net Asset Value, end of period	$9.82		$9.73

Total Return(a)	.92%		(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.0		$5.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(e)	1.07	%(e)
Expenses Before Waivers and/or Expense Reimbursement	3.21	%(e)	4.87	%(e)
Net investment income (loss)	1.30	%(e)	1.03	%(e)
Portfolio turnover rate	23	%(f)	26	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST FQ Absolute Return Currency Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.19		$9.75	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.04)		(.07)	(.04)
Net realized and unrealized gain (loss) on investments	.84		(.49)	(.21)

Total from investment operations	.80		(.56)	(.25)

Net Asset Value, end of period	$9.99		$9.19	$9.75

Total Return(a)	8.71%		(5.74)%	(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.0		$5.6	$5.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.22	%(e)	1.22%	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.54	%(e)	2.94%	3.76	%(e)
Net investment income (loss)	(.88	)%(e)	(.79)%	(.62	)%(e)
Portfolio turnover rate	0	%(f)	0%	0	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.37		$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.07		.10	.09
Net realized and unrealized gain (loss) on investments	(.25)		(.46)	(.36)

Total from investment operations	(.18)		(.36)	(.27)

Net Asset Value, end of period	$9.19		$9.37	$9.73

Total Return(a)	(1.92)%		(3.70)%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19.0		$16.9	$7.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(e)	1.08%	1.08	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.98	%(e)	2.49%	4.17	%(e)
Net investment income (loss)	1.47	%(e)	.99%	1.63	%(e)
Portfolio turnover rate	15	%(f)	35%	29	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Goldman Sachs Global Growth Allocation Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.19		$10.29	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.12	.09
Net realized and unrealized gain (loss) on investments	(.01)		(.22)	.20

Total from investment operations	.05		(.10)	.29

Net Asset Value, end of period	$10.24		$10.19	$10.29

Total Return(a)	.49%		(.97)%	2.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.0		$21.7	$7.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.79	%(e)	.79%	.81	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.71	%(e)	1.92%	3.84	%(e)
Net investment income (loss)	1.20	%(e)	1.18%	1.55	%(e)
Portfolio turnover rate	23	%(f)	100%	31	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Goldman Sachs Global Income Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.14		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.05
Net realized and unrealized gain (loss) on investments	.37		.09

Total from investment operations	.43		.14

Net Asset Value, end of period	$10.57		$10.14

Total Return(a)	4.24%		1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$792.9		$754.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.93	%(e)	.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.93	%(e)	.94	%(e)
Net investment income (loss)	1.15	%(e)	.98	%(e)
Portfolio turnover rate	135	%(f)	158	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Goldman Sachs Strategic Income Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.55		$9.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.10		.21	.08
Net realized and unrealized gain (loss) on investments	(.27)		(.43)	(.31)

Total from investment operations	(.17)		(.22)	(.23)

Net Asset Value, end of period	$9.38		$9.55	$9.77

Total Return(a)	(1.78)%		(2.25)%	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$335.3		$513.9	$762.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(e)(f)	1.03%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(e)(f)	1.03%	1.00	%(e)
Net investment income (loss)	2.11	%(e)	2.20%	1.22	%(e)
Portfolio turnover rate	158	%(g)	264%	177	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The expense ratio includes expense on short sales of 0.01% for the six months ended June 30, 2016.

(g)	Not annualized.

	AST Jennison Global Infrastructure Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.37		$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.10	.07
Net realized and unrealized gain (loss) on investments	1.11		(1.18)	.38

Total from investment operations	1.17		(1.08)	.45

Net Asset Value, end of period	$10.54		$9.37	$10.45

Total Return(a)	12.49%		(10.33)%	4.50%
Ratios/Supplemental Data:
Net Asset Value, end of period (in millions)	$8.7		$7.2	$6.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.26	%(e)	1.26%	1.26	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.90	%(e)	2.98%	3.81	%(e)
Net investment income (loss)	1.23	%(e)	.99%	1.15	%(e)
Portfolio turnover rate	45	%(f)	89%	39	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Managed Alternatives Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.68		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.01)
Net realized and unrealized gain (loss) on investments	(.15)		(.31)

Total from investment operations	(.16)		(.32)

Net Asset Value, end of period	$9.52		$9.68

Total Return(a)	(1.65)%		(3.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.5		$1.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.20	%(e)	.25	%(e)
Expenses Before Waivers and/or Expense Reimbursement	3.79	%(e)	30.28	%(e)
Net investment income (loss)	(.18	)%(e)	(.23	)%(e)
Portfolio turnover rate	13	%(f)	0	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Managed Equity Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.18		$10.33	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.01)	—	(e)
Net realized and unrealized gain (loss) on investments	(.06)		(.14)	.33

Total from investment operations	(.07)		(.15)	.33

Net Asset Value, end of period	$10.11		$10.18	$10.33

Total Return(a)	(.69)%		(1.45)%	3.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.1		$11.7	$2.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.24	%(f)	.24%	.14	%(f)
Expenses Before Waivers and/or Expense Reimbursement	.93	%(f)	1.44%	10.76	%(f)
Net investment income (loss)	(.14	)%(f)	(.07)%	(.14	)%(f)
Portfolio turnover rate	17	%(g)	30%	10	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Managed Fixed-Income Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.91		$10.07	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		(.05)	(.01)
Net realized and unrealized gain (loss) on investments	.54		(.11)	.08

Total from investment operations	.51		(.16)	.07

Net Asset Value, end of period	$10.42		$9.91	$10.07

Total Return(a)	5.15%		(1.59)%	.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.0		$18.1	$5.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.51	%(e)	.49%	.44	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.59	%(e)	.82%	5.60	%(e)
Net investment income (loss)	(.51	)%(e)	(.49)%	(.44	)%(e)
Portfolio turnover rate	6	%(f)	52%	60	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Morgan Stanley Multi-Asset Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.46		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	(.03)
Net realized and unrealized gain (loss) on investments	(.54)		(.51)

Total from investment operations	(.54)		(.54)

Net Asset Value, end of period	$8.92		$9.46

Total Return(a)	(5.71)%		(5.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.0		$14.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.42	%(f)	1.42	%(f)
Expenses Before Waivers and/or Expense Reimbursement	3.05	%(f)	3.75	%(f)
Net investment income (loss)	(.05	)%(f)	(.72	)%(f)
Portfolio turnover rate	215	%(g)	170	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Neuberger Berman Long/Short Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.57		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.02)		(.03)
Net realized and unrealized gain (loss) on investments	.18		(.40)

Total from investment operations	.16		(.43)

Net Asset Value, end of period	$9.73		$9.57

Total Return(a)	1.67%		(4.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.4		$12.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.74	%(e)(f)	1.65	%(e)(f)
Expenses Before Waivers and/or Expense Reimbursement	2.57	%(e)(f)	3.10	%(e)(f)
Net investment income (loss)	(.43	)%(e)	(.63	)%(e)
Portfolio turnover rate	56	%(g)	66	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.32% for the six months ended June 30, 2016 and 0.23% for the period ended December 31, 2015.

(g)	Not annualized.

	AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31, 2015(d)	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.59		$10.59	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		(.06)	(.01)
Net realized and unrealized gain (loss) on investments	.36		.06	.60

Total from investment operations	.33		—	.59

Net Asset Value, end of period	$10.92		$10.59	$10.59

Total Return(a)	3.12%		.00%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$52.2		$44.1	$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.69	%(e)	.79%	.50	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.56	%(e)	1.80%	3.87	%(e)
Net investment income (loss)	(.51	)%(e)	(.51)%	(.10	)%(e)
Portfolio turnover rate	12	%(f)	49%	23	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA International Core Equity Portfolio
	Six Months Ended June 30, 2016		January 5, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.19		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.17		.23
Net realized and unrealized gain (loss) on investments	(.55)		(.04)

Total from investment operations	(.38)		.19

Capital Contributions(e)(Note 4):	—	(f)	—

Net Asset Value, end of period	$9.81		$10.19

Total Return(a)	(3.73)%		1.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$751.9		$825.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(g)	.99	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(g)	1.04	%(g)
Net investment income (loss)	3.59	%(g)	2.17	%(g)
Portfolio turnover rate	61	%(h)	105	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

	AST T. Rowe Price Diversified Real Growth Portfolio
	Six Months Ended June 30, 2016		Year Ended December 31, 2015	April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.38		$10.40	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.08		.13	.09
Net realized and unrealized gain (loss) on investments	.22		(.15)	.31

Total from investment operations	.30		(.02)	.40

Net Asset Value, end of period	$10.68		$10.38	$10.40

Total Return(a)	2.89%		(.19)%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$33.9		$31.9	$14.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)	.99%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.56	%(e)	3.26%	7.00	%(e)
Net investment income (loss)	1.50	%(e)	1.19%	1.21	%(e)
Portfolio turnover rate	33	%(f)	49%	20	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Wellington Management Global Bond Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.13		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.04		.04
Net realized and unrealized gain (loss) on investments	.52		.09

Total from investment operations	.56		.13

Net Asset Value, end of period	$10.69		$10.13

Total Return(a)	5.53%		1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,580.1		$946.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.91	%(e)	.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.91	%(e)	.93	%(e)
Net investment income (loss)	.85	%(e)	.86	%(e)
Portfolio turnover rate	35	%(f)	16	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Wellington Management Real Total Return Portfolio
	Six Months Ended June 30, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.42		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		.01
Net realized and unrealized gain (loss) on investments	(.48)		(.59)

Total from investment operations	(.46)		(.58)

Net Asset Value, end of period	$8.96		$9.42

Total Return(a)	(4.88)%		(5.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.9		$15.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.42	%(e)	1.42	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.53	%(e)	2.97	%(e)
Net investment income (loss)	.42	%(e)	.31	%(e)
Portfolio turnover rate	145	%(f)	58	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

[1]

PI serves as the sole investment manager for the following portfolios: AST AB Global Bond Portfolio, AST BlackRock Multi-Asset Income Portfolio, AST Columbia Adaptive Risk Allocation Portfolio, AST Emerging Managers Diversified Portfolio, AST FQ Absolute Return Currency Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Strategic Income Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio, AST T. Rowe Price Diversified Real Growth Portfolio, AST Wellington Management Global Bond Portfolio, and AST Wellington Management Real Total Return Portfolio.

When used herein, the term “Manager” refers to (1) PI with respect to each Portfolio solely managed by PI; and (2) PI and ASTIS collectively with respect to each Portfolio jointly managed by PI and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST AB Global Bond Portfolio, AST Columbia Adaptive Risk Portfolio, AST Emerging Managers Diversified Portfolio, AST Goldman Sachs Global Income Portfolio, the AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Wellington Management Global Bond Portfolio, and AST Wellington Management Real Total Return Portfolio because each Portfolio recently commenced operations and the sole shareholder of each Portfolio and the Board had previously approved the management and subadvisory agreements for each Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements for each of these Portfolios as part of its annual review of the Trust’s advisory agreements in 2017.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-year period ended December 31, 2015. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST BlackRock Multi-Asset Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 1st quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2016.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.13% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FQ Absolute Return Currency Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark over the one-year period.

•

The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 1st quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2016.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.22% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton K2 Global Absolute Return Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over the one-year period the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.17% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Global Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over the one-year period, the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.19% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Strategic Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over the one-year period, the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Global Infrastructure Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.26% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of three funds.

AST Managed Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.25% through June 30, 2017.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four funds.

AST Managed Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 2nd quartile of its Peer Universe during the first quarter of 2016.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.25% through June 30, 2017.

•

The Board accepted PI’s recommendation to implement a voluntary management fee waiver effective July 1, 2016 based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board further noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that PI had contractually agreed to limit net Portfolio expenses to 1.48% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA International Core Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•

The Board considered that because the Portfolio commenced operations during 2015, there was less than a full year of performance to review, and therefore it would be prudent to allow the subadviser more time to develop its performance record.

•	The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 0.995% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board further noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board noted that PI had contractually agreed to limit net total Portfolio expenses to 1.05% through June 30, 2017, and that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0262031-00003-00 AST-SAR-G

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 24, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2016